UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 6th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2023

Date of reporting period:	06/30/2023

Item 1 – Reports to Stockholders

Advanced Series Trust

SEMIANNUAL REPORT        June 30, 2023

AST ClearBridge Dividend Growth Portfolio

AST Cohen & Steers Realty Portfolio

AST Emerging Markets Equity Portfolio

AST International Equity Portfolio

AST Large-Cap Core Portfolio

AST Large-Cap Growth Portfolio

AST Large-Cap Value Portfolio

AST MFS Global Equity Portfolio

AST Mid-Cap Growth Portfolio

AST Mid-Cap Value Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Natural Resources Portfolio

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2023, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2023

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	AST Clearbridge Dividend Growth Portfolio	A2
	AST Cohen & Steers Realty Portfolio	A8
	AST Emerging Markets Equity Portfolio	A12
	AST International Equity Portfolio	A41
	AST Large-Cap Core Portfolio	A54
	AST Large-Cap Growth Portfolio	A64
	AST Large-Cap Value Portfolio	A71
	AST MFS Global Equity Portfolio	A79
	AST Mid-Cap Growth Portfolio	A85
	AST Mid-Cap Value Portfolio	A93
	AST Small-Cap Growth Portfolio	A102
	AST Small-Cap Value Portfolio	A112
	AST T. Rowe Price Natural Resources Portfolio	A128

Section B	Notes to Financial Statements

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2023

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
Advanced Series Trust	July 31, 2023

Advanced Series Trust	June 30, 2023

Presentation of Portfolio Holdings — unaudited

AST ClearBridge Dividend Growth (As of 06/30/2023)

Ten Largest Holdings	Line of Business		% of Net Assets

Microsoft Corp.	Software		5.1%

Apple, Inc.	Technology Hardware, Storage & Peripherals		3.7%

Williams Cos., Inc. (The)	Oil, Gas & Consumable Fuels		3.3%

Apollo Global Management, Inc.	Financial Services		3.3%

Raytheon Technologies Corp.	Aerospace & Defense		3.3%

Linde PLC	Chemicals		3.2%

Sempra Energy	Multi-Utilities		2.8%

Comcast Corp. (Class A Stock)	Media		2.8%

Becton, Dickinson & Co.	Health Care Equipment & Supplies		2.8%

JPMorgan Chase & Co.	Banks		2.7%

AST Cohen & Steers Realty (As of 06/30/2023)

Ten Largest Holdings	Real Estate Sectors		% of Net Assets

Prologis, Inc.	Industrial REITs		10.2%

Digital Realty Trust, Inc.	Specialized REITs		7.8%

Welltower, Inc.	Health Care REITs		6.5%

Realty Income Corp.	Retail REITs		6.2%

Simon Property Group, Inc.	Retail REITs		6.2%

Invitation Homes, Inc.	Residential REITs		5.7%

American Tower Corp.	Specialized REITs		5.4%

Crown Castle, Inc.	Specialized REITs		4.5%

Equinix, Inc.	Specialized REITs		4.1%

Sun Communities, Inc.	Residential REITs		3.9%

AST Emerging Markets Equity (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	Country	% of Net Assets

Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	5.7%

Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	4.3%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	Taiwan	2.9%

Tencent Holdings Ltd.	Interactive Media & Services	China	2.9%

Alibaba Group Holding Ltd.	Broadline Retail	China	1.8%

China Construction Bank Corp. (Class H Stock)	Banks	China	1.6%

Vanguard FTSE Emerging Markets ETF	Unaffiliated Exchange-Traded Funds	United States	1.5%

iShares Core MSCI Emerging Markets ETF	Unaffiliated Exchange-Traded Funds	United States	1.4%

Bank Rakyat Indonesia Persero Tbk PT	Banks	Indonesia	1.4%

Kia Corp.	Automobiles	South Korea	1.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust	June 30, 2023

Presentation of Portfolio Holdings — unaudited (continued)

AST International Equity (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	Country	% of Net Assets

iShares Core MSCI EAFE ETF	Unaffiliated Exchange-Traded Funds	United States	2.0%

Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	1.7%

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	1.7%

ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	1.7%

Shell PLC	Oil, Gas & Consumable Fuels	Netherlands	1.6%

Nestle SA	Food Products	United States	1.5%

Novartis AG	Pharmaceuticals	Switzerland	1.4%

Roche Holding AG	Pharmaceuticals	United States	1.3%

TotalEnergies SE	Oil, Gas & Consumable Fuels	France	1.2%

AstraZeneca PLC	Pharmaceuticals	United Kingdom	1.2%

AST Large-Cap Core (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business		% of Net Assets

Microsoft Corp.	Software		8.2%

Apple, Inc.	Technology Hardware, Storage & Peripherals		6.1%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services		3.1%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment		2.8%

Amazon.com, Inc.	Broadline Retail		2.6%

Mastercard, Inc. (Class A Stock)	Financial Services		1.8%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services		1.6%

iShares Core S&P 500 ETF	Unaffiliated Exchange-Traded Funds		1.5%

Visa, Inc. (Class A Stock)	Financial Services		1.2%

ConocoPhillips	Oil, Gas & Consumable Fuels		1.2%

AST Large-Cap Growth (As of 06/30/2023)

Ten Largest Holdings	Line of Business		% of Net Assets

Microsoft Corp.	Software		10.3%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment		6.5%

Apple, Inc.	Technology Hardware, Storage & Peripherals		6.2%

Amazon.com, Inc.	Broadline Retail		5.9%

Visa, Inc. (Class A Stock)	Financial Services		3.4%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services		3.3%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services		3.1%

Mastercard, Inc. (Class A Stock)	Financial Services		2.3%

UnitedHealth Group, Inc.	Health Care Providers & Services		2.3%

Eli Lilly & Co.	Pharmaceuticals		1.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust	June 30, 2023

Presentation of Portfolio Holdings — unaudited (continued)

AST Large-Cap Value (As of 06/30/2023)

Ten Largest Holdings	Line of Business		% of Net Assets

Johnson & Johnson	Pharmaceuticals		2.2%

Pfizer, Inc.	Pharmaceuticals		1.9%

JPMorgan Chase & Co.	Banks		1.8%

Comcast Corp. (Class A Stock)	Media		1.7%

Merck & Co., Inc.	Pharmaceuticals		1.6%

ConocoPhillips	Oil, Gas & Consumable Fuels		1.6%

American International Group, Inc.	Insurance		1.5%

Elevance Health, Inc.	Health Care Providers & Services		1.4%

Chubb Ltd.	Insurance		1.4%

Wells Fargo & Co.	Banks		1.3%

AST MFS Global Equity (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	Country	% of Net Assets

Visa, Inc. (Class A Stock)	Financial Services	United States	3.0%

Schneider Electric SE	Electrical Equipment	United States	2.9%

Linde PLC	Chemicals	United States	2.7%

Medtronic PLC	Health Care Equipment & Supplies	United States	2.6%

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	2.5%

Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	United States	2.5%

Comcast Corp. (Class A Stock)	Media	United States	2.5%

Roche Holding AG	Pharmaceuticals	United States	2.4%

Accenture PLC (Class A Stock)	IT Services	United States	2.3%

Honeywell International, Inc.	Industrial Conglomerates	United States	2.2%

AST Mid-Cap Growth (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business		% of Net Assets

Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment		2.0%

CoStar Group, Inc.	Real Estate Management & Development		2.0%

Copart, Inc.	Commercial Services & Supplies		1.9%

Dexcom, Inc.	Health Care Equipment & Supplies		1.6%

Trade Desk, Inc. (The) (Class A Stock)	Media		1.3%

Crowdstrike Holdings, Inc. (Class A Stock)	Software		1.2%

Vanguard Mid-Cap Growth ETF	Unaffiliated Exchange-Traded Funds		1.2%

HubSpot, Inc.	Software		1.2%

Pool Corp.	Distributors		1.2%

Tyler Technologies, Inc.	Software		1.1%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust	June 30, 2023

Presentation of Portfolio Holdings — unaudited (continued)

AST Mid-Cap Value (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

Vanguard Mid-Cap Value ETF	Unaffiliated Exchange-Traded Funds	1.9%

Leidos Holdings, Inc.	Professional Services	1.6%

Flex Ltd.	Electronic Equipment, Instruments & Components	1.6%

MKS Instruments, Inc.	Semiconductors & Semiconductor Equipment	1.3%

Everest Re Group Ltd.	Insurance	1.3%

Middleby Corp. (The)	Machinery	1.1%

Molina Healthcare, Inc.	Health Care Providers & Services	1.1%

iShares Russell Mid-Cap Value ETF	Unaffiliated Exchange-Traded Funds	1.0%

US Foods Holding Corp.	Consumer Staples Distribution & Retail	0.9%

M&T Bank Corp.	Banks	0.9%

AST Small-Cap Growth (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

Vanguard Small-Cap Growth ETF	Unaffiliated Exchange-Traded Funds	1.9%

Super Micro Computer, Inc.	Technology Hardware, Storage & Peripherals	1.3%

Chart Industries, Inc.	Machinery	1.2%

Inspire Medical Systems, Inc.	Health Care Equipment & Supplies	1.1%

Shift4 Payments, Inc. (Class A Stock)	Financial Services	1.1%

Visteon Corp.	Automobile Components	1.0%

Matador Resources Co.	Oil, Gas & Consumable Fuels	0.9%

AZEK Co., Inc. (The)	Building Products	0.9%

iShares Russell 2000 Growth ETF	Unaffiliated Exchange-Traded Funds	0.8%

ATI, Inc.	Metals & Mining	0.8%

AST Small-Cap Value (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

iShares Russell 2000 Value ETF	Unaffiliated Exchange-Traded Funds	2.4%

Vanguard Small-Cap Value ETF	Unaffiliated Exchange-Traded Funds	1.6%

Meritage Homes Corp.	Household Durables	0.7%

Belden, Inc.	Electronic Equipment, Instruments & Components	0.6%

SLM Corp.	Consumer Finance	0.6%

Topgolf Callaway Brands Corp.	Leisure Products	0.6%

Beacon Roofing Supply, Inc.	Trading Companies & Distributors	0.6%

Essent Group Ltd.	Financial Services	0.6%

Portland General Electric Co.	Electric Utilities	0.5%

Terex Corp.	Machinery	0.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust	June 30, 2023

Presentation of Portfolio Holdings — unaudited (continued)

AST T. Rowe Price Natural Resources (As of 06/30/2023)

Ten Largest Holdings	Line of Business	Country	% of Net Assets

TotalEnergies SE	Integrated Oil & Gas	France	3.6%

Exxon Mobil Corp.	Integrated Oil & Gas	United States	3.5%

ConocoPhillips	Oil & Gas Exploration & Production	United States	3.3%

Shell PLC	Integrated Oil & Gas	Netherlands	3.0%

Hess Corp.	Oil & Gas Exploration & Production	United States	2.8%

Chevron Corp.	Integrated Oil & Gas	United States	2.6%

EOG Resources, Inc.	Oil & Gas Exploration & Production	United States	2.4%

BP PLC	Integrated Oil & Gas	United Kingdom	2.1%

Linde PLC	Industrial Gases	United States	2.1%

Equinor ASA	Integrated Oil & Gas	Norway	1.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust	June 30, 2023

Fees and Expenses — unaudited

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST ClearBridge Dividend Growth	Actual	$1,000.00	$1,084.60	0.92%	$4.76
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

AST Cohen & Steers Realty	Actual	$1,000.00	$1,053.40	1.08%	$5.50
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

AST Emerging Markets Equity	Actual	$1,000.00	$1,084.60	1.29%	$6.67
	Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46

AST International Equity	Actual	$1,000.00	$1,113.30	1.01%	$5.29
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

AST Large-Cap Core	Actual	$1,000.00	$1,144.70	0.80%	$4.25
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

AST Large-Cap Growth	Actual	$1,000.00	$1,300.20	0.87%	$4.96
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

AST Large-Cap Value	Actual	$1,000.00	$1,028.70	0.81%	$4.07
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

AST MFS Global Equity	Actual	$1,000.00	$1,106.40	1.11%	$5.80
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

AST Mid-Cap Growth	Actual	$1,000.00	$1,153.10	1.06%	$5.66
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

Advanced Series Trust	June 30, 2023

Fees and Expenses — unaudited (continued)

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Mid-Cap Value	Actual	$1,000.00	$1,056.90	0.98%	$5.00
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

AST Small-Cap Growth	Actual	$1,000.00	$1,119.60	0.98%	$5.15
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

AST Small-Cap Value	Actual	$1,000.00	$1,029.40	0.99%	$4.98
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

AST T. Rowe Price Natural Resources	Actual	$1,000.00	$ 985.80	0.92%	$4.53
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2023, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SAR	Saudi Arabian Riyal
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR — American Depositary Receipt

BATE — CBOE- Europe – BXE Order Books

CITI — Citibank, N.A.

CVA — Certificate Van Aandelen (Bearer)

EAFE — Europe, Australasia, Far East

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

GS — Goldman Sachs & Co. LLC

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

LP — Limited Partnership

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

NVDR — Non-voting Depositary Receipt

NYSE — New York Stock Exchange

OTC — Over-the-counter

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

REITs — Real Estate Investment Trust

RTS — Russian Trading System

S&P — Standard & Poor’s

SGMX — Sigma X MTF

SOFR — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depositary Receipts

TSX — Toronto Stock Exchange

UTS — Unit Trust Security

XAMS — Amsterdam Stock Exchange

XASX — Australian Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS
Aerospace & Defense — 4.6%
Northrop Grumman Corp.	24,958	$11,375,856
Raytheon Technologies Corp.	283,930	27,813,783

		39,189,639

Air Freight & Logistics — 1.3%
United Parcel Service, Inc. (Class B Stock)	63,202	11,328,958

Automobiles — 1.0%
General Motors Co.	207,483	8,000,544

Banks — 3.7%
JPMorgan Chase & Co.	159,234	23,158,993
PNC Financial Services Group, Inc. (The)	66,752	8,407,414

		31,566,407

Beverages — 3.4%
Coca-Cola Co. (The)	273,989	16,499,618
Diageo PLC (United Kingdom)	275,300	11,835,423

		28,335,041

Chemicals — 5.1%
Linde PLC	70,410	26,831,843
PPG Industries, Inc.	107,429	15,931,720

		42,763,563

Commercial Services & Supplies — 1.6%
Waste Management, Inc.	75,683	13,124,946

Communications Equipment — 1.0%
Cisco Systems, Inc.	168,661	8,726,520

Construction Materials — 2.6%
Vulcan Materials Co.	97,941	22,079,819

Consumer Finance — 1.3%
Capital One Financial Corp.	98,100	10,729,197

Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	259,722	9,659,061

Electric Utilities — 1.7%
Edison International	201,394	13,986,813

Entertainment — 0.7%
Walt Disney Co. (The)*	66,835	5,967,029

Financial Services — 7.1%
Apollo Global Management, Inc.	367,768	28,248,260
Mastercard, Inc. (Class A Stock)	33,378	13,127,568
Visa, Inc. (Class A Stock)(a)	79,615	18,906,970

		60,282,798

Food Products — 4.0%
Mondelez International, Inc. (Class A Stock)	254,721	18,579,350
Nestle SA, ADR	122,528	14,746,245

		33,325,595

Ground Transportation — 1.7%
Union Pacific Corp.	70,645	14,455,380

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies — 2.8%
Becton, Dickinson & Co.	87,855	$23,194,599

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	34,816	16,733,962

Household Products — 2.0%
Procter & Gamble Co. (The)	113,630	17,242,216

Insurance — 4.1%
American International Group, Inc.	137,409	7,906,514
MetLife, Inc.	185,929	10,510,566
Travelers Cos., Inc. (The)	93,981	16,320,741

		34,737,821

Media — 2.8%
Comcast Corp. (Class A Stock)	573,214	23,817,042

Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	203,451	8,138,040

Multi-Utilities — 2.8%
Sempra Energy	165,096	24,036,327

Oil, Gas & Consumable Fuels — 9.2%
Chesapeake Energy Corp.	102,310	8,561,301
Enbridge, Inc. (Canada)	565,631	21,013,191
EQT Corp.(a)	218,577	8,990,072
Pioneer Natural Resources Co.	51,632	10,697,118
Williams Cos., Inc. (The)	866,003	28,257,678

		77,519,360

Pharmaceuticals — 6.0%
Johnson & Johnson	126,752	20,979,991
Merck & Co., Inc.	167,883	19,372,019
Pfizer, Inc.	287,833	10,557,715

		50,909,725

Residential REITs — 1.8%
AvalonBay Communities, Inc.	82,134	15,545,502

Semiconductors & Semiconductor Equipment — 3.5%
Broadcom, Inc.	18,156	15,749,059
Intel Corp.	231,628	7,745,641
Texas Instruments, Inc.	34,716	6,249,574

		29,744,274

Software — 8.8%
Microsoft Corp.	125,656	42,790,894
Oracle Corp.	131,838	15,700,588
SAP SE (Germany), ADR(a)	112,632	15,409,184

		73,900,666

Specialized REITs — 2.1%
American Tower Corp.	61,461	11,919,746
Public Storage	20,400	5,954,352

		17,874,098

Specialty Retail — 2.1%
Home Depot, Inc. (The)	58,158	18,066,201

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	160,669	$31,164,966

TOTAL LONG-TERM INVESTMENTS (cost $650,206,858)		816,146,109

SHORT-TERM INVESTMENTS — 8.6%
AFFILIATED MUTUAL FUND — 5.0%
PGIM Institutional Money Market Fund (cost $42,378,047; includes $42,186,338 of cash collateral for securities on loan)(b)(we)	42,404,189	42,374,507

UNAFFILIATED FUND — 3.6%
Fidelity Government Portfolio (Institutional Shares)	30,027,868	30,027,868

(cost $30,027,868)

TOTAL SHORT-TERM INVESTMENTS (cost $72,405,915)		72,402,375

TOTAL INVESTMENTS—105.2% (cost $722,612,773)		888,548,484
Liabilities in excess of other assets — (5.2)%		(44,261,553)

NET ASSETS — 100.0%		$844,286,931

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,831,361; cash collateral of $42,186,338 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 39,189,639	$—	$—
Air Freight & Logistics	11,328,958	—	—
Automobiles	8,000,544	—	—
Banks	31,566,407	—	—
Beverages	16,499,618	11,835,423	—
Chemicals	42,763,563	—	—
Commercial Services & Supplies	13,124,946	—	—
Communications Equipment	8,726,520	—	—
Construction Materials	22,079,819	—	—
Consumer Finance	10,729,197	—	—
Diversified Telecommunication Services	9,659,061	—	—
Electric Utilities	13,986,813	—	—
Entertainment	5,967,029	—	—
Financial Services	60,282,798	—	—
Food Products	33,325,595	—	—
Ground Transportation	14,455,380	—	—
Health Care Equipment & Supplies	23,194,599	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Health Care Providers & Services	$16,733,962	$—	$—
Household Products	17,242,216	—	—
Insurance	34,737,821	—	—
Media	23,817,042	—	—
Metals & Mining	8,138,040	—	—
Multi-Utilities	24,036,327	—	—
Oil, Gas & Consumable Fuels	77,519,360	—	—
Pharmaceuticals	50,909,725	—	—
Residential REITs	15,545,502	—	—
Semiconductors & Semiconductor Equipment	29,744,274	—	—
Software	73,900,666	—	—
Specialized REITs	17,874,098	—	—
Specialty Retail	18,066,201	—	—
Technology Hardware, Storage & Peripherals	31,164,966	—	—
Short-Term Investments
Affiliated Mutual Fund	42,374,507	—	—
Unaffiliated Fund	30,027,868	—	—

Total	$876,713,061	$11,835,423	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Oil, Gas & Consumable Fuels	9.2%
Software	8.8
Financial Services	7.1
Pharmaceuticals	6.0
Chemicals	5.1
Affiliated Mutual Fund (5.0% represents investments purchased with collateral from securities on loan)	5.0
Aerospace & Defense	4.6
Insurance	4.1
Food Products	4.0
Banks	3.7
Technology Hardware, Storage & Peripherals	3.7
Unaffiliated Fund	3.6
Semiconductors & Semiconductor Equipment	3.5
Beverages	3.4
Multi-Utilities	2.8
Media	2.8
Health Care Equipment & Supplies	2.8
Construction Materials	2.6
Specialty Retail	2.1

Specialized REITs	2.1%
Household Products	2.0
Health Care Providers & Services	2.0
Residential REITs	1.8
Ground Transportation	1.7
Electric Utilities	1.7
Commercial Services & Supplies	1.6
Air Freight & Logistics	1.3
Consumer Finance	1.3
Diversified Telecommunication Services	1.1
Communications Equipment	1.0
Metals & Mining	1.0
Automobiles	1.0
Entertainment	0.7

105.2
Liabilities in excess of other assets	(5.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$41,831,361	$(41,831,361)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value, including securities on loan of $41,831,361:
Unaffiliated investments (cost $680,234,726)	$846,173,977
Affiliated investments (cost $42,378,047)	42,374,507
Tax reclaim receivable	1,015,002
Dividends receivable	687,545
Receivable for Portfolio shares sold	2,340
Prepaid expenses and other assets	21,761

Total Assets	890,275,132

LIABILITIES
Payable to broker for collateral for securities on loan	42,186,338
Payable for investments purchased	2,896,145
Payable to affiliate	431,238
Accrued expenses and other liabilities	225,487
Management fee payable	178,892
Payable for Portfolio shares purchased	46,401
Distribution fee payable	22,741
Affiliated transfer agent fee payable	707
Trustees’ fees payable	252

Total Liabilities	45,988,201

NET ASSETS	$844,286,931

Net assets were comprised of:
Partners’ Equity	$844,286,931

Net asset value and redemption price per share, $844,286,931 / 28,884,623 outstanding shares of beneficial interest	$29.23

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $78,080 foreign withholding tax)	$11,377,577
Affiliated income from securities lending, net	80,111

Total income	11,457,688

EXPENSES
Management fee	2,676,108
Distribution fee	995,879
Custodian and accounting fees	33,740
Audit fee	12,992
Professional fees	12,390
Trustees’ fees	11,063
Shareholders’ reports	4,886
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,999
Miscellaneous	19,851

Total expenses	3,770,908
Less: Fee waiver and/or expense reimbursement	(146,079)

Net expenses	3,624,829

NET INVESTMENT INCOME (LOSS)	7,832,859

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,423)	29,042,777
Foreign currency transactions	(11,684)

29,031,093

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(10,786))	29,906,069
Foreign currencies	194

29,906,263

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	58,937,356

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,770,215

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,832,859	$16,747,359
Net realized gain (loss) on investment and foreign currency transactions	29,031,093	122,888,058
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	29,906,263	(207,531,385)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	66,770,215	(67,895,968)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,838,149 and 11,035,680 shares, respectively]	50,160,660	287,111,717
Portfolio shares purchased [2,924,717 and 17,350,283 shares, respectively]	(80,445,842)	(468,998,916)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(30,285,182)	(181,887,199)

TOTAL INCREASE (DECREASE)	36,485,033	(249,783,167)
NET ASSETS:
Beginning of period	807,801,898	1,057,585,065

End of period	$844,286,931	$807,801,898

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$26.95		$29.15	$23.04	$22.00	$16.79		$17.63

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27		0.48	0.21	0.29	0.27		0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.01		(2.68)	5.90	0.75 (b)	4.94		(1.10)

Total from investment operations	2.28		(2.20)	6.11	1.04	5.21		(0.84)

Capital Contributions	—		—	—	—	—	(c)(d)(e)	—	(d)(e)

Net Asset Value, end of period	$29.23		$26.95	$29.15	$23.04	$22.00		$16.79

Total Return(f)	8.46%		(7.55)%	26.52%	4.73%	31.03	%(g)	(4.76	)%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$844		$808	$1,058	$1,715	$2,469		$1,337
Average net assets (in millions)	$803		$938	$1,340	$1,972	$1,884		$1,564
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.91	%(i)	0.91%	0.91%	0.91%	0.91%		0.89%
Expenses before waivers and/or expense reimbursement	0.95	%(i)	0.94%	0.93%	0.92%	0.92%		0.93%
Net investment income (loss)	1.97	%(i)	1.79%	0.84%	1.42%	1.33%		1.47%
Portfolio turnover rate(j)	10%		34%	9%	69%	18%		9%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Amount rounds to zero.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.4%

COMMON STOCKS
Casinos & Gaming — 0.9%
Boyd Gaming Corp.	63,494	$4,404,579

Health Care REITs — 9.8%
Healthcare Realty Trust, Inc.	616,226	11,622,022
Medical Properties Trust, Inc.(a)	536,313	4,966,259
Welltower, Inc.	409,628	33,134,809

		49,723,090

Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.	222,364	3,742,386

Industrial REITs — 13.6%
Americold Realty Trust, Inc.	536,607	17,332,406
Prologis, Inc.	422,457	51,805,902

		69,138,308

Office REITs — 1.6%
Cousins Properties, Inc.(a)	25,398	579,074
Highwoods Properties, Inc.	327,244	7,824,404

		8,403,478

Real Estate Services — 1.8%
Jones Lang LaSalle, Inc.*(a)	58,238	9,073,480

Residential REITs — 23.8%
American Homes 4 Rent (Class A Stock)	337,028	11,947,643
Apartment Income REIT Corp.	186,210	6,720,319
Camden Property Trust	153,189	16,677,686
Essex Property Trust, Inc.	32,467	7,607,018
Invitation Homes, Inc.	839,031	28,862,666
Mid-America Apartment Communities, Inc.	113,924	17,300,499
Sun Communities, Inc.	151,802	19,804,089
UDR, Inc.(a)	293,475	12,607,686

		121,527,606

Retail REITs — 16.2%
Kimco Realty Corp.	583,693	11,510,426
Realty Income Corp.(a)	527,607	31,545,623
Simon Property Group, Inc.	271,831	31,391,044
Spirit Realty Capital, Inc.	212,319	8,361,122

		82,808,215

Specialized REITs — 31.0%
American Tower Corp.	140,898	27,325,758
Crown Castle, Inc.	199,629	22,745,728
Digital Realty Trust, Inc.(a)	351,111	39,981,009

	Shares	Value

COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Equinix, Inc.	26,423	$20,714,047
Extra Space Storage, Inc.(a)	46,235	6,882,080
Iron Mountain, Inc.(a)	126,429	7,183,696
Public Storage	47,497	13,863,424
SBA Communications Corp.	74,750	17,324,060
Weyerhaeuser Co.	52,784	1,768,792

		157,788,594

TOTAL LONG-TERM INVESTMENTS (cost $530,653,290)		506,609,736

SHORT-TERM INVESTMENTS — 11.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	3,447,769	3,447,769
PGIM Institutional Money Market Fund (cost $56,424,173; includes $56,150,204 of cash collateral for securities on loan)(b)(wi)	56,461,638	56,422,115

TOTAL SHORT-TERM INVESTMENTS (cost $59,871,942)		59,869,884

TOTAL INVESTMENTS—111.1% (cost $590,525,232)		566,479,620

Liabilities in excess of other assets — (11.1)%		(56,816,781)

NET ASSETS — 100.0%		$509,662,839

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,221,609; cash collateral of $56,150,204 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Casinos & Gaming	$4,404,579	$—	$—
Health Care REITs	49,723,090	—	—
Hotel & Resort REITs	3,742,386	—	—
Industrial REITs	69,138,308	—	—
Office REITs	8,403,478	—	—
Real Estate Services	9,073,480	—	—
Residential REITs	121,527,606	—	—
Retail REITs	82,808,215	—	—
Specialized REITs	157,788,594	—	—
Short-Term Investments
Affiliated Mutual Funds	59,869,884	—	—

Total	$566,479,620	$—	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Specialized REITs	31.0%
Residential REITs	23.8
Retail REITs	16.2
Industrial REITs	13.6
Affiliated Mutual Funds (11.0% represents investments purchased with collateral from securities on loan)	11.7
Health Care REITs	9.8
Real Estate Services	1.8

Office REITs	1.6%
Casinos & Gaming	0.9
Hotel & Resort REITs	0.7

111.1
Liabilities in excess of other assets	(11.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$55,221,609	$(55,221,609)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $55,221,609:
Unaffiliated investments (cost $530,653,290)	$506,609,736
Affiliated investments (cost $59,871,942)	59,869,884
Foreign currency, at value (cost $1)	2
Dividends receivable	1,159,579
Tax reclaim receivable	329,733
Receivable for Portfolio shares sold	14,668
Prepaid expenses	1,090

Total Assets	567,984,692

LIABILITIES
Payable to broker for collateral for securities on loan	56,150,204
Payable for investments purchased	1,282,109
Accrued expenses and other liabilities	382,945
Payable to affiliate	264,375
Management fee payable	143,863
Payable for Portfolio shares purchased	83,918
Distribution fee payable	13,732
Affiliated transfer agent fee payable	707

Total Liabilities	58,321,853

NET ASSETS	$509,662,839

Net assets were comprised of:
Partners’ Equity	$509,662,839

Net asset value and redemption price per share, $509,662,839 / 32,290,360 outstanding shares of beneficial interest	$15.78

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $33,944 foreign withholding tax, of which $12,720 is reimbursable by an affiliate)	$7,348,243
Affiliated income from securities lending, net	37,161
Affiliated dividend income	5,272

Total income	7,390,676

EXPENSES
Management fee	2,051,918
Distribution fee	619,160
Custodian and accounting fees	34,601
Professional fees	13,581
Audit fee	11,554
Trustees’ fees	8,252
Shareholders’ reports	4,099
Transfer agent’s fees and expenses (including affiliated expense of $2,207)	4,061
Miscellaneous	21,412

Total expenses	2,768,638
Less: Fee waiver and/or expense reimbursement	(86,330)

Net expenses	2,682,308

NET INVESTMENT INCOME (LOSS)	4,708,368

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(20,155))	3,304,349
Foreign currency transactions	(45,295)

3,259,054

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,084))	14,592,606
Foreign currencies	(1,963)

14,590,643

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	17,849,697

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,558,065

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,708,368	$5,637,535
Net realized gain (loss) on investment and foreign currency transactions	3,259,054	33,252,719
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,590,643	(188,063,192)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,558,065	(149,172,938)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,583,987 and 10,121,159 shares, respectively]	24,634,847	174,191,173
Portfolio shares issued in merger [4,462,717 and 0 shares, respectively]	70,912,566	—
Portfolio shares purchased [2,589,470 and 8,990,268 shares, respectively]	(40,452,021)	(148,859,916)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	55,095,392	25,331,257

TOTAL INCREASE (DECREASE)	77,653,457	(123,841,681)
NET ASSETS:
Beginning of period	432,009,382	555,851,063

End of period	$509,662,839	$432,009,382

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.98		$20.07	$14.05	$14.46	$11.02		$11.57

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.19	0.08	0.22	0.19		0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.65		(5.28)	5.94	(0.63)	3.25		(0.76)

Total from investment operations	0.80		(5.09)	6.02	(0.41)	3.44		(0.55)

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$15.78		$14.98	$20.07	$14.05	$14.46		$11.02

Total Return(d)	5.34%		(25.36)%	42.85%	(2.84)%	31.22	%(e)	(4.75)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$510		$432	$556	$547	$616		$506
Average net assets (in millions)	$499		$509	$544	$502	$600		$596
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.08	%(g)	1.10%	1.10%	1.08%	1.05%		1.05%
Expenses before waivers and/or expense reimbursement	1.11	%(g)	1.11%	1.11%	1.11%	1.10%		1.11%
Net investment income (loss)	1.90	%(g)	1.11%	0.50%	1.64%	1.45%		1.89%
Portfolio turnover rate(h)	24%		46%	42%	89%	79%		56%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.4%
COMMON STOCKS — 90.1%
Australia — 0.1%
AngloGold Ashanti Ltd., ADR	9,461	$199,533

Bahrain — 0.2%
Ithmaar Holding BSC*	4,745,026	379,602

Botswana — 0.0%
Choppies Enterprises Ltd.*^	534,631	17,910

Brazil — 4.7%
Ambev SA	26,900	86,629
B3 SA - Brasil Bolsa Balcao	656,473	2,003,064
Banco Bradesco SA, ADR	254,649	881,085
Banco do Brasil SA	127,843	1,321,630
BB Seguridade Participacoes SA	84,657	543,670
Cosan SA	252,792	944,499
Hapvida Participacoes e Investimentos SA, 144A*	233,700	214,265
Itau Unibanco Holding SA, ADR	4,923	29,046
Klabin SA, UTS	125,700	573,082
Lojas Renner SA	13,500	56,558
Magazine Luiza SA*	344,300	243,042
Odontoprev SA	180,070	466,703
PRIO SA*	3,700	28,738
Rumo SA	6,000	27,894
Suzano SA	5,200	48,077
Telefonica Brasil SA	12,000	108,918
TIM SA	210,189	642,656
Ultrapar Participacoes SA	6,900	27,322
Vale SA, ADR	104,302	1,399,733
Vibra Energia SA	64,100	243,645
WEG SA	191,700	1,514,159

		11,404,415

Chile — 1.1%
Antofagasta PLC	48,993	911,097
Banco Santander Chile, ADR	52,878	996,750
Cencosud SA	236,282	457,944
Falabella SA	23,016	55,261
Sociedad Quimica y Minera de Chile SA, ADR(a)	3,486	253,153

		2,674,205

China — 26.8%
360 Security Technology, Inc. (Class A Stock)*	6,200	10,716
3SBio, Inc., 144A*	132,603	133,435
Agricultural Bank of China Ltd. (Class A Stock)	102,500	49,801
Alibaba Group Holding Ltd.*	410,948	4,277,899
Alibaba Group Holding Ltd., ADR*	1,212	101,020
Anhui Conch Cement Co. Ltd. (Class A Stock)	4,800	15,697
ANTA Sports Products Ltd.	4,600	47,269
Avary Holding Shenzhen Co. Ltd. (Class A Stock)	21,900	73,276
AVIC Electromechanical Systems Co. Ltd. (Class A Stock)^	1,400	—
Baidu, Inc. (Class A Stock)*	40,050	683,084
Bank of Beijing Co. Ltd. (Class A Stock)	57,000	36,333

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Bank of China Ltd. (Class H Stock)	253,000	$101,578
Bank of Communications Co. Ltd. (Class A Stock)	82,600	65,967
Bank of Shanghai Co. Ltd. (Class A Stock)	13,200	10,449
Beijing Enterprises Holdings Ltd.	20,152	73,113
Beijing Kingsoft Office Software, Inc. (Class A Stock)*	364	23,699
Beijing New Building Materials PLC (Class A Stock)	2,400	8,096
Beijing Tiantan Biological Products Corp. Ltd. (Class A Stock)	1,400	5,238
Beijing United Information Technology Co. Ltd. (Class A Stock)	3,915	19,915
Beijing Yanjing Brewery Co. Ltd. (Class A Stock)	7,800	13,397
Beijing-Shanghai High Speed Railway Co. Ltd. (Class A Stock)	26,700	19,343
Bloomage Biotechnology Corp. Ltd. (Class A Stock)	353	4,337
BYD Co. Ltd. (Class H Stock)	1,000	32,065
Cambricon Technologies Corp. Ltd. (Class A Stock)*	339	8,808
Changchun High & New Technology Industry Group, Inc. (Class A Stock)	1,200	22,553
China Cinda Asset Management Co. Ltd. (Class H Stock)	1,164,000	116,351
China CITIC Bank Corp. Ltd. (Class H Stock)	1,303,698	612,944
China Communications Services Corp. Ltd. (Class H Stock)	478,000	236,002
China Construction Bank Corp. (Class H Stock)*	6,173,669	3,996,980
China Everbright Bank Co. Ltd. (Class A Stock)	105,900	44,745
China Everbright Bank Co. Ltd. (Class H Stock)	511,000	146,966
China Feihe Ltd., 144A	377,000	210,431
China Galaxy Securities Co. Ltd. (Class A Stock)	33,800	54,079
China Lesso Group Holdings Ltd.	118,000	77,764
China Literature Ltd., 144A*	13,600	57,359
China Medical System Holdings Ltd.	64,959	105,991
China Merchants Bank Co. Ltd. (Class A Stock)	7,436	33,590
China Merchants Bank Co. Ltd. (Class H Stock)	520,500	2,374,048
China Merchants Port Holdings Co. Ltd.	63,909	90,411
China National Building Material Co. Ltd. (Class H Stock)	256,554	158,535
China National Chemical Engineering Co. Ltd. (Class A Stock)	22,300	25,438
China National Nuclear Power Co. Ltd. (Class A Stock)	28,000	27,188
China National Software & Service Co. Ltd. (Class A Stock)	1,040	6,718
China Overseas Land & Investment Ltd.	315,000	689,108

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
China Pacific Insurance Group Co. Ltd. (Class A Stock)	15,400	$55,125
China Pacific Insurance Group Co. Ltd. (Class H Stock)	21,200	55,039
China Petroleum & Chemical Corp. (Class A Stock)	5,800	5,079
China Petroleum & Chemical Corp. (Class H Stock)	1,816,000	1,067,699
China Railway Group Ltd. (Class A Stock)	110,200	115,128
China Railway Signal & Communication Corp. Ltd. (Class A Stock)	6,219	4,967
China Resources Gas Group Ltd.	205,100	703,368
China Resources Land Ltd.	320,144	1,362,425
China Resources Microelectronics Ltd. (Class A Stock)	577	4,169
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (Class A Stock)	200	1,671
China State Construction Engineering Corp. Ltd. (Class A Stock)	173,000	136,680
China State Construction International Holdings Ltd.	52,000	59,438
China Taiping Insurance Holdings Co. Ltd.	316,600	329,824
China Zheshang Bank Co. Ltd. (Class A Stock)	122,300	44,458
Chongqing Changan Automobile Co. Ltd. (Class A Stock)	800	1,429
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	50,400	24,914
Chongqing Zhifei Biological Products Co. Ltd. (Class A Stock)	3,300	20,113
CITIC Ltd.	429,187	513,883
CITIC Securities Co. Ltd. (Class A Stock)	14,500	39,536
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	26,080	823,378
COSCO SHIPPING Development Co. Ltd. (Class A Stock)	18,500	6,295
COSCO SHIPPING Holdings Co. Ltd. (Class A Stock)	65,200	84,509
CSPC Pharmaceutical Group Ltd.	504,480	439,038
Daqin Railway Co. Ltd. (Class A Stock)	49,100	50,225
Dongfeng Motor Group Co. Ltd. (Class H Stock)	696,000	319,030
Dongyue Group Ltd.	165,000	123,932
East Money Information Co. Ltd. (Class A Stock)	14,140	27,718
ENN Energy Holdings Ltd.	45,300	566,617
ENN Natural Gas Co. Ltd. (Class A Stock)	7,900	20,640
Far East Horizon Ltd.	56,000	44,422
Focus Media Information Technology Co. Ltd. (Class A Stock)	20,900	19,584
Founder Securities Co. Ltd. (Class A Stock)	6,900	6,217
Foxconn Industrial Internet Co. Ltd. (Class A Stock)	20,200	70,013

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	310,400	$1,287,540
G-bits Network Technology Xiamen Co. Ltd. (Class A Stock)	600	40,546
GCL Technology Holdings Ltd.	1,219,000	282,997
Geely Automobile Holdings Ltd.	193,000	236,974
GF Securities Co. Ltd. (Class A Stock)	4,800	9,740
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	21,095	106,097
Guangdong Investment Ltd.	362,000	312,672
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class A Stock)	3,900	17,110
Guangzhou Shiyuan Electronic Technology Co. Ltd. (Class A Stock)	2,800	25,782
Guotai Junan Securities Co. Ltd. (Class A Stock)	800	1,543
H World Group Ltd., ADR*	3,120	120,994
Haidilao International Holding Ltd., 144A.	108,000	238,832
Haier Smart Home Co. Ltd. (Class A Stock)	129,700	419,431
Haier Smart Home Co. Ltd. (Class H Stock)	550,600	1,736,348
Hainan Airlines Holding Co. Ltd. (Class A Stock)*	36,100	7,855
Hainan Airport Infrastructure Co. Ltd. (Class A Stock)*	9,800	5,479
Haitian International Holdings Ltd.	82,000	192,316
Henan Shenhuo Coal & Power Co. Ltd. (Class A Stock)	19,200	34,390
Henan Shuanghui Investment & Development Co. Ltd. (Class A Stock)	6,400	21,586
Hengan International Group Co. Ltd.	16,500	69,571
Hengdian Group DMEGC Magnetics Co. Ltd. (Class A Stock)	25,600	64,232
Hithink RoyalFlush Information Network Co. Ltd. (Class A Stock)	600	14,502
Huaibei Mining Holdings Co. Ltd. (Class A Stock)	44,200	70,126
Huatai Securities Co. Ltd. (Class A Stock)	12,600	23,924
Huaxia Bank Co. Ltd. (Class A Stock)	86,100	64,143
Huayu Automotive Systems Co. Ltd. (Class A Stock)	312,019	793,612
Hubei Jumpcan Pharmaceutical Co. Ltd. (Class A Stock)	7,700	30,803
Hubei Xingfa Chemicals Group Co. Ltd. (Class A Stock)	4,400	13,483
Humanwell Healthcare Group Co. Ltd. (Class A Stock)	5,000	18,553
Hunan Valin Steel Co. Ltd. (Class A Stock)	38,800	25,501
Hundsun Technologies, Inc. (Class A Stock)	9,900	60,430
Imeik Technology Development Co. Ltd. (Class A Stock)	400	24,517

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Industrial & Commercial Bank of China Ltd. (Class A Stock)	50,800	$33,709
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,630,000	871,091
Industrial Bank Co. Ltd. (Class A Stock).	38,800	83,712
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	555,623	2,166,358
Inspur Electronic Information Industry Co. Ltd. (Class A Stock)	7,600	50,754
JA Solar Technology Co. Ltd. (Class A Stock)	4,800	27,554
Jason Furniture Hangzhou Co. Ltd. (Class A Stock)	5,700	29,935
JCET Group Co. Ltd. (Class A Stock)	2,000	8,599
JD.com, Inc., ADR(a)	18,883	644,477
JD.com, Inc. (Class A Stock)	103,883	1,771,680
Jiangsu King’s Luck Brewery JSC Ltd. (Class A Stock)	3,100	22,552
Jiangsu Pacific Quartz Co. Ltd. (Class A Stock)	900	14,102
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	1,400	25,326
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (Class A Stock)	2,000	9,906
Jiangsu Zhongtian Technology Co. Ltd. (Class A Stock)	21,400	46,898
Jiangxi Copper Co. Ltd. (Class A Stock)	2,200	5,767
Jinko Solar Co. Ltd. (Class A Stock)	5,544	10,748
Joincare Pharmaceutical Group Industry Co. Ltd. (Class A Stock)	25,100	43,941
Jointown Pharmaceutical Group Co. Ltd. (Class A Stock)	75,823	108,301
Joyoung Co. Ltd. (Class A Stock)	217,209	447,479
KE Holdings, Inc., ADR*	10,174	151,084
Kingboard Holdings Ltd.	58,000	158,640
Kingdee International Software Group Co. Ltd.*	27,000	36,257
Kunlun Energy Co. Ltd.	172,000	135,494
Kunlun Tech Co. Ltd. (Class A Stock)	1,100	6,096
Kweichow Moutai Co. Ltd. (Class A Stock)	1,200	279,504
Lenovo Group Ltd.	522,000	546,992
Lepu Medical Technology Beijing Co. Ltd. (Class A Stock)	2,300	7,157
Li Auto, Inc. (Class A Stock)*	3,600	62,330
Livzon Pharmaceutical Group, Inc. (Class A Stock)*	2,900	15,544
Longfor Group Holdings Ltd., 144A	58,174	142,057
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	2,200	8,698
Mango Excellent Media Co. Ltd. (Class A Stock)	8,000	37,765
Meihua Holdings Group Co. Ltd. (Class A Stock)	7,900	9,720
Meinian Onehealth Healthcare Holdings Co. Ltd. (Class A Stock)*	2,200	2,156
Meituan (Class B Stock), 144A*	156,809	2,458,909

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Metallurgical Corp. of China Ltd. (Class A Stock)	219,000	$119,765
Midea Group Co. Ltd. (Class A Stock)	150,648	1,223,604
Minth Group Ltd.	202,000	555,406
Montage Technology Co. Ltd. (Class A Stock)	1,243	9,849
National Silicon Industry Group Co. Ltd. (Class A Stock)*	2,305	6,639
NetEase, Inc.	165,300	3,201,682
New China Life Insurance Co. Ltd. (Class A Stock)	9,400	47,640
New China Life Insurance Co. Ltd. (Class H Stock)	37,600	99,360
New Oriental Education & Technology Group, Inc.*	20,500	80,806
Ningbo Ronbay New Energy Technology Co. Ltd. (Class A Stock)	505	3,767
NIO, Inc., ADR*(a)	18,547	179,720
Offshore Oil Engineering Co. Ltd. (Class A Stock)	2,500	2,014
PDD Holdings, Inc., ADR*	7,554	522,284
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	184,000	66,833
PetroChina Co. Ltd. (Class A Stock)	96,800	99,611
Ping An Bank Co. Ltd. (Class A Stock)	322,100	498,861
Ping An Insurance Group Co. of China Ltd. (Class A Stock)	13,200	84,333
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	399,500	2,551,574
Power Construction Corp. of China Ltd. (Class A Stock)	15,700	12,412
Qi An Xin Technology Group, Inc. (Class A Stock)*	618	4,410
Risen Energy Co. Ltd. (Class A Stock)* .	4,000	14,135
Sanan Optoelectronics Co. Ltd. (Class A Stock)	4,300	10,228
Sangfor Technologies, Inc. (Class A Stock)*	400	6,249
SDIC Power Holdings Co. Ltd. (Class A Stock)	6,100	10,625
Seres Group Co. Ltd. (Class A Stock)*	1,300	6,595
SF Holding Co. Ltd. (Class A Stock)	2,700	16,768
Shandong Nanshan Aluminum Co. Ltd. (Class A Stock)	77,400	32,230
Shanghai Aiko Solar Energy Co. Ltd. (Class A Stock)	3,920	16,611
Shanghai Baosight Software Co. Ltd. (Class A Stock)	1,680	11,766
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	186,500	499,639
Shanghai International Port Group Co. Ltd. (Class A Stock)	21,900	15,841
Shanghai Junshi Biosciences Co. Ltd. (Class A Stock)*	574	3,047
Shanghai RAAS Blood Products Co. Ltd. (Class A Stock)	24,200	25,023
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	3,200	7,192

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Shanxi Taigang Stainless Steel Co. Ltd. (Class A Stock)	37,800	$20,162
Shede Spirits Co. Ltd. (Class A Stock)	300	5,131
Shenzhen Energy Group Co. Ltd. (Class A Stock)	36,237	32,880
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	55,900	495,085
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	600	24,809
Shenzhen Transsion Holdings Co. Ltd. (Class A Stock)	774	15,677
Shenzhou International Group Holdings Ltd.	97,900	940,278
Sichuan Kelun Pharmaceutical Co. Ltd. (Class A Stock)	6,300	25,752
Sichuan Road & Bridge Group Co. Ltd. (Class A Stock)	12,880	17,389
Sinopharm Group Co. Ltd. (Class H Stock)	226,800	709,996
Spring Airlines Co. Ltd. (Class A Stock)*	800	6,334
Suzhou Dongshan Precision Manufacturing Co. Ltd. (Class A Stock)	13,600	48,578
TBEA Co. Ltd. (Class A Stock)	20,300	62,372
Tencent Holdings Ltd.	164,494	6,974,740
Thunder Software Technology Co. Ltd. (Class A Stock)	3,400	45,200
Tingyi Cayman Islands Holding Corp.	640,000	996,551
Toly Bread Co. Ltd. (Class A Stock)	12,640	17,618
Tongling Nonferrous Metals Group Co. Ltd. (Class A Stock)	36,000	14,365
Tongwei Co. Ltd. (Class A Stock)	8,200	38,785
Topsports International Holdings Ltd., 144A.	706,000	614,237
Trina Solar Co. Ltd. (Class A Stock)	1,896	11,134
Tsingtao Brewery Co. Ltd. (Class A Stock)	3,000	42,835
Vipshop Holdings Ltd., ADR*	6,402	105,633
Want Want China Holdings Ltd.	42,000	27,934
Western Superconducting Technologies Co. Ltd. (Class A Stock)	727	5,579
Wuchan Zhongda Group Co. Ltd. (Class A Stock)	13,500	9,187
Wuliangye Yibin Co. Ltd. (Class A Stock)	72,749	1,641,040
WuXi AppTec Co. Ltd. (Class A Stock)	4,000	34,373
Wuxi Biologics Cayman, Inc., 144A*	81,500	391,693
Wuxi Lead Intelligent Equipment Co. Ltd. (Class A Stock)	41,780	208,686
Xiamen C & D, Inc. (Class A Stock)	56,700	85,190
Xiaomi Corp. (Class B Stock), 144A*	116,000	159,492
Xinjiang Daqo New Energy Co. Ltd. (Class A Stock)	1,493	8,326
Xinyi Glass Holdings Ltd.	368,000	575,302
Xinyi Solar Holdings Ltd.	440,000	510,839
Yealink Network Technology Corp. Ltd. (Class A Stock)	9,360	45,204

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
YTO Express Group Co. Ltd. (Class A Stock)	15,300	$30,678
Yum China Holdings, Inc.(a)	5,825	329,112
Yunda Holding Co. Ltd. (Class A Stock)	1,100	1,449
Yunnan Aluminium Co. Ltd. (Class A Stock)	16,000	28,148
Yunnan Tin Co. Ltd. (Class A Stock)	2,700	5,795
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	3,000	7,063
Zhejiang Dahua Technology Co. Ltd. (Class A Stock)	1,100	2,996
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	2,700	20,827
Zhejiang Sanhua Intelligent Controls Co. Ltd. (Class A Stock)	1,500	6,260
Zhejiang Supor Co. Ltd. (Class A Stock)	67,900	467,739
Zhejiang Zheneng Electric Power Co. Ltd. (Class A Stock)*	9,300	6,492
Zhongjin Gold Corp. Ltd. (Class A Stock)	4,200	5,992
Zhongsheng Group Holdings Ltd.	76,500	293,676
Zhongtai Securities Co. Ltd. (Class A Stock)	5,400	5,138
Zhuzhou CRRC Times Electric Co. Ltd. (Class A Stock)	683	3,942
ZTE Corp. (Class A Stock)	17,900	112,291
ZTO Express Cayman, Inc., ADR	6,767	169,716

		65,413,439

Hong Kong — 1.1%
AIA Group Ltd.	120,400	1,222,843
Hang Seng Bank Ltd.	19,300	275,133
Hong Kong Exchanges & Clearing Ltd.	29,000	1,098,781
Orient Overseas International Ltd.	2,500	33,582
WH Group Ltd., 144A	225,394	120,039

		2,750,378

Hungary — 0.1%
OTP Bank Nyrt	3,646	129,617

India — 8.5%
ABB India Ltd.	932	50,340
Asian Paints Ltd.	17,620	723,545
Aurobindo Pharma Ltd.	52,638	467,478
Axis Bank Ltd.	21,314	257,182
Bandhan Bank Ltd., 144A*	24,263	71,791
Bank of Baroda	110,216	256,667
Britannia Industries Ltd.	2,610	160,039
Coal India Ltd.	218,934	617,630
Colgate-Palmolive India Ltd.	2,432	50,106
Dr. Reddy’s Laboratories Ltd.	5,297	333,605
HCL Technologies Ltd.	74,838	1,087,961
HDFC Bank Ltd.	97,180	2,016,759
Hero MotoCorp Ltd.	2,774	98,607
Hindustan Aeronautics Ltd.	891	41,267
Housing Development Finance Corp. Ltd.	24,484	844,705
ICICI Bank Ltd.	121,064	1,386,060

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
India (cont’d.)
ICICI Lombard General Insurance Co. Ltd., 144A.	7,290	$119,583
Indian Hotels Co. Ltd.	16,661	79,885
Indian Oil Corp. Ltd.	46,380	51,690
Infosys Ltd., ADR(a)	128,743	2,068,900
InterGlobe Aviation Ltd., 144A*	5,295	169,798
ITC Ltd.	12,942	71,362
Jindal Steel & Power Ltd.	8,828	62,740
Kotak Mahindra Bank Ltd.	36,448	822,029
Larsen & Toubro Ltd.	26,340	796,456
Maruti Suzuki India Ltd.	6,409	766,509
NTPC Ltd.	170,808	394,496
Oil & Natural Gas Corp. Ltd.	521,180	1,020,144
Petronet LNG Ltd.	378,930	1,030,640
Power Grid Corp. of India Ltd.	112,159	349,649
Reliance Industries Ltd.	42,442	1,322,963
Tata Consultancy Services Ltd.	8,337	336,876
Tata Motors Ltd.*	7,920	57,724
Tata Steel Ltd.	234,692	321,556
Titan Co. Ltd.	38,381	1,429,097
UltraTech Cement Ltd.	6,389	646,904
Vedanta Ltd.	129,791	442,069

		20,824,812

Indonesia — 3.4%
Adaro Energy Indonesia Tbk PT	3,914,100	582,526
Aneka Tambang Tbk	356,400	46,501
Astra International Tbk PT	1,546,300	701,368
Bank Negara Indonesia Persero Tbk PT	1,086,300	666,500
Bank Rakyat Indonesia Persero Tbk PT	9,329,406	3,406,088
Indofood Sukses Makmur Tbk PT	93,600	45,897
Semen Indonesia Persero Tbk PT	295,900	120,504
Telkom Indonesia Persero Tbk PT	6,930,900	1,854,173
Unilever Indonesia Tbk PT	473,800	134,891
United Tractors Tbk PT	486,689	754,805

		8,313,253

Kuwait — 0.2%
Kuwait Finance House KSCP	101,289	246,922
National Bank of Kuwait SAKP	109,426	333,721

		580,643

Malaysia — 0.2%
Genting Bhd	113,200	98,650
IHH Healthcare Bhd	21,400	27,027
Malaysia Airports Holdings Bhd	22,700	33,489
Petronas Chemicals Group Bhd	38,100	49,050
RHB Bank Bhd	151,000	175,847
Sime Darby Bhd	261,978	115,155
Sime Darby Plantation Bhd	115,293	102,685

		601,903

Mexico — 4.7%
Alfa SAB de CV (Class A Stock)	458,094	283,415
Arca Continental SAB de CV	32,344	331,962
Banco del Bajio SA, 144A	18,600	56,820

	Shares	Value

COMMON STOCKS (continued)
Mexico (cont’d.)
Bolsa Mexicana de Valores SAB de CV	100,792	$209,510
Cemex SAB de CV, ADR*	44,858	317,595
Coca-Cola Femsa SAB de CV, ADR	481	40,072
Controladora AXTEL SAB de CV*	275,901	3,546
Fomento Economico Mexicano SAB de CV, ADR	1,693	187,652
Grupo Aeroportuario del Pacifico SABde CV (Class B Stock)	74,581	1,342,214
Grupo Aeroportuario del Sureste SABde CV, ADR	783	217,431
Grupo Financiero Banorte SAB de CV (Class O Stock)	339,823	2,795,693
Grupo Mexico SAB de CV (Class B Stock)	11,200	53,851
Grupo Televisa SAB, ADR	16,796	86,163
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	385,429	859,937
Orbia Advance Corp. SAB de CV	422,119	903,818
Promotora y Operadora de Infraestructura SAB de CV	36,089	362,176
Southern Copper Corp.	16,201	1,162,260
Wal-Mart de Mexico SAB de CV	605,293	2,400,733

		11,614,848

Peru — 0.3%
Credicorp Ltd.	5,078	749,716

Philippines — 0.3%
BDO Unibank, Inc.	6,626	16,592
PLDT, Inc., ADR	1,541	36,013
Robinsons Retail Holdings, Inc.	322,320	319,843
SM Prime Holdings, Inc.	436,417	260,448

		632,896

Poland — 0.7%
Bank Polska Kasa Opieki SA	7,075	192,982
ORLEN SA	14,896	236,097
PGE Polska Grupa Energetyczna SA*	115,315	205,902
Powszechny Zaklad Ubezpieczen SA	122,282	1,186,091

		1,821,072

Qatar — 0.2%
Commercial Bank PSQC (The)	37,148	59,631
Industries Qatar QSC	28,448	88,512
Masraf Al Rayan QSC	87,183	61,763
Qatar Islamic Bank SAQ	21,777	106,564
Qatar National Bank QPSC	65,968	280,590

		597,060

Russia — 0.0%
Gazprom PJSC^	273,000	—
LUKOIL PJSC^	9,907	—
Magnit PJSC*^	861	—
Magnit PJSC, GDR^	1	—
Moscow Exchange MICEX-RTS PJSC^	569,693	1
Novatek PJSC^	23,180	—
Novolipetsk Steel PJSC*^	140,610	—
PhosAgro PJSC^	1,145	—
PhosAgro PJSC, GDR^	22	—

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Russia (cont’d.)
PhosAgro PJSC, GDR*^	2	$—
Rosneft Oil Co. PJSC, GDR*^	32,677	3
Sberbank of Russia PJSC^	275,108	1
Severstal PAO, GDR*^	51,348	5
Surgutneftegas PJSC^	324,980	1
Tatneft PJSC, ADR*^	2,728	—

		11

Saudi Arabia — 2.4%
Al Rajhi Bank	41,964	821,327
Arab National Bank	17,807	125,566
Bank Al-Jazira	23,350	114,324
Banque Saudi Fransi	50,349	562,453
Dr. Sulaiman Al Habib Medical Services Group Co.	4,037	308,870
Etihad Etisalat Co.	16,492	211,564
Jarir Marketing Co.	63,650	281,334
Riyad Bank	11,517	103,994
SABIC Agri-Nutrients Co.	4,647	161,408
Sahara International Petrochemical Co.	18,737	187,123
Saudi Arabian Mining Co.*	3,345	37,789
Saudi Basic Industries Corp.	49,796	1,178,760
Saudi Electricity Co.	37,829	228,890
Saudi National Bank (The)	43,650	430,508
Saudi Telecom Co.	93,754	1,093,147
Yanbu National Petrochemical Co.	2,661	33,837

		5,880,894

Singapore — 0.1%
Sea Ltd., ADR*	4,521	262,399

South Africa — 3.6%
Absa Group Ltd.	42,925	383,120
African Rainbow Minerals Ltd.	19,184	202,396
Aspen Pharmacare Holdings Ltd.	9,509	92,758
AVI Ltd.	67,664	244,332
Bid Corp. Ltd.	40,123	881,636
Bidvest Group Ltd. (The)	54,703	761,040
Capitec Bank Holdings Ltd.	4,154	346,154
Exxaro Resources Ltd.	65,936	575,084
FirstRand Ltd.	183,138	667,315
Foschini Group Ltd. (The)	15,147	75,774
Gold Fields Ltd., ADR	8,615	119,145
Impala Platinum Holdings Ltd.	4,041	26,921
Mr. Price Group Ltd.	46,226	352,612
MultiChoice Group	24,118	122,446
Naspers Ltd. (Class N Stock)	1,451	262,139
Nedbank Group Ltd.	15,003	182,249
Northam Platinum Holdings Ltd.*	10,897	72,533
Old Mutual Ltd.	738,072	475,325
Pepkor Holdings Ltd., 144A	66,497	58,282
Sanlam Ltd.	349,754	1,082,586
Sasol Ltd.	6,564	81,323
Sibanye Stillwater Ltd., ADR	11,897	74,237
Standard Bank Group Ltd.	90,654	855,912
Vodacom Group Ltd.	132,692	826,842

		8,822,161

	Shares	Value
COMMON STOCKS (continued)
South Korea — 14.8%
CJ Corp.	1,458	$75,655
DB Insurance Co. Ltd.	3,871	219,863
Doosan Bobcat, Inc.	20,390	911,434
F&F Co. Ltd.	886	80,759
GS Holdings Corp.	15,577	434,170
Hana Financial Group, Inc.	20,537	613,081
Hankook Tire & Technology Co. Ltd.	8,400	220,381
Hanmi Pharm Co. Ltd.	804	188,904
Hanwha Aerospace Co. Ltd.	1,354	131,134
HD Hyundai Co. Ltd.	6,718	306,616
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	5,050	448,920
HMM Co. Ltd.	28,797	414,077
Hyundai Engineering & Construction Co. Ltd.	6,676	194,064
Hyundai Glovis Co. Ltd.	4,508	678,703
Hyundai Mobis Co. Ltd.	482	85,337
Hyundai Motor Co.	2,341	368,226
Hyundai Steel Co.	23,151	596,569
Industrial Bank of Korea	47,646	374,805
Kangwon Land, Inc.	14,233	188,484
KB Financial Group, Inc.	42,326	1,536,210
Kia Corp.	47,783	3,218,712
Korea Aerospace Industries Ltd.	2,915	118,387
Korea Investment Holdings Co. Ltd.	8,615	339,774
Korean Air Lines Co. Ltd.	19,496	361,673
Kumho Petrochemical Co. Ltd.	465	47,020
LG Chem Ltd.	2,054	1,045,613
LG Electronics, Inc.	1,424	137,827
LG Energy Solution Ltd.*	680	286,683
LG H&H Co. Ltd.	556	194,303
LG Innotek Co. Ltd.	1,274	301,799
Mirae Asset Securities Co. Ltd.	23,789	131,208
NAVER Corp.	2,952	413,235
NCSoft Corp.	2,643	595,189
NH Investment & Securities Co. Ltd.	3,720	27,059
Pan Ocean Co. Ltd.	102,256	404,216
POSCO Holdings, Inc.	377	111,574
Samsung Electronics Co. Ltd.	252,277	13,891,200
Samsung SDI Co. Ltd.	1,423	726,633
Samsung SDS Co. Ltd.	2,918	273,529
Samsung Securities Co. Ltd.	6,079	166,850
SD Biosensor, Inc.	27,741	258,292
Shinhan Financial Group Co. Ltd.	44,404	1,147,942
SK Hynix, Inc.	17,848	1,568,204
SK Telecom Co. Ltd.	24,653	872,364
SK, Inc.	1,999	226,756
S-Oil Corp.	2,715	137,952
Woori Financial Group, Inc.	115,849	1,040,657

		36,112,043

Taiwan — 14.6%
Accton Technology Corp.	47,000	528,666
Advantech Co. Ltd.	66,595	876,770
ASE Technology Holding Co. Ltd.	560,543	1,993,374
Catcher Technology Co. Ltd.	119,797	675,911
Chailease Holding Co. Ltd.	45,897	301,764
Cheng Shin Rubber Industry Co. Ltd.	56,424	72,886
CTBC Financial Holding Co. Ltd.	1,008,098	806,145

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Taiwan (cont’d.)
Delta Electronics, Inc.	113,000	$1,252,303
Eclat Textile Co. Ltd.	63,000	1,013,059
Globalwafers Co. Ltd.	69,000	1,107,355
Hon Hai Precision Industry Co. Ltd.	371,115	1,349,278
Largan Precision Co. Ltd.	3,633	249,215
Lite-On Technology Corp.	85,000	283,045
MediaTek, Inc.	31,078	687,938
Micro-Star International Co. Ltd.	33,000	187,645
Nien Made Enterprise Co. Ltd.	15,000	165,342
Novatek Microelectronics Corp.	91,766	1,259,963
Pegatron Corp.	65,079	156,684
Pou Chen Corp.	254,557	258,021
President Chain Store Corp.	108,000	980,752
Realtek Semiconductor Corp.	97,000	1,209,456
Shanghai Commercial & Savings Bank Ltd. (The)	101,000	147,364
Taiwan Semiconductor Manufacturing Co. Ltd.	568,477	10,501,665
Taiwan Semiconductor Manufacturing Co. Ltd., ADR.	69,346	6,998,398
Uni-President Enterprises Corp.	63,000	154,465
Vanguard International Semiconductor Corp.	443,000	1,258,082
Winbond Electronics Corp.	39,153	34,630
Wiwynn Corp.	25,000	1,142,562
Zhen Ding Technology Holding Ltd.	19,000	64,249

		35,716,987

Thailand — 0.8%
Indorama Ventures PCL, NVDR	246,600	238,726
Minor International PCL, NVDR	28,200	27,307
SCB X PCL, NVDR	411,000	1,237,474
Siam Cement PCL (The)	46,100	419,147

		1,922,654

Turkey — 0.4%
Akbank TAS	593,592	461,310
Haci Omer Sabanci Holding A/S	41,687	73,771
Turk Hava Yollari AO*	26,558	197,829
Turkcell Iletisim Hizmetleri A/S	51,910	72,753
Turkiye Petrol Rafinerileri A/S	31,198	95,930
Yapi ve Kredi Bankasi A/S	148,955	74,427

		976,020

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	35,945	79,413
Aldar Properties PJSC	199,136	278,508
Emirates NBD Bank PJSC	33,454	136,182
Emirates Telecommunications Group Co. PJSC	56,727	348,097
First Abu Dhabi Bank PJSC	71,961	268,199

		1,110,399

United States — 0.3%
EPAM Systems, Inc.*	1,378	309,705

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Globant SA*	2,926	$525,861

		835,566

TOTAL COMMON STOCKS (cost $237,764,192)		220,344,436

PREFERRED STOCKS — 1.4%
Brazil
Gerdau SA (PRFC)	59,850	313,237
Itau Unibanco Holding SA (PRFC)	178,985	1,061,604
Itausa SA (PRFC)	126,600	254,617
Petroleo Brasileiro SA (PRFC)	303,100	1,869,925

TOTAL PREFERRED STOCKS (cost $3,147,929)		3,499,383

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.9%
United States
iShares Core MSCI Emerging Markets ETF	69,486	3,424,965
Vanguard FTSE Emerging Markets ETF	87,824	3,572,680

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $7,896,984)		6,997,645

TOTAL LONG-TERM INVESTMENTS (cost $248,809,105)		230,841,464

SHORT-TERM INVESTMENTS — 5.9% AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	11,282,496	11,282,496
PGIM Institutional Money Market Fund (cost $3,023,790; includes $3,007,789 of cash collateral for securities on loan)(b)(wi)	3,025,554	3,023,436

TOTAL SHORT-TERM INVESTMENTS (cost $14,306,286)		14,305,932

TOTAL INVESTMENTS—100.3%
(cost $263,115,391)		245,147,396
Liabilities in excess of other assets(z) — (0.3)%		(679,307)

NET ASSETS — 100.0%		$244,468,089

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17,921 and 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,986,584; cash collateral of $3,007,789 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
174	Mini MSCI Emerging Markets Index	Sep. 2023	$8,681,730	$(84,724)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/20/23	CITI	BRL	8,092	$1,600,164	$1,665,317	$65,153	$—
Expiring 09/20/23	CITI	BRL	3,371	695,359	693,685	—	(1,674)
Expiring 09/20/23	CITI	BRL	2,475	496,942	509,382	12,440	—
Expiring 09/20/23	CITI	BRL	2,023	418,097	416,355	—	(1,742)
Expiring 09/20/23	CITI	BRL	463	95,523	95,187	—	(336)
Expiring 09/20/23	CITI	BRL	430	88,288	88,498	210	—
Expiring 09/20/23	CITI	BRL	249	48,395	51,215	2,820	—
Expiring 09/20/23	CITI	BRL	105	20,796	21,638	842	—
Expiring 09/20/23	CITI	BRL	97	19,731	19,871	140	—
Expiring 09/20/23	CITI	BRL	21	4,419	4,400	—	(19)
Expiring 09/20/23	JPM	BRL	8,092	1,600,156	1,665,317	65,161	—
Expiring 09/20/23	JPM	BRL	3,371	695,356	693,685	—	(1,671)
Expiring 09/20/23	JPM	BRL	2,475	496,940	509,382	12,442	—
Expiring 09/20/23	JPM	BRL	2,023	418,095	416,355	—	(1,740)
Expiring 09/20/23	JPM	BRL	463	95,523	95,187	—	(336)
Expiring 09/20/23	JPM	BRL	430	88,288	88,499	211	—
Expiring 09/20/23	JPM	BRL	249	48,394	51,215	2,821	—
Expiring 09/20/23	JPM	BRL	105	20,796	21,638	842	—
Expiring 09/20/23	JPM	BRL	97	19,731	19,871	140	—
Expiring 09/20/23	JPM	BRL	21	4,419	4,400	—	(19)
Chilean Peso,
Expiring 09/20/23	CITI	CLP	35,425	43,355	43,756	401	—
Expiring 09/20/23	CITI	CLP	2,092	2,605	2,583	—	(22)
Expiring 09/20/23	CITI	CLP	2,092	2,611	2,584	—	(27)
Expiring 09/20/23	CITI	CLP	2,092	2,590	2,584	—	(6)
Expiring 09/20/23	JPM	CLP	35,425	43,355	43,756	401	—
Expiring 09/20/23	JPM	CLP	2,092	2,590	2,584	—	(6)
Expiring 09/20/23	JPM	CLP	2,092	2,611	2,584	—	(27)
Expiring 09/20/23	JPM	CLP	2,092	2,604	2,583	—	(21)
Chinese Renminbi,
Expiring 09/20/23	CITI	CNH	7,473	1,060,972	1,034,998	—	(25,974)
Expiring 09/20/23	CITI	CNH	2,233	316,836	309,289	—	(7,547)
Expiring 09/20/23	CITI	CNH	1,813	256,076	251,131	—	(4,945)
Expiring 09/20/23	CITI	CNH	1,134	161,710	157,033	—	(4,677)
Expiring 09/20/23	CITI	CNH	1,134	160,803	157,032	—	(3,771)
Expiring 09/20/23	CITI	CNH	984	136,924	136,224	—	(700)

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/20/23	CITI	CNH	657	$91,030	$90,972	$—	$(58)
Expiring 09/20/23	CITI	CNH	569	80,955	78,850	—	(2,105)
Expiring 09/20/23	CITI	CNH	368	52,039	50,956	—	(1,083)
Expiring 09/20/23	CITI	CNH	299	42,053	41,346	—	(707)
Expiring 09/20/23	CITI	CNH	272	38,803	37,737	—	(1,066)
Expiring 09/20/23	CITI	CNH	180	25,407	24,944	—	(463)
Expiring 09/20/23	CITI	CNH	180	25,609	24,992	—	(617)
Expiring 09/20/23	CITI	CNH	40	5,602	5,556	—	(46)
Expiring 09/20/23	CITI	CNH	34	4,803	4,768	—	(35)
Expiring 09/20/23	JPM	CNH	7,473	1,060,967	1,034,998	—	(25,969)
Expiring 09/20/23	JPM	CNH	2,233	316,835	309,289	—	(7,546)
Expiring 09/20/23	JPM	CNH	1,813	256,075	251,131	—	(4,944)
Expiring 09/20/23	JPM	CNH	1,134	161,709	157,032	—	(4,677)
Expiring 09/20/23	JPM	CNH	1,134	160,803	157,033	—	(3,770)
Expiring 09/20/23	JPM	CNH	984	136,923	136,224	—	(699)
Expiring 09/20/23	JPM	CNH	657	91,029	90,972	—	(57)
Expiring 09/20/23	JPM	CNH	569	80,954	78,849	—	(2,105)
Expiring 09/20/23	JPM	CNH	368	52,039	50,956	—	(1,083)
Expiring 09/20/23	JPM	CNH	299	42,052	41,345	—	(707)
Expiring 09/20/23	JPM	CNH	272	38,803	37,738	—	(1,065)
Expiring 09/20/23	JPM	CNH	180	25,407	24,945	—	(462)
Expiring 09/20/23	JPM	CNH	180	25,609	24,992	—	(617)
Expiring 09/20/23	JPM	CNH	40	5,602	5,556	—	(46)
Expiring 09/20/23	JPM	CNH	34	4,803	4,768	—	(35)
Colombian Peso,
Expiring 09/20/23	CITI	COP	1,949,900	429,250	457,145	27,895	—
Expiring 09/20/23	CITI	COP	1,949,900	429,830	457,145	27,315	—
Expiring 09/20/23	CITI	COP	1,835,200	409,830	430,254	20,424	—
Expiring 09/20/23	CITI	COP	1,433,750	312,773	336,136	23,363	—
Expiring 09/20/23	CITI	COP	1,250,417	282,897	293,155	10,258	—
Expiring 09/20/23	CITI	COP	1,175,417	270,060	275,571	5,511	—
Expiring 09/20/23	CITI	COP	1,175,417	272,768	275,571	2,803	—
Expiring 09/20/23	CITI	COP	550,000	121,170	128,944	7,774	—
Expiring 09/20/23	CITI	COP	250,000	59,067	58,611	—	(456)
Expiring 09/20/23	CITI	COP	228,870	53,773	53,658	—	(115)
Expiring 09/20/23	CITI	COP	221,130	51,908	51,843	—	(65)
Expiring 09/20/23	JPM	COP	1,949,900	429,247	457,144	27,897	—
Expiring 09/20/23	JPM	COP	1,949,900	429,828	457,145	27,317	—
Expiring 09/20/23	JPM	COP	1,835,200	409,828	430,254	20,426	—
Expiring 09/20/23	JPM	COP	1,433,750	312,771	336,136	23,365	—
Expiring 09/20/23	JPM	COP	1,250,417	282,895	293,154	10,259	—
Expiring 09/20/23	JPM	COP	1,175,417	272,767	275,571	2,804	—
Expiring 09/20/23	JPM	COP	1,175,417	270,059	275,571	5,512	—
Expiring 09/20/23	JPM	COP	550,000	121,170	128,945	7,775	—
Expiring 09/20/23	JPM	COP	250,000	59,067	58,612	—	(455)
Expiring 09/20/23	JPM	COP	228,870	53,773	53,658	—	(115)
Expiring 09/20/23	JPM	COP	221,130	51,908	51,843	—	(65)
Euro,
Expiring 09/20/23	CITI	EUR	7	7,087	7,192	105	—
Expiring 09/20/23	CITI	EUR	7	7,535	7,670	135	—
Expiring 09/20/23	CITI	EUR	7	7,090	7,192	102	—
Expiring 09/20/23	CITI	EUR	7	7,057	7,155	98	—
Expiring 09/20/23	CITI	EUR	6	5,959	6,077	118	—
Expiring 09/20/23	CITI	EUR	6	5,959	6,074	115	—
Expiring 09/20/23	CITI	EUR	6	5,957	6,074	117	—

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/20/23	CITI	EUR	6	$5,958	$6,074	$116	$—
Expiring 09/20/23	CITI	EUR	6	6,413	6,537	124	—
Expiring 09/20/23	CITI	EUR	6	6,316	6,425	109	—
Expiring 09/20/23	CITI	EUR	6	6,982	7,084	102	—
Expiring 09/20/23	CITI	EUR	6	6,415	6,534	119	—
Expiring 09/20/23	CITI	EUR	6	6,430	6,563	133	—
Expiring 09/20/23	CITI	EUR	6	6,407	6,535	128	—
Expiring 09/20/23	CITI	EUR	5	5,485	5,590	105	—
Expiring 09/20/23	CITI	EUR	5	5,592	5,711	119	—
Expiring 09/20/23	CITI	EUR	5	5,483	5,590	107	—
Expiring 09/20/23	CITI	EUR	5	5,492	5,608	116	—
Expiring 09/20/23	CITI	EUR	5	5,121	5,213	92	—
Expiring 09/20/23	CITI	EUR	5	5,534	5,601	67	—
Expiring 09/20/23	CITI	EUR	5	4,870	4,943	73	—
Expiring 09/20/23	CITI	EUR	5	5,121	5,215	94	—
Expiring 09/20/23	CITI	EUR	5	5,515	5,574	59	—
Expiring 09/20/23	CITI	EUR	5	5,129	5,216	87	—
Expiring 09/20/23	CITI	EUR	5	4,866	4,941	75	—
Expiring 09/20/23	CITI	EUR	5	4,867	4,944	77	—
Expiring 09/20/23	CITI	EUR	5	5,578	5,640	62	—
Expiring 09/20/23	CITI	EUR	5	5,492	5,590	98	—
Expiring 09/20/23	CITI	EUR	5	5,211	5,312	101	—
Expiring 09/20/23	CITI	EUR	5	5,539	5,601	62	—
Expiring 09/20/23	CITI	EUR	5	5,510	5,577	67	—
Expiring 09/20/23	CITI	EUR	5	4,893	4,996	103	—
Expiring 09/20/23	CITI	EUR	5	5,125	5,213	88	—
Expiring 09/20/23	CITI	EUR	4	4,769	4,861	92	—
Expiring 09/20/23	CITI	EUR	4	4,510	4,585	75	—
Expiring 09/20/23	CITI	EUR	4	4,615	4,706	91	—
Expiring 09/20/23	CITI	EUR	4	4,504	4,585	81	—
Expiring 09/20/23	CITI	EUR	4	4,839	4,915	76	—
Expiring 09/20/23	CITI	EUR	4	4,731	4,828	97	—
Expiring 09/20/23	CITI	EUR	4	4,618	4,706	88	—
Expiring 09/20/23	CITI	EUR	3	2,810	2,867	57	—
Expiring 09/20/23	CITI	EUR	3	3,286	3,287	1	—
Expiring 09/20/23	CITI	EUR	2	1,622	1,644	22	—
Expiring 09/20/23	CITI	EUR	2	1,629	1,644	15	—
Expiring 09/20/23	CITI	EUR	1	542	548	6	—
Expiring 09/20/23	CITI	EUR	1	540	548	8	—
Expiring 09/20/23	CITI	EUR	1	1,568	1,586	18	—
Expiring 09/20/23	CITI	EUR	1	1,079	1,096	17	—
Expiring 09/20/23	CITI	EUR	1	547	547	—	—
Expiring 09/20/23	CITI	EUR	1	1,091	1,096	5	—
Expiring 09/20/23	CITI	EUR	1	548	548	—	—
Expiring 09/20/23	CITI	EUR	—*	371	371	—	—
Expiring 09/20/23	CITI	EUR	—*	172	172	—	—
Expiring 09/20/23	JPM	EUR	7	7,056	7,155	99	—
Expiring 09/20/23	JPM	EUR	7	7,090	7,192	102	—
Expiring 09/20/23	JPM	EUR	7	7,535	7,670	135	—
Expiring 09/20/23	JPM	EUR	7	7,087	7,192	105	—
Expiring 09/20/23	JPM	EUR	6	5,958	6,074	116	—
Expiring 09/20/23	JPM	EUR	6	5,959	6,077	118	—
Expiring 09/20/23	JPM	EUR	6	5,959	6,074	115	—
Expiring 09/20/23	JPM	EUR	6	5,957	6,074	117	—
Expiring 09/20/23	JPM	EUR	6	6,407	6,535	128	—

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/20/23	JPM	EUR	6	$6,415	$6,534	$119	$—
Expiring 09/20/23	JPM	EUR	6	6,412	6,536	124	—
Expiring 09/20/23	JPM	EUR	6	6,982	7,084	102	—
Expiring 09/20/23	JPM	EUR	6	6,430	6,563	133	—
Expiring 09/20/23	JPM	EUR	6	6,316	6,425	109	—
Expiring 09/20/23	JPM	EUR	5	5,483	5,590	107	—
Expiring 09/20/23	JPM	EUR	5	5,485	5,590	105	—
Expiring 09/20/23	JPM	EUR	5	5,592	5,711	119	—
Expiring 09/20/23	JPM	EUR	5	5,492	5,608	116	—
Expiring 09/20/23	JPM	EUR	5	4,870	4,943	73	—
Expiring 09/20/23	JPM	EUR	5	5,490	5,588	98	—
Expiring 09/20/23	JPM	EUR	5	4,867	4,944	77	—
Expiring 09/20/23	JPM	EUR	5	5,515	5,574	59	—
Expiring 09/20/23	JPM	EUR	5	5,125	5,213	88	—
Expiring 09/20/23	JPM	EUR	5	5,539	5,601	62	—
Expiring 09/20/23	JPM	EUR	5	4,866	4,941	75	—
Expiring 09/20/23	JPM	EUR	5	5,578	5,640	62	—
Expiring 09/20/23	JPM	EUR	5	5,120	5,214	94	—
Expiring 09/20/23	JPM	EUR	5	5,510	5,577	67	—
Expiring 09/20/23	JPM	EUR	5	5,121	5,213	92	—
Expiring 09/20/23	JPM	EUR	5	5,129	5,216	87	—
Expiring 09/20/23	JPM	EUR	5	4,893	4,996	103	—
Expiring 09/20/23	JPM	EUR	5	5,211	5,312	101	—
Expiring 09/20/23	JPM	EUR	5	5,534	5,601	67	—
Expiring 09/20/23	JPM	EUR	4	4,769	4,861	92	—
Expiring 09/20/23	JPM	EUR	4	4,509	4,584	75	—
Expiring 09/20/23	JPM	EUR	4	4,619	4,707	88	—
Expiring 09/20/23	JPM	EUR	4	4,731	4,828	97	—
Expiring 09/20/23	JPM	EUR	4	4,614	4,705	91	—
Expiring 09/20/23	JPM	EUR	4	4,839	4,915	76	—
Expiring 09/20/23	JPM	EUR	4	4,504	4,585	81	—
Expiring 09/20/23	JPM	EUR	3	3,286	3,287	1	—
Expiring 09/20/23	JPM	EUR	3	2,811	2,868	57	—
Expiring 09/20/23	JPM	EUR	2	1,622	1,644	22	—
Expiring 09/20/23	JPM	EUR	2	1,629	1,644	15	—
Expiring 09/20/23	JPM	EUR	1	542	548	6	—
Expiring 09/20/23	JPM	EUR	1	540	548	8	—
Expiring 09/20/23	JPM	EUR	1	547	547	—	—
Expiring 09/20/23	JPM	EUR	1	1,569	1,587	18	—
Expiring 09/20/23	JPM	EUR	1	1,079	1,096	17	—
Expiring 09/20/23	JPM	EUR	1	548	548	—	—
Expiring 09/20/23	JPM	EUR	1	1,091	1,096	5	—
Expiring 09/20/23	JPM	EUR	—*	172	172	—	—
Expiring 09/20/23	JPM	EUR	—*	371	371	—	—
Hungarian Forint,
Expiring 09/20/23	CITI	HUF	151,661	423,763	435,486	11,723	—
Expiring 09/20/23	CITI	HUF	26,661	74,819	76,556	1,737	—
Expiring 09/20/23	JPM	HUF	151,661	423,761	435,486	11,725	—
Expiring 09/20/23	JPM	HUF	26,661	74,818	76,555	1,737	—
Indian Rupee,
Expiring 09/20/23	CITI	INR	85,314	1,026,283	1,036,686	10,403	—
Expiring 09/20/23	CITI	INR	85,314	1,026,105	1,036,686	10,581	—
Expiring 09/20/23	CITI	INR	85,314	1,026,125	1,036,686	10,561	—
Expiring 09/20/23	CITI	INR	85,314	1,029,242	1,036,686	7,444	—
Expiring 09/20/23	CITI	INR	85,314	1,030,314	1,036,686	6,372	—

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/20/23	CITI	INR	85,314	$1,031,777	$1,036,686	$4,909	$—
Expiring 09/20/23	CITI	INR	85,314	1,028,213	1,036,686	8,473	—
Expiring 09/20/23	CITI	INR	85,314	1,028,957	1,036,686	7,729	—
Expiring 09/20/23	CITI	INR	10,000	120,719	121,514	795	—
Expiring 09/20/23	JPM	INR	85,314	1,026,278	1,036,686	10,408	—
Expiring 09/20/23	JPM	INR	85,314	1,026,120	1,036,686	10,566	—
Expiring 09/20/23	JPM	INR	85,314	1,026,100	1,036,686	10,586	—
Expiring 09/20/23	JPM	INR	85,314	1,028,952	1,036,686	7,734	—
Expiring 09/20/23	JPM	INR	85,314	1,029,237	1,036,686	7,449	—
Expiring 09/20/23	JPM	INR	85,314	1,030,309	1,036,686	6,377	—
Expiring 09/20/23	JPM	INR	85,314	1,028,208	1,036,686	8,478	—
Expiring 09/20/23	JPM	INR	85,314	1,031,771	1,036,686	4,915	—
Expiring 09/20/23	JPM	INR	10,000	120,718	121,514	796	—
Indonesian Rupiah,
Expiring 09/20/23	CITI	IDR	9,378,574	623,426	622,734	—	(692)
Expiring 09/20/23	CITI	IDR	6,700,054	449,286	444,881	—	(4,405)
Expiring 09/20/23	CITI	IDR	5,359,185	357,358	355,848	—	(1,510)
Expiring 09/20/23	CITI	IDR	5,359,185	361,062	355,848	—	(5,214)
Expiring 09/20/23	CITI	IDR	4,859,185	325,593	322,648	—	(2,945)
Expiring 09/20/23	CITI	IDR	4,859,185	326,031	322,648	—	(3,383)
Expiring 09/20/23	JPM	IDR	9,378,574	623,423	622,734	—	(689)
Expiring 09/20/23	JPM	IDR	6,700,054	449,282	444,880	—	(4,402)
Expiring 09/20/23	JPM	IDR	5,359,185	357,356	355,848	—	(1,508)
Expiring 09/20/23	JPM	IDR	5,359,185	361,060	355,848	—	(5,212)
Expiring 09/20/23	JPM	IDR	4,859,185	325,591	322,648	—	(2,943)
Expiring 09/20/23	JPM	IDR	4,859,185	326,030	322,648	—	(3,382)
Mexican Peso,
Expiring 09/20/23	CITI	MXN	19,493	1,067,271	1,121,317	54,046	—
Expiring 09/20/23	CITI	MXN	16,326	902,329	939,157	36,828	—
Expiring 09/20/23	CITI	MXN	16,326	909,647	939,158	29,511	—
Expiring 09/20/23	CITI	MXN	16,326	918,187	939,157	20,970	—
Expiring 09/20/23	CITI	MXN	500	27,749	28,762	1,013	—
Expiring 09/20/23	JPM	MXN	19,493	1,067,266	1,121,317	54,051	—
Expiring 09/20/23	JPM	MXN	16,326	902,325	939,158	36,833	—
Expiring 09/20/23	JPM	MXN	16,326	918,183	939,158	20,975	—
Expiring 09/20/23	JPM	MXN	16,326	909,642	939,157	29,515	—
Expiring 09/20/23	JPM	MXN	500	27,749	28,763	1,014	—
New Taiwanese Dollar,
Expiring 09/20/23	CITI	TWD	11,801	389,012	379,867	—	(9,145)
Expiring 09/20/23	CITI	TWD	11,801	386,565	379,866	—	(6,699)
Expiring 09/20/23	CITI	TWD	11,801	387,848	379,866	—	(7,982)
Expiring 09/20/23	CITI	TWD	11,801	388,091	379,867	—	(8,224)
Expiring 09/20/23	CITI	TWD	9,500	312,493	305,811	—	(6,682)
Expiring 09/20/23	CITI	TWD	9,500	313,380	305,810	—	(7,570)
Expiring 09/20/23	CITI	TWD	8,500	279,431	273,619	—	(5,812)
Expiring 09/20/23	CITI	TWD	7,000	227,004	225,334	—	(1,670)
Expiring 09/20/23	CITI	TWD	5,000	162,030	160,953	—	(1,077)
Expiring 09/20/23	CITI	TWD	4,000	129,021	128,762	—	(259)
Expiring 09/20/23	CITI	TWD	4,000	131,607	128,763	—	(2,844)
Expiring 09/20/23	CITI	TWD	1,500	48,355	48,286	—	(69)
Expiring 09/20/23	CITI	TWD	1,000	32,970	32,190	—	(780)
Expiring 09/20/23	JPM	TWD	11,801	389,010	379,867	—	(9,143)
Expiring 09/20/23	JPM	TWD	11,801	388,089	379,867	—	(8,222)
Expiring 09/20/23	JPM	TWD	11,801	386,563	379,866	—	(6,697)
Expiring 09/20/23	JPM	TWD	11,801	387,846	379,866	—	(7,980)

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/20/23	JPM	TWD	9,500	$313,379	$305,810	$—	$(7,569)
Expiring 09/20/23	JPM	TWD	9,500	312,491	305,810	—	(6,681)
Expiring 09/20/23	JPM	TWD	8,500	279,430	273,620	—	(5,810)
Expiring 09/20/23	JPM	TWD	7,000	227,003	225,334	—	(1,669)
Expiring 09/20/23	JPM	TWD	5,000	162,029	160,953	—	(1,076)
Expiring 09/20/23	JPM	TWD	4,000	129,020	128,762	—	(258)
Expiring 09/20/23	JPM	TWD	4,000	131,606	128,762	—	(2,844)
Expiring 09/20/23	JPM	TWD	1,500	48,355	48,286	—	(69)
Expiring 09/20/23	JPM	TWD	1,000	32,970	32,190	—	(780)
Peruvian Nuevo Sol,
Expiring 09/20/23	CITI	PEN	9	2,320	2,329	9	—
Expiring 09/20/23	CITI	PEN	9	2,409	2,438	29	—
Expiring 09/20/23	CITI	PEN	8	2,188	2,191	3	—
Expiring 09/20/23	CITI	PEN	6	1,607	1,643	36	—
Expiring 09/20/23	CITI	PEN	6	1,486	1,507	21	—
Expiring 09/20/23	CITI	PEN	5	1,367	1,370	3	—
Expiring 09/20/23	CITI	PEN	5	1,211	1,233	22	—
Expiring 09/20/23	CITI	PEN	4	956	958	2	—
Expiring 09/20/23	CITI	PEN	3	827	827	—	—
Expiring 09/20/23	CITI	PEN	3	816	822	6	—
Expiring 09/20/23	CITI	PEN	3	891	907	16	—
Expiring 09/20/23	CITI	PEN	1	273	274	1	—
Expiring 09/20/23	CITI	PEN	—*	129	129	—	—
Expiring 09/20/23	JPM	PEN	9	2,320	2,329	9	—
Expiring 09/20/23	JPM	PEN	9	2,410	2,439	29	—
Expiring 09/20/23	JPM	PEN	8	2,188	2,191	3	—
Expiring 09/20/23	JPM	PEN	6	1,606	1,642	36	—
Expiring 09/20/23	JPM	PEN	6	1,486	1,507	21	—
Expiring 09/20/23	JPM	PEN	5	1,367	1,370	3	—
Expiring 09/20/23	JPM	PEN	5	1,211	1,233	22	—
Expiring 09/20/23	JPM	PEN	4	956	958	2	—
Expiring 09/20/23	JPM	PEN	3	816	822	6	—
Expiring 09/20/23	JPM	PEN	3	891	907	16	—
Expiring 09/20/23	JPM	PEN	3	827	827	—	—
Expiring 09/20/23	JPM	PEN	1	273	273	—	—
Expiring 09/20/23	JPM	PEN	—*	130	130	—	—
Polish Zloty,
Expiring 09/20/23	CITI	PLN	1,063	251,917	260,312	8,395	—
Expiring 09/20/23	CITI	PLN	915	216,653	224,147	7,494	—
Expiring 09/20/23	CITI	PLN	565	139,593	138,405	—	(1,188)
Expiring 09/20/23	CITI	PLN	249	59,052	61,114	2,062	—
Expiring 09/20/23	CITI	PLN	126	30,615	30,743	128	—
Expiring 09/20/23	CITI	PLN	102	24,102	24,949	847	—
Expiring 09/20/23	CITI	PLN	82	20,167	20,088	—	(79)
Expiring 09/20/23	CITI	PLN	29	6,783	7,086	303	—
Expiring 09/20/23	CITI	PLN	21	5,132	5,144	12	—
Expiring 09/20/23	CITI	PLN	14	3,216	3,323	107	—
Expiring 09/20/23	CITI	PLN	13	3,099	3,117	18	—
Expiring 09/20/23	CITI	PLN	1	309	308	—	(1)
Expiring 09/20/23	JPM	PLN	1,063	251,915	260,311	8,396	—
Expiring 09/20/23	JPM	PLN	915	216,652	224,147	7,495	—
Expiring 09/20/23	JPM	PLN	565	139,592	138,405	—	(1,187)
Expiring 09/20/23	JPM	PLN	249	59,052	61,115	2,063	—
Expiring 09/20/23	JPM	PLN	126	30,615	30,743	128	—
Expiring 09/20/23	JPM	PLN	102	24,102	24,949	847	—

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 09/20/23	JPM	PLN	82	$20,166	$20,087	$—	$(79)
Expiring 09/20/23	JPM	PLN	29	6,784	7,087	303	—
Expiring 09/20/23	JPM	PLN	21	5,132	5,144	12	—
Expiring 09/20/23	JPM	PLN	14	3,217	3,324	107	—
Expiring 09/20/23	JPM	PLN	13	3,099	3,117	18	—
Expiring 09/20/23	JPM	PLN	1	309	308	—	(1)
Saudi Arabian Riyal,
Expiring 09/20/23	CITI	SAR	221	58,857	58,879	22	—
Expiring 09/20/23	CITI	SAR	60	15,983	15,985	2	—
Expiring 09/20/23	CITI	SAR	56	14,780	14,787	7	—
Expiring 09/20/23	CITI	SAR	48	12,877	12,877	—	—
Expiring 09/20/23	CITI	SAR	40	10,652	10,657	5	—
Expiring 09/20/23	CITI	SAR	37	9,864	9,868	4	—
Expiring 09/20/23	CITI	SAR	5	1,300	1,300	—	—
Expiring 09/20/23	JPM	SAR	221	58,856	58,878	22	—
Expiring 09/20/23	JPM	SAR	60	15,983	15,986	3	—
Expiring 09/20/23	JPM	SAR	56	14,780	14,787	7	—
Expiring 09/20/23	JPM	SAR	48	12,876	12,876	—	—
Expiring 09/20/23	JPM	SAR	40	10,652	10,657	5	—
Expiring 09/20/23	JPM	SAR	37	9,864	9,868	4	—
Expiring 09/20/23	JPM	SAR	5	1,300	1,300	—	—
South African Rand,
Expiring 09/20/23	CITI	ZAR	14,500	768,869	764,072	—	(4,797)
Expiring 09/20/23	CITI	ZAR	13,500	720,345	711,378	—	(8,967)
Expiring 09/20/23	CITI	ZAR	8,000	419,950	421,557	1,607	—
Expiring 09/20/23	CITI	ZAR	6,500	349,637	342,515	—	(7,122)
Expiring 09/20/23	CITI	ZAR	3,500	186,680	184,431	—	(2,249)
Expiring 09/20/23	CITI	ZAR	1,000	51,986	52,694	708	—
Expiring 09/20/23	CITI	ZAR	1,000	49,754	52,694	2,940	—
Expiring 09/20/23	CITI	ZAR	883	44,615	46,543	1,928	—
Expiring 09/20/23	CITI	ZAR	500	25,120	26,347	1,227	—
Expiring 09/20/23	CITI	ZAR	442	22,044	23,271	1,227	—
Expiring 09/20/23	CITI	ZAR	442	22,394	23,271	877	—
Expiring 09/20/23	CITI	ZAR	442	22,741	23,271	530	—
Expiring 09/20/23	CITI	ZAR	442	22,862	23,272	410	—
Expiring 09/20/23	CITI	ZAR	442	21,957	23,271	1,314	—
Expiring 09/20/23	CITI	ZAR	442	22,150	23,271	1,121	—
Expiring 09/20/23	JPM	ZAR	14,500	768,865	764,072	—	(4,793)
Expiring 09/20/23	JPM	ZAR	13,500	720,341	711,377	—	(8,964)
Expiring 09/20/23	JPM	ZAR	8,000	419,948	421,557	1,609	—
Expiring 09/20/23	JPM	ZAR	6,500	349,635	342,515	—	(7,120)
Expiring 09/20/23	JPM	ZAR	3,500	186,679	184,431	—	(2,248)
Expiring 09/20/23	JPM	ZAR	1,000	49,755	52,695	2,940	—
Expiring 09/20/23	JPM	ZAR	1,000	51,986	52,695	709	—
Expiring 09/20/23	JPM	ZAR	883	44,615	46,543	1,928	—
Expiring 09/20/23	JPM	ZAR	500	25,120	26,348	1,228	—
Expiring 09/20/23	JPM	ZAR	442	22,044	23,271	1,227	—
Expiring 09/20/23	JPM	ZAR	442	22,862	23,272	410	—
Expiring 09/20/23	JPM	ZAR	442	22,394	23,272	878	—
Expiring 09/20/23	JPM	ZAR	442	22,741	23,272	531	—
Expiring 09/20/23	JPM	ZAR	442	22,150	23,272	1,122	—
Expiring 09/20/23	JPM	ZAR	442	21,957	23,271	1,314	—
South Korean Won,
Expiring 09/20/23	CITI	KRW	1,200,000	924,209	914,743	—	(9,466)
Expiring 09/20/23	CITI	KRW	900,000	710,337	686,057	—	(24,280)

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/20/23	CITI	KRW	700,000	$545,150	$533,601	$—	$(11,549)
Expiring 09/20/23	CITI	KRW	250,000	196,369	190,571	—	(5,798)
Expiring 09/20/23	CITI	KRW	150,000	114,222	114,343	121	—
Expiring 09/20/23	CITI	KRW	100,000	77,205	76,228	—	(977)
Expiring 09/20/23	CITI	KRW	50,000	38,487	38,114	—	(373)
Expiring 09/20/23	CITI	KRW	50,000	38,069	38,115	46	—
Expiring 09/20/23	JPM	KRW	1,200,000	924,205	914,744	—	(9,461)
Expiring 09/20/23	JPM	KRW	900,000	710,334	686,058	—	(24,276)
Expiring 09/20/23	JPM	KRW	700,000	545,147	533,600	—	(11,547)
Expiring 09/20/23	JPM	KRW	250,000	196,368	190,571	—	(5,797)
Expiring 09/20/23	JPM	KRW	150,000	114,221	114,343	122	—
Expiring 09/20/23	JPM	KRW	100,000	77,205	76,229	—	(976)
Expiring 09/20/23	JPM	KRW	50,000	38,487	38,114	—	(373)
Expiring 09/20/23	JPM	KRW	50,000	38,069	38,115	46	—
Thai Baht,
Expiring 09/20/23	CITI	THB	24,992	727,248	710,538	—	(16,710)
Expiring 09/20/23	CITI	THB	5,000	145,678	142,154	—	(3,524)
Expiring 09/20/23	CITI	THB	1,000	29,131	28,430	—	(701)
Expiring 09/20/23	CITI	THB	500	14,594	14,215	—	(379)
Expiring 09/20/23	CITI	THB	500	14,563	14,215	—	(348)
Expiring 09/20/23	CITI	THB	500	14,562	14,215	—	(347)
Expiring 09/20/23	CITI	THB	500	14,597	14,214	—	(383)
Expiring 09/20/23	JPM	THB	24,992	727,245	710,539	—	(16,706)
Expiring 09/20/23	JPM	THB	5,000	145,677	142,153	—	(3,524)
Expiring 09/20/23	JPM	THB	1,000	29,131	28,430	—	(701)
Expiring 09/20/23	JPM	THB	500	14,594	14,215	—	(379)
Expiring 09/20/23	JPM	THB	500	14,563	14,215	—	(348)
Expiring 09/20/23	JPM	THB	500	14,562	14,215	—	(347)
Expiring 09/20/23	JPM	THB	500	14,597	14,216	—	(381)

				$68,982,271	$69,449,688	936,252	(468,835)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/20/23	CITI	BRL	4,532	$901,539	$932,632	$—	$(31,093)
Expiring 09/20/23	CITI	BRL	1,292	255,040	265,805	—	(10,765)
Expiring 09/20/23	CITI	BRL	874	172,757	179,842	—	(7,085)
Expiring 09/20/23	CITI	BRL	527	104,592	108,409	—	(3,817)
Expiring 09/20/23	CITI	BRL	524	106,689	107,742	—	(1,053)
Expiring 09/20/23	CITI	BRL	328	66,484	67,506	—	(1,022)
Expiring 09/20/23	CITI	BRL	137	28,357	28,223	134	—
Expiring 09/20/23	CITI	BRL	37	7,649	7,661	—	(12)
Expiring 09/20/23	CITI	BRL	20	4,155	4,125	30	—
Expiring 09/20/23	CITI	BRL	7	1,375	1,391	—	(16)
Expiring 09/20/23	JPM	BRL	4,532	901,543	932,631	—	(31,088)
Expiring 09/20/23	JPM	BRL	1,292	255,041	265,804	—	(10,763)
Expiring 09/20/23	JPM	BRL	874	172,757	179,841	—	(7,084)
Expiring 09/20/23	JPM	BRL	527	104,592	108,409	—	(3,817)
Expiring 09/20/23	JPM	BRL	524	106,690	107,742	—	(1,052)
Expiring 09/20/23	JPM	BRL	328	66,484	67,506	—	(1,022)
Expiring 09/20/23	JPM	BRL	137	28,357	28,223	134	—
Expiring 09/20/23	JPM	BRL	37	7,649	7,661	—	(12)

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/20/23	JPM	BRL	20	$4,155	$4,125	$30	$—
Expiring 09/20/23	JPM	BRL	7	1,375	1,391	—	(16)
Chilean Peso,
Expiring 09/20/23	CITI	CLP	237,069	295,637	292,818	2,819	—
Expiring 09/20/23	CITI	CLP	200,000	247,137	247,032	105	—
Expiring 09/20/23	CITI	CLP	150,000	186,581	185,274	1,307	—
Expiring 09/20/23	CITI	CLP	100,000	123,000	123,516	—	(516)
Expiring 09/20/23	CITI	CLP	50,000	61,957	61,758	199	—
Expiring 09/20/23	CITI	CLP	50,000	62,767	61,758	1,009	—
Expiring 09/20/23	CITI	CLP	12,931	16,100	15,972	128	—
Expiring 09/20/23	CITI	CLP	7,055	8,629	8,714	—	(85)
Expiring 09/20/23	CITI	CLP	7,055	8,794	8,713	81	—
Expiring 09/20/23	CITI	CLP	7,055	8,734	8,714	20	—
Expiring 09/20/23	CITI	CLP	7,055	8,828	8,714	114	—
Expiring 09/20/23	JPM	CLP	237,069	295,639	292,818	2,821	—
Expiring 09/20/23	JPM	CLP	200,000	247,138	247,032	106	—
Expiring 09/20/23	JPM	CLP	150,000	186,582	185,274	1,308	—
Expiring 09/20/23	JPM	CLP	100,000	123,001	123,516	—	(515)
Expiring 09/20/23	JPM	CLP	50,000	61,958	61,758	200	—
Expiring 09/20/23	JPM	CLP	50,000	62,767	61,758	1,009	—
Expiring 09/20/23	JPM	CLP	12,931	16,100	15,972	128	—
Expiring 09/20/23	JPM	CLP	7,055	8,794	8,713	81	—
Expiring 09/20/23	JPM	CLP	7,055	8,629	8,714	—	(85)
Expiring 09/20/23	JPM	CLP	7,055	8,734	8,714	20	—
Expiring 09/20/23	JPM	CLP	7,055	8,828	8,714	114	—
Chinese Renminbi,
Expiring 09/20/23	CITI	CNH	4,236	601,388	586,667	14,721	—
Expiring 09/20/23	CITI	CNH	3,597	510,362	498,262	12,100	—
Expiring 09/20/23	CITI	CNH	3,597	512,930	498,262	14,668	—
Expiring 09/20/23	CITI	CNH	1,363	193,362	188,804	4,558	—
Expiring 09/20/23	CITI	CNH	825	115,916	114,237	1,679	—
Expiring 09/20/23	CITI	CNH	734	101,917	101,694	223	—
Expiring 09/20/23	CITI	CNH	713	100,059	98,692	1,367	—
Expiring 09/20/23	CITI	CNH	428	60,680	59,260	1,420	—
Expiring 09/20/23	CITI	CNH	412	58,136	57,097	1,039	—
Expiring 09/20/23	CITI	CNH	255	36,260	35,369	891	—
Expiring 09/20/23	CITI	CNH	186	25,815	25,760	55	—
Expiring 09/20/23	CITI	CNH	186	25,949	25,758	191	—
Expiring 09/20/23	CITI	CNH	174	24,316	24,051	265	—
Expiring 09/20/23	CITI	CNH	112	15,631	15,537	94	—
Expiring 09/20/23	CITI	CNH	23	3,302	3,254	48	—
Expiring 09/20/23	CITI	CNH	14	1,969	1,957	12	—
Expiring 09/20/23	JPM	CNH	4,236	601,391	586,667	14,724	—
Expiring 09/20/23	JPM	CNH	3,597	512,932	498,262	14,670	—
Expiring 09/20/23	JPM	CNH	3,597	510,365	498,262	12,103	—
Expiring 09/20/23	JPM	CNH	1,363	193,363	188,804	4,559	—
Expiring 09/20/23	JPM	CNH	825	115,916	114,237	1,679	—
Expiring 09/20/23	JPM	CNH	734	101,917	101,694	223	—
Expiring 09/20/23	JPM	CNH	713	100,060	98,693	1,367	—
Expiring 09/20/23	JPM	CNH	428	60,681	59,261	1,420	—
Expiring 09/20/23	JPM	CNH	412	58,137	57,098	1,039	—
Expiring 09/20/23	JPM	CNH	255	36,260	35,369	891	—
Expiring 09/20/23	JPM	CNH	186	25,950	25,759	191	—
Expiring 09/20/23	JPM	CNH	186	25,815	25,760	55	—
Expiring 09/20/23	JPM	CNH	174	24,316	24,051	265	—

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/20/23	JPM	CNH	112	$15,631	$15,537	$94	$—
Expiring 09/20/23	JPM	CNH	23	3,302	3,254	48	—
Expiring 09/20/23	JPM	CNH	14	1,969	1,957	12	—
Colombian Peso,
Expiring 09/20/23	CITI	COP	4,783	1,056	1,121	—	(65)
Expiring 09/20/23	CITI	COP	4,783	1,053	1,121	—	(68)
Expiring 09/20/23	CITI	COP	4,502	1,009	1,056	—	(47)
Expiring 09/20/23	CITI	COP	3,517	814	824	—	(10)
Expiring 09/20/23	CITI	COP	3,517	810	825	—	(15)
Expiring 09/20/23	CITI	COP	3,517	790	825	—	(35)
Expiring 09/20/23	CITI	COP	1,758	384	412	—	(28)
Expiring 09/20/23	CITI	COP	1,758	383	413	—	(30)
Expiring 09/20/23	JPM	COP	4,783	1,053	1,121	—	(68)
Expiring 09/20/23	JPM	COP	4,783	1,056	1,121	—	(65)
Expiring 09/20/23	JPM	COP	4,502	1,009	1,056	—	(47)
Expiring 09/20/23	JPM	COP	3,517	822	825	—	(3)
Expiring 09/20/23	JPM	COP	3,517	790	825	—	(35)
Expiring 09/20/23	JPM	COP	3,517	810	825	—	(15)
Expiring 09/20/23	JPM	COP	1,758	383	412	—	(29)
Expiring 09/20/23	JPM	COP	1,758	384	413	—	(29)
Czech Koruna,
Expiring 09/20/23	CITI	CZK	16,550	749,570	756,981	—	(7,411)
Expiring 09/20/23	CITI	CZK	16,197	733,084	740,877	—	(7,793)
Expiring 09/20/23	CITI	CZK	16,181	727,913	740,103	—	(12,190)
Expiring 09/20/23	CITI	CZK	15,775	712,496	721,535	—	(9,039)
Expiring 09/20/23	CITI	CZK	9,000	404,269	411,662	—	(7,393)
Expiring 09/20/23	CITI	CZK	9,000	406,891	411,663	—	(4,772)
Expiring 09/20/23	CITI	CZK	4,000	180,949	182,962	—	(2,013)
Expiring 09/20/23	CITI	CZK	4,000	180,782	182,961	—	(2,179)
Expiring 09/20/23	CITI	CZK	3,500	157,921	160,091	—	(2,170)
Expiring 09/20/23	CITI	CZK	1,657	74,762	75,790	—	(1,028)
Expiring 09/20/23	CITI	CZK	1,251	56,012	57,222	—	(1,210)
Expiring 09/20/23	CITI	CZK	1,234	55,990	56,449	—	(459)
Expiring 09/20/23	CITI	CZK	882	39,845	40,345	—	(500)
Expiring 09/20/23	JPM	CZK	16,550	749,574	756,981	—	(7,407)
Expiring 09/20/23	JPM	CZK	16,197	733,088	740,877	—	(7,789)
Expiring 09/20/23	JPM	CZK	16,181	727,917	740,103	—	(12,186)
Expiring 09/20/23	JPM	CZK	15,775	712,499	721,535	—	(9,036)
Expiring 09/20/23	JPM	CZK	9,000	404,271	411,662	—	(7,391)
Expiring 09/20/23	JPM	CZK	9,000	406,893	411,663	—	(4,770)
Expiring 09/20/23	JPM	CZK	4,000	180,950	182,962	—	(2,012)
Expiring 09/20/23	JPM	CZK	4,000	180,783	182,961	—	(2,178)
Expiring 09/20/23	JPM	CZK	3,500	157,921	160,091	—	(2,170)
Expiring 09/20/23	JPM	CZK	1,657	74,762	75,790	—	(1,028)
Expiring 09/20/23	JPM	CZK	1,251	56,013	57,223	—	(1,210)
Expiring 09/20/23	JPM	CZK	1,234	55,991	56,449	—	(458)
Expiring 09/20/23	JPM	CZK	882	39,845	40,345	—	(500)
Euro,
Expiring 09/20/23	CITI	EUR	8	8,666	8,827	—	(161)
Expiring 09/20/23	CITI	EUR	6	6,041	6,026	15	—
Expiring 09/20/23	CITI	EUR	2	1,670	1,705	—	(35)
Expiring 09/20/23	CITI	EUR	2	1,666	1,701	—	(35)
Expiring 09/20/23	CITI	EUR	2	1,675	1,704	—	(29)
Expiring 09/20/23	CITI	EUR	2	1,672	1,704	—	(32)
Expiring 09/20/23	CITI	EUR	2	1,671	1,704	—	(33)

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/20/23	CITI	EUR	2	$1,673	$1,704	$—	$(31)
Expiring 09/20/23	CITI	EUR	2	1,683	1,703	—	(20)
Expiring 09/20/23	CITI	EUR	2	1,680	1,703	—	(23)
Expiring 09/20/23	CITI	EUR	1	542	548	—	(6)
Expiring 09/20/23	CITI	EUR	1	706	718	—	(12)
Expiring 09/20/23	CITI	EUR	1	561	563	—	(2)
Expiring 09/20/23	CITI	EUR	1	1,091	1,095	—	(4)
Expiring 09/20/23	CITI	EUR	1	949	942	7	—
Expiring 09/20/23	CITI	EUR	—*	343	342	1	—
Expiring 09/20/23	JPM	EUR	8	8,665	8,827	—	(162)
Expiring 09/20/23	JPM	EUR	6	6,041	6,026	15	—
Expiring 09/20/23	JPM	EUR	2	1,666	1,701	—	(35)
Expiring 09/20/23	JPM	EUR	2	1,670	1,705	—	(35)
Expiring 09/20/23	JPM	EUR	2	1,672	1,704	—	(32)
Expiring 09/20/23	JPM	EUR	2	1,675	1,704	—	(29)
Expiring 09/20/23	JPM	EUR	2	1,679	1,702	—	(23)
Expiring 09/20/23	JPM	EUR	2	1,673	1,704	—	(31)
Expiring 09/20/23	JPM	EUR	2	1,682	1,702	—	(20)
Expiring 09/20/23	JPM	EUR	2	1,670	1,702	—	(32)
Expiring 09/20/23	JPM	EUR	1	949	942	7	—
Expiring 09/20/23	JPM	EUR	1	560	562	—	(2)
Expiring 09/20/23	JPM	EUR	1	542	548	—	(6)
Expiring 09/20/23	JPM	EUR	1	1,091	1,095	—	(4)
Expiring 09/20/23	JPM	EUR	1	706	718	—	(12)
Expiring 09/20/23	JPM	EUR	—*	342	341	1	—
Hungarian Forint,
Expiring 09/20/23	CITI	HUF	190,000	539,884	545,574	—	(5,690)
Expiring 09/20/23	CITI	HUF	145,000	406,235	416,360	—	(10,125)
Expiring 09/20/23	CITI	HUF	125,000	350,443	358,931	—	(8,488)
Expiring 09/20/23	CITI	HUF	110,000	315,827	315,859	—	(32)
Expiring 09/20/23	CITI	HUF	85,000	242,796	244,073	—	(1,277)
Expiring 09/20/23	CITI	HUF	65,000	182,126	186,644	—	(4,518)
Expiring 09/20/23	CITI	HUF	10,000	28,539	28,715	—	(176)
Expiring 09/20/23	CITI	HUF	2,058	5,751	5,910	—	(159)
Expiring 09/20/23	CITI	HUF	2,058	5,780	5,910	—	(130)
Expiring 09/20/23	JPM	HUF	190,000	539,887	545,574	—	(5,687)
Expiring 09/20/23	JPM	HUF	145,000	406,237	416,360	—	(10,123)
Expiring 09/20/23	JPM	HUF	125,000	350,445	358,931	—	(8,486)
Expiring 09/20/23	JPM	HUF	110,000	315,829	315,859	—	(30)
Expiring 09/20/23	JPM	HUF	85,000	242,797	244,073	—	(1,276)
Expiring 09/20/23	JPM	HUF	65,000	182,127	186,644	—	(4,517)
Expiring 09/20/23	JPM	HUF	10,000	28,539	28,715	—	(176)
Expiring 09/20/23	JPM	HUF	2,058	5,751	5,910	—	(159)
Expiring 09/20/23	JPM	HUF	2,058	5,780	5,910	—	(130)
Indian Rupee,
Expiring 09/20/23	CITI	INR	20,000	241,342	243,028	—	(1,686)
Expiring 09/20/23	CITI	INR	5,000	60,839	60,757	82	—
Expiring 09/20/23	CITI	INR	4,627	55,647	56,226	—	(579)
Expiring 09/20/23	CITI	INR	4,627	55,663	56,227	—	(564)
Expiring 09/20/23	CITI	INR	4,627	55,975	56,227	—	(252)
Expiring 09/20/23	CITI	INR	4,627	55,833	56,227	—	(394)
Expiring 09/20/23	CITI	INR	4,627	55,893	56,227	—	(334)
Expiring 09/20/23	CITI	INR	4,627	55,806	56,227	—	(421)
Expiring 09/20/23	CITI	INR	4,627	55,688	56,227	—	(539)
Expiring 09/20/23	CITI	INR	4,627	55,859	56,227	—	(368)

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/20/23	JPM	INR	20,000	$241,344	$243,029	$—	$(1,685)
Expiring 09/20/23	JPM	INR	5,000	60,839	60,757	82	—
Expiring 09/20/23	JPM	INR	4,627	55,663	56,226	—	(563)
Expiring 09/20/23	JPM	INR	4,627	55,648	56,227	—	(579)
Expiring 09/20/23	JPM	INR	4,627	55,976	56,227	—	(251)
Expiring 09/20/23	JPM	INR	4,627	55,833	56,227	—	(394)
Expiring 09/20/23	JPM	INR	4,627	55,859	56,227	—	(368)
Expiring 09/20/23	JPM	INR	4,627	55,806	56,226	—	(420)
Expiring 09/20/23	JPM	INR	4,627	55,688	56,227	—	(539)
Expiring 09/20/23	JPM	INR	4,627	55,893	56,227	—	(334)
Indonesian Rupiah,
Expiring 09/20/23	CITI	IDR	1,000,000	67,163	66,400	763	—
Expiring 09/20/23	CITI	IDR	500,000	33,549	33,200	349	—
Expiring 09/20/23	CITI	IDR	136,718	9,174	9,078	96	—
Expiring 09/20/23	CITI	IDR	109,357	7,342	7,261	81	—
Expiring 09/20/23	CITI	IDR	109,357	7,327	7,262	65	—
Expiring 09/20/23	CITI	IDR	109,357	7,362	7,261	101	—
Expiring 09/20/23	CITI	IDR	95,688	6,365	6,353	12	—
Expiring 09/20/23	CITI	IDR	95,688	6,367	6,354	13	—
Expiring 09/20/23	CITI	IDR	54,679	3,646	3,631	15	—
Expiring 09/20/23	CITI	IDR	54,679	3,646	3,631	15	—
Expiring 09/20/23	CITI	IDR	—*	—	—	—	—
Expiring 09/20/23	CITI	IDR	—*	—	—	—	—
Expiring 09/20/23	JPM	IDR	1,000,000	67,163	66,399	764	—
Expiring 09/20/23	JPM	IDR	500,000	33,549	33,199	350	—
Expiring 09/20/23	JPM	IDR	136,718	9,175	9,078	97	—
Expiring 09/20/23	JPM	IDR	109,357	7,326	7,261	65	—
Expiring 09/20/23	JPM	IDR	109,357	7,363	7,261	102	—
Expiring 09/20/23	JPM	IDR	109,357	7,343	7,262	81	—
Expiring 09/20/23	JPM	IDR	95,688	6,370	6,354	16	—
Expiring 09/20/23	JPM	IDR	95,688	6,368	6,353	15	—
Expiring 09/20/23	JPM	IDR	54,679	3,646	3,631	15	—
Expiring 09/20/23	JPM	IDR	54,679	3,646	3,631	15	—
Israeli Shekel,
Expiring 09/20/23	CITI	ILS	4,288	1,161,561	1,160,355	1,206	—
Expiring 09/20/23	CITI	ILS	2,342	641,898	633,912	7,986	—
Expiring 09/20/23	CITI	ILS	2,340	629,912	633,143	—	(3,231)
Expiring 09/20/23	CITI	ILS	674	182,377	182,405	—	(28)
Expiring 09/20/23	CITI	ILS	249	68,133	67,250	883	—
Expiring 09/20/23	CITI	ILS	141	38,072	38,238	—	(166)
Expiring 09/20/23	CITI	ILS	138	37,960	37,469	491	—
Expiring 09/20/23	JPM	ILS	4,288	1,161,567	1,160,356	1,211	—
Expiring 09/20/23	JPM	ILS	2,342	641,901	633,912	7,989	—
Expiring 09/20/23	JPM	ILS	2,340	629,914	633,141	—	(3,227)
Expiring 09/20/23	JPM	ILS	674	182,378	182,405	—	(27)
Expiring 09/20/23	JPM	ILS	249	68,133	67,249	884	—
Expiring 09/20/23	JPM	ILS	141	38,073	38,239	—	(166)
Expiring 09/20/23	JPM	ILS	138	37,960	37,469	491	—
Mexican Peso,
Expiring 09/20/23	CITI	MXN	16,000	921,888	920,387	1,501	—
Expiring 09/20/23	CITI	MXN	6,500	372,113	373,907	—	(1,794)
Expiring 09/20/23	CITI	MXN	5,500	315,614	316,383	—	(769)
Expiring 09/20/23	CITI	MXN	5,500	315,311	316,383	—	(1,072)
Expiring 09/20/23	CITI	MXN	3,350	192,155	192,706	—	(551)
Expiring 09/20/23	CITI	MXN	3,350	192,296	192,706	—	(410)

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/20/23	CITI	MXN	3,300	$189,395	$189,830	$—	$(435)
Expiring 09/20/23	CITI	MXN	2,500	142,732	143,810	—	(1,078)
Expiring 09/20/23	CITI	MXN	1,000	55,844	57,524	—	(1,680)
Expiring 09/20/23	CITI	MXN	432	23,704	24,872	—	(1,168)
Expiring 09/20/23	CITI	MXN	432	23,885	24,872	—	(987)
Expiring 09/20/23	CITI	MXN	432	24,416	24,872	—	(456)
Expiring 09/20/23	CITI	MXN	432	24,107	24,872	—	(765)
Expiring 09/20/23	JPM	MXN	16,000	921,892	920,386	1,506	—
Expiring 09/20/23	JPM	MXN	6,500	372,115	373,907	—	(1,792)
Expiring 09/20/23	JPM	MXN	5,500	315,313	316,383	—	(1,070)
Expiring 09/20/23	JPM	MXN	5,500	315,616	316,383	—	(767)
Expiring 09/20/23	JPM	MXN	3,350	192,297	192,706	—	(409)
Expiring 09/20/23	JPM	MXN	3,350	192,156	192,706	—	(550)
Expiring 09/20/23	JPM	MXN	3,300	189,396	189,830	—	(434)
Expiring 09/20/23	JPM	MXN	2,500	142,733	143,811	—	(1,078)
Expiring 09/20/23	JPM	MXN	1,000	55,844	57,524	—	(1,680)
Expiring 09/20/23	JPM	MXN	432	23,885	24,872	—	(987)
Expiring 09/20/23	JPM	MXN	432	23,704	24,872	—	(1,168)
Expiring 09/20/23	JPM	MXN	432	24,416	24,872	—	(456)
Expiring 09/20/23	JPM	MXN	432	24,107	24,872	—	(765)
New Taiwanese Dollar,
Expiring 09/20/23	CITI	TWD	9,500	312,159	305,810	6,349	—
Expiring 09/20/23	CITI	TWD	3,881	127,996	124,932	3,064	—
Expiring 09/20/23	CITI	TWD	3,881	127,596	124,932	2,664	—
Expiring 09/20/23	CITI	TWD	3,881	127,149	124,932	2,217	—
Expiring 09/20/23	CITI	TWD	3,881	127,684	124,931	2,753	—
Expiring 09/20/23	CITI	TWD	1,500	48,783	48,286	497	—
Expiring 09/20/23	CITI	TWD	500	16,212	16,096	116	—
Expiring 09/20/23	CITI	TWD	500	16,378	16,095	283	—
Expiring 09/20/23	JPM	TWD	9,500	312,161	305,811	6,350	—
Expiring 09/20/23	JPM	TWD	3,881	127,996	124,931	3,065	—
Expiring 09/20/23	JPM	TWD	3,881	127,149	124,931	2,218	—
Expiring 09/20/23	JPM	TWD	3,881	127,597	124,932	2,665	—
Expiring 09/20/23	JPM	TWD	3,881	127,685	124,932	2,753	—
Expiring 09/20/23	JPM	TWD	1,500	48,784	48,286	498	—
Expiring 09/20/23	JPM	TWD	500	16,378	16,095	283	—
Expiring 09/20/23	JPM	TWD	500	16,212	16,096	116	—
Peruvian Nuevo Sol,
Expiring 09/20/23	CITI	PEN	140	37,572	38,374	—	(802)
Expiring 09/20/23	CITI	PEN	140	37,635	38,375	—	(740)
Expiring 09/20/23	CITI	PEN	20	5,390	5,478	—	(88)
Expiring 09/20/23	CITI	PEN	19	5,114	5,187	—	(73)
Expiring 09/20/23	CITI	PEN	10	2,726	2,739	—	(13)
Expiring 09/20/23	CITI	PEN	8	2,184	2,191	—	(7)
Expiring 09/20/23	CITI	PEN	7	1,747	1,780	—	(33)
Expiring 09/20/23	CITI	PEN	6	1,491	1,506	—	(15)
Expiring 09/20/23	CITI	PEN	4	1,096	1,096	—	—
Expiring 09/20/23	CITI	PEN	3	810	822	—	(12)
Expiring 09/20/23	CITI	PEN	3	683	684	—	(1)
Expiring 09/20/23	CITI	PEN	3	914	916	—	(2)
Expiring 09/20/23	CITI	PEN	2	465	470	—	(5)
Expiring 09/20/23	CITI	PEN	1	137	137	—	—
Expiring 09/20/23	CITI	PEN	1	150	150	—	—
Expiring 09/20/23	CITI	PEN	—*	78	78	—	—
Expiring 09/20/23	JPM	PEN	140	37,540	38,375	—	(835)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/20/23	JPM	PEN	140	$37,636	$38,376	$—	$(740)
Expiring 09/20/23	JPM	PEN	20	5,390	5,478	—	(88)
Expiring 09/20/23	JPM	PEN	19	5,114	5,187	—	(73)
Expiring 09/20/23	JPM	PEN	10	2,726	2,739	—	(13)
Expiring 09/20/23	JPM	PEN	8	2,184	2,191	—	(7)
Expiring 09/20/23	JPM	PEN	7	1,747	1,780	—	(33)
Expiring 09/20/23	JPM	PEN	6	1,491	1,506	—	(15)
Expiring 09/20/23	JPM	PEN	4	1,096	1,097	—	(1)
Expiring 09/20/23	JPM	PEN	3	810	822	—	(12)
Expiring 09/20/23	JPM	PEN	3	914	916	—	(2)
Expiring 09/20/23	JPM	PEN	3	683	684	—	(1)
Expiring 09/20/23	JPM	PEN	2	464	469	—	(5)
Expiring 09/20/23	JPM	PEN	1	137	137	—	—
Expiring 09/20/23	JPM	PEN	1	150	150	—	—
Expiring 09/20/23	JPM	PEN	—*	78	78	—	—
Philippine Peso,
Expiring 09/20/23	CITI	PHP	25,897	460,136	467,540	—	(7,404)
Expiring 09/20/23	CITI	PHP	13,663	243,473	246,665	—	(3,192)
Expiring 09/20/23	CITI	PHP	12,949	229,083	233,770	—	(4,687)
Expiring 09/20/23	CITI	PHP	12,949	230,443	233,770	—	(3,327)
Expiring 09/20/23	CITI	PHP	12,949	229,656	233,770	—	(4,114)
Expiring 09/20/23	CITI	PHP	12,949	230,015	233,770	—	(3,755)
Expiring 09/20/23	CITI	PHP	12,949	229,695	233,770	—	(4,075)
Expiring 09/20/23	JPM	PHP	25,897	460,138	467,539	—	(7,401)
Expiring 09/20/23	JPM	PHP	13,663	243,474	246,665	—	(3,191)
Expiring 09/20/23	JPM	PHP	12,949	229,084	233,770	—	(4,686)
Expiring 09/20/23	JPM	PHP	12,949	229,696	233,770	—	(4,074)
Expiring 09/20/23	JPM	PHP	12,949	230,016	233,770	—	(3,754)
Expiring 09/20/23	JPM	PHP	12,949	230,444	233,770	—	(3,326)
Expiring 09/20/23	JPM	PHP	12,949	229,657	233,770	—	(4,113)
Polish Zloty,
Expiring 09/20/23	CITI	PLN	69	16,276	16,838	—	(562)
Expiring 09/20/23	CITI	PLN	55	12,942	13,392	—	(450)
Expiring 09/20/23	CITI	PLN	55	12,940	13,391	—	(451)
Expiring 09/20/23	CITI	PLN	8	1,992	2,056	—	(64)
Expiring 09/20/23	CITI	PLN	7	1,774	1,762	12	—
Expiring 09/20/23	CITI	PLN	4	1,097	1,101	—	(4)
Expiring 09/20/23	CITI	PLN	3	819	825	—	(6)
Expiring 09/20/23	CITI	PLN	1	180	180	—	—
Expiring 09/20/23	JPM	PLN	69	16,276	16,837	—	(561)
Expiring 09/20/23	JPM	PLN	55	12,942	13,392	—	(450)
Expiring 09/20/23	JPM	PLN	55	12,940	13,391	—	(451)
Expiring 09/20/23	JPM	PLN	8	1,992	2,056	—	(64)
Expiring 09/20/23	JPM	PLN	7	1,774	1,762	12	—
Expiring 09/20/23	JPM	PLN	4	1,097	1,101	—	(4)
Expiring 09/20/23	JPM	PLN	3	819	825	—	(6)
Expiring 09/20/23	JPM	PLN	1	180	180	—	—
Saudi Arabian Riyal,
Expiring 09/20/23	CITI	SAR	1,206	320,978	321,183	—	(205)
Expiring 09/20/23	CITI	SAR	315	83,803	83,839	—	(36)
Expiring 09/20/23	CITI	SAR	113	30,089	30,105	—	(16)
Expiring 09/20/23	CITI	SAR	33	8,669	8,671	—	(2)
Expiring 09/20/23	CITI	SAR	25	6,524	6,527	—	(3)
Expiring 09/20/23	CITI	SAR	20	5,275	5,278	—	(3)
Expiring 09/20/23	CITI	SAR	16	4,335	4,335	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Saudi Arabian Riyal (cont’d.),
Expiring 09/20/23	CITI	SAR	14	$3,622	$3,623	$—	$(1)
Expiring 09/20/23	CITI	SAR	10	2,530	2,531	—	(1)
Expiring 09/20/23	CITI	SAR	7	1,865	1,865	—	—
Expiring 09/20/23	CITI	SAR	4	1,013	1,013	—	—
Expiring 09/20/23	JPM	SAR	1,206	320,980	321,184	—	(204)
Expiring 09/20/23	JPM	SAR	315	83,804	83,840	—	(36)
Expiring 09/20/23	JPM	SAR	113	30,089	30,105	—	(16)
Expiring 09/20/23	JPM	SAR	33	8,669	8,671	—	(2)
Expiring 09/20/23	JPM	SAR	25	6,524	6,527	—	(3)
Expiring 09/20/23	JPM	SAR	20	5,275	5,278	—	(3)
Expiring 09/20/23	JPM	SAR	16	4,334	4,334	—	—
Expiring 09/20/23	JPM	SAR	14	3,621	3,622	—	(1)
Expiring 09/20/23	JPM	SAR	10	2,531	2,531	—	—
Expiring 09/20/23	JPM	SAR	7	1,865	1,865	—	—
Expiring 09/20/23	JPM	SAR	4	1,013	1,013	—	—
Singapore Dollar,
Expiring 09/20/23	CITI	SGD	1,104	818,471	818,483	—	(12)
Expiring 09/20/23	CITI	SGD	1,057	789,879	783,994	5,885	—
Expiring 09/20/23	CITI	SGD	1,034	768,778	766,935	1,843	—
Expiring 09/20/23	CITI	SGD	435	323,660	322,275	1,385	—
Expiring 09/20/23	CITI	SGD	400	296,929	296,687	242	—
Expiring 09/20/23	CITI	SGD	183	136,750	135,734	1,016	—
Expiring 09/20/23	CITI	SGD	161	119,276	119,045	231	—
Expiring 09/20/23	CITI	SGD	80	59,645	59,523	122	—
Expiring 09/20/23	CITI	SGD	80	59,641	59,522	119	—
Expiring 09/20/23	JPM	SGD	1,104	818,475	818,483	—	(8)
Expiring 09/20/23	JPM	SGD	1,057	789,883	783,994	5,889	—
Expiring 09/20/23	JPM	SGD	1,034	768,781	766,934	1,847	—
Expiring 09/20/23	JPM	SGD	435	323,662	322,276	1,386	—
Expiring 09/20/23	JPM	SGD	400	296,930	296,686	244	—
Expiring 09/20/23	JPM	SGD	183	136,750	135,734	1,016	—
Expiring 09/20/23	JPM	SGD	161	119,277	119,045	232	—
Expiring 09/20/23	JPM	SGD	80	59,645	59,523	122	—
Expiring 09/20/23	JPM	SGD	80	59,644	59,522	122	—
South African Rand,
Expiring 09/20/23	CITI	ZAR	1,500	76,244	79,042	—	(2,798)
Expiring 09/20/23	CITI	ZAR	506	25,714	26,683	—	(969)
Expiring 09/20/23	CITI	ZAR	275	13,841	14,501	—	(660)
Expiring 09/20/23	CITI	ZAR	253	12,926	13,341	—	(415)
Expiring 09/20/23	CITI	ZAR	253	13,079	13,342	—	(263)
Expiring 09/20/23	CITI	ZAR	203	10,134	10,674	—	(540)
Expiring 09/20/23	CITI	ZAR	203	10,400	10,674	—	(274)
Expiring 09/20/23	CITI	ZAR	73	3,613	3,828	—	(215)
Expiring 09/20/23	CITI	ZAR	73	3,741	3,828	—	(87)
Expiring 09/20/23	CITI	ZAR	71	3,538	3,736	—	(198)
Expiring 09/20/23	CITI	ZAR	71	3,547	3,736	—	(189)
Expiring 09/20/23	CITI	ZAR	71	3,543	3,736	—	(193)
Expiring 09/20/23	CITI	ZAR	63	3,120	3,294	—	(174)
Expiring 09/20/23	CITI	ZAR	44	2,224	2,319	—	(95)
Expiring 09/20/23	CITI	ZAR	22	1,116	1,160	—	(44)
Expiring 09/20/23	CITI	ZAR	22	1,139	1,160	—	(21)
Expiring 09/20/23	JPM	ZAR	1,500	76,244	79,042	—	(2,798)
Expiring 09/20/23	JPM	ZAR	506	25,714	26,682	—	(968)
Expiring 09/20/23	JPM	ZAR	275	13,841	14,501	—	(660)
Expiring 09/20/23	JPM	ZAR	253	13,079	13,341	—	(262)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/20/23	JPM	ZAR	253	$12,926	$13,341	$—	$(415)
Expiring 09/20/23	JPM	ZAR	203	10,134	10,674	—	(540)
Expiring 09/20/23	JPM	ZAR	203	10,400	10,673	—	(273)
Expiring 09/20/23	JPM	ZAR	73	3,741	3,828	—	(87)
Expiring 09/20/23	JPM	ZAR	73	3,613	3,828	—	(215)
Expiring 09/20/23	JPM	ZAR	71	3,547	3,736	—	(189)
Expiring 09/20/23	JPM	ZAR	71	3,543	3,736	—	(193)
Expiring 09/20/23	JPM	ZAR	71	3,538	3,736	—	(198)
Expiring 09/20/23	JPM	ZAR	63	3,120	3,294	—	(174)
Expiring 09/20/23	JPM	ZAR	44	2,224	2,319	—	(95)
Expiring 09/20/23	JPM	ZAR	22	1,116	1,160	—	(44)
Expiring 09/20/23	JPM	ZAR	22	1,139	1,160	—	(21)
South Korean Won,
Expiring 09/20/23	CITI	KRW	1,941,001	1,475,123	1,479,598	—	(4,475)
Expiring 09/20/23	CITI	KRW	1,841,001	1,397,983	1,403,370	—	(5,387)
Expiring 09/20/23	CITI	KRW	1,841,001	1,400,199	1,403,369	—	(3,170)
Expiring 09/20/23	CITI	KRW	1,701,001	1,295,963	1,296,649	—	(686)
Expiring 09/20/23	CITI	KRW	1,526,001	1,170,935	1,163,249	7,686	—
Expiring 09/20/23	CITI	KRW	1,376,001	1,058,164	1,048,907	9,257	—
Expiring 09/20/23	CITI	KRW	350,000	269,195	266,800	2,395	—
Expiring 09/20/23	CITI	KRW	76,001	58,463	57,934	529	—
Expiring 09/20/23	CITI	KRW	76,001	58,872	57,934	938	—
Expiring 09/20/23	CITI	KRW	50,000	38,940	38,114	826	—
Expiring 09/20/23	JPM	KRW	1,941,001	1,475,130	1,479,598	—	(4,468)
Expiring 09/20/23	JPM	KRW	1,841,001	1,400,206	1,403,369	—	(3,163)
Expiring 09/20/23	JPM	KRW	1,841,001	1,397,990	1,403,370	—	(5,380)
Expiring 09/20/23	JPM	KRW	1,701,001	1,295,969	1,296,649	—	(680)
Expiring 09/20/23	JPM	KRW	1,526,001	1,170,941	1,163,250	7,691	—
Expiring 09/20/23	JPM	KRW	1,376,001	1,058,169	1,048,906	9,263	—
Expiring 09/20/23	JPM	KRW	350,000	269,196	266,800	2,396	—
Expiring 09/20/23	JPM	KRW	76,001	58,872	57,934	938	—
Expiring 09/20/23	JPM	KRW	76,001	58,464	57,934	530	—
Expiring 09/20/23	JPM	KRW	50,000	38,940	38,114	826	—
Thai Baht,
Expiring 09/20/23	CITI	THB	2,369	68,879	67,337	1,542	—
Expiring 09/20/23	CITI	THB	1,500	43,469	42,646	823	—
Expiring 09/20/23	CITI	THB	1,000	29,085	28,430	655	—
Expiring 09/20/23	CITI	THB	500	14,535	14,215	320	—
Expiring 09/20/23	CITI	THB	500	14,515	14,215	300	—
Expiring 09/20/23	CITI	THB	500	14,462	14,215	247	—
Expiring 09/20/23	CITI	THB	500	14,595	14,216	379	—
Expiring 09/20/23	CITI	THB	500	14,117	14,215	—	(98)
Expiring 09/20/23	CITI	THB	500	14,548	14,215	333	—
Expiring 09/20/23	JPM	THB	2,369	68,880	67,338	1,542	—
Expiring 09/20/23	JPM	THB	1,500	43,469	42,646	823	—
Expiring 09/20/23	JPM	THB	1,000	29,086	28,431	655	—
Expiring 09/20/23	JPM	THB	500	14,535	14,215	320	—
Expiring 09/20/23	JPM	THB	500	14,515	14,215	300	—
Expiring 09/20/23	JPM	THB	500	14,462	14,215	247	—
Expiring 09/20/23	JPM	THB	500	14,548	14,215	333	—
Expiring 09/20/23	JPM	THB	500	14,595	14,215	380	—

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/20/23	JPM	THB	500	$14,117	$14,215	$—	$(98)

				$66,999,079	$67,182,505	256,046	(439,472)

						$1,192,298	$(908,307)

* Less than 500.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$249,960	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$199,533	$—	$—
Bahrain	379,602	—	—
Botswana	—	—	17,910
Brazil	11,404,415	—	—
Chile	1,763,108	911,097	—
China	2,324,040	63,089,399	—	**
Hong Kong	—	2,750,378	—
Hungary	—	129,617	—
India	2,068,900	18,755,912	—
Indonesia	—	8,313,253	—
Kuwait	—	580,643	—
Malaysia	—	601,903	—
Mexico	11,614,848	—	—
Peru	749,716	—	—
Philippines	36,013	596,883	—
Poland	—	1,821,072	—
Qatar	—	597,060	—
Russia	—	—	11
Saudi Arabia	—	5,880,894	—
Singapore	262,399	—	—
South Africa	193,382	8,628,779	—
South Korea	—	36,112,043	—
Taiwan	6,998,398	28,718,589	—
Thailand	—	1,922,654	—

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Turkey	$—	$976,020	$—
United Arab Emirates	—	1,110,399	—
United States	835,566	—	—
Preferred Stocks
Brazil	3,499,383	—	—
Unaffiliated Exchange-Traded Funds
United States	6,997,645	—	—
Short-Term Investments
Affiliated Mutual Funds	14,305,932	—	—

Total	$63,632,880	$181,496,595	$17,921

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$1,192,298	$—

Liabilities
Futures Contracts.	$(84,724)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(908,307)	—

Total	$(84,724)	$(908,307)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Banks	16.5%
Semiconductors & Semiconductor Equipment	11.3
Technology Hardware, Storage & Peripherals	7.4
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	5.9
Oil, Gas & Consumable Fuels	4.4
Insurance	3.3
Interactive Media & Services	3.3
Broadline Retail	3.3
Unaffiliated Exchange-Traded Funds	2.9
Metals & Mining	2.6
Automobiles	2.2
Consumer Staples Distribution & Retail	2.1
Chemicals	2.1
Household Durables	1.9
IT Services	1.9
Electronic Equipment, Instruments & Components	1.8
Food Products	1.8
Capital Markets	1.8
Entertainment	1.7
Textiles, Apparel & Luxury Goods	1.5
Hotels, Restaurants & Leisure	1.5
Diversified Telecommunication Services	1.4
Industrial Conglomerates	1.3
Automobile Components	1.2
Real Estate Management & Development	1.2
Electrical Equipment	1.1

Beverages	1.1%
Wireless Telecommunication Services	1.1
Machinery	0.9
Pharmaceuticals	0.9
Transportation Infrastructure	0.8
Specialty Retail	0.8
Financial Services	0.8
Health Care Providers & Services	0.8
Construction & Engineering	0.7
Construction Materials	0.7
Gas Utilities	0.6
Household Products	0.4
Marine Transportation	0.4
Air Freight & Logistics	0.4
Electric Utilities	0.3
Passenger Airlines	0.3
Communications Equipment	0.3
Building Products	0.3
Containers & Packaging	0.2
Independent Power & Renewable Electricity Producers	0.2
Life Sciences Tools & Services	0.2
Personal Care Products	0.1
Water Utilities	0.1
Health Care Equipment & Supplies	0.1
Aerospace & Defense	0.1
Media	0.1
Biotechnology	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Industry Classification (continued):

Software	0.1%
Trading Companies & Distributors	0.0	*
Ground Transportation	0.0	*
Diversified Consumer Services	0.0	*
Tobacco	0.0	*
Paper & Forest Products	0.0	*
Distributors	0.0	*

Energy Equipment & Services	0.0 *%

100.3
Liabilities in excess of other assets	(0.3)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	—	$—	Due from/to broker-variation margin futures	$84,724	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,192,298	Unrealized depreciation on OTC forward foreign currency exchange contracts	908,307

		$1,192,298		$993,031

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts

Equity contracts	$150,314	$—
Foreign exchange contracts	—	1,551,262

Total	$150,314	$1,551,262

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts

Equity contracts	$(13,660)	$—
Foreign exchange contracts	—	649,030

Total	$(13,660)	$649,030

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$ 8,395,653
Forward Foreign Currency Exchange Contracts - Purchased (2)	88,113,946

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*

Forward Foreign Currency Exchange Contracts - Sold (2)	$86,324,488

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$2,986,584	$(2,986,584)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CITI	$596,063	$(454,232)	$141,831	$(110,000)	$31,831
JPM	596,235	(454,075)	142,160	—	142,160

	$1,192,298	$(908,307)	$283,991	$(110,000)	$173,991

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $2,986,584:
Unaffiliated investments (cost $248,809,105)	$230,841,464
Affiliated investments (cost $14,306,286)	14,305,932
Cash segregated for counterparty — OTC	1,050,000
Foreign currency, at value (cost $1,478,655)	1,026,409
Cash	68,085
Receivable for investments sold	4,022,878
Dividends receivable	1,407,009
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,192,298
Deposit with broker for centrally cleared/exchange-traded derivatives	249,960
Receivable for Portfolio shares sold	141,151
Due from broker-variation margin futures	83,692
Tax reclaim receivable	7,110
Receivable from affiliate	4,289
Prepaid expenses and other assets	48,407

Total Assets	254,448,684

LIABILITIES
Payable for investments purchased	5,342,184
Payable to broker for collateral for securities on loan	3,007,789
Unrealized depreciation on OTC forward foreign currency exchange contracts	908,307
Foreign capital gains tax liability accrued	319,010
Accrued expenses and other liabilities	292,363
Management fee payable	103,504
Distribution fee payable	6,669
Affiliated transfer agent fee payable	707
Trustees’ fees payable	62

Total Liabilities	9,980,595

NET ASSETS	$244,468,089

Net assets were comprised of: Partners’ Equity.	$244,468,089

Net asset value and redemption price per share, $244,468,089 / 28,049,975 outstanding shares of beneficial interest	$8.72

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $602,497 foreign withholding tax, of which $33,228 is reimbursable by an affiliate)	$4,545,925
Affiliated dividend income	24,096
Affiliated income from securities lending, net	10,093

Total income	4,580,114

EXPENSES
Management fee	1,166,345
Distribution fee	312,693
Custodian and accounting fees	243,460
Audit fee	18,546
Professional fees	11,753
Trustees’ fees	6,251
Shareholders’ reports	6,062
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,999
Miscellaneous	42,961

Total expenses	1,812,070
Less: Fee waiver and/or expense reimbursement	(207,692)

Net expenses	1,604,378

NET INVESTMENT INCOME (LOSS)	2,975,736

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $276) (net of foreign capital gains taxes $(142,979))	(3,347,007)
Futures transactions	150,314
Forward currency contract transactions	1,551,262
Foreign currency transactions	2,436

(1,642,995)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(971)) (net of change in foreign capital gains taxes $(38,385)) ..	17,969,360
Futures	(13,660)
Forward currency contracts	649,030
Foreign currencies	(312,588)

18,292,142

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	16,649,147

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,624,883

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,975,736	$7,050,137
Net realized gain (loss) on investment and foreign currency transactions	(1,642,995)	(25,526,759)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	18,292,142	(73,605,215)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,624,883	(92,081,837)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,436,449 and 12,231,549 shares, respectively]	29,547,381	99,455,568
Portfolio shares purchased [5,670,081 and 34,154,176 shares, respectively]	(48,281,317)	(300,145,034)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(18,733,936)	(200,689,466)

TOTAL INCREASE (DECREASE)	890,947	(292,771,303)
NET ASSETS:
Beginning of period	243,577,142	536,348,445

End of period	$244,468,089	$243,577,142

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022		2021		2020	2019		2018
Per Share Operating Performance(a) :
Net Asset Value, beginning of period	$8.04		$10.27		$10.25		$9.85	$8.69		$10.11

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.19		0.14		0.11	0.18		0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.58		(2.42)		(0.12	)(b)	0.29	0.98		(1.61)

Total from investment operations	0.68		(2.23)		0.02		0.40	1.16		(1.44)

Capital Contributions	—		—		—		—	—	(c)(d)(e)	0.02	(d)

Net Asset Value, end of period	$8.72		$8.04		$10.27		$10.25	$9.85		$8.69

Total Return(f)	8.46%		(21.71)%		0.20%		4.06%	13.35	%(g)	(14.05	)%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$244		$244		$536		$781	$417		$337
Average net assets (in millions)	$252		$327		$651		$465	$398		$449
Ratios to average net assets(i) :
Expenses after waivers and/or expense reimbursement	1.28	%(j)	1.29	%(k)	1.28%		1.33%	1.38%		1.41%
Expenses before waivers and/or expense reimbursement .	1.45	%(j)	1.39%		1.28%		1.43%	1.38%		1.41%
Net investment income (loss)	2.38	%(j)	2.16%		1.27%		1.33%	1.92%		1.74%
Portfolio turnover rate(l)	34%		69%		55%		134%	18%		9%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Amount rounds to zero.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (14.25)%.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% for the year ended December 31, 2022.
(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 92.8%
Australia — 5.4%
ANZ Group Holdings Ltd.	83,643	$1,324,051
APA Group, UTS	37,837	244,804
Aristocrat Leisure Ltd.	32,108	830,725
AUB Group Ltd.	15,599	306,808
Austal Ltd.	164,144	259,890
Bank of Queensland Ltd.	113,737	416,829
BHP Group Ltd. XASX	391,157	11,758,947
BHP Group Ltd. BCXE	37,971	1,133,244
BlueScope Steel Ltd.	28,268	389,047
Brambles Ltd.	347,130	3,337,854
Charter Hall Group, REIT	44,220	317,007
Cochlear Ltd.	1,926	295,079
Coles Group Ltd.	39,364	483,346
Dexus, REIT	33,200	172,900
Elders Ltd.	84,337	370,516
Endeavour Group Ltd.	198,264	834,430
Flutter Entertainment PLC*	1,334	268,482
Fortescue Metals Group Ltd.	247,265	3,669,097
Glencore PLC	499,942	2,834,614
Goodman Group, REIT	77,981	1,048,286
GPT Group (The), REIT	71,862	198,848
Harvey Norman Holdings Ltd.	274,285	637,972
JB Hi-Fi Ltd.	21,454	627,888
Lottery Corp. Ltd. (The)	420,748	1,442,434
Macquarie Group Ltd.	40,345	4,800,565
Medibank Private Ltd.	1,272,675	2,989,482
Metcash Ltd.	208,300	522,893
Myer Holdings Ltd.	494,900	195,460
National Australia Bank Ltd.	38,975	685,487
New Hope Corp. Ltd.	145,802	472,325
NRW Holdings Ltd.	196,619	332,252
Perenti Ltd.*	327,500	224,428
Pilbara Minerals Ltd.	127,711	419,743
Qantas Airways Ltd.*	512,280	2,122,948
QBE Insurance Group Ltd.	43,268	451,754
Rio Tinto Ltd.	26,470	2,027,064
Rio Tinto PLC	57,657	3,664,085
Scentre Group, REIT	552,611	977,300
Sonic Healthcare Ltd.	156,493	3,721,663
South32 Ltd.	349,397	879,641
Stockland, REIT	304,859	819,547
Suncorp Group Ltd.	209,432	1,881,793
Super Retail Group Ltd.	87,545	669,833
Telstra Group Ltd.	189,960	544,938
Vicinity Ltd., REIT	806,387	993,081
WiseTech Global Ltd.	16,226	870,335
Woodside Energy Group Ltd. XASX	94,589	2,187,993
Woodside Energy Group Ltd. XLON	11,656	269,876
Woolworths Group Ltd.	35,698	945,862

		66,873,446

Austria — 0.5%
BAWAG Group AG, 144A*	12,277	565,996
Erste Group Bank AG	82,282	2,886,278
OMV AG	22,009	934,550
Verbund AG	2,220	178,101
voestalpine AG	5,045	181,299

	Shares	Value

COMMON STOCKS (continued)
Austria (cont’d.)
Wienerberger AG	28,843	$882,903

		5,629,127

Belgium — 0.8%
Ageas SA/NV	24,173	979,955
Bekaert SA	15,931	722,032
KBC Group NV	73,034	5,097,833
Solvay SA	21,248	2,375,951
Telenet Group Holding NV	21,081	475,044

		9,650,815

Brazil — 0.7%
Banco do Brasil SA	140,500	1,452,477
MercadoLibre, Inc.*	3,022	3,579,861
NU Holdings Ltd. (Class A Stock)*	212,423	1,676,018
Odontoprev SA	151,800	393,433
Petroleo Brasileiro SA, ADR	61,216	846,617
Vale SA	38,700	520,101
Yara International ASA	18,960	669,893

		9,138,400

Canada — 1.9%
Air Canada*	40,214	758,594
ARC Resources Ltd.	64,400	858,991
Canadian Apartment Properties REIT, REIT	11,504	441,663
Canadian Imperial Bank of Commerce	16,500	704,465
Canadian Natural Resources Ltd.	4,471	251,368
Celestica, Inc.*	65,500	950,795
Cenovus Energy, Inc.	42,554	722,751
CGI, Inc.*	7,223	761,693
CI Financial Corp.	88,000	999,072
Constellation Software, Inc.	677	1,402,682
Dollarama, Inc.	6,914	468,257
Fairfax Financial Holdings Ltd.	1,584	1,186,478
H&R Real Estate Investment Trust, UTS	66,700	516,079
iA Financial Corp., Inc.	27,003	1,839,608
Imperial Oil Ltd.	26,700	1,366,089
Loblaw Cos. Ltd.	11,277	1,032,402
Manulife Financial Corp.	132,209	2,498,972
Martinrea International, Inc.	59,400	594,112
Nutrien Ltd.	16,595	979,728
Russel Metals, Inc.	24,600	681,502
Sleep Country Canada Holdings, Inc., 144A	34,900	756,353
Stelco Holdings, Inc.	14,700	479,588
Stella-Jones, Inc.	17,200	885,740
Suncor Energy, Inc.	26,579	779,664
Torex Gold Resources, Inc.*	47,200	670,545
Toromont Industries Ltd.	8,806	723,425
Transcontinental, Inc. (Class A Stock)	28,851	319,272

		23,629,888

Chile — 0.1%
Cencosud SA	361,900	701,407

China — 2.6%
3SBio, Inc., 144A*	828,000	833,197

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Alibaba Group Holding Ltd.*	156,000	$1,623,934
Anhui Conch Cement Co. Ltd. (Class H Stock)	95,500	254,086
Bank of China Ltd. (Class H Stock)	4,819,000	1,934,792
BYD Co. Ltd. (Class H Stock)	20,000	641,293
China Construction Bank Corp. (Class H Stock)*	1,789,000	1,158,241
China Feihe Ltd., 144A	754,000	420,861
China Pacific Insurance Group Co. Ltd. (Class H Stock)	536,400	1,392,582
China Petroleum & Chemical Corp. (Class H Stock)	2,108,000	1,239,378
China Tower Corp. Ltd. (Class H Stock), 144A	6,874,000	765,553
CIMC Enric Holdings Ltd.	590,000	528,303
Fufeng Group Ltd.	972,000	492,569
Hello Group, Inc., ADR	70,200	674,622
Industrial & Commercial Bank of China Ltd. (Class H Stock)	504,000	269,343
JD.com, Inc. (Class A Stock)	15,800	269,462
JOYY, Inc., ADR	20,100	617,271
Kingboard Holdings Ltd.	166,000	454,038
Kingsoft Corp. Ltd.	68,600	271,145
Lenovo Group Ltd.	1,556,000	1,630,496
NetEase, Inc., ADR	11,788	1,139,782
NXP Semiconductors NV	2,448	501,057
PetroChina Co. Ltd. (Class H Stock)	2,906,000	2,017,804
PICC Property & Casualty Co. Ltd. (Class H Stock)	2,170,000	2,416,202
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	201,500	1,286,964
Sinopharm Group Co. Ltd. (Class H Stock)	294,400	921,618
Sinotruk Hong Kong Ltd.	583,500	1,136,107
Tencent Holdings Ltd.	44,100	1,869,892
Vipshop Holdings Ltd., ADR*	74,142	1,223,343
Want Want China Holdings Ltd.	1,316,000	875,268
Wilmar International Ltd.	969,900	2,732,416
Yum China Holdings, Inc.	8,255	466,407

		32,058,026

Czech Republic — 0.1%
Komercni Banka A/S	40,259	1,227,479

Denmark — 2.5%
Carlsberg A/S (Class B Stock)	22,944	3,674,050
Coloplast A/S (Class B Stock)	4,849	606,785
Danske Bank A/S*	29,030	707,067
DFDS A/S	9,747	355,148
DSV A/S.	8,240	1,730,743
Genmab A/S*	1,881	712,819
Jyske Bank A/S*	13,753	1,046,224
Novo Nordisk A/S (Class B Stock)	130,537	21,086,927
Pandora A/S	6,310	563,998
Spar Nord Bank A/S	45,089	705,657

		31,189,418

Finland — 0.7%
Elisa OYJ	35,990	1,921,303

	Shares	Value

COMMON STOCKS (continued)
Finland (cont’d.)
Kesko OYJ (Class B Stock)	54,951	$1,034,850
Kone OYJ (Class B Stock)	9,462	494,338
Metsa Board OYJ (Class B Stock)(a)	76,360	563,337
Metso OYJ	18,576	224,152
Nokia OYJ	170,194	713,089
Nordea Bank Abp	363,839	3,963,181

		8,914,250

France — 10.2%
Accor SA	11,960	445,049
Air Liquide SA	23,431	4,202,000
Airbus SE	22,384	3,236,318
Amundi SA, 144A	2,990	176,645
Arkema SA	8,868	836,221
AXA SA	231,834	6,851,000
BioMerieux	1,725	181,121
BNP Paribas SA	93,091	5,874,597
Bouygues SA	32,686	1,098,034
Capgemini SE	18,736	3,547,522
Carrefour SA	17,216	326,256
Cie de Saint-Gobain	57,976	3,529,950
Cie Generale des Etablissements Michelin SCA	22,230	657,593
Credit Agricole SA	59,227	703,253
Dassault Aviation SA	1,150	230,404
Dassault Systemes SE	45,543	2,018,055
Eiffage SA	26,608	2,778,104
Engie SA	53,479	890,581
Hermes International	4,583	9,962,156
Ipsen SA	6,999	842,513
Kering SA	4,512	2,491,522
La Francaise des Jeux SAEM, 144A	4,480	176,327
Legrand SA	2,848	282,533
L’Oreal SA	18,078	8,432,955
LVMH Moet Hennessy Louis Vuitton SE	22,166	20,900,594
Pernod Ricard SA	21,221	4,689,304
Publicis Groupe SA	40,793	3,273,894
Rexel SA	45,204	1,117,168
Rubis SCA	25,302	614,660
Safran SA	40,515	6,349,094
Societe BIC SA	9,762	559,559
Societe Generale SA	24,459	636,087
Sodexo SA	14,552	1,602,428
Sopra Steria Group SACA	2,955	589,952
Thales SA	9,367	1,403,447
TotalEnergies SE	253,805	14,569,583
Unibail-Rodamco-Westfield, REIT*	17,731	935,209
Verallia SA, 144A	34,057	1,279,254
Vinci SA	69,991	8,132,632

		126,423,574

Germany — 7.2%
adidas AG	11,818	2,294,205
Allianz SE	37,855	8,817,327
Aurubis AG	8,579	736,606
Bayer AG	44,011	2,436,232
Bayerische Motoren Werke AG	59,123	7,272,548
Commerzbank AG	31,370	347,763

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Germany (cont’d.)
Daimler Truck Holding AG	33,336	$1,201,501
Deutsche Bank AG	190,451	2,002,167
Deutsche Boerse AG	25,879	4,777,640
Deutsche Group AG	23,314	1,139,175
Deutsche Lufthansa AG*	271,710	2,785,993
Deutsche Telekom AG	271,983	5,934,266
E.ON SE	450,597	5,756,109
Fresenius SE & Co. KGaA	62,803	1,741,952
GEA Group AG	98,117	4,107,773
Heidelberg Materials AG	16,258	1,337,035
Henkel AG & Co. KGaA	3,087	217,307
Infineon Technologies AG	217,007	8,936,837
Mercedes-Benz Group AG	85,963	6,919,273
MTU Aero Engines AG	1,562	405,135
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,729	5,904,865
Rational AG	359	259,952
RWE AG	127,515	5,556,633
SAP SE	5,216	712,544
Scout24 SE, 144A	2,530	160,315
Siemens AG	30,613	5,103,214
Talanx AG	2,980	171,083
Telefonica Deutschland Holding AG	362,266	1,019,602
Volkswagen AG	5,195	868,338

		88,923,390

Greece — 0.1%
Hellenic Telecommunications Organization SA	42,729	732,504
Mytilineos SA	25,400	896,756

		1,629,260

Hong Kong — 1.6%
AIA Group Ltd.	507,396	5,153,367
CK Asset Holdings Ltd.	79,500	441,763
CK Infrastructure Holdings Ltd.	146,570	777,419
Dah Sing Financial Holdings Ltd.	89,600	224,429
Grand Pharmaceutical Group Ltd.	1,092,500	618,283
HKT Trust & HKT Ltd., UTS	154,528	179,928
Hong Kong Exchanges & Clearing Ltd.	106,048	4,018,054
New World Development Co. Ltd.	71,231	176,051
PAX Global Technology Ltd.	373,000	283,823
Power Assets Holdings Ltd.	40,123	210,625
Prudential PLC	210,004	2,965,969
Sino Land Co. Ltd.	137,294	169,024
Techtronic Industries Co. Ltd.	179,887	1,967,174
VTech Holdings Ltd.	48,300	317,205
WH Group Ltd., 144A	2,829,529	1,506,934
Wharf Real Estate Investment Co. Ltd.	49,231	247,010
Yue Yuen Industrial Holdings Ltd.	302,500	396,015

		19,653,073

India — 1.2%
Chambal Fertilisers & Chemicals Ltd.	178,100	593,191
Coal India Ltd.	229,700	648,001
Cyient Ltd.	51,300	940,161
HDFC Bank Ltd., ADR	76,169	5,308,979

	Shares	Value

COMMON STOCKS (continued)
India (cont’d.)
Hindustan Zinc Ltd.	165,600	$621,397
Mahanagar Gas Ltd.	52,400	670,706
Mahindra & Mahindra Ltd.	57,350	1,018,959
Maruti Suzuki India Ltd.	3,903	466,794
NMDC Ltd.	603,700	772,439
Oil & Natural Gas Corp. Ltd.	598,600	1,171,683
Oil India Ltd.	262,300	784,988
Petronet LNG Ltd.	306,900	834,728
Tata Consultancy Services Ltd.	6,721	271,578
UPL Ltd.	82,079	689,307

		14,792,911

Indonesia — 0.3%
Bank Central Asia Tbk PT	2,588,155	1,587,312
First Resources Ltd.	618,000	637,586
Telkom Indonesia Persero Tbk PT	4,132,200	1,105,457
United Tractors Tbk PT	417,600	647,655

		3,978,010

Ireland — 0.1%
Bank of Ireland Group PLC	73,661	703,274

Israel — 0.5%
Bank Hapoalim BM	37,069	305,693
Check Point Software Technologies Ltd.*	11,979	1,504,802
Israel Discount Bank Ltd. (Class A Stock)	35,672	178,211
Mizrahi Tefahot Bank Ltd.	20,404	682,305
Mobileye Global, Inc. (Class A Stock)*(a)	32,011	1,229,863
Nice Ltd.*	1,066	219,401
Teva Pharmaceutical Industries Ltd.*	48,424	366,706
Wix.com Ltd.*	15,970	1,249,493

		5,736,474

Italy — 2.4%
Assicurazioni Generali SpA	43,303	880,609
Brunello Cucinelli SpA	27,066	2,383,028
Coca-Cola HBC AG	37,219	1,110,238
Enel SpA	590,743	3,983,041
Eni SpA	160,338	2,308,289
Ferrari NV	17,219	5,629,715
Intesa Sanpaolo SpA	449,216	1,177,732
Leonardo SpA	57,400	651,770
Mediobanca Banca di Credito
Finanziario SpA	84,975	1,017,363
Moncler SpA	22,602	1,563,782
Pirelli & C SpA, 144A*	150,507	744,055
Prysmian SpA	5,545	231,912
UniCredit SpA	311,356	7,240,140
Unipol Gruppo SpA	130,798	698,985
UnipolSai Assicurazioni SpA	252,529	626,166

		30,246,825

Japan — 16.7%
AEON Financial Service Co. Ltd.	71,100	635,129
AEON REIT Investment Corp., REIT	525	566,370
AGC, Inc.	5,500	197,868

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Ajinomoto Co., Inc.	22,000	$876,411
Alps Alpine Co. Ltd.	67,200	590,010
Amada Co. Ltd.	68,600	676,798
ANA Holdings, Inc.*	7,800	185,798
Astellas Pharma, Inc.	244,700	3,644,190
Azbil Corp.	5,200	164,580
Bandai Namco Holdings, Inc.	16,800	389,043
BayCurrent Consulting, Inc.	58,400	2,195,954
Bridgestone Corp.	91,142	3,744,267
Brother Industries Ltd.	30,300	443,488
Canon, Inc.	154,200	4,053,400
Capcom Co. Ltd.	4,600	182,346
Chugai Pharmaceutical Co. Ltd.	34,600	985,374
Credit Saison Co. Ltd.	44,300	681,272
Dai Nippon Printing Co. Ltd.	60,300	1,712,860
Daicel Corp.	92,800	830,508
Dai-ichi Life Holdings, Inc.	25,600	486,909
Daiichi Sankyo Co. Ltd.	50,031	1,589,699
Daikin Industries Ltd.	23,771	4,870,804
Daito Trust Construction Co. Ltd.	1,800	182,350
Daiwa House Industry Co. Ltd.	24,000	634,128
Daiwa Securities Group, Inc.	36,800	189,631
Daiwabo Holdings Co. Ltd.	39,500	764,900
DCM Holdings Co. Ltd.	60,300	510,995
Dentsu Group, Inc.	5,600	184,168
EDION Corp.	63,800	644,532
Fast Retailing Co. Ltd.	5,000	1,282,374
Fuji Corp.	43,700	775,062
Fuji Electric Co. Ltd.	4,600	202,515
FUJIFILM Holdings Corp.	62,000	3,694,156
Fujitsu Ltd.	6,400	828,691
Fuyo General Lease Co. Ltd.	9,600	737,834
Gunze Ltd.	11,300	348,637
Hakuhodo DY Holdings, Inc.	95,000	1,002,809
Hamamatsu Photonics KK	3,900	191,464
Hazama Ando Corp.	88,400	661,197
Hirose Electric Co. Ltd.	1,600	213,015
Hitachi Ltd.	17,000	1,057,001
Honda Motor Co. Ltd.	44,200	1,338,989
Hosiden Corp.	40,900	512,733
Hoya Corp.	34,794	4,163,668
Inpex Corp.	17,800	195,559
Isuzu Motors Ltd.	84,000	1,019,024
ITOCHU Corp.	34,700	1,378,338
Itoham Yonekyu Holdings, Inc.	138,400	696,445
Japan Airlines Co. Ltd.	67,500	1,463,633
Japan Tobacco, Inc.	70,200	1,537,801
JFE Holdings, Inc.	72,600	1,037,930
Kamigumi Co. Ltd.	19,600	444,409
Kandenko Co. Ltd.	74,700	600,447
Kaneka Corp.	14,300	400,777
Kao Corp.	19,500	707,653
KDDI Corp.	103,200	3,187,138
Keiyo Bank Ltd. (The)	69,800	258,448
Keyence Corp.	18,726	8,897,785
Kirin Holdings Co. Ltd.	148,100	2,162,658
Komatsu Ltd.	21,600	584,237
Komeri Co. Ltd.	29,000	591,257
Konami Group Corp.	3,100	162,567

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Kyowa Kirin Co. Ltd.	114,689	$2,125,791
Lintec Corp.	38,600	610,118
Marubeni Corp.	56,000	954,465
Mazda Motor Corp.	296,500	2,865,432
MIRAIT ONE Corp.	49,400	621,830
Mitsubishi Corp.	102,100	4,936,219
Mitsubishi Electric Corp.	45,800	647,468
Mitsubishi HC Capital, Inc.	143,100	849,643
Mitsubishi Heavy Industries Ltd.	16,400	765,966
Mitsubishi UFJ Financial Group, Inc.	1,159,027	8,543,274
Mitsui & Co. Ltd.	149,600	5,662,035
Mitsui Chemicals, Inc.	24,800	730,999
Mitsui Fudosan Co. Ltd.	25,300	504,265
Mizuho Financial Group, Inc.	49,800	761,216
MS&AD Insurance Group Holdings, Inc.	29,400	1,041,122
NEC Corp.	61,800	2,998,073
Nexon Co. Ltd.	14,000	268,474
Nintendo Co. Ltd.	28,700	1,308,385
NIPPON EXPRESS HOLDINGS, Inc.	9,300	524,597
Nippon Steel Corp.	137,700	2,881,962
Nippon Telegraph & Telephone Corp.	4,347,100	5,143,951
Nishi-Nippon Financial Holdings, Inc.	78,300	695,495
Nitto Denko Corp.	14,200	1,054,005
Nitto Kogyo Corp.	26,400	652,526
Nomura Holdings, Inc.	154,600	589,415
Nomura Real Estate Holdings, Inc.	8,200	194,952
Nomura Real Estate Master Fund, Inc., REIT	2,107	2,430,180
Olympus Corp.	73,300	1,159,999
Omron Corp.	4,800	294,729
Ono Pharmaceutical Co. Ltd.	53,700	968,932
Open House Group Co. Ltd.	4,600	166,067
Oriental Land Co. Ltd.	45,200	1,762,167
ORIX Corp.	32,000	583,558
OSG Corp.	47,200	677,580
Otsuka Holdings Co. Ltd.	82,900	3,040,910
Pan Pacific International Holdings Corp.	10,000	179,097
Panasonic Holdings Corp.	301,600	3,698,198
Recruit Holdings Co. Ltd.	81,076	2,587,568
Renesas Electronics Corp.*	178,800	3,374,370
Ricoh Co. Ltd.	21,000	178,959
Rohm Co. Ltd.	6,400	606,235
Sankyo Co. Ltd.	24,500	990,938
Sankyu, Inc.	33,300	1,102,179
Santen Pharmaceutical Co. Ltd.	107,000	911,347
Seiko Epson Corp.	19,000	296,632
Seino Holdings Co. Ltd.	73,400	1,045,128
Sekisui House Ltd.	30,000	605,988
Seven & i Holdings Co. Ltd.	82,300	3,555,538
SG Holdings Co. Ltd.	12,000	171,171
Shimadzu Corp.	6,900	213,269
Shimano, Inc.	9,300	1,556,888
Shin-Etsu Chemical Co. Ltd.	197,880	6,612,745
Shionogi & Co. Ltd.	32,600	1,375,050
SKY Perfect JSAT Holdings, Inc.	142,800	567,390
SMC Corp.	5,359	2,978,328
Sojitz Corp.	64,400	1,425,191

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Sompo Holdings, Inc.	67,000	$3,006,239
Sony Group Corp.	68,970	6,225,936
Subaru Corp.	16,800	316,407
Sumitomo Corp.	17,300	367,019
Sumitomo Heavy Industries Ltd.	24,000	574,833
Sumitomo Mitsui Financial Group, Inc.	88,511	3,793,533
T&D Holdings, Inc.	13,800	202,389
Teijin Ltd.	37,800	379,210
Terumo Corp.	66,600	2,121,187
TIS, Inc.	15,400	385,852
Toho Co. Ltd.	31,400	1,196,010
Tokai Rika Co. Ltd.	2,800	41,562
Tokio Marine Holdings, Inc.	264,293	6,092,897
Tokuyama Corp.	26,700	440,673
Tokyo Electron Ltd.	19,752	2,844,851
Tokyo Gas Co. Ltd.	11,500	250,903
Tokyo Seimitsu Co. Ltd.	18,000	996,704
Toyota Boshoku Corp.	39,000	698,048
Toyota Motor Corp.	88,400	1,420,773
Transcosmos, Inc.	12,800	318,506
Tsubakimoto Chain Co.	17,100	436,494
Valor Holdings Co. Ltd.	14,100	195,791
Yamato Holdings Co. Ltd.	68,000	1,232,556
Yokogawa Electric Corp.	139,500	2,582,303
Yokohama Rubber Co. Ltd. (The)	33,300	731,580
ZOZO, Inc.	28,700	595,371

		205,645,669

Luxembourg — 0.3%
ArcelorMittal SA	114,635	3,127,718

Macau — 0.2%
Sands China Ltd.*	573,958	1,965,642

Malaysia — 0.1%
CIMB Group Holdings Bhd	814,000	883,571

Mexico — 0.2%
Gruma SAB de CV (Class B Stock)	34,989	561,823
Grupo Financiero Banorte SAB de CV (Class O Stock)	82,900	682,011
Wal-Mart de Mexico SAB de CV	217,965	864,500

		2,108,334

Netherlands — 5.3%
ABN AMRO Bank NV, 144A, CVA	298,549	4,640,421
Adyen NV, 144A*	465	805,226
Aegon NV	141,101	716,282
Argenx SE, ADR*	4,247	1,655,183
ASM International NV	5,335	2,265,263
ASML Holding NV	28,145	20,414,371
ASR Nederland NV	18,914	853,088
EXOR NV	3,050	272,287
Heineken Holding NV	3,382	294,309
Heineken NV	7,279	748,548
IMCD NV	14,162	2,038,068
ING Groep NV	171,048	2,306,000
Koninklijke Ahold Delhaize NV	183,238	6,247,138
Koninklijke KPN NV	173,415	619,087
NN Group NV	16,322	604,202
Shell PLC	640,009	19,092,548

	Shares	Value

COMMON STOCKS (continued)
Netherlands (cont’d.)
Wolters Kluwer NV	19,036	$2,417,067

		65,989,088

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	31,508	474,440
Mercury NZ Ltd.	45,040	180,022
Meridian Energy Ltd.	68,998	237,601
Xero Ltd.*	25,943	2,078,551

		2,970,614

Norway — 0.5%
DNB Bank ASA	66,536	1,244,270
Equinor ASA	34,455	1,003,291
Mowi ASA	178,761	2,836,229
Norsk Hydro ASA	39,269	234,093
Orkla ASA	127,626	917,685

		6,235,568

Peru — 0.0%
Credicorp Ltd.	3,683	543,758

Philippines — 0.0%
DMCI Holdings, Inc.	3,317,000	545,497

Portugal — 0.1%
NOS SGPS SA	89,225	317,094
Sonae SGPS SA	543,480	534,317

		851,411

Romania — 0.0%
NEPI Rockcastle NV	54,546	319,230

Singapore — 1.6%
Capitaland India Trust, UTS	364,500	307,885
DBS Group Holdings Ltd.	359,795	8,402,214
Genting Singapore Ltd.	226,800	158,142
Hong Leong Asia Ltd.	171,600	79,641
Jardine Cycle & Carriage Ltd.	88,900	2,292,375
Sea Ltd., ADR*	9,883	573,609
Singapore Airlines Ltd.	461,300	2,443,981
Singapore Exchange Ltd.	206,200	1,468,393
STMicroelectronics NV	73,009	3,641,207

		19,367,447

South Africa — 0.5%
Anglo American PLC	122,196	3,479,349
Aspen Pharmacare Holdings Ltd.	70,920	691,806
AVI Ltd.	86,821	313,507
Gold Fields Ltd.	50,000	695,119
Nedbank Group Ltd.	46,078	559,731
Tiger Brands Ltd.	63,411	561,302

		6,300,814

South Korea — 1.6%
Amorepacific Corp.	4,413	328,483
DB HiTek Co. Ltd.	27,000	1,301,718
Doosan Bobcat, Inc.	44,864	2,005,423
Hana Financial Group, Inc.	17,761	530,210
Industrial Bank of Korea	82,300	647,409
KB Financial Group, Inc.	12,342	447,949

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
South Korea (cont’d.)
Kia Corp.	28,147	$1,896,011
NCSoft Corp.	1,646	370,670
Samsung C&T Corp.	9,800	788,742
Samsung Electronics Co. Ltd.	44,764	2,464,853
Samsung Electronics Co. Ltd., GDR	2,855	3,957,663
Samsung Fire & Marine Insurance Co. Ltd.	6,403	1,117,359
Samsung SDI Co. Ltd.	3,678	1,878,114
Woori Financial Group, Inc.	70,600	634,191
Youngone Corp.	16,300	800,421

		19,169,216

Spain — 2.4%
Aena SME SA, 144A	2,214	358,329
Amadeus IT Group SA*	6,638	505,486
Banco Bilbao Vizcaya Argentaria SA	35,752	274,672
Banco Santander SA	232,864	862,095
CaixaBank SA	124,899	517,371
Cia de Distribucion Integral Logista Holdings SA	24,408	658,194
Enagas SA(a)	39,090	768,260
Endesa SA(a)	179,593	3,859,028
Iberdrola SA	582,303	7,604,179
Industria de Diseno Textil SA	227,463	8,822,790
Mapfre SA	238,133	473,415
Repsol SA(a)	298,707	4,344,393
Viscofan SA	4,190	289,611

		29,337,823

Sweden — 2.5%
Alfa Laval AB	8,580	312,978
Assa Abloy AB (Class B Stock)	28,193	677,674
Atlas Copco AB (Class A Stock)	416,965	6,019,675
Atlas Copco AB (Class B Stock)	44,361	553,114
Betsson AB (Class B Stock)*	42,223	449,643
Boliden AB	25,387	735,669
Epiroc AB (Class A Stock)	19,127	362,301
Epiroc AB (Class B Stock)	11,020	178,364
Essity AB (Class B Stock)	119,750	3,189,143
Getinge AB (Class B Stock)	10,266	180,103
Indutrade AB	7,735	174,583
Investor AB (Class A Stock)	12,366	247,485
Lifco AB (Class B Stock)	11,283	245,719
Nibe Industrier AB (Class B Stock)	62,689	596,069
Sandvik AB	76,413	1,491,903
Skandinaviska Enskilda Banken AB (Class A Stock)	47,431	524,599
Skanska AB (Class B Stock)	38,044	533,775
SKF AB (Class B Stock)	62,642	1,091,568
Svenska Handelsbanken AB (Class A Stock)	332,841	2,786,629
Swedbank AB (Class A Stock)	156,357	2,638,700
Swedish Orphan Biovitrum AB*	9,218	180,168
Volvo AB (Class B Stock)	358,510	7,419,373

		30,589,235

Switzerland — 4.9%
ABB Ltd.	111,965	4,404,798

	Shares	Value

COMMON STOCKS (continued)
Switzerland (cont’d.)
Baloise Holding AG	1,550	$227,993
Cie Financiere Richemont SA (Class A Stock)	67,580	11,479,680
DSM-Firmenich AG*	24,566	2,643,649
Helvetia Holding AG	7,754	1,050,934
Julius Baer Group Ltd.	24,307	1,533,955
Lonza Group AG	7,621	4,555,169
Novartis AG	172,801	17,421,699
On Holding AG (Class A Stock)*	51,135	1,687,455
Schindler Holding AG (Part. Cert.)	1,160	272,376
Straumann Holding AG	12,225	1,987,859
Swiss Life Holding AG	5,270	3,086,570
Swisscom AG	3,891	2,428,532
UBS Group AG	378,180	7,665,206
Zurich Insurance Group AG	576	273,997

		60,719,872

Taiwan — 1.5%
Advanced International Multitech Co. Ltd.	251,000	642,817
ASE Technology Holding Co. Ltd.	388,000	1,379,785
Chicony Electronics Co. Ltd.	211,000	664,660
Hon Hai Precision Industry Co. Ltd.	324,000	1,177,980
King Yuan Electronics Co. Ltd.	630,000	1,156,577
MediaTek, Inc.	27,000	597,668
Micro-Star International Co. Ltd.	184,000	1,046,265
Novatek Microelectronics Corp.	34,000	466,826
Pou Chen Corp.	584,000	591,948
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	93,524	9,438,442
United Microelectronics Corp.	754,000	1,184,694
Zhen Ding Technology Holding Ltd.	200,000	676,306

		19,023,968

Thailand — 0.1%
AP Thailand PCL	1,863,300	604,880
Tisco Financial Group PCL	177,800	486,918

		1,091,798

Turkey — 0.1%
BIM Birlesik Magazalar A/S	56,777	372,007
Haci Omer Sabanci Holding A/S	267,900	474,083

		846,090

United Arab Emirates — 0.0%
Emirates NBD Bank PJSC	79,022	321,677

United Kingdom — 8.9%
3i Group PLC	293,313	7,270,337
Ashtead Group PLC	74,273	5,149,414
Associated British Foods PLC	9,920	251,203
AstraZeneca PLC	100,400	14,392,769
BAE Systems PLC	150,703	1,776,976
Barclays PLC	1,008,895	1,970,969
Barratt Developments PLC	31,100	163,453
Bellway PLC	25,171	636,449
Berkeley Group Holdings PLC	3,540	176,469
BP PLC	955,890	5,565,553
British American Tobacco PLC	189,651	6,301,239

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (cont’d.)
Bunzl PLC	9,532	$363,246
Burberry Group PLC	38,773	1,046,231
CK Hutchison Holdings Ltd.	117,000	714,091
CNH Industrial NV	236,525	3,411,308
Coca-Cola Europacific Partners PLC	5,965	384,325
Compass Group PLC	104,900	2,937,530
Diageo PLC	92,183	3,963,040
Drax Group PLC	60,388	444,968
Dunelm Group PLC	37,152	530,411
Hargreaves Lansdown PLC	39,861	413,209
Howden Joinery Group PLC	106,033	866,329
HSBC Holdings PLC	823,329	6,518,990
IG Group Holdings PLC	74,376	639,920
Imperial Brands PLC	100,687	2,228,653
Informa PLC	209,297	1,932,476
InterContinental Hotels Group PLC	4,757	328,835
Investec PLC	235,490	1,319,484
J Sainsbury PLC	650,695	2,224,387
JD Sports Fashion PLC	97,240	180,633
Kingfisher PLC	275,760	812,731
Lloyds Banking Group PLC	7,918,980	4,389,876
London Stock Exchange Group PLC	36,072	3,839,266
Moneysupermarket.com Group PLC	132,144	454,593
NatWest Group PLC	866,974	2,649,898
Next PLC	3,400	298,133
QinetiQ Group PLC	127,575	575,012
Reckitt Benckiser Group PLC	29,022	2,181,028
Redde Northgate PLC	160,430	763,869
Redrow PLC	80,704	453,083
RELX PLC	152,104	5,073,918
Rolls-Royce Holdings PLC*	122,436	235,445
Serco Group PLC	227,261	449,604
Smiths Group PLC	49,569	1,037,070
SSE PLC	30,389	712,625
Standard Chartered PLC	66,300	576,816
Tesco PLC	758,903	2,393,995
Unilever PLC	74,152	3,861,409
Vistry Group PLC	52,531	441,150
Vodafone Group PLC	478,548	451,189
Whitbread PLC	87,124	3,750,393

		109,504,000

United States — 6.2%
BRP, Inc.	8,900	752,377
CSL Ltd.	4,652	861,452
CyberArk Software Ltd.*	1,254	196,038
Ferguson PLC	19,566	3,090,481
GSK PLC	358,384	6,351,483
Holcim AG*	51,562	3,475,652
JBS SA	276,700	1,011,866
Linde PLC	3,607	1,374,556
Lululemon Athletica, Inc.*	3,870	1,464,795
Nestle SA	150,937	18,156,454
Roche Holding AG	52,464	16,026,181
Sanofi.	82,288	8,858,779
Schneider Electric SE	49,547	9,001,536
Stellantis NV SGMX	51,207	900,155

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Stellantis NV BATE	289,891	$5,096,514

		76,618,319

TOTAL COMMON STOCKS (cost $1,046,929,772)		1,145,175,406

PREFERRED STOCKS — 0.5%
Brazil — 0.2%
Gerdau SA (PRFC)	204,610	1,070,867
Itausa SA (PRFC)	552,900	1,111,990

		2,182,857

Germany — 0.3%
Bayerische Motoren Werke AG (PRFC)	1,760	200,560
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A	23,273	2,891,174
Henkel AG & Co. KGaA (PRFC)	4,687	374,849
Volkswagen AG (PRFC)	5,714	768,377

		4,234,960

TOTAL PREFERRED STOCKS (cost $5,692,325)		6,417,817

	Units

RIGHTS* — 0.0%
Singapore
Capitaland India Trust, expiring 07/17/23	43,376	2,639

(cost $0)

	Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.7%
United States
iShares Core MSCI EAFE ETF	361,753	24,418,327
iShares MSCI EAFE ETF(a)	122,473	8,879,293
iShares MSCI EAFE Growth ETF	64,964	6,198,215
iShares MSCI EAFE Value ETF	119,474	5,847,058

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $45,203,416)		45,342,893

	Units

WARRANTS* — 0.0%
Australia
Boart Longyear Group Ltd., expiring 09/13/24	555	—

(cost $0)
TOTAL LONG-TERM INVESTMENTS (cost $1,097,825,513)		1,196,938,755

	Shares

SHORT-TERM INVESTMENTS — 3.0%

AFFILIATED MUTUAL FUNDS — 3.0%
PGIM Core Government Money Market Fund(ww)	17,751,092	17,751,092

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $19,075,025; includes $19,049,098 of cash collateral for securities on loan)(b)(ww)	19,088,386	$19,075,025

TOTAL AFFILIATED MUTUAL FUNDS (cost $36,826,117)		36,826,117

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
5.094%	09/14/23	650	643,206

(cost $643,194)

TOTAL SHORT-TERM INVESTMENTS (cost $37,469,311)			37,469,323

TOTAL INVESTMENTS—100.0% (cost $1,135,294,824)			1,234,408,078
Liabilities in excess of other assets(z) — (0.0)%			(423,703)

NET ASSETS — 100.0%			$1,233,984,375

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,546,683; cash collateral of $19,049,098 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
(ww)

PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
133	Mini MSCI EAFE Index	Sep. 2023	$14,334,075	$112,233

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$—	$643,206

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$66,873,446	$—
Austria	—	5,629,127	—
Belgium	—	9,650,815	—
Brazil	8,468,507	669,893	—
Canada	23,629,888	—	—
Chile	701,407	—	—
China	4,622,482	27,435,544	—
Czech Republic	—	1,227,479	—
Denmark	—	31,189,418	—
Finland	—	8,914,250	—
France	—	126,423,574	—
Germany	—	88,923,390	—
Greece	—	1,629,260	—
Hong Kong	—	19,653,073	—
India	5,308,979	9,483,932	—
Indonesia	—	3,978,010	—
Ireland	—	703,274	—
Israel	3,984,158	1,752,316	—
Italy	—	30,246,825	—
Japan	—	205,645,669	—
Luxembourg	—	3,127,718	—
Macau	—	1,965,642	—
Malaysia	—	883,571	—
Mexico	2,108,334	—	—
Netherlands	1,655,183	64,333,905	—
New Zealand	—	2,970,614	—
Norway	—	6,235,568	—
Peru	543,758	—	—
Philippines	—	545,497	—
Portugal	—	851,411	—
Romania	—	319,230	—
Singapore	573,609	18,793,838	—
South Africa	—	6,300,814	—
South Korea	—	19,169,216	—
Spain	—	29,337,823	—
Sweden	—	30,589,235	—
Switzerland	4,331,104	56,388,768	—
Taiwan	9,438,442	9,585,526	—
Thailand	—	1,091,798	—
Turkey	—	846,090	—
United Arab Emirates	—	321,677	—
United Kingdom	384,325	109,119,675	—
United States	4,799,632	71,818,687	—
Preferred Stocks
Brazil	2,182,857	—	—
Germany	—	4,234,960	—
Rights
Singapore	—	2,639	—
Unaffiliated Exchange-Traded Funds
United States	45,342,893	—	—
Warrants
Australia	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$36,826,117	$—	$—
U.S. Treasury Obligation	—	643,206	—

Total	$154,901,675	$1,079,506,403	$—

Other Financial Instruments*
Assets
Futures Contracts	$112,233	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Banks	9.2%
Pharmaceuticals	8.4
Insurance	5.6
Oil, Gas & Consumable Fuels	5.1
Semiconductors & Semiconductor Equipment	4.8
Textiles, Apparel & Luxury Goods	4.7
Unaffiliated Exchange-Traded Funds	3.7
Metals & Mining	3.7
Capital Markets	3.4
Automobiles	3.4
Machinery	3.3
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	3.0
Food Products	2.7
Trading Companies & Distributors	2.3
Chemicals	2.1
Consumer Staples Distribution & Retail	1.8
Diversified Telecommunication Services	1.7
Electronic Equipment, Instruments & Components	1.6
Technology Hardware, Storage & Peripherals	1.5
Electric Utilities	1.4
Hotels, Restaurants & Leisure	1.4
Beverages	1.4
Specialty Retail	1.3
Electrical Equipment	1.3
Aerospace & Defense	1.2
Construction & Engineering	1.2
Personal Care Products	1.1
Industrial Conglomerates	1.0
Professional Services	1.0
Household Durables	1.0
Health Care Equipment & Supplies	0.9
IT Services	0.9
Tobacco	0.8
Software	0.8
Building Products	0.8
Passenger Airlines	0.8
Broadline Retail	0.7

Automobile Components	0.7%
Media	0.6
Health Care Providers & Services	0.5
Multi-Utilities	0.5
Air Freight & Logistics	0.5
Independent Power & Renewable Electricity Producers	0.5
Commercial Services & Supplies	0.5
Household Products	0.5
Construction Materials	0.5
Entertainment	0.4
Life Sciences Tools & Services	0.4
Leisure Products	0.4
Diversified REITs	0.3
Biotechnology	0.3
Real Estate Management & Development	0.3
Interactive Media & Services	0.3
Wireless Telecommunication Services	0.3
Financial Services	0.3
Retail REITs	0.3
Gas Utilities	0.2
Ground Transportation	0.1
Containers & Packaging	0.1
Paper & Forest Products	0.1
Consumer Finance	0.1
Industrial REITs	0.1
Communications Equipment	0.1
Transportation Infrastructure	0.1
U.S. Treasury Obligation	0.0	*
Residential REITs	0.0	*
Marine Transportation	0.0	*
Office REITs	0.0	*

	100.0
Liabilities in excess of other assets	(0.0	)*

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$112,233	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(28,272)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$112,233

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$4,778,025

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$18,546,683	$(18,546,683)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value, including securities on loan of $18,546,683:
Unaffiliated investments (cost $1,098,468,707)	$1,197,581,961
Affiliated investments (cost $36,826,117)	36,826,117
Foreign currency, at value (cost $3,774,479)	3,763,074
Receivable for investments sold	18,950,901
Tax reclaim receivable	17,075,136
Dividends and interest receivable	2,617,959
Receivable for Portfolio shares sold	1,716,895
Due from broker-variation margin futures	168,245
Receivable from affiliate	60,949
Prepaid expenses and other assets	32,858

Total Assets	1,278,794,095

LIABILITIES
Payable to broker for collateral for securities on loan	19,049,098
Payable for investments purchased	18,862,998
Payable to affiliate	6,089,707
Accrued expenses and other liabilities	285,451
Management fee payable	265,775
Payable for Portfolio shares purchased	218,959
Distribution fee payable	33,335
Trustees’ fees payable	2,547
Payable to custodian	1,143
Affiliated transfer agent fee payable	707

Total Liabilities	44,809,720

NET ASSETS	$1,233,984,375

Net assets were comprised of:
Partners’ Equity	$1,233,984,375

Net asset value and redemption price per share, $1,233,984,375 / 51,229,813 outstanding shares of beneficial interest	$24.09

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,600,332 foreign withholding tax, of which $995,642 is reimbursable by an affiliate)	$24,233,726
Affiliated dividend income	42,124
Income from securities lending, net (including affiliated income of $8,517)	14,097
Interest income	6,189

Total income	24,296,136

EXPENSES
Management fee	3,426,492
Distribution fee	1,161,600
Professional fees	155,441
Custodian and accounting fees	144,038
Audit fee	14,628
Trustees’ fees	13,586
Shareholders’ reports	4,508
Transfer agent’s fees and expenses (including affiliated expense of $4,010)	4,010
Miscellaneous	27,681

Total expenses	4,951,984
Less: Fee waiver and/or expense reimbursement	(319,858)

Net expenses	4,632,126

NET INVESTMENT INCOME (LOSS)	19,664,010

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $6,862) (net of foreign capital gains taxes $(51,999))	20,881,022
Futures transactions	(28,272)
Foreign currency transactions	(646,186)

20,206,564

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,252)) (net of change in foreign capital gains taxes $77,574)	59,444,820
Futures	112,233
Foreign currencies	225,533

59,782,586

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	79,989,150

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,653,160

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$19,664,010	$2,305,174
Net realized gain (loss) on investment and foreign currency transactions	20,206,564	(22,243,197)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	59,782,586	(198,315,560)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	99,653,160	(218,253,583)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,204,055 and 6,246,731 shares, respectively]	28,213,563	140,640,329
Portfolio shares issued in merger [32,436,795 and 0 shares, respectively]	731,774,104	—
Portfolio shares purchased [3,493,919 and 10,540,228 shares, respectively]	(81,583,966)	(236,078,598)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	678,403,701	(95,438,269)

TOTAL INCREASE (DECREASE)	778,056,861	(313,691,852)
NET ASSETS:
Beginning of period	455,927,514	769,619,366

End of period	$1,233,984,375	$455,927,514

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$21.63		$30.33	$26.96	$20.53	$15.54		$17.93

Income (Loss) From Investment Operations:
Net investment income (loss)	0.50		0.10	0.03	(0.01)	0.11		0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.96		(8.80)	3.34	6.44	4.88		(2.54)

Total from investment operations	2.46		(8.70)	3.37	6.43	4.99		(2.41)

Capital Contributions	—		—	—	—	—	(b)(c)(d)	0.02	(c)

Net Asset Value, end of period	$24.09		$21.63	$30.33	$26.96	$20.53		$15.54

Total Return(e)	11.33%		(28.68)%	12.50%	31.32%	32.11	%(f)	(13.33	)%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,234		$456	$770	$2,185	$2,207		$1,776
Average net assets (in millions)	$937		$548	$1,393	$1,944	$2,082		$2,412
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.00	%(i)	1.06%	1.07%	1.09%	1.08%		1.08%
Expenses before waivers and/or expense reimbursement	1.07	%(i)	1.15%	1.10%	1.11%	1.10%		1.09%
Net investment income (loss)	4.23	%(i)	0.42%	0.11%	(0.03)%	0.61%		0.70%
Portfolio turnover rate(j)	90%		64%	27%	57%	29%		38%
(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (13.44)%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST LARGE-CAP CORE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 96.5%
Aerospace & Defense — 2.2%
Howmet Aerospace, Inc.	67,007	$3,320,867
Lockheed Martin Corp.	2,079	957,130
Northrop Grumman Corp.	4,780	2,178,724
Raytheon Technologies Corp.	16,900	1,655,524
Textron, Inc.	4,700	317,861

		8,430,106

Air Freight & Logistics — 0.3%
FedEx Corp.	4,436	1,099,684

Automobile Components — 0.3%
BorgWarner, Inc.	20,600	1,007,546

Automobiles — 1.4%
Ford Motor Co.	33,703	509,926
General Motors Co.	38,400	1,480,704
Tesla, Inc.*	13,366	3,498,818

		5,489,448

Banks — 3.2%
Bank of America Corp.	75,734	2,172,809
Citigroup, Inc.	31,360	1,443,814
Citizens Financial Group, Inc.	13,350	348,168
CNB Financial Corp.	3,166	55,880
JPMorgan Chase & Co.	26,594	3,867,831
Truist Financial Corp.	17,321	525,692
U.S. Bancorp	11,397	376,557
Wells Fargo & Co.	81,684	3,486,273

		12,277,024

Beverages — 2.4%
Coca-Cola Co. (The)	70,955	4,272,910
Diageo PLC (United Kingdom)	30,302	1,302,713
PepsiCo, Inc.	11,672	2,161,888
Pernod Ricard SA (France)	6,645	1,468,377

		9,205,888

Biotechnology — 2.9%
AbbVie, Inc.	29,561	3,982,754
Amgen, Inc.	800	177,616
Biogen, Inc.*	3,369	959,660
Gilead Sciences, Inc.	9,031	696,019
Regeneron Pharmaceuticals, Inc.*	2,630	1,889,760
Vertex Pharmaceuticals, Inc.*	9,928	3,493,762

		11,199,571

Broadline Retail — 2.6%
Amazon.com, Inc.*	76,740	10,003,826

Building Products — 1.1%
Johnson Controls International PLC	32,352	2,204,465
Masco Corp.	18,692	1,072,547
Trane Technologies PLC	5,641	1,078,898

		4,355,910

Capital Markets — 3.0%
Ameriprise Financial, Inc.	4,009	1,331,629
Bank of New York Mellon Corp. (The)	25,427	1,132,010
BGC Partners, Inc. (Class A Stock)	19,000	84,170

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Charles Schwab Corp. (The)	11,872	$672,905
Goldman Sachs Group, Inc. (The)	6,156	1,985,556
LPL Financial Holdings, Inc.	1,900	413,117
Morgan Stanley	24,669	2,106,733
Nasdaq, Inc.	25,073	1,249,889
S&P Global, Inc.	5,056	2,026,900
State Street Corp.	5,300	387,854
Virtu Financial, Inc. (Class A Stock)	26,300	449,467

		11,840,230

Chemicals — 1.6%
DuPont de Nemours, Inc.	18,962	1,354,645
Eastman Chemical Co.	8,831	739,331
Ecovyst, Inc.*	5,400	61,884
International Flavors & Fragrances, Inc.	3,543	281,987
Linde PLC	2,632	1,003,003
LyondellBasell Industries NV (Class A Stock)	3,041	279,255
PPG Industries, Inc.	17,206	2,551,650

		6,271,755

Commercial Services & Supplies — 0.2%
Waste Management, Inc.	3,606	625,353

Communications Equipment — 0.6%
Cisco Systems, Inc.	40,776	2,109,750
Extreme Networks, Inc.*	12,400	323,020

		2,432,770

Construction & Engineering — 0.0%
Sterling Infrastructure, Inc.*	2,900	161,820

Construction Materials — 0.3%
Martin Marietta Materials, Inc.	800	369,352
Vulcan Materials Co.	3,420	771,005

		1,140,357

Consumer Finance — 0.4%
American Express Co.	9,531	1,660,300
Bread Financial Holdings, Inc.	2,500	78,475

		1,738,775

Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	2,943	1,584,453
Dollar General Corp.	9,272	1,574,200
Kroger Co. (The)	9,390	441,330
Target Corp.	10,109	1,333,377
Walmart, Inc.	300	47,154

		4,980,514

Containers & Packaging — 0.3%
Crown Holdings, Inc.(a)	11,271	979,112
Westrock Co.	11,710	340,409

		1,319,521

Distributors — 0.4%
Genuine Parts Co.	2,700	456,921
LKQ Corp.	21,950	1,279,027

		1,735,948

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified Consumer Services — 0.0%
Frontdoor, Inc.*	2,800	$89,320

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	72,177	1,151,223
Verizon Communications, Inc.	23,769	883,969

		2,035,192

Electric Utilities — 1.4%
NextEra Energy, Inc.	37,322	2,769,292
NRG Energy, Inc.	13,500	504,765
PG&E Corp.*	84,538	1,460,817
Xcel Energy, Inc.	12,570	781,477

		5,516,351

Electrical Equipment — 1.4%
Acuity Brands, Inc.	1,500	244,620
AMETEK, Inc.	8,170	1,322,560
Eaton Corp. PLC	16,911	3,400,802
Emerson Electric Co.	2,100	189,819
Vertiv Holdings Co.	17,800	440,906

		5,598,707

Electronic Equipment, Instruments & Components — 0.4%
TE Connectivity Ltd.	10,119	1,418,279

Energy Equipment & Services — 0.6%
Baker Hughes Co.	68,425	2,162,914
Halliburton Co.	1,586	52,322
U.S. Silica Holdings, Inc.*	13,600	164,968

		2,380,204

Entertainment — 1.2%
Electronic Arts, Inc.	17,668	2,291,540
Netflix, Inc.*	5,100	2,246,499

		4,538,039

Financial Services — 4.4%
Berkshire Hathaway, Inc. (Class B Stock)*	3,226	1,100,066
Cannae Holdings, Inc.*	10,600	214,226
Fidelity National Information Services, Inc.	19,000	1,039,300
Fiserv, Inc.*	14,420	1,819,083
FleetCor Technologies, Inc.*	700	175,756
Mastercard, Inc. (Class A Stock)	17,623	6,931,126
PayPal Holdings, Inc.*	19,100	1,274,543
Visa, Inc. (Class A Stock)(a)	19,728	4,685,005

		17,239,105

Food Products — 1.3%
Archer-Daniels-Midland Co.	9,777	738,750
Bunge Ltd.	536	50,572
Hershey Co. (The)	4,200	1,048,740
Lamb Weston Holdings, Inc.	10,600	1,218,470
Mondelez International, Inc. (Class A Stock)	26,980	1,967,921

		5,024,453

Gas Utilities — 0.2%
UGI Corp.	26,850	724,145

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation — 1.0%
Canadian Pacific Kansas City Ltd. (Canada)(a)	11,528	$931,117
Norfolk Southern Corp.	6,662	1,510,675
Uber Technologies, Inc.*	31,682	1,367,712

		3,809,504

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	12,039	1,312,492
Baxter International, Inc.	23,558	1,073,302
Becton, Dickinson & Co.	6,867	1,812,957
Boston Scientific Corp.*	17,300	935,757
Dexcom, Inc.*	1,300	167,063
Enovis Corp.*	1,100	70,532
Hologic, Inc.*	5,500	445,335
Insulet Corp.*	1,900	547,846
Intuitive Surgical, Inc.*	3,100	1,060,014
Medtronic PLC	24,599	2,167,172
Stryker Corp.	600	183,054
Zimmer Biomet Holdings, Inc.	5,850	851,760

		10,627,284

Health Care Providers & Services — 2.7%
Cardinal Health, Inc.(a)	14,000	1,323,980
Centene Corp.*	5,045	340,285
Cigna Group (The)	10,335	2,900,001
CVS Health Corp.	18,657	1,289,758
Elevance Health, Inc.	1,012	449,622
Humana, Inc.	600	268,278
UnitedHealth Group, Inc.	8,559	4,113,798

		10,685,722

Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.*	70	189,023
Chipotle Mexican Grill, Inc.*	420	898,380
Darden Restaurants, Inc.(a)	7,200	1,202,976
DoorDash, Inc. (Class A Stock)*	4,500	343,890
Hilton Worldwide Holdings, Inc.	2,838	413,071
Marriott International, Inc. (Class A Stock)	7,916	1,454,090
McDonald’s Corp.	7,552	2,253,592
Starbucks Corp.	10,050	995,553

		7,750,575

Household Products — 1.4%
Colgate-Palmolive Co.	31,753	2,446,251
Energizer Holdings, Inc.	3,700	124,246
Kimberly-Clark Corp.	8,304	1,146,450
Procter & Gamble Co. (The)	10,523	1,596,760

		5,313,707

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	24,311	503,967

Industrial Conglomerates — 1.6%
3M Co.	12,350	1,236,112
General Electric Co.	14,200	1,559,870
Honeywell International, Inc.	15,706	3,258,995

		6,054,977

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Industrial REITs — 0.5%
Prologis, Inc.	15,407	$1,889,360

Insurance — 1.6%
American International Group, Inc.	6,333	364,401
Aon PLC (Class A Stock)	2,032	701,446
Chubb Ltd.	6,028	1,160,752
MetLife, Inc.	23,600	1,334,108
Progressive Corp. (The)	10,355	1,370,691
Willis Towers Watson PLC	4,967	1,169,729

		6,101,127

Interactive Media & Services — 5.7%
Alphabet, Inc. (Class A Stock)*	99,701	11,934,210
Alphabet, Inc. (Class C Stock)*	31,799	3,846,725
Cargurus, Inc.*	3,000	67,890
Meta Platforms, Inc. (Class A Stock)*	22,059	6,330,492

		22,179,317

IT Services — 0.9%
Accenture PLC (Class A Stock)	6,037	1,862,898
Amdocs Ltd.	13,204	1,305,215
International Business Machines Corp.	2,373	317,531

		3,485,644

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	10,308	1,239,537
Danaher Corp.	3,419	820,560
ICON PLC*	7,239	1,811,198
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	21,915	272,403
Thermo Fisher Scientific, Inc.	3,226	1,683,166

		5,826,864

Machinery — 1.4%
AGCO Corp.	300	39,426
Allison Transmission Holdings, Inc.	2,900	163,734
Caterpillar, Inc.	1,350	332,168
Deere & Co.	7,455	3,020,691
Fortive Corp.	15,003	1,121,774
PACCAR, Inc.	3,091	258,562
Terex Corp.	9,000	538,470
Wabash National Corp.	3,000	76,920

		5,551,745

Media — 0.7%
Cable One, Inc.	962	632,111
Comcast Corp. (Class A Stock)	48,886	2,031,213
Integral Ad Science Holding Corp.*	3,600	64,728

		2,728,052

Metals & Mining — 0.0%
Steel Dynamics, Inc.	603	65,685
United States Steel Corp.	2,300	57,523

		123,208

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
MFA Financial, Inc.	8,700	97,788

Multi-Utilities — 0.1%
Sempra Energy	2,100	305,739

	Shares	Value

COMMON STOCKS (continued)
Office REITs — 0.0%
Hudson Pacific Properties, Inc.	33,300	$140,526

Oil, Gas & Consumable Fuels — 3.0%
ConocoPhillips	43,845	4,542,780
Exxon Mobil Corp.	24,942	2,675,030
Marathon Petroleum Corp.	8,697	1,014,070
Peabody Energy Corp.	13,300	288,078
Phillips 66	6,500	619,970
Pioneer Natural Resources Co.	7,859	1,628,228
Valero Energy Corp.	7,800	914,940

		11,683,096

Passenger Airlines — 0.4%
Alaska Air Group, Inc.*	5,650	300,467
Delta Air Lines, Inc.*	10,800	513,432
United Airlines Holdings, Inc.*	16,800	921,816

		1,735,715

Personal Care Products — 0.2%
elf Beauty, Inc.*	1,700	194,191
Kenvue, Inc.*(a)	19,867	524,886

		719,077

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	53,442	3,417,616
Eli Lilly & Co.	4,697	2,202,799
Johnson & Johnson	26,248	4,344,569
Merck & Co., Inc.	28,759	3,318,501
Pfizer, Inc.	23,089	846,905
Zoetis, Inc.	6,583	1,133,658

		15,264,048

Residential REITs — 0.0%
Equity Residential	1,100	72,567

Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc.*	6,211	707,495
Analog Devices, Inc.	9,563	1,862,968
Applied Materials, Inc.	9,911	1,432,536
ASML Holding NV (Netherlands) (XAMS)	1,220	884,901
ASML Holding NV (Netherlands) (XNGS)	463	335,559
Axcelis Technologies, Inc.*	3,100	568,323
Broadcom, Inc.	1,452	1,259,508
First Solar, Inc.*	2,700	513,243
Lam Research Corp.	300	192,858
NVIDIA Corp.	25,443	10,762,898
NXP Semiconductors NV (China)	21,430	4,386,292
Photronics, Inc.*	24,750	638,303
Skyworks Solutions, Inc.	2,700	298,863
Texas Instruments, Inc.	9,733	1,752,135

		25,595,882

Software — 11.7%
Adobe, Inc.*	8,435	4,124,631
Appfolio, Inc. (Class A Stock)*	900	154,926
Check Point Software Technologies Ltd. (Israel)*	12,723	1,598,263
Dynatrace, Inc.*	16,600	854,402

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Intuit, Inc.	2,101	$962,657
Microsoft Corp.	93,499	31,840,150
NCR Corp.*	21,100	531,720
Oracle Corp.	13,933	1,659,281
Palo Alto Networks, Inc.*	1,000	255,510
Salesforce, Inc.*	10,285	2,172,809
ServiceNow, Inc.*	1,200	674,364
Teradata Corp.*	9,500	507,395
Workday, Inc. (Class A Stock)*	1,700	384,013

		45,720,121

Specialized REITs — 1.4%
American Tower Corp.	9,679	1,877,145
Equinix, Inc.	1,906	1,494,190
Iron Mountain, Inc.	9,500	539,790
Public Storage	2,200	642,136
Rayonier, Inc.	22,407	703,580
Weyerhaeuser Co.	10,675	357,719

		5,614,560

Specialty Retail — 1.8%
Duluth Holdings, Inc. (Class B Stock)*(a)	38,103	239,287
Home Depot, Inc. (The)	6,025	1,871,606
Lowe’s Cos., Inc.	11,132	2,512,492
TJX Cos., Inc. (The)	9,390	796,178
Tractor Supply Co.(a)	4,185	925,304
Ulta Beauty, Inc.*	1,200	564,714

		6,909,581

Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	123,426	23,940,941
Hewlett Packard Enterprise Co.	80,600	1,354,080
Seagate Technology Holdings PLC	3,762	232,755

		25,527,776

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.*	1,900	719,150
LVMH Moet Hennessy Louis Vuitton SE (France)	1,636	1,542,605

		2,261,755

Trading Companies & Distributors — 0.2%
Veritiv Corp.	1,850	232,379
W.W. Grainger, Inc.	450	354,865

		587,244

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	31,400	258,422
T-Mobile US, Inc.*	5,200	722,280

		980,702

TOTAL COMMON STOCKS (cost $341,600,070)		375,727,071

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.5%
iShares Core S&P 500 ETF	12,784	5,697,956
SPDR S&P 500 ETF Trust	5,668	2,512,511

	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
Vanguard Dividend Appreciation ETF	10,455	$1,698,206

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $9,745,395)		9,908,673

TOTAL LONG-TERM INVESTMENTS (cost $351,345,465)		385,635,744

SHORT-TERM INVESTMENTS — 3.7%
AFFILIATED MUTUAL FUNDS — 3.7%
PGIM Core Government Money Market Fund(wi)	4,008,865	4,008,865
PGIM Institutional Money Market Fund (cost $10,384,811; includes $10,336,897 of cash collateral for securities on loan)(b)(wi)	10,391,362	10,384,088

TOTAL AFFILIATED MUTUAL FUNDS (cost $14,393,676)		14,392,953

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
5.098%	09/14/23	150	148,432

(cost $148,427)

TOTAL SHORT-TERM INVESTMENTS (cost $14,542,103)			14,541,385

TOTAL INVESTMENTS—102.7% (cost $365,887,568)			400,177,129

Liabilities in excess of other assets(z) — (2.7)%			(10,654,961)

NET ASSETS — 100.0%			$389,522,168

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,232,972; cash collateral of $10,336,897 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
9	S&P 500 E-Mini Index	Sep. 2023	$2,019,713	$62,384

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$148,432

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,430,106	$—	$—
Air Freight & Logistics	1,099,684	—	—
Automobile Components	1,007,546	—	—
Automobiles	5,489,448	—	—
Banks	12,277,024	—	—
Beverages	6,434,798	2,771,090	—
Biotechnology	11,199,571	—	—
Broadline Retail	10,003,826	—	—
Building Products	4,355,910	—	—
Capital Markets	11,840,230	—	—
Chemicals	6,271,755	—	—
Commercial Services & Supplies	625,353	—	—
Communications Equipment	2,432,770	—	—
Construction & Engineering	161,820	—	—
Construction Materials	1,140,357	—	—
Consumer Finance	1,738,775	—	—
Consumer Staples Distribution & Retail	4,980,514	—	—
Containers & Packaging	1,319,521	—	—
Distributors	1,735,948	—	—
Diversified Consumer Services	89,320	—	—
Diversified Telecommunication Services	2,035,192	—	—
Electric Utilities	5,516,351	—	—
Electrical Equipment	5,598,707	—	—
Electronic Equipment, Instruments & Components	1,418,279	—	—
Energy Equipment & Services	2,380,204	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Entertainment	$4,538,039	$—	$—
Financial Services	17,239,105	—	—
Food Products	5,024,453	—	—
Gas Utilities	724,145	—	—
Ground Transportation	3,809,504	—	—
Health Care Equipment & Supplies	10,627,284	—	—
Health Care Providers & Services	10,685,722	—	—
Hotels, Restaurants & Leisure	7,750,575	—	—
Household Products	5,313,707	—	—
Independent Power & Renewable Electricity Producers	503,967	—	—
Industrial Conglomerates	6,054,977	—	—
Industrial REITs	1,889,360	—	—
Insurance	6,101,127	—	—
Interactive Media & Services	22,179,317	—	—
IT Services	3,485,644	—	—
Life Sciences Tools & Services	5,826,864	—	—
Machinery	5,551,745	—	—
Media	2,728,052	—	—
Metals & Mining	123,208	—	—
Mortgage Real Estate Investment Trusts (REITs)	97,788	—	—
Multi-Utilities.	305,739	—	—
Office REITs	140,526	—	—
Oil, Gas & Consumable Fuels	11,683,096	—	—
Passenger Airlines	1,735,715	—	—
Personal Care Products	719,077	—	—
Pharmaceuticals	15,264,048	—	—
Residential REITs	72,567	—	—
Semiconductors & Semiconductor Equipment	24,710,981	884,901	—
Software	45,720,121	—	—
Specialized REITs	5,614,560	—	—
Specialty Retail	6,909,581	—	—
Technology Hardware, Storage & Peripherals	25,527,776	—	—
Textiles, Apparel & Luxury Goods	719,150	1,542,605	—
Trading Companies & Distributors	587,244	—	—
Wireless Telecommunication Services	980,702	—	—
Unaffiliated Exchange-Traded Funds	9,908,673	—	—
Short-Term Investments
Affiliated Mutual Funds	14,392,953	—	—
U.S. Treasury Obligation	—	148,432	—

Total	$394,830,101	$5,347,028	$—

Other Financial Instruments*
Assets
Futures Contracts	$62,384	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Software	11.7%
Semiconductors & Semiconductor Equipment	6.6
Technology Hardware, Storage & Peripherals	6.6
Interactive Media & Services	5.7
Financial Services	4.4
Pharmaceuticals	3.9
Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	3.7
Banks	3.2
Capital Markets	3.0
Oil, Gas & Consumable Fuels	3.0
Biotechnology	2.9
Health Care Providers & Services	2.7
Health Care Equipment & Supplies	2.7
Broadline Retail	2.6
Unaffiliated Exchange-Traded Funds	2.5
Beverages	2.4
Aerospace & Defense	2.2
Hotels, Restaurants & Leisure	2.0
Specialty Retail	1.8
Chemicals	1.6
Insurance	1.6
Industrial Conglomerates	1.6
Life Sciences Tools & Services	1.5
Specialized REITs	1.4
Electrical Equipment	1.4
Machinery	1.4
Electric Utilities	1.4
Automobiles	1.4
Household Products	1.4
Food Products	1.3
Consumer Staples Distribution & Retail	1.3
Entertainment	1.2
Building Products	1.1
Ground Transportation	1.0

IT Services	0.9%
Media	0.7
Communications Equipment	0.6
Energy Equipment & Services	0.6
Textiles, Apparel & Luxury Goods	0.6
Diversified Telecommunication Services	0.5
Industrial REITs	0.5
Consumer Finance	0.4
Distributors	0.4
Passenger Airlines	0.4
Electronic Equipment, Instruments & Components	0.4
Containers & Packaging	0.3
Construction Materials	0.3
Air Freight & Logistics	0.3
Automobile Components	0.3
Wireless Telecommunication Services	0.3
Gas Utilities	0.2
Personal Care Products	0.2
Commercial Services & Supplies	0.2
Trading Companies & Distributors	0.2
Independent Power & Renewable Electricity Producers	0.1
Multi-Utilities	0.1
Construction & Engineering	0.0	*
U.S. Treasury Obligation	0.0	*
Office REITs	0.0	*
Metals & Mining	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Diversified Consumer Services	0.0	*
Residential REITs	0.0	*

	102.7
Liabilities in excess of other assets	(2.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$62,384	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$294,115

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$85,539

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$2,672,925

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$10,232,972	$(10,232,972)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $10,232,972:
Unaffiliated investments (cost $351,493,892)	$385,784,176
Affiliated investments (cost $14,393,676)	14,392,953
Receivable for investments sold	1,443,112
Dividends and interest receivable	291,304
Tax reclaim receivable	183,128
Due from broker-variation margin futures	23,625
Receivable from affiliate	165
Prepaid expenses and other assets	2,098

Total Assets	402,120,561

LIABILITIES
Payable to broker for collateral for securities on loan	10,336,897
Payable for investments purchased	1,822,901
Payable for Portfolio shares purchased	177,130
Accrued expenses and other liabilities	138,773
Management fee payable	65,105
Payable to affiliate	46,393
Distribution fee payable	10,487
Affiliated transfer agent fee payable	707

Total Liabilities	12,598,393

NET ASSETS	$389,522,168

Net assets were comprised of:
Partners’ Equity	$389,522,168

Net asset value and redemption price per share, $389,522,168 / 13,341,766 outstanding shares of beneficial interest	$29.20

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $86,977 foreign withholding tax, of which $64,886 is reimbursable by an affiliate)	$2,997,717
Affiliated dividend income	11,943
Interest income	11,195
Income from securities lending, net (including affiliated income of $9,787)	9,956

Total income	3,030,811

EXPENSES
Management fee	1,067,639
Distribution fee	459,722
Custodian and accounting fees	67,988
Audit fee	16,712
Professional fees	10,683
Trustees’ fees	7,239
Shareholders’ reports	4,609
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,996
Miscellaneous	17,563

Total expenses	1,656,151
Less: Fee waiver and/or expense reimbursement	(183,332)

Net expenses	1,472,819

NET INVESTMENT INCOME (LOSS)	1,557,992

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,155))	(5,032,818)
Futures transactions	294,115
Foreign currency transactions	1,512

(4,737,191)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,167))	53,608,875
Futures	85,539
Foreign currencies	(80)

53,694,334

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	48,957,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,515,135

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,557,992	$4,062,223
Net realized gain (loss) on investment and foreign currency transactions	(4,737,191)	33,915,881
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	53,694,334	(145,708,870)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	50,515,135	(107,730,766)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [756,439 and 2,874,206 shares, respectively]	20,223,775	79,152,138
Portfolio shares purchased [1,468,506 and 13,208,041 shares, respectively]	(39,555,893)	(362,243,537)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(19,332,118)	(283,091,399)

TOTAL INCREASE (DECREASE)	31,183,017	(390,822,165)
NET ASSETS:
Beginning of period	358,339,151	749,161,316

End of period	$389,522,168	$358,339,151

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$25.50		$30.72	$24.03	$21.62	$17.27		$18.60

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.23	0.16	0.20	0.25		0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.59		(5.45)	6.53	2.21	4.10		(1.52)

Total from investment operations	3.70		(5.22)	6.69	2.41	4.35		(1.33)

Capital Contributions	—		—	—	—	—	(b)(c)	—	(c)(d)

Net Asset Value, end of period	$29.20		$25.50	$30.72	$24.03	$21.62		$17.27

Total Return(e)	14.47%		(16.99)%	27.84%	11.15%	25.19	%(f)	(7.15	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$390		$358	$749	$3,610	$2,113		$2,110
Average net assets (in millions)	$371		$473	$1,854	$2,675	$2,211		$2,535
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.80	%(h)	0.80%	0.80%	0.81%	0.81%		0.81%
Expenses before waivers and/or expense reimbursement	0.90	%(h)	0.89%	0.83%	0.82%	0.83%		0.82%
Net investment income (loss)	0.85	%(h)	0.86%	0.62%	0.96%	1.26%		0.98%
Portfolio turnover rate(i)	30%		58%	48%	127%	93%		82%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 96.6%
Aerospace & Defense — 0.7%
Howmet Aerospace, Inc.	133,052	$6,594,057
Raytheon Technologies Corp.	283,775	27,798,599

		34,392,656

Air Freight & Logistics — 0.5%
United Parcel Service, Inc. (Class B Stock)	135,428	24,275,469

Automobile Components — 0.4%
Aptiv PLC*	156,312	15,957,892
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	77,098	2,962,105

		18,919,997

Automobiles — 1.4%
Rivian Automotive, Inc. (Class A Stock)*(a)	248,414	4,138,577
Tesla, Inc.*	258,097	67,562,052

		71,700,629

Beverages — 0.9%
Monster Beverage Corp.*	820,412	47,124,465

Biotechnology — 1.2%
Legend Biotech Corp., ADR*(a)	78,284	5,403,945
Regeneron Pharmaceuticals, Inc.*	13,130	9,434,430
Vertex Pharmaceuticals, Inc.*	130,444	45,904,548

		60,742,923

Broadline Retail — 6.3%
Amazon.com, Inc.*	2,341,598	305,250,715
Coupang, Inc. (South Korea)*	404,677	7,041,380
MercadoLibre, Inc. (Brazil)*	13,912	16,480,155

		328,772,250

Building Products — 0.2%
Johnson Controls International PLC	166,359	11,335,702

Capital Markets — 1.9%
CME Group, Inc.	41,320	7,656,183
Goldman Sachs Group, Inc. (The)	26,158	8,437,002
Moody’s Corp.	14,931	5,191,807
MSCI, Inc.	40,073	18,805,858
S&P Global, Inc.	124,273	49,819,803
Tradeweb Markets, Inc. (Class A Stock)	118,700	8,128,576

		98,039,229

Chemicals — 1.2%
Air Products & Chemicals, Inc.	45,132	13,518,388
Linde PLC	51,337	19,563,504
Sherwin-Williams Co. (The)	116,033	30,809,082

		63,890,974

Communications Equipment — 0.1%
Arista Networks, Inc.*	49,923	8,090,521

Construction Materials — 0.6%
Martin Marietta Materials, Inc.	11,182	5,162,618

	Shares	Value

COMMON STOCKS (continued)
Construction Materials (cont’d.)
Vulcan Materials Co.	121,718	$27,440,106

		32,602,724

Consumer Finance — 0.2%
American Express Co.	54,680	9,525,256

Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp.	41,043	22,096,730

Electric Utilities — 0.3%
NextEra Energy, Inc.	219,600	16,294,320

Electrical Equipment — 1.4%
AMETEK, Inc.	105,511	17,080,121
Eaton Corp. PLC(a)	225,075	45,262,582
Rockwell Automation, Inc.	28,940	9,534,283

		71,876,986

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	322,618	27,406,399

Energy Equipment & Services — 0.1%
Schlumberger NV	116,092	5,702,439

Entertainment — 2.4%
Electronic Arts, Inc.	69,763	9,048,261
Live Nation Entertainment, Inc.*	26,107	2,378,609
Netflix, Inc.*	179,730	79,169,268
ROBLOX Corp. (Class A Stock)*	126,190	5,085,457
Sea Ltd. (Singapore), ADR*(a)	129,158	7,496,330
Spotify Technology SA*	92,602	14,867,251
Take-Two Interactive Software, Inc.*	38,377	5,647,559

		123,692,735

Financial Services — 7.4%
Adyen NV (Netherlands), 144A*	7,247	12,549,396
Affirm Holdings, Inc.*(a)	122,028	1,870,689
Fiserv, Inc.*	331,602	41,831,593
Global Payments, Inc.	119,725	11,795,307
Mastercard, Inc. (Class A Stock)	303,534	119,379,922
PayPal Holdings, Inc.*	281,419	18,779,090
Visa, Inc. (Class A Stock)(a)	748,575	177,771,591

		383,977,588

Ground Transportation — 1.2%
Canadian Pacific Kansas City Ltd. (Canada)(a)	133,719	10,800,484
Old Dominion Freight Line, Inc.	13,676	5,056,701
Uber Technologies, Inc.*	1,097,097	47,361,677

		63,218,862

Health Care Equipment & Supplies — 5.2%
Abbott Laboratories	54,942	5,989,777
Alcon, Inc. (Switzerland)	308,062	25,294,971
Becton, Dickinson & Co.	108,584	28,667,262
Boston Scientific Corp.*	487,637	26,376,285
Dexcom, Inc.*	277,855	35,707,146
Insulet Corp.*	7,483	2,157,648
Intuitive Surgical, Inc.*	225,344	77,054,127
Penumbra, Inc.*	18,393	6,328,296
STERIS PLC	25,054	5,636,649

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Stryker Corp.	181,056	$55,238,375

		268,450,536

Health Care Providers & Services — 3.3%
Cigna Group (The)	123,881	34,761,008
HCA Healthcare, Inc.	15,388	4,669,950
Humana, Inc.	27,244	12,181,610
UnitedHealth Group, Inc.	247,220	118,823,821

		170,436,389

Health Care Technology — 0.1%
Veeva Systems, Inc. (Class A Stock)*	16,778	3,317,514

Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. (Class A Stock)*	89,096	11,418,543
Booking Holdings, Inc.*	6,490	17,525,142
Chipotle Mexican Grill, Inc.*	12,647	27,051,933
Hilton Worldwide Holdings, Inc.	98,626	14,355,014
Las Vegas Sands Corp.*	106,000	6,148,000
Marriott International, Inc. (Class A Stock)	56,874	10,447,185
McDonald’s Corp.	24,405	7,282,696

		94,228,513

Household Products — 0.1%
Colgate-Palmolive Co.	97,154	7,484,744

Insurance — 1.0%
Aon PLC (Class A Stock)	57,719	19,924,599
Arthur J. Gallagher & Co.	38,072	8,359,469
Marsh & McLennan Cos., Inc.	128,100	24,093,048

		52,377,116

Interactive Media & Services — 7.2%
Alphabet, Inc. (Class A Stock)*	1,418,297	169,770,151
Alphabet, Inc. (Class C Stock)*	338,526	40,951,490
IAC, Inc.*	62,354	3,915,831
Meta Platforms, Inc. (Class A Stock)*	553,942	158,970,275

		373,607,747

IT Services — 0.7%
Gartner, Inc.*	26,316	9,218,758
MongoDB, Inc.*	33,577	13,799,811
Snowflake, Inc. (Class A Stock)*(a)	83,241	14,648,751

		37,667,320

Leisure Products — 0.1%
Peloton Interactive, Inc. (Class A Stock)*	474,919	3,652,127

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	13,120	1,577,680
Danaher Corp.	16,454	3,948,960
ICON PLC*	16,997	4,252,650
Thermo Fisher Scientific, Inc.	77,363	40,364,145

		50,143,435

Machinery — 0.4%
Caterpillar, Inc.	7,815	1,922,881

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Ingersoll Rand, Inc.	260,701	$17,039,417

		18,962,298

Media — 0.2%
Trade Desk, Inc. (The) (Class A Stock)*	148,951	11,501,996

Oil, Gas & Consumable Fuels — 0.1%
Hess Corp.	38,149	5,186,357

Personal Care Products — 0.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	164,838	32,370,886
L’Oreal SA (France)	27,939	13,032,876

		45,403,762

Pharmaceuticals — 3.2%
AstraZeneca PLC (United Kingdom), ADR	195,406	13,985,208
Eli Lilly & Co.	195,336	91,608,677
Novo Nordisk A/S (Denmark), ADR	158,875	25,710,741
Zoetis, Inc.	211,989	36,506,626

		167,811,252

Professional Services — 0.6%
Equifax, Inc.(a)	14,282	3,360,555
Paylocity Holding Corp.*	35,023	6,462,794
Verisk Analytics, Inc.	103,728	23,445,640

		33,268,989

Real Estate Management & Development — 0.3%
CoStar Group, Inc.*	187,397	16,678,333

Semiconductors & Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc.*	505,252	57,553,255
Applied Materials, Inc.	70,274	10,157,404
ASML Holding NV (Netherlands)	116,128	84,163,768
Broadcom, Inc.	31,536	27,355,273
Intel Corp.	322,137	10,772,261
KLA Corp.	15,787	7,657,011
Lam Research Corp.	21,963	14,119,134
Marvell Technology, Inc.	140,172	8,379,482
Micron Technology, Inc.	79,226	4,999,953
NVIDIA Corp.	793,825	335,803,852

		560,961,393

Software — 18.8%
Adobe, Inc.*	132,492	64,787,263
Atlassian Corp. (Class A Stock)*(a)	150,909	25,324,039
Autodesk, Inc.*	22,837	4,672,679
Cadence Design Systems, Inc.*	212,492	49,833,624
Crowdstrike Holdings, Inc. (Class A Stock)*	55,772	8,191,234
Dynatrace, Inc.*	186,349	9,591,383
Intuit, Inc.	156,706	71,801,122
Microsoft Corp.	1,578,759	537,630,590
Palo Alto Networks, Inc.*	150,765	38,521,965
Salesforce, Inc.*	277,684	58,663,522
ServiceNow, Inc.*	86,662	48,701,444
Splunk, Inc.*	167,491	17,769,120
Synopsys, Inc.*	36,068	15,704,368

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Unity Software, Inc.*(a)	119,229	$5,176,923
Workday, Inc. (Class A Stock)*	90,763	20,502,454

		976,871,730

Specialized REITs — 0.8%
American Tower Corp.	100,018	19,397,491
Equinix, Inc.	29,085	22,800,895

		42,198,386

Specialty Retail — 1.5%
Home Depot, Inc. (The)	44,036	13,679,343
O’Reilly Automotive, Inc.*	25,345	24,212,079
Ross Stores, Inc.	208,025	23,325,843
TJX Cos., Inc. (The)	138,226	11,720,183
Ulta Beauty, Inc.*	17,350	8,164,823

		81,102,271

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	1,653,445	320,718,727

Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica, Inc.*	64,310	24,341,335
LVMH Moet Hennessy Louis Vuitton SE (France)	46,895	44,217,872
NIKE, Inc. (Class B Stock)	323,012	35,650,835

		104,210,042

Trading Companies & Distributors — 0.8%
W.W. Grainger, Inc.(a)	52,153	41,127,334

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	92,729	12,880,058

TOTAL COMMON STOCKS (cost $3,422,558,945)		5,023,927,223

PREFERRED STOCK — 0.2%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	73,670	9,151,926

(cost $6,947,749)

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.6%
iShares Core S&P 500 ETF	82,159	36,619,088
iShares MSCI USA Quality Factor ETF	119,787	16,155,673
iShares MSCI USA Value Factor ETF	224,604	21,065,609
SPDR Portfolio S&P 500 Growth ETF	477,917	29,157,716
Vanguard Russell 1000 Growth ETF	420,201	29,733,423

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $118,970,596)		132,731,509

TOTAL LONG-TERM INVESTMENTS (cost $3,548,477,290)		5,165,810,658

	Shares	Value

SHORT-TERM INVESTMENTS — 4.9%
AFFILIATED MUTUAL FUNDS — 4.7%
PGIM Core Government Money Market Fund(wi)	22,788,691	$22,788,691
PGIM Institutional Money Market Fund (cost $221,753,922; includes $220,316,104 of cash collateral for securities on loan)(b)(wi)	221,890,105	221,734,782

TOTAL AFFILIATED MUTUAL FUNDS (cost $244,542,613)		244,523,473

UNAFFILIATED FUND — 0.2%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (Institutional Shares)	11,435,310	11,435,310

(cost $11,435,310)

TOTAL SHORT-TERM INVESTMENTS (cost $255,977,923)		255,958,783

TOTAL INVESTMENTS—104.3% (cost $3,804,455,213)		5,421,769,441

Liabilities in excess of other assets — (4.3)%		(223,356,012)

NET ASSETS — 100.0%		$5,198,413,429

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $218,704,674; cash collateral of $220,316,104 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$34,392,656	$—	$—
Air Freight & Logistics	24,275,469	—	—
Automobile Components	18,919,997	—	—
Automobiles	71,700,629	—	—
Beverages	47,124,465	—	—
Biotechnology	60,742,923	—	—
Broadline Retail	328,772,250	—	—
Building Products	11,335,702	—	—
Capital Markets	98,039,229	—	—
Chemicals	63,890,974	—	—
Communications Equipment	8,090,521	—	—
Construction Materials	32,602,724	—	—
Consumer Finance	9,525,256	—	—
Consumer Staples Distribution & Retail	22,096,730	—	—
Electric Utilities	16,294,320	—	—
Electrical Equipment	71,876,986	—	—
Electronic Equipment, Instruments & Components	27,406,399	—	—
Energy Equipment & Services	5,702,439	—	—
Entertainment	123,692,735	—	—
Financial Services	371,428,192	12,549,396	—
Ground Transportation	63,218,862	—	—
Health Care Equipment & Supplies	268,450,536	—	—
Health Care Providers & Services	170,436,389	—	—
Health Care Technology	3,317,514	—	—
Hotels, Restaurants & Leisure	94,228,513	—	—
Household Products	7,484,744	—	—
Insurance	52,377,116	—	—
Interactive Media & Services	373,607,747	—	—
IT Services	37,667,320	—	—
Leisure Products	3,652,127	—	—
Life Sciences Tools & Services	50,143,435	—	—
Machinery	18,962,298	—	—
Media	11,501,996	—	—
Oil, Gas & Consumable Fuels	5,186,357	—	—
Personal Care Products	32,370,886	13,032,876	—
Pharmaceuticals	167,811,252	—	—
Professional Services	33,268,989	—	—
Real Estate Management & Development	16,678,333	—	—
Semiconductors & Semiconductor Equipment	560,961,393	—	—
Software	976,871,730	—	—
Specialized REITs	42,198,386	—	—
Specialty Retail	81,102,271	—	—
Technology Hardware, Storage & Peripherals	320,718,727	—	—
Textiles, Apparel & Luxury Goods	59,992,170	44,217,872	—
Trading Companies & Distributors	41,127,334	—	—
Wireless Telecommunication Services	12,880,058	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Preferred Stock
Automobiles	$—	$9,151,926	$—
Unaffiliated Exchange-Traded Funds	132,731,509	—	—
Short-Term Investments
Affiliated Mutual Funds	244,523,473	—	—
Unaffiliated Fund	11,435,310	—	—

Total	$5,342,817,371	$78,952,070	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Software	18.8%
Semiconductors & Semiconductor Equipment	10.8
Financial Services	7.4
Interactive Media & Services	7.2
Broadline Retail	6.3
Technology Hardware, Storage & Peripherals	6.2
Health Care Equipment & Supplies	5.2
Affiliated Mutual Funds (4.2% represents investments purchased with collateral from securities on loan)	4.7
Health Care Providers & Services	3.3
Pharmaceuticals	3.2
Unaffiliated Exchange-Traded Funds	2.6
Entertainment	2.4
Textiles, Apparel & Luxury Goods	2.0
Capital Markets	1.9
Hotels, Restaurants & Leisure	1.8
Automobiles	1.6
Specialty Retail	1.5
Electrical Equipment	1.4
Chemicals	1.2
Ground Transportation	1.2
Biotechnology	1.2
Insurance	1.0
Life Sciences Tools & Services	1.0
Beverages	0.9
Personal Care Products	0.9
Specialized REITs	0.8
Trading Companies & Distributors	0.8

IT Services	0.7%
Aerospace & Defense	0.7
Professional Services	0.6
Construction Materials	0.6
Electronic Equipment, Instruments & Components	0.5
Air Freight & Logistics	0.5
Consumer Staples Distribution & Retail	0.4
Machinery	0.4
Automobile Components	0.4
Real Estate Management & Development	0.3
Electric Utilities	0.3
Wireless Telecommunication Services	0.2
Media	0.2
Unaffiliated Fund	0.2
Building Products	0.2
Consumer Finance	0.2
Communications Equipment	0.1
Household Products	0.1
Energy Equipment & Services	0.1
Oil, Gas & Consumable Fuels	0.1
Leisure Products	0.1
Health Care Technology	0.1

104.3
Liabilities in excess of other assets	(4.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$218,704,674	$(218,704,674)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $218,704,674:
Unaffiliated investments (cost $3,559,912,600)	$5,177,245,968
Affiliated investments (cost $244,542,613)	244,523,473
Cash	94
Foreign currency, at value (cost $15)	15
Receivable for investments sold	16,747,550
Tax reclaim receivable	3,385,721
Dividends and interest receivable	921,696
Receivable for Portfolio shares sold	332,238
Receivable from affiliate	872
Prepaid expenses and other assets	331,434

Total Assets	5,443,489,061

LIABILITIES
Payable to broker for collateral for securities on loan	220,316,104
Payable for Portfolio shares purchased	13,201,580
Payable for investments purchased	7,811,406
Accrued expenses and other liabilities	1,663,136
Management fee payable	1,254,943
Payable to affiliate	687,688
Distribution fee payable	140,068
Affiliated transfer agent fee payable	707

Total Liabilities	245,075,632

NET ASSETS	$5,198,413,429

Net assets were comprised of:
Partners’ Equity	$5,198,413,429

Net asset value and redemption price per share, $5,198,413,429 / 79,215,588 outstanding shares of beneficial interest	$65.62

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $280,467 foreign withholding tax, of which $93,815 is reimbursable by an affiliate)	$17,296,933
Income from securities lending, net (including affiliated income of $311,753)	311,828
Affiliated dividend income	75,420
Interest income	69,603

Total income	17,753,784

EXPENSES
Management fee	15,382,536
Distribution fee	5,796,328
Custodian and accounting fees	173,258
Trustees’ fees	40,827
Audit fee	32,232
Professional fees	24,046
Shareholders’ reports	9,682
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Miscellaneous	60,743

Total expenses	21,523,649
Less: Fee waiver and/or expense reimbursement	(1,347,531)

Net expenses	20,176,118

NET INVESTMENT INCOME (LOSS)	(2,422,334)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(50,357))	82,443,723
Foreign currency transactions	1,499

82,445,222

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(40,712))	1,151,694,226
Foreign currencies	(271)

1,151,693,955

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,234,139,177

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,231,716,843

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(2,422,334)	$(7,861,818)
Net realized gain (loss) on investment and foreign currency transactions	82,445,222	194,629,234
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,151,693,955	(1,225,684,164)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,231,716,843	(1,038,916,748)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,933,229 and 18,895,176 shares, respectively]	215,336,052	1,023,247,101
Portfolio shares issued in merger [0 and 45,781,535 shares, respectively]	—	2,422,758,807
Portfolio shares purchased [6,689,053 and 19,534,875 shares, respectively]	(385,392,741)	(1,053,196,529)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(170,056,689)	2,392,809,379

TOTAL INCREASE (DECREASE)	1,061,660,154	1,353,892,631
NET ASSETS:
Beginning of period	4,136,753,275	2,782,860,644

End of period	$5,198,413,429	$4,136,753,275

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$50.47		$75.56	$64.52	$46.15	$35.99		$34.65

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.13)	(0.38)	(0.23)	(0.04)		0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	15.18		(24.96)	11.42	18.60	10.20		1.30

Total from investment operations	15.15		(25.09)	11.04	18.37	10.16		1.34

Capital Contributions	—		—	—	—	—	(b)(c)	—	(c)(d)

Net Asset Value, end of period	$65.62		$50.47	$75.56	$64.52	$46.15		$35.99

Total Return(e)	30.02%		(33.21)%	17.11%	39.80%	28.23	%(f)	3.87	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,198		$4,137	$2,783	$3,593	$2,939		$2,373
Average net assets (in millions)	$4,675		$3,503	$3,128	$2,993	$2,768		$2,763
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.87	%(h)	0.87%	0.88%	0.90%	0.90%		0.90%
Expenses before waivers and/or expense reimbursement	0.93	%(h)	0.93%	0.93%	0.94%	0.94%		0.94%
Net investment income (loss)	(0.10	)%(h)	(0.22)%	(0.54)%	(0.44)%	(0.09)%		0.11%
Portfolio turnover rate(i)	14%		64%	16%	42%	28%		33%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 95.5%
Aerospace & Defense — 2.8%
General Dynamics Corp.	123,516	$26,574,467
Huntington Ingalls Industries, Inc.	13,738	3,126,769
L3Harris Technologies, Inc.	88,118	17,250,861
Northrop Grumman Corp.	41,230	18,792,634
Raytheon Technologies Corp.	139,026	13,618,987

		79,363,718

Air Freight & Logistics — 0.7%
FedEx Corp.	63,829	15,823,209
United Parcel Service, Inc. (Class B Stock)	22,408	4,016,634

		19,839,843

Automobile Components — 0.6%
Adient PLC*(a)	60,891	2,333,343
Magna International, Inc. (Canada)	260,457	14,700,193

		17,033,536

Automobiles — 0.6%
General Motors Co.	464,390	17,906,878

Banks — 8.1%
Bank of America Corp.	397,017	11,390,418
Citigroup, Inc.	681,423	31,372,715
Citizens Financial Group, Inc.(a)	405,876	10,585,246
Fifth Third Bancorp	216,482	5,673,993
Huntington Bancshares, Inc.	475,226	5,122,936
JPMorgan Chase & Co.	360,031	52,362,909
M&T Bank Corp.	101,201	12,524,636
New York Community Bancorp, Inc.(a)	863,885	9,710,067
PNC Financial Services Group, Inc. (The)	62,783	7,907,519
Regions Financial Corp.	549,327	9,789,007
Royal Bank of Canada (Canada)	110,320	10,536,091
Truist Financial Corp.	96,732	2,935,816
U.S. Bancorp	680,976	22,499,447
Wells Fargo & Co.	874,364	37,317,856

		229,728,656

Beverages — 1.6%
Coca-Cola Co. (The)	61,895	3,727,317
Diageo PLC (United Kingdom)	308,165	13,248,323
Keurig Dr. Pepper, Inc.	285,373	8,923,614
PepsiCo, Inc.	41,139	7,619,765
Pernod Ricard SA (France)(a)	50,111	11,073,264

		44,592,283

Biotechnology — 0.6%
AbbVie, Inc.	27,679	3,729,192
Gilead Sciences, Inc.	168,707	13,002,248

		16,731,440

Broadline Retail — 0.1%
Kohl’s Corp.(a)	103,014	2,374,473

Building Products — 0.9%
Johnson Controls International PLC	262,454	17,883,615
Masco Corp.	14,423	827,592

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Trane Technologies PLC	33,366	$6,381,581

		25,092,788

Capital Markets — 5.0%
Ares Management Corp. (Class A Stock)	179,473	17,292,223
Bank of New York Mellon Corp. (The)	312,653	13,919,312
BlackRock, Inc.	12,272	8,481,670
Blackstone, Inc.	95,330	8,862,830
Goldman Sachs Group, Inc. (The)	80,463	25,952,536
KKR & Co., Inc.	96,470	5,402,320
Morgan Stanley	322,445	27,536,803
Nasdaq, Inc.	220,531	10,993,470
Raymond James Financial, Inc.(a)	131,519	13,647,727
State Street Corp.	144,376	10,565,436

		142,654,327

Chemicals — 2.4%
Celanese Corp.	50,985	5,904,063
CF Industries Holdings, Inc.	62,683	4,351,454
Corteva, Inc.	53,868	3,086,636
DuPont de Nemours, Inc.	162,296	11,594,426
International Flavors & Fragrances, Inc.	5,206	414,346
LyondellBasell Industries NV (Class A Stock)	105,308	9,670,434
Olin Corp.	128,911	6,624,736
PPG Industries, Inc.	112,259	16,648,010
RPM International, Inc.	32,950	2,956,603
Sherwin-Williams Co. (The)	28,601	7,594,138

		68,844,846

Communications Equipment — 2.0%
Cisco Systems, Inc.	406,031	21,008,044
F5, Inc.*	150,473	22,008,181
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	2,342,242	12,765,219

		55,781,444

Consumer Finance — 0.6%
American Express Co.	85,916	14,966,567
Capital One Financial Corp.	28,504	3,117,483

		18,084,050

Consumer Staples Distribution & Retail — 0.8%
Target Corp.	75,726	9,988,259
Walmart, Inc.	73,615	11,570,806

		21,559,065

Containers & Packaging — 0.2%
International Paper Co.	210,162	6,685,253

Distributors — 0.3%
LKQ Corp.	162,241	9,453,783

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	162,562	6,045,681

Electric Utilities — 3.9%
American Electric Power Co., Inc.	184,469	15,532,290
Duke Energy Corp.	159,442	14,308,325

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Exelon Corp.	520,445	$21,202,929
NextEra Energy, Inc.	135,800	10,076,360
PG&E Corp.*	118,608	2,049,546
PPL Corp.	411,831	10,897,048
Southern Co. (The)	443,422	31,150,396
Xcel Energy, Inc.	96,077	5,973,107

		111,190,001

Electrical Equipment — 1.2%
Eaton Corp. PLC	105,331	21,182,064
Emerson Electric Co.	134,068	12,118,407

		33,300,471

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	472,738	16,564,740
TE Connectivity Ltd.	131,021	18,363,903

		34,928,643

Energy Equipment & Services — 0.7%
Baker Hughes Co.	179,250	5,666,092
Halliburton Co.	102,526	3,382,333
NOV, Inc.	639,218	10,253,057

		19,301,482

Entertainment — 0.4%
Walt Disney Co. (The)*	52,479	4,685,325
Warner Bros Discovery, Inc.*	620,701	7,783,591

		12,468,916

Financial Services — 2.1%
Corebridge Financial, Inc.(a)	130,289	2,300,904
Equitable Holdings, Inc.	699,299	18,992,961
Euronet Worldwide, Inc.*(a)	81,490	9,564,481
Fidelity National Information Services, Inc.	260,964	14,274,731
Fiserv, Inc.*	105,411	13,297,597

		58,430,674

Food Products — 1.9%
Archer-Daniels-Midland Co.	155,006	11,712,253
Conagra Brands, Inc.(a)	255,100	8,601,972
Kellogg Co.	147,851	9,965,158
Mondelez International, Inc. (Class A Stock)	104,371	7,612,821
Nestle SA	114,494	13,772,667
Tyson Foods, Inc. (Class A Stock)	69,400	3,542,176

		55,207,047

Gas Utilities — 0.4%
Atmos Energy Corp.(a)	100,219	11,659,478

Ground Transportation — 1.4%
Canadian National Railway Co. (Canada) (NYSE)(a)	40,433	4,895,223
Canadian National Railway Co. (Canada) (TSX)	71,551	8,664,436
Norfolk Southern Corp.	21,700	4,920,692

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation (cont’d.)
Union Pacific Corp.	105,833	$21,655,549

		40,135,900

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	110,473	12,043,767
Baxter International, Inc.	122,400	5,576,544
Becton, Dickinson & Co.(a)	98,932	26,119,037
Boston Scientific Corp.*	155,438	8,407,641
GE HealthCare Technologies, Inc.	65,642	5,332,756
Medtronic PLC	339,929	29,947,745
Zimmer Biomet Holdings, Inc.	103,220	15,028,832

		102,456,322

Health Care Providers & Services — 4.6%
Cigna Group (The)	130,148	36,519,529
CVS Health Corp.	260,404	18,001,728
Elevance Health, Inc.	89,441	39,737,742
HCA Healthcare, Inc.	29,577	8,976,028
McKesson Corp.	33,123	14,153,789
UnitedHealth Group, Inc.	30,512	14,665,288

		132,054,104

Health Care REITs — 0.4%
Welltower, Inc.(a)	131,662	10,650,139

Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	522,525	8,794,096

Hotels, Restaurants & Leisure — 0.6%
Booking Holdings, Inc.*	1,073	2,897,454
Las Vegas Sands Corp.*	58,223	3,376,934
Marriott International, Inc. (Class A Stock)	61,673	11,328,713

		17,603,101

Household Durables — 0.3%
Lennar Corp. (Class A Stock)	74,027	9,276,323

Household Products — 1.0%
Colgate-Palmolive Co.	52,400	4,036,896
Kimberly-Clark Corp.	141,871	19,586,710
Reckitt Benckiser Group PLC (United Kingdom)	61,437	4,617,044

		28,240,650

Industrial Conglomerates — 2.3%
General Electric Co.	197,919	21,741,402
Honeywell International, Inc.	115,849	24,038,668
Siemens AG (Germany)	83,779	13,966,031
Siemens AG (Germany), ADR	64,992	5,420,983

		65,167,084

Industrial REITs — 0.5%
Prologis, Inc.	113,598	13,930,523

Insurance — 6.6%
American International Group, Inc.	759,518	43,702,666
Aon PLC (Class A Stock)	64,037	22,105,573
Chubb Ltd.	199,445	38,405,129
Hartford Financial Services Group, Inc. (The)	248,802	17,918,720

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.	108,994	$20,499,592
MetLife, Inc.	253,619	14,337,082
Progressive Corp. (The)	142,936	18,920,438
Travelers Cos., Inc. (The)	73,855	12,825,659

		188,714,859

Interactive Media & Services — 0.4%
Alphabet, Inc. (Class A Stock)*	100,963	12,085,271

IT Services — 1.1%
Accenture PLC (Class A Stock)	64,134	19,790,470
Amdocs Ltd.	118,583	11,721,929

		31,512,399

Life Sciences Tools & Services — 0.6%
Danaher Corp.	20,578	4,938,720
Thermo Fisher Scientific, Inc.	20,691	10,795,529

		15,734,249

Machinery — 2.3%
CNH Industrial NV (United Kingdom)(a)	441,299	6,354,705
Cummins, Inc.	72,251	17,713,055
Illinois Tool Works, Inc.	56,892	14,232,103
Otis Worldwide Corp.	31,612	2,813,784
PACCAR, Inc.	139,315	11,653,700
Stanley Black & Decker, Inc.(a)	133,727	12,531,557

		65,298,904

Media — 2.4%
Charter Communications, Inc. (Class A Stock)*	22,742	8,354,729
Comcast Corp. (Class A Stock)	1,141,670	47,436,388
News Corp. (Class A Stock)	404,361	7,885,040
Paramount Global (Class B Stock)(a)	190,932	3,037,728

		66,713,885

Metals & Mining — 0.5%
Barrick Gold Corp. (Canada)(a)	303,184	5,132,905
Rio Tinto PLC (Australia), ADR(a)	148,852	9,502,712

		14,635,617

Multi-Utilities — 1.5%
Ameren Corp.	59,883	4,890,645
Dominion Energy, Inc.	336,340	17,419,048
Sempra Energy	133,944	19,500,907

		41,810,600

Oil, Gas & Consumable Fuels — 7.1%
APA Corp.	494,926	16,911,621
ConocoPhillips	439,841	45,571,926
Coterra Energy, Inc.	464,839	11,760,427
EOG Resources, Inc.	245,790	28,128,208
EQT Corp.	68,600	2,821,518
Exxon Mobil Corp.	70,817	7,595,123
Marathon Oil Corp.	423,420	9,747,128
Murphy Oil Corp.(a)	132,957	5,092,253
Ovintiv, Inc.(a)	161,767	6,158,470
Phillips 66	89,295	8,516,957
Pioneer Natural Resources Co.	57,160	11,842,409

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Shell PLC (Netherlands), ADR	185,583	$11,205,502
Suncor Energy, Inc. (Canada)(a)	295,586	8,666,581
TC Energy Corp. (Canada) (NYSE)(a)	133,585	5,398,170
TC Energy Corp. (Canada) (TSX)	211,479	8,546,960
TotalEnergies SE (France), ADR	201,950	11,640,398
Williams Cos., Inc. (The)	22,304	727,780

		200,331,431

Passenger Airlines — 0.1%
Southwest Airlines Co.(a)	104,093	3,769,207

Personal Care Products — 1.0%
Kenvue, Inc.*(a)	140,211	3,704,374
Unilever PLC (United Kingdom), ADR(a)	470,782	24,541,866

		28,246,240

Pharmaceuticals — 7.3%
AstraZeneca PLC (United Kingdom), ADR	167,686	12,001,287
Bristol-Myers Squibb Co.	55,087	3,522,814
Elanco Animal Health, Inc.*	251,689	2,531,991
Eli Lilly & Co.	18,714	8,776,492
GSK PLC, ADR(a)	79,742	2,842,005
Johnson & Johnson	377,299	62,450,530
Merck & Co., Inc.	404,586	46,685,179
Pfizer, Inc.	1,430,427	52,468,062
Roche Holding AG	42,203	12,891,753
Sanofi, ADR	61,752	3,328,433

		207,498,546

Professional Services — 0.3%
Equifax, Inc.(a)	40,963	9,638,594

Residential REITs — 0.5%
AvalonBay Communities, Inc.	70,471	13,338,046

Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices, Inc.	96,134	18,727,864
Applied Materials, Inc.	13,334	1,927,296
Broadcom, Inc.	11,111	9,638,015
KLA Corp.	25,494	12,365,100
NXP Semiconductors NV (China)	105,938	21,683,390
QUALCOMM, Inc.	187,840	22,360,474
Texas Instruments, Inc.	120,752	21,737,775

		108,439,914

Software — 1.0%
Microsoft Corp.	63,723	21,700,231
Oracle Corp.	45,838	5,458,847

		27,159,078

Specialized REITs — 1.3%
Crown Castle, Inc.	117,943	13,438,425
Gaming & Leisure Properties, Inc.	266,964	12,937,076
Public Storage	10,450	3,050,146
Weyerhaeuser Co.	251,741	8,435,841

		37,861,488

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail — 1.7%
Best Buy Co., Inc.	55,774	$4,570,679
Home Depot, Inc. (The)	44,365	13,781,544
Lowe’s Cos., Inc.	81,688	18,436,982
TJX Cos., Inc. (The)	134,489	11,403,322

		48,192,527

Technology Hardware, Storage & Peripherals — 0.4%
Samsung Electronics Co. Ltd. (South Korea), GDR	3,382	4,688,202
Western Digital Corp.*	175,301	6,649,167

		11,337,369

Tobacco — 1.1%
Philip Morris International, Inc.	312,292	30,485,945

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom), ADR	552,153	5,217,846

TOTAL COMMON STOCKS (cost $2,547,975,556)		2,714,589,033

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.8%
iShares MSCI USA Value Factor ETF	263,301	24,695,001
iShares Russell 1000 Value ETF	168,819	26,644,703
SPDR Portfolio S&P 500 Value ETF	656,113	28,344,081

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $81,494,514)		79,683,785

TOTAL LONG-TERM INVESTMENTS (cost $2,629,470,070)		2,794,272,818

SHORT-TERM INVESTMENTS — 6.7%
AFFILIATED MUTUAL FUNDS — 6.3%
PGIM Core Government Money Market Fund(wi)	35,455,715	35,455,715
PGIM Institutional Money Market Fund (cost $143,592,221; includes $142,830,269 of cash collateral for securities on loan)(b)(wi)	143,684,088	143,583,508

TOTAL AFFILIATED MUTUAL FUNDS (cost $179,047,936)		179,039,223

	Shares	Value

UNAFFILIATED FUND — 0.4%
Dreyfus Government Cash Management (Institutional Shares)	10,436,377	$10,436,377

(cost $10,436,377)
TOTAL SHORT-TERM INVESTMENTS (cost $189,484,313)		189,475,600

TOTAL INVESTMENTS—105.0% (cost $2,818,954,383)		2,983,748,418
Liabilities in excess of other assets — (5.0)%		(142,241,469)

NET ASSETS — 100.0%		$2,841,506,949

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $140,685,387; cash collateral of $142,830,269 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$79,363,718	$—	$—
Air Freight & Logistics	19,839,843	—	—
Automobile Components	17,033,536	—	—
Automobiles	17,906,878	—	—
Banks	229,728,656	—	—
Beverages	20,270,696	24,321,587	—
Biotechnology	16,731,440	—	—
Broadline Retail	2,374,473	—	—
Building Products	25,092,788	—	—
Capital Markets	142,654,327	—	—
Chemicals	68,844,846	—	—
Communications Equipment	55,781,444	—	—
Consumer Finance	18,084,050	—	—
Consumer Staples Distribution & Retail	21,559,065	—	—
Containers & Packaging	6,685,253	—	—
Distributors	9,453,783	—	—
Diversified Telecommunication Services	6,045,681	—	—
Electric Utilities	111,190,001	—	—
Electrical Equipment	33,300,471	—	—
Electronic Equipment, Instruments & Components	34,928,643	—	—
Energy Equipment & Services	19,301,482	—	—
Entertainment	12,468,916	—	—
Financial Services	58,430,674	—	—
Food Products	41,434,380	13,772,667	—
Gas Utilities	11,659,478	—	—
Ground Transportation	40,135,900	—	—
Health Care Equipment & Supplies	102,456,322	—	—
Health Care Providers & Services	132,054,104	—	—
Health Care REITs	10,650,139	—	—
Hotel & Resort REITs	8,794,096	—	—
Hotels, Restaurants & Leisure	17,603,101	—	—
Household Durables	9,276,323	—	—
Household Products	23,623,606	4,617,044	—
Industrial Conglomerates	51,201,053	13,966,031	—
Industrial REITs	13,930,523	—	—
Insurance	188,714,859	—	—
Interactive Media & Services	12,085,271	—	—
IT Services	31,512,399	—	—
Life Sciences Tools & Services	15,734,249	—	—
Machinery	65,298,904	—	—
Media	66,713,885	—	—
Metals & Mining	14,635,617	—	—
Multi-Utilities	41,810,600	—	—
Oil, Gas & Consumable Fuels	200,331,431	—	—
Passenger Airlines	3,769,207	—	—
Personal Care Products	28,246,240	—	—
Pharmaceuticals	194,606,793	12,891,753	—
Professional Services	9,638,594	—	—
Residential REITs	13,338,046	—	—
Semiconductors & Semiconductor Equipment	108,439,914	—	—
Software	27,159,078	—	—
Specialized REITs	37,861,488	—	—
Specialty Retail	48,192,527	—	—
Technology Hardware, Storage & Peripherals	6,649,167	4,688,202	—
Tobacco	30,485,945	—	—
Wireless Telecommunication Services	5,217,846	—	—
Unaffiliated Exchange-Traded Funds	79,683,785	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$179,039,223	$—	$—
Unaffiliated Fund	10,436,377	—	—

Total	$2,909,491,134	$74,257,284	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Banks	8.1%
Pharmaceuticals	7.3
Oil, Gas & Consumable Fuels	7.1
Insurance	6.6
Affiliated Mutual Funds (5.0% represents investments purchased with collateral from securities on loan)	6.3
Capital Markets	5.0
Health Care Providers & Services	4.6
Electric Utilities	3.9
Semiconductors & Semiconductor Equipment	3.8
Health Care Equipment & Supplies	3.6
Unaffiliated Exchange-Traded Funds	2.8
Aerospace & Defense	2.8
Chemicals	2.4
Media	2.4
Machinery	2.3
Industrial Conglomerates	2.3
Financial Services	2.1
Communications Equipment	2.0
Food Products	1.9
Specialty Retail	1.7
Beverages	1.6
Multi-Utilities	1.5
Ground Transportation	1.4
Specialized REITs	1.3
Electronic Equipment, Instruments & Components	1.2
Electrical Equipment	1.2
IT Services	1.1
Tobacco	1.1
Personal Care Products	1.0
Household Products	1.0
Software	1.0
Building Products	0.9

Consumer Staples Distribution & Retail	0.8%
Air Freight & Logistics	0.7
Energy Equipment & Services	0.7
Consumer Finance	0.6
Automobiles	0.6
Hotels, Restaurants & Leisure	0.6
Automobile Components	0.6
Biotechnology	0.6
Life Sciences Tools & Services	0.6
Metals & Mining	0.5
Industrial REITs	0.5
Residential REITs	0.5
Entertainment	0.4
Interactive Media & Services	0.4
Gas Utilities	0.4
Technology Hardware, Storage & Peripherals	0.4
Health Care REITs	0.4
Unaffiliated Fund	0.4
Professional Services	0.3
Distributors	0.3
Household Durables	0.3
Hotel & Resort REITs	0.3
Containers & Packaging	0.2
Diversified Telecommunication Services	0.2
Wireless Telecommunication Services	0.2
Passenger Airlines	0.1
Broadline Retail	0.1

105.0
Liabilities in excess of other assets	(5.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$140,685,387	$(140,685,387)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $140,685,387:
Unaffiliated investments (cost $2,639,906,447)	$2,804,709,195
Affiliated investments (cost $179,047,936)	179,039,223
Cash	51,178
Foreign currency, at value (cost $30,280)	30,285
Receivable for investments sold	8,375,591
Tax reclaim receivable	5,635,683
Dividends receivable	4,077,556
Receivable for Portfolio shares sold	71,369
Prepaid expenses and other assets	90,098

Total Assets	3,002,080,178

LIABILITIES
Payable to broker for collateral for securities on loan	142,830,269
Payable for investments purchased	10,430,898
Payable to affiliate	3,262,494
Payable for Portfolio shares purchased	2,466,896
Accrued expenses and other liabilities	839,399
Management fee payable	665,490
Distribution fee payable	76,701
Affiliated transfer agent fee payable	707
Trustees’ fees payable	375

Total Liabilities	160,573,229

NET ASSETS	$2,841,506,949

Net assets were comprised of:
Partners’ Equity	$2,841,506,949

Net asset value and redemption price per share, $2,841,506,949 / 63,363,157 outstanding shares of beneficial interest	$44.84

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $803,578 foreign withholding tax, of which $104,527 is reimbursable by an affiliate)	$38,167,683
Income from securities lending, net (including affiliated income of $209,120)	210,116
Affiliated dividend income	85,769
Interest income	23,483

Total income	38,487,051

EXPENSES
Management fee	7,763,353
Distribution fee	3,478,050
Custodian and accounting fees	133,832
Trustees’ fees	27,564
Audit fee	24,299
Professional fees	19,229
Shareholders’ reports	5,288
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,996
Miscellaneous	37,564

Total expenses	11,493,175
Less: Fee waiver and/or expense reimbursement	(363,437)

Net expenses	11,129,738

NET INVESTMENT INCOME (LOSS)	27,357,313

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $12,665)	47,372,755
Foreign currency transactions	19,130

47,391,885

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(48,183))	2,880,776
Foreign currencies	29,620

2,910,396

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	50,302,281

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,659,594

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$27,357,313	$50,137,906
Net realized gain (loss) on investment and foreign currency transactions	47,391,885	577,106,419
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,910,396	(700,831,583)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,659,594	(73,587,258)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,332,210 and 9,592,445 shares, respectively]	147,982,822	407,227,528
Portfolio shares issued in merger [0 and 52,507,570 shares, respectively]	—	2,373,867,252
Portfolio shares purchased [3,632,488 and 26,852,433 shares, respectively]	(159,387,070)	(1,150,156,644)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(11,404,248)	1,630,938,136

TOTAL INCREASE (DECREASE)	66,255,346	1,557,350,878
NET ASSETS:
Beginning of period	2,775,251,603	1,217,900,725

End of period	$2,841,506,949	$2,775,251,603

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020		2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$43.59		$42.86	$33.18	$33.08		$25.54		$29.76

Income (Loss) From Investment Operations:
Net investment income (loss)	0.43		0.76	0.42	0.50		0.51		0.52
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.82		(0.03)	9.26	(0.40	)(b)	7.03		(4.78)

Total from investment operations	1.25		0.73	9.68	0.10		7.54		(4.26)

Capital Contributions	—		—	—	—		—	(c)(d)(e)	0.04	(d)

Net Asset Value, end of period	$44.84		$43.59	$42.86	$33.18		$33.08		$25.54

Total Return(f)	2.87%		1.70%	29.21%	0.27%		29.52	%(g)	(14.18	)%(h)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,842		$2,775	$1,218	$2,166		$1,531		$1,704
Average net assets (in millions)	$2,805		$2,841	$1,748	$1,304		$1,599		$1,856
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.80	%(j)	0.80%	0.81%	0.83%		0.82%		0.83%
Expenses before waivers and/or expense reimbursement	0.83	%(j)	0.82%	0.83%	0.84%		0.83%		0.83%
Net investment income (loss)	1.97	%(j)	1.76%	1.06%	1.82%		1.71%		1.73%
Portfolio turnover rate(k)	15%		79%	24%	58%		16%		44%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Amount rounds to zero.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (14.31)%.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 98.7%
Austria — 0.5%
Erste Group Bank AG	82,225	$2,884,278

Canada — 3.6%
Canadian National Railway Co.(a)	76,284	9,235,704
Canadian Pacific Kansas City Ltd.(a)	141,888	11,460,294

		20,695,998

Denmark — 0.6%
Carlsberg A/S (Class B Stock)	20,851	3,338,895

France — 8.7%
Air Liquide SA	32,585	5,843,634
Danone SA	132,029	8,091,192
EssilorLuxottica SA	12,575	2,371,272
Hermes International	1,258	2,734,539
Legrand SA	75,597	7,499,513
LVMH Moet Hennessy Louis Vuitton SE	15,514	14,628,342
Pernod Ricard SA(a)	39,699	8,772,475

		49,940,967

Germany — 3.9%
Bayer AG	105,505	5,840,237
Brenntag SE	33,653	2,625,543
Deutsche Boerse AG	16,400	3,027,678
Merck KGaA	45,747	7,572,497
MTU Aero Engines AG	12,058	3,127,473

		22,193,428

Israel — 1.1%
Check Point Software Technologies Ltd.*	49,811	6,257,258

Japan — 2.5%
Hoya Corp.	24,000	2,871,990
Kubota Corp.	379,800	5,559,846
Olympus Corp.	376,500	5,958,246

		14,390,082

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV (Class O Stock)	165,252	1,359,513

Netherlands — 2.4%
Akzo Nobel NV	66,496	5,436,260
Heineken NV	80,099	8,237,110

		13,673,370

South Korea — 1.1%
Samsung Electronics Co. Ltd.	115,682	6,369,830

Spain — 0.9%
Aena SME SA, 144A	33,151	5,365,381

Sweden — 1.3%
Essity AB (Class B Stock)	272,406	7,254,628

Switzerland — 4.4%
Adecco Group AG	36,448	1,193,721
Cie Financiere Richemont SA (Class A Stock)	61,549	10,455,206
Julius Baer Group Ltd.	38,366	2,421,184

	Shares	Value
COMMON STOCKS (continued)
Switzerland (cont’d.)
Sonova Holding AG	12,138	$3,238,873
UBS Group AG	404,504	8,198,758

		25,507,742

United Kingdom — 7.5%
Burberry Group PLC	147,935	3,991,803
Compass Group PLC	128,437	3,596,641
Diageo PLC	275,570	11,847,031
Intertek Group PLC	43,185	2,340,970
London Stock Exchange Group PLC	39,347	4,187,835
Reckitt Benckiser Group PLC	101,147	7,601,285
Rolls-Royce Holdings PLC*	1,924,744	3,701,287
Whitbread PLC	62,045	2,670,827
WPP PLC	331,947	3,479,401

		43,417,080

United States — 60.0%
3M Co.	43,959	4,399,856
Abbott Laboratories	73,397	8,001,741
Accenture PLC (Class A Stock)	43,347	13,376,017
Alphabet, Inc. (Class A Stock)*	87,708	10,498,648
American Express Co.	43,278	7,539,028
Amphenol Corp. (Class A Stock)	47,804	4,060,950
Aon PLC (Class A Stock)	24,329	8,398,371
Aptiv PLC*	20,684	2,111,630
Boston Scientific Corp.*	181,657	9,825,827
Carrier Global Corp.(a)	31,510	1,566,362
Charles Schwab Corp. (The)	167,850	9,513,738
Cognizant Technology Solutions Corp. (Class A Stock)	82,489	5,384,882
Colgate-Palmolive Co.	33,357	2,569,823
Comcast Corp. (Class A Stock)	341,589	14,193,023
Cooper Cos., Inc. (The)	14,219	5,451,991
eBay, Inc.	86,961	3,886,287
Equifax, Inc.(a)	20,038	4,714,941
Experian PLC	59,772	2,294,109
Fidelity National Information Services, Inc.	77,480	4,238,156
Fiserv, Inc.*	55,356	6,983,159
Goldman Sachs Group, Inc. (The)	29,556	9,532,992
Honeywell International, Inc.	60,373	12,527,397
International Flavors & Fragrances, Inc.	89,918	7,156,574
Liberty Broadband Corp. (Class C Stock)*	77,412	6,201,475
Linde PLC	41,158	15,684,491
Marriott International, Inc. (Class A Stock)	20,327	3,733,867
Medtronic PLC	171,147	15,078,051
Microchip Technology, Inc.	39,354	3,525,725
Nestle SA	102,301	12,305,952
Omnicom Group, Inc.(a)	18,690	1,778,354
Oracle Corp.	98,778	11,763,472
Otis Worldwide Corp.	39,090	3,479,401
PayPal Holdings, Inc.*	26,989	1,800,976
PPG Industries, Inc.	45,828	6,796,292
Roche Holding AG	45,054	13,762,648
Schneider Electric SE	93,219	16,935,722
Stryker Corp.	21,816	6,655,843
Thermo Fisher Scientific, Inc.	27,378	14,284,471

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Union Pacific Corp.	32,415	$6,632,757
United Parcel Service, Inc. (Class B Stock)	30,511	5,469,097
Visa, Inc. (Class A Stock)(a)	73,870	17,542,648
Walt Disney Co. (The)*	69,459	6,201,300
Waters Corp.*(a)	25,131	6,698,417
Willis Towers Watson PLC(a)	45,895	10,808,272

		345,364,733

TOTAL COMMON STOCKS (cost $432,807,420)		568,013,183

	Units
WARRANTS* — 0.0%
Switzerland
Cie Financiere Richemont SA, expiring 11/22/23	180,680	249,304

(cost $0)

TOTAL LONG-TERM INVESTMENTS (cost $432,807,420)		568,262,487

	Shares

SHORT-TERM INVESTMENTS — 11.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	5,287,617	5,287,617
PGIM Institutional Money Market Fund (cost $61,361,623; includes $61,076,203 of cash collateral for securities on loan)(b)(wi)	61,398,905	61,355,926

TOTAL SHORT-TERM INVESTMENTS (cost $66,649,240)		66,643,543

TOTAL INVESTMENTS—110.3% (cost $499,456,660)		634,906,030
Liabilities in excess of other assets — (10.3)%		(59,150,281)

NET ASSETS — 100.0%		$575,755,749

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,522,654; cash collateral of $61,076,203 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level	1—unadjusted quoted prices generally in active markets for identical securities.

Level	2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level	3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Austria	$—	$2,884,278	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Canada	$20,695,998	$—	$—
Denmark	—	3,338,895	—
France	—	49,940,967	—
Germany	—	22,193,428	—
Israel	6,257,258	—	—
Japan	—	14,390,082	—
Mexico	1,359,513	—	—
Netherlands	—	13,673,370	—
South Korea	—	6,369,830	—
Spain	—	5,365,381	—
Sweden	—	7,254,628	—
Switzerland	—	25,507,742	—
United Kingdom	—	43,417,080	—
United States	300,066,302	45,298,431	—
Warrants
Switzerland	249,304	—	—
Short-Term Investments
Affiliated Mutual Funds	66,643,543	—	—

Total	$395,271,918	$239,634,112	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (10.6% represents investments purchased with collateral from securities on loan)	11.6%
Health Care Equipment & Supplies	10.3
Chemicals	7.1
Capital Markets	6.4
Beverages	5.6
Textiles, Apparel & Luxury Goods	5.6
Financial Services	5.2
Ground Transportation	4.8
Pharmaceuticals	4.7
Media	4.5
Electrical Equipment	4.2
Life Sciences Tools & Services	3.7
Food Products	3.5
Insurance	3.4
IT Services	3.2
Software	3.1
Household Products	3.0
Industrial Conglomerates	3.0
Professional Services	1.8
Interactive Media & Services	1.8

Hotels, Restaurants & Leisure	1.7%
Machinery	1.6
Consumer Finance	1.3
Aerospace & Defense	1.2
Technology Hardware, Storage & Peripherals	1.1
Entertainment	1.1
Air Freight & Logistics	1.0
Transportation Infrastructure	0.9
Banks	0.7
Electronic Equipment, Instruments & Components	0.7
Broadline Retail	0.7
Semiconductors & Semiconductor Equipment	0.6
Trading Companies & Distributors	0.5
Automobile Components	0.4
Building Products	0.3

110.3
Liabilities in excess of other assets	(10.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$60,522,654	$(60,522,654)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $60,522,654:
Unaffiliated investments (cost $432,807,420)	$568,262,487
Affiliated investments (cost $66,649,240)	66,643,543
Cash	41,562
Foreign currency, at value (cost $32)	32
Receivable for investments sold	2,273,279
Tax reclaim receivable	2,219,681
Dividends receivable	609,573
Receivable for Portfolio shares sold	110,567
Receivable from affiliate	3,078
Prepaid expenses	1,032

Total Assets	640,164,834

LIABILITIES
Payable to broker for collateral for securities on loan	61,076,203
Payable for investments purchased	2,176,521
Payable to affiliate	483,807
Accrued expenses and other liabilities	339,747
Management fee payable	221,535
Payable for Portfolio shares purchased	95,043
Distribution fee payable	15,522
Affiliated transfer agent fee payable	707

Total Liabilities	64,409,085

NET ASSETS	$575,755,749

Net assets were comprised of:
Partners’ Equity	$575,755,749

Net asset value and redemption price per share, $575,755,749 / 19,707,860 outstanding shares of beneficial interest	$29.21

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $636,190 foreign withholding tax, of which $4,996 is reimbursable by an affiliate)	$6,511,851
Income from securities lending, net (including affiliated income of $80,828)	81,612
Affiliated dividend income	13,622
Interest income	10,592

Total income	6,617,677

EXPENSES
Management fee	2,321,065
Distribution fee	701,967
Custodian and accounting fees	41,292
Audit fee	14,034
Professional fees	11,382
Trustees’ fees	8,694
Shareholders’ reports	4,287
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	4,005
Miscellaneous	21,384

Total expenses	3,128,110
Less: Fee waiver and/or expense reimbursement	(18,813)

Net expenses	3,109,297

NET INVESTMENT INCOME (LOSS)	3,508,380

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $57)	18,098,814
Foreign currency transactions	(1,527)

18,097,287

Net change in unrealized appreciation (depreciation) on: Investments (including affiliated of $(11,821))	35,141,699
Foreign currencies	30,837

35,172,536

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	53,269,823

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,778,203

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,508,380	$3,482,135
Net realized gain (loss) on investment and foreign currency transactions	18,097,287	46,182,404
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	35,172,536	(192,661,658)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,778,203	(142,997,119)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [934,210 and 2,746,278 shares, respectively]	26,412,879	72,652,828
Portfolio shares purchased [1,756,002 and 6,871,886 shares, respectively]	(49,364,189)	(181,212,141)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(22,951,310)	(108,559,313)

TOTAL INCREASE (DECREASE)	33,826,893	(251,556,432)
NET ASSETS:
Beginning of period	541,928,856	793,485,288

End of period	$575,755,749	$541,928,856

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$26.40		$32.18	$27.54	$24.12	$18.56		$20.52

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.16	0.08	0.12	0.22		0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.64		(5.94)	4.56	3.30	5.34		(2.15)

Total from investment operations	2.81		(5.78)	4.64	3.42	5.56		(1.97)

Capital Contributions	—		—	—	—	—	(b)(c)(d)	0.01	(c)

Net Asset Value, end of period	$29.21		$26.40	$32.18	$27.54	$24.12		$18.56

Total Return(e)	10.64%		(17.96)%	16.85%	14.18%	29.96	%(f)	(9.55	)%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$576		$542	$793	$749	$725		$586
Average net assets (in millions)	$566		$615	$777	$642	$685		$707
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.11	%(i)	1.11%	1.09%	1.12%	1.11%		1.11%
Expenses before waivers and/or expense reimbursement	1.12	%(i)	1.12%	1.10%	1.13%	1.11%		1.11%
Net investment income (loss)	1.25	%(i)	0.57%	0.28%	0.52%	1.03%		0.90%
Portfolio turnover rate(j)	5%		9%	9%	32%	10%		10%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (9.60)%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 95.4%
Aerospace & Defense — 1.6%
HEICO Corp. (Class A Stock)	57,877	$8,137,506
Howmet Aerospace, Inc.	120,882	5,990,912

		14,128,418

Automobile Components — 1.1%
Aptiv PLC*	28,350	2,894,252
BorgWarner, Inc.	122,446	5,988,834
Fox Factory Holding Corp.*	13,195	1,431,789

		10,314,875

Beverages — 0.6%
Brown-Forman Corp. (Class B Stock)	47,990	3,204,772
Constellation Brands, Inc. (Class A Stock)	8,253	2,031,311

		5,236,083

Biotechnology — 3.2%
Alnylam Pharmaceuticals, Inc.*	20,050	3,808,297
Apellis Pharmaceuticals, Inc.*	13,572	1,236,409
Argenx SE (Netherlands), ADR*	5,187	2,021,529
Ascendis Pharma A/S (Denmark), ADR*(a)	31,063	2,772,373
Exact Sciences Corp.*	34,696	3,257,954
Exelixis, Inc.*	86,833	1,659,379
Genmab A/S (Denmark), ADR*(a)	91,264	3,468,945
Legend Biotech Corp., ADR*	50,502	3,486,153
Natera, Inc.*	39,123	1,903,725
Neurocrine Biosciences, Inc.*	18,080	1,704,944
Sarepta Therapeutics, Inc.*	11,969	1,370,690
Seagen, Inc.*	10,619	2,043,733

		28,734,131

Broadline Retail — 0.1%
Etsy, Inc.*(a)	10,342	875,037

Building Products — 2.1%
A.O. Smith Corp.	86,507	6,295,980
AZEK Co., Inc. (The)*	39,313	1,190,791
Carlisle Cos., Inc.	7,600	1,949,628
Trane Technologies PLC	21,908	4,190,124
Trex Co., Inc.*	79,663	5,222,706

		18,849,229

Capital Markets — 4.5%
Ares Management Corp. (Class A Stock)	38,289	3,689,145
FactSet Research Systems, Inc.	7,627	3,055,758
Interactive Brokers Group, Inc. (Class A Stock)	36,045	2,994,258
LPL Financial Holdings, Inc.	15,255	3,316,895
MarketAxess Holdings, Inc.(a)	25,143	6,572,883
Morningstar, Inc.	11,291	2,213,826
MSCI, Inc.	14,889	6,987,259
Nasdaq, Inc.	57,331	2,857,950
Raymond James Financial, Inc.	15,913	1,651,292
S&P Global, Inc.	7,067	2,833,090
TPG, Inc.(a)	89,880	2,629,889

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
Tradeweb Markets, Inc. (Class A Stock).	31,201	$2,136,644

		40,938,889

Chemicals — 0.3%
RPM International, Inc.	26,800	2,404,764

Commercial Services & Supplies — 4.0%
Cintas Corp.	15,788	7,847,899
Copart, Inc.*	185,905	16,956,395
GFL Environmental, Inc. (Canada)(a)	72,000	2,793,600
MSA Safety, Inc.	5,589	972,262
Waste Connections, Inc.	52,303	7,475,668

		36,045,824

Communications Equipment — 0.7%
Arista Networks, Inc.*	37,551	6,085,515

Construction & Engineering — 1.3%
AECOM	23,873	2,021,804
Quanta Services, Inc.	31,588	6,205,463
Valmont Industries, Inc.	6,119	1,780,935
WillScot Mobile Mini Holdings Corp.*	43,853	2,095,735

		12,103,937

Construction Materials — 1.3%
Martin Marietta Materials, Inc.	15,992	7,383,346
Vulcan Materials Co.	18,070	4,073,701

		11,457,047

Consumer Staples Distribution & Retail — 0.3%
BJ’s Wholesale Club Holdings, Inc.*	42,575	2,682,651

Distributors — 1.3%
LKQ Corp.	27,603	1,608,427
Pool Corp.(a)	27,911	10,456,577

		12,065,004

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.*	51,682	4,778,001

Electrical Equipment — 2.2%
AMETEK, Inc.	64,197	10,392,210
Generac Holdings, Inc.*(a)	28,559	4,259,004
Hubbell, Inc.	13,136	4,355,372
Rockwell Automation, Inc.	4,069	1,340,532

		20,347,118

Electronic Equipment, Instruments & Components — 4.1%
Amphenol Corp. (Class A Stock)	41,230	3,502,488
Coherent Corp.*	77,869	3,969,762
Jabil, Inc.	25,859	2,790,962
Keysight Technologies, Inc.*	50,719	8,492,896
Littelfuse, Inc.	16,502	4,807,198
Novanta, Inc.*(a)	20,365	3,749,196
Teledyne Technologies, Inc.*	6,137	2,522,982
Trimble, Inc.*	68,655	3,634,596
Zebra Technologies Corp. (Class A Stock)*	13,620	4,029,205

		37,499,285

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services — 0.2%
TechnipFMC PLC (United Kingdom)*	121,215	$2,014,593

Entertainment — 1.1%
Electronic Arts, Inc.	4,683	607,385
Spotify Technology SA*	10,241	1,644,193
Take-Two Interactive Software, Inc.*	47,782	7,031,599
Warner Music Group Corp. (Class A Stock)	12,804	334,056

		9,617,233

Financial Services — 0.5%
Global Payments, Inc.	11,537	1,136,625
Remitly Global, Inc.*	96,384	1,813,947
WEX, Inc.*	10,370	1,888,066

		4,838,638

Ground Transportation — 0.9%
Canadian Pacific Kansas City Ltd. (Canada)	3,527	284,876
J.B. Hunt Transport Services, Inc.	11,100	2,009,433
Knight-Swift Transportation Holdings, Inc.	33,800	1,877,928
Old Dominion Freight Line, Inc.	6,994	2,586,031
Uber Technologies, Inc.*	43,351	1,871,463

		8,629,731

Health Care Equipment & Supplies — 6.9%
Align Technology, Inc.*	9,097	3,217,063
Cooper Cos., Inc. (The)	13,906	5,331,978
Dexcom, Inc.*	113,421	14,575,733
Edwards Lifesciences Corp.*	37,624	3,549,072
Envista Holdings Corp.*(a)	205,552	6,955,880
Hologic, Inc.*	26,598	2,153,640
IDEXX Laboratories, Inc.*	16,198	8,135,121
Inspire Medical Systems, Inc.*	6,913	2,244,236
Insulet Corp.*(a)	12,635	3,643,176
Intuitive Surgical, Inc.*	16,073	5,496,002
Penumbra, Inc.*	1,900	653,714
ResMed, Inc.	7,833	1,711,510
Shockwave Medical, Inc.*	5,954	1,699,331
STERIS PLC	16,631	3,741,642

		63,108,098

Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.*(a)	28,513	2,270,775
AmerisourceBergen Corp.	24,025	4,623,131
Centene Corp.*	35,464	2,392,047
Chemed Corp.	6,420	3,477,521
Encompass Health Corp.	37,200	2,518,812
Henry Schein, Inc.*	16,139	1,308,873
McKesson Corp.	6,197	2,648,040

		19,239,199

Health Care Technology — 0.8%
Veeva Systems, Inc. (Class A Stock)*	35,160	6,952,187

Hotels, Restaurants & Leisure — 2.8%
Aramark(a)	30,704	1,321,807
Chipotle Mexican Grill, Inc.*	2,195	4,695,105
Domino’s Pizza, Inc.	7,785	2,623,467

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Hilton Worldwide Holdings, Inc.	25,640	$3,731,902
Hyatt Hotels Corp. (Class A Stock)(a)	18,955	2,171,864
Las Vegas Sands Corp.*	43,961	2,549,738
Marriott Vacations Worldwide Corp.(a)	7,740	949,853
Red Rock Resorts, Inc. (Class A Stock)(a)	30,712	1,436,708
Royal Caribbean Cruises Ltd.*	16,341	1,695,215
Vail Resorts, Inc.	17,671	4,448,851

		25,624,510

Household Durables — 0.3%
Garmin Ltd.	14,011	1,461,207
Helen of Troy Ltd.*(a)	11,367	1,227,863

		2,689,070

Household Products — 0.3%
Church & Dwight Co., Inc.	26,756	2,681,754

Insurance — 2.0%
Arthur J. Gallagher & Co.	32,794	7,200,579
Brown & Brown, Inc.	26,675	1,836,307
Kinsale Capital Group, Inc.	8,182	3,061,704
Progressive Corp. (The)	14,381	1,903,613
RenaissanceRe Holdings Ltd. (Bermuda)	20,735	3,867,492

		17,869,695

Interactive Media & Services — 1.7%
Bumble, Inc. (Class A Stock)*	11,123	186,644
IAC, Inc.*	23,450	1,472,660
Match Group, Inc.*	13,843	579,330
Pinterest, Inc. (Class A Stock)*	335,562	9,174,265
Shutterstock, Inc.(a)	22,085	1,074,877
ZoomInfo Technologies, Inc.*(a)	108,583	2,756,922

		15,244,698

IT Services — 1.7%
Gartner, Inc.*	23,359	8,182,891
MongoDB, Inc.*	13,342	5,483,429
Snowflake, Inc. (Class A Stock)*(a)	10,102	1,777,750

		15,444,070

Leisure Products — 0.4%
Brunswick Corp.	40,275	3,489,426

Life Sciences Tools & Services — 5.0%
10X Genomics, Inc. (Class A Stock)*	18,371	1,025,837
Agilent Technologies, Inc.	76,082	9,148,860
Bio-Techne Corp.(a)	49,686	4,055,868
Bruker Corp.	28,350	2,095,632
ICON PLC*(a)	20,456	5,118,091
IQVIA Holdings, Inc.*	15,736	3,536,981
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	9,738	121,043
Mettler-Toledo International, Inc.*	3,245	4,256,272
Repligen Corp.*(a)	38,036	5,380,573
Stevanato Group SpA (Italy)	55,600	1,800,328
Waters Corp.*	4,196	1,118,402

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
West Pharmaceutical Services, Inc.	19,587	$7,491,440

		45,149,327

Machinery — 2.2%
IDEX Corp.	10,557	2,272,500
Ingersoll Rand, Inc.	53,486	3,495,845
ITT, Inc.	27,491	2,562,436
Lincoln Electric Holdings, Inc.	16,442	3,265,874
Nordson Corp.	8,720	2,164,130
Toro Co. (The)	21,567	2,192,285
Westinghouse Air Brake Technologies Corp.	37,474	4,109,774

		20,062,844

Media — 1.3%
Trade Desk, Inc. (The) (Class A Stock)*	147,620	11,399,216

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	36,570	1,462,800

Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy, Inc.	62,539	9,528,442
Chesapeake Energy Corp.	14,998	1,255,033
Diamondback Energy, Inc.	3,602	473,159
EOG Resources, Inc.	21,086	2,413,082
Hess Corp.	9,702	1,318,987
Pioneer Natural Resources Co.	9,720	2,013,789

		17,002,492

Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC*	4,465	553,526
Royalty Pharma PLC (Class A Stock)	106,347	3,269,107

		3,822,633

Professional Services — 3.5%
Dun & Bradstreet Holdings, Inc.(a)	41,630	481,659
Equifax, Inc.(a)	35,383	8,325,620
ManpowerGroup, Inc.	9,200	730,480
Paycom Software, Inc.	15,657	5,029,655
Paylocity Holding Corp.*	18,632	3,438,163
TransUnion	9,803	767,869
Verisk Analytics, Inc.	44,855	10,138,575
Wolters Kluwer NV (Netherlands)	23,427	2,974,608

		31,886,629

Real Estate Management & Development — 2.0%
CoStar Group, Inc.*	205,549	18,293,861

Semiconductors & Semiconductor Equipment — 7.7%
ASM International NV (Netherlands)	6,841	2,904,717
Enphase Energy, Inc.*(a)	3,361	562,900
Entegris, Inc.	42,132	4,669,068
Lam Research Corp.	2,496	1,604,578
Lattice Semiconductor Corp.*	40,124	3,854,713
Marvell Technology, Inc.	155,535	9,297,882
Microchip Technology, Inc.	104,462	9,358,751
Monolithic Power Systems, Inc.	34,231	18,492,613
ON Semiconductor Corp.*	16,857	1,594,335
Rambus, Inc.*	22,892	1,468,980
SolarEdge Technologies, Inc.*	9,916	2,667,900

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Teradyne, Inc.(a)	88,633	$9,867,512
Universal Display Corp.	27,353	3,942,388

		70,286,337

Software — 12.2%
ANSYS, Inc.*	3,312	1,093,854
Aspen Technology, Inc.*(a)	11,550	1,935,895
Autodesk, Inc.*	5,320	1,088,525
Bentley Systems, Inc. (Class B Stock)(a)	58,450	3,169,743
Black Knight, Inc.*	18,760	1,120,535
Cadence Design Systems, Inc.*	33,839	7,935,922
Confluent, Inc. (Class A Stock)*(a)	81,090	2,863,288
Constellation Software, Inc. (Canada)	1,460	3,024,986
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	76,650	11,257,585
CyberArk Software Ltd.*	12,860	2,010,404
DocuSign, Inc.*	87,857	4,488,614
DoubleVerify Holdings, Inc.*	52,941	2,060,464
Elastic NV*	29,225	1,873,907
EngageSmart, Inc.*	61,590	1,175,753
Five9, Inc.*	14,949	1,232,545
HashiCorp, Inc. (Class A Stock)*	52,545	1,375,628
HubSpot, Inc.*	19,842	10,557,730
Nice Ltd. (Israel), ADR*(a)	21,465	4,432,522
Palo Alto Networks, Inc.*	38,920	9,944,449
Procore Technologies, Inc.*(a)	33,418	2,174,509
Samsara, Inc. (Class A Stock)*	35,550	985,091
ServiceNow, Inc.*	4,015	2,256,310
Smartsheet, Inc. (Class A Stock)*(a)	55,726	2,132,077
Synopsys, Inc.*	23,870	10,393,237
Tyler Technologies, Inc.*	25,013	10,417,164
Workday, Inc. (Class A Stock)*	25,085	5,666,451
Workiva, Inc.*	32,554	3,309,440
Zoom Video Communications, Inc. (Class A Stock)*	20,133	1,366,628

		111,343,256

Specialized REITs — 0.3%
Extra Space Storage, Inc.	5,608	834,751
SBA Communications Corp.	9,330	2,162,321

		2,997,072

Specialty Retail — 5.4%
AutoZone, Inc.*	659	1,643,124
Burlington Stores, Inc.*	14,775	2,325,437
Five Below, Inc.*	19,355	3,804,032
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	75,857	7,886,094
Foot Locker, Inc.(a)	79,648	2,159,257
National Vision Holdings, Inc.*	85,912	2,086,802
O’Reilly Automotive, Inc.*	10,210	9,753,613
Petco Health & Wellness Co., Inc.*(a)	159,386	1,418,535
Ross Stores, Inc.	72,528	8,132,565
Tractor Supply Co.(a)	33,767	7,465,884
Ulta Beauty, Inc.*	5,722	2,692,745

		49,368,088

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 1.5%
Levi Strauss & Co. (Class A Stock)(a)	163,889	$2,364,918
Lululemon Athletica, Inc.*	20,283	7,677,116
On Holding AG (Switzerland) (Class A Stock)*(a)	121,153	3,998,049

		14,040,083

Trading Companies & Distributors — 0.9%
Air Lease Corp.	45,044	1,885,091
Fastenal Co.(a)	67,893	4,005,008
Watsco, Inc.(a)	5,600	2,136,232

		8,026,331

TOTAL COMMON STOCKS
(cost $750,208,964)		867,129,679

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.9%
iShares Core S&P Mid-Cap ETF	12,874	3,366,294
iShares Russell Mid-Cap Growth ETF	94,702	9,151,054
Vanguard Mid-Cap Growth ETF	51,951	10,689,957
Vanguard Mid-Cap Value ETF	25,096	3,472,785

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $30,408,363)		26,680,090

TOTAL LONG-TERM INVESTMENTS (cost $780,617,327)		893,809,769

SHORT-TERM INVESTMENTS — 13.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	16,131,628	16,131,628

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $108,023,024; includes $107,598,310 of cash collateral for securities on loan)(b)(wi)	108,091,699	$108,016,035
TOTAL SHORT-TERM INVESTMENTS (cost $124,154,652)		124,147,663
TOTAL INVESTMENTS—112.0% (cost $904,771,979)		1,017,957,432
Liabilities in excess of other assets — (12.0)%		(109,048,241)

NET ASSETS — 100.0%		$908,909,191

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $106,811,900; cash collateral of $107,598,310 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$14,128,418	$—	$—
Automobile Components	10,314,875	—	—
Beverages	5,236,083	—	—
Biotechnology	28,734,131	—	—
Broadline Retail	875,037	—	—
Building Products	18,849,229	—	—
Capital Markets	40,938,889	—	—
Chemicals	2,404,764	—	—
Commercial Services & Supplies	36,045,824	—	—
Communications Equipment	6,085,515	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Construction & Engineering	$12,103,937	$—	$—
Construction Materials	11,457,047	—	—
Consumer Staples Distribution & Retail	2,682,651	—	—
Distributors	12,065,004	—	—
Diversified Consumer Services	4,778,001	—	—
Electrical Equipment	20,347,118	—	—
Electronic Equipment, Instruments & Components	37,499,285	—	—
Energy Equipment & Services	2,014,593	—	—
Entertainment	9,617,233	—	—
Financial Services	4,838,638	—	—
Ground Transportation	8,629,731	—	—
Health Care Equipment & Supplies	63,108,098	—	—
Health Care Providers & Services	19,239,199	—	—
Health Care Technology	6,952,187	—	—
Hotels, Restaurants & Leisure	25,624,510	—	—
Household Durables	2,689,070	—	—
Household Products	2,681,754	—	—
Insurance	17,869,695	—	—
Interactive Media & Services	15,244,698	—	—
IT Services	15,444,070	—	—
Leisure Products	3,489,426	—	—
Life Sciences Tools & Services	45,149,327	—	—
Machinery	20,062,844	—	—
Media	11,399,216	—	—
Metals & Mining	1,462,800	—	—
Oil, Gas & Consumable Fuels	17,002,492	—	—
Pharmaceuticals	3,822,633	—	—
Professional Services	28,912,021	2,974,608	—
Real Estate Management & Development	18,293,861	—	—
Semiconductors & Semiconductor Equipment	67,381,620	2,904,717	—
Software	111,343,256	—	—
Specialized REITs	2,997,072	—	—
Specialty Retail	49,368,088	—	—
Textiles, Apparel & Luxury Goods	14,040,083	—	—
Trading Companies & Distributors	8,026,331	—	—
Unaffiliated Exchange-Traded Funds	26,680,090	—	—
Short-Term Investments
Affiliated Mutual Funds	124,147,663	—	—

Total	$1,012,078,107	$5,879,325	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (11.8% represents investments purchased with collateral from securities on loan)	13.7%
Software	12.2
Semiconductors & Semiconductor Equipment	7.7
Health Care Equipment & Supplies	6.9
Specialty Retail	5.4
Life Sciences Tools & Services	5.0
Capital Markets	4.5
Electronic Equipment, Instruments & Components	4.1
Commercial Services & Supplies	4.0
Professional Services	3.5

Biotechnology	3.2%
Unaffiliated Exchange-Traded Funds	2.9
Hotels, Restaurants & Leisure	2.8
Electrical Equipment	2.2
Machinery	2.2
Health Care Providers & Services	2.1
Building Products	2.1
Real Estate Management & Development	2.0
Insurance	2.0
Oil, Gas & Consumable Fuels	1.9
IT Services	1.7

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Interactive Media & Services	1.7%
Aerospace & Defense	1.6
Textiles, Apparel & Luxury Goods	1.5
Construction & Engineering	1.3
Distributors	1.3
Construction Materials	1.3
Media	1.3
Automobile Components	1.1
Entertainment	1.1
Ground Transportation	0.9
Trading Companies & Distributors	0.9
Health Care Technology	0.8
Communications Equipment	0.7
Beverages	0.6
Financial Services	0.5

Diversified Consumer Services	0.5%
Pharmaceuticals	0.4
Leisure Products	0.4
Specialized REITs	0.3
Household Durables	0.3
Consumer Staples Distribution & Retail	0.3
Household Products	0.3
Chemicals	0.3
Energy Equipment & Services	0.2
Metals & Mining	0.2
Broadline Retail	0.1

112.0
Liabilities in excess of other assets	(12.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$106,811,900	$(106,811,900)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $106,811,900:
Unaffiliated investments (cost $780,617,327)	$893,809,769
Affiliated investments (cost $124,154,652)	124,147,663
Cash	25
Foreign currency, at value (cost $7)	7
Receivable for investments sold	1,682,363
Dividends receivable	168,002
Tax reclaim receivable	110,670
Receivable for Portfolio shares sold	21,207
Prepaid expenses and other assets	10,643

Total Assets	1,019,950,349

LIABILITIES
Payable to broker for collateral for securities on loan	107,598,310
Payable for investments purchased	2,365,360
Accrued expenses and other liabilities	506,858
Management fee payable.	277,524
Payable for Portfolio shares purchased	234,981
Payable to affiliate	33,008
Distribution fee payable	24,410
Affiliated transfer agent fee payable	707

Total Liabilities	111,041,158

NET ASSETS	$908,909,191

Net assets were comprised of:
Partners’ Equity	$908,909,191

Net asset value and redemption price per share,
$908,909,191 / 65,237,932 outstanding shares of beneficial interest.	$13.93

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $24,587 foreign withholding tax, of which $384 is reimbursable by an affiliate)	$2,852,913
Affiliated income from securities lending, net	98,648
Affiliated dividend income	44,960
Interest income	12,405

Total income	3,008,926

EXPENSES
Management fee	3,498,131
Distribution fee	1,065,816
Custodian and accounting fees	84,990
Audit fee	12,522
Professional fees	11,672
Trustees’ fees	11,309
Shareholders’ reports	4,433
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,996
Miscellaneous	19,852

Total expenses	4,712,721
Less: Fee waiver and/or expense reimbursement	(235,453)

Net expenses	4,477,268

NET INVESTMENT INCOME (LOSS)	(1,468,342)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(31,267))	2,073,834
Foreign currency transactions	(565)

2,073,269

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6,648))	121,838,749
Foreign currencies	434

121,839,183

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	123,912,452

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$122,444,110

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,468,342)	$(4,247,235)
Net realized gain (loss) on investment and foreign currency transactions	2,073,269	(54,373,709)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	121,839,183	(358,678,591)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	122,444,110	(417,299,535)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,588,835 and 13,344,780 shares, respectively]	46,192,256	172,718,921
Portfolio shares purchased [5,213,155 and 23,436,199 shares, respectively]	(67,556,565)	(293,164,206)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(21,364,309)	(120,445,285)

TOTAL INCREASE (DECREASE)	101,079,801	(537,744,820)
NET ASSETS:
Beginning of period	807,829,390	1,345,574,210

End of period	$908,909,191	$807,829,390

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.08		$17.49	$15.83	$11.74	$9.02		$9.43

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.06)	(0.13)	(0.06)	(0.03)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.87		(5.35)	1.79	4.15	2.75		(0.39)

Total from investment operations	1.85		(5.41)	1.66	4.09	2.72		(0.41)

Capital Contributions	—		—	—	—	—	(b)(c)	—	(c)(d)

Net Asset Value, end of period	$13.93		$12.08	$17.49	$15.83	$11.74		$9.02

Total Return(e)	15.31%		(30.93)%	10.49%	34.84%	30.16	%(f)	(4.35	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$909		$808	$1,346	$1,603	$1,417		$1,160
Average net assets (in millions)	$860		$964	$1,458	$1,340	$1,378		$1,410
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.05	%(h)	1.05%	1.05%	1.04%	1.00%		0.98%
Expenses before waivers and/or expense reimbursement	1.11	%(h)	1.10%	1.08%	1.09%	1.08%		1.08%
Net investment income (loss)	(0.34	)%(h)	(0.44)%	(0.79)%	(0.49)%	(0.30)%		(0.24)%
Portfolio turnover rate(i)	21%		115%	50%	78%	125%		66%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 95.5%
Aerospace & Defense — 1.3%
Howmet Aerospace, Inc.	58,836	$2,915,912
L3Harris Technologies, Inc.	8,718	1,706,723
Textron, Inc.	56,200	3,800,806

		8,423,441

Automobile Components — 2.0%
Aptiv PLC*	42,273	4,315,651
BorgWarner, Inc.	73,800	3,609,558
Lear Corp.	11,049	1,586,084
Visteon Corp.*	20,756	2,980,769

		12,492,062

Banks — 3.8%
Columbia Banking System, Inc.(a)	60,217	1,221,201
East West Bancorp, Inc.	18,992	1,002,588
Huntington Bancshares, Inc.	99,500	1,072,610
M&T Bank Corp.	47,956	5,935,034
New York Community Bancorp, Inc.(a)	422,303	4,746,686
Prosperity Bancshares, Inc.	67,633	3,819,912
Regions Financial Corp.	93,383	1,664,085
SouthState Corp.(a)	51,308	3,376,066
Zions Bancorp NA	26,399	709,077

		23,547,259

Beverages — 0.3%
Coca-Cola Europacific Partners PLC (United Kingdom)	29,978	1,931,482

Building Products — 3.8%
Builders FirstSource, Inc.*(a)	24,068	3,273,248
Carrier Global Corp.(a)	53,400	2,654,514
Fortune Brands Innovations, Inc.	78,078	5,617,712
Johnson Controls International PLC	53,236	3,627,501
Masco Corp.	43,308	2,485,013
Owens Corning	18,200	2,375,100
Zurn Elkay Water Solutions Corp.	142,777	3,839,274

		23,872,362

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	71,100	3,165,372
Cboe Global Markets, Inc.	9,725	1,342,147
Evercore, Inc. (Class A Stock)	14,561	1,799,594
Invesco Ltd.	57,087	959,633
Northern Trust Corp.	24,645	1,827,180
Raymond James Financial, Inc.(a)	26,891	2,790,479
State Street Corp.	11,968	875,818
T. Rowe Price Group, Inc.	25,500	2,856,510
TPG, Inc.(a)	33,694	985,887

		16,602,620

Chemicals — 4.0%
Ashland, Inc.	19,913	1,730,639
Axalta Coating Systems Ltd.*	55,575	1,823,416
Celanese Corp.(a)	38,118	4,414,064
Corteva, Inc.	39,867	2,284,379
DuPont de Nemours, Inc.	35,846	2,560,838
Eastman Chemical Co.	28,944	2,423,192
Ingevity Corp.*	42,002	2,442,836

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
International Flavors & Fragrances, Inc.	17,452	$1,389,005
RPM International, Inc.	30,100	2,700,873
Westlake Corp.	26,800	3,201,796

		24,971,038

Commercial Services & Supplies — 1.3%
Clean Harbors, Inc.*	10,429	1,714,841
GFL Environmental, Inc. (Canada)(a)	43,006	1,668,633
Republic Services, Inc.	30,573	4,682,866

		8,066,340

Communications Equipment — 1.6%
F5, Inc.*	16,112	2,356,541
Lumentum Holdings, Inc.*(a)	53,529	3,036,700
Motorola Solutions, Inc.	15,417	4,521,498

		9,914,739

Construction & Engineering — 0.3%
Quanta Services, Inc.	10,912	2,143,662

Construction Materials — 0.3%
Vulcan Materials Co.	9,442	2,128,604

Consumer Finance — 0.3%
SLM Corp.	112,131	1,829,978

Consumer Staples Distribution & Retail — 2.3%
Albertson’s Cos., Inc. (Class A Stock)	72,763	1,587,689
BJ’s Wholesale Club Holdings, Inc.*	28,000	1,764,280
Dollar Tree, Inc.*	13,449	1,929,931
Sysco Corp.	46,550	3,454,010
US Foods Holding Corp.*	135,367	5,956,148

		14,692,058

Containers & Packaging — 3.4%
AptarGroup, Inc.	21,800	2,525,748
Avery Dennison Corp.	28,873	4,960,381
Berry Global Group, Inc.	32,058	2,062,612
Crown Holdings, Inc.(a)	55,502	4,821,459
Graphic Packaging Holding Co.	70,022	1,682,629
Packaging Corp. of America	24,500	3,237,920
Westrock Co.	65,974	1,917,864

		21,208,613

Distributors — 0.6%
LKQ Corp.	62,538	3,644,089

Diversified REITs — 0.2%
WP Carey, Inc.(a)	22,373	1,511,520

Electric Utilities — 2.6%
Alliant Energy Corp.	68,700	3,605,376
Edison International	22,234	1,544,151
Eversource Energy	22,191	1,573,786
PG&E Corp.*	240,318	4,152,695
Pinnacle West Capital Corp.(a)	26,282	2,140,932
Xcel Energy, Inc.	53,500	3,326,095

		16,343,035

Electrical Equipment — 1.7%
Eaton Corp. PLC	16,922	3,403,014
Hubbell, Inc.	6,550	2,171,718

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST MID-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Regal Rexnord Corp.	15,229	$2,343,743
Sensata Technologies Holding PLC	37,227	1,674,843
Vicor Corp.*	21,982	1,187,028

		10,780,346

Electronic Equipment, Instruments & Components — 3.1%
Amphenol Corp. (Class A Stock)	42,000	3,567,900
Corning, Inc.	52,180	1,828,387
Flex Ltd.*	366,249	10,123,123
TE Connectivity Ltd.	14,314	2,006,250
Zebra Technologies Corp. (Class A Stock)*	6,646	1,966,086

		19,491,746

Energy Equipment & Services — 0.4%
Halliburton Co.	42,230	1,393,168
TechnipFMC PLC (United Kingdom)*	58,241	967,965

		2,361,133

Entertainment — 0.6%
Electronic Arts, Inc.	11,352	1,472,354
Live Nation Entertainment, Inc.*	24,200	2,204,862

		3,677,216

Financial Services — 2.2%
Corebridge Financial, Inc.(a)	62,488	1,103,538
Equitable Holdings, Inc.	88,902	2,414,578
Global Payments, Inc.	40,952	4,034,591
Voya Financial, Inc.	82,702	5,930,561

		13,483,268

Food Products — 1.1%
Ingredion, Inc.(a)	24,433	2,588,676
J.M. Smucker Co. (The)(a)	16,228	2,396,389
Tyson Foods, Inc. (Class A Stock)	42,700	2,179,408

		7,164,473

Gas Utilities — 0.2%
Atmos Energy Corp.(a)	9,336	1,086,150

Ground Transportation — 1.6%
Avis Budget Group, Inc.*	2,954	675,491
J.B. Hunt Transport Services, Inc.	18,275	3,308,323
Knight-Swift Transportation Holdings, Inc.	26,997	1,499,954
Landstar System, Inc.	12,800	2,464,512
XPO, Inc.*	35,215	2,077,685

		10,025,965

Health Care Equipment & Supplies — 2.8%
Cooper Cos., Inc. (The)	8,000	3,067,440
Hologic, Inc.*	36,400	2,947,308
Integra LifeSciences Holdings Corp.*	71,043	2,921,999
STERIS PLC	7,377	1,659,678
Teleflex, Inc.	5,375	1,300,911
Zimmer Biomet Holdings, Inc.	40,129	5,842,782

		17,740,118

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services — 3.2%
AmerisourceBergen Corp.(a)	16,411	$3,157,969
Encompass Health Corp.	37,766	2,557,136
Laboratory Corp. of America Holdings	6,573	1,586,262
Molina Healthcare, Inc.*	22,044	6,640,534
Quest Diagnostics, Inc.	26,300	3,696,728
Universal Health Services, Inc. (Class B Stock)	15,210	2,399,682

		20,038,311

Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	88,943	1,496,911

Hotels, Restaurants & Leisure — 3.6%
Aramark(a)	52,176	2,246,177
Darden Restaurants, Inc.(a)	15,600	2,606,448
Denny’s Corp.*	219,003	2,698,117
Hilton Worldwide Holdings, Inc.	14,800	2,154,140
Hyatt Hotels Corp. (Class A Stock)(a)	13,243	1,517,383
International Game Technology PLC	59,126	1,885,528
Wendy’s Co. (The)	95,734	2,082,214
Wyndham Hotels & Resorts, Inc.	48,735	3,341,759
Yum! Brands, Inc.	28,000	3,879,400

		22,411,166

Household Durables — 0.7%
Newell Brands, Inc.	119,424	1,038,989
Toll Brothers, Inc.	42,739	3,379,372

		4,418,361

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	101,677	2,107,764

Industrial REITs — 0.2%
STAG Industrial, Inc.	32,533	1,167,284

Insurance — 7.4%
Aegon NV (Netherlands)(a)	817,054	4,142,464
American Financial Group, Inc.	29,100	3,455,625
American International Group, Inc.	31,024	1,785,121
Arthur J. Gallagher & Co.	15,092	3,313,750
Assurant, Inc.	20,021	2,517,040
Cincinnati Financial Corp.	11,350	1,104,582
Everest Re Group Ltd.	23,575	8,059,349
Hanover Insurance Group, Inc. (The)	7,634	862,871
Hartford Financial Services Group, Inc. (The)	79,774	5,745,323
Kemper Corp.	90,699	4,377,134
Old Republic International Corp.	129,300	3,254,481
Progressive Corp. (The)	23,000	3,044,510
W.R. Berkley Corp.	40,000	2,382,400
Willis Towers Watson PLC	10,677	2,514,434

		46,559,084

Interactive Media & Services — 0.3%
Cargurus, Inc.*	73,812	1,670,366

IT Services — 0.3%
Amdocs Ltd.	19,939	1,970,970

Leisure Products — 0.7%
Brunswick Corp.	26,974	2,337,027

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST MID-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Leisure Products (cont’d.)
Mattel, Inc.*	87,405	$1,707,894

		4,044,921

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	11,168	1,342,952
ICON PLC*(a)	7,947	1,988,339
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	29,277	363,913
Revvity, Inc.	10,311	1,224,844

		4,920,048

Machinery — 5.6%
AGCO Corp.	19,900	2,615,258
Ingersoll Rand, Inc.	33,886	2,214,789
ITT, Inc.	18,846	1,756,636
John Bean Technologies Corp.	28,003	3,396,764
Lincoln Electric Holdings, Inc.	10,900	2,165,067
Middleby Corp. (The)*	46,996	6,947,419
Oshkosh Corp.	21,925	1,898,486
PACCAR, Inc.	31,808	2,660,739
Parker-Hannifin Corp.	4,575	1,784,433
Stanley Black & Decker, Inc.	16,821	1,576,296
Toro Co. (The)	26,350	2,678,477
Westinghouse Air Brake Technologies Corp.	26,303	2,884,650
Xylem, Inc.	23,600	2,657,832

		35,236,846

Media — 0.2%
Liberty Broadband Corp. (Class C Stock)*	16,616	1,331,108

Metals & Mining — 0.8%
Franco-Nevada Corp. (Canada)(a)	21,400	3,051,640
Reliance Steel & Aluminum Co.	6,475	1,758,545

		4,810,185

Multi-Utilities — 1.4%
CenterPoint Energy, Inc.	65,765	1,917,050
CMS Energy Corp.	34,434	2,022,998
Public Service Enterprise Group, Inc.	39,338	2,462,952
Sempra Energy	13,965	2,033,164

		8,436,164

Office REITs — 0.6%
Alexandria Real Estate Equities, Inc.(a)	30,300	3,438,747

Oil, Gas & Consumable Fuels — 4.7%
Chesapeake Energy Corp.	22,434	1,877,277
Coterra Energy, Inc.	127,700	3,230,810
Devon Energy Corp.	98,332	4,753,369
Diamondback Energy, Inc.	41,060	5,393,642
Hess Corp.	22,734	3,090,687
Marathon Oil Corp.	132,002	3,038,686
Pioneer Natural Resources Co.	10,927	2,263,856
Plains GP Holdings LP (Class A Stock)*(a)	118,045	1,750,607
Targa Resources Corp.	27,089	2,061,473

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	15,635	$1,833,986

		29,294,393

Passenger Airlines — 1.0%
Alaska Air Group, Inc.*	88,655	4,714,673
Delta Air Lines, Inc.*	38,407	1,825,869

		6,540,542

Personal Care Products — 0.2%
Kenvue, Inc.*(a)	41,580	1,098,544

Pharmaceuticals — 0.2%
Organon & Co.	53,551	1,114,396

Professional Services — 4.2%
Dun & Bradstreet Holdings, Inc.(a)	79,558	920,486
FTI Consulting, Inc.*(a)	9,700	1,844,940
Genpact Ltd.(a)	77,500	2,911,675
KBR, Inc.	58,454	3,803,017
Leidos Holdings, Inc.	114,716	10,150,072
ManpowerGroup, Inc.	25,400	2,016,760
Maximus, Inc.	35,900	3,033,909
TransUnion(a)	21,525	1,686,053

		26,366,912

Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.*	8,275	1,289,245

Residential REITs — 2.1%
American Homes 4 Rent (Class A Stock)	47,800	1,694,510
Camden Property Trust	29,600	3,222,552
Equity LifeStyle Properties, Inc.	45,600	3,050,184
Essex Property Trust, Inc.	7,986	1,871,120
Mid-America Apartment Communities, Inc.	6,701	1,017,614
Sun Communities, Inc.	15,433	2,013,389

		12,869,369

Retail REITs — 1.6%
Brixmor Property Group, Inc.	234,270	5,153,940
NNN REIT, Inc.(a)	86,000	3,679,940
Spirit Realty Capital, Inc.(a)	29,318	1,154,543

		9,988,423

Semiconductors & Semiconductor Equipment — 3.3%
Marvell Technology, Inc.	30,863	1,844,990
MKS Instruments, Inc.	77,478	8,375,372
NXP Semiconductors NV (China)	13,111	2,683,559
ON Semiconductor Corp.*	23,655	2,237,290
Skyworks Solutions, Inc.	31,000	3,431,390
Synaptics, Inc.*	27,453	2,343,937

		20,916,538

Software — 0.4%
Black Knight, Inc.*	17,464	1,043,125
Check Point Software Technologies Ltd. (Israel)*	7,813	981,469
Verint Systems, Inc.*	19,405	680,339

		2,704,933

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST MID-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs — 1.9%
Gaming & Leisure Properties, Inc.	56,789	$2,751,995
Lamar Advertising Co. (Class A Stock)	37,100	3,682,175
Life Storage, Inc.	21,880	2,909,165
VICI Properties, Inc.	85,129	2,675,604

		12,018,939

Specialty Retail — 1.2%
Monro, Inc.(a)	48,607	1,974,903
Ross Stores, Inc.	50,387	5,649,894

		7,624,797

Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	130,000	2,184,000
Seagate Technology Holdings PLC(a)	17,109	1,058,534
Western Digital Corp.*	82,000	3,110,260

		6,352,794

Textiles, Apparel & Luxury Goods — 2.1%
PVH Corp.	19,611	1,666,347
Ralph Lauren Corp.(a)	22,300	2,749,590
Skechers USA, Inc. (Class A Stock)*	36,187	1,905,607
Steven Madden Ltd.	126,318	4,129,335
Tapestry, Inc.	50,725	2,171,030
VF Corp.	42,295	807,412

		13,429,321

Trading Companies & Distributors — 0.6%
AerCap Holdings NV (Ireland)*(a)	61,211	3,888,123

TOTAL COMMON STOCKS (cost $549,390,986)		598,688,822

PREFERRED STOCK — 0.2%
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	15,689	1,254,748

(cost $1,374,987)
UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.9%
iShares Russell Mid-Cap Value ETF(a)	60,657	6,662,565
Vanguard Mid-Cap Value ETF	85,617	11,847,680

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $17,813,298)		18,510,245

TOTAL LONG-TERM INVESTMENTS (cost $568,579,271)		618,453,815

	Shares	Value

SHORT-TERM INVESTMENTS — 13.4%
AFFILIATED MUTUAL FUNDS — 13.4%
PGIM Core Government Money Market Fund(wi)	8,026,336	$8,026,336
PGIM Institutional Money Market Fund (cost $75,868,800; includes $75,513,385 of cash collateral for securities on loan)(b)(wi)	75,914,023	75,860,884

TOTAL AFFILIATED MUTUAL FUNDS (cost $83,895,136)		83,887,220

UNAFFILIATED FUND — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	45,641	45,641

(cost $45,641)
TOTAL SHORT-TERM INVESTMENTS (cost $83,940,777)		83,932,861

TOTAL INVESTMENTS—112.0% (cost $652,520,048)		702,386,676
Liabilities in excess of other assets — (12.0)%		(75,215,256)

NET ASSETS — 100.0%		$627,171,420

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,314,897; cash collateral of $75,513,385 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST MID-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,423,441	$—	$—
Automobile Components	12,492,062	—	—
Banks	23,547,259	—	—
Beverages	1,931,482	—	—
Building Products	23,872,362	—	—
Capital Markets	16,602,620	—	—
Chemicals	24,971,038	—	—
Commercial Services & Supplies	8,066,340	—	—
Communications Equipment	9,914,739	—	—
Construction & Engineering	2,143,662	—	—
Construction Materials	2,128,604	—	—
Consumer Finance	1,829,978	—	—
Consumer Staples Distribution & Retail.	14,692,058	—	—
Containers & Packaging	21,208,613	—	—
Distributors	3,644,089	—	—
Diversified REITs	1,511,520	—	—
Electric Utilities	16,343,035	—	—
Electrical Equipment	10,780,346	—	—
Electronic Equipment, Instruments & Components	19,491,746	—	—
Energy Equipment & Services	2,361,133	—	—
Entertainment	3,677,216	—	—
Financial Services	13,483,268	—	—
Food Products	7,164,473	—	—
Gas Utilities	1,086,150	—	—
Ground Transportation	10,025,965	—	—
Health Care Equipment & Supplies	17,740,118	—	—
Health Care Providers & Services	20,038,311	—	—
Hotel & Resort REITs	1,496,911	—	—
Hotels, Restaurants & Leisure	22,411,166	—	—
Household Durables	4,418,361	—	—
Independent Power & Renewable Electricity Producers	2,107,764	—	—
Industrial REITs	1,167,284	—	—
Insurance	46,559,084	—	—
Interactive Media & Services	1,670,366	—	—
IT Services	1,970,970	—	—
Leisure Products	4,044,921	—	—
Life Sciences Tools & Services	4,920,048	—	—
Machinery	35,236,846	—	—
Media	1,331,108	—	—
Metals & Mining	4,810,185	—	—
Multi-Utilities	8,436,164	—	—
Office REITs	3,438,747	—	—
Oil, Gas & Consumable Fuels	29,294,393	—	—
Passenger Airlines	6,540,542	—	—
Personal Care Products	1,098,544	—	—
Pharmaceuticals	1,114,396	—	—
Professional Services	26,366,912	—	—
Real Estate Management & Development	1,289,245	—	—
Residential REITs	12,869,369	—	—
Retail REITs	9,988,423	—	—
Semiconductors & Semiconductor Equipment	20,916,538	—	—
Software	2,704,933	—	—
Specialized REITs	12,018,939	—	—
Specialty Retail	7,624,797	—	—
Technology Hardware, Storage & Peripherals	6,352,794	—	—
Textiles, Apparel & Luxury Goods	13,429,321	—	—
Trading Companies & Distributors	3,888,123	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST MID-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Preferred Stock
Household Products	$—	$1,254,748	$—
Unaffiliated Exchange-Traded Funds	18,510,245	—	—
Short-Term Investments
Affiliated Mutual Funds	83,887,220	—	—
Unaffiliated Fund	45,641	—	—

Total	$701,131,928	$1,254,748	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (12.0% represents investments purchased with collateral from securities on loan)	13.4%
Insurance	7.4
Machinery	5.6
Oil, Gas & Consumable Fuels	4.7
Professional Services	4.2
Chemicals	4.0
Building Products	3.8
Banks	3.8
Hotels, Restaurants & Leisure	3.6
Containers & Packaging	3.4
Semiconductors & Semiconductor Equipment	3.3
Health Care Providers & Services	3.2
Electronic Equipment, Instruments & Components	3.1
Unaffiliated Exchange-Traded Funds	2.9
Health Care Equipment & Supplies	2.8
Capital Markets	2.7
Electric Utilities	2.6
Consumer Staples Distribution & Retail	2.3
Financial Services	2.2
Textiles, Apparel & Luxury Goods	2.1
Residential REITs	2.1
Automobile Components	2.0
Specialized REITs	1.9
Electrical Equipment	1.7
Ground Transportation	1.6
Retail REITs	1.6
Communications Equipment	1.6
Multi-Utilities	1.4
Aerospace & Defense	1.3
Commercial Services & Supplies	1.3
Specialty Retail	1.2
Food Products	1.1
Passenger Airlines	1.0

Technology Hardware, Storage & Peripherals	1.0%
Life Sciences Tools & Services	0.8
Metals & Mining	0.8
Household Durables	0.7
Leisure Products	0.7
Trading Companies & Distributors	0.6
Entertainment	0.6
Distributors	0.6
Office REITs	0.6
Software	0.4
Energy Equipment & Services	0.4
Construction & Engineering	0.3
Construction Materials	0.3
Independent Power & Renewable Electricity Producers	0.3
IT Services	0.3
Beverages	0.3
Consumer Finance	0.3
Interactive Media & Services	0.3
Diversified REITs	0.2
Hotel & Resort REITs	0.2
Media	0.2
Real Estate Management & Development	0.2
Household Products	0.2
Industrial REITs	0.2
Pharmaceuticals	0.2
Personal Care Products	0.2
Gas Utilities	0.2
Unaffiliated Fund	0.0 *

112.0
Liabilities in excess of other assets	(12.0)

100.0%

* Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST MID-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$74,314,897	$(74,314,897)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $74,314,897:
Unaffiliated investments (cost $568,624,912)	$618,499,456
Affiliated investments (cost $83,895,136)	83,887,220
Receivable for investments sold	1,687,481
Dividends receivable	663,983
Tax reclaim receivable	73,001
Prepaid expenses and other assets	1,336

Total Assets	704,812,477

LIABILITIES
Payable to broker for collateral for securities on loan	75,513,385
Payable for investments purchased	1,301,023
Accrued expenses and other liabilities	414,514
Management fee payable	207,709
Payable for Portfolio shares purchased	179,640
Distribution fee payable	16,880
Payable to affiliate	7,068
Affiliated transfer agent fee payable	707
Trustees’ fees payable	131

Total Liabilities	77,641,057

NET ASSETS	$627,171,420

Net assets were comprised of:
Partners’ Equity.	$627,171,420

Net asset value and redemption price per share, $627,171,420 / 13,888,105 outstanding shares of beneficial interest	$45.16

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $39,166 foreign withholding tax, of which $1,354 is reimbursable by an affiliate)	$6,346,818
Affiliated income from securities lending, net	81,154
Affiliated dividend income	24,780
Interest income	8,405

Total income	6,461,157

EXPENSES
Management fee	2,230,630
Distribution fee	768,757
Custodian and accounting fees	76,422
Audit fee	13,637
Professional fees	11,614
Trustees’ fees	9,331
Shareholders’ reports	4,480
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	4,005
Miscellaneous	17,678

Total expenses	3,136,554
Less: Fee waiver and/or expense reimbursement	(152,559)

Net expenses	2,983,995

NET INVESTMENT INCOME (LOSS)	3,477,162

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,353))	(1,026,162)
Foreign currency transactions	755

(1,025,407)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(13,339))	32,157,530
Foreign currencies	(43)

32,157,487

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	31,132,080

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,609,242

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,477,162	$7,237,898
Net realized gain (loss) on investment and foreign currency transactions	(1,025,407)	47,015,483
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	32,157,487	(125,358,452)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,609,242	(71,105,071)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [698,882 and 1,718,804 shares, respectively].	30,678,772	72,803,172
Portfolio shares purchased [1,253,213 and 6,707,939 shares, respectively]	(55,242,854)	(284,808,235)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(24,564,082)	(212,005,063)

TOTAL INCREASE (DECREASE)	10,045,160	(283,110,134)
NET ASSETS:
Beginning of period	617,126,260	900,236,394

End of period	$627,171,420	$617,126,260

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST MID-CAP VALUE PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$42.73		$46.33	$34.67	$35.30	$29.16		$34.91

Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.44	0.30	0.36	0.51		0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.18		(4.04)	11.36	(0.99)	5.63		(6.18)

Total from investment operations	2.43		(3.60)	11.66	(0.63)	6.14		(5.75)

Capital Contributions	—		—	—	—	—	(b)(c)	—	(c)(d)

Net Asset Value, end of period	$45.16		$42.73	$46.33	$34.67	$35.30		$29.16

Total Return(e)	5.69%		(7.77)%	33.63%	(1.78)%	21.01	%(f)	(16.47	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$627		$617	$900	$798	$849		$715
Average net assets (in millions)	$620		$716	$987	$667	$821		$922
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.97	%(h)	0.97%	0.97%	1.01%	1.00%		0.99%
Expenses before waivers and/or expense reimbursement	1.02	%(h)	1.01%	0.99%	1.01%	1.00%		0.99%
Net investment income (loss)	1.13	%(h)	1.01%	0.72%	1.25%	1.54%		1.25%
Portfolio turnover rate(i)	22%		38%	119%	49%	18%		20%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 95.1%
Aerospace & Defense — 1.5%
AAR Corp.*	39,382	$2,274,704
AeroVironment, Inc.*	34,141	3,491,941
Axon Enterprise, Inc.*(a)	16,238	3,168,359
Hexcel Corp.	35,389	2,690,272
Kratos Defense & Security Solutions, Inc.*	239,133	3,429,167
Mercury Systems, Inc.*	17,269	597,335
Moog, Inc. (Class A Stock)	15,209	1,649,112

		17,300,890

Air Freight & Logistics — 0.6%
Forward Air Corp.	42,776	4,538,961
GXO Logistics, Inc.*	37,944	2,383,642

		6,922,603

Automobile Components — 1.3%
Fox Factory Holding Corp.*	28,050	3,043,706
Gentherm, Inc.*	9,246	522,491
Visteon Corp.*(a)	81,307	11,676,498

		15,242,695

Banks — 0.7%
Axos Financial, Inc.*	13,459	530,823
First Bancorp(a)	43,029	1,280,113
National Bank Holdings Corp. (Class A Stock)	30,109	874,365
Pacific Premier Bancorp, Inc.	89,056	1,841,678
Popular, Inc. (Puerto Rico)	7,190	435,139
Texas Capital Bancshares, Inc.*	21,362	1,100,143
Wintrust Financial Corp.	21,801	1,583,189

		7,645,450

Beverages — 1.2%
Celsius Holdings, Inc.*(a)	51,853	7,735,949
Duckhorn Portfolio, Inc. (The)*	299,658	3,886,564
MGP Ingredients, Inc.(a)	9,701	1,031,023
Zevia PBC (Class A Stock)*(a)	130,007	560,330

		13,213,866

Biotechnology — 8.6%
89bio, Inc.*(a)	75,650	1,433,568
Abcam PLC (United Kingdom), ADR*	135,925	3,326,085
ACADIA Pharmaceuticals, Inc.*(a)	163,689	3,920,352
ACELYRIN, Inc.*(a)	136,753	2,858,138
Akero Therapeutics, Inc.*	30,420	1,420,310
Allogene Therapeutics, Inc.*(a)	75,523	375,349
Allovir, Inc.*	60,936	207,182
Amicus Therapeutics, Inc.*	105,523	1,325,369
Annexon, Inc.*	56,583	199,172
Apellis Pharmaceuticals, Inc.*	53,212	4,847,613
Arcellx, Inc.*(a)	33,964	1,073,942
Arrowhead Pharmaceuticals, Inc.*	56,501	2,014,826
BioAtla, Inc.*	38,773	116,319
Biomea Fusion, Inc.*(a)	39,671	870,778
Bioxcel Therapeutics, Inc.*(a)	44,477	296,217
Blueprint Medicines Corp.*(a)	52,781	3,335,759
Bridgebio Pharma, Inc.*(a)	106,634	1,834,105

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Crinetics Pharmaceuticals, Inc.*	93,222	$1,679,860
Deciphera Pharmaceuticals, Inc.*(a)	73,767	1,038,639
Halozyme Therapeutics, Inc.*	27,638	996,903
Ideaya Biosciences, Inc.*	45,811	1,076,559
IGM Biosciences, Inc.*(a)	20,733	191,366
Immunocore Holdings PLC (United Kingdom), ADR*	49,376	2,960,585
ImmunoGen, Inc.*	104,150	1,965,311
Immunovant, Inc.*	60,690	1,151,289
Insmed, Inc.*	147,054	3,102,839
Intellia Therapeutics, Inc.*(a)	13,419	547,227
IVERIC bio, Inc.*	62,532	2,460,009
Karuna Therapeutics, Inc.*	8,017	1,738,486
Krystal Biotech, Inc.*	36,908	4,332,999
Kymera Therapeutics, Inc.*(a)	55,032	1,265,186
Legend Biotech Corp., ADR*	18,678	1,289,342
Lyell Immunopharma, Inc.*(a)	77,273	245,728
Madrigal Pharmaceuticals, Inc.*	6,396	1,477,476
MannKind Corp.*(a)	612,364	2,492,321
MeiraGTx Holdings PLC*	50,513	339,447
Merus NV (Netherlands)*(a)	36,753	967,707
Morphic Holding, Inc.*(a)	54,017	3,096,795
Natera, Inc.*	27,147	1,320,973
Neurocrine Biosciences, Inc.*	12,341	1,163,756
Nurix Therapeutics, Inc.*	43,653	436,093
Nuvalent, Inc. (Class A Stock)*(a)	60,156	2,536,779
Opthea Ltd. (Australia), ADR*	102,346	286,569
Prelude Therapeutics, Inc.*	37,425	168,413
Prothena Corp. PLC (Ireland)*	16,096	1,099,035
PTC Therapeutics, Inc.*	30,390	1,235,961
Relay Therapeutics, Inc.*(a)	56,882	714,438
Replimune Group, Inc.*	115,523	2,682,444
Rhythm Pharmaceuticals, Inc.*(a)	60,829	1,003,070
Roivant Sciences Ltd.*(a)	129,750	1,307,880
Sana Biotechnology, Inc.*(a)	59,641	355,460
SpringWorks Therapeutics, Inc.*(a)	35,415	928,581
TG Therapeutics, Inc.*(a)	100,185	2,488,595
Travere Therapeutics, Inc.*(a)	67,504	1,036,861
Ultragenyx Pharmaceutical, Inc.*	84,114	3,880,179
Vaxcyte, Inc.*	88,939	4,441,614
Viking Therapeutics, Inc.*	85,000	1,377,850
Xencor, Inc.*	40,299	1,006,266
Xenon Pharmaceuticals, Inc. (Canada)*(a)	108,184	4,165,084
Zentalis Pharmaceuticals, Inc.*	39,724	1,120,614

		98,627,673

Broadline Retail — 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	105,000	6,082,650

Building Products — 2.1%
AAON, Inc.(a)	26,084	2,473,024
AZEK Co., Inc. (The)*(a)	330,511	10,011,178
Hayward Holdings, Inc.*	80,872	1,039,205
Simpson Manufacturing Co., Inc.	56,470	7,821,095
Tecnoglass, Inc.(a)	53,320	2,754,512

		24,099,014

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets — 1.1%
Evercore, Inc. (Class A Stock)	9,204	$1,137,522
Focus Financial Partners, Inc. (Class A Stock)*	8,275	434,520
GCM Grosvenor, Inc. (Class A Stock)(a)	241,691	1,822,350
Hamilton Lane, Inc. (Class A Stock)(a)	24,190	1,934,716
Houlihan Lokey, Inc.	20,207	1,986,550
Moelis & Co. (Class A Stock)(a)	48,961	2,219,892
Trinity Capital, Inc.(a)	73,744	977,846
WisdomTree, Inc.(a)	354,716	2,433,352

		12,946,748

Chemicals — 1.3%
Aspen Aerogels, Inc.*	58,133	458,669
Avient Corp.	40,363	1,650,847
Axalta Coating Systems Ltd.*	140,106	4,596,878
Element Solutions, Inc.	173,171	3,324,883
Ingevity Corp.*	48,702	2,832,508
Livent Corp.*(a)	64,320	1,764,298

		14,628,083

Commercial Services & Supplies — 2.4%
ACV Auctions, Inc. (Class A Stock)*	113,431	1,958,953
Boyd Group Services, Inc. (Canada)	13,938	2,659,241
Casella Waste Systems, Inc. (Class A Stock)*	16,468	1,489,531
Clean Harbors, Inc.*	24,520	4,031,824
GFL Environmental, Inc. (Canada)(a)	173,290	6,723,652
Montrose Environmental Group, Inc.*	57,248	2,411,286
MSA Safety, Inc.	9,591	1,668,450
RB Global, Inc. (Canada)(a)	85,687	5,141,220
Tetra Tech, Inc.	8,639	1,414,550

		27,498,707

Communications Equipment — 0.9%
Calix, Inc.*	37,329	1,863,090
Digi International, Inc.*(a)	58,553	2,306,403
Extreme Networks, Inc.*	163,342	4,255,059
Harmonic, Inc.*	93,992	1,519,851

		9,944,403

Construction & Engineering — 1.8%
Ameresco, Inc. (Class A Stock)*(a)	75,102	3,652,210
Arcosa, Inc.	23,543	1,783,853
Comfort Systems USA, Inc.	34,015	5,585,263
EMCOR Group, Inc.	13,105	2,421,542
MasTec, Inc.*(a)	30,313	3,576,025
Valmont Industries, Inc.	8,100	2,357,505
WillScot Mobile Mini Holdings Corp.*	33,626	1,606,986

		20,983,384

Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	129,970	4,919,365

Consumer Finance — 0.3%
FirstCash Holdings, Inc.	37,480	3,498,008

Consumer Staples Distribution & Retail — 1.0%
Grocery Outlet Holding Corp.*(a)	96,441	2,952,059
Performance Food Group Co.*(a)	77,338	4,658,841

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
US Foods Holding Corp.*	76,268	$3,355,792

		10,966,692

Containers & Packaging — 0.4%
Graphic Packaging Holding Co.	87,481	2,102,168
O-I Glass, Inc.*	78,652	1,677,647
Silgan Holdings, Inc.	22,940	1,075,657

		4,855,472

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.*	29,521	2,729,216
Duolingo, Inc.*	25,156	3,595,799
European Wax Center, Inc. (Class A Stock)*(a)	155,316	2,893,537
Savers Value Village, Inc.*	117,679	2,788,992

		12,007,544

Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.	28,434	1,913,324
Iridium Communications, Inc.(a)	55,700	3,460,084

		5,373,408

Electrical Equipment — 2.5%
Atkore, Inc.*	21,666	3,378,596
Babcock & Wilcox Enterprises, Inc.*(a)	229,049	1,351,389
Bloom Energy Corp. (Class A Stock)*(a)	108,915	1,780,760
Enovix Corp.*(a)	74,113	1,336,999
NEXTracker, Inc. (Class A Stock)*(a)	60,278	2,399,667
nVent Electric PLC	76,220	3,938,288
Regal Rexnord Corp.	21,661	3,333,628
Sensata Technologies Holding PLC	130,062	5,851,489
Shoals Technologies Group, Inc. (Class A Stock)*	125,942	3,219,078
Vertiv Holdings Co.	69,260	1,715,570

		28,305,464

Electronic Equipment, Instruments & Components — 2.1%
Advanced Energy Industries, Inc.	74,915	8,349,277
Badger Meter, Inc.	32,058	4,730,478
Belden, Inc.	19,880	1,901,522
Coherent Corp.*	30,021	1,530,471
IPG Photonics Corp.*	9,102	1,236,234
Littelfuse, Inc.	12,041	3,507,664
Methode Electronics, Inc.	39,639	1,328,699
Napco Security Technologies, Inc.(a)	33,222	1,151,142

		23,735,487

Energy Equipment & Services — 2.3%
Cactus, Inc. (Class A Stock)	138,656	5,867,922
ChampionX Corp.	250,712	7,782,100
TechnipFMC PLC (United Kingdom)*(a)	278,051	4,621,208
TETRA Technologies, Inc.*(a)	332,459	1,123,711
Valaris Ltd.*	24,169	1,520,955
Weatherford International PLC*	72,692	4,828,203

		25,744,099

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Entertainment — 0.3%
Vivid Seats, Inc. (Class A Stock)*	235,466	$1,864,891
World Wrestling Entertainment, Inc. (Class A Stock)(a)	16,353	1,773,810

		3,638,701

Financial Services — 2.5%
Essent Group Ltd.	28,110	1,315,548
Euronet Worldwide, Inc.*	27,840	3,267,581
Flywire Corp.*	151,524	4,703,305
Nuvei Corp. (Canada), 144A*	90,605	2,678,284
Payoneer Global, Inc.*	461,700	2,220,777
Remitly Global, Inc.*	111,914	2,106,221
Shift4 Payments, Inc. (Class A Stock)*(a)	175,862	11,942,788

		28,234,504

Food Products — 1.1%
Freshpet, Inc.*(a)	52,040	3,424,752
Oatly Group AB, ADR*(a)	288,899	592,243
Simply Good Foods Co. (The)*	151,094	5,528,530
Sovos Brands, Inc.*	61,107	1,195,253
Utz Brands, Inc.(a)	84,605	1,384,138

		12,124,916

Ground Transportation — 1.2%
Knight-Swift Transportation Holdings, Inc.	59,412	3,300,931
RXO, Inc.*	24,727	560,561
Saia, Inc.*	12,357	4,231,160
Werner Enterprises, Inc.(a)	46,268	2,044,120
XPO, Inc.*	53,918	3,181,162

		13,317,934

Health Care Equipment & Supplies — 7.0%
Alphatec Holdings, Inc.*	99,121	1,782,196
AtriCure, Inc.*	96,239	4,750,357
Axonics, Inc.*	20,931	1,056,388
CONMED Corp.(a)	16,814	2,284,854
CVRx, Inc.*(a)	45,556	703,385
Envista Holdings Corp.*	113,425	3,838,302
Glaukos Corp.*	30,619	2,180,379
Haemonetics Corp.*	18,350	1,562,319
ICU Medical, Inc.*(a)	12,283	2,188,708
Inari Medical, Inc.*(a)	34,949	2,031,935
Inspire Medical Systems, Inc.*	39,715	12,893,078
iRhythm Technologies, Inc.*	16,610	1,732,755
Lantheus Holdings, Inc.*	62,571	5,250,958
LivaNova PLC*	76,993	3,959,750
Merit Medical Systems, Inc.*	39,320	3,288,725
Orthofix Medical, Inc.*	73,126	1,320,655
Outset Medical, Inc.*(a)	37,643	823,252
PROCEPT BioRobotics Corp.*(a)	82,389	2,912,451
Pulmonx Corp.*	120,000	1,573,200
Shockwave Medical, Inc.*	26,761	7,637,857
Silk Road Medical, Inc.*	35,986	1,169,185
TransMedics Group, Inc.*(a)	86,814	7,290,640
Treace Medical Concepts, Inc.*	276,372	7,069,596

		79,300,925

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.*	32,076	$2,554,533
DocGo, Inc.*(a)	231,001	2,164,479
HealthEquity, Inc.*	95,879	6,053,800
NeoGenomics, Inc.*	229,425	3,686,860
Privia Health Group, Inc.*(a)	92,271	2,409,196
R1 RCM, Inc.*(a)	122,406	2,258,391
RadNet, Inc.*	69,937	2,281,345
Surgery Partners, Inc.*(a)	132,057	5,941,244

		27,349,848

Health Care Technology — 0.6%
Certara, Inc.*	113,684	2,070,186
Definitive Healthcare Corp.*(a)	143,790	1,581,690
Evolent Health, Inc. (Class A Stock)*	93,981	2,847,624

		6,499,500

Hotel & Resort REITs — 0.5%
Ryman Hospitality Properties, Inc.	62,869	5,841,788

Hotels, Restaurants & Leisure — 4.4%
BJ’s Restaurants, Inc.*	63,258	2,011,604
Bloomin’ Brands, Inc.	87,144	2,343,302
Cava Group, Inc.*(a)	28,150	1,152,743
Churchill Downs, Inc.(a)	54,559	7,592,976
Chuy’s Holdings, Inc.*(a)	45,992	1,877,393
Dave & Buster’s Entertainment, Inc.*	44,030	1,961,977
Everi Holdings, Inc.*	119,506	1,728,057
Genius Sports Ltd. (United Kingdom)*	277,274	1,716,326
Jack in the Box, Inc.	26,097	2,545,240
Papa John’s International, Inc.(a)	25,508	1,883,256
Penn Entertainment, Inc.*(a)	169,528	4,073,758
Planet Fitness, Inc. (Class A Stock)*(a)	43,722	2,948,612
Playa Hotels & Resorts NV*	162,032	1,318,940
Portillo’s, Inc. (Class A Stock)*	91,987	2,072,467
Sabre Corp.*(a)	415,721	1,326,150
SeaWorld Entertainment, Inc.*	21,104	1,182,035
Shake Shack, Inc. (Class A Stock)*	14,730	1,144,816
Texas Roadhouse, Inc.	25,407	2,852,698
Wingstop, Inc.	27,337	5,471,774
Wyndham Hotels & Resorts, Inc.	28,508	1,954,794
Xponential Fitness, Inc. (Class A Stock)*	91,214	1,573,441

		50,732,359

Household Durables — 1.3%
Installed Building Products, Inc.(a)	27,607	3,869,397
Meritage Homes Corp.	8,221	1,169,602
Skyline Champion Corp.*	62,266	4,075,310
TopBuild Corp.*	20,223	5,379,722

		14,494,031

Industrial REITs — 0.5%
STAG Industrial, Inc.(a)	126,100	4,524,468
Terreno Realty Corp.	18,714	1,124,711

		5,649,179

Insurance — 1.2%
BRP Group, Inc. (Class A Stock)*	100,785	2,497,453
Kinsale Capital Group, Inc.	18,996	7,108,303

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Palomar Holdings, Inc.*	44,407	$2,577,382
Skyward Specialty Insurance Group, Inc.*	80,363	2,041,220

		14,224,358

IT Services — 1.6%
DigitalOcean Holdings, Inc.*(a)	115,486	4,635,608
Fastly, Inc. (Class A Stock)*	136,225	2,148,268
Globant SA*(a)	10,730	1,928,396
Keywords Studios PLC (Ireland)	104,881	2,411,793
Perficient, Inc.*	27,895	2,324,490
Thoughtworks Holding, Inc.*(a)	330,727	2,496,989
Wix.com Ltd. (Israel)*(a)	25,281	1,977,985

		17,923,529

Leisure Products — 0.5%
Acushnet Holdings Corp.(a)	35,261	1,928,071
Brunswick Corp.	35,713	3,094,174
Funko, Inc. (Class A Stock)*(a)	89,047	963,489

		5,985,734

Life Sciences Tools & Services — 1.6%
Adaptive Biotechnologies Corp.*	112,874	757,385
Bruker Corp.	32,505	2,402,770
CryoPort, Inc.*(a)	75,548	1,303,203
Gerresheimer AG (Germany)	30,328	3,414,159
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	77,622	964,841
MaxCyte, Inc.*	141,676	650,293
Medpace Holdings, Inc.*	14,624	3,512,246
Oxford Nanopore Technologies PLC (United Kingdom)*	248,824	674,721
Pacific Biosciences of California, Inc.*(a)	192,390	2,558,787
Repligen Corp.*(a)	13,693	1,937,012

		18,175,417

Machinery — 2.1%
Astec Industries, Inc.	15,698	713,317
Chart Industries, Inc.*(a)	88,736	14,179,126
Crane Co.	43,625	3,887,860
Esab Corp.	16,206	1,078,347
Federal Signal Corp.	33,898	2,170,489
SPX Technologies, Inc.*	19,334	1,642,810

		23,671,949

Media — 0.1%
Magnite, Inc.*	99,746	1,361,533

Metals & Mining — 1.3%
ATI, Inc.*	197,825	8,749,800
Carpenter Technology Corp.	113,872	6,391,635

		15,141,435

Oil, Gas & Consumable Fuels — 2.8%
Cameco Corp. (Canada)(a)	114,616	3,590,919
Chesapeake Energy Corp.	26,267	2,198,022
Denbury, Inc.*	43,632	3,763,696
Excelerate Energy, Inc. (Class A Stock)	78,384	1,593,547

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Matador Resources Co.(a)	204,174	$10,682,384
Northern Oil & Gas, Inc.(a)	87,246	2,994,283
Permian Resources Corp.(a)	613,058	6,719,116

		31,541,967

Passenger Airlines — 0.2%
Sun Country Airlines Holdings, Inc.*	101,958	2,292,016

Personal Care Products — 1.2%
BellRing Brands, Inc.*	212,037	7,760,554
elf Beauty, Inc.*	34,960	3,993,481
Inter Parfums, Inc.	10,611	1,434,926
Thorne HealthTech, Inc.*(a)	103,333	485,665

		13,674,626

Pharmaceuticals — 2.3%
Amylyx Pharmaceuticals, Inc.*(a)	87,018	1,876,978
ANI Pharmaceuticals, Inc.*	18,711	1,007,213
Arvinas, Inc.*	25,108	623,181
Axsome Therapeutics, Inc.*(a)	20,484	1,471,980
Collegium Pharmaceutical, Inc.*	133,227	2,863,048
DICE Therapeutics, Inc.*	72,048	3,347,350
Harmony Biosciences Holdings, Inc.*	36,397	1,280,811
Intra-Cellular Therapies, Inc.*	55,691	3,526,354
Optinose, Inc.*(a)	206,134	253,545
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	61,826	6,303,779
Revance Therapeutics, Inc.*(a)	56,420	1,427,990
Ventyx Biosciences, Inc.*(a)	58,214	1,909,419

		25,891,648

Professional Services — 4.4%
CACI International, Inc. (Class A Stock)*	10,360	3,531,102
ExlService Holdings, Inc.*	32,874	4,965,946
Exponent, Inc.	30,635	2,858,858
First Advantage Corp.*(a)	78,536	1,210,240
FTI Consulting, Inc.*(a)	14,758	2,806,972
Jacobs Solutions, Inc.	39,115	4,650,382
KBR, Inc.	111,295	7,240,853
Maximus, Inc.	22,880	1,933,589
NV5 Global, Inc.*(a)	30,050	3,328,639
Paycor HCM, Inc.*(a)	202,376	4,790,240
Paylocity Holding Corp.*	8,482	1,565,183
Sterling Check Corp.*	56,834	696,785
TriNet Group, Inc.*(a)	46,316	4,398,631
WNS Holdings Ltd. (India), ADR*	89,252	6,579,657

		50,557,077

Real Estate Management & Development — 0.1%
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR*	39,230	1,263,991

Semiconductors & Semiconductor Equipment — 4.9%
Aehr Test Systems*(a)	35,326	1,457,197
Allegro MicroSystems, Inc. (Japan)*	76,733	3,463,727
Ambarella, Inc.*	13,010	1,088,547
Axcelis Technologies, Inc.*	41,660	7,637,528
Credo Technology Group Holding Ltd.*(a)	127,617	2,212,879

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
FormFactor, Inc.*	108,201	$3,702,638
Impinj, Inc.*(a)	54,374	4,874,629
indie Semiconductor, Inc. (China) (Class A Stock)*(a)	191,096	1,796,302
Lattice Semiconductor Corp.*(a)	42,726	4,104,687
MACOM Technology Solutions Holdings, Inc.*	124,460	8,155,864
Maxeon Solar Technologies Ltd.*(a)	44,242	1,245,855
Nova Ltd. (Israel)*	14,804	1,736,509
PDF Solutions, Inc.*	53,037	2,391,969
Rambus, Inc.*	64,830	4,160,141
SiTime Corp.*	27,830	3,283,105
SkyWater Technology, Inc.*(a)	95,795	902,389
Universal Display Corp.	22,946	3,307,207

		55,521,173

Software — 7.9%
Agilysys, Inc.*	35,755	2,454,223
Alkami Technology, Inc.*(a)	145,554	2,385,630
Altair Engineering, Inc. (Class A Stock)*	14,390	1,091,338
Appfolio, Inc. (Class A Stock)*	11,024	1,897,671
Applied Digital Corp.*	49,674	464,452
Box, Inc. (Class A Stock)*(a)	65,055	1,911,316
Braze, Inc. (Class A Stock)*(a)	48,779	2,136,032
Clear Secure, Inc. (Class A Stock)(a)	17,966	416,272
Clearwater Analytics Holdings, Inc. (Class A Stock)*	94,840	1,505,111
Confluent, Inc. (Class A Stock)*(a)	122,818	4,336,704
CyberArk Software Ltd.*(a)	43,000	6,722,190
DoubleVerify Holdings, Inc.*	101,546	3,952,170
Elastic NV*(a)	30,159	1,933,795
EngageSmart, Inc.*	61,500	1,174,035
Five9, Inc.*	74,146	6,113,338
Gitlab, Inc. (Class A Stock)*	45,500	2,325,505
HashiCorp, Inc. (Class A Stock)*	12,300	322,014
Jamf Holding Corp.*(a)	84,577	1,650,943
Kinaxis, Inc. (Canada)*	17,936	2,562,963
Model N, Inc.*(a)	87,908	3,108,427
Monday.com Ltd.*(a)	23,219	3,975,557
PagerDuty, Inc.*(a)	44,260	994,965
PowerSchool Holdings, Inc. (Class A Stock)*	89,634	1,715,595
Procore Technologies, Inc.*(a)	110,686	7,202,338
Q2 Holdings, Inc.*(a)	75,933	2,346,330
Rapid7, Inc.*	80,265	3,634,399
Smartsheet, Inc. (Class A Stock)*(a)	32,895	1,258,563
Sprout Social, Inc. (Class A Stock)*(a)	83,687	3,862,992
SPS Commerce, Inc.*	12,535	2,407,472
Tenable Holdings, Inc.*	134,970	5,877,943
Varonis Systems, Inc.*	259,993	6,928,813
Zuora, Inc. (Class A Stock)*	136,387	1,496,165

		90,165,261

Specialty Retail — 0.8%
Arhaus, Inc.*(a)	79,217	826,234
Five Below, Inc.*	11,882	2,335,288
National Vision Holdings, Inc.*	77,473	1,881,819

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Petco Health & Wellness Co., Inc.*(a)	400,929	$3,568,268

		8,611,609

Technology Hardware, Storage & Peripherals — 1.6%
Corsair Gaming, Inc.*	32,458	575,805
Pure Storage, Inc. (Class A Stock)*	91,896	3,383,611
Super Micro Computer, Inc.*(a)	58,570	14,598,572

		18,557,988

Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.(a)	18,720	1,445,933
Crocs, Inc.*	10,025	1,127,211
Deckers Outdoor Corp.*	5,069	2,674,708
On Holding AG (Switzerland) (Class A Stock)*(a)	44,248	1,460,184
Ralph Lauren Corp.(a)	30,320	3,738,456
Skechers USA, Inc. (Class A Stock)*	71,842	3,783,200
Tapestry, Inc.	38,610	1,652,508
Under Armour, Inc. (Class C Stock)*(a)	328,240	2,202,490

		18,084,690

Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	34,199	4,953,041
Boise Cascade Co.	33,058	2,986,790
Core & Main, Inc. (Class A Stock)*(a)	99,848	3,129,236
FTAI Aviation Ltd.(a)	171,116	5,417,533
Herc Holdings, Inc.	51,110	6,994,404
McGrath RentCorp	30,430	2,814,166
SiteOne Landscape Supply, Inc.*	18,711	3,131,473

		29,426,643

TOTAL COMMON STOCKS (cost $974,592,870)		1,083,798,034

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.1%
iShares Russell 2000 Growth ETF	38,373	9,311,592
Vanguard Small-Cap Growth ETF	92,060	21,149,864
Vanguard Small-Cap Value ETF	26,557	4,392,528

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $40,879,339)		34,853,984

	Units

WARRANTS* — 0.0%
Pharmaceuticals
Optinose, Inc., expiring 11/23/27	66,494	1

(cost $665)

TOTAL LONG-TERM INVESTMENTS (cost $1,015,472,874)		1,118,652,019

	Shares

SHORT-TERM INVESTMENTS — 25.2%
AFFILIATED MUTUAL FUNDS — 24.7%
PGIM Core Government Money Market Fund(wi)	22,493,752	22,493,752

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $259,695,335; includes $258,553,349 of cash collateral for securities on loan)(b)(wi)	259,838,858	$259,656,971

TOTAL AFFILIATED MUTUAL FUNDS (cost $282,189,087)		282,150,723

UNAFFILIATED FUND — 0.5%
BlackRock Liquidity FedFund (Institutional Shares)	5,621,188	5,621,188

(cost $5,621,188)

TOTAL SHORT-TERM INVESTMENTS (cost $287,810,275)		287,771,911

TOTAL INVESTMENTS—123.4% (cost $1,303,283,149)		1,406,423,930
Liabilities in excess of other assets — (23.4)%		(266,868,517)

NET ASSETS — 100.0%		$1,139,555,413

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $255,881,690; cash collateral of $258,553,349 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$17,300,890	$—	$—
Air Freight & Logistics	6,922,603	—	—
Automobile Components	15,242,695	—	—
Banks	7,645,450	—	—
Beverages	13,213,866	—	—
Biotechnology	98,627,673	—	—
Broadline Retail	6,082,650	—	—
Building Products	24,099,014	—	—
Capital Markets	12,946,748	—	—
Chemicals	14,628,083	—	—
Commercial Services & Supplies	27,498,707	—	—
Communications Equipment	9,944,403	—	—
Construction & Engineering	20,983,384	—	—
Construction Materials	4,919,365	—	—
Consumer Finance	3,498,008	—	—
Consumer Staples Distribution & Retail	10,966,692	—	—
Containers & Packaging	4,855,472	—	—
Diversified Consumer Services	12,007,544	—	—
Diversified Telecommunication Services	5,373,408	—	—
Electrical Equipment	28,305,464	—	—
Electronic Equipment, Instruments & Components	23,735,487	—	—
Energy Equipment & Services	25,744,099	—	—
Entertainment	3,638,701	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Financial Services	$28,234,504	$—	$—
Food Products	12,124,916	—	—
Ground Transportation	13,317,934	—	—
Health Care Equipment & Supplies	79,300,925	—	—
Health Care Providers & Services	27,349,848	—	—
Health Care Technology	6,499,500	—	—
Hotel & Resort REITs	5,841,788	—	—
Hotels, Restaurants & Leisure	50,732,359	—	—
Household Durables	14,494,031	—	—
Industrial REITs	5,649,179	—	—
Insurance	14,224,358	—	—
IT Services	15,511,736	2,411,793	—
Leisure Products	5,985,734	—	—
Life Sciences Tools & Services	14,086,537	4,088,880	—
Machinery	23,671,949	—	—
Media	1,361,533	—	—
Metals & Mining	15,141,435	—	—
Oil, Gas & Consumable Fuels	31,541,967	—	—
Passenger Airlines	2,292,016	—	—
Personal Care Products	13,674,626	—	—
Pharmaceuticals.	25,891,648	—	—
Professional Services	50,557,077	—	—
Real Estate Management & Development	1,263,991	—	—
Semiconductors & Semiconductor Equipment	55,521,173	—	—
Software	90,165,261	—	—
Specialty Retail	8,611,609	—	—
Technology Hardware, Storage & Peripherals	18,557,988	—	—
Textiles, Apparel & Luxury Goods	18,084,690	—	—
Trading Companies & Distributors	29,426,643	—	—
Unaffiliated Exchange-Traded Funds	34,853,984	—	—
Warrants
Pharmaceuticals	—	1	—
Short-Term Investments
Affiliated Mutual Funds	282,150,723	—	—
Unaffiliated Fund	5,621,188	—	—

Total	$1,399,923,256	$6,500,674	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (22.7% represents investments purchased with collateral from securities on loan)	24.7%
Biotechnology	8.6
Software	7.9
Health Care Equipment & Supplies	7.0
Semiconductors & Semiconductor Equipment	4.9
Hotels, Restaurants & Leisure	4.4
Professional Services	4.4
Unaffiliated Exchange-Traded Funds	3.1
Oil, Gas & Consumable Fuels	2.8
Trading Companies & Distributors	2.6
Electrical Equipment	2.5
Financial Services	2.5
Commercial Services & Supplies	2.4

Health Care Providers & Services	2.4%
Pharmaceuticals	2.3
Energy Equipment & Services	2.3
Building Products	2.1
Electronic Equipment, Instruments & Components	2.1
Machinery	2.1
Construction & Engineering	1.8
Technology Hardware, Storage & Peripherals	1.6
Life Sciences Tools & Services	1.6
Textiles, Apparel & Luxury Goods	1.6
IT Services	1.6
Aerospace & Defense	1.5
Automobile Components	1.3
Metals & Mining	1.3

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Industry Classification (continued):

Chemicals	1.3%
Household Durables	1.3
Insurance	1.2
Personal Care Products	1.2
Ground Transportation	1.2
Beverages	1.2
Capital Markets	1.1
Food Products	1.1
Diversified Consumer Services	1.0
Consumer Staples Distribution & Retail	1.0
Communications Equipment	0.9
Specialty Retail	0.8
Banks	0.7
Air Freight & Logistics	0.6
Health Care Technology	0.6
Broadline Retail	0.5

Leisure Products	0.5%
Hotel & Resort REITs	0.5
Industrial REITs	0.5
Unaffiliated Fund	0.5
Diversified Telecommunication Services	0.5
Construction Materials	0.4
Containers & Packaging	0.4
Entertainment	0.3
Consumer Finance	0.3
Passenger Airlines	0.2
Media	0.1
Real Estate Management & Development	0.1

123.4
Liabilities in excess of other assets	(23.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$255,881,690	$(255,881,690)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value, including securities on loan of $255,881,690:
Unaffiliated investments (cost $1,021,094,062)	$1,124,273,207
Affiliated investments (cost $282,189,087)	282,150,723
Foreign currency, at value (cost $1,974)	1,987
Receivable for investments sold	8,088,803
Dividends and interest receivable	255,389
Tax reclaim receivable	18,971
Receivable for Portfolio shares sold	6,393
Receivable from affiliate	155
Prepaid expenses and other assets	9,735

Total Assets	1,414,805,363

LIABILITIES
Payable to broker for collateral for securities on loan	258,553,349
Payable for investments purchased	14,528,077
Accrued expenses and other liabilities	1,129,063
Payable for Portfolio shares purchased	585,189
Management fee payable	415,548
Distribution fee payable	30,753
Payable to affiliate	7,264
Affiliated transfer agent fee payable	707

Total Liabilities	275,249,950

NET ASSETS	$1,139,555,413

Net assets were comprised of:
Partners’ Equity	$1,139,555,413

Net asset value and redemption price per share, $1,139,555,413 / 17,076,135 outstanding shares of beneficial interest	$66.73

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $30,161 foreign withholding tax, of which $3,111 is reimbursable by an affiliate)	$3,223,075
Income from securities lending, net (including affiliated income of $326,857)	336,434
Affiliated dividend income	62,634
Interest income	43,551

Total income	3,665,694

EXPENSES
Management fee	3,945,811
Distribution fee	1,376,850
Custodian and accounting fees	117,925
Audit fee	22,413
Professional fees	14,661
Trustees’ fees	12,480
Shareholders’ reports	5,173
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	4,000
Miscellaneous	15,323

Total expenses	5,514,636
Less: Fee waiver and/or expense reimbursement	(117,618)

Net expenses	5,397,018

NET INVESTMENT INCOME (LOSS)	(1,731,324)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $10,654)	(1,106,935)
Foreign currency transactions	1,978

(1,104,957)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(77,471))	126,782,091
Foreign currencies	291

126,782,382

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	125,677,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$123,946,101

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,731,324)	$(2,964,800)
Net realized gain (loss) on investment and foreign currency transactions	(1,104,957)	(30,172,356)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	126,782,382	(262,477,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	123,946,101	(295,615,060)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,323,822 and 2,848,006 shares, respectively]	83,762,459	177,594,679
Portfolio shares issued in merger [0 and 8,229,227 shares, respectively]	—	531,854,923
Portfolio shares purchased [1,925,080 and 4,751,593 shares, respectively]	(121,750,749)	(294,381,555)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(37,988,290)	415,068,047

TOTAL INCREASE (DECREASE)	85,957,811	119,452,987
NET ASSETS:
Beginning of period	1,053,597,602	934,144,615

End of period	$1,139,555,413	$1,053,597,602

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$59.60		$82.29	$78.72	$53.05	$40.78		$44.51

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.10)		(0.23)	(0.54)	(0.26)	(0.14)		(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.23		(22.46)	4.11	25.93	12.41		(3.55)

Total from investment operations	7.13		(22.69)	3.57	25.67	12.27		(3.73)

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$66.73		$59.60	$82.29	$78.72	$53.05		$40.78

Total Return(d)	11.96%		(27.57)%	4.54%	48.39%	30.12	%(e)	(8.38)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,140		$1,054	$934	$1,012	$863		$680
Average net assets (in millions)	$1,111		$821	$1,004	$793	$836		$904
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.98	%(g)	0.99%	0.99%	1.00%	0.99%		0.99%
Expenses before waivers and/or expense reimbursement	1.00	%(g)	1.01%	0.99%	1.00%	0.99%		0.99%
Net investment income (loss)	(0.31	)%(g)	(0.36)%	(0.65)%	(0.45)%	(0.28)%		(0.38)%
Portfolio turnover rate(h)	46%		88%	44%	97%	50%		56%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS — 93.3%
Aerospace & Defense — 1.4%
AAR Corp.*	14,072	$812,799
AerSale Corp.*	32,200	473,340
Curtiss-Wright Corp.	23,572	4,329,233
Ducommun, Inc.*	22,297	971,480
Kratos Defense & Security Solutions, Inc.*	65,722	942,453
Leonardo DRS, Inc.*	121,552	2,107,712
Moog, Inc. (Class A Stock)	24,634	2,671,065
National Presto Industries, Inc.	9,200	673,440
V2X, Inc.*	31,241	1,548,304

		14,529,826

Air Freight & Logistics — 0.5%
Forward Air Corp.	6,400	679,104
Hub Group, Inc. (Class A Stock)*	47,239	3,794,237
Radiant Logistics, Inc.*	51,502	346,093

		4,819,434

Automobile Components — 0.8%
Adient PLC*(a)	69,899	2,678,530
American Axle & Manufacturing Holdings, Inc.*	99,869	825,917
Dana, Inc.	21,000	357,000
Goodyear Tire & Rubber Co. (The)*	95,662	1,308,656
LCI Industries(a)	23,978	3,029,860
Standard Motor Products, Inc.	21,100	791,672

		8,991,635

Automobiles — 0.1%
Thor Industries, Inc.(a)	6,400	662,400

Banks — 12.8%
1st Source Corp.	9,200	385,756
ACNB Corp.(a)	6,300	208,971
Amalgamated Financial Corp.	11,590	186,483
Ameris Bancorp.	115,372	3,946,876
Associated Banc-Corp.	153,027	2,483,628
Atlantic Union Bankshares Corp.(a)	40,081	1,040,102
Axos Financial, Inc.*	27,462	1,083,101
Banc of California, Inc.	21,741	251,761
Bancorp, Inc. (The)*	10,643	347,494
Bank of Marin Bancorp	10,700	189,069
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	49,511	1,354,621
BankUnited, Inc.	39,200	844,760
Banner Corp.	55,418	2,420,104
BayCom Corp.	11,500	191,820
BCB Bancorp, Inc.	16,800	197,232
Berkshire Hills Bancorp, Inc.	60,996	1,264,447
Bridgewater Bancshares, Inc.*	20,569	202,605
Brookline Bancorp, Inc.	95,851	837,738
Business First Bancshares, Inc.	23,074	347,725
Byline Bancorp, Inc.	43,463	786,246
Cadence Bank(a)	23,441	460,381
Camden National Corp.	12,500	387,125
Capital Bancorp, Inc.	5,347	96,781
Capital City Bank Group, Inc.	23,200	710,848
Capitol Federal Financial, Inc.	69,100	426,347

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Capstar Financial Holdings, Inc.	8,422	$103,338
Cathay General Bancorp.	32,203	1,036,615
Central Pacific Financial Corp.	55,992	879,634
Central Valley Community Bancorp	13,500	208,575
Civista Bancshares, Inc.	12,200	212,280
CNB Financial Corp.	11,500	202,975
Colony Bankcorp, Inc.	3,294	31,030
Columbia Banking System, Inc.(a)	70,169	1,423,027
Community Bank System, Inc.(a)	30,382	1,424,308
Community Financial Corp. (The)(a)	2,960	80,186
Community Trust Bancorp, Inc.	16,490	586,549
ConnectOne Bancorp, Inc.	184,610	3,062,680
CrossFirst Bankshares, Inc.*	22,947	229,470
Customers Bancorp, Inc.*(a)	71,528	2,164,437
CVB Financial Corp.(a)	128,014	1,700,026
Dime Community Bancshares, Inc.	32,682	576,184
Eagle Bancorp, Inc.	26,500	560,740
Eastern Bankshares, Inc.	193,086	2,369,165
Enterprise Financial Services Corp.	37,790	1,477,589
Esquire Financial Holdings, Inc.	1,740	79,588
FB Financial Corp.	53,196	1,492,148
Financial Institutions, Inc.	19,763	311,070
First Bancorp	2,511	74,702
First BanCorp (Puerto Rico)	229,614	2,805,883
First Bancshares, Inc. (The)	4,850	125,324
First Busey Corp.	32,900	661,290
First Business Financial Services, Inc.	9,560	281,924
First Citizens BancShares, Inc. (Class A Stock)	992	1,273,182
First Commonwealth Financial Corp.	15,013	189,915
First Financial Bankshares, Inc.(a)	41,531	1,183,218
First Financial Corp.	29,405	954,780
First Foundation, Inc.	12,290	48,791
First Hawaiian, Inc.(a)	39,700	714,997
First Internet Bancorp	28,100	417,285
First Interstate BancSystem, Inc. (Class A Stock)(a)	18,574	442,804
First Merchants Corp.	132,253	3,733,502
First Mid Bancshares, Inc.	8,100	195,534
First of Long Island Corp. (The)	16,300	195,926
Flushing Financial Corp.	46,700	573,943
FNB Corp.	66,292	758,381
FS Bancorp, Inc.	7,800	234,546
German American Bancorp, Inc.	22,185	602,988
Glacier Bancorp, Inc.(a)	44,054	1,373,163
Great Southern Bancorp, Inc.	5,200	263,796
Hancock Whitney Corp.(a)	113,566	4,358,663
Hanmi Financial Corp.	45,500	679,315
Heritage Commerce Corp.	108,450	897,966
Heritage Financial Corp.	34,296	554,566
Hilltop Holdings, Inc.	27,200	855,712
Home Bancorp, Inc.	5,700	189,297
Home BancShares, Inc.(a)	77,995	1,778,286
HomeStreet, Inc.(a)	49,000	290,080
HomeTrust Bancshares, Inc.	13,335	278,568
Hope Bancorp, Inc.	143,457	1,207,908
Horizon Bancorp, Inc.	37,900	394,539
Independent Bank Corp. (XNGS)	29,630	1,318,831
Independent Bank Corp. (XLON)	40,386	684,947

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Investar Holding Corp.	17,500	$211,925
Kearny Financial Corp.	56,400	397,620
Lakeland Bancorp, Inc.	44,900	601,211
Lakeland Financial Corp.	23,603	1,145,218
Live Oak Bancshares, Inc.(a)	24,588	646,910
Luther Burbank Corp.	22,600	201,592
Macatawa Bank Corp.	18,900	175,392
Mercantile Bank Corp.	12,640	349,117
Mid Penn Bancorp, Inc.	3,570	78,826
Midland States Bancorp, Inc.	24,619	490,164
MidWestOne Financial Group, Inc.	8,300	177,371
MVB Financial Corp.	2,820	59,446
National Bank Holdings Corp. (Class A Stock)	8,776	254,855
National Bankshares, Inc.(a)	6,102	178,117
NBT Bancorp, Inc.	27,123	863,868
New York Community Bancorp, Inc.(a)	72,900	819,396
Northeast Bank	8,348	347,861
Northeast Community Bancorp, Inc.(a)	14,094	209,719
Northfield Bancorp, Inc.	36,600	401,868
Northrim BanCorp, Inc.	4,400	173,052
OceanFirst Financial Corp.	320,344	5,003,773
OFG Bancorp (Puerto Rico)	107,012	2,790,873
Old National Bancorp	259,897	3,622,964
Old Second Bancorp, Inc.	71,438	932,980
Origin Bancorp, Inc.(a)	29,712	870,562
Orrstown Financial Services, Inc.	7,802	149,408
Pacific Premier Bancorp, Inc.	88,768	1,835,722
PacWest Bancorp(a)	53,500	436,025
Parke Bancorp, Inc.	12,000	203,880
Pathward Financial, Inc.	19,529	905,364
PCB Bancorp	16,300	239,773
Peapack-Gladstone Financial Corp.	67,969	1,840,601
Peoples Bancorp, Inc.	2,003	53,180
Pinnacle Financial Partners, Inc.	32,516	1,842,031
Popular, Inc. (Puerto Rico)	22,900	1,385,908
Preferred Bank	36,750	2,020,883
Premier Financial Corp.	48,505	777,050
Primis Financial Corp.	20,000	168,400
Provident Financial Services, Inc.(a)	43,100	704,254
QCR Holdings, Inc.	17,954	736,653
RBB Bancorp	16,700	199,398
Renasant Corp.	46,146	1,205,795
Republic Bancorp, Inc. (Class A Stock)	6,400	272,000
S&T Bancorp, Inc.	26,926	732,118
Sandy Spring Bancorp, Inc.(a)	35,800	811,944
Seacoast Banking Corp. of Florida	12,782	282,482
Shore Bancshares, Inc.	4,210	48,668
Sierra Bancorp	19,192	325,688
Simmons First National Corp. (Class A Stock)	45,800	790,050
SmartFinancial, Inc.	3,923	84,384
South Plains Financial, Inc.	2,021	45,493
Southern First Bancshares, Inc.*	8,483	209,954
Southern Missouri Bancorp, Inc.	4,200	161,490
Southside Bancshares, Inc.(a)	8,365	218,828
SouthState Corp.(a)	79,010	5,198,858
Stock Yards Bancorp, Inc.	20,268	919,559
Territorial Bancorp, Inc.	13,000	159,640

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Texas Capital Bancshares, Inc.*	15,200	$782,800
Towne Bank	80,826	1,878,396
TriCo Bancshares	49,891	1,656,381
TrustCo Bank Corp.	16,000	457,760
United Community Banks, Inc.	84,419	2,109,631
Univest Financial Corp.	59,350	1,073,048
Valley National Bancorp(a)	180,857	1,401,642
Veritex Holdings, Inc.	79,141	1,418,998
Washington Federal, Inc.(a)	102,117	2,708,143
Washington Trust Bancorp, Inc.	15,200	407,512
William Penn Bancorp(a)	9,400	95,410
Wintrust Financial Corp.	57,122	4,148,200

		135,566,269

Beverages — 0.2%
Primo Water Corp.	187,742	2,354,285

Biotechnology — 2.7%
2seventy bio, Inc.*	47,372	479,405
Agios Pharmaceuticals, Inc.*(a)	53,008	1,501,187
Akero Therapeutics, Inc.*	13,403	625,786
Alkermes PLC*	32,104	1,004,855
Allogene Therapeutics, Inc.*(a)	80,670	400,930
Allovir, Inc.*	82,000	278,800
Apellis Pharmaceuticals, Inc.*	4,617	420,609
Arcellx, Inc.*(a)	21,889	692,130
Arcus Biosciences, Inc.*(a)	18,164	368,911
Avidity Biosciences, Inc.*	47,436	526,065
BioCryst Pharmaceuticals, Inc.*	40,322	283,867
Biohaven Ltd.*	1,238	29,613
Bluebird Bio, Inc.*(a)	100,663	331,181
Cytokinetics, Inc.*	36,217	1,181,399
Emergent BioSolutions, Inc.*	84,000	617,400
EQRx, Inc.*(a)	143,478	266,869
Fate Therapeutics, Inc.*	125,800	598,808
Generation Bio Co.*	72,449	398,470
Geron Corp.*	140,709	451,676
Intellia Therapeutics, Inc.*	17,630	718,951
Iovance Biotherapeutics, Inc.*	156,240	1,099,930
Ironwood Pharmaceuticals, Inc.*(a)	79,500	845,880
Kezar Life Sciences, Inc.*(a)	104,073	254,979
Kura Oncology, Inc.*(a)	29,207	309,010
Kymera Therapeutics, Inc.*	48,100	1,105,819
Lexicon Pharmaceuticals, Inc.*(a)	301,853	691,243
MacroGenics, Inc.*	120,824	646,408
Mersana Therapeutics, Inc.*	155,294	510,917
MoonLake Immunotherapeutics*(a)	31,936	1,628,736
Myriad Genetics, Inc.*	48,183	1,116,882
Organogenesis Holdings, Inc.*	61,800	205,176
Prothena Corp. PLC (Ireland)*	17,908	1,222,758
REGENXBIO, Inc.*	19,067	381,149
Relay Therapeutics, Inc.*(a)	109,987	1,381,437
Sage Therapeutics, Inc.*(a)	13,072	614,645
SpringWorks Therapeutics, Inc.*(a)	32,025	839,696
Syndax Pharmaceuticals, Inc.*	39,612	829,079
Twist Bioscience Corp.*	49,596	1,014,734
Vanda Pharmaceuticals, Inc.*	98,100	646,479
Veracyte, Inc.*	56,151	1,430,166

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Xencor, Inc.*	21,725	$542,473

		28,494,508

Broadline Retail — 0.1%
Macy’s, Inc.(a)	36,373	583,787
Ollie’s Bargain Outlet Holdings, Inc.*	12,492	723,661

		1,307,448

Building Products — 1.5%
AZZ, Inc.	46,090	2,003,071
Gibraltar Industries, Inc.*	9,882	621,775
Hayward Holdings, Inc.*(a)	114,622	1,472,893
Insteel Industries, Inc.	20,900	650,408
Janus International Group, Inc.*	100,940	1,076,020
JELD-WEN Holding, Inc.*	49,400	866,476
Masonite International Corp.*(a)	10,736	1,099,796
PGT Innovations, Inc.*	11,000	320,650
Resideo Technologies, Inc.*	52,513	927,380
UFP Industries, Inc.	47,061	4,567,270
Zurn Elkay Water Solutions Corp.	82,796	2,226,385

		15,832,124

Capital Markets — 1.9%
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	19,700	774,407
AssetMark Financial Holdings, Inc.*	10,695	317,214
Avantax, Inc.*	32,276	722,337
BGC Partners, Inc. (Class A Stock)	380,270	1,684,596
Diamond Hill Investment Group, Inc.	2,200	376,860
Evercore, Inc. (Class A Stock)	31,069	3,839,818
Federated Hermes, Inc.	20,700	742,095
Greenhill & Co., Inc.	27,900	408,735
Janus Henderson Group PLC	34,300	934,675
P10, Inc. (Class A Stock)	43,836	495,347
Perella Weinberg Partners	48,600	404,838
Piper Sandler Cos.(a)	11,539	1,491,531
PJT Partners, Inc. (Class A Stock)	9,468	659,351
Silvercrest Asset Management Group, Inc. (Class A Stock)	12,700	257,175
Stifel Financial Corp.	12,771	762,046
StoneX Group, Inc.*	21,890	1,818,621
Victory Capital Holdings, Inc. (Class A Stock)	62,773	1,979,860
Virtu Financial, Inc. (Class A Stock)	45,100	770,759
Virtus Investment Partners, Inc.	5,617	1,109,189

		19,549,454

Chemicals — 2.2%
AdvanSix, Inc.	36,189	1,265,891
Alto Ingredients, Inc.*	70,900	204,901
Ashland, Inc.	46,075	4,004,378
Avient Corp.	61,973	2,534,696
Cabot Corp.	7,700	515,053
Chase Corp.	4,000	484,880
Ecovyst, Inc.*	257,696	2,953,196
Element Solutions, Inc.	59,706	1,146,355
Hawkins, Inc.	6,900	329,061
HB Fuller Co.	6,771	484,194

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Ingevity Corp.*	34,255	$1,992,271
Mativ Holdings, Inc.(a)	67,228	1,016,487
Methanex Corp. (Canada)	18,977	785,079
Minerals Technologies, Inc.	33,747	1,946,865
NewMarket Corp.	700	281,484
Orion SA (Germany)	30,142	639,613
Sensient Technologies Corp.	13,268	943,753
Trinseo PLC	55,500	703,185
Tronox Holdings PLC	54,345	690,725

		22,922,067

Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	119,145	5,081,534
ACCO Brands Corp.	147,847	770,283
Brink’s Co. (The)	67,564	4,582,866
CoreCivic, Inc.*	124,499	1,171,536
Healthcare Services Group, Inc.(a)	41,000	612,130
Heritage-Crystal Clean, Inc.*	18,476	698,208
HNI Corp.	4,254	119,878
Interface, Inc.	61,400	539,706
MillerKnoll, Inc.	57,600	851,328
UniFirst Corp.	5,247	813,337
Viad Corp.*	34,580	929,510

		16,170,316

Communications Equipment — 0.6%
Aviat Networks, Inc.*	7,411	247,305
Clearfield, Inc.*(a)	17,069	808,217
CommScope Holding Co., Inc.*	236,263	1,330,161
Extreme Networks, Inc.*	87,447	2,277,994
NETGEAR, Inc.*	50,307	712,347
Viavi Solutions, Inc.*	108,566	1,230,053

		6,606,077

Construction & Engineering — 1.4%
API Group Corp.*	35,850	977,271
Arcosa, Inc.	28,541	2,162,552
Argan, Inc.(a)	15,855	624,845
Comfort Systems USA, Inc.	5,827	956,793
Fluor Corp.*	27,800	822,880
Granite Construction, Inc.(a)	73,602	2,927,888
MasTec, Inc.*	20,103	2,371,551
MYR Group, Inc.*	10,432	1,443,163
Primoris Services Corp.	60,821	1,853,216
Sterling Infrastructure, Inc.*	6,600	368,280
Tutor Perini Corp.*	94,200	673,530

		15,181,969

Construction Materials — 0.2%
Summit Materials, Inc. (Class A Stock)*	60,211	2,278,986

Consumer Finance — 1.9%
Bread Financial Holdings, Inc.	27,100	850,669
Encore Capital Group, Inc.*(a)	22,272	1,082,865
Enova International, Inc.*	50,945	2,706,198
FirstCash Holdings, Inc.	41,451	3,868,622
LendingClub Corp.*	23,151	225,722
Navient Corp.(a)	72,700	1,350,766
Nelnet, Inc. (Class A Stock)	18,032	1,739,727

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance (cont’d.)
PRA Group, Inc.*	41,862	$956,547
PROG Holdings, Inc.*	43,200	1,387,584
SLM Corp.	385,647	6,293,759

		20,462,459

Consumer Staples Distribution & Retail — 0.3%
Andersons, Inc. (The)	30,135	1,390,730
BJ’s Wholesale Club Holdings, Inc.*	7,246	456,571
Natural Grocers by Vitamin Cottage, Inc.	25,800	316,308
Sprouts Farmers Market, Inc.*(a)	28,108	1,032,407
United Natural Foods, Inc.*	22,348	436,903

		3,632,919

Containers & Packaging — 0.4%
Greif, Inc. (Class A Stock)	24,025	1,655,082
Myers Industries, Inc.	28,736	558,341
O-I Glass, Inc.*	65,371	1,394,363
TriMas Corp.	19,000	522,310

		4,130,096

Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.*	36,301	1,246,576
Carriage Services, Inc.	12,687	411,947
Graham Holdings Co. (Class B Stock)	300	171,444
Laureate Education, Inc. (Class A Stock)	263,612	3,187,069
Savers Value Village, Inc.*	36,545	866,117
Stride, Inc.*(a)	58,469	2,176,801

		8,059,954

Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	9,321	173,184
American Assets Trust, Inc.	5,530	106,176
Armada Hoffler Properties, Inc.	16,637	194,320
Broadstone Net Lease, Inc.	80,400	1,241,376
Empire State Realty Trust, Inc. (Class A Stock)(a)	121,700	911,533
Essential Properties Realty Trust, Inc.	25,273	594,927

		3,221,516

Diversified Telecommunication Services — 0.2%
ATN International, Inc.	3,142	114,997
EchoStar Corp. (Class A Stock)*	54,480	944,683
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	20,970	183,488
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	123,950	1,068,449

		2,311,617

Electric Utilities — 1.4%
ALLETE, Inc.	13,200	765,204
Hawaiian Electric Industries, Inc.(a)	21,200	767,440
IDACORP, Inc.	29,946	3,072,460
MGE Energy, Inc.	39,664	3,137,819
Otter Tail Corp.(a)	11,600	915,936
PNM Resources, Inc.	18,100	816,310

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Portland General Electric Co.(a)	116,679	$5,464,077

		14,939,246

Electrical Equipment — 0.9%
Acuity Brands, Inc.(a)	10,871	1,772,843
Atkore, Inc.*	11,791	1,838,688
Encore Wire Corp.(a)	17,771	3,304,162
EnerSys	4,800	520,896
GrafTech International Ltd.	123,900	624,456
Powell Industries, Inc.	8,498	514,894
Preformed Line Products Co.	1,400	218,540
Thermon Group Holdings, Inc.*	21,000	558,600

		9,353,079

Electronic Equipment, Instruments & Components — 3.7%
Avnet, Inc.	74,911	3,779,260
Belden, Inc.	69,848	6,680,961
Benchmark Electronics, Inc.	41,034	1,059,908
Coherent Corp.*	17,400	887,052
CTS Corp.	26,196	1,116,735
ePlus, Inc.*	11,300	636,190
Insight Enterprises, Inc.*	29,835	4,366,054
IPG Photonics Corp.*	7,100	964,322
Itron, Inc.*	38,103	2,747,226
Kimball Electronics, Inc.*	19,500	538,785
Knowles Corp.*	243,314	4,394,251
OSI Systems, Inc.*	25,536	3,008,907
PC Connection, Inc.	4,200	189,420
Plexus Corp.*	9,116	895,556
Rogers Corp.*	7,047	1,141,121
Sanmina Corp.*	34,624	2,086,789
ScanSource, Inc.*	28,605	845,564
TTM Technologies, Inc.*	135,136	1,878,390
Vishay Intertechnology, Inc.	29,300	861,420
Vontier Corp.	26,100	840,681

		38,918,592

Energy Equipment & Services — 2.7%
Cactus, Inc. (Class A Stock)	18,322	775,387
ChampionX Corp.	115,361	3,580,805
Dril-Quip, Inc.*	35,500	826,085
Expro Group Holdings NV*	127,506	2,259,406
Forum Energy Technologies, Inc.*(a)	15,700	401,763
Helix Energy Solutions Group, Inc.*(a)	70,100	517,338
Helmerich & Payne, Inc.	19,712	698,790
Liberty Energy, Inc.	109,700	1,466,689
National Energy Services Reunited Corp.*	249,225	735,214
Newpark Resources, Inc.*	135,000	706,050
NexTier Oilfield Solutions, Inc.*(a)	419,406	3,749,490
Noble Corp. PLC*(a)	91,681	3,787,342
Oil States International, Inc.*	56,601	422,810
Patterson-UTI Energy, Inc.	19,558	234,109
Precision Drilling Corp. (Canada)*	12,900	629,736
ProPetro Holding Corp.*	168,197	1,385,943
Select Water Solutions, Inc. (Class A Stock)	195,170	1,580,877

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	63,400	$528,122
TechnipFMC PLC (United Kingdom)*	33,700	560,094
Tidewater, Inc.*	37,464	2,077,004
U.S. Silica Holdings, Inc.*	59,507	721,820
Weatherford International PLC*	20,694	1,374,496

		29,019,370

Financial Services — 3.2%
Alerus Financial Corp.	8,501	152,848
Cass Information Systems, Inc.	14,900	577,822
Enact Holdings, Inc.	18,000	452,340
Essent Group Ltd.	126,212	5,906,721
Euronet Worldwide, Inc.*	7,300	856,801
Federal Agricultural Mortgage Corp. (Class C Stock)	24,283	3,490,438
International Money Express, Inc.*	37,500	919,875
Jackson Financial, Inc. (Class A Stock)	35,301	1,080,564
Merchants Bancorp	53,929	1,379,504
MGIC Investment Corp.	188,088	2,969,909
Mr. Cooper Group, Inc.*	36,187	1,832,510
NMI Holdings, Inc. (Class A Stock)*	122,089	3,152,338
PennyMac Financial Services, Inc.	11,232	789,722
Radian Group, Inc.(a)	97,260	2,458,733
Repay Holdings Corp.*	212,489	1,663,789
StoneCo Ltd. (Brazil) (Class A Stock)*	127,557	1,625,076
Voya Financial, Inc.	25,300	1,814,263
Walker & Dunlop, Inc.	33,593	2,656,870
Waterstone Financial, Inc.	33,332	482,981

		34,263,104

Food Products — 1.2%
B&G Foods, Inc.(a)	42,200	587,424
Darling Ingredients, Inc.*	13,482	860,017
Fresh Del Monte Produce, Inc.	64,349	1,654,413
Hostess Brands, Inc.*	199,964	5,063,088
John B. Sanfilippo & Son, Inc.	7,800	914,706
Simply Good Foods Co. (The)*	21,081	771,354
TreeHouse Foods, Inc.*	30,542	1,538,706
Utz Brands, Inc.(a)	66,632	1,090,099

		12,479,807

Gas Utilities — 1.1%
Chesapeake Utilities Corp.	16,561	1,970,759
New Jersey Resources Corp.(a)	14,005	661,036
Northwest Natural Holding Co.	36,603	1,575,759
ONE Gas, Inc.	60,408	4,639,939
Southwest Gas Holdings, Inc.	14,128	899,247
Spire, Inc.	27,672	1,755,512

		11,502,252

Ground Transportation — 0.5%
ArcBest Corp.	26,909	2,658,609
Heartland Express, Inc.	35,000	574,350
PAM Transportation Services, Inc.*	6,500	174,005
Saia, Inc.*	3,345	1,145,362
Werner Enterprises, Inc.(a)	23,911	1,056,388

		5,608,714

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies — 1.9%
Alphatec Holdings, Inc.*	82,902	$1,490,578
Avanos Medical, Inc.*	59,476	1,520,207
CONMED Corp.(a)	10,354	1,407,005
Enovis Corp.*	27,171	1,742,204
Haemonetics Corp.*	35,222	2,998,801
Inari Medical, Inc.*(a)	17,590	1,022,683
Inmode Ltd.*(a)	35,019	1,307,960
Lantheus Holdings, Inc.*	19,032	1,597,165
LivaNova PLC*	22,993	1,182,530
Neogen Corp.*	62,019	1,348,913
QuidelOrtho Corp.*	22,455	1,860,621
RxSight, Inc.*	57,421	1,653,725
Sight Sciences, Inc.*(a)	122,214	1,011,932

		20,144,324

Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.*	11,966	952,972
AdaptHealth Corp.*(a)	67,039	815,864
Amedisys, Inc.*	10,770	984,809
AMN Healthcare Services, Inc.*(a)	14,698	1,603,846
Fulgent Genetics, Inc.*(a)	14,823	548,896
ModivCare, Inc.*	11,734	530,494
National HealthCare Corp.	9,600	593,472
NeoGenomics, Inc.*	172,873	2,778,069
Owens & Minor, Inc.*	33,868	644,847
PetIQ, Inc.*	73,528	1,115,420
Premier, Inc. (Class A Stock)	29,700	821,502
R1 RCM, Inc.*(a)	146,548	2,703,810
Select Medical Holdings Corp.	20,700	659,502
Surgery Partners, Inc.*	11,200	503,888

		15,257,391

Health Care REITs — 0.6%
CareTrust REIT, Inc.(a)	52,679	1,046,205
Community Healthcare Trust, Inc.	10,055	332,016
Global Medical REIT, Inc.	13,208	120,589
Physicians Realty Trust(a)	338,831	4,740,246
Sabra Health Care REIT, Inc.	7,034	82,790

		6,321,846

Health Care Technology — 0.5%
Evolent Health, Inc. (Class A Stock)*	40,600	1,230,180
Health Catalyst, Inc.*	156,637	1,957,963
Phreesia, Inc.*	19,400	601,594
Veradigm, Inc.*	109,982	1,385,773

		5,175,510

Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc.	118,779	1,794,751
Braemar Hotels & Resorts, Inc.	101,600	408,432
DiamondRock Hospitality Co.(a)	89,965	720,620
Park Hotels & Resorts, Inc.	68,500	878,170
Pebblebrook Hotel Trust(a)	171,684	2,393,275
RLJ Lodging Trust	300,076	3,081,780
Ryman Hospitality Properties, Inc.	45,735	4,249,696
Xenia Hotels & Resorts, Inc.	27,385	337,109

		13,863,833

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 2.4%
Bloomin’ Brands, Inc.	93,965	$2,526,719
Bluegreen Vacations Holding Corp.	27,840	992,496
Bowlero Corp.*(a)	186,211	2,167,496
Boyd Gaming Corp.	35,119	2,436,205
Brinker International, Inc.*	15,400	563,640
Dave & Buster’s Entertainment, Inc.*	27,297	1,216,354
Dine Brands Global, Inc.	22,002	1,276,776
El Pollo Loco Holdings, Inc.	26,300	230,651
Full House Resorts, Inc.*	55,818	373,981
International Game Technology PLC	121,887	3,886,976
Jack in the Box, Inc.	3,400	331,602
Krispy Kreme, Inc.(a)	4,226	62,249
Light & Wonder, Inc.*	25,436	1,748,979
Marriott Vacations Worldwide Corp.	4,900	601,328
Papa John’s International, Inc.(a)	10,341	763,476
SeaWorld Entertainment, Inc.*	54,356	3,044,480
Travel + Leisure Co.	53,790	2,169,889
Wyndham Hotels & Resorts, Inc.	15,658	1,073,669

		25,466,966

Household Durables — 2.5%
Century Communities, Inc.	32,809	2,513,826
GoPro, Inc. (Class A Stock)*	189,641	785,114
Green Brick Partners, Inc.*	9,600	545,280
Helen of Troy Ltd.*	8,043	868,805
Hooker Furnishings Corp.	26,300	490,758
Installed Building Products, Inc.(a)	9,204	1,290,033
KB Home	9,800	506,758
La-Z-Boy, Inc.(a)	22,000	630,080
M/I Homes, Inc.*	35,918	3,131,690
Meritage Homes Corp.	50,555	7,192,460
Taylor Morrison Home Corp.*	62,560	3,051,051
Tempur Sealy International, Inc.(a)	78,676	3,152,547
Tri Pointe Homes, Inc.*	62,562	2,055,787

		26,214,189

Household Products — 0.2%
Central Garden & Pet Co.*	10,000	387,700
Central Garden & Pet Co. (Class A Stock)*	49,907	1,819,609

		2,207,309

Independent Power & Renewable Electricity Producers — 0.1%
Clearway Energy, Inc. (Class A Stock)	27,036	729,972
Clearway Energy, Inc. (Class C Stock)	28,055	801,251

		1,531,223

Industrial REITs — 1.0%
First Industrial Realty Trust, Inc.	5,796	305,101
Innovative Industrial Properties, Inc.	4,700	343,147
LXP Industrial Trust	73,450	716,138
Plymouth Industrial REIT, Inc.	17,398	400,502
STAG Industrial, Inc.(a)	100,761	3,615,305
Terreno Realty Corp.	80,070	4,812,207

		10,192,400

	Shares	Value

COMMON STOCKS (continued)
Insurance — 3.1%
American Equity Investment Life Holding Co.	41,013	$2,137,187
AMERISAFE, Inc.	12,065	643,306
Assured Guaranty Ltd.	53,032	2,959,186
Axis Capital Holdings Ltd.	70,478	3,793,831
Brighthouse Financial, Inc.*	9,100	430,885
CNO Financial Group, Inc.	104,614	2,476,213
Employers Holdings, Inc.	58,588	2,191,777
Enstar Group Ltd.*	9,969	2,434,829
Greenlight Capital Re Ltd. (Class A Stock)*	12,500	131,687
Hanover Insurance Group, Inc. (The)	10,736	1,213,490
Horace Mann Educators Corp.	27,600	818,616
James River Group Holdings Ltd.	21,406	390,874
Kemper Corp.	17,200	830,072
Mercury General Corp.	12,000	363,240
National Western Life Group, Inc. (Class A Stock)	1,800	748,008
Primerica, Inc.	1,700	336,192
RLI Corp.(a)	12,545	1,712,016
Safety Insurance Group, Inc.	5,700	408,804
Selective Insurance Group, Inc.	22,505	2,159,355
Selectquote, Inc.*	249,500	486,525
SiriusPoint Ltd. (Bermuda)*	84,200	760,326
Skyward Specialty Insurance Group, Inc.*	9,491	241,071
Stewart Information Services Corp.(a)	14,200	584,188
United Fire Group, Inc.	9,075	205,639
White Mountains Insurance Group Ltd.	3,160	4,388,956

		32,846,273

Interactive Media & Services — 0.1%
Bumble, Inc. (Class A Stock)*	29,963	502,779
Cars.com, Inc.*	13,479	267,154
QuinStreet, Inc.*	29,099	256,944

		1,026,877

IT Services — 0.3%
Fastly, Inc. (Class A Stock)*	41,119	648,447
Hackett Group, Inc. (The)	34,985	781,915
Information Services Group, Inc.	175,853	942,572
Unisys Corp.*	156,536	623,013

		2,995,947

Leisure Products — 0.9%
Funko, Inc. (Class A Stock)*	45,700	494,474
JAKKS Pacific, Inc.*	21,918	437,703
Johnson Outdoors, Inc. (Class A Stock)(a)	13,700	841,865
Latham Group, Inc.*	155,000	575,050
Topgolf Callaway Brands Corp.*	316,144	6,275,458
Vista Outdoor, Inc.*	34,500	954,615

		9,579,165

Life Sciences Tools & Services — 0.3%
Pacific Biosciences of California, Inc.*(a)	89,087	1,184,857
Sotera Health Co.*	69,032	1,300,563

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Syneos Health, Inc.*	15,140	$638,000

		3,123,420

Machinery — 3.5%
3D Systems Corp.*(a)	49,960	496,103
AGCO Corp.	9,971	1,310,389
Albany International Corp. (Class A Stock)	1,830	170,702
Allison Transmission Holdings, Inc.	49,737	2,808,151
Barnes Group, Inc.	13,000	548,470
Blue Bird Corp.*	7,600	170,848
Chart Industries, Inc.*	7,970	1,273,526
Columbus McKinnon Corp.	51,527	2,094,573
Crane Co.	13,096	1,167,115
Enerpac Tool Group Corp.	20,100	542,700
EnPro Industries, Inc.	20,615	2,752,721
ESCO Technologies, Inc.	25,741	2,667,540
Federal Signal Corp.	19,672	1,259,598
Flowserve Corp.	22,700	843,305
Gates Industrial Corp. PLC*	46,400	625,472
Greenbrier Cos., Inc. (The)	25,400	1,094,740
Hillenbrand, Inc.	11,900	610,232
Luxfer Holdings PLC (United Kingdom)	5,948	84,640
Miller Industries, Inc.	11,300	400,811
Mueller Industries, Inc.	28,938	2,525,709
Mueller Water Products, Inc. (Class A Stock)	39,200	636,216
Proto Labs, Inc.*	23,400	818,064
SPX Technologies, Inc.*	27,884	2,369,303
Standex International Corp.	8,712	1,232,487
Terex Corp.	91,079	5,449,257
Timken Co. (The)	9,400	860,382
Wabash National Corp.	78,964	2,024,637

		36,837,691

Marine Transportation — 0.2%
Matson, Inc.	22,981	1,786,313
Safe Bulkers, Inc. (Greece)	43,800	142,788

		1,929,101

Media — 1.4%
AMC Networks, Inc. (Class A Stock)*	27,909	333,512
Emerald Holding, Inc.*(a)	68,978	282,810
Entravision Communications Corp. (Class A Stock)	363,990	1,597,916
Gray Television, Inc.	96,344	759,191
John Wiley & Sons, Inc. (Class A Stock)	45,292	1,541,287
Magnite, Inc.*	58,073	792,696
Nexstar Media Group, Inc.(a)	28,817	4,799,471
Stagwell, Inc.*	91,300	658,273
TEGNA, Inc.	210,653	3,421,005
Thryv Holdings, Inc.*	19,215	472,689

		14,658,850

Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc.	5,600	920,416
Arconic Corp.*	52,995	1,567,592

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
ATI, Inc.*	49,340	$2,182,308
Commercial Metals Co.	86,914	4,576,891
Constellium SE*	144,922	2,492,659
Hecla Mining Co.(a)	253,426	1,305,144
Kaiser Aluminum Corp.	8,400	601,776
Olympic Steel, Inc.	7,037	344,813
Ryerson Holding Corp.	29,200	1,266,696
Schnitzer Steel Industries, Inc. (Class A Stock)	13,193	395,658
SunCoke Energy, Inc.	26,784	210,790
Tredegar Corp.	62,200	414,874
Warrior Met Coal, Inc.	4,026	156,813
Worthington Industries, Inc.	4,500	312,615

		16,749,045

Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc.(a)	17,700	200,364
Ares Commercial Real Estate Corp.(a)	15,038	152,636
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	28,210	587,050
BrightSpire Capital, Inc.	30,900	207,957
Dynex Capital, Inc.(a)	49,195	619,365
Ellington Financial, Inc.(a)	14,169	195,532
Granite Point Mortgage Trust, Inc.	38,579	204,469
Great Ajax Corp.	30,200	185,126
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	6,134	153,350
KKR Real Estate Finance Trust, Inc.(a)	25,874	314,886
Ladder Capital Corp.	155,335	1,685,385
MFA Financial, Inc.	202,361	2,274,538
New York Mortgage Trust, Inc.(a)	40,875	405,480
PennyMac Mortgage Investment Trust(a)	199,709	2,692,077
Ready Capital Corp.(a)	17,696	199,611
TPG RE Finance Trust, Inc.	172,511	1,278,306

		11,356,132

Multi-Utilities — 0.5%
Avista Corp.	26,404	1,036,885
Black Hills Corp.	14,904	898,115
NorthWestern Corp.	29,558	1,677,712
Unitil Corp.	23,889	1,211,411

		4,824,123

Office REITs — 0.4%
Brandywine Realty Trust	103,700	482,205
Corporate Office Properties Trust	59,531	1,413,861
Cousins Properties, Inc.(a)	49,752	1,134,346
Equity Commonwealth(a)	18,919	383,299
Piedmont Office Realty Trust, Inc. (Class A Stock)	74,294	540,117

		3,953,828

Oil, Gas & Consumable Fuels — 5.4%
Antero Resources Corp.*	42,313	974,468
Arch Resources, Inc.	4,441	500,767
Baytex Energy Corp. (Canada)*	120,589	393,120

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Berry Corp.	124,853	$858,989
California Resources Corp.	46,700	2,115,043
Chord Energy Corp.	33,577	5,164,143
Civitas Resources, Inc.	21,400	1,484,518
CNX Resources Corp.*	39,071	692,338
Crescent Energy Co. (Class A Stock)(a)	81,600	850,272
CVR Energy, Inc.	12,326	369,287
Delek US Holdings, Inc.	29,430	704,849
Denbury, Inc.*	5,900	508,934
DHT Holdings, Inc.	108,755	927,680
Dorian LPG Ltd.	39,600	1,015,740
Enerplus Corp. (Canada)	56,830	822,330
Equitrans Midstream Corp.	85,500	817,380
Golar LNG Ltd. (Cameroon)	45,880	925,400
Green Plains, Inc.*	38,604	1,244,593
Gulfport Energy Corp.*	7,800	819,546
International Seaways, Inc.	20,200	772,448
Kinetik Holdings, Inc.(a)	21,000	737,940
Kosmos Energy Ltd. (Ghana)*	460,218	2,756,706
Matador Resources Co.	52,992	2,772,541
Murphy Oil Corp.(a)	99,131	3,796,717
Northern Oil & Gas, Inc.(a)	18,800	645,216
Ovintiv, Inc.(a)	32,319	1,230,384
Par Pacific Holdings, Inc.*	82,453	2,194,074
PBF Energy, Inc. (Class A Stock)	35,400	1,449,276
Peabody Energy Corp.(a)	75,216	1,629,179
Permian Resources Corp.	189,647	2,078,531
REX American Resources Corp.*	21,826	759,763
Scorpio Tankers, Inc. (Monaco)	35,126	1,659,001
Sitio Royalties Corp. (Class A Stock)(a)	51,766	1,359,893
SM Energy Co.	105,287	3,330,228
Talos Energy, Inc.*	36,800	510,416
Teekay Tankers Ltd. (Canada) (Class A Stock)	13,800	527,574
Vertex Energy, Inc.*(a)	95,500	596,875
Viper Energy Partners LP	101,820	2,731,831
Vital Energy, Inc.*	11,600	523,740
World Kinect Corp.	156,808	3,242,789

		56,494,519

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	15,839	1,187,608
Mercer International, Inc. (Germany)	72,200	582,654

		1,770,262

Passenger Airlines — 0.3%
Hawaiian Holdings, Inc.*	73,785	794,664
JetBlue Airways Corp.*	75,053	664,970
SkyWest, Inc.*	32,600	1,327,472
Spirit Airlines, Inc.(a)	38,236	656,130

		3,443,236

Personal Care Products — 0.5%
BellRing Brands, Inc.*	6,600	241,560
Edgewell Personal Care Co.	21,663	894,899
Herbalife Ltd.*(a)	189,884	2,514,064
Medifast, Inc.	5,500	506,880

	Shares	Value

COMMON STOCKS (continued)
Personal Care Products (cont’d.)
Nu Skin Enterprises, Inc. (Class A Stock)	15,600	$517,920
USANA Health Sciences, Inc.*	9,900	624,096

		5,299,419

Pharmaceuticals — 0.3%
ANI Pharmaceuticals, Inc.*	6,974	375,410
Intra-Cellular Therapies, Inc.*	11,633	736,602
NGM Biopharmaceuticals, Inc.*	36,828	95,384
Phibro Animal Health Corp. (Class A Stock)	30,500	417,850
Reata Pharmaceuticals, Inc. (Class A Stock)*	6,260	638,270
Taro Pharmaceutical Industries Ltd.*	15,252	578,508

		2,842,024

Professional Services — 2.7%
Alight, Inc. (Class A Stock)*	220,020	2,032,985
ASGN, Inc.*	60,665	4,588,094
BGSF, Inc.	10,814	103,057
FTI Consulting, Inc.*(a)	13,310	2,531,562
Heidrick & Struggles International, Inc.	46,323	1,226,170
ICF International, Inc.	9,922	1,234,198
KBR, Inc.	32,733	2,129,609
Kelly Services, Inc. (Class A Stock)	34,800	612,828
Kforce, Inc.	9,500	595,270
Korn Ferry	52,195	2,585,740
Legalzoom.com, Inc.*	77,761	939,353
ManpowerGroup, Inc.	6,200	492,280
Maximus, Inc.	16,058	1,357,062
Resources Connection, Inc.	37,900	595,409
Science Applications International Corp.(a)	37,560	4,224,749
Sterling Check Corp.*	75,406	924,477
TrueBlue, Inc.*	46,000	814,660
TTEC Holdings, Inc.	14,200	480,528
Verra Mobility Corp.*(a)	26,600	524,552

		27,992,583

Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC*	97,200	795,096
Douglas Elliman, Inc.	93,375	207,293
Forestar Group, Inc.*	76,722	1,730,081
Kennedy-Wilson Holdings, Inc.(a)	174,943	2,856,819
Marcus & Millichap, Inc.	24,800	781,448
RE/MAX Holdings, Inc. (Class A Stock)	45,900	884,034
RMR Group, Inc. (The) (Class A Stock)	26,200	607,054
Seritage Growth Properties (Class A Stock), REIT*(a)	88,300	787,636

		8,649,461

Residential REITs — 0.1%
Independence Realty Trust, Inc.	20,373	371,196
UMH Properties, Inc.	21,221	339,112

		710,308

Retail REITs — 1.6%
Acadia Realty Trust	174,509	2,511,185

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Retail REITs (cont’d.)
Agree Realty Corp.	57,029	$3,729,126
Alexander’s, Inc.	3,900	717,054
Getty Realty Corp.(a)	2,962	100,175
Kite Realty Group Trust(a)	75,665	1,690,356
Macerich Co. (The)(a)	27,335	308,065
NETSTREIT Corp.	7,143	127,645
Phillips Edison & Co., Inc.(a)	12,131	413,425
Retail Opportunity Investments Corp.	129,456	1,748,951
RPT Realty	48,400	505,780
SITE Centers Corp.	261,042	3,450,975
Spirit Realty Capital, Inc.(a)	32,717	1,288,396
Urstadt Biddle Properties, Inc. (Class A Stock)	6,405	136,170

		16,727,303

Semiconductors & Semiconductor Equipment — 1.9%
ACM Research, Inc. (Class A Stock)*	153,477	2,007,479
Amkor Technology, Inc.	44,931	1,336,697
Cirrus Logic, Inc.*(a)	8,100	656,181
Cohu, Inc.*	55,872	2,322,040
Diodes, Inc.*	6,400	591,936
MACOM Technology Solutions Holdings, Inc.*	17,453	1,143,695
MaxLinear, Inc.*	16,800	530,208
Onto Innovation, Inc.*	9,789	1,140,125
Photronics, Inc.*	95,982	2,475,376
Semtech Corp.*	81,163	2,066,410
Synaptics, Inc.*	38,369	3,275,945
Ultra Clean Holdings, Inc.*	43,284	1,664,703
Veeco Instruments, Inc.*	24,004	616,423

		19,827,218

Software — 1.9%
ACI Worldwide, Inc.*	37,200	861,924
Adeia, Inc.	66,562	732,848
AppLovin Corp. (Class A Stock)*	29,472	758,314
C3.ai, Inc. (Class A Stock)*(a)	5,430	197,815
CoreCard Corp.*(a)	8,600	218,096
E2open Parent Holdings, Inc.*	160,208	897,165
Ebix, Inc.(a)	26,000	655,200
eGain Corp.*	55,283	414,070
InterDigital, Inc.(a)	39,584	3,821,835
LiveRamp Holdings, Inc.*	110,987	3,169,789
Marathon Digital Holdings, Inc.*	16,458	228,108
NCR Corp.*	88,844	2,238,869
ON24, Inc.	72,739	590,641
Riot Platforms, Inc.*(a)	53,603	633,587
Smartsheet, Inc. (Class A Stock)*	34,806	1,331,677
Telos Corp.*	135,400	346,624
Tenable Holdings, Inc.*	30,798	1,341,253
Verint Systems, Inc.*	25,287	886,562
Xperi, Inc.*(a)	60,282	792,708

		20,117,085

Specialized REITs — 0.1%
PotlatchDeltic Corp.(a)	26,474	1,399,151

Specialty Retail — 2.5%
Aaron’s Co., Inc. (The)	53,100	750,834

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Academy Sports & Outdoors, Inc.	39,565	$2,138,488
Asbury Automotive Group, Inc.*(a)	16,554	3,979,913
Boot Barn Holdings, Inc.*(a)	14,334	1,213,947
Buckle, Inc. (The)	31,260	1,081,596
Caleres, Inc.(a)	52,052	1,245,605
Cato Corp. (The) (Class A Stock)	37,800	303,534
Foot Locker, Inc.(a)	74,637	2,023,409
Genesco, Inc.*	17,300	433,192
Group 1 Automotive, Inc.	16,050	4,142,505
Haverty Furniture Cos., Inc.	21,600	652,752
Hibbett, Inc.	13,700	497,173
LL Flooring Holdings, Inc.*	114,300	437,769
MarineMax, Inc.*	22,500	768,600
ODP Corp. (The)*	23,276	1,089,782
OneWater Marine, Inc. (Class A Stock)*(a)	21,800	790,032
Sally Beauty Holdings, Inc.*	49,412	610,238
Signet Jewelers Ltd.(a)	29,109	1,899,653
Sleep Number Corp.*(a)	9,400	256,432
Sonic Automotive, Inc. (Class A Stock)(a)	17,500	834,225
Upbound Group, Inc.(a)	24,200	753,346
Urban Outfitters, Inc.*	6,400	212,032
Zumiez, Inc.*	12,600	209,916

		26,324,973

Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.*(a)	40,361	1,029,206
Super Micro Computer, Inc.*(a)	2,600	648,050

		1,677,256

Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.(a)	2,800	203,280
G-III Apparel Group Ltd.*	67,020	1,291,475
Kontoor Brands, Inc.(a)	5,100	214,710
Lakeland Industries, Inc.(a)	17,733	255,178
Steven Madden Ltd.	100,837	3,296,362

		5,261,005

Tobacco — 0.1%
Vector Group Ltd.(a)	104,789	1,342,347

Trading Companies & Distributors — 2.2%
Beacon Roofing Supply, Inc.*(a)	72,521	6,017,793
BlueLinx Holdings, Inc.*	15,941	1,494,947
Boise Cascade Co.	21,132	1,909,276
GATX Corp.	2,810	361,759
Global Industrial Co.	6,479	179,922
GMS, Inc.*	15,586	1,078,551
Herc Holdings, Inc.	13,684	1,872,656
MRC Global, Inc.*	83,918	845,054
NOW, Inc.*	217,801	2,256,418
Rush Enterprises, Inc. (Class A Stock)	70,253	4,267,167
Titan Machinery, Inc.*	11,771	347,245
Veritiv Corp.	2,367	297,319
WESCO International, Inc.(a)	11,222	2,009,411

		22,937,518

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Water Utilities — 0.1%
American States Water Co.	9,688	$842,856

Wireless Telecommunication Services — 0.1%
Gogo, Inc.*	45,418	772,560

TOTAL COMMON STOCKS (cost $1,005,861,587)		983,856,050

UNAFFILIATED EXCHANGE-TRADED FUNDS — 4.0%
iShares Russell 2000 Value ETF	177,710	25,021,568
Vanguard Small-Cap Value ETF	105,095	17,382,713

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $44,861,742)		42,404,281

TOTAL LONG-TERM INVESTMENTS (cost $1,050,723,329)		1,026,260,331

SHORT-TERM INVESTMENTS — 17.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	31,017,652	31,017,652
PGIM Institutional Money Market Fund (cost $149,326,474; includes $148,577,003 of cash collateral for securities on loan)(b)(wi)	149,395,998	149,291,420

TOTAL SHORT-TERM INVESTMENTS (cost $180,344,126)		180,309,072

TOTAL INVESTMENTS—114.4% (cost $1,231,067,455)		1,206,569,403
Liabilities in excess of other assets(z) — (14.4)%		(151,649,413)

NET ASSETS — 100.0%		$1,054,919,990

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $145,210,705; cash collateral of $148,577,003 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
98	Russell 2000 E-Mini Index	Sep. 2023	$9,328,130	$78,286

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$560,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$14,529,826	$—	$—
Air Freight & Logistics	4,819,434	—	—
Automobile Components	8,991,635	—	—
Automobiles	662,400	—	—
Banks	135,566,269	—	—
Beverages	2,354,285	—	—
Biotechnology	28,494,508	—	—
Broadline Retail	1,307,448	—	—
Building Products	15,832,124	—	—
Capital Markets	19,549,454	—	—
Chemicals	22,922,067	—	—
Commercial Services & Supplies	16,170,316	—	—
Communications Equipment	6,606,077	—	—
Construction & Engineering	15,181,969	—	—
Construction Materials	2,278,986	—	—
Consumer Finance	20,462,459	—	—
Consumer Staples Distribution & Retail	3,632,919	—	—
Containers & Packaging	4,130,096	—	—
Diversified Consumer Services	8,059,954	—	—
Diversified REITs	3,221,516	—	—
Diversified Telecommunication Services	2,311,617	—	—
Electric Utilities	14,939,246	—	—
Electrical Equipment	9,353,079	—	—
Electronic Equipment, Instruments & Components	38,918,592	—	—
Energy Equipment & Services	29,019,370	—	—
Financial Services	34,263,104	—	—
Food Products	12,479,807	—	—
Gas Utilities	11,502,252	—	—
Ground Transportation	5,608,714	—	—
Health Care Equipment & Supplies	20,144,324	—	—
Health Care Providers & Services	15,257,391	—	—
Health Care REITs	6,321,846	—	—
Health Care Technology	5,175,510	—	—
Hotel & Resort REITs	13,863,833	—	—
Hotels, Restaurants & Leisure	25,466,966	—	—
Household Durables	26,214,189	—	—
Household Products	2,207,309	—	—
Independent Power & Renewable Electricity Producers	1,531,223	—	—
Industrial REITs	10,192,400	—	—
Insurance	32,846,273	—	—
Interactive Media & Services	1,026,877	—	—
IT Services	2,995,947	—	—
Leisure Products	9,579,165	—	—
Life Sciences Tools & Services	3,123,420	—	—
Machinery	36,837,691	—	—
Marine Transportation	1,929,101	—	—
Media	14,658,850	—	—
Metals & Mining	16,749,045	—	—
Mortgage Real Estate Investment Trusts (REITs)	11,356,132	—	—
Multi-Utilities	4,824,123	—	—
Office REITs	3,953,828	—	—
Oil, Gas & Consumable Fuels	56,494,519	—	—
Paper & Forest Products	1,770,262	—	—
Passenger Airlines	3,443,236	—	—
Personal Care Products	5,299,419	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Pharmaceuticals	$2,842,024	$—	$—
Professional Services	27,992,583	—	—
Real Estate Management & Development	8,649,461	—	—
Residential REITs	710,308	—	—
Retail REITs	16,727,303	—	—
Semiconductors & Semiconductor Equipment	19,827,218	—	—
Software	20,117,085	—	—
Specialized REITs	1,399,151	—	—
Specialty Retail	26,324,973	—	—
Technology Hardware, Storage & Peripherals	1,677,256	—	—
Textiles, Apparel & Luxury Goods	5,261,005	—	—
Tobacco	1,342,347	—	—
Trading Companies & Distributors	22,937,518	—	—
Water Utilities	842,856	—	—
Wireless Telecommunication Services	772,560	—	—
Unaffiliated Exchange-Traded Funds	42,404,281	—	—
Short-Term Investments
Affiliated Mutual Funds	180,309,072	—	—

Total	$1,206,569,403	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$78,286	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (14.1% represents investments purchased with collateral from securities on loan)	17.1%
Banks	12.8
Oil, Gas & Consumable Fuels	5.4
Unaffiliated Exchange-Traded Funds	4.0
Electronic Equipment, Instruments & Components	3.7
Machinery	3.5
Financial Services	3.2
Insurance	3.1
Energy Equipment & Services	2.7
Biotechnology	2.7
Professional Services	2.7
Specialty Retail	2.5
Household Durables	2.5
Hotels, Restaurants & Leisure	2.4
Trading Companies & Distributors	2.2
Chemicals	2.2
Consumer Finance	1.9
Health Care Equipment & Supplies	1.9
Software	1.9
Semiconductors & Semiconductor Equipment	1.9
Capital Markets	1.9
Metals & Mining	1.6
Retail REITs	1.6

Commercial Services & Supplies	1.5%
Building Products	1.5
Health Care Providers & Services	1.4
Construction & Engineering	1.4
Electric Utilities	1.4
Media	1.4
Aerospace & Defense	1.4
Hotel & Resort REITs	1.3
Food Products	1.2
Gas Utilities	1.1
Mortgage Real Estate Investment Trusts (REITs)	1.1
Industrial REITs	1.0
Leisure Products	0.9
Electrical Equipment	0.9
Automobile Components	0.8
Real Estate Management & Development	0.8
Diversified Consumer Services	0.8
Communications Equipment	0.6
Health Care REITs	0.6
Ground Transportation	0.5
Personal Care Products	0.5
Textiles, Apparel & Luxury Goods	0.5
Health Care Technology	0.5
Multi-Utilities	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Industry Classification (continued):

Air Freight & Logistics	0.5%
Containers & Packaging	0.4
Office REITs	0.4
Consumer Staples Distribution & Retail	0.3
Passenger Airlines	0.3
Diversified REITs	0.3
Life Sciences Tools & Services	0.3
IT Services	0.3
Pharmaceuticals	0.3
Beverages	0.2
Diversified Telecommunication Services	0.2
Construction Materials	0.2
Household Products	0.2
Marine Transportation	0.2
Paper & Forest Products	0.2

Technology Hardware, Storage & Peripherals	0.2%
Independent Power & Renewable Electricity Producers	0.1
Specialized REITs	0.1
Tobacco	0.1
Broadline Retail	0.1
Interactive Media & Services	0.1
Water Utilities	0.1
Wireless Telecommunication Services	0.1
Residential REITs	0.1
Automobiles	0.1

114.4
Liabilities in excess of other assets	(14.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$78,286	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$143,866

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$164,075

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$6,404,307

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$145,210,705	$(145,210,705)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value, including securities on loan of $145,210,705:
Unaffiliated investments (cost $1,050,723,329)	$1,026,260,331
Affiliated investments (cost $180,344,126)	180,309,072
Cash	23,372
Receivable for investments sold	3,500,004
Dividends receivable	1,230,987
Deposit with broker for centrally cleared/exchange-traded derivatives	560,000
Receivable for Portfolio shares sold	549,926
Tax reclaim receivable	32,486
Due from broker-variation margin futures	18,557
Prepaid expenses and other assets	7,970

Total Assets	1,212,492,705

LIABILITIES
Payable to broker for collateral for securities on loan	148,577,003
Payable for investments purchased	7,640,737
Accrued expenses and other liabilities	838,479
Management fee payable	383,876
Payable for Portfolio shares purchased	73,010
Payable to affiliate	30,518
Distribution fee payable	28,106
Affiliated transfer agent fee payable	707
Trustees’ fees payable	279

Total Liabilities	157,572,715

NET ASSETS	$1,054,919,990

Net assets were comprised of:
Partners’ Equity	$1,054,919,990

Net asset value and redemption price per share, $1,054,919,990 / 30,762,540 outstanding shares of beneficial interest	$34.29

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $20,952 foreign withholding tax, of which $4,939 is reimbursable by an affiliate)	$10,635,222
Income from securities lending, net (including affiliated income of $251,693)	279,020
Affiliated dividend income	57,838
Interest income	10,229

Total income	10,982,309

EXPENSES
Management fee	3,764,782
Distribution fee	1,312,427
Custodian and accounting fees	123,807
Audit fee	22,992
Trustees’ fees	13,228
Professional fees	12,692
Shareholders’ reports	6,666
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Miscellaneous	19,127

Total expenses	5,279,718
Less: Fee waiver and/or expense reimbursement	(135,219)

Net expenses	5,144,499

NET INVESTMENT INCOME (LOSS)	5,837,810

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $31,869)	(15,010,652)
Futures transactions	143,866
Foreign currency transactions	(367)

(14,867,153)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(76,114))	37,818,157
Futures	164,075
Foreign currencies	(340)

37,981,892

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	23,114,739

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,952,549

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,837,810	$8,792,513
Net realized gain (loss) on investment and foreign currency transactions	(14,867,153)	73,043,127
Net change in unrealized appreciation (depreciation) on investments	37,981,892	(211,558,684)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,952,549	(129,723,044)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,730,802 and 11,035,822 shares, respectively]	94,197,423	389,994,892
Portfolio shares issued in merger [0 and 12,191,482 shares, respectively].	—	419,630,823
Portfolio shares purchased [3,251,777 and 11,076,469 shares, respectively]	(110,185,157)	(373,221,993)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(15,987,734)	436,403,722

TOTAL INCREASE (DECREASE)	12,964,815	306,680,678
NET ASSETS:
Beginning of period	1,041,955,175	735,274,497

End of period	$1,054,919,990	$1,041,955,175

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$33.31		$38.43	$29.22	$28.97	$23.75		$28.64

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.31	0.15	0.20	0.24		0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.79		(5.43)	9.06	0.05 (b)	4.98		(5.07)

Total from investment operations	0.98		(5.12)	9.21	0.25	5.22		(4.89)

Capital Contributions	—		—	—	—	—	(c)(d)	—	(d)(e)

Net Asset Value, end of period	$34.29		$33.31	$38.43	$29.22	$28.97		$23.75

Total Return(f)	2.94%		(13.32)%	31.52%	0.86%	21.98	%(g)	(17.07	)%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,055		$1,042	$735	$772	$725		$589
Average net assets (in millions)	$1,059		$977	$832	$544	$703		$884
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.98	%(i)	0.98%	0.99%	1.03%	1.01%		1.00%
Expenses before waivers and/or expense reimbursement	1.01	%(i)	1.00%	1.00%	1.03%	1.01%		1.00%
Net investment income (loss)	1.11	%(i)	0.90%	0.42%	0.85%	0.90%		0.65%
Portfolio turnover rate(j)	34%		99%	57%	99%	67%		51%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)	Amount rounds to zero.
(e)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Agricultural Products — 1.4%
Darling Ingredients, Inc.*	73,686	$4,700,430

Aluminum — 0.6%
Norsk Hydro ASA (Norway)	323,777	1,930,120

Building Products — 0.6%
Carrier Global Corp.(a)	40,569	2,016,685

Coal & Consumable Fuels — 2.0%
Cameco Corp. (Canada)(a)	179,639	5,628,090
NAC Kazatomprom JSC (Kazakhstan), GDR	37,131	997,190

		6,625,280

Construction & Engineering — 0.7%
Quanta Services, Inc.	11,389	2,237,369

Construction Machinery & Heavy Trucks — 1.2%
Cummins, Inc.	8,161	2,000,751
Epiroc AB (Sweden)(Class B Stock)	108,013	1,748,239

		3,748,990

Construction Materials — 0.7%
Vulcan Materials Co.	9,342	2,106,060

Copper — 5.7%
ERO Copper Corp. (Brazil)*	156,441	3,164,838
First Quantum Minerals Ltd. (Zambia)	203,546	4,815,347
Freeport-McMoRan, Inc.	146,100	5,844,000
Southern Copper Corp. (Mexico)	66,207	4,749,690

		18,573,875

Diversified Metals & Mining — 5.8%
Allkem Ltd. (Australia)*	108,332	1,165,008
BHP Group Ltd. (Australia)	149,042	4,480,495
Glencore PLC (Australia)	428,601	2,430,118
IGO Ltd. (Australia)	163,565	1,669,471
Ivanhoe Electric, Inc./US*	68,300	890,632
Pilbara Minerals Ltd. (Australia)	374,491	1,230,826
Rio Tinto Ltd. (Australia)	32,459	2,485,700
South32 Ltd. (Australia)	637,161	1,604,115
Teck Resources Ltd. (Canada)(Class B Stock)	67,600	2,845,960

		18,802,325

Electric Utilities — 3.6%
FirstEnergy Corp.	45,434	1,766,474
Iberdrola SA (Spain)	69,139	902,873
NextEra Energy, Inc.	41,827	3,103,563
PG&E Corp.*	129,244	2,233,336
Southern Co. (The)	51,789	3,638,177

		11,644,423

Electrical Components & Equipment — 2.5%
Hubbell, Inc.	11,445	3,794,704
Schneider Electric SE	13,141	2,387,414
Shoals Technologies Group, Inc. (Class A Stock)*	70,201	1,794,338

		7,976,456

	Shares	Value

COMMON STOCKS (continued)
Fertilizers & Agricultural Chemicals — 3.0%
CF Industries Holdings, Inc.	39,540	$2,744,867
FMC Corp.	26,848	2,801,320
Nutrien Ltd. (Canada)	72,699	4,292,876

		9,839,063

Forest Products — 0.7%
Svenska Cellulosa AB SCA (Sweden)(Class B Stock)	117,209	1,496,173
West Fraser Timber Co. Ltd. (Canada)	9,555	820,875

		2,317,048

Gold — 4.5%
Agnico Eagle Mines Ltd. (Canada)(a)	49,200	2,459,016
Franco-Nevada Corp. (Canada)	26,707	3,806,415
Newcrest Mining Ltd. (Australia)	97,512	1,739,460
Newmont Corp.	72,800	3,105,648
Northern Star Resources Ltd. (Australia)	363,421	2,960,744
Wesdome Gold Mines Ltd. (Canada)*	137,400	715,652

		14,786,935

Industrial Gases — 2.9%
Air Products & Chemicals, Inc.	9,424	2,822,771
Linde PLC	17,711	6,749,308

		9,572,079

Industrial Machinery — 0.6%
Sandvik AB (Sweden)	102,733	2,005,779

Integrated Oil & Gas — 20.0%
BP PLC (United Kingdom), ADR	192,046	6,777,304
Chevron Corp.	54,282	8,541,273
Equinor ASA (Norway)	212,309	6,182,199
Exxon Mobil Corp.	106,225	11,392,631
Galp Energia SGPS SA (Portugal)	176,205	2,059,112
OMV AG (Austria)	67,929	2,884,414
Shell PLC (Netherlands)	332,521	9,919,662
Suncor Energy, Inc. (Canada)	202,417	5,937,667
TotalEnergies SE (France)	202,909	11,647,917

		65,342,179

Metal & Glass Containers — 0.8%
Ball Corp.	41,867	2,437,078

Multi-Utilities — 1.7%
Ameren Corp.	25,824	2,109,046
CMS Energy Corp.	28,452	1,671,555
Dominion Energy, Inc.	35,937	1,861,177

		5,641,778

Oil & Gas Drilling — 0.5%
Noble Corp. PLC*	34,900	1,441,719

Oil & Gas Equipment & Services — 6.2%
Baker Hughes Co.	114,783	3,628,291
Cactus, Inc. (Class A Stock)	32,815	1,388,731
ChampionX Corp.	77,330	2,400,323
Halliburton Co.	44,658	1,473,267
Schlumberger NV	124,987	6,139,361

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil & Gas Equipment & Services (cont’d.)
TechnipFMC PLC (United Kingdom)*	319,572	$5,311,287

		20,341,260

Oil & Gas Exploration & Production — 20.1%
Canadian Natural Resources Ltd. (Canada)	74,439	4,185,104
Chesapeake Energy Corp.	54,034	4,521,565
Comstock Resources, Inc.	126,400	1,466,240
ConocoPhillips	102,971	10,668,825
EOG Resources, Inc.	69,322	7,933,210
EQT Corp.	146,200	6,013,206
Hess Corp.	68,335	9,290,143
Kosmos Energy Ltd. (Ghana)*	463,800	2,778,162
Magnolia Oil & Gas Corp. (Class A Stock)(a)	96,080	2,008,072
Pioneer Natural Resources Co.	26,531	5,496,693
Range Resources Corp.	165,000	4,851,000
Southwestern Energy Co.*	519,367	3,121,396
Tourmaline Oil Corp. (Canada)	29,765	1,402,477
Whitecap Resources, Inc. (Canada)	280,500	1,962,812

		65,698,905

Oil & Gas Refining & Marketing — 2.3%
Marathon Petroleum Corp.	32,219	3,756,735
Valero Energy Corp.	32,385	3,798,761

		7,555,496

Oil & Gas Storage & Transportation — 0.3%
Equitrans Midstream Corp.	44,768	427,982
Williams Cos., Inc. (The)	15,671	511,345

		939,327

Packaged Foods & Meats — 1.2%
Bakkafrost P/F (Faroe Islands)	31,651	1,893,413
Minerva SA (Brazil)	947,200	2,083,041

		3,976,454

Paper Packaging — 1.6%
Avery Dennison Corp.	9,352	1,606,674
Packaging Corp. of America	18,710	2,472,713
Westrock Co.	42,024	1,221,638

		5,301,025

Paper Products — 0.6%
Suzano SA (Brazil)	193,600	1,789,957

Railroads — 1.2%
Norfolk Southern Corp.	9,707	2,201,159
Union Pacific Corp.	8,125	1,662,538

		3,863,697

Semiconductor Equipment — 0.8%
SolarEdge Technologies, Inc.*	10,090	2,714,715

Specialized REITs — 1.2%
PotlatchDeltic Corp.(a)	37,364	1,974,687

	Shares	Value

COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Rayonier, Inc.	59,627	$1,872,288

		3,846,975

Specialty Chemicals — 3.1%
Akzo Nobel NV (Netherlands)	28,706	2,346,807
Covestro AG (Germany), 144A*	45,046	2,343,865
RPM International, Inc.	27,344	2,453,577
Sherwin-Williams Co. (The)	11,244	2,985,507

		10,129,756

Steel — 0.6%
Reliance Steel & Aluminum Co.	5,901	1,602,653
Warrior Met Coal, Inc.	10,517	409,637

		2,012,290

TOTAL LONG-TERM INVESTMENTS (cost $310,788,939)		321,915,528

SHORT-TERM INVESTMENTS — 3.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	3,036,387	3,036,387
PGIM Institutional Money Market Fund (cost $9,470,044; includes $9,393,461 of cash collateral for securities on loan)(b)(wi)	9,476,678	9,470,044

TOTAL SHORT-TERM INVESTMENTS (cost $12,506,431)		12,506,431

TOTAL INVESTMENTS—102.5% (cost $323,295,370)		334,421,959
Liabilities in excess of other assets — (2.5)%		(8,197,329)

NET ASSETS — 100.0%		$326,224,630

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,236,738; cash collateral of $9,393,461 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$19,765,937	$—
Austria	—	2,884,414	—
Brazil	7,037,836	—	—
Canada	34,056,944	—	—
Faroe Islands	—	1,893,413	—
France	—	11,647,917	—
Germany	—	2,343,865	—
Ghana	2,778,162	—	—
Kazakhstan	—	997,190	—
Mexico	4,749,690	—	—
Netherlands	—	12,266,469	—
Norway	—	8,112,319	—
Portugal	—	2,059,112	—
Spain	—	902,873	—
Sweden	—	5,250,191	—
United Kingdom	12,088,591	—	—
United States	185,877,844	2,387,414	—
Zambia	4,815,347	—	—
Short-Term Investments
Affiliated Mutual Funds	12,506,431	—	—

Total	$263,910,845	$70,511,114	$—

Country Allocation:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

United States (including 2.9% of collateral for securities on loan)	61.5%
Canada	10.4
Australia	6.0
Netherlands	3.7
United Kingdom	3.7
France	3.6
Norway	2.5
Brazil	2.2
Sweden	1.7
Zambia	1.5
Mexico	1.4

Austria	0.9%
Ghana	0.9
Germany	0.7
Portugal	0.6
Faroe Islands	0.6
Kazakhstan	0.3
Spain	0.3

102.5
Liabilities in excess of other assets	(2.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$9,236,738	$(9,236,738)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value, including securities on loan of $9,236,738:
Unaffiliated investments (cost $310,788,939)	$321,915,528
Affiliated investments (cost $12,506,431)	12,506,431
Foreign currency, at value (cost $187,418)	186,835
Receivable for investments sold	3,142,061
Tax reclaim receivable	1,796,922
Dividends receivable	370,227
Receivable for Portfolio shares sold	45,335
Receivable from affiliate	709
Prepaid expenses and other assets	63,837

Total Assets	340,027,885

LIABILITIES
Payable to broker for collateral for securities on loan	9,393,461
Payable for investments purchased	2,773,095
Payable to affiliate	1,373,917
Management fee payable	102,910
Accrued expenses and other liabilities	94,656
Payable for Portfolio shares purchased	55,074
Distribution fee payable	8,801
Affiliated transfer agent fee payable	707
Trustees’ fees payable	634

Total Liabilities	13,803,255

NET ASSETS	$326,224,630

Net assets were comprised of:
Partners’ Equity	$326,224,630

Net asset value and redemption price per share, $326,224,630 / 11,440,797 outstanding shares of beneficial interest	$28.51

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $452,100 foreign withholding tax, of which $1,463 is reimbursable by an affiliate)	$6,232,962
Income from securities lending, net (including affiliated income of $42,709)	43,354
Affiliated dividend income	4,729

Total income	6,281,045

EXPENSES
Management fee	1,307,288
Distribution fee	447,201
Custodian and accounting fees	36,644
Audit fee	12,992
Professional fees	10,605
Trustees’ fees	7,635
Shareholders’ reports	4,437
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Miscellaneous	17,704

Total expenses	1,848,503
Less: Fee waiver and/or expense reimbursement	(200,346)

Net expenses	1,648,157

NET INVESTMENT INCOME (LOSS)	4,632,888

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,468))	21,720,046
Foreign currency transactions	(68,364)

21,651,682

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,938))	(34,402,858)
Foreign currencies	(11,373)

(34,414,231)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(12,762,549)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,129,661)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,632,888	$14,154,958
Net realized gain (loss) on investment and foreign currency transactions	21,651,682	89,425,549
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(34,414,231)	(87,143,521)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,129,661)	16,436,986

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,137,228 and 4,931,984 shares, respectively]	32,853,015	136,761,733
Portfolio shares purchased [3,230,722 and 16,120,773 shares, respectively]	(89,874,611)	(435,681,949)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(57,021,596)	(298,920,216)

TOTAL INCREASE (DECREASE)	(65,151,257)	(282,483,230)
NET ASSETS:
Beginning of period	391,375,887	673,859,117

End of period	$326,224,630	$391,375,887

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$28.92		$27.26	$22.02	$22.52	$19.27		$23.12

Income (Loss) From Investment Operations:
Net investment income (loss)	0.37		0.74	0.44	0.34	0.39		0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.78)		0.92	4.80	(0.84)	2.86		(4.19)

Total from investment operations	(0.41)		1.66	5.24	(0.50)	3.25		(3.86)

Capital Contributions	—		—	—	—	—	(b)(c)(d)	0.01	(c)

Net Asset Value, end of period	$28.51		$28.92	$27.26	$22.02	$22.52		$19.27

Total Return(e)	(1.42)%		6.09%	23.80%	(2.22)%	16.87	%(f)	(16.65	)%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$326		$391	$674	$401	$417		$325
Average net assets (in millions)	$361		$533	$620	$327	$394		$481
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.92	%(i)	0.96%	0.99%	1.05%	1.03%		1.02%
Expenses before waivers and/or expense reimbursement	1.03	%(i)	1.02%	1.01%	1.07%	1.04%		1.03%
Net investment income (loss)	2.59	%(i)	2.66%	1.75%	1.79%	1.84%		1.43%
Portfolio turnover rate(j)	50%		46%	44%	102%	50%		49%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (16.19)%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2023 consisted of 46 separate portfolios. The information presented in these financial statements pertains only to the 13 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for AST Cohen & Steers Realty Portfolio, which is a non-diversified portfolio for purposes of the 1940 Act. The AST Cohen & Steers Realty Portfolio may therefore invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”)	Income, capital preservation, and capital appreciation.
AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”)	Maximize total return through investment in real estate securities.
AST Emerging Markets Equity Portfolio (“Emerging Markets Equity”)	Long-term capital appreciation.
AST International Equity Portfolio (“International Equity”) formerly known as AST International Growth Portfolio	Long-term growth of capital.
AST Large-Cap Core Portfolio (“Large-Cap Core”)	Long-term capital appreciation.
AST Large-Cap Growth Portfolio (“Large-Cap Growth”)	Long-term growth of capital.
AST Large-Cap Value Portfolio (“Large-Cap Value”)	Current income and long-term growth of income, as well as capital appreciation.
AST MFS Global Equity Portfolio (“MFS Global Equity”)	Capital growth.
AST Mid-Cap Growth Portfolio (“Mid-Cap Growth”)	Long-term growth of capital.

B1

Portfolio	Investment Objective(s)
AST Mid-Cap Value Portfolio (“Mid-Cap Value”)	Capital growth.
AST Small-Cap Growth Portfolio (“Small-Cap Growth”)	Long-term capital growth.
AST Small-Cap Value Portfolio (“Small-Cap Value”)	Long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.
AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”)

Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Investment Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (ETFs) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

B2

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

B3

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

B4

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions

B5

received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (the Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
ClearBridge Dividend Growth	ClearBridge Investments, LLC (“ClearBridge”)
Cohen & Steers Realty	Cohen & Steers Capital Management, Inc.
Emerging Markets Equity	AQR Capital Management, LLC; J.P. Morgan Investment Management, Inc. (“J.P. Morgan”); Martin Currie, Inc.
International Equity	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); Effective March 10, 2023: LSV Asset Management; Massachusetts Financial Services Company (“MFS”); J.P. Morgan; PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”, a wholly-owned subsidiary of PGIM, Inc.); Until March 10, 2023 Neuberger Berman Investment Advisers, LLC; William Blair Investment Management, LLC
Large-Cap Core	J.P. Morgan; MFS; PGIM Quantitative Solutions (a wholly-owned subsidiary of PGIM, Inc.)
Large-Cap Growth	T. Rowe Price Associates, Inc. (“T. Rowe”); ClearBridge; Jennison (a wholly-owned subsidiary of PGIM, Inc.); MFS
Large-Cap Value	Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”); MFS; T. Rowe; Wellington Management Company, LLP (“Wellington”)
MFS Global Equity	MFS
Mid-Cap Growth	MFS; Delaware Investments Fund Advisers; TimesSquare Capital Management LLC; J.P. Morgan
Mid-Cap Value	MFS; Victory Capital Management, Inc. (“Victory Capital”); Wellington
Small-Cap Growth	Emerald Mutual Fund Advisers Trust; UBS Asset Management (Americas), Inc.; Driehaus Capital Management LLC; MFS; Victory Capital

B6

Portfolio	Subadviser(s)
Small-Cap Value	J.P. Morgan; Boston Partners Global Investors, Inc; Goldman Sachs Asset Management, L.P.; Hotchkis & Wiley;
T. Rowe Price Natural Resources	T. Rowe

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
ClearBridge Dividend Growth	0.6825% first $300 million; 0.6725% on next $ 200 million; 0.6625% on next $ 250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.67%	0.64%
Cohen & Steers Realty	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.83%	0.79%
Emerging Markets Equity	0.9325% first $300 million; 0.9225% on next $ 200 million; 0.9125% on next $ 250 million; 0.9025% on next $2.5 billion; 0.8925% on next $ 2.75 billion; 0.8625% on next $ 4 billion; 0.8425% in excess of $10 billion	0.93%	0.77%
International Equity(1)	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.74%	0.67%

B7

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Large-Cap Core	0.5825% first $300 million; 0.5725% on next $ 200 million; 0.5625% on next $ 250 million; 0.5525% on next $2.5 billion; 0.5425% on next $ 2.75 billion; 0.5125% on next $ 4 billion; 0.4925% in excess of $10 billion	0.58%	0.48%
Large-Cap Growth	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $ 250 million; 0.6525% on next $ 2.25 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.66%	0.61%
Large-Cap Value	0.5825% first $300 million; 0.5725% on next $ 200 million; 0.5625% on next $ 250 million; 0.5525% on next $2.5 billion; 0.5425% on next $ 2.75 billion; 0.5125% on next $ 4 billion; 0.4925% in excess of $10 billion	0.56%	0.53%
MFS Global Equity	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.83%	0.82%
Mid-Cap Growth	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.82%	0.77%
Mid-Cap Value	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $ 250 million; 0.6525% on next $ 2.25 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.73%	0.68%
Small-Cap Growth	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.72%	0.70%
Small-Cap Value	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.72%	0.69%

B8

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
T. Rowe Price Natural Resources	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.73%	0.62%

Portfolio	Fee Waivers and/or Expense Limitations
ClearBridge Dividend Growth	contractually waive 0.012% through June 30, 2024; contractually limit expenses to 0.91% through June 30, 2023
Cohen & Steers Realty	contractually limit expenses to 1.10% through January 20, 2023; effective January 21, 2023, contractually limit expenses to 1.08% through June 30, 2024
Emerging Markets Equity	contractually limit expenses to 1.28% through June 30, 2023; effective July 1, 2023, contractually limit expenses to 1.31% through June 30, 2024
International Equity	contractually waive 0.02% through March 10, 2023; contractually limit expenses to 1.06% through March 10, 2023; effective March 11, 2023, contractually limit expenses to 0.98% through June 30, 2024
Large-Cap Core	contractually waive 0.015% through June 30, 2024; contractually limit expenses to 0.80% through June 30, 2023; effective July 1, 2023, contractually limit expenses to 0.86% through June 30, 2024
Large-Cap Growth	contractually waive 0.0473% through June 30, 2024; Effective July 1, 2023, voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 0.87% through June 30, 2024
Large-Cap Value	contractually waive 0.009% through June 30, 2024; contractually limit expenses to 0.80% through June 30, 2024
MFS Global Equity	contractually waive 0.0067% through June 30, 2024
Mid-Cap Growth	contractually waive 0.0047% through June 30, 2024; contractually limit expenses to 1.05% through June 30, 2024

B9

Portfolio	Fee Waivers and/or Expense Limitations
Mid-Cap Value	contractually waive 0.0085% through June 30, 2024; contractually limit expenses to 0.97% through June 30, 2023
Small-Cap Growth	contractually waive 0.004% through June 30, 2024; contractually limit expenses to 0.98% through June 30, 2024
Small-Cap Value	contractually limit expenses to 0.98% through June 30, 2024; Effective July 1, 2023, voluntarily waive 0.0005% through June 30, 2024
T. Rowe Price Natural Resources	contractually waive 0.112% through June 30, 2024; contractually limit expenses to 0.99% through June 30, 2024

(1)

Prior to March 11, 2023, the contractual management fee rate was as follows: 0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2023, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
ClearBridge Dividend Growth	$524
Cohen & Steers Realty	42,642
Emerging Markets Equity	166
International Equity	2,915
Large-Cap Core	1,062
Large-Cap Growth	4,084
Large-Cap Value	2,744
Mid-Cap Growth	242
Mid-Cap Value	2,775
Small-Cap Growth	16,202
Small-Cap Value	23,898

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Investments and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

B10

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2023, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of Rule 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large-Cap Growth	$—	$1,911,407	$(267,528)
Large-Cap Value	104,481	—	—
MFS Global Equity	515,775	—	—
Mid-Cap Growth	195,280	110,551	(40,068)
Mid-Cap Value	—	20,695	5,954
Small-Cap Growth	270,986	671,782	59,565

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

B11

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2023 Payments
Cohen & Steers Realty	$12,720
Emerging Markets Equity	33,228
International Equity	995,642
Large-Cap Core	64,886
Large-Cap Growth	93,815
Large-Cap Value	104,527
MFS Global Equity	4,996
Mid-Cap Growth	384
Mid-Cap Value	1,354
Small-Cap Growth	3,111
Small-Cap Value	4,939
T. Rowe Price Natural Resources	1,463

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2023 Payments
ClearBridge Dividend Growth	$3,766
MFS Global Equity	43,899
Mid-Cap Growth	2,751
Small-Cap Growth	4,161
T. Rowe Price Natural Resources	76,456

In January 2023, the AST International Value Portfolio (“International Value”) and the AST QMA International Core Equity Portfolio (“QMA International Core Equity”) received $5,121,917 and $498,704, respectively, in voluntary payments from Prudential related to European Union (EU) Withholding Tax Reclaims. Both Portfolios merged into International Equity at the close of business on March 10, 2023.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2023, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
ClearBridge Dividend Growth	$79,720,714	$119,680,194
Cohen & Steers Realty	117,533,077	123,017,521
Emerging Markets Equity	79,500,067	96,267,344
International Equity	701,022,133	741,126,308
Large-Cap Core	111,811,429	127,994,136
Large-Cap Growth	661,489,577	786,335,712
Large-Cap Value	418,530,695	427,100,655
MFS Global Equity	29,621,820	50,310,087
Mid-Cap Growth	177,553,935	201,973,199
Mid-Cap Value	132,036,847	157,094,342
Small-Cap Growth	500,803,202	537,935,608
Small-Cap Value	356,094,207	377,502,029
T. Rowe Price Natural Resources	175,939,855	226,168,311

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2023, is presented as follows:

B12

ClearBridge Dividend Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$43,707,796	$205,409,517	$206,739,443	$ (10,786)	$ 7,423	$42,374,507	42,404,189	$80,111	(2)

Cohen & Steers Realty

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 7,307,782	$ 3,860,013	$ —	$ —	$ 3,447,769	3,447,769	$ 5,272

PGIM Institutional Money Market Fund(1)(b)(wi)
2,004,903	251,217,609	196,778,158	(2,084)	(20,155)	56,422,115	56,461,638	37,161	(2)
$2,004,903	$258,525,391	$200,638,171	$ (2,084)	$ (20,155)	$59,869,884		$42,433

Emerging Markets Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$13,527,257	$ 2,244,761	$ —	$ —	$11,282,496	11,282,496	$24,096

PGIM Institutional Money Market Fund(1)(b)(wi)
9,172,674	41,307,087	47,455,630	(971)	276	3,023,436	3,025,554	10,093	(2)
$9,172,674	$54,834,344	$49,700,391	$ (971)	$ 276	$14,305,932		$34,189

International Equity

Value, Beginning of Period	Cost of Purchases***	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(ww)
$ —	$25,044,687	$ 7,293,595	$ —	$ —	$17,751,092	17,751,092	$42,124

PGIM Institutional Money Market Fund(1)(b)(ww)
15,044,811	50,637,006	46,610,402	(3,252)	6,862	19,075,025	19,088,386	8,517	(2)
$15,044,811	$75,681,693	$53,903,997	$ (3,252)	$ 6,862	$36,826,117		$50,641

Large-Cap Core

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)

B13

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

$ —	$ 6,326,950	$ 2,318,085	$ —	$ —	$ 4,008,865	4,008,865	$11,943

PGIM Institutional Money Market Fund(1)(b)(wi)

6,629,469	38,270,104	34,512,163	(2,167)	(1,155)	10,384,088	10,391,362	9,787	(2)
$6,629,469	$44,597,054	$36,830,248	$ (2,167)	$ (1,155)	$14,392,953		$21,730

Large-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 41,584,855	$ 18,796,164	$ —	$ —	$ 22,788,691	22,788,691	$ 75,420

PGIM Institutional Money Market Fund(1)(b)(wi)

243,366,810	953,007,476	974,548,435	(40,712)	(50,357)	221,734,782	221,890,105	311,753	(2)

$243,366,810	$994,592,331	$993,344,599	$ (40,712)	$ (50,357)	$244,523,473		$387,173

Large-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)

$ —	$ 41,472,733	$ 6,017,018	$ —	$ —	$ 35,455,715	35,455,715	$ 85,769

PGIM Institutional Money Market Fund(1)(b)(wi)

156,159,431	667,860,972	680,401,377	(48,183)	12,665	143,583,508	143,684,088	209,120	(2)
$156,159,431	$709,333,705	$686,418,395	$ (48,183)	$ 12,665	$179,039,223		$294,889

MFS Global Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)

$ —	$ 7,579,716	$ 2,292,099	$ —	$ —	$ 5,287,617	5,287,617	$13,622

PGIM Institutional Money Market Fund(1)(b)(wi)

42,326,687	210,738,879	191,697,876	(11,821)	57	61,355,926	61,398,905	80,828	(2)

$42,326,687	$218,318,595	$193,989,975	$ (11,821)	$ 57	$66,643,543		$94,450

Mid-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)

$ —	$ 21,419,448	$ 5,287,820	$ —	$ —	$ 16,131,628	16,131,628	$ 44,960

B14

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wi)
$16,460,756	$345,382,569	$253,789,375	$(6,648)	$(31,267)	$108,016,035	108,091,699	$ 98,648	(2)
$16,460,756	$366,802,017	$259,077,195	$(6,648)	$(31,267)	$124,147,663		$143,608

Mid-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 12,009,067	$ 3,982,731	$ —	$ —	$ 8,026,336	8,026,336	$ 24,780

PGIM Institutional Money Market Fund(1)(b)(wi)
52,611,817	242,319,764	219,049,005	(13,339)	(8,353)	75,860,884	75,914,023	81,154	(2)
$52,611,817	$254,328,831	$223,031,736	$ (13,339)	$ (8,353)	$83,887,220		$105,934

Small-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 38,812,588	$ 16,318,836	$ —	$ —	$ 22,493,752	22,493,752	$ 62,634

PGIM Institutional Money Market Fund(1)(b)(wi)
196,273,933	541,482,657	478,032,802	(77,471)	10,654	259,656,971	259,838,858	326,857	(2)
$196,273,933	$580,295,245	$494,351,638	$(77,471)	$ 10,654	$282,150,723		$389,491

Small-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$45,292,041	$14,274,389	$ —	$ —	$31,017,652	31,017,652	$ 57,838

PGIM Institutional Money Market Fund (1)(b)(wi)
186,567,530	264,891,792	302,123,657	(76,114)	31,869	149,291,420	149,395,998	251,693	(2)
$186,567,530	$310,183,833	$316,398,046	$ (76,114)	$ 31,869	$180,309,072		$309,531

T. Rowe Price Natural Resources

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 6,628,017	$ 3,591,630	$ —	$ —	$ 3,036,387	3,036,387	$ 4,729

B15

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wi)
$34,539,013	$137,668,926	$162,732,489	$(1,938)	$(3,468)	$ 9,470,044	9,476,678	$42,709(2)
$34,539,013	$144,296,943	$166,324,119	$(1,938)	$(3,468)	$12,506,431		$47,438

***	A portion of the amount represents merger activity during the reporting period.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(ww)

PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2022 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2023. The average balance outstanding

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is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2023
Cohen & Steers Realty	$1,172,267	5.70%	15	$3,083,000	$—
Emerging Markets Equity	582,946	5.74	37	2,074,000	—
International Equity	660,490	6.02	51	2,218,000	—
Large-Cap Core	1,327,071	5.65	14	3,489,000	—
Large-Cap Growth	1,388,667	5.71	27	5,624,000	—
Large-Cap Value	1,806,333	5.46	3	3,279,000	—
MFS Global Equity	1,030,091	5.64	11	2,814,000	—
Mid-Cap Growth	374,529	5.81	17	623,000	—
Mid-Cap Value	436,526	5.84	19	1,081,000	—
T. Rowe Price Natural Resources	731,286	6.12	7	1,057,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2023, all Portfolios offer only a single share class to investors.

As of June 30, 2023, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
ClearBridge Dividend Growth	26,776,095	92.7%
Cohen & Steers Realty	26,402,129	81.8
Emerging Markets Equity	21,287,436	75.9
International Equity	34,417,501	67.2
Large-Cap Core	9,068,741	68.0
Large-Cap Growth	57,563,383	72.7
Large-Cap Value	46,009,578	72.6
MFS Global Equity	15,245,920	77.4
Mid-Cap Growth	42,653,271	65.4
Mid-Cap Value	8,069,917	58.1
Small-Cap Growth	13,221,696	77.4
Small-Cap Value	23,230,078	75.5
T. Rowe Price Natural Resources	8,788,246	76.8

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
ClearBridge Dividend Growth	3	81.4%
Cohen & Steers Realty	3	81.8
Emerging Markets Equity	2	65.8
International Equity	2	64.6
Large-Cap Core	2	68.0
Large-Cap Growth	4	69.8
Large-Cap Value	4	69.3
MFS Global Equity	2	77.4
Mid-Cap Growth	2	65.4
Mid-Cap Value	2	58.1

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Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Small-Cap Growth	4	68.7%
Small-Cap Value	4	67.2
T. Rowe Price Natural Resources	3	66.8
Unaffiliated:
ClearBridge Dividend Growth	1	7.3
Cohen & Steers Realty	1	18.2
Emerging Markets Equity	1	24.1
International Equity	1	32.8
Large-Cap Core	1	32.0
Large-Cap Growth	1	27.1
Large-Cap Value	1	27.3
MFS Global Equity	1	22.6
Mid-Cap Growth	1	34.4
Mid-Cap Value	1	41.9
Small-Cap Growth	1	22.5
Small-Cap Value	1	24.5
T. Rowe Price Natural Resources	1	23.2

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

9. Risks of Investing in the Portfolios

Each Portfolio’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	ClearBridge Dividend Growth	Cohen & Steers Realty	Emerging Markets Equity	International Equity	Large- Cap Core	Large- Cap Growth
Asset Transfer Program	X	X	X	X	X	X
Blend Style	–	–	–	–	X	–
Currency	–	–	X	–	–	–
Derivatives	–	X	X	X	X	X
Economic and Market Events	X	X	X	X	X	X
Emerging Markets	–	X	X	X	–	–
Equity Securities	X	X	X	X	X	X
Exchange-Traded Funds (ETF)	–	–	X	X	X	–
Expense	X	X	X	X	X	X
Fixed Income Securities	–	–	X	–	–	–
Focus	–	X	–	X	–	–
Foreign Custody	–	–	X	–	–	–
Foreign Investment	X	X	X	X	–	X
Fund of Funds	–	–	–	X	–	–
Investment Style	X	–	–	X	–	X
Large Company	–	–	–	–	X	X
Liquidity and Valuation	–	X	X	X	X	X
Market and Management	X	X	X	X	X	X
Mid-Sized Company	–	–	–	–	–	–
Non-Diversification	–	X	–	–	–	–
Participation Notes (P-Notes)	–	–	X	X	–	–
Portfolio Turnover	–	–	–	–	–	–

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Risks	ClearBridge Dividend Growth	Cohen & Steers Realty	Emerging Markets Equity	International Equity	Large- Cap Core	Large- Cap Growth
Quantitative Model	–	–	–	–	X	–
Real Estate	–	X	–	X	–	–
Redemption	X	X	X	X	X	X
Regulatory	X	X	X	X	X	X
Restricted Securities	–	–	X	–	–	–
Selection	X	–	–	–	–	–
Small-Sized Company	–	–	X	–	–	–
Value Style	–	–	X	–	–	–

Risks	Large- Cap Value	MFS Global Equity	Mid- Cap Growth	Mid- Cap Value	Small- Cap Growth	Small- Cap Value	T. Rowe Price Natural Resources
Asset Transfer Program	X	X	X	X	X	X	X
Blend Style	–	X	–	–	–	–	–
Currency	–	–	–	–	–	–	–
Derivatives	–	–	–	–	–	X	X
Economic and Market Events	X	X	X	X	X	X	X
Emerging Markets	–	X	–	–	–	–	–
Equity Securities	X	X	X	X	X	X	X
Exchange-Traded Funds (ETF)	–	–	–	–	–	–	–
Expense	X	X	X	X	X	X	X
Fixed Income Securities	–	–	–	–	–	–	–
Focus	X	X	–	X	–	–	X
Foreign Custody	–	–	–	–	–	–	–
Foreign Investment	X	X	X	X	X	X	X
Fund of Funds	–	–	–	–	–	–	–
Investment Style	X	X	X	X	X	X	X
Large Company	X	X	–	–	–	–	–
Liquidity and Valuation	X	X	–	–	X	X	X
Market and Management	X	X	X	X	X	X	X
Mid-Sized Company	–	–	X	X	–	–	–
Non-Diversification	–	–	–	–	–	–	–
Participation Notes (P-Notes)	–	–	–	–	–	–	–
Portfolio Turnover	–	–	X	–	–	–	–
Quantitative Model	–	–	–	X	–	–	–
Real Estate	–	–	–	–	–	X	–
Redemption	X	X	X	X	X	X	X
Regulatory	X	X	X	X	X	X	X
Restricted Securities	–	–	–	–	–	–	–
Selection	–	–	–	–	–	–	–
Small-Sized Company	–	–	–	–	X	X	–
Value Style	–	–	–	X	–	–	–

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities

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than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Blend Style Risk: The Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and have a notable impact on settlement performance and other mutual funds.

Currency Risk: This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that foreign currency. The overall impact on a portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the portfolio does not engage in extensive foreign currency hedging programs. Further, since exchange rate movements are volatile, a portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Emerging Markets Risk: The risks of non-U.S. investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the Manager or a Portfolio’s Subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Regulatory regimes outside of the U.S. may not require or enforce corporate governance standards comparable to that of the U.S., which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with

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decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Custody Risk: If a Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each, a Subcustodian). Some foreign Subcustodians may be recently organized or new to the foreign custody business. In some countries, Subcustodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Portfolio’s ability to recover its assets if a Subcustodian enters bankruptcy or if other disputes or proceedings arise related to a Portfolio’s assets. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries and a Portfolio may be limited in its ability to enforce contractual rights or obligations.

Foreign Investment Risk: Investments in foreign securities generally involve more risk than investments in securities of U.S. issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, U.S. markets; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are often less liquid than U.S. markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in the Underlying Portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the Underlying Portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the Underlying Portfolios’ expenses, which will reduce the Portfolio’s performance.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market

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and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.

Non-Diversification Risk: The Portfolio is a non-diversified portfolio, and therefore, it can invest in fewer individual companies than a diversified portfolio. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Portfolio may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Participation Notes (P-Notes) Risk: The Portfolio may gain exposure to securities traded in foreign markets through P-notes. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investment risk, the holder of a P-note is not entitled to the same rights as an underlying security’s direct owner and P-notes are considered general unsecured contractual obligations and are subject to counterparty credit risks.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Quantitative Model Risk: The Portfolio and certain Underlying Portfolios, if applicable, may use quantitative models as part of its investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

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Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the “SEC”), and depending on the Portfolio, the Commodity Futures Trading Commission. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Selection Risk: The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.

Small-Sized Company Risk: Securities of small-sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.

Value Style Risk: Value style investing attempts to identify companies that are believed to be undervalued. Value stocks typically have prices that are low relative to factors such as the company’s earnings, cash flow or dividends. Since the Portfolio may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time or at all or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value investing style may perform better or worse than equity portfolios that focus on growth stocks or that have a broader investment style.

10. Reorganization

On September 20-22, 2021, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST MFS Large-Cap Value Portfolio (“MFS Large-Cap Value”) and AST T. Rowe Price Large-Cap Value Portfolio (“T. Rowe Price Large-Cap Value”) (the “Merged Portfolios”) for shares of Large-Cap Value (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 10, 2022 and the reorganization took place at the close of business on February 11, 2022.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
MFS Large-Cap Value	$ 724,710,816	$ 550,559,926
T. Rowe Price Large-Cap Value	1,648,475,887	1,222,619,241

The purpose of the transaction was to combine three portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 11, 2022:

Merged Portfolios	Shares
MFS Large-Cap Value	25,222,752
T. Rowe Price Large-Cap Value	74,073,364

Acquiring Portfolio	Shares	Value
Large-Cap Value	52,507,570	$2,373,867,252

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

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The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Appreciation on Investments	Net Assets
MFS Large-Cap Value	$174,150,890	$ 725,883,056
T. Rowe Price Large-Cap Value	425,856,646	1,647,984,196
Acquiring Portfolio		Net Assets
Large-Cap Value		$1,280,028,272

Assuming the acquisition had been completed on January 1, 2022, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2022 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized loss on investments (b)	Net decrease in net assets resulting from operations
Large-Cap Value	$51,989,720	$(152,445,198)	$(100,455,478)

a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: MFS Large-Cap Value $552,202 and T. Rowe Price Large-Cap Value $1,299,612.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: MFS Large-Cap Value $(40,868,722) and T. Rowe Price Large-Cap Value $12,148,688.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 11, 2022.

On January 18-19, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST Jennison Large-Cap Growth Portfolio (“Jennison Large-Cap Growth”), AST Loomis Sayles Large-Cap Growth Portfolio (“Loomis Sayles Large-Cap Growth”) and AST MFS Growth Portfolio (“MFS Growth”), (the “Merged Portfolios”) for shares of Large-Cap Growth (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on May 31, 2022 and the reorganization took place at the close of business on June 10, 2022.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
Jennison Large-Cap Growth	$ 579,336,606	$323,987,264
Loomis Sayles Large-Cap Growth	1,080,908,751	903,592,922
MFS Growth	761,042,188	732,655,438

The purpose of the transaction was to combine four portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 10, 2022:

Merged Portfolios	Shares
Jennison Large-Cap Growth	12,117,424
Loomis Sayles Large-Cap Growth	15,056,894
MFS Growth	19,709,554

Acquiring Portfolio	Shares	Value
Large-Cap Growth	45,781,535	$2,422,758,807

B24

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Appreciation on Investments	Net Assets
Jennison Large-Cap Growth	$255,349,342	$ 578,236,185
Loomis Sayles Large-Cap Growth	177,315,829	1,084,185,198
MFS Growth	28,386,750	760,337,424
Acquiring Portfolio		Net Assets
Large-Cap Growth		$1,816,288,238

Assuming the acquisition had been completed on January 1, 2022, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2022 would have been as follows:

Acquiring Portfolio	Net investment loss (a)	Net realized and unrealized loss on investments (b)	Net decrease in net assets resulting from operations
Large-Cap Growth	$(11,936,484)	$(2,101,855,276)	$(2,113,791,760)

(a)

Net investment loss as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio plus net investment loss from the Merged Portfolios pre-merger as follows: Jennison Large-Cap Growth $(1,621,255), Loomis Sayles Large-Cap Growth $(622,902) and MFS Growth $(1,830,509).

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: Jennison Large-Cap Growth $(321,612,427), Loomis Sayles Large-Cap Growth $(432,482,344) and MFS Growth $(316,705,575).

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since June 10, 2022.

On January 18-19, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of Goldman Sachs Small-Cap Value (the “Merged Portfolio”) for shares of Small-Cap Value (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on May 25, 2022 and the reorganization took place at the close of business on June 10, 2022.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Goldman Sachs Small-Cap Value	$419,334,866	$431,855,591

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 10, 2022:

Merged Portfolio		Shares
Goldman Sachs Small-Cap Value		14,622,761
Acquiring Portfolio	Shares	Value
Small-Cap Value	12,191,482	$419,630,823

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free

B25

status of the acquisition.

The net assets and net unrealized (depreciation) immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Depreciation on Investments	Net Assets
Goldman Sachs Small-Cap Value	$(12,520,725)	$419,630,823
Acquiring Portfolio		Net Assets
Small-Cap Value		$796,761,594

Assuming the acquisition had been completed on January 1, 2022, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2022 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized loss on investments (b)	Net decrease in net assets resulting from operations
Small-Cap Value	$9,852,399	$(217,346,850)	$(207,494,451)

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Goldman Sachs Small-Cap Value $1,059,886.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolio pre-merger as follows: Goldman Sachs Small-Cap Value $(78,831,293).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since June 10, 2022.

On March 8-9, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Small-Cap Growth Opportunities Portfolio (“Small-Cap Growth Opportunities”) (the “Merged Portfolio”) for shares of Small-Cap Growth (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on August 2, 2022 and the reorganization took place at the close of business on September 9, 2022.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Small-Cap Growth Opportunities	$561,076,095	$552,869,647

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on September 9, 2022:

Merged Portfolio		Shares
Small-Cap Growth Opportunities		22,069,951
Acquiring Portfolio	Shares	Value
Small-Cap Growth	8,229,227	$531,854,923

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

B26

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Small-Cap Growth Opportunities	$8,206,448	$531,854,923
Acquiring Portfolio		Net Assets
Small-Cap Growth		$659,532,518

Assuming the acquisition had been completed on January 1, 2022, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2022 would have been as follows:

Acquiring Portfolio	Net investment loss (a)	Net realized and unrealized loss on investments (b)	Net decrease in net assets resulting from operations
Small-Cap Growth	$(5,231,348)	$(476,035,142)	$(481,266,490)

(a)

Net investment loss as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio, plus net investment loss from the Merged Portfolio pre-merger as follows: Small-Cap Growth Opportunities $(2,266,548).

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolio pre-merger as follows: Small-Cap Growth Opportunities $(183,384,882).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since September 9, 2022.

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Cohen & Steers Global Realty Portfolio (“Cohen & Steers Global Realty”) (the “Merged Portfolio”) for shares of Cohen & Steers Realty (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on January 20, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Cohen & Steers Global Realty	$70,730,207	$70,740,196

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 20, 2023:

Merged Portfolio		Shares
Cohen & Steers Global Realty		4,870,971
Acquiring Portfolio	Shares	Value
Cohen & Steers Realty	4,462,717	$70,912,566

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

B27

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Depreciation on Investments	Net Assets
Cohen & Steers Global Realty	$(9,989)	$70,912,566
Acquiring Portfolio		Net Assets
Cohen & Steers Realty		$462,345,673

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations
Cohen & Steers Realty	$4,709,069	$21,820,688	$26,529,757

(a)

Net investment income as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Cohen & Steers Global Realty $701.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Cohen & Steers Global Realty $3,970,991.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since January 20, 2023.

On September 19-20, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of International Value, AST J.P. Morgan International Equity Portfolio (“J.P. Morgan International Equity”), QMA International Core Equity and PSF International Growth Portfolio (the “Merged Portfolios”) for shares of International Equity (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on February 8, 2023 and the reorganization took place at the close of business on March 10, 2023.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
International Value	$290,165,715	$283,112,875
J.P. Morgan International Equity	354,159,015	321,800,446
QMA International Core Equity	9,668,579	9,627,834
PSF International Growth Portfolio	68,285,638	55,466,374

The purpose of the transaction was to combine five portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on March 10, 2023:

Merged Portfolios	Class	Shares
International Value	—	13,342,724
J.P. Morgan International Equity	—	10,498,780
QMA International Core Equity	—	833,955
PSF International Growth Portfolio	I	6,838,861
PSF International Growth Portfolio	II	11,034

B28

Acquiring Portfolio	Shares	Value
International Equity	32,436,795	$731,774,104

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolios	Class	Unrealized Appreciation on Investments	Net Assets
International Value	—	$ 7,052,840	$294,975,613
J.P. Morgan International Equity	—	32,358,569	354,801,023
QMA International Core Equity	—	40,745	11,906,037
PSF International Growth Portfolio	I	12,799,636	69,984,112
PSF International Growth Portfolio	II	19,628	107,319
Acquiring Portfolio			Net Assets
International Equity			$455,896,652

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
International Equity	$25,991,998	$114,109,455	$140,101,453

(a)

Net investment income as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: International Value $5,349,932, J.P. Morgan International Equity $428,536, QMA International Core Equity $544,837, PSF International Growth Portfolio $4,683.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolio pre-merger as follows: International Value $15,174,340, J.P. Morgan International Equity $15,256,155, QMA International Core Equity $385,646, PSF International Growth Portfolio $3,304,164.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since March 10, 2023.

11. Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to each Portfolio.

B29

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Board has approved PGIM Investments, the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 14-15, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

B30

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2023 (the Meeting) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2022, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or secondary or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2022. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST ClearBridge Dividend Growth Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	3rd Quartile	2nd Quartile	1st Quartile	N/A

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.012% of its management fee through June 30, 2024.

•

The Board considered the Manager’s assertion that underperformance for the one-year period was primarily attributable to style related challenges and noted that the Portfolio outperformed its benchmark by over 1100 basis points in 2022. In this respect, the Board also considered that performance against peers measured as of December 31, 2021, was in the first quartile for all periods presented.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.08% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Emerging Markets Equity Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	4th Quartile	4th Quartile	4th Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that the Portfolio underwent a repositioning in April 2020 with several new subadvisers being added to the Portfolio replacing the Portfolio’s prior subadviser. The Board also considered, therefore, that the Portfolio’s performance prior to April 2020 is not attributable to the Portfolio’s current subadvisers. The Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record. The Board also noted that the Portfolio ranked in the first quartile of its Peer Universe and outperformed its benchmark index over the three-month period ended March 31, 2022.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.31% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Equity Portfolio (formerly AST International Growth Portfolio)

Gross Performance	1 Year	3 Years	5 Years	10 Years

	4th Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods and underperformed over the one-year period.

•

The Board noted that the Portfolio underwent a repositioning in March 2023 with several new subadvisers being added to the Portfolio. The Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.98% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Core Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	3rd Quartile	4th Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period and underperformed its benchmark index over the other periods.

•

The Board noted that the Portfolio underwent a repositioning in April 2020 with two new subadvisers being added to the Portfolio. The Board also considered, therefore, that the Portfolio’s performance prior to April 2020 is not attributable to the Portfolio’s current subadvisers. The Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record. In this regard, the Board noted that the Portfolio ranked in the second quartile of its Peer Universe and outperformed its benchmark index over the one-year period ended December 31, 2022.

•

The Board noted that the Manager had contractually agreed to waive 0.015% of its management fee through June 30, 2024. Additionally, the Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.86% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Growth Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	3rd Quartile	3rd Quartile	3rd Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its secondary benchmark index, the Russell 1000 Growth Index, over the ten-year period and underperformed its benchmark index over the other periods.

•

The Board noted that the Portfolio underwent a repositioning in June 2022 with several new subadvisers being added to the Portfolio. The Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board noted that the Manager had contractually agreed to waive 0.0473% of its investment management fee through June 30, 2024. Additionally, the Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.87% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Value Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its secondary benchmark index, the Russell 1000 Value Index, over all periods.

•

The Board noted that the Manager had contractually agreed to waive 0.009% of its investment management fee through June 30, 2024. Additionally, the Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (subject to certain exclusions) do not exceed 0.80% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Global Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods and underperformed its benchmark index over the three- and five-year periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0067% of its management fee through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Mid-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fee: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that the Portfolio underwent a repositioning in September 2022 with several new subadvisers being added to the Portfolio replacing the Portfolio’s prior subadviser. The Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board noted that the Manager had contractually agreed to waive 0.0047% of its investment management fee through June 30, 2024. Additionally, the Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.05% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

AST Mid-Cap Value Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	3rd Quartile	4th Quartile	4th Quartile	3rd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and ten-year periods and underperformed its benchmark index over the five-year period.

•

The Board noted that the Portfolio underwent a repositioning in February 2021 with several new subadvisers being added to the Portfolio replacing the Portfolio’s prior subadvisers, and the Portfolio’s performance prior to February 2021 was not attributable to the Portfolio’s current subadvisers. The Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board noted that the Manager had contractually agreed to waive 0.0051% of its management fee through June 30, 2024. Additionally, the Board noted that the Manager had contractually agreed to waive 0.0034% of its management fee through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio outperformed its secondary benchmark index, the Russell 2000 Growth Index, over the three-, five- and ten-year periods, and underperformed its benchmark index over the one-year period.

•

The Board noted that the Manager had contractually agreed to waive 0.004% of its management fee through June 30, 2024, and contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 0.98% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Portfolio underwent a repositioning in January 2022 with several new subadvisers being added to the Portfolio replacing the Portfolio’s prior subadviser, and the Portfolio’s performance prior to January 2022 is not attributable to the Portfolio’s current subadvisers. The Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.98% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-and three-year periods and underperformed its benchmark index over the other periods.

•

The Board considered the Manager’s assertions that the Portfolio’s underperformance is primarily attributable to short term macro-economic factors such as COVID-19 lockdowns and war in Ukraine put the energy supply/demand dynamic in flux. In this regard, the

Board noted that the Portfolio was in the first quartile of its Peer Universe from calendar year 2017 through calendar year 2019 and outperformed its Peer Universe median in 2020.

•

The Board also considered the Manager’s assertion that the secondary benchmark index, the Lipper Global Natural Resources Index, is a more relevant comparison for the Portfolio’s performance and noted that the Portfolio outperformed its secondary benchmark index in each calendar year from 2017 through 2020. The Board also noted that performance had improved to the second quartile of its Peer Universe and outperformed its secondary benchmark index for the quarter ended March 31, 2023.

•

The Board noted that the Manager had contractually agreed to waive 0.112% of its management fee through June 30, 2024. Additionally, the Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges, and expenses of the portfolios and on the contracts and should be read carefully.

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the appropriate phone number listed below and on the website of the SEC at www.sec.gov. This information is also available on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the SEC a complete listing of portfolio holdings as of its first and third calendar quarter-end, which are publicly available on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov or call (800) SEC-0330. Additionally, the Trust makes a complete listing of portfolio holdings as of its first and third calendar quarter-end available on its website listed above.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

Every year we will send you an updated summary prospectus. We will also send you or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semiannual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semiannual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2023 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-A

Advanced Series Trust

SEMIANNUAL REPORT           June 30, 2023

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Bond Portfolio 2031

AST Bond Portfolio 2032

AST Bond Portfolio 2033

AST Bond Portfolio 2034

AST Core Fixed Income Portfolio

AST Government Money Market Portfolio

AST High Yield Portfolio

AST Investment Grade Bond Portfolio

AST Multi-Sector Fixed Income Portfolio

AST Quantitative Modeling Portfolio

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2023, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2023

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	AST Bond Portfolio 2023	A3
	AST Bond Portfolio 2024	A8
	AST Bond Portfolio 2025	A13
	AST Bond Portfolio 2026	A18
	AST Bond Portfolio 2027	A23
	AST Bond Portfolio 2028	A28
	AST Bond Portfolio 2029	A33
	AST Bond Portfolio 2030	A38
	AST Bond Portfolio 2031	A43
	AST Bond Portfolio 2032	A48
	AST Bond Portfolio 2033	A53
	AST Bond Portfolio 2034	A58
	AST Core Fixed Income Portfolio	A63
	AST Government Money Market Portfolio	A138
	AST High Yield Portfolio	A143
	AST Investment Grade Bond Portfolio	A170
	AST Multi-Sector Fixed Income Portfolio	A190
	AST Quantitative Modeling Portfolio	A220

Section B	Notes to Financial Statements

∎	APPROVAL OF ADVISORY AGREEMENTS

∎	APPENDIX A

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2023

∎	DEAR CONTRACT OWNER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
Advanced Series Trust	July 31, 2023

Advanced Series Trust	June 30, 2023

Presentation of Portfolio Holdings — unaudited

AST Bond Portfolio 2023 (As of 06/30/2023)*

Top Holdings	Asset Class/Line of Business	% of Net Assets

AST Target Maturity Central Portfolio	Fixed Income	84.4%

U.S. Treasury Notes, 0.750%, 12/31/23	U.S. Treasury Obligations	10.8%

AST Bond Portfolio 2024 (As of 06/30/2023)*

Top Holdings	Asset Class/Line of Business	% of Net Assets

AST Target Maturity Central Portfolio	Fixed Income	90.6%

U.S. Treasury Notes, 4.250%, 12/31/24	U.S. Treasury Obligations	3.6%

AST Bond Portfolio 2025 (As of 06/30/2023)*

Top Holding	Asset Class	% of Net Assets

AST Target Maturity Central Portfolio	Fixed Income	92.0%

AST Bond Portfolio 2026 (As of 06/30/2023)*

Top Holding	Asset Class	% of Net Assets

AST Target Maturity Central Portfolio	Fixed Income	95.0%

AST Bond Portfolio 2027 (As of 06/30/2023)*

Top Holding	Asset Class	% of Net Assets

AST Target Maturity Central Portfolio	Fixed Income	94.9%

AST Bond Portfolio 2028 (As of 06/30/2023)*

Top Holding	Asset Class	% of Net Assets

AST Target Maturity Central Portfolio	Fixed Income	96.1%

* The AST Target Maturity Central Portfolio is available for investment only by the Target Maturity Bond Portfolios. Additional information on the AST Target Maturity Central Portfolio (“Portfolio”) investment holdings can be found in the Portfolio’s shareholder reports filed with the Securities and Exchange Commission (“SEC”) on Form N-CSR and in the Portfolio’s portfolio holdings filed quarterly on Form N-PORT, which are publicly available at www.sec.gov/edgar. Please refer to Appendix A for additional information related to the Portfolio’s investments.

Advanced Series Trust	June 30, 2023

Presentation of Portfolio Holdings — unaudited (continued)

AST Bond Portfolio 2029 (As of 06/30/2023)*

Top Holding	Asset Class	% of Net Assets

AST Target Maturity Central Portfolio	Fixed Income	95.0%

AST Bond Portfolio 2030 (As of 06/30/2023)*

Top Holding	Asset Class	% of Net Assets

AST Target Maturity Central Portfolio	Fixed Income	95.6%

AST Bond Portfolio 2031 (As of 06/30/2023)*

Top Holding	Asset Class	% of Net Assets

AST Target Maturity Central Portfolio	Fixed Income	95.1%

AST Bond Portfolio 2032 (As of 06/30/2023)*

Top Holding	Asset Class	% of Net Assets

AST Target Maturity Central Portfolio	Fixed Income	94.4%

AST Bond Portfolio 2033 (As of 06/30/2023)*

Top Holding	Asset Class	% of Net Assets

AST Target Maturity Central Portfolio	Fixed Income	92.9%

AST Bond Portfolio 2034 (As of 06/30/2023)*

Top Holding	Asset Class	% of Net Assets

AST Target Maturity Central Portfolio	Fixed Income	90.8%

* The AST Target Maturity Central Portfolio is available for investment only by the Target Maturity Bond Portfolios. Additional information on the AST Target Maturity Central Portfolio (“Portfolio”) investment holdings can be found in the Portfolio’s shareholder reports filed with the Securities and Exchange Commission (“SEC”) on Form N-CSR and in the Portfolio’s portfolio holdings filed quarterly on Form N-PORT, which are publicly available at www.sec.gov/edgar. Please refer to Appendix A for additional information related to the Portfolio’s investments.

Advanced Series Trust	June 30, 2023

Presentation of Portfolio Holdings — unaudited (continued)

AST Core Fixed Income (As of 06/30/2023)

Credit Quality	% of Total Investments

AAA	37.5%

AA	26.4%

A	12.2%

BBB	21.1%

BB	3.0%

B	1.0%

CCC and Below	0.4%

NR	0.7%

Cash/Cash Equivalents	-2.3%

Total Investments	100.0%

AST Government Money Market (As of 06/30/2023)

Ten Largest Holdings	Interest Rate	Maturity Date	% of Net Assets

U.S. Treasury Bills	5.097%	07/13/2023	3.0%

Federal Home Loan Bank	5.075%	09/08/2023	2.6%

U.S. Treasury Bills	5.040%	08/15/2023	2.5%

U.S. Treasury Bills	5.315%	10/10/2023	2.0%

Federal Home Loan Bank	5.160%	09/21/2023	1.9%

Federal Home Loan Bank	5.000%	01/10/2024	1.8%

Federal Home Loan Bank	5.080%	10/03/2023	1.8%

Federal Home Loan Bank	5.075%	08/16/2023	1.8%

U.S. Treasury Bills	5.304%	10/24/2023	1.8%

Federal Home Loan Bank	5.120%	07/03/2023	1.6%

Holdings reflect only short-term investments.

AST High Yield (As of 06/30/2023)

Credit Quality	% of Total Investments

AAA	3.9%

BBB	1.4%

BB	32.6%

B	40.6%

CCC and Below	11.4%

NR	4.4%

Cash/Cash Equivalents	5.7%

Total Investments	100.0%

Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ. Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns. These NRSROs are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Unrated investments do not necessarily indicate low credit quality. Ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust	June 30, 2023

Presentation of Portfolio Holdings — unaudited (continued)

AST Investment Grade Bond (As of 06/30/2023)

Credit Quality	% of Total Investments

AAA	41.9%

AA	0.6%

A	34.8%

BBB	15.9%

BB	0.5%

NR	0.2%

Cash/Cash Equivalents	6.1%

Total Investments	100.0%

AST Multi-Sector Fixed Income (As of 06/30/2023)

Credit Quality	% of Total Investments

AAA	9.9%

AA	5.4%

A	28.9%

BBB	52.9%

BB	2.0%

B	0.3%

NR	0.2%

Cash/Cash Equivalents	0.4%

Total Investments	100.0%

AST Quantitative Modeling (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

AST Large-Cap Growth Portfolio	Large/Mid-Cap Growth	6.1%

AST Global Bond Portfolio	Core Bond	6.0%

AST Large-Cap Value Portfolio	Large/Mid-Cap Value	5.2%

Apple, Inc.	Technology Hardware, Storage & Peripherals	3.0%

AST International Growth Portfolio	International Growth	2.9%

Microsoft Corp.	Software	2.7%

AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	2.3%

AST Small-Cap Growth Portfolio	Small-Cap Growth	1.7%

AST Small-Cap Value Portfolio	Small-Cap Value	1.5%

Amazon.com, Inc.	Internet & Direct Marketing Retail	1.2%

Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ. Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns. These NRSROs are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Unrated investments do not necessarily indicate low credit quality. Ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust	June 30, 2023

Fees and Expenses — unaudited

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Bond Portfolio 2023	Actual	$1,000.00	$1,027.00	0.87%	$4.37
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

AST Bond Portfolio 2024	Actual	$1,000.00	$1,015.60	0.94%	$4.70
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

AST Bond Portfolio 2025	Actual	$1,000.00	$1,014.60	0.94%	$4.70
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

AST Bond Portfolio 2026	Actual	$1,000.00	$1,012.80	0.94%	$4.69
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

AST Bond Portfolio 2027	Actual	$1,000.00	$1,010.50	0.94%	$4.69
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

AST Bond Portfolio 2028	Actual	$1,000.00	$1,013.30	0.87%	$4.34
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

AST Bond Portfolio 2029	Actual	$1,000.00	$1,018.40	0.94%	$4.70
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

AST Bond Portfolio 2030	Actual	$1,000.00	$1,020.20	0.94%	$4.71
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

AST Bond Portfolio 2031	Actual	$1,000.00	$1,022.80	0.88%	$4.41
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

Advanced Series Trust	June 30, 2023

Fees and Expenses — unaudited (continued)

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Bond Portfolio 2032	Actual	$1,000.00	$1,026.50	0.84%	$4.22
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

AST Bond Portfolio 2033	Actual	$1,000.00	$1,027.70	0.94%	$4.73
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

AST Bond Portfolio 2034	Actual**	$1,000.00	$1,020.00	0.94%	$4.63
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

AST Core Fixed Income	Actual	$1,000.00	$1,025.70	0.68%	$3.42
	Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41

AST Government Money Market	Actual	$1,000.00	$1,021.50	0.57%	$2.86
	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86

AST High Yield	Actual	$1,000.00	$1,041.90	0.86%	$4.35
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

AST Investment Grade Bond	Actual	$1,000.00	$1,023.30	0.70%	$3.51
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

AST Multi-Sector Fixed Income	Actual	$1,000.00	$1,041.70	0.73%	$3.70
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

AST Quantitative Modeling	Actual	$1,000.00	$1,104.00	1.01%	$5.27
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2023, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** “Actual” expenses for AST Bond Portfolio 2034 are calculated using the 178-day period ended June 30, 2023 due to the Portfolio’s commencement of operations on January 3, 2023.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ABS — Asset-Backed Security

Aces — Alternative Credit Enhancements Securities

BABs — Build America Bonds

BARC — Barclays Bank PLC

BKNT — Bank Notes

BNP — BNP Paribas S.A.

BNS — Bank of Nova Scotia

BOA — Bank of America, N.A.

BOS — Bank of America Securities, Inc.

CAG — Credit Agricole Corporate & Investment Bank

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CIBC — Canadian Imperial Bank of Commerce

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

CVA — Certificate Van Aandelen (Bearer)

CVR — Contingent Value Rights

CVT — Convertible Security

DAC — Designated Activity Company

DIP — Debtor-In-Possession

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMTN — Global Medium Term Note

GNMA — Government National Mortgage Association

GS — Goldman Sachs & Co. LLC

GSB — Goldman Sachs Bank USA

GSI — Goldman Sachs International

iBoxx — Bond Market Indices

ING — ING Financial Markets LLC

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSCS — Morgan Stanley Capital Services LLC

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

NWS — NatWest Markets Securities, Inc.

OAT — Obligations Assimilables du Tresor

OFZ — Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC — Over-the-counter

PIK — Payment-in-Kind

PO — Principal Only

PRFC — Preference Shares

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SSB — State Street Bank & Trust Company

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

TD — The Toronto-Dominion Bank

TIPS — Treasury Inflation-Protected Securities

TONAR — Tokyo Overnight Average Rate

USOIS — United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

UTS — Unit Trust Security

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2023
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.2%
AFFILIATED MUTUAL FUND — 84.4%
Fixed Income
AST Target Maturity Central Portfolio*	5,502,062	$53,755,147

(cost $52,041,344)(wd)

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION — 10.8%
U.S. Treasury Notes
0.750%	12/31/23	7,000	6,843,593

(cost $6,844,665)
TOTAL LONG-TERM INVESTMENTS (cost $58,886,009)			60,598,740

	Shares
SHORT-TERM INVESTMENT — 3.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,971,437)(wd)	1,971,437	1,971,437

TOTAL INVESTMENTS—98.3% (cost $60,857,446)		62,570,177
Other assets in excess of liabilities(z) — 1.7%		1,098,993

NET ASSETS — 100.0%		$63,669,170

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
44	3 Month CME SOFR	Sep. 2023	$10,425,800	$(1,455)

Short Positions:
22	2 Year U.S. Treasury Notes	Sep. 2023	4,473,563	26,426
153	5 Year U.S. Treasury Notes	Sep. 2023	16,385,344	348,609
10	10 Year U.S. Treasury Notes	Sep. 2023	1,122,656	16,580
81	10 Year U.S. Ultra Treasury Notes	Sep. 2023	9,593,437	150,039
56	20 Year U.S. Treasury Bonds	Sep. 2023	7,106,750	22,778
40	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	5,448,750	(61,311)

				503,121

				$501,666

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$1,292,000	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2023 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$53,755,147	$—	$—
U.S. Treasury Obligation	—	6,843,593	—
Short-Term Investment
Affiliated Mutual Fund	1,971,437	—	—

Total	$55,726,584	$6,843,593	$—

Other Financial Instruments*
Assets
Futures Contracts	$564,432	$—	$—

Liabilities
Futures Contracts	$(62,766)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2023 were as follows:

Fixed Income	84.4%
U.S. Treasury Obligation	10.8
Short Term	3.1

98.3
Other assets in excess of liabilities	1.7

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$564,432	*	Due from/to broker-variation margin futures	$62,766	*

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2023 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(481,404)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(6,678)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$25,437,402
Futures Contracts - Short Positions (1)	66,661,412

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2023 (CONTINUED)
STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023		STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value:
Affiliated investments (cost $54,012,781)	$55,726,584
Unaffiliated investments (cost $6,844,665)	6,843,593
Deposit with broker for centrally cleared/exchange-traded derivatives	1,292,000
Receivable for investments sold	438,165
Interest receivable	143
Prepaid expenses	203

Total Assets	64,300,688

LIABILITIES
Payable for Portfolio shares purchased	461,227
Due to broker-variation margin futures	116,490
Accrued expenses and other liabilities	21,884
Custodian and accounting fees payable	19,754
Management fee payable	9,690
Distribution fee payable	1,766
Affiliated transfer agent fee payable	707

Total Liabilities	631,518

NET ASSETS	$63,669,170

Net assets were comprised of:
Partners’ Equity	$63,669,170

Net asset value and redemption price per share, $63,669,170 / 5,063,394 outstanding shares of beneficial interest	$12.57

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$160,217
Affiliated dividend income	106,402

Total income	266,619

EXPENSES
Management fee	223,936
Distribution fee	120,591
Custodian and accounting fees	19,008
Audit fee	18,100
Professional fees	10,837
Trustees’ fees	4,799
Shareholders’ reports	4,440
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	4,004
Miscellaneous	10,840

Total expenses	416,555
Less: Fee waiver and/or expense reimbursement	(9,452)

Net expenses	407,103

NET INVESTMENT INCOME (LOSS)	(140,484)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(1,436,348)
Futures transactions	(481,404)

(1,917,752)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,782,173)	4,781,101
Futures	(6,678)

4,774,423

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	2,856,671

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,716,187

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(140,484)	$(349,502)
Net realized gain (loss) on investment transactions	(1,917,752)	1,787,179
Net change in unrealized appreciation (depreciation) on investments	4,774,423	(2,626,619)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,716,187	(1,188,942)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [499,592 and 10,749,727 shares, respectively]	6,182,143	132,014,235
Portfolio shares purchased [6,561,376 and 1,187,191 shares, respectively]	(81,413,651)	(14,495,317)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(75,231,508)	117,518,918

TOTAL INCREASE (DECREASE)	(72,515,321)	116,329,976
NET ASSETS:
Beginning of period	136,184,491	19,854,515

End of period	$63,669,170	$136,184,491

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2023 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.24		$12.71	$12.93	$12.11	$11.37	$11.40

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.06)	0.15	0.18	0.20	0.18
Net realized and unrealized gain (loss) on investment transactions	0.35		(0.41)	(0.37)	0.64	0.54	(0.21)

Total from investment operations	0.33		(0.47)	(0.22)	0.82	0.74	(0.03)

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$12.57		$12.24	$12.71	$12.93	$12.11	$11.37

Total Return(d)	2.70%		(3.70)%	(1.70)%	6.77%	6.51%	(0.26	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$64		$136	$20	$24	$29	$39
Average net assets (in millions)	$97		$77	$21	$29	$34	$36
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.84	%(g)	0.86%	0.93%	0.93%	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	0.86	%(g)	0.90%	1.47%	1.29%	1.21%	1.14%
Net investment income (loss)	(0.29	)%(g)	(0.45)%	1.19%	1.42%	1.71%	1.60%
Portfolio turnover rate(h)	8%		42%	32%	49%	45%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2024
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

		Shares	Value
LONG-TERM INVESTMENTS — 94.2%
AFFILIATED MUTUAL FUND — 90.6%
Fixed Income
AST Target Maturity Central Portfolio*		5,227,063	$51,068,402

(cost $50,905,707)(wd)

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k) — 3.6%
U.S. Treasury Notes
4.250%	12/31/24	2,050	2,021,492

(cost $2,027,813)
TOTAL LONG-TERM INVESTMENTS (cost $52,933,520)			53,089,894

		Shares
SHORT-TERM INVESTMENT — 5.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,868,707)(wd)		2,868,707	2,868,707

TOTAL INVESTMENTS—99.3% (cost $55,802,227)			55,958,601
Other assets in excess of liabilities(z) — 0.7%			370,236

NET ASSETS — 100.0%			$56,328,837

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
21	3 Month CME SOFR	Dec. 2023	$4,966,500	$(26,551)
9	3 Month CME SOFR	Mar. 2024	2,129,400	(24,766)
141	2 Year U.S. Treasury Notes	Sep. 2023	28,671,469	(435,244)

				(486,561)

Short Positions:
137	5 Year U.S. Treasury Notes	Sep. 2023	14,671,844	282,525
49	10 Year U.S. Treasury Notes	Sep. 2023	5,501,016	89,684
50	10 Year U.S. Ultra Treasury Notes	Sep. 2023	5,921,875	92,485
53	20 Year U.S. Treasury Bonds	Sep. 2023	6,726,031	29,557
36	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	4,903,875	(47,313)

				446,938

				$(39,623)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$502,000	$459,520

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2024 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$51,068,402	$—	$—
U.S. Treasury Obligation	—	2,021,492	—
Short-Term Investment
Affiliated Mutual Fund	2,868,707	—	—

Total	$53,937,109	$2,021,492	$—

Other Financial Instruments*
Assets
Futures Contracts	$494,251	$—	$—

Liabilities
Futures Contracts	$(533,874)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2023 were as follows:

Fixed Income	90.6%
Short Term	5.1
U.S. Treasury Obligation	3.6

99.3
Other assets in excess of liabilities	0.7

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$494,251	*	Due from/to broker-variation margin futures	$533,874	*

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2024 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$301,698

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(74,681)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$21,892,667
Futures Contracts - Short Positions (1)	22,377,786

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2024 (CONTINUED)
STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023		STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value:
Affiliated investments (cost $53,774,414)	$53,937,109
Unaffiliated investments (cost $2,027,813)	2,021,492
Cash	47
Deposit with broker for centrally cleared/exchange-traded derivatives	502,000
Receivable for Portfolio shares sold	352,546
Interest receivable	237
Prepaid expenses and other assets	10,106

Total Assets	56,823,537

LIABILITIES
Payable for investments purchased	311,950
Due to broker-variation margin futures	108,680
Payable for Portfolio shares purchased	24,177
Accrued expenses and other liabilities	21,046
Custodian and accounting fees payable	19,933
Management fee payable	6,680
Distribution fee payable	1,527
Affiliated transfer agent fee payable	707

Total Liabilities	494,700

NET ASSETS	$56,328,837

Net assets were comprised of:
Partners’ Equity	$56,328,837

Net asset value and redemption price per share, $56,328,837 / 4,796,935 outstanding shares of beneficial interest	$11.74

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$42,322
Affiliated dividend income	40,223

Total income	82,545

EXPENSES
Management fee	79,713
Distribution fee	42,921
Custodian and accounting fees	19,395
Audit fee	18,100
Professional fees	10,377
Trustees’ fees	4,179
Shareholders’ reports	4,144
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Miscellaneous	9,527

Total expenses	192,353
Less: Fee waiver and/or expense reimbursement	(36,117)

Net expenses	156,236

NET INVESTMENT INCOME (LOSS)	(73,691)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(83,965)
Futures transactions	301,698

217,733

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $240,475)	234,154
Futures	(74,681)

159,473

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	377,206

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$303,515

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(73,691)	$(12,937)
Net realized gain (loss) on investment transactions	217,733	(160,375)
Net change in unrealized appreciation (depreciation) on investments	159,473	(75,175)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	303,515	(248,487)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [4,587,926 and 768,262 shares, respectively]	53,665,177	9,000,647
Portfolio shares purchased [311,189 and 577,638 shares, respectively]	(3,651,511)	(6,819,747)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	50,013,666	2,180,900

TOTAL INCREASE (DECREASE)	50,317,181	1,932,413
NET ASSETS:
Beginning of period	6,011,656	4,079,243

End of period	$56,328,837	$6,011,656

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2024 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.56		$12.38	$12.68	$11.67	$10.81	$10.88

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.03)	0.27	0.18	0.24	0.18
Net realized and unrealized gain (loss) on investment transactions	0.21		(0.79)	(0.57)	0.83	0.62	(0.25)

Total from investment operations	0.18		(0.82)	(0.30)	1.01	0.86	(0.07)

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$11.74		$11.56	$12.38	$12.68	$11.67	$10.81

Total Return(d)	1.56%		(6.62)%	(2.37)%	8.65%	7.96%	(0.64	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$56		$6	$4	$9	$23	$94
Average net assets (in millions)	$35		$5	$4	$26	$52	$86
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.91	%(g)	0.91%	0.93%	0.93%	0.95%	0.91%
Expenses before waivers and/or expense reimbursement	1.12	%(g)	3.45%	4.73%	1.36%	1.09%	0.91%
Net investment income (loss)	(0.43	)%(g)	(0.26)%	2.20%	1.46%	2.12%	1.72%
Portfolio turnover rate(h)	13%		163%	124%	186%	53%	89%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2025
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 92.0%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	581,492	$5,681,172

(cost $5,611,435)

SHORT-TERM INVESTMENT — 4.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $250,618)	250,618	250,618

TOTAL INVESTMENTS—96.1% (cost $5,862,053)(wd)		5,931,790
Other assets in excess of liabilities(z) — 3.9%		241,887

NET ASSETS — 100.0%		$6,173,677

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
11	2 Year U.S. Treasury Notes	Sep. 2023	$2,236,781	$(22,365)
19	3 Year U.S. Treasury Notes	Sep. 2023	3,953,187	(67,711)

				(90,076)

Short Positions:
21	5 Year U.S. Treasury Notes	Sep. 2023	2,248,969	34,686
3	10 Year U.S. Treasury Notes	Sep. 2023	336,797	6,230
7	10 Year U.S. Ultra Treasury Notes	Sep. 2023	829,062	11,998
6	20 Year U.S. Treasury Bonds	Sep. 2023	761,438	546
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	544,875	(6,131)

				47,329

				$(42,747)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$297,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2025 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$5,681,172	$—	$—
Short-Term Investment
Affiliated Mutual Fund	250,618	—	—

Total	$5,931,790	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$53,460	$—	$—

Liabilities
Futures Contracts	$(96,207)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2023 were as follows:

Fixed Income	92.0%
Short Term	4.1

96.1
Other assets in excess of liabilities	3.9

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$53,460	*	Due from/to broker-variation margin futures	$96,207	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$50,160

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2025 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(98,242)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$6,552,000
Futures Contracts - Short Positions (1)	5,155,993

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2025 (CONTINUED)
STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023		STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value:
Affiliated investments (cost $5,862,053)	$5,931,790
Cash	30
Deposit with broker for centrally cleared/exchange-traded derivatives	297,000
Receivable for investments sold	19,341
Due from Manager	848
Prepaid expenses	201

Total Assets	6,249,210

LIABILITIES
Payable for Portfolio shares purchased	20,359
Custodian and accounting fees payable	19,938
Audit fee payable	18,100
Due to broker-variation margin futures	13,086
Accrued expenses and other liabilities	3,173
Affiliated transfer agent fee payable	707
Distribution fee payable	170

Total Liabilities	75,533

NET ASSETS	$6,173,677

Net assets were comprised of:
Partners’ Equity	$6,173,677

Net asset value and redemption price per share, $6,173,677 / 466,327 outstanding shares of beneficial interest	$13.24

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$6,656
Affiliated dividend income	6,563

Total income	13,219

EXPENSES
Management fee	15,251
Distribution fee	8,212
Custodian and accounting fees	19,394
Audit fee	18,100
Professional fees	10,374
Fund data services	5,771
Shareholders’ reports	4,284
Trustees’ fees	4,179
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,913
Miscellaneous	3,953

Total expenses	93,431
Less: Fee waiver and/or expense reimbursement	(63,541)

Net expenses	29,890

NET INVESTMENT INCOME (LOSS)	(16,671)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(28,330)
Futures transactions	50,160

21,830

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	195,597
Futures	(98,242)

97,355

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	119,185

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,514

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(16,671)	$(19,488)
Net realized gain (loss) on investment transactions	21,830	(234,138)
Net change in unrealized appreciation (depreciation) on investments	97,355	(127,624)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	102,514	(381,250)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [269,446 and 777,446 shares, respectively]	3,579,164	10,394,963
Portfolio shares purchased [328,437 and 421,061 shares, respectively]	(4,365,200)	(5,571,579)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(786,036)	4,823,384

TOTAL INCREASE (DECREASE)	(683,522)	4,442,134
NET ASSETS:
Beginning of period	6,857,199	2,415,065

End of period	$6,173,677	$6,857,199

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2025 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.05		$14.30	$14.72	$13.22	$12.16	$12.25

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.04)	0.32	0.26	0.28	0.23
Net realized and unrealized gain (loss) on investment transactions	0.22		(1.21)	(0.74)	1.24	0.78	(0.32)

Total from investment operations	0.19		(1.25)	(0.42)	1.50	1.06	(0.09)

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$13.24		$13.05	$14.30	$14.72	$13.22	$12.16

Total Return(d)	1.46%		(8.74)%	(2.85)%	11.35%	8.72%	(0.73	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6		$7	$2	$9	$35	$123
Average net assets (in millions)	$7		$6	$4	$28	$68	$70
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.91	%(g)	0.91%	0.93%	0.93%	0.95%	0.93%
Expenses before waivers and/or expense reimbursement	2.84	%(g)	3.07%	5.14%	1.31%	1.02%	0.94%
Net investment income (loss)	(0.51	)%(g)	(0.33)%	2.19%	1.82%	2.18%	1.94%
Portfolio turnover rate(h)	54%		114%	52%	273%	77%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2026
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 95.0%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	2,365,987	$23,115,695

(cost $23,270,405)

SHORT-TERM INVESTMENT — 3.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $863,591)	863,591	863,591

TOTAL INVESTMENTS—98.5% (cost $24,133,996)(wd)		23,979,286

Other assets in excess of liabilities(z) — 1.5%		354,625

NET ASSETS — 100.0%		$24,333,911

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
90	3 Year U.S. Treasury Notes	Sep. 2023	$18,725,625	$(301,189)
21	5 Year U.S. Treasury Notes	Sep. 2023	2,248,969	(38,119)

				(339,308)

Short Positions:
33	2 Year U.S. Treasury Notes	Sep. 2023	6,710,344	77,741
14	10 Year U.S. Treasury Notes	Sep. 2023	1,571,719	29,486
28	10 Year U.S. Ultra Treasury Notes	Sep. 2023	3,316,250	53,410
24	20 Year U.S. Treasury Bonds	Sep. 2023	3,045,750	15,942
17	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	2,315,719	(23,362)

				153,217

				$(186,091)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$457,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2026 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$23,115,695	$—	$—
Short-Term Investment
Affiliated Mutual Fund	863,591	—	—

Total	$23,979,286	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$176,579	$—	$—

Liabilities
Futures Contracts	$(362,670)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2023 were as follows:

Fixed Income	95.0%
Short Term	3.5

98.5
Other assets in excess of liabilities	1.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$176,579	*	Due from/to broker-variation margin futures	$362,670	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(24,776)

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2026 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(181,651)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$21,636,563
Futures Contracts - Short Positions (1)	17,345,578

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2026 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value:
Affiliated investments (cost $24,133,996)	$23,979,286
Deposit with broker for centrally cleared/exchange-traded derivatives	457,000
Receivable for investments sold	79,604
Prepaid expenses	234

Total Assets	24,516,124

LIABILITIES
Payable for Portfolio shares purchased	83,794
Due to broker-variation margin futures	51,614
Custodian and accounting fees payable	20,242
Audit fee payable	18,100
Accrued expenses and other liabilities	3,970
Management fee payable	3,116
Affiliated transfer agent fee payable	707
Distribution fee payable	670

Total Liabilities	182,213

NET ASSETS	$24,333,911

Net assets were comprised of:
Partners’ Equity	$24,333,911

Net asset value and redemption price per share, $24,333,911 / 2,193,939 outstanding shares of beneficial interest	$11.09

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$33,218
Interest income	8,319

Total income	41,537

EXPENSES
Management fee	59,921
Distribution fee	32,266
Custodian and accounting fees	19,665
Audit fee	18,100
Professional fees	11,048
Fund data services	5,771
Shareholders’ reports	4,261
Trustees’ fees	4,185
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	4,004
Miscellaneous	4,138

Total expenses	163,359
Less: Fee waiver and/or expense reimbursement	(45,911)

Net expenses	117,448

NET INVESTMENT INCOME (LOSS)	(75,911)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(210,036)
Futures transactions	(24,776)

(234,812)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	834,946
Futures	(181,651)

653,295

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	418,483

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$342,572

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(75,911)	$9,946
Net realized gain (loss) on investment transactions	(234,812)	(1,871,935)
Net change in unrealized appreciation (depreciation) on investments	653,295	(1,512,684)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	342,572	(3,374,673)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [529,070 and 1,202,853 shares, respectively]	5,898,350	13,589,947
Portfolio shares purchased [796,202 and 1,200,154 shares, respectively]	(8,854,024)	(13,407,518)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(2,955,674)	182,429

TOTAL INCREASE (DECREASE)	(2,613,102)	(3,192,244)
NET ASSETS:
Beginning of period	26,947,013	30,139,257

End of period	$24,333,911	$26,947,013

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2026 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.95		$12.26	$12.75	$11.52	$10.47	$10.58

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		— (b)	0.16	0.18	0.23	0.19
Net realized and unrealized gain (loss) on investment transactions	0.17		(1.31)	(0.65)	1.05	0.82	(0.30)

Total from investment operations	0.14		(1.31)	(0.49)	1.23	1.05	(0.11)

Net Asset Value, end of period	$11.09		$10.95	$12.26	$12.75	$11.52	$10.47

Total Return(c)	1.28%		(10.69)%	(3.84)%	10.68%	10.03%	(1.04)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$24		$27	$30	$52	$134	$195
Average net assets (in millions)	$26		$29	$39	$92	$148	$220
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.92%	0.93%	0.92%	0.85%	0.81%
Expenses before waivers and/or expense reimbursement .	1.27	%(e)	1.21%	1.18%	0.92%	0.85%	0.81%
Net investment income (loss)	(0.59	)%(e)	0.03%	1.25%	1.50%	2.03%	1.90%
Portfolio turnover rate(f)	24%		47%	30%	93%	65%	101%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 94.9%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	4,985,862	$48,711,871

(cost $49,510,259)

SHORT-TERM INVESTMENT — 4.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,112,203)	2,112,203	2,112,203

TOTAL INVESTMENTS—99.0% (cost $51,622,462)(wd)		50,824,074
Other assets in excess of liabilities(z) — 1.0%		500,756

NET ASSETS — 100.0%		$51,324,830

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
470	5 Year U.S. Treasury Notes	Sep. 2023	$50,334,063	$(1,024,531)

Short Positions:
60	2 Year U.S. Treasury Notes	Sep. 2023	12,200,625	143,717
50	3 Year U.S. Treasury Notes	Sep. 2023	10,403,125	177,677
37	10 Year U.S. Treasury Notes	Sep. 2023	4,153,828	79,800
54	10 Year U.S. Ultra Treasury Notes	Sep. 2023	6,395,625	99,509
51	20 Year U.S. Treasury Bonds	Sep. 2023	6,472,219	35,622
35	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	4,767,656	(50,171)

				486,154

				$(538,377)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$647,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2027 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$48,711,871	$—	$—
Short-Term Investment
Affiliated Mutual Fund	2,112,203	—	—

Total	$50,824,074	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$536,325	$—	$—

Liabilities
Futures Contracts	$(1,074,702)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2023 were as follows:

Fixed Income	94.9%
Short Term	4.1

99.0
Other assets in excess of liabilities	1.0

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$536,325	*	Due from/to broker-variation margin futures	$1,074,702	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(11,895)

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2027 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(523,869)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$55,722,479
Futures Contracts - Short Positions (1)	49,808,230

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2027 (CONTINUED)
STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023		STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value:
Affiliated investments (cost $51,622,462)	$50,824,074
Deposit with broker for centrally cleared/exchange-traded derivatives	647,000
Receivable for Portfolio shares sold	117,502
Prepaid expenses	239

Total Assets	51,588,815

LIABILITIES
Payable for investments purchased	110,018
Due to broker-variation margin futures	98,908
Custodian and accounting fees payable	20,279
Audit fee payable	18,100
Management fee payable	8,333
Accrued expenses and other liabilities	4,543
Payable for Portfolio shares purchased	1,693
Distribution fee payable	1,404
Affiliated transfer agent fee payable	707

Total Liabilities	263,985

NET ASSETS	$51,324,830

Net assets were comprised of:
Partners’ Equity	$51,324,830

Net asset value and redemption price per share, $51,324,830 / 4,827,936 outstanding shares of beneficial interest	$10.63

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$55,040
Interest income	18,653

Total income	73,693

EXPENSES
Management fee	118,249
Distribution fee	63,672
Custodian and accounting fees	19,687
Audit fee	18,100
Professional fees	11,208
Trustees’ fees	4,602
Shareholders’ reports	4,370
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	4,004
Miscellaneous	10,050

Total expenses	253,942
Less: Fee waiver and/or expense reimbursement	(22,182)

Net expenses	231,760

NET INVESTMENT INCOME (LOSS)	(158,067)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(116,207)
Futures transactions	(11,895)

(128,102)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,409,629
Futures	(523,869)

885,760

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	757,658

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$599,591

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(158,067)	$(142,248)
Net realized gain (loss) on investment transactions	(128,102)	(4,768,204)
Net change in unrealized appreciation (depreciation) on investments	885,760	(2,351,087)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	599,591	(7,261,539)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [514,084 and 2,730,534 shares, respectively]	5,503,912	30,991,048
Portfolio shares purchased [615,497 and 1,779,569 shares, respectively]	(6,612,541)	(19,841,608)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,108,629)	11,149,440

TOTAL INCREASE (DECREASE)	(509,038)	3,887,901
NET ASSETS:
Beginning of period	51,833,868	47,945,967

End of period	$51,324,830	$51,833,868

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2027 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.52		$12.05	$12.63	$11.29	$10.20	$10.32

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.03)	0.10	0.15	0.23	0.19
Net realized and unrealized gain (loss) on investment transactions	0.14		(1.50)	(0.68)	1.19	0.86	(0.31)

Total from investment operations	0.11		(1.53)	(0.58)	1.34	1.09	(0.12)

Capital Contributions	—		—	—	—	—	—	(b)(c)

Net Asset Value, end of period	$10.63		$10.52	$12.05	$12.63	$11.29	$10.20

Total Return(d)	1.05%		(12.70)%	(4.59)%	11.87%	10.69%	(1.16	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$51		$52	$48	$69	$101	$236
Average net assets (in millions)	$51		$54	$56	$65	$149	$258
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.91	%(g)	0.92%	0.93%	0.93%	0.87%	0.80%
Expenses before waivers and/or expense reimbursement	1.00	%(g)	0.98%	1.04%	0.99%	0.87%	0.80%
Net investment income (loss)	(0.62	)%(g)	(0.26)%	0.79%	1.26%	2.14%	1.90%
Portfolio turnover rate(h)	9%		40%	40%	189%	66%	102%
(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 96.1%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	9,214,948	$90,030,045

(cost $92,101,472)

SHORT-TERM INVESTMENT — 2.6%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,416,949)	2,416,949	2,416,949

TOTAL INVESTMENTS—98.7% (cost $94,518,421)(wd)		92,446,994

Other assets in excess of liabilities(z) — 1.3%		1,173,258

NET ASSETS — 100.0%		$93,620,252

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
902	5 Year U.S. Treasury Notes	Sep. 2023	$96,598,563	$(2,088,999)
182	10 Year U.S. Treasury Notes	Sep. 2023	20,432,344	(418,364)

				(2,507,363)

Short Positions:
105	2 Year U.S. Treasury Notes	Sep. 2023	21,351,094	238,037
251	3 Year U.S. Treasury Notes	Sep. 2023	52,223,688	891,940
107	10 Year U.S. Ultra Treasury Notes	Sep. 2023	12,672,813	206,531
95	20 Year U.S. Treasury Bonds	Sep. 2023	12,056,094	60,855
64	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	8,718,000	(92,707)

				1,304,656

				$(1,202,707)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$1,376,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2028 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$90,030,045	$—	$—
Short-Term Investment
Affiliated Mutual Fund	2,416,949	—	—

Total	$92,446,994	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,397,363	$—	$—

Liabilities
Futures Contracts	$(2,600,070)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2023 were as follows:

Fixed Income	96.1%
Short Term	2.6

98.7
Other assets in excess of liabilities	1.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$1,397,363	*	Due from/to broker-variation margin futures	$2,600,070	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$385,230

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2028 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(1,141,661)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$107,126,746
Futures Contracts - Short Positions (1)	91,848,017

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2028 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value:
Affiliated investments (cost $94,518,421)	$92,446,994
Deposit with broker for centrally cleared/exchange-traded derivatives	1,376,000
Receivable for investments sold	13,938
Prepaid expenses	206

Total Assets	93,837,138

LIABILITIES
Due to broker-variation margin futures	143,715
Custodian and accounting fees payable	19,868
Audit fee payable	18,100
Payable for Portfolio shares purchased	14,672
Management fee payable	12,952
Accrued expenses and other liabilities	4,200
Distribution fee payable	2,574
Affiliated transfer agent fee payable	707
Trustees’ fees payable	98

Total Liabilities	216,886

NET ASSETS	$93,620,252

Net assets were comprised of:
Partners’ Equity	$93,620,252

Net asset value and redemption price per share, $93,620,252 / 8,781,794 outstanding shares of beneficial interest	$10.66

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$83,388
Interest income	28,350

Total income	111,738

EXPENSES
Management fee	227,669
Distribution fee	122,595
Custodian and accounting fees	19,217
Audit fee	18,100
Professional fees	10,352
Trustees’ fees	5,177
Shareholders’ reports	4,367
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	4,004
Miscellaneous	9,995

Total expenses	421,476
Less: Fee waiver and/or expense reimbursement	(9,808)

Net expenses	411,668

NET INVESTMENT INCOME (LOSS)	(299,930)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(221,860)
Futures transactions	385,230

163,370

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,778,515
Futures	(1,141,661)

1,636,854

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,800,224

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,500,294

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(299,930)	$(324,286)
Net realized gain (loss) on investment transactions	163,370	(11,371,186)
Net change in unrealized appreciation (depreciation) on investments	1,636,854	(5,129,569)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,500,294	(16,825,041)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [33,153 and 5,634,733 shares, respectively]	354,521	66,226,884
Portfolio shares purchased [970,133 and 3,208,572 shares, respectively]	(10,442,394)	(36,428,555)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(10,087,873)	29,798,329

TOTAL INCREASE (DECREASE)	(8,587,579)	12,973,288
NET ASSETS:
Beginning of period	102,207,831	89,234,543

End of period	$93,620,252	$102,207,831

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2028 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.52		$12.24	$12.81	$11.17	$10.01		$10.22

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.03)	— (b)	0.17	0.21		0.18
Net realized and unrealized gain (loss) on investment transactions	0.17		(1.69)	(0.57)	1.47	0.91		(0.39)

Total from investment operations	0.14		(1.72)	(0.57)	1.64	1.12		(0.21)

Capital Contributions	—		—	—	—	0.04	(c)	—	(b)(d)

Net Asset Value, end of period	$10.66		$10.52	$12.24	$12.81	$11.17		$10.01

Total Return(e)	1.33%		(14.05)%	(4.45)%	14.68%	11.59	%(f)	(2.05	)%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$94		$102	$89	$3	$22		$76
Average net assets (in millions)	$99		$112	$50	$6	$37		$70
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.84	%(i)	0.83%	0.93%	0.93%	0.94%		0.93%
Expenses before waivers and/or expense reimbursement	0.86	%(i)	0.84%	1.06%	3.23%	1.25%		0.96%
Net investment income (loss)	(0.61	)%(i)	(0.29)%	0.01%	1.44%	1.99%		1.88%
Portfolio turnover rate(j)(k)	0%		41%	230%	211%	179%		138%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.19%.
(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 95.0%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	818,900	$8,000,657

(cost $7,929,522)

SHORT-TERM INVESTMENT — 3.7%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $312,841)	312,841	312,841

TOTAL INVESTMENTS—98.7% (cost $8,242,363)(wd)		8,313,498
Other assets in excess of liabilities(z) — 1.3%		107,703

NET ASSETS — 100.0%		$8,421,201

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
67	10 Year U.S. Treasury Notes	Sep. 2023	$7,521,797	$(159,936)

Short Positions:
9	2 Year U.S. Treasury Notes	Sep. 2023	1,830,094	26,554
5	3 Year U.S. Treasury Notes	Sep. 2023	1,040,313	7,494
3	5 Year U.S. Treasury Notes	Sep. 2023	321,281	6,113
9	10 Year U.S. Ultra Treasury Notes	Sep. 2023	1,065,938	14,511
8	20 Year U.S. Treasury Bonds	Sep. 2023	1,015,250	1,942
6	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	817,313	(9,197)

				47,417

				$(112,519)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$158,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2029 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$8,000,657	$—	$—
Short-Term Investment
Affiliated Mutual Fund	312,841	—	—

Total	$8,313,498	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$56,614	$—	$—

Liabilities
Futures Contracts	$(169,133)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2023 were as follows:

Fixed Income	95.0%
Short Term	3.7

98.7
Other assets in excess of liabilities	1.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$56,614	*	Due from/to broker-variation margin futures	$169,133	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$75,690

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2029 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(93,055)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$10,344,125
Futures Contracts - Short Positions (1)	8,860,599

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2029 (CONTINUED)
STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023		STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value:
Affiliated investments (cost $8,242,363)	$8,313,498
Deposit with broker for centrally cleared/exchange-traded derivatives	158,000
Receivable for investments sold	32,001
Due from Manager	808
Prepaid expenses	200

Total Assets	8,504,507

LIABILITIES
Payable for Portfolio shares purchased	33,685
Custodian and accounting fees payable	19,885
Audit fee payable	18,100
Due to broker-variation margin futures	6,273
Accrued expenses and other liabilities	2,631
Shareholder report fees payable.	1,793
Affiliated transfer agent fee payable	707
Distribution fee payable	232

Total Liabilities	83,306

NET ASSETS	$8,421,201

Net assets were comprised of:
Partners’ Equity	$8,421,201

Net asset value and redemption price per share, $8,421,201 / 801,948 outstanding shares of beneficial interest	$10.50

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$9,794
Interest income	3,554

Total income	13,348

EXPENSES
Management fee	20,977
Distribution fee	11,295
Custodian and accounting fees	19,345
Audit fee	18,100
Professional fees	10,984
Fund data services	5,771
Shareholders’ reports	4,189
Trustees’ fees	4,165
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	4,002
Miscellaneous	3,657

Total expenses	102,485
Less: Fee waiver and/or expense reimbursement	(61,372)

Net expenses	41,113

NET INVESTMENT INCOME (LOSS)	(27,765)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(36,404)
Futures transactions	75,690

39,286

Net change in unrealized appreciation (depreciation) on: Affiliated investments	281,711
Futures	(93,055)

188,656

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	227,942

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$200,177

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(27,765)	$(32,308)
Net realized gain (loss) on investment transactions	39,286	(693,844)
Net change in unrealized appreciation (depreciation) on investments	188,656	(296,590)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	200,177	(1,022,742)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [87,115 and 1,185,204 shares, respectively]	912,828	12,997,722
Portfolio shares purchased [189,677 and 527,275 shares, respectively]	(2,020,749)	(5,670,932)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,107,921)	7,326,790

TOTAL INCREASE (DECREASE)	(907,744)	6,304,048
NET ASSETS:
Beginning of period	9,328,945	3,024,897

End of period	$8,421,201	$9,328,945

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2029 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,				January 02, 2018(a) through December 31, 2018
			2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.31		$12.27	$12.85	$11.05	$9.84	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.05)	0.10	0.17	0.16	0.17
Net realized and unrealized gain (loss) on investment transactions	0.22		(1.91)	(0.68)	1.63	1.05	(0.33)

Total from investment operations	0.19		(1.96)	(0.58)	1.80	1.21	(0.16)

Net Asset Value, end of period	$10.50		$10.31	$12.27	$12.85	$11.05	$9.84

Total Return(c)	1.84%		(15.97)%	(4.51)%	16.29%	12.30%	(1.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8		$9	$3	$3	$48	$16
Average net assets (in millions)	$9		$8	$3	$10	$34	$7
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.91%	0.93%	0.93%	0.93%	0.93	%(e)
Expenses before waivers and/or expense reimbursement	2.27	%(e)	2.54%	6.01%	2.31%	1.18%	2.49	%(e)
Net investment income (loss)	(0.61	)%(e)	(0.43)%	0.80%	1.51%	1.45%	1.82	%(e)
Portfolio turnover rate(f)	10%		98%	68%	199%	177%	171%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 95.6%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	5,580,181	$54,518,372

(cost $55,495,073)

SHORT-TERM INVESTMENT — 2.9%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,653,203)	1,653,203	1,653,203

TOTAL INVESTMENTS—98.5% (cost $57,148,276)(wd)		56,171,575
Other assets in excess of liabilities(z) — 1.5%		839,022

NET ASSETS — 100.0%		$57,010,597

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
561	10 Year U.S. Treasury Notes	Sep. 2023	$62,981,018	$(1,316,988)
46	10 Year U.S. Ultra Treasury Notes	Sep. 2023	5,448,125	(59,778)

				(1,376,766)

Short Positions:
64	2 Year U.S. Treasury Notes	Sep. 2023	13,014,000	189,343
300	5 Year U.S. Treasury Notes	Sep. 2023	32,128,125	655,667
69	20 Year U.S. Treasury Bonds	Sep. 2023	8,756,531	43,767
39	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	5,312,531	(55,458)

				833,319

				$(543,447)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$906,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2030 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$54,518,372	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,653,203	—	—

Total	$56,171,575	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$888,777	$—	$—

Liabilities
Futures Contracts	$(1,432,224)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2023 were as follows:

Fixed Income	95.6%
Short Term	2.9

98.5
Other assets in excess of liabilities	1.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$888,777	*	Due from/to broker-variation margin futures	$1,432,224	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$280,765

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2030 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(303,323)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$70,361,560
Futures Contracts - Short Positions (1)	60,178,364

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2030 (CONTINUED)
STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023		STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value:
Affiliated investments (cost $57,148,276)	$56,171,575
Deposit with broker for centrally cleared/exchange-traded derivatives	906,000
Receivable for investments sold	157,206
Prepaid expenses	374

Total Assets	57,235,155

LIABILITIES
Payable for Portfolio shares purchased	165,480
Custodian and accounting fees payable	19,957
Audit fee payable	18,100
Management fee payable	7,358
Accrued expenses and other liabilities	5,801
Due to broker-variation margin futures	5,583
Distribution fee payable	1,572
Affiliated transfer agent fee payable	707

Total Liabilities	224,558

NET ASSETS	$57,010,597

Net assets were comprised of:
Partners’ Equity	$57,010,597

Net asset value and redemption price per share, $57,010,597 / 5,373,322 outstanding shares of beneficial interest	$10.61

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$68,233
Interest income	20,065

Total income	88,298

EXPENSES
Management fee	134,843
Distribution fee	72,609
Custodian and accounting fees.	19,808
Audit fee	18,100
Professional fees	10,984
Trustees’ fees	4,622
Shareholders’ reports	4,549
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,999
Miscellaneous	10,101

Total expenses	279,615
Less: Fee waiver and/or expense reimbursement	(15,319)

Net expenses	264,296

NET INVESTMENT INCOME (LOSS)	(175,998)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(91,123)
Futures transactions	280,765

189,642

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,527,948
Futures	(303,323)

1,224,625

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,414,267

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,238,269

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(175,998)	$(97,081)
Net realized gain (loss) on investment transactions	189,642	(8,482,692)
Net change in unrealized appreciation (depreciation) on investments	1,224,625	(3,798,284)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,238,269	(12,378,057)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [138,218 and 1,037,606 shares, respectively]	1,466,862	11,664,161
Portfolio shares purchased [390,650 and 1,231,068 shares, respectively]	(4,173,226)	(13,840,004)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(2,706,364)	(2,175,843)

TOTAL INCREASE (DECREASE)	(1,468,095)	(14,553,900)
NET ASSETS:
Beginning of period	58,478,692	73,032,592

End of period	$57,010,597	$58,478,692

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2030 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,			January 02, 2019(a) through December 31, 2019
			2022	2021	2020
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.39		$12.55	$13.10	$11.44	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.02)	0.10	0.12	0.15
Net realized and unrealized gain (loss) on investment transactions	0.25		(2.14)	(0.65)	1.54	1.29

Total from investment operations	0.22		(2.16)	(0.55)	1.66	1.44

Net Asset Value, end of period	$10.61		$10.39	$12.55	$13.10	$11.44

Total Return(c)	2.02%		(17.13)%	(4.20)%	14.51%	14.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$57		$58	$73	$141	$34
Average net assets (in millions)	$59		$64	$103	$213	$19
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.91%	0.91%	0.81%	0.93	%(e)
Expenses before waivers and/or expense reimbursement	0.96	%(e)	0.93%	0.91%	0.81%	1.44	%(e)
Net investment income (loss)	(0.61	)%(e)	(0.15)%	0.83%	0.95%	1.28	%(e)
Portfolio turnover rate(f)	4%		14%	56%	253%	384%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 95.1%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	8,609,932	$84,119,038

(cost $85,939,071)

SHORT-TERM INVESTMENT — 3.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,685,740)	2,685,740	2,685,740

TOTAL INVESTMENTS—98.1% (cost $88,624,811)(wd)		86,804,778
Other assets in excess of liabilities(z) — 1.9%		1,688,562

NET ASSETS — 100.0%		$88,493,340

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
473	10 Year U.S. Treasury Notes	Sep. 2023	$53,101,643	$(1,018,350)
424	10 Year U.S. Ultra Treasury Notes	Sep. 2023	50,217,500	(541,819)

				(1,560,169)

Short Positions:
101	2 Year U.S. Treasury Notes	Sep. 2023	20,537,719	295,921
420	5 Year U.S. Treasury Notes	Sep. 2023	44,979,375	938,133
107	20 Year U.S. Treasury Bonds	Sep. 2023	13,578,969	69,314
61	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	8,309,344	(85,703)

				1,217,665

				$(342,504)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$1,710,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2031 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$84,119,038	$—	$—
Short-Term Investment
Affiliated Mutual Fund	2,685,740	—	—

Total	$86,804,778	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,303,368	$—	$—

Liabilities
Futures Contracts	$(1,645,872)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2023 were as follows:

Fixed Income	95.1%
Short Term	3.0

98.1
Other assets in excess of liabilities	1.9

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$1,303,368	*	Due from/to broker-variation margin futures	$1,645,872	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$101,267

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2031 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$50,885

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$105,873,513
Futures Contracts - Short Positions (1)	88,844,084

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2031 (CONTINUED)
STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023		STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value:
Affiliated investments (cost $88,624,811)	$86,804,778
Deposit with broker for centrally cleared/exchange-traded derivatives	1,710,000
Receivable for investments sold	60,217
Due from broker-variation margin futures	39,919
Prepaid expenses	550

Total Assets	88,615,464

LIABILITIES
Payable for Portfolio shares purchased	63,386
Custodian and accounting fees payable	19,922
Audit fee payable	18,100
Management fee payable	12,220
Accrued expenses and other liabilities	5,246
Distribution fee payable	2,435
Affiliated transfer agent fee payable	707
Trustees’ fees payable	108

Total Liabilities	122,124

NET ASSETS	$88,493,340

Net assets were comprised of:
Partners’ Equity	$88,493,340

Net asset value and redemption price per share, $88,493,340 / 9,872,494 outstanding shares of beneficial interest	$8.96

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$89,035
Interest income	37,509

Total income	126,544

EXPENSES
Management fee	213,907
Distribution fee	115,184
Custodian and accounting fees	19,584
Audit fee	18,100
Professional fees	11,096
Trustees’ fees	5,177
Shareholders’ reports	4,443
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Miscellaneous	10,861

Total expenses	402,349
Less: Fee waiver and/or expense reimbursement	(9,215)

Net expenses	393,134

NET INVESTMENT INCOME (LOSS)	(266,590)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(253,327)
Futures transactions	101,267

(152,060)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,617,932
Futures	50,885

2,668,817

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	2,516,757

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,250,167

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(266,590)	$(273,777)
Net realized gain (loss) on investment transactions	(152,060)	(18,590,017)
Net change in unrealized appreciation (depreciation) on investments	2,668,817	(4,167,895)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,250,167	(23,031,689)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [449,483 and 7,507,050 shares, respectively]	4,007,768	77,267,679
Portfolio shares purchased [1,298,068 and 5,168,743 shares, respectively]	(11,705,191)	(50,639,540)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(7,697,423)	26,628,139

TOTAL INCREASE (DECREASE)	(5,447,256)	3,596,450
NET ASSETS:
Beginning of period	93,940,596	90,344,146

End of period	$88,493,340	$93,940,596

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2031 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,		January 02, 2020(a) through December 31, 2020
			2022	2021
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$8.76		$10.78	$11.32	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.02)	0.04	0.03
Net realized and unrealized gain (loss) on investment transactions	0.23		(2.00)	(0.58)	1.29	(c)

Total from investment operations	0.20		(2.02)	(0.54)	1.32

Net Asset Value, end of period	$8.96		$8.76	$10.78	$11.32

Total Return(d)	2.28%		(18.74)%	(4.77)%	13.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$88		$94	$90	$146
Average net assets (in millions)	$93		$110	$148	$70
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.85	%(f)	0.84%	0.88%	0.92	%(f)
Expenses before waivers and/or expense reimbursement	0.87	%(f)	0.85%	0.88%	0.92	%(f)
Net investment income (loss)	(0.58	)%(f)	(0.25)%	0.40%	0.28	%(f)
Portfolio turnover rate(g)	4%		48%	102%	116%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 94.4%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	10,640,320	$103,955,923

(cost $106,256,090)

SHORT-TERM INVESTMENT — 3.3%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,559,799)	3,559,799	3,559,799

TOTAL INVESTMENTS—97.7% (cost $109,815,889)(wd)		107,515,722
Other assets in excess of liabilities(z) — 2.3%		2,575,461

NET ASSETS — 100.0%		$110,091,183

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
1,068	10 Year U.S. Ultra Treasury Notes	Sep. 2023	$126,491,250	$(1,350,549)

Short Positions:
124	2 Year U.S. Treasury Notes	Sep. 2023	25,214,625	355,455
433	5 Year U.S. Treasury Notes	Sep. 2023	46,371,594	944,626
75	10 Year U.S. Treasury Notes	Sep. 2023	8,419,922	140,617
133	20 Year U.S. Treasury Bonds	Sep. 2023	16,878,531	64,324
75	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	10,216,406	(114,958)

				1,390,064

				$39,515

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

JPS	$2,539,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2032 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$103,955,923	$ —	$ —
Short-Term Investment
Affiliated Mutual Fund	3,559,799	—	—

Total	$107,515,722	$ —	$ —

Other Financial Instruments*
Assets
Futures Contracts	$1,505,022	$ —	$ —

Liabilities
Futures Contracts	$(1,465,507)	$ —	$ —

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2023 were as follows:

Fixed Income	94.4%
Short Term	3.3

97.7
Other assets in excess of liabilities	2.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$1,505,022	*	Due from/to broker-variation margin futures	$1,465,507	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$332,657

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2032 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$242,322

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$154,219,862
Futures Contracts - Short Positions (1)	133,201,082

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2032 (CONTINUED)
STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023		STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value:
Affiliated investments (cost $109,815,889)	$107,515,722
Deposit with broker for centrally cleared/exchange-traded derivatives	2,539,000
Receivable for investments sold	369,849
Due from broker-variation margin futures	117,732
Prepaid expenses	230

Total Assets	110,542,533

LIABILITIES
Payable for Portfolio shares purchased	389,315
Custodian and accounting fees payable	19,329
Audit fees payable	18,100
Management fee payable	16,123
Accrued expenses and other liabilities	4,676
Distribution fee payable	3,100
Affiliated transfer agent fee payable	707

Total Liabilities	451,350

NET ASSETS	$110,091,183

Net assets were comprised of:
Partners’ Equity	$110,091,183

Net asset value and redemption price per share, $110,091,183 / 14,189,191 outstanding shares of beneficial interest	$7.76

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$119,473
Interest income	60,909

Total income	180,382

EXPENSES
Management fee	284,875
Distribution fee	153,398
Custodian and accounting fees	18,924
Audit fee	18,100
Professional fees	11,141
Trustees’ fees	5,197
Shareholders’ reports	4,329
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Miscellaneous	10,006

Total expenses	509,967
Less: Fee waiver and/or expense reimbursement	(12,272)

Net expenses	497,695

NET INVESTMENT INCOME (LOSS)	(317,313)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(408,105)
Futures transactions	332,657

(75,448)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,534,047
Futures	242,322

3,776,369

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	3,700,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,383,608

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(317,313)	$(242,069)
Net realized gain (loss) on investment transactions	(75,448)	(24,926,300)
Net change in unrealized appreciation (depreciation) on investments	3,776,369	(5,999,458)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,383,608	(31,167,827)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [274,674 and 13,044,805 shares, respectively]	2,127,046	117,207,726
Portfolio shares purchased [2,555,011 and 7,480,708 shares, respectively]	(19,924,433)	(64,759,744)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(17,797,387)	52,447,982

TOTAL INCREASE (DECREASE)	(14,413,779)	21,280,155
NET ASSETS:
Beginning of period	124,504,962	103,224,807

End of period	$110,091,183	$124,504,962

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2032 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	January 04, 2021(a) through December 31, 2021
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$7.56		$9.47	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.01)	0.04
Net realized and unrealized gain (loss) on investment transactions	0.22		(1.90)	(0.57)

Total from investment operations	0.20		(1.91)	(0.53)

Net Asset Value, end of period	$7.76		$7.56	$9.47

Total Return(c)	2.65%		(20.17)%	(5.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$110		$125	$103
Average net assets (in millions)	$124		$141	$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.81	%(e)	0.81%	0.93	%(f)
Expenses before waivers and/or expense reimbursement	0.83	%(e)	0.82%	1.17	%(f)
Net investment income (loss)	(0.52	)%(e)	(0.17)%	0.44	%(f)
Portfolio turnover rate(g)	1%		34%	375%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 92.9%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	430,805	$4,208,965

(cost $4,202,200)

SHORT-TERM INVESTMENT — 3.8%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $173,899)	173,899	173,899

TOTAL INVESTMENTS—96.7% (cost $4,376,099)(wd)		4,382,864
Other assets in excess of liabilities(z) — 3.3%		148,135

NET ASSETS — 100.0%		$4,530,999

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
49	10 Year U.S. Ultra Treasury Notes	Sep. 2023	$5,803,438	$(73,523)

Short Positions:
5	2 Year U.S. Treasury Notes	Sep. 2023	1,016,719	14,668
16	5 Year U.S. Treasury Notes	Sep. 2023	1,713,500	31,420
14	10 Year U.S. Treasury Notes	Sep. 2023	1,571,719	28,449
1	20 Year U.S. Treasury Bonds	Sep. 2023	126,906	280
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	408,656	(4,598)

				70,219

				$(3,304)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$180,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2033 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$4,208,965	$—	$—
Short-Term Investment
Affiliated Mutual Fund	173,899	—	—

Total	$4,382,864	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$74,817	$—	$—

Liabilities
Futures Contracts	$(78,121)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2023 were as follows:

Fixed Income	92.9%
Short Term	3.8

96.7
Other assets in excess of liabilities	3.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$74,817	*	Due from/to broker-variation margin futures	$78,121	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$31,040

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2033 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$6,300

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$5,701,037
Futures Contracts - Short Positions (1)	4,604,297

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2033 (CONTINUED)
STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023		STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value:
Affiliated investments (cost $4,376,099)	$4,382,864
Deposit with broker for centrally cleared/exchange-traded derivatives	180,000
Due from broker-variation margin futures	8,234
Due from Manager	1,244
Receivable for investments sold	23
Prepaid expenses	200

Total Assets	4,572,565

LIABILITIES
Custodian and accounting fees payable	19,895
Audit fee payable	18,100
Fund data services payable	1,658
Accrued expenses and other liabilities	1,057
Affiliated transfer agent fee payable	707
Distribution fee payable	125
Payable for Portfolio shares purchased	24

Total Liabilities	41,566

NET ASSETS	$4,530,999

Net assets were comprised of:
Partners’ Equity	$4,530,999

Net asset value and redemption price per share, $4,530,999 / 554,790 outstanding shares of beneficial interest	$8.17

NET INVESTMENT INCOME (LOSS)
Affiliated dividend income	$4,878

EXPENSES
Management fee	10,642
Distribution fee	5,730
Custodian and accounting fees	19,407
Audit fee	18,100
Professional fees	10,666
Fund data services	4,800
Shareholders’ reports	4,190
Trustees’ fees	4,165
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Pricing fees	122
Miscellaneous	4,194

Total expenses	86,013
Less: Fee waiver and/or expense reimbursement	(65,157)

Net expenses	20,856

NET INVESTMENT INCOME (LOSS)	(15,978)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(17,438)
Futures transactions	31,040

13,602

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	139,834
Futures	6,300

146,134

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	159,736

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$143,758

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	January 03, 2022(a) through December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(15,978)	$(10,734)
Net realized gain (loss) on investment transactions	13,602	(874,382)
Net change in unrealized appreciation (depreciation) on investments	146,134	(142,673)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	143,758	(1,027,789)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [77,226 and 732,283 shares, respectively]	627,561	6,867,148
Portfolio shares purchased [118,770 and 135,949 shares, respectively]	(981,981)	(1,097,698)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(354,420)	5,769,450

TOTAL INCREASE (DECREASE)	(210,662)	4,741,661
NET ASSETS:
Beginning of period	4,741,661	—

End of period	$4,530,999	$4,741,661

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2033 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		January 03, 2022(a) through December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$7.95		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.02)
Net realized and unrealized gain (loss) on investment transactions	0.25		(2.03)

Total from investment operations	0.22		(2.05)

Net Asset Value, end of period	$8.17		$7.95

Total Return(c)	2.77%		(20.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5		$5
Average net assets (in millions)	$5		$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.91	%(f)
Expenses before waivers and/or expense reimbursement	3.75	%(e)	3.67	%(f)
Net investment income (loss)	(0.70	)%(e)	(0.24	)%(f)
Portfolio turnover rate(g)	12%		87%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2034
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 90.8%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio* (cost $4,676,195)	488,897	$4,776,525

SHORT-TERM INVESTMENT — 4.9%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $261,029)	261,029	261,029

TOTAL INVESTMENTS—95.7% (cost $4,937,224)(wd)		5,037,554
Other assets in excess of liabilities(z) — 4.3%		223,793

NET ASSETS — 100.0%		$5,261,347

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
45	10 Year U.S. Ultra Treasury Notes	Sep. 2023	$5,329,687	$(75,428)
10	20 Year U.S. Treasury Bonds	Sep. 2023	1,269,063	(934)

				(76,362)

Short Positions:
5	2 Year U.S. Treasury Notes	Sep. 2023	1,016,719	14,730
19	5 Year U.S. Treasury Notes	Sep. 2023	2,034,781	37,237
14	10 Year U.S. Treasury Notes	Sep. 2023	1,571,719	28,204
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	544,875	(5,865)

				74,306

				$(2,056)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

JPS	$240,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2034 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$4,776,525	$—	$—
Short-Term Investment
Affiliated Mutual Fund	261,029	—	—

Total	$5,037,554	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$80,171	$—	$—

Liabilities
Futures Contracts	$(82,227)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2023 were as follows:

Fixed Income	90.8%
Short Term	4.9

95.7
Other assets in excess of liabilities	4.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$80,171	*	Due from/to broker-variation margin futures	$82,227	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$14,093

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2034 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(2,056)

For the period ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$6,569,696
Futures Contracts - Short Positions (1)	5,057,532

*	Average volume is based on average quarter end balances as noted for the period ended June 30, 2023.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2034 (CONTINUED)
STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023		STATEMENT OF OPERATIONS (unaudited) For the Period January 03, 2023 (a) through June 30, 2023

ASSETS
Investments at value:
Affiliated investments (cost $4,937,224)	$5,037,554
Deposit with broker for centrally cleared/exchange-traded derivatives	240,000
Due from broker-variation margin futures	14,047
Due from Manager	981
Receivable for investments sold	10
Prepaid expenses	7,238

Total Assets	5,299,830

LIABILITIES
Custodian and accounting fees payable	19,283
Audit fee payable	17,896
Affiliated transfer agent fee payable	707
Accrued expenses and other liabilities	442
Distribution fee payable	145
Payable for Portfolio shares purchased	10

Total Liabilities	38,483

NET ASSETS	$5,261,347

Net assets were comprised of:
Partners’ Equity	$5,261,347

Net asset value and redemption price per share, $5,261,347 / 515,759 outstanding shares of beneficial interest	$10.20

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$7,055
Interest income	4,386

Total income	11,441

EXPENSES
Management fee	11,706
Distribution fee	6,303
Custodian and accounting fees	19,283
Audit fee	17,896
Professional fees	9,082
Trustees’ fees	4,119
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,836
Shareholders’ reports	3,678
Miscellaneous	3,777

Total expenses	79,680
Less: Fee waiver and/or expense reimbursement	(56,715)

Net expenses	22,965

NET INVESTMENT INCOME (LOSS)	(11,524)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	1,180
Futures transactions	14,093

15,273

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	100,330
Futures	(2,056)

98,274

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	113,547

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,023

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

January 03, 2023(a) through June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(11,524)
Net realized gain (loss) on investment transactions	15,273
Net change in unrealized appreciation (depreciation) on investments	98,274

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	102,023

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [515,797 shares]	5,159,711
Portfolio shares purchased [38 shares]	(387)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	5,159,324

TOTAL INCREASE (DECREASE)	5,261,347
NET ASSETS:
Beginning of period	—

End of period	$5,261,347

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BOND PORTFOLIO 2034 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	January 03, 2023(a) through June 30, 2023
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	0.22

Total from investment operations	0.20

Net Asset Value, end of period	$10.20

Total Return(c)	2.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5
Average net assets (in millions)	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)
Expenses before waivers and/or expense reimbursement	2.80	%(e)
Net investment income (loss)	(0.46	)%(e)
Portfolio turnover rate(f)	5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 107.1%
ASSET-BACKED SECURITIES — 12.2%
Automobiles — 3.3%
American Credit Acceptance Receivables Trust,
Series 2022-03, Class B, 144A
4.550%	10/13/26	245	$242,047
Americredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	1,800	1,782,669
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	274	273,137
Series 2020-02, Class B
0.970%	02/18/26	146	144,938
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	3,300	3,264,852
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-01A, Class A, 144A
3.700%	09/20/24	500	498,689
Series 2018-02A, Class A, 144A
4.000%	03/20/25	350	346,663
Series 2019-03A, Class A, 144A
2.360%	03/20/26	4,178	3,944,805
Series 2020-01A, Class A, 144A
2.330%	08/20/26	2,000	1,859,733
Series 2021-01A, Class D, 144A
3.710%	08/20/27	5,000	4,221,551
Series 2021-02A, Class A, 144A
1.660%	02/20/28	4,700	4,064,911
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,300	4,914,557
Series 2023-02A, Class A, 144A
5.200%	10/20/27	900	879,863
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,550	1,545,743
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	600	598,364
Carvana Auto Receivables Trust,
Series 2022-P02, Class A3
4.130%	04/12/27	3,535	3,437,982
Chesapeake Funding II LLC,
Series 2023-01A, Class A1, 144A
5.650%	05/15/35	2,752	2,729,533
CPS Auto Receivables Trust,
Series 2023-B, Class A, 144A
5.910%	08/16/27	4,006	3,994,437
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	831	814,051
Drive Auto Receivables Trust,
Series 2021-02, Class B
0.580%	12/15/25	192	191,909
DT Auto Owner Trust,
Series 2023-01A, Class B, 144A
5.190%	10/16/28	1,070	1,050,472
Series 2023-02A, Class B, 144A
5.410%	02/15/29	1,180	1,164,533

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Enterprise Fleet Financing LLC,
Series 2023-01, Class A3, 144A
5.420%	10/22/29	1,650	$1,641,609
Series 2023-02, Class A2, 144A
5.560%	04/22/30	2,445	2,431,399
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	14	13,534
Series 2022-01A, Class B
2.180%	06/15/26	1,755	1,737,372
Series 2022-04A, Class B
4.570%	01/15/27	1,325	1,302,360
Series 2022-06A, Class B
6.030%	08/16/27	670	668,226
Series 2023-01A, Class B
5.720%	04/15/27	1,620	1,609,140
Series 2023-03A, Class B
6.110%	09/15/27	646	644,454
Flagship Credit Auto Trust,
Series 2022-03, Class B, 144A
4.690%	07/17/28	2,247	2,185,065
Series 2023-01, Class B, 144A
5.050%	01/18/28	596	581,962
Series 2023-02, Class B, 144A
5.210%	05/15/28	1,482	1,457,294
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	2,600	2,498,336
Series 2020-01, Class A, 144A
2.040%	08/15/31	4,000	3,764,416
Series 2020-02, Class B, 144A
1.490%	04/15/33	1,730	1,559,969
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	355,947
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	887,328
Series 2023-01, Class A, 144A
4.850%	08/15/35	3,600	3,522,527
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	2,700	2,669,956
GLS Auto Receivables Issuer Trust,
Series 2022-03A, Class B, 144A
4.920%	01/15/27	390	383,206
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,200	3,155,622
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	3,776	3,290,221
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	1,165	1,091,422
Series 2022-02A, Class A, 144A
2.330%	06/26/28	5,600	4,919,190
Honda Auto Receivables Owner Trust,
Series 2021-04, Class A3
0.880%	01/21/26	790	758,227

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Hyundai Auto Receivables Trust,
Series 2021-C, Class A3
0.740%	05/15/26	930	$893,427
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A
1.886%	01/25/28	84	83,153
Series 2021-02, Class D, 144A
1.138%	12/26/28	211	203,589
Series 2021-03, Class D, 144A
1.009%	02/26/29	254	240,674
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,309	2,222,153
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	680,800
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	191,655
Series 2023-01A, Class A, 144A
5.410%	11/14/29	7,540	7,408,168
Prestige Auto Receivables Trust,
Series 2021-01A, Class A3, 144A
0.830%	07/15/25	580	575,037
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	235	233,760
Series 2021-01, Class C
0.750%	02/17/26	1,299	1,288,123
Series 2021-01, Class D
1.130%	11/16/26	1,872	1,790,391
Series 2021-02, Class C
0.900%	06/15/26	1,569	1,546,859
Series 2021-02, Class D
1.350%	07/15/27	4,078	3,853,864
Series 2021-03, Class C
0.950%	09/15/27	3,112	3,048,120
Series 2022-04, Class B
4.420%	11/15/27	3,245	3,159,216
Series 2022-05, Class B
4.430%	03/15/27	1,060	1,039,043
Series 2022-06, Class B
4.720%	06/15/27	710	694,546
Series 2022-07, Class B
5.950%	01/17/28	2,590	2,578,439
Series 2023-01, Class B
4.980%	02/15/28	1,255	1,231,893
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class A4, 144A
5.470%	12/20/29	1,670	1,663,189
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	99,574
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	199,171
Tricolor Auto Securitization Trust,
Series 2023-01A, Class A, 144A
6.480%	08/17/26	1,084	1,080,899
Volkswagen Auto Loan Enhanced Trust,
Series 2021-01, Class A3
1.020%	06/22/26	1,603	1,542,542

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Westlake Automobile Receivables Trust,
Series 2022-02A, Class B, 144A
4.310%	09/15/27	2,560	$2,500,790
Series 2023-01A, Class B, 144A
5.410%	01/18/28	665	656,726
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	3,500	3,475,748
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	1,140	1,121,293

			130,397,063

Collateralized Debt Obligation — 0.0%
MF1 Ltd.,
Series 2021-FL06, Class A, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.214%)
6.316%(c)	07/16/36	1,530	1,490,041

Collateralized Loan Obligations — 5.8%
AGL CLO Ltd. (Cayman Islands),
Series 2020-07A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.460%(c)	07/15/34	310	305,020
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
6.640%(c)	04/20/32	3,126	3,098,152
Series 2020-04A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.320%(c)	04/20/33	250	246,959
AIG CLO LLC (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.370%(c)	04/20/32	250	247,810
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.355%(c)	10/25/33	3,430	3,394,767
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.341%(c)	10/21/28	158	157,402
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	07/15/31	1,042	1,031,562
AMMC CLO Ltd. (Cayman Islands),
Series 2017-21A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.549%(c)	11/02/30	243	241,553
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.492%(c)	10/13/30	475	472,338
Series 2014-03RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
6.323%(c)	01/28/31	359	355,570

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.323%(c)	01/28/31		1,892	$1,880,078
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
6.363%(c)	01/28/31		558	553,917
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.131%(c)	04/25/34	EUR	1,722	1,829,371
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
6.340%(c)	04/15/31		765	761,108
Series 2013-15A, Class A1RR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
6.260%(c)	04/20/31		500	496,157
Series 2018-18A, Class A1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.413%(c)	10/22/30		250	249,020
Ares CLO Ltd.,
Series 2020-56A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.415%(c)	10/25/34		350	343,442
ARES CLO Ltd. (Cayman Islands),
Series 2019-52A, Class A1R, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.323%(c)	04/22/31		990	977,811
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.947%(c)	04/15/32	EUR	5,724	6,112,832
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	10/17/32		4,285	4,216,002
Barings CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
6.440%(c)	10/20/30		496	492,386
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.270%(c)	10/15/33		1,335	1,320,468
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.332%(c)	07/18/30		828	818,621
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.400%(c)	05/17/31		1,042	1,028,821
Battery Park CLO Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.210% (Cap N/A, Floor 2.210%)
7.258%(c)	10/20/35		4,270	4,291,751
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
6.440%(c)	07/20/34		2,210	2,182,315

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
6.340%(c)	04/20/31		1,650	$1,640,141
Series 2022-27A, Class A1, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
6.848%(c)	07/20/35		4,950	4,882,921
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
6.453%(c)	10/22/30		708	705,201
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.777%(c)	04/15/31	EUR	2,083	2,223,917
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.167%(c)	10/15/35	EUR	3,810	4,017,833
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.260%(c)	01/15/31		360	358,410
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
6.230%(c)	04/17/31		558	553,421
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.330%(c)	01/20/32		8,279	8,205,940
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	01/20/35		3,040	2,973,625
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	07/20/34		2,496	2,441,319
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
6.360%(c)	07/17/31		850	841,661
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.383%(c)	01/22/31		2,996	2,963,943
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.271%(c)	04/23/29		1,639	1,628,674
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
6.290%(c)	04/20/31		1,455	1,442,640
Series 2020-01A, Class A1R, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	07/15/36		250	245,863
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.400%(c)	07/15/34		2,708	2,665,360

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.540%(c)	07/15/29		461	$457,428
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.368%(c)	07/15/31		2,083	2,059,872
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
6.290%(c)	10/20/34		910	900,095
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)
7.307%(c)	04/16/36		2,195	2,147,491
Flatiron CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
6.198%(c)	04/17/31		750	744,269
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class ARR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
6.230%(c)	10/15/30		984	970,221
Goldentree Loan Opportunities Ltd. (Cayman Islands),
Series 2015-10A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
6.370%(c)	07/20/31		325	323,768
Series 2015-11A, Class AR2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.332%(c)	01/18/31		260	259,053
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.409%(c)	10/29/29		2,444	2,424,958
GoldentTree Loan Management US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.380%(c)	10/20/34		550	540,100
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
6.270%(c)	04/15/31		3,126	3,099,179
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.400%(c)	04/15/34		2,083	2,029,255
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.488%(c)	10/20/31		1,666	1,651,006
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.621%(c)	04/15/33		2,083	2,042,258
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.161%(c)	04/25/34	EUR	1,042	1,110,740
Hildene Community Funding CDO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A
2.600%	11/01/35		2,616	2,173,067

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.390%(c)	04/20/34		970	$953,679
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.326%(c)	02/05/31		3,723	3,692,099
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
3.827%(c)	07/15/31	EUR	2,496	2,652,957
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34		4,045	3,945,048
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.280%(c)	10/17/31		4,380	4,321,728
LCM LP (Cayman Islands),
Series 20A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.800%(c)	10/20/27		750	746,293
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.320%(c)	01/20/31		1,418	1,407,822
Series 29A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.330%(c)	04/15/31		250	245,775
Madison Park Funding Ltd. (Cayman Islands),
Series 2013-11A, Class AR2, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
6.173%(c)	07/23/29		759	750,905
Series 2014-13A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
6.215%(c)	04/19/30		407	404,775
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
6.201%(c)	10/21/30		2,924	2,896,955
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
6.193%(c)	01/22/28		592	588,087
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.340%(c)	10/15/32		4,575	4,518,132
Series 2017-23A, Class AR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
6.262%(c)	07/27/31		934	926,130
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.375%(c)	04/25/32		1,455	1,441,419
Series 2019-37A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.330%(c)	07/15/33		250	246,206

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.442%(c)	12/18/30	477	$472,219
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.198%(c)	10/12/30	1,605	1,585,550
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
6.380%(c)	07/15/31	2,083	2,053,113
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.592%(c)	10/13/27	889	888,466
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.500%(c)	10/20/30	523	518,296
Series 2015-02A, Class ARR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.473%(c)	04/28/34	990	959,454
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.727%(c)	09/01/31	8,500	8,414,294
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.348%(c)	04/26/31	220	218,231
Octagon 61 Ltd.,
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)
7.419%(c)	04/20/36	3,085	3,015,936
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.255%(c)	01/25/31	1,973	1,960,583
Series 2018-18A, Class A1A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
6.220%(c)	04/16/31	1,250	1,239,886
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.082%(c)	07/18/31	5,000	5,001,072
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.523%(c)	10/22/30	234	232,295
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
6.340%(c)	04/17/31	5,127	5,070,600
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.270%(c)	07/17/29	1,634	1,623,459
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.280%(c)	04/15/31	360	354,106

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1A3, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.260%(c)	10/17/31	250	$248,564
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.390%(c)	01/17/31	968	964,453
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
6.360%(c)	07/16/31	2,553	2,536,007
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-04A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.996%(c)	11/25/28	300	298,290
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.561%(c)	02/14/34	720	707,185
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.250%(c)	10/20/31	750	738,535
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
6.410%(c)	07/15/31	2,083	2,059,887
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
6.355%(c)	07/25/31	1,341	1,332,332
Rad CLO Ltd. (Cayman Islands),
Series 2018-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.340%(c)	10/15/31	370	365,825
Series 2019-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.393%(c)	07/24/32	430	424,097
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
6.440%(c)	10/20/30	811	806,230
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.410%(c)	10/20/31	3,126	3,098,585
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.365%(c)	04/25/31	7,626	7,556,126
Series 2020-08A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)
6.520%(c)	04/20/33	350	345,625
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.350%(c)	07/20/34	7,000	6,851,803
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.338%(c)	01/26/31	830	817,950

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.430%(c)	07/15/34		3,130	$3,069,067
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
6.310%(c)	07/20/32		250	246,382
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.091%(c)	04/25/30	EUR	1,708	1,833,821
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.093%(c)	02/20/30	EUR	4,138	4,436,517
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.510%(c)	10/15/30		352	347,293
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.330%(c)	04/20/33		272	268,524
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.479%(c)	10/29/34		1,815	1,769,970
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.435%(c)	07/25/34		2,083	2,059,286
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.500%(c)	01/17/30		1,040	1,029,719
TICP CLO Ltd. (Cayman Islands),
Series 2018-12A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.430%(c)	07/15/34		250	247,008
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
6.580%(c)	01/20/33		1,140	1,129,199
Series 2021-04A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.431%(c)	07/21/34		580	572,807
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.420%(c)	10/20/34		600	593,223
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
6.480%(c)	10/15/29		1,861	1,852,676
Voya CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
6.390%(c)	10/15/30		555	551,032
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
6.320%(c)	04/15/31		1,368	1,356,855

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	07/17/31		1,821	$1,792,774
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/31		11,250	11,127,338
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	01/17/31		1,157	1,140,183
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34		1,140	1,116,505

				226,866,105

Consumer Loans — 0.5%
Affirm Asset Securitization Trust,
Series 2023-A, Class 1A, 144A
6.610%	01/18/28		1,595	1,583,015
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46		4,810	3,921,195
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	385	277,113
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51		197	174,611
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,816	1,566,622
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		79	78,677
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	158,034
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36		2,382	2,154,748
Series 2020-01A, Class A, 144A
3.840%	05/14/32		212	211,253
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,934	2,617,919
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.827%(c)	06/16/36		1,756	1,709,936
Series 2022-02A, Class A, 144A
4.890%	10/14/34		2,210	2,160,583
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29		887	883,026

				17,496,732

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2021-01, Class A
0.900%	11/15/26		4,910	$4,608,810
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		737	701,993
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
5.689%(c)	03/15/29	GBP	684	866,451
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
6.165%(c)	03/15/29		541	538,309
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
5.519%(c)	07/15/29	GBP	300	379,614
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
6.119%(c)	11/15/28	GBP	651	827,553

				7,922,730

Equipment — 0.2%
Amur Equipment Finance Receivables XI LLC,
Series 2022-02A, Class A2, 144A
5.300%	06/21/28		1,032	1,022,408
CCG Receivables Trust,
Series 2023-01, Class A2, 144A
5.820%	09/16/30		1,405	1,406,576
CNH Equipment Trust,
Series 2023-A, Class A4
4.770%	10/15/30		715	702,779
Kubota Credit Owner Trust,
Series 2023-01A, Class A3, 144A
5.020%	06/15/27		1,605	1,586,996
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,440	1,325,403

				6,044,162

Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.790%(c)	05/25/34		134	126,007
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
5.975%(c)	08/25/33		1	907
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
6.650%(c)	03/25/43		68	66,414
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
5.630%(c)	01/25/34		363	341,619

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.850%(c)	09/25/34	98	$76,974
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
6.050%(c)	04/25/34	207	200,579
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.170%(c)	10/25/33	10	10,005
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
6.725%(c)	11/25/32	4	4,342
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.790%(c)	08/25/33	115	109,425
Option One Mortgage Loan Trust,
Series 2007-FXD02, Class 1A1
5.820%	03/25/37	4,188	3,646,230
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	412	409,826

			4,992,328

Other — 1.4%
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	654	616,587
Series 2020-03, Class A, 144A
1.358%	08/15/53	1,339	1,204,906
Credit Suisse European Mortgage Capital Ltd.,
Series 2019-1OTF, Class A, 144A, 3 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
8.199%(c)	08/09/24	930	898,337
DB Master Finance LLC,
Series 2019-01A, Class A23, 144A
4.352%	05/20/49	5,424	4,950,433
Series 2021-01A, Class A23, 144A
2.791%	11/20/51	2,059	1,630,412
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	2,024	1,711,250
Domino’s Pizza Master Issuer LLC,
Series 2017-01A, Class A23, 144A
4.118%	07/25/47	1,639	1,508,634
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	3,377	2,950,384
Series 2021-01A, Class A2II, 144A
3.151%	04/25/51	2,092	1,721,178
FHLMC Structured Pass-Through Certificates,
Series 2017-SR01, Class A3
3.089%	11/25/27	254	235,671
FirstKey Homes Trust,
Series 2021-SFR02, Class A, 144A
1.376%	09/17/38	3,345	2,893,428

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Series 2022-SFR01, Class A, 144A
4.145%	05/17/39	1,153	$1,086,705
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26	4,247	3,704,017
Progress Residential Trust,
Series 2020-SFR01, Class A, 144A
1.732%	04/17/37	4,594	4,264,111
Series 2021-SFR01, Class A, 144A
1.052%	04/17/38	5,460	4,782,096
Series 2021-SFR03, Class A, 144A
1.637%	05/17/26	3,867	3,426,058
Series 2021-SFR08, Class A, 144A
1.510%	10/17/38	3,698	3,220,290
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	694	589,282
Series 2022-SFR03, Class A, 144A
3.200%	04/17/39	1,098	998,046
Series 2022-SFR04, Class A, 144A
4.438%	05/17/41	3,000	2,811,456
Taco Bell Funding LLC,
Series 2021-01A, Class A2II, 144A
2.294%	08/25/51	3,448	2,830,401
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
7.950%(c)	06/25/24	3,108	2,985,828
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39	5,093	4,743,559

			55,763,069

Residential Mortgage-Backed Securities — 0.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.750%(c)	02/25/34	31	28,843
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.418%(c)	10/25/34	69	65,278
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.750%(c)	07/25/36	4,310	3,641,644
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.200%(c)	11/25/34	41	40,451
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35	5	4,495
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32	698	661,207

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
7.625%(c)	06/25/34		87		$83,888
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
6.995%(c)	01/25/35		86		82,818
RAMP Trust,
Series 2006-RZ02, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
5.645%(c)	05/25/36		2,322		2,270,103
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
5.500%(c)	08/25/36		1,197		1,154,771
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
6.078%(c)	09/25/34		289		278,956
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
6.328%(c)	03/15/26^	EUR	3,607		3,380,887

					11,693,342

Small Business Loan — 0.0%
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39		353		320,908
Series 2019-25G, Class 1
2.690%	07/01/44		645		562,247

					883,155

Student Loans — 0.4%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.250%(c)	07/25/51		56		54,455
Series 2021-C, Class B, 144A
2.720%	07/26/55		127		105,772
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,550		1,428,820
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		93		89,624
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69		429		380,966
Series 2021-FA, Class A, 144A
1.110%	02/18/70		2,042		1,704,337
Series 2023-A, Class A, 144A
5.510%	10/15/71		2,548		2,511,842
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62		1,400		1,110,324
Series 2021-CA, Class C, 144A
3.360%	04/20/62		100		81,594

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
0.000%	09/18/46	63,950	$2,025,287
Series 2022-C, Class A1A, 144A
4.480%	05/16/50	1,572	1,504,289
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	509	468,024
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,909	1,756,833
Series 2021-A, Class AFX, 144A
1.030%	08/17/43	441	369,636

			13,591,803

TOTAL ASSET-BACKED SECURITIES (cost $502,222,244)			477,140,530

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.7%
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37	3,000	19,400
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 144A, 1 Month LIBOR + 0.880% (Cap N/A, Floor 0.880%)
6.062%(c)	09/15/34	500	484,823
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2017-SCH, Class BF, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
6.594%(c)	11/15/33	350	315,182
Series 2017-SCH, Class CL, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
6.694%(c)	11/15/32	190	160,833
Series 2017-SCH, Class DL, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
7.194%(c)	11/15/32	380	314,399
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	1,715	1,615,635
Series 2018-BNK11, Class A2
3.784%	03/15/61	4,200	3,885,215
Series 2019-BN16, Class A4
4.005%	02/15/52	1,800	1,668,302
Series 2019-BN18, Class A2
3.474%	05/15/62	975	944,337
Series 2019-BN20, Class A2
2.758%	09/15/62	3,002	2,563,649
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	2,317,643
Series 2019-BN22, Class A4
2.978%	11/15/62	2,435	2,106,398
Series 2019-BN23, Class ASB
2.846%	12/15/52	2,065	1,872,835
Series 2019-BN24, Class A3
2.960%	11/15/62	1,165	1,010,168
Series 2020-BN26, Class ASB
2.313%	03/15/63	6,236	5,508,424

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,500	$2,097,245
Series 2022-BNK39, Class XA, IO
0.534%(cc)	02/15/55	20,393	572,287
Series 2022-BNK40, Class A4
3.507%(cc)	03/15/64	5,460	4,748,723
Series 2022-BNK44, Class A5
5.937%(cc)	11/15/55	380	393,573
Series 2023-BNK45, Class A5
5.203%	02/15/56	620	616,091
Series 2023-BNK45, Class XA, IO
1.204%(cc)	02/15/56	5,857	391,389
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XD, IO, 144A
1.392%(cc)	02/15/50	1,000	37,900
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.872% (Cap N/A, Floor 0.872%)
6.066%(c)	03/15/37	6,435	5,795,039
Series 2019-C03, Class XA, IO
1.469%(cc)	05/15/52	1,519	87,657
Series 2019-C04, Class A4
2.661%	08/15/52	2,849	2,511,026
Series 2021-C10, Class XA, IO
1.415%(cc)	07/15/54	23,874	1,567,028
Series 2022-C16, Class A5
4.600%(cc)	06/15/55	1,120	1,062,510
Series 2022-C18, Class A4
5.439%(cc)	12/15/55	1,320	1,341,095
Series 2022-C18, Class A5
5.710%(cc)	12/15/55	430	445,616
Series 2023-C19, Class A2A
5.756%	04/15/56	5,400	5,374,691
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	8,500	7,674,342
Series 2019-B09, Class AAB
3.932%	03/15/52	2,155	2,028,230
Series 2019-B13, Class A3
2.701%	08/15/57	560	477,501
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	2,324,708
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,189,085
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,149,687
Series 2021-B27, Class A4
2.103%	07/15/54	4,000	3,136,866
Series 2021-B28, Class XA, IO
1.391%(cc)	08/15/54	1,394	97,188
Series 2023-B38, Class A4
5.525%	04/15/56	450	457,156
Series 2023-B39, Class A2
6.794%(cc)	07/15/56	5,000	5,117,225
Series 2023-B39, Class XA, IO
0.724%(cc)	07/15/55	19,995	841,008

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BLP Commercial Mortgage Trust,
Series 2023-IND, Class A, 144A, 1 Month SOFR + 1.692% (Cap N/A, Floor 1.692%)
6.839%(c)	03/15/40	410	$403,887
BX Commercial Mortgage Trust,
Series 2019-XL, Class A, 144A, 1 Month SOFR + 1.034% (Cap N/A, Floor 0.920%)
6.181%(c)	10/15/36	1,863	1,851,895
Series 2020-VKNG, Class A, 144A, 1 Month SOFR + 1.044% (Cap N/A, Floor 0.930%)
6.191%(c)	10/15/37	2,314	2,284,706
Series 2021-VOLT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.893%(c)	09/15/36	2,323	2,247,780
Series 2023-VLT02, Class E, 144A, 1 Month SOFR + 5.871% (Cap N/A, Floor 5.871%)
11.018%(c)	06/15/40	1,540	1,533,572
BX Trust,
Series 2021-LBA, Class AV, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.061%(c)	02/15/36	500	484,076
Series 2022-CLS, Class B, 144A
6.300%	10/13/27	2,185	2,078,041
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	190	172,872
Series 2017-CD05, Class A3
3.171%	08/15/50	1,917	1,740,613
Series 2019-CD08, Class A3
2.657%	08/15/57	5,159	4,349,863
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.859%(cc)	01/10/48	1,390	50,834
Series 2016-C06, Class A2
2.950%	11/10/49	3,674	3,355,841
Series 2016-C07, Class A2
3.585%	12/10/54	2,606	2,434,594
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	4,209	3,983,720
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	928,555
Series 2017-C04, Class A3
3.209%	10/12/50	3,054	2,813,523
Series 2019-C07, Class A4
3.102%	12/15/72	2,721	2,361,536
Series 2019-GC41, Class A4
2.620%	08/10/56	2,063	1,748,842
Series 2019-GC41, Class XA, IO
1.168%(cc)	08/10/56	29,224	1,210,869
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	2,735,097
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,576,237
Commercial Mortgage Trust,
Series 2014-CR17, Class XA, IO
1.105%(cc)	05/10/47	1,902	8,239

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-CR18, Class A4
3.550%	07/15/47	37	$36,469
Series 2014-CR20, Class A3
3.326%	11/10/47	2,930	2,826,801
Series 2014-CR21, Class A3
3.528%	12/10/47	832	797,461
Series 2014-UBS04, Class A3
3.430%	08/10/47	360	359,722
Series 2014-UBS05, Class ASB
3.548%	09/10/47	143	141,893
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,383	1,324,584
Series 2015-03BP, Class XA, IO, 144A
0.168%(cc)	02/10/35	42,385	57,584
Series 2015-CR22, Class A3
3.207%	03/10/48	959	913,345
Series 2015-CR25, Class XA, IO
0.947%(cc)	08/10/48	563	7,645
Series 2015-CR26, Class A3
3.359%	10/10/48	3,866	3,670,151
Series 2015-LC21, Class A3
3.445%	07/10/48	3,342	3,173,190
Series 2015-LC23, Class A3
3.521%	10/10/48	2,876	2,764,889
Series 2015-LC23, Class C
4.698%(cc)	10/10/48	1,233	1,101,701
Series 2016-COR01, Class A3
2.826%	10/10/49	2,430	2,214,902
Series 2019-GC44, Class A4
2.698%	08/15/57	7,000	5,965,454
Credit Suisse European Mortgage Capital Ltd.,
Series 2020-TF, Class A
7.390%(cc)	08/09/24	4,982	4,807,296
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
6.173%(c)	05/15/36	1,244	1,237,696
Credit Suisse Mortgage Trust,
Series 2014-USA, Class F, 144A
4.373%	09/15/37	3,075	1,240,520
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	1,834	1,546,805
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	3,846	3,693,563
Series 2016-C06, Class XA, IO
2.023%(cc)	01/15/49	1,086	42,398
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,418,746
Series 2018-CX12, Class A3 (original cost $1,437,603; purchased 08/08/18)(f)
3.959%	08/15/51	1,425	1,330,693
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	65,343
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	2,071,507

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	$157,873
Series 2016-C03, Class A4
2.632%	08/10/49	1,869	1,707,999
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class A, 144A, 1 Month LIBOR + 0.701% (Cap N/A, Floor 0.701%)
5.895%(c)	11/15/38	870	844,352
Extended Stay America Trust,
Series 2021-ESH, Class A, 144A, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.274%(c)	07/15/38	5,985	5,865,838
Fannie Mae-Aces,
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	236	221,789
Series 2019-M04, Class A2
3.610%	02/25/31	450	424,982
Series 2019-M06, Class A2
3.450%	01/01/29	56	53,180
Series 2019-M14, Class X1, IO
0.672%(cc)	06/25/29	5,312	133,837
Series 2020-M36, Class X1, IO
1.541%(cc)	09/25/34	1,263	73,792
FHLMC Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)	08/27/28	1,135	78,546
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0052, Class X1, IO
0.766%(cc)	11/25/25	24,873	290,008
Series K0055, Class X1, IO
1.475%(cc)	03/25/26	5,380	168,620
Series K0094, Class X1, IO
1.015%(cc)	06/25/29	3,942	167,708
Series K0094, Class XAM, IO
1.283%(cc)	06/25/29	4,252	250,825
Series K0095, Class XAM, IO
1.374%(cc)	06/25/29	964	60,403
Series K0097, Class X1, IO
1.220%(cc)	07/25/29	10,362	553,480
Series K0101, Class X1, IO
0.947%(cc)	10/25/29	812	34,340
Series K0106, Class X1, IO
1.477%(cc)	01/25/30	3,481	245,151
Series K0109, Class A2
1.558%	04/25/30	400	330,956
Series K0118, Class X1, IO
1.051%(cc)	09/25/30	8,080	433,687
Series K0128, Class X1, IO
0.612%(cc)	03/25/31	8,436	262,644
Series K0143, Class A2
2.350%	03/25/32	200	170,008
Series K0143, Class X1, IO
0.450%(cc)	04/25/55	6,994	179,636
Series K0149, Class A2
3.530%	08/25/32	200	186,043

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K0157, Class A2
4.200%	05/25/33	400	$391,525
Series K0736, Class X1, IO
1.411%(cc)	07/25/26	3,389	105,416
Series K0737, Class X1, IO
0.748%(cc)	10/25/26	9,476	155,979
Series K0741, Class X1, IO
0.654%(cc)	12/25/27	3,391	70,243
Series K0742, Class X1, IO
0.868%(cc)	03/25/28	3,498	86,919
Series K0751, Class A2
4.412%	03/25/30	200	198,300
Series K1517, Class X1, IO
1.436%(cc)	07/25/35	137	14,708
Series K1520, Class X1, IO
0.578%(cc)	02/25/36	2,829	112,276
Series KC05, Class X1, IO
1.349%(cc)	06/25/27	1,717	46,467
Series Q001, Class XA, IO
2.111%(cc)	02/25/32	5,254	411,847
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.570%(cc)	11/16/47	2,252	32,941
Series 2013-085, Class IA, IO
0.523%(cc)	03/16/47	2,214	18,219
Series 2013-107, Class AD
2.841%(cc)	11/16/47	429	384,728
Series 2015-183, Class IO, IO
0.530%(cc)	09/16/57	3,104	71,294
Series 2017-008, Class IO, IO
0.449%(cc)	08/16/58	682	16,840
Series 2017-028, Class IO, IO
0.681%(cc)	02/16/57	614	21,450
Series 2017-041, Class IO, IO
0.593%(cc)	07/16/58	581	15,788
Series 2017-111, Class IO, IO
0.526%(cc)	02/16/59	1,058	32,879
Series 2017-145, Class IO, IO
0.506%(cc)	04/16/57	912	26,202
Series 2017-157, Class IO, IO
0.503%(cc)	12/16/59	524	15,996
Series 2020-103, Class AD
1.450%	01/16/63	705	539,910
Series 2020-109, Class AI, IO
0.840%(cc)	05/16/60	1,007	56,416
Series 2020-184, Class IO, IO
0.913%(cc)	11/16/60	3,213	198,009
Series 2021-37, Class IO, IO
0.805%(cc)	01/16/61	6,691	397,442
Series 2021-60, Class IO, IO
0.826%(cc)	05/16/63	1,291	77,217
Series 2021-68, Class IO, IO
0.870%(cc)	10/16/62	1,546	95,750
Series 2022-003, Class B
1.850%	02/16/61	1,000	518,558
Series 2022-003, Class IO, IO
0.640%(cc)	02/16/61	2,143	105,636

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-059, Class IO, IO
0.571%(cc)	02/16/62	3,424	$173,809
Series 2022-113, Class Z
2.000%	09/16/61	3,469	2,223,469
Series 2022-216, Class IO, IO
0.751%(cc)	07/16/65	1,495	91,524
Series 2022-220, Class E
3.000%(cc)	10/16/64	500	376,462
Series 2023-92, Class AH
2.000%	06/16/64	900	709,462
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	455,002
GS Mortgage Securities Corp. Trust,
Series 2018-SRP5, Class A, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.300%)
6.993%(c)	09/15/31	5,795	4,753,843
Series 2022-SHIP, Class A, 144A, 1 Month SOFR + 0.731% (Cap N/A, Floor 0.731%)
5.878%(c)	08/15/36	395	392,286
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	963	928,410
Series 2015-GS01, Class A3
3.734%	11/10/48	110	103,472
Series 2019-GC38, Class A2
3.872%	02/10/52	678	669,482
Series 2019-GC38, Class AAB
3.835%	02/10/52	3,314	3,137,083
Series 2019-GC42, Class A3
2.749%	09/10/52	4,520	3,844,856
Series 2020-GC45, Class A5
2.911%	02/13/53	1,239	1,059,383
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, 144A, 1 Month SOFR + 2.245% (Cap N/A, Floor 2.245%)
7.392%(c)	10/15/39	2,150	2,143,285
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	309,084
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
5.048%(cc)	01/15/47	306	275,905
Series 2014-C23, Class ASB
3.657%	09/15/47	201	196,701
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,716,493
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	385,925
Series 2019-MFP, Class F, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
8.193%(c)	07/15/36	500	474,604
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.061%(c)	04/15/38	189	185,890

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.800%)
6.143%(c)	05/15/36	690	$685,183
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,000	1,832,253
LAQ Mortgage Trust,
Series 2023-LAQ, Class A, 144A, 1 Month SOFR + 2.091% (Cap N/A, Floor 2.091%)
7.238%(c)	03/15/36	657	653,927
Life Mortgage Trust,
Series 2021-BMR, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.961%(c)	03/15/38	3,780	3,682,223
Med Trust,
Series 2021-MDLN, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
6.144%(c)	11/15/38	1,662	1,611,130
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)
6.062%(c)	04/15/38	5,250	5,152,895
MHP,
Series 2021-STOR, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.893%(c)	07/15/38	700	681,550
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A4
3.526%	12/15/47	400	382,897
Series 2015-C26, Class ASB
3.323%	10/15/48	608	590,714
Series 2016-C32, Class XA, IO
0.794%(cc)	12/15/49	4,450	81,053
Series 2017-C34, Class A4
3.536%	11/15/52	4,400	4,024,134
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	684,575
Series 2017-H01, Class XD, IO, 144A
2.308%(cc)	06/15/50	700	47,558
Series 2018-SUN, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
6.093%(c)	07/15/35	160	158,032
Series 2019-H07, Class A3
3.005%	07/15/52	1,095	945,264
Series 2019-L02, Class A4
4.071%	03/15/52	252	231,655
MRCD Mortgage Trust,
Series 2019-PARK, Class F, 144A
2.718%	12/15/36	4,898	4,030,804
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	287,654
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32	12,180	12

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,078	$967,451
SHOW Trust,
Series 2022-BIZ, Class A, 144A, 1 Month SOFR + 2.984% (Cap N/A, Floor 2.984%)
8.116%(c)	01/15/27	1,250	1,235,088
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	500	400,722
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.750%)
6.241%(c)	11/11/34	1,738	1,715,536
TPGI Trust,
Series 2021-DGWD, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.890%(c)	06/15/26	655	636,341
TTAN,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
6.044%(c)	03/15/38	437	427,443
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50	800	730,682
Series 2017-C05, Class A4
3.212%	11/15/50	2,687	2,457,643
Series 2017-C06, Class A4
3.320%	12/15/50	2,984	2,735,317
Series 2018-C12, Class A4 (original cost $2,403,112; purchased 08/03/18)(f)
4.030%	08/15/51	2,382	2,189,590
Series 2019-C16, Class A3
3.344%	04/15/52	2,063	1,870,190
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	319	314,021
Series 2015-LC20, Class A4
2.925%	04/15/50	3,196	3,025,168
Series 2016-LC24, Class A3
2.684%	10/15/49	2,333	2,129,428
Series 2016-NXS05, Class A5
3.372%	01/15/59	1,416	1,315,685
Series 2017-C38, Class A4
3.190%	07/15/50	2,210	2,017,211
Series 2017-C41, Class A3
3.210%	11/15/50	3,196	2,897,660
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36	150	127,269
Series 2019-C49, Class A3
3.749%	03/15/52	2,713	2,576,238
Series 2019-C52, Class A4
2.643%	08/15/52	1,296	1,116,410
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	800	773,333

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-C21, Class ASB
3.393%	08/15/47	205	$203,071

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $290,435,371)			263,833,751

CORPORATE BONDS — 32.2%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,363	1,251,634
2.700%	02/01/27	51	46,619
2.800%	03/01/27	369	336,636
3.100%	05/01/26	38	35,735
3.200%	03/01/29	612	548,978
3.250%	02/01/35	1,409	1,142,183
3.550%	03/01/38	151	118,142
3.750%	02/01/50	501	376,203
3.825%	03/01/59	945	675,602
3.900%	05/01/49	66	50,528
4.875%	05/01/25	1,875	1,848,123
5.150%	05/01/30	1,170	1,158,878
5.705%	05/01/40	453	451,693
5.805%	05/01/50	544	541,059
5.930%	05/01/60	3,655	3,618,139
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	940	926,144
Gtd. Notes, 144A
6.950%	01/17/28	200	198,500
General Dynamics Corp.,
Gtd. Notes
3.500%	05/15/25	97	94,325
4.250%	04/01/40	35	32,210
4.250%	04/01/50	253	231,976
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	89	85,445
5.054%	04/27/45	106	97,724
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26	102	99,020
3.900%	06/15/32	220	207,263
4.150%	06/15/53	920	809,503
4.500%	05/15/36	234	225,866
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	483	464,339
3.250%	01/15/28	395	369,415
5.150%	05/01/40	510	502,613
5.250%	05/01/50	1,333	1,357,653
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	369	311,710
3.150%	12/15/24	290	279,474
3.950%	08/16/25	282	276,288
4.125%	11/16/28	278	267,755

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
4.500%	06/01/42	115	$105,935
5.150%	02/27/33	850	861,366
5.375%	02/27/53	280	290,776

			20,295,452

Agriculture — 0.8%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	170	159,998
2.450%	02/04/32	5,601	4,380,285
3.875%	09/16/46	278	195,192
4.400%	02/14/26	609	596,300
4.800%	02/14/29	49	47,650
5.800%	02/14/39	1,096	1,071,195
5.950%	02/14/49	68	64,290
6.200%	02/14/59	155	151,166
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.726%	03/25/31	1,011	805,027
3.557%	08/15/27	447	409,834
4.540%	08/15/47	949	700,254
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	11/10/31	2,615	2,105,069
4.000%	06/22/32	725	670,917
4.750%	04/24/33	1,010	995,108
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	463	383,254
4.500%	03/20/42	117	100,867
4.875%	02/15/28	2,835	2,795,868
5.125%	11/17/27	1,890	1,896,129
5.125%	02/15/30	9,260	9,158,610
5.375%	02/15/33	1,285	1,282,702
5.625%	11/17/29	845	860,988
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	483	464,528
7.000%	08/04/41	264	260,823
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	637	554,452

			30,110,506

Airlines — 0.2%
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates
3.600%	03/22/29	122	113,068
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates
3.575%	07/15/29	117	108,724
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates
3.200%	12/15/29	204	182,231
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	1,086	1,073,446

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates
4.000%	04/29/26	136	$131,651
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	1,061	1,037,729
4.750%	10/20/28	1,168	1,130,682
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	80	75,718
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	620	621,550
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	757	758,941
United Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates
4.150%	10/11/25	543	533,505
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates
4.000%	10/11/27	133	125,205
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates
3.450%	06/01/29	96	87,864
United Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates
3.100%	01/07/30	82	74,410
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates
2.875%	04/07/30	686	604,065
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates
3.500%	09/01/31	125	112,400
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates
2.700%	11/01/33	309	261,487
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	957	909,266
4.625%	04/15/29	1,108	1,009,665

			8,951,607

Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	502	468,637
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	134	125,970
3.250%	03/27/40	931	765,079
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	105	102,497

			1,462,183

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers — 0.5%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25(a)		4,750	$4,570,339
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		770	604,693
6.100%	08/19/32		360	349,066
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		1,305	1,117,191
2.900%	02/10/29		200	165,731
3.815%	11/02/27		280	250,570
4.000%	11/13/30		987	843,747
4.950%	05/28/27		1,330	1,254,941
7.350%	03/06/30		300	306,236
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		1,736	1,574,264
5.150%	04/01/38		176	157,044
5.600%	10/15/32(a)		230	222,977
5.950%	04/01/49		52	48,558
6.125%	10/01/25		462	465,011
6.250%	10/02/43		990	969,622
6.600%	04/01/36		50	51,429
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	01/15/25		818	792,600
4.000%	10/06/26		149	141,371
4.300%	07/13/25		538	521,914
4.350%	04/09/25		512	498,725
4.350%	01/17/27		210	201,406
Sr. Unsec’d. Notes
2.900%	02/26/25		159	151,053
4.300%	04/06/29		190	174,550
5.000%	04/09/27		500	486,853
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23		1,146	1,137,743
4.345%	09/17/27		2,188	1,986,126

				19,043,760

Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		51	50,267
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		617	517,825

				568,092

Banks — 9.6%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25		231	222,586
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	100	26,189

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.746%	05/28/25	1,200	$1,126,824
3.892%	05/24/24	4,400	4,312,807
4.175%(ff)	03/24/28	200	187,496
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33	1,195	1,183,050
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	2,264	2,195,231
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	3,787	3,027,386
2.572%(ff)	10/20/32	1,317	1,071,945
2.592%(ff)	04/29/31	6,836	5,744,808
2.687%(ff)	04/22/32	5,625	4,660,278
3.841%(ff)	04/25/25	640	627,881
4.571%(ff)	04/27/33	1,300	1,221,596
5.202%(ff)	04/25/29	2,240	2,215,978
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	282	262,709
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26	380	348,161
1.843%(ff)	02/04/25	2,785	2,713,161
1.898%(ff)	07/23/31	10,513	8,369,061
2.496%(ff)	02/13/31	1,402	1,173,405
2.972%(ff)	02/04/33	1,361	1,133,123
3.194%(ff)	07/23/30	1,496	1,320,388
3.824%(ff)	01/20/28	912	863,557
3.970%(ff)	03/05/29	974	912,869
3.974%(ff)	02/07/30	623	577,515
4.000%	04/01/24(a)	183	180,901
4.083%(ff)	03/20/51	2,145	1,774,970
4.125%	01/22/24	13	12,886
4.271%(ff)	07/23/29	211	200,117
4.330%(ff)	03/15/50	517	444,442
4.376%(ff)	04/27/28	1,505	1,447,013
5.000%	01/21/44	1,003	965,875
Sub. Notes, MTN
4.000%	01/22/25	895	870,779
4.250%	10/22/26	132	127,397
4.450%	03/03/26	331	322,031
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25	763	712,054
2.650%	03/08/27(a)	3,200	2,930,045
Sub. Notes
3.803%(ff)	12/15/32	228	200,949
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
4.947%(ff)	04/26/27	1,695	1,673,376
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27	3,235	2,917,767
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	06/11/25	420	385,734

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.951%	03/11/27	4,540	$4,209,451
Sub. Notes
4.588%(ff)	05/04/37	270	231,213
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	440	421,747
6.224%(ff)	05/09/34	1,630	1,621,463
7.385%(ff)	11/02/28	1,465	1,528,234
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	304	286,808
Sub. Notes
5.088%(ff)	06/20/30	1,862	1,689,699
7.119%(ff)	06/27/34	815	812,699
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	3,497	3,098,157
2.219%(ff)	06/09/26	397	367,156
2.591%(ff)	01/20/28	2,948	2,635,466
2.871%(ff)	04/19/32	965	788,830
3.132%(ff)	01/20/33	1,650	1,354,071
4.400%	08/14/28	730	687,769
4.705%(ff)	01/10/25	2,121	2,101,880
5.125%(ff)	01/13/29	3,070	3,000,926
5.198%(ff)	01/10/30	728	701,589
5.335%(ff)	06/12/29	1,170	1,154,551
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33	850	764,650
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.045%(ff)	10/19/27	3,335	2,905,428
Sub. Notes, 144A
5.150%	07/21/24	217	212,326
Citigroup, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 4.068%
9.341%(c)	10/30/23(oo)	735	734,893
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(oo)	823	796,666
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	113	97,222
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	3,777	3,083,895
2.572%(ff)	06/03/31	4,598	3,834,316
3.106%(ff)	04/08/26	492	469,766
3.668%(ff)	07/24/28	948	887,497
3.785%(ff)	03/17/33	1,500	1,324,721
3.887%(ff)	01/10/28	1,057	1,001,144
4.650%	07/30/45	458	406,048
4.650%	07/23/48	130	117,810
4.658%(ff)	05/24/28(a)	1,965	1,917,636
4.910%(ff)	05/24/33(a)	530	512,520
8.125%	07/15/39	150	191,930
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	4,250	3,912,185
Sub. Notes
4.400%	06/10/25	559	543,278
4.450%	09/29/27	1,234	1,178,366
4.600%	03/09/26	225	217,740

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.750%	05/18/46	192	$164,506
5.300%	05/06/44	271	250,748
5.500%	09/13/25	751	746,754
6.125%	08/25/36	558	569,277
6.174%(ff)	05/25/34	875	881,091
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25	920	887,202
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28	640	591,662
3.758%(ff)	04/06/33	310	269,778
Sr. Unsec’d. Notes, 144A, MTN
1.339%(ff)	06/24/26	927	846,516
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
5.301%	07/12/28(a)	3,025	3,009,485
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	580	533,223
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25	540	506,925
5.000%	07/09/27	1,070	1,030,370
7.500%	02/15/28(a)	2,585	2,748,034
7.950%	01/09/25(a)	1,060	1,076,091
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	1,100	1,043,634
3.773%(ff)	03/28/25	2,225	2,173,408
5.375%	01/12/24	380	377,767
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	4,160	3,690,796
2.311%(ff)	11/16/27	545	468,524
4.162%	05/13/25	1,095	1,055,339
6.720%(ff)	01/18/29	1,360	1,357,629
Sr. Unsec’d. Notes, SOFR + 1.219%
6.309%(c)	11/16/27	715	658,366
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23	3,255	3,195,153
Goldman Sachs Capital II, Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
6.264%(c)	07/31/23(oo)	84	64,589
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	9,695	8,668,697
1.948%(ff)	10/21/27	190	168,871
2.615%(ff)	04/22/32	2,689	2,204,340
2.640%(ff)	02/24/28	5,834	5,300,448
2.650%(ff)	10/21/32	179	145,807
2.908%(ff)	07/21/42	165	116,384
3.102%(ff)	02/24/33	3,901	3,295,988
3.500%	04/01/25	360	345,571
3.500%	11/16/26	940	882,128
3.615%(ff)	03/15/28	1,645	1,543,606
3.750%	02/25/26	266	255,337
3.850%	01/26/27	803	764,554
4.223%(ff)	05/01/29	521	492,210

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.482%(ff)	08/23/28	3,917	$3,789,448
6.250%	02/01/41	629	675,609
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170%
6.491%(c)	05/15/26	766	769,657
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	351	344,341
Sub. Notes
4.250%	10/21/25	1,152	1,110,577
5.150%	05/22/45	146	136,026
6.750%	10/01/37	2,236	2,404,173
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.700%(ff)	03/09/31(oo)	1,845	1,381,444
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26	834	772,035
2.206%(ff)	08/17/29	3,285	2,743,867
2.251%(ff)	11/22/27	647	573,892
2.804%(ff)	05/24/32	989	796,074
2.848%(ff)	06/04/31	417	345,638
5.402%(ff)	08/11/33	6,270	6,079,154
6.161%(ff)	03/09/29	1,530	1,541,757
Sub. Notes
4.250%	08/18/25	838	804,187
4.762%(ff)	03/29/33	1,010	909,756
5.402%(ff)	06/20/34(a)	2,345	2,336,083
HSBC USA, Inc.,
Sr. Unsec’d. Notes
5.625%	03/17/25	400	398,842
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.443%(ff)	08/04/28(a)	3,360	3,125,700
Huntington National Bank (The),
Sr. Unsec’d. Notes
4.008%(ff)	05/16/25(a)	2,530	2,428,582
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
6.625%	06/20/33	1,045	1,041,864
Sub. Notes, 144A, MTN
5.017%	06/26/24	3,859	3,724,514
5.710%	01/15/26	300	284,490
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,259	1,224,463
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27	3,385	3,040,629
2.083%(ff)	04/22/26	696	651,775
2.182%(ff)	06/01/28	462	411,177
2.522%(ff)	04/22/31	2,319	1,963,974
2.525%(ff)	11/19/41	1,589	1,092,724
2.545%(ff)	11/08/32	995	814,300
2.739%(ff)	10/15/30	508	437,815
2.947%(ff)	02/24/28	4,250	3,901,874
2.950%	10/01/26	720	675,784
2.963%(ff)	01/25/33	6,175	5,205,235
3.509%(ff)	01/23/29	96	88,902
3.540%(ff)	05/01/28	2,554	2,388,658
3.702%(ff)	05/06/30	62	56,919

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.782%(ff)	02/01/28	1,936	$1,845,119
3.897%(ff)	01/23/49	407	328,910
3.960%(ff)	01/29/27	1,242	1,195,510
3.964%(ff)	11/15/48	771	630,723
4.005%(ff)	04/23/29	5,020	4,732,744
4.023%(ff)	12/05/24	209	207,163
4.080%(ff)	04/26/26	1,320	1,283,182
4.203%(ff)	07/23/29	1,014	963,876
4.452%(ff)	12/05/29	575	551,662
4.586%(ff)	04/26/33	40	38,135
4.851%(ff)	07/25/28	220	217,026
Sub. Notes
3.875%	09/10/24	6	5,858
4.250%	10/01/27	337	326,385
4.950%	06/01/45	276	256,943
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.900%	03/12/24	200	196,788
4.375%	03/22/28	1,084	1,025,774
M&T Bank Corp.,
Sub. Notes
4.000%	07/15/24	550	533,926
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
4.700%	01/27/28	2,915	2,748,561
5.400%	11/21/25	2,550	2,477,543
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.837%(ff)	04/17/26(a)	380	365,723
4.080%(ff)	04/19/28	390	369,342
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	1	895
3.625%	01/20/27	469	445,523
4.210%(ff)	04/20/28	1,325	1,273,112
5.123%(ff)	02/01/29	1,945	1,919,409
5.164%(ff)	04/20/29	2,675	2,645,555
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	532	471,403
2.239%(ff)	07/21/32	2,686	2,134,990
2.699%(ff)	01/22/31	5,816	4,950,907
3.772%(ff)	01/24/29	752	702,442
3.875%	01/27/26	664	640,795
4.000%	07/23/25	110	106,814
4.431%(ff)	01/23/30	4,426	4,215,114
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	12,070	9,364,357
2.188%(ff)	04/28/26(a)	997	935,771
2.511%(ff)	10/20/32	220	177,505
2.630%(ff)	02/18/26	4,260	4,043,968
3.591%(ff)	07/22/28	683	631,093
3.622%(ff)	04/01/31	1,080	973,868
Sub. Notes
5.948%(ff)	01/19/38	305	300,862
Sub. Notes, GMTN
4.350%	09/08/26	1,455	1,405,312

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.500%	04/23/25	260	$241,661
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	701	688,368
4.892%(ff)	05/18/29	614	583,120
5.516%(ff)	09/30/28	3,800	3,717,714
5.847%(ff)	03/02/27	1,270	1,256,345
Norinchukin Bank (The) (Japan),
Sr. Unsec’d. Notes, 144A
5.430%	03/09/28(a)	1,830	1,847,058
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	790	786,467
5.812%(ff)	06/12/26	220	218,846
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25(a)	402	370,358
3.875%	05/04/32	440	399,776
Sr. Unsec’d. Notes, Series I, MTN
2.050%	01/21/27(a)	3,260	2,918,838
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.226%(ff)	01/21/26	3,295	3,065,408
2.797%(ff)	01/19/28	980	863,457
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	3,650	3,177,853
3.875%	03/28/24	2,708	2,657,750
Sub. Notes, 144A
6.221%(ff)	06/15/33	5,295	4,902,275
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.767%(ff)	11/16/28	1,505	1,591,312
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28	4,320	3,896,899
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
10.038%(c)	09/30/24	7,527	7,100,396
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25(a)	401	368,733
2.800%	03/10/27	4,540	4,155,819
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
6.047%(ff)	06/08/27	410	410,219
U.S. Bancorp,
Sr. Unsec’d. Notes
5.775%(ff)	06/12/29	520	519,794
5.836%(ff)	06/12/34	170	171,068
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28	4,365	3,876,835
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	01/31/24(oo)	1,460	1,407,075

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
4.550%	04/17/26	350	$336,277
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	795	693,498
2.193%(ff)	06/05/26	2,721	2,489,715
2.746%(ff)	02/11/33	330	256,602
3.091%(ff)	05/14/32	827	664,128
4.194%(ff)	04/01/31	1,496	1,328,848
4.253%	03/23/28	607	562,648
4.751%(ff)	05/12/28	1,925	1,823,550
6.442%(ff)	08/11/28	1,705	1,707,131
6.537%(ff)	08/12/33	3,320	3,398,136
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,154	1,081,594
3.000%	10/23/26(a)	1,290	1,198,682
5.389%(ff)	04/24/34	890	884,551
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	8,879	7,918,262
2.879%(ff)	10/30/30	742	641,338
3.350%(ff)	03/02/33	3,595	3,076,865
3.750%	01/24/24	468	462,442
4.808%(ff)	07/25/28	4,230	4,136,019
4.897%(ff)	07/25/33	1,490	1,428,291
5.013%(ff)	04/04/51	1,613	1,497,726
Sub. Notes
5.606%	01/15/44	696	667,851
Sub. Notes, GMTN
4.900%	11/17/45	713	627,431
Sub. Notes, MTN
4.400%	06/14/46	253	206,141
4.750%	12/07/46	998	848,903
Wells Fargo Bank NA,
Sub. Notes, Series BKNT
5.850%	02/01/37	2,103	2,132,630
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
5.457%	11/18/27	2,520	2,554,578

			376,776,702

Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	69	66,836
4.700%	02/01/36	2,500	2,434,234
4.900%	02/01/46	1,568	1,497,146
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	214	199,191
4.000%	04/13/28	220	212,863
4.350%	06/01/40	340	312,604
4.600%	04/15/48	88	81,708
4.750%	01/23/29	755	750,255
5.450%	01/23/39	934	967,662
5.550%	01/23/49	190	200,106

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Bacardi Ltd./Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
5.250%	01/15/29	190	$188,450
5.400%	06/15/33	1,120	1,107,534
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.450%	06/01/27	322	288,004
2.500%	06/01/40	20	15,052
2.600%	06/01/50	286	200,455
3.375%	03/25/27	319	307,717
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
5.000%	02/02/26	1,560	1,554,548
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.250%	03/19/25	69	65,832
2.625%	03/19/27	73	68,163
2.875%	10/15/49	190	142,989

			10,661,349

Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24	176	172,693
4.663%	06/15/51	146	130,794
5.150%	03/02/28	880	878,807
5.250%	03/02/30	425	426,144
5.250%	03/02/33	5,585	5,590,633
5.750%	03/02/63	955	970,654
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29	1,065	1,004,133
4.250%	04/27/32	750	710,414
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.750%	03/01/46	823	775,388
Royalty Pharma PLC,
Gtd. Notes
1.750%	09/02/27	750	643,645
2.150%	09/02/31(a)	1,635	1,275,348
2.200%	09/02/30	3,425	2,749,868

			15,328,521

Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	73	53,932
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	107	101,682
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	34	31,675
5.000%	02/15/27	81	77,200

			264,489

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 0.4%
Celanese US Holdings LLC,
Gtd. Notes
6.050%	03/15/25		3,250	$3,237,421
6.165%	07/15/27		2,815	2,809,115
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		405	367,277
MEGlobal BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		409	391,916
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		378	368,456
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.950%	11/07/25		1,710	1,719,602
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		344	284,206
4.500%	10/22/25		411	397,326
5.125%	06/23/51		341	247,774
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26		799	714,793
2.875%	05/11/31		758	598,873
RPM International, Inc.,
Sr. Unsec’d. Notes
2.950%	01/15/32		605	482,728
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		615	605,191
6.500%	09/27/28(a)		470	420,825
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		2,444	2,054,026

				14,699,529

Coal — 0.0%
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40		54	52,540

Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		30	28,459
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A
5.500%	08/11/32		1,000	967,585
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	509	523,129
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		775	724,005
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		1,184	1,103,153
7.000%	10/15/37		425	484,978

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	715	$656,300
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	457	433,637
4.950%	08/15/27	1,630	1,588,153
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	355	332,274
Pelabuhan Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.250%	05/05/25(a)	200	195,504
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27	253	261,123
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	260	220,462
4.875%	01/15/28(a)	417	396,740
5.250%	01/15/30	624	595,720
Sec’d. Notes
3.875%	11/15/27	69	64,489

			8,575,711

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.450%	08/04/26	1,325	1,241,381
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27	3,210	2,921,093
3.000%	05/15/24	715	698,634

			4,861,108

Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
4.375%	05/15/28	1,420	1,399,241
4.650%	05/15/33	785	772,184
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	370	346,381
3.375%	03/24/29	3,475	3,157,889
3.625%	03/24/32	810	726,416
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33	620	626,922
5.100%	03/22/43	995	1,011,131
5.500%	03/22/25	1,795	1,799,700
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27	112	105,535

			9,945,399

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	120	$104,243

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,156	1,031,589
3.000%	10/29/28	829	717,938
3.150%	02/15/24	527	516,913
3.300%	01/30/32	460	374,524
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25	272	257,222
5.300%	02/01/28	400	393,086
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	435	360,811
Sr. Unsec’d. Notes
3.375%	05/03/24	360	352,942
4.050%	05/03/29	680	647,378
5.043%(ff)	05/01/34	675	660,237
5.850%	11/05/27	2,535	2,597,059
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	4,042	3,953,114
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.636%(ff)	03/03/26	4,270	3,985,819
3.273%(ff)	03/01/30	625	532,130
4.927%(ff)	05/10/28	1,090	1,033,890
5.247%(ff)	07/26/30	4,805	4,543,359
5.468%(ff)	02/01/29	170	163,167
6.312%(ff)	06/08/29	430	427,306
6.377%(ff)	06/08/34	825	819,121
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A
0.500%	09/16/24	1,575	1,484,313
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30	4,540	3,798,799
4.350%	06/15/29	610	597,645
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.500%	01/20/43	213	216,229
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43(a)	127	115,891
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	97	83,675
Nasdaq, Inc.,
Sr. Unsec’d. Notes
5.350%	06/28/28	770	772,011
5.550%	02/15/34	715	717,827
6.100%	06/28/63	260	266,052

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)	195	$181,432
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,497	1,179,024
2.999%	01/22/32	906	731,949
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
1.100%	03/26/26	1,245	1,121,734
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25	350	346,172
8.250%	10/01/23	713	716,325
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	02/15/24	224	221,605
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	473	380,516
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	278,607
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24	200	195,386
Synchrony Financial,
Sr. Unsec’d. Notes
4.875%	06/13/25	3,315	3,152,708
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^	2,330	1,492,233
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	369	353,663
4.300%	12/14/45	851	789,932

			42,561,333

Electric — 3.7%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	513,329
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	5,000	4,091,555
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	67,800
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	462	339,171
3.750%	03/01/45	187	147,468
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.750%	11/01/27	2,550	2,606,818
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	447,977

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53	1,595	$1,367,049
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	651	627,744
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	33,095
5.000%	02/01/31	60	49,632
5.125%	03/15/28	1,253	1,122,738
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	223,327
General Ref. Mortgage
3.950%	03/01/48	366	303,076
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.650%
5.739%(c)	05/13/24	1,391	1,389,347
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	710	602,270
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	86	78,865
Commonwealth Edison Co.,
First Mortgage
2.200%	03/01/30	2,148	1,817,875
6.450%	01/15/38	438	484,762
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	1,455	1,012,616
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	194	176,629
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	123,132
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/32(a)	3,753	3,771,102
7.000%	06/15/38	592	650,990
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	867	776,058
Sr. Unsec’d. Notes, Series E
6.300%	03/15/33	75	79,611
Duke Energy Carolinas LLC,
First Mortgage
3.700%	12/01/47	161	126,033
3.950%	03/15/48	142	115,810
First Ref. Mortgage
3.750%	06/01/45	187	146,922
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	520	436,671
2.550%	06/15/31	8,954	7,412,870
4.300%	03/15/28	1,100	1,057,844
4.500%	08/15/32	2,220	2,096,193
5.000%	08/15/52	490	448,454

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	1,035	$1,045,776
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	419	325,555
4.000%	04/01/52	625	507,052
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	458	449,709
5.250%	11/15/28	455	443,327
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.375%	07/12/26	4,210	3,709,997
2.250%	07/12/31	1,085	849,902
Sr. Unsec’d. Notes, 144A
5.000%	06/15/32	650	608,847
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	287	260,969
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	2,084	1,546,958
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	561	464,128
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29(a)	2,975	2,596,793
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32	1,430	1,248,990
4.600%	07/01/27	1,595	1,556,789
5.125%	05/15/33	1,995	1,968,237
5.450%	03/01/28	2,310	2,326,224
Exelon Corp.,
Sr. Unsec’d. Notes
5.150%	03/15/28	1,725	1,719,078
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	110,916
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	665	675,923
Georgia Power Co.,
Sr. Unsec’d. Notes
4.650%	05/16/28	650	637,588
4.700%	05/15/32	3,020	2,921,243
4.950%	05/17/33	845	834,009
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	462,249
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	1,290	1,109,396

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Kentucky Utilities Co.,
First Mortgage, Series KENT
5.450%	04/15/33	735	$749,046
Louisville Gas & Electric Co.,
First Mortgage, Series LOU
5.450%	04/15/33	735	748,276
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	450	445,935
MidAmerican Energy Co.,
First Mortgage
4.800%	09/15/43	2,500	2,308,842
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	114,549
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43	2,500	2,422,478
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.602%	06/12/28	270	271,024
National Rural Utilities Cooperative Finance Corp.,
Sec’d. Notes
4.150%	12/15/32	1,750	1,629,516
5.800%	01/15/33	875	916,134
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	4,095	3,404,780
4.625%	07/15/27	3,405	3,331,335
5.050%	02/28/33	460	453,890
6.051%	03/01/25	990	995,771
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	958	908,385
Gtd. Notes, 144A
3.375%	02/15/29	123	101,041
3.625%	02/15/31	503	393,499
3.875%	02/15/32	480	371,064
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	1,380	1,222,401
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	265,582
5.000%	06/01/33	1,820	1,791,117
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	754	646,678
2.500%	02/01/31	2,220	1,741,525
3.250%	02/16/24	3,185	3,125,428
3.300%	08/01/40	82	55,342
4.550%	07/01/30	4,725	4,276,223
4.950%	07/01/50	2,741	2,156,763
5.450%	06/15/27	6,220	6,055,378
6.100%	01/15/29	485	477,443
6.150%	01/15/33	1,245	1,222,681
6.400%	06/15/33	2,700	2,684,490

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
6.750%	01/15/53	430	$424,444
Sr. Sec’d. Notes
3.250%	06/01/31	484	393,902
PacifiCorp,
First Mortgage
5.350%	12/01/53	2,725	2,484,552
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	136	107,721
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	221,245
PPL Capital Funding, Inc.,
Gtd. Notes
4.125%	04/15/30	475	440,397
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,427	2,751,922
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.850%	11/15/27	1,780	1,818,166
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30	2,390	2,175,159
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	189,924
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	2,215	2,041,756
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	999	835,440
3.650%	02/01/50	1,845	1,380,093
4.900%	06/01/26	1,605	1,582,619
5.300%	03/01/28	765	766,057
5.850%	11/01/27	2,345	2,400,494
First Mortgage, Series D
4.700%	06/01/27	2,180	2,146,592
First Ref. Mortgage
4.000%	04/01/47	734	584,979
Southern Co. (The),
Jr. Sub. Notes
5.113%	08/01/27	2,150	2,128,658
Sr. Unsec’d. Notes
3.250%	07/01/26	395	371,885
4.850%	06/15/28	1,680	1,649,446
5.200%	06/15/33	2,280	2,263,399
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	215	201,058
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
5.300%	04/01/33	1,755	1,735,417
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.450%	06/15/49	242	204,550

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	04/01/33		2,125	$2,100,638
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		845	792,422
5.500%	09/01/26		209	201,339
5.625%	02/15/27		704	674,873
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		2,750	2,656,017
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32		1,135	1,074,143

				147,210,411

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25		253	236,298

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47		644	554,870
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		545	512,300
4.250%	10/31/26		1,386	1,331,503

				2,398,673

Entertainment — 0.4%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		500	502,434
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		3,015	2,908,639
3.755%	03/15/27		190	177,284
4.054%	03/15/29		270	246,748
4.279%	03/15/32		5,295	4,691,720
5.050%	03/15/42(a)		1,390	1,166,108
5.141%	03/15/52		6,260	5,104,723
6.412%	03/15/26		340	340,247
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31		280	278,401

				15,416,304

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24		262	252,810

Foods — 0.4%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	1,666	1,767,390
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,002	940,923

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.850%	11/01/28(a)	2,505	$2,444,327
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23	591	584,127
General Mills, Inc.,
Sr. Unsec’d. Notes
4.950%	03/29/33	475	470,843
5.241%	11/18/25	655	654,930
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	230	216,967
4.250%	03/01/31	156	148,479
4.375%	06/01/46	559	476,314
4.625%	10/01/39	203	183,730
4.875%	10/01/49	345	314,658
5.000%	07/15/35	132	129,964
5.000%	06/04/42	204	190,821
5.500%	06/01/50	293	290,999
6.500%	02/09/40	1,270	1,370,100
6.750%	03/15/32	19	20,929
6.875%	01/26/39	54	60,738
Gtd. Notes, 144A
7.125%	08/01/39	12	13,374
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32	280	249,675
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	239	227,944
3.950%	04/01/44	505	419,658
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25(a)	639	596,161
2.625%	03/17/27	3,190	2,945,642
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31	353	302,873
Gtd. Notes, 144A
5.875%	09/30/27	379	374,240

			15,395,806

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	758	790,922
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31	2,638	2,237,815
Gtd. Notes, Series DM3N
3.125%	01/15/32	291	231,913

			3,260,650

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas — 0.4%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.757%	03/16/32		240	$211,383
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A
4.632%	08/05/27(a)		3,170	3,042,679
4.866%	08/05/32		3,020	2,836,235
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		251	257,828
KeySpan Gas East Corp.,
Sr. Unsec’d. Notes, 144A
5.994%	03/06/33		1,095	1,104,362
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		460	360,396
3.600%	05/01/30		4,385	3,950,129
5.400%	06/30/33		1,350	1,352,743
Southern California Gas Co.,
First Mortgage
5.200%	06/01/33		3,080	3,043,628
5.750%	06/01/53		590	598,549

				16,757,932

Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	04/15/28		2,695	2,677,836
6.300%	02/15/30		860	857,697

				3,535,533

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26		554	540,447
4.750%	11/30/36		261	261,860
4.900%	11/30/46		168	169,353
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
5.375%	12/06/32		470	476,292
5.750%	12/06/52		350	368,368
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.650%	11/15/27		2,160	2,185,059
5.857%	03/15/30		1,580	1,622,921
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,380	1,200,283
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	353	256,996
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	495	377,232
1.875%	10/01/49	EUR	323	225,826

				7,684,637

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	283	$242,722
6.750%	12/15/37	469	517,975
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	523	408,407
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	214	183,418
Sr. Sec’d. Notes
2.760%	10/01/24(a)	3,577	3,443,645
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	150	120,290
4.625%	06/01/30	1,590	1,365,313
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.100%	05/15/32	280	261,114
4.550%	05/15/52	210	187,095
HCA, Inc.,
Gtd. Notes
5.000%	03/15/24	112	111,233
5.250%	06/15/26	87	86,077
5.500%	06/15/47	656	616,010
Sr. Sec’d. Notes
4.500%	02/15/27	46	44,426
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	200	157,807
3.700%	03/23/29	1,760	1,612,013
3.950%	03/15/27	474	453,558
4.800%	03/15/47	48	43,231
4.950%	10/01/44	176	161,034
5.750%	03/01/28	1,680	1,712,370
5.875%	03/01/33	645	669,258
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	1,027,799
Unsec’d. Notes, Series 2021
2.810%	06/01/41	1,375	1,009,310
3.002%	06/01/51	285	199,837
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	867,727
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	153,778
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	168	151,277
Sutter Health,
Unsec’d. Notes, Series 20A
3.361%	08/15/50	345	247,955
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	275	248,439

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
4.375%	01/15/30	752	$678,567
5.125%	11/01/27	958	914,623
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26	220	200,996
2.300%	05/15/31	120	101,456
3.125%	05/15/60	73	50,881
3.250%	05/15/51	168	125,013
3.750%	07/15/25	89	86,635
3.875%	08/15/59	511	416,865
4.000%	05/15/29	2,545	2,432,441
4.200%	05/15/32	1,180	1,126,023
4.450%	12/15/48	117	106,635
4.625%	11/15/41	701	658,430
4.750%	05/15/52	340	322,808
4.950%	05/15/62	310	298,569
5.050%	04/15/53	3,330	3,305,799
5.350%	02/15/33	1,390	1,444,138
5.700%	10/15/40	1,541	1,622,871
5.875%	02/15/53	860	954,015
6.050%	02/15/63	255	288,256

			31,438,139

Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	180	163,350
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	305,235
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	79	77,234
4.750%	11/29/27	180	175,025
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	560	522,022
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	372	318,990
5.250%	12/15/27	294	273,420
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	58	52,245
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	249	244,989
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	274	254,571
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	307	292,063

			2,679,144

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.500%	06/30/25		249	$234,722
3.900%	04/01/26		20	19,223
Aon Corp./Aon Global Holdings PLC,
Gtd. Notes
5.350%	02/28/33		505	509,157
Ascot Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
4.250%	12/15/30		385	297,489
Athene Global Funding,
Sec’d. Notes, 144A, MTN
2.646%	10/04/31		2,435	1,843,250
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49		553	503,417
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/03/26		133	127,876
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		2,275	2,168,001
3.850%	04/05/29		1,205	1,087,871
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28		3,565	3,017,272
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		830	697,378
Guardian Life Global Funding,
Sec’d. Notes, 144A
1.100%	06/23/25		282	256,512
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	437	466,360
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		2	1,891
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		447	440,561
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43		154	133,561
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		756	628,751
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		459	458,724
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		48	40,949
5.375%	03/15/33		1,425	1,415,660
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25		253	230,693

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Progressive Corp. (The),
Sr. Unsec’d. Notes
4.950%	06/15/33	485	$481,427
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	309	332,186
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	653	590,399
6.850%	12/16/39	50	55,813
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	2,920	2,516,975
4.650%	06/15/27	3,375	3,280,434

			21,836,552

Internet — 0.3%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	450	309,704
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	06/03/27	603	529,354
1.500%	06/03/30	221	181,768
2.100%	05/12/31	459	385,841
2.500%	06/03/50	313	207,842
3.150%	08/22/27	263	247,483
3.300%	04/13/27	210	200,244
3.450%	04/13/29	460	433,288
3.600%	04/13/32	890	829,522
3.875%	08/22/37	501	457,503
4.050%	08/22/47	424	379,923
4.100%	04/13/62	1,515	1,307,845
4.250%	08/22/57	145	130,781
4.950%	12/05/44	151	152,799
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.950%	05/15/33	2,915	2,910,821
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.832%	02/08/51	430	261,457
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31	2,081	1,619,278
4.027%	08/03/50	1,071	665,359

			11,210,812

Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
7.000%	10/15/39(a)	224	233,762
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	192	200,640
6.875%	11/10/39(a)	411	427,563

			861,965

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time — 0.0%
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	655	$599,325
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	1,540	1,385,898

			1,985,223

Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	548	509,509
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	596	496,984
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	1,462	1,373,676
3.200%	08/08/24	2,716	2,633,981
3.500%	08/18/26	322	299,835
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	285	272,917
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.800%	03/08/27	880	760,434
3.350%	03/08/29	1,010	836,219
4.300%	01/08/26	780	729,534
5.625%	08/08/25(a)	1,470	1,428,090
5.900%	08/08/28(a)	940	893,588
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,202	1,036,725

			11,271,492

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A
4.125%	11/15/28	220	198,325

Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	117	106,947
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	650	517,822
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25	189	178,203
2.565%	02/15/30	2,427	2,092,945

			2,895,917

Media — 1.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29	200	155,046

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	340	$270,432
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34	1,383	1,045,612
4.500%	08/15/30	66	54,979
4.750%	03/01/30(a)	385	329,429
4.750%	02/01/32	400	325,535
5.000%	02/01/28	265	241,550
5.125%	05/01/27	1,013	942,060
5.375%	06/01/29	161	145,572
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	03/01/42	95	63,281
3.700%	04/01/51	885	561,634
3.850%	04/01/61	534	324,359
3.900%	06/01/52	3,370	2,195,659
3.950%	06/30/62	235	144,804
4.200%	03/15/28	80	75,018
4.400%	12/01/61	512	344,396
4.800%	03/01/50	1,489	1,120,480
4.908%	07/23/25	1,017	997,326
5.050%	03/30/29	2,370	2,259,837
5.125%	07/01/49	404	316,872
5.375%	04/01/38	460	391,314
5.375%	05/01/47	471	389,231
5.500%	04/01/63	480	385,208
5.750%	04/01/48	178	152,265
6.384%	10/23/35	899	877,471
6.484%	10/23/45	3,351	3,155,215
6.834%	10/23/55	171	161,276
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	375	229,351
2.800%	01/15/51	604	399,422
2.887%	11/01/51	607	407,128
2.937%	11/01/56	152	99,015
3.150%	03/01/26	307	294,244
3.250%	11/01/39	58	46,016
3.300%	04/01/27	604	571,301
3.375%	08/15/25	220	212,401
3.400%	04/01/30	340	312,623
3.400%	07/15/46	54	40,969
3.450%	02/01/50	90	68,697
3.750%	04/01/40	1,716	1,445,637
3.969%	11/01/47	1,009	838,120
3.999%	11/01/49	274	227,451
4.000%	08/15/47	793	661,406
4.000%	03/01/48	87	72,604
4.150%	10/15/28	275	266,469
4.200%	08/15/34	93	86,697
4.250%	10/15/30	526	506,578
4.250%	01/15/33	258	245,313
4.800%	05/15/33	2,744	2,715,602
4.950%	10/15/58	90	86,543
5.350%	11/15/27	1,415	1,441,802

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
5.650%	06/15/35	79	$82,817
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	624	604,474
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	200	136,130
4.500%	11/15/31	2,015	1,404,533
5.500%	04/15/27(a)	545	453,770
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30	765	670,670
4.000%	09/15/55	519	343,965
4.125%	05/15/29	174	159,512
5.200%	09/20/47	2,267	1,868,341
5.300%	05/15/49	2,998	2,488,549
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	501	233,737
5.875%	11/15/24(a)	988	868,776
7.750%	07/01/26	105	64,395
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	330	266,117
5.750%	12/01/28	50	37,415
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	397	370,987
Paramount Global,
Sr. Unsec’d. Notes
4.200%	06/01/29	710	633,193
4.200%	05/19/32(a)	1,360	1,140,077
4.375%	03/15/43	1,668	1,179,203
4.950%	01/15/31(a)	380	343,251
4.950%	05/19/50	215	161,174
5.850%	09/01/43	846	721,548
Time Warner Cable Enterprises LLC,
Sr. Sec’d. Notes
8.375%	07/15/33	772	850,282
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	392	292,574
5.875%	11/15/40	684	605,084
6.550%	05/01/37	1,469	1,412,744
6.750%	06/15/39	1,584	1,521,736
7.300%	07/01/38	1,490	1,519,011
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	200	191,000
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29(a)	370	333,000
Walt Disney Co. (The),
Gtd. Notes
6.650%	11/15/37	63	72,949

			49,732,264

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 0.4%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	200	$194,169
3.875%	03/16/29	2,480	2,245,070
4.000%	09/11/27	245	229,616
4.750%	04/10/27	670	647,655
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	374	377,933
5.750%	05/01/43	144	147,266
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.900%	02/28/33	1,330	1,326,176
5.000%	09/30/43	217	215,183
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
8.625%	06/01/31	200	204,000
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	225	216,626
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24	23	22,659
4.625%	08/01/30	314	296,568
5.250%	09/01/29	4,000	3,929,481
5.400%	11/14/34	250	241,360
5.450%	03/15/43	898	837,296
Glencore Finance Canada Ltd. (Australia),
Gtd. Notes, 144A
5.550%	10/25/42	50	46,477
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.000%	03/27/27	443	420,980
4.125%	03/12/24	1,080	1,066,583
5.700%	05/08/33	1,200	1,190,427
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
5.250%	11/08/42	937	896,240
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	399	377,101

			15,128,866

Miscellaneous Manufacturing — 0.0%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29(a)	242	207,821
3.050%	04/15/30(a)	107	96,537
3.700%	04/15/50(a)	568	449,532
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	248	220,697
4.350%	05/18/28	295	289,670
Textron, Inc.,
Sr. Unsec’d. Notes
3.900%	09/17/29	830	762,106

			2,026,363

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.0%
Inter-American Development Bank (Supranational Bank), Notes
6.800%	10/15/25	417	$432,601

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	3,500	3,148,888
3.569%	12/01/31	1,220	1,030,479

			4,179,367

Oil & Gas — 1.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	4,101	3,382,677
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44	617	419,586
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	134	129,612
9.000%	11/01/27	28	34,702
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32	2,560	2,175,990
2.939%	06/04/51	1,835	1,256,817
3.000%	02/24/50	1,070	746,835
3.119%	05/04/26	501	477,005
3.633%	04/06/30	385	359,054
4.812%	02/13/33	1,325	1,306,875
4.893%	09/11/33	820	811,813
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	1,782	1,701,810
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	3,855	3,101,976
3.750%	02/15/52	1,223	860,403
5.400%	06/15/47	186	168,413
6.750%	11/15/39	184	192,571
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	258	234,448
Chevron USA, Inc.,
Gtd. Notes
3.850%	01/15/28	620	605,129
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	140	113,677
4.025%	03/15/62	665	542,285
4.150%	11/15/34	102	92,929
4.300%	11/15/44	362	319,359
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	231	226,375
4.375%	01/15/28	1,276	1,198,262
4.900%	06/01/44	133	103,352

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Gtd. Notes, 144A
2.268%	11/15/26	504	$448,199
5.750%	01/15/31	325	309,706
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	05/15/27(a)	842	794,675
4.375%	03/15/29	594	554,197
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	231	217,628
4.750%	05/15/42	655	553,328
5.000%	06/15/45	1,207	1,047,167
5.250%	10/15/27	140	137,902
5.600%	07/15/41	968	911,446
5.875%	06/15/28	121	120,591
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	774	697,619
6.250%	03/15/33	2,270	2,350,884
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	474	362,468
5.375%	06/26/26	372	354,914
5.875%	05/28/45	1,182	802,164
8.625%	01/19/29	1,580	1,582,378
8.875%	01/13/33	372	366,708
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	550	538,880
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	1,075	1,062,347
4.875%	03/30/26	135	125,078
5.375%	03/30/28	875	787,675
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	456	408,816
4.150%	01/15/26	180	176,268
4.375%	04/15/30	164	160,680
4.950%	04/15/50	190	187,629
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	1,000	927,452
5.000%	01/15/29	177	166,612
6.125%	02/01/25	37	36,814
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	30	27,578
3.625%	05/15/31(a)	350	301,117
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40	1,355	1,131,731
3.700%	04/06/50	565	455,124
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25	717	691,040
3.043%	03/01/26	325	310,834
3.452%	04/15/51	205	159,983

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
3.482%	03/19/30		590	$553,491
4.114%	03/01/46		737	648,706
4.227%	03/19/40		1,505	1,386,500
4.327%	03/19/50		73	66,300
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31		920	1,009,508
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		103	93,861
6.000%	04/15/30		500	456,012
6.000%	02/01/31		103	92,603
6.250%	04/15/32		625	560,089
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30		260	241,202
6.375%	10/24/48		350	298,564
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26		415	407,049
4.875%	04/03/28		425	421,532
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/45		177	161,106
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	04/15/46		358	280,640
4.500%	07/15/44		78	59,092
6.450%	09/15/36		877	902,803
6.600%	03/15/46		981	1,012,726
6.950%	07/01/24		307	309,978
7.500%	05/01/31		249	271,854
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28		320	314,066
6.250%	07/15/33(a)		1,255	1,238,799
7.375%	11/01/31		475	509,100
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
1.400%	02/09/26		200	180,150
Sr. Unsec’d. Notes, EMTN
3.100%	08/27/30		211	184,344
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	424	457,810
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31		788	574,160
6.375%	01/23/45		1,756	1,072,038
6.490%	01/23/27		1,062	941,994
6.500%	03/13/27		174	154,425
6.500%	01/23/29		335	277,246
6.700%	02/16/32		1,485	1,127,041
6.840%	01/23/30		523	414,347
6.875%	10/16/25(a)		251	240,433
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	498	448,988

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Gtd. Notes, MTN
6.875%	08/04/26(a)	242	$224,758
Phillips 66 Co.,
Gtd. Notes
4.950%	12/01/27	840	832,720
5.300%	06/30/33	305	304,335
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	655	590,506
5.100%	03/29/26	630	626,648
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	270	265,511
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
2.875%	01/12/32	510	425,044
3.625%	01/12/52(a)	890	635,326
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30	253	225,583
2.875%	05/10/26	152	144,734
3.000%	11/26/51	2,425	1,702,209
4.375%	05/11/45	792	713,402
4.550%	08/12/43	492	453,601
6.375%	12/15/38	665	741,443
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24(a)	1,066	1,054,914
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	350	309,212
5.375%	02/01/29	30	28,320
5.375%	03/15/30	160	149,304
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	2,540	2,412,863
7.500%	01/15/28	1,025	1,053,697

			70,092,274

Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	820	767,624
Halliburton Co.,
Sr. Unsec’d. Notes
7.450%	09/15/39	475	551,158
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	226	212,907
4.300%	05/01/29	1,102	1,050,684
Schlumberger Investment SA,
Gtd. Notes
4.850%	05/15/33	1,480	1,451,144

			4,033,517

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27	430	$360,125
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	575	473,169
6.000%	06/15/29	650	645,230
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	250	242,264
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	355	350,598
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	245	235,986

			2,307,372

Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24	692	663,978
2.950%	11/21/26	652	609,299
3.200%	11/21/29	2,844	2,570,270
3.750%	11/14/23	127	126,049
4.050%	11/21/39	3,575	3,111,564
4.250%	11/21/49	755	650,559
4.300%	05/14/36	221	203,209
4.500%	05/14/35	777	737,428
4.700%	05/14/45	1,943	1,771,365
4.875%	11/14/48	100	94,333
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	159	63,600
5.250%	01/30/30	4,231	1,671,245
5.250%	02/15/31	348	139,200
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28	2,090	1,982,237
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	170	166,384
3.734%	12/15/24	117	113,648
4.685%	12/15/44	59	53,698
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.900%	07/26/24	35	34,080
3.400%	07/26/29	517	479,714
Cigna Group (The),
Gtd. Notes
4.125%	11/15/25	204	198,658
4.375%	10/15/28	724	700,402
4.800%	08/15/38	792	747,581
4.900%	12/15/48	224	208,340
Sr. Unsec’d. Notes
3.200%	03/15/40	4,600	3,536,593
5.400%	03/15/33	1,310	1,331,715

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	170	$134,985
2.125%	09/15/31(a)	663	532,146
3.250%	08/15/29	3,183	2,856,696
3.625%	04/01/27	179	169,863
3.750%	04/01/30	448	410,887
3.875%	07/20/25	427	415,197
4.125%	04/01/40	186	156,573
4.250%	04/01/50	136	112,491
4.300%	03/25/28	394	379,955
5.050%	03/25/48	517	476,788
5.125%	02/21/30	315	312,985
5.125%	07/20/45	790	730,027
5.250%	02/21/33	795	791,960
5.875%	06/01/53	105	107,867
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	210	209,191
6.943%	01/10/30	207	212,119
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	570	506,587
Johnson & Johnson,
Sr. Unsec’d. Notes
3.625%	03/03/37	551	495,848
McKesson Corp.,
Sr. Unsec’d. Notes
5.100%	07/15/33	1,550	1,556,264
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26	489	441,833
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	305	270,825
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.700%	05/28/30	43	35,720
2.625%	04/01/30	527	468,337
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	130	115,788
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26	2,692	2,397,562
4.100%	10/01/46	2,113	1,375,436
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,313	1,036,778
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830	1,959,619

			40,635,476

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26	495	$503,193
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	214	184,698
3.302%	01/15/35	553	461,303
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32(a)	1,060	874,551
4.000%	03/01/31	210	184,956
Gtd. Notes, 144A
5.950%	06/30/33	735	737,971
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	990	925,904
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	210	215,692
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	48	40,349
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,600	1,360,976
Enbridge, Inc. (Canada),
Gtd. Notes
2.500%	08/01/33	495	385,671
5.700%	03/08/33	3,090	3,126,204
Energy Transfer LP,
Jr. Sub. Notes, Series A, 3 Month LIBOR + 4.028%
9.349%(c)	07/17/23(a)(oo)	150	134,561
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	918	825,222
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,535	1,305,447
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	999	902,239
Sr. Unsec’d. Notes
2.900%	05/15/25	3,001	2,848,779
3.750%	05/15/30	201	181,709
4.950%	06/15/28	916	890,661
5.250%	04/15/29	690	673,513
5.300%	04/01/44	78	67,218
5.400%	10/01/47	3,551	3,140,483
5.550%	02/15/28	920	918,765
6.050%	06/01/41	1,194	1,152,070
6.100%	02/15/42	149	141,128
6.250%	04/15/49	1,325	1,294,062
7.500%	07/01/38	192	210,280
7.600%	02/01/24	263	264,203
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
4.500%	11/01/23	35	34,843
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	546	478,725

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
3.125%	07/31/29	1,347	$1,208,764
3.700%	01/31/51	207	158,730
3.950%	01/31/60	361	278,243
4.150%	10/16/28	1,067	1,021,358
4.200%	01/31/50	390	326,969
4.800%	02/01/49	103	94,364
4.850%	03/15/44	151	139,209
5.350%	01/31/33	1,130	1,149,367
5.375%(ff)	02/15/78	230	190,346
5.950%	02/01/41	335	349,724
7.550%	04/15/38	151	174,069
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	50,490
7.500%	06/01/30	50	50,500
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	895	712,412
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.940%	09/30/40	351	281,602
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	1,735	1,769,336
6.510%	02/23/42	1,250	1,292,787
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	1,278	823,382
4.300%	03/01/28	257	245,967
5.300%	12/01/34	143	138,114
5.550%	06/01/45	242	223,136
Gtd. Notes, GMTN
7.750%	01/15/32	1,297	1,464,487
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	1,189	1,024,651
4.700%	04/15/48	177	145,789
4.800%	02/15/29	357	344,826
4.875%	12/01/24	706	696,188
4.875%	06/01/25	1,097	1,078,572
4.950%	09/01/32	1,795	1,714,402
4.950%	03/14/52	298	253,208
5.200%	03/01/47	3,353	2,946,149
5.500%	02/15/49	223	203,209
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	728,339
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	718	616,914
4.350%	03/15/29	470	437,335
4.450%	09/01/49	2,732	2,077,812
5.200%	07/15/48	415	355,251
6.100%	11/15/32	355	361,119
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	635	559,198

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
3.800%	09/15/30	380	$337,426
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	595	565,973
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	1,047	1,200,265
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	654	576,361
7.500%	10/01/25	239	239,794
Targa Resources Corp.,
Gtd. Notes
5.200%	07/01/27	2,295	2,256,299
6.125%	03/15/33	985	1,006,713
6.250%	07/01/52	300	294,709
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	3,010	2,610,464
4.875%	02/01/31	704	650,570
6.500%	07/15/27	231	230,890
6.875%	01/15/29	567	578,289
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	981	907,793
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	10/12/31	1,830	1,474,682
4.625%	03/01/34	609	557,344
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	490	435,714
3.950%	05/15/50	540	419,350
4.000%	03/15/28	1,200	1,129,884
7.850%	02/01/26	1,301	1,363,628
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	56,781
3.875%	11/01/33	440	361,690
4.125%	08/15/31	40	34,438
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%(cc)	02/01/25	727	695,479
4.300%(cc)	02/01/30	2,609	2,348,391
4.500%	03/01/28	176	166,197
5.300%	03/01/48	130	108,779
5.450%	04/01/44	398	338,057
5.500%	08/15/48	91	76,208
5.500%(cc)	02/01/50	441	366,199
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	955	792,058
3.750%	06/15/27	11	10,388
4.650%	08/15/32	1,680	1,591,386
4.850%	03/01/48	239	208,002
4.900%	01/15/45	390	341,148
5.100%	09/15/45	353	317,973

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.300%	08/15/52		60	$55,439
5.400%	03/04/44		417	385,005
5.650%	03/15/33		1,310	1,327,899
7.750%	06/15/31		643	712,320
8.750%	03/15/32		103	122,304
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31		833	915,404

				78,319,387

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.,
Sr. Unsec’d. Notes
3.650%	03/15/27		1,735	1,625,936
American Tower Trust #1,
Asset Backed, 144A
5.490%	03/15/28		3,800	3,803,075
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		5,683	5,130,103
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33		955	665,095
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.800%	02/15/28		645	602,307
4.800%	09/01/28		2,900	2,818,038
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32		1,745	1,410,557
4.000%	01/15/31		745	644,157
5.250%	06/01/25		17	16,652
5.300%	01/15/29		555	528,770
5.375%	04/15/26		127	124,393
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30		2,013	1,661,085
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	410	336,553
3.325%	03/24/25	EUR	624	608,320
5.000%	10/15/27		18	15,149
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		1,098	930,968
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		1,359	1,074,209
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,940	1,819,197
5.125%	05/15/32		1,695	1,584,498
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)		1,500	1,435,368
4.500%	09/01/26		1,803	1,700,810
5.750%	02/01/27		351	344,256

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24		780	$735,322
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30		2,091	1,819,592

				31,434,410

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		366	333,744
Bayer Corp.,
Sr. Unsec’d. Notes, 144A
6.650%	02/15/28		595	623,611
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27		1,072	947,179
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	482	498,052
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,165	1,209,275
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32		1,475	1,154,187
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27		244	226,565
2.700%	04/15/30		361	320,772
3.300%	04/15/40		414	336,218
3.350%	04/15/50(a)		623	475,583
3.900%	12/06/28		73	70,653
3.900%	06/15/47		69	58,644
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41		240	169,742
4.500%	04/15/30		169	164,361
5.625%	04/15/53		45	44,932
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	09/01/25		97	89,570
3.375%	05/26/25		297	287,778
3.500%	07/01/27		327	311,238
3.600%	07/01/30		337	313,560
3.625%	09/01/49		73	57,601
3.700%	01/30/26		379	366,512
4.200%	04/01/50		619	535,436
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32		1,850	1,781,577
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28		398	345,540

				10,722,330

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors — 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,662	$1,273,892
3.469%	04/15/34	69	56,554
4.926%	05/15/37	1,785	1,611,698
Intel Corp.,
Sr. Unsec’d. Notes
1.600%	08/12/28	513	441,924
3.200%	08/12/61	176	114,416
3.700%	07/29/25	366	355,586
3.734%	12/08/47	104	80,875
4.750%	03/25/50	251	226,963
5.050%	08/05/62	1,345	1,239,396
5.125%	02/10/30	300	301,891
5.625%	02/10/43	330	335,364
5.700%	02/10/53	425	432,923
5.900%	02/10/63	460	474,400
Microchip Technology, Inc.,
Sr. Unsec’d. Notes
2.670%	09/01/23	1,267	1,260,200
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.875%	02/09/33	400	398,634
5.875%	09/15/33	110	109,034
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30	263	238,533
3.500%	04/01/40	1,182	1,012,253
3.500%	04/01/50(a)	1,034	839,904
3.700%	04/01/60	366	301,327
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	468	381,748
2.700%	05/01/25	390	369,931
4.300%	06/18/29	990	927,967
4.400%	06/01/27	3,335	3,216,107
Qorvo, Inc.,
Gtd. Notes, 144A
1.750%	12/15/24	3,290	3,060,494
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	250	209,980

			19,271,994

Software — 0.3%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	684	641,925
2.525%	06/01/50	71	49,117
2.921%	03/17/52	140	104,045
3.300%	02/06/27	327	314,554
3.450%	08/08/36	31	28,263
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	890	808,210
2.875%	03/25/31	1,241	1,057,657
2.950%	04/01/30	710	619,803

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
3.600%	04/01/40	2,764	$2,138,761
4.100%	03/25/61	3,854	2,835,956
4.300%	07/08/34	2,041	1,853,736
4.650%	05/06/30	310	299,838
4.900%	02/06/33	1,100	1,067,860
6.150%	11/09/29	1,605	1,671,920

			13,491,645

Telecommunications — 1.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	10/15/29	220	156,200
8.125%	02/01/27	530	459,086
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	454	390,581
2.250%	02/01/32	100	79,490
2.300%	06/01/27	766	689,283
2.550%	12/01/33	3,073	2,404,911
3.500%	06/01/41	4,242	3,259,121
3.500%	09/15/53	4,783	3,386,175
3.550%	09/15/55	1,067	746,988
3.650%	09/15/59	894	621,890
3.800%	12/01/57	692	500,542
4.350%	06/15/45	214	179,296
4.500%	05/15/35	115	105,664
5.350%	09/01/40	230	223,264
5.400%	02/15/34	1,175	1,177,932
5.539%	02/20/26	3,055	3,055,668
5.550%	08/15/41	221	217,930
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	180	152,564
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.550%	03/15/52	985	790,525
Sprint LLC,
Gtd. Notes
7.625%	02/15/25	380	387,992
7.875%	09/15/23	2,007	2,013,089
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	275	228,419
5.213%	03/08/47	170	146,660
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	200	184,224
2.550%	02/15/31	293	243,530
2.625%	02/15/29	1,246	1,081,958
2.700%	03/15/32	4,310	3,571,091
2.875%	02/15/31	453	384,107
3.000%	02/15/41	35	25,557
3.375%	04/15/29	430	386,634
3.500%	04/15/25(a)	1,620	1,558,743
3.500%	04/15/31	420	370,430
3.750%	04/15/27	121	114,628
3.875%	04/15/30	5,335	4,917,850

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
5.050%	07/15/33	925	$908,259
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31	2,445	1,927,744
2.100%	03/22/28	405	355,837
2.355%	03/15/32	4,777	3,842,473
2.550%	03/21/31	1,613	1,347,150
2.625%	08/15/26	355	330,072
2.650%	11/20/40	709	492,887
2.850%	09/03/41	123	87,516
2.875%	11/20/50	1,171	762,454
3.150%	03/22/30	3,213	2,858,028
3.400%	03/22/41	200	154,272
3.850%	11/01/42	269	217,022
3.875%	02/08/29	176	165,327
4.000%	03/22/50	656	532,876
4.016%	12/03/29	398	371,276
4.125%	03/16/27	213	206,940
4.329%	09/21/28	459	442,274
4.400%	11/01/34	165	152,197
4.500%	08/10/33	1,394	1,314,596
4.862%	08/21/46	677	620,365
5.250%	03/16/37	1,261	1,250,316
5.500%	03/16/47	97	96,918
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31	630	518,175

			53,166,996

Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/23	200	7,000

Transportation — 0.0%
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	265	231,305
Sr. Unsec’d. Notes, EMTN
3.730%	03/29/24	200	196,670
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	275	268,446
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27	124	113,350
2.891%	04/06/36	121	96,436
3.750%	07/15/25	251	243,758
3.750%	02/05/70	827	625,831

			1,775,796

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27	4,965	4,687,349

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing (cont’d.)
6.200%	06/15/30	1,590	$1,599,504

			6,286,853

TOTAL CORPORATE BONDS (cost $1,385,472,150)			1,263,833,658

FLOATING RATE AND OTHER LOANS — 0.7%
Airlines — 0.1%
Air Canada (Canada),
Term Loan, 3 Month LIBOR + 3.500%
4.420%(c)	08/11/28	822	820,380
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%
8.798%(c)	10/20/27	540	560,317
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
9.292%(c)	04/21/28	572	571,149

			1,951,846

Auto Parts & Equipment — 0.0%
Power Solutions,
2023 Term Loans, 1 Month SOFR + 3.750%
8.852%(c)	05/06/30	230	228,994

Beverages — 0.0%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 0.000%
5.242%(c)	03/31/28	450	434,511

Building Materials — 0.1%
API Group, Inc.,
Initial Term Loan, 1 Month SOFR + 2.614%
7.717%(c)	10/01/26	324	324,051
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loans, 3 Month SOFR + 3.500%
8.666%(c)	02/26/29	994	940,241
Quikrete Holdings, Inc.,
B-1 Fourth Amendment Loan, 1 Month SOFR + 3.114%
8.217%(c)	03/19/29	369	369,372

			1,633,664

Commercial Services — 0.0%
Garda World Security Corp. (Canada),
Term Loan B-2, 1 Month SOFR + 4.350%
9.427%(c)	10/30/26	237	235,327

Computers — 0.0%
Magenta Buyer LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 4.750%
10.030%(c)	07/27/28	510	382,078
Peraton Corp.,
First Lien Term B Loan, 1 Month SOFR + 3.850%
8.952%(c)	02/01/28	1,012	992,360

			1,374,438

Diversified Financial Services — 0.1%
Allspring Buyer LLC,
Term Loan, 3 Month SOFR + 3.512%
8.753%(c)	11/01/28	262	256,919

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Diversified Financial Services (cont’d.)
Citadel Securities LP,
2021 Term Loan, 1 Month SOFR + 2.614%
7.717%(c)	02/02/28	60	$59,922
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 3 Month SOFR + 3.750%
8.992%(c)	04/09/27	505	488,283
Delos Finance Sarl (Ireland),
2018 Term Loan, 3 Month LIBOR + 1.750%
7.288%(c)	10/06/23	500	499,464
Focus Financial Partners LLC,
Tranche B-5 Term Loan, 1 Month SOFR + 3.250%
8.352%(c)	06/30/28	357	354,174
Setanta Aircraft Leasing DAC (Ireland),
Term Loan, 3 Month LIBOR + 2.000%
7.538%(c)	11/05/28	730	729,430
VFH Parent LLC,
Initial Term Loan, 1 Month SOFR + 3.100%
8.189%(c)	01/13/29	772	768,098

			3,156,290

Engineering & Construction — 0.1%
Brown Group Holding LLC,
Initial Term Loan, 1 Month SOFR + 2.600%
7.702%(c)	06/07/28	1,472	1,448,908
KKR Apple Bidco LLC,
Initial Term Loan, 1 Month SOFR + 2.864%
7.967%(c)	09/22/28	388	384,358

			1,833,266

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Term B Loan, 1 Month SOFR + 3.350%
8.452%(c)	02/06/30	60	59,783
PCI Gaming Authority,
Term B Facility Loan, 1 Month SOFR + 2.500%
7.717%(c)	05/29/26	945	944,035
UFC Holdings LLC,
Term Loan B-3, 3 Month LIBOR + 2.750%
8.050%(c)	04/29/26	275	274,101

			1,277,919

Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
2023 Refinancing Term Loan, 3 Month SOFR + 3.100%
8.145%(c)	05/31/27	43	43,404

Healthcare-Products — 0.0%
Mozart Borrower LP,
Initial Dollar Term Loan, 1 Month SOFR + 3.364%
8.467%(c)	10/23/28	182	179,819

Healthcare-Services — 0.1%
Eyecare Partners LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.750%
9.253%(c)	02/18/27	184	135,043
Global Medical Response, Inc.,
2020 Term Loan, 1 Month LIBOR + 4.250%
9.439%(c)	10/02/25	1,180	663,499

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Healthcare-Services (cont’d.)
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.352%(c)	03/05/26	759	$748,161
Tranche B3 Term Loan, 1 Month SOFR + 3.500%
8.602%(c)	03/05/26	418	411,801

			1,958,504

Holding Companies-Diversified — 0.0%
First Eagle Holdings, Inc.,
2018 Refinancing term Loan B, 3 Month LIBOR + 2.500%
8.038%(c)	02/01/27	300	294,227

Insurance — 0.1%
Amwins Group, Inc.,
February 2023 Incremental Term Loan, 1 Month SOFR + 2.850%
7.952%(c)	02/19/28	109	109,040
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
7.443%(c)	02/19/28	342	338,247
Asurion LLC,
New B-08 Term Loan, 3 Month LIBOR + 3.250%
8.788%(c)	12/23/26	519	498,953
New B-09 Term Loan, 3 Month LIBOR + 3.250%
8.788%(c)	07/31/27	464	440,377
New B11 Term Loan, 1 Month SOFR + 4.350%
9.452%(c)	08/21/28	786	745,953

			2,132,570

Internet — 0.0%
NortonLifeLock, Inc.,
Tranche B Term Loan, 1 Month SOFR + 2.100%
7.202%(c)	09/12/29	896	888,979

Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term Loan B, 1 Month LIBOR + 3.500%
8.693%(c)	08/17/28	514	511,635

Lodging — 0.0%
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month SOFR + 1.750%
6.939%(c)	06/22/26	950	948,380

Machinery-Diversified — 0.0%
Ali Group North America Corp.,
Initial Tranche B Term Loan, 1 Month SOFR + 2.114%
7.217%(c)	07/30/29	355	354,338

Media — 0.0%
Charter Communications Operating LLC,
Term Loan B1, 3 Month SOFR + 1.750%
6.795%(c)	04/30/25	418	417,654
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month SOFR + 2.614%
7.717%(c)	09/18/26	10	9,869

			427,523

Pharmaceuticals — 0.0%
Gainwell Acquisition Corp.,
Term B Loan, 3 Month SOFR + 4.100%
9.342%(c)	10/01/27	973	956,140

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Retail — 0.0%
Harbor Freight Tools USA, Inc.,
2021 Refinancing Loans, 1 Month SOFR + 2.864%
7.967%(c)	10/19/27	406	$399,927

Software — 0.1%
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.500%
8.589%(c)	02/15/29	1,030	987,058
Cloudera, Inc.,
Term Loan, 1 Month SOFR + 3.850%
8.952%(c)	10/08/28	273	266,248
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.000%
9.264%(c)	10/16/26	1,015	1,006,966
Interface Security Systems, LLC,
Term Loan
—%(p)	08/07/23^	876	656,635

			2,916,907

Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month SOFR + 2.000%
7.242%(c)	12/30/26	687	685,759

TOTAL FLOATING RATE AND OTHER LOANS (cost $25,931,527)			24,824,367

MUNICIPAL BONDS — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135	128,166

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515	507,366

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015	1,201,721
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950	1,220,871
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	310	333,253
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,015	1,091,032
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	405	429,265
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	970	1,171,296
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119	104,790

			5,552,228

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,235	$1,210,796

Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	455	486,815

Massachusetts — 0.1%
Commonwealth of Massachusetts,
Taxable, Revenue Bonds, Series B
4.110%	07/15/31	2,910	2,811,607

Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	92,275

New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	446,337
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	549,006
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	419,796

			1,415,139

New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	595,516
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	270	283,144
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	104,479
New York Transportation Development Corp.,
Taxable, Revenue Bonds
4.248%	09/01/35	3,070	2,950,923
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 165
5.647%	11/01/40	185	198,906
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	400	366,973
Consolidated, Taxable, Revenue Bonds, Series 181
4.960%	08/01/46	515	504,434

			5,004,375

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	791,256

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	112,755

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Pennsylvania (cont’d.)
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	$282,537

			395,292

Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	330,933
Taxable, Revenue Bonds
4.427%	02/01/42	265	249,331
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.507%	11/01/51	980	910,643
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	430,151
Texas Natural Gas Securitization Finance Corp.,
Revenue Bonds, Series 2023-1, Class A1
5.102%	04/01/35	2,445	2,454,100

			4,375,158

Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	2,915	1,822,735

TOTAL MUNICIPAL BONDS (cost $27,599,525)			24,593,208

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.4%
Ajax Mortgage Loan Trust,
Series 2018-A, Class B, 144A
0.000%	04/25/58	10	9,841
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	115,334
Angel Oak Mortgage Trust,
Series 2020-02, Class A1A, 144A
2.531%(cc)	01/26/65	3,701	3,364,910
Series 2020-06, Class A1, 144A
1.261%(cc)	05/25/65	2,767	2,442,046
Series 2022-01, Class A1, 144A
2.881%	12/25/66	2,101	1,821,634
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900% (Cap 11.500%, Floor 0.900%)
6.050%(c)	11/25/34	1,938	1,889,068
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.850%(c)	10/25/30	260	262,853
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
8.750%(c)	06/25/30	126	126,691
BRAVO Residential Funding Trust,
Series 2022-NQM02, Class A1, 144A
4.272%(cc)	11/25/61	1,005	965,836

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
7.067%(c)	09/12/26^	575	$575,322
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	1,617	1,443,335
CIM Trust,
Series 2022-R03, Class A1, 144A
4.500%(cc)	03/25/62	4,375	4,156,739
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.611%(cc)	09/25/47	135	119,414
Series 2022-A, Class A1, 144A
6.170%	09/25/62	655	642,757
COLT Mortgage Loan Trust,
Series 2021-02, Class A1, 144A
0.924%(cc)	08/25/66	4,195	3,208,772
Series 2021-03, Class A1, 144A
0.956%(cc)	09/27/66	5,439	4,205,514
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	4,202	3,299,454
Series 2021-05, Class A1, 144A
1.726%(cc)	11/26/66	4,368	3,614,809
Series 2022-04, Class A1, 144A
4.301%(cc)	03/25/67	697	662,065
Series 2022-05, Class A1, 144A
4.550%(cc)	04/25/67	3,940	3,783,959
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
7.300%(c)	09/25/31	22	22,312
Series 2022-R08, Class 1M1, 144A, 30 Day Average SOFR + 2.550% (Cap N/A, Floor 2.550%)
7.617%(c)	07/25/42	564	571,563
Series 2023-R03, Class 2M1, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.567%(c)	04/25/43	1,163	1,173,615
Series 2023-R05, Class 1M1, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.967%(c)	06/25/43	2,325	2,327,180
Credit Suisse Mortgage Trust,
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	3,028	2,673,635
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	168	163,139
Series 2020-RPL4, Class A1, 144A
2.000%(cc)	01/25/60	1,225	1,051,898
Series 2021-AFC1, Class A1, 144A
0.830%(cc)	03/25/56	2,284	1,737,153
Series 2022-07R, Class A1, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.566%(c)	10/25/66	1,196	1,163,384
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	1,015	927,706
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	6,299	5,304,741

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
2.823%(cc)	04/15/36	16,929	$1,919,396
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.950%(c)	04/25/29	225	224,715
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.767%(c)	10/25/33	515	516,187
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.617%(c)	04/25/34	2,314	2,314,135
Fannie Mae Interest Strips,
Series 409, Class C01, IO
3.000%	11/25/26	318	9,628
Series 409, Class C02, IO
3.000%	04/25/27	411	15,149
Series 409, Class C13, IO
3.500%	11/25/41	329	49,835
Series 409, Class C22, IO
4.500%	11/25/39	291	53,017
Series 426, Class C38, IO
2.000%	03/25/52	3,905	493,218
Series 429, Class C3, IO
2.500%	09/25/52	2,467	384,191
Fannie Mae REMIC,
Series 2004-038, Class FK, 1 Month LIBOR + 0.350% (Cap 8.000%, Floor 0.350%)
5.500%(c)	05/25/34	88	87,749
Series 2010-027, Class AS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
1.330%(c)	04/25/40	241	24,694
Series 2011-098, Class ZL
3.500%	10/25/41	1,917	1,771,275
Series 2011-099, Class KS, IO, 1 Month LIBOR x (1) + 6.700% (Cap 6.700%, Floor 0.000%)
1.550%(c)	10/25/26	198	3,454
Series 2011-142, Class PE
3.500%	01/25/42	1,822	1,659,471
Series 2012-028, Class B
6.500%	06/25/39	14	14,436
Series 2012-046, Class BA
6.000%	05/25/42	217	225,528
Series 2012-051, Class B
7.000%	05/25/42	84	88,617
Series 2012-074, Class OA, PO
0.293%(s)	03/25/42	38	33,548
Series 2012-074, Class SA, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
1.500%(c)	03/25/42	247	13,870
Series 2012-075, Class AO, PO
0.293%(s)	03/25/42	57	50,142
Series 2012-075, Class NS, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
1.450%(c)	07/25/42	26	2,705

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2012-118, Class VZ
3.000%	11/25/42	408	$367,564
Series 2012-120, Class ZB
3.500%	11/25/42	2,163	1,973,072
Series 2012-133, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
1.000%(c)	12/25/42	144	14,141
Series 2012-134, Class MS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
1.000%(c)	12/25/42	150	15,162
Series 2013-009, Class BC
6.500%	07/25/42	287	300,398
Series 2013-009, Class CB
5.500%	04/25/42	733	736,447
Series 2013-015, Class ZV
3.000%	03/25/43	1,605	1,406,812
Series 2013-026, Class HI, IO
3.000%	04/25/32	53	2,130
Series 2013-036, Class Z
3.000%	04/25/43	1,686	1,513,695
Series 2013-045, Class LZ
3.000%	05/25/43	1,909	1,692,473
Series 2013-126, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
1.000%(c)	09/25/41	674	39,763
Series 2014-59, Class ZA
3.000%	09/25/44	1,401	1,224,244
Series 2014-70, Class VZ
3.000%	11/25/44	1,964	1,727,765
Series 2014-95, Class ZC
3.000%	01/25/45	1,740	1,501,785
Series 2015-055, Class IO, IO
0.000%(cc)	08/25/55	616	22,842
Series 2015-056, Class AS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
1.000%(c)	08/25/45	202	21,023
Series 2015-065, Class CZ
3.500%	09/25/45	263	223,285
Series 2016-03, Class IN, IO
6.000%	02/25/46	2,102	361,658
Series 2016-03, Class MI, IO
5.500%	02/25/46	2,692	425,979
Series 2016-43, Class GZ
3.000%	07/25/46	1,649	1,396,130
Series 2017-22, Class BZ
3.500%	04/25/47	2,261	2,000,790
Series 2020-24, Class SP, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
0.900%(c)	04/25/50	548	60,877
Series 2020-35, Class AI, IO
3.000%	06/25/50	3,543	568,256
Series 2020-47, Class GZ
2.000%	07/25/50	761	456,507
Series 2020-56, Class AQ
2.000%	08/25/50	800	617,234
Series 2020-57, Class TA
2.000%	04/25/50	940	806,918

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-64, Class AI, IO
5.000%	09/25/50	2,589	$462,128
Series 2020-74, Class HI, IO
5.500%	10/25/50	2,661	507,053
Series 2020-85, Class PI, IO
3.000%	12/25/50	3,546	575,445
Series 2020-96, Class IN, IO
3.000%	01/25/51	1,118	176,629
Series 2020-97, Class EI, IO
2.000%	01/25/51	3,629	432,602
Series 2021-03, Class NI, IO
2.500%	02/25/51	3,921	538,995
Series 2021-03, Class TI, IO
2.500%	02/25/51	3,127	494,075
Series 2021-28, Class LB
2.000%	04/25/51	389	320,107
Series 2021-43, Class IO, IO
2.500%	06/25/51	1,533	227,600
Series 2021-65, Class JA
2.000%	01/25/46	305	263,679
Series 2022-03, Class PI, IO
3.000%	01/25/52	3,313	417,689
Series 2022-67, Class ZJ
4.500%	10/25/52	5,418	4,867,447
Series 2022-86, Class IO, IO
2.500%	05/25/50	775	104,427
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.067%(c)	11/25/50	435	443,700
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
7.450%(c)	01/25/50	2,143	2,142,991
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
10.250%(c)	06/25/50	88	94,435
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
11.150%(c)	08/25/50	586	650,379
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
9.867%(c)	10/25/50	364	392,109
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.867%(c)	10/25/50	90	91,140
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
10.400%(c)	09/25/50	163	173,364
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.867%(c)	01/25/51	1,541	1,537,643
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.567%(c)	10/25/33	577	577,721

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.967%(c)	04/25/42	1,650	$1,647,426
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.217%(c)	09/25/42	1,712	1,722,492
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	391	402,012
Freddie Mac REMIC,
Series 2957, Class ZA
5.000%	03/15/35	790	785,133
Series 3242, Class SC, IO, 1 Month LIBOR x (1) + 6.290% (Cap 6.290%, Floor 0.000%)
1.097%(c)	11/15/36	168	13,851
Series 3368, Class AI, IO, 1 Month LIBOR x (1) + 6.030% (Cap 6.030%, Floor 0.000%)
0.837%(c)	09/15/37	279	20,891
Series 3621, Class SB, IO, 1 Month LIBOR x (1) + 6.230% (Cap 6.230%, Floor 0.000%)
1.037%(c)	01/15/40	80	6,767
Series 3639, Class EY
5.000%	02/15/30	242	239,407
Series 3947, Class SG, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.757%(c)	10/15/41	559	45,131
Series 3967, Class ZP
4.000%	09/15/41	1,234	1,168,433
Series 4054, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
0.857%(c)	08/15/39	255	18,735
Series 4119, Class IN, IO
3.500%	10/15/32	260	23,618
Series 4146, Class DI, IO
3.000%	12/15/31	825	40,353
Series 4194, Class BI, IO
3.500%	04/15/43	299	47,231
Series 4199, Class BZ
3.500%	05/15/43	1,230	1,111,488
Series 4210, Class Z
3.000%	05/15/43	495	402,076
Series 4213, Class GZ
3.500%	06/15/43	2,829	2,585,595
Series 4239, Class IO, IO
3.500%	06/15/27	540	19,421
Series 4357, Class MZ
3.000%	10/15/42	1,764	1,532,782
Series 4415, Class IO, IO
0.000%(cc)	04/15/41	416	18,025
Series 4430, Class NZ
3.000%	01/15/45	3,848	3,303,119
Series 4447, Class Z
3.000%	03/15/45	2,000	1,728,405
Series 4504, Class DZ
3.500%	08/15/45	2,897	2,647,886
Series 4518, Class CZ
3.500%	10/15/45	425	383,856

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4533, Class CI, IO
5.500%	04/15/40	1,385	$263,754
Series 4640, Class CZ
3.500%	12/15/46	1,604	1,472,085
Series 4682, Class KZ
3.500%	09/15/46	3,711	3,389,663
Series 4813, Class CJ
3.000%	08/15/48	222	192,521
Series 4991, Class QV
2.000%	09/25/45	188	152,671
Series 5010, Class IK, IO
2.500%	09/25/50	568	82,515
Series 5018, Class MI, IO
2.000%	10/25/50	1,150	151,351
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,894	56,226
Series 5040, Class IB, IO
2.500%	11/25/50	392	60,462
Series 5071, Class IH, IO
2.500%	02/25/51	669	90,026
Series 5083, Class AI, IO
2.500%	03/25/51	2,533	356,935
Series 5085, Class NI, IO
2.000%	03/25/51	2,941	332,347
Series 5092, Class AP
2.000%	04/25/41	323	277,595
Series 5169, Class IO, IO
3.000%	09/25/51	2,977	484,615
Series 5170, Class DP
2.000%	07/25/50	2,829	2,358,566
Series 5201, Class PA
2.500%	03/25/52	2,090	1,810,128
Series 5202, Class IN, IO
3.000%	01/25/47	771	98,181
Series 5202, Class TA
2.500%	12/25/48	5,197	4,662,581
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	530	7,839
Series 5224, Class HL
4.000%	04/25/52	200	183,234
Series 5230, Class PE
2.000%	12/25/51	100	78,370
Series 5253, Class PL
4.000%	08/25/52	4,179	3,733,547
Series 5269, Class AD
2.000%	01/25/55	7,581	5,846,547
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	180	7,262
Series 375, Class C1, IO
2.500%	01/25/51	3,784	559,517
Series 386, Class C14, IO
2.500%	03/15/52	3,129	445,739
Series 389, Class C1, IO
1.500%	05/15/37	9,388	551,691

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 389, Class C35, IO
2.000%	06/15/52	4,007	$490,408
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-HQA02, Class M1A, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.717%(c)	07/25/42	328	333,054
Series 2023-HQA02, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.067%(c)	06/25/43	1,390	1,394,344
Government National Mortgage Assoc.,
Series 2010-042, Class BS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
1.334%(c)	04/20/40	58	5,754
Series 2010-085, Class HS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
1.504%(c)	01/20/40	15	97
Series 2010-H26, Class LF, 1 Month LIBOR + 0.350% (Cap 13.898%, Floor 0.350%)
5.444%(c)	08/20/58	123	122,566
Series 2012-034, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
0.904%(c)	03/20/42	555	55,728
Series 2012-043, Class SN, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
1.442%(c)	04/16/42	272	32,555
Series 2012-098, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
0.942%(c)	08/16/42	229	20,968
Series 2012-124, Class AS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
1.042%(c)	10/16/42	372	36,119
Series 2013-069, Class AI, IO
3.500%	05/20/43	290	43,443
Series 2014-05, Class SP, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
0.992%(c)	06/16/43	208	6,632
Series 2014-12, Class ZB
3.000%	01/16/44	2,197	1,960,527
Series 2014-46, Class IO, IO
5.000%	03/16/44	2,787	412,681
Series 2016-37, Class IO, IO
5.000%	01/16/43	2,710	464,761
Series 2018-037, Class QA
2.750%	03/20/48	220	193,198
Series 2018-H06, Class PF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
5.394%(c)	02/20/68	214	211,328
Series 2018-H08, Class KF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
5.394%(c)	05/20/68	201	198,396
Series 2019-23, Class AE
3.500%	02/20/49	2,000	1,849,371
Series 2020-047, Class NI, IO
3.500%	04/20/50	392	64,092
Series 2020-123, Class IL, IO
2.500%	08/20/50	430	58,721

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-127, Class IN, IO
2.500%	08/20/50	612	$82,930
Series 2020-129, Class IE, IO
2.500%	09/20/50	541	73,161
Series 2020-160, Class IH, IO
2.500%	10/20/50	445	60,206
Series 2020-160, Class VI, IO
2.500%	10/20/50	541	76,729
Series 2020-175, Class GI, IO
2.000%	11/20/50	456	48,934
Series 2021-057, Class BI, IO
3.000%	03/20/51	2,029	295,526
Series 2021-077, Class LC
1.250%	07/20/50	251	198,553
Series 2021-096, Class VI, IO
2.500%	06/20/51	1,418	186,112
Series 2021-115, Class MI, IO
2.500%	05/20/51	1,146	119,453
Series 2021-165, Class ST, IO, 1 Month LIBOR x (1) + 3.360% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	323	103
Series 2021-176, Class IN, IO
2.500%	10/20/51	1,602	206,939
Series 2021-188, Class PA
2.000%	10/20/51	74	61,882
Series 2021-223, Class P
2.000%	06/20/51	541	462,095
Series 2021-H03, Class IO, IO
0.000%(cc)	04/20/70	4,612	17,261
Series 2022-024, Class GA
3.000%	02/20/52	1,669	1,501,011
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,175	16,825
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	2,547	33,423
Series 2022-063, Class LM
3.500%	10/20/50	100	84,190
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	856	14,499
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	671	10,471
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	2,232	29,641
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	3,146	48,429
Series 2022-085, Class SL, IO, 30 Day Average SOFR x (1) + 4.250% (Cap 4.250%, Floor 0.000%)
0.000%(c)	05/20/52	45,533	1,501,262
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	508	5,993

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-099, Class JW
2.500%	01/20/52	200	$161,145
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	3,033	46,006
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	2,359	41,468
Series 2022-139, Class AL
4.000%	07/20/51	900	832,340
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	2,390	37,706
Series 2022-189, Class PT
2.500%	10/20/51	773	645,214
Series 2022-197, Class CS, IO, 30 Day Average SOFR x (1) + 5.500% (Cap 5.500%, Floor 0.000%)
0.434%(c)	11/20/52	24,044	747,534
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ04, Class A2, 144A
3.000%(cc)	01/25/51	274	231,996
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
5.290%(c)	10/26/36	146	145,399
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
6.800%(c)	05/25/29	114	114,193
Imperial Fund Mortgage Trust,
Series 2021-NQM01, Class A1, 144A
1.071%(cc)	06/25/56	1,656	1,376,300
Series 2021-NQM02, Class A1, 144A
1.073%(cc)	09/25/56	871	687,458
Series 2021-NQM03, Class A1, 144A
1.595%(cc)	11/25/56	5,544	4,545,321
Series 2022-NQM02, Class A1, 144A
3.638%	03/25/67	4,752	4,264,435
JPMorgan Mortgage Trust,
Series 2020-07, Class A3, 144A
3.000%(cc)	01/25/51	206	172,882
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
6.858%	09/25/59	2,113	2,087,529
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	2,086	2,046,122
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	169	167,781
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	4,425	3,621,745
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	139	124,697
Series 2017-01A, Class A1, 144A
4.000%(cc)	02/25/57	4,060	3,784,173

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-04A, Class A1, 144A
4.000%(cc)	05/25/57	2,023	$1,848,174
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	2,303	1,866,410
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	141	132,890
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	2,020	1,850,133
Series 2019-06A, Class B1, 144A
4.000%(cc)	09/25/59	1,871	1,699,478
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	1,871	1,686,889
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59	1,671	1,540,375
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	647	594,931
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	805	741,641
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 1.070% (Cap 11.000%, Floor 1.070%)
6.220%(c)	02/25/35	831	814,403
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.700%(c)	07/25/28	40	40,041
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
5.800%(c)	06/25/57	112	105,404
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	170	155,581
Series 2021-NQM2, Class A1, 144A
1.101%(cc)	05/25/61	5,117	3,965,069
Series 2021-NQM3, Class A1, 144A
1.054%(cc)	07/25/61	5,641	4,239,432
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 2.750%)
8.928%(c)	05/25/25	2,204	2,167,479
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
8.078%(c)	02/27/24	2,966	2,896,639
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.466%(c)	03/27/25	2,233	2,233,884
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)
9.000%(c)	02/25/25	308	307,630
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
7.800%(c)	08/25/25	378	373,312
PRPM LLC,
Series 2020-04, Class A1, 144A
2.951%(cc)	10/25/25	682	672,020

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Retiro Mortgage Securities DAC (Spain),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
5.000%(c)	07/30/75	EUR	362	$390,290
SACO I Trust,
Series 2007-VA01, Class A, 144A
4.191%(cc)	06/25/21		16	12,967
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56		4,485	4,067,750
Series 2021-01, Class M, 144A
4.250%	09/25/60		1,433	1,230,045
Sequoia Mortgage Trust,
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47		25	23,544
Series 2018-CH01, Class A1, 144A
4.000%(cc)	03/25/48		86	79,397
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48		57	54,592
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.439%(c)	06/24/71	EUR	340	367,358
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		173	157,508
Towd Point Mortgage Trust,
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55		969	942,257
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55		1,080	967,736
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		3,723	3,518,058
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		913	860,216
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		4,284	4,008,165
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59		3,631	2,598,729
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.150%(c)	10/25/59		163	161,357
Series 2022-04, Class A1, 144A
3.750%	09/25/62		5,724	5,240,239
Series 2023-01, Class A1, 144A
3.750%	01/25/63		2,350	2,143,027
Verus Securitization Trust,
Series 2020-01, Class A1, 144A
2.417%	01/25/60		899	839,286
Series 2021-04, Class A1, 144A
0.938%(cc)	07/25/66		448	349,803
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66		4,396	3,464,876
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66		4,556	3,858,966
Series 2022-03, Class A1, 144A
4.130%(cc)	02/25/67		759	700,630

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-RR01, Class A1, 144A
3.000%(cc)	05/25/50		108	$91,845

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $268,856,968)				251,402,319

SOVEREIGN BONDS — 2.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		942	312,570
1.000%	07/09/29		151	49,079
1.500%(cc)	07/09/35		1,363	408,297
3.500%(cc)	07/09/41		638	203,968
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29		441	346,198
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30		3,520	2,923,853
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		427	354,683
3.717%	01/25/27		865	820,591
5.000%	07/15/32		200	195,062
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		483	472,975
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.750%	01/14/50		2,245	1,651,893
5.000%	01/27/45		1,563	1,218,202
5.625%	02/21/47(a)		809	680,927
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	169	100,072
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		650	479,440
4.125%	02/22/42		662	419,410
5.625%	02/26/44		551	409,894
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		328	320,725
6.000%	07/19/28		396	385,130
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		2,420	2,350,691
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	398	387,585
1.450%	09/18/26	EUR	286	286,524
3.375%	07/30/25	EUR	353	379,493
4.350%	01/11/48		418	368,609
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,052	1,135,051

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	216,922,000	$14,598,919
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		410	361,263
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	327,730	17,492,783
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	160,634	8,417,913
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		340	283,737
4.600%	02/10/48		1,106	911,333
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		320	285,408
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		264	220,831
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		230	199,656
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		237	176,541
6.700%	01/26/36		328	350,245
Sr. Unsub. Notes
2.252%	09/29/32		1,206	919,913
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
3.849%	06/28/33		640	555,834
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		499	427,249
4.125%	08/25/27		416	404,905
5.625%	11/18/50		405	415,125
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%(cc)	02/27/26		330	346,487
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,607	3,587,132
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		220	208,395
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34(a)		912	686,617
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		4,590	3,798,500
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	185,373
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	295	293,013
5.000%	09/27/26	EUR	800	875,596
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	67	57,762

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Unsec’d. Notes, 144A
3.000%	02/27/27		2,906	$2,627,024
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27(d)	RUB	223,044	1,242,318
Bonds, Series 6219
7.750%	09/16/26(d)	RUB	38,784	216,020
Bonds, Series 6224
6.900%	05/23/29(d)	RUB	59,290	33,123
Bonds, Series 6225
7.250%	05/10/34(d)	RUB	21,276	79,636
Bonds, Series 6230
7.700%	03/16/39(d)	RUB	511,730	1,915,414
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	629	605,086
Sr. Unsec’d. Notes, 144A, MTN
5.000%	01/18/53		1,440	1,332,072
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	622	522,565
3.125%	05/15/27	EUR	1,386	1,353,571
State of Israel (Israel),
Sr. Unsec’d. Notes
3.375%	01/15/50		240	179,832
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)		472	459,761

TOTAL SOVEREIGN BONDS (cost $100,058,322)				83,287,874

U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.9%
Federal Home Loan Mortgage Corp.
1.500%	11/01/40		1,438	1,171,556
1.500%	05/01/41		1,599	1,299,685
1.500%	07/01/41		1,197	971,855
1.500%	10/01/41		493	399,781
1.500%	11/01/41		142	115,399
1.500%	02/01/51		257	198,813
1.500%	06/01/51		77	59,874
1.500%	10/01/51		1,875	1,450,942
1.500%	11/01/51		615	476,140
1.500%	11/01/51		1,965	1,519,766
1.500%	01/01/52		361	279,490
1.500%	02/01/52		338	261,059
2.000%	05/01/36		1,727	1,531,698
2.000%	06/01/36		700	620,930
2.000%	08/01/40		2,157	1,856,349
2.000%	12/01/40		322	276,598
2.000%	01/01/41		74	63,338
2.000%	05/01/41		1,933	1,650,960
2.000%	09/01/41		1,371	1,166,882
2.000%	10/01/41		261	221,912
2.000%	12/01/41		1,066	905,390
2.000%	12/01/41		2,228	1,893,034
2.000%	01/01/42		90	76,423
2.000%	01/01/42		181	154,390
2.000%	01/01/42		1,142	969,912

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	02/01/42	269	$228,513
2.000%	02/01/42	1,817	1,543,230
2.000%	04/01/42	185	156,924
2.000%	04/01/42	190	161,644
2.000%	04/01/42	1,093	933,254
2.000%	05/01/42	97	82,586
2.000%	08/01/42	95	80,877
2.000%	09/01/50	1,789	1,471,492
2.000%	10/01/50	948	779,739
2.000%	10/01/50	1,904	1,565,867
2.000%	11/01/50	226	186,049
2.000%	11/01/50	1,051	868,536
2.000%	12/01/50	887	730,175
2.000%	12/01/50	1,234	1,014,971
2.000%	12/01/50	3,524	2,888,886
2.000%	01/01/51	78	64,470
2.000%	01/01/51	3,701	3,033,876
2.000%	02/01/51	102	84,091
2.000%	02/01/51	129	106,917
2.000%	02/01/51	715	587,728
2.000%	03/01/51	43	35,209
2.000%	03/01/51	60	49,422
2.000%	03/01/51	130	108,417
2.000%	03/01/51	259	214,394
2.000%	03/01/51	261	215,000
2.000%	03/01/51	297	244,340
2.000%	03/01/51	307	252,803
2.000%	03/01/51	336	276,954
2.000%	03/01/51	1,773	1,456,036
2.000%	03/01/51	4,134	3,386,697
2.000%	04/01/51	141	116,924
2.000%	04/01/51	246	203,395
2.000%	04/01/51	317	263,857
2.000%	04/01/51	1,547	1,266,586
2.000%	04/01/51	3,198	2,620,751
2.000%	05/01/51	1,767	1,460,080
2.000%	05/01/51	2,607	2,137,895
2.000%	07/01/51	1,086	886,446
2.000%	08/01/51	630	515,961
2.000%	09/01/51	175	144,044
2.000%	09/01/51	177	145,035
2.000%	09/01/51	985	804,647
2.000%	10/01/51	270	220,840
2.000%	10/01/51	2,025	1,654,110
2.000%	11/01/51	368	300,581
2.000%	11/01/51	439	361,820
2.000%	11/01/51	641	525,408
2.000%	11/01/51	1,652	1,349,357
2.000%	02/01/52	91	75,102
2.000%	04/01/52	3,040	2,497,017
2.500%	11/01/27	605	577,825
2.500%	02/01/30	74	69,185
2.500%	04/01/30	76	70,454
2.500%	05/01/30	139	128,936
2.500%	07/01/30	10	9,361
2.500%	07/01/30	12	11,421
2.500%	07/01/30	37	34,473
2.500%	07/01/30	43	40,270

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	08/01/30	119	$111,135
2.500%	08/01/30	143	132,652
2.500%	09/01/30	116	107,779
2.500%	09/01/30	346	321,782
2.500%	04/01/31	297	276,234
2.500%	04/01/41	172	151,072
2.500%	03/01/42	273	237,327
2.500%	06/01/50	1,136	969,110
2.500%	07/01/50	749	644,567
2.500%	07/01/50	1,113	950,308
2.500%	07/01/50	4,232	3,619,643
2.500%	09/01/50	1,767	1,500,810
2.500%	09/01/50	7,324	6,249,388
2.500%	11/01/50	174	149,396
2.500%	11/01/50	255	219,214
2.500%	11/01/50	2,062	1,761,003
2.500%	12/01/50	964	828,528
2.500%	01/01/51	53	45,431
2.500%	01/01/51	155	132,328
2.500%	02/01/51	132	112,847
2.500%	02/01/51	629	540,552
2.500%	03/01/51	291	251,107
2.500%	03/01/51	7,493	6,392,931
2.500%	04/01/51	13,570	11,569,529
2.500%	05/01/51	164	142,270
2.500%	05/01/51	528	449,070
2.500%	05/01/51	684	583,267
2.500%	05/01/51	747	641,130
2.500%	07/01/51	96	78,682
2.500%	07/01/51	345	296,298
2.500%	07/01/51	465	396,939
2.500%	07/01/51	588	500,915
2.500%	08/01/51	85	72,969
2.500%	08/01/51	268	229,719
2.500%	08/01/51	349	299,831
2.500%	08/01/51	363	311,049
2.500%	08/01/51	605	516,347
2.500%	08/01/51	1,217	1,045,454
2.500%	09/01/51	516	443,204
2.500%	09/01/51	918	780,870
2.500%	10/01/51	473	405,814
2.500%	10/01/51	539	457,990
2.500%	10/01/51	1,063	904,084
2.500%	11/01/51	357	304,543
2.500%	11/01/51	1,485	1,272,972
2.500%	12/01/51	175	148,258
2.500%	12/01/51	938	796,616
2.500%	01/01/52	86	73,712
2.500%	01/01/52	357	306,504
2.500%	01/01/52	436	375,625
2.500%	01/01/52	1,294	1,105,155
2.500%	02/01/52	94	80,460
2.500%	02/01/52	640	549,177
2.500%	03/01/52	182	156,019
2.500%	04/01/52	761	651,086
2.500%	04/01/52	777	660,360
2.500%	04/01/52	3,776	3,236,330
3.000%	01/01/30	51	48,875

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/01/30	65	$61,853
3.000%	02/01/30	305	291,155
3.000%	06/01/30	199	189,700
3.000%	07/01/30	30	28,740
3.000%	07/01/30	163	154,827
3.000%	08/01/30	29	27,750
3.000%	08/01/30	44	41,948
3.000%	09/01/32	27	25,683
3.000%	10/01/32	5	4,728
3.000%	10/01/32	17	15,773
3.000%	11/01/32	7	6,334
3.000%	12/01/32	5	4,402
3.000%	09/01/37	40	36,814
3.000%	06/01/38	641	593,773
3.000%	09/01/46	779	698,238
3.000%	12/01/46	23	20,402
3.000%	12/01/46	70	62,991
3.000%	12/01/46	110	98,825
3.000%	12/01/46	207	185,472
3.000%	01/01/47	532	476,759
3.000%	01/01/47	753	674,848
3.000%	02/01/47	1,566	1,406,398
3.000%	11/01/49	284	253,568
3.000%	03/01/50	72	64,235
3.000%	06/01/50	553	489,056
3.000%	07/01/50	722	640,094
3.000%	08/01/50	429	380,657
3.000%	08/01/50	1,306	1,164,633
3.000%	08/01/50	1,722	1,538,653
3.000%	02/01/51	85	75,191
3.000%	03/01/51	988	870,572
3.000%	09/01/51	1,932	1,715,937
3.000%	10/01/51	368	327,327
3.000%	10/01/51	2,500	2,218,954
3.000%	11/01/51	169	149,047
3.000%	01/01/52	949	843,878
3.000%	02/01/52	186	163,735
3.000%	02/01/52	978	868,261
3.000%	03/01/52	935	823,408
3.000%	05/01/52	1,163	1,032,007
3.500%	02/01/31	39	37,763
3.500%	04/01/31	19	18,027
3.500%	04/01/31	270	259,139
3.500%	04/01/32	723	694,060
3.500%	01/01/34	275	260,587
3.500%	05/01/35	1,013	964,986
3.500%	01/01/38	88	82,843
3.500%	04/01/42	98	92,243
3.500%	05/01/42	12	10,880
3.500%	08/01/42	51	48,045
3.500%	08/01/42	87	81,222
3.500%	08/01/42	265	247,731
3.500%	09/01/42	73	68,566
3.500%	10/01/42	20	18,614
3.500%	11/01/42	17	15,998
3.500%	02/01/43	988	925,916
3.500%	06/01/43	67	62,492
3.500%	06/01/44	66	61,918

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/01/45	6,773	$6,316,948
3.500%	09/01/45	38	35,566
3.500%	11/01/45	164	152,840
3.500%	03/01/46	1,046	979,009
3.500%	06/01/46	23	21,841
3.500%	09/01/46	82	76,063
3.500%	03/01/47	308	287,094
3.500%	05/01/47	152	140,493
3.500%	10/01/47	277	260,343
3.500%	11/01/47	182	167,731
3.500%	12/01/47	346	324,401
3.500%	01/01/48	56	52,768
3.500%	01/01/48	79	73,024
3.500%	01/01/48	227	209,718
3.500%	02/01/48	401	369,743
3.500%	03/01/48	367	339,749
3.500%	01/01/50	420	388,851
3.500%	05/01/50	682	626,360
3.500%	03/01/52	963	878,130
3.500%	04/01/52	756	689,340
3.500%	05/01/52	89	82,085
3.500%	05/01/52	3,287	2,995,951
3.500%	06/01/52	963	877,946
3.500%	06/01/52	971	885,543
4.000%	02/01/34	228	222,304
4.000%	02/01/34	272	264,786
4.000%	03/01/34	243	236,517
4.000%	11/01/36	6	5,936
4.000%	06/01/37	82	78,758
4.000%	08/01/40	43	41,384
4.000%	09/01/40	89	85,652
4.000%	09/01/40	279	268,840
4.000%	09/01/40	370	356,208
4.000%	11/01/40	283	272,110
4.000%	12/01/40	203	195,369
4.000%	04/01/41	3	3,012
4.000%	03/01/42	316	303,995
4.000%	10/01/42	591	566,762
4.000%	12/01/42	16	15,699
4.000%	04/01/43	303	289,617
4.000%	05/01/43	45	43,598
4.000%	06/01/43	29	28,470
4.000%	06/01/43	31	29,853
4.000%	06/01/43	31	30,297
4.000%	06/01/43	36	34,843
4.000%	07/01/43	136	130,989
4.000%	07/01/43	156	151,637
4.000%	08/01/43	137	132,370
4.000%	03/01/44	249	239,534
4.000%	04/01/44	98	94,427
4.000%	07/01/44	38	36,300
4.000%	07/01/44	72	69,516
4.000%	01/01/45	123	118,008
4.000%	01/01/45	2,837	2,727,515
4.000%	02/01/45	12	11,995
4.000%	02/01/45	28	27,452
4.000%	09/01/45	210	203,192
4.000%	09/01/45	2,769	2,684,808

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	12/01/45	47	$44,782
4.000%	12/01/45	53	50,847
4.000%	07/01/47	550	525,382
4.000%	04/01/48	1,231	1,170,856
4.000%	06/01/48	229	219,393
4.000%	07/01/48	392	373,690
4.000%	11/01/48	60	57,731
4.000%	04/01/49	1,201	1,146,624
4.000%	05/01/49	55	52,215
4.000%	07/01/49	198	189,039
4.000%	07/01/49	1,490	1,420,457
4.000%	06/01/50	1,425	1,354,661
4.000%	07/01/50	97	93,007
4.000%	07/01/52	192	181,593
4.000%	02/01/53	980	929,901
4.500%	09/01/23	2	1,555
4.500%	08/01/24	2	2,432
4.500%	08/01/39	100	98,588
4.500%	12/01/39	41	40,927
4.500%	07/01/40	15	14,991
4.500%	12/01/40	121	119,986
4.500%	05/01/41	81	80,245
4.500%	05/01/41	90	88,517
4.500%	07/01/41	208	205,274
4.500%	03/01/42	199	196,670
4.500%	05/01/42	172	169,976
4.500%	11/01/43	132	129,482
4.500%	12/01/43	216	214,039
4.500%	12/01/43	394	386,395
4.500%	03/01/44	351	343,993
4.500%	04/01/44	18	18,032
4.500%	04/01/44	23	22,350
4.500%	04/01/44	49	47,883
4.500%	04/01/44	76	73,856
4.500%	04/01/44	130	127,454
4.500%	04/01/44	178	173,588
4.500%	04/01/44	241	238,888
4.500%	04/01/44	346	340,392
4.500%	04/01/44	1,015	995,807
4.500%	06/01/44	153	150,644
4.500%	03/01/47	195	191,883
4.500%	04/01/47	494	487,065
4.500%	05/01/47	182	179,028
4.500%	07/01/47	188	184,745
4.500%	07/01/47	696	683,711
4.500%	08/01/47	50	49,197
4.500%	10/01/47	110	108,059
4.500%	12/01/47	108	105,851
4.500%	02/01/48	74	72,049
4.500%	06/01/48	67	65,640
4.500%	07/01/48	645	633,452
4.500%	08/01/48	519	509,198
4.500%	08/01/48	891	875,837
4.500%	08/01/48	919	903,279
4.500%	09/01/48	24	23,562
4.500%	09/01/48	594	582,417
4.500%	03/01/49	1,606	1,585,212
4.500%	04/01/49	286	280,955

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	09/01/50	99	$96,453
4.500%	07/01/52	388	374,524
4.500%	07/01/52	1,980	1,903,993
4.500%	09/01/52	1,939	1,864,116
4.500%	10/01/52	296	285,508
4.500%	11/01/52	191	184,069
4.500%	11/01/52	196	188,499
4.500%	11/01/52	198	190,530
4.500%	11/01/52	297	285,275
4.500%	11/01/52	580	560,690
4.500%	11/01/52	6,406	6,159,693
4.500%	12/01/52	291	279,806
5.000%	07/01/25	14	13,399
5.000%	06/01/26	10	9,747
5.000%	05/01/36	12	11,980
5.000%	03/01/38	94	94,722
5.000%	06/01/41	39	39,108
5.000%	11/01/41	604	609,522
5.000%	09/01/48	141	140,103
5.000%	10/01/48	76	75,311
5.000%	12/01/48	810	807,017
5.000%	10/01/49	4,897	4,870,180
5.000%	03/01/50	3,041	3,022,016
5.000%	07/01/50	180	178,398
5.000%	06/01/52	75	73,588
5.000%	07/01/52	1,126	1,105,721
5.000%	09/01/52	498	488,146
5.000%	09/01/52	4,350	4,265,975
5.000%	09/01/52	22,078	21,649,450
5.000%	11/01/52	3,138	3,076,190
5.000%	12/01/52	196	192,698
5.000%	01/01/53	197	193,670
5.000%	01/01/53	382	374,962
5.000%	01/01/53	1,049	1,028,363
5.000%	03/01/53	491	483,594
5.000%	03/01/53	5,460	5,356,818
5.000%	04/01/53	599	587,163
5.000%	04/01/53	1,210	1,188,499
5.000%	04/01/53	4,752	4,656,438
5.500%	02/01/35	23	23,260
5.500%	10/01/36	8	7,946
5.500%	12/01/36	3	3,105
5.500%	12/01/36	5	4,840
5.500%	12/01/36	10	10,321
5.500%	03/01/37	3	3,337
5.500%	04/01/37	4	4,568
5.500%	01/01/38	1	649
5.500%	01/01/38	4	4,325
5.500%	02/01/38	1	696
5.500%	02/01/38	560	574,933
5.500%	04/01/38	358	367,983
5.500%	07/01/38	137	141,260
5.500%	08/01/38	84	86,556
5.500%	08/01/38	138	142,028
5.500%	12/01/38	70	72,185
5.500%	12/01/38	163	167,011
5.500%	01/01/39	168	172,803
5.500%	11/01/52	2,040	2,032,222

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	01/01/53	196		$195,937
5.500%	02/01/53	2,495		2,492,059
5.500%	03/01/53	398		397,657
5.500%	04/01/53	197		196,493
5.500%	04/01/53	199		198,060
5.500%	04/01/53	200		198,943
5.500%	05/01/53	196		196,071
5.500%	05/01/53	198		197,486
5.500%	05/01/53	198		197,642
6.000%	01/01/27	42		42,845
6.000%	12/01/28	1		695
6.000%	01/01/32	—	(r)	409
6.000%	11/01/32	1		1,232
6.000%	03/01/33	3		2,842
6.000%	11/01/33	2		1,559
6.000%	02/01/34	77		79,525
6.000%	12/01/34	2		1,934
6.000%	01/01/36	14		14,309
6.000%	03/01/36	1		625
6.000%	04/01/36	11		11,859
6.000%	08/01/36	7		7,143
6.000%	11/01/36	7		6,670
6.000%	12/01/36	234		241,445
6.000%	04/01/37	—	(r)	477
6.000%	05/01/37	5		4,953
6.000%	07/01/37	1		813
6.000%	08/01/37	15		15,163
6.000%	09/01/37	1		801
6.000%	09/01/37	3		2,634
6.000%	10/01/37	—	(r)	414
6.000%	10/01/37	3		2,680
6.000%	10/01/37	6		5,725
6.000%	10/01/37	12		12,517
6.000%	11/01/37	89		92,033
6.000%	11/01/37	765		793,667
6.000%	12/01/37	1		1,302
6.000%	01/01/38	3		2,683
6.000%	01/01/38	4		4,507
6.000%	01/01/38	6		6,745
6.000%	01/01/38	7		6,932
6.000%	01/01/38	8		8,483
6.000%	01/01/38	13		13,806
6.000%	04/01/38	2		2,327
6.000%	04/01/38	14		14,525
6.000%	06/01/38	—	(r)	499
6.000%	07/01/38	22		22,631
6.000%	08/01/38	2		2,334
6.000%	08/01/38	3		2,886
6.000%	08/01/38	121		125,597
6.000%	09/01/38	1		544
6.000%	09/01/38	5		5,287
6.000%	10/01/38	6		5,892
6.000%	11/01/38	2		1,801
6.000%	01/01/39	263		272,488
6.000%	10/01/39	6		6,547
6.000%	03/01/40	7		6,955
6.000%	04/01/40	90		90,966
6.000%	05/01/40	1		760

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	12/01/52	477	$483,650
6.000%	12/01/52	1,513	1,545,421
6.000%	03/01/53	195	196,487
6.000%	03/01/53	688	702,463
6.500%	09/01/39	57	60,142
6.500%	09/01/39	168	174,158
6.500%	01/01/53	94	96,215
6.500%	01/01/53	187	191,519
6.500%	02/01/53	193	197,255
6.500%	04/01/53	197	201,998
6.500%	05/01/53	100	103,203
6.500%	05/01/53	100	103,317
6.500%	05/01/53	200	205,992
6.750%	03/15/31	830	971,898
7.000%	03/01/39	56	59,337
Federal Home Loan Mortgage Corp., MTN
3.163%(s)	12/14/29	420	321,163
Federal National Mortgage Assoc.
1.500%	12/01/35	40	34,381
1.500%	01/01/42	273	220,860
1.500%	02/01/42	466	376,887
1.500%	11/01/50	2,838	2,195,247
1.500%	01/01/51	4,710	3,638,781
1.500%	02/01/51	5,081	3,932,628
1.500%	03/01/51	704	545,755
1.500%	03/01/51	1,077	833,201
1.500%	06/01/51	33	25,632
1.500%	08/01/51	351	271,368
1.500%	09/01/51	246	190,333
1.500%	09/01/51	896	694,169
1.500%	09/01/51	1,731	1,338,547
1.500%	10/01/51	243	187,779
1.500%	11/01/51	1,962	1,517,306
1.500%	01/01/52	628	485,903
2.000%	TBA	50,213	40,945,171
2.000%	10/01/31	47	42,412
2.000%	11/01/31	15	13,285
2.000%	11/01/31	78	70,585
2.000%	11/01/31	188	170,692
2.000%	11/01/31	223	202,328
2.000%	12/01/31	65	59,120
2.000%	03/01/32	341	308,673
2.000%	03/01/36	1,428	1,273,961
2.000%	05/01/36	849	752,420
2.000%	05/01/36	902	800,121
2.000%	06/01/36	2,530	2,255,699
2.000%	08/01/36	282	249,956
2.000%	08/01/36	1,700	1,507,202
2.000%	09/01/36	1,278	1,132,807
2.000%	12/01/36	871	772,595
2.000%	08/01/40	99	84,931
2.000%	12/01/40	386	331,468
2.000%	12/01/40	4,681	4,012,323
2.000%	01/01/41	3,118	2,672,578
2.000%	05/01/41	82	69,792
2.000%	05/01/41	417	356,365
2.000%	06/01/41	499	425,448
2.000%	07/01/41	964	821,730

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	08/01/41	1,042	$888,036
2.000%	09/01/41	180	154,094
2.000%	10/01/41	1,030	875,582
2.000%	11/01/41	351	298,002
2.000%	12/01/41	267	225,657
2.000%	02/01/42	632	536,955
2.000%	03/01/42	91	77,051
2.000%	05/01/42	93	78,868
2.000%	05/01/42	95	80,850
2.000%	08/01/50	155	128,048
2.000%	08/01/50	311	255,888
2.000%	09/01/50	156	129,125
2.000%	09/01/50	230	189,569
2.000%	09/01/50	375	308,769
2.000%	09/01/50	1,018	837,663
2.000%	09/01/50	2,489	2,047,338
2.000%	10/01/50	76	62,529
2.000%	10/01/50	373	307,395
2.000%	10/01/50	377	310,109
2.000%	10/01/50	1,420	1,169,039
2.000%	11/01/50	183	150,625
2.000%	11/01/50	710	583,814
2.000%	11/01/50	2,159	1,775,793
2.000%	11/01/50	9,775	8,040,231
2.000%	12/01/50	1,005	826,708
2.000%	12/01/50	1,058	871,194
2.000%	12/01/50	2,056	1,686,110
2.000%	12/01/50	2,429	1,997,367
2.000%	12/01/50	4,418	3,634,110
2.000%	01/01/51	63	52,271
2.000%	01/01/51	321	264,630
2.000%	01/01/51	968	797,132
2.000%	01/01/51	2,638	2,169,515
2.000%	01/01/51	3,232	2,657,635
2.000%	01/01/51	3,473	2,855,092
2.000%	02/01/51	58	48,007
2.000%	02/01/51	122	101,987
2.000%	02/01/51	127	105,105
2.000%	02/01/51	140	114,456
2.000%	02/01/51	193	158,465
2.000%	02/01/51	210	173,263
2.000%	02/01/51	216	179,930
2.000%	02/01/51	274	225,560
2.000%	02/01/51	398	327,013
2.000%	02/01/51	784	648,624
2.000%	02/01/51	822	674,708
2.000%	02/01/51	844	691,954
2.000%	02/01/51	1,092	895,758
2.000%	02/01/51	1,503	1,234,108
2.000%	03/01/51	44	36,575
2.000%	03/01/51	81	66,911
2.000%	03/01/51	93	76,996
2.000%	03/01/51	172	141,370
2.000%	03/01/51	185	152,929
2.000%	03/01/51	187	154,496
2.000%	03/01/51	210	172,794
2.000%	03/01/51	252	207,195
2.000%	03/01/51	260	215,103

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	03/01/51	1,459	$1,195,557
2.000%	03/01/51	2,020	1,657,845
2.000%	03/01/51	2,875	2,360,463
2.000%	04/01/51	129	107,020
2.000%	04/01/51	136	112,907
2.000%	04/01/51	137	113,626
2.000%	04/01/51	218	178,732
2.000%	04/01/51	253	209,382
2.000%	04/01/51	284	235,279
2.000%	04/01/51	346	284,846
2.000%	04/01/51	2,494	2,042,417
2.000%	04/01/51	3,130	2,568,597
2.000%	05/01/51	1,845	1,510,547
2.000%	05/01/51	31,595	25,871,452
2.000%	07/01/51	486	398,466
2.000%	08/01/51	509	415,832
2.000%	09/01/51	4,461	3,649,311
2.000%	10/01/51	588	484,453
2.000%	11/01/51	272	222,330
2.000%	11/01/51	273	222,782
2.000%	12/01/51	186	152,030
2.000%	02/01/52	271	222,361
2.000%	02/01/52	279	230,073
2.000%	02/01/52	361	296,831
2.000%	02/01/52	391	319,135
2.000%	02/01/52	531	436,340
2.000%	02/01/52	658	537,396
2.000%	02/01/52	1,486	1,213,835
2.000%	03/01/52	196	160,720
2.000%	03/01/52	1,106	912,389
2.000%	04/01/52	5,712	4,662,971
2.149%(cc)	02/01/32	697	580,165
2.250%	04/01/33	875	724,685
2.500%	TBA	4,550	4,142,100
2.500%	TBA	7,700	6,528,758
2.500%	09/01/27	10	9,883
2.500%	09/01/27	14	13,357
2.500%	02/01/28	5	4,308
2.500%	04/01/28	9	8,662
2.500%	08/01/28	26	24,582
2.500%	02/01/30	9	8,658
2.500%	03/01/30	26	24,167
2.500%	04/01/30	50	46,141
2.500%	05/01/30	90	83,523
2.500%	07/01/30	15	13,675
2.500%	07/01/30	53	49,590
2.500%	07/01/30	71	66,033
2.500%	08/01/30	29	26,944
2.500%	08/01/30	71	65,709
2.500%	08/01/30	84	78,364
2.500%	08/01/30	139	128,786
2.500%	09/01/30	89	82,823
2.500%	09/01/30	113	105,366
2.500%	11/01/30	9	8,052
2.500%	11/01/30	89	82,324
2.500%	11/01/30	96	88,750
2.500%	11/01/30	104	96,591
2.500%	11/01/30	116	107,432

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	03/01/31	16	$14,968
2.500%	06/01/31	144	133,734
2.500%	07/01/31	73	67,653
2.500%	08/01/31	13	11,663
2.500%	10/01/31	110	102,301
2.500%	10/01/31	180	166,448
2.500%	10/01/31	231	214,167
2.500%	10/01/31	292	270,214
2.500%	11/01/31	13	12,379
2.500%	11/01/31	14	12,794
2.500%	11/01/31	31	29,115
2.500%	11/01/31	46	42,301
2.500%	11/01/31	64	59,642
2.500%	11/01/31	96	88,904
2.500%	11/01/31	165	152,495
2.500%	11/01/31	221	204,421
2.500%	11/01/31	2,437	2,254,411
2.500%	02/01/32	24	21,778
2.500%	03/01/32	73	67,574
2.500%	03/01/32	158	146,721
2.500%	03/01/32	178	164,747
2.500%	04/01/32	11	10,475
2.500%	08/01/32	437	405,306
2.500%	02/01/33	765	711,079
2.500%	12/01/35	732	668,289
2.500%	12/01/35	835	762,408
2.500%	03/01/38	137	123,516
2.500%	06/01/40	3,013	2,669,589
2.500%	03/01/41	226	198,940
2.500%	04/01/41	271	237,811
2.500%	04/01/41	341	300,122
2.500%	04/01/41	813	714,038
2.500%	11/01/41	175	152,996
2.500%	03/01/42	271	235,617
2.500%	04/01/42	643	558,776
2.500%	09/01/42	198	172,638
2.500%	06/01/50	1,077	919,548
2.500%	07/01/50	201	171,326
2.500%	07/01/50	382	326,290
2.500%	09/01/50	1,989	1,701,812
2.500%	10/01/50	143	122,135
2.500%	10/01/50	184	152,751
2.500%	10/01/50	1,127	961,762
2.500%	10/01/50	2,689	2,311,130
2.500%	11/01/50	310	266,225
2.500%	11/01/50	1,744	1,487,484
2.500%	01/01/51	516	441,654
2.500%	02/01/51	90	77,169
2.500%	02/01/51	115	98,277
2.500%	02/01/51	11,822	10,088,484
2.500%	03/01/51	465	399,746
2.500%	03/01/51	1,985	1,692,476
2.500%	04/01/51	86	73,514
2.500%	04/01/51	282	243,225
2.500%	04/01/51	20,084	17,118,299
2.500%	05/01/51	178	152,234
2.500%	05/01/51	191	156,081
2.500%	05/01/51	693	590,446

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	05/01/51	1,616	$1,376,456
2.500%	05/01/51	1,858	1,582,731
2.500%	05/01/51	2,678	2,291,133
2.500%	05/01/51	3,628	3,102,078
2.500%	05/01/51	4,547	3,898,597
2.500%	05/01/51	4,679	3,985,290
2.500%	05/01/51	6,924	5,896,866
2.500%	06/01/51	163	141,273
2.500%	06/01/51	243	208,470
2.500%	06/01/51	702	603,166
2.500%	06/01/51	1,231	1,052,114
2.500%	06/01/51	3,712	3,159,474
2.500%	07/01/51	425	364,105
2.500%	07/01/51	523	448,654
2.500%	07/01/51	681	587,101
2.500%	07/01/51	1,513	1,291,882
2.500%	08/01/51	257	220,757
2.500%	08/01/51	266	227,880
2.500%	08/01/51	335	284,905
2.500%	08/01/51	528	453,290
2.500%	08/01/51	3,665	3,134,899
2.500%	09/01/51	88	75,643
2.500%	09/01/51	166	143,563
2.500%	09/01/51	240	207,932
2.500%	09/01/51	347	295,319
2.500%	09/01/51	944	805,374
2.500%	10/01/51	261	223,527
2.500%	10/01/51	698	592,936
2.500%	10/01/51	909	771,820
2.500%	10/01/51	1,096	941,369
2.500%	10/01/51	3,660	3,107,720
2.500%	11/01/51	169	144,784
2.500%	11/01/51	262	224,769
2.500%	11/01/51	1,019	873,837
2.500%	11/01/51	2,207	1,882,990
2.500%	12/01/51	599	513,626
2.500%	01/01/52	94	76,689
2.500%	01/01/52	179	155,017
2.500%	01/01/52	267	229,379
2.500%	01/01/52	356	304,942
2.500%	01/01/52	891	764,264
2.500%	01/01/52	1,677	1,436,529
2.500%	02/01/52	184	156,090
2.500%	02/01/52	267	228,672
2.500%	02/01/52	271	231,998
2.500%	02/01/52	280	240,026
2.500%	02/01/52	826	705,947
2.500%	02/01/52	1,956	1,660,657
2.500%	03/01/52	658	563,403
2.500%	03/01/52	1,082	923,257
2.500%	03/01/52	1,339	1,141,856
2.500%	03/01/52	1,932	1,649,590
2.500%	04/01/52	90	77,024
2.500%	04/01/52	469	400,299
2.500%	04/01/52	589	502,304
2.500%	05/01/52	1,565	1,338,136
2.500%	01/01/57	2,190	1,857,821
2.500%	07/01/61	1,151	944,404

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	09/01/61	274	$224,823
2.930%	06/01/30	245	225,479
3.000%	TBA	8,400	7,392,328
3.000%	TBA	13,515	12,606,961
3.000%	07/01/27	5	4,378
3.000%	04/01/28	31	29,584
3.000%	05/01/28	37	35,004
3.000%	10/01/28	5	4,567
3.000%	10/01/28	55	52,512
3.000%	11/01/28	6	5,941
3.000%	10/01/29	85	80,903
3.000%	02/01/30	265	252,442
3.000%	03/01/30	138	131,510
3.000%	04/01/30	113	107,955
3.000%	04/01/30	1,313	1,250,660
3.000%	05/01/30	69	66,216
3.000%	05/01/30	118	112,413
3.000%	07/01/30	21	19,894
3.000%	07/01/30	30	28,933
3.000%	07/01/30	91	86,979
3.000%	08/01/30	11	10,716
3.000%	08/01/30	27	26,005
3.000%	08/01/30	30	28,127
3.000%	08/01/30	106	101,327
3.000%	08/01/30	122	116,651
3.000%	08/01/30	135	128,397
3.000%	08/01/30	159	151,577
3.000%	08/01/30	340	324,286
3.000%	08/01/30	590	561,850
3.000%	09/01/30	16	15,409
3.000%	09/01/30	60	57,332
3.000%	09/01/30	101	95,808
3.000%	09/01/30	494	471,012
3.000%	11/01/30	5	4,606
3.000%	12/01/30	9	8,548
3.000%	04/01/31	8	7,117
3.000%	09/01/31	95	90,548
3.000%	12/01/31	33	31,230
3.000%	02/01/32	89	83,982
3.000%	09/01/32	39	36,409
3.000%	11/01/32	227	213,730
3.000%	01/01/33	50	46,828
3.000%	01/01/33	304	284,412
3.000%	01/01/33	314	295,133
3.000%	11/01/33	331	310,454
3.000%	05/01/35	506	473,840
3.000%	07/01/35	63	58,978
3.000%	08/01/35	63	58,797
3.000%	08/01/35	67	62,396
3.000%	12/01/35	18	17,143
3.000%	02/01/36	492	456,440
3.000%	04/01/36	373	346,581
3.000%	07/01/36	315	294,852
3.000%	07/01/36	1,089	1,008,401
3.000%	10/01/36	26	23,690
3.000%	11/01/36	86	79,326
3.000%	11/01/36	165	152,874
3.000%	12/01/36	160	147,949

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/01/36	212	$195,991
3.000%	12/01/36	239	220,804
3.000%	12/01/37	55	50,833
3.000%	06/01/38	671	621,212
3.000%	09/01/40	44	40,206
3.000%	05/01/42	185	166,548
3.000%	06/01/42	562	504,770
3.000%	09/01/42	1,083	977,301
3.000%	12/01/42	20	17,863
3.000%	12/01/42	40	35,579
3.000%	01/01/43	7	6,582
3.000%	01/01/43	20	18,496
3.000%	01/01/43	21	18,913
3.000%	01/01/43	61	55,114
3.000%	01/01/43	73	65,750
3.000%	01/01/43	215	194,663
3.000%	01/01/43	216	195,376
3.000%	02/01/43	29	26,631
3.000%	06/01/43	91	82,270
3.000%	07/01/43	223	201,760
3.000%	10/01/43	204	184,007
3.000%	11/01/43	636	574,341
3.000%	11/01/44	3,063	2,765,267
3.000%	01/01/45	171	154,186
3.000%	02/01/45	194	174,868
3.000%	03/01/45	521	469,989
3.000%	04/01/45	50	44,746
3.000%	04/01/45	146	131,347
3.000%	05/01/45	1,256	1,133,704
3.000%	07/01/45	787	710,561
3.000%	05/01/46	77	69,146
3.000%	06/01/46	14	12,324
3.000%	06/01/46	48	43,107
3.000%	06/01/46	197	176,842
3.000%	08/01/46	53	47,521
3.000%	09/01/46	256	230,425
3.000%	10/01/46	130	116,441
3.000%	11/01/46	678	606,817
3.000%	01/01/47	84	75,254
3.000%	01/01/47	95	85,377
3.000%	01/01/47	196	175,643
3.000%	02/01/47	79	70,661
3.000%	02/01/47	160	143,460
3.000%	03/01/47	253	224,963
3.000%	03/01/47	260	232,622
3.000%	03/01/47	325	291,058
3.000%	11/01/47	27	24,043
3.000%	12/01/47	631	572,692
3.000%	11/01/48	264	238,062
3.000%	08/01/49	34	30,441
3.000%	01/01/50	470	416,920
3.000%	02/01/50	220	197,682
3.000%	02/01/50	435	386,644
3.000%	02/01/50	478	423,793
3.000%	02/01/50	724	645,469
3.000%	02/01/50	11,418	10,182,167
3.000%	04/01/50	2,257	2,010,750
3.000%	07/01/50	469	415,133

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	08/01/50	670	$598,647
3.000%	08/01/50	715	633,154
3.000%	08/01/50	1,614	1,428,812
3.000%	10/01/50	302	269,380
3.000%	10/01/50	1,219	1,078,964
3.000%	11/01/50	710	629,098
3.000%	12/01/50	1,678	1,485,565
3.000%	04/01/51	592	524,198
3.000%	05/01/51	1,526	1,363,233
3.000%	05/01/51	2,168	1,910,258
3.000%	08/01/51	83	73,897
3.000%	08/01/51	308	275,440
3.000%	08/01/51	691	612,076
3.000%	08/01/51	1,552	1,373,882
3.000%	08/01/51	1,783	1,578,477
3.000%	09/01/51	2,586	2,291,574
3.000%	10/01/51	442	390,834
3.000%	10/01/51	2,592	2,302,075
3.000%	11/01/51	504	448,202
3.000%	11/01/51	725	642,673
3.000%	11/01/51	2,299	2,026,316
3.000%	11/01/51	3,487	3,078,485
3.000%	12/01/51	84	74,313
3.000%	12/01/51	726	641,937
3.000%	12/01/51	1,436	1,271,526
3.000%	01/01/52	176	156,831
3.000%	01/01/52	181	159,427
3.000%	01/01/52	541	479,750
3.000%	01/01/52	1,071	946,053
3.000%	01/01/52	1,419	1,250,181
3.000%	01/01/52	1,725	1,521,643
3.000%	02/01/52	938	826,170
3.000%	02/01/52	3,937	3,474,433
3.000%	03/01/52	173	154,443
3.000%	03/01/52	462	406,560
3.000%	03/01/52	627	561,669
3.000%	03/01/52	642	565,466
3.000%	03/01/52	1,871	1,654,902
3.000%	04/01/52	937	827,176
3.000%	04/01/52	944	838,421
3.000%	04/01/52	1,243	1,103,453
3.000%	05/01/52	1,614	1,431,931
3.000%	06/01/52	375	330,851
3.200%	02/01/29	89	83,308
3.250%	05/01/29	155	144,696
3.345%	06/01/32	100	91,358
3.450%	03/01/29	152	143,625
3.500%	TBA	2,160	2,053,603
3.500%	TBA(tt)	6,000	5,467,266
3.500%	11/01/27	14	13,546
3.500%	11/01/28	95	90,919
3.500%	12/01/28	53	51,554
3.500%	12/01/28	64	62,153
3.500%	12/01/28	415	397,592
3.500%	12/01/28	560	540,339
3.500%	02/01/29	130	125,287
3.500%	02/01/29	365	349,548
3.500%	03/01/29	105	101,027

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/30	89	$85,658
3.500%	04/01/34	23	21,882
3.500%	04/01/34	138	131,914
3.500%	12/01/34	205	194,401
3.500%	01/01/35	128	121,357
3.500%	02/01/37	194	183,783
3.500%	03/01/37	110	104,102
3.500%	12/01/37	158	149,293
3.500%	08/01/39	175	165,172
3.500%	02/01/40	183	171,151
3.500%	02/01/40	524	492,083
3.500%	10/01/41	992	928,543
3.500%	01/01/42	55	51,451
3.500%	04/01/42	22	20,868
3.500%	04/01/42	57	53,623
3.500%	04/01/42	91	85,170
3.500%	05/01/42	8	7,478
3.500%	05/01/42	127	119,011
3.500%	06/01/42	9	8,837
3.500%	06/01/42	12	11,472
3.500%	07/01/42	27	25,627
3.500%	07/01/42	218	203,676
3.500%	09/01/42	234	217,183
3.500%	09/01/42	363	339,087
3.500%	09/01/42	1,829	1,711,062
3.500%	12/01/42	134	125,224
3.500%	01/01/43	1,181	1,098,115
3.500%	03/01/43	884	830,480
3.500%	04/01/43	837	785,029
3.500%	04/01/43	860	805,922
3.500%	06/01/43	861	806,714
3.500%	06/01/43	915	857,669
3.500%	07/01/43	1,174	1,100,969
3.500%	02/01/45	159	148,432
3.500%	02/01/45	492	460,577
3.500%	01/01/46	187	174,277
3.500%	01/01/46	230	213,708
3.500%	03/01/46	184	169,509
3.500%	07/01/46	89	82,175
3.500%	12/01/46	383	354,917
3.500%	02/01/47	226	208,749
3.500%	03/01/47	53	49,003
3.500%	04/01/47	1,220	1,128,073
3.500%	05/01/47	289	268,154
3.500%	07/01/47	31	28,672
3.500%	11/01/47	376	346,935
3.500%	12/01/47	1,318	1,218,882
3.500%	01/01/48	227	210,176
3.500%	01/01/48	477	443,301
3.500%	02/01/48	173	159,877
3.500%	04/01/48	80	74,863
3.500%	08/01/48	807	749,497
3.500%	11/01/48	1,500	1,395,118
3.500%	12/01/48	186	171,502
3.500%	06/01/49	1,300	1,211,752
3.500%	07/01/49	162	148,939
3.500%	06/01/50	60	55,080
3.500%	07/01/50	459	425,574

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/50	166	$152,442
3.500%	08/01/50	169	155,763
3.500%	08/01/50	871	808,289
3.500%	01/01/51	558	514,525
3.500%	06/01/51	853	777,680
3.500%	11/01/51	1,916	1,749,087
3.500%	12/01/51	87	79,785
3.500%	12/01/51	396	361,590
3.500%	01/01/52	61	55,866
3.500%	01/01/52	96	87,527
3.500%	01/01/52	445	410,408
3.500%	03/01/52	352	321,402
3.500%	03/01/52	1,436	1,319,420
3.500%	04/01/52	88	81,347
3.500%	04/01/52	568	517,740
3.500%	04/01/52	641	584,667
3.500%	04/01/52	2,729	2,493,139
3.500%	05/01/52	1,569	1,443,055
3.500%	05/01/52	2,211	2,015,387
3.500%	06/01/52	282	257,265
3.500%	06/01/52	866	789,436
3.500%	07/01/52	303	275,966
3.500%	01/01/53	497	453,355
3.520%	06/01/32	100	92,707
3.520%	11/01/32	1,715	1,586,397
3.560%	07/01/32	100	92,926
3.740%	09/01/32	200	188,357
3.800%	06/01/30	300	285,761
3.840%	07/01/32	100	94,940
3.880%	07/01/32	99	94,082
3.890%	07/01/32	200	186,828
3.980%	10/01/32	500	470,185
4.000%	TBA	615	593,643
4.000%	TBA	1,600	1,501,438
4.000%	05/01/29	1	1,084
4.000%	10/01/30	7	6,669
4.000%	10/01/31	132	128,817
4.000%	04/01/33	207	200,819
4.000%	06/01/33	161	157,084
4.000%	09/01/33	69	67,335
4.000%	09/01/33	1,277	1,241,363
4.000%	10/01/33	209	203,190
4.000%	11/01/33	1,314	1,278,479
4.000%	02/01/34	86	83,830
4.000%	03/01/34	45	43,551
4.000%	03/01/34	46	44,341
4.000%	01/01/36	206	198,189
4.000%	07/01/37	29	28,367
4.000%	09/01/37	36	35,003
4.000%	03/01/38	25	23,984
4.000%	09/01/40	187	180,269
4.000%	10/01/40	462	444,241
4.000%	12/01/41	135	129,775
4.000%	01/01/42	601	578,160
4.000%	04/01/42	46	44,138
4.000%	04/01/42	51	49,505
4.000%	05/01/42	73	70,478
4.000%	05/01/42	277	266,480

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	07/01/42	515	$494,855
4.000%	10/01/42	282	270,739
4.000%	11/01/42	512	491,013
4.000%	12/01/42	43	41,611
4.000%	12/01/42	237	227,429
4.000%	04/01/43	55	52,596
4.000%	06/01/43	17	16,696
4.000%	06/01/43	21	19,839
4.000%	06/01/43	25	23,551
4.000%	06/01/43	33	31,432
4.000%	06/01/43	40	38,526
4.000%	06/01/43	41	39,554
4.000%	06/01/43	45	42,930
4.000%	06/01/43	48	46,440
4.000%	06/01/43	53	51,497
4.000%	06/01/43	54	51,929
4.000%	06/01/43	57	54,928
4.000%	06/01/43	61	59,064
4.000%	06/01/43	132	126,730
4.000%	06/01/43	136	131,172
4.000%	07/01/43	38	36,112
4.000%	07/01/43	133	128,203
4.000%	07/01/43	198	190,652
4.000%	07/01/43	205	197,252
4.000%	01/01/44	294	282,323
4.000%	04/01/44	590	566,031
4.000%	12/01/44	98	93,990
4.000%	01/01/45	337	322,459
4.000%	02/01/45	1,027	992,574
4.000%	03/01/45	49	46,891
4.000%	12/01/45	752	718,003
4.000%	02/01/47	143	136,986
4.000%	04/01/47	317	302,103
4.000%	07/01/47	123	117,480
4.000%	07/01/47	579	552,915
4.000%	08/01/47	246	235,014
4.000%	09/01/47	177	169,551
4.000%	10/01/47	643	613,665
4.000%	11/01/47	165	157,972
4.000%	12/01/47	44	42,022
4.000%	05/01/48	291	277,163
4.000%	06/01/48	64	61,000
4.000%	06/01/48	495	471,729
4.000%	06/01/48	3,425	3,266,118
4.000%	07/01/48	2,264	2,158,380
4.000%	08/01/48	44	41,723
4.000%	08/01/48	66	62,943
4.000%	08/01/48	196	187,513
4.000%	09/01/48	107	102,120
4.000%	09/01/48	162	154,206
4.000%	09/01/48	5,846	5,573,683
4.000%	10/01/48	265	251,803
4.000%	11/01/48	62	59,191
4.000%	11/01/48	138	131,644
4.000%	12/01/48	18	16,817
4.000%	12/01/48	795	757,732
4.000%	12/01/48	3,192	3,042,801
4.000%	01/01/49	258	245,853

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	03/01/49	294		$280,717
4.000%	03/01/49	6,233		5,929,397
4.000%	04/01/49	223		212,254
4.000%	04/01/49	3,737		3,537,155
4.000%	01/01/50	499		476,234
4.000%	02/01/50	28		26,267
4.000%	03/01/50	283		268,763
4.000%	04/01/50	2,624		2,502,235
4.000%	05/01/50	523		496,218
4.000%	01/01/51	65		62,319
4.000%	01/01/51	94		90,304
4.000%	01/01/51	109		105,677
4.000%	11/01/51	141		133,001
4.000%	11/01/51	196		184,580
4.000%	12/01/51	297		279,204
4.000%	04/01/52	173		163,830
4.000%	04/01/52	258		242,591
4.000%	04/01/52	1,122		1,057,881
4.000%	06/01/52	1,613		1,517,236
4.000%	07/01/52	669		630,339
4.000%	08/01/52	991		930,611
4.000%	09/01/52	1,690		1,585,900
4.000%	02/01/56	1,477		1,394,015
4.000%	06/01/57	40		38,118
4.030%	06/01/28	1,212		1,176,853
4.060%	07/01/32	99		95,351
4.190%	04/01/28	1,525		1,489,516
4.210%	03/01/33	700		684,554
4.320%	06/01/33	200		197,533
4.370%	05/01/28	572		564,741
4.410%	04/01/30	1,065		1,048,704
4.420%	04/01/33	100		98,725
4.460%	05/01/28	1,429		1,412,566
4.490%	06/01/28	200		198,027
4.500%	TBA	36,185		35,478,262
4.500%	TBA	84,070		80,825,423
4.500%	04/01/24	2		1,660
4.500%	08/01/24	—	(r)	199
4.500%	09/01/24	—	(r)	148
4.500%	12/01/24	1		1,383
4.500%	02/01/25	—	(r)	484
4.500%	03/01/25	2		2,262
4.500%	04/01/25	—	(r)	276
4.500%	04/01/25	—	(r)	341
4.500%	04/01/25	1		565
4.500%	04/01/25	2		1,854
4.500%	04/01/25	4		3,918
4.500%	05/01/25	—	(r)	274
4.500%	05/01/25	—	(r)	360
4.500%	07/01/25	6		5,480
4.500%	09/01/25	1		755
4.500%	04/01/31	9		8,549
4.500%	05/01/31	29		28,440
4.500%	06/01/31	10		10,050
4.500%	11/01/31	14		13,351
4.500%	12/01/31	28		27,337
4.500%	12/01/31	114		111,894
4.500%	04/01/33	795		796,287

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	11/01/35	11	$10,218
4.500%	12/01/37	1,248	1,228,693
4.500%	04/01/39	2	2,235
4.500%	04/01/39	3	3,358
4.500%	05/01/39	206	203,123
4.500%	06/01/39	7	7,098
4.500%	06/01/39	15	14,789
4.500%	08/01/39	29	28,543
4.500%	12/01/39	4	3,776
4.500%	06/01/40	29	28,680
4.500%	07/01/40	63	61,895
4.500%	08/01/40	18	18,127
4.500%	08/01/40	20	19,651
4.500%	12/01/40	311	307,593
4.500%	01/01/41	29	28,387
4.500%	02/01/41	24	23,358
4.500%	03/01/41	9	8,879
4.500%	04/01/41	1	927
4.500%	05/01/41	3	2,627
4.500%	05/01/41	3	2,991
4.500%	07/01/41	6	5,606
4.500%	07/01/41	28	27,484
4.500%	08/01/41	77	75,580
4.500%	09/01/41	26	25,670
4.500%	09/01/41	74	72,591
4.500%	10/01/41	6	5,878
4.500%	10/01/41	22	21,688
4.500%	10/01/41	43	42,796
4.500%	10/01/41	76	73,935
4.500%	10/01/41	165	162,693
4.500%	12/01/41	54	53,627
4.500%	01/01/42	6	5,824
4.500%	06/01/42	13	12,309
4.500%	09/01/42	21	20,383
4.500%	09/01/42	186	183,335
4.500%	11/01/42	34	33,407
4.500%	09/01/43	17	16,388
4.500%	09/01/43	34	33,196
4.500%	09/01/43	182	178,722
4.500%	10/01/43	19	18,441
4.500%	10/01/43	37	36,338
4.500%	10/01/43	107	104,945
4.500%	10/01/43	144	140,873
4.500%	10/01/43	251	246,046
4.500%	11/01/43	58	57,667
4.500%	11/01/43	94	91,822
4.500%	11/01/43	716	700,951
4.500%	12/01/43	56	55,693
4.500%	12/01/43	127	124,349
4.500%	01/01/44	53	52,150
4.500%	01/01/44	62	60,456
4.500%	01/01/44	77	75,470
4.500%	01/01/44	95	93,445
4.500%	01/01/44	110	108,332
4.500%	02/01/44	20	19,148
4.500%	02/01/44	26	25,985
4.500%	02/01/44	51	50,267
4.500%	02/01/44	180	176,869

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	02/01/44	333	$326,653
4.500%	03/01/44	29	28,445
4.500%	03/01/44	79	77,662
4.500%	03/01/44	359	351,147
4.500%	04/01/44	7	7,024
4.500%	04/01/44	17	16,143
4.500%	04/01/44	41	39,585
4.500%	04/01/44	45	44,297
4.500%	04/01/44	164	160,522
4.500%	04/01/44	253	249,581
4.500%	05/01/44	29	28,947
4.500%	05/01/44	77	74,920
4.500%	05/01/44	173	170,125
4.500%	01/01/45	51	49,892
4.500%	01/01/45	288	282,884
4.500%	05/01/45	231	226,290
4.500%	07/01/45	282	276,626
4.500%	09/01/45	78	76,636
4.500%	11/01/45	9	8,659
4.500%	11/01/45	74	72,552
4.500%	11/01/45	411	403,212
4.500%	12/01/45	139	136,513
4.500%	07/01/46	929	917,001
4.500%	08/01/46	176	172,924
4.500%	01/01/47	30	29,581
4.500%	03/01/47	170	166,676
4.500%	05/01/47	516	506,542
4.500%	07/01/47	68	66,701
4.500%	09/01/47	15	14,615
4.500%	10/01/47	18	17,479
4.500%	10/01/47	74	72,693
4.500%	11/01/47	12	11,548
4.500%	11/01/47	35	34,138
4.500%	11/01/47	244	238,880
4.500%	11/01/47	335	328,681
4.500%	11/01/47	565	556,620
4.500%	12/01/47	20	19,165
4.500%	12/01/47	71	69,695
4.500%	01/01/48	564	553,222
4.500%	02/01/48	29	28,265
4.500%	03/01/48	22	21,910
4.500%	03/01/48	30	29,417
4.500%	04/01/48	144	143,572
4.500%	05/01/48	30	29,073
4.500%	05/01/48	696	687,177
4.500%	05/01/48	1,832	1,797,578
4.500%	06/01/48	39	37,687
4.500%	06/01/48	91	89,883
4.500%	07/01/48	14	13,428
4.500%	07/01/48	71	69,526
4.500%	07/01/48	75	73,939
4.500%	08/01/48	447	438,822
4.500%	11/01/48	281	277,042
4.500%	11/01/48	358	350,099
4.500%	02/01/49	886	880,200
4.500%	07/01/49	104	101,089
4.500%	10/01/49	62	60,628
4.500%	03/01/50	195	191,052

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	05/01/50	210	$204,485
4.500%	09/01/51	144	139,125
4.500%	08/01/52	185	177,789
4.500%	09/01/52	382	369,864
4.500%	09/01/52	766	736,683
4.500%	09/01/52	943	906,732
4.500%	10/01/52	957	919,837
4.500%	11/01/52	191	183,504
4.500%	11/01/52	195	187,796
4.500%	11/01/52	290	279,902
4.500%	11/01/52	294	282,416
4.500%	11/01/52	35,285	33,928,090
4.500%	03/01/53	390	374,736
4.500%	03/01/53	399	383,225
4.500%	03/01/53	2,660	2,557,558
4.500%	04/01/53	398	382,817
4.500%	05/01/53	589	566,794
4.500%	09/01/57	132	127,444
4.500%	08/01/58	47	45,446
4.510%	05/01/33	739	738,837
4.510%	08/01/33^	200	199,520
4.680%	07/01/33^	100	100,473
4.720%	07/01/33^	100	101,192
4.750%	04/01/28	475	475,386
5.000%	TBA	1,200	1,175,813
5.000%	03/01/36	3	2,792
5.000%	12/01/36	1	794
5.000%	01/01/39	7	6,716
5.000%	12/01/39	3	3,026
5.000%	01/01/40	2	1,865
5.000%	05/01/40	2	2,198
5.000%	05/01/40	10	9,893
5.000%	07/01/40	11	10,732
5.000%	11/01/40	203	204,426
5.000%	01/01/41	9	9,353
5.000%	01/01/41	34	33,701
5.000%	04/01/41	3	3,189
5.000%	05/01/41	2	1,607
5.000%	05/01/41	34	33,925
5.000%	05/01/41	60	60,705
5.000%	05/01/41	63	63,564
5.000%	05/01/41	106	106,590
5.000%	06/01/41	42	41,864
5.000%	07/01/41	628	632,336
5.000%	01/01/42	5	4,867
5.000%	12/01/43	1,163	1,170,828
5.000%	12/01/47	195	196,124
5.000%	09/01/48	209	208,201
5.000%	01/01/49	242	240,961
5.000%	01/01/49	317	315,363
5.000%	06/01/49	954	949,134
5.000%	08/01/49	259	259,436
5.000%	12/01/49	1,674	1,660,598
5.000%	06/01/52	93	91,363
5.000%	06/01/52	94	92,409
5.000%	07/01/52	274	268,833
5.000%	09/01/52	3,093	3,032,830
5.000%	09/01/52	23,022	22,574,605

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	10/01/52	1,495		$1,465,817
5.000%	10/01/52	2,871		2,815,479
5.000%	01/01/53	293		286,987
5.000%	02/01/53	299		293,248
5.000%	03/01/53	8,361		8,202,442
5.000%	04/01/53	288		282,371
5.000%	04/01/53	3,712		3,636,933
5.500%	TBA	60,155		59,863,624
5.500%	04/01/24	—	(r)	381
5.500%	06/01/24	—	(r)	78
5.500%	07/01/28	3		3,301
5.500%	11/01/28	9		9,204
5.500%	04/01/30	4		3,650
5.500%	12/01/30	—	(r)	347
5.500%	11/01/32	—	(r)	330
5.500%	12/01/32	1		1,082
5.500%	01/01/33	23		22,930
5.500%	01/01/33	33		32,892
5.500%	04/01/33	12		12,340
5.500%	06/01/33	1		626
5.500%	07/01/33	7		7,417
5.500%	09/01/33	1		512
5.500%	09/01/33	7		6,806
5.500%	10/01/33	13		13,658
5.500%	11/01/33	1		989
5.500%	11/01/33	1		1,193
5.500%	11/01/33	6		6,588
5.500%	11/01/33	7		6,732
5.500%	12/01/33	2		1,557
5.500%	12/01/33	8		7,747
5.500%	01/01/34	—	(r)	480
5.500%	02/01/34	1		555
5.500%	02/01/34	13		12,821
5.500%	03/01/34	2		1,565
5.500%	03/01/34	10		9,810
5.500%	04/01/34	1		971
5.500%	09/01/34	6		5,629
5.500%	12/01/34	1		563
5.500%	12/01/34	2		1,894
5.500%	12/01/34	5		5,495
5.500%	02/01/35	—	(r)	198
5.500%	03/01/35	12		12,411
5.500%	04/01/35	1		610
5.500%	05/01/35	2		1,912
5.500%	05/01/35	4		4,001
5.500%	10/01/35	6		6,130
5.500%	11/01/35	—	(r)	134
5.500%	12/01/35	7		6,545
5.500%	12/01/35	7		7,280
5.500%	01/01/36	1		598
5.500%	03/01/36	3		3,381
5.500%	07/01/36	3		2,866
5.500%	09/01/36	168		172,088
5.500%	11/01/36	2		2,469
5.500%	01/01/37	10		10,512
5.500%	02/01/37	9		8,841
5.500%	03/01/37	6		5,793
5.500%	04/01/37	1		860

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	04/01/37	2		$2,107
5.500%	05/01/37	76		77,890
5.500%	06/01/37	3		2,919
5.500%	08/01/37	1		669
5.500%	08/01/37	1		1,027
5.500%	08/01/37	5		5,075
5.500%	08/01/37	8		8,277
5.500%	03/01/38	7		6,719
5.500%	03/01/38	9		9,452
5.500%	06/01/38	115		114,356
5.500%	08/01/38	107		109,333
5.500%	12/01/38	4		3,769
5.500%	09/01/39	5		5,554
5.500%	12/01/39	66		67,364
5.500%	05/01/40	12		12,192
5.500%	06/01/40	11		10,616
5.500%	01/01/49	461		465,228
5.500%	09/01/49	425		429,729
5.500%	04/01/50	423		427,290
5.500%	08/01/52	86		85,770
5.500%	10/01/52	1,590		1,587,594
5.500%	11/01/52	851		849,119
5.500%	11/01/52	1,320		1,314,924
5.500%	11/01/52	1,913		1,910,196
5.500%	12/01/52	4,857		4,849,372
5.500%	02/01/53	492		492,122
5.500%	04/01/53	398		396,623
5.500%	05/01/53	200		198,771
5.500%	05/01/53	397		396,229
5.500%	06/01/53	2,600		2,587,759
5.500%	09/01/56	1,341		1,380,483
6.000%	TBA	10,775		10,870,123
6.000%	11/01/28	—	(r)	463
6.000%	02/01/29	—	(r)	359
6.000%	03/01/32	—	(r)	498
6.000%	05/01/33	—	(r)	218
6.000%	01/01/34	11		10,860
6.000%	11/01/35	4		4,208
6.000%	12/01/35	2		1,813
6.000%	04/01/36	3		2,913
6.000%	07/01/36	1		1,522
6.000%	08/01/36	—	(r)	28
6.000%	08/01/36	2		1,565
6.000%	08/01/36	9		9,857
6.000%	09/01/36	—	(r)	119
6.000%	09/01/36	—	(r)	392
6.000%	09/01/36	1		578
6.000%	09/01/36	1		872
6.000%	09/01/36	8		8,449
6.000%	10/01/36	1		925
6.000%	10/01/36	4		4,356
6.000%	10/01/36	9		9,197
6.000%	11/01/36	—	(r)	101
6.000%	11/01/36	1		887
6.000%	11/01/36	1		1,086
6.000%	11/01/36	2		1,916
6.000%	11/01/36	6		6,651
6.000%	11/01/36	7		7,460

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	12/01/36	—	(r)	$137
6.000%	12/01/36	—	(r)	222
6.000%	12/01/36	—	(r)	430
6.000%	12/01/36	3		2,523
6.000%	12/01/36	4		4,397
6.000%	12/01/36	9		9,302
6.000%	01/01/37	—	(r)	375
6.000%	01/01/37	1		548
6.000%	01/01/37	3		3,597
6.000%	01/01/37	6		5,953
6.000%	01/01/37	12		12,162
6.000%	01/01/37	706		732,936
6.000%	02/01/37	8		8,469
6.000%	02/01/37	151		156,375
6.000%	03/01/37	9		8,897
6.000%	03/01/37	15		15,771
6.000%	03/01/37	71		72,080
6.000%	05/01/37	1		1,518
6.000%	05/01/37	7		7,346
6.000%	05/01/37	9		9,182
6.000%	06/01/37	1		748
6.000%	08/01/37	1		1,129
6.000%	08/01/37	4		4,088
6.000%	08/01/37	5		5,269
6.000%	08/01/37	14		14,494
6.000%	09/01/37	14		14,412
6.000%	10/01/37	—	(r)	218
6.000%	07/01/41	475		493,383
6.000%	01/01/53	186		188,708
6.000%	04/01/53	99		99,755
6.000%	05/01/53	493		500,313
6.000%	05/01/53	1,596		1,630,947
6.000%	06/01/53	100		101,502
6.500%	10/01/36	349		366,127
6.500%	05/01/40	981		1,027,060
6.500%	02/01/53	90		91,994
6.500%	02/01/53	95		97,529
6.625%	11/15/30	2,015		2,334,228
7.000%	04/01/37	62		65,293
7.000%	02/01/39	160		170,056
7.000%	02/01/39	209		220,281
Freddie Mac Coupon Strips
3.220%(s)	07/15/32	180		117,506
Government National Mortgage Assoc.
2.000%	TBA	7,825		6,576,362
2.000%	10/20/50	2,896		2,448,484
2.000%	01/20/51	146		123,417
2.000%	02/20/51	4,092		3,449,591
2.000%	07/20/51	664		559,811
2.000%	10/20/51	1,448		1,219,257
2.000%	11/20/51	178		149,419
2.000%	01/20/52	546		458,686
2.500%	TBA	29,625		25,651,084
2.500%	09/20/50	279		243,107
2.500%	10/20/50	1,279		1,112,956
2.500%	11/20/50	972		845,942
2.500%	12/20/50	145		123,367
2.500%	01/20/51	190		165,260

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	03/20/51	2,256	$1,961,094
2.500%	04/20/51	2,563	2,227,555
2.500%	05/20/51(k)	5,115	4,444,370
2.500%	06/20/51	342	292,704
2.500%	07/20/51	84	71,606
2.500%	07/20/51	2,010	1,740,160
2.500%	08/20/51	592	507,504
2.500%	09/20/51	491	425,328
2.500%	10/20/51	425	364,545
2.500%	10/20/51	527	451,611
2.500%	10/20/51	1,316	1,127,734
2.500%	10/20/51	1,905	1,650,831
2.500%	11/20/51	269	230,385
2.500%	11/20/51	1,400	1,212,041
2.500%	12/20/51	267	228,973
2.500%	12/20/51	454	389,297
2.500%	12/20/51	2,881	2,495,616
2.500%	03/20/52	5,288	4,579,001
2.500%	04/20/52	7,701	6,669,695
2.500%	08/20/52	372	322,285
2.500%	12/20/52	864	748,214
2.500%	02/20/53	778	674,666
3.000%	TBA	15,541	13,885,519
3.000%	02/20/42	19	17,329
3.000%	09/15/42	416	379,106
3.000%	09/15/42	463	422,180
3.000%	10/15/42	511	458,940
3.000%	10/15/42	1,334	1,214,589
3.000%	11/15/42	1	1,300
3.000%	11/15/42	663	596,079
3.000%	12/20/44	20	18,496
3.000%	02/15/45	201	183,249
3.000%	01/20/46	71	64,935
3.000%	11/20/46	235	212,869
3.000%	02/20/47	107	97,363
3.000%	04/20/47	35	32,120
3.000%	01/20/50	1,322	1,192,347
3.000%	02/20/50	117	105,188
3.000%	03/20/50	46	40,061
3.000%	09/20/50	341	307,093
3.000%	01/20/51	10,775	9,696,551
3.000%	02/20/51	107	96,120
3.000%	04/20/51	8,247	7,411,151
3.000%	05/20/51	680	610,424
3.000%	08/20/51	11,337	10,168,571
3.000%	09/20/51	4,814	4,317,744
3.000%	10/20/51	2,570	2,304,141
3.000%	11/20/51	172	154,372
3.000%	01/20/52	267	238,680
3.000%	01/20/52	808	723,048
3.000%	03/20/52	95	83,907
3.000%	04/20/52	92	80,784
3.000%	04/20/52	572	499,444
3.000%	04/20/52	660	590,029
3.000%	04/20/52	774	679,451
3.000%	07/20/52	3,857	3,447,317
3.000%	12/20/52	592	529,126
3.500%	TBA	9,796	9,041,019

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	09/15/41	23	$21,323
3.500%	11/15/41	2	1,651
3.500%	11/15/41	15	14,485
3.500%	01/15/42	5	4,912
3.500%	01/15/42	91	85,583
3.500%	02/15/42	15	13,756
3.500%	03/15/42	6	5,401
3.500%	03/15/42	51	48,489
3.500%	05/15/42	16	15,400
3.500%	06/15/42	11	9,993
3.500%	07/15/42	9	8,900
3.500%	07/15/42	10	9,139
3.500%	07/15/42	23	21,433
3.500%	07/15/42	24	23,007
3.500%	08/15/42	11	10,479
3.500%	01/15/43	11	10,258
3.500%	02/15/43	16	15,454
3.500%	04/15/43	20	19,003
3.500%	04/15/43	119	111,979
3.500%	04/20/43	235	221,145
3.500%	05/15/43	6	5,335
3.500%	05/15/43	8	7,151
3.500%	05/15/43	8	7,639
3.500%	05/15/43	36	34,230
3.500%	05/20/43	620	584,668
3.500%	07/15/43	58	54,875
3.500%	10/15/43	32	30,311
3.500%	11/15/43	6	5,824
3.500%	12/15/43	84	79,635
3.500%	01/15/44	26	24,087
3.500%	02/20/44	837	787,869
3.500%	06/20/44	85	80,100
3.500%	03/20/45	97	90,755
3.500%	04/20/45	42	39,783
3.500%	05/20/45	80	75,046
3.500%	07/20/45	31	29,349
3.500%	08/20/45	42	39,575
3.500%	10/20/45	68	63,451
3.500%	11/20/45	29	27,378
3.500%	12/20/45	349	326,090
3.500%	01/20/46	75	70,587
3.500%	01/20/46	166	155,642
3.500%	03/20/46	858	803,742
3.500%	04/20/46	437	409,341
3.500%	05/20/46	350	328,523
3.500%	06/20/46	348	325,950
3.500%	07/20/46	510	477,195
3.500%	09/20/46	16	14,799
3.500%	09/20/46	323	302,729
3.500%	10/20/46	65	60,976
3.500%	10/20/46	75	69,765
3.500%	10/20/46	87	81,307
3.500%	10/20/46	131	122,386
3.500%	05/20/47	141	132,071
3.500%	09/20/47	1,346	1,257,467
3.500%	03/20/48	35	32,384
3.500%	04/20/48	14	13,017
3.500%	06/15/48	246	232,285

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/20/48	663	$620,246
3.500%	09/20/48	1,117	1,044,142
3.500%	02/20/49	1,267	1,182,577
3.500%	05/15/50	272	254,263
3.500%	06/20/50	2,217	2,065,658
3.500%	11/20/50	1,145	1,057,043
3.500%	01/20/52	217	200,479
3.500%	03/20/52	383	349,430
3.500%	07/20/52	689	636,218
3.500%	08/20/52	1,910	1,762,435
3.500%	09/20/52	12,132	11,195,823
3.500%	12/20/52	2,753	2,540,775
4.000%	TBA	8,410	7,957,634
4.000%	04/20/39	14	13,276
4.000%	07/20/39	120	116,824
4.000%	01/20/40	76	73,659
4.000%	10/20/40	185	179,553
4.000%	12/20/40	743	721,704
4.000%	01/20/41	27	26,382
4.000%	02/20/41	81	78,888
4.000%	03/15/41	102	99,635
4.000%	12/20/46	292	280,054
4.000%	05/20/47	112	107,959
4.000%	06/20/47	871	835,962
4.000%	07/20/47	205	196,844
4.000%	09/20/47	1,234	1,187,569
4.000%	11/20/47	322	309,137
4.000%	12/20/47	291	279,752
4.000%	01/20/48	883	847,609
4.000%	03/20/48	737	707,516
4.000%	02/20/49	478	457,539
4.000%	03/20/49	122	116,181
4.000%	04/20/49	105	100,656
4.000%	10/20/49	127	122,404
4.000%	11/20/49	928	881,480
4.000%	01/20/50	113	109,984
4.000%	02/20/50	89	86,587
4.000%	05/20/50	46	44,130
4.000%	05/20/52	666	629,920
4.000%	06/20/52	191	180,586
4.000%	06/20/52	191	181,292
4.000%	06/20/52	193	183,533
4.000%	04/20/53	99	93,984
4.500%	TBA	13,675	13,198,512
4.500%	12/20/39	12	12,073
4.500%	01/20/40	154	152,771
4.500%	02/20/40	12	12,064
4.500%	05/20/40	448	445,041
4.500%	07/20/40	5	4,900
4.500%	09/20/40	5	5,242
4.500%	09/20/40	7	6,423
4.500%	10/20/40	9	9,086
4.500%	12/20/40	203	201,525
4.500%	01/20/41	33	32,760
4.500%	07/20/41	42	40,934
4.500%	07/20/41	212	210,779
4.500%	02/20/42	239	237,016
4.500%	11/20/46	51	50,340

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	03/15/47	71	$69,834
4.500%	04/15/47	57	56,677
4.500%	04/15/47	93	91,207
4.500%	05/15/47	61	60,668
4.500%	08/20/47	333	326,263
4.500%	04/20/48	496	485,522
4.500%	05/20/48	20	19,104
4.500%	06/20/48	538	526,490
4.500%	07/20/48	136	132,880
4.500%	08/20/48	349	341,603
4.500%	09/20/48	102	99,907
4.500%	10/20/48	340	332,276
4.500%	12/20/48	156	152,568
4.500%	01/20/49	396	386,525
4.500%	02/20/49	287	280,535
4.500%	03/20/49	1,023	999,032
4.500%	04/20/49	50	48,940
4.500%	05/20/49	67	65,645
4.500%	02/20/50	209	203,929
4.500%	03/20/50	137	134,336
4.500%	08/20/50	213	208,385
4.500%	11/20/50	441	426,039
4.500%	12/20/50	209	203,796
4.500%	05/20/52	928	896,398
4.500%	08/20/52	97	93,460
4.500%	08/20/52	996	962,269
4.500%	09/20/52	678	657,906
4.500%	09/20/52	680	656,546
5.000%	TBA	28,115	27,627,380
5.000%	04/15/38	27	27,518
5.000%	08/15/38	62	62,086
5.000%	10/15/38	5	4,892
5.000%	10/15/38	192	193,277
5.000%	12/15/38	81	81,300
5.000%	01/15/39	26	26,371
5.000%	02/15/39	52	51,967
5.000%	02/15/39	53	52,878
5.000%	02/15/39	78	79,027
5.000%	02/15/39	178	179,646
5.000%	03/15/39	254	255,235
5.000%	04/15/39	69	69,305
5.000%	04/15/39	77	77,102
5.000%	05/15/39	67	67,120
5.000%	05/15/39	226	225,966
5.000%	11/15/39	105	105,526
5.000%	04/15/40	989	992,323
5.000%	05/15/40	58	58,202
5.000%	07/20/40	16	16,337
5.000%	07/20/40	25	25,891
5.000%	09/15/40	260	261,750
5.000%	09/20/40	87	87,977
5.000%	11/20/40	75	75,972
5.000%	10/20/47	20	19,893
5.000%	05/20/48	69	68,451
5.000%	10/20/48	168	167,457
5.000%	11/20/48	137	136,277
5.000%	12/20/48	195	194,504
5.000%	01/20/49	658	654,874

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	04/20/49	99	$98,240
5.000%	09/20/52	194	193,301
5.000%	10/20/52	390	383,576
5.000%	10/20/52	392	386,676
5.000%	11/20/52	784	771,113
5.000%	12/20/52	98	96,717
5.000%	01/20/53	490	488,471
5.000%	02/20/53	397	392,865
5.000%	05/20/53	300	296,848
5.500%	TBA	200	199,063
5.500%	06/15/36	15	15,657
5.500%	09/20/52	565	562,153
5.500%	11/20/52	982	977,915
5.500%	02/20/53	298	299,151
6.000%	TBA	200	201,328
6.000%	08/20/40	23	24,488
6.000%	01/20/41	9	9,339
6.000%	04/20/41	1	1,372
6.000%	06/20/41	30	31,780
6.000%	07/20/41	28	29,752
6.000%	12/20/41	11	12,006
6.000%	02/20/42	12	12,983
6.000%	03/20/53	396	399,077
6.500%	10/20/37	137	143,918
Government National Mortgage Assoc., 1 Month LIBOR + 1.643% (Cap 11.895%, Floor 1.643%)
6.504%(c)	11/20/60	488	492,300
Government National Mortgage Assoc., 1 Month LIBOR + 1.735% (Cap 12.052%, Floor 1.735%)
6.566%(c)	07/20/60	681	688,120
Government National Mortgage Assoc., 1 Month LIBOR + 1.841% (Cap 12.127%, Floor 1.841%)
6.658%(c)	09/20/60	1,040	1,044,883
Government National Mortgage Assoc., 1 Month LIBOR + 2.400% (Cap 12.646%, Floor 2.400%)
7.231%(c)	04/20/60	803	818,988
Resolution Funding Corp. Principal Strips, Bonds
3.479%(s)	04/15/30	55	40,741
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	1,031	1,016,607
5.250%	09/15/39	760	799,512
Tennessee Valley Authority Generic Strips, Bonds
2.705%(s)	09/15/30	492	349,947
2.897%(s)	03/15/33	123	78,196

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,438,627,080)			1,368,721,324

U.S. TREASURY OBLIGATIONS — 8.2%
U.S. Treasury Bonds
1.250%	05/15/50	12,651	7,116,187
1.750%	08/15/41	4,220	2,966,528
1.875%	11/15/51	34,685	22,902,939
2.000%	11/15/41(h)(k)	78,510	57,484,041
2.000%	02/15/50	8	5,485
2.000%	08/15/51	10,020	6,832,387
2.250%	05/15/41	1,280	986,000
2.375%	05/15/51	18,375	13,666,406
2.500%	02/15/45	28,667	22,190,050

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.750%	11/15/47	11,102	$8,931,584
2.875%	05/15/52	15,825	13,119,914
3.000%	02/15/48	11,887	10,022,227
3.000%	02/15/49	430	363,753
3.250%	05/15/42	35,525	31,706,062
3.375%	08/15/42(k)	13,915	12,632,211
3.625%	02/15/53	160	153,675
3.625%	05/15/53(k)	15,185	14,601,327
3.875%	05/15/43(a)	3,040	2,966,850
4.000%	11/15/42(k)	9,530	9,474,905
4.000%	11/15/52(k)	4,920	5,056,838
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	02/15/52	1,090	722,772
0.250%	02/15/50	21,670	15,151,617
0.750%	07/15/28	28,854	27,348,780
1.125%	01/15/33	9,319	8,934,456
U.S. Treasury Notes
0.375%	01/31/26	5	4,489
3.375%	05/15/33	115	110,921
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41	4,494	2,113,935
2.380%(s)	02/15/42	40,000	18,381,250
2.384%(s)	02/15/43	13,925	6,153,653
3.930%(s)	02/15/41	1,150	555,863

TOTAL U.S. TREASURY OBLIGATIONS (cost $381,176,436)			322,657,105

		Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.1%
iShares Core U.S. Aggregate Bond ETF		622,282	60,952,522
Vanguard Total Bond Market ETF		841,891	61,197,057

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $133,844,556)			122,149,579

TOTAL LONG-TERM INVESTMENTS (cost $4,554,224,179)			4,202,443,715

SHORT-TERM INVESTMENTS — 3.0%
AFFILIATED MUTUAL FUNDS — 2.2%
PGIM Core Government Money Market Fund(wi)		45,639,511	45,639,511
PGIM Institutional Money Market Fund (cost $39,356,980; includes $39,008,096 of cash collateral for securities on loan)(b)(wi)		39,380,373	39,352,807

TOTAL AFFILIATED MUTUAL FUNDS (cost $84,996,491)			84,992,318

UNAFFILIATED FUND — 0.8%
Dreyfus Government Cash Management (Institutional Shares)		29,428,775	29,428,775

(cost $29,428,775)

Value

OPTIONS PURCHASED*~ — 0.0%
(cost $1,109,784)	$1,667,274

TOTAL SHORT-TERM INVESTMENTS (cost $115,535,050)	116,088,367

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—110.1%
(cost $4,669,759,229)	4,318,532,082

OPTIONS WRITTEN*~ — (0.1)%
(premiums received $1,441,937)	(1,962,413)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—110.0%
(cost $4,668,317,292)	4,316,569,669
Liabilities in excess of other assets(z) — (10.0)%	(393,159,170)

NET ASSETS — 100.0%	$3,923,410,499

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,506,263 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,493,452; cash collateral of $39,008,096 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,840,715. The aggregate value of $3,520,283 is 0.1% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $(31,000,000) is (0.8)% of net assets.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2023:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenahealth, Inc., Initial Delayed Draw Term Loan, 1 Month SOFR + 3.500% (Cap N/A, Floor 0.000%), 3.500%(c), Maturity Date 02/15/29 (cost $126,243)	127	$121,564	$—	$(4,679)

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date		Principal Amount (000)#	Value
Federal National Mortgage Assoc.	1.500%	TBA	07/13/23		$ (325)	$(251,100)
Federal National Mortgage Assoc.	2.500%	TBA	07/13/23		(42,668)	(36,177,797)
Federal National Mortgage Assoc.	3.000%	TBA	07/13/23		(28,819)	(25,361,846)
Federal National Mortgage Assoc.	3.500%	TBA	07/13/23(tt	)	(37,000)	(33,714,805)
Federal National Mortgage Assoc.	4.000%	TBA	07/13/23		(17,460)	(16,384,437)
Federal National Mortgage Assoc.	5.000%	TBA	07/13/23		(17,195)	(16,848,413)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $129,398,631)						$(128,738,398)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$107.00	51	51	$29,484
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$107.25	19	19	8,609
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$107.75	20	20	5,469
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$108.00	102	102	20,719
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$108.25	9	9	1,336
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$112.00	39	39	32,906
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$113.25	16	16	5,250
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$113.50	46	46	12,219
20 Year U.S. Treasury Notes Futures	Call	07/21/23	$126.00	12	12	21,000
20 Year U.S. Treasury Notes Futures	Call	07/21/23	$126.50	3	3	4,359
20 Year U.S. Treasury Notes Futures	Call	07/21/23	$128.00	18	18	13,781
20 Year U.S. Treasury Notes Futures	Call	07/21/23	$128.50	14	14	8,531
Australian Dollar Currency	Call	07/07/23	65.50	5	5	6,600
Australian Dollar Currency	Call	07/07/23	66.00	5	5	4,450
Australian Dollar Currency	Call	07/07/23	67.50	9	9	990
Euro Currency	Call	07/07/23	1.08	5	6	9,688
Euro Currency	Call	07/07/23	1.09	10	1,250	13,750
Japanese Yen Currency	Call	07/07/23	73.00	8	10	50
1 Year SOFR Mid-Curve Futures	Put	10/13/23	$97.00	304	760	839,800
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.88	137	343	142,994
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$96.00	327	818	392,400
5 Year U.S. Treasury Notes Futures	Put	07/21/23	$108.25	27	27	35,227
10 Year U.S. Treasury Notes Futures	Put	07/05/23	$113.00	9	9	7,031

Total Exchange Traded (cost $1,041,544)						$1,616,643

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs AUD	Put	BOA	08/25/23	0.68	—	7,840	$55,506

(cost $68,240)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year x 10-Year Interest Rate Swap, 04/22/36	Call	BARC	04/22/26	3.11%	3.11%(A)	1 Day SOFR(A)/5.090%	2,325	$(6,772)
3-Year x 10-Year Interest Rate Swap, 04/22/36	Put	BARC	04/22/26	3.11%	1 Day SOFR(A)/5.090%	3.11%(A)	2,325	1,897

Total OTC Swaptions (cost $0)								$(4,875)

Total Options Purchased (cost $1,109,784)								$1,667,274

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Call	07/07/23	$108.75	7		7	$(55)
5 Year U.S. Treasury Notes Futures	Call	07/14/23	$108.50	28		28	(1,969)
5 Year U.S. Treasury Notes Futures	Call	07/14/23	$108.75	32		32	(1,500)
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$108.75	51		51	(4,383)
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$109.00	38		38	(2,375)
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$109.25	47		47	(2,203)
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$109.50	95		95	(2,969)
5 Year U.S. Treasury Notes Futures	Call	08/25/23	$108.00	32		32	(16,750)
5 Year U.S. Treasury Notes Futures	Call	08/25/23	$109.50	121		121	(23,633)
10 Year Euro-Bund Futures	Call	07/21/23	133.00	27	EUR	27	(43,604)
10 Year Euro-Bund Futures	Call	07/21/23	135.00	45	EUR	45	(27,989)
10 Year Euro-Bund Futures	Call	08/25/23	136.00	9	EUR	9	(9,133)
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$113.00	33		33	(13,406)
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$114.00	96		96	(16,500)
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$114.50	85		85	(9,297)
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$115.00	101		101	(7,891)
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$115.50	20		20	(937)
10 Year U.S. Treasury Notes Futures	Call	08/25/23	$113.00	25		25	(21,875)
20 Year U.S. Treasury Notes Futures	Call	07/14/23	$128.00	10		10	(5,625)
20 Year U.S. Treasury Notes Futures	Call	07/21/23	$127.00	22		22	(26,125)
20 Year U.S. Treasury Notes Futures	Call	07/21/23	$129.00	38		38	(17,812)
20 Year U.S. Treasury Notes Futures	Call	07/21/23	$130.00	63		63	(17,719)
20 Year U.S. Treasury Notes Futures	Call	08/25/23	$130.00	3		3	(3,047)
1 Year SOFR Mid-Curve Futures	Put	10/13/23	$96.25	304		760	(410,400)
1 Year SOFR Mid-Curve Futures	Put	10/13/23	$96.50	304		760	(539,600)
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.25	274		685	(123,300)
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.38	654		1,635	(355,612)
5 Year U.S. Treasury Notes Futures	Put	07/21/23	$107.25	54		54	(32,906)
5 Year U.S. Treasury Notes Futures	Put	07/21/23	$107.50	124		124	(93,969)
5 Year U.S. Treasury Notes Futures	Put	07/21/23	$108.00	32		32	(35,500)
10 Year U.S. Treasury Notes Futures	Put	07/21/23	$112.50	13		13	(10,765)

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Options Written (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	07/21/23	$113.00	13	13	$(14,828)
20 Year U.S. Treasury Notes Futures	Put	07/21/23	$127.00	3	3	(3,844)
20 Year U.S. Treasury Notes Futures	Put	07/21/23	$128.00	6	6	(11,156)

Total Exchange Traded (premiums received $ 1,376,856)						$(1,908,677)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	JPM	08/25/23	16.87	—	3,940	$(17,473)
Currency Option USD vs MXN	Put	MSCS	08/29/23	16.85	—	3,940	(17,752)
Currency Option USD vs MXN	Put	GSB	08/31/23	16.86	—	3,940	(18,511)

Total OTC Traded (premiums received $65,081)							$(53,736)

Total Options Written (premiums received $1,441,937)							$(1,962,413)

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1	3 Month CME SOFR	Sep. 2023	$236,950	$(4,215)
473	3 Month CME SOFR	Mar. 2025	113,490,438	(249,694)
74	3 Month CME SOFR	Mar. 2026	17,858,975	27,644
1,268	2 Year U.S. Treasury Notes	Sep. 2023	257,839,875	(1,050,638)
37	5 Year Euro-Bobl	Sep. 2023	4,671,722	(44,166)
8,092	5 Year U.S. Treasury Notes	Sep. 2023	866,602,625	(15,775,892)
130	10 Year Australian Treasury Bonds	Sep. 2023	10,060,464	(124,581)
61	10 Year Euro-Bund	Sep. 2023	8,902,162	(7,811)
70	10 Year U.K. Gilt	Sep. 2023	8,472,170	(138,934)
823	10 Year U.S. Treasury Notes	Sep. 2023	92,394,613	(1,639,045)
240	10 Year U.S. Ultra Treasury Notes	Sep. 2023	28,425,000	(330,477)
858	20 Year U.S. Treasury Bonds	Sep. 2023	108,885,563	(151,552)
634	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	86,362,688	552,390
2	British Pound Currency	Sep. 2023	158,738	2,328
61	Euro-OAT	Sep. 2023	8,546,715	(16,164)
180	Japanese Yen Currency	Sep. 2023	15,778,125	(587,958)
562	Mexican Peso	Sep. 2023	16,151,880	315,234

				(19,223,531)

Short Positions:
88	3 Month CME SOFR	Dec. 2023	20,812,000	158,981
594	3 Month CME SOFR	Mar. 2024	140,540,400	1,624,739
1,036	2 Year U.S. Treasury Notes	Sep. 2023	210,664,125	2,716,336
27	5 Year Euro-Bobl	Sep. 2023	3,409,094	46,632
439	5 Year U.S. Treasury Notes	Sep. 2023	47,014,156	785,254
19	10 Year Euro-Bund	Sep. 2023	2,772,805	30,591
22	10 Year Japanese Government Bonds	Sep. 2023	22,648,740	(97,700)
5,762	10 Year U.S. Treasury Notes	Sep. 2023	646,874,560	10,799,846
321	10 Year U.S. Ultra Treasury Notes	Sep. 2023	38,018,438	544,534
481	20 Year U.S. Treasury Bonds	Sep. 2023	61,041,906	86,757
35	30 Year Euro Buxl	Sep. 2023	5,331,603	(48,932)
4	Australian Dollar Currency	Sep. 2023	267,120	1,790
12	Canadian Dollar Currency	Sep. 2023	907,560	(7,790)

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Futures contracts outstanding at June 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
17	Euro Schatz Index	Sep. 2023	$1,945,009	$16,501

				16,657,539

				$(2,565,992)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/18/23	JPM	AUD	10,100	$6,848,709	$6,731,799	$—	$(116,910)
Expiring 07/18/23	MSCS	AUD	17,351	11,666,433	11,564,924	—	(101,509)
British Pound,
Expiring 07/05/23	TD	GBP	5,166	6,565,774	6,560,995	—	(4,779)
Canadian Dollar,
Expiring 07/18/23	BNP	CAD	22,159	16,477,547	16,731,673	254,126	—
Euro,
Expiring 07/05/23	SSB	EUR	38,297	41,819,798	41,799,035	—	(20,763)
Expiring 07/18/23	BNP	EUR	2,521	2,765,633	2,753,685	—	(11,948)
Indian Rupee,
Expiring 07/18/23	MSCS	INR	5,329	64,446	64,882	436	—
Japanese Yen,
Expiring 07/18/23	GSB	JPY	720,000	4,996,131	5,003,967	7,836	—
Expiring 07/18/23	GSB	JPY	394,282	3,051,981	2,740,245	—	(311,736)
Expiring 07/18/23	GSB	JPY	330,580	2,469,990	2,297,516	—	(172,474)
Expiring 07/18/23	GSB	JPY	163,700	1,208,569	1,137,705	—	(70,864)
Expiring 07/18/23	JPM	JPY	550,000	3,946,514	3,822,475	—	(124,039)
Mexican Peso,
Expiring 07/18/23	MSCS	MXN	137,500	7,926,351	8,003,867	77,516	—
Expiring 07/18/23	MSCS	MXN	28,500	1,639,788	1,658,984	19,196	—
Expiring 09/05/23	GSB	MXN	17,646	1,020,000	1,017,921	—	(2,079)
South African Rand,
Expiring 07/18/23	GSB	ZAR	15,477	858,140	820,797	—	(37,343)

				$113,325,804	$112,710,470	359,110	(974,444)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/18/23	MSCS	AUD	592	$396,085	$394,491	$1,594	$—
British Pound,
Expiring 07/05/23	SSB	GBP	4,668	5,779,561	5,928,485	—	(148,924)
Expiring 07/05/23	TD	GBP	498	617,719	632,511	—	(14,792)
Expiring 07/18/23	MSCS	GBP	1,463	1,823,869	1,857,678	—	(33,809)
Expiring 08/02/23	TD	GBP	5,166	6,567,269	6,562,377	4,892	—
Chinese Renminbi,
Expiring 07/18/23	MSCS	CNH	53,953	7,886,720	7,432,337	454,383	—
Euro,
Expiring 07/05/23	GSI	EUR	37,809	40,780,756	41,267,433	—	(486,677)
Expiring 07/05/23	JPM	EUR	487	521,434	531,601	—	(10,167)
Expiring 07/18/23	MSCS	EUR	3,256	3,555,527	3,556,521	—	(994)

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/02/23	SSB	EUR	38,297	$41,878,889	$41,860,642	$18,247	$—
Indonesian Rupiah,
Expiring 07/18/23	JPM	IDR	206,225,530	13,766,724	13,706,675	60,049	—
Japanese Yen,
Expiring 07/18/23	GSB	JPY	710,000	5,102,756	4,934,468	168,288	—
Mexican Peso,
Expiring 07/18/23	MSCS	MXN	390,842	21,158,619	22,750,891	—	(1,592,272)
Expiring 07/18/23	MSCS	MXN	16,814	981,795	978,742	3,053	—

				$150,817,723	$152,394,852	710,506	(2,287,635)

						$1,069,616	$(3,262,079)

Cross currency exchange contracts outstanding at June 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/18/23	Buy	NOK	48,181	EUR	4,222	$—	$(119,135)	MSCS

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Apache Corp.	06/20/26	1.000%(Q)	653	1.152%	$(22,139)	$(2,527)	$19,612
Apache Corp.	12/20/26	1.000%(Q)	3,241	1.369%	(66,417)	(36,696)	29,721

					$(88,556)	$(39,223)	$49,333

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,235	$(23,428)	$(41,900)	$18,472	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	17,279	$49,797	$(509,019)	$(558,816)
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	94,598	(439,255)	(1,444,160)	(1,004,905)

				$(389,458)	$(1,953,179)	$(1,563,721)

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Credit default swap agreements outstanding at June 30, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	19,595	0.660%	$239,008	$299,143	$60,135
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	148,524	0.660%	1,117,539	2,267,409	1,149,870

					$1,356,547	$2,566,552	$1,210,005

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	3,490	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.929%	$152,757	$675,072	$522,315
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.929%	36,002	250,730	214,728
JPY	1,200,700	05/09/46	0.641%(S)	1 Day TONAR(1)(S)/ (0.077)%	1,606	731,340	729,734
JPY	1,200,700	05/09/46	0.641%(A)	1 Day TONAR(2)(A)/ (0.077)%	(150,153)	(631,595)	(481,442)
MXN	251,640	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	107,628	(538,436)	(646,064)
	6,996	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(6,155)	(6,155)
	9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.090%	—	20,516	20,516
	42,449	11/30/27	2.980%(A)	1 Day SOFR(2)(A)/ 5.090%	7,990	(1,566,075)	(1,574,065)
	61,138	11/30/27	3.450%(A)	1 Day SOFR(2)(A)/ 5.090%	(8,338)	(1,155,454)	(1,147,116)
	12,682	02/15/29	2.850%(A)	1 Day SOFR(1)(A)/ 5.090%	50,443	720,729	670,286
	5,199	04/30/29	3.270%(A)	1 Day SOFR(1)(A)/ 5.090%	76,988	161,465	84,477
	4,602	06/30/29	3.850%(A)	1 Day SOFR(1)(A)/ 5.090%	(2,152)	(13,653)	(11,501)
	275	04/22/36	3.155%(A)	1 Day SOFR(1)(A)/ 5.090%	—	647	647
	5,351	02/15/47	1.520%(A)	1 Day SOFR(1)(A)/ 5.090%	(169,061)	1,631,252	1,800,313
	11,902	02/15/48	3.050%(A)	1 Day SOFR(1)(A)/ 5.090%	444,443	603,863	159,420
	12,650	05/15/48	3.150%(A)	1 Day SOFR(1)(A)/ 5.090%	(1,179,158)	367,047	1,546,205

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
7,960	04/21/52	2.500%(A)	1 Day SOFR(1)(A)/ 5.090%	$7,418	$1,083,074	$1,075,656
5,855	03/15/53	2.880%(A)	1 Day SOFR(1)(A)/ 5.090%	67,629	381,625	313,996
9,925	03/15/53	2.970%(A)	1 Day SOFR(1)(A)/ 5.090%	5,954	477,316	471,362
1,105	06/21/53	3.250%(A)	1 Day SOFR(1)(A)/ 5.090%	(12,020)	(12,034)	(14)

				$(562,024)	$3,181,274	$3,743,298

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.540%	JPM	09/20/23	(6,854)	$(8,514)	$—	$(8,514)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.210%	JPM	08/02/23	14,560	(528,100)	—	(528,100)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.210%	JPM	08/10/23	28,570	(875,739)	—	(875,739)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.210%	JPM	08/17/23	41,895	176,207	—	176,207
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.280%	JPM	12/29/23	22,375	(75,106)	—	(75,106)

					$(1,311,252)	$—	$(1,311,252)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(41,900)	$194,679	$(1,487,459)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$1,934,919
GS	1,216,832	20,879,702
JPS	—	4,500,757

Total	$1,216,832	$27,315,378

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$130,397,063	$—
Collateralized Debt Obligation	—	1,490,041	—
Collateralized Loan Obligations	—	226,866,105	—
Consumer Loans	—	17,496,732	—
Credit Cards	—	7,922,730	—
Equipment	—	6,044,162	—
Home Equity Loans	—	4,992,328	—
Other	—	55,763,069	—
Residential Mortgage-Backed Securities	—	8,312,454	3,380,888
Small Business Loan	—	883,155	—
Student Loans	—	13,591,803	—
Commercial Mortgage-Backed Securities	—	263,833,751	—
Corporate Bonds	—	1,262,341,425	1,492,233
Floating Rate and Other Loans	—	24,167,732	656,635
Municipal Bonds	—	24,593,208	—
Residential Mortgage-Backed Securities	—	250,826,997	575,322
Sovereign Bonds	—	83,287,874	—
U.S. Government Agency Obligations	—	1,368,320,139	401,185
U.S. Treasury Obligations	—	322,657,105	—
Unaffiliated Exchange-Traded Funds	122,149,579	—	—
Short-Term Investments
Affiliated Mutual Funds	84,992,318	—	—
Unaffiliated Fund	29,428,775	—	—
Options Purchased	1,616,643	50,631	—

Total	$238,187,315	$4,073,838,504	$6,506,263

Liabilities
Options Written	$(1,908,677)	$(53,736)	$—

Other Financial Instruments*
Assets
Futures Contracts	$17,709,557	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,069,616	—
Centrally Cleared Credit Default Swap Agreements	—	1,259,338	—
Centrally Cleared Interest Rate Swap Agreements	—	7,609,655	—
OTC Total Return Swap Agreement	—	176,207	—

Total	$17,709,557	$10,114,816	$—

Liabilities
Unfunded Loan Commitment	$—	$(4,679)	$—
Forward Commitment Contracts	—	(128,738,398)	—
Futures Contracts	(20,275,549)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,262,079)	—
OTC Cross Currency Exchange Contracts	—	(119,135)	—
Centrally Cleared Credit Default Swap Agreements	—	(1,563,721)	—
OTC Credit Default Swap Agreement	—	(23,428)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$(3,866,357)	$—
OTC Total Return Swap Agreements	—	(1,487,459)	—

Total	$(20,275,549)	$(139,065,256)	$—

*

Other financial instruments are derivative, with the exception of unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

U.S. Government Agency Obligations	34.9%
Banks	9.6
U.S. Treasury Obligations	8.2
Commercial Mortgage-Backed Securities	6.7
Residential Mortgage-Backed Securities	6.7
Collateralized Loan Obligations	5.8
Electric	3.7
Automobiles	3.3
Unaffiliated Exchange-Traded Funds	3.1
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	2.2
Sovereign Bonds	2.1
Pipelines	2.0
Oil & Gas	1.8
Other	1.4
Telecommunications	1.4
Media	1.3
Diversified Financial Services	1.2
Pharmaceuticals	1.0
Healthcare-Services	0.9
Real Estate Investment Trusts (REITs)	0.8
Agriculture	0.8
Unaffiliated Fund	0.8
Insurance	0.7
Municipal Bonds	0.6
Aerospace & Defense	0.5
Semiconductors	0.5
Auto Manufacturers	0.5
Consumer Loans	0.5
Gas	0.4
Entertainment	0.4
Software	0.4
Foods	0.4
Biotechnology	0.4
Mining	0.4
Chemicals	0.4
Student Loans	0.4
Lodging	0.3
Internet	0.3
Retail	0.3
Beverages	0.3
Airlines	0.3

Cosmetics/Personal Care	0.2%
Commercial Services	0.2
Credit Cards	0.2
Healthcare-Products	0.2
Trucking & Leasing	0.2
Equipment	0.2
Engineering & Construction	0.2
Computers	0.1
Home Equity Loans	0.1
Office/Business Equipment	0.1
Oil & Gas Services	0.1
Hand/Machine Tools	0.1
Forest Products & Paper	0.1
Machinery-Diversified	0.1
Home Builders	0.1
Packaging & Containers	0.1
Building Materials	0.1
Leisure Time	0.0	*
Transportation	0.0	*
Miscellaneous Manufacturing	0.0	*
Options Purchased	0.0	*
Collateralized Debt Obligation	0.0	*
Apparel	0.0	*
Small Business Loan	0.0	*
Iron/Steel	0.0	*
Auto Parts & Equipment	0.0	*
Multi-National	0.0	*
Environmental Control	0.0	*
Holding Companies-Diversified	0.0	*
Electronics	0.0	*
Machinery-Construction & Mining	0.0	*
Distribution/Wholesale	0.0	*
Coal	0.0	*
Textiles	0.0	*

	110.1
Options Written	(0.1)
Liabilities in excess of other assets	(10.0)

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,259,338*		Due from/to broker-variation margin swaps	$1,563,721*
Credit contracts	—	—		Premiums received for OTC swap agreements	41,900
Credit contracts	Unrealized appreciation on OTC swap agreements	18,472		—	—
Foreign exchange contracts	Due from/to broker-variation margin futures	319,352*		Due from/to broker-variation margin futures	595,748*
Foreign exchange contracts	Unaffiliated investments	91,034		Options written outstanding, at value	53,736
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	119,135
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,069,616		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,262,079
Interest rate contracts	Due from/to broker-variation margin futures	17,390,205	*	Due from/to broker-variation margin futures	19,679,801	*
Interest rate contracts	Due from/to broker-variation margin swaps	7,609,655	*	Due from/to broker-variation margin swaps	3,866,357	*
Interest rate contracts	Unaffiliated investments	1,576,240		Options written outstanding, at value	1,908,677
Interest rate contracts	Unrealized appreciation on OTC swap agreements	176,207		Unrealized depreciation on OTC swap agreements	1,487,459

		$ 29,510,119			$32,578,613

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(543,032)
Foreign exchange contracts	(52,948)	139,519	1,553,588	(2,377,366)	—
Interest rate contracts	(3,835,891)	7,531,611	(4,007,957)	—	14,294,073

Total	$(3,888,839)	$7,671,130	$(2,454,369)	$(2,377,366)	$13,751,041

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$299,194
Foreign exchange contracts	(7,805)	11,345	(816,406)	(2,350,444)	—
Interest rate contracts	731,149	(352,371)	(4,097,636)	—	(14,499,333)

Total	$723,344	$(341,026)	$(4,914,042)	$(2,350,444)	$(14,200,139)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 760,696
Options Written (2)	68,458,214
Futures Contracts - Long Positions (2)	1,590,971,442
Futures Contracts - Short Positions (2)	1,397,777,727
Forward Foreign Currency Exchange Contracts - Purchased (3)	88,464,860
Forward Foreign Currency Exchange Contracts - Sold (3)	135,146,714
Cross Currency Exchange Contracts (4)	4,661,122
Interest Rate Swap Agreements (2)	207,941,058
Credit Default Swap Agreements - Buy Protection (2)	117,526,396
Credit Default Swap Agreements - Sell Protection (2)	179,401,333
Total Return Swap Agreements (2)	106,592,249

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$38,493,452	$(38,493,452)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$1,897	$ (6,772)	$ (4,875)	$—	$ (4,875)
BARC(5)	18,472	(41,900)	(23,428)	—	(23,428)
BNP(3)	254,126	(11,948)	242,178	—	242,178
BOA(3)	55,506	—	55,506	—	55,506
GSB(3)	176,124	(613,007)	(436,883)	—	(436,883)
GSI(5)	—	(486,677)	(486,677)	486,677	—
JPM(3)	60,049	(258,422)	(198,373)	40,000	(158,373)

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPM(5)	$176,207	$(1,497,626)	$(1,321,419)	$1,321,419	$—
MSCS(3)	556,178	(1,865,471)	(1,309,293)	—	(1,309,293)
SSB(5)	18,247	(169,687)	(151,440)	—	(151,440)
TD(5)	4,892	(19,571)	(14,679)	—	(14,679)

	$1,321,698	$(4,971,081)	$(3,649,383)	$1,848,096	$(1,801,287)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	Western Asset Management
(4)	Wellington Management Company, LLP
(5)	PGIM Fixed Income

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $38,493,452:
Unaffiliated investments (cost $4,584,762,738)	$4,233,539,764
Affiliated investments (cost $84,996,491)	84,992,318
Foreign currency, at value (cost $6,106,640)	6,133,722
Cash	752,476
Cash segregated for counterparty — OTC	40,000
Receivable for investments sold	182,125,875
Dividends and interest receivable	26,449,709
Receivable for Portfolio shares sold	11,765,420
Due from broker-variation margin futures	2,180,131
Deposit with broker for centrally cleared/exchange-traded derivatives	1,216,832
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,069,616
Unrealized appreciation on OTC swap agreements	194,679
Tax reclaim receivable	8,899
Prepaid expenses and other assets	92,360

Total Assets	4,550,561,801

LIABILITIES
Payable for investments purchased	450,418,006
Forward commitment contracts, at value (proceeds receivable $129,398,631)	128,738,398
Payable to broker for collateral for securities on loan	39,008,096
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,262,079
Options written outstanding, at value (premiums received $1,441,937)	1,962,413
Unrealized depreciation on OTC swap agreements	1,487,459
Accrued expenses and other liabilities	750,944
Management fee payable	513,937
Due to broker-variation margin swaps	405,142
Due to broker-variation margin futures	312,461
Unrealized depreciation on OTC cross currency exchange contracts	119,135
Distribution fee payable	107,380
Premiums received for OTC swap agreements	41,900
Payable for Portfolio shares purchased	9,667
Payable to affiliate	8,899
Unrealized depreciation on unfunded loan commitments	4,679
Affiliated transfer agent fee payable	707

Total Liabilities	627,151,302

NET ASSETS	$3,923,410,499

Net assets were comprised of:
Partners’ Equity	$3,923,410,499

Net asset value and redemption price per share, $3,923,410,499 / 307,539,055 outstanding shares of beneficial interest	$12.76

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $46,515 foreign withholding tax)	$79,905,725
Unaffiliated dividend income	2,890,992
Income from securities lending, net (including affiliated income of $174,005)	179,669
Affiliated dividend income	84,777

Total income	83,061,163

EXPENSES
Management fee	8,979,319
Distribution fee	4,938,583
Custodian and accounting fees	191,632
Audit fee	49,589
Trustees’ fees	36,546
Professional fees	22,967
Shareholders’ reports	10,820
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,996
Miscellaneous	79,497

Total expenses	14,312,949
Less: Fee waiver and/or expense reimbursement	(877,230)

Net expenses	13,435,719

NET INVESTMENT INCOME (LOSS)	69,625,444

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $42,377)	(50,355,463)
Futures transactions	(2,454,369)
Forward and cross currency contract transactions	(2,377,366)
Options written transactions	7,671,130
Swap agreements transactions	13,751,041
Foreign currency transactions	(204,525)

(33,969,552)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(49,290))	79,981,592
Futures	(4,914,042)
Forward and cross currency contracts	(2,350,444)
Options written	(341,026)
Swap agreements	(14,200,139)
Foreign currencies	85,997
Unfunded loan commitment	7,631

58,269,569

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	24,300,017

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,925,461

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$69,625,444	$110,478,484
Net realized gain (loss) on investment and foreign currency transactions	(33,969,552)	(542,146,290)
Net capital gain distributions received	—	63,366
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	58,269,569	(346,731,642)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	93,925,461	(778,336,082)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [23,489,619 and 56,801,081 shares, respectively]	301,365,208	719,219,210
Net asset value of shares issued in merger [0 and 280,427,697 shares, respectively]	—	3,970,856,187
Portfolio shares purchased [27,908,073 and 180,222,780 shares, respectively]	(353,618,995)	(2,332,618,207)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(52,253,787)	2,357,457,190

TOTAL INCREASE (DECREASE)	41,671,674	1,579,121,108
NET ASSETS:
Beginning of period	3,881,738,825	2,302,617,717

End of period	$3,923,410,499	$3,881,738,825

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.44		$14.86	$15.20	$14.06	$12.52		$12.81

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.34	0.25	0.35	0.43		0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10		(2.76)	(0.59)	0.79	1.11		(0.70)

Total from investment operations	0.32		(2.42)	(0.34)	1.14	1.54		(0.29)

Capital Contributions	—		—	—	—	—	(b)(c)(d)	—	(c)(d)

Net Asset Value, end of period	$12.76		$12.44	$14.86	$15.20	$14.06		$12.52

Total Return(e)	2.57%		(16.29)%	(2.24)%	8.11%	12.30	%(f)	(2.26	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,923		$3,882	$2,303	$4,312	$3,747		$3,770
Average net assets (in millions)	$3,984		$4,299	$3,366	$3,729	$3,960		$3,308
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.68	%(h)	0.69%	0.77%	0.77%	0.75%		0.75%
Expenses before waivers and/or expense reimbursement	0.72	%(h)	0.73%	0.77%	0.77%	0.77%		0.77%
Net investment income (loss)	3.52	%(h)	2.57%	1.68%	2.40%	3.25%		3.33%
Portfolio turnover rate(i)(j)	178%		408%	106%	234%	235%		251%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value

REPURCHASE AGREEMENTS — 27.9%
BNS
5.06%, dated 06/30/23, due 07/03/23 in the amount of $30,012,650 collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 01/01/52-07/01/53), FNMA (coupon rates 3.000%-3.500%, maturity dates 03/01/52-08/01/52) and U.S. Treasury Securities (coupon rate 0.000%, maturity date 12/21/23) with the aggregate value, including accrued interest, of $30,612,977		30,000	$30,000,000
BOS
5.08%, dated 06/15/23, due 07/27/23 in the amount of $15,088,900 collateralized by U.S. Treasury Securities (coupon rate 1.750%, maturity date 01/31/29) with the aggregate value, including accrued interest, of $15,300,063		15,000	15,000,000
5.06%, dated 06/30/23, due 07/03/23 in the amount of $30,012,650 collateralized by U.S. Treasury Securities (coupon rate 0.375%, maturity date 11/30/25) with the aggregate value, including accrued interest, of $30,600,076		30,000	30,000,000
CAG
5.06%, dated 06/30/23, due 07/03/23 in the amount of $16,743,057 collateralized by U.S. Treasury Securities (coupon rate 1.250%, maturity date 03/31/28) with the aggregate value, including accrued interest, of $17,070,794		16,736	16,736,000
CIBC
5.06%, dated 06/15/23, due 07/27/23 in the amount of $28,165,293 collateralized by U.S. Treasury Securities (coupon rates 0.750%-4.625%, maturity dates 12/31/25-02/15/53) with the aggregate value, including accrued interest, of $28,632,341		28,000	28,000,000
5.07%, dated 06/15/23, due 07/27/23 in the amount of $28,165,620 collateralized by FHLB (coupon rates 2.000%-2.840%, maturity dates 02/25/36-01/27/42), FHLMC (coupon rates 2.500%-6.000%, maturity dates 09/01/36-12/01/52), FNMA (coupon rates 1.500%-6.000%, maturity dates 03/01/29-06/01/53) and GNMA (coupon rates 2.000%-6.000%, maturity dates 09/20/34-09/20/52) with the aggregate value, including accrued interest, of $28,632,400		28,000	28,000,000

Interest Rate	Maturity Date	Principal Amount (000)	Value

REPURCHASE AGREEMENTS (continued)
ING
5.08%, dated 06/15/23, due 07/27/23 in the amount of $25,148,167 collateralized by FHLMC (coupon rates 3.000%-6.000%, maturity dates 11/01/29-03/01/53), FNMA (coupon rates 1.500%-5.500%, maturity dates 06/01/32-04/01/53) and GNMA (coupon rate 4.500%, maturity date 04/20/52) with the aggregate value, including accrued interest, of $25,500,001		25,000	$25,000,000
5.08%, dated 06/16/23, due 07/28/23 in the amount of $10,059,267 collateralized by FHLMC (coupon rates 2.500%-6.000%, maturity dates 04/01/36-06/01/53), FNMA (coupon rates 1.500%-6.000%, maturity dates 06/01/33-06/01/53) and GNMA (coupon rate 4.500%, maturity date 04/20/52) with the aggregate value, including accrued interest, of $10,200,000		10,000	10,000,000
5.06%, dated 06/30/23, due 07/03/23 in the amount of $30,012,650 collateralized by FNMA (coupon rates 1.500%-6.000%, maturity dates 07/01/42-04/01/53) with the aggregate value, including accrued interest, of $30,600,000		30,000	30,000,000
NWS
5.07%, dated 06/29/23, due 07/06/23 in the amount of $10,009,858 collateralized by U.S. Treasury Securities (coupon rate 4.125%, maturity date 06/15/26) with the aggregate value, including accrued interest, of $10,210,107		10,000	10,000,000
5.08%, dated 06/29/23, due 07/06/23 in the amount of $10,009,878 collateralized by U.S. Treasury Securities (coupon rate 4.125%, maturity date 06/15/26) with the aggregate value, including accrued interest, of $10,210,107		10,000	10,000,000
5.07%, dated 06/30/23, due 07/07/23 in the amount of $20,019,717 collateralized by U.S. Treasury Securities (coupon rate 4.125%, maturity date 06/15/26) with the aggregate value, including accrued interest, of $20,420,116		20,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (cost $252,736,000)			252,736,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 58.4%
Federal Farm Credit Bank, SOFR + 0.025%
5.085%(c)	10/27/23	11,100	11,099,784

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)
5.085%(c)	09/27/23	9,000	$8,999,890
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
5.110%(c)	11/09/23	2,825	2,825,153
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
5.120%(c)	06/24/24	6,500	6,499,478
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)
5.130%(c)	05/09/24	9,000	9,000,000
Federal Farm Credit Bank, SOFR + 0.075% (Cap N/A, Floor 0.000%)
5.135%(c)	04/18/24	10,000	10,000,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
5.140%(c)	01/03/24	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.150% (Cap N/A, Floor 0.000%)
5.210%(c)	03/20/24	8,000	8,000,000
Federal Home Loan Bank
2.350%	07/05/23	9,500	9,497,227
5.000%(n)	07/24/23	6,000	5,981,063
5.000%	01/10/24	16,000	16,000,000
5.020%(n)	07/28/23	8,000	7,970,258
5.023%(n)	02/09/24	8,500	8,248,320
5.044%(n)	07/26/23	14,500	14,449,753
5.048%(n)	07/31/23	5,000	4,979,208
5.049%(n)	08/04/23	7,000	6,967,044
5.057%(n)	08/11/23	9,000	8,948,852
5.058%(n)	08/25/23	10,000	9,923,962
5.064%(n)	08/09/23	10,000	9,945,833
5.075%(n)	08/16/23	16,000	15,897,778
5.076%(n)	08/18/23	11,000	10,926,667
5.141%(n)	07/19/23	10,000	9,974,500
5.306%(n)	09/13/23	4,000	3,956,998
5.313%(n)	09/22/23	7,000	6,915,594
5.321%(n)	08/30/23	9,000	8,921,250
5.353%(n)	10/04/23	2,000	1,972,239
5.372%(n)	10/27/23	7,000	6,879,312
5.400%	03/27/24	9,000	9,000,000
Federal Home Loan Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)
5.075%(c)	09/08/23	24,000	24,000,000
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)
5.080%(c)	08/14/23	8,500	8,500,000
5.080%(c)	09/19/23	7,000	7,000,000
5.080%(c)	10/03/23	8,000	8,000,000
5.080%(c)	10/03/23	16,000	16,000,000
Federal Home Loan Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)
5.085%(c)	10/27/23	8,000	8,000,000
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)
5.095%(c)	12/08/23	9,000	9,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
5.100%(c)	10/06/23	9,000	9,000,000
5.100%(c)	01/17/24	9,000	9,000,000
5.100%(c)	01/29/24	8,000	8,000,000
Federal Home Loan Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)
5.105%(c)	02/09/24	9,000	9,000,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
5.110%(c)	07/06/23	14,000	14,000,000
5.110%(c)	08/29/23	8,250	8,250,000
Federal Home Loan Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)
5.115%(c)	05/03/24	8,000	8,000,000

Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
5.120%(c)	07/03/23	14,500	$14,500,000
5.120%(c)	10/02/23	8,250	8,250,000
Federal Home Loan Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)
5.130%(c)	11/27/23	7,000	7,000,000
5.130%(c)	12/14/23	9,000	9,000,000
Federal Home Loan Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
5.140%(c)	02/26/24	8,500	8,500,000
Federal Home Loan Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)
5.145%(c)	07/14/23	4,000	4,000,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
5.150%(c)	08/15/23	12,750	12,750,000
5.150%(c)	08/16/23	5,000	5,000,000
5.150%(c)	09/14/23	4,000	4,000,000
Federal Home Loan Bank, SOFR + 0.095% (Cap N/A, Floor 0.000%)
5.155%(c)	11/14/23	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
5.160%(c)	09/21/23	17,500	17,500,000
Federal Home Loan Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)
5.165%(c)	11/08/24	7,000	7,000,000
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)
5.180%(c)	09/06/23	10,000	10,000,000
5.180%(c)	09/20/23	6,000	6,001,193
5.180%(c)	03/06/24	8,000	8,000,000
5.180%(c)	03/14/24	3,000	3,000,000
5.180%(c)	11/18/24	6,000	6,000,000
Federal National Mortgage Assoc.
5.420%	03/28/24	9,000	9,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $529,031,356)			529,031,356

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Bills
4.945%(n)	07/06/23	5,000	4,996,606
5.040%(n)	08/15/23	23,000	22,857,464
5.097%(n)	07/13/23	27,000	26,954,615
5.178%(n)	07/20/23	8,000	7,978,420
5.239%(n)	10/17/23	7,000	6,891,850
5.304%(n)	10/24/23	17,000	16,716,905
5.315%(n)	10/10/23	18,000	17,736,239
5.316%(n)	10/31/23	8,500	8,354,426
5.374%(n)	09/07/23	9,000	8,909,866
U.S. Treasury Floating Rate Note, US Treasury 3 Month Bill Money Market Yield + 0.029% (Cap N/A, Floor 0.000%)
5.278%(c)	07/31/23	9,000	8,999,034

TOTAL U.S. TREASURY OBLIGATIONS (cost $130,395,425)			130,395,425

TOTAL INVESTMENTS—100.7% (cost $912,162,781)			912,162,781

Liabilities in excess of other assets — (0.7)%			(6,776,508)

NET ASSETS — 100.0%			$905,386,273

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(n)	Rate quoted represents yield to maturity as of purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$252,736,000	$—
U.S. Government Agency Obligations	—	529,031,356	—
U.S. Treasury Obligations	—	130,395,425	—

Total	$—	$912,162,781	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

U.S. Government Agency Obligations	58.4%
Repurchase Agreements	27.9
U.S. Treasury Obligations	14.4

100.7
Liabilities in excess of other assets	(0.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	BNS	$30,000,000	$(30,000,000)	$—
Repurchase Agreements	BOS	45,000,000	(45,000,000)	—
Repurchase Agreement	CAG	16,736,000	(16,736,000)	—
Repurchase Agreements	CIBC	56,000,000	(56,000,000)	—
Repurchase Agreements	ING	65,000,000	(65,000,000)	—
Repurchase Agreements	NWS	40,000,000	(40,000,000)	—

		$252,736,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments, at value:	$659,426,781
Repurchase Agreements (cost $252,736,000)	252,736,000
Cash	634
Interest receivable	3,169,459
Prepaid expenses	1,170

Total Assets	915,334,044

LIABILITIES
Payable for investments purchased	8,354,426
Payable for Portfolio shares purchased	1,444,085
Accrued expenses and other liabilities	65,673
Management fee payable	58,065
Distribution fee payable	24,815
Affiliated transfer agent fee payable	707

Total Liabilities	9,947,771

NET ASSETS	$905,386,273

Net assets were comprised of:
Partners’ Equity	$905,386,273

Net asset value and redemption price per share, $905,386,273 / 904,708,713 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
Interest income	$22,368,126

EXPENSES
Management fee	1,391,980
Distribution fee	1,159,984
Custodian and accounting fees	48,959
Professional fees	13,978
Audit fee	12,992
Trustees’ fees	11,876
Shareholders’ reports	4,053
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Miscellaneous	12,398

Total expenses	2,660,217

NET INVESTMENT INCOME (LOSS)	19,707,909

REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	893

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,708,802

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$19,707,909	$11,823,119
Net realized gain (loss) on investment transactions	893	4,299

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,708,802	11,827,418

DISTRIBUTIONS	(19,708,802)	(11,828,697)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [170,542,186 and 573,797,542 shares, respectively]	170,542,186	573,797,542
Portfolio shares issued in reinvestment of distributions [19,708,800 and 11,828,697 shares, respectively]	19,708,802	11,828,697
Portfolio shares purchased [254,142,171 and 460,353,641 shares, respectively]	(254,142,171)	(460,353,641)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(63,891,183)	125,272,598

TOTAL INCREASE (DECREASE)	(63,891,183)	125,271,319
NET ASSETS:
Beginning of period	969,277,456	844,006,137

End of period	$905,386,273	$969,277,456

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021		2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.02		0.01	—	(b)	— (b)	0.02		0.01
Less Dividends and Distributions	(0.02)		(0.01)	—	(b)	— (b)	(0.02)		(0.01)
Capital Contributions	—		—	—		—	—	(b)(c)	—

Net Asset Value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Total Return(d)	2.15%		1.22%	—	%(b)	0.22%	1.69	%(e)	1.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$905		$969	$844		$946	$721		$757
Average net assets (in millions)	$936		$941	$893		$903	$727		$744
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.57	%(f)	0.44%	0.06%		0.27%	0.58%		0.57%
Expenses before waivers and/or expense reimbursement	0.57	%(f)	0.57%	0.57%		0.57%	0.58%		0.59%
Net investment income (loss)	4.25	%(f)	1.26%	—	%(b)	0.18%	1.66%		1.28%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 95.0%
ASSET-BACKED SECURITIES — 1.0%
Collateralized Loan Obligations
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
6.419%(c)	02/20/30	1,507	$1,491,292
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.280%(c)	04/17/30	1,457	1,447,015

TOTAL ASSET-BACKED SECURITIES (cost $2,943,973)			2,938,307

CONVERTIBLE BONDS — 0.1%
Media — 0.1%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	365	86,665
4.000%	11/15/29	499	119,652

			206,317

Telecommunications — 0.0%
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $10,226; purchased 06/23/20 - 04/03/23)(f)
7.000%	07/17/23(oo)	54	5,913

TOTAL CONVERTIBLE BONDS (cost $668,830)			212,230

CORPORATE BONDS — 79.8%
Advertising — 1.0%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.750%	04/15/28(a)	335	262,794
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	935	850,372
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	720	510,368
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
6.250%	06/15/25	354	354,062
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29	595	512,127
Summer BC Bidco B LLC,
Sr. Sec’d. Notes, 144A
5.500%	10/31/26	400	340,712

			2,830,435

Aerospace & Defense — 1.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	375	372,973
5.930%	05/01/60	450	445,462
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	575	541,069

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
7.125%	06/15/26	175	$173,350
7.500%	03/15/25	758	757,052
7.500%	02/01/29(a)	875	861,875
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.950%	02/01/37	245	249,608
6.750%	01/15/28	208	215,702
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	320	317,656
Sr. Sec’d. Notes, 144A
9.375%	11/30/29	175	187,591
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	425	377,956
5.500%	11/15/27	405	383,002
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	424	421,931

			5,305,227

Agriculture — 0.3%
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30	450	439,750
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	375	326,404

			766,154

Airlines — 1.2%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28	100	99,461
11.750%	07/15/25	200	219,427
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	605	598,006
5.750%	04/20/29(a)	1,323	1,280,320
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	100	94,648
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	475	451,307
4.625%	04/15/29	397	361,766
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	175	140,438
7.875%	05/01/27(a)	250	224,063
9.500%	06/01/28	200	183,000

			3,652,436

Apparel — 0.2%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	150	126,479

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Apparel (cont’d.)
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	600	$477,763

			604,242

Auto Manufacturers — 2.3%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29(a)	555	541,630
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	975	748,539
5.291%	12/08/46	269	220,901
7.400%	11/01/46	225	231,536
9.625%	04/22/30	600	697,552
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	289	247,055
4.125%	08/17/27	933	850,807
4.271%	01/09/27	900	832,838
4.542%	08/01/26	893	839,275
6.800%	05/12/28	200	200,454
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	470	445,394
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	375	376,406
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A (original cost $553,313; purchased 09/21/20 - 12/13/21)(f)
9.500%	10/01/28	525	515,754

			6,748,141

Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	425	402,900
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	355	359,438
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	221	214,805
6.500%	04/01/27(a)	575	545,423
6.875%	07/01/28	225	210,508
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	437	433,722
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	200	167,852
4.500%	02/15/32	175	145,186
5.375%	11/15/27	420	400,560
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	07/15/31(a)	1,015	881,741

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	150	$140,145

			3,902,280

Banks — 0.1%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	200	167,616
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	05/01/26	125	113,843
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	200	148,036

			429,495

Biotechnology — 0.2%
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28	411	237,035
Grifols Escrow Issuer SA (Spain),
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28(a)	485	419,525

			656,560

Building Materials — 2.0%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	460	429,937
6.375%	06/15/32	200	198,654
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	200	189,707
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	225	215,405
Emerald Debt Merger Sub LLC,
Sr. Sec’d. Notes, 144A
6.625%	12/15/30	570	565,593
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	586	548,029
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	165	160,878
4.875%	12/15/27(a)	480	425,101
Knife River Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	05/01/31	75	76,173
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	125	105,000
5.375%	02/01/28	25	23,758
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	625	518,461

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
PGT Innovations, Inc.,
Gtd. Notes, 144A
4.375%	10/01/29	410	$384,480
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	346	327,300
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	175	140,916
4.375%	07/15/30	1,180	1,022,602
5.000%	02/15/27	350	333,581
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)	333	314,902

			5,980,477

Chemicals — 2.5%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	400	399,255
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	150	108,294
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29(a)	125	78,218
Avient Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	08/01/30	285	288,264
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29	339	288,696
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	409	386,007
Gtd. Notes, 144A
4.625%	11/15/29	250	211,233
5.750%	11/15/28(a)	406	373,068
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000% (original cost $684,186; purchased 08/07/17 - 04/05/19)(f)
10.250%	09/01/27	687	610,263
Diamond BC BV,
Gtd. Notes, 144A
4.625%	10/01/29(a)	395	401,913
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28	480	418,872
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.375%	01/15/26	300	271,500
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28(a)	375	276,333
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	423	403,436
5.250%	06/01/27	170	150,238

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28	225	$219,408
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	218	211,198
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	340	267,325
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	671	669,292
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.125%	04/01/29	455	218,400
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	510	423,433
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31(a)	100	81,315
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(d)	568	21,300
Sr. Sec’d. Notes, 144A
9.500%	07/01/25(d)	325	214,500
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27	325	302,623
7.375%	03/01/31	50	49,289

			7,343,673

Coal — 0.1%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
13.125%	05/01/28	100	94,750
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	259	266,094

			360,844

Commercial Services — 4.0%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32(a)	860	738,880
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	198	179,879
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	590	559,699
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)	525	388,970
9.750%	07/15/27	854	752,115

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		620	$524,811
4.625%	06/01/28		200	167,500
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26		150	139,938
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		425	372,550
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		505	437,347
4.750%	10/15/29		175	157,522
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.375%	03/01/29(a)		605	561,126
5.750%	07/15/27(a)		227	217,793
Avis Budget Finance PLC,
Gtd. Notes
4.750%	01/30/26	EUR	175	186,942
Block, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/31		635	526,656
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		150	139,578
Garda World Security Corp. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	02/15/27		350	319,375
Sr. Unsec’d. Notes, 144A
9.500%	11/01/27		320	307,200
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30		305	265,868
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27		449	431,061
Hertz Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/24(d)		484	14,520
6.000%	01/15/28(d)		379	30,320
7.125%	08/01/26(d)		255	17,850
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26		640	577,750
5.000%	12/01/29		200	165,219
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		700	603,360
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28		525	447,454
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29		275	248,069

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	520	$510,091
Service Corp. International,
Sr. Unsec’d. Notes
5.125%	06/01/29(a)	635	599,523
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	550	466,361
5.250%	01/15/30	535	510,754
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	250	250,288

			11,816,369

Computers — 0.9%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	340	295,586
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	560	500,931
5.125%	04/15/29	530	469,223
5.750%	09/01/27	150	149,990
6.125%	09/01/29(a)	315	315,355
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	295	276,883
Seagate HDD Cayman,
Gtd. Notes
3.125%	07/15/29	650	497,250
Gtd. Notes, 144A
9.625%	12/01/32	165	182,325

			2,687,543

Cosmetics/Personal Care — 0.3%
Coty, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	04/15/26	465	448,047
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28	479	452,765

			900,812

Distribution/Wholesale — 0.3%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	600	521,216
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	125	130,000
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	50,250
Wesco Aircraft Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	11/15/26(d)(a)	451	47,145

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale (cont’d.)
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	175	$174,071

			922,682

Diversified Financial Services — 2.2%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24	125	122,235
Coinbase Global, Inc.,
Gtd. Notes, 144A
3.375%	10/01/28	275	184,433
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	508	462,698
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26	75	68,174
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	450	370,458
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	325	186,576
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	235	206,683
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
8.375%	05/01/28	50	50,561
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	550	446,346
6.000%	01/15/27(a)	582	541,505
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29	250	213,299
6.750%	06/25/25	125	123,156
9.375%	07/25/30	100	99,458
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	320	317,162
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	250	204,433
4.000%	09/15/30(a)	325	250,589
6.625%	01/15/28	195	183,914
7.125%	03/15/26	1,189	1,170,440
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	175	140,783
5.375%	10/15/25	225	213,321
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29(a)	751	631,388
3.875%	03/01/31	405	328,378

			6,515,990

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric — 2.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	276	$223,921
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	125	106,072
5.000%	02/01/31	500	413,596
5.125%	03/15/28	2,741	2,456,044
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	611	396,928
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	250	237,053
Gtd. Notes, 144A
3.625%	02/15/31	1,425	1,114,784
3.875%	02/15/32	250	193,262
5.250%	06/15/29	420	375,081
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	225	211,982
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	626	574,646
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28	395	355,328
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	575	538,119
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)	745	652,089
5.500%	09/01/26	250	240,836
5.625%	02/15/27	582	557,921

			8,647,662

Electrical Components & Equipment — 0.6%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	485	417,980
4.750%	06/15/28	342	305,189
6.500%	12/31/27	200	192,603
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	150	151,761
7.250%	06/15/28	573	584,608

			1,652,141

Electronics — 0.6%
Coherent Corp.,
Gtd. Notes, 144A
5.000%	12/15/29(a)	585	528,462
Imola Merger Corp.,
Sr. Sec’d. Notes, 144A
4.750%	05/15/29	416	362,766

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electronics (cont’d.)
Likewize Corp.,
Sr. Sec’d. Notes, 144A (original cost $552,388; purchased 10/08/20 - 11/12/21)(f)
9.750%	10/15/25	530	$511,671
Sensata Technologies, Inc.,
Gtd. Notes, 144A
4.375%	02/15/30	420	377,415

			1,780,314

Engineering & Construction — 0.5%
Dycom Industries, Inc.,
Gtd. Notes, 144A
4.500%	04/15/29	415	376,923
Global Infrastructure Solutions, Inc.,
Gtd. Notes, 144A
5.625%	06/01/29	600	489,713
MasTec, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/29	280	261,226
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	495	447,656

			1,575,518

Entertainment — 2.3%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26	76	54,328
Boyne USA, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/29	465	421,596
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	379	377,319
7.000%	02/15/30	550	552,678
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29	500	436,504
8.125%	07/01/27	350	357,784
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	400	388,142
CDI Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	75	69,906
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29	95	86,324
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31	75	74,266
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	325	326,038
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	275	244,950

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
6.750%	02/15/29	100	$88,577
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.625%	03/15/26	398	389,013
Sr. Sec’d. Notes, 144A
6.500%	05/15/27	455	457,440
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	325	287,869
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	225	184,445
5.625%	01/15/27	550	516,869
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)	275	202,842
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	325	286,043
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.500%	04/15/27	230	216,526
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	743	666,183

			6,685,642

Environmental Control — 0.6%
Covanta Holding Corp.,
Gtd. Notes, 144A
4.875%	12/01/29	50	43,483
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28	775	689,207
4.375%	08/15/29	387	342,495
4.750%	06/15/29	25	22,750
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29	435	353,396
Stericycle, Inc.,
Gtd. Notes, 144A
3.875%	01/15/29(a)	263	233,895

			1,685,226

Foods — 2.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	150	130,456
4.625%	01/15/27	1,845	1,749,527
5.875%	02/15/28	25	24,291
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	125	119,257
5.250%	09/15/27	725	629,550
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28	200	155,513

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)		150	$149,979
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	175	172,244
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26		65	66,766
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27		561	542,965
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32		250	199,083
4.250%	04/15/31		525	450,449
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		689	604,204
5.500%	12/15/29		981	907,436
5.625%	01/15/28		15	14,429
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		175	149,346

				6,065,495

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		123	113,133
5.875%	08/20/26		783	738,922

				852,055

Healthcare-Products — 0.7%
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30(a)		300	249,277
6.750%	02/15/30		75	68,093
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		814	707,993
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		1,240	1,076,342

				2,101,705

Healthcare-Services — 3.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28(a)		587	561,257
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30		300	257,959
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31(a)		1,675	1,265,683
5.625%	03/15/27		460	406,859

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,254	$1,807,562
4.625%	06/01/30	269	230,987
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	625	582,688
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	1,075	635,284
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25(a)	450	426,088
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	200	167,787
Syneos Health, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	330	322,942
Tenet Healthcare Corp.,
Sec’d. Notes
6.250%	02/01/27	1,054	1,045,187
Sr. Sec’d. Notes
4.250%	06/01/29	933	842,884
4.375%	01/15/30	300	270,705
4.625%	06/15/28	350	327,044
Sr. Sec’d. Notes, 144A
6.750%	05/15/31	225	226,276
Sr. Unsec’d. Notes
6.875%	11/15/31	850	848,391

			10,225,583

Home Builders — 2.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	401	342,147
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	525	495,277
7.250%	10/15/29(a)	550	535,963
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	600	472,500
6.250%	09/15/27	175	158,812
Century Communities, Inc.,
Gtd. Notes, 144A
3.875%	08/15/29(a)	175	151,792
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	200	183,862
5.000%	03/01/28	300	276,040
KB Home,
Gtd. Notes
4.800%	11/15/29	486	447,611
7.250%	07/15/30	250	254,609

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	100	$86,087
4.950%	02/01/28	150	139,827
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	800	686,000
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	325	289,940
4.750%	04/01/29	50	43,665
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	412	378,954
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	575	559,274
5.875%	06/15/27	200	196,778
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	20	18,582
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	295	285,107

			6,002,827

Home Furnishings — 0.3%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	1,010	874,634

Household Products/Wares — 0.9%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	825	696,293
Central Garden & Pet Co.,
Gtd. Notes
4.125%	10/15/30	550	461,339
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27	525	464,746
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	125	115,313
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	340	305,008
5.500%	07/15/30	544	496,507

			2,539,206

Housewares — 0.7%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.875%	04/01/36	330	277,232
6.625%	09/15/29(a)	450	431,862
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	425	334,430
4.375%	02/01/32	200	158,723
4.500%	10/15/29(a)	871	755,658

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares (cont’d.)
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	250	$153,881

			2,111,786

Insurance — 0.1%
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A (original cost $270,188; purchased 10/07/21)(f)
5.875%	04/15/29	275	238,559

Internet — 0.5%
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	665	577,481
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	250	209,192
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	275	204,242
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	250	245,284
Shutterfly Finance LLC,
Sec’d. Notes, 144A, Cash coupon 8.500% or PIK 4.250%
8.500%	10/01/27	248	152,467
Sr. Sec’d. Notes, 144A
9.750%	10/01/27	56	55,847

			1,444,513

Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	790	681,187

Iron/Steel — 0.8%
ATI, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	630	611,669
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	479	474,955
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28(a)	350	343,168
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.875%	06/01/27	64	62,484
Gtd. Notes, 144A
4.625%	03/01/29	130	117,500
6.750%	04/15/30	175	168,691
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	325	290,338
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29(a)	270	267,079

			2,335,884

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time — 2.1%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	200	$183,500
7.625%	03/01/26	375	366,562
Sec’d. Notes, 144A
9.875%	08/01/27	340	353,175
10.500%	02/01/26	250	262,813
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	906	802,942
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28	125	127,102
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	325	303,875
Sr. Sec’d. Notes, 144A
8.375%	02/01/28	200	209,000
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	150	142,500
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	225	204,073
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	150	152,031
9.250%	01/15/29	940	997,951
Sr. Sec’d. Notes, 144A
8.250%	01/15/29	510	535,500
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	50	46,750
5.500%	04/01/28	200	186,012
11.625%	08/15/27	325	353,616
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	275	251,625
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	325	297,375
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	640	525,064

			6,301,466

Lodging — 1.3%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	414	385,984
Marriott Ownership Resorts, Inc.,
Gtd. Notes
4.750%	01/15/28	331	298,859
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	477	450,260
4.750%	10/15/28(a)	615	558,539
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.800%	03/08/27	550	475,272

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	513	$461,052
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	225	217,712
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	311	305,888
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	400	333,000
5.625%	08/26/28(a)	300	258,750

			3,745,316

Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	175	163,798

Machinery-Diversified — 0.8%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31	150	160,048
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	690	704,130
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	300	244,217
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A (original cost $1,070,210; purchased 08/17/16 - 07/09/18)(f)
10.125%	08/01/24	1,014	1,017,999
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	200	184,298

			2,310,692

Media — 9.0%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	560	446,482
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	235	231,445
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,681	1,337,049
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,915	1,547,024
4.500%	06/01/33	574	450,812
4.750%	03/01/30(a)	3,056	2,614,893
5.000%	02/01/28	1,139	1,038,210
5.125%	05/01/27	425	395,237
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	215	146,339

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
5.375%	02/01/28	1,560	$1,257,838
6.500%	02/01/29	250	202,659
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	988	439,845
5.750%	01/15/30	1,450	684,620
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $4,286,225; purchased 07/18/19 - 05/19/21)(f)
6.625%	08/15/27(d)	5,020	149,352
Sec’d. Notes, 144A (original cost $1,578,917; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	2,365	78,215
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27	175	158,457
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,040	485,202
5.875%	11/15/24(a)	1,529	1,344,493
7.750%	07/01/26	3,306	2,027,510
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	605	487,882
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	275	268,925
Gannett Holdings LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/26	255	215,282
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30(a)	370	243,625
5.875%	07/15/26	500	448,597
7.000%	05/15/27(a)	443	377,910
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	703	468,209
Sr. Sec’d. Notes
6.375%	05/01/26	250	210,623
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	206	157,548
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	605	533,049
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28	527	457,256
5.625%	07/15/27	671	625,603
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	595	475,120
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	735	429,042
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29	580	468,610

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	95	$77,510
Sinclair Television Group, Inc.,
Gtd. Notes, 144A (original cost $320,225; purchased 05/04/23 - 06/06/23)(f)
5.125%	02/15/27	390	330,527
Sr. Sec’d. Notes, 144A
4.125%	12/01/30	410	269,912
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30	612	499,976
5.000%	08/01/27	513	474,216
5.500%	07/01/29	915	834,543
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29(a)	650	562,426
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	200	195,747
6.625%	06/01/27	1,280	1,235,098
7.375%	06/30/30	350	333,617
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	357	340,935
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	419	377,100
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	400	321,000

			26,755,570

Mining — 1.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27	400	387,129
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	300	269,154
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.500%	04/01/25(a)	925	921,735
8.625%	06/01/31	200	204,000
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	215	213,163
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	150	139,309
6.125%	04/01/29	380	349,125
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	385	358,543
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	175	144,431

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
4.750%	01/30/30	500	$444,404

			3,430,993

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	100	97,001
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	220	197,081
Trinity Industries, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	07/15/28	125	126,005

			420,087

Oil & Gas — 5.2%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	175	172,257
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24^(d)	5,175	35,190
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	675	625,246
8.375%	07/15/26	628	653,860
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	350	338,538
9.000%	11/01/27	250	309,842
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	159	156,612
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	270	283,500
Baytex Energy Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27	420	424,158
Chesapeake Energy Corp.,
Gtd. Notes, 144A
6.750%	04/15/29	980	972,917
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.375%	06/15/26	75	72,455
7.000%	06/15/25	300	294,587
Civitas Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	07/01/28	365	369,242
8.750%	07/01/31	190	192,907
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	355	352,122
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	325	282,300
6.750%	03/01/29	655	599,732

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Crescent Energy Finance LLC,
Sr. Unsec’d. Notes, 144A
9.250%	02/15/28	100	$96,976
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	175	164,549
Encino Acquisition Partners Holdings LLC,
Gtd. Notes, 144A
8.500%	05/01/28	270	246,523
Gulfport Energy Corp.,
Gtd. Notes
8.000%	05/17/26	545	547,704
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	575	523,979
6.000%	02/01/31	325	292,192
6.250%	11/01/28	561	528,871
6.250%	04/15/32	275	246,439
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	200	187,000
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	695	646,982
7.500%	01/15/28	475	414,438
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	25	23,780
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	50	50,782
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.625%	05/01/30	400	345,896
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
7.125%	01/15/26	355	348,788
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29	175	182,202
Gtd. Notes, 144A
4.750%	02/15/30(a)	943	849,515
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25(a)	340	333,225
6.625%	01/15/27	190	185,816
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	525	463,819
5.375%	02/01/29	570	538,083
5.375%	03/15/30(a)	375	349,931
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	395	350,602
4.500%	04/30/30	225	197,723
6.000%	04/15/27	415	409,747

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	125	$123,561
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	150	135,563
11.500%	01/30/27(a)	138	142,140
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	75	75,023
Vital Energy, Inc.,
Gtd. Notes
9.500%	01/15/25	165	164,452

			15,301,766

Packaging & Containers — 2.6%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27(a)	800	647,881
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27	600	502,500
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	375	315,000
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.875%	11/15/29	635	511,848
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	405	345,738
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	400	300,000
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	250	211,893
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28(a)	325	295,938
6.750%	07/15/26	330	324,547
9.500%	11/01/28	50	50,910
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	175	146,582
10.500%	07/15/27	300	288,012
Mauser Packaging Solutions Holding Co.,
Sec’d. Notes, 144A
9.250%	04/15/27	365	337,286
Sr. Sec’d. Notes, 144A
7.875%	08/15/26	725	719,127
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27	711	706,876
7.250%	05/15/31	75	75,924
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	175	152,723

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	531	$473,612
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	50	49,628
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	250	259,295
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29(a)	500	445,996
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	650	622,375

			7,783,691

Pharmaceuticals — 2.4%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	800	638,885
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	1,293	709,674
9.250%	04/01/26(a)	437	368,152
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	425	172,125
5.000%	02/15/29	196	78,400
5.250%	01/30/30	2,211	873,345
6.250%	02/15/29	1,700	697,000
9.000%	12/15/25(a)	398	346,260
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	955	568,416
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
6.650%	08/28/28(a)	365	354,567
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sec’d. Notes, 144A
9.500%	07/31/27(d)	72	4,320
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Sec’d. Notes, 144A
10.000%	06/15/29	61	9,168
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	258	229,091
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	875	721,753
Owens & Minor, Inc.,
Gtd. Notes, 144A
4.500%	03/31/29(a)	495	414,573
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	325	266,374

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27(d)	762	$567,466

			7,019,569

Pipelines — 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	375	348,232
5.750%	01/15/28	1,090	1,044,972
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	07/15/26	265	262,120
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	175	159,183
Sr. Unsec’d. Notes, 144A
4.500%	03/01/28	188	169,725
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32(a)	650	536,281
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	125	105,742
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	346	340,961
Gtd. Notes, 144A
8.000%	04/01/29	370	375,232
DT Midstream, Inc.,
Gtd. Notes, 144A
4.375%	06/15/31	595	513,003
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C, 3 Month LIBOR + 4.110%
9.618%(c)	07/31/23(oo)	505	416,960
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26(a)	870	809,628
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29	155	138,323
6.500%	07/01/27	355	350,106
7.500%	06/01/27	50	50,490
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26	474	449,470
8.000%	01/15/27	180	175,495
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	200	186,002
7.000%	08/01/27	10	9,735
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30(a)	615	536,749
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.375%	04/15/27	382	378,462

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	07/15/28	75	$75,457
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30	400	380,393
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	475	467,831
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	260	249,928
6.000%	06/01/26	526	513,094
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	205	181,877
6.875%	04/15/40	525	474,278
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	925	846,049
6.000%	03/01/27	899	849,626
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	355	310,111
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	06/01/28	290	294,947
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.500%	02/01/50	250	207,596

			12,208,058

Real Estate — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	475	429,092
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.375%	02/01/31	325	259,896
5.375%	08/01/28	355	317,528
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	450	359,773
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	04/15/30	275	195,938
5.750%	01/15/29	275	206,448

			1,768,675

Real Estate Investment Trusts (REITs) — 1.0%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	454	333,122
9.750%	06/15/25	337	323,736
Sr. Unsec’d. Notes
4.750%	05/01/24	25	23,287
4.750%	02/15/28	525	357,657

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Iron Mountain, Inc.,
Gtd. Notes, 144A
5.250%	03/15/28		639	$598,267
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		715	493,908
5.000%	10/15/27		350	294,566
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27		615	572,127
Gtd. Notes, 144A
4.500%	02/15/29		50	44,280

				3,040,950

Retail — 4.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	1,268		1,077,800
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29		100	81,502
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29(a)		475	422,786
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29		261	196,823
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		100	49,824
Bath & Body Works, Inc.,
Gtd. Notes
6.750%	07/01/36		325	292,879
6.875%	11/01/35		711	650,734
7.500%	06/15/29(a)		190	192,617
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27		75	66,036
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30		250	246,283
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29		175	143,938
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	400	413,321
6.250%	10/30/25(a)	EUR	473	490,147
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $68,969; purchased 08/04/22 - 08/24/22)(f)
5.375%	04/01/26		75	69,678
Sr. Unsec’d. Notes, 144A (original cost $303,594; purchased 08/02/22 - 08/24/22)(f)
5.875%	04/01/29		350	293,302
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30(a)		575	488,266

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	75	$65,958
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	250	208,813
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	745	527,358
3.875%	10/01/31	550	376,989
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28	322	283,114
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	350	289,709
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	250	214,532
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29(a)	405	352,970
Macy’s Retail Holdings LLC,
Gtd. Notes, 144A
5.875%	03/15/30	355	316,264
NMG Holding Co., Inc./Neiman Marcus Group LLC,
Sr. Sec’d. Notes, 144A
7.125%	04/01/26	300	278,829
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.375%	04/01/30(a)	430	355,428
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	575	451,303
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	75	59,626
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)	125	107,330
7.500%	10/15/27	75	72,740
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29	515	444,740
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	570	527,859
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
8.000%	11/15/26	776	379,452
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	200	198,138
Sonic Automotive, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29(a)	445	374,880
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29(a)	350	301,885

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
6.125%	07/01/29	370	$321,317
Sr. Sec’d. Notes, 144A
4.625%	07/01/28	365	327,122
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	551	454,045
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	391	227,275
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	608	511,581
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	725	633,287
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	150	135,973
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%
8.250%	03/15/26	125	119,881

			14,094,334

Semiconductors — 0.4%
ams-OSRAM AG (Austria),
Sr. Unsec’d. Notes, 144a
7.000%	07/31/25(a)	595	525,980
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	610	557,996

			1,083,976

Software — 0.6%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	485	407,921
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	650	583,871
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29	250	221,787
Sr. Sec’d. Notes, 144A
3.875%	07/01/28	245	216,642
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	315	301,535

			1,731,756

Telecommunications — 3.3%
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	517	313,059
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27	530	459,086

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	337	$235,186
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27(a)	432	345,454
Sr. Sec’d. Notes, 144A
6.000%	03/01/26	691	646,622
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $11,775; purchased 03/21/23 - 03/22/23)(f)
8.000%	04/01/25	30	13,050
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $769,774; purchased 05/22/20 - 04/08/21)(f)
8.000%	12/31/26	958	199,394
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $6,300; purchased 03/17/23)(f)
13.000%	12/31/25	10	6,900
Sr. Sec’d. Notes, 144A (original cost $184,500; purchased 03/15/23)(f)
8.750%	05/25/24	200	182,926
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $3,589,980; purchased 02/24/15 - 11/20/20)(f)
6.750%	12/31/23	4,638	881,220
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	530	324,053
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.875%	10/15/27(a)	650	594,041
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	630	591,066
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	475	444,125
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23^(d)	1,270	1
Gtd. Notes, 144A
8.500%	10/15/24^(d)	275	—
9.750%	07/15/25^(d)	3,551	4
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	1,060	967,250
Level 3 Financing, Inc.,
Gtd. Notes, 144A
4.625%	09/15/27	550	382,172
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	350	296,653
10.500%	05/15/30	170	172,564
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	475	354,860
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26	310	215,153

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	485	$586,199
Sprint LLC,
Gtd. Notes
7.125%	06/15/24	400	403,859
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	400	321,900
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	570	552,442
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	60	42,365
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	275	171,606

			9,703,210

Transportation — 0.2%
XPO Escrow Sub LLC,
Gtd. Notes, 144A
7.500%	11/15/27	420	433,168
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	315	317,593

			750,761

Trucking & Leasing — 0.0%
Fortress Transportation & Infrastructure Investors LLC,
Gtd. Notes, 144A
5.500%	05/01/28	175	160,533

TOTAL CORPORATE BONDS (cost $282,188,431)			236,698,498

FLOATING RATE AND OTHER LOANS — 5.1%
Auto Parts & Equipment — 0.2%
Adient US LLC,
Term B-1 Loan, 1 Month SOFR + 3.364%
8.467%(c)	04/10/28	279	278,411
Dexko Global, Inc.,
First Lien Closing Date Dollar Term Loan, 3 Month SOFR + 3.750%
9.253%(c)	10/04/28	401	381,881

			660,292

Beverages — 0.1%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 0.000%
5.242%(c)	03/31/28	317	306,426

Building Materials — 0.1%
ACProducts Holdings, Inc.,
Initial Term Loan, 3 Month SOFR + 4.512%
9.753%(c)	05/17/28	296	247,543

Chemicals — 0.1%
Venator Materials LLC,
DIP Loan, 3 Month SOFR + 10.000%
15.068%(c)	12/31/23^	258	262,921

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Chemicals (cont’d.)
Initial Term Loan
8.337%	08/08/24	204	$111,940

			374,861

Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.010%(c)	03/01/29	199	189,720

Cosmetics/Personal Care — 0.5%
Conair Holdings LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
9.288%(c)	05/17/28	689	648,321
Sunshine Luxembourg VII Sarl (Luxembourg),
Term Loan B3 (USD), 3 Month SOFR + 3.850%
9.092%(c)	10/01/26	739	733,740

			1,382,061

Electric — 0.1%
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 5.000%
12.500%(c)	07/30/26	1,491	357,857

Environmental Control — 0.1%
Madison IAQ LLC,
Initial Term Loan, 6 Month LIBOR + 3.250%
8.302%(c)	06/21/28	367	357,291

Foods — 0.2%
Moran Foods LLC,
2022 Incremental FLSO Loan (First Lien), 6 Month SOFR + 7.350%
12.215%(c)	06/30/26^	165	132,340
Extended Closing Date Loan (Second Lien), 3 Month SOFR + 7.000%
16.465%(c)	12/31/26	282	197,407
Extended Closing Date Term Loan, 6 Month SOFR + 7.350%
12.215%(c)	06/30/26	374	342,644

			672,391

Healthcare-Services — 0.2%
Phoenix Newco, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.364%
8.467%(c)	11/15/28	319	315,877
U.S. Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
10.193%(c)	06/26/26	429	191,792

			507,669

Housewares — 0.2%
SWF Holdings I Corp.,
Initial Term Loan, PRIME + 3.000%
10.233%(c)	10/06/28	583	470,470

Insurance — 0.2%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%
8.943%(c)	02/15/27	150	146,159

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Insurance (cont’d.)
Asurion LLC,
New B-4 Term Loan, 1 Month SOFR + 5.350%
10.452%(c)	01/20/29	480	$402,480

			548,639

Internet — 0.0%
Shutterfly Finance LLC,
2nd Lien PIK Term Loan, 3 Month SOFR + 5.000%
10.242%(c)	10/01/27	216	132,085

Machinery-Diversified — 0.1%
Titan Acquisition Ltd. (Canada),
Initial Term Loan, 6 Month LIBOR + 3.000%
8.731%(c)	03/28/25	97	94,656
Vertical Midco Gmbh (Germany),
Term Loan B, 6 Month LIBOR + 3.500%
8.602%(c)	07/30/27	274	271,954

			366,610

Media — 0.4%
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%
13.064%(c)	05/25/26	363	280,801
Second Lien Term loan
8.025%	08/24/26	216	6,664
Directv Financing LLC,
Closing Date Term Loan, 1 Month SOFR + 5.000%
10.217%(c)	08/02/27	497	485,536
iHeartCommunications, Inc.,
New Term Loan, 1 Month SOFR + 3.114%
8.217%(c)	05/01/26	390	337,629

			1,110,630

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/24^	20	2,154

Packaging & Containers — 0.2%
Graham Packaging Co., Inc.,
New Term Loan, 1 Month SOFR + 3.114%
8.217%(c)	08/04/27	351	348,219
LABL, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 5.100%
10.202%(c)	10/27/28	321	317,442

			665,661

Retail — 1.0%
Claire’s Stores, Inc.,
Term Loan B, 1 Month SOFR + 6.600%
11.702%(c)	12/18/26	615	558,492
EG America LLC (United Kingdom),
Project Becker Additional Facility, 1 Month SOFR + 4.364%
9.414%(c)	03/31/26	312	306,112
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
8.943%(c)	03/06/28	536	531,629

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Retail (cont’d.)
IRB Holding Corp.,
2022 Replacement Term B Loan, 1 Month SOFR + 3.100%
8.202%(c)	12/15/27	303	$300,768
Park River Holdings, Inc.,
Intial Term Loan, 6 Month LIBOR + 3.250%
8.522%(c)	12/28/27	192	183,888
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
8.753%(c)	03/03/28	516	512,785
White Cap Buyer LLC,
Initial Closing Date Term Loan, 1 Month SOFR + 3.750%
8.852%(c)	10/19/27	538	533,240

			2,926,914

Software — 0.7%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month SOFR + 3.864%
8.967%(c)	10/02/25	255	252,859
Second Lien Incremental Term Loan, 1 Month SOFR + 5.614%
10.717%(c)	02/27/26	150	145,661
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%
12.981%(c)	06/13/25	415	372,527
First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%
9.231%(c)	06/13/24	150	143,482
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month SOFR + 4.114%
9.217%(c)	12/01/27	606	604,269
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
10.511%(c)	07/14/28	585	508,391

			2,027,189

Telecommunications — 0.5%
CenturyLink, Inc.,
Term B Loan, 1 Month SOFR + 2.364%
7.467%(c)	03/15/27	241	184,749
Cincinnati Bell, Inc.,
Term B-2 Loan, 1 Month SOFR + 3.350%
8.452%(c)	11/22/28	693	662,599
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
8.981%(c)	05/27/24	25	22,775
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month SOFR + 4.000%
9.217%(c)	10/02/28	529	428,370
Initial Term Loan- Second Lien, 1 Month SOFR + 7.114%
12.217%(c)	10/01/29	195	92,869

			1,391,362

Transportation — 0.1%
First Student Bidco, Inc.,
Initial Term B Loan, 3 Month SOFR + 3.262%
8.501%(c)	07/21/28	310	298,834

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Transportation (cont’d.)
Initial Term C Loan, 3 Month SOFR + 3.262%
8.501%(c)	07/21/28	116	$112,012

			410,846

TOTAL FLOATING RATE AND OTHER LOANS (cost $17,561,542)			15,108,671

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Notes
3.000%	07/31/24(k)	544	530,273
4.250%	09/30/24	2,480	2,447,256
4.625%	02/28/25(a)	4,950	4,911,715

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,022,771)			7,889,244

	Shares
COMMON STOCKS — 2.5%
Broadline Retail — 0.0%
MYT Holding LLC (Class B Stock)*^	63,595	28,618
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	956	124,280

		152,898

Chemicals — 0.5%
TPC Group, Inc.*^	59,856	1,496,400

Commercial Services & Supplies — 0.0%
SAL TopCo LLC*^	21,315	53,287

Diversified Telecommunication Services — 0.0%
Windstream Holdings, Inc.*^	486	3,645

Electric Utilities — 0.6%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,898	1,340,820
Keycon Power Holdings LLC*^	2,665	338,188

		1,679,008

Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $353,979; purchased 04/02/19 - 09/26/19)(f)	1,289	190,085

Independent Power & Renewable Electricity Producers — 0.4%
Vistra Corp.	50,327	1,321,084

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.*	63,738	87,321
iHeartMedia, Inc. (Class A Stock)*	10,969	39,927

		127,248

Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp.	12,048	1,008,177
EP Energy Corp.*^	9,416	65,912

		1,074,089

Pharmaceuticals — 0.0%
Mallinckrodt PLC*	2,146	2,532

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail — 0.1%
Claire’s Private Placement*^	795	$238,500

Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	27,103	3

Wireless Telecommunication Services — 0.4%
Intelsat Emergence SA (Luxembourg)*	48,271	1,093,338

TOTAL COMMON STOCKS (cost $6,920,602)		7,432,117

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.1%
iShares 3-7 Year Treasury Bond ETF	25,881	2,983,044
iShares Broad USD High Yield Corporate Bond ETF	86,216	3,043,425
iShares iBoxx High Yield Corporate Bond ETF	40,411	3,033,654

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $9,710,202)		9,060,123

PREFERRED STOCKS — 0.6%
Broadline Retail — 0.1%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29*^	291,500	240,488

Gas Utilities — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $75,000; purchased 03/29/21)^(f)	75	75,000

Specialty Retail — 0.5%
Claire’s Stores, Inc., CVT*^	656	1,541,600

Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	32,246	322

TOTAL PREFERRED STOCKS (cost $640,070)		1,857,410

	Units
RIGHTS* — 0.1%
Energy Equipment & Services — 0.1%
Vistra Corp., expiring 01/23/27^	180,881	230,623

Wireless Telecommunication Services — 0.0%
Intelsat Jackson Holdings SA, Series A, CVR (Luxembourg), expiring 12/05/25^	5,054	48,169
Intelsat Jackson Holdings SA, Series B, CVR (Luxembourg), expiring 12/05/25^	5,054	10,004

		58,173

TOTAL RIGHTS (cost $0)		288,796

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Units	Value

WARRANTS* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	2,515	$62,875

(cost $25)

TOTAL LONG-TERM INVESTMENTS (cost $328,656,446)		281,548,271

	Shares
SHORT-TERM INVESTMENTS — 15.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	9,297,009	9,297,009
PGIM Institutional Money Market Fund (cost $35,216,207; includes $35,045,172 of cash collateral for securities on loan)(b)(wi)	35,231,865	35,207,204

TOTAL SHORT-TERM INVESTMENTS (cost $44,513,216)		44,504,213

TOTAL INVESTMENTS—110.0% (cost $373,169,662)		326,052,484
Liabilities in excess of other assets(z) — (10.0)%		(29,531,508)

NET ASSETS — 100.0%		$296,520,976

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,331,344 and 2.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,668,688; cash collateral of $35,045,172 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $14,689,749. The aggregate value of $5,369,808 is 1.8% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
27	2 Year U.S. Treasury Notes	Sep. 2023	$5,490,281	$(87,429)
136	5 Year U.S. Treasury Notes	Sep. 2023	14,564,750	(300,778)
30	10 Year U.S. Treasury Notes	Sep. 2023	3,367,969	(66,097)
1	20 Year U.S. Treasury Bonds	Sep. 2023	126,906	69

				(454,235)

Short Position:
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	272,438	2,684

				$(451,551)

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/23	BARC	GBP	161	$204,638	$204,542	$—	$ (96)
Euro,
Expiring 07/05/23	SSB	EUR	988	1,079,028	1,078,492	—	(536)

				$1,283,666	$1,283,034	—	(632)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/23	GSI	GBP	161	$199,325	$204,542	$—	$ (5,217)
Expiring 08/02/23	BARC	GBP	161	204,684	204,585	99	—
Euro,
Expiring 07/05/23	TD	EUR	988	1,065,666	1,078,492	—	(12,826)
Expiring 08/02/23	SSB	EUR	988	1,080,553	1,080,082	471	—

				$2,550,228	$2,567,701	570	(18,043)

						$570	$(18,675)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	9,306	$(98,258)	$(274,137)	$(175,879)
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	3,270	(43,791)	(49,920)	(6,129)

				$(142,049)	$(324,057)	$(182,008)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

agreement.

Total return swap agreements outstanding at June 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.090%	MSI	09/20/23	(3,980)	$(13,009)	$—	$(13,009)
iBoxx US Dollar Liquid Investment Grade Index(Q)	1 Day SOFR(T)/ 5.090%	BNP	09/20/23	(1,425)	4,005	—	4,005

					$(9,004)	$—	$(9,004)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$4,005	$(13,009)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$907,000	$530,273

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,938,307	$—
Convertible Bonds	—	212,230	—
Corporate Bonds	—	236,663,303	35,195
Floating Rate and Other Loans	—	14,711,256	397,415
U.S. Treasury Obligations	—	7,889,244	—
Common Stocks	2,459,041	1,283,423	3,689,653
Unaffiliated Exchange-Traded Funds	9,060,123	—	—
Preferred Stocks	—	—	1,857,410
Rights	—	—	288,796
Warrants	—	—	62,875

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$44,504,213	$—	$—

Total	$56,023,377	$263,697,763	$6,331,344

Other Financial Instruments*
Assets
Futures Contracts	$2,753	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	570	—
OTC Total Return Swap Agreement	—	4,005	—

Total	$2,753	$4,575	$—

Liabilities
Futures Contracts	$(454,304)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(18,675)	—
Centrally Cleared Credit Default Swap Agreements	—	(182,008)	—
OTC Total Return Swap Agreement	—	(13,009)	—

Total	$(454,304)	$(213,692)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and other Loans	Common Stocks	Preferred Stocks	Rights	Warrants
Balance as of 12/31/22	$35,195	$471,750	$3,829,495	$1,700,076	$288,796	$106,887
Realized gain (loss)	—	—	1	—	—	—
Change in unrealized appreciation (depreciation)	(264,126)	43,902	117,662	157,334	—	(44,012)
Purchases/Exchanges/Issuances	—	345,336	—	—	—	—
Sales/Paydowns	—	(46)	(1)	—	—	—
Accrued discount/premium	264,126	6,149	—	—	—	—
Transfers into Level 3*	—	—	—	—	—	—
Transfers out of Level 3*	—	(469,676)	(257,504)	—	—	—

Balance as of 06/30/23	$35,195	$397,415	$3,689,653	$1,857,410	$288,796	$62,875

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(264,126)	$43,902	$117,665	$157,334	$—	$(44,013)

*

It is the Portfolio’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Portfolio.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of June 30, 2023	Valuation Approach	Valuation Methodology	Unobservable Inputs

Corporate Bonds	$ 5	Market	Contingent Value	Contingent Value
Corporate Bonds	35,190	Market	Transaction Based	Unadjusted Last Traded Price
Floating Rate and Other Loans	2,154	Market	Enterprise Value	Discount Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Level 3 Securities**	Fair Value as of June 30, 2023	Valuation Approach	Valuation Methodology	Unobservable Inputs

Floating Rate and Other Loans	$132,340	Market	Transaction Based	Unadjusted Last Traded Price
Common Stocks	3	Market	Discounting	Discount Rate
Common Stocks	338,188	Market	Enterprise Value	Discount Rate
Common Stocks	53,287	Market	Transaction Based	Unadjusted Last Traded Price
Preferred Stocks	322	Market	Enterprise Value	EBIDTA Multiple
Preferred Stocks	75,000	Market	Transaction Based	Unadjusted Purchase Price
Rights	58,173	Market	Contingent Value	Contingent Value

	$694,662

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of June 30, 2023, the aggregate value of these securities and/or derivatives was $5,636,682. The unobservable inputs for these investments were not developed by the Portfolio and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (11.8% represents investments purchased with collateral from securities on loan)	15.0%
Media	9.5
Retail	5.7
Oil & Gas	5.2
Pipelines	4.1
Commercial Services	4.0
Telecommunications	3.8
Healthcare-Services	3.6
Chemicals	3.1
Unaffiliated Exchange-Traded Funds	3.1
Electric	3.0
Packaging & Containers	2.8
U.S. Treasury Obligations	2.7
Pharmaceuticals	2.4
Auto Manufacturers	2.3
Entertainment	2.3
Foods	2.2
Diversified Financial Services	2.2
Leisure Time	2.1
Building Materials	2.1
Home Builders	2.0
Aerospace & Defense	1.8
Auto Parts & Equipment	1.5
Software	1.3
Lodging	1.3
Airlines	1.2
Mining	1.2
Real Estate Investment Trusts (REITs)	1.0
Collateralized Loan Obligations	1.0
Computers	1.0
Advertising	1.0
Machinery-Diversified	0.9
Housewares	0.9
Household Products/Wares	0.9
Iron/Steel	0.8
Cosmetics/Personal Care	0.8
Healthcare-Products	0.7

Environmental Control	0.7%
Electronics	0.6
Specialty Retail	0.6
Real Estate	0.6
Electric Utilities	0.6
Electrical Components & Equipment	0.6
Internet	0.5
Engineering & Construction	0.5
Independent Power & Renewable Electricity Producers	0.4
Wireless Telecommunication Services	0.4
Semiconductors	0.4
Oil, Gas & Consumable Fuels	0.4
Transportation	0.3
Distribution/Wholesale	0.3
Home Furnishings	0.3
Gas	0.3
Insurance	0.3
Agriculture	0.3
Investment Companies	0.2
Biotechnology	0.2
Apparel	0.2
Broadline Retail	0.1
Banks	0.1
Miscellaneous Manufacturing	0.1
Coal	0.1
Beverages	0.1
Gas Utilities	0.1
Energy Equipment & Services	0.1
Machinery-Construction & Mining	0.1
Trucking & Leasing	0.0	*
Commercial Services & Supplies	0.0	*
Diversified Telecommunication Services	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Industry Classification (continued):

Technology Hardware, Storage & Peripherals	0.0 *%

110.0
Liabilities in excess of other assets	(10.0)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$182,008	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	570		Unrealized depreciation on OTC forward foreign currency exchange contracts	18,675
Interest rate contracts	Due from/to broker-variation margin futures	2,753	*	Due from/to broker-variation margin futures	454,304	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	4,005		Unrealized depreciation on OTC swap agreements	13,009

		$7,328			$667,996

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(35,977)
Foreign exchange contracts	—	(37,639)	—
Interest rate contracts	124,411	—	(25,669)

Total	$124,411	$(37,639)	$(61,646)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(105,368)
Foreign exchange contracts	—	20,426	—
Interest rate contracts	(394,133)	—	(32,865)

Total	$(394,133)	$20,426	$(138,233)

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$25,775,758
Futures Contracts - Short Positions (1)	180,354
Forward Foreign Currency Exchange Contracts - Purchased (2)	848,857
Forward Foreign Currency Exchange Contracts - Sold (2)	2,136,479
Credit Default Swap Agreements - Buy Protection (1)	9,964,000
Total Return Swap Agreements (1)	5,305,000

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$34,668,688	$(34,668,688)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$99	$(96)	$3	$—	$3
BNP	4,005	—	4,005	—	4,005
GSI	—	(5,217)	(5,217)	—	(5,217)
MSI	—	(13,009)	(13,009)	—	(13,009)
SSB	471	(536)	(65)	—	(65)
TD	—	(12,826)	(12,826)	—	(12,826)

	$4,575	$(31,684)	$(27,109)	$—	$(27,109)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST HIGH YIELD PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $34,668,688:
Unaffiliated investments (cost $328,656,446)	$281,548,271
Affiliated investments (cost $44,513,216)	44,504,213
Cash	135,280
Foreign currency, at value (cost $31,344)	31,857
Dividends and interest receivable	4,990,977
Deposit with broker for centrally cleared/exchange-traded derivatives	907,000
Receivable for investments sold	703,026
Receivable for Portfolio shares sold	73,442
Unrealized appreciation on OTC swap agreements .	4,005
Due from broker-variation margin futures	1,539
Unrealized appreciation on OTC forward foreign currency exchange contracts	570
Prepaid expenses and other assets	126,506

Total Assets	333,026,686

LIABILITIES
Payable to broker for collateral for securities on loan	35,045,172
Payable for investments purchased	806,535
Accrued expenses and other liabilities	486,499
Management fee payable	68,934
Due to broker-variation margin swaps	55,638
Unrealized depreciation on OTC forward foreign currency exchange contracts	18,675
Unrealized depreciation on OTC swap agreements .	13,009
Distribution fee payable	8,090
Payable for Portfolio shares purchased	2,231
Affiliated transfer agent fee payable	707
Trustees’ fees payable	220

Total Liabilities	36,505,710

NET ASSETS	$296,520,976

Net assets were comprised of:
Partners’ Equity.	$296,520,976

Net asset value and redemption price per share, $296,520,976 / 25,907,937 outstanding shares of beneficial interest	$11.45

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$10,121,915
Unaffiliated dividend income	468,145
Income from securities lending, net (including affiliated income of $128,127)	155,334
Affiliated dividend income	26,963

Total income	10,772,357

EXPENSES
Management fee	919,389
Distribution fee	394,982
Custodian and accounting fees	54,008
Audit fee	25,885
Professional fees	10,623
Trustees’ fees	6,921
Shareholders’ reports	5,721
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Miscellaneous	20,346

Total expenses	1,441,872
Less: Fee waiver and/or expense reimbursement	(98,233)

Net expenses	1,343,639

NET INVESTMENT INCOME (LOSS)	9,428,718

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $22,410)	(9,751,508)
Futures transactions	124,411
Forward currency contract transactions	(37,639)
Swap agreements transactions	(61,646)
Foreign currency transactions	(763)

(9,727,145)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(26,104))	13,344,104
Futures	(394,133)
Forward currency contracts	20,426
Swap agreements.	(138,233)
Foreign currencies	351

12,832,515

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	3,105,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,534,088

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$9,428,718	$21,605,133
Net realized gain (loss) on investment and foreign currency transactions	(9,727,145)	(15,792,394)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,832,515	(68,424,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,534,088	(62,611,561)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,106,845 and 7,035,370 shares, respectively]	23,928,969	79,151,170
Portfolio shares purchased [7,774,950 and 28,053,528 shares, respectively]	(86,946,368)	(322,582,510)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(63,017,399)	(243,431,340)

TOTAL INCREASE (DECREASE)	(50,483,311)	(306,042,901)
NET ASSETS:
Beginning of period	347,004,287	653,047,188

End of period.	$296,520,976	$347,004,287

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST HIGH YIELD PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.99		$12.42	$11.68	$11.38	$9.87		$10.07

Income (Loss) From Investment Operations:
Net investment income (loss)	0.33		0.58	0.51	0.57	0.64		0.60
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13		(2.01)	0.23	(0.27)	0.87		(0.80)

Total from investment operations.	0.46		(1.43)	0.74	0.30	1.51		(0.20)

Capital Contributions	—		—	—	—	—	(b)(c)	—	(c)(d)

Net Asset Value, end of period.	$11.45		$10.99	$12.42	$11.68	$11.38		$9.87

Total Return(e)	4.19%		(11.51)%	6.34%	2.64%	15.30	%(f)	(1.99	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$297		$347	$653	$842	$654		$727
Average net assets (in millions)	$319		$428	$768	$606	$672		$875
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.85	%(h)	0.85%	0.85%	0.87%	0.88%		0.86%
Expenses before waivers and/or expense reimbursement .	0.91	%(h)	0.89%	0.86%	0.87%	0.88%		0.86%
Net investment income (loss)	5.97	%(h)	5.05%	4.21%	5.17%	5.92%		5.92%
Portfolio turnover rate(i)(j)	14%		39%	44%	72%	59%		44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

		Shares	Value
LONG-TERM INVESTMENTS — 93.6%
AFFILIATED MUTUAL FUNDS — 21.2%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*		9,727,626	$99,221,790
AST PGIM Fixed Income Central Portfolio*		234,242,894	2,384,592,665
AST T. Rowe Price Fixed Income Central Portfolio*		1,934	20,290

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,401,143,388)(wd)			2,483,834,745

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 10.6%
Collateralized Loan Obligations — 10.5%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.438%(c)	04/20/35	3,000	2,938,674
Apidos CLO Ltd. (Jersey),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.057%(c)	04/26/35	33,000	33,037,976
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	10/17/32	19,300	18,989,229
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.421%(c)	10/21/34	8,500	8,322,469
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.302%(c)	04/18/35	12,000	11,813,652
Battalion CLO Ltd. (Cayman Islands),
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.370%(c)	12/19/32	11,500	11,348,392
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
6.210%(c)	10/15/30	11,561	11,466,035
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
6.270%(c)	04/20/31	7,809	7,741,046
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
6.350%(c)	01/25/33	10,000	9,874,510
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.350%(c)	07/20/31	16,850	16,672,418
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	07/20/34	3,500	3,423,324

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1, 144A, 3 Month SOFR + 2.230% (Cap N/A, Floor 2.230%)
7.278%(c)	10/20/33	42,500	$42,586,254
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.380%(c)	01/17/34	5,000	4,906,470
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
6.450%(c)	07/15/34	4,500	4,413,011
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
6.290%(c)	10/20/34	49,140	48,605,111
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)
6.358%(c)	04/26/31	11,000	10,851,940
Guggenheim CLO STAT Ltd. (Cayman Islands),
Series 2022-01A, Class A1A, 144A, 3 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)
7.658%(c)	10/25/31	51,705	51,932,526
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.326%(c)	02/05/31	932	924,411
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.405%(c)	10/19/28	3,681	3,650,370
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34	5,375	5,242,184
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
6.425%(c)	10/20/31	9,969	9,815,960
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
6.202%(c)	07/18/30	8,217	8,140,570
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.420%(c)	07/20/34	8,000	7,832,607
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.280%(c)	10/17/31	6,750	6,660,197
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
6.738%(c)	10/20/31	156,500	156,159,127

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.340%(c)	10/15/32	5,000	$4,937,850
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.276%(c)	10/15/32	5,000	4,941,310
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
6.300%(c)	07/15/29	11,209	11,054,643
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
6.503%(c)	10/23/34	4,000	3,924,408
Mountain View CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)
6.554%(c)	10/15/32	59,000	59,357,375
Nassau Ltd. (Jersey),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.130% (Cap N/A, Floor 2.130%)
6.970%(c)	01/15/31	36,100	36,118,776
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2014-17A, Class AR2, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
6.303%(c)	04/22/29	2,891	2,869,914
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.720%(c)	06/20/34	11,750	11,549,030
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.727%(c)	09/01/31	25,000	24,747,925
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.986%(c)	07/15/33	25,000	24,972,125
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
6.236%(c)	01/15/33	15,000	14,714,343
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.082%(c)	07/18/31	25,000	25,005,360
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A1A, 144A, 3 Month SOFR + 1.820% (Cap N/A, Floor 1.820%)
6.806%(c)	04/15/31	151,559	151,703,753
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.410%(c)	10/20/31	8,000	7,929,840
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.048%(c)	07/20/33	21,250	21,270,003

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.365%(c)	04/25/31	15,000	$14,862,561
Silver Rock CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
6.440%(c)	01/20/35	18,750	18,310,575
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.343%(c)	10/23/31	7,250	7,137,842
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.373%(c)	07/23/33	18,750	18,487,500
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.479%(c)	10/29/34	2,500	2,437,975
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.328%(c)	10/20/32	12,000	11,810,146
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.410%(c)	07/20/34	8,500	8,289,030
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.390% (Cap N/A, Floor 2.390%)
7.180%(c)	01/20/32	35,750	35,796,429
TSTAT Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)
6.883%(c)	01/20/31	134,250	134,074,508
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.500%(c)	04/15/34	7,750	7,609,127
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.340%(c)	10/17/32	20,000	19,767,800
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
6.310%(c)	10/20/29	11,317	11,235,208
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/31	25,250	24,974,692
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	01/17/31	5,000	4,927,326
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34	1,500	1,469,085

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
6.550%(c)	04/15/30	1,421	$1,407,166

			1,225,042,088

Consumer Loans — 0.0%
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29	3,586	3,570,497

Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,571,752

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor
0.640%)
5.790%(c)	05/25/34	845	791,913
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.850%(c)	09/25/34	544	425,401
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month LIBOR + 1.080% (Cap N/A, Floor
1.080%)
6.230%(c)	03/25/33	149	146,183
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	3,691	3,670,416

			5,033,913

Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 3.350% (Cap N/A,
Floor 0.000%)
8.500%(c)	04/25/25	880	871,752
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A,
Floor 2.800%)
7.950%(c)	06/25/24	7,950	7,637,496

			8,509,248

Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
5.930%(c)	11/25/34	449	424,333
Series 2004-ECC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
6.050%(c)	12/25/34	1,630	1,562,609
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
4.322%(cc)	07/27/50	2,517	2,216,386

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
6.050%(c)	05/25/34	595	$555,745

			4,759,073

TOTAL ASSET-BACKED SECURITIES (cost $1,247,603,642)			1,249,486,571

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.0%
3650R Commercial Mortgage Trust,
Series 2022-PF02, Class A5
5.466%(cc)	11/15/55	8,500	8,339,151
Series 2022-PF02, Class ASB
5.466%(cc)	11/15/55	6,439	6,323,755
Arbor Multifamily Mortgage Securities Trust,
Series 2022-MF04, Class A5, 144A
3.403%(cc)	02/15/55	10,000	8,668,592
BANK,
Series 2019-BN20, Class A2
2.758%	09/15/62	6,694	5,716,051
Series 2021-BN32, Class A2
1.985%	04/15/54	10,000	8,975,584
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,620	2,418,985
Barclays Commercial Mortgage Securities Trust,
Series 2019-C03, Class A3
3.319%	05/15/52	10,000	9,006,362
Series 2019-C04, Class A4
2.661%	08/15/52	11,045	9,734,742
Series 2021-C10, Class ASB
2.268%	07/15/54	10,449	8,972,682
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	8,916,252
Series 2022-C17, Class A4
4.174%	09/15/55	9,358	8,633,953
Benchmark Mortgage Trust,
Series 2020-B19, Class A5
1.850%	09/15/53	16,000	12,383,936
Series 2020-IG01, Class A3
2.687%	09/15/43	5,120	4,189,057
Series 2021-B25, Class A2
1.977%	04/15/54	7,000	6,236,737
Series 2023-B38, Class A3
5.793%	04/15/56	10,000	10,008,164
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	14,500	14,466,221
BX Commercial Mortgage Trust,
Series 2019-XL, Class A, 144A, 1 Month SOFR + 1.034% (Cap N/A, Floor 0.920%)
6.181%(c)	10/15/36	33,921	33,710,293
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)
7.561%(c)	10/15/36	4,250	4,169,505

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,515	$4,199,638
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,890	11,471,638
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3
3.283%(cc)	11/15/50	2,260	2,041,952
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,310	9,464,128
Series 2017-CD04, Class A3
3.248%	05/10/50	8,290	7,530,191
Series 2019-CD08, Class A3
2.657%	08/15/57	19,000	16,020,042
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	15,030	14,040,828
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	2,695	2,459,981
Series 2016-P04, Class A3
2.646%	07/10/49	2,536	2,307,198
Series 2016-P05, Class A3
2.684%	10/10/49	1,654	1,502,316
Series 2017-C04, Class A2
3.190%	10/12/50	1,558	1,541,942
Series 2019-C07, Class A4
3.102%	12/15/72	15,000	13,018,392
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	710	660,205
Series 2013-CR12, Class A4
4.046%	10/10/46	26,399	26,267,808
Series 2014-CR20, Class A3
3.326%	11/10/47	6,369	6,145,219
Series 2014-LC15, Class A4
4.006%	04/10/47	11,219	11,064,941
Series 2014-LC17, Class A5
3.917%	10/10/47	18,000	17,415,088
Series 2014-UBS02, Class A5
3.961%	03/10/47	14,618	14,410,850
Series 2014-UBS03, Class A4
3.819%	06/10/47	6,471	6,284,783
Series 2014-UBS04, Class A5
3.694%	08/10/47	17,422	16,859,588
Series 2015-DC01, Class A5
3.350%	02/10/48	6,836	6,506,914
Series 2015-LC19, Class A4
3.183%	02/10/48	9,100	8,662,491
Series 2016-COR01, Class A3
2.826%	10/10/49	6,114	5,571,906
Series 2018-COR03, Class A2
3.961%	05/10/51	1,472	1,364,869

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class D, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.793%(c)	05/15/36	1,776	$1,754,173
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
7.343%(c)	05/15/36	11,970	11,716,611
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,112,774
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,000	6,461,727
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	10,080	9,077,288
DBGS Mortgage Trust,
Series 2018-BIOD, Class A, 144A, 1 Month LIBOR + 1.053% (Cap N/A, Floor 0.803%)
6.246%(c)	05/15/35	4,569	4,525,682
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	3,736	3,625,469
Fannie Mae-Aces,
Series 2018-M12, Class A2
3.758%(cc)	08/25/30	9,400	8,860,749
Series 2019-M25, Class A2
2.330%(cc)	11/25/29	5,000	4,372,998
Series 2022-M03, Class A2
1.764%(cc)	11/25/31	24,000	19,392,869
Series 2022-M04, Class 2A2
1.249%(cc)	12/25/30	43,000	33,588,444
Series 2022-M13, Class A2
2.680%(cc)	06/25/32	30,048	25,883,837
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.297%(cc)	05/25/26	38,290	1,203,451
Series K093, Class XAM, IO
1.334%(cc)	05/25/29	51,135	3,019,496
Series K106, Class XAM, IO
1.729%(cc)	02/25/30	54,548	4,737,996
Series K734, Class X1, IO
0.784%(cc)	02/25/26	119,393	1,538,960
Series K736, Class XAM, IO
1.836%(cc)	07/25/26	63,677	2,876,564
Series K737, Class XAM, IO
1.121%(cc)	10/25/26	46,658	1,422,920
GS Mortgage Securities Trust,
Series 2013-GC13, Class A5
4.086%(cc)	07/10/46	8,646	8,524,600
Series 2014-GC18, Class A4
4.074%	01/10/47	26,203	25,835,847
Series 2014-GC20, Class A5
3.998%	04/10/47	20,857	20,551,231
Series 2015-GC34, Class A3
3.244%	10/10/48	9,406	8,902,652
Series 2016-GS04, Class A3
3.178%	11/10/49	4,808	4,440,709

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-GS09, Class A3
3.727%	03/10/51	7,275	$6,714,774
Series 2019-GC39, Class A4
3.567%	05/10/52	9,500	8,515,118
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class A5
4.131%	11/15/45	3,091	3,073,426
Series 2013-C17, Class A4
4.199%	01/15/47	31,280	30,931,603
Series 2014-C18, Class A5
4.079%	02/15/47	29,090	28,593,038
Series 2014-C21, Class A5
3.775%	08/15/47	7,775	7,557,650
Series 2014-C22, Class A4
3.801%	09/15/47	33,000	31,847,307
Series 2014-C24, Class A4A1
3.373%	11/15/47	1,500	1,440,470
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A5
3.723%	03/15/50	6,750	6,197,894
Series 2017-JP06, Class A5
3.490%	07/15/50	5,010	4,555,802
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	8,768	8,132,127
Series 2017-C05, Class A5
3.694%	03/15/50	7,669	7,069,145
Series 2020-COR07, Class A5
2.180%	05/13/53	12,000	9,668,588
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	4,625	4,230,823
Series 2016-JP02, Class A4
2.822%	08/15/49	11,300	10,269,777
Series 2016-JP03, Class A4
2.627%	08/15/49	4,834	4,355,443
Series 2022-ACB, Class A, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.467%(c)	03/15/39	10,000	9,786,727
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	25,100	22,994,780
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class A4
4.259%(cc)	10/15/46	6,400	6,376,858
Series 2016-C30, Class A4
2.600%	09/15/49	6,628	6,069,025
Series 2016-C31, Class A4
2.840%	11/15/49	7,542	6,843,687
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	10,000	10,230,271
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	7,000	5,610,107

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A4
3.563%	10/15/50	8,100	$7,413,005
Series 2018-C08, Class A3
3.720%	02/15/51	5,281	4,826,084
Series 2018-C10, Class A3
4.048%	05/15/51	2,000	1,854,386
Series 2018-C10, Class A4
4.313%	05/15/51	8,000	7,484,521
Series 2018-C12, Class A2 (original cost $2,241,941; purchased 10/10/18)(f)
4.152%	08/15/51	2,207	2,200,418
Series 2018-C14, Class A3
4.180%	12/15/51	12,364	11,591,056
Series 2019-C17, Class A2
2.313%	10/15/52	7,291	6,919,252
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A4
4.218%(cc)	07/15/46	650	648,272
Series 2015-NXS01, Class A4
2.874%	05/15/48	8,950	8,541,910
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,704	14,173,146
Series 2016-NXS06, Class A4
2.918%	11/15/49	14,551	13,314,457
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	14,152,839
Series 2020-C56, Class A4
2.194%	06/15/53	5,520	4,485,259

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $963,891,833)			933,779,022

CORPORATE BONDS — 30.0%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	2,650	2,305,671
3.250%	02/01/35	4,800	3,891,041
3.600%	05/01/34	3,160	2,691,316
3.625%	02/01/31	26,000	23,437,467
5.150%	05/01/30	25,000	24,762,353

			57,087,848

Agriculture — 0.5%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	4,150	3,245,525
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	5,730	5,253,580
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	8,008	7,542,306
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/15/28	25,000	24,654,922

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
5.375%	02/15/33	10,000	$9,982,120
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	5,000	4,860,751

			55,539,204

Airlines — 0.0%
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,815	2,793,986
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,215	1,154,396
4.625%	04/15/29	240	218,700

			4,167,082

Apparel — 0.0%
Michael Kors USA, Inc.,
Gtd. Notes, 144A
4.250%	11/01/24	3,079	2,961,089

Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25	500	474,633
4.950%	05/28/27	12,875	12,148,396
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	3,385	3,481,779
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	7,792,574
Sr. Unsec’d. Notes
2.700%	06/10/31	9,970	7,948,662
3.100%	01/12/32	8,810	7,126,058
5.000%	04/09/27	13,805	13,442,002
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31	7,300	5,835,464
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
4.450%	06/29/29	21,780	21,437,256

			79,686,824

Banks — 10.9%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31	300	262,995
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29	1,005	947,614
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.625%(ff)	01/24/32(oo)	270	207,225
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
3.750%	04/11/24	285	279,767

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	19,755	$16,079,172
2.687%(ff)	04/22/32	13,055	10,815,987
4.571%(ff)	04/27/33	72,239	67,882,219
5.288%(ff)	04/25/34	77,635	76,923,089
6.204%(ff)	11/10/28	41,345	42,530,874
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,140	10,460,332
3.824%(ff)	01/20/28	5,000	4,734,413
4.078%(ff)	04/23/40	2,365	2,028,075
4.948%(ff)	07/22/28	14,625	14,365,485
Sub. Notes, MTN
4.200%	08/26/24	9,015	8,847,208
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	7,060	6,767,122
7.437%(ff)	11/02/33	2,715	2,937,512
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	320	283,503
2.159%(ff)	09/15/29	2,350	1,957,055
3.375%	01/09/25	992	952,641
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	4,585	3,906,450
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	1,570	1,265,362
3.057%(ff)	01/25/33	29,500	24,606,323
3.785%(ff)	03/17/33	59,567	52,606,444
6.270%(ff)	11/17/33(a)	37,556	39,852,022
Sub. Notes
4.450%	09/29/27	7,330	6,999,533
6.174%(ff)	05/25/34	29,325	29,529,128
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27	425	365,363
2.552%(ff)	01/07/28	1,250	1,081,754
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	3,760	3,306,729
2.615%(ff)	04/22/32	26,000	21,313,815
2.650%(ff)	10/21/32	1,975	1,608,763
3.102%(ff)	02/24/33(a)	60,088	50,768,867
3.615%(ff)	03/15/28	8,500	7,976,081
3.814%(ff)	04/23/29	16,650	15,472,189
3.850%	01/26/27	240	228,509
4.482%(ff)	08/23/28(a)	25,000	24,185,906
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	1,500	1,381,659
3.973%(ff)	05/22/30	3,800	3,401,819
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	6,000	5,446,199
Sr. Unsec’d. Notes
1.040%(ff)	02/04/27	760	677,326

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.963%(ff)	01/25/33	31,036	$26,161,893
3.509%(ff)	01/23/29	17,000	15,742,995
4.565%(ff)	06/14/30	87,895	84,502,563
4.912%(ff)	07/25/33(a)	33,500	32,752,501
5.350%(ff)	06/01/34	18,400	18,577,473
Sub. Notes
5.717%(ff)	09/14/33	50,000	50,732,709
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28	14,500	12,953,282
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	31,450	30,218,384
5.250%(ff)	04/21/34	10,100	9,968,337
6.342%(ff)	10/18/33	39,595	42,135,030
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	4,670,491
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	10,710	8,641,253
2.943%(ff)	01/21/33	60,212	50,044,936
4.889%(ff)	07/20/33	48,776	46,915,542
Sub. Notes, MTN
3.950%	04/23/27	655	620,555
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	200	196,396
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.037%(ff)	10/28/33	60,000	61,529,099
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
3.337%(ff)	01/21/33	5,000	3,984,770
4.677%	06/15/27	13,000	12,493,828
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	20,000	19,628,880
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34(a)	19,300	19,421,255
5.850%(ff)	10/21/33	44,715	44,916,275
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	2,000	1,913,799
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	785	630,400
4.125%	09/24/25	5,370	5,120,865
4.488%(ff)	05/12/26	2,930	2,822,711
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32	565	427,075
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	13,875	13,790,047
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	4,237,236
2.879%(ff)	10/30/30	12,770	11,037,590
3.350%(ff)	03/02/33	17,300	14,806,608
3.526%(ff)	03/24/28	16,995	15,888,814
4.808%(ff)	07/25/28	31,570	30,868,586

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.897%(ff)	07/25/33	15,500	$14,858,062

			1,278,452,769

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	10,000	9,736,938
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	6,500	6,459,145

			16,196,083

Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.250%	03/02/33	36,545	36,581,856

Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29	350	336,227
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/29	10,965	9,581,493
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	308,999
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	631,995

			10,858,714

Chemicals — 0.3%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	11,287	10,816,048
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	7,475	7,423,211
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.550%	11/30/25	131	127,630
Eastman Chemical Co.,
Sr. Unsec’d. Notes
5.750%	03/08/33	9,230	9,229,556
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	607	604,093
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30	350	352,849
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	3,295	3,272,956

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	5,000	$4,785,084

			36,611,427

Commercial Services — 0.1%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	865	690,973
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	2,445	2,339,928
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	6,521,510
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	05/20/32	2,945	2,862,371
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	1,055	1,007,187

			13,421,969

Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	8,000	7,489,316
3.625%	03/24/32	1,200	1,076,172

			8,565,488

Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	550	552,750

Diversified Financial Services — 0.2%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	7,980	6,794,236
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.900%	03/03/32(a)	5,065	4,183,025
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30	8,650	7,796,182

			18,773,443

Electric — 2.3%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	7,060,624
4.700%	05/15/32	11,035	10,568,797
Ameren Illinois Co.,
First Mortgage
3.850%	09/01/32	17,000	15,647,450
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	1,444,249

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	$424,289
5.000%	02/01/31	725	599,714
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series ai.
4.450%	10/01/32	9,050	8,724,364
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	1,942	1,818,384
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	9,910	9,349,323
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	2,500	2,317,443
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	414,534
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	17,760	15,109,804
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	402,145
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28	3,980	3,763,175
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27	390	360,019
Entergy Louisiana LLC,
Collateral Trust
3.250%	04/01/28	445	409,474
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	10,263,713
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,250	1,218,835
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	10,580	10,234,025
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	750,665
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	925	893,193
Kallpa Generacion SA (Peru),
Sr. Unsec’d. Notes, 144A
4.125%	08/16/27	290	268,612
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,032,577
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes
4.375%	06/18/26	200	81,500

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Gtd. Notes, 144A
4.375%	06/18/26	200	$81,500
Louisville Gas & Electric Co.,
First Mortgage, Series 25
3.300%	10/01/25	3,065	2,941,163
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	11,551,107
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,209,958
Pacific Gas & Electric Co.,
First Mortgage
6.400%	06/15/33	29,880	29,708,358
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,156,646
Public Service Co. of Colorado,
First Mortgage, Series 38
4.100%	06/01/32	16,069	14,953,221
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	530	507,096
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	5,000	4,608,930
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27	10,790	11,045,341
5.950%	11/01/32	37,960	39,802,957
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	6,855	6,731,081
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28	5,000	4,745,682
Tierra Mojada Luxembourg II Sarl (Mexico),
Sr. Sec’d. Notes
5.750%	12/01/40	457	389,103
Union Electric Co.,
First Mortgage
2.950%	03/15/30	6,500	5,767,276
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
3.750%	05/15/27	19,420	18,623,100
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,105,310
5.625%	02/15/27	3,000	2,875,881
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,580	2,491,827
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	1,530	1,447,963

			271,900,408

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Energy-Alternate Sources — 0.0%
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes
7.750%	02/02/27	200	$168,478
Azure Power Solar Energy Pvt. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
5.650%	12/24/24(a)	400	337,004

			505,482

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	1,641	1,542,540
4.250%	10/31/26	2,644	2,540,038
5.500%	07/31/47	4,220	3,635,952

			7,718,530

Entertainment — 0.8%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)	101,995	90,374,319

Environmental Control — 0.1%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	9,035	7,855,407

Foods — 0.3%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28	21,645	20,737,217
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	9,170	8,650,374
4.375%	06/01/46	820	698,707
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	1,370	1,162,552
4.125%	04/01/54	645	540,946

			31,789,796

Gas — 0.1%
Southern California Gas Co.,
Sr. Unsec’d. Notes
2.950%	04/15/27	10,820	10,097,713

Healthcare-Services — 1.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	970,292
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.500%	10/15/32	26,740	27,466,574
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	125	106,018
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,360	3,075,857

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	$237,513
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	8,980	8,088,231
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
6.750%	05/15/31	7,225	7,265,976
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	2,200	1,860,021
4.200%	05/15/32	32,077	30,609,705
4.500%	04/15/33	72,120	70,317,346

			149,997,533

Home Furnishings — 0.0%
Panasonic Holdings Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24	1,000	967,111

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	1,327	1,275,475
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	2,899,473
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.450%	10/15/30	4,005	3,259,837
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.900%	04/05/32	6,685	5,821,789
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	2,700	1,967,045
4.569%	02/01/29	2	1,890
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/27	500	464,938

			15,690,447

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.600%	04/13/32	6,100	5,685,491
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32	450	375,784

			6,061,275

Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
4.300%	05/23/27	11,570	11,249,632

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time — 0.0%
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.350%	06/08/25	1,885	$1,780,088

Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/27	31,516	31,285,537

Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29(a)	2,600	2,350,851
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.400%	04/01/33(a)	71,750	62,994,914
6.384%	10/23/35	5,822	5,682,574
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,272,093
4.150%	10/15/28	25,000	24,224,419
4.200%	08/15/34	1,575	1,468,249
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	7,019,467

			105,012,567

Mining — 0.3%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	4,434,462
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32(a)	32,650	26,657,233
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	2,970	2,315,383

			33,407,078

Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
4.250%	09/15/27	10,895	10,568,878

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	5,937,903

Oil & Gas — 1.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
2.000%	07/15/26	2,514	2,255,198
3.100%	07/15/31	18,000	14,847,158
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	5,490	4,858,052
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	1,949

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
4.893%	09/11/33	21,500	$21,285,331
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	66,942	53,865,757
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	6,620	5,966,712
6.250%	03/15/33	34,500	35,729,300
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.750%	06/30/30	210	194,846
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	946	955,177
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	7,987,500
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,090	1,695,421
2.150%	01/15/31	5,110	4,184,567
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	1,750	1,440,816
4.350%	06/01/28	5,010	4,788,137
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	15,970	15,170,641

			175,226,562

Packaging & Containers — 0.2%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	3,605	3,101,304
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	4,225	4,193,998
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	1,150	1,141,451
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	12,590	12,224,367

			20,661,120

Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	92,370	83,479,559
3.850%	06/15/24	575	565,562
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25	530	508,223
4.375%	10/15/28	14,520	14,046,746
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	4,944	4,767,759

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.780%	03/25/38	515	$474,741
4.875%	07/20/35	1,260	1,197,081
5.000%	12/01/24	700	691,111
5.250%	02/21/33	50,000	49,808,797
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.700%	02/27/33	19,500	19,741,209
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	2,805	2,288,402
2.150%	12/10/31	5,000	4,145,450
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	4,773	3,713,151
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	11,565	10,858,957

			196,286,748

Pipelines — 2.4%
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	21,711	19,627,248
4.200%	04/15/27	1,510	1,441,839
4.950%	06/15/28	15,325	14,901,076
5.250%	04/15/29	20,923	20,423,062
5.500%	06/01/27	5,000	4,978,023
5.750%	02/15/33	25,551	25,713,260
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	11,461	10,048,845
3.125%	07/31/29	7,750	6,954,654
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	225	227,206
7.500%	06/01/30	225	227,250
Kinder Morgan, Inc.,
Gtd. Notes
5.200%	06/01/33	3,850	3,729,009
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	7,967,015
4.950%	09/01/32	40,226	38,419,804
5.000%	03/01/33	15,000	14,387,769
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	1,535	1,438,815
4.500%	03/15/50	3,135	2,393,091
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	10,000	8,806,266
4.650%	10/15/25	2,185	2,130,262
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	4,340	4,301,315

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	18,585	$16,478,015
5.200%	07/01/27	33,620	33,053,066
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,399,068
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28	4,255	4,099,888
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	16,997	14,096,969
4.300%	03/04/24	1,000	987,999
5.650%	03/15/33	17,915	18,159,773

			278,390,587

Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	3,750	3,627,424
3.850%	02/01/25	5,575	5,344,636
Extra Space Storage LP,
Gtd. Notes
3.900%	04/01/29	8,500	7,743,514
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32	150	122,271
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32(a)	7,500	5,862,028
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	9,930	8,681,491
VICI Properties LP,
Sr. Unsec’d. Notes
4.750%	02/15/28	8,970	8,498,489
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	1,500	1,305,303

			41,185,156

Retail — 0.1%
Advance Auto Parts, Inc.,
Gtd. Notes
3.900%	04/15/30(a)	1,610	1,382,268
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	6,700	5,692,862
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	8,665	8,182,239

			15,257,369

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28	1,555	$1,433,519
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	13,058	12,349,428
4.150%	11/15/30	5,140	4,723,501
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	883,753
3.419%	04/15/33	47,900	40,101,120
4.926%	05/15/37	3,975	3,589,076

			63,080,397

Software — 0.6%
Fiserv, Inc.,
Sr. Unsec’d. Notes
5.450%	03/02/28	19,000	19,095,562
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	143	98,926
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36	3,300	2,759,226
6.250%	11/09/32	36,130	38,332,215
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29(a)	5,790	5,371,935

			65,657,864

Telecommunications — 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	13,475	10,711,224
2.550%	12/01/33	42,700	33,416,760
3.500%	09/15/53	4,246	3,006,000
4.300%	02/15/30	9,180	8,716,511
4.350%	03/01/29	12,225	11,738,595
5.400%	02/15/34	9,790	9,814,425
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32	200	160,500
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	400	339,032
Sprint LLC,
Gtd. Notes
7.125%	06/15/24	5,000	5,048,238
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31	430	340,775
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	11/15/31	10,715	8,573,583
2.550%	02/15/31	13,265	11,025,361
3.875%	04/15/30	25,000	23,045,219
4.375%	04/15/40	525	464,750
5.050%	07/15/33	30,000	29,457,033

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	93,585	$75,276,919
2.550%	03/21/31	3,725	3,111,056

			234,245,981

Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26	13,140	12,206,546

TOTAL CORPORATE BONDS (cost $3,573,774,243)			3,513,854,580

MUNICIPAL BONDS — 0.4%
Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	20,491,659

California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.132%	05/15/32	2,305	2,191,397

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	3,298,992

Massachusetts — 0.0%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	1,265	1,253,409

New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	7,410,422
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,910	2,002,979

			9,413,401

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,290,482

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	547,186

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	4,185,727

Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	1,646,528

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	$2,447,278

TOTAL MUNICIPAL BONDS (cost $53,082,757)			46,766,059

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.850%(c)	09/25/35	1,382	1,243,238
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.617%(c)	10/25/41	2,380	2,332,493
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,243	1,160,674
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.850%(c)	11/25/28	1,721	1,722,393
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
8.450%(c)	04/25/29	1,500	1,518,410
GS Mortgage-Backed Securities Trust,
Series 2018-RPL01, Class A1A, 144A
3.750%	10/25/57	3,348	3,160,088
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
6.800%(c)	05/25/29	455	455,115
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	1,055	1,013,265
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.900%(c)	01/25/48	190	184,137
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.700%(c)	07/25/28	160	160,166
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
5.800%(c)	06/25/57	608	573,720
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)
9.000%(c)	02/25/25	2,560	2,556,928
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	1,403	1,288,616
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.150%(c)	10/25/59	573	566,688

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
3.754%(cc)	09/25/36	796	$679,311

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $19,055,417)			18,615,242

SOVEREIGN BONDS — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	407,014
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29	600	561,894
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	684,474
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
0.625%	09/02/25	10,000	9,056,516
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,227,460
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	26,379	25,174,276
2.875%	10/17/29	15,600	13,576,209
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	688,851

TOTAL SOVEREIGN BONDS (cost $55,971,110)			52,376,694

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.7%
Federal Home Loan Bank
3.500%	06/11/32	11,430	10,595,266
4.250%	09/10/32	595	583,392
Federal Home Loan Mortgage Corp.
2.500%	10/01/51	990	840,384
2.500%	11/01/51	990	840,933
2.500%	11/01/51	994	842,798
2.500%	11/01/51	994	843,425
2.500%	11/01/51	1,972	1,673,184
2.500%	11/01/51	35,516	30,170,601
2.500%	12/01/51	987	838,566
2.500%	12/01/51	994	842,833
2.500%	01/01/52	989	838,893
2.500%	01/01/52	2,973	2,524,825
4.000%	08/01/52	43,792	41,115,534
4.000%	10/01/52	120,549	113,143,244
4.500%	07/01/52	4,924	4,735,526
4.500%	08/01/52	16,673	16,032,621
4.500%	09/01/52	137,792	132,498,422
6.250%	07/15/32(a)	66,735	77,957,591
6.750%	03/15/31	12,132	14,206,109
Federal National Mortgage Assoc.
2.500%	10/01/51	994	843,055
2.500%	03/01/52	994	843,693

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	02/01/52	127,752	$112,516,643
3.500%	05/01/52	159	144,511
3.500%	06/01/52	499	455,266
4.000%	04/01/38	76,031	73,382,571
4.000%	07/01/52	5,922	5,560,344
4.500%	07/01/52	6,882	6,617,622
4.500%	08/01/52	20,563	19,773,627
4.500%	09/01/52	237,924	228,783,492
5.000%	08/01/52	1,865	1,829,321
5.000%	04/01/53	154,893	151,761,867
6.625%	11/15/30(k)	45,060	52,198,667
Government National Mortgage Assoc.
3.000%	03/20/52(k)	14,370	12,848,616
4.500%	08/20/52	21,915	21,169,921
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	177,158

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,155,381,893)			1,140,030,521

U.S. TREASURY OBLIGATIONS — 13.1%
U.S. Treasury Bonds
1.375%	11/15/40	126,475	84,659,203
1.750%	08/15/41(kk)	318,500	223,895,547
2.000%	11/15/41	290,190	212,473,491
2.250%	05/15/41(a)(k)	381,920	294,197,750
2.375%	02/15/42(a)	6,500	5,061,875
U.S. Treasury Notes
2.375%	03/31/29	2,000	1,826,406
3.375%	05/15/33	44,560	42,979,513
3.500%	04/30/28	145,000	140,887,891
3.625%	05/31/28	25,000	24,455,078
U.S. Treasury Strips Coupon
2.364%(s)	05/15/45	4,640	1,877,025
2.377%(s)	08/15/45	1,705	683,132
2.387%(s)	05/15/43	5,565	2,426,862
2.471%(s)	08/15/44	15,965	6,637,324
2.544%(s)	11/15/45	4,405	1,749,267
3.203%(s)	02/15/42	63,730	29,285,927
3.239%(s)	05/15/44	15,400	6,464,992
3.540%(s)	02/15/46	34,080	13,409,681
3.735%(s)	08/15/40	107,180	53,121,088
3.849%(s)	11/15/41	75,000	34,892,579
3.927%(s)	02/15/29	90,000	71,581,640
4.001%(s)	08/15/41	122,800	57,763,969
4.045%(s)	11/15/42	70,000	31,245,703
4.241%(s)	05/15/41	125,000	59,672,851
4.278%(s)	02/15/41	280,000	135,340,626

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,563,659,845)			1,536,589,420

TOTAL LONG-TERM INVESTMENTS (cost $11,033,564,128)			10,975,332,854

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS — 6.9%
AFFILIATED MUTUAL FUNDS — 6.9%
PGIM Core Government Money Market Fund(wd)		601,403,267	$601,403,267
PGIM Institutional Money Market Fund (cost $203,681,014; includes $202,378,163 of cash collateral for securities on loan)(b)(wd)		203,862,224	203,719,520

TOTAL AFFILIATED MUTUAL FUNDS (cost $805,084,281)			805,122,787

Interest Rate	Maturity Date	Principal Amount (000)#

CORPORATE BOND — 0.0%
Entertainment
Warnermedia Holdings, Inc.,
Gtd. Notes
3.528%	03/15/24	500	490,406

(cost $498,621)

TOTAL SHORT-TERM INVESTMENTS (cost $805,582,902)			805,613,193

TOTAL INVESTMENTS—100.5% (cost $11,839,147,030)			11,780,946,047
Liabilities in excess of other assets(z) — (0.5)%			(56,984,414)

NET ASSETS — 100.0%			$11,723,961,633

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $199,180,833; cash collateral of $202,378,163 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,241,941. The aggregate value of $2,200,418 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,000	3 Month CME SOFR	Dec. 2023	$473,000,000	$(850,535)
6,174	5 Year U.S. Treasury Notes	Sep. 2023	661,196,813	(5,574,348)
44,987	10 Year U.S. Treasury Notes	Sep. 2023	5,050,493,897	(94,360,513)
8,260	10 Year U.S. Ultra Treasury Notes	Sep. 2023	978,293,750	(10,767,488)

				(111,552,884)

Short Positions:
6,254	2 Year U.S. Treasury Notes	Sep. 2023	1,271,711,813	13,542,247
18,892	20 Year U.S. Treasury Bonds	Sep. 2023	2,397,512,875	10,197,602

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Futures contracts outstanding at June 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
2,294	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	$312,485,813	$(3,645,104)

				20,094,745

				$(91,458,139)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$75,046,687

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Fixed Income	$2,483,834,745	$—	$—
Asset-Backed Securities
Collateralized Loan Obligations	—	1,225,042,088	—
Consumer Loans	—	3,570,497	—
Credit Cards	—	2,571,752	—
Home Equity Loans	—	5,033,913	—
Other	—	8,509,248	—
Residential Mortgage-Backed Securities	—	4,759,073	—
Commercial Mortgage-Backed Securities	—	933,779,022	—
Corporate Bonds	—	3,513,854,580	—
Municipal Bonds	—	46,766,059	—
Residential Mortgage-Backed Securities	—	18,615,242	—
Sovereign Bonds	—	52,376,694	—
U.S. Government Agency Obligations	—	1,140,030,521	—
U.S. Treasury Obligations	—	1,536,589,420	—
Short-Term Investments
Affiliated Mutual Funds	805,122,787	—	—
Corporate Bond	—	490,406	—

Total	$3,288,957,532	$8,491,988,515	$—

Other Financial Instruments*
Assets
Futures Contracts	$23,739,849	$—	$—

Liabilities
Futures Contracts	$(115,197,988)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	28.0%
U.S. Treasury Obligations	13.1
Banks	10.9
Collateralized Loan Obligations	10.5
U.S. Government Agency Obligations	9.7
Commercial Mortgage-Backed Securities	8.0
Pipelines	2.4
Electric	2.3
Telecommunications	2.0
Pharmaceuticals	1.7
Oil & Gas	1.5
Healthcare-Services	1.3
Media	0.9
Entertainment	0.8
Auto Manufacturers	0.7
Software	0.6
Semiconductors	0.5
Aerospace & Defense	0.5
Agriculture	0.5
Sovereign Bonds	0.4
Municipal Bonds	0.4
Real Estate Investment Trusts (REITs)	0.3
Chemicals	0.3
Biotechnology	0.3
Mining	0.3
Foods	0.3
Lodging	0.3
Residential Mortgage-Backed Securities	0.2
Packaging & Containers	0.2
Diversified Financial Services	0.2

Beverages	0.1%
Insurance	0.1
Retail	0.1
Commercial Services	0.1
Water	0.1
Iron/Steel	0.1
Building Materials	0.1
Miscellaneous Manufacturing	0.1
Gas	0.1
Cosmetics/Personal Care	0.1
Other	0.1
Environmental Control	0.1
Engineering & Construction	0.1
Home Equity Loans	0.1
Internet	0.0	*
Office/Business Equipment	0.0	*
Airlines	0.0	*
Consumer Loans	0.0	*
Apparel	0.0	*
Credit Cards	0.0	*
Leisure Time	0.0	*
Home Furnishings	0.0	*
Distribution/Wholesale	0.0	*
Energy-Alternate Sources	0.0	*

	100.5
Liabilities in excess of other assets	(0.5)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$23,739,849	*	Due from/to broker-variation margin futures	$115,197,988	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Credit contracts	$4,250,000	$—	$172,034
Interest rate contracts	—	(17,084,957)	—

Total	$4,250,000	$(17,084,957)	$172,034

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures
Credit contracts	$(3,632,842)	$—
Interest rate contracts	—	(51,323,160)

Total	$(3,632,842)	$(51,323,160)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$ 416,666,667
Futures Contracts - Long Positions (1)	7,625,518,444
Futures Contracts - Short Positions (1)	4,215,610,536
Credit Default Swap Agreements - Buy Protection (1)	120,000,000

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$199,180,833	$(199,180,833)	$—

(1)   Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $199,180,833:
Unaffiliated investments (cost $8,632,919,361)	$8,491,988,515
Affiliated investments (cost $3,206,227,669)	3,288,957,532
Receivable for investments sold	322,115,068
Dividends and interest receivable	85,148,928
Prepaid expenses and other assets	129,980

Total Assets	12,188,340,023

LIABILITIES
Payable to broker for collateral for securities on loan	202,378,163
Payable for investments purchased	198,244,277
Payable for Portfolio shares purchased	51,959,582
Due to broker-variation margin futures	8,085,105
Accrued expenses and other liabilities	1,739,659
Management fee payable	1,696,589
Distribution fee payable	274,308
Affiliated transfer agent fee payable	707

Total Liabilities	464,378,390

NET ASSETS	$11,723,961,633

Net assets were comprised of:
Partners’ Equity	$11,723,961,633

Net asset value and redemption price per share, $11,723,961,633 / 1,401,827,727 outstanding shares of beneficial interest	$8.36

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$240,575,247
Unaffiliated dividend income	11,039,645
Affiliated dividend income	452,346
Income from securities lending, net (including affiliated income of $394,590)	394,757

Total income	252,461,995

EXPENSES
Management fee	29,902,548
Distribution fee	16,102,107
Custodian and accounting fees	336,666
Trustees’ fees	103,260
Professional fees	52,043
Audit fee	25,935
Shareholders’ reports	5,123
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Miscellaneous	107,238

Total expenses	46,638,917
Less: Distribution fee waiver	(2,484,597)

Net expenses	44,154,320

NET INVESTMENT INCOME (LOSS)	208,307,675

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $12,269,953)	152,680,458
Futures transactions	(17,084,957)
Options written transactions	4,250,000
Swap agreements transactions	172,034

140,017,535

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $73,836,560)	216,497,640
Futures	(51,323,160)
Options written	(3,632,842)

161,541,638

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	301,559,173

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$509,866,848

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$208,307,675	$247,283,906
Net realized gain (loss) on investment transactions	140,017,535	(173,369,798)
Net change in unrealized appreciation (depreciation) on investments	161,541,638	(411,420,286)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	509,866,848	(337,506,178)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [661,261,354 and 4,189,006,027 shares, respectively]	5,471,014,040	34,599,252,494
Portfolio shares purchased [1,142,817,163 and 2,486,451,366 shares, respectively]	(9,636,909,664)	(20,596,708,802)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(4,165,895,624)	14,002,543,692

TOTAL INCREASE (DECREASE)	(3,656,028,776)	13,665,037,514
NET ASSETS:
Beginning of period	15,379,990,409	1,714,952,895

End of period	$11,723,961,633	$15,379,990,409

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$8.17		$9.48	$9.69	$8.32	$7.48	$7.50

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.23	0.27	0.20	0.23	0.20
Net realized and unrealized gain (loss) on investment transactions	0.06	(b)	(1.54)	(0.48)	1.17	0.61	(0.22)

Total from investment operations	0.19		(1.31)	(0.21)	1.37	0.84	(0.02)

Net Asset Value, end of period	$8.36		$8.17	$9.48	$9.69	$8.32	$7.48

Total Return(c)	2.33%		(13.82)%	(2.17)%	16.47%	11.23%	(0.27)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,724		$15,380	$1,715	$2,107	$2,724	$11,090
Average net assets (in millions)	$12,988		$8,953	$1,755	$7,096	$4,296	$3,733
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.69	%(e)	0.69%	0.72%	0.69%	0.73%	0.70%
Expenses before waivers and/or expense reimbursement	0.73	%(e)	0.73%	0.76%	0.75%	0.77%	0.74%
Net investment income (loss)	3.23	%(e)	2.76%	2.83%	2.20%	2.89%	2.75%
Portfolio turnover rate(f)(g)	83%		299%	75%	778%	130%	177%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.6%
ASSET-BACKED SECURITIES — 0.9%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.465%(c)	01/19/35	40,000	$39,162,760
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.430%(c)	10/15/34	42,500	42,162,516
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
6.010%(c)	04/15/29	18,999	18,813,589

TOTAL ASSET-BACKED SECURITIES (cost $101,412,559)			100,138,865

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.5%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	12,903	12,170,921
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	12,049,612
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	24,918	22,920,842
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	2,227	2,193,820
Series 2015-GC29, Class A3
2.935%	04/10/48	14,081	13,321,179
Series 2015-GC31, Class A3
3.497%	06/10/48	13,585	12,856,238
Series 2015-GC33, Class A3
3.515%	09/10/58	18,636	17,592,203
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	18,526,334
Series 2016-C02, Class A3
2.575%	08/10/49	16,907	15,432,224
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	31,846,202
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,529,684
Series 2017-P07, Class A3
3.442%	04/14/50	18,154	16,705,591
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	15,276,622
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	6,442	6,429,807
Series 2014-CR18, Class A4
3.550%	07/15/47	3,738	3,646,847
Series 2014-UBS04, Class A4
3.420%	08/10/47	10,000	9,706,950
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,656	1,585,379
Series 2015-CR26, Class A3
3.359%	10/10/48	14,603	13,865,013

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-LC21, Class A3
3.445%	07/10/48	14,081	$13,369,076
Series 2015-PC01, Class A4
3.620%	07/10/50	4,667	4,473,774
Series 2016-COR01, Class A3
2.826%	10/10/49	24,738	22,545,827
Series 2016-DC02, Class A4
3.497%	02/10/49	10,055	9,579,303
Series 2017-COR02, Class A2
3.239%	09/10/50	38,294	35,106,722
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	16,469	15,781,538
Series 2015-C04, Class A3
3.544%	11/15/48	29,293	28,069,921
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	13,993,146
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,811	8,138,385
Series 2016-C03, Class A4
2.632%	08/10/49	11,811	10,791,904
Series 2017-C06, Class A3
3.269%	06/10/50	34,225	33,209,299
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	3,000	2,937,207
Series 2016-GS02, Class A3
2.791%	05/10/49	19,494	17,946,246
Series 2016-GS03, Class A3
2.592%	10/10/49	23,139	21,019,986
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3
3.928%	01/15/47	1,015	1,010,130
Series 2014-C22, Class A3A1
3.538%	09/15/47	11,315	10,966,020
Series 2015-C30, Class A4
3.551%	07/15/48	11,882	11,240,661
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	45,430,908
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	12,116	11,083,743
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	15,216	14,491,403
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	9,765	8,839,752
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	9,146,419
Series 2018-C12, Class A4 (original cost $25,249,863; purchased 08/03/18)(f)
4.030%	08/15/51	25,000	22,980,587

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	6,190	$6,101,446
Series 2015-C29, Class A3
3.368%	06/15/48	8,777	8,352,763
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	14,198,223
Series 2016-C35, Class A3
2.674%	07/15/48	22,106	20,228,509
Series 2016-LC24, Class A3
2.684%	10/15/49	29,805	27,200,720
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	18,422,024
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	13,444,585
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	26,068,833
Series 2019-C51, Class A3
3.055%	06/15/52	35,000	30,576,591

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $834,171,947)			767,401,119

CORPORATE BONDS — 89.0%
Aerospace & Defense — 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34	15,951	13,585,185
3.625%	03/01/48	10,905	7,750,953
3.650%	03/01/47	8,861	6,318,245
3.750%	02/01/50	4,050	3,041,158
3.850%	11/01/48	6,466	4,772,676
3.900%	05/01/49	17,990	13,772,578
3.950%	08/01/59	8,125	6,001,246
5.805%	05/01/50	35,883	35,689,030
5.930%	05/01/60	54,448	53,898,889
7.875%	04/15/43	13,929	16,156,965
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	2,711,596
5.700%	11/15/54	11,875	13,191,586
5.900%	11/15/63	7,625	8,677,724
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	467,782
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,107,629
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	3,050	2,458,713
4.150%	05/15/45	1,150	980,476
4.875%	10/15/40	1,320	1,259,169

			192,841,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	4,220	$2,951,532
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	15,138	13,879,354
4.390%	08/15/37	39,700	31,724,079
4.700%	04/02/27	5,130	4,970,026
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/15/33	6,600	6,588,199
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35(a)	2,240	2,107,662
5.850%	08/15/45	6,490	5,780,870
7.000%	08/04/41	3,275	3,235,588
8.125%	05/01/40	650	717,807

			71,955,117

Airlines — 0.5%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,438	2,198,929
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	7,305	6,546,651
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	2,827	2,627,895
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,723	3,447,178
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	16,034	14,423,320
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	1,726	1,688,114
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	7,520	7,463,863
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	123	115,001
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	966	908,134
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28(a)	3,193	2,997,692
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	16,313	14,367,624
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	4,175	3,804,469

			60,588,870

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers — 1.5%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30		968	$1,090,628
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		5,650	4,437,030
4.750%	01/15/43		6,670	5,120,778
7.750%	06/15/43		1,510	1,559,771
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.271%	01/09/27		1,775	1,642,541
4.687%	06/09/25		34,740	33,489,565
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		3,785	3,432,367
5.150%	04/01/38		3,890	3,471,033
5.200%	04/01/45		22,128	18,867,856
5.400%	04/01/48		4,065	3,506,495
6.250%	10/02/43		45,675	44,734,819
6.600%	04/01/36		13,335	13,716,254
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24		3,525	3,469,402
4.000%	01/15/25		372	360,449
4.000%	10/06/26		6,525	6,190,909
4.300%	07/13/25		440	426,844
4.350%	01/17/27		3,320	3,184,138
5.250%	03/01/26		11,130	10,956,776
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	14,991,366

				174,649,021

Banks — 10.0%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.800%	02/23/28		4,400	4,037,254
5.294%	08/18/27(a)		8,200	8,028,390
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(a)(oo)		1,750	1,723,556
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)		3,315	3,027,390
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		22,000	21,331,751
Sr. Unsec’d. Notes
2.972%(ff)	07/21/52		5,000	3,393,305
3.311%(ff)	04/22/42		12,500	9,526,289
3.419%(ff)	12/20/28		22,418	20,610,120
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		77,685	54,569,414
2.884%(ff)	10/22/30		11,865	10,218,667
3.194%(ff)	07/23/30		5,180	4,571,930
3.824%(ff)	01/20/28		67,232	63,660,806
4.083%(ff)	03/20/51		38,060	31,494,343
4.271%(ff)	07/23/29		3,600	3,414,323
4.330%(ff)	03/15/50		10,295	8,850,154

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
6.110%	01/29/37	1,000	$1,054,223
Sub. Notes, MTN
4.450%	03/03/26	18,340	17,843,031
Sub. Notes, Series L, MTN
3.950%	04/21/25	10,185	9,867,115
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)	11,245	9,937,994
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	6,505	6,235,145
4.375%	01/12/26	10,555	10,120,247
5.304%(ff)	08/09/26	22,700	22,206,781
Sub. Notes
5.088%(ff)	06/20/30	12,000	10,889,574
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.675%(ff)	06/30/27	10,595	9,328,511
2.591%(ff)	01/20/28	9,410	8,412,394
2.871%(ff)	04/19/32	10,000	8,174,405
3.132%(ff)	01/20/33(a)	20,330	16,683,794
4.400%	08/14/28	11,780	11,098,523
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	12,605	10,739,543
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/11/28(a)	4,000	3,613,547
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	3,750	3,142,802
Jr. Sub. Notes, Series U
5.000%(ff)	09/12/24(oo)	32,500	30,269,512
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	22,970	19,762,828
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	24,735	20,195,958
2.904%(ff)	11/03/42	5,420	3,845,614
3.668%(ff)	07/24/28	34,800	32,579,006
3.700%	01/12/26	1,800	1,726,294
3.887%(ff)	01/10/28	385	364,655
5.875%	01/30/42	4,115	4,321,751
6.875%	02/15/98	2,825	3,083,572
8.125%	07/15/39	2,000	2,559,073
Sub. Notes
4.400%	06/10/25	5,400	5,248,120
4.450%	09/29/27	3,905	3,728,946
4.600%	03/09/26	425	411,286
4.750%	05/18/46	1,045	895,357
6.174%(ff)	05/25/34	2,280	2,295,871
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	495	477,056
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	4,815	4,568,272

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27	4,260	$3,662,224
2.552%(ff)	01/07/28	1,022	884,442
Sub. Notes
3.729%(ff)	01/14/32	11,800	8,889,693
3.742%(ff)	01/07/33	8,930	6,517,294
7.079%(ff)	02/10/34	3,155	2,904,437
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26(a)	2,205	2,027,543
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.210%(ff)	04/22/42	2,975	2,197,755
3.500%	11/16/26	9,640	9,046,502
3.750%	02/25/26	1,500	1,439,868
Sub. Notes
5.150%	05/22/45	8,275	7,709,716
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	5,260	4,845,016
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54	8,290	8,253,702
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29	15,500	13,417,911
Sub. Notes, 144A
4.950%(ff)	06/01/42	4,505	2,966,452
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month LIBOR + 2.580%
7.879%(c)	08/01/23(a)(oo)	4,400	4,333,974
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	32,730	31,832,146
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(a)(oo)	15,730	14,681,700
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	26,715	24,249,201
Sr. Unsec’d. Notes
2.525%(ff)	11/19/41	34,035	23,405,201
2.739%(ff)	10/15/30	1,630	1,404,801
3.157%(ff)	04/22/42	15,586	11,762,636
3.328%(ff)	04/22/52	30,890	22,515,481
3.782%(ff)	02/01/28	5,000	4,765,287
3.882%(ff)	07/24/38	42,267	36,468,347
3.897%(ff)	01/23/49	3,000	2,424,396
3.964%(ff)	11/15/48	57,900	47,365,562
4.005%(ff)	04/23/29	11,035	10,403,552
4.032%(ff)	07/24/48	3,525	2,930,626
4.260%(ff)	02/22/48	31,042	26,893,444
4.452%(ff)	12/05/29	1,500	1,439,118
5.600%	07/15/41	1,100	1,141,221
Sub. Notes
4.125%	12/15/26	9,450	9,103,118
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27(a)	10,000	9,340,760

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.309%(ff)	07/20/32	9,795	$7,781,867
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	4,550	3,453,506
3.625%	01/20/27	2,600	2,469,852
4.375%	01/22/47	3,800	3,394,471
4.457%(ff)	04/22/39	8,035	7,159,603
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	589	568,416
4.431%(ff)	01/23/30	27,100	25,808,765
5.597%(ff)	03/24/51	33,500	34,878,072
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	12,595	9,827,596
3.971%(cc)	07/22/38	17,130	14,531,294
6.375%	07/24/42	20,875	23,278,065
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30	10,490	9,627,519
5.076%(ff)	01/27/30	8,105	7,714,176
5.808%(ff)	09/13/29(a)	1,895	1,865,096
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24	450	446,845
Societe Generale SA (France),
Gtd. Notes, 144A
3.625%	03/01/41	16,230	10,499,646
Sr. Unsec’d. Notes, 144A
2.226%(ff)	01/21/26	10,136	9,429,735
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25	9,864	9,260,891
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
9.149%(c)	09/15/23(oo)	1,668	1,668,601
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	09/01/24(oo)	18,520	15,694,730
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	1,665	1,593,238
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	500	436,163
3.126%(ff)	08/13/30	15,000	12,620,591
3.869%(ff)	01/12/29	12,455	11,225,069
4.125%	09/24/25	3,499	3,336,668
4.282%	01/09/28(a)	7,135	6,573,119
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53(a)	12,450	10,921,435
5.013%(ff)	04/04/51	5,200	4,828,378
Sub. Notes, GMTN
4.900%	11/17/45	8,905	7,836,286
Sub. Notes, MTN
4.650%	11/04/44	3,135	2,672,951
4.750%	12/07/46	13,680	11,636,260

			1,178,400,522

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	36,270	$35,315,873
4.900%	02/01/46	102,484	97,853,003
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	32,950	30,583,411
4.439%	10/06/48	15,865	14,310,708
4.600%	04/15/48	3,808	3,535,715
5.450%	01/23/39	6,345	6,573,675
5.550%	01/23/49	56,154	59,140,763
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25	21,850	21,282,099
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	22,929	22,015,950
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	11/15/45(a)	10,358	9,070,423
4.500%	04/15/52	4,011	3,533,627

			303,215,247

Biotechnology — 1.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	800	740,807
2.770%	09/01/53	5,170	3,225,908
2.800%	08/15/41	11,000	7,784,858
3.000%	01/15/52	8,827	5,891,836
3.625%	05/22/24	4,830	4,739,248
4.400%	05/01/45	18,243	15,801,332
4.663%	06/15/51	17,165	15,377,261
5.150%	11/15/41	6,183	5,979,472
5.600%	03/02/43	17,695	17,736,496
5.650%	03/02/53	6,875	6,969,885
5.750%	03/02/63	8,330	8,466,540
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,177	1,141,253
3.650%	03/01/26	12,295	11,835,286
4.500%	02/01/45	4,586	4,180,370
4.800%	04/01/44	11,250	10,747,221

			120,617,773

Building Materials — 1.0%
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	6,850	6,628,939
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	4,641,716
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,549,214

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,125	$1,110,928
4.250%	12/15/47	2,150	1,788,592
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	2,510,026
4.200%	12/01/24	4,868	4,767,496
4.300%	07/15/47	23,694	19,449,177
4.400%	01/30/48	16,375	13,555,245
7.000%	12/01/36	22,334	24,440,918
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	3,878	3,504,804
4.500%	06/15/47	32,910	28,616,787
4.700%	03/01/48	2,117	1,890,026

			114,453,868

Chemicals — 3.4%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	21,248	18,391,817
5.150%	03/15/34	20,126	19,286,238
5.375%	03/15/44(a)	24,200	22,123,909
Gtd. Notes, 144A
4.500%	12/01/26	20,768	20,035,808
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34	12,160	11,071,732
4.375%	11/15/42	6,781	5,740,427
4.800%	05/15/49	3,720	3,269,229
5.250%	11/15/41	401	387,046
5.550%	11/30/48	22,480	21,866,508
6.900%	05/15/53(a)	33,600	38,072,427
7.375%	11/01/29	7,959	8,860,274
9.400%	05/15/39(a)	351	472,336
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	3,868	3,829,049
Eastman Chemical Co.,
Sr. Unsec’d. Notes
4.800%	09/01/42	4,057	3,526,757
5.750%	03/08/33	2,030	2,029,902
FMC Corp.,
Sr. Unsec’d. Notes
6.375%	05/18/53	26,860	27,274,683
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31	24,321	19,443,610
4.500%	05/01/29	21,700	19,868,328
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	2,447	2,140,341
5.250%	07/15/43	376	340,978
LYB International Finance III LLC,
Gtd. Notes
2.250%	10/01/30(a)	12,275	10,077,015

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
3.375%	10/01/40	14,014	$10,350,617
3.625%	04/01/51	1,605	1,113,799
3.800%	10/01/60	3,893	2,628,073
4.200%	10/15/49	10,568	8,091,433
4.200%	05/01/50	47,950	36,615,396
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	4,273	4,252,537
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	8,506	7,981,650
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	7,241	6,334,744
4.200%	04/01/29(a)	735	693,269
4.900%	06/01/43	1,200	1,072,223
5.000%	04/01/49	2,010	1,803,626
5.250%	01/15/45	4,832	4,463,431
5.625%	12/01/40	1,985	1,922,001
5.800%	03/27/53(a)	28,425	28,525,406
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	1,970,817
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	595,708
Westlake Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/61	2,349	1,431,807
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	18,476,528

			396,431,479

Coal — 0.5%
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30(a)	5,819	5,285,469
5.200%	03/01/42	3,060	2,712,127
5.400%	02/01/43	42,680	38,707,516
6.000%	08/15/40(a)	6,627	6,447,764

			53,152,876

Commercial Services — 1.3%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	2,204,847
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	4,800	4,472,244
4.200%	11/01/46	32,800	27,510,367
4.500%	02/15/45	8,460	7,386,194
5.625%	03/15/42	1,000	1,000,935
6.700%	06/01/34	1,000	1,101,893
7.000%	10/15/37	3,623	4,134,292

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Experian Finance PLC,
Gtd. Notes, 144A
2.750%	03/08/30	4,050	$3,457,645
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	2,735,348
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,050	996,322
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	10,369,287
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	283,878
4.678%	07/01/2114	12,715	11,895,490
5.600%	07/01/2111	160	180,542
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44	2,800	2,720,957
Unsec’d. Notes, Series 2017
3.662%	12/01/57	17,262	14,263,889
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	9,200	8,168,389
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	429	433,696
Unsec’d. Notes
5.625%	10/01/38	17,500	18,681,347
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	2,215,443
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	3,783,369
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	3,311,160
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	6,238,892
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48	6,475	5,275,428
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	3,000	2,490,595
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54	6,100	4,906,752
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55	3,500	2,940,906

			153,160,107

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	3,024	$2,230,829
2.650%	05/11/50	3,495	2,433,679
2.700%	08/05/51	40,215	27,999,709
2.850%	08/05/61	77,200	52,528,574
2.950%	09/11/49	6,855	5,101,692
3.750%	09/12/47	4,900	4,231,352
3.850%	08/04/46	10,700	9,402,773
3.950%	08/08/52	3,795	3,343,034
4.650%	02/23/46	28,906	28,469,903
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	1,727,366

			137,468,911

Distribution/Wholesale — 0.1%
Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A
4.650%	04/20/32	10,590	9,872,332

Diversified Financial Services — 0.1%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	10,000	9,780,095
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43	3,500	3,442,142

			13,222,237

Electric — 13.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	5,450	4,116,250
3.950%	06/01/28	6,240	5,866,617
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	6,801,921
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	2,774,670
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	1,950,229
3.750%	12/01/47	10,015	7,978,375
3.800%	06/15/49	10,675	8,469,009
4.000%	12/01/46	5,000	4,184,526
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	3,742,176
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47	12,200	9,806,744
4.500%	03/15/49	1,155	1,047,435
5.900%	12/01/52	5,120	5,599,230
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	6,507,993
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	5,452,808

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	11,020	$10,586,297
3.800%	06/01/29(a)	9,750	8,915,684
Avista Corp.,
First Mortgage
4.000%	04/01/52	1,680	1,336,413
4.350%	06/01/48	11,205	9,676,980
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47	18,010	14,110,531
4.250%	09/15/48	14,575	12,354,786
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.500%	02/01/45	9,990	8,493,976
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage
4.500%	04/01/44	10,260	9,180,604
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	8,960	6,744,568
4.250%	11/01/28	1,095	1,025,299
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	8,478,435
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	9,128,827
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24	9,250	9,112,367
4.875%	03/01/44	4,495	4,089,440
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	17,409	12,046,257
3.650%	06/15/46	18,950	14,815,869
3.700%	03/01/45	4,751	3,762,047
3.800%	10/01/42	3,615	2,973,028
4.000%	03/01/48	5,808	4,867,003
4.000%	03/01/49	4,240	3,510,096
4.350%	11/15/45	5,560	4,849,323
4.600%	08/15/43	2,000	1,822,306
5.300%	02/01/53	613	625,495
First Mortgage, Series 123
3.750%	08/15/47	10,400	8,214,120
First Mortgage, Series 127
3.200%	11/15/49	4,455	3,182,849
First Mortgage, Series 131
2.750%	09/01/51	4,175	2,708,658
Connecticut Light & Power Co. (The),
First Mortgage
5.250%	01/15/53(a)	9,820	9,994,640
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	625	485,351
3.950%	03/01/43	4,905	3,997,676
5.700%	06/15/40	2,120	2,131,736

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	2,785	$2,261,558
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50	12,680	8,966,734
3.250%	08/15/46	5,075	3,733,253
3.500%	08/01/51	20,750	15,867,932
3.750%	02/15/50	3,500	2,796,799
4.350%	04/15/49	1,550	1,367,027
4.350%	08/31/64	6,840	5,511,353
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	2,982,469
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44(a)	4,774	4,147,730
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	5,173	4,630,390
4.050%	09/15/42	1,340	1,067,525
4.900%	08/01/41	8,810	7,897,730
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	14,055,149
3.700%	06/01/46	1,305	1,018,370
3.750%	08/15/47	7,900	6,213,627
3.950%	06/15/42	5,800	4,601,025
4.300%	07/01/44	3,975	3,444,994
General Ref. Mortgage, Series A
4.000%	04/01/43(a)	3,535	2,956,748
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	13,330	12,763,393
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	39,520	28,494,517
3.450%	04/15/51	380	278,786
3.700%	12/01/47	4,556	3,566,498
3.950%	03/15/48	7,724	6,299,431
4.250%	12/15/41	12,900	11,178,602
6.050%	04/15/38	2,505	2,646,027
First Ref. Mortgage
2.950%	12/01/26	14,955	14,053,149
3.750%	06/01/45	20,780	16,326,376
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	5,845,121
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	6,200,842
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	10,175	10,278,258
6.450%	04/01/39	7,100	7,711,701
First Mortgage, Series WWW
4.900%	07/15/43	400	382,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	1,500	$1,494,943
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	15,768,835
4.100%	03/15/43	1,200	1,003,806
4.150%	12/01/44	4,802	3,994,097
5.700%	04/01/35	500	494,021
6.125%	09/15/33	4,400	4,574,161
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	4,261,206
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	4,580	3,845,467
3.500%	04/06/28	23,797	21,743,681
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,172,422
4.200%	09/01/48	61,138	51,312,395
4.200%	04/01/50	20,550	17,128,790
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	9,018	6,996,931
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	13,495,059
4.500%	03/30/39	15,760	14,186,750
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	4,714,945
3.450%	04/15/50	4,420	3,221,371
4.100%	04/01/43	3,000	2,492,292
4.125%	03/01/42	3,010	2,532,058
4.250%	12/01/45	4,365	3,598,040
4.625%	09/01/43	2,780	2,326,241
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	4,290,311
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	5,390	4,591,379
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	10,262,468
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47	3,870	3,139,655
3.950%	03/01/48	22,070	18,598,706
3.990%	03/01/49	22,600	19,032,163
4.050%	10/01/44	4,104	3,510,976
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,366,489

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	16,803	$14,488,637
5.400%	06/01/40	3,109	2,989,724
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	1,736,616
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51	4,995	3,513,426
Idaho Power Co.,
First Mortgage, Series K
4.200%	03/01/48	6,300	5,371,207
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	6,384,364
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	11,052,083
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	572,365
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	3,883,773
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	9,746,671
5.300%	07/01/43	1,000	939,193
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	1,000	989,409
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	7,084	5,848,111
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25	10,000	9,564,553
4.300%	01/15/29	6,315	5,974,221
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	11,155,738
3.650%	08/01/48	22,370	17,218,602
4.250%	05/01/46	4,500	3,784,359
4.250%	07/15/49	10,200	8,677,764
4.400%	10/15/44	18,980	16,574,108
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,575	2,526,486
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	7,752,659
General Ref. Mortgage, Series GG
5.900%	05/01/53	8,765	9,116,544
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	5,164,576

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	$1,308,542
3.400%	08/15/42	8,450	6,615,523
3.600%	05/15/46(a)	17,056	13,190,554
3.600%	09/15/47	11,350	8,915,813
4.000%	08/15/45	4,830	3,944,370
4.125%	05/15/44	8,520	7,281,698
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	794	788,623
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	3,260,545
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	6,910,710
4.550%	03/15/44	1,325	1,107,813
Oncor Electric Delivery Co. LLC,
First Mortgage
2.700%	11/15/51	3,045	1,982,236
Sr. Sec’d. Notes
3.700%	05/15/50	27,148	21,512,771
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40(a)	2,185	1,474,664
3.950%	12/01/47	36,215	24,724,495
4.000%	12/01/46	22,088	14,813,354
4.250%	03/15/46	10,000	7,103,290
4.300%	03/15/45	10,000	7,128,762
4.500%	07/01/40	28,445	22,118,863
4.750%	02/15/44	8,542	6,627,635
4.950%	07/01/50	10,956	8,620,756
6.700%	04/01/53	737	724,901
6.750%	01/15/53(a)	2,085	2,058,062
PacifiCorp,
First Mortgage
2.700%	09/15/30	8,309	6,922,263
4.125%	01/15/49	29,424	22,749,087
4.150%	02/15/50	16,875	13,060,195
5.350%	12/01/53(a)	25,755	23,482,433
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	4,012,392
3.000%	09/15/49	3,922	2,725,732
3.050%	03/15/51	1,200	829,443
3.700%	09/15/47	3,840	3,041,543
3.900%	03/01/48	10,494	8,653,167
4.600%	05/15/52	1,545	1,417,095
First Ref. Mortgage
4.800%	10/15/43	1,575	1,423,415
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	15,647,007
3.600%	06/01/29	10,000	9,068,171

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	4,105	$2,906,089
3.950%	06/01/47	5,845	4,882,986
4.125%	06/15/44	4,450	3,778,376
5.250%	05/15/53	17,865	18,206,557
6.250%	05/15/39	500	548,930
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	26,213,670
7.750%	03/01/31	8,824	10,005,341
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	6,977,076
3.700%	06/15/28	2,000	1,897,036
4.100%	06/15/48	4,735	3,866,582
4.300%	03/15/44	165	142,636
5.250%	04/01/53	6,550	6,288,170
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
3.750%	03/15/24(a)	2,900	2,863,280
4.000%	06/01/44	2,000	1,602,660
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	16,169,659
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49	9,985	7,096,290
4.434%	11/15/41	1,787	1,476,629
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	26,327,043
5.350%	05/15/35	6,997	6,929,587
5.350%	05/15/40	773	748,840
6.000%	06/01/39	5,700	5,974,268
First Mortgage, Series TTT
4.100%	06/15/49	5,875	4,802,298
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	13,655,637
3.400%	02/01/28	21,790	20,085,718
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50(a)	16,130	12,065,528
First Ref. Mortgage
4.000%	04/01/47	28,115	22,406,918
4.050%	03/15/42	7,200	5,827,776
4.650%	10/01/43	1,950	1,706,654
5.500%	03/15/40	11,962	11,749,916
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	5,000	3,960,486
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	3,171,249
4.125%	03/01/48	15,150	12,318,607
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	15,190,084

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	$3,416,241
4.500%	08/15/41	550	477,784
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	6,176,079
4.450%	06/15/49	13,580	11,478,474
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,075,687
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	7,105,662
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,155,688
4.450%	02/15/44	1,210	1,040,559
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	2,765	2,619,678
3.800%	04/01/28	5,815	5,512,806
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,181,979
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	5,525	5,336,179
3.700%	01/30/27	24,065	22,049,382
4.300%	07/15/29	6,970	6,202,790
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	690,646
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	4,511,045
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	4,830,519

			1,554,188,677

Electronics — 0.1%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	3,225	2,565,645
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	2,500	2,431,250

			4,996,895

Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,810,125
5.500%	07/31/47	15,700	13,527,120

			18,337,245

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment — 0.5%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29	6,000	$5,483,286
5.050%	03/15/42(a)	22,485	18,863,260
5.141%	03/15/52	38,830	31,663,959
5.391%	03/15/62	4,850	3,941,880

			59,952,385

Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.950%	05/15/28	7,965	7,655,074
6.200%	03/01/40	5,000	5,442,455

			13,097,529

Foods — 2.0%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	543,473
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	43,312	39,197,208
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
3.000%	05/15/32	4,920	3,779,978
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,117	2,940,373
4.375%	06/01/46	8,181	6,970,877
4.625%	10/01/39	3,500	3,167,762
5.000%	07/15/35	3,181	3,131,933
5.200%	07/15/45	33,974	32,228,614
Gtd. Notes, 144A
7.125%	08/01/39	5,165	5,756,452
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	1,541,885
5.000%	04/15/42	1,150	1,048,995
5.150%	08/01/43	450	415,449
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	4,400	4,927,127
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	19,096,519
4.125%	04/01/54	11,735	9,841,861
4.200%	04/01/59	10,575	8,720,510
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	6,188	4,250,927
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	35,000	31,407,788
Sysco Corp.,
Gtd. Notes
3.300%	07/15/26	6,265	5,922,166
4.500%	04/01/46	4,255	3,618,741
6.600%	04/01/50	5,646	6,437,057

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	14,835	$13,951,348
4.550%	06/02/47	1,510	1,262,234
5.100%	09/28/48(a)	24,177	22,005,948
5.150%	08/15/44	1,075	976,807

			233,142,032

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28	2,960	3,203,993

Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49	13,650	10,074,916
4.125%	10/15/44	5,120	4,320,669
5.750%	10/15/52	7,625	8,108,874
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47	7,945	6,505,347
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44	6,745	6,133,896
5.650%	02/01/45	2,260	2,250,835
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48	14,125	12,157,038
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	12,500	11,340,611
4.650%	08/01/43	5,960	5,262,897
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44	2,500	2,085,540
First Mortgage, Series VV
4.300%	01/15/49	8,650	7,251,356
First Mortgage, Series WW
3.950%	02/15/50	26,720	20,908,507
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48	11,445	9,219,970
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26	9,414	8,877,015
3.950%	10/01/46	5,520	4,259,732
4.400%	06/01/43	750	619,466
4.400%	05/30/47	27,369	22,735,612

			142,112,281

Healthcare-Products — 0.7%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
5.750%	12/06/52	3,955	4,162,563
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51	1,410	973,543

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	5,215	$3,952,530
Medtronic Global Holdings SCA,
Gtd. Notes
2.250%	03/07/39	EUR	3,320	2,868,472
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		1	972
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
1.625%	10/18/41	EUR	6,765	5,048,258
2.000%	10/18/51	EUR	6,550	4,657,298
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41		2,485	1,849,818
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	24,501,062
1.875%	10/01/49	EUR	45,875	32,073,579

				80,088,095

Healthcare-Services — 3.5%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28		7,005	6,693,244
4.272%	08/15/48		8,950	7,880,282
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		1,865	1,535,649
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		3,338	2,805,402
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46		17,663	14,691,995
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47		6,650	5,754,670
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		2,875	2,588,952
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48		12,000	9,498,889
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		3,265	2,727,351
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/50		14,965	10,493,892
3.600%	03/15/51		3,360	2,571,964
3.700%	09/15/49		8,819	6,833,607
4.625%	05/15/42		2,600	2,343,962
4.650%	01/15/43		1,000	913,010
4.850%	08/15/54		510	442,470
5.100%	01/15/44		720	681,665

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
5.250%	04/15/25	3,500	$3,455,020
5.250%	06/15/49	33,928	30,678,916
5.375%	02/01/25	24,080	23,873,101
5.500%	06/15/47	10,000	9,390,401
5.875%	02/01/29	5,400	5,428,069
Indiana University Health, Inc. Obligated Group, Sec’d. Notes
3.970%	11/01/48	21,125	17,852,165
Inova Health System Foundation, Unsec’d. Notes
4.068%	05/15/52	5,000	4,260,828
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	10,969	9,635,834
4.875%	04/01/42	1,000	968,192
Unsec’d. Notes, Series 2021
3.002%	06/01/51	11,245	7,884,800
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	2,390	2,027,073
Unsec’d. Notes, Series 2020
2.955%	01/01/50	3,405	2,364,324
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50	2,840	1,718,251
MyMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	3,679,053
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,400	3,112,474
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	640	539,170
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	2,225	1,608,325
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43	2,150	1,874,619
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	10,610,663
4.784%	07/01/44	7,305	6,777,679
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	728,939
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	2,000	1,437,720
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	2,411,664
Unsec’d. Notes
4.089%	10/01/48	2,208	1,827,343

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	3,725	$2,510,290
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	10,560	9,289,391
3.450%	06/01/26(a)	4,715	4,498,983
4.250%	04/01/24	1,400	1,385,517
4.700%	03/30/45	7,800	6,868,280
5.750%	01/30/40	1,251	1,230,402
6.950%	07/01/37	1,704	1,780,794
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	21,045	14,258,968
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46	4,860	4,001,700
Unsec’d. Notes
3.477%	07/01/49	1,745	1,332,660
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	2,854,934
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28	2,400	2,230,997
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	4,716,980
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	3,362,085
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	5,000	3,855,072
3.950%	10/15/42	2,060	1,768,116
4.250%	04/15/47	13,715	12,010,818
4.250%	06/15/48	13,865	12,221,600
4.450%	12/15/48(a)	2,000	1,822,822
4.625%	11/15/41	4,601	4,321,590
4.750%	07/15/45	6,770	6,473,385
4.750%	05/15/52	10,905	10,353,598
4.950%	05/15/62	7,570	7,290,862
5.200%	04/15/63	48,000	47,881,433
5.800%	03/15/36	3,945	4,231,308
5.875%	02/15/53	5,130	5,690,812
6.050%	02/15/63	4,830	5,459,905

			416,304,929

Home Builders — 0.0%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	915	897,695

Household Products/Wares — 0.4%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	22,227,143

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Household Products/Wares (cont’d.)
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/26/24(a)	21,245	$20,672,018
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	348,183

			43,247,344

Insurance — 2.2%
Allstate Corp. (The),
Sub. Notes, Series B
5.750%(ff)	08/15/53	800	790,051
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45	15,000	13,402,623
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	7,752,714
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	3,865	2,691,983
4.300%	05/15/43	2,895	2,648,459
Chubb INA Holdings, Inc.,
Gtd. Notes
2.850%	12/15/51	8,570	5,987,279
3.050%	12/15/61	10,935	7,364,216
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26	9,363	9,089,082
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52	15,000	9,927,998
3.500%	10/15/50	5,045	3,580,206
4.868%	06/01/44	14,360	12,827,653
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	465	401,582
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	9,999	7,061,852
3.951%	10/15/50	36,115	26,311,048
4.569%	02/01/29	5,880	5,558,241
5.500%	06/15/52	11,020	10,374,333
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	4,321,831
7.000%	06/15/40	6,248	6,517,852
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.450%	05/07/52	11,395	8,026,047
3.500%	11/01/27	5,000	4,649,379
4.150%	09/17/50	8,815	6,889,585
4.300%	11/01/47	4,479	3,637,692
5.000%	03/30/43	100	86,728
5.000%	04/05/46	2,360	2,068,646
5.000%	05/20/49	18,590	16,734,564

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
MetLife, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/54(a)	10,230	$9,959,314
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	6,880	5,741,124
Progressive Corp. (The),
Jr. Sub. Notes, Series B, 3 Month LIBOR + 2.539%
8.091%(c)	07/31/23(oo)	4,000	3,935,012
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	1,827,559
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	21,900,956
4.900%	09/15/44	350	316,447
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51	37,734	27,778,467
5.750%	08/15/42	5,540	5,219,359
7.250%	03/15/28	2,707	2,809,061
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	2,339,779
XL Group Ltd. (Bermuda),
Sr. Unsec’d. Notes
5.250%	12/15/43	2,962	2,907,660

			263,436,382

Internet — 0.5%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52	15,695	13,647,857
4.100%	04/13/62	53,671	46,332,225
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	3,715	3,109,455

			63,089,537

Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	5,080	4,519,660

Lodging — 0.4%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	11,926,564
5.000%	10/15/27	12,845	12,751,070
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	21,257,547

			45,935,181

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36	2,200	2,417,316

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50(a)	3,385	$3,000,742
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	46,281	44,829,542

			47,830,284

Media — 4.2%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	144,886
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	26,750	20,129,516
5.375%	04/01/38	13,155	11,190,739
5.375%	05/01/47	56,457	46,655,649
5.750%	04/01/48	76,467	65,411,640
6.384%	10/23/35	17,423	17,005,751
6.484%	10/23/45	10,574	9,956,206
6.834%	10/23/55	10,596	9,993,430
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51	28,479	19,101,469
2.937%	11/01/56	59,274	38,611,957
3.250%	11/01/39	54,500	43,239,019
3.300%	02/01/27	3,245	3,080,624
3.400%	07/15/46	12,867	9,761,998
3.450%	02/01/50	54,000	41,218,365
3.750%	04/01/40	14,385	12,118,580
3.900%	03/01/38	18,880	16,402,155
3.969%	11/01/47	13,145	10,918,825
3.999%	11/01/49	10,302	8,551,822
4.000%	03/01/48	5,843	4,876,178
4.049%	11/01/52	3,299	2,744,095
4.200%	08/15/34	10,000	9,322,213
5.350%	05/15/53	2,750	2,796,091
5.500%	05/15/64	1,760	1,783,501
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	3,653,624
4.000%	09/15/55	6,650	4,407,258
4.125%	05/15/29	11,100	10,175,786
5.300%	05/15/49	35,722	29,651,753
Paramount Global,
Jr. Sub. Notes
6.250%(ff)	02/28/57	2,835	2,165,287
Sr. Unsec’d. Notes
3.700%	06/01/28	2,130	1,895,741
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	2,548,232
5.875%	11/15/40	7,590	6,714,306
6.550%	05/01/37	2,785	2,678,348
6.750%	06/15/39	4,700	4,515,253

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	4,600	$4,542,040
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	1,215	966,862
5.400%	10/01/43	9,675	9,866,118
7.700%	10/30/25	1,129	1,177,043

			489,972,360

Mining — 1.6%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes
3.375%	11/01/28	12,250	10,719,975
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	5,000	5,274,418
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36(a)	15,000	15,773,443
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	1,300	1,313,670
5.750%	05/01/43	8,314	8,502,568
7.500%	09/15/38	10,946	12,563,368
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	28,149,012
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	3,528	3,498,465
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52	3,000	2,704,080
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27(a)	24,087	23,050,151
5.950%	03/15/24	8,220	8,197,316
6.875%	09/01/41	11,304	11,769,447
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	9,462	7,769,884
6.250%	10/01/39	4,050	4,280,698
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.750%	11/02/51	17,586	11,890,164
5.200%	11/02/40	860	865,906
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.125%	08/21/42	2,645	2,317,771
4.750%	03/22/42	3,750	3,567,033
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,800	4,194,554
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
6.750%	04/16/40	10,177	11,223,690

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	$2,154,341
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	6,059	4,723,537
4.625%	12/15/27	5,811	5,492,061

			189,995,552

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	11,200	10,971,177
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29(a)	4,175	3,799,114
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.875%	03/11/41	6,185	4,702,980
4.400%	05/27/45	8,260	7,636,714
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	8,732,292

			35,842,277

Office/Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	57,895	52,087,107

Oil & Gas — 5.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	12,543	10,345,994
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	8,500	7,554,172
6.000%	06/13/33	19,395	19,402,680
Apache Corp.,
Sr. Unsec’d. Notes
5.250%	02/01/42	7,500	5,911,116
BP Capital Markets America, Inc.,
Gtd. Notes
3.060%	06/17/41	13,255	10,065,625
3.119%	05/04/26	6,752	6,428,613
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	32,565	32,882,860
6.450%	06/30/33	2,000	2,050,700
6.500%	02/15/37	370	377,445
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52(a)	16,394	11,533,486
5.250%	06/15/37	5,946	5,461,534
5.400%	06/15/47	43,262	39,171,362
6.750%	11/15/39	11,798	12,347,586
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50	4,030	3,004,430

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43	1,101	$1,120,600
6.000%	03/01/41	3,550	3,902,026
ConocoPhillips Co.,
Gtd. Notes
3.758%	03/15/42	6,810	5,730,717
3.800%	03/15/52	31,200	25,333,680
4.025%	03/15/62	116	94,594
4.150%	11/15/34	847	771,673
4.300%	11/15/44	3,330	2,937,746
5.300%	05/15/53	10,190	10,369,324
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	2,525	2,474,445
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	3,675	3,104,548
5.000%	06/15/45(a)	14,051	12,190,346
5.600%	07/15/41	21,825	20,549,917
5.875%	06/15/28	7,125	7,100,896
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	11,145	10,480,458
3.500%	12/01/29	9,490	8,553,490
4.400%	03/24/51	18,000	14,274,138
6.250%	03/15/53	27,750	28,171,175
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	1,635	1,628,462
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	4,067	3,646,172
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	3,260	2,825,167
3.250%	11/18/49	6,000	4,505,047
3.625%	04/06/40	1,380	1,152,612
3.950%	05/15/43	2,796	2,400,726
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.567%	03/06/45	4,370	3,557,387
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27	3,684	3,516,330
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28	10,000	9,322,314
5.000%	09/15/54	11,375	9,392,369
5.125%	12/15/26	13,890	13,770,345
5.850%	12/15/45	3,110	2,830,725
6.500%	03/01/41	10,163	10,459,060
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40	14,766	14,620,577
6.450%	09/15/36	16,937	17,435,318
7.500%	05/01/31	4,290	4,683,743

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31	1,000	$1,071,790
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28(a)	6,575	5,402,678
6.350%	02/12/48	2,025	1,220,387
6.950%	01/28/60	6,100	3,772,850
7.690%	01/23/50(a)	12,200	8,222,556
Phillips 66,
Gtd. Notes
2.150%	12/15/30(a)	11,715	9,562,287
3.300%	03/15/52	13,505	9,287,943
4.650%	11/15/34	8,200	7,751,647
Phillips 66 Co.,
Gtd. Notes
3.550%	10/01/26	11,680	10,964,172
4.680%	02/15/45	500	427,072
4.900%	10/01/46	6,500	5,749,851
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	4,820	3,910,014
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	9,833,749
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10,000	9,663,900
4.000%	05/10/46	3,000	2,536,362
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	9,853	7,150,330
5.950%	12/01/34	1,000	1,001,821
6.500%	06/15/38(a)	3,900	4,033,153
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29	20,000	18,611,616
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51	21,242	14,886,520
4.350%	06/01/28	25,440	24,313,412

			588,817,840

Oil & Gas Services — 0.3%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	4,000	4,187,181
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	8,195,073
5.000%	11/15/45	1,835	1,660,898
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	18,479	17,408,417

			31,451,569

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	2,715	$2,256,883
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	975	967,275
WestRock MWV LLC,
Gtd. Notes
7.950%	02/15/31	2,487	2,827,835
WRKCo, Inc.,
Gtd. Notes
4.900%	03/15/29(a)	3,190	3,085,524

			9,137,517

Pharmaceuticals — 6.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	91,680	79,795,305
4.250%	11/21/49	40,832	35,183,601
4.300%	05/14/36	2,500	2,298,742
4.400%	11/06/42	950	850,531
4.500%	05/14/35	14,945	14,183,860
4.550%	03/15/35	42,638	40,589,772
4.625%	10/01/42	3,115	2,813,976
4.700%	05/14/45	46,155	42,077,907
4.875%	11/14/48	12,407	11,703,906
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.600%	07/15/42	1,000	700,690
4.700%	07/15/64	3,246	2,593,665
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	11,500	8,077,885
3.400%	07/26/29	5,204	4,828,685
3.700%	03/15/52	3,330	2,701,858
3.900%	03/15/62	15,215	12,228,004
4.250%	10/26/49	14,610	12,969,467
4.350%	11/15/47	22,307	20,224,718
4.550%	02/20/48	34,941	32,574,766
4.625%	05/15/44	6,837	6,478,755
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,500	1,451,327
4.600%	03/15/43	5,964	4,981,008
4.900%	09/15/45	16,736	14,578,692
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	17,240	16,241,992
4.375%	10/15/28	25,005	24,190,005
4.500%	02/25/26	16,905	16,560,137
4.800%	07/15/46	42,235	38,756,244
4.900%	12/15/48	27,425	25,507,665
5.375%	02/15/42	3,650	3,535,481
Sr. Unsec’d. Notes
2.375%	03/15/31	16,605	13,936,552
3.200%	03/15/40	9,125	7,015,525

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		57,035	$51,188,079
3.875%	07/20/25		1,178	1,145,439
4.300%	03/25/28(a)		9,442	9,105,417
4.780%	03/25/38		40,326	37,173,577
5.125%	07/20/45		41,205	38,076,930
5.300%	12/05/43		20,115	19,234,810
6.250%	06/01/27		1,000	1,037,272
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	9,052,883
4.950%	02/27/63		3,000	3,059,969
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28(a)		11,490	11,056,625
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40		8,585	6,049,745
2.450%	09/01/60		1,990	1,280,588
3.400%	01/15/38		4,365	3,804,761
3.625%	03/03/37		6,385	5,745,899
4.375%	12/05/33		4,000	4,030,382
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		3,175	3,098,000
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		4,188	2,890,175
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		29,921	23,277,017
5.400%	11/29/43		4,169	3,488,653
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45		4,625	4,176,945
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		31,082	30,891,069
3.200%	09/23/26		4,755	4,464,707
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		2,375	1,786,437
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		43,168	34,086,554
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		4,605	3,188,709
4.000%	06/22/50		5,815	3,846,581

				815,867,944

Pipelines — 7.9%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		4,460	3,833,636

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	20,000	$18,192,371
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48	8,381	7,072,042
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,233,422
5.125%	05/15/29	6,975	6,819,987
5.375%	07/15/25	27,350	27,081,208
5.600%	04/01/44	7,379	6,989,722
8.125%	08/16/30	6,000	6,765,898
Gtd. Notes, 144A
6.450%	11/03/36	10,766	11,057,792
6.750%	09/15/37	890	944,317
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	769,159
Energy Transfer LP,
Gtd. Notes
5.350%	05/15/45	2,875	2,511,461
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	26,000	22,111,803
Sr. Unsec’d. Notes
4.200%	04/15/27	5,000	4,774,303
4.900%	03/15/35	5,735	5,269,219
5.000%	05/15/50	24,385	20,604,810
5.150%	02/01/43	4,450	3,793,333
5.300%	04/01/44	12,420	10,703,108
5.300%	04/15/47	2,500	2,178,359
5.400%	10/01/47	29,625	26,200,173
6.000%	06/15/48	8,083	7,674,588
6.125%	12/15/45	30,335	28,895,149
6.250%	04/15/49	45,565	44,501,076
7.500%	07/01/38	11,000	12,047,287
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	19,814	18,899,509
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47(a)	4,233	3,481,139
5.600%	04/01/44	1,651	1,383,560
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	10,390	8,008,159
4.150%	10/16/28	6,750	6,461,262
4.200%	01/31/50	25,110	21,051,772
4.250%	02/15/48	18,060	15,310,477
4.450%	02/15/43	7,935	6,994,385
4.800%	02/01/49	5,698	5,220,245
4.850%	08/15/42	1,990	1,830,105
4.850%	03/15/44	5,775	5,324,067
4.900%	05/15/46	34,397	31,734,261
4.950%	10/15/54	3,110	2,831,663
5.100%	02/15/45	6,532	6,231,800
5.375%(ff)	02/15/78	7,380	6,107,613
5.700%	02/15/42	5,100	5,181,591

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
6.125%	10/15/39	3,937	$4,181,622
Gtd. Notes, Series D
6.875%	03/01/33	55	61,960
Gtd. Notes, Series D, 3 Month LIBOR + 2.986%
8.304%(c)	08/16/77	4,312	4,252,412
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24	2,620	2,567,614
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	17,723,525
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	9,293,863
5.000%	08/15/42	2,010	1,703,800
5.000%	03/01/43	1,176	1,013,986
5.400%	09/01/44	878	781,497
6.500%	02/01/37	900	924,328
6.500%	09/01/39	5,545	5,663,071
6.550%	09/15/40	4,370	4,432,422
Gtd. Notes, MTN
6.950%	01/15/38	575	618,627
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	25,499	17,632,188
5.050%	02/15/46	7,759	6,639,739
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	4,130	2,989,136
4.850%	02/01/49	17,700	14,394,416
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24	8,625	8,448,582
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	5,016	4,866,190
4.500%	04/15/38	6,469	5,574,827
4.700%	04/15/48	35,677	29,385,917
4.875%	12/01/24	1,566	1,544,236
4.900%	04/15/58	9,705	7,828,790
4.950%	03/14/52	4,017	3,413,207
5.200%	03/01/47	2,690	2,363,597
5.200%	12/01/47	14,490	12,692,925
5.500%	02/15/49	41,665	37,967,192
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	8,392	7,994,616
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	1,325	1,281,048
6.200%	09/15/43	18,615	17,982,127
6.850%	10/15/37	1,742	1,792,044
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	8,745	7,513,807
3.400%	09/01/29	4,705	4,113,039
4.450%	09/01/49	10,085	7,670,108

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.500%	03/15/50	18,730	$14,297,478
4.550%	07/15/28	15,725	14,916,570
4.950%	07/13/47	31,318	25,819,071
5.200%	07/15/48(a)	16,565	14,180,083
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	3,711,841
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,055,236
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	565	465,260
Targa Resources Corp.,
Gtd. Notes
6.250%	07/01/52	9,000	8,841,281
6.500%	02/15/53	40,449	41,452,656
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	4,710	4,031,764
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	2,100	1,787,338
5.400%	08/15/41	1,560	1,500,165
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	4,925	4,732,845
5.300%	03/01/48	11,885	9,944,946
5.450%	04/01/44	3,175	2,696,811
6.150%	04/01/33(a)	1,085	1,092,260
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30(a)	3,770	3,379,915
3.500%	10/15/51	17,225	11,921,916
3.750%	06/15/27	990	934,964
4.300%	03/04/24	9,900	9,781,187
4.850%	03/01/48	3,650	3,176,597
4.900%	01/15/45	9,062	7,926,879
5.100%	09/15/45	2,082	1,875,410
5.300%	08/15/52	7,130	6,588,015
5.400%	03/04/44	16,409	15,150,008
5.750%	06/24/44	13,955	13,612,270
5.800%	11/15/43	3,434	3,334,373
6.300%	04/15/40	12,660	13,296,834

			929,886,262

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	4,248,569

Real Estate Investment Trusts (REITs) — 1.0%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	927,638
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5,300	5,081,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.900%	03/15/27	11,645	$10,711,982
4.125%	05/15/29	6,449	5,753,347
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	10,000	9,625,398
Simon Property Group LP,
Sr. Unsec’d. Notes
3.800%	07/15/50	4,300	3,181,060
5.850%	03/08/53	12,000	11,927,084
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	3,719	3,500,395
4.700%	06/01/27	2,020	1,859,451
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	11,554	10,734,017
4.400%	01/15/29	17,246	16,104,947
Welltower OP LLC,
Gtd. Notes
2.750%	01/15/31	6,635	5,470,874
3.100%	01/15/30	7,500	6,526,513
4.000%	06/01/25	12,865	12,432,888
4.250%	04/01/26	3,070	2,969,026
4.250%	04/15/28	9,620	9,064,759
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30	2,100	1,932,973
7.375%	03/15/32(a)	3,992	4,448,434

			122,251,786

Retail — 1.7%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	18,535,536
4.500%	07/26/47	15,758	12,547,607
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	4,570	3,477,085
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29(a)	9,490	8,772,032
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	17,675	17,399,601
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	5,000	4,844,341
4.200%	05/15/28	29,165	27,646,499
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	06/15/47	20,500	17,423,160
4.200%	04/01/43	5,422	4,846,225
4.250%	04/01/46	9,395	8,330,968
4.400%	03/15/45	15,945	14,540,475
5.875%	12/16/36	8,382	9,131,721

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Macy’s Retail Holdings LLC,
Gtd. Notes
4.300%	02/15/43		8,994	$5,553,436
5.125%	01/15/42		1,875	1,284,245
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50		4,675	4,043,884
4.600%	05/26/45		5,325	4,851,879
4.875%	12/09/45		5,000	4,779,519
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29		2,340	2,198,653
4.700%	06/15/32(a)		4,325	4,165,039
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		4,500	4,458,113
Target Corp.,
Sr. Unsec’d. Notes
4.800%	01/15/53(a)		5,990	5,729,623
Walmart, Inc.,
Sr. Unsec’d. Notes
4.500%	09/09/52(a)		9,335	9,111,186
4.500%	04/15/53		3,440	3,354,516

				197,025,343

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.363%(ff)	08/01/24		1,765	1,761,228

Semiconductors — 0.8%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41		10,000	7,485,667
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		50,673	38,839,916
Intel Corp.,
Sr. Unsec’d. Notes
5.050%	08/05/62		5,630	5,187,953
5.625%	02/10/43		2,590	2,632,100
5.700%	02/10/53(a)		22,515	22,934,755
5.900%	02/10/63		17,288	17,829,190

				94,909,581

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27		3,440	3,156,512

Software — 2.7%
Fiserv, Inc.,
Sr. Unsec’d. Notes
0.375%	07/01/23	EUR	23,075	25,176,262
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		19,949	13,800,537
2.675%	06/01/60		63,513	42,539,841
2.921%	03/17/52		77,381	57,507,793
3.041%	03/17/62		45,717	33,373,901

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	5,000	$3,868,960
3.600%	04/01/50	8,279	5,911,587
3.800%	11/15/37	21,055	17,216,766
3.850%	04/01/60	3,950	2,770,900
3.900%	05/15/35	7,346	6,332,606
3.950%	03/25/51	1,920	1,449,712
4.000%	07/15/46	30,190	23,207,205
4.125%	05/15/45	1,300	1,020,603
4.300%	07/08/34	12,200	11,080,637
4.375%	05/15/55	30,959	24,885,739
5.550%	02/06/53(a)	15,705	15,216,325
6.900%	11/09/52	26,335	29,510,175
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	5,885	5,657,749

			320,527,298

Telecommunications — 3.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	36,400	27,966,054
3.500%	09/15/53	71,137	50,362,188
3.550%	09/15/55	69,667	48,772,669
3.650%	09/15/59	132,309	92,037,557
3.800%	12/01/57	22,245	16,090,398
4.500%	05/15/35	22,285	20,475,788
4.650%	06/01/44	19,400	16,894,528
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	1,675	2,056,063
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	1,000	1,190,729
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29	27,700	26,803,660
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24(a)	8,786	8,522,420
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41	27,795	20,295,562
3.300%	02/15/51	24,035	16,875,267
4.375%	04/15/40	3,205	2,837,190
4.500%	04/15/50(a)	4,300	3,694,436
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	6,875	4,779,410
2.875%	11/20/50	3,510	2,285,407
2.987%	10/30/56	10,621	6,749,043
3.550%	03/22/51(a)	5,480	4,092,372
3.700%	03/22/61(a)	49,135	35,736,965
4.000%	03/22/50	5,566	4,521,327

			413,039,033

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation — 1.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	$3,076,488
4.375%	09/01/42	8,705	7,872,796
4.400%	03/15/42	10,600	9,613,781
4.450%	03/15/43	11,312	10,273,142
4.550%	09/01/44	2,455	2,257,256
4.700%	09/01/45	3,040	2,829,498
5.050%	03/01/41	1,620	1,596,402
5.150%	09/01/43	3,133	3,110,025
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.400%	08/05/52	6,500	5,951,743
4.500%	11/07/43	2,000	1,741,570
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
4.300%	05/15/43	2,680	2,317,795
4.800%	09/15/35	1,645	1,598,390
4.950%	08/15/45	10,000	9,326,650
6.125%	09/15/2115	14,400	14,844,855
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	5,452,649
3.350%	11/01/25	10,250	9,806,073
4.500%	08/01/54	10,400	9,232,273
4.750%	05/30/42	5,000	4,605,328
5.500%	04/15/41	1,682	1,704,679
6.150%	05/01/37	1,000	1,074,848
6.220%	04/30/40	531	574,764
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	672,981
4.250%	05/15/30(a)	5,095	4,872,857
4.500%	02/01/65	2,115	1,627,779
4.550%	04/01/46	6,975	5,996,083
4.750%	11/15/45	2,925	2,610,405
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	7,626	5,285,195
3.942%	11/01/47	3,667	2,965,985
3.950%	10/01/42	1,140	934,504
4.050%	08/15/52	1,585	1,306,813
4.100%	05/15/2121	10,745	7,604,731
4.450%	06/15/45	1,700	1,479,431
4.650%	01/15/46	700	627,196
4.800%	08/15/43	852	744,092
4.837%	10/01/41	1,080	998,419
5.590%	05/17/25	3,000	2,996,581
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	1,400	913,997
3.350%	08/15/46	4,300	3,199,739
3.799%	04/06/71	23,845	18,276,959
3.875%	02/01/55	4,805	3,902,376
3.950%	08/15/59	5,100	4,144,211

			180,021,339

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26	4,325	$3,822,274
3.400%	11/15/26	4,275	3,941,737
4.125%	08/01/23	20,000	19,968,908

			27,732,919

Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47	7,370	5,828,993
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	5,000	4,896,152

			10,725,145

TOTAL CORPORATE BONDS (cost $12,164,463,951)			10,495,284,601

MUNICIPAL BONDS — 1.9%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	8,642,920
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	9,787,254
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,050	1,128,654
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53	4,375	4,057,647

			23,616,475

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	4,664,275

Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	106,708
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	7,605	7,455,953

			7,562,661

Michigan — 0.2%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	4,295,557
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	19,144	16,697,364
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,810	3,599,761

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Michigan (cont’d.)
Taxable, Revenue Bonds, Series C
3.599%	04/01/47	5,000	$4,336,755

			28,929,437

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	15,339,605
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	338,585

			15,678,190

New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	35,517,966
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	6,448,941

			41,966,907

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,153,548

Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	6,089	5,023,665
4.800%	06/01/2111	1,300	1,189,171

			6,212,836

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	8,292,420
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	3,797,146

			12,089,566

Puerto Rico — 0.2%
Puerto Rico Highway & Transportation Authority,
Revenue Bonds, Series A
5.000%	07/01/62	7,000	6,785,567
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	13,722	13,341,395

			20,126,962

Texas — 0.3%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	1,025	906,163
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	6,718,525

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Texas (cont’d.)
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	$13,768,695
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	22,905	18,497,537

			39,890,920

Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	10,444,035
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	8,536,686

			18,980,721

TOTAL MUNICIPAL BONDS (cost $255,329,493)			220,872,498

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds
1.875%	11/15/51(k)	4,500	2,971,406
2.250%	02/15/52(h)	4,000	2,891,875
2.875%	05/15/52(h)(k)	6,000	4,974,375
4.000%	11/15/42	125	124,278
U.S. Treasury Notes
0.625%	08/15/30(k)	4,800	3,824,250

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,882,934)			14,786,184

		Shares

PREFERRED STOCKS — 0.2%
Capital Markets — 0.1%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)		335,000	7,691,600

Financial Services — 0.1%
SCE Trust V, 5.450%(c), 3 Month LIBOR + 3.790%, Series K, Maturing 03/15/26(oo)		565,000	12,588,200

TOTAL PREFERRED STOCKS (cost $22,500,000)			20,279,800

TOTAL LONG-TERM INVESTMENTS (cost $13,394,760,884)			11,618,763,067

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 1.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	15,084,855	$15,084,855
PGIM Institutional Money Market Fund (cost $208,329,691; includes $207,321,250 of cash collateral for securities on loan)(b)(wa)	208,452,544	208,306,627

TOTAL SHORT-TERM INVESTMENTS (cost $223,414,546)		223,391,482

TOTAL INVESTMENTS—100.5% (cost $13,618,175,430)		11,842,154,549
Liabilities in excess of other assets(z) — (0.5)%		(55,003,340)

NET ASSETS — 100.0%		$11,787,151,209

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $205,955,873; cash collateral of $207,321,250 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $25,249,863. The aggregate value of $22,980,587 is 0.2% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7,852	10 Year U.S. Treasury Notes	Sep. 2023	$881,509,727	$(19,523,612)
1,639	10 Year U.S. Ultra Treasury Notes	Sep. 2023	194,119,063	(2,179,033)
847	20 Year U.S. Treasury Bonds	Sep. 2023	107,489,594	(96,311)

				(21,798,956)

Short Positions:
104	2 Year U.S. Treasury Notes	Sep. 2023	21,147,750	214,351
2,696	5 Year U.S. Treasury Notes	Sep. 2023	288,724,750	5,779,406
1,161	10 Year Euro-Bund	Sep. 2023	169,432,959	1,869,152
2,659	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	362,205,656	(3,826,164)

				4,036,745

				$(17,762,211)

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/23	SSB	EUR	186,281	$203,418,922	$203,317,927	$—	$(100,995)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/23	TD	EUR	186,281	$200,900,029	$203,317,926	$—	$(2,417,897)
Expiring 08/02/23	SSB	EUR	186,281	203,706,354	203,617,599	88,755	—

				$404,606,383	$406,935,525	88,755	(2,417,897)

						$88,755	$(2,518,892)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	690,000	$(3,203,934)	$(10,533,733)	$(7,329,799)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$22,501,000	$5,176,963

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$100,138,865	$—
Commercial Mortgage-Backed Securities	—	767,401,119	—
Corporate Bonds	—	10,495,284,601	—
Municipal Bonds	—	220,872,498	—
U.S. Treasury Obligations	—	14,786,184	—
Preferred Stocks	20,279,800	—	—
Short-Term Investments
Affiliated Mutual Funds	223,391,482	—	—

Total	$243,671,282	$11,598,483,267	$—

Other Financial Instruments*
Assets
Futures Contracts	$7,862,909	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	88,755	—

Total	$7,862,909	$88,755	$—

Liabilities
Futures Contracts	$(25,625,120)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,518,892)	—
Centrally Cleared Credit Default Swap Agreement	—	(7,329,799)	—

Total	$(25,625,120)	$(9,848,691)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Electric	13.2%
Banks	10.0
Pipelines	7.9
Pharmaceuticals	6.9
Commercial Mortgage-Backed Securities	6.5
Oil & Gas	5.0
Media	4.2
Healthcare-Services	3.5

Telecommunications	3.5%
Chemicals	3.4
Software	2.7
Beverages	2.6
Insurance	2.2
Foods	2.0
Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	1.9

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Industry Classification (continued):

Municipal Bonds	1.9%
Retail	1.7
Aerospace & Defense	1.6
Mining	1.6
Transportation	1.5
Auto Manufacturers	1.5
Commercial Services	1.3
Gas	1.2
Computers	1.2
Real Estate Investment Trusts (REITs)	1.0
Biotechnology	1.0
Building Materials	1.0
Collateralized Loan Obligations	0.9
Semiconductors	0.8
Healthcare-Products	0.7
Agriculture	0.6
Internet	0.5
Airlines	0.5
Entertainment	0.5
Coal	0.5
Office/Business Equipment	0.4
Machinery-Diversified	0.4
Lodging	0.4
Household Products/Wares	0.4
Miscellaneous Manufacturing	0.3

Oil & Gas Services	0.3%
Trucking & Leasing	0.2
Engineering & Construction	0.2
U.S. Treasury Obligations	0.1
Diversified Financial Services	0.1
Environmental Control	0.1
Financial Services	0.1
Water	0.1
Distribution/Wholesale	0.1
Packaging & Containers	0.1
Capital Markets	0.1
Electronics	0.1
Iron/Steel	0.0	*
Real Estate	0.0	*
Forest Products & Paper	0.0	*
Shipbuilding	0.0	*
Machinery-Construction & Mining	0.0	*
Savings & Loans	0.0	*
Home Builders	0.0	*

	100.5
Liabilities in excess of other assets	(0.5)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$7,329,799	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	88,755		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,518,892
Interest rate contracts	Due from/to broker-variation margin futures	7,862,909	*	Due from/to broker-variation margin futures	25,625,120	*

		$7,951,664			$35,473,811

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(11,487,857)
Foreign exchange contracts	—	(7,846,752)	—
Interest rate contracts	36,548,738	—	—

Total	$36,548,738	$(7,846,752)	$(11,487,857)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$659,050
Foreign exchange contracts	—	6,497,732	—
Interest rate contracts	(34,773,332)	—	—

Total	$(34,773,332)	$6,497,732	$659,050

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,396,784,026
Futures Contracts - Short Positions (1)	971,227,856
Forward Foreign Currency Exchange Contracts - Purchased (2)	154,343,982
Forward Foreign Currency Exchange Contracts - Sold (2)	382,371,070
Credit Default Swap Agreements - Buy Protection (1)	733,973,333

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$205,955,873	$(205,955,873)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

SSB	$88,755	$(100,995)	$(12,240)	$—	$(12,240)
TD	—	(2,417,897)	(2,417,897)	2,417,897	—

	$88,755	$(2,518,892)	$(2,430,137)	$2,417,897	$(12,240)

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $205,955,873:
Unaffiliated investments (cost $13,394,760,884)	$11,618,763,067
Affiliated investments (cost $223,414,546)	223,391,482
Foreign currency, at value (cost $147,384)	147,702
Dividends and interest receivable	139,137,366
Deposit with broker for centrally cleared/exchange-traded derivatives	22,501,000
Receivable for investments sold	1,729,817
Unrealized appreciation on OTC forward foreign currency exchange contracts	88,755
Prepaid expenses and other assets	37,010

Total Assets	12,005,796,199

LIABILITIES
Payable to broker for collateral for securities on loan	207,321,250
Payable for Portfolio shares purchased	2,754,443
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,518,892
Accrued expenses and other liabilities	2,147,118
Management fee payable	1,628,699
Due to broker-variation margin futures	1,056,667
Due to broker-variation margin swaps	893,494
Distribution fee payable	322,308
Payable to custodian	823
Affiliated transfer agent fee payable	707
Trustees’ fees payable	589

Total Liabilities	218,644,990

NET ASSETS	$11,787,151,209

Net assets were comprised of:
Partners’ Equity	$11,787,151,209

Net asset value and redemption price per share, $11,787,151,209 / 924,725,606 outstanding shares of beneficial interest	$12.75

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$279,213,735
Affiliated dividend income	685,875
Unaffiliated dividend income	608,887
Income from securities lending, net (including affiliated income of $480,935)	481,453

Total income	280,989,950

EXPENSES
Management fee	28,623,355
Distribution fee	14,972,285
Custodian and accounting fees	273,641
Trustees’ fees	103,669
Professional fees	47,083
Audit fee	22,910
Shareholders’ reports	6,025
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	4,005
Miscellaneous	138,509

Total expenses	44,191,482
Less: Fee waiver and/or expense reimbursement	(559,853)

Net expenses	43,631,629

NET INVESTMENT INCOME (LOSS)	237,358,321

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $37,153)	(124,249,222)
Futures transactions	36,548,738
Forward currency contract transactions	(7,846,752)
Swap agreements transactions	(11,487,857)
Foreign currency transactions	(4,851,423)

(111,886,516)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(85,060))	398,814,728
Futures	(34,773,332)
Forward currency contracts	6,497,732
Swap agreements	659,050
Foreign currencies	(3,750,272)

367,447,906

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	255,561,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$492,919,711

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$237,358,321	$477,699,735
Net realized gain (loss) on investment and foreign currency transactions	(111,886,516)	(174,147,744)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	367,447,906	(3,790,668,646)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	492,919,711	(3,487,116,655)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares purchased [54,998,008 and 109,781,143 shares, respectively]	(697,495,356)	(1,434,908,420)

TOTAL INCREASE (DECREASE)	(204,575,645)	(4,922,025,075)
NET ASSETS:
Beginning of period	11,991,726,854	16,913,751,929

End of period	$11,787,151,209	$11,991,726,854

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.24		$15.52	$15.58	$13.83	$11.65	$12.34

Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.46	0.43	0.43	0.44	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26		(3.74)	(0.49)	1.32	1.74	(1.11)

Total from investment operations	0.51		(3.28)	(0.06)	1.75	2.18	(0.69)

Net Asset Value, end of period	$12.75		$12.24	$15.52	$15.58	$13.83	$11.65

Total Return(b)	4.17%		(21.13)%	(0.39)%	12.65%	18.71%	(5.59)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,787		$11,992	$16,914	$18,536	$16,305	$11,242
Average net assets (in millions)	$12,077		$13,573	$17,448	$17,453	$14,016	$10,301
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73	%(d)	0.73%	0.72%	0.72%	0.73%	0.74%
Expenses before waivers and/or expense reimbursement	0.74	%(d)	0.73%	0.72%	0.72%	0.73%	0.74%
Net investment income (loss)	3.96	%(d)	3.52%	2.83%	2.98%	3.35%	3.57%
Portfolio turnover rate(e)	7%		12%	12%	15%	43%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.9%
AFFILIATED MUTUAL FUNDS — 26.9%
Domestic Equity — 17.4%
AST ClearBridge Dividend Growth Portfolio*	779,852	$22,795,062
AST Emerging Markets Equity Portfolio*	287,312	2,505,362
AST Large-Cap Growth Portfolio*	936,725	61,467,883
AST Large-Cap Value Portfolio*	1,179,130	52,872,179
AST Small-Cap Growth Portfolio*	261,778	17,468,431
AST Small-Cap Value Portfolio*	449,000	15,396,197
AST T. Rowe Price Natural Resources Portfolio*	142,792	4,071,004

		176,576,118

Fixed Income — 0.6%
AST High Yield Portfolio*	526,090	6,023,730

International Equity — 2.9%
AST International Growth Portfolio*	1,227,148	29,549,722

International Fixed Income — 6.0%
AST Global Bond Portfolio*	5,570,255	60,381,561

TOTAL AFFILIATED MUTUAL FUNDS (cost $258,960,614)(wd)		272,531,131

COMMON STOCKS — 48.1%
Aerospace & Defense — 0.8%
Axon Enterprise, Inc.*	160	31,219
BAE Systems PLC (United Kingdom)	16,781	197,869
Boeing Co. (The)*	2,100	443,436
Dassault Aviation SA (France)	456	91,360
General Dynamics Corp.	1,940	417,391
Hexcel Corp.	4,200	319,284
Howmet Aerospace, Inc.	20,850	1,033,326
Huntington Ingalls Industries, Inc.	120	27,312
L3Harris Technologies, Inc.	540	105,716
Lockheed Martin Corp.	2,850	1,312,083
MTU Aero Engines AG (Germany)	326	84,554
Northrop Grumman Corp.	3,110	1,417,538
Raytheon Technologies Corp.	14,630	1,433,155
Rolls-Royce Holdings PLC (United Kingdom)*	42,156	81,066
Safran SA (France)	553	86,660
Textron, Inc.	7,900	534,277
Thales SA (France)	598	89,598
TransDigm Group, Inc.	150	134,126
Woodward, Inc.	800	95,128

		7,935,098

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	340	32,079
Expeditors International of Washington, Inc.	460	55,720
FedEx Corp.	6,560	1,626,224
SG Holdings Co. Ltd. (Japan)	2,100	29,955
United Parcel Service, Inc. (Class B Stock)	3,180	570,015

		2,313,993

Automobile Components — 0.1%
Aptiv PLC*	770	78,609

	Shares	Value

COMMON STOCKS (continued)
Automobile Components (cont’d.)
BorgWarner, Inc.	17,170	$839,785

		918,394

Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	6,629	815,414
Ford Motor Co.	80,360	1,215,847
General Motors Co.	37,130	1,431,733
Isuzu Motors Ltd. (Japan)	2,900	35,181
Mazda Motor Corp. (Japan)	52,300	505,437
Mercedes-Benz Group AG (Germany)	10,139	816,101
Stellantis NV	11,702	205,730
Subaru Corp. (Japan)	3,100	58,385
Tesla, Inc.*	23,710	6,206,567
Toyota Motor Corp. (Japan)	18,300	294,119

		11,584,514

Banks — 1.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	24,379	378,929
ANZ Group Holdings Ltd. (Australia)	15,000	237,447
Bank Hapoalim BM (Israel)	6,820	56,242
Bank of America Corp.	60,940	1,748,369
Barclays PLC (United Kingdom)	258,371	504,751
CaixaBank SA (Spain)	22,134	91,686
Citigroup, Inc.	38,270	1,761,951
Citizens Financial Group, Inc.	33,510	873,941
Comerica, Inc.	380	16,097
Commerzbank AG (Germany)	5,977	66,260
Commonwealth Bank of Australia (Australia)	1,475	98,747
Credit Agricole SA (France)	3,375	40,074
DBS Group Holdings Ltd. (Singapore)	9,100	212,510
DNB Bank ASA (Norway)	4,790	89,576
Erste Group Bank AG (Austria)	1,716	60,194
Fifth Third Bancorp	1,950	51,110
HSBC Holdings PLC (United Kingdom)	147,593	1,168,618
Huntington Bancshares, Inc.	4,110	44,306
ING Groep NV (Netherlands)	31,328	422,351
Intesa Sanpaolo SpA (Italy)	80,566	211,224
Israel Discount Bank Ltd. (Israel) (Class A Stock)	11,484	57,372
JPMorgan Chase & Co.	24,510	3,564,734
KBC Group NV (Belgium)	4,767	332,741
KeyCorp.	2,660	24,578
Lloyds Banking Group PLC (United Kingdom)	57,750	32,014
M&T Bank Corp.	480	59,405
Mediobanca Banca di Credito Finanziario SpA (Italy)	3,054	36,564
Mitsubishi UFJ Financial Group, Inc. (Japan)	122,800	905,168
Mizrahi Tefahot Bank Ltd. (Israel)	1,008	33,707
NatWest Group PLC (United Kingdom)	29,773	91,001
Nordea Bank Abp (Finland)	50,209	546,910
NU Holdings Ltd. (Brazil) (Class A Stock)*	18,200	143,598

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Oversea-Chinese Banking Corp. Ltd. (Singapore)	17,900	$162,836
PNC Financial Services Group, Inc. (The)	1,140	143,583
Regions Financial Corp.	2,660	47,401
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	7,940	87,818
Svenska Handelsbanken AB (Sweden) (Class A Stock)	7,400	61,955
Swedbank AB (Sweden) (Class A Stock)	4,884	82,423
Truist Financial Corp.	37,830	1,148,140
U.S. Bancorp	3,970	131,169
UniCredit SpA (Italy)	25,069	582,944
Wells Fargo & Co.	61,230	2,613,296
Zions Bancorp NA	3,730	100,188

		19,123,928

Beverages — 0.7%
Brown-Forman Corp. (Class B Stock)	520	34,726
Coca-Cola Co. (The)	53,640	3,230,201
Constellation Brands, Inc. (Class A Stock)	460	113,220
Heineken Holding NV (Netherlands)	678	59,001
Heineken NV (Netherlands)	1,453	149,422
Keurig Dr. Pepper, Inc.	2,420	75,673
Kirin Holdings Co. Ltd. (Japan)	4,600	67,172
Molson Coors Beverage Co. (Class B Stock)	540	35,554
Monster Beverage Corp.*	2,170	124,645
PepsiCo, Inc.	15,880	2,941,293

		6,830,907

Biotechnology — 0.8%
AbbVie, Inc.	19,140	2,578,732
Amgen, Inc.	4,520	1,003,530
Biogen, Inc.*	3,110	885,884
Exact Sciences Corp.*	7,600	713,640
Gilead Sciences, Inc.	16,950	1,306,336
Incyte Corp.*	530	32,993
Moderna, Inc.*	940	114,210
Regeneron Pharmaceuticals, Inc.*	305	219,155
Vertex Pharmaceuticals, Inc.*	3,435	1,208,811

		8,063,291

Broadline Retail — 1.3%
Amazon.com, Inc.*	91,900	11,980,084
eBay, Inc.	17,850	797,716
Etsy, Inc.*	360	30,460
Next PLC (United Kingdom)	612	53,664

		12,861,924

Building Products — 0.2%
A.O. Smith Corp.	360	26,201
AGC, Inc. (Japan)	1,000	35,976
Allegion PLC	220	26,404
Assa Abloy AB (Sweden) (Class B Stock)	7,410	178,114

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Carrier Global Corp.(a)	22,680	$1,127,423
Cie de Saint-Gobain (France)	2,604	158,548
Johnson Controls International PLC	3,260	222,137
Masco Corp.	640	36,723
Nibe Industrier AB (Sweden) (Class B Stock)	9,204	87,515
Owens Corning	900	117,450
Trane Technologies PLC	650	124,319

		2,140,810

Capital Markets — 1.5%
3i Group PLC (United Kingdom)	19,549	484,560
Ameriprise Financial, Inc.	300	99,648
Amundi SA (France), 144A	520	30,721
Bank of New York Mellon Corp. (The)	25,700	1,144,164
BlackRock, Inc.	630	435,418
Cboe Global Markets, Inc.	300	41,403
Charles Schwab Corp. (The)	4,270	242,024
CME Group, Inc.	1,030	190,849
Deutsche Bank AG (Germany)	44,228	464,959
Deutsche Boerse AG (Germany)	950	175,384
FactSet Research Systems, Inc.	110	44,071
Franklin Resources, Inc.	820	21,902
Goldman Sachs Group, Inc. (The)	2,600	838,604
Hargreaves Lansdown PLC (United Kingdom)	3,240	33,587
Intercontinental Exchange, Inc.	7,890	892,201
Invesco Ltd.	55,000	924,550
Janus Henderson Group PLC	3,400	92,650
LPL Financial Holdings, Inc.	3,900	847,977
Macquarie Group Ltd. (Australia)	5,047	600,532
MarketAxess Holdings, Inc.	95	24,835
Moody’s Corp.	4,050	1,408,266
Morgan Stanley	7,020	599,508
MSCI, Inc.	230	107,937
Nasdaq, Inc.	970	48,354
Northern Trust Corp.	600	44,484
Raymond James Financial, Inc.	550	57,073
S&P Global, Inc.	5,440	2,180,842
Singapore Exchange Ltd. (Singapore)	72,600	516,999
State Street Corp.	14,300	1,046,474
T. Rowe Price Group, Inc.	640	71,693
UBS Group AG (Switzerland)	16,853	341,588
Virtu Financial, Inc. (Class A Stock)	42,450	725,470

		14,778,727

Chemicals — 0.8%
Air Products & Chemicals, Inc.	635	190,202
Albemarle Corp.	340	75,851
Arkema SA (France)	320	30,175
Celanese Corp.	2,190	253,602
CF Industries Holdings, Inc.	560	38,875
Corteva, Inc.	2,030	116,319
Dow, Inc.	2,010	107,053
DuPont de Nemours, Inc.	1,310	93,586
Eastman Chemical Co.	340	28,465
Ecolab, Inc.	3,910	729,958
FMC Corp.	360	37,562

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
International Flavors & Fragrances, Inc.	730	$58,101
Linde PLC	4,705	1,792,981
LyondellBasell Industries NV (Class A Stock)	11,130	1,022,068
Mosaic Co. (The)	3,570	124,950
PPG Industries, Inc.	8,370	1,241,271
Sherwin-Williams Co. (The)	3,170	841,698
Shin-Etsu Chemical Co. Ltd. (Japan)	9,700	324,154
Solvay SA (Belgium)	4,332	484,404
Yara International ASA (Brazil)	834	29,467

		7,620,742

Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	39,878	383,450
Cintas Corp.	245	121,785
Copart, Inc.*	14,420	1,315,248
Dai Nippon Printing Co. Ltd. (Japan)	17,900	508,461
Republic Services, Inc.	590	90,370
Rollins, Inc.	660	28,268
Waste Management, Inc.	3,460	600,033

		3,047,615

Communications Equipment — 0.4%
Arista Networks, Inc.*	3,710	601,243
Cisco Systems, Inc.	60,160	3,112,678
F5, Inc.*	170	24,864
Juniper Networks, Inc.	930	29,137
Motorola Solutions, Inc.	480	140,774

		3,908,696

Construction & Engineering — 0.2%
Eiffage SA (France)	5,671	592,101
Quanta Services, Inc.	410	80,545
Vinci SA (France)	7,759	901,560
WillScot Mobile Mini Holdings Corp.*	1,900	90,801

		1,665,007

Construction Materials — 0.2%
Heidelberg Materials AG (Germany)	728	59,870
Holcim AG*	6,830	460,392
Martin Marietta Materials, Inc.	2,380	1,098,822
Vulcan Materials Co.	780	175,843

		1,794,927

Consumer Finance — 0.2%
American Express Co.	3,700	644,540
Capital One Financial Corp.	1,090	119,213
Discover Financial Services	760	88,806
Synchrony Financial	22,450	761,504

		1,614,063

Consumer Staples Distribution & Retail — 0.9%
Carrefour SA (France)	3,214	60,908
Coles Group Ltd. (Australia)	16,281	199,912
Costco Wholesale Corp.	5,765	3,103,761
Dollar General Corp.	640	108,659
Dollar Tree, Inc.*	590	84,665
Endeavour Group Ltd. (Australia)	6,816	28,686

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
J Sainsbury PLC (United Kingdom)	11,963	$40,895
Kesko OYJ (Finland) (Class B Stock)	12,436	234,198
Koninklijke Ahold Delhaize NV (Netherlands)	22,325	761,127
Kroger Co. (The)	14,060	660,820
Sysco Corp.	1,450	107,590
Target Corp.	3,510	462,969
Tesco PLC (United Kingdom)	93,691	295,553
US Foods Holding Corp.*	11,400	501,600
Walgreens Boots Alliance, Inc.(a)	8,740	249,002
Walmart, Inc.	11,050	1,736,839
Woolworths Group Ltd. (Australia)	6,265	165,999

		8,803,183

Containers & Packaging — 0.1%
Amcor PLC	4,240	42,316
Avery Dennison Corp.	230	39,514
Ball Corp.	900	52,389
Berry Global Group, Inc.	3,900	250,926
International Paper Co.	1,020	32,446
Packaging Corp. of America	270	35,683
Sealed Air Corp.	410	16,400
Westrock Co.	3,930	114,245

		583,919

Distributors — 0.1%
Genuine Parts Co.	400	67,692
LKQ Corp.	16,430	957,376
Pool Corp.	110	41,211

		1,066,279

Diversified REITs — 0.0%
GPT Group (The) (Australia)	11,140	30,825
Nomura Real Estate Master Fund, Inc. (Japan)	27	31,142
Stockland (Australia)	12,180	32,743

		94,710

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	120,960	1,929,312
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	365,504	446,549
Deutsche Telekom AG (Germany)	8,360	182,403
Elisa OYJ (Finland)	756	40,358
HKT Trust & HKT Ltd. (Hong Kong), UTS	188,000	218,902
Koninklijke KPN NV (Netherlands)	29,396	104,943
Proximus SADP (Belgium)	17,322	129,175
Swisscom AG (Switzerland)	132	82,386
Telefonica Deutschland Holding AG (Germany)	125,643	353,624
Telstra Group Ltd. (Australia)	20,268	58,143
Verizon Communications, Inc.	26,270	976,981

		4,522,776

Electric Utilities — 0.7%
Alliant Energy Corp.	720	37,786
American Electric Power Co., Inc.	1,470	123,774

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
CK Infrastructure Holdings Ltd. (Hong Kong)	12,500	$66,301
Constellation Energy Corp.	930	85,142
Duke Energy Corp.	7,600	682,024
Edison International	4,390	304,885
Endesa SA (Spain)	3,017	64,828
Enel SpA (Italy)	41,395	279,103
Entergy Corp.	9,580	932,805
Evergy, Inc.	660	38,557
Eversource Energy	990	70,211
Exelon Corp.	2,830	115,294
FirstEnergy Corp.	4,350	169,128
Fortum OYJ (Finland)	2,320	31,047
Iberdrola SA (Spain)	4,936	64,458
Mercury NZ Ltd. (New Zealand)	8,140	32,535
NextEra Energy, Inc.	22,060	1,636,852
NRG Energy, Inc.	26,260	981,861
PG&E Corp.*	24,090	416,275
Pinnacle West Capital Corp.	320	26,067
Power Assets Holdings Ltd. (Hong Kong)	8,000	41,996
PPL Corp.	2,100	55,566
Southern Co. (The)	3,100	217,775
Terna - Rete Elettrica Nazionale (Italy)	6,954	59,312
Verbund AG (Austria)	420	33,695
Xcel Energy, Inc.	1,560	96,985

		6,664,262

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	20,360	800,980
Acuity Brands, Inc.(a)	3,200	521,856
AMETEK, Inc.	660	106,841
Eaton Corp. PLC	3,830	770,213
Emerson Electric Co.	5,030	454,662
Fuji Electric Co. Ltd. (Japan)	700	30,818
Generac Holdings, Inc.*	160	23,861
Legrand SA (France)	1,344	133,330
Prysmian SpA (Italy)	1,540	64,408
Rockwell Automation, Inc.	930	306,388
Vertiv Holdings Co.	45,800	1,134,466

		4,347,823

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	1,700	144,415
Azbil Corp. (Japan)	900	28,485
CDW Corp.	390	71,565
Corning, Inc.	4,770	167,141
Halma PLC (United Kingdom)	1,836	53,144
Hamamatsu Photonics KK (Japan)	700	34,365
Hirose Electric Co. Ltd. (Japan)	3,000	399,403
Jabil, Inc.	3,000	323,790
Keysight Technologies, Inc.*	3,010	504,024
Omron Corp. (Japan)	900	55,262
Shimadzu Corp. (Japan)	8,600	265,814
TD SYNNEX Corp.	4,000	376,000
TE Connectivity Ltd.	900	126,144
Teledyne Technologies, Inc.*	135	55,500
Trimble, Inc.*	700	37,058

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Yokogawa Electric Corp. (Japan)	31,000	$573,845
Zebra Technologies Corp. (Class A Stock)*	130	38,458

		3,254,413

Energy Equipment & Services — 0.2%
Baker Hughes Co.	2,870	90,721
Halliburton Co.	34,330	1,132,546
Schlumberger NV	9,350	459,272

		1,682,539

Entertainment — 0.6%
Activision Blizzard, Inc.*	2,030	171,129
Capcom Co. Ltd. (Japan)	800	31,712
Electronic Arts, Inc.	9,940	1,289,218
Konami Group Corp. (Japan)	500	26,221
Live Nation Entertainment, Inc.*	1,610	146,687
Netflix, Inc.*	6,920	3,048,191
Nintendo Co. Ltd. (Japan)	5,500	250,736
Take-Two Interactive Software, Inc.*	450	66,222
Toho Co. Ltd. (Japan)	5,200	198,065
Walt Disney Co. (The)*	10,710	956,189
Warner Bros Discovery, Inc.*	6,300	79,002

		6,263,372

Financial Services — 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	16,740	5,708,340
Corebridge Financial, Inc.(a)	6,100	107,726
EXOR NV (Netherlands)	532	47,494
Fidelity National Information Services, Inc.	20,090	1,098,923
Fiserv, Inc.*	2,570	324,206
FleetCor Technologies, Inc.*	610	153,159
Global Payments, Inc.	750	73,890
Investor AB (Sweden) (Class A Stock)	2,955	59,139
Jack Henry & Associates, Inc.	210	35,139
Mastercard, Inc. (Class A Stock)	9,940	3,909,402
ORIX Corp. (Japan)	5,900	107,594
PayPal Holdings, Inc.*	23,180	1,546,801
Visa, Inc. (Class A Stock)(a)	15,680	3,723,686

		16,895,499

Food Products — 0.7%
Archer-Daniels-Midland Co.	15,360	1,160,601
Associated British Foods PLC (United Kingdom)	1,675	42,416
Bunge Ltd.	430	40,570
Campbell Soup Co.	570	26,055
Conagra Brands, Inc.	1,360	45,859
General Mills, Inc.	1,680	128,856
Hershey Co. (The)	4,420	1,103,674
Hormel Foods Corp.	830	33,383
J.M. Smucker Co. (The)	310	45,778
Kellogg Co.	730	49,202
Kraft Heinz Co. (The)	2,270	80,585
Lamb Weston Holdings, Inc.	5,210	598,889
McCormick & Co., Inc.	720	62,806

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	18,890	$1,377,836
Mowi ASA (Norway)	31,962	507,110
Nestle SA	10,055	1,209,532
Orkla ASA (Norway)	4,220	30,344
Tyson Foods, Inc. (Class A Stock)	820	41,853
WH Group Ltd. (Hong Kong), 144A	838,000	446,297
Wilmar International Ltd. (China)	14,100	39,723

		7,071,369

Gas Utilities — 0.1%
Atmos Energy Corp.	410	47,699
Osaka Gas Co. Ltd. (Japan)	1,800	27,590
Tokyo Gas Co. Ltd. (Japan)	12,800	279,266
UGI Corp.	28,800	776,736

		1,131,291

Ground Transportation — 0.3%
CSX Corp.	36,450	1,242,945
J.B. Hunt Transport Services, Inc.	240	43,447
Norfolk Southern Corp.	650	147,394
Odakyu Electric Railway Co. Ltd. (Japan)	2,200	29,479
Old Dominion Freight Line, Inc.	260	96,135
Uber Technologies, Inc.*	29,250	1,262,723
U-Haul Holding Co.	1,800	91,206
Union Pacific Corp.	2,650	542,243

		3,455,572

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	24,520	2,673,171
Align Technology, Inc.*	210	74,264
Baxter International, Inc.	16,440	749,007
Becton, Dickinson & Co.	2,810	741,868
Boston Scientific Corp.*	28,880	1,562,119
Cochlear Ltd. (Australia)	374	57,300
Cooper Cos., Inc. (The)	140	53,680
DENTSPLY SIRONA, Inc.	5,410	216,508
Dexcom, Inc.*	3,400	436,934
Edwards Lifesciences Corp.*	3,860	364,114
Enovis Corp.*	1,900	121,828
GE HealthCare Technologies, Inc.	1,110	90,176
Hologic, Inc.*	700	56,679
Hoya Corp. (Japan)	700	83,766
IDEXX Laboratories, Inc.*	835	419,362
Insulet Corp.*	200	57,668
Intuitive Surgical, Inc.*	6,200	2,120,028
Medtronic PLC	5,340	470,454
Olympus Corp. (Japan)	6,300	99,700
ResMed, Inc.	420	91,770
STERIS PLC	280	62,994
Stryker Corp.	960	292,886
Teleflex, Inc.	120	29,044
Zimmer Biomet Holdings, Inc.	8,100	1,179,360

		12,104,680

Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.	460	88,518

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Cardinal Health, Inc.(a)	12,340	$1,166,994
Centene Corp.*	5,270	355,461
Cigna Group (The)	5,655	1,586,793
CVS Health Corp.	18,060	1,248,488
DaVita, Inc.*	140	14,066
Elevance Health, Inc.	1,980	879,694
Encompass Health Corp.	12,000	812,520
Fresenius SE & Co. KGaA (Germany)	9,976	276,702
HCA Healthcare, Inc.	610	185,123
Henry Schein, Inc.*	390	31,629
Humana, Inc.	2,855	1,276,556
Laboratory Corp. of America Holdings	250	60,333
McKesson Corp.	390	166,651
Molina Healthcare, Inc.*	150	45,186
Quest Diagnostics, Inc.	320	44,979
Sonic Healthcare Ltd. (Australia)	26,130	621,415
UnitedHealth Group, Inc.	8,005	3,847,523
Universal Health Services, Inc. (Class B Stock)	160	25,243

		12,733,874

Health Care REITs — 0.1%
Healthpeak Properties, Inc.	42,560	855,456
Ventas, Inc.	4,840	228,787
Welltower, Inc.	1,350	109,201

		1,193,444

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	2,040	34,333
Park Hotels & Resorts, Inc.	7,200	92,304

		126,637

Hotels, Restaurants & Leisure — 1.1%
Accor SA (France)	940	34,979
Aristocrat Leisure Ltd. (Australia)	3,423	88,562
Booking Holdings, Inc.*	436	1,177,344
Caesars Entertainment, Inc.*	610	31,092
Carnival Corp.*	2,860	53,854
Chipotle Mexican Grill, Inc.*	649	1,388,211
Darden Restaurants, Inc.(a)	1,250	208,850
Domino’s Pizza, Inc.	100	33,699
DoorDash, Inc. (Class A Stock)*	13,300	1,016,386
DraftKings, Inc. (Class A Stock)*	11,800	313,526
Expedia Group, Inc.*	420	45,944
Genting Singapore Ltd. (Singapore)	50,400	35,142
Hilton Worldwide Holdings, Inc.	5,060	736,483
InterContinental Hotels Group PLC (United Kingdom)	1,007	69,610
Las Vegas Sands Corp.*	2,440	141,520
Lottery Corp. Ltd. (The) (Australia)	13,536	46,405
Marriott International, Inc. (Class A Stock)	7,130	1,309,710
McDonald’s Corp.	4,890	1,459,225
MGM Resorts International	900	39,528
Norwegian Cruise Line Holdings Ltd.*	1,200	26,124
Oriental Land Co. Ltd. (Japan)	6,500	253,409
Royal Caribbean Cruises Ltd.*	3,430	355,828
Sodexo SA (France)	504	55,499

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	12,030	$1,191,692
Whitbread PLC (United Kingdom)	12,185	524,523
Wynn Resorts Ltd.	300	31,683
Yum! Brands, Inc.	800	110,840

		10,779,668

Household Durables — 0.2%
D.R. Horton, Inc.	890	108,304
Garmin Ltd.	440	45,888
Lennar Corp. (Class A Stock)	2,120	265,657
Lennar Corp. (Class B Stock)	3,600	406,728
Mohawk Industries, Inc.*	120	12,379
Newell Brands, Inc.	1,080	9,396
NVR, Inc.*	9	57,156
Open House Group Co. Ltd. (Japan)	6,100	220,219
Panasonic Holdings Corp. (Japan)	56,000	686,668
PulteGroup, Inc.	5,640	438,115
Sekisui Chemical Co. Ltd. (Japan)	2,200	31,784
Sekisui House Ltd. (Japan)	3,100	62,619
Sony Group Corp. (Japan)	1,100	99,297
Whirlpool Corp.	140	20,831

		2,465,041

Household Products — 0.7%
Church & Dwight Co., Inc.	700	70,161
Clorox Co. (The)	350	55,664
Colgate-Palmolive Co.	19,330	1,489,183
Essity AB (Sweden) (Class B Stock)	20,431	544,112
Henkel AG & Co. KGaA (Germany)	606	42,659
Kimberly-Clark Corp.	5,060	698,583
Procter & Gamble Co. (The)	23,370	3,546,164
Reckitt Benckiser Group PLC (United Kingdom)	3,720	279,561

		6,726,087

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	21,710	450,049
Meridian Energy Ltd. (New Zealand)	10,794	37,170
RWE AG (Germany)	3,162	137,788
Vistra Corp.	13,800	362,250

		987,257

Industrial Conglomerates — 0.5%
3M Co.	11,570	1,158,041
General Electric Co.	18,210	2,000,368
Honeywell International, Inc.	3,210	666,075
Jardine Cycle & Carriage Ltd. (Singapore)	1,300	33,522
Jardine Matheson Holdings Ltd. (Hong Kong)	3,200	162,273
Lifco AB (Sweden) (Class B Stock)	1,780	38,764
Siemens AG (Germany)	6,640	1,106,894
Smiths Group PLC (United Kingdom)	8,702	182,061

		5,347,998

Industrial REITs — 0.2%
Americold Realty Trust, Inc.	27,100	875,330
Goodman Group (Australia)	43,367	582,976

	Shares	Value

COMMON STOCKS (continued)
Industrial REITs (cont’d.)
Prologis, Inc.	2,630	$322,517

		1,780,823

Insurance — 1.3%
Aflac, Inc.	1,650	115,170
Ageas SA/NV (Belgium)	828	33,567
AIA Group Ltd. (Hong Kong)	12,800	130,003
Allstate Corp. (The)	8,880	968,275
American International Group, Inc.	21,440	1,233,658
Aon PLC (Class A Stock)	2,895	999,354
Arch Capital Group Ltd.*	1,100	82,335
Arthur J. Gallagher & Co.	620	136,133
Assicurazioni Generali SpA (Italy)	5,680	115,508
Assurant, Inc.	160	20,115
AXA SA (France)	26,066	770,285
Axis Capital Holdings Ltd.	5,700	306,831
Baloise Holding AG (Switzerland)	250	36,773
Brown & Brown, Inc.	720	49,565
Chubb Ltd.	4,100	789,496
Cincinnati Financial Corp.	480	46,714
Dai-ichi Life Holdings, Inc. (Japan)	31,100	591,519
Everest Re Group Ltd.	135	46,151
Globe Life, Inc.	290	31,790
Hartford Financial Services Group, Inc. (The)	950	68,419
Helvetia Holding AG (Switzerland)	220	29,818
Legal & General Group PLC (United Kingdom)	30,635	88,698
Lincoln National Corp.	600	15,456
Loews Corp.	6,920	410,910
Marsh & McLennan Cos., Inc.	3,930	739,154
Medibank Private Ltd. (Australia)	205,909	483,675
MetLife, Inc.	21,310	1,204,654
MS&AD Insurance Group Holdings, Inc. (Japan)	2,100	74,366
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen (Germany)	1,716	644,208
Principal Financial Group, Inc.	700	53,088
Progressive Corp. (The)	1,690	223,705
QBE Insurance Group Ltd. (Australia)	7,497	78,275
Sompo Holdings, Inc. (Japan)	2,100	94,225
Suncorp Group Ltd. (Australia)	6,501	58,413
Swiss Life Holding AG (Switzerland)	616	360,783
T&D Holdings, Inc. (Japan)	2,600	38,131
Talanx AG (Germany)	560	32,150
Tokio Marine Holdings, Inc. (Japan)	9,200	212,093
Travelers Cos., Inc. (The)	680	118,089
Unum Group	14,900	710,730
W.R. Berkley Corp.	640	38,118
Willis Towers Watson PLC	320	75,360
Zurich Insurance Group AG (Switzerland)	751	357,242

		12,713,002

Interactive Media & Services — 2.1%
Alphabet, Inc. (Class A Stock)*	60,470	7,238,259
Alphabet, Inc. (Class C Stock)*	51,600	6,242,052

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Match Group, Inc.*	800	$33,480
Meta Platforms, Inc. (Class A Stock)*	26,190	7,516,006
Scout24 SE (Germany), 144A	486	30,796

		21,060,593

IT Services — 0.6%
Accenture PLC (Class A Stock)	6,950	2,144,631
Akamai Technologies, Inc.*	9,850	885,220
Cognizant Technology Solutions Corp. (Class A Stock)	10,950	714,816
DXC Technology Co.*	650	17,368
EPAM Systems, Inc.*	140	31,465
Gartner, Inc.*	225	78,820
International Business Machines Corp.	4,580	612,850
MongoDB, Inc.*	2,500	1,027,475
NEC Corp. (Japan)	11,300	548,191
TIS, Inc. (Japan)	1,100	27,561
VeriSign, Inc.*	260	58,752
Wix.com Ltd. (Israel)*	300	23,472

		6,170,621

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	3,000	69,472
Hasbro, Inc.	370	23,965

		93,437

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	4,740	569,985
Bio-Rad Laboratories, Inc. (Class A Stock)*	60	22,747
Bio-Techne Corp.	450	36,734
Charles River Laboratories International, Inc.*	150	31,538
Danaher Corp.	3,570	856,800
Illumina, Inc.*	450	84,371
IQVIA Holdings, Inc.*	1,630	366,375
Mettler-Toledo International, Inc.*	413	541,707
Revvity, Inc.	360	42,764
Thermo Fisher Scientific, Inc.	5,155	2,689,621
Waters Corp.*	145	38,648
West Pharmaceutical Services, Inc.	1,810	692,271

		5,973,561

Machinery — 0.9%
AGCO Corp.	3,200	420,543
Alfa Laval AB (Sweden)	1,560	56,905
Allison Transmission Holdings, Inc.	3,000	169,380
Atlas Copco AB (Sweden) (Class A Stock)	13,420	193,743
Atlas Copco AB (Sweden) (Class B Stock)	7,072	88,177
Caterpillar, Inc.	3,580	880,859
CNH Industrial NV (United Kingdom)	8,041	115,972
Cummins, Inc.	400	98,064
Daimler Truck Holding AG (Germany)	2,256	81,311
Deere & Co.	3,770	1,527,566
Dover Corp.	5,100	753,015
Epiroc AB (Sweden) (Class A Stock)	3,404	64,478

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
FANUC Corp. (Japan)	4,800	$168,507
Fortive Corp.	1,010	75,518
GEA Group AG (Germany)	11,906	498,458
IDEX Corp.	190	40,899
Illinois Tool Works, Inc.	790	197,626
Indutrade AB (Sweden)	1,380	31,147
Ingersoll Rand, Inc.	1,160	75,818
ITT, Inc.	2,100	195,741
Komatsu Ltd. (Japan)	5,000	135,240
Kone OYJ (Finland) (Class B Stock)	1,701	88,868
Metso OYJ (Finland)	3,264	39,386
Mitsubishi Heavy Industries Ltd. (Japan)	1,600	74,729
Nordson Corp.	130	32,263
Otis Worldwide Corp.	1,180	105,032
PACCAR, Inc.	9,990	835,664
Parker-Hannifin Corp.	1,665	649,417
Pentair PLC	470	30,362
Rational AG (Germany)	110	79,651
Sandvik AB (Sweden)	3,154	61,579
Schindler Holding AG (Switzerland) (Part. Cert.)	203	47,666
SKF AB (Sweden) (Class B Stock)	1,955	34,067
Snap-on, Inc.	920	265,135
Stanley Black & Decker, Inc.	420	39,358
Timken Co. (The)	6,800	622,404
Volvo AB (Sweden) (Class B Stock)	19,197	397,282
Wartsila OYJ Abp (Finland)	2,760	31,122
Westinghouse Air Brake Technologies Corp.	520	57,028
Xylem, Inc.	2,220	250,016

		9,609,996

Marine Transportation — 0.0%
SITC International Holdings Co. Ltd. (China)	18,000	32,961

Media — 0.4%
Charter Communications, Inc. (Class A Stock)*	700	257,159
Comcast Corp. (Class A Stock)	38,690	1,607,570
Fox Corp. (Class A Stock)	850	28,900
Fox Corp. (Class B Stock)	390	12,437
Hakuhodo DY Holdings, Inc. (Japan)	31,800	335,677
Informa PLC (United Kingdom)	37,021	341,821
Interpublic Group of Cos., Inc. (The)	1,110	42,824
Liberty Broadband Corp. (Class A Stock)*	1,600	127,568
Liberty Broadband Corp. (Class C Stock)*	7,500	600,825
News Corp. (Class A Stock)	1,090	21,255
News Corp. (Class B Stock)	290	5,719
Omnicom Group, Inc.	580	55,187
Paramount Global (Class B Stock)	1,440	22,910
Publicis Groupe SA (France)	8,526	684,265

		4,144,117

Metals & Mining — 0.6%
Anglo American PLC (South Africa)	2,971	84,595

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
ArcelorMittal SA (Luxembourg)	15,199	$414,692
BHP Group Ltd. (Australia)	37,346	1,122,694
BlueScope Steel Ltd. (Australia)	41,589	572,382
Fortescue Metals Group Ltd. (Australia)	20,331	301,686
Freeport-McMoRan, Inc.	4,070	162,800
Glencore PLC (Australia)	54,077	306,610
JFE Holdings, Inc. (Japan)	2,600	37,171
Newmont Corp.	2,260	96,412
Nippon Steel Corp. (Japan)	28,600	598,577
Norsk Hydro ASA (Norway)	8,074	48,131
Nucor Corp.	720	118,066
Pilbara Minerals Ltd. (Australia)	14,175	46,589
Rio Tinto Ltd. (Australia)	1,959	150,020
Rio Tinto PLC (Australia)	6,174	392,356
South32 Ltd. (Australia)	24,058	60,568
Steel Dynamics, Inc.	3,080	335,504
United States Steel Corp.	33,600	840,336
voestalpine AG (Austria)	906	32,558

		5,721,747

Multi-Utilities — 0.4%
Ameren Corp.	740	60,436
CenterPoint Energy, Inc.	1,800	52,470
CMS Energy Corp.	830	48,762
Consolidated Edison, Inc.	1,010	91,304
Dominion Energy, Inc.	2,380	123,260
DTE Energy Co.	550	60,511
E.ON SE (Germany)	55,440	708,213
Engie SA (France)	39,516	658,057
NiSource, Inc.	31,760	868,636
Public Service Enterprise Group, Inc.	1,420	88,906
Sempra Energy	8,300	1,208,397
WEC Energy Group, Inc.	900	79,416

		4,048,368

Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.	450	51,071
Boston Properties, Inc.	410	23,612
Dexus (Australia)	5,895	30,700
Japan Real Estate Investment Corp. (Japan)	66	251,168

		356,551

Oil, Gas & Consumable Fuels — 1.8%
APA Corp.	920	31,436
BP PLC (United Kingdom)	156,705	912,396
Cheniere Energy, Inc.	4,200	639,912
Chevron Corp.	12,820	2,017,227
ConocoPhillips	19,740	2,045,261
Coterra Energy, Inc.	7,250	183,425
Devon Energy Corp.	1,860	89,912
Diamondback Energy, Inc.	530	69,621
Eni SpA (Italy)	13,655	196,583
EOG Resources, Inc.	1,680	192,259
EQT Corp.	1,050	43,187
Equinor ASA (Norway)	4,784	139,305
Exxon Mobil Corp.	51,440	5,516,940
Hess Corp.	3,190	433,680

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Inpex Corp. (Japan)	5,500	$60,426
Kinder Morgan, Inc.	5,640	97,121
Marathon Oil Corp.	1,810	41,666
Marathon Petroleum Corp.	11,510	1,342,066
Occidental Petroleum Corp.	2,070	121,716
OMV AG (Austria)	792	33,630
ONEOK, Inc.	1,280	79,002
Phillips 66	4,130	393,919
Pioneer Natural Resources Co.	1,180	244,472
Repsol SA (Spain)	39,279	571,274
Shell PLC (Netherlands)	46,931	1,400,031
Southwestern Energy Co.*	71,500	429,715
Targa Resources Corp.	650	49,465
TotalEnergies SE (France)	11,792	676,915
Valero Energy Corp.	2,730	320,229
Williams Cos., Inc. (The)	3,470	113,226

		18,486,017

Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	5,270	280,259
American Airlines Group, Inc.*	1,860	33,368
ANA Holdings, Inc. (Japan)*	1,300	30,966
Delta Air Lines, Inc.*	1,830	86,998
Deutsche Lufthansa AG (Germany)*	60,083	616,064
Japan Airlines Co. Ltd. (Japan)	1,500	32,525
Qantas Airways Ltd. (Australia)*	21,765	90,197
Singapore Airlines Ltd. (Singapore)	7,200	38,146
Southwest Airlines Co.	1,700	61,557
United Airlines Holdings, Inc.*	18,230	1,000,280

		2,270,360

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	660	129,611
Kao Corp. (Japan)	2,000	72,580
L’Oreal SA (France)	1,072	500,062
Unilever PLC (United Kingdom)	13,133	683,891

		1,386,144

Pharmaceuticals — 2.5%
Astellas Pharma, Inc. (Japan)	10,300	153,393
AstraZeneca PLC (United Kingdom)	4,318	619,004
Bristol-Myers Squibb Co.	33,560	2,146,162
Catalent, Inc.*	520	22,547
Chugai Pharmaceutical Co. Ltd. (Japan)	3,500	99,677
Elanco Animal Health, Inc.*	50,800	511,048
Eli Lilly & Co.	6,900	3,235,962
GSK PLC	53,304	944,684
Ipsen SA (France)	4,414	531,341
Johnson & Johnson	32,400	5,362,848
Merck & Co., Inc.	30,380	3,505,548
Novartis AG (Switzerland)	16,582	1,671,788
Novo Nordisk A/S (Denmark) (Class B Stock)	9,721	1,570,329
Ono Pharmaceutical Co. Ltd. (Japan)	24,600	443,868
Organon & Co.	730	15,191
Otsuka Holdings Co. Ltd. (Japan)	1,900	69,695

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	44,890	$1,646,565
Roche Holding AG	3,640	1,111,911
Sanofi	11,150	1,200,362
Shionogi & Co. Ltd. (Japan)	12,300	518,807
Viatris, Inc.	3,460	34,531
Zoetis, Inc.	1,330	229,039

		25,644,300

Professional Services — 0.4%
Automatic Data Processing, Inc.	4,980	1,094,554
BayCurrent Consulting, Inc. (Japan)	5,200	195,530
Broadridge Financial Solutions, Inc.	340	56,314
Ceridian HCM Holding, Inc.*	440	29,467
Clarivate PLC*	34,200	325,926
Concentrix Corp.	5,600	452,200
Equifax, Inc.	350	82,355
Jacobs Solutions, Inc.	360	42,800
Leidos Holdings, Inc.	6,390	565,387
Paychex, Inc.	920	102,920
Paycom Software, Inc.	120	38,549
Paylocity Holding Corp.*	500	92,265
RELX PLC (United Kingdom)	9,360	312,257
Robert Half International, Inc.	310	23,318
Science Applications International Corp.	1,200	134,976
Verisk Analytics, Inc.	950	214,729
Wolters Kluwer NV (Netherlands)	1,246	158,209

		3,921,756

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	900	72,639
CoStar Group, Inc.*	1,160	103,240
Mitsui Fudosan Co. Ltd. (Japan)	4,700	93,678
New World Development Co. Ltd. (Hong Kong)	12,000	29,659
Nomura Real Estate Holdings, Inc. (Japan)	6,400	152,157
Zillow Group, Inc. (Class A Stock)*	2,200	108,240
Zillow Group, Inc. (Class C Stock)*	15,400	774,004

		1,333,617

Residential REITs — 0.1%
AvalonBay Communities, Inc.	400	75,708
Camden Property Trust	320	34,838
Equity Residential	13,170	868,825
Essex Property Trust, Inc.	160	37,488
Invitation Homes, Inc.	1,660	57,104
Mid-America Apartment Communities, Inc.	330	50,114
UDR, Inc.	880	37,805

		1,161,882

Retail REITs — 0.1%
Federal Realty Investment Trust	180	17,419
Kimco Realty Corp.	1,760	34,707
Realty Income Corp.	6,490	388,037
Regency Centers Corp.	440	27,179
Scentre Group (Australia)	28,009	49,534

	Shares	Value

COMMON STOCKS (continued)
Retail REITs (cont’d.)
Simon Property Group, Inc.	1,730	$199,780
Unibail-Rodamco-Westfield (France)*	1,402	73,948
Vicinity Ltd. (Australia)	132,157	162,754

		953,358

Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.*	8,300	945,453
Analog Devices, Inc.	1,450	282,475
Applied Materials, Inc.	4,700	679,338
ASML Holding NV (Netherlands)	1,410	1,022,713
Broadcom, Inc.	4,640	4,024,875
Enphase Energy, Inc.*	390	65,317
First Solar, Inc.*	1,880	357,369
Infineon Technologies AG (Germany)	18,883	777,644
Intel Corp.	15,590	521,330
KLA Corp.	595	288,587
Lam Research Corp.	2,685	1,726,079
Lattice Semiconductor Corp.*	5,500	528,385
Marvell Technology, Inc.	18,900	1,129,842
Microchip Technology, Inc.	1,560	139,760
Micron Technology, Inc.	3,110	196,272
Monolithic Power Systems, Inc.	130	70,230
NVIDIA Corp.	26,995	11,419,425
NXP Semiconductors NV (China)	740	151,463
ON Semiconductor Corp.*	2,230	210,913
Qorvo, Inc.*	4,390	447,912
QUALCOMM, Inc.	17,230	2,051,059
Renesas Electronics Corp. (Japan)*	32,200	607,689
Skyworks Solutions, Inc.	8,750	968,538
SolarEdge Technologies, Inc.*	140	37,667
STMicroelectronics NV (Singapore)	13,466	671,595
Teradyne, Inc.	450	50,099
Texas Instruments, Inc.	5,080	914,502
Universal Display Corp.	600	86,478

		30,373,009

Software — 4.3%
Adobe, Inc.*	6,755	3,303,127
ANSYS, Inc.*	250	82,568
Autodesk, Inc.*	620	126,858
Cadence Design Systems, Inc.*	780	182,926
Check Point Software Technologies Ltd. (Israel)*	2,700	339,174
DocuSign, Inc.*	3,800	194,142
Dynatrace, Inc.*	16,200	833,814
Fair Isaac Corp.*	75	60,691
Fortinet, Inc.*	1,850	139,842
Gen Digital, Inc.	1,620	30,051
HubSpot, Inc.*	1,700	904,553
Intuit, Inc.	1,100	504,009
Microsoft Corp.	79,105	26,938,417
NCR Corp.*	31,400	791,280
Nice Ltd. (Israel)*	368	75,741
Oracle Corp.	8,480	1,009,883
Palo Alto Networks, Inc.*	4,630	1,183,011
PTC, Inc.*	310	44,113
Roper Technologies, Inc.	305	146,644
Salesforce, Inc.*	11,860	2,505,544

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
SAP SE (Germany)	871	$118,985
ServiceNow, Inc.*	3,530	1,983,754
Synopsys, Inc.*	435	189,403
Temenos AG (Switzerland)	400	31,850
Teradata Corp.*	6,300	336,483
Tyler Technologies, Inc.*	120	49,976
WiseTech Global Ltd. (Australia)	876	46,987
Workday, Inc. (Class A Stock)*	4,900	1,106,861
Xero Ltd. (New Zealand)*	4,472	358,296
Zoom Video Communications, Inc. (Class A Stock)*	2,500	169,700

		43,788,683

Specialized REITs — 0.5%
American Tower Corp.	5,330	1,033,700
Crown Castle, Inc.	2,040	232,438
Digital Realty Trust, Inc.	2,320	264,178
Equinix, Inc.	265	207,744
Extra Space Storage, Inc.	380	56,563
Iron Mountain, Inc.(a)	16,330	927,870
Public Storage	4,150	1,211,302
SBA Communications Corp.	805	186,567
VICI Properties, Inc.	2,860	89,890
Weyerhaeuser Co.	21,390	716,779

		4,927,031

Specialty Retail — 1.0%
Advance Auto Parts, Inc.	150	10,545
AutoNation, Inc.*	700	115,227
AutoZone, Inc.*	92	229,389
Bath & Body Works, Inc.	9,650	361,875
Best Buy Co., Inc.	560	45,892
CarMax, Inc.*	450	37,665
Fast Retailing Co. Ltd. (Japan)	900	230,827
Home Depot, Inc. (The)	8,045	2,499,099
Industria de Diseno Textil SA (Spain)	21,422	830,912
JD Sports Fashion PLC (United Kingdom)	288,343	535,625
Lowe’s Cos., Inc.	9,470	2,137,379
O’Reilly Automotive, Inc.*	470	448,991
Ross Stores, Inc.	980	109,888
TJX Cos., Inc. (The)	13,590	1,152,296
Tractor Supply Co.	320	70,752
Ulta Beauty, Inc.*	1,945	915,307
ZOZO, Inc. (Japan)	1,400	29,043

		9,760,712

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	155,000	30,065,350
Canon, Inc. (Japan)(a)	25,500	670,309
FUJIFILM Holdings Corp. (Japan)	2,000	119,166
Hewlett Packard Enterprise Co.	43,100	724,080
HP, Inc.	2,460	75,547
NetApp, Inc.	620	47,368
Seagate Technology Holdings PLC	550	34,029
Seiko Epson Corp. (Japan)	1,900	29,663
Western Digital Corp.*	910	34,516

		31,800,028

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 0.5%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	5,368	$911,851
Hermes International (France)	436	947,742
Lululemon Athletica, Inc.*	2,800	1,059,800
LVMH Moet Hennessy Louis Vuitton SE (France)	1,434	1,352,136
NIKE, Inc. (Class B Stock)	5,750	634,627
Pandora A/S (Denmark)	432	38,613
Ralph Lauren Corp.	90	11,097
Skechers USA, Inc. (Class A Stock)*	7,700	405,482
Tapestry, Inc.	670	28,676
VF Corp.	940	17,945

		5,407,969

Tobacco — 0.4%
Altria Group, Inc.	13,690	620,157
British American Tobacco PLC (United Kingdom)	25,282	840,006
Imperial Brands PLC (United Kingdom)	26,182	579,525
Japan Tobacco, Inc. (Japan)	28,400	622,130
Philip Morris International, Inc.	11,820	1,153,868

		3,815,686

Trading Companies & Distributors — 0.4%
Ashtead Group PLC (United Kingdom)	9,262	642,143
Fastenal Co.	1,630	96,154
IMCD NV (Netherlands)	339	48,786
ITOCHU Corp. (Japan)	6,100	242,301
Marubeni Corp. (Japan)	7,600	129,534
Mitsubishi Corp. (Japan)	18,200	879,914
Mitsui & Co. Ltd. (Japan)	21,800	825,082
United Rentals, Inc.	200	89,074
W.W. Grainger, Inc.	1,530	1,206,543

		4,159,531

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	378	61,178

Water Utilities — 0.0%
American Water Works Co., Inc.	1,950	278,363

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.*	8,990	1,248,711

TOTAL COMMON STOCKS (cost $442,386,459)		486,988,441

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	300	34,187
Volkswagen AG (Germany) (PRFC)	713	95,879

		130,066

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,012	80,936

TOTAL PREFERRED STOCKS (cost $200,896)		211,002

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	3,200	$1,426,272
iShares MSCI EAFE ETF(a)	10,990	796,775

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $1,992,165)		2,223,047

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.1%
Automobiles — 0.9%
Americredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	400	396,149
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	1,710	1,636,529
Series 2023-03A, Class A, 144A
5.440%	02/22/28	1,400	1,377,770
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	400	398,901
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	200	199,455
Chase Auto Owner Trust,
Series 2022-AA, Class B, 144A
4.460%	04/25/28	200	194,066
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	500	494,436
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	1,500	1,461,201
Santander Drive Auto Receivables Trust,
Series 2022-03, Class C
4.490%	08/15/29	2,000	1,931,668
Series 2022-05, Class B
4.430%	03/15/27	500	490,115
Series 2022-06, Class C
4.960%	11/15/28	300	291,548
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	500	496,535

			9,368,373

Collateralized Loan Obligations — 3.1%
Apidos CLO Ltd. (Jersey),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.057%(c)	04/26/35	2,000	2,002,302
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)
7.586%(c)	07/15/30	2,291	2,295,283
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	10/17/32	1,250	1,229,872

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.370%(c)	12/19/32	2,250	$2,220,337
Generate CLO Ltd. (Cayman Islands),
Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
6.340%(c)	04/20/32	2,000	1,978,040
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
6.738%(c)	10/20/31	2,000	1,995,644
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.727%(c)	09/01/31	2,250	2,227,313
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.986%(c)	07/15/33	2,750	2,746,934
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.082%(c)	07/18/31	3,000	3,000,643
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.048%(c)	07/20/33	3,000	3,002,824
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
6.263%(c)	01/23/29	292	291,992
TSTAT Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
7.348%(c)	07/20/31	1,880	1,883,892
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)
6.883%(c)	01/20/31	2,000	1,997,386
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.299%(c)	04/25/31	1,947	1,928,771
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	07/17/31	2,578	2,538,041

			31,339,274

Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2022-02A, Class A, 144A
4.890%	10/14/34	530	518,149
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29	270	268,747

			786,896

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans — 0.0%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	91	$90,071

Student Loan — 0.0%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	414	396,299

TOTAL ASSET-BACKED SECURITIES (cost $42,206,309)			41,980,913

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	1,900	1,617,209
Series 2019-BN20, Class A2
2.758%	09/15/62	4,183	3,572,532
Series 2019-BN21, Class A4
2.600%	10/17/52	3,000	2,574,725
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,203,678
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	500	471,229
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	1,624	1,499,818
Benchmark Mortgage Trust,
Series 2019-B14, Class A1
2.072%	12/15/62	939	912,920
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	922	837,363
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,500	1,311,357
Series 2019-C17, Class A4
2.763%	09/15/52	4,180	3,524,290
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	1,236	1,137,870
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A3A1
3.538%	09/15/47	1,509	1,462,136
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	982	899,291
Series 2016-C31, Class A4
2.840%	11/15/49	1,885	1,710,922
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	1,691	1,559,479
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	1,000	801,444
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	1,491	1,345,552

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-C53, Class A3
2.787%	10/15/52	200	$170,788
Series 2020-C56, Class A4
2.194%	06/15/53	2,300	1,868,858

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $30,293,872)			28,481,461

CORPORATE BONDS — 5.2%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.550%	03/01/38	833	651,738

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	483	414,050
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/15/33	848	846,484

			1,260,534

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	225	210,046
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)	375	366,062

			576,108

Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.800%	06/23/28	590	587,920

Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	203	200,083

Banks — 1.8%
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33	200	198,000
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	723	599,001
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	2,405	2,240,480
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,875	1,530,925
2.666%(ff)	01/29/31	110	93,050
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
6.720%(ff)	01/18/29	325	324,433

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,500	$2,198,623
3.102%(ff)	02/24/33	450	380,209
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	1,000	796,980
2.963%(ff)	01/25/33	602	507,458
3.782%(ff)	02/01/28	1,960	1,867,993
Morgan Stanley,
Sr. Unsec’d. Notes
6.342%(ff)	10/18/33	900	957,735
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	1,000	806,840
3.591%(ff)	07/22/28	1,075	993,302
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	325	323,547
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28	285	251,107
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	1,055	918,530
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34	55	55,048
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34	95	95,597
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.669%(c)	05/12/26	880	884,340
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.808%(ff)	07/25/28	1,900	1,857,786

			17,880,984

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	404	385,744

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.250%	03/02/33	250	250,252

Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	200	186,322

Commercial Services — 0.1%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	150	139,578

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	101	$103,804
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		445	412,789
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	275,577

				931,748

Diversified Financial Services — 0.2%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		1,225	1,143,557
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		475	467,585
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29		360	334,328

				1,945,470

Electric — 0.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		450	433,924
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50		650	415,020
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		475	371,595
Pacific Gas & Electric Co.,
First Mortgage
3.950%	12/01/47		400	273,086
4.950%	07/01/50		245	192,779
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		300	281,333
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		535	490,190

				2,457,927

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		370	355,452

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		100	100,487
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27		450	447,187

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	935	$784,396

			1,332,070

Foods — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28	844	808,603
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	25	22,346
4.375%	01/31/32	310	276,426

			1,107,375

Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	02/15/26	155	155,295

Healthcare-Services — 0.2%
Fred Hutchinson Cancer Center,
Sr. Unsec’d. Notes, Series 2022
4.966%	01/01/52	310	302,657
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	600	549,260
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	700	685,816
Queen’s Health Systems (The),
Sec’d. Notes
4.810%	07/01/52	360	343,456
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/52	55	52,219
5.050%	04/15/53	524	520,192

			2,453,600

Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	175	151,223
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	400	384,225
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	225	221,376

			756,824

Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
5.750%	01/30/27	90	89,787

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	50	$46,499
5.500%	05/01/26	325	316,907
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	627	471,821
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	250	202,659

			1,037,886

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	810	728,743

Oil & Gas — 0.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A
2.000%	07/15/26	875	784,924
3.100%	07/15/31	1,100	907,326
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	890	921,712
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	250	226,913
8.625%	01/19/29	265	265,399
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	125	122,473
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	180	177,881
4.875%	03/30/26	295	273,317
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	400	359,621
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	200	145,726
6.500%	03/13/27	490	434,875
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
5.100%	03/29/26	350	348,138
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	854,952

			5,823,257

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	200	198,533

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/28	380	$374,944
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	175	171,524

			745,001

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.550%	03/15/35	300	285,589
McKesson Corp.,
Sr. Unsec’d. Notes
5.100%	07/15/33	305	306,232
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	430	284,442

			876,263

Pipelines — 0.4%
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	850	901,876
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	200	170,122
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	1,050	904,474
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,245
7.500%	06/01/30	25	25,250
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	200	203,958
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	675	573,541
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	975	864,464
6.250%	07/01/52	125	122,796

			3,791,726

Real Estate Investment Trusts (REITs) — 0.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	1,045	943,332
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,500	1,469,208
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,525	1,283,871

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.700%	01/15/33	135	$132,089

			3,828,500

Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	404	338,222

Software — 0.1%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	500	449,131
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	408	370,566

			819,697

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	845	649,212

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.550%	05/01/28	480	473,424

TOTAL CORPORATE BONDS (cost $54,161,503)			52,677,164

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	270	240,556
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	187	183,645
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	92	84,337
Fannie Mae REMIC,
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.883%(c)	08/25/52	1,759	101,048
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.217%(c)	09/25/42	489	492,141
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	216	3,202
Series 5238, Class SA, IO, 30 Day Average SOFR x (1) + 4.310% (Cap 4.310%, Floor 0.000%)
0.000%(c)	08/25/50	30,020	606,565
Series 5253, Class PL
4.000%	08/25/52	597	533,364
Series 5269, Class AD
2.000%	01/25/55	711	548,114

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 5281, Class AY
2.500%	08/25/52		203	$157,063
Government National Mortgage Assoc.,
Series 2018-135, Class Z
3.500%	10/20/48		1,177	1,020,007
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		392	5,608
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		460	7,798
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		361	5,631
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		909	13,992
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		273	3,224
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		682	11,981
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		691	10,894
PMT Credit Risk Transfer Trust,
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.466%(c)	03/27/25		485	485,627
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.439%(c)	06/24/71	EUR	97	104,959

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,784,032)				4,619,756

SOVEREIGN BONDS — 0.1%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28		150	145,882
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	100	96,198
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	115	96,616
3.125%	05/15/27	EUR	301	293,957

TOTAL SOVEREIGN BONDS (cost $617,447)				632,653

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
Federal Home Loan Mortgage Corp.
2.000%	02/01/36		445	396,407
2.000%	07/01/36		142	125,615
2.000%	05/01/42		1,097	928,307

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	05/01/51	2,173	$1,779,046
3.000%	09/01/50	3,755	3,323,858
3.000%	02/01/52	978	868,261
5.000%	09/01/52	490	480,553
Federal National Mortgage Assoc.
1.500%	01/01/36	478	412,238
1.500%	11/01/50	946	731,749
1.500%	02/01/51	1,365	1,057,948
2.000%	03/01/51	2,145	1,757,278
2.000%	05/01/51	1,461	1,196,143
2.000%	07/01/51	2,304	1,895,115
2.500%	07/01/32	163	150,447
2.500%	08/01/32	174	161,212
2.500%	09/01/32	170	157,427
2.500%	07/01/35	634	585,568
2.500%	03/01/51	523	445,474
2.500%	06/01/51	2,425	2,063,852
2.500%	12/01/51	1,402	1,194,997
2.500%	02/01/52	1,389	1,187,691
2.500%	04/01/52	1,410	1,204,212
3.000%	06/01/36	673	629,538
3.000%	02/01/50	956	847,586
3.500%	10/01/51	2,190	1,998,333
3.500%	03/01/52	469	431,074
4.000%	05/01/52(k)	3,487	3,287,530
5.000%	06/01/52	2,331	2,286,544
Government National Mortgage Assoc.
2.000%	10/20/51	303	255,189
2.500%	07/20/51	502	435,040
2.500%	08/20/51	2,003	1,737,111
2.500%	10/20/51	467	404,521
2.500%	11/20/51	437	378,763
2.500%	12/20/51	1,156	1,001,311
2.500%	01/20/52	1,294	1,120,651
3.000%	05/20/46	185	168,122
3.000%	10/20/46	221	200,895
3.000%	11/20/47	192	174,248
3.000%	06/20/51	1,174	1,053,695
3.500%	08/20/43	951	896,385
3.500%	10/20/46	826	773,360
3.500%	04/20/48	525	490,034
4.000%	11/20/47	847	812,782
4.000%	03/20/48	501	481,028
4.500%	08/20/48	681	665,498
4.500%	07/20/52	1,514	1,462,024
4.500%	08/20/52	996	962,269

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $47,086,046)			45,056,929

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds
2.250%	05/15/41(k)	3,105	2,391,821

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
U.S. Treasury Strips Coupon
3.257%(s)	05/15/41(h)	5,050	$2,410,783

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,239,052)			4,802,604

TOTAL LONG-TERM INVESTMENTS (cost $887,928,395)			940,205,101

		Shares
SHORT-TERM INVESTMENTS — 7.6%
AFFILIATED MUTUAL FUNDS — 7.2%
PGIM Core Ultra Short Bond Fund(wd)		65,739,989	65,739,989
PGIM Institutional Money Market Fund (cost $7,418,194; includes $7,364,500 of cash collateral for securities on loan)(b)(wd)		7,423,317	7,418,121

TOTAL AFFILIATED MUTUAL FUNDS (cost $73,158,183)			73,158,110

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills
5.097%	09/14/23	3,550	3,512,894

(cost $3,512,798)

TOTAL SHORT-TERM INVESTMENTS (cost $76,670,981)			76,671,004

TOTAL INVESTMENTS—100.5% (cost $964,599,376)			1,016,876,105

Liabilities in excess of other assets(z) — (0.5)%			(5,396,453)

NET ASSETS — 100.0%			$1,011,479,652

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,257,005; cash collateral of $7,364,500 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
19	2 Year U.S.Treasury Notes	Sep. 2023	$3,863,531	$(20,157)
62	10 Year U.S. Treasury Notes	Sep. 2023	6,960,469	(114,432)
52	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	7,083,375	34,804
352	Mini MSCI EAFE Index	Sep. 2023	37,936,800	297,038
101	S&P 500 E-Mini Index	Sep. 2023	22,665,663	699,875

				897,128

Short Positions:
71	5 Year U.S.Treasury Notes	Sep. 2023	7,603,656	130,317
8	10 Year U.S. Ultra Treasury Notes	Sep. 2023	947,500	15,005
25	20 Year U.S. Treasury Bonds	Sep. 2023	3,172,656	13,152

				158,474

				$1,055,602

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/23	SSB	EUR	567	$619,228	$618,921	$—	$(307)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/23	GSI	EUR	481	$518,680	$524,870	$—	$(6,190)
Expiring 07/05/23	JPM	EUR	86	92,252	94,051	—	(1,799)
Expiring 08/02/23	SSB	EUR	567	620,103	619,833	270	—

				$1,231,035	$1,238,754	270	(7,989)

						$270	$(8,296)

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
2,332	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.090%	$—	$(2,052)	$(2,052)
2,756	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.090%	—	6,203	6,203
6,390	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.090%	—	11,623	11,623

				$—	$15,774	$15,774

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.540%	JPM	09/20/23	(2,538)	$(3,153)	$—	$(3,153)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 5.210%	JPM	08/02/23	5,250	(190,421)	—	(190,421)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.280%	BOA	08/21/23	6,935	(32,455)	—	(32,455)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.280%	JPM	12/02/23	3,765	(17,391)	—	(17,391)

					$(243,420)	$—	$(243,420)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$—	$(243,420)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$429,839
JPS	—	504,555
MSC	—	3,512,894

Total	$—	$4,447,288

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$176,576,118	$—	$—
Fixed Income	6,023,730	—	—
International Equity	29,549,722	—	—
International Fixed Income	60,381,561	—	—
Common Stocks	408,392,384	78,596,057	—
Preferred Stocks	—	211,002	—
Unaffiliated Exchange-Traded Funds	2,223,047	—	—
Asset-Backed Securities
Automobiles	—	9,368,373	—
Collateralized Loan Obligations	—	31,339,274	—
Consumer Loans	—	786,896	—
Home Equity Loans	—	90,071	—
Student Loan	—	396,299	—
Commercial Mortgage-Backed Securities	—	28,481,461	—
Corporate Bonds.	—	52,677,164	—
Residential Mortgage-Backed Securities	—	4,619,756	—
Sovereign Bonds	—	632,653	—
U.S. Government Agency Obligations	—	45,056,929	—
U.S. Treasury Obligations	—	4,802,604	—
Short-Term Investments
Affiliated Mutual Funds	73,158,110	—	—
U.S. Treasury Obligation	—	3,512,894	—

Total	$756,304,672	$260,571,433	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,190,191	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Forward Foreign Currency Exchange Contract	$—	$270	$—
Centrally Cleared Interest Rate Swap Agreements	—	17,826	—

Total	$1,190,191	$18,096	$—

Liabilities
Futures Contracts	$(134,589)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(8,296)	—
Centrally Cleared Interest Rate Swap Agreement	—	(2,052)	—
OTC Total Return Swap Agreements	—	(243,420)	—

Total	$(134,589)	$(253,768)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	34.1%
U.S. Government Agency Obligations	4.5
Software	4.4
Banks	3.7
Technology Hardware, Storage & Peripherals	3.1
Collateralized Loan Obligations	3.1
Semiconductors & Semiconductor Equipment	3.0
Commercial Mortgage-Backed Securities	2.8
Pharmaceuticals	2.6
Interactive Media & Services	2.1
Automobiles	2.0
Oil, Gas & Consumable Fuels	1.8
Financial Services	1.7
Capital Markets	1.5
Broadline Retail	1.3
Health Care Providers & Services	1.3
Insurance	1.3
Health Care Equipment & Supplies	1.2
Hotels, Restaurants & Leisure	1.1
Specialty Retail	1.0
Machinery	0.9
Consumer Staples Distribution & Retail	0.9
Aerospace & Defense	0.9
U.S. Treasury Obligations	0.9
Biotechnology	0.8
Chemicals	0.8
Entertainment	0.7
Beverages	0.7
Food Products	0.7
Household Products	0.7
Electric Utilities	0.7
IT Services	0.6
Life Sciences Tools & Services	0.6
Oil & Gas	0.6
Metals & Mining	0.6
Textiles, Apparel & Luxury Goods	0.5
Industrial Conglomerates	0.5

Media	0.5%
Specialized REITs	0.5
Residential Mortgage-Backed Securities	0.5
Diversified Telecommunication Services	0.4
Electrical Equipment	0.4
Trading Companies & Distributors	0.4
Multi-Utilities	0.4
Professional Services	0.4
Communications Equipment	0.4
Real Estate Investment Trusts (REITs)	0.4
Tobacco	0.4
Pipelines	0.4
Ground Transportation	0.3
Electronic Equipment, Instruments & Components	0.3
Commercial Services & Supplies	0.3
Household Durables	0.2
Electric	0.2
Healthcare-Services	0.2
Air Freight & Logistics	0.2
Passenger Airlines	0.2
Unaffiliated Exchange-Traded Funds	0.2
Building Products	0.2
Diversified Financial Services	0.2
Construction Materials	0.2
Industrial REITs	0.2
Energy Equipment & Services	0.2
Construction & Engineering	0.2
Consumer Finance	0.2
Personal Care Products	0.1
Real Estate Management & Development	0.1
Agriculture	0.1
Wireless Telecommunication Services	0.1
Health Care REITs	0.1
Residential REITs	0.1
Gas Utilities	0.1
Foods	0.1
Distributors	0.1
Independent Power & Renewable Electricity Producers	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Retail REITs	0.1%
Commercial Services	0.1
Automobile Components	0.1
Consumer Loans	0.1
Home Builders	0.1
Packaging & Containers	0.1
Office/Business Equipment	0.1
Telecommunications	0.1
Sovereign Bonds	0.1
Auto Manufacturers	0.1
Containers & Packaging	0.1
Apparel	0.1
Trucking & Leasing	0.0	*
Student Loan	0.0	*
Office REITs	0.0	*
Engineering & Construction	0.0	*
Semiconductors	0.0	*

Water Utilities	0.0	*%
Auto Parts & Equipment	0.0	*
Building Materials	0.0	*
Hand/Machine Tools	0.0	*
Hotel & Resort REITs	0.0	*
Diversified REITs	0.0	*
Leisure Products	0.0	*
Home Equity Loans	0.0	*
Lodging	0.0	*
Transportation Infrastructure	0.0	*
Marine Transportation	0.0	*

	100.5
Liabilities in excess of other assets	(0.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$996,913	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	270		Unrealized depreciation on OTC forward foreign currency exchange contracts	8,296
Interest rate contracts	Due from/to broker-variation margin futures	193,278	*	Due from/to broker-variation margin futures	134,589	*
Interest rate contracts	Due from/to broker-variation margin swaps	17,826	*	Due from/to broker-variation margin swaps	2,052	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	243,420

		$1,208,287			$388,357

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$84,755
Equity contracts	—	—	1,725,209	—	—
Foreign exchange contracts	—	—	—	(18,079)	—
Interest rate contracts	(5,938)	17,422	(2,022,400)	—	179,208

Total	$(5,938)	$17,422	$(297,191)	$(18,079)	$263,963

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(5,831)
Equity contracts	1,040,282	—	—
Foreign exchange contracts	—	8,729	—
Interest rate contracts	488,966	—	(98,479)

Total	$1,529,248	$8,729	$(104,310)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 1,979
Options Written (2)	1,000,000
Futures Contracts - Long Positions (2)	82,371,513
Futures Contracts - Short Positions (2)	24,857,781
Forward Foreign Currency Exchange Contracts - Purchased (3)	414,376
Forward Foreign Currency Exchange Contracts - Sold (3)	990,300
Interest Rate Swap Agreements (2)	7,652,000
Credit Default Swap Agreements - Sell Protection (2)	5,333,333
Total Return Swap Agreements (2)	12,534,659

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$7,257,005	$(7,257,005)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BOA	$—	$(32,455)	$(32,455)	$—	$(32,455)
GSI	—	(6,190)	(6,190)	—	(6,190)
JPM	—	(212,764)	(212,764)	212,764	—
SSB	270	(307)	(37)	—	(37)

	$270	$(251,716)	$(251,446)	$212,764	$(38,682)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $7,257,005:
Unaffiliated investments (cost $632,480,579)	$671,186,864
Affiliated investments (cost $332,118,797)	345,689,241
Foreign currency, at value (cost $311,752)	311,060
Receivable for investments sold	7,271,852
Dividends and interest receivable	1,909,766
Due from broker-variation margin futures	763,362
Tax reclaim receivable	199,100
Receivable from affiliate	2,829
Due from broker-variation margin swaps	1,397
Unrealized appreciation on OTC forward foreign currency exchange contracts	270
Prepaid expenses and other assets	6,680

Total Assets	1,027,342,421

LIABILITIES
Payable to broker for collateral for securities on loan	7,364,500
Payable for investments purchased	6,236,458
Payable for Portfolio shares purchased	1,532,845
Unrealized depreciation on OTC swap agreements	243,420
Management fee payable	199,162
Accrued expenses and other liabilities	186,805
Payable to affiliate	70,372
Distribution fee payable	20,048
Unrealized depreciation on OTC forward foreign currency exchange contracts	8,296
Affiliated transfer agent fee payable	707
Trustees’ fees payable	156

Total Liabilities	15,862,769

NET ASSETS	$1,011,479,652

Net assets were comprised of:
Partners’ Equity	$1,011,479,652

Net asset value and redemption price per share, $1,011,479,652 / 46,277,378 outstanding shares of beneficial interest	$21.86

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$5,625,594
Unaffiliated dividend income (net of $265,954 foreign withholding tax, of which $34,710 is reimbursable by an affiliate)	4,816,517
Affiliated dividend income	1,553,850
Income from securities lending, net (including affiliated income of $17,301)	19,179

Total income	12,015,140

EXPENSES
Management fee	3,628,361
Distribution fee	1,263,878
Custodian and accounting fees	130,231
Audit fee	14,530
Trustees’ fees	12,806
Professional fees	12,627
Shareholders’ reports	4,624
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	4,000
Miscellaneous	26,943

Total expenses	5,098,000
Less: Fee waiver and/or expense reimbursement	(922,202)
Distribution fee waiver	(354,330)

Net expenses	3,821,468

NET INVESTMENT INCOME (LOSS)	8,193,672

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,662,304))	(3,026,371)
Futures transactions	(297,191)
Forward currency contract transactions	(18,079)
Options written transactions	17,422
Swap agreements transactions	263,963
Foreign currency transactions	7,155

(3,053,101)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $29,073,878)	93,819,930
Futures	1,529,248
Forward currency contracts	8,729
Swap agreements	(104,310)
Foreign currencies	(2,326)

95,251,271

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	92,198,170

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$100,391,842

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$8,193,672	$10,089,871
Net realized gain (loss) on investment and foreign currency transactions	(3,053,101)	144,652,566
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	95,251,271	(420,900,477)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	100,391,842	(266,158,040)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [75,998 and 296,809 shares, respectively]	1,604,699	6,327,261
Portfolio shares purchased [5,454,850 and 8,738,213 shares, respectively]	(113,542,610)	(181,464,708)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(111,937,911)	(175,137,447)

TOTAL INCREASE (DECREASE)	(11,546,069)	(441,295,487)
NET ASSETS:
Beginning of period	1,023,025,721	1,464,321,208

End of period	$1,011,479,652	$1,023,025,721

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$19.80		$24.37	$21.11	$18.92	$15.61	$16.69

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.18	(0.06)	(0.05)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89		(4.75)	3.32	2.24	3.35	(1.04)

Total from investment operations	2.06		(4.57)	3.26	2.19	3.31	(1.08)

Net Asset Value, end of period	$21.86		$19.80	$24.37	$21.11	$18.92	$15.61

Total Return(b)	10.40%		(18.75)%	15.44%	11.58%	21.20%	(6.47)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,011		$1,023	$1,464	$1,394	$1,416	$1,228
Average net assets (in millions)	$1,019		$1,191	$1,449	$1,320	$1,343	$1,318
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76	%(d)	0.59%	0.26%	0.26%	0.26%	0.26%
Expenses before waivers and/or expense reimbursement	1.01	%(d)	0.74%	0.26%	0.26%	0.26%	0.26%
Net investment income (loss)	1.62	%(d)	0.85%	(0.26)%	(0.26)%	(0.25)%	(0.25)%
Portfolio turnover rate(e)	86%		316%	9%	154%	42%	96%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A244

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2023 consisted of 46 separate portfolios. The information presented in these financial statements pertains only to the 18 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The AST Government Money Market Portfolio seeks to maintain a stable $1.00 net asset value (“NAV”) and will not implement redemption gates and liquidity fees.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)

AST Bond Portfolio 2023

(“Bond Portfolio 2023”)

AST Bond Portfolio 2024

(“Bond Portfolio 2024”)

AST Bond Portfolio 2025

(“Bond Portfolio 2025”)

AST Bond Portfolio 2026

(“Bond Portfolio 2026”)

AST Bond Portfolio 2027

(“Bond Portfolio 2027”)

AST Bond Portfolio 2028

(“Bond Portfolio 2028”)

AST Bond Portfolio 2029

(“Bond Portfolio 2029”)

AST Bond Portfolio 2030

(“Bond Portfolio 2030”)

AST Bond Portfolio 2031

(“Bond Portfolio 2031”)

AST Bond Portfolio 2032

(“Bond Portfolio 2032”)

AST Bond Portfolio 2033

(“Bond Portfolio 2033”)

AST Bond Portfolio 2034

(“Bond Portfolio 2034”)

Highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST Core Fixed Income Portfolio (“Core Fixed Income”)	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Core Fixed Income Portfolio.
AST Government Money Market Portfolio (“Government Money Market”)	High current income and to maintain high levels of liquidity

B1

Portfolio	Investment Objective(s)
AST High Yield Portfolio (“High Yield”)	Maximum total return, consistent with preservation of capital and prudent investment management.
AST Investment Grade Bond Portfolio (“Investment Grade Bond”)	Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST Multi-Sector Fixed Income Portfolio (“Multi-Sector Fixed Income”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital appreciation.
AST Quantitative Modeling Portfolio (“Quantitative Modeling”)	High potential return while attempting to mitigate downside risk during adverse market cycles.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Investment Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (ETFs) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These

B2

securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any

B3

available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

B4

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

B5

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

B6

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

B7

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest

B8

income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (the Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)

Bond Portfolio 2023
Bond Portfolio 2024
Bond Portfolio 2025
Bond Portfolio 2026
Bond Portfolio 2027
Bond Portfolio 2028
Bond Portfolio 2029
Bond Portfolio 2030
Bond Portfolio 2031
Bond Portfolio 2032
Bond Portfolio 2033
Bond Portfolio 2034

PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
Core Fixed Income	Western Asset Management Company Limited; PFI (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); Wellington Management Company, LLP
Government Money Market	PFI (a business unit of PGIM, Inc.)
High Yield	PFI (a business unit of PGIM, Inc.); J.P. Morgan Investment Management, Inc.
Investment Grade Bond	PFI (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
Multi-Sector Fixed Income	PFI (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
Quantitative Modeling	Jennison Associates LLC (“Jennison” a wholly-owned subsidiary of PGIM, Inc.); PFI (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” a wholly-owned business unit of PGIM, Inc.)*

* The asset allocation strategy for the Portfolio is determined by the Investment Manager and PGIM Quantitative Solutions, as described in the Portfolio’s Prospectus. During the semiannual period ended June 30,2023, Jennison was not allocated assets to manage.

B9

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Bond Portfolio 2023*	0.4925% first $500 million;	0.46%	0.44%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2024*	0.4925% first $500 million;	0.46%	0.25%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2025*	0.4925% first $500 million;	0.46%	—#
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2026*	0.4925% first $500 million;	0.46%	0.11%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2027*	0.4925% first $500 million;	0.46%	0.38%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2028*	0.4925% first $500 million;	0.46%	0.44%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2029*	0.4925% first $500 million;	0.46%	—#
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2030*	0.4925% first $500 million;	0.46%	0.41%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2031*	0.4925% first $500 million;	0.46%	0.44%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion

B10

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Bond Portfolio 2032*	0.4925% first $500 million;	0.46%	0.44%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2033*	0.4925% first $500 million;	0.46%	—#
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Bond Portfolio 2034*	0.4925% first $500 million;	0.46%	—#
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Core Fixed Income	0.4825% first $300 million;	0.45%	0.41%
	0.4725% on next $200 million;
	0.4625% on next $250 million;
	0.4525% on next $2.5 billion;
	0.4425% on next $2.75 billion;
	0.4125% on next $4 billion;
	0.3925% in excess of $10 billion
Government Money Market	0.3000% first $3.25 billion;	0.30%	0.30%
	0.2925% on next $2.75 billion;
	0.2625% on next $4 billion;
	0.2425% in excess of $10 billion
High Yield	0.5825% first $300 million;	0.58%	0.52%
	0.5725% on next $200 million;
	0.5625% on next $250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $2.75 billion;
	0.5125% on next $4 billion;
	0.4925% in excess of $10 billion
Investment Grade Bond*	0.4925% first $500 million;	0.46%	0.46%
	0.4725% on next $4.5 billion;
	0.4625% on next $5 billion;
	0.4525% in excess of $10 billion
Multi-Sector Fixed Income	0.5325% first $300 million;	0.48%	0.47%
	0.5225% on next $200 million;
	0.5125% on next $250 million;
	0.5025% on next $2.5 billion;
	0.4925% on next $2.75 billion;
	0.4625% on next $4 billion;
	0.4425% on next $2.5 billion;
	0.4225% on next $2.5 billion;
	0.4025% on next $5 billion;
	0.3825% in excess of $20 billion
Quantitative Modeling	0.7325% first $300 million;	0.72%	0.53%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion

B11

Portfolio	Fee Waivers and/or Expense Limitations

Bond Portfolio 2023, Bond Portfolio 2024,
Bond Portfolio 2025, Bond Portfolio 2026,
Bond Portfolio 2027, Bond Portfolio 2028,
Bond Portfolio 2029, Bond Portfolio 2030
Bond Portfolio 2031, Bond Portfolio 2032,
Bond Portfolio 2033 and Bond Portfolio 2034

contractually waive 0.02% through June 30, 2024; effective July 1, 2023, voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 0.91% through June 30, 2024
Core Fixed Income	contractually waive 0.0404%
through June 30, 2024;
contractually limit expenses to 0.68%
through June 30, 2024
High Yield	contractually limit expenses to 0.85%
through June 30, 2024
Investment Grade Bond	contractually limit expenses to 0.99%
through June 30, 2024;
effective July 1, 2023,
voluntarily waive 0.0005%
through June 30, 2024(a)
Multi-Sector Fixed Income	effective June 20, 2023,
contractually limit expenses to 0.7195%
through June 30, 2024
Quantitative Modeling	contractually waive 0.02%
through June 30, 2024(a)

* Management fees are calculated based on an aggregation of net assets of Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032, Bond Portfolio 2033, Bond Portfolio 2034 and Investment Grade Bond.

# The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.

(a) The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. The 12b-1 fee is waived for the assets of Quantitative Modeling Portfolio that are invested in other Portfolios. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032, Bond Portfolio 2033, Bond Portfolio 2034 and Investment Grade Bond Portfolio (collectively, the “Bond Portfolios”), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Up to and including $300 million	0.25% (no waiver)
Over $300 million up to and including $500 million	0.23%
Over $500 million up to and including $750 million	0.22%

B12

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Over $750 million	0.21%

AST Investment Services, Inc., PGIM Investments, PAD, PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2023, no Rule 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

B13

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2023 Payments
Quantitative Modeling	$34,710

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2023 Payments
Quantitative Modeling	$28,801

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2023, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2023	$6,695,324	$81,905,712
Bond Portfolio 2024	49,762,187	4,184,620
Bond Portfolio 2025	3,308,490	4,055,225
Bond Portfolio 2026	5,720,437	8,112,789
Bond Portfolio 2027	4,569,253	5,622,451
Bond Portfolio 2028	171,536	9,755,015
Bond Portfolio 2029	842,377	1,894,902
Bond Portfolio 2030	1,986,294	3,712,224
Bond Portfolio 2031	3,149,320	10,461,871
Bond Portfolio 2032	1,595,991	18,503,508
Bond Portfolio 2033	514,645	851,345
Bond Portfolio 2034	4,901,725	226,710
Core Fixed Income	7,615,326,347	7,465,840,676
Government Money Market	—	—
High Yield	38,174,459	83,368,300
Investment Grade Bond	5,326,209,255	6,590,640,139
Multi-Sector Fixed Income	752,183,203	1,078,005,095
Quantitative Modeling	707,024,107	767,304,396

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2023, is presented as follows:

Bond Portfolio 2023

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$125,619,712	$ 6,695,322	$ 81,905,712	$4,782,173	$(1,436,348)	$53,755,147	5,502,062	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)

8,054,385	16,517,318	22,600,266	—	—	1,971,437	1,971,437	106,402

$133,674,097	$23,212,640	$104,505,978	$4,782,173	$(1,436,348)	$55,726,584		$106,402

B14

Bond Portfolio 2024

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$5,334,326	$49,762,186	$4,184,620	$240,475	$(83,965)	$51,068,402	5,227,063	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)

374,944	6,402,128	3,908,365	—	—	2,868,707	2,868,707	40,223

$5,709,270	$56,164,314	$8,092,985	$240,475	$(83,965)	$53,937,109		$40,223

Bond Portfolio 2025

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$6,260,639	$3,308,491	$4,055,225	$195,597	$(28,330)	$5,681,172	581,492	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)

344,202	829,395	922,979	—	—	250,618	250,618	6,563

$6,604,841	$4,137,886	$4,978,204	$195,597	$(28,330)	$5,931,790		$6,563

Bond Portfolio 2026

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$24,883,136	$5,720,437	$ 8,112,788	$834,946	$(210,036)	$23,115,695	2,365,987	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)
1,797,040	1,579,747	2,513,196	—	—	863,591	863,591	33,218

$26,680,176	$7,300,184	$10,625,984	$834,946	$(210,036)	$23,979,286		$33,218

Bond Portfolio 2027

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$48,471,647	$4,569,253	$5,622,451	$1,409,629	$(116,207)	$48,711,871	4,985,862	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)
2,676,476	2,788,933	3,353,206	—	—	2,112,203	2,112,203	55,040

$51,148,123	$7,358,186	$8,975,657	$1,409,629	$(116,207)	$50,824,074		$55,040

B15

Bond Portfolio 2028

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$ 97,056,869	$ 171,536	$9,755,015	$2,778,515	$(221,860)	$90,030,045	9,214,948	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)
4,217,186	5,222,597	7,022,834	—	—	2,416,949	2,416,949	83,388

$101,274,055	$5,394,133	$16,777,849	$2,778,515	$(221,860)	$92,446,994		$83,388

Bond Portfolio 2029

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$8,807,875	$ 842,377	$1,894,902	$281,711	$(36,404)	$8,000,657	818,900	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)
413,540	800,857	901,556	—	—	312,841	312,841	9,794

$9,221,415	$1,643,234	$2,796,458	$281,711	$(36,404)	$8,313,498		$9,794

Bond Portfolio 2030

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$54,807,478	$1,986,294	$3,712,225	$1,527,948	$(91,123)	$54,518,372	5,580,181	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)
2,845,830	5,482,646	6,675,273	—	—	1,653,203	1,653,203	68,233

$57,653,308	$7,468,940	$10,387,498	$1,527,948	$(91,123)	$56,171,575		$68,233

Bond Portfolio 2031

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$89,066,985	$3,149,319	$10,461,871	$2,617,932	$(253,327)	$84,119,038	8,609,932	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)
3,192,676	10,777,268	11,284,204	—	—	2,685,740	2,685,740	89,035

$92,259,661	$13,926,587	$21,746,075	$2,617,932	$(253,327)	$86,804,778		$89,035

B16

Bond Portfolio 2032

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$117,737,498	$ 1,595,990	$18,503,507	$3,534,047	$(408,105)	$103,955,923	10,640,320	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)
3,905,482	17,619,350	17,965,033	—	—	3,559,799	3,559,799	119,473

$121,642,980	$19,215,340	$36,468,540	$3,534,047	$(408,105)	$107,515,722		$119,473

Bond Portfolio 2033

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$4,423,267	$ 514,647	$ 851,345	$139,834	$(17,438)	$4,208,965	430,805	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)
171,148	785,327	782,576	—	—	173,899	173,899	4,878

$4,594,415	$1,299,974	$1,633,921	$139,834	$(17,438)	$4,382,864		$4,878

Bond Portfolio 2034

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$—	$4,901,725	$226,710	$100,330	$1,180	$4,776,525	488,897	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)
—	1,284,130	1,023,101	—	—	261,029	261,029	7,055

$—	$6,185,855	$1,249,811	$100,330	$1,180	$5,037,554		$7,055

Core Fixed Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 66,001,768	$ 20,362,257	$ —	$ —	$45,639,511	45,639,511	$ 84,777

PGIM Institutional Money Market Fund(1)(b)(wi)
169,002,202	532,300,414	661,942,896	(49,290)	42,377	39,352,807	39,380,373	174,005	(2)
$169,002,202	$598,302,182	$682,305,153	$(49,290)	$42,377	$84,992,318		$258,782

B17

High Yield

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$12,930,491	$ 3,633,482	$ —	$ —	$ 9,297,009	9,297,009	$ 26,963

PGIM Institutional Money Market Fund(1)(b)(wi)
65,994,133	71,544,827	102,328,062	(26,104)	22,410	35,207,204	35,231,865	128,127	(2)
$65,994,133	$84,475,318	$105,961,544	$(26,104)	$22,410	$44,504,213		$155,090

Investment Grade Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST J.P. Morgan Fixed Income Central Portfolio*(1)
$ —	$ 100,000,000	$ —	$ (778,210)	$ —	$ 99,221,790	9,727,626	$ —

AST PGIM Fixed Income Central Portfolio*(1)
1,886,537,369	1,103,625,000	692,535,000	74,767,793	12,197,503	2,384,592,665	234,242,894	—
AST T. Rowe Price Fixed Income Central Portfolio*(1)
19,884	—	—	406	—	20,290	1,934	—
$1,886,557,253	$1,203,625,000	$692,535,000	$73,989,989	$12,197,503	$2,483,834,745		$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wd)
—	677,992,930	76,589,663	—	—	601,403,267	601,403,267	452,346

PGIM Institutional Money Market Fund(1)(b)(wd)
415,161,357	2,859,536,076	3,070,896,934	(153,429)	72,450	203,719,520	203,862,224	394,590	(2)
$ 415,161,357	$3,537,529,006	$3,147,486,597	$ (153,429)	$ 72,450	$ 805,122,787		$846,936
$2,301,718,610	$4,741,154,006	$3,840,021,597	$73,836,560	$12,269,953	$3,288,957,532		$846,936

Multi-Sector Fixed Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$101,887,163	$ 633,144,247	$ 719,946,555	$ —	$ —	$ 15,084,855	15,084,855	$ 685,875

PGIM Institutional Money Market Fund(1)(b)(wa)
295,316,493	510,503,182	597,465,141	(85,060)	37,153	208,306,627	208,452,544	480,935	(2)
$397,203,656	$1,143,647,429	$1,317,411,696	$(85,060)	$37,153	$223,391,482		$1,166,810

B18

Quantitative Modeling

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 21,849,397	$ 2,104,851	$ 2,971,328	$ 1,937,934	$ (125,792)	$ 22,795,062	779,852	$ —

AST Emerging Markets Equity Portfolio*(1)
5,171,746	733,698	3,762,265	553,957	(191,774)	2,505,362	287,312	—

AST Global Bond Portfolio*(1)
64,514,492	1,234,727	6,435,343	1,763,831	(696,146)	60,381,561	5,570,255	—

AST High Yield Portfolio*(1)
8,867,185	151,758	3,317,787	401,742	(79,168)	6,023,730	526,090	—

AST International Growth Portfolio*(1)
14,455,372	14,427,458	3,144,092	4,084,118	(273,134)	29,549,722	1,227,148	—

AST International Value Portfolio*(1)
15,471,967	534,675	15,835,290	(117,982)	(53,370)	—	—	—

AST Large-Cap Growth Portfolio*(1)
51,416,056	5,348,803	10,253,306	16,192,446	(1,236,116)	61,467,883	936,725	—

AST Large-Cap Value Portfolio*(1)
56,149,789	3,126,942	7,850,877	1,740,946	(294,621)	52,872,179	1,179,130	—

AST Small-Cap Growth Portfolio*(1)
17,899,987	2,392,699	4,845,938	2,524,851	(503,168)	17,468,431	261,778	—

AST Small-Cap Value Portfolio*(1)
18,198,550	3,089,277	6,096,994	888,468	(683,104)	15,396,197	449,000	—

AST T. Rowe Price Natural Resources Portfolio*(1)
15,946,509	1,050,011	12,507,775	(893,392)	475,651	4,071,004	142,792	—
$289,941,050	$ 34,194,899	$77,020,995	$29,076,919	$(3,660,742)	$272,531,131		$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)
65,377,458	411,382,740	411,020,209	—	—	65,739,989	65,739,989	1,553,850

PGIM Institutional Money Market Fund(1)(b)(wd)
11,468,604	64,724,110	68,769,990	(3,041)	(1,562)	7,418,121	7,423,317	17,301	(2)
$ 76,846,062	$476,106,850	$479,790,199	$ (3,041)	$ (1,562)	$ 73,158,110		$1,571,151
$366,787,112	$510,301,749	$556,811,194	$29,073,878	$(3,662,304)	$345,689,241		$1,571,151

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

B19

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2022 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, (excluding the Government Money Market), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2023. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2023
Bond Portfolio 2025	$ 152,000	6.15%	4	$ 152,000	$—
Core Fixed Income	3,483,167	6.16	6	4,932,000	—
High Yield	974,200	5.66	5	3,493,000	—
Multi-Sector Fixed Income	1,815,333	5.84	6	3,233,000	—
Quantitative Modeling	1,054,500	6.03	6	1,470,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2023, all Portfolios offer only a single share class to investors.

As of June 30, 2023, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as

B20

part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Bond Portfolio 2023	2,891,391	57.1%
Bond Portfolio 2024	2,060,229	42.9
Bond Portfolio 2025	204,433	43.8
Bond Portfolio 2026	397,808	18.1
Bond Portfolio 2027	817,886	16.9
Bond Portfolio 2028	2,650,088	30.2
Bond Portfolio 2029	434,819	54.2
Bond Portfolio 2030	1,657,854	30.9
Bond Portfolio 2031	5,879,981	59.6
Bond Portfolio 2032	7,236,985	51.0
Bond Portfolio 2033	523,454	94.4
Bond Portfolio 2034	515,759	100.0
Core Fixed Income	207,140,208	67.4
Government Money Market	429,249,027	47.4
High Yield	17,641,704	68.1
Investment Grade Bond	1,048,769,071	74.8
Multi-Sector Fixed Income	924,725,606	100.0
Quantitative Modeling	44,550,995	96.3

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Bond Portfolio 2023	2	57.1%
Bond Portfolio 2024	2	42.9
Bond Portfolio 2025	2	43.8
Bond Portfolio 2026	1	15.8
Bond Portfolio 2027	1	14.0
Bond Portfolio 2028	2	30.2
Bond Portfolio 2029	1	53.9
Bond Portfolio 2030	1	26.0
Bond Portfolio 2031	2	59.6
Bond Portfolio 2032	2	51.0
Bond Portfolio 2033	2	94.4
Bond Portfolio 2034	2	100.0
Core Fixed Income	2	67.3
Government Money Market	2	47.4
High Yield	2	57.9
Investment Grade Bond	2	74.8
Multi-Sector Fixed Income	2	100.0
Quantitative Modeling	2	96.3
Unaffiliated:
Bond Portfolio 2023	1	42.0
Bond Portfolio 2024	1	56.9
Bond Portfolio 2025	1	56.2
Bond Portfolio 2026	1	81.4
Bond Portfolio 2027	1	83.1
Bond Portfolio 2028	1	69.8

B21

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
Bond Portfolio 2029	1	45.8%
Bond Portfolio 2030	1	69.1
Bond Portfolio 2031	1	40.3
Bond Portfolio 2032	1	49.0
Bond Portfolio 2033	1	5.6
Bond Portfolio 2034	—	—
Core Fixed Income	1	32.6
Government Money Market	1	52.5
High Yield	1	31.9
Investment Grade Bond	1	25.2
Multi-Sector Fixed Income	—	—
Quantitative Modeling	—	—

9. Risks of Investing in the Portfolios

Each Portfolio’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Bond Portfolio 2023	Bond Portfolio 2024	Bond Portfolio 2025	Bond Portfolio 2026	Bond Portfolio 2027

Adjustable and Floating-Rate Securities	–	–	–	–	–
Asset Allocation	–	–	–	–	–
Asset Transfer Program	X	X	X	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X	X
Bank Loan Investments	–	–	–	–	–
Blend Style	–	–	–	–	–
Commodity	–	–	–	–	–
Covenant-Lite	–	–	–	–	–
Credit	–	–	–	–	–
Derivatives	X	X	X	X	X
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	–	–	–	–
Equity Securities	–	–	–	–	–
Exchange-Traded Funds (ETF)	–	–	–	–	–
Expense	X	X	X	X	X
Fixed Income Securities	X	X	X	X	X
Focus	–	–	–	–	–
Foreign Investment	–	–	–	–	–
Fund of Funds	X	X	X	X	X
High Yield	X	X	X	X	X
Interest Rate	–	–	–	–	–
Investment Style	–	–	–	–	–
Large Company	–	–	–	–	–
Leverage	–	–	–	–	–
Liquidity Allocation	–	–	–	–	–
Liquidity and Valuation	X	X	X	X	X
Market and Management	X	X	X	X	X
Non-Diversification	–	–	–	–	–
Portfolio Turnover	–	–	–	X	–

B22

Risks	Bond Portfolio 2023	Bond Portfolio 2024	Bond Portfolio 2025	Bond Portfolio 2026	Bond Portfolio 2027

Prepayment or Call	–	–	–	–	–
Quantitative Model	–	–	–	–	–
Real Estate	–	–	–	–	–
Redemption	–	–	–	–	–
Regulatory	X	X	X	X	X
Restricted Securities	–	–	–	–	–
Selection	–	–	–	–	–
Short Sale	–	–	–	–	–
Sovereign Debt Securities	–	–	–	–	X
U.S. Government Securities	X	X	X	X	X
Valuation	–	–	–	–	–
Yield	–	–	–	–	–

Risks	Bond Portfolio 2028	Bond Portfolio 2029	Bond Portfolio 2030	Bond Portfolio 2031	Bond Portfolio 2032

Adjustable and Floating-Rate Securities	–	–	–	–	–
Asset Allocation	–	–	–	–	–
Asset Transfer Program	X	X	X	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X	X
Bank Loan Investments	–	–	–	–	–
Blend Style	–	–	–	–	–
Commodity	–	–	–	–	–
Covenant-Lite	–	–	–	–	–
Credit	–	–	–	–	–
Derivatives	X	X	X	X	X
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	–	–	–	–
Equity Securities	–	–	–	–	–
Exchange-Traded Funds (ETF)	–	–	–	–	–
Expense	X	X	X	X	X
Fixed Income Securities	X	X	X	X	X
Focus	–	–	–	–	–
Foreign Investment	–	–	–	–	–
Fund of Funds	X	X	X	X	X
High Yield	X	X	X	X	X
Interest Rate	–	–	–	–	–
Investment Style	–	–	–	–	–
Large Company	–	–	–	–	–
Leverage	–	–	–	–	–
Liquidity Allocation	–	–	–	–	–
Liquidity and Valuation	X	X	X	X	X
Market and Management	X	X	X	X	X
Non-Diversification	–	–	–	–	–
Portfolio Turnover	X	X	–	X	–
Prepayment or Call	–	–	–	–	–
Quantitative Model	–	–	–	–	–
Real Estate	–	–	–	–	–
Redemption	–	–	–	–	–

B23

Risks	Bond Portfolio 2028	Bond Portfolio 2029	Bond Portfolio 2030	Bond Portfolio 2031	Bond Portfolio 2032
Regulatory	X	X	X	X	X
Restricted Securities	–	–	–	–	–
Selection	–	–	–	–	–
Short Sale	–	–	–	–	–
Sovereign Debt Securities	X	X	X	X	X
U.S. Government Securities	X	X	X	X	X
Valuation	–	–	–	–	–
Yield	–	–	–	–	–

Risks	Bond Portfolio 2033	Bond Portfolio 2034	Core Fixed Income	Government Money Market
Adjustable and Floating-Rate Securities	–	–	–	X
Asset Allocation	–	–	–	–
Asset Transfer Program	X	X	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	–
Bank Loan Investments	–	–	–	–
Blend Style	–	–	–	–
Commodity	–	–	–	–
Covenant-Lite	–	–	–	–
Credit	–	–	–	X
Derivatives	X	X	X	–
Economic and Market Events	X	X	X	X
Emerging Markets	–	–	–	–
Equity Securities	–	–	–	–
Exchange-Traded Funds (ETF)	–	–	–	–
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
Focus	–	–	–	–
Foreign Investment	–	–	X	–
Fund of Funds	X	X	–	–
High Yield	X	X	X	–
Interest Rate	–	–	–	X
Investment Style	–	–	–	–
Large Company	–	–	–	–
Leverage	–	–	–	–
Liquidity Allocation	–	–	–	–
Liquidity and Valuation	X	X	X	X
Market and Management	X	X	X	X
Non-Diversification	–	–	–	–
Portfolio Turnover	–	–	X	–
Prepayment or Call	–	–	–	X
Quantitative Model	–	–	–	–
Real Estate	–	–	–	–
Redemption	–	–	X	–
Regulatory	X	X	X	X
Restricted Securities	–	–	–	–
Selection	–	–	–	–
Short Sale	–	–	–	–

B24

Risks	Bond Portfolio 2033	Bond Portfolio 2034	Core Fixed Income	Government Money Market
Sovereign Debt Securities	X	X	–	–
U.S. Government Securities	X	X	–	X
Valuation	–	–	–	–
Yield	–	–	–	X

Risks	High Yield	Investment Grade Bond	Multi- Sector Fixed Income	Quantitative Modeling
Adjustable and Floating-Rate Securities	–	–	–	–
Asset Allocation	–	–	–	X
Asset Transfer Program	X	X	–	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X
Bank Loan Investments	X	–	–	–
Blend Style	–	–	–	X
Commodity	–	–	–	X
Covenant-Lite	X	–	–	–
Credit	–	–	–	–
Derivatives	X	X	X	X
Economic and Market Events	X	X	X	X
Emerging Markets	X	–	X	–
Equity Securities	–	X	–	X
Exchange-Traded Funds (ETF)	–	X	–	–
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
Focus	–	–	–	–
Foreign Investment	X	X	X	X
Fund of Funds	–	–	–	X
High Yield	X	–	X	X
Interest Rate	–	–	–	–
Investment Style	–	–	–	–
Large Company	–	–	–	–
Leverage	–	–	–	–
Liquidity Allocation	–	–	–	X
Liquidity and Valuation	X	X	X	X
Market and Management	X	X	X	X
Non-Diversification	–	–	–	–
Portfolio Turnover	–	X	–	X
Prepayment or Call	–	–	–	–
Quantitative Model	–	–	–	X
Real Estate	–	–	–	–
Redemption	X	X	–	–
Regulatory	X	X	X	X
Restricted Securities	X	–	–	–
Selection	–	–	X	–
Short Sale	X	–	–	–
Sovereign Debt Securities	X	–	–	–
U.S. Government Securities	–	–	X	–
Valuation	–	–	–	–

B25

Risks	High Yield	Investment Grade Bond	Multi- Sector Fixed Income	Quantitative Modeling
Yield	–	–	–	–

Adjustable and Floating-Rate Securities Risk: The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Variable and floating-rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Bank Loan Investments Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments, or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy, or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

B26

Blend Style Risk: The Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and have a notable impact on settlement performance and other mutual funds.

Commodity Risk: A commodity-linked derivative instrument is a financial instrument, the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities. The prices of these instruments historically have been affected by, among other things, overall market movements or fluctuations, such as demand, supply disruptions and speculation, and changes in interest and exchange rates. The prices of commodity-linked derivative instruments also may be more volatile than the prices of investments in traditional equity and debt securities.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Economic and Market Events Risk: Events in the US and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Emerging Markets Risk: The risks of non-U.S. investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the Manager or a Portfolio’s Subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation

B27

difficulties. Regulatory regimes outside of the U.S. may not require or enforce corporate governance standards comparable to that of the U.S., which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Investment Risk: Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in the Underlying Portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the Underlying Portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the Underlying Portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations

B28

may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” The Portfolio currently faces a heightened level of interest rate risk because of recent increases in interest rates in the US and globally. Interest rates may continue to increase, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Leverage Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of securities, and the use of when-issued, delayed delivery or forward commitment contracts. The use of derivatives may also create leveraging risks. To mitigate leveraging risk, the Subadviser can cover the transactions that may give rise to such risk. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This volatility occurs because leveraging tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.

Liquidity Allocation Risk: A Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in Underlying Portfolios or individual securities, as applicable, and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain Underlying Portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

B29

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the “SEC”), and depending on the Portfolio, the Commodity Futures Trading Commission. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Selection Risk: The Subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results. Selection risk is the risk that the securities, derivatives, and other instruments selected by the Subadviser will underperform the market, the relevant indices or other funds with similar investment objectives and investment strategies, or that securities sold short will experience positive price performance.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

U.S. Government Securities Risk: U.S. Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Yield Risk: The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

10. Reorganization

On September 20-22, 2021, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST BlackRock/Loomis Sayles Bond Portfolio (“BlackRock/Loomis Sales Bond”), AST BlackRock Low Duration Bond Portfolio (“BlackRock Low Duration”), and AST Prudential Core Bond Portfolio (“Prudential Core Bond”) (the “Merged Portfolios”) for shares of Core Fixed Income (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 10, 2022 and the reorganization took place at the close of business on February 11, 2022.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
BlackRock/Loomis Sayles Bond	$3,139,753,746	$3,210,044,862
BlackRock Low Duration Bond	507,765,643	516,918,840
Prudential Core Bond	670,360,172	670,146,882

The purpose of the transaction was to combine four portfolios with substantially similar investment objectives, policies and strategies.

B30

The acquisition was accomplished by a tax-free exchange of the following shares on February 11, 2022:

Merged Portfolios		Shares
BlackRock/Loomis Sayles Bond		183,624,605
BlackRock Low Duration Bond		44,888,106
Prudential Core Bond		49,581,676
Acquiring Portfolio	Shares	Value
Core Fixed Income	280,427,697	$3,970,856,187

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Appreciation (Depreciation) on Investments	Net Assets
BlackRock/Loomis Sayles Bond	$(70,291,116)	$2,791,240,892
BlackRock Low Duration Bond	(9,153,197)	510,198,208
Prudential Core Bond	213,290	669,417,087
Acquiring Portfolio		Net Assets
Core Fixed Income		$2,032,951,561

Assuming the acquisition had been completed on January 1, 2022, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2022 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized loss on investments (b)	Net decrease in net assets resulting from operations
Core Fixed Income	$117,051,146	$(1,025,948,926)	$(908,897,780)

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: BlackRock/Loomis Sayles Bond $4,492,587, BlackRock Low Duration Bond $452,470, Prudential Core Bond $1,627,605.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: BlackRock/Loomis Sayles Bond $(102,467,058), BlackRock Low Duration Bond $(8,541,638) and Prudential Core Bond $(26,125,664).

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 11, 2022.

11. Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to each Portfolio.

B31

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio (excluding money market portfolios) has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Board has approved PGIM Investments, the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 14-15, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

B32

Initial Approval of the Portfolio’s Advisory Agreements

AST Bond Portfolio 2034

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (AST) considered the proposed management agreement (the Management Agreement) with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with PGIM, Inc. and PGIM Limited (collectively, PGIM), with respect to the AST Bond Portfolio 2034 (the New Bond Portfolio) prior to the New Bond Portfolio’s commencement of operations. The Board, including a majority of AST’s trustees who are not parties to such agreements or interested persons of any such party (the Independent Trustees), as defined in the 1940 Act, met on June 13-14, 2022 (the Board Meeting), and approved the Advisory Agreements for an initial two-year period, after concluding that approval of the Advisory Agreements was in the best interests of the New Bond Portfolio.

In advance of the Board Meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the New Bond Portfolio by the Manager and PGIM; comparable performance information; the fees proposed to be paid by the New Bond Portfolio to the Manager, and by the Manager to PGIM, under the Advisory Agreements; the potential for economies of scale that may be shared with the New Bond Portfolio and its shareholders; and other benefits to the Manager and PGIM. In connection with its deliberations, the Board considered information provided by the Manager and PGIM at, or in advance of, the Board Meeting. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor that, alone, was responsible for the Board’s decision to approve the Advisory Agreements with respect to the New Bond Portfolio.

The Board determined that the overall arrangements between the New Bond Portfolio and the Manager, who will serve as the New Bond Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and PGIM, who will serve as the New Bond Portfolio’s subadvisers pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of AST at the Board Meeting, and concluded that it was satisfied with the nature, quality and extent of services provided by the Manager under the management agreement covering the other AST portfolios. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the amended Management Agreement covering the New Bond Portfolio would be similar in nature to those provided under the existing Management Agreement.
With respect to PGIM, the Board received and considered information regarding the nature and extent of services that would be provided to the New Bond Portfolio under the new Subadvisory Agreement. The Board also noted that PGIM currently subadvises other AST portfolios, including other AST portfolios that are substantially similar to the New Bond Portfolio (collectively, the Comparable Funds).

The Board considered, among other things, the background and experience of the portfolio managers for PGIM. The Board also noted that it had received information pertaining to the background and experience of the portfolio managers for PGIM in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the Board Meeting. The Board also received information pertaining to PGIM’s organizational structure, senior management and investment operations, as well as other relevant information, in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the Board Meeting. The Board noted that it received favorable compliance reports from AST’s Chief Compliance Officer as to PGIM’s management of the Comparable Funds. With respect to PGIM, the Board considered its experience and reputation in managing other funds with similar investment objectives and strategies.

The Board concluded that, based on the nature of the proposed services to be rendered by PGIM, the background information it had reviewed with respect to PGIM, and its prior experience with PGIM in connection with other AST portfolios, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the New Bond Portfolio by PGIM.

Investment Performance

Because the New Bond Portfolio had not yet commenced operations, no investment performance for the New Bond Portfolio existed for Board review. The Board, however, received and considered information regarding PGIM’s investment performance in managing the Comparable Funds, which have investment strategies similar to the investment strategy to be used by the New Bond Portfolio. The Board concluded that it was satisfied with the performance record of PGIM.

While there was no historical performance information of the New Bond Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees, fee waivers and limitations, and estimated overall expense ratio for the New Bond Portfolio. The Board considered that the investment management fee rates and the subadvisory fee rates were the same as the rates in place for the Comparable Funds. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the New Bond Portfolio were reasonable.

Profitability

Because the New Bond Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information to be reviewed with respect to the New Bond Portfolio. The Board noted, however, that it had received and considered profitability information for the Comparable Funds in connection with the renewal of the relevant advisory agreements for the Comparable Funds at the Board Meeting. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the management and subadvisory fee schedules for the New Bond Portfolio contained breakpoints that reduced the fee rate on assets above specified levels. The Board also noted that the advisory and subadvisory agreements for the Comparable Funds contained breakpoints that reduced the advisory and subadvisory fee rates on assets above specified levels. However, because the New Bond Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the New Bond Portfolio to be reviewed. The Board noted that it would consider economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and PGIM

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and PGIM, as well as their affiliates, in connection with the New Bond Portfolio. The Board concluded that any potential benefits to be derived by the Manager and PGIM were similar to benefits derived by the Manager and PGIM in connection with their management of the other AST portfolios, including the Comparable Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by PGIM were consistent with those generally derived by other subadvisers to other portfolios of AST, and that those benefits are reviewed on an annual basis. The Board noted that it also considered these factors in connection with the renewal of the advisory agreements for the Comparable Funds at the Board Meeting. The Board concluded that any potential benefits to be derived by PGIM included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interests of the New Bond Portfolio.

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2023 (the Meeting) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to AST Bond Portfolio 2034 because the Portfolio recently commenced operations and the sole shareholders of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio for an initial period of two years. The Board noted that it would consider the renewal of the agreements for this Portfolio as part of its annual review of the Trust’s advisory agreements in 2024.

subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2022, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or secondary or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2022. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2023

Gross Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	1st Quartile	1st Quartile	4th Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed the Bloomberg Barclays US Aggregate Bond Index over all periods.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2024; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2024

Gross Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	1st Quartile	1st Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed the Bloomberg Barclays US Aggregate Bond Index over all periods.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2024; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2025

Gross Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	1st Quartile	1st Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed the Bloomberg Barclays US Aggregate Bond Index over all periods.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2024; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2026

Gross Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	2nd Quartile	1st Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed the Bloomberg Barclays US Aggregate Bond Index over all periods.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2024; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2027

Gross Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	2nd Quartile	2nd Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed the Bloomberg Barclays US Aggregate Bond Index over all periods.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2024; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2028

Gross Performance	1 Year	3 Years	5 Years	10 Years

	4th Quartile	2nd Quartile	1st Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed the Bloomberg Barclays US Aggregate Bond Index over the three-, and five-year periods and underperformed over the one-year period.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2024; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2029

Gross Performance	1 Year	3 Years	5 Years	10 Years

	4th Quartile	2nd Quartile	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed the Bloomberg Barclays US Aggregate Bond Index over the three-year period and underperformed over the one-year period.

•	The Board noted that the Portfolio does not yet have a five-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2024; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2030

Gross Performance	1 Year	3 Years	5 Years	10 Years

	4th Quartile	3rd Quartile	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed the Bloomberg Barclays US Aggregate Bond Index over the three-year period and underperformed over the one-year period.

•	The Board noted that the Portfolio does not yet have a five-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2024; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2031

Gross Performance	1 Year	3 Years	5 Years	10 Years

	4th Quartile	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed the Bloomberg Barclays US Aggregate Bond Index over the one-year period.

•

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2024; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2032

Gross Performance	1 Year	3 Years	5 Years	10 Years

	4th Quartile	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed the Bloomberg Barclays US Aggregate Bond Index over the one-year period.

•

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2024; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2033

Gross Performance	Latest Quarter	1 Year	3 Years	5 Years	10 Years

	3rd Quartile	N/A	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed the Bloomberg Barclays US Aggregate Bond Index over the three-month period ended December 31, 2022.

•	The Board noted that the Portfolio does not yet have a one-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2024; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Core Fixed Income Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	4th Quartile	4th Quartile	4th Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods and underperformed its benchmark index over the one- and three-year periods.

•

The Board noted that the Portfolio underwent a repositioning in February 2022 with several new subadvisers being added to the Portfolio. The Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board noted that the Manager had contractually agreed to waive 0.0404% of its investment management fee through June 30, 2024; and contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.68% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Government Money Market Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	3rd Quartile	3rd Quartile	3rd Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Manager had agreed to voluntarily waive a portion of its management fee to ensure that the 1-day annualized yield for the Portfolio (excluding capital gain or loss) does not fall below 0.00%.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods, and underperformed its benchmark index over the three-year period.

•

The Board noted that underperformance was primarily attributable to the 2020’s pandemic struggles and 2022 security selection and that performance had improved to the second quartile of its Peer Universe for the 3-year period ended March 31, 2023. In addition, the Board also considered the Manager’s assertion that brief periods of underperformance (e.g. 2020) have generally been followed by strong recoveries (e.g. 2021).

•

The Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.85% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods and underperformed its benchmark index over the one-year period.

•

The Board also noted that the Manager contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Multi-Sector Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Manager is encouraged by the subadviser’s compelling three-year rolling success rate versus index and peers, persistently positive security selection, and ability to rebound after temporary periods of underperformance (e.g., post 1Q20).

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Quantitative Modeling Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.02% of its management fee through June 30, 2024.

•

The Board noted that the Portfolio underwent changes to its principal investment strategies that moved the Portfolio from a fund-of-fund structure to one that invests primarily in securities through multiple sleeves, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which took effect in April 2022. The Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Appendix A	June 30, 2023
AST Target Maturity Central Portfolio*

Investment Objective — The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

Portfolio Holdings (As of 06/30/2023)
Types of Investments		% of Net Assets
Corporate Bonds		29.7%
U.S. Government Agency Obligations		25.1%
Asset-Backed		17.0%
Commercial Mortgage-Backed		15.6%
U.S. Treasury Obligations		8.0%

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets
U.S. Treasury Bonds	U.S. Treasury Obligations	2.7%
U.S. Treasury Bonds	U.S. Treasury Obligations	2.4%
U.S. Treasury Bonds	U.S. Treasury Obligations	1.7%
Fannie Mae REMIC	Residential Mortgage-Backed Securities	1.7%
Federal National Mortgage Assoc.	U.S. Government Agency Obligations	1.3%
JPMorgan Chase & Co.	Banks	1.1%
Morgan Stanley Bank of America Merrill Lynch Trust	Commercial Mortgage-Backed Securities	1.0%
Federal Home Loan Mortgage Corp.	U.S. Government Agency Obligations	0.9%
Goldman Sachs Group, Inc. (The)	Banks	0.9%
Bank of America Corp.	Banks	0.8%

Credit Quality**		% of Total Investments
AAA		66.7%
AA		3.2%
A		14.2%
BBB		16.4%
BB		0.3%
B		0.1%
NR		0.4%
Cash/Cash Equivalents		-1.3%
Total Investments		100.0%

*The AST Target Maturity Central Portfolio is available for investment only by the Target Maturity Bond Portfolios. Additional information on the AST Target Maturity Central Portfolio (“Portfolio”) investment holdings can be found in the Portfolio’s shareholder reports filed with the Securities and Exchange Commission (“SEC”) on Form N-CSR and in the Portfolio holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar.

**Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ. Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns. These NRSROs are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Unrated investments do not necessarily indicate low credit quality. Ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges, and expenses of the portfolios and on the contracts and should be read carefully.

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the appropriate phone number listed below and on the website of the SEC at www.sec.gov. This information is also available on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the SEC a complete listing of portfolio holdings as of its first and third calendar quarter-end, which are publicly available on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov or call (800) SEC-0330. Additionally, the Trust makes a complete listing of portfolio holdings as of its first and third calendar quarter-end available on its website listed above.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

Every year we will send you an updated summary prospectus. We will also send you or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semiannual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semiannual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2023 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-B

Advanced Series Trust

SEMIANNUAL REPORT                June 30, 2023

AST Advanced Strategies Portfolio AST Balanced Asset Allocation Portfolio AST Global Bond Portfolio AST Preservation Asset Allocation Portfolio AST Prudential Growth Allocation Portfolio

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2023, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2023

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1

	AST Advanced Strategies Portfolio	A3

	AST Balanced Asset Allocation Portfolio	A64

	AST Global Bond Portfolio	A136

	AST Preservation Asset Allocation Portfolio	A197

	AST Prudential Growth Allocation Portfolio	A264

Section B	Notes to Financial Statements

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2023

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
Advanced Series Trust	July 31, 2023

Advanced Series Trust	June 30, 2023

Presentation of Portfolio Holdings — unaudited

AST Advanced Strategies (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

AST PGIM Fixed Income Central Portfolio	Fixed Income	7.5%

Microsoft Corp.	Software	2.2%

iShares Core U.S. Aggregate Bond ETF	Unaffiliated Exchange-Traded Funds	1.6%

U.S. Treasury Notes, 1.125%, 02/28/27	U.S. Treasury Obligations	1.5%

AST Small-Cap Growth Portfolio	Domestic Equity	1.3%

AST Small-Cap Value Portfolio	Domestic Equity	1.2%

Apple, Inc.	Technology Hardware, Storage & Peripherals	1.1%

Federal National Mortgage Assoc., 6.000%, TBA	U.S. Government Agency Obligations	0.9%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.9%

Amazon.com, Inc.	Broadline Retail	0.9%

AST Balanced Asset Allocation (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

AST PGIM Fixed Income Central Portfolio	Fixed Income	13.1%

AST Large-Cap Growth Portfolio	Domestic Equity	4.0%

Apple, Inc.	Technology Hardware, Storage & Peripherals	2.1%

Microsoft Corp.	Software	2.0%

AST ClearBridge Dividend Growth Portfolio	Domestic Equity	1.9%

AST Large-Cap Value Portfolio	Domestic Equity	1.8%

AST Small-Cap Growth Portfolio	Domestic Equity	1.1%

AST Small-Cap Value Portfolio	Domestic Equity	1.1%

Amazon.com, Inc.	Broadline Retail	0.9%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	0.8%

AST Global Bond (As of 06/30/2023)

Credit Quality	% of Total Investments

AAA	36.5%

AA	13.0%

A	16.6%

BBB	23.0%

BB	1.6%

B	0.4%

CCC and Below	0.2%

NR	4.8%

Cash/Cash Equivalents	3.9%

Total Investments	100.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ. Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns. These NRSROs are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Unrated investments do not necessarily indicate low credit quality. Ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Advanced Series Trust	June 30, 2023

Presentation of Portfolio Holdings — unaudited (continued)

AST Preservation Asset Allocation (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

AST PGIM Fixed Income Central Portfolio	Fixed Income	23.1%

AST Large-Cap Growth Portfolio	Domestic Equity	2.4%

Apple, Inc.	Technology Hardware, Storage & Peripherals	1.3%

Microsoft Corp.	Software	1.2%

AST ClearBridge Dividend Growth Portfolio	Domestic Equity	1.1%

AST Large-Cap Value Portfolio	Domestic Equity	1.1%

U.S. Treasury Bonds, 1.750%, 08/15/41	U.S. Treasury Obligations	0.7%

iShares Core U.S. Aggregate Bond ETF	Unaffiliated Exchange-Traded Funds	0.7%

AST Small-Cap Growth Portfolio	Domestic Equity	0.7%

AST Small-Cap Value Portfolio	Domestic Equity	0.7%

AST Prudential Growth Allocation (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

AST PGIM Fixed Income Central Portfolio	Fixed Income	10.9%

Apple, Inc.	Technology Hardware, Storage & Peripherals	2.8%

Microsoft Corp.	Software	2.6%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.3%

Amazon.com, Inc.	Broadline Retail	1.2%

iShares Core S&P 500 ETF	Unaffiliated Exchange-Traded Funds	1.0%

iShares Core U.S. Aggregate Bond ETF	Unaffiliated Exchange-Traded Funds	0.9%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	0.8%

SPDR S&P 500 ETF Trust	Unaffiliated Exchange-Traded Funds	0.8%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust	June 30, 2023

Fees and Expenses — unaudited

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Advanced Strategies	Actual	$1,000.00	$1,081.40	0.91%	$4.70
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

AST Balanced Asset Allocation	Actual	$1,000.00	$1,091.50	0.89%	$4.62

	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

AST Global Bond	Actual	$1,000.00	$1,016.90	0.84%	$4.20
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

AST Preservation Asset Allocation	Actual	$1,000.00	$1,062.90	0.89%	$4.55

	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

AST Prudential Growth Allocation	Actual	$1,000.00	$1,106.80	0.89%	$4.65
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2023, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ABS — Asset-Backed Security

ADR — American Depositary Receipt

ANZ — Australia and New Zealand Banking Group

BABs — Build America Bonds

BARC — Barclays Bank PLC

BBR — New Zealand Bank Bill Rate

BBSW — Australian Bank Bill Swap Reference Rate

BNP — BNP Paribas S.A.

BNYM — Bank of New York Mellon

BOA — Bank of America, N.A.

BOS — Bank of America Securities, Inc.

bps — Basis Points

BRC — Barclays Capital Inc.

BROIS — Brazil Overnight Index Swap

BTP — Buoni del Tesoro Poliennali

BUBOR — Budapest Interbank Offered Rate

CA — Credit Agricole Securities Inc.

CBOE — Chicago Board Options Exchange

CDI — Chess Depository Interest

CDOR — Canadian Dollar Offered Rate

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CIBC — Canadian Imperial Bank of Commerce

CIBOR — Copenhagen Interbank Offered Rate

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CLOIS — Sinacofi Chile Interbank Rate Average

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

COOIS — Colombia Overnight Interbank Reference Rate

CORRA — Canadian Overnight Repo Rate Average

CPI — Consumer Price Index

CVA — Certificate Van Aandelen (Bearer)

DAC — Designated Activity Company

DB — Deutsche Bank AG

EAFE — Europe, Australasia, Far East

ECX — European Climate Exchange

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

EuroSTR — Euro Short-Term Rate

FHLMC — Federal Home Loan Mortgage Corporation

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

GS — Goldman Sachs & Co. LLC

GSB — Goldman Sachs Bank USA

GSI — Goldman Sachs International

HIBOR — Hong Kong Interbank Offered Rate

HICP — Harmonised Index of Consumer Prices

HSBC — HSBC Bank PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

HSBCNA — HSBC Bank USA, N.A.

HSBCS — HSBC Securities (USA) Inc.

iBoxx — Bond Market Indices

ICE — Intercontinental Exchange

IO — Interest Only (Principal amount represents notional)

iTraxx — International Credit Derivative Index

JIBAR — Johannesburg Interbank Agreed Rate

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

KLIBOR — Kuala Lumpur Interbank Offered Rate

KWCDC — Korean Won Certificate of Deposit

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MBS — Mortgage-Backed Security

MIBOR — Mumbai Interbank Offered Rate

ML — Merrill Lynch International

MOEX — Moscow Exchange

MPLE — Maple Bonds

MS — Morgan Stanley

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSCS — Morgan Stanley Capital Services LLC

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

NIBOR — Norwegian Interbank Offered Rate

NSA — Non-Seasonally Adjusted

NWM — NatWest Markets PLC

NWS — NatWest Markets Securities, Inc.

OAT — Obligations Assimilables du Tresor

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

PRI — Primary Rate Interface

PRIBOR — Prague Interbank Offered Rate

Q — Quarterly payment frequency for swaps

RBC — Royal Bank of Canada

RBOB — Reformulated Gasoline Blendstock for Oxygen Blending

RBS — Royal Bank of Scotland PLC

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SARON — Swiss Average Rate Overnight

SCB — Standard Chartered Bank

SCL — Standard Chartered Bank, London

SCS — Standard Chartered Securities

SGP — Societe Generale Paris

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SORA — Singapore Overnight Rate Average

SPDR — Standard & Poor’s Depositary Receipts

SSB — State Street Bank & Trust Company

STIBOR — Stockholm Interbank Offered Rate

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TAIBOR — Taiwan Interbank Offered Rate

TBA — To Be Announced

TD — The Toronto-Dominion Bank

TELBOR — Tel Aviv Interbank Offered Rate

THOR — Thai Overnight Repurchase Rate

TIPS — Treasury Inflation-Protected Securities

TONAR — Tokyo Overnight Average Rate

UAG — UBS AG

UAGS — UBS AG (Stamford)

UBS — UBS Securities LLC

ULSD — Ultra-Low Sulfur Diesel

USOIS — United States Overnight Index Swap

UTS — Unit Trust Security

WBC — Westpac Banking Corp.

WIBOR — Warsaw Interbank Offered Rate

WTI — West Texas Intermediate

XAMS — Amsterdam Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.7%
AFFILIATED MUTUAL FUNDS — 10.0%
Domestic Equity — 2.5%
AST Small-Cap Growth Portfolio*	1,147,673	$76,584,207
AST Small-Cap Value Portfolio*	2,164,853	74,232,823

		150,817,030

Fixed Income — 7.5%
AST PGIM Fixed Income Central Portfolio*	45,238,431	460,527,229

TOTAL AFFILIATED MUTUAL FUNDS (cost $590,988,519)(wd)		611,344,259

COMMON STOCKS — 47.0%
Aerospace & Defense — 0.7%
Airbus SE (France)	59,150	8,552,010
Austal Ltd. (Australia)	716,900	1,135,072
BAE Systems PLC (United Kingdom)	248,200	2,926,588
Howmet Aerospace, Inc.	47,176	2,338,043
L3Harris Technologies, Inc.	90,746	17,765,344
Leonardo SpA (Italy)	163,200	1,853,117
Safran SA (France)	49,176	7,706,357

		42,276,531

Air Freight & Logistics — 0.4%
Deutsche Group AG (Germany)	107,900	5,272,237
DSV A/S (Denmark)	36,800	7,729,531
Mitsui-Soko Holdings Co. Ltd. (Japan)	42,800	1,042,083
NIPPON EXPRESS HOLDINGS, Inc. (Japan)	21,700	1,224,058
Sankyu, Inc. (Japan)	46,800	1,549,008
United Parcel Service, Inc. (Class B Stock)	40,527	7,264,465

		24,081,382

Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	68,800	2,035,196
Magna International, Inc. (Canada)	45,046	2,542,396
Pirelli & C SpA (Italy), 144A*	386,500	1,910,723
Yokohama Rubber Co. Ltd. (The) (Japan)	92,700	2,036,562

		8,524,877

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	47,400	5,830,535
Ferrari NV (Italy)(a)	20,701	6,732,172
Honda Motor Co. Ltd. (Japan)	133,400	4,041,201
Isuzu Motors Ltd. (Japan)	179,400	2,176,344
Mercedes-Benz Group AG (Germany)	60,400	4,861,674
Rivian Automotive, Inc. (Class A Stock)*(a)	95,458	1,590,330
Stellantis NV	110,700	1,945,967
Subaru Corp. (Japan)	83,300	1,568,854
Volkswagen AG (Germany)	18,200	3,042,109

		31,789,186

	Shares	Value

COMMON STOCKS (continued)
Banks — 2.4%
ABN AMRO Bank NV (Netherlands), 144A, CVA	129,900	$2,019,068
ANZ Group Holdings Ltd. (Australia)	140,100	2,217,753
Banco Bilbao Vizcaya Argentaria SA (Spain)	417,600	3,208,297
Banco Santander SA (Spain)	537,800	1,991,010
Bank of America Corp.	721,865	20,710,307
Bank of Queensland Ltd. (Australia)	419,700	1,538,136
Barclays PLC (United Kingdom)	991,600	1,937,181
BAWAG Group AG (Austria), 144A*	38,700	1,784,154
BNP Paribas SA (France)	63,100	3,981,986
Credit Agricole SA (France)	170,800	2,028,055
Danske Bank A/S (Denmark)*	138,400	3,370,928
DBS Group Holdings Ltd. (Singapore)	63,800	1,489,908
DNB Bank ASA (Norway)	93,300	1,744,776
Fifth Third Bancorp	393,096	10,303,046
Gunma Bank Ltd. (The) (Japan)	371,000	1,360,990
HDFC Bank Ltd. (India)	91,647	1,901,933
Huntington Bancshares, Inc.	865,762	9,332,914
ING Groep NV (Netherlands)	186,900	2,519,711
Jyske Bank A/S (Denmark)*	37,800	2,875,539
Keiyo Bank Ltd. (The) (Japan)	163,500	605,391
Lloyds Banking Group PLC (United Kingdom)	2,667,500	1,478,725
Mediobanca Banca di Credito Finanziario SpA (Italy)	192,200	2,301,114
Mitsubishi UFJ Financial Group, Inc. (Japan)	228,500	1,684,290
Mizuho Financial Group, Inc. (Japan)	137,900	2,107,866
NatWest Group PLC (United Kingdom)	594,400	1,816,778
Nishi-Nippon Financial Holdings, Inc. (Japan)	215,000	1,909,723
Nordea Bank Abp (Finland)	218,300	2,377,872
Resona Holdings, Inc. (Japan)	294,100	1,408,144
Societe Generale SA (France)	67,600	1,758,022
Sumitomo Mitsui Financial Group, Inc. (Japan)	49,000	2,100,113
Swedbank AB (Sweden) (Class A Stock)	122,000	2,058,887
Toronto-Dominion Bank (The) (Canada)	89,149	5,525,589
U.S. Bancorp	409,849	13,541,411
Wells Fargo & Co.	635,088	27,105,556

		144,095,173

Beverages — 0.4%
Coca-Cola Co. (The)	114,490	6,894,588
Coca-Cola Europacific Partners PLC (United Kingdom)	30,300	1,952,229
Coca-Cola HBC AG (Italy)	107,500	3,206,711
Diageo PLC (United Kingdom)	180,768	7,771,398
Monster Beverage Corp.*	91,715	5,268,110

		25,093,036

Biotechnology — 0.5%
AbbVie, Inc.	50,142	6,755,632
CSL Ltd.	31,229	5,782,949
Legend Biotech Corp., ADR*	28,349	1,956,931

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	4,642	$3,335,463
Vertex Pharmaceuticals, Inc.*	33,415	11,759,072

		29,590,047

Broadline Retail — 1.4%
Alibaba Group Holding Ltd. (China)*	817,000	8,504,832
Amazon.com, Inc.*	414,311	54,009,582
Coupang, Inc. (South Korea)*	137,162	2,386,619
Dollarama, Inc. (Canada)	151,785	10,279,789
Harvey Norman Holdings Ltd. (Australia)(a)	846,200	1,968,214
Kohl’s Corp.(a)	194,562	4,484,654
MercadoLibre, Inc. (Brazil)*	4,195	4,969,397

		86,603,087

Building Products — 0.3%
AGC, Inc. (Japan)	47,400	1,705,260
Cie de Saint-Gobain (France)	52,600	3,202,624
Daikin Industries Ltd. (Japan)	40,300	8,257,683
Johnson Controls International PLC	58,984	4,019,170
Xinyi Glass Holdings Ltd. (China)	281,000	439,293

		17,624,030

Capital Markets — 0.8%
3i Group PLC (United Kingdom)	132,600	3,286,750
B3 SA - Brasil Bolsa Balcao (Brazil)	1,220,900	3,725,272
CME Group, Inc.	13,737	2,545,329
Deutsche Bank AG (Germany)	104,800	1,101,738
Investec PLC (United Kingdom)	263,400	1,475,868
Julius Baer Group Ltd. (Switzerland)	43,000	2,713,624
London Stock Exchange Group PLC (United Kingdom)	90,587	9,641,482
MSCI, Inc.	15,185	7,126,169
Nomura Holdings, Inc. (Japan)	427,100	1,628,327
Partners Group Holding AG (Switzerland)	3,821	3,602,594
Tradeweb Markets, Inc. (Class A Stock)	44,700	3,061,056
UBS Group AG (Switzerland)	355,700	7,209,566

		47,117,775

Chemicals — 1.1%
Air Products & Chemicals, Inc.	16,020	4,798,471
Arkema SA (France)	23,800	2,244,255
CF Industries Holdings, Inc.	116,875	8,113,462
Daicel Corp. (Japan)	256,100	2,291,952
Linde PLC	39,319	14,983,685
Lintec Corp. (Japan)	84,700	1,338,783
Mitsubishi Chemical Group Corp. (Japan)	143,700	864,302
Mitsubishi Gas Chemical Co., Inc. (Japan)	119,100	1,734,963
Mitsui Chemicals, Inc. (Japan)	60,100	1,771,494
RPM International, Inc.	63,271	5,677,307
Sherwin-Williams Co. (The)	13,743	3,649,041
Shin-Etsu Chemical Co. Ltd. (Japan)	252,300	8,431,350
Solvay SA (Belgium)	17,500	1,956,850
Teijin Ltd. (Japan)	139,000	1,394,449
Toagosei Co. Ltd. (Japan)(a)	133,600	1,198,728

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Tokuyama Corp. (Japan)	78,600	$1,297,263
TPC Group, Inc.*^	12,402	310,050
UBE Corp. (Japan)	60,500	1,040,132
Yara International ASA (Brazil)	39,900	1,409,743

		64,506,280

Commercial Services & Supplies — 0.2%
Loomis AB (Sweden)	68,300	1,994,537
Rentokil Initial PLC (United Kingdom)	1,117,820	8,739,910
Securitas AB (Sweden) (Class B Stock)	210,100	1,725,709
Societe BIC SA (France)	29,900	1,713,873

		14,174,029

Communications Equipment — 0.2%
Arista Networks, Inc.*	16,577	2,686,469
Cisco Systems, Inc.	95,074	4,919,129
Nokia OYJ (Finland)	496,200	2,079,007

		9,684,605

Construction & Engineering — 0.4%
Bouygues SA (France)	96,900	3,255,201
Hazama Ando Corp. (Japan)	298,500	2,232,662
Kandenko Co. Ltd. (Japan)	183,500	1,474,995
MIRAIT ONE Corp. (Japan)	84,800	1,067,433
NRW Holdings Ltd. (Australia)	760,000	1,284,267
Skanska AB (Sweden) (Class B Stock)	109,100	1,530,725
Vinci SA (France)	102,979	11,965,685

		22,810,968

Construction Materials — 0.4%
Buzzi SpA (Italy)	70,500	1,766,375
China Resources Cement Holdings Ltd. (China)	1,812,000	749,522
Heidelberg Materials AG (Germany)	27,000	2,220,442
Holcim AG*	55,100	3,714,139
Martin Marietta Materials, Inc.	3,969	1,832,448
Vulcan Materials Co.	41,152	9,277,307
Wienerberger AG (Austria)	50,900	1,558,082

		21,118,315

Consumer Finance — 0.1%
American Express Co.	8,236	1,434,711
Credit Saison Co. Ltd. (Japan)	100,600	1,547,088

		2,981,799

Consumer Staples Distribution & Retail — 0.6%
Carrefour SA (France)	88,000	1,667,664
J Sainsbury PLC (United Kingdom)	586,800	2,005,964
Koninklijke Ahold Delhaize NV (Netherlands)	162,700	5,546,935
Marks & Spencer Group PLC (United Kingdom)*	945,700	2,318,124
Metcash Ltd. (Australia)	744,200	1,868,157
Sonae SGPS SA (Portugal)	1,442,300	1,417,982
Tesco PLC (United Kingdom)	912,600	2,878,839
Valor Holdings Co. Ltd. (Japan)	38,700	537,383

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Walmart, Inc.	134,174	$21,089,469

		39,330,517

Containers & Packaging — 0.2%
International Paper Co.	234,033	7,444,590
Rengo Co. Ltd. (Japan)	195,300	1,203,451
Verallia SA (France), 144A	37,800	1,419,849

		10,067,890

Diversified REITs — 0.1%
American Assets Trust, Inc.(a)	40,390	775,488
Mirvac Group (Australia)	1,104,500	1,667,905
Stockland (Australia)	686,200	1,844,700
WP Carey, Inc.(a)	31,044	2,097,333

		6,385,426

Diversified Telecommunication Services — 0.4%
BT Group PLC (United Kingdom)	1,222,300	1,902,062
Deutsche Telekom AG (Germany)	77,800	1,697,481
Nippon Telegraph & Telephone Corp. (Japan)	1,862,500	2,203,908
Orange SA (France)	268,500	3,137,810
Telefonica SA (Spain)	431,500	1,751,872
United Internet AG (Germany)	59,100	832,156
Verizon Communications, Inc.	303,961	11,304,309

		22,829,598

Electric Utilities — 0.5%
Endesa SA (Spain)(a)	88,800	1,908,101
Southern Co. (The)	401,714	28,220,409

		30,128,510

Electrical Equipment — 0.4%
AMETEK, Inc.	37,763	6,113,074
Eaton Corp. PLC	26,114	5,251,525
LG Energy Solution Ltd. (South Korea)*	12,886	5,432,637
Rockwell Automation, Inc.	10,255	3,378,510
Signify NV, 144A	77,700	2,178,239

		22,353,985

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	113,623	9,652,274
Citizen Watch Co. Ltd. (Japan)	247,200	1,490,254
Daiwabo Holdings Co. Ltd. (Japan)	113,900	2,205,624
Halma PLC (United Kingdom)	164,257	4,754,479
Hexagon AB (Sweden) (Class B Stock)	582,298	7,162,454
Japan Aviation Electronics Industry Ltd. (Japan)	37,000	774,433
Keyence Corp. (Japan)	20,700	9,835,744
Kingboard Holdings Ltd. (China)	629,000	1,720,420
Macnica Holdings, Inc. (Japan)	46,800	1,944,844
Samsung SDI Co. Ltd. (South Korea)	11,068	5,651,703
Tongda Group Holdings Ltd. (Hong Kong)*	12,390,000	150,552
Venture Corp. Ltd. (Singapore)	72,200	788,264

		46,131,045

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services — 0.1%
Baker Hughes Co.	160,282	$5,066,514

Entertainment — 0.4%
Electronic Arts, Inc.	25,089	3,254,043
Live Nation Entertainment, Inc.*	8,106	738,538
Netflix, Inc.*	13,371	5,889,792
Spotify Technology SA*	32,201	5,169,871
Take-Two Interactive Software, Inc.*	13,901	2,045,671
Walt Disney Co. (The)*	95,058	8,486,778

		25,584,693

Financial Services — 2.3%
Adyen NV (Netherlands), 144A*	4,342	7,518,901
Affirm Holdings, Inc.*(a)	35,009	536,688
Equitable Holdings, Inc.	422,729	11,481,320
Fiserv, Inc.*	311,606	39,309,097
FORESEA Holding SA (Luxembourg) (Class B Stock)*^	1,392	26,721
FORESEA Holding SA (Luxembourg) (Class B Stock), 144A*^	23	442
FORESEA Holding SA (Luxembourg) (Class C Stock)*^	12,527	240,494
FORESEA Holding SA (Luxembourg) (Class C Stock), 144A*^	210	4,032
Fuyo General Lease Co. Ltd. (Japan)	27,400	2,105,902
Global Payments, Inc.	41,621	4,100,501
Housing Development Finance Corp. Ltd. (India)	221,887	7,655,164
Mastercard, Inc. (Class A Stock)	81,739	32,147,949
Mitsubishi HC Capital, Inc. (Japan)	389,000	2,309,652
ORIX Corp. (Japan)	105,400	1,922,095
Paragon Banking Group PLC (United Kingdom)	309,600	2,091,623
Visa, Inc. (Class A Stock)(a)	109,486	26,000,735

		137,451,316

Food Products — 0.5%
Conagra Brands, Inc.(a)	469,140	15,819,401
Elders Ltd. (Australia)	173,100	760,477
Inghams Group Ltd. (Australia)	187,700	328,657
Leroy Seafood Group ASA (Norway)	152,100	577,180
Nissui Corp. (Japan)	306,600	1,376,999
Origin Enterprises PLC (Ireland)	206,800	753,164
Orkla ASA (Norway)	242,000	1,740,084
Premier Foods PLC (United Kingdom)	672,846	1,090,346
Prima Meat Packers Ltd. (Japan)	34,100	514,184
Tyson Foods, Inc. (Class A Stock)	125,803	6,420,985
WH Group Ltd. (Hong Kong), 144A	4,822,000	2,568,072

		31,949,549

Gas Utilities — 0.0%
Rubis SCA (France)	57,700	1,401,703

Ground Transportation — 0.7%
Canadian Pacific Kansas City Ltd. (Canada)(a)	205,425	16,592,177
Norfolk Southern Corp.	40,260	9,129,357
Old Dominion Freight Line, Inc.	4,581	1,693,825
Seino Holdings Co. Ltd. (Japan)	146,500	2,085,984

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation (cont’d.)
Union Pacific Corp.	54,122	$11,074,444

		40,575,787

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	23,498	2,561,752
Baxter International, Inc.	223,045	10,161,930
Becton, Dickinson & Co.(a)	124,917	32,979,337
Boston Scientific Corp.*	174,276	9,426,589
Hoya Corp. (Japan)	57,200	6,844,910
Insulet Corp.*(a)	2,653	764,966
Intuitive Surgical, Inc.*	32,827	11,224,864
Medtronic PLC	184,876	16,287,576
Penumbra, Inc.*(a)	6,095	2,097,046
STERIS PLC	8,978	2,019,870
Straumann Holding AG (Switzerland)	42,881	6,972,710
Stryker Corp.	33,363	10,178,718
Zimmer Biomet Holdings, Inc.	119,011	17,328,001

		128,848,269

Health Care Providers & Services — 1.4%
Cigna Group (The)	99,220	27,841,132
CVS Health Corp.	153,428	10,606,478
Elevance Health, Inc.	44,001	19,549,204
Fresenius SE & Co. KGaA (Germany)	43,200	1,198,228
HCA Healthcare, Inc.	4,945	1,500,709
Humana, Inc.	9,477	4,237,451
UnitedHealth Group, Inc.	43,169	20,748,748

		85,681,950

Health Care REITs — 0.1%
Healthpeak Properties, Inc.	117,031	2,352,323
Ventas, Inc.	27,655	1,307,252

		3,659,575

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	5,901	1,166,805

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	113,906	1,917,038
Park Hotels & Resorts, Inc.	97,809	1,253,911
RLJ Lodging Trust	232,147	2,384,150
Ryman Hospitality Properties, Inc.	20,913	1,943,236
Sunstone Hotel Investors, Inc.(a)	114,849	1,162,272

		8,660,607

Hotels, Restaurants & Leisure — 1.0%
Amadeus IT Group SA (Spain)*	164,727	12,544,025
Betsson AB (Sweden) (Class B Stock)*	207,400	2,208,652
Booking Holdings, Inc.*	2,270	6,129,749
Chipotle Mexican Grill, Inc.*	3,311	7,082,229
Compass Group PLC (United Kingdom)	406,741	11,390,029
Dalata Hotel Group PLC (Ireland)*	230,800	1,170,277
Evolution AB (Sweden), 144A	64,776	8,208,662
Hilton Worldwide Holdings, Inc.	39,419	5,737,435
Las Vegas Sands Corp.*	144,654	8,389,932

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott International, Inc. (Class A Stock)	3,669	$673,959

		63,534,949

Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	231,000	1,214,072
Bellway PLC (United Kingdom)	55,100	1,393,205
Redrow PLC (United Kingdom)	193,000	1,083,527
Taylor Wimpey PLC (United Kingdom)	1,112,300	1,453,102
Vistry Group PLC (United Kingdom)	97,500	818,796

		5,962,702

Household Products — 0.4%
Colgate-Palmolive Co.	130,459	10,050,562
Kimberly-Clark Corp.	89,153	12,308,463

		22,359,025

Industrial Conglomerates — 0.6%
CK Hutchison Holdings Ltd. (United Kingdom)	302,500	1,846,262
General Electric Co.	112,611	12,370,318
Jardine Cycle & Carriage Ltd. (Singapore)	116,800	3,011,804
Siemens AG (Germany)	102,148	17,028,159

		34,256,543

Industrial REITs — 0.3%
Americold Realty Trust, Inc.	52,478	1,695,039
First Industrial Realty Trust, Inc.	60,754	3,198,091
Prologis, Inc.	102,917	12,620,712
Rexford Industrial Realty, Inc.	39,786	2,077,625

		19,591,467

Insurance — 1.9%
Aegon NV (Netherlands)	412,700	2,095,022
Ageas SA/NV (Belgium)	45,100	1,828,320
AIA Group Ltd. (Hong Kong)	626,400	6,362,031
Allianz SE (Germany)	8,400	1,956,559
American International Group, Inc.	318,407	18,321,139
Aon PLC (Class A Stock)	20,987	7,244,712
Arthur J. Gallagher & Co.	13,302	2,920,720
ASR Nederland NV (Netherlands)	48,300	2,178,499
Aviva PLC (United Kingdom)	377,872	1,901,170
AXA SA (France)	64,900	1,917,881
Baloise Holding AG (Switzerland)	12,200	1,794,524
Chubb Ltd.	112,080	21,582,125
Dai-ichi Life Holdings, Inc. (Japan)	68,600	1,304,765
Hartford Financial Services Group, Inc. (The)	197,048	14,191,397
Helvetia Holding AG (Switzerland)	13,800	1,870,374
Intact Financial Corp. (Canada)	54,214	8,370,584
Legal & General Group PLC (United Kingdom)	659,800	1,910,321
Mapfre SA (Spain)(a)	962,300	1,913,077
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,000	1,877,063

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
NN Group NV (Netherlands)	38,700	$1,432,584
Swiss Life Holding AG (Switzerland)	5,300	3,104,141
Unipol Gruppo SpA (Italy)	336,900	1,800,395
UnipolSai Assicurazioni SpA (Italy)(a)	759,000	1,882,002
Zurich Insurance Group AG (Switzerland)	13,920	6,621,586

		116,380,991

Interactive Media & Services — 1.4%
Alphabet, Inc. (Class A Stock)*	463,906	55,529,548
Alphabet, Inc. (Class C Stock)*	32,454	3,925,960
IAC, Inc.*	20,207	1,269,000
Meta Platforms, Inc. (Class A Stock)*	95,819	27,498,137

		88,222,645

IT Services — 0.4%
Accenture PLC (Class A Stock)	20,441	6,307,684
BIPROGY, Inc. (Japan)	77,800	1,914,095
Computacenter PLC (United Kingdom)	24,900	722,597
DTS Corp. (Japan)	38,800	916,008
Gartner, Inc.*	9,217	3,228,807
Globant SA*(a)	11,743	2,110,452
Infosys Ltd. (India)	326,011	5,310,032
MongoDB, Inc.*	2,815	1,156,937
NS Solutions Corp. (Japan)	42,200	1,179,219
Sopra Steria Group SACA (France)	9,300	1,856,702

		24,702,533

Leisure Products — 0.0%
Peloton Interactive, Inc. (Class A Stock)*	168,652	1,296,934

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	4,556	547,859
Danaher Corp.	7,917	1,900,080
ICON PLC*(a)	37,421	9,362,734
Lonza Group AG (Switzerland)	16,056	9,596,876
Sartorius Stedim Biotech (France)	15,334	3,829,726
Thermo Fisher Scientific, Inc.	10,537	5,497,680

		30,734,955

Machinery — 1.2%
Atlas Copco AB (Sweden) (Class A Stock)	489,782	7,070,925
Bucher Industries AG (Switzerland)	4,600	2,035,677
Cargotec OYJ (Finland) (Class B Stock)	26,100	1,436,271
Caterpillar, Inc.	2,762	679,590
CNH Industrial NV (United Kingdom)	128,600	1,854,748
Cummins, Inc.	48,517	11,894,428
Daimler Truck Holding AG (Germany)	64,900	2,339,135
Fuji Corp. (Japan)	107,300	1,903,069
Hong Leong Asia Ltd. (Singapore)	377,000	174,970
Indutrade AB (Sweden)	102,839	2,321,129
Ingersoll Rand, Inc.	91,075	5,952,662
Konecranes OYJ (Finland)	36,481	1,469,275
SKF AB (Sweden) (Class B Stock)	103,400	1,801,797
Spirax-Sarco Engineering PLC (United Kingdom)	32,932	4,340,576

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.	144,654	$13,555,526
Sumitomo Heavy Industries Ltd. (Japan)	78,900	1,889,763
Techtronic Industries Co. Ltd. (Hong Kong)	351,500	3,843,867
Tsubakimoto Chain Co. (Japan)	74,400	1,899,130
Valmet OYJ (Finland)	31,700	882,417
Vesuvius PLC (United Kingdom)	152,000	770,058
Volvo AB (Sweden) (Class B Stock)	147,800	3,058,725

		71,173,738

Marine Transportation — 0.0%
D/S Norden A/S (Denmark)	30,500	1,522,953
DFDS A/S (Denmark)	28,000	1,020,225

		2,543,178

Media — 0.3%
News Corp. (Class A Stock)	736,039	14,352,761
Nippon Television Holdings, Inc. (Japan)	193,400	1,842,350
Reach PLC (United Kingdom)	132,014	111,624
SKY Perfect JSAT Holdings, Inc. (Japan)	426,900	1,696,209
Telenet Group Holding NV (Belgium)	57,600	1,297,971
Trade Desk, Inc. (The) (Class A Stock)*	21,825	1,685,327

		20,986,242

Metals & Mining — 0.2%
Anglo American PLC (South Africa)	58,600	1,668,548
Aurubis AG (Germany)	22,500	1,931,885
Bekaert SA (Belgium)	50,600	2,293,314
BHP Group Ltd. (Australia)	76,700	2,305,753
Boliden AB (Sweden)	45,000	1,304,018
Fortescue Metals Group Ltd. (Australia)	110,300	1,636,711
Perenti Ltd. (Australia)*	963,600	660,331
Rio Tinto Ltd. (Australia)	34,300	2,626,683
St. Barbara Ltd. (Australia)*	423,162	137,452

		14,564,695

Multi-Utilities — 0.6%
A2A SpA (Italy)	1,105,000	2,021,585
Ameren Corp.	108,626	8,871,485
Dominion Energy, Inc.	201,441	10,432,629
Engie SA (France)	95,900	1,597,015
Sempra Energy	92,066	13,403,889

		36,326,603

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	21,672	2,459,555
Boston Properties, Inc.(a)	27,001	1,554,988
Corporate Office Properties Trust	31,108	738,815
Cousins Properties, Inc.(a)	26,502	604,246
Highwoods Properties, Inc.	19,572	467,966
Kilroy Realty Corp.	38,967	1,172,517

		6,998,087

Oil, Gas & Consumable Fuels — 1.9%
Beach Energy Ltd. (Australia)	1,780,300	1,605,114

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chesapeake Energy Corp.	9,445	$790,357
ConocoPhillips	59,662	6,181,580
EOG Resources, Inc.	40,000	4,577,600
EQT Corp.	126,239	5,192,210
Equinor ASA (Norway)	232,040	6,756,743
Exxon Mobil Corp.	128,882	13,822,594
Hess Corp.	16,582	2,254,323
New Hope Corp. Ltd. (Australia)	559,400	1,812,176
OMV AG (Austria)	43,400	1,842,859
Reliance Industries Ltd. (India)	391,534	12,204,541
Repsol SA (Spain)(a)	253,600	3,688,357
Shell PLC (Netherlands)	326,500	9,740,046
Suncor Energy, Inc. (Canada)	230,217	6,749,962
TC Energy Corp. (Canada)(a)	240,680	9,725,879
TotalEnergies SE (France)	140,100	8,042,389
TotalEnergies SE (France), ADR	362,101	20,871,502
Williams Cos., Inc. (The)	41,092	1,340,832

		117,199,064

Paper & Forest Products — 0.0%
Lee & Man Paper Manufacturing Ltd. (China)	1,320,000	439,432
Metsa Board OYJ (Finland) (Class B Stock)(a)	130,500	962,748

		1,402,180

Passenger Airlines — 0.2%
Air New Zealand Ltd. (New Zealand)*	3,582,500	1,719,822
International Consolidated Airlines Group SA (United Kingdom)*	396,900	819,017
Japan Airlines Co. Ltd. (Japan)	52,500	1,138,381
Southwest Airlines Co.(a)	191,552	6,936,098

		10,613,318

Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	24,440	4,799,527
Kenvue, Inc.*(a)	85,673	2,263,481
L’Oreal SA (France)	19,603	9,144,331
Shiseido Co. Ltd. (Japan)	132,200	5,992,590

		22,199,929

Pharmaceuticals — 2.6%
AstraZeneca PLC (United Kingdom)	96,783	13,874,257
Bayer AG (Germany)	48,400	2,679,185
Bristol-Myers Squibb Co.	102,736	6,569,967
Elanco Animal Health, Inc.*	479,533	4,824,102
Eli Lilly & Co.	32,101	15,054,727
GSK PLC	473,840	8,397,659
Ipsen SA (France)	19,500	2,347,337
Johnson & Johnson	189,959	31,442,014
Merck & Co., Inc.	99,624	11,495,613
Novartis AG (Switzerland)	152,700	15,395,128
Novo Nordisk A/S (Denmark), ADR	6,315	1,021,956
Novo Nordisk A/S (Denmark) (Class B Stock)	70,250	11,348,174
Ono Pharmaceutical Co. Ltd. (Japan)	84,400	1,522,865
Pfizer, Inc.	315,614	11,576,722

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Roche Holding AG	13,200	$4,032,205
Sanofi	66,500	7,159,110
Sawai Group Holdings Co. Ltd. (Japan)	25,500	642,765
Shionogi & Co. Ltd. (Japan)	41,100	1,733,576
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	202,000	1,529,710
Towa Pharmaceutical Co. Ltd. (Japan)	50,200	618,469
Zoetis, Inc.	25,860	4,453,351

		157,718,892

Professional Services — 0.3%
Equifax, Inc.(a)	5,178	1,218,384
Experian PLC	192,264	7,379,285
Paylocity Holding Corp.*	11,546	2,130,583
Verisk Analytics, Inc.	37,166	8,400,631

		19,128,883

Real Estate Management & Development — 0.2%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,078,012
CoStar Group, Inc.*	67,318	5,991,302
Daiwa House Industry Co. Ltd. (Japan)	70,000	1,849,538
Howard Hughes Corp. (The)*	13,693	1,080,651
Nexity SA (France)	29,500	596,427
Nomura Real Estate Holdings, Inc. (Japan)	47,500	1,129,295

		11,725,225

Residential REITs — 0.9%
American Homes 4 Rent (Class A
Stock)	94,247	3,341,056
Apartment Income REIT Corp.	33,960	1,225,616
AvalonBay Communities, Inc.	154,745	29,288,586
Camden Property Trust	21,251	2,313,596
Equity LifeStyle Properties, Inc.	51,037	3,413,865
Equity Residential	61,616	4,064,808
Essex Property Trust, Inc.	8,591	2,012,871
Invitation Homes, Inc.(a)	146,694	5,046,274
Mid-America Apartment Communities, Inc.	8,279	1,257,249
Sun Communities, Inc.	24,177	3,154,132
UDR, Inc.(a)	44,617	1,916,746

		57,034,799

Retail REITs — 0.3%
AEON REIT Investment Corp. (Japan)	1,200	1,294,560
Brixmor Property Group, Inc.	46,423	1,021,306
InvenTrust Properties Corp.	30,162	697,949
Kimco Realty Corp.	106,005	2,090,418
Realty Income Corp.	49,622	2,966,899
Regency Centers Corp.	27,658	1,708,435
Retail Opportunity Investments Corp.	72,328	977,151
Simon Property Group, Inc.	57,689	6,661,926
SITE Centers Corp.	76,977	1,017,636

		18,436,280

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.*	71,576	8,153,222
Applied Materials, Inc.	48,548	7,017,128

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands) (XAMS)	15,451	$11,207,051
ASML Holding NV (Netherlands) (XNGS)	19,850	14,386,287
Infineon Technologies AG (Germany)	209,724	8,636,907
KLA Corp.	5,708	2,768,494
Lam Research Corp.	7,663	4,926,236
Marvell Technology, Inc.	47,776	2,856,049
NVIDIA Corp.	118,385	50,079,223
QUALCOMM, Inc.	200,397	23,855,259
Siltronic AG (Germany)	11,300	864,583
SUMCO Corp. (Japan)(a)	123,300	1,749,281
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	686,000	12,672,706
Texas Instruments, Inc.	19,606	3,529,472
Tokyo Seimitsu Co. Ltd. (Japan)	41,900	2,320,105

		155,022,003

Software — 3.4%
Adobe, Inc.*	13,901	6,797,450
Atlassian Corp. (Class A Stock)*	21,942	3,682,087
Autodesk, Inc.*	6,821	1,395,645
Cadence Design Systems, Inc.*	59,831	14,031,566
Dassault Systemes SE (France)	172,313	7,635,357
Dynatrace, Inc.*	63,747	3,281,058
Intuit, Inc.	44,832	20,541,574
Microsoft Corp.	384,988	131,103,814
Salesforce, Inc.*	11,262	2,379,210
ServiceNow, Inc.*	22,671	12,740,422
Synopsys, Inc.*	14,101	6,139,716

		209,727,899

Specialized REITs — 0.9%
American Tower Corp.	28,604	5,547,460
Crown Castle, Inc.	9,674	1,102,256
CubeSmart(a)	34,024	1,519,512
Digital Realty Trust, Inc.(a)	36,755	4,185,292
Equinix, Inc.	11,110	8,709,573
Extra Space Storage, Inc.(a)	5,044	750,799
Gaming & Leisure Properties, Inc.	67,528	3,272,407
Life Storage, Inc.	7,824	1,040,279
National Storage Affiliates Trust	36,937	1,286,516
Public Storage	19,232	5,613,436
SBA Communications Corp.	11,281	2,614,484
VICI Properties, Inc.	208,246	6,545,172
Weyerhaeuser Co.	462,704	15,505,211

		57,692,397

Specialty Retail — 0.6%
Best Buy Co., Inc.	99,626	8,164,351
China Tourism Group Duty Free Corp. Ltd. (China) (Class H Stock), 144A*(a)	97,400	1,321,518
DCM Holdings Co. Ltd. (Japan)	222,400	1,884,665
EDION Corp. (Japan)	185,400	1,872,983
IDOM, Inc. (Japan)	204,800	1,250,476
JB Hi-Fi Ltd. (Australia)	61,400	1,796,976
Kingfisher PLC (United Kingdom)	733,200	2,160,916

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
K’s Holdings Corp. (Japan)	114,600	$998,528
O’Reilly Automotive, Inc.*	3,795	3,625,363
Ross Stores, Inc.	73,279	8,216,774
Super Retail Group Ltd. (Australia)	272,600	2,085,744

		33,378,294

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	355,036	68,866,333
Brother Industries Ltd. (Japan)	116,600	1,706,624
Canon, Inc. (Japan)	67,500	1,774,348
Samsung Electronics Co. Ltd. (South Korea), GDR	6,145	8,518,333
Western Digital Corp.*	319,471	12,117,535

		92,983,173

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.*	25,578	9,681,273
LVMH Moet Hennessy Louis Vuitton SE (France)	20,075	18,928,965
Moncler SpA (Italy)	78,041	5,399,482
Pandora A/S (Denmark)	17,400	1,555,241
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,055,500	1,381,798

		36,946,759

Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	71,000	2,359,006
Imperial Brands PLC (United Kingdom)	129,900	2,875,267
Philip Morris International, Inc.	252,629	24,661,643

		29,895,916

Trading Companies & Distributors — 0.5%
Ashtead Group PLC (United Kingdom)	105,412	7,308,309
Bunzl PLC (United Kingdom)	235,902	8,989,772
ITOCHU Corp. (Japan)	51,700	2,053,604
Kanamoto Co. Ltd. (Japan)	92,800	1,415,695
Marubeni Corp. (Japan)	142,400	2,427,067
Mitsui & Co. Ltd. (Japan)	92,800	3,512,278
Rexel SA (France)	124,900	3,086,770
Sojitz Corp. (Japan)	84,800	1,876,649

		30,670,144

Transportation Infrastructure — 0.0%
Kamigumi Co. Ltd. (Japan)	81,700	1,852,459

Wireless Telecommunication Services — 0.1%
Airtel Africa PLC (Nigeria), 144A	313,267	428,968
KDDI Corp. (Japan)	67,900	2,096,964
T-Mobile US, Inc.*	32,260	4,480,914

		7,006,846

TOTAL COMMON STOCKS (cost $2,581,646,120)		2,869,614,606

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)*	22,100	1,331,955

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	15,000	$344,400

Machinery — 0.1%
Jungheinrich AG (Germany) (PRFC)	42,900	1,572,689

TOTAL PREFERRED STOCKS (cost $3,272,757)		3,249,044

UNAFFILIATED EXCHANGE-TRADED FUNDS — 4.9%
Energy Select Sector SPDR Fund	90,469	7,343,369
iShares 0-5 Year TIPS Bond ETF	114,778	11,202,333
iShares 1-3 Year Treasury Bond ETF	578	46,864
iShares Core S&P Mid-Cap ETF	12,820	3,352,173
iShares Core U.S. Aggregate Bond ETF(a)	990,902	97,058,851
iShares Floating Rate Bond ETF	557	28,307
iShares iBoxx $ Investment Grade Corporate Bond ETF	262,660	28,404,052
iShares MBS ETF	42,810	3,992,675
iShares Russell 1000 Growth ETF(a)	123,306	33,931,345
iShares Russell 1000 Value ETF(a)	207,577	32,761,878
iShares S&P Small-Cap 600 Value ETF(a)	56,006	5,325,610
iShares TIPS Bond ETF	178,640	19,225,237
Vanguard Real Estate ETF(a)	306,296	25,594,094
Vanguard Total International Bond ETF(a)	594,382	29,053,392

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $287,873,542)		297,320,180

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 3.5%
Automobiles — 0.1%
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	2,621,929

Collateralized Loan Obligations — 2.3%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
7.000%(c)	10/20/34	4,000	3,904,342
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	10/17/32	3,000	2,951,694
Barings CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.350%(c)	01/20/34	4,700	4,633,900
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.430%(c)	10/15/34	4,525	4,435,708

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.499%(c)	08/20/32		7,500	$7,412,774
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	04/15/32		6,750	6,658,463
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
6.590%(c)	07/20/32		2,430	2,405,700
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
6.350%(c)	01/25/33		7,000	6,912,157
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	07/20/34		2,750	2,689,755
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
6.290%(c)	04/20/31		2,500	2,478,763
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.400%(c)	07/15/34		3,000	2,952,762
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
6.440%(c)	07/20/34		8,750	8,573,197
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.305%(c)	08/26/32	EUR	4,750	5,062,113
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.540%(c)	07/15/29		309	306,998
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.423%(c)	01/22/31		1,987	1,965,239
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.621%(c)	04/15/33		2,750	2,696,212
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.359%(c)	04/25/31		4,988	4,931,668
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34		4,375	4,266,894

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.400%(c)	07/20/31		1,200	$1,188,900
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.198%(c)	10/12/30		1,927	1,903,421
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
7.010%(c)	10/15/34		5,250	5,038,723
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.523%(c)	10/22/30		3,229	3,204,064
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
6.340%(c)	04/17/31		9,359	9,256,475
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.300%(c)	04/20/31		3,000	2,958,989
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
7.000%(c)	10/20/34		4,100	3,985,242
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
6.570%(c)	10/20/32		9,750	9,668,373
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.093%(c)	02/20/30	EUR	4,971	5,329,790
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.435%(c)	07/25/34		2,000	1,977,231
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.410%(c)	07/20/34		3,250	3,169,335
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.460%(c)	10/20/34		4,000	3,917,524
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.299%(c)	04/25/31		3,000	2,971,912
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.340%(c)	10/17/32		4,500	4,447,755
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.370%(c)	07/20/32		4,025	3,940,459

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	01/17/31	3,750	$3,695,494

			141,892,026

Home Equity Loans — 0.4%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
5.930%(c)	04/25/34	533	497,148
Series 2005-WF01, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
5.840%(c)	05/25/35	113	112,816
Asset-Backed Funding Certificates Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.850%(c)	06/25/34	33	31,676
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.750%(c)	10/25/34	73	73,419
Series 2006-OPT02, Class A2, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
5.290%(c)	10/25/36	1,781	1,617,777
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2005-HE04, Class M7, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
6.995%(c)	05/25/35	1,424	1,280,469
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
5.440%(c)	09/25/36	370	348,469
Series 2007-AHL01, Class A2C, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)
5.570%(c)	12/25/36	2,492	2,428,361
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
5.840%(c)	10/25/35	400	355,795
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 0.070% (Cap N/A, Floor 0.070%)
5.220%(c)	08/25/37	697	351,164
Home Equity Asset Trust,
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
6.005%(c)	08/25/34	98	95,977
Series 2005-02, Class M6, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.350%(c)	07/25/35	1,873	1,787,694
Series 2005-08, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
3.883%(c)	02/25/36	610	584,002
Series 2005-09, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
5.765%(c)	04/25/36	648	634,161

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC03, Class A3, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
5.370%(c)	08/25/36	43	$30,193
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
5.810%(c)	01/25/35	496	478,443
Series 2007-HE05, Class A2C, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
5.400%(c)	03/25/37	3,106	1,346,403
Series 2007-HE06, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
5.210%(c)	05/25/37	13	11,465
New Century Home Equity Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.765%)
5.915%(c)	02/25/35	447	406,496
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
5.810%(c)	11/25/35	3,000	2,824,812
Series 2006-WF01, Class M2, 1 Month LIBOR + 0.435% (Cap N/A, Floor 0.435%)
5.585%(c)	03/25/36	303	296,700
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705% (Cap 11.000%, Floor 0.705%)
5.855%(c)	01/25/36	102	100,588
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
6.005%(c)	11/25/34	433	422,196
Series 2006-01, Class M1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
5.690%(c)	01/25/36	1,800	1,596,940
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	496	211,844
Residential Asset Securities Trust,
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.660% (Cap 14.000%, Floor 0.660%)
5.810%(c)	11/25/35	165	163,361
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
5.645%(c)	04/25/36	143	140,148
Series 2006-KS07, Class M1, 1 Month LIBOR + 0.280% (Cap 14.000%, Floor 0.280%)
5.430%(c)	09/25/36	1,865	1,808,126
Soundview Home Loan Trust,
Series 2007-OPT01, Class 2A3, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
5.360%(c)	06/25/37	2,756	1,836,371

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
6.090%(c)	11/25/33	35	$29,851

			21,902,865

Residential Mortgage-Backed Securities — 0.7%
Carrington Mortgage Loan Trust,
Series 2006-FRE01, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
5.400%(c)	04/25/36	2,460	2,148,602
C-BASS Trust,
Series 2006-CB09, Class A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
5.270%(c)	11/25/36	15	6,751
Citigroup Mortgage Loan Trust,
Series 2007-WFH02, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
5.825%(c)	03/25/37	6,788	6,627,377
Countrywide Asset-Backed Certificates,
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
5.890%(c)	08/25/47	751	711,301
Countrywide Asset-Backed Certificates Trust,
Series 2004-ECC01, Class M2, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.200%(c)	09/25/34	18	17,897
Series 2005-17, Class MV1, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
5.840%(c)	05/25/36	633	621,670
Series 2006-11, Class 3AV3, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
5.670%(c)	09/25/46	1,100	1,040,552
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
5.290%(c)	06/25/37	1,480	1,359,436
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
5.270%(c)	07/25/37	26	17,154
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
6.184%	12/25/36	32	6,367
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.250%(c)	05/25/37	97	92,162
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.380% (Cap 12.250%, Floor 0.380%)
5.530%(c)	05/25/36	1,194	812,328
First Franklin Mortgage Loan Trust,
Series 2004-FF10, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)
6.425%(c)	07/25/34	627	608,398
Series 2006-FF05, Class 2A4, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
5.630%(c)	04/25/36	1,100	976,592

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115% (Cap N/A, Floor 0.000%)
5.265%(c)	07/25/36	1,161	$1,075,733
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
5.460%(c)	07/25/36	499	468,931
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
5.885%(c)	09/25/35	63	60,637
Series 2006-NC02, Class A2B, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
5.330%(c)	06/25/36	917	481,008
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
5.300%(c)	12/25/46	1,708	845,432
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
5.360%(c)	10/25/36	24	23,177
Series 2007-CH01, Class MV6, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
4.193%(c)	11/25/36	7,700	7,723,628
Lehman XS Trust,
Series 2007-20N, Class A1, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
7.450%(c)	12/25/37	891	901,931
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
5.930%(c)	08/25/35	1,707	1,650,226
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
5.310%(c)	09/25/37	2	432
Series 2007-HE02, Class A2A, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
5.390%(c)	02/25/37	9	2,581
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
6.050%(c)	05/25/34	1,821	1,701,700
Series 2005-WMC01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
5.930%(c)	01/25/35	1,158	1,113,271
Series 2006-WMC02, Class A2FP, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
5.250%(c)	07/25/36	33	12,357
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
5.200%(c)	11/25/36	1	270
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month LIBOR + 0.720% (Cap 10.000%, Floor 0.720%)
1.942%(c)	05/25/35	379	346,664

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2005-01, Class M3, 1 Month LIBOR + 0.780% (Cap 10.000%, Floor 0.780%)
1.942%(c)	05/25/35	772	$541,119
Series 2006-02, Class M1, 1 Month LIBOR + 0.435% (Cap N/A, Floor 0.435%)
5.585%(c)	09/25/36	3,000	2,735,564
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
5.460%(c)	09/25/37	283	265,686
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-OP02, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
5.825%(c)	10/25/35	951	889,945
Series 2007-BR05, Class A2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
5.280%(c)	05/25/37	126	93,592
Series 2007-HE01, Class A2A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
5.270%(c)	12/25/36	55	12,588
Series 2007-NC01, Class A1, 144A, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
5.410%(c)	12/25/36	4,001	3,576,282
Series 2007-NC01, Class A2A, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
5.250%(c)	12/25/36	1	663
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
5.990%(c)	08/25/35	2,154	1,866,352
Series 2006-NLC01, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
5.270%(c)	11/25/36	20	5,683
Structured Asset Investment Loan Trust,
Series 2005-06, Class M3, 1 Month LIBOR + 0.810% (Cap N/A, Floor 0.810%)
5.960%(c)	07/25/35	2,673	2,559,773
Washington Mutual Asset-Backed Certificates Trust,
Series 2006-HE05, Class 2A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
3.911%(c)	10/25/36	57	20,179
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
5.400%(c)	04/25/37	3,413	1,270,812

			45,292,803

Student Loans — 0.0%
SLM Student Loan Trust,
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
5.805%(c)	10/25/64	601	587,570

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SMB Private Education Loan Trust,
Series 2022-B, Class A1B, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
6.517%(c)	02/16/55		1,297	$1,284,237

				1,871,807

TOTAL ASSET-BACKED SECURITIES (cost $219,177,279)				213,581,430

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2021-JACX, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.243%(c)	09/15/38		2,400	2,184,457
BX Commercial Mortgage Trust,
Series 2021-21M, Class A, 144A, 1 Month LIBOR + 0.730% (Cap N/A, Floor 0.730%)
5.923%(c)	10/15/36		1,639	1,587,103
DROP Mortgage Trust,
Series 2021-FILE, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.343%(c)	10/15/43		1,700	1,546,349
European Loan Conduit No. 36 DAC (Germany),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
4.358%(c)	02/17/30	EUR	764	811,323
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 2.450%)
6.643%(c)	12/15/31		1,143	1,015,529
Manhattan West Mortgage Trust,
Series 2020-01MW, Class A, 144A
2.130%	09/10/39		2,300	1,962,101
PFP Ltd.,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.158%(c)	08/09/37		575	559,377
Ready Capital Mortgage Financing LLC,
Series 2021-FL06, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
6.100%(c)	07/25/36		1,733	1,678,211
SFO Commercial Mortgage Trust,
Series 2021-555, Class A, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.343%(c)	05/15/38		3,600	3,144,311
STWD Mortgage Trust,
Series 2021-HTS, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.243%(c)	04/15/34		2,000	1,960,408
Wells Fargo Commercial Mortgage Trust,
Series 2022-ONL, Class A, 144A
3.862%	12/15/39		1,900	1,686,616

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,813,349)				18,135,785

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS — 3.7%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25		336	$335,580
7.500%	02/01/29		450	443,250
7.875%	04/15/27(a)		2,025	2,014,875

				2,793,705

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		730	653,858
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		4,293	3,881,172
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		565	536,818
4.625%	04/15/29		140	127,575

				5,199,423

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,525	1,170,793
5.291%	12/08/46		3,475	2,853,646
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	171,217
3.370%	11/17/23		700	692,521
3.375%	11/13/25		700	650,540
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
2.450%	09/15/28		500	398,201

				5,936,918

Auto Parts & Equipment — 0.0%
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)		650	619,914
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27		1,100	1,028,500

				1,648,414

Banks — 1.2%
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
4.675%	06/15/26		2,700	2,668,550
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
0.875%	10/08/27	EUR	1,300	1,265,536
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	500	509,048
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	09/24/23(oo)	EUR	200	216,012

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		2,200	$2,097,370
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		200	178,725
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)		200	182,648
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26		700	671,168
5.829%(ff)	05/09/27		2,200	2,170,214
Canadian Imperial Bank of Commerce (Canada),
Covered Bonds, 144A
4.414%	06/08/28		2,500	2,454,307
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		1,400	1,381,835
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,635	1,406,714
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, 144A
3.758%(ff)	04/06/33		300	261,076
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24		2,400	2,369,532
3.035%(ff)	05/28/32(a)		1,050	826,476
3.547%(ff)	09/18/31		1,425	1,183,448
3.961%(ff)	11/26/25(a)		2,500	2,384,461
Sr. Unsec’d. Notes, EMTN
2.625%	02/12/26	EUR	1,100	1,133,541
Sub. Notes
3.729%(ff)	01/14/32		1,400	1,054,709
5.882%(ff)	07/08/31		800	700,698
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		365	283,111
Sr. Unsec’d. Notes
3.615%(ff)	03/15/28		300	281,509
Sr. Unsec’d. Notes, SOFR + 1.120%
6.210%(c)	02/24/28		1,200	1,186,462
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.041%(ff)	03/13/28		200	187,603
4.583%(ff)	06/19/29		500	469,641
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
6.533%(c)	10/02/23		1,600	1,600,915
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	06/27/25(oo)	EUR	200	198,383
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.241%(ff)	07/10/24		3,500	3,497,341
3.922%(ff)	09/11/24		1,100	1,094,862

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
6.540%(c)	09/11/24		1,700		$1,700,649
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.076%(ff)	01/27/30		2,800		2,664,984
Nykredit Realkredit A/S (Denmark),
Covered Bonds, Series 01E
0.500%	10/01/43	DKK	10,171		1,117,511
1.000%	10/01/53	DKK	—(r	)	—
1.000%	10/01/53	DKK	45		4,335
1.500%	10/01/50	DKK	—(r	)	—
1.500%	10/01/50	DKK	—(r	)	—
2.500%	10/01/47	DKK	1		107
Covered Bonds, Series 01EE
1.000%	10/01/50	DKK	45,255		4,458,051
1.500%	10/01/53	DKK	4,455		489,653
1.500%	10/01/53	DKK	9,495		981,736
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	28,322		2,974,064
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24		2,700		2,681,072
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23(d)		1,000		50,000
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		400		351,043
2.797%(ff)	01/19/28		600		528,647
2.889%(ff)	06/09/32		700		546,893
3.337%(ff)	01/21/33		1,000		796,954
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.822%(ff)	11/23/25		1,000		935,591
2.678%(ff)	06/29/32		500		390,743
6.187%(ff)	07/06/27		1,700		1,702,131
6.296%(ff)	07/06/34		1,700		1,697,378
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
4.701%	06/05/27		3,600		3,566,268
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	100		120,758
Sr. Unsec’d. Notes, 144A
4.194%(ff)	04/01/31		400		355,307
6.537%(ff)	08/12/33		3,350		3,428,842
9.016%(ff)	11/15/33		1,100		1,321,160
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	800		749,114
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 1.000%
4.177%(c)	01/16/26	EUR	2,000		2,143,896
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23(a)		6,200		6,220,420

					75,893,202

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	725	$678,023
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	275	268,130
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	775	671,624

			1,617,777

Chemicals — 0.0%
OCP SA (Morocco),
Sr. Unsec’d. Notes
5.125%	06/23/51	300	217,983
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	162	161,422

			379,405

Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	585	554,956
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	848	815,360
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	25	21,198
3.875%	02/15/31	375	325,014
5.250%	01/15/30	1,100	1,050,148

			2,766,676

Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
6.020%	06/15/26	300	304,306

Cosmetics/Personal Care — 0.0%
Haleon UK Capital PLC,
Gtd. Notes
3.125%	03/24/25	900	859,308

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	700	624,664
3.000%	10/29/28	800	692,823
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	6	5,060
FORESEA Holding SA (Luxembourg),
Sr. Sec’d. Notes
7.500%	06/15/30	143	127,199
Sr. Sec’d. Notes, 144A
7.500%	06/15/30	2	2,137

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Jyske Realkredit A/S (Denmark),
Covered Bonds, Series 111E
2.500%	10/01/47	DKK	1		$88
Covered Bonds, Series 321E
1.000%	04/01/24	DKK	9,600		1,379,021
Covered Bonds, Series CCE
0.500%	10/01/43	DKK	3,315		364,543
1.000%	10/01/23	DKK	40,600		5,912,300
1.000%	01/01/24	DKK	47,000		6,796,656
1.000%	10/01/50	DKK	15		1,591
1.000%	10/01/50	DKK	25,765		2,543,575
1.000%	10/01/53	DKK	10,535		1,020,381
1.500%	10/01/53	DKK	2,983		369,053
1.500%	10/01/53	DKK	—(r	)	—
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	11/16/09(d)		400		600
2.907%	12/23/08(d)		200		300
5.625%	01/24/13(d)		1,700		2,550
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75		60,865
5.500%	08/15/28		670		587,320
6.000%	01/15/27		225		209,345
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.329%	01/22/27		600		530,320
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.500%	10/01/53	DKK	12,798		1,323,372
1.500%	10/01/53	DKK	800		77,606
2.000%	10/01/53	DKK	1,800		193,890
Covered Bonds, Series CB5
1.000%	04/01/24	DKK	23,700		3,404,459
Covered Bonds, Series CC2
0.500%	10/01/43	DKK	1,418		156,021
1.000%	10/01/50	DKK	17,472		1,836,017
1.000%	10/01/50	DKK	42,199		4,164,672
1.500%	10/01/53	DKK	2,915		320,331
2.500%	10/01/47	DKK	—(r	)	31
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		400		327,093
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	10/01/53	DKK	—(r	)	—
1.000%	10/01/53	DKK	2,765		286,802
Covered Bonds, Series 10F
1.000%	04/01/24	DKK	8,800		1,264,103
Covered Bonds, Series 10F1
1.000%	01/01/24	DKK	12,300		1,778,699
Covered Bonds, Series 23S
1.500%	10/01/53	DKK	2,440		268,350
Covered Bonds, Series 23S, MTN
2.500%	04/01/47	DKK	9		1,085
Covered Bonds, Series 27S
1.500%	10/01/53	DKK	2,088		215,963

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Covered Bonds, Series 28S
2.000%	10/01/53	DKK	2,989	$322,430
Covered Bonds, Series CCS
1.000%	10/01/50	DKK	17,376	1,824,440
Swiss Insured Brazil Power Finance Sarl (Brazil),
Sr. Sec’d. Notes, 144A
9.850%	07/16/32	BRL	14,058	2,705,142

				41,700,897

Electric — 0.2%
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30		1,300	970,827
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		500	424,289
5.000%	02/01/31		925	765,153
5.125%	03/15/28		700	627,228
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28		1,000	839,622
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		280	258,803
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		550	521,516
Gtd. Notes, 144A
3.375%	02/15/29		100	82,147
3.625%	02/15/31		1,175	919,208
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		150	141,322
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		100	85,766
2.950%	03/01/26		100	91,803
3.150%	01/01/26		100	92,835
3.450%	07/01/25		100	94,617
3.950%	12/01/47		100	68,271
4.000%	12/01/46		100	67,065
4.400%	03/01/32		500	434,030
4.500%	07/01/40		100	77,760
4.550%	07/01/30		300	271,506
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49		2,600	2,116,530
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30		2,100	1,841,322
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24		200	193,133
First Mortgage, SOFR Index + 0.830%
5.922%(c)	04/01/24		300	299,621
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		375	327,451
8.000%(ff)	10/15/26(oo)		1,375	1,286,806

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		965	$904,955

				13,803,586

Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26		109	78,064
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		225	226,095
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		325	326,038
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	281,928

				912,125

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A
3.500%	03/15/29		200	173,942
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	2,300	2,439,975
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	1,126,854
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		150	134,078
4.375%	01/31/32		300	267,508
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	300	295,275

				4,437,632

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		700	660,595

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		225	195,698
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		150	130,203

				325,901

Healthcare-Services — 0.0%
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)		350	336,875

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes, 144A
6.750%	05/15/31		750	$754,254

				1,091,129

Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		985	775,687
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		925	793,187
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		105	97,555

				1,666,429

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25		46	44,370

Insurance — 0.0%
Doctors Co. An Interinsurance Exchange (The),
Sub. Notes, 144A
4.500%	01/18/32		200	155,335
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100	1,077,377
GA Global Funding Trust,
Sec’d. Notes, 144A
2.250%	01/06/27		500	442,880

				1,675,592

Internet — 0.1%
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
1.207%	01/19/26	EUR	1,100	1,089,050
3.257%	01/19/27		2,400	2,168,280

				3,257,330

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, 144A
5.500%	04/28/33		400	419,732

Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		150	140,250
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		75	76,015
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		225	205,875

				422,140

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.300%	10/01/23		400	$395,418
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.625%	08/08/25		500	485,745
5.900%	08/08/28(a)		1,100	1,045,688

				1,926,851

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		100	102,048

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		900	727,061
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.950%	06/30/62		700	431,330
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		690	469,647
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		700	311,631
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $230,000; purchased 07/18/19)(f)
6.625%	08/15/27(d)		230	6,843
Sec’d. Notes, 144A (original cost $582,750; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)		1,750	57,875
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28		300	160,691
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,100	1,075,700

				3,240,778

Mining — 0.0%
Antofagasta PLC (Chile),
Sr. Unsec’d. Notes, 144A
2.375%	10/14/30(a)		1,200	972,468

Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	09/01/23	AUD	600	397,691
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	1,924,591

				2,322,282

Oil & Gas — 0.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		325	314,357

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
9.000%	11/01/27	53	$65,686
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	325	320,119
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	200	196,391
Civitas Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	07/01/28	125	126,453
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	200	198,378
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33	1,300	1,004,601
5.750%	04/19/47	400	325,080
6.375%	10/24/48	550	469,172
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27	250	253,840
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	603	608,850
7.500%	05/01/31	1,200	1,310,138
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.150%	02/25/60	1,000	753,750
5.625%	05/20/43	4,300	4,117,078
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)	5,400	189,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	06/02/41	1,900	1,198,995
Gtd. Notes, MTN
6.750%	09/21/47	8,900	5,561,521
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
2.480%	01/28/32	1,800	1,511,550
4.800%	04/21/60(a)	1,000	953,560
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31	400	334,928
3.125%	07/12/41	200	152,624
3.300%	07/12/51	400	292,476
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24	316	318,567
Sr. Sec’d. Notes, 144A
9.250%	07/06/24	706	713,677
9.750%	01/06/27	1,034	1,072,087
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes
2.250%	11/24/30	200	165,866
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70	1,000	661,260

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		100	$90,375

				23,280,379

Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.007%(s)	07/31/23(oo)		1,696	4,239

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		450	446,698

Pharmaceuticals — 0.1%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		290	159,169
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29		225	90,000
5.250%	01/30/30		150	59,250
5.250%	02/15/31		175	70,000
6.250%	02/15/29		500	205,000
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		500	481,445
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
6.562%(c)	12/15/23		700	700,054
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes
2.875%	04/30/28	EUR	300	283,529
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		200	177,590
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.650%	05/19/30		600	593,253

				2,819,290

Pipelines — 0.1%
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,225	1,041,806
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		800	722,514
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42		1,700	1,758,191
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		900	896,252
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25		375	376,246
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		70	61,148
4.125%	08/15/31		45	38,743

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	$79,493

				4,974,393

Real Estate — 0.0%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		900	878,158
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		610	545,612

				1,423,770

Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	685,684
5.300%	01/15/29		900	857,466
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	400	328,344

				1,871,494

Retail — 0.0%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		625	615,262
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		900	891,622

				1,506,884

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31		600	487,373
Marvell Technology, Inc.,
Gtd. Notes
1.650%	04/15/26		900	810,886

				1,298,259

Software — 0.0%
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27		100	94,930

Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes
4.125%	01/15/29	EUR	3,900	3,071,625
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	05/15/30		341	346,144
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		900	954,318

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
8.750%	03/15/32		500	$604,329

				4,976,416

Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		3,304	3,221,355
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		75	75,618

				3,296,973

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25		2,800	2,692,601

TOTAL CORPORATE BONDS (cost $262,858,276)				225,067,345

FLOATING RATE AND OTHER LOANS — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%
13.064%(c)	05/25/26		73	56,184
Second Lien Term loan
8.025%	08/24/26		1,269	39,121

				95,305

Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 1 Month EURIBOR + 4.000%
7.418%(c)	02/07/25	EUR	854	914,720
Term B, SONIA + 4.783%
9.711%(c)	02/07/25	GBP	379	469,898
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%
10.418%(c)	04/30/27	EUR	2,400	2,412,643

				3,797,261

Telecommunications — 0.0%
CenturyLink, Inc.,
Term B Loan, 1 Month SOFR + 2.364%
7.467%(c)	03/15/27		892	683,266
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%
8.981%(c)	05/27/24		879	805,285

				1,488,551

TOTAL FLOATING RATE AND OTHER LOANS (cost $6,654,394)				5,381,117

FOREIGN TREASURY OBLIGATIONS(s) — 0.7%
France Treasury Bills BTF
3.253%	08/23/23	EUR	9,100	9,883,933
3.370%	09/13/23	EUR	32,300	35,011,200
Letras de la Nacion Argentina con Ajuste por CER
(32.423)%	10/18/23	ARS	18,006	38,211

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN TREASURY OBLIGATIONS(s) (continued)
(17.346)%	11/23/23	ARS	18,006	$37,844

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $44,858,981)				44,971,188

MUNICIPAL BONDS — 0.0%
California — 0.0%
Golden State Tobacco Securitization Corp.,
Revenue Bonds, Series A
1.958%	06/01/25		800	746,972

Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50		700	948,738

Texas — 0.0%
Texas Natural Gas Securitization Finance Corp.,
Revenue Bonds, Series 2023-1, Class A1
5.102%	04/01/35		400	401,489

TOTAL MUNICIPAL BONDS (cost $2,306,920)				2,097,199

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.7%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
4.395%(cc)	09/25/35		25	21,247
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35		4	2,756
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040% (Cap N/A, Floor 2.040%)
6.016%(c)	11/25/35		6	4,834
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
5.476%(c)	11/25/35		5	4,726
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
4.976%(c)	12/25/35		78	65,111
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
4.976%(c)	02/25/36		6	5,920
Series 2005-81, Class A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
5.710%(c)	02/25/37		642	528,152
Series 2005-82, Class A1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
5.690%(c)	02/25/36		1,373	1,141,465
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.540%)
5.690%(c)	08/25/35		1,142	604,281
Series 2006-02CB, Class A14
5.500%	03/25/36		17	7,190
Series 2006-40T1, Class 2A1
6.000%	12/25/36		1,064	316,016
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
5.530%(c)	09/25/46		23	21,805
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
5.337%(c)	02/20/47		914	708,580

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
5.470%(c)	02/25/47		49	$44,119
Series 2007-04CB, Class 1A35
6.000%	04/25/37		586	497,396
Series 2007-16CB, Class 5A1
6.250%	08/25/37		17	9,168
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
4.676%(c)	02/25/47		1,182	477,984
Angel Oak Mortgage Trust,
Series 2020-04, Class A1, 144A
1.469%(cc)	06/25/65		441	404,202
Avon Finance No. 2 PLC (United Kingdom),
Series 02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.809%(c)	09/20/48	GBP	1,078	1,368,607
Banc of America Funding Trust,
Series 2006-08T02, Class A10
5.753%	10/25/36		9	7,479
Series 2006-J, Class 4A1
4.416%(cc)	01/20/47		223	205,780
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
4.596%(cc)	06/25/35		7	5,876
Series 2005-H, Class 2A1
4.004%(cc)	09/25/35		5	4,667
Series 2005-H, Class 2A5
4.004%(cc)	09/25/35		64	55,671
Bancaja Fondo de Titulizacion de Activos (Spain),
Series 08, Class A, 3 Month EURIBOR + 0.110% (Cap N/A, Floor 0.000%)
3.371%(c)	10/25/37	EUR	78	84,278
BCAP LLC Trust,
Series 2011-RR04, Class 8A2, 144A
15.301%(cc)	02/26/36		262	88,251
Series 2011-RR05, Class 12A2, 144A
4.590%	03/26/37		665	946,806
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-05, Class 1A2
4.342%(cc)	08/25/33		2	1,502
Series 2003-09, Class 2A1
4.439%(cc)	02/25/34		15	13,395
Series 2004-02, Class 22A
4.996%(cc)	05/25/34		3	2,737
Series 2004-10, Class 13A1
4.033%(cc)	01/25/35		16	14,427
Series 2004-10, Class 22A1
4.963%(cc)	01/25/35		9	7,711
Series 2005-01, Class 2A1
4.042%(cc)	03/25/35		9	8,607
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
4.202%(cc)	09/25/35		71	43,765
Series 2005-09, Class 24A1
3.990%(cc)	11/25/35		34	26,195

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-10, Class 24A1
4.365%(cc)	01/25/36	37	$33,197
Series 2006-02, Class 23A1
3.827%(cc)	03/25/36	69	52,764
Series 2006-04, Class 21A1
4.164%(cc)	08/25/36	81	52,816
Series 2006-05, Class 2A2
4.116%(cc)	08/25/36	134	69,475
Series 2006-06, Class 32A1
3.817%(cc)	11/25/36	204	106,569
Series 2006-08, Class 3A1, 1 Month LIBOR + 0.320% (Cap 10.500%, Floor 0.320%)
5.470%(c)	02/25/34	25	21,866
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
5.310%(c)	12/25/46	929	758,359
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
4.098%(cc)	01/26/36	292	230,837
Series 2007-R06, Class 2A1
3.484%(cc)	12/26/46	257	206,586
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
4.529%(cc)	07/25/37	51	38,761
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
6.138%(c)	02/25/49	178	171,093
Citigroup Mortgage Loan Trust,
Series 2004-HYB02, Class 2A
4.321%(cc)	03/25/34	11	10,281
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate CMT + 2.400% (Cap 9.844%, Floor 2.400%)
5.410%(c)	10/25/35	155	144,388
Series 2021-INV02, Class A3A, 144A
2.500%(cc)	05/25/51	1,015	814,902
Series 2022-INV01, Class A3B, 144A
3.000%(cc)	11/27/51	2,123	1,782,991
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34	11	9,436
Series 2005-10, Class 1A2A
3.677%(cc)	12/25/35	22	13,840
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-22, Class A3
3.810%(cc)	11/25/34	242	219,133
Series 2005-02, Class 1A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.640%)
5.790%(c)	03/25/35	195	159,878
Series 2005-HYB06, Class 5A1
2.948%(cc)	10/20/35	2	1,991
Series 2005-HYB09, Class 5A1, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 1.750%)
6.537%(c)	02/20/36	111	100,773
Series 2007-18, Class 1A1
6.000%	11/25/37	72	40,406

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2010-18R, Class 4A4, 144A
3.387%(cc)	04/26/38		98	$94,484
Series 2021-INV01, Class A3, 144A
2.500%(cc)	07/25/56		658	530,479
Series 2021-INV02, Class A3, 144A
3.000%(cc)	11/25/56		2,439	2,047,544
Credit Suisse Mortgage-Backed Trust,
Series 2007-03, Class 1A6A
6.079%	04/25/37		155	42,657
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR02, Class A1, 1 Month LIBOR + 0.300% (Cap 10.500%, Floor 0.300%)
5.450%(c)	03/25/37		596	559,415
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month LIBOR + 0.100% (Cap 9.000%, Floor 0.100%)
5.250%(c)	10/25/36		3	2,323
Series 2006-AB04, Class A6A2
6.386%	10/25/36		23	18,102
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
5.205%(c)	06/15/40	GBP	570	670,103
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, SONIA + 1.069% (Cap N/A, Floor 0.000%)
5.940%(c)	06/13/45	GBP	186	232,484
Series 2007-03X, Class A3C, SONIA + 1.069% (Cap N/A, Floor 0.000%)
5.940%(c)	06/13/45	GBP	62	77,776
Fannie Mae REMIC,
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
5.524%(c)	12/25/36		14	14,014
Series 2015-87, Class BF, 1 Month LIBOR + 0.300% (Cap 6.000%, Floor 0.300%)
5.450%(c)	12/25/45		667	643,340
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
4.010%(cc)	05/25/37		107	45,806
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		38	39,852
Freddie Mac REMIC,
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
4.401%(c)	07/15/44		310	298,270
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
5.643%(c)	09/15/42		158	152,966
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650% (Cap 11.000%, Floor 0.650%)
5.744%(c)	01/20/64		412	410,680
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
5.594%(c)	07/20/64		618	615,409

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
4.811%(c)	08/20/61		6	$5,458
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.094%(c)	01/20/66		1,200	1,188,251
Series 2017-121, Class PE
3.000%	07/20/46		14	13,309
Series 2017-133, Class EC
3.000%	05/20/47		8	7,864
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
6.464%(c)	04/20/67		3,628	3,606,542
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
3.858%(c)	08/20/68		708	688,546
Series 2022-H22, Class F, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.900%)
5.966%(c)	10/20/72		1,209	1,196,298
Great Hall Mortgages No. 1 PLC (United Kingdom),
Series 2006-01, Class A2A, SONIA + 0.269% (Cap N/A, Floor 0.000%)
5.172%(c)	06/18/38	GBP	6	7,248
Series 2007-01, Class A2A, SONIA + 0.249% (Cap N/A, Floor 0.000%)
5.152%(c)	03/18/39	GBP	12	15,261
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month LIBOR + 0.480% (Cap 10.500%, Floor 0.480%)
5.630%(c)	08/25/45		619	484,208
GS Mortgage-Backed Securities Trust,
Series 2021-GR02, Class A2, 144A
2.500%(cc)	02/25/52		848	680,401
Series 2021-GR03, Class A2, 144A
2.500%(cc)	04/25/52		609	488,767
Series 2021-INV01, Class A2, 144A
2.500%(cc)	12/25/51		1,455	1,169,807
Series 2022-GR02, Class A2, 144A
3.000%(cc)	08/26/52		2,114	1,775,096
Series 2022-MM01, Class A2, 144A
2.500%(cc)	07/25/52		1,351	1,088,044
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate CMT + 1.750% (Cap N/A, Floor 1.750%)
6.780%(c)	03/25/33		1	875
Series 2005-AR01, Class 1A1
4.366%(cc)	01/25/35		3	2,930
Series 2005-AR02, Class 2A1
3.914%(cc)	04/25/35		53	48,011
Series 2005-AR03, Class 6A1
3.905%(cc)	05/25/35		72	60,150
Series 2006-AR01, Class 2A1
3.935%(cc)	01/25/36		30	29,744
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
4.553%(cc)	04/19/34		25	22,540
Series 2005-04, Class 3A1
4.201%(cc)	07/19/35		13	9,245

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-09, Class 2A1A, 1 Month LIBOR + 0.680% (Cap 11.000%, Floor 0.680%)
5.837%(c)	06/20/35	795	$720,810
Series 2005-09, Class B1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
6.057%(c)	06/20/35	420	376,942
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 11.000%, Floor 0.620%)
5.777%(c)	11/19/35	116	83,265
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
4.257%(cc)	11/25/35	2	2,443
Series 2007-AR01, Class 1A2
3.549%(cc)	03/25/37	308	255,146
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
5.990%(c)	05/25/34	268	242,898
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480% (Cap 11.000%, Floor 0.480%)
5.630%(c)	07/25/35	1,223	1,141,954
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 10.500%, Floor 0.620%)
5.770%(c)	10/25/36	787	431,100
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
5.530%(c)	09/25/46	122	104,543
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
3.854%(cc)	11/25/33	2	1,924
Series 2005-A02, Class 7CB1
4.145%(cc)	04/25/35	1	1,216
Series 2005-A06, Class 2A1
4.356%(cc)	08/25/35	6	5,825
Series 2005-ALT01, Class 3A1
3.585%(cc)	10/25/35	28	21,813
Series 2006-A01, Class 3A2
4.000%(cc)	02/25/36	12	8,546
Series 2006-A07, Class 2A2
3.881%(cc)	01/25/37	316	254,692
Series 2007-A01, Class 1A1
4.367%(cc)	07/25/35	3	3,305
Series 2007-S03, Class 1A90
7.000%	08/25/37	146	78,605
Series 2021-INV04, Class A2, 144A
3.000%(cc)	01/25/52	3,903	3,277,088
Series 2021-INV05, Class A2, 144A
3.000%(cc)	12/25/51	1,708	1,433,853
Series 2021-INV08, Class A2, 144A
3.000%(cc)	05/25/52	5,013	4,202,817
Series 2022-INV01, Class A3, 144A
3.000%(cc)	03/25/52	3,419	2,871,113
Lehman XS Trust,
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
5.510%(c)	07/25/37	683	624,155

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B, 3 Month EURIBOR + 0.160% (Cap N/A, Floor 0.000%)
3.212%(c)	01/01/61	EUR	1,879	$1,922,650
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, SONIA + 0.769% (Cap N/A, Floor 0.000%)
5.651%(c)	12/15/49	GBP	746	925,875
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
3.725%(cc)	12/25/33		11	9,933
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
4.386%(cc)	02/25/33		14	12,853
Series 2005-A08, Class M1, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
5.840%(c)	08/25/36		2,400	2,246,501
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
6.115%(cc)	06/25/36		26	25,293
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		143	135,791
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		3,174	2,925,852
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		1,205	1,104,434
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB, 3 Month EURIBOR + 0.230% (Cap N/A, Floor 0.000%)
3.704%(c)	12/01/50	EUR	339	343,824
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
5.038%(c)	12/01/50	GBP	1,934	2,328,378
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.000%)
4.126%(c)	12/15/50	EUR	1,195	1,244,822
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.005%(c)	12/15/50	GBP	612	734,142
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.255%(c)	12/15/50	GBP	153	178,752
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
5.800%(c)	06/25/57		54	50,701
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month LIBOR + 0.420% (Cap 8.500%, Floor 0.420%)
5.590%(c)	11/25/34		421	395,420
Series 2006-R01, Class AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
5.490%(c)	01/25/36		491	448,827
Residential Accredit Loans Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		36	30,728

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-QO06, Class A1, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
4.165%(c)	06/25/46		462	$110,223
Series 2006-QS06, Class 1A1
6.000%	06/25/36		365	289,233
Series 2007-QH08, Class A
4.646%(cc)	10/25/37		286	252,382
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
5.300%(c)	02/25/47		1,150	428,697
Series 2007-QS03, Class A3
6.250%	02/25/37		1,384	1,124,522
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
5.500%(c)	04/25/35		150	81,050
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, SONIA + 1.250% (Cap N/A, Floor 0.000%)
6.159%(c)	06/20/70	GBP	1,782	2,266,348
RESIMAC Bastille Trust (Australia),
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
6.093%(c)	09/05/57		161	160,492
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, SONIA + 0.279% (Cap N/A, Floor 0.000%)
5.161%(c)	12/15/43	GBP	843	1,022,310
Series 2007-01X, Class M1B, SONIA + 0.339% (Cap N/A, Floor 0.000%)
5.221%(c)	12/15/43	GBP	408	477,756
RFMSI Trust,
Series 2005-SA04, Class 1A21
4.149%(cc)	09/25/35		138	88,319
Series 2006-SA01, Class 2A1
5.398%(cc)	02/25/36		19	16,083
Ripon Mortgages PLC (United Kingdom),
Series 1RA, Class A, 144A, SONIA + 0.700% (Cap N/A, Floor 0.000%)
5.220%(c)	08/28/56	GBP	4,666	5,897,119
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS03X, Class A2A, SONIA + 0.269% (Cap N/A, Floor 0.000%)
5.134%(c)	06/12/44	GBP	1,283	1,561,134
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
5.557%(c)	07/20/36		26	21,903
Stratton Mortgage Funding (United Kingdom),
Series 2021-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.391%(c)	07/20/60	GBP	2,310	2,932,855
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
5.282%(cc)	02/25/34		26	24,469
Series 2005-18, Class 6A1
4.455%(cc)	09/25/35		58	51,607
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)
5.806%(c)	10/19/34		2	2,160

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
5.646%(c)	07/19/35		29	$27,337
Series 2006-AR03, Class 12A1, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
5.590%(c)	05/25/36		66	52,324
Series 2006-AR07, Class A10, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
5.550%(c)	08/25/36		173	178,594
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
5.270%(c)	08/25/36		851	734,742
Series 2007-AR04, Class A3, 1 Month LIBOR + 0.220% (Cap 11.500%, Floor 0.220%)
5.370%(c)	09/25/47		200	165,996
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
5.430%(c)	01/25/36		344	271,841
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
5.440%(c)	10/25/36		704	586,793
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
6.470%	09/25/36		284	8,498
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
7.151%(c)	06/25/47		26	24,621
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, SONIA + 1.350% (Cap N/A, Floor 0.000%)
5.841%(c)	07/20/45	GBP	4,407	5,593,969
Series 2019-V2A, Class A, 144A, SONIA + 1.800% (Cap N/A, Floor 0.000%)
6.547%(c)	02/20/54	GBP	899	1,141,524
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, SONIA + 1.144% (Cap N/A, Floor 0.000%)
5.635%(c)	10/20/51	GBP	2,087	2,652,152
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		4,506	4,139,192
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.150%(c)	05/25/58		1,193	1,189,868
Series 2020-01, Class A1, 144A
2.710%(cc)	01/25/60		1,041	956,692
Series 2020-02, Class A1A, 144A
1.636%(cc)	04/25/60		1,252	1,081,910
UWM Mortgage Trust,
Series 2021-INV04, Class A3, 144A
2.500%(cc)	12/25/51		1,707	1,370,351

Interest Rate	Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
5.176%(c)	11/25/42		—(r	)	$312
Series 2005-02, Class 1A3, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
5.500%(c)	04/25/35		279		227,948
Series 2005-AR10, Class 3A1
3.852%(cc)	08/25/35		1		826
Series 2005-AR14, Class 1A2
3.900%(cc)	12/25/35		1,349		1,271,220
Series 2005-AR16, Class 1A3
3.875%(cc)	12/25/35		159		144,589
Series 2006-01, Class 2CB2
7.000%	02/25/36		834		635,802
Series 2006-AR02, Class 2A1
3.645%(cc)	03/25/36		92		82,979
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940% (Cap N/A, Floor 0.940%)
4.916%(c)	07/25/46		25		15,291
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980% (Cap N/A, Floor 0.980%)
4.956%(c)	06/25/46		15		13,426
Series 2006-AR07, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.048% (Cap N/A, Floor 1.500%)
5.024%(c)	07/25/46		125		104,882
Series 2006-AR10, Class 1A2
3.754%(cc)	09/25/36		19		15,944
Series 2006-AR13, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
5.476%(c)	10/25/46		9		7,854
Series 2006-AR14, Class 1A3
3.342%(cc)	11/25/36		1,399		1,197,678
Series 2006-AR15, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
5.476%(c)	11/25/46		40		35,126
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730% (Cap N/A, Floor 0.730%)
4.706%(c)	01/25/47		45		41,382
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750% (Cap N/A, Floor 0.750%)
4.726%(c)	02/25/47		269		235,092

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $116,519,606)					104,099,593

SOVEREIGN BONDS — 3.9%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		6,930		2,298,473
3.500%(cc)	07/09/41		8,170		2,612,603
Australia Government Bond (Australia),
Bonds, Series 155
2.500%	05/21/30	AUD	1,700		1,031,904
Bonds, Series 158
1.250%	05/21/32	AUD	400		211,754

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonds, Series 163
1.000%	11/21/31	AUD	1,700	$890,805
Sr. Unsec’d. Notes, Series 140
4.500%	04/21/33	AUD	1,700	1,175,556
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	350	135,415
Sr. Unsec’d. Notes, Series 27CI
0.750%	11/21/27	AUD	7,800	6,028,364
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	432,868
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	3,300	3,558,361
Canadian Government Bond (Canada),
Bonds
1.750%	12/01/53	CAD	5,270	2,933,405
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	2,136	1,736,210
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.750%	01/31/27(a)		1,500	1,390,770
3.500%	01/31/34		400	351,412
4.000%	01/31/52(a)		1,200	975,588
China Government Bond (China),
Bonds, Series INBK
2.440%	10/15/27	CNH	81,620	11,240,742
3.190%	04/15/53	CNH	1,500	213,802
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	03/15/29		1,100	963,842
5.625%	02/26/44		1,800	1,339,038
7.500%	02/02/34		3,100	3,030,591
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.400%	06/05/49		2,000	1,698,360
Sr. Unsec’d. Notes, 144A
5.300%	01/21/41		200	157,398
5.500%	02/22/29		5,100	4,776,099
5.875%	01/30/60		1,000	771,240
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
1.500%(cc)	07/31/40		748	230,982
2.500%(cc)	07/31/35		1,781	615,013
5.500%(cc)	07/31/30		416	200,275
6.608%(s)	07/31/30		223	63,828
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30	EUR	2,700	1,623,879
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		2,000	1,449,220
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27		1,300	895,258
French Republic Government Bond OAT (France),
Bonds
0.750%	05/25/52	EUR	9,500	5,638,779

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonds, 144A
0.500%	05/25/72	EUR	800	$341,819
Bonds, Series OATe
0.250%	07/25/24	EUR	6,970	7,532,124
Bonds, Series OATe, 144A
0.100%	03/01/26	EUR	7,006	7,486,644
0.100%	07/25/31	EUR	1,053	1,117,831
0.100%	07/25/38	EUR	2,641	2,679,835
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	500	378,515
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29(d)		2,800	1,187,788
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26		200	190,804
4.875%	02/13/28		400	379,480
6.125%	06/01/50		500	459,445
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	384,587
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.250%	06/16/29		2,800	2,719,808
6.250%	09/22/32		2,200	2,253,900
6.750%	09/25/52		900	927,765
Sr. Unsec’d. Notes, 144A
6.250%	09/22/32		1,300	1,331,850
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	07/18/47		700	659,715
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	5,400	1,361,784
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
4.500%	01/17/33		1,600	1,570,528
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series CPI, 144A
0.400%	05/15/30	EUR	1,423	1,419,160
2.350%	09/15/24	EUR	9,605	10,550,556
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	21,252	22,952,913
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,400	1,187,542
5.250%	03/22/30	EUR	400	368,031
5.875%	10/17/31	EUR	1,600	1,457,354
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	1,500	1,272,366
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		1,400	1,468,936
Sr. Unsec’d. Notes, EMTN
2.375%	11/09/28	EUR	1,500	1,474,184
Korea Treasury Bond (South Korea),
Bonds, Series 3212
4.250%	12/10/32	KRW	7,691,290	6,092,834

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonds, Series 3306
3.250%	06/10/33	KRW	7,600,790	$5,561,159
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	7,555,520	5,065,641
KSA Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.268%	10/25/28		500	509,470
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes, 144A
6.125%	12/04/27		4,900	4,836,888
Malaysia Government Bond (Malaysia),
Bonds, Series 0220
2.632%	04/15/31	MYR	2,038	400,950
Bonds, Series 219
3.885%	08/15/29	MYR	1,112	239,384
Malaysia Government Investment Issue (Malaysia),
Bonds, Series 0220
3.465%	10/15/30	MYR	2,839	594,301
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	04/19/71		200	133,836
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		4,700	4,191,930
New Zealand Government Bond (New Zealand),
Bonds, Series 0531
1.500%	05/15/31	NZD	1,300	636,852
New Zealand Government Inflation Linked Bond (New Zealand),
Bonds, Series 0925
2.000%	09/20/25	NZD	3,900	3,054,639
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.625%	11/21/25		1,100	1,049,235
7.875%	02/16/32		1,000	835,910
8.747%	01/21/31		1,000	893,780
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,300	1,128,491
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
7.000%	01/25/51		1,400	1,383,942
Sr. Unsec’d. Notes, 144A
7.000%	01/25/51		1,000	988,530
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		2,800	2,085,720
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.950%	04/28/31		1,400	1,342,474
5.400%	03/30/50		1,100	942,249
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
6.150%	08/12/32	PEN	1,600	421,681
Peruvian Government International Bond (Peru),
Bonds
8.200%	08/12/26	PEN	4,100	1,197,277
Sr. Unsec’d. Notes
2.780%	12/01/60		300	182,151
3.000%	01/15/34		3,100	2,563,483

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	03/01/41		1,300	$1,072,760
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		886	874,987
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,300	1,611,492
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.875%	10/04/33		600	587,628
5.500%	04/04/53		500	501,940
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	3,400	3,676,949
4.250%	02/14/43	EUR	1,000	1,070,282
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	1,000	1,035,112
4.850%	09/27/27		900	841,743
5.750%	09/30/49		2,000	1,413,620
5.875%	09/16/25		600	592,008
5.875%	04/20/32		1,700	1,505,622
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.000%	04/14/33	EUR	100	76,746
Sr. Unsec’d. Notes, 144A, MTN
6.625%	09/27/29	EUR	3,100	3,504,836
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32	EUR	500	398,594
2.124%	07/16/31(v)	EUR	4,400	3,626,071
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	300	198,478
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	720	607,413
1.750%	07/13/30	EUR	800	663,869
2.875%	04/13/42	EUR	1,100	735,196
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
2.650%	05/27/36(d)	EUR	1,100	60,016
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	01/18/28		1,800	1,781,640
4.875%	07/18/33		2,400	2,391,308
5.000%	01/18/53		3,400	3,145,170
Sr. Unsec’d. Notes, EMTN
3.250%	10/22/30		400	362,144
4.500%	10/26/46		3,600	3,146,760
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.650%	03/03/33	EUR	800	578,991
Sr. Unsec’d. Notes, 144A
3.125%	05/15/27	EUR	600	585,961
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.450%	10/31/71	EUR	1,000	524,417
3.450%	07/30/66	EUR	3,400	3,363,629

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	$247,342
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		2,300	1,740,203
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
0.750%	07/16/25		3,400	3,100,603
Tunisian Republic (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	200	180,207
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	05/11/47		1,900	1,296,826
6.000%	01/14/41		2,300	1,686,452
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/32(d)	EUR	1,000	232,535
7.375%	09/25/34(d)		1,600	369,600
7.750%	09/01/25(d)		6,100	1,530,490
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50	GBP	2,800	1,445,158
1.250%	07/31/51	GBP	3,100	1,952,752
1.750%	01/22/49	GBP	1,200	901,934
Unsec’d. Notes
1.500%	07/31/53	GBP	560	371,372
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.125%	03/22/51	GBP	241	243,139
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		1,900	1,896,371
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	64,000

TOTAL SOVEREIGN BONDS
(cost $290,557,696)				239,914,271

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Federal Home Loan Mortgage Corp.
2.000%	03/01/52		381	311,551
2.000%	03/01/52		658	537,033
2.500%	02/01/51		698	595,148
Federal National Mortgage Assoc.
2.000%	02/01/52		276	225,353
2.000%	02/01/52		561	458,298
2.000%	03/01/52		191	155,540
2.000%	03/01/52		759	619,356
2.000%	03/01/52		1,211	988,943
3.000%	10/01/49		1,824	1,620,990
3.000%	05/01/51		78	68,625
3.500%	10/01/34		185	176,217
3.500%	05/01/49		268	249,709
3.500%	02/01/50		451	415,759
3.500%	01/01/59		1,006	916,566
4.000%	TBA		16,000	15,014,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	TBA	20,650	$19,394,061
4.500%	TBA	44,000	42,322,500
5.000%	TBA	27,600	27,048,000
5.500%	TBA	1,800	1,790,719
5.500%	TBA	34,500	34,327,500
6.000%	TBA	55,500	55,976,953
6.500%	TBA	7,800	7,959,047
6.500%	TBA	51,100	52,173,899
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 10.577%, Floor 1.200%)
4.944%(c)	11/01/42	8	7,976
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 8.498%, Floor 1.200%)
4.944%(c)	03/01/44	12	11,374

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $265,052,503)			263,365,492

U.S. TREASURY OBLIGATIONS — 9.5%
U.S. Treasury Bonds
1.625%	11/15/50(h)(kk)	900	559,266
1.750%	08/15/41	2,737	1,924,025
1.875%	02/15/41(h)(kk)	1,900	1,380,172
2.250%	05/15/41(h)(k)	27,115	20,887,023
2.875%	05/15/52(h)	400	331,625
4.000%	11/15/52(h)	200	205,563
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	22,358	21,687,709
0.125%	10/15/24	3,902	3,763,209
0.125%	04/15/25	27,717	26,364,753
0.125%	10/15/25(k)	22,214	21,062,528
0.125%	04/15/26	18,092	16,962,950
0.125%	07/15/26(h)	563	528,968
0.125%	10/15/26	12,545	11,728,907
0.125%	04/15/27	4,513	4,176,309
0.125%	01/15/30	8,784	7,880,883
0.125%	07/15/30	13,134	11,775,032
0.125%	01/15/31	7,097	6,308,112
0.125%	01/15/32(h)(kk)	9,412	8,287,779
0.125%	02/15/51	4,777	3,186,139
0.125%	02/15/52(h)	4,359	2,891,087
0.250%	01/15/25(h)(k)	7,941	7,610,763
0.250%	07/15/29(h)	3,084	2,816,313
0.250%	02/15/50	8,685	6,072,197
0.375%	07/15/25(k)	5,569	5,328,663
0.375%	01/15/27	14,103	13,231,453
0.375%	07/15/27	10,988	10,299,424
0.500%	01/15/28(h)(k)	31,001	28,997,683
0.625%	01/15/26	9,320	8,887,155
0.625%	07/15/32	24,850	22,846,824
0.625%	02/15/43	4,988	4,089,564
0.750%	07/15/28	3,191	3,024,116
0.750%	02/15/42	5,303	4,503,099
0.750%	02/15/45	10,255	8,472,900
0.875%	01/15/29	33,238	31,468,208
0.875%	02/15/47	6,158	5,166,164
1.000%	02/15/46	10,627	9,218,713
1.000%	02/15/49(h)	1,326	1,140,827
1.125%	01/15/33	12,781	12,254,363

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
1.375%	02/15/44	10,478	$9,866,032
1.500%	02/15/53	4,286	4,172,998
1.625%	10/15/27	36,355	35,821,704
2.000%	01/15/26(k)	6,982	6,887,755
2.125%	02/15/40	7,256	7,787,380
2.125%	02/15/41	5,555	5,957,808
2.500%	01/15/29(h)(k)	8,338	8,587,716
3.375%	04/15/32(h)	1,039	1,181,492
3.875%	04/15/29(h)(k)	8,839	9,764,698
U.S. Treasury Notes
0.750%	01/31/28	37,000	31,739,062
1.125%	02/28/27	101,500	90,572,891
3.500%	02/15/33	500	487,109
4.000%	02/29/28	700	694,969
U.S. Treasury Strips Coupon
1.185%(s)	08/15/40	3,795	1,880,897
2.049%(s)	02/15/39	505	268,991
2.056%(s)	11/15/38	525	282,885
2.387%(s)	05/15/43	1,995	870,007
2.392%(s)	11/15/43	972	414,923
2.419%(s)	05/15/44	3,460	1,452,524
2.421%(s)	11/15/40	375	183,721

TOTAL U.S. TREASURY OBLIGATIONS (cost $615,704,189)			576,196,030

TOTAL LONG-TERM INVESTMENTS (cost $5,307,284,131)			5,474,337,539

		Shares
SHORT-TERM INVESTMENTS — 22.4%
AFFILIATED MUTUAL FUNDS — 14.3%
PGIM Core Government Money Market Fund(wd)		9,525,910	9,525,910
PGIM Core Ultra Short Bond Fund(wd)		634,035,586	634,035,586
PGIM Institutional Money Market Fund (cost $226,731,242; includes $225,358,063 of cash collateral for securities on loan)(b)(wd)		226,869,727	226,710,918

TOTAL AFFILIATED MUTUAL FUNDS (cost $870,292,738)			870,272,414

Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER(n) — 0.2%
Amcor Flexibles North America, Inc.
5.475%	07/07/23	700	699,288
AT&T, Inc.
6.032%	03/19/24	4,050	3,876,883
Duke Energy Corp.
5.425%	07/10/23	450	449,345
Electricite de France
5.547%	08/03/23	1,700	1,691,027
Enbridge Inc.
5.509%	07/17/23	700	698,195
Enel Finance America, LLC
5.475%	07/06/23	900	899,219

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL PAPER(n) (continued)
5.477%	08/07/23		800	$795,413
Mondelez International, Inc.
5.393%	07/24/23		700	697,517

TOTAL COMMERCIAL PAPER (cost $9,813,500)				9,806,887

FOREIGN TREASURY OBLIGATION(n) — 0.0%
National Bank of Hungary Bills
15.998%	07/06/23	HUF	1,123,000	3,286,700

(cost $3,289,110)

REPURCHASE AGREEMENTS — 3.5%
BOS 5.140%, dated 06/30/23, due 07/05/23 in the amount of $78,155,755, collateralized by a U.S. Treasury Obligation (coupon rate 3.250%, maturity date 05/15/42) with the aggregate value, including accrued interest, of $79,871,505)			78,100	78,100,000
DB 5.150%, dated 06/29/23, due 07/03/23 in the amount of $71,741,028, collateralized by a U.S. Treasury Obligation (coupon rate 1.125%, maturity date 05/15/40) with the aggregate value, including accrued interest, of $75,418,733)			71,700	71,700,000
GS 5.160%, dated 06/30/23, due 07/03/23 in the amount of $8,103,483, collateralized by a U.S. Government Agency Obligation (coupon rate 3.000%, maturity date 04/01/52) with the aggregate value, including accrued interest, of $8,386,210)			8,100	8,100,000
JPS 5.180%, dated 06/29/23, due 07/03/23 in the amount of $5,303,050, collateralized by a U.S. Treasury Obligation (coupon rate 0.500%, maturity date 01/15/28) with the aggregate value, including accrued interest, of $5,288,247)			5,300	5,300,000
JPS 5.140%, dated 06/30/23, due 07/05/23 in the amount of $53,938,479, collateralized by a U.S. Treasury Obligation (coupon rate 2.375%, maturity date 05/15/51) with the aggregate value, including accrued interest, of $54,142,926)			53,900	53,900,000

TOTAL REPURCHASE AGREEMENTS (cost $217,100,000)				217,100,000

Interest Rate	Maturity Date

U.S. TREASURY OBLIGATIONS(n) — 3.4%
U.S. Treasury Bills
4.588%	11/02/23(k)		6,000	5,894,275

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (continued)
4.675%	08/10/23	30,000	$29,837,685
4.920%	10/26/23	70,000	68,836,333
5.010%	08/22/23	71,000	70,492,039
5.098%	09/14/23(h)(k)	30,424	30,105,994
5.167%	09/07/23(h)	71	70,331
5.209%	08/24/23(h)	539	534,964

TOTAL U.S. TREASURY OBLIGATIONS (cost $205,867,271)			205,771,621

OPTIONS PURCHASED*~ — 1.0% (cost $68,352,696)			59,973,040

TOTAL SHORT-TERM INVESTMENTS (cost $1,374,715,315)			1,366,210,662

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—112.1% (cost $6,681,999,446)			6,840,548,201

OPTIONS WRITTEN*~ — (0.1)% (premiums received $3,103,965)			(6,336,103)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—112.0% (cost $6,678,895,481)			6,834,212,098
Liabilities in excess of other assets(z) — (12.0)%			(730,932,896)

NET ASSETS — 100.0%			$6,103,279,202

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $584,871 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $222,292,722; cash collateral of $225,358,063 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $812,750. The aggregate value of $64,718 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	2.000%	TBA	07/18/23	$(12,100)	$(10,721,734)
Federal National Mortgage Assoc.	2.000%	TBA	08/14/23	(74,600)	(60,918,477)
Federal National Mortgage Assoc.	3.000%	TBA	08/14/23	(1,000)	(881,289)
U.S. Treasury Inflation Indexed Bonds, TIPS(h)(k)	0.125%	07/15/31	07/05/23	(713)	(632,558)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $73,457,598)					$(73,154,058)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

MSCI EAFE ETF Index (FLEX)	Call	01/07/27	$78.00	18,100	1,810	$16,683,582
Russell 2000 Index (FLEX)	Call	01/07/27	$2,175.00	80	8	1,997,115
S&P 500 Index (FLEX)	Call	01/07/27	$4,700.00	240	24	17,411,366
S&P 500 Index (FLEX)	Call	11/30/27	$4,650.00	240	24	21,266,629

Total Exchange Traded (cost $67,674,129)						$57,358,692

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

France Government OAT Bond	Put	BNP	05/23/25	97.00	—	EUR	1,600	$631,916

(cost $121,129)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

10-Year Interest Rate Swap, 01/16/34	Put	BOA	01/11/24	2.18%	1 Day SOFR(A)/ 5.090%	2.18%(A)	3,000	$309,444
30-Year Interest Rate Swap, 11/21/53	Put	DB	11/17/23	2.24%	3 Month LIBOR(Q)/ 5.545%	2.24%(S)	7,600	1,672,988

Total OTC Swaptions (cost $557,438)								$1,982,432

Total Options Purchased (cost $68,352,696)								$59,973,040

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

3 Month SOFR Futures	Call	12/15/23	$98.00	12		30	$(600)
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$115.50	5		5	(234)
Brent Crude Oil Futures	Call	07/26/23	$80.00	1		1	(850)
Brent Crude Oil Futures	Call	07/26/23	$81.00	4		4	(2,600)
Brent Crude Oil Futures	Call	07/26/23	$82.00	4		4	(1,960)
Brent Crude Oil Futures	Call	07/26/23	$83.00	1		1	(370)
Brent Crude Oil Futures	Call	07/26/23	$84.00	2		2	(560)
Brent Crude Oil Futures	Call	07/26/23	$85.00	2		2	(440)
Gold Futures	Call	07/26/23	$1,830.00	15		2	(150,900)
Natural Gas Futures	Call	08/25/23	50.00	30	EUR	22	(129,847)
Natural Gas Futures	Call	09/26/23	38.00	20	EUR	15	(190,554)
Natural Gas Futures	Call	09/26/23	52.00	5	EUR	4	(27,941)
Natural Gas Futures	Call	09/26/23	80.00	1	EUR	1	(2,395)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Options Written (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Natural Gas Futures	Call	10/27/23	38.00	20	EUR	14	$(273,222)
Natural Gas Futures	Call	10/27/23	52.00	5	EUR	4	(42,280)
Natural Gas Futures	Call	10/27/23	80.00	1	EUR	1	(3,755)
Natural Gas Futures	Call	11/24/23	38.00	20	EUR	15	(338,559)
Natural Gas Futures	Call	11/24/23	52.00	5	EUR	4	(55,929)
WTI Crude Oil Futures	Call	07/17/23	$79.00	6		6	(660)
WTI Crude Oil Futures	Call	08/17/23	$75.00	2		2	(3,420)
WTI Crude Oil Futures	Call	08/17/23	$76.00	1		1	(1,420)
WTI Crude Oil Futures	Call	08/17/23	$79.00	2		2	(1,560)
WTI Crude Oil Futures	Call	08/17/23	$80.00	4		4	(2,560)
3 Month SOFR Futures	Put	12/15/23	$96.50	12		30	(56,614)
10 Year U.S. Treasury Notes Futures	Put	07/21/23	$111.50	5		5	(1,953)
10 Year U.S. Treasury Notes Futures	Put	07/21/23	$113.00	73		73	(83,266)
Natural Gas Futures	Put	09/26/23	38.00	20	EUR	15	(117,373)
Natural Gas Futures	Put	09/26/23	40.00	1	EUR	1	(6,748)
Natural Gas Futures	Put	09/26/23	52.00	5	EUR	4	(66,552)
Natural Gas Futures	Put	10/27/23	38.00	20	EUR	14	(70,474)
Natural Gas Futures	Put	10/27/23	40.00	1	EUR	1	(4,175)
Natural Gas Futures	Put	10/27/23	52.00	5	EUR	4	(46,590)
Natural Gas Futures	Put	11/24/23	38.00	20	EUR	15	(69,024)
Natural Gas Futures	Put	11/24/23	52.00	5	EUR	4	(45,374)

Total Exchange Traded (premiums received $1,579,829)							$(1,800,759)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#			Value

Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPM	05/16/24	4.00%	—		600		$—
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	GSB	06/22/35	3.00%	—	EUR	2,000		(69,468)
London Gold Market Fixing Ltd. Commodity Index	Call	JPM	10/19/23	$2,000.00	—		2		(3,366)
London Gold Market Fixing Ltd. Commodity Index	Call	JPM	01/04/24	$2,500.00	—		4		(658)
London Gold Market Fixing Ltd. Commodity Index	Call	BNP	01/24/24	$2,500.00	—		—(r	)	(38)

Total OTC Traded (premiums received $303,202)									$(73,530)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

1-Year Interest Rate Swap, 10/13/24	Call	MSCS	10/11/23	2.99%	1 Day SOFR(A)/ 5.090%	2.99%(A)	600	$3,920
1-Year Interest Rate Swap, 10/17/24	Call	DB	10/13/23	2.92%	1 Day SOFR(A)/ 5.090%	2.92%(A)	1,000	(98)
1-Year Interest Rate Swap, 10/17/24	Call	GSB	10/13/23	2.92%	1 Day SOFR(A)/ 5.090%	2.92%(A)	800	(94)
1-Year Interest Rate Swap, 10/24/24	Call	GSB	10/20/23	3.02%	1 Day SOFR(A)/ 5.090%	3.02%(A)	800	(110)
1-Year Interest Rate Swap, 10/25/24	Call	GSB	10/23/23	3.14%	1 Day SOFR(A)/ 5.090%	3.14%(A)	800	(139)
1-Year Interest Rate Swap, 10/25/24	Call	GSB	10/23/23	3.19%	1 Day SOFR(A)/ 5.090%	3.19%(A)	800	(148)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 10/25/24	Call	GSB	10/23/23	3.23%	1 Day SOFR(A)/ 5.090%	3.23%(A)		800	$(155)
1-Year Interest Rate Swap, 10/27/24	Call	GSB	10/25/23	2.97%	1 Day SOFR(A)/ 5.090%	2.97%(A)		1,000	(148)
1-Year Interest Rate Swap, 10/31/24	Call	GSB	10/27/23	2.84%	1 Day SOFR(A)/ 5.090%	2.84%(A)		900	(119)
1-Year Interest Rate Swap, 11/07/24	Call	GSB	11/03/23	3.09%	1 Day SOFR(A)/ 5.090%	3.09%(A)		500	(107)
1-Year Interest Rate Swap, 11/14/24	Call	GSB	11/10/23	2.91%	1 Day SOFR(A)/ 5.090%	2.91%(A)		1,500	(302)
1-Year Interest Rate Swap, 11/21/24	Call	GSB	11/17/23	2.25%	1 Day SOFR(A)/ 5.090%	2.25%(A)		2,400	(270)
1-Year Interest Rate Swap, 11/22/24	Call	GSB	11/20/23	2.15%	1 Day SOFR(A)/ 5.090%	2.15%(A)		1,400	(150)
1-Year Interest Rate Swap, 12/05/24	Call	BOA	12/01/23	2.15%	1 Day SOFR(A)/ 5.090%	2.15%(A)		2,000	(274)
1-Year Interest Rate Swap, 12/11/24	Call	GSB	12/07/23	2.25%	1 Day SOFR(A)/ 5.090%	2.25%(A)		1,300	(221)
1-Year Interest Rate Swap, 04/04/25	Call	GSB	04/02/24	2.70%	1 Day SOFR(A)/ 5.090%	2.70%(A)		3,000	19,599
1-Year Interest Rate Swap, 04/10/25	Call	GSB	04/08/24	2.72%	1 Day SOFR(A)/ 5.090%	2.72%(A)		900	5,300
1-Year Interest Rate Swap, 04/10/25	Call	DB	04/08/24	2.79%	1 Day SOFR(A)/ 5.090%	2.79%(A)		2,500	14,905
1-Year Interest Rate Swap, 12/16/25	Call	JPM	12/16/24	0.82%	1 Day SONIA(A)/ 4.929%	0.82%(A)	GBP	7,200	40,716
2-Year Interest Rate Swap, 09/14/25	Call	BNP	09/12/23	3.75%	1 Day SOFR(A)/ 5.090%	3.75%(A)		11,900	(13,222)
2-Year Interest Rate Swap, 09/14/25	Call	JPM	09/12/23	3.75%	1 Day SOFR(A)/ 5.090%	3.75%(A)		16,700	(18,555)
2-Year Interest Rate Swap, 09/25/25	Call	BOA	09/21/23	4.42%	1 Day SOFR(A)/ 5.090%	4.42%(A)		28,400	(117,896)
10-Year Interest Rate Swap, 07/10/33	Call	BNP	07/06/23	3.20%	1 Day SOFR(A)/ 5.090%	3.20%(A)		810	(12)
10-Year Interest Rate Swap, 07/10/33	Call	MSCS	07/06/23	3.20%	1 Day SOFR(A)/ 5.090%	3.20%(A)		790	(12)
10-Year Interest Rate Swap, 07/12/33	Call	JPM	07/10/23	3.30%	1 Day SOFR(A)/ 5.090%	3.30%(A)		1,200	(526)
10-Year Interest Rate Swap, 07/24/33	Call	JPM	07/20/23	3.25%	1 Day SOFR(A)/ 5.090%	3.25%(A)		200	(222)
10-Year Interest Rate Swap, 08/02/33	Call	BOA	07/31/23	3.38%	1 Day SOFR(A)/ 5.090%	3.38%(A)		100	(467)
30-Year Interest Rate Swap, 07/06/53	Call	BNP	07/03/23	3.00%	1 Day SOFR(A)/ 5.090%	3.00%(A)		200	(4)
30-Year Interest Rate Swap, 07/12/53	Call	BOA	07/10/23	3.07%	1 Day SOFR(A)/ 5.090%	3.07%(A)		200	(510)
1-Year Interest Rate Swap, 10/13/24	Put	MSCS	10/11/23	2.99%	2.99%(A)	1 Day SOFR(A)/ 5.090%		600	(8,649)
1-Year Interest Rate Swap, 10/17/24	Put	DB	10/13/23	2.92%	2.92%(A)	1 Day SOFR(A)/ 5.090%		1,000	(21,603)
1-Year Interest Rate Swap, 10/17/24	Put	GSB	10/13/23	2.92%	2.92%(A)	1 Day SOFR(A)/ 5.090%		800	(17,299)
1-Year Interest Rate Swap, 10/24/24	Put	GSB	10/20/23	3.02%	3.02%(A)	1 Day SOFR(A)/ 5.090%		800	(16,412)
1-Year Interest Rate Swap, 10/25/24	Put	GSB	10/23/23	3.14%	3.14%(A)	1 Day SOFR(A)/ 5.090%		800	(15,486)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 10/25/24	Put	GSB	10/23/23	3.19%	3.19%(A)	1 Day SOFR(A)/ 5.090%		800	$(15,116)
1-Year Interest Rate Swap, 10/25/24	Put	GSB	10/23/23	3.23%	3.23%(A)	1 Day SOFR(A)/ 5.090%		800	(14,857)
1-Year Interest Rate Swap, 10/27/24	Put	GSB	10/25/23	2.97%	2.97%(A)	1 Day SOFR(A)/ 5.090%		1,000	(20,898)
1-Year Interest Rate Swap, 10/31/24	Put	GSB	10/27/23	2.84%	2.84%(A)	1 Day SOFR(A)/ 5.090%		900	(19,778)
1-Year Interest Rate Swap, 11/07/24	Put	GSB	11/03/23	3.09%	3.09%(A)	1 Day SOFR(A)/ 5.090%		500	(9,749)
1-Year Interest Rate Swap, 11/14/24	Put	GSB	11/10/23	2.91%	2.91%(A)	1 Day SOFR(A)/ 5.090%		1,500	(31,408)
1-Year Interest Rate Swap, 11/21/24	Put	GSB	11/17/23	3.75%	3.75%(A)	1 Day SOFR(A)/ 5.090%		2,400	(31,625)
1-Year Interest Rate Swap, 11/22/24	Put	GSB	11/20/23	3.65%	3.65%(A)	1 Day SOFR(A)/ 5.090%		1,400	(19,659)
1-Year Interest Rate Swap, 12/05/24	Put	BOA	12/01/23	3.65%	3.65%(A)	1 Day SOFR(A)/ 5.090%		2,000	(27,427)
1-Year Interest Rate Swap, 12/11/24	Put	GSB	12/07/23	3.75%	3.75%(A)	1 Day SOFR(A)/ 5.090%		1,300	(16,529)
1-Year Interest Rate Swap, 01/16/25	Put	BOA	01/11/24	2.31%	2.31%(A)	1 Day SOFR(A)/ 5.090%		26,200	(640,125)
1-Year Interest Rate Swap, 04/04/25	Put	GSB	04/02/24	2.70%	2.70%(A)	1 Day SOFR(A)/ 5.090%		3,000	(32,449)
1-Year Interest Rate Swap, 04/10/25	Put	GSB	04/08/24	2.72%	2.72%(A)	1 Day SOFR(A)/ 5.090%		900	(9,643)
1-Year Interest Rate Swap, 04/10/25	Put	DB	04/08/24	2.79%	2.79%(A)	1 Day SOFR(A)/ 5.090%		2,500	(24,983)
5-Year Interest Rate Swap, 11/21/28	Put	DB	11/17/23	2.34%	2.34%(S)	3 Month LIBOR(Q)/ 5.545%		37,400	(2,779,441)
10-Year Interest Rate Swap, 07/10/33	Put	BNP	07/06/23	3.65%	3.65%(A)	1 Day SOFR(A)/ 5.090%		810	(1,115)
10-Year Interest Rate Swap, 07/10/33	Put	MSCS	07/06/23	3.65%	3.65%(A)	1 Day SOFR(A)/ 5.090%		790	(1,088)
10-Year Interest Rate Swap, 07/12/33	Put	JPM	07/10/23	3.75%	3.75%(A)	1 Day SOFR(A)/ 5.090%		1,200	(960)
10-Year Interest Rate Swap, 07/24/33	Put	JPM	07/20/23	3.65%	3.65%(A)	1 Day SOFR(A)/ 5.090%		200	(837)
10-Year Interest Rate Swap, 08/02/33	Put	BOA	07/31/23	3.78%	3.78%(A)	1 Day SOFR(A)/ 5.090%		100	(291)
25-Year Interest Rate Swap, 05/27/50	Put	BNP	05/23/25	0.45%	0.45%(A)	6 Month EURIBOR(S)/ 3.900%	EUR	1,600	(614,806)
30-Year Interest Rate Swap, 07/06/53	Put	BNP	07/03/23	3.40%	3.40%(A)	1 Day SOFR(A)/ 5.090%		200	(1)
30-Year Interest Rate Swap, 07/12/53	Put	BOA	07/10/23	3.37%	3.37%(A)	1 Day SOFR(A)/ 5.090%		200	(176)
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		10,270	(83)

Total OTC Swaptions (premiums received $1,220,934)									$(4,461,814)

Total Options Written (premiums received $3,103,965)									$(6,336,103)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Financial Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
216	3 Month CME SOFR	Jun. 2024	$51,237,900	$(8,673)
295	2 Year U.S. Treasury Notes	Sep. 2023	59,986,406	(826,495)
167	3 Year Australian Treasury Bonds	Sep. 2023	11,751,069	(68,018)
1,130	5 Year U.S. Treasury Notes	Sep. 2023	121,015,937	(2,366,155)
11	10 Year Canadian Government Bonds	Sep. 2023	1,017,422	11,526
30	10 Year Japanese Government Bonds	Sep. 2023	30,884,646	137,264
1,249	10 Year U.S. Treasury Notes	Sep. 2023	140,219,772	(2,508,242)
150	20 Year U.S. Treasury Bonds	Sep. 2023	19,035,937	(33,036)
238	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	32,420,062	252,907
1,616	Mini MSCI EAFE Index	Sep. 2023	174,164,400	1,118,403
279	Russell 2000 E-Mini Index	Sep. 2023	26,556,615	241,738
1,048	S&P 500 E-Mini Index	Sep. 2023	235,184,300	7,110,089

				3,061,308

Short Positions:
70	3 Month CME SOFR	Sep. 2024	16,667,000	27,028
146	3 Month CME SOFR	Dec. 2024	34,904,950	7,099
416	2 Year U.S. Treasury Notes	Sep. 2023	84,590,999	996,628
488	5 Year Euro-Bobl	Sep. 2023	61,616,223	919,995
381	5 Year U.S. Treasury Notes	Sep. 2023	40,802,719	783,807
136	10 Year Australian Treasury Bonds	Sep. 2023	10,524,793	55,779
138	10 Year Euro-Bund	Sep. 2023	20,139,318	83,632
10	10 Year Japanese Government Bonds	Sep. 2023	10,294,882	(37,709)
89	10 Year U.K. Gilt	Sep. 2023	10,771,759	115,402
375	10 Year U.S. Treasury Notes	Sep. 2023	42,099,611	784,444
325	10 Year U.S. Ultra Treasury Notes	Sep. 2023	38,492,187	371,050
29	20 Year U.S. Treasury Bonds	Sep. 2023	3,680,281	13,670
16	30 Year Euro Buxl	Sep. 2023	2,437,304	(35,634)
151	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	20,569,032	(237,526)
980	Euro Schatz Index	Sep. 2023	112,124,073	874,333
35	Euro-BTP Italian Government Bond	Sep. 2023	4,434,473	(35,632)
245	Euro-OAT	Sep. 2023	34,326,970	254,309
298	Short Euro-BTP	Sep. 2023	34,029,836	316,042

				5,256,717

				$8,318,025

Commodity Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
3	Brent 1st Line vs. Dubai 1st Line	Jul. 2023	$246	$(1,355)
2	Brent 1st Line vs. Dubai 1st Line	Aug. 2023	576	(1,805)
2	Brent 1st Line vs. Dubai 1st Line	Sep. 2023	1,138	(1,243)
2	Brent 1st Line vs. Dubai 1st Line	Oct. 2023	1,518	(863)
2	Brent 1st Line vs. Dubai 1st Line	Nov. 2023	1,818	(563)
2	Brent 1st Line vs. Dubai 1st Line	Dec. 2023	2,058	(323)
1	Brent Crude	Sep. 2023	75,410	2,162
1	Brent Crude	Dec. 2023	74,910	1,979
6	Brent Crude	Mar. 2024	445,080	7,042
11	Brent Crude	Jun. 2024	808,610	12,381
7	Brent Crude	Dec. 2024	505,260	10,691
244	California Carbon Allowance Vintage	Dec. 2023	8,003,200	899,085
1	California Carbon Allowance Vintage	Dec. 2024	35,100	2,005

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Commodity Futures contracts outstanding at June 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
10	Cocoa	Sep. 2023	$335,300	$34,696
6	Copper	Sep. 2023	563,925	(8,019)
5	Corn	Dec. 2024	124,188	(6,308)
4	Gasoline RBOB	Oct. 2023	372,624	7,088
1	Gasoline RBOB	Dec. 2023	88,838	2,005
13	Gold 100 OZ	Aug. 2023	2,508,220	(20,940)
21	Hard Red Winter Wheat	Dec. 2023	840,263	(39,687)
2	Henry Hub LD1 Fixed Price	Jan. 2024	18,835	(2,967)
2	Henry Hub LD1 Fixed Price	Feb. 2024	18,490	(3,312)
2	Henry Hub LD1 Fixed Price	Mar. 2024	17,135	(4,667)
2	Henry Hub LD1 Fixed Price	Apr. 2024	15,580	(6,222)
2	Henry Hub LD1 Fixed Price	May 2024	15,505	(6,297)
2	Henry Hub LD1 Fixed Price	Jun. 2024	16,005	(5,797)
2	Henry Hub LD1 Fixed Price	Jul. 2024	16,560	(5,242)
2	Henry Hub LD1 Fixed Price	Aug. 2024	16,775	(5,027)
2	Henry Hub LD1 Fixed Price	Sep. 2024	16,635	(5,167)
2	Henry Hub LD1 Fixed Price	Oct. 2024	17,030	(4,772)
2	Henry Hub LD1 Fixed Price	Nov. 2024	18,680	(3,122)
2	Henry Hub LD1 Fixed Price	Dec. 2024	20,780	(1,022)
9	ICE ECX EMISSION	Dec. 2023	874,837	(9,170)
9	ICE Endex Dutch TTF Natural Gas	Oct. 2023	310,958	5,089
10	ICE Endex Dutch TTF Natural Gas	Nov. 2023	399,927	49,485
10	ICE Endex Dutch TTF Natural Gas	Dec. 2023	443,272	86,694
17	Lean Hogs	Aug. 2023	629,680	15,111
17	Live Cattle	Oct. 2023	1,220,940	28,963
6	LME Lead	Jul. 2023	315,225	836
8	LME Lead	Sep. 2023	420,500	(4,354)
3	LME Nickel	Jul. 2023	367,092	(47,310)
22	LME PRI Aluminum	Jul. 2023	1,166,550	(87,468)
6	LME Zinc	Jul. 2023	357,938	(12,419)
1	LME Zinc	Sep. 2023	59,731	1,769
2	Low Sulphur Gas Oil	Aug. 2023	140,500	6,151
8	Low Sulphur Gas Oil	Nov. 2023	557,600	7,329
24	Low Sulphur Gas Oil	Dec. 2023	1,659,000	20,773
9	Low Sulphur Gas Oil	Dec. 2024	601,425	1,805
1	Low Sulphur Gasoil vs. Brent 1st Line	Aug. 2023	17,889	(12,452)
1	Low Sulphur Gasoil vs. Brent 1st Line	Sep. 2023	17,885	(12,456)
1	Low Sulphur Gasoil vs. Brent 1st Line	Oct. 2023	17,682	(12,659)
1	Low Sulphur Gasoil vs. Brent 1st Line	Nov. 2023	17,152	(13,189)
1	Low Sulphur Gasoil vs. Brent 1st Line	Dec. 2023	16,974	(13,366)
15	Milling Wheat No. 2	Sep. 2023	188,846	(20,052)
14	Milling Wheat No. 2	Dec. 2023	181,985	478
35	Natural Gas	Sep. 2023	970,900	64,108
6	Natural Gas	Oct. 2023	170,820	(9,343)
2	Natural Gas	Nov. 2023	64,220	(412)
10	Natural Gas	Oct. 2024	345,300	(68,182)
113	No. 2 Soft Red Winter Wheat	Dec. 2023	3,781,262	(235,190)
104	SGX Iron Ore 62%	Sep. 2023	1,115,816	111,216
22	Soybean	Nov. 2023	1,477,575	142,349
1	Soybean	Jan. 2024	67,338	2,550
66	Soybean Meal	Dec. 2023	2,622,180	51,705
17	Sugar #11 (World)	Mar. 2024	435,826	(38,721)
2	WTI Crude	Aug. 2023	141,280	709
2	WTI Crude	Jan. 2024	140,400	790
6	WTI Crude	Feb. 2024	419,880	7,625
19	WTI Crude	Mar. 2024	1,325,440	18,124

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Commodity Futures contracts outstanding at June 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
2	WTI Crude	Sep. 2024	$136,320	$ 2,962
15	WTI Crude	Jun. 2025	988,950	14,004
4	WTI Crude	Dec. 2025	258,680	2,554
3	WTI Crude	Dec. 2026	186,930	1,391
7	WTI Light Sweet Crude Oil	Dec. 2025	452,690	6,821

				899,062

Short Positions:
13	Brent Crude	Jun. 2025	923,390	(13,297)
16	Brent Crude	Dec. 2025	1,120,000	(17,045)
6	Coffee ‘C’	Sep. 2023	357,750	56,162
7	Coffee ‘C’	Dec. 2023	415,013	40,563
95	Corn	Sep. 2023	2,320,375	135,926
81	Corn	Dec. 2023	2,003,738	169,070
10	Cotton No. 2	Dec. 2023	401,850	4,310
5	Gasoline RBOB	Sep. 2023	517,125	(10,706)
2	Gold 100 OZ	Dec. 2023	393,600	2,023
12	Hard Red Winter Wheat	Sep. 2023	480,000	13,205
2	Henry Hub LD1 Fixed Price	Jan. 2025	22,195	(1,282)
2	Henry Hub LD1 Fixed Price	Feb. 2025	21,705	(792)
2	Henry Hub LD1 Fixed Price	Mar. 2025	19,810	1,103
2	Henry Hub LD1 Fixed Price	Apr. 2025	17,595	3,318
2	Henry Hub LD1 Fixed Price	May 2025	17,465	3,448
2	Henry Hub LD1 Fixed Price	Jun. 2025	18,060	2,853
2	Henry Hub LD1 Fixed Price	Jul. 2025	18,650	2,263
2	Henry Hub LD1 Fixed Price	Aug. 2025	18,830	2,083
2	Henry Hub LD1 Fixed Price	Sep. 2025	18,610	2,303
2	Henry Hub LD1 Fixed Price	Oct. 2025	18,960	1,953
2	Henry Hub LD1 Fixed Price	Nov. 2025	20,640	273
2	Henry Hub LD1 Fixed Price	Dec. 2025	22,380	(1,467)
6	ICE Endex Dutch TTF Natural Gas	Sep. 2023	181,012	(15,981)
10	ICE Natural Gas	Sep. 2023	365,036	10,108
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Aug. 2023	19,638	12,771
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Sep. 2023	19,419	12,990
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Oct. 2023	19,204	13,205
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Nov. 2023	18,904	13,505
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Dec. 2023	18,938	13,471
30	Lean Hogs	Oct. 2023	940,500	4,758
9	Live Cattle	Aug. 2023	637,830	(21,887)
6	LME Lead	Jul. 2023	315,225	(93)
7	LME Lead	Sep. 2023	367,938	(2,580)
3	LME Nickel	Jul. 2023	367,092	57,901
2	LME Nickel	Sep. 2023	246,108	30,996
22	LME PRI Aluminum	Jul. 2023	1,166,550	127,602
24	LME PRI Aluminum	Sep. 2023	1,288,500	81,804
6	LME Zinc	Jul. 2023	357,938	63,063
8	LME Zinc	Sep. 2023	477,850	13,282
20	Low Sulphur Gas Oil	Oct. 2023	1,401,000	(24,455)
8	Low Sulphur Gas Oil	Mar. 2024	548,800	16,831
15	Low Sulphur Gas Oil	Jun. 2024	1,016,625	(7,540)
3	Natural Gas	Dec. 2023	108,660	4,229
11	Natural Gas	Jan. 2024	423,390	(8,492)
10	Natural Gas	Jan. 2025	446,600	63,478
14	No. 2 Soft Red Winter Wheat	Sep. 2023	455,700	(6,637)
3	NY Harbor ULSD	Dec. 2023	305,033	(6,022)
3	Palladium	Sep. 2023	366,600	63,856
5	Platinum	Oct. 2023	228,300	1,395

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Commodity Futures contracts outstanding at June 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
3	Silver	Sep. 2023	$345,300	$7,932
2	Soybean	Nov. 2024	120,675	198
9	Soybean Meal	Jan. 2024	355,050	(13,603)
7	Soybean Oil	Dec. 2023	247,674	(43,516)
9	Soybean Oil	Jan. 2024	315,360	(31,092)
1	WTI Crude	Aug. 2023	70,640	622
3	WTI Crude	Oct. 2023	212,160	(8,825)
4	WTI Crude	Dec. 2023	281,600	(5,298)
1	WTI Crude	May 2024	69,280	(656)
25	WTI Crude	Jun. 2024	1,725,500	(23,647)
15	WTI Crude	Dec. 2024	1,011,300	(18,376)
3	WTI Light Sweet Crude Oil	Dec. 2023	211,200	12,002

				783,566

				$1,682,628

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/05/23	BNP	AUD	1,057	$700,444	$704,537	$4,093	$—
Expiring 07/05/23	CITI	AUD	1,886	1,280,453	1,256,530	—	(23,923)
Expiring 07/05/23	NWM	AUD	1,804	1,207,002	1,201,898	—	(5,104)
Expiring 07/05/23	SCL	AUD	1,053	698,983	701,510	2,527	—
Expiring 07/05/23	UAGS	AUD	1,289	852,887	858,999	6,112	—
Expiring 07/05/23	UAGS	AUD	167	110,860	111,553	693	—
Expiring 07/19/23	CITI	AUD	323	209,532	215,291	5,759	—
Expiring 07/19/23	TD	AUD	318	208,000	211,728	3,728	—
Brazilian Real,
Expiring 07/05/23	CITI	BRL	2,943	585,757	614,002	28,245	—
Expiring 08/02/23	CITI	BRL	2,943	609,607	610,817	1,210	—
British Pound,
Expiring 07/05/23	BARC	GBP	3,791	4,817,270	4,815,020	—	(2,250)
Expiring 07/05/23	BARC	GBP	580	717,613	736,621	19,008	—
Expiring 07/05/23	HSBC	GBP	1,297	1,616,308	1,647,238	30,930	—
Expiring 07/05/23	JPM	GBP	25,437	32,162,059	32,305,431	143,372	—
Expiring 07/05/23	JPM	GBP	4,980	6,296,712	6,324,781	28,069	—
Canadian Dollar,
Expiring 07/05/23	CITI	CAD	949	720,853	716,414	—	(4,439)
Expiring 07/05/23	HSBC	CAD	1,442	1,064,049	1,088,587	24,538	—
Expiring 07/19/23	HSBC	CAD	967	715,160	730,074	14,914	—
Chilean Peso,
Expiring 10/19/23	CITI	CLP	223,813	273,076	275,708	2,632	—
Chinese Renminbi,
Expiring 08/16/23	CITI	CNH	1,457	211,308	201,176	—	(10,132)
Expiring 08/16/23	CITI	CNH	246	35,284	33,967	—	(1,317)
Expiring 08/23/23	BNP	CNH	1,526	211,000	210,769	—	(231)
Expiring 08/23/23	BOA	CNH	5,277	732,000	729,070	—	(2,930)
Expiring 08/23/23	GSI	CNH	5,186	725,000	716,509	—	(8,491)
Expiring 08/23/23	HSBC	CNH	5,510	777,000	761,171	—	(15,829)
Expiring 08/23/23	JPM	CNH	5,271	737,000	728,208	—	(8,792)
Expiring 08/23/23	JPM	CNH	1,514	209,000	209,120	120	—
Expiring 08/23/23	MSI	CNH	8,421	1,183,000	1,163,348	—	(19,652)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/23/23	SSB	CNH	1,982	$277,000	$273,766	$—	$(3,234)
Expiring 08/23/23	SSB	CNH	1,479	209,000	204,259	—	(4,741)
Colombian Peso,
Expiring 09/20/23	BARC	COP	4,860,343	1,142,116	1,139,485	—	(2,631)
Expiring 09/20/23	CITI	COP	3,869,727	853,682	907,240	53,558	—
Expiring 09/20/23	DB	COP	3,809,552	857,042	893,132	36,090	—
Expiring 09/20/23	DB	COP	1,567,619	346,000	367,521	21,521	—
Czech Koruna,
Expiring 07/19/23	UAG	CZK	4,476	203,101	205,265	2,164	—
Danish Krone,
Expiring 07/05/23	BNP	DKK	1,735	254,034	254,342	308	—
Expiring 07/05/23	DB	DKK	4,000	575,963	586,378	10,415	—
Expiring 07/05/23	JPM	DKK	3,485	512,881	510,882	—	(1,999)
Expiring 07/05/23	JPM	DKK	2,545	369,417	373,083	3,666	—
Expiring 07/05/23	MSI	DKK	79,109	11,597,355	11,597,004	—	(351)
Expiring 07/05/23	MSI	DKK	56,161	8,233,170	8,232,921	—	(249)
Euro,
Expiring 07/05/23	BNP	EUR	99,096	108,579,060	108,158,680	—	(420,380)
Expiring 07/05/23	BNP	EUR	42,277	46,322,909	46,143,563	—	(179,346)
Expiring 07/05/23	BNP	EUR	3,350	3,687,108	3,656,384	—	(30,724)
Expiring 07/05/23	BNP	EUR	3,270	3,572,109	3,569,067	—	(3,042)
Expiring 07/05/23	CITI	EUR	1,883	2,031,762	2,055,216	23,454	—
Expiring 07/05/23	CITI	EUR	1,308	1,403,582	1,427,627	24,045	—
Expiring 07/05/23	CITI	EUR	773	845,669	843,697	—	(1,972)
Expiring 07/05/23	CITI	EUR	231	252,695	252,127	—	(568)
Expiring 07/05/23	HSBC	EUR	18,751	20,077,344	20,465,925	388,581	—
Expiring 07/05/23	HSBC	EUR	356	382,479	388,559	6,080	—
Expiring 07/05/23	HSBC	EUR	346	370,079	377,644	7,565	—
Expiring 07/05/23	HSBC	EUR	269	288,028	293,603	5,575	—
Expiring 07/05/23	MSI	EUR	232	248,142	253,218	5,076	—
Expiring 07/05/23	SSB	EUR	19,437	21,225,342	21,214,804	—	(10,538)
Expiring 07/19/23	BOA	EUR	391	423,031	427,075	4,044	—
Expiring 07/19/23	BOA	EUR	386	417,000	421,954	4,954	—
Expiring 07/19/23	JPM	EUR	528	578,393	576,620	—	(1,773)
Expiring 08/02/23	HSBC	EUR	1,014	1,101,368	1,108,370	7,002	—
Expiring 08/02/23	HSBC	EUR	323	350,830	353,060	2,230	—
Expiring 12/08/23	HSBC	EUR	39	42,887	42,917	30	—
Hungarian Forint,
Expiring 07/19/23	BOA	HUF	89,843	260,113	261,740	1,627	—
Expiring 07/19/23	HSBC	HUF	368,374	1,033,163	1,073,187	40,024	—
Expiring 07/19/23	JPM	HUF	250,764	708,608	730,551	21,943	—
Expiring 07/19/23	JPM	HUF	245,705	701,814	715,814	14,000	—
Expiring 07/19/23	TD	HUF	390,348	1,121,852	1,137,204	15,352	—
Expiring 08/22/23	JPM	HUF	88,000	255,294	254,256	—	(1,038)
Indian Rupee,
Expiring 09/20/23	CITI	INR	15,477	188,012	188,072	60	—
Expiring 09/20/23	JPM	INR	105,625	1,284,000	1,283,493	—	(507)
Expiring 09/20/23	JPM	INR	24,571	298,133	298,568	435	—
Expiring 09/20/23	MSI	INR	5,307	64,342	64,489	147	—
Expiring 09/20/23	SCL	INR	15,367	186,582	186,729	147	—
Expiring 09/20/23	UAGS	INR	238,236	2,881,725	2,894,898	13,173	—
Expiring 12/20/23	JPM	INR	274,466	3,326,000	3,322,960	—	(3,040)
Indonesian Rupiah,
Expiring 07/03/23	MSI	IDR	159,099	10,639	10,597	—	(42)
Expiring 09/20/23	JPM	IDR	15,790	1,061	1,049	—	(12)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/20/23	MSI	IDR	47,029,861	$3,162,203	$3,122,764	$—	$(39,439)
Expiring 09/20/23	MSI	IDR	11,588,515	775,956	769,473	—	(6,483)
Expiring 09/20/23	SCL	IDR	15,636,717	1,051,614	1,038,271	—	(13,343)
Expiring 09/22/23	SCL	IDR	14,110,193	940,209	936,886	—	(3,323)
Israeli Shekel,
Expiring 09/20/23	BARC	ILS	1,884	531,000	509,788	—	(21,212)
Japanese Yen,
Expiring 07/05/23	BNP	JPY	1,330,719	9,573,644	9,229,026	—	(344,618)
Expiring 07/05/23	BNP	JPY	286,237	2,059,287	1,985,160	—	(74,127)
Expiring 07/05/23	HSBC	JPY	104,700	731,768	726,134	—	(5,634)
Expiring 08/02/23	BNP	JPY	940,483	6,534,534	6,552,219	17,685	—
Expiring 08/02/23	BNP	JPY	187,542	1,303,052	1,306,579	3,527	—
Expiring 08/02/23	JPM	JPY	486,749	3,418,125	3,391,113	—	(27,012)
Expiring 08/02/23	JPM	JPY	97,063	681,609	676,223	—	(5,386)
Malaysian Ringgit,
Expiring 07/20/23	BARC	MYR	704	153,440	151,771	—	(1,669)
Expiring 07/20/23	MSI	MYR	223	48,511	48,147	—	(364)
Mexican Peso,
Expiring 07/14/23	JPM	MXN	10,967	623,554	638,917	15,363	—
Expiring 09/20/23	BARC	MXN	18,080	1,018,045	1,040,064	22,019	—
New Taiwanese Dollar,
Expiring 09/20/23	SCB	TWD	80,119	2,628,237	2,579,073	—	(49,164)
New Zealand Dollar,
Expiring 07/05/23	BARC	NZD	5,991	3,643,239	3,676,700	33,461	—
Expiring 07/05/23	BARC	NZD	4,955	3,013,025	3,040,698	27,673	—
Expiring 07/05/23	BNP	NZD	2,220	1,335,877	1,362,380	26,503	—
Expiring 07/19/23	BOA	NZD	1,211	754,152	743,258	—	(10,894)
Expiring 07/19/23	TD	NZD	339	206,000	208,311	2,311	—
Expiring 07/19/23	TD	NZD	337	206,000	206,921	921	—
Norwegian Krone,
Expiring 07/05/23	CITI	NOK	8,029	713,985	748,134	34,149	—
Expiring 07/05/23	UAGS	NOK	65,957	5,960,669	6,145,959	185,290	—
Expiring 08/02/23	BNP	NOK	9,918	923,422	925,173	1,751	—
Expiring 08/02/23	GSB	NOK	61,168	5,680,656	5,705,994	25,338	—
Expiring 08/02/23	UAGS	NOK	2,797	260,225	260,872	647	—
Peruvian Nuevo Sol,
Expiring 07/03/23	CITI	PEN	533	137,229	146,934	9,705	—
Expiring 07/03/23	DB	PEN	11,280	3,084,204	3,108,615	24,411	—
Expiring 07/10/23	BNP	PEN	10,552	2,894,527	2,905,906	11,379	—
Expiring 07/10/23	CITI	PEN	728	198,010	200,615	2,605	—
Expiring 07/10/23	DB	PEN	533	145,704	146,835	1,131	—
Expiring 07/12/23	CITI	PEN	705	192,303	193,974	1,671	—
Expiring 07/14/23	CITI	PEN	825	225,166	227,022	1,856	—
Expiring 09/11/23	SCL	PEN	526	142,335	144,220	1,885	—
Expiring 09/13/23	BARC	PEN	99	26,976	27,075	99	—
Expiring 09/13/23	DB	PEN	448	122,339	122,833	494	—
Expiring 09/20/23	BARC	PEN	1,012	276,000	277,220	1,220	—
Expiring 09/20/23	DB	PEN	1,597	433,892	437,556	3,664	—
Philippine Peso,
Expiring 09/20/23	JPM	PHP	11,359	202,348	205,079	2,731	—
Polish Zloty,
Expiring 07/19/23	JPM	PLN	1,941	465,000	476,858	11,858	—
Expiring 07/19/23	TD	PLN	1,969	471,000	483,837	12,837	—
Singapore Dollar,
Expiring 09/20/23	GSB	SGD	4,298	3,214,173	3,187,895	—	(26,278)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 09/20/23	MSI	ZAR	12,711	$636,696	$669,795	$33,099	$—
South Korean Won,
Expiring 09/20/23	GSI	KRW	1,080,197	845,000	823,419	—	(21,581)
Expiring 09/20/23	HSBC	KRW	36,345	28,499	27,705	—	(794)
Expiring 09/20/23	MSI	KRW	40,845	31,917	31,136	—	(781)
Swiss Franc,
Expiring 07/19/23	MSI	CHF	500	561,268	559,400	—	(1,868)
Thai Baht,
Expiring 09/20/23	CITI	THB	64,755	1,881,000	1,841,018	—	(39,982)
Expiring 09/20/23	CITI	THB	14,790	418,000	420,477	2,477	—
Expiring 09/20/23	GSB	THB	34	1,000	980	—	(20)
Expiring 09/20/23	JPM	THB	23,294	679,286	662,265	—	(17,021)
Expiring 09/20/23	MSI	THB	10,618	310,141	301,876	—	(8,265)
Expiring 09/20/23	SCL	THB	27,598	800,000	784,639	—	(15,361)
Expiring 09/20/23	SCL	THB	24,105	698,082	685,334	—	(12,748)

				$386,673,266	$386,705,598	1,548,976	(1,516,644)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/05/23	BNP	AUD	2,263	$1,468,585	$1,508,006	$—	$(39,421)
Expiring 07/05/23	JPM	AUD	1,723	1,126,317	1,147,791	—	(21,474)
Expiring 07/05/23	SCL	AUD	1,828	1,194,511	1,217,898	—	(23,387)
Expiring 07/05/23	UAGS	AUD	1,443	944,606	961,330	—	(16,724)
Expiring 07/19/23	MSI	AUD	1,842	1,240,173	1,227,545	12,628	—
Expiring 08/02/23	BNP	AUD	1,057	700,994	705,160	—	(4,166)
Expiring 08/02/23	SCL	AUD	1,053	699,536	702,130	—	(2,594)
Expiring 08/02/23	UAGS	AUD	1,289	853,576	859,758	—	(6,182)
Expiring 08/02/23	UAGS	AUD	167	110,947	111,652	—	(705)
Brazilian Real,
Expiring 07/05/23	CITI	BRL	2,943	612,813	614,002	—	(1,189)
British Pound,
Expiring 07/05/23	BARC	GBP	425	527,566	539,766	—	(12,200)
Expiring 07/05/23	CITI	GBP	59	74,328	74,932	—	(604)
Expiring 07/05/23	GSI	GBP	3,791	4,692,209	4,815,020	—	(122,811)
Expiring 07/05/23	HSBC	GBP	23,847	29,518,821	30,286,072	—	(767,251)
Expiring 07/05/23	HSBC	GBP	4,726	5,850,136	6,002,192	—	(152,056)
Expiring 07/05/23	HSBC	GBP	2,648	3,385,943	3,363,056	22,887	—
Expiring 07/05/23	HSBC	GBP	195	243,006	247,657	—	(4,651)
Expiring 07/05/23	MSI	GBP	394	489,688	500,395	—	(10,707)
Expiring 08/02/23	BARC	GBP	3,791	4,818,356	4,816,034	2,322	—
Expiring 08/02/23	JPM	GBP	25,437	32,168,876	32,312,236	—	(143,360)
Expiring 08/02/23	JPM	GBP	4,980	6,298,047	6,326,114	—	(28,067)
Canadian Dollar,
Expiring 07/05/23	BNP	CAD	651	488,214	491,450	—	(3,236)
Expiring 07/05/23	CITI	CAD	6,075	4,458,370	4,586,358	—	(127,988)
Expiring 07/05/23	CITI	CAD	2,292	1,682,058	1,730,345	—	(48,287)
Expiring 08/02/23	CITI	CAD	4,331	3,270,468	3,271,010	—	(542)
Expiring 08/02/23	CITI	CAD	2,290	1,729,109	1,729,395	—	(286)
Chilean Peso,
Expiring 08/01/23	CITI	CLP	291,022	351,264	361,318	—	(10,054)
Expiring 09/20/23	HSBC	CLP	1,131,288	1,389,192	1,397,322	—	(8,130)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/20/23	HSBC	CLP	938,841	$1,148,676	$1,159,620	$—	$(10,944)
Chinese Renminbi,
Expiring 08/16/23	BARC	CNH	23,795	3,338,130	3,285,515	52,615	—
Expiring 08/16/23	BNP	CNH	35,888	5,193,723	4,955,281	238,442	—
Expiring 08/16/23	BNP	CNH	697	101,909	96,212	5,697	—
Expiring 08/16/23	HSBC	CNH	2,933	413,611	404,977	8,634	—
Expiring 08/16/23	JPM	CNH	28,808	4,168,784	3,977,685	191,099	—
Expiring 08/16/23	JPM	CNH	1,552	217,699	214,293	3,406	—
Expiring 08/16/23	JPM	CNH	735	107,486	101,499	5,987	—
Expiring 08/16/23	SCL	CNH	13,654	1,984,480	1,885,318	99,162	—
Expiring 08/16/23	SCL	CNH	1,952	285,902	269,504	16,398	—
Expiring 08/16/23	UAGS	CNH	594	86,280	81,950	4,330	—
Expiring 08/22/23	BNP	CNH	15,040	2,159,000	2,077,575	81,425	—
Expiring 08/22/23	BNP	CNH	1,877	268,000	259,349	8,651	—
Expiring 08/22/23	GSB	CNH	7,580	1,086,000	1,047,134	38,866	—
Expiring 08/23/23	MSI	CNH	50,530	7,239,227	6,980,793	258,434	—
Expiring 09/20/23	CITI	CNH	15,615	2,191,000	2,162,704	28,296	—
Expiring 09/20/23	SCL	CNH	3,504	491,000	485,270	5,730	—
Danish Krone,
Expiring 07/05/23	BNP	DKK	60	8,644	8,796	—	(152)
Expiring 07/05/23	CITI	DKK	107,957	15,507,999	15,825,952	—	(317,953)
Expiring 07/05/23	CITI	DKK	81,506	11,708,307	11,948,357	—	(240,050)
Expiring 08/02/23	MSI	DKK	78,977	11,597,355	11,598,140	—	(785)
Expiring 08/02/23	MSI	DKK	56,068	8,233,170	8,233,728	—	(558)
Expiring 08/02/23	UAGS	DKK	24,812	3,617,980	3,643,688	—	(25,708)
Expiring 08/02/23	UAGS	DKK	17,614	2,568,469	2,586,720	—	(18,251)
Expiring 10/02/23	HSBC	DKK	24,365	3,600,876	3,591,461	9,415	—
Expiring 10/02/23	HSBC	DKK	15,845	2,354,835	2,335,585	19,250	—
Expiring 01/02/24	BNP	DKK	46,155	6,871,838	6,846,269	25,569	—
Expiring 01/02/24	BNP	DKK	12,078	1,805,333	1,791,494	13,839	—
Expiring 04/02/24	BARC	DKK	23,321	3,484,012	3,477,125	6,887	—
Expiring 04/02/24	BNP	DKK	18,102	2,699,588	2,698,934	654	—
Euro,
Expiring 07/05/23	BNP	EUR	89,050	95,729,016	97,193,894	—	(1,464,878)
Expiring 07/05/23	BNP	EUR	32,517	35,623,723	35,490,934	132,789	—
Expiring 07/05/23	BNP	EUR	820	893,907	894,995	—	(1,088)
Expiring 07/05/23	GSI	EUR	19,437	20,964,613	21,214,804	—	(250,191)
Expiring 07/05/23	MSI	EUR	7,210	7,798,702	7,869,411	—	(70,709)
Expiring 07/05/23	SGP	EUR	42,545	45,767,337	46,436,073	—	(668,736)
Expiring 07/19/23	BNP	EUR	484	538,133	529,091	9,042	—
Expiring 07/19/23	BNYM	EUR	432	476,055	472,271	3,784	—
Expiring 07/19/23	MSI	EUR	476	521,737	519,545	2,192	—
Expiring 08/02/23	BNP	EUR	99,096	108,731,568	108,318,096	413,472	—
Expiring 08/02/23	BNP	EUR	42,277	46,387,973	46,211,574	176,399	—
Expiring 08/02/23	SSB	EUR	19,437	21,255,334	21,246,073	9,261	—
Hungarian Forint,
Expiring 07/19/23	MSI	HUF	170,136	491,000	495,659	—	(4,659)
Expiring 07/19/23	UAG	HUF	83,377	236,070	242,903	—	(6,833)
Expiring 07/19/23	UAG	HUF	75,068	213,930	218,696	—	(4,766)
Expiring 08/22/23	JPM	HUF	16,114	46,151	46,558	—	(407)
Indian Rupee,
Expiring 09/20/23	BOA	INR	162,358	1,959,609	1,972,884	—	(13,275)
Expiring 09/20/23	SCB	INR	109,284	1,320,000	1,327,956	—	(7,956)
Indonesian Rupiah,
Expiring 09/20/23	CITI	IDR	17,201,756	1,144,000	1,142,190	1,810	—

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/22/23	BARC	IDR	37,668	$2,516	$2,501	$15	$—
Expiring 09/22/23	JPM	IDR	52,661	3,500	3,497	3	—
Expiring 09/26/23	MSI	IDR	159,237	10,639	10,573	66	—
Israeli Shekel,
Expiring 09/20/23	BARC	ILS	1,798	502,726	486,658	16,068	—
Expiring 09/20/23	CITI	ILS	1,001	277,000	270,769	6,231	—
Expiring 09/20/23	JPM	ILS	1,726	485,801	467,003	18,798	—
Expiring 09/20/23	UAGS	ILS	1,493	417,143	404,174	12,969	—
Japanese Yen,
Expiring 07/05/23	JPM	JPY	488,826	3,418,125	3,390,189	27,936	—
Expiring 07/05/23	JPM	JPY	97,477	681,609	676,038	5,571	—
Malaysian Ringgit,
Expiring 07/20/23	BNP	MYR	3,215	700,398	693,106	7,292	—
Expiring 07/20/23	SCL	MYR	3,215	699,532	693,116	6,416	—
Mexican Peso,
Expiring 07/14/23	JPM	MXN	1,394	80,956	81,212	—	(256)
Expiring 07/18/23	MSI	MXN	276	15,321	16,066	—	(745)
Expiring 08/16/23	BNP	MXN	8,138	467,395	471,092	—	(3,697)
New Taiwanese Dollar,
Expiring 08/22/23	BNP	TWD	45,379	1,486,317	1,457,963	28,354	—
Expiring 08/22/23	CITI	TWD	59,670	1,954,981	1,917,121	37,860	—
Expiring 08/22/23	CITI	TWD	4,882	159,642	156,838	2,804	—
Expiring 08/22/23	MSI	TWD	40,199	1,325,603	1,291,541	34,062	—
Expiring 08/22/23	MSI	TWD	99	3,232	3,166	66	—
Expiring 09/20/23	GSB	TWD	38,309	1,258,767	1,233,199	25,568	—
Expiring 09/20/23	HSBC	TWD	36,307	1,179,000	1,168,753	10,247	—
Expiring 09/20/23	SCL	TWD	62,424	2,047,504	2,009,474	38,030	—
Expiring 09/20/23	SCL	TWD	41,083	1,347,499	1,322,471	25,028	—
New Zealand Dollar,
Expiring 07/05/23	BARC	NZD	555	333,041	340,441	—	(7,400)
Expiring 07/05/23	BARC	NZD	387	232,377	237,541	—	(5,164)
Expiring 07/05/23	CITI	NZD	985	604,126	604,480	—	(354)
Expiring 07/05/23	MSI	NZD	1,562	945,411	958,633	—	(13,222)
Expiring 07/05/23	MSI	NZD	1,090	659,655	668,880	—	(9,225)
Expiring 07/05/23	SCL	NZD	5,058	3,070,984	3,104,004	—	(33,020)
Expiring 07/05/23	SCL	NZD	3,529	2,142,760	2,165,799	—	(23,039)
Expiring 07/19/23	MSI	NZD	468	291,658	287,413	4,245	—
Expiring 08/02/23	BARC	NZD	5,991	3,642,850	3,676,262	—	(33,412)
Expiring 08/02/23	BARC	NZD	4,955	3,012,703	3,040,335	—	(27,632)
Expiring 08/02/23	BNP	NZD	593	360,612	363,872	—	(3,260)
Norwegian Krone,
Expiring 07/05/23	BNP	NOK	9,928	923,422	925,065	—	(1,643)
Expiring 07/05/23	GSB	NOK	61,229	5,680,655	5,705,327	—	(24,672)
Peruvian Nuevo Sol,
Expiring 07/03/23	CITI	PEN	11,280	2,903,299	3,108,616	—	(205,317)
Expiring 07/03/23	DB	PEN	533	145,780	146,934	—	(1,154)
Expiring 07/10/23	DB	PEN	11,280	3,082,603	3,106,521	—	(23,918)
Expiring 08/01/23	BNP	PEN	10,552	2,890,008	2,899,702	—	(9,694)
Expiring 09/20/23	JPM	PEN	2,880	782,064	788,733	—	(6,669)
Polish Zloty,
Expiring 07/19/23	CITI	PLN	4,125	974,713	1,013,434	—	(38,721)
Expiring 07/19/23	MSI	PLN	3,658	857,278	898,706	—	(41,428)
Singapore Dollar,
Expiring 07/17/23	JPM	SGD	670	507,297	495,945	11,352	—
Expiring 07/17/23	JPM	SGD	470	355,750	347,750	8,000	—

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/20/23	GSI	SGD	6,729	$5,012,092	$4,991,218	$20,874	$—
Expiring 09/20/23	UAGS	SGD	3,714	2,779,005	2,754,765	24,240	—
South African Rand,
Expiring 09/20/23	MSI	ZAR	8,706	442,000	458,772	—	(16,772)
South Korean Won,
Expiring 09/20/23	JPM	KRW	8,288,806	6,395,535	6,318,441	77,094	—
Expiring 09/20/23	JPM	KRW	5,688,377	4,386,472	4,336,171	50,301	—
Expiring 09/20/23	MSI	KRW	457,938	348,000	349,080	—	(1,080)
Expiring 09/20/23	SCL	KRW	16,406,392	12,879,881	12,506,366	373,515	—
Swiss Franc,
Expiring 07/19/23	BNP	CHF	202	227,356	226,093	1,263	—
Thai Baht,
Expiring 09/20/23	JPM	THB	52,996	1,542,155	1,506,714	35,441	—
Expiring 09/20/23	JPM	THB	22,141	633,000	629,494	3,506	—
Expiring 09/20/23	JPM	THB	4	117	114	3	—

				$692,595,745	$694,968,620	2,822,590	(5,195,465)

						$4,371,566	$(6,712,109)

Cross currency exchange contracts outstanding at June 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/23	Buy	EUR	412	HUF	155,758	$—	$(3,321)	HSBC
07/19/23	Buy	EUR	413	HUF	155,592	—	(2,181)	GSI
07/19/23	Buy	EUR	426	HUF	160,290	—	(1,778)	BOA
07/19/23	Buy	EUR	446	CZK	10,588	1,995	—	MSI
07/19/23	Buy	EUR	711	HUF	276,400	—	(28,202)	BOA
07/19/23	Buy	JPY	56,053	EUR	385	—	(30,894)	BOA
07/19/23	Buy	PLN	2,389	EUR	514	25,838	—	BOA
09/20/23	Buy	THB	22,777	CNH	4,703	—	(3,837)	UAGS

						$27,833	$(70,213)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	07/14/23	0.500%(M)	4,932	*	$3,215	$(64)	$3,279	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
General Electric Co.	12/20/23	1.000%(Q)	1,800	0.276%	$(8,877)	$6,686	$ 15,563
General Electric Co.	12/20/23	1.000%(Q)	300	0.276%	(1,841)	1,114	2,955

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Credit default swap agreements outstanding at June 30, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Jaguar Land Rover Automotive	06/20/26	5.000%(Q)	EUR	800	4.641%	$32,468	$9,604	$(22,864)

						$21,750	$17,404	$(4,346)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	12/20/24	1.000%(Q)	140	$(1,482)	$291	$(1,773)	CITI

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bombardier, Inc.	12/20/23	5.000	%(Q)	140	1.245%	$2,679	$2,456	$223	MSI
Federative Republic of Brazil	12/20/23	1.000	%(Q)	200	0.158%	854	(754)	1,608	HSBCNA
International Bank for Reconstruction & Development	03/20/24	0.250	%(Q)	4,770	0.419%	(5,378)	3,398	(8,776)	BOA
Petroleos Mexicanos	12/20/24	1.000	%(Q)	140	3.828%	(5,451)	(3,893)	(1,558)	CITI
Republic of Colombia	06/20/27	1.000	%(Q)	1,100	1.866%	(33,479)	(39,937)	6,458	BNP
Republic of Colombia	06/20/27	1.000	%(Q)	800	1.866%	(24,348)	(21,953)	(2,395)	GSI
Republic of Colombia	06/20/27	1.000	%(Q)	800	1.866%	(24,348)	(21,953)	(2,395)	MSCS
Republic of Columbia	12/20/26	1.000	%(Q)	3,400	1.668%	(70,623)	(64,721)	(5,902)	BNP
Republic of Columbia	12/20/27	1.000	%(Q)	900	2.132%	(39,747)	(68,888)	29,141	MSCS
Republic of Columbia	12/20/27	1.000	%(Q)	400	2.132%	(17,665)	(30,617)	12,952	GSI
Republic of Columbia	12/20/27	1.000	%(Q)	200	2.132%	(8,833)	(15,312)	6,479	BNP
Republic of South Africa	12/20/25	1.000	%(Q)	1,100	1.750%	(18,630)	(31,128)	12,498	GSI
Republic of Turkey	12/20/23	1.000	%(Q)	1,600	2.015%	(7,119)	(29,897)	22,778	BOA
Republic of Turkey	12/20/23	1.000	%(Q)	400	2.015%	(1,780)	(6,589)	4,809	BARC
Republic of Turkey	12/20/23	1.000	%(Q)	200	2.015%	(890)	(3,182)	2,292	BARC
Republic of Turkey	06/20/27	1.000	%(Q)	1,500	4.674%	(181,077)	(272,320)	91,243	BNP

						$(435,835)	$(605,290)	$169,455

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.40	06/20/33	1.000%(Q)	55,200	$780,764	$176,061	$(604,703)
iTraxx Europe Series 39	06/20/33	1.000%(Q)	EUR 12,000	276,600	112,015	(164,585)

				$1,057,364	$288,076	$(769,288)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Credit default swap agreements outstanding at June 30, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.39	12/20/27	1.000%(Q)	6,000	0.636%	$45,299	$89,371	$44,072
CDX.NA.IG.40	06/20/28	1.000%(Q)	86,900	0.660%	765,848	1,326,640	560,792

					$811,147	$1,416,011	$604,864

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	$(714)	$(154,736)	$154,022	DB
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	(216)	(46,547)	46,331	GSI
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	(130)	(37,667)	37,537	ML

					$(1,060)	$(238,950)	$237,890

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Currency swap agreements outstanding at June 30, 2023:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreements:
AUD	8,100	3 Month BBSW plus 42.00 bps(Q)/ 4.771%	5,589	3 Month LIBOR(Q)/ 5.545%	CITI	07/31/29	$14,673	$—	$14,673
AUD	8,000	3 Month BBSW plus 42.25 bps(Q)/ 4.774%	5,520	3 Month LIBOR(Q)/ 5.545%	GSB	08/01/29	15,046	—	15,046

							$29,719	$—	$29,719

Inflation swap agreements outstanding at June 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
EUR	2,940	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	$(156)	$279,738	$279,894
EUR	4,400	09/15/24	3.520%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,494)	(57,899)	(56,405)
EUR	2,100	09/15/24	3.720%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(2,659)	(18,547)	(15,888)
EUR	5,900	09/15/24	3.850%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(35,488)	(35,488)
EUR	1,600	05/15/27	3.000%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	617	56,738	56,121
EUR	700	05/15/27	3.130%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	19,862	19,862
EUR	440	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	64	(72,338)	(72,402)
EUR	3,400	03/15/28	2.260%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	67,979	67,979
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	63	(270,790)	(270,853)
EUR	2,500	08/15/30	2.359%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	11,809	122,568	110,759
EUR	9,500	03/15/31	1.380%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(53,420)	(2,171,746)	(2,118,326)
EUR	2,600	05/15/32	2.600%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	11,934	131,017	119,083
EUR	900	06/15/32	2.570%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	33,420	33,420
EUR	2,200	06/15/32	2.720%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(13,785)	46,223	60,008
EUR	1,400	07/15/32	2.470%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	65,684	65,684
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(398)	93,361	93,759
EUR	1,790	05/15/37	2.488%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,944	(130,094)	(132,038)
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	18	(7,342)	(7,360)
EUR	315	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	896	(92,447)	(93,343)
EUR	300	03/15/52	2.580%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	230	(38,013)	(38,243)
EUR	600	03/15/52	2.590%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(15,034)	(73,968)	(58,934)
EUR	200	04/15/52	2.550%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	246	(24,536)	(24,782)
EUR	260	05/15/52	2.421%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(41,494)	(41,494)
EUR	700	12/15/52	2.590%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(36,181)	(36,181)
EUR	800	04/15/53	2.700%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	5,312	(1,277)	(6,589)
	5,200	02/26/26	2.314%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	513,006	513,006
	5,000	03/05/26	2.419%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	467,767	467,767
	4,000	05/13/26	2.768%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	291,822	291,822
	1,600	05/14/26	2.813%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	113,000	113,000
	2,880	05/25/26	2.703%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	308	216,136	215,828
	300	06/01/26	2.690%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	22,466	22,466
	3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	4,329	(328,347)	(332,676)
	1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(99,013)	(99,013)
	1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(148,070)	(148,070)
	1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(150,937)	(150,937)
	500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(53)	(43,349)	(43,296)
	200	08/26/28	2.573%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	12,314	12,314
	900	09/10/28	2.645%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	48,655	48,655
	2,700	07/25/29	1.998%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	1,353	(342,370)	(343,723)
	3,300	11/20/29	1.883%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,135	(464,328)	(466,463)
	6,000	05/19/30	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,187,851)	(1,187,851)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Inflation swap agreements outstanding at June 30, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements (cont’d):
7,300	02/24/31	2.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$2,591	$787,724	$785,133

				$(43,150)	$(2,446,945)	$(2,403,795)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	9,000	06/17/30	1.250%(S)	6 Month BBSW(1)(S)/ 4.700%	$(139,811)	$1,119,432	$1,259,243
AUD	1,800	09/15/32	4.250%(S)	6 Month BBSW(2)(S)/ 4.700%	(2,137)	(8,323)	(6,186)
AUD	37,300	09/15/32	4.500%(S)	6 Month BBSW(2)(S)/ 4.700%	(51,537)	63,085	114,622
AUD	18,800	03/15/33	4.250%(S)	6 Month BBSW(2)(S)/ 4.700%	263,993	(113,639)	(377,632)
AUD	7,200	06/21/33	4.000%(S)	6 Month BBSW(2)(S)/ 4.700%	20,732	(155,073)	(175,805)
BRL	15,000	01/04/27	6.280%(T)	1 Day BROIS(1)(T)/ 0.051%	—	389,275	389,275
CAD	3,500	03/03/25	1.220%(S)	3 Month CDOR(2)(S)/ 5.395%	—	(201,849)	(201,849)
CAD	98,500	05/10/25	3.500%(A)	1 Day CORRA(2)(A)/ 4.750%	(128,766)	(728,605)	(599,839)
CAD	5,600	06/17/25	1.500%(S)	3 Month CDOR(2)(S)/ 5.395%	(16,973)	(291,165)	(274,192)
CAD	4,470	03/15/28	3.250%(S)	3 Month CDOR(1)(S)/ 5.395%	(13,145)	147,391	160,536
CAD	6,600	12/18/29	1.900%(S)	3 Month CDOR(2)(S)/ 5.395%	51,083	(576,618)	(627,701)
CAD	14,500	06/17/30	1.500%(S)	3 Month CDOR(2)(S)/ 5.395%	41,512	(1,599,214)	(1,640,726)
CAD	2,300	03/15/33	3.250%(S)	3 Month CDOR(1)(S)/ 5.395%	1,216	85,631	84,415
CHF	100	02/10/27	0.294%(A)	3 Month SARON(2)(A)/ 1.707%	(154)	(6,655)	(6,501)
CHF	3,200	02/14/27	0.283%(A)	3 Month SARON(2)(A)/ 1.707%	—	(214,941)	(214,941)
CHF	2,600	02/15/27	0.300%(A)	3 Month SARON(2)(A)/ 1.707%	—	(172,603)	(172,603)
CHF	2,000	05/16/27	0.343%(A)	3 Month SARON(2)(A)/ 1.707%	—	(131,160)	(131,160)
CNH	28,400	03/16/27	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(8,654)	30,757	39,411
CNH	22,000	12/21/27	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(17,443)	18,761	36,204
CNH	41,300	06/21/28	2.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	71,060	94,776	23,716
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)/ 7.150%	—	(117,076)	(117,076)
EUR	26,900	11/21/23	(0.526)%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(688,195)	(688,195)
EUR	4,700	03/30/24	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.900%	(6,906)	(137,321)	(130,415)
EUR	5,900	04/11/24	2.100%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(104,324)	(104,324)
EUR	13,200	04/13/24	2.100%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(236,560)	(236,560)
EUR	1,900	04/26/24	2.250%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(32,106)	(32,106)
EUR	2,100	04/28/24	2.250%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(35,383)	(35,383)
EUR	1,900	05/03/24	2.250%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(32,141)	(32,141)
EUR	3,200	05/17/24	2.100%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(60,451)	(60,451)
EUR	700	08/10/24	0.550%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(33,800)	(33,800)
EUR	200	08/10/24	0.550%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(9,657)	(9,657)
EUR	15,000	11/23/24	1.000%(A)	1 Day EuroSTR(2)(A)/ 3.400%	(337,235)	(766,308)	(429,073)
EUR	2,800	09/20/25	3.500%(A)	6 Month EURIBOR(1)(S)/ 3.900%	(6,536)	18,212	24,748
EUR	28,270	03/19/27	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.900%	167,103	(3,418)	(170,521)
EUR	1,200	04/11/27	0.700%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(131,718)	(131,718)
EUR	1,100	04/11/27	0.700%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(120,742)	(120,742)
EUR	2,600	04/12/27	0.650%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(290,379)	(290,379)
EUR	2,100	04/12/27	0.650%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(234,537)	(234,537)
EUR	1,400	05/11/27	0.650%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(156,394)	(156,394)
EUR	1,400	05/11/27	0.650%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(156,394)	(156,394)
EUR	2,600	05/13/27	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(253,772)	(253,772)
EUR	2,400	05/13/27	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(234,251)	(234,251)
EUR	1,200	05/18/27	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(117,027)	(117,027)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,100	05/18/27	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.900%	$—	$(107,275)	$(107,275)
EUR	96,800	09/20/28	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.900%	(713,728)	(1,006,937)	(293,209)
EUR	5,600	08/15/32	2.879%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(74,871)	(74,871)
EUR	12,550	03/15/33	3.000%(A)	6 Month EURIBOR(1)(S)/ 3.900%	(123,033)	(151,672)	(28,639)
EUR	81,700	09/20/33	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.900%	(176,753)	52,632	229,385
EUR	25,400	09/20/33	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.900%	40,393	16,363	(24,030)
EUR	5,790	09/21/37	2.250%(A)	6 Month EURIBOR(2)(S)/ 3.900%	(369)	(458,071)	(457,702)
EUR	3,540	09/21/42	2.250%(A)	6 Month EURIBOR(2)(S)/ 3.900%	258,344	(296,459)	(554,803)
EUR	450	05/27/50	0.054%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	202,669	202,669
EUR	2,400	11/04/52	0.190%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	1,251,689	1,251,689
EUR	2,500	11/04/52	0.195%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	1,301,019	1,301,019
EUR	4,800	11/08/52	0.197%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	2,494,886	2,494,886
EUR	900	11/17/52	0.064%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	494,215	494,215
EUR	18,800	09/20/53	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.900%	327,484	81,202	(246,282)
EUR	1,900	09/20/53	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.900%	30,082	8,206	(21,876)
GBP	565	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 4.929%	(17,910)	33,339	51,249
GBP	400	09/20/25	4.000%(A)	1 Day SONIA(2)(A)/ 4.929%	(2,883)	(18,213)	(15,330)
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.929%	(144,600)	437,507	582,107
GBP	6,400	09/20/28	3.750%(A)	1 Day SONIA(2)(A)/ 4.929%	(27,996)	(439,368)	(411,372)
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.929%	(94,015)	294,485	388,500
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.929%	(10,753)	69,949	80,702
GBP	46,000	09/20/33	3.500%(A)	1 Day SONIA(2)(A)/ 4.929%	(1,326,384)	(3,725,568)	(2,399,184)
GBP	1,100	09/20/53	3.250%(A)	1 Day SONIA(2)(A)/ 4.929%	(34,825)	(133,515)	(98,690)
INR	160,950	03/15/28	6.500%(S)	1 Month MIBOR(2)(S)/ 6.900%	(512)	15,482	15,994
INR	102,400	03/16/32	6.250%(S)	1 Month MIBOR(1)(S)/ 6.900%	71,663	11,927	(59,736)
JPY	2,520,000	03/16/24	0.000%(A)	1 Day TONAR(2)(A)/ (0.077)%	(6,918)	4,983	11,901
JPY	490,000	06/19/24	0.000%(S)	1 Day TONAR(1)(S)/ (0.077)%	(3,539)	1,727	5,266
JPY	6,590,000	06/17/25	0.000%(S)	1 Day TONAR(1)(S)/ (0.077)%	(58,337)	118,363	176,700
JPY	1,670,000	12/15/26	0.000%(A)	1 Day TONAR(2)(A)/ (0.077)%	(128,026)	(64,357)	63,669
JPY	90,000	12/16/30	0.000%(S)	1 Day TONAR(1)(S)/ (0.077)%	3,750	22,846	19,096
JPY	320,000	08/17/31	0.000%(A)	1 Day TONAR(1)(A)/ (0.077)%	19,746	85,318	65,572
JPY	340,000	12/15/31	0.050%(A)	1 Day TONAR(2)(A)/ (0.077)%	(84,102)	(88,291)	(4,189)
JPY	1,204,000	12/15/31	0.500%(A)	1 Day TONAR(1)(A)/ (0.077)%	23,771	(20,874)	(44,645)
JPY	510,000	03/15/32	0.250%(A)	1 Day TONAR(1)(A)/ (0.077)%	94,872	78,946	(15,926)
JPY	1,930,000	06/19/39	0.400%(S)	1 Day TONAR(2)(S)/ (0.077)%	407,543	(1,032,419)	(1,439,962)
JPY	711,000	12/15/41	0.200%(A)	1 Day TONAR(1)(A)/ (0.077)%	512,045	617,640	105,595
JPY	239,000	03/15/42	0.500%(A)	1 Day TONAR(1)(A)/ (0.077)%	68,982	124,447	55,465
JPY	110,000	12/15/51	0.450%(A)	1 Day TONAR(1)(A)/ (0.077)%	149,145	111,651	(37,494)
JPY	1,430,000	06/15/52	0.800%(A)	1 Day TONAR(2)(A)/ (0.077)%	(174,925)	(613,651)	(438,726)
KRW	43,021,413	03/15/28	3.250%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	240,272	(382,374)	(622,646)
KRW	1,536,138	03/15/33	3.250%(Q)	3 Month KWCDC(1)(Q)/ 3.750%	15,156	16,985	1,829
KRW	5,309,650	09/20/33	3.250%(Q)	3 Month KWCDC(1)(Q)/ 3.750%	43,717	55,981	12,264
MXN	20,200	02/26/25	6.080%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	(73,687)	(73,687)
MXN	25,300	07/07/25	4.870%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	1,422	(135,538)	(136,960)
NOK	9,200	11/12/24	1.993%(A)	6 Month NIBOR(1)(S)/ 4.810%	(4,815)	25,861	30,676
NOK	13,200	03/18/25	1.635%(A)	6 Month NIBOR(1)(S)/ 4.810%	—	68,921	68,921
NZD	750	03/17/24	0.528%(S)	3 Month BBR(2)(Q)/ 5.705%	(12)	(17,127)	(17,115)
NZD	43,500	06/14/24	4.000%(S)	3 Month BBR(2)(Q)/ 5.705%	(54,085)	(466,967)	(412,882)
NZD	20,500	03/20/25	4.750%(S)	3 Month BBR(2)(Q)/ 5.705%	(4,083)	(77,397)	(73,314)
NZD	19,300	03/20/25	5.250%(S)	3 Month BBR(2)(Q)/ 5.705%	(2,943)	(18,250)	(15,307)
NZD	5,100	06/15/27	3.750%(S)	3 Month BBR(2)(Q)/ 5.705%	(34,792)	(125,803)	(91,011)
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)/ 3.814%	10,909	(76,499)	(87,408)
SGD	3,720	03/15/28	3.000%(S)	1 Day SORA(2)(S)/ 4.001%	21,495	(44,226)	(65,721)
THB	208,150	03/15/28	2.250%(Q)	1 Day THOR(1)(Q)/ 1.987%	(14,894)	46,526	61,420
	19,500	07/04/23	4.409%(Q)	3 Month LIBOR(1)(Q)/ 5.545%	—	41,347	41,347
	19,500	07/04/23	4.409%(Q)	1 Month LIBOR(2)(Q)/ 5.218%	—	(38,706)	(38,706)
	27,600	07/06/23	4.433%(Q)	1 Month LIBOR(2)(Q)/ 5.218%	—	(20,205)	(20,205)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
7,400	07/07/23	4.789%(Q)	1 Month LIBOR(2)(Q)/ 5.218%	$—	$(3,064)	$(3,064)
37,200	07/15/23	0.000%(Q)	3 Month LIBOR(2)(Q)/ 5.545%	103,380	(498,898)	(602,278)
37,200	07/15/23	0.000%(Q)	1 Day SOFR(1)(Q)/ 5.090%	(102,276)	500,896	603,172
2,400	07/20/23	1.630%(S)	3 Month LIBOR(2)(Q)/ 5.545%	—	(12,476)	(12,476)
17,700	07/27/23	4.427%(Q)	1 Month LIBOR(2)(Q)/ 5.218%	—	(13,073)	(13,073)
11,250	08/25/23	0.000%(Q)	3 Month LIBOR(1)(Q)/ 5.545%	(154,109)	155,576	309,685
11,250	08/25/23	0.000%(Q)	1 Day SOFR(2)(Q)/ 5.090%	157,571	(156,045)	(313,616)
13,000	08/31/23	0.000%(Q)	3 Month LIBOR(1)(Q)/ 5.545%	(183,310)	182,278	365,588
13,000	08/31/23	0.000%(Q)	1 Day SOFR(2)(Q)/ 5.090%	187,696	(180,684)	(368,380)
27,600	09/06/23	4.433%(Q)	3 Month LIBOR(1)(Q)/ 5.545%	—	83,639	83,639
7,400	09/07/23	4.789%(Q)	3 Month LIBOR(1)(Q)/ 5.545%	—	16,100	16,100
11,200	09/15/23	0.000%(Q)	3 Month LIBOR(1)(Q)/ 5.545%	(138,073)	158,881	296,954
11,200	09/15/23	0.000%(Q)	1 Day SOFR(2)(Q)/ 5.090%	145,355	(156,477)	(301,832)
56,700	09/15/23	1.250%(S)	3 Month LIBOR(1)(Q)/ 5.545%	—	629,781	629,781
17,700	09/15/23	1.500%(S)	3 Month LIBOR(2)(Q)/ 5.545%	—	(185,700)	(185,700)
17,700	09/27/23	4.427%(Q)	3 Month LIBOR(1)(Q)/ 5.545%	—	54,943	54,943
7,400	03/07/24	4.789%(Q)	1 Day SOFR(1)(Q)/ 5.090%	—	32,838	32,838
7,400	03/07/24	4.789%(Q)	1 Day SOFR(2)(Q)/ 5.090%	—	(39,830)	(39,830)
27,600	06/15/24	1.750%(A)	1 Day SOFR(2)(A)/ 5.090%	(764,665)	(974,768)	(210,103)
14,900	06/30/24	2.965%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(345,061)	(345,061)
12,100	06/30/24	2.968%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(279,811)	(279,811)
11,250	08/25/24	1.298%(S)	1 Day SOFR(1)(Q)/ 5.090%	719	545,470	544,751
13,000	08/31/24	1.249%(S)	1 Day SOFR(1)(Q)/ 5.090%	(13)	634,056	634,069
27,600	09/06/24	4.433%(Q)	1 Day SOFR(1)(Q)/ 5.090%	—	290,500	290,500
27,600	09/06/24	4.433%(Q)	1 Day SOFR(2)(Q)/ 5.090%	2,304	(327,993)	(330,297)
17,700	09/27/24	4.427%(Q)	1 Day SOFR(2)(Q)/ 5.090%	—	(209,316)	(209,316)
17,700	09/27/24	4.427%(Q)	1 Day SOFR(1)(Q)/ 5.090%	—	179,289	179,289
19,500	10/04/24	4.409%(Q)	1 Day SOFR(2)(Q)/ 5.090%	—	(246,432)	(246,432)
19,500	10/04/24	4.409%(Q)	1 Day SOFR(1)(Q)/ 5.090%	—	257,180	257,180
7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(6,342)	(6,342)
9,328	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.090%	—	20,993	20,993
21,087	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.090%	—	38,358	38,358
34,400	03/31/25	4.159%(A)	1 Day SOFR(1)(A)/ 5.090%	(77,321)	478,812	556,133
2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)/ 5.080%	—	97,525	97,525
71,600	05/13/25	3.150%(A)	1 Day SOFR(1)(A)/ 5.090%	117,945	832,492	714,547
4,400	05/13/25	3.200%(A)	1 Day SOFR(1)(A)/ 5.090%	(1,240)	49,121	50,361
680	06/21/25	3.750%(A)	1 Day SOFR(2)(A)/ 5.090%	(5,228)	(13,868)	(8,640)
56,384	12/20/25	4.250%(A)	1 Day SOFR(1)(A)/ 5.090%	(189,980)	123,126	313,106
10,800	12/20/25	4.250%(A)	1 Day SOFR(1)(A)/ 5.090%	(43,780)	23,584	67,364
24,700	11/30/26	2.965%(A)	1 Day SOFR(1)(A)/ 5.090%	1,715	1,245,257	1,243,542
11,200	12/15/26	1.250%(S)	1 Day SOFR(1)(Q)/ 5.090%	(101,725)	1,180,233	1,281,958
56,700	12/15/26	1.250%(S)	1 Day SOFR(1)(Q)/ 5.090%	(594,548)	5,359,573	5,954,121
1,930	08/31/27	3.178%(A)	1 Day SOFR(2)(A)/ 5.090%	(6,172)	(66,921)	(60,749)
37,200	01/15/28	0.400%(S)	1 Day SOFR(2)(Q)/ 5.090%	(360,266)	(6,218,590)	(5,858,324)
800	03/10/28	3.800%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(8,399)	(8,399)
1,290	06/21/28	3.250%(A)	1 Day SOFR(1)(A)/ 5.090%	17,820	39,215	21,395
3,900	10/03/28	3.752%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(7,391)	(7,391)
3,900	10/03/28	3.850%(A)	1 Day SOFR(2)(A)/ 5.090%	—	9,512	9,512
3,900	10/05/28	3.810%(A)	1 Day SOFR(2)(A)/ 5.090%	—	3,054	3,054
10,200	11/21/28	1.840%(S)	1 Day SOFR(1)(Q)/ 5.090%	—	974,303	974,303
17,700	12/15/28	1.500%(S)	1 Day SOFR(2)(Q)/ 5.090%	274,265	(2,106,473)	(2,380,738)
16,319	12/20/28	3.750%(A)	1 Day SOFR(1)(A)/ 5.090%	(190,353)	(45,366)	144,987
2,400	01/20/29	1.630%(S)	1 Day SOFR(2)(Q)/ 5.090%	—	(289,774)	(289,774)
2,220	06/15/29	1.000%(A)	1 Day SOFR(2)(A)/ 5.090%	(184,834)	(330,394)	(145,560)
4,700	06/30/29	3.454%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(84,547)	(84,547)
4,300	06/30/29	3.898%(A)	1 Day SOFR(2)(A)/ 5.090%	—	23,594	23,594
500	09/08/29	3.050%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(24,547)	(24,547)
2,000	09/09/29	3.100%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(91,973)	(91,973)
1,000	02/22/30	3.470%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(20,473)	(20,473)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,700	06/22/30	3.500%(A)	1 Day SOFR(2)(A)/ 5.090%	$—	$(21,991)	$(21,991)
100	12/20/30	3.500%(A)	1 Day SOFR(1)(A)/ 5.090%	(774)	216	990
12,400	11/15/31	1.695%(A)	1 Day SOFR(2)(A)/ 5.090%	(17,982)	(1,927,623)	(1,909,641)
4,500	06/15/32	1.750%(A)	1 Day SOFR(1)(A)/ 5.090%	512,251	632,913	120,662
4,600	11/15/32	3.048%(A)	1 Day SOFR(1)(A)/ 5.090%	(2,420)	213,184	215,604
3,500	11/15/32	3.070%(A)	1 Day SOFR(1)(A)/ 5.090%	—	156,513	156,513
3,430	11/15/32	3.083%(A)	1 Day SOFR(1)(A)/ 5.090%	—	149,702	149,702
4,500	11/15/32	3.086%(A)	1 Day SOFR(1)(A)/ 5.090%	43,267	195,173	151,906
5,900	11/15/32	3.089%(A)	1 Day SOFR(1)(A)/ 5.090%	—	254,458	254,458
3,000	11/15/32	3.106%(A)	1 Day SOFR(1)(A)/ 5.090%	—	125,262	125,262
4,100	11/15/32	3.139%(A)	1 Day SOFR(1)(A)/ 5.090%	—	160,234	160,234
3,300	11/15/32	3.173%(A)	1 Day SOFR(1)(A)/ 5.090%	(1,418)	119,995	121,413
3,400	11/15/32	3.174%(A)	1 Day SOFR(1)(A)/ 5.090%	—	123,259	123,259
4,575	12/20/33	3.500%(A)	1 Day SOFR(1)(A)/ 5.090%	(23,268)	(22,738)	530
15,800	02/13/34	3.085%(A)	1 Day SOFR(2)(A)/ 5.090%	(117,955)	(404,235)	(286,280)
3,000	10/03/38	3.445%(A)	1 Day SOFR(1)(A)/ 5.090%	—	1,078	1,078
3,000	10/03/38	3.533%(A)	1 Day SOFR(1)(A)/ 5.090%	—	(29,107)	(29,107)
3,100	10/05/38	3.490%(A)	1 Day SOFR(1)(A)/ 5.090%	—	(15,349)	(15,349)
9,500	06/15/52	1.750%(A)	1 Day SOFR(2)(A)/ 5.090%	(2,362,442)	(2,566,764)	(204,322)
1,500	09/16/52	2.906%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(99,873)	(99,873)
900	06/21/53	2.750%(A)	1 Day SOFR(1)(A)/ 5.090%	69,890	74,907	5,017
900	10/03/53	3.165%(A)	1 Day SOFR(2)(A)/ 5.090%	—	1,866	1,866
900	10/03/53	3.240%(A)	1 Day SOFR(2)(A)/ 5.090%	—	14,508	14,508
1,000	10/05/53	3.203%(A)	1 Day SOFR(2)(A)/ 5.090%	—	9,370	9,370
2,100	11/21/53	1.888%(S)	1 Day SOFR(2)(Q)/ 5.090%	—	(594,589)	(594,589)
5,000	12/20/53	3.250%(A)	1 Day SOFR(2)(A)/ 5.090%	152,280	117,995	(34,285)
7,000	02/13/54	2.865%(A)	1 Day SOFR(1)(A)/ 5.090%	132,585	304,931	172,346

				$(4,722,148)	$(9,456,899)	$(4,734,751)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
MYR	11,443	04/05/24	3.635%(Q)	3 Month KLIBOR(1)(Q)/ 3.450%	$(694)	$(2,047)	$1,353	GSB
MYR	32,434	03/15/28	3.500%(Q)	3 Month KLIBOR(1)(Q)/ 3.450%	46,974	(11,746)	58,720	BOA
MYR	8,512	03/15/28	3.500%(Q)	3 Month KLIBOR(1)(Q)/ 3.450%	12,328	(3,323)	15,651	BNP
MYR	6,305	03/15/28	3.500%(Q)	3 Month KLIBOR(1)(Q)/ 3.450%	9,131	(2,132)	11,263	GSI
MYR	6,660	03/15/28	3.750%(Q)	3 Month KLIBOR(1)(Q)/ 3.450%	(5,973)	(19,529)	13,556	SCL
MYR	7,458	05/05/28	3.545%(Q)	3 Month KLIBOR(1)(Q)/ 3.450%	8,427	—	8,427	GSB
MYR	12,610	03/15/33	3.750%(Q)	3 Month KLIBOR(1)(Q)/ 3.450%	30,362	(3,613)	33,975	BOA
MYR	3,202	03/15/33	3.750%(Q)	3 Month KLIBOR(1)(Q)/ 3.450%	7,710	6,690	1,020	GSB

					$108,265	$(35,700)	$143,965

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Total return swap agreements outstanding at June 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill(M)/ 5.180%	JPM	02/15/24	1,574	$(31,191)	$—	$(31,191)
Bloomberg Commodity Index Total Return(Q)	3 Month U.S. Treasury Bill(Q)/5.180%	BOA	03/28/24	20,026	(2,926)	—	(2,926)
Bloomberg Commodity Index(T)	–	BNP	02/15/24	3,854	(3,909)	—	(3,909)
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/5.180%	SGP	02/15/24	303	(6,006)	—	(6,006)
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 5.180%	ML	02/15/24	1,301	(25,792)	—	(25,792)
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 5.180%	GSI	02/15/24	2,214	(12,820)	—	(12,820)
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 5.180%	BNP	02/15/24	2,896	(57,402)	—	(57,402)
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/5.180%	BNP	02/15/24	7,618	(158,393)	—	(158,393)
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/5.180%	GSI	02/15/24	26,576	(552,548)	—	(552,548)
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/5.180%	BNP	02/15/24	68,057	(1,349,454)	—	(1,349,454)
CBOE SKEW Index(T)	–	GSI	02/15/24	3,507	89,149	—	89,149
Citigroup Civics 3 Total Return Index(T)	3 Month U.S. Treasury Bill(M)/5.180%	CITI	02/15/24	16,472	(335,603)	—	(335,603)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +19bps(M)/ 5.270%	MSI	09/06/23	5,048	(739)	—	(739)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +25bps(M)/ 5.330%	MSI	09/06/23	5,269	(744)	—	(744)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +27bps(M)/ 5.350%	JPM	09/13/23	5,712	(849)	—	(849)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +19.5bps(M)/ 5.275%	MSI	10/04/23	7,391	(1,083)	—	(1,083)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +20bps(M)/ 5.280%	MSI	01/24/24	1,317	(193)	—	(193)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +33bps(M)/ 5.410%	JPM	04/03/24	8,965	(1,347)	—	(1,347)
European Refined Margin, fixed price $ 11.62(T)(3)	–	MSCS	12/31/23	1	845	—	845
European Refined Margin, fixed price $ 15.07(T)(3)	–	BNP	12/31/23	(2)	4,441	—	4,441
European Refined Margin, fixed price $ 7.94(T)(3)	–	GSI	12/31/23	2	10,838	—	10,838

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Total return swap agreements outstanding at June 30, 2023 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
European Refined Margin, fixed price $8.00(T)(3)	–	MSCS	12/31/23	1	$7,154	$—	$7,154
European Refined Margin, fixed price $8.03(T)(3)	–	JPM	12/31/23	2	10,678	67	10,611
European Refined Margin, fixed price $8.60(T)(3)	–	BNP	12/31/23	1	2,097	(201)	2,298
European Refined Margin, fixed price $9.78(T)(3)	–	JPM	12/31/23	(2)	(887)	—	(887)
Gas-Crude Oil Spread, fixed price $18.20(T)(3)	–	BNP	07/31/23	—(r)	(126)	—	(126)
Gas-Crude Oil Spread, fixed price $24.25(T)(3)	–	BNP	09/30/23	—(r)	(1,499)	—	(1,499)
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)/ 5.090%	BOA	09/20/23	(8,600)	(35,106)	—	(35,106)
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)/ 5.090%	BNP	09/20/23	(7,375)	(63,209)	—	(63,209)
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)/ 5.090%	BNP	03/20/24	(16,100)	(128,646)	—	(128,646)
Jet Fuel Spread, fixed price $19.00(T)(3)	–	BNP	07/31/23	—(r)	260	—	260
Jet Fuel Spread, fixed price $26.60(T)(3)	–	BNP	09/30/23	—(r)	1,699	—	1,699
JPMorgan Custom Commodity Index(M)	–	JPM	12/29/23	5,862	—	—	—
JPMorgan Custom Commodity Index(M)	–	JPM	02/15/24	12,057	(68,223)	—	(68,223)
LME Copper Future, pay strike 9.150%(T)(4)	–	CITI	09/06/23	45	2,188	—	2,188
London Gold Market Fixing Ltd. PM, pay fixed price $1712.00(T)(3)	–	JPM	10/19/23	—(r)	94,499	—	94,499
London Gold Market Fixing Ltd. PM, pay fixed price $1946.50(T)(3)	–	JPM	01/04/24	1	15,620	—	15,620
London Gold Market Fixing Ltd. PM, pay fixed price $2027.00(T)(3)	–	BNP	01/24/24	—(r)	(826)	—	(826)
London Gold Market Fixing Ltd. PM, pay strike 4.162%(T)(4)	–	GSI	01/30/24	109	2,078	—	2,078
London Gold Market Fixing Ltd. PM, pay strike 6.325%(T)(4)	–	JPM	04/10/26	6,083	159,216	—	159,216
London Gold Market Fixing Ltd. PM, pay strike 6.970%(T)(4)	–	JPM	08/02/24	138	5,545	—	5,545
Mont Belvieu LDH Propane, fixed price $0.80(T)(3)	–	JPM	12/31/23	(284)	64,219	—	64,219
Mont Belvieu LDH Propane, fixed price $0.95(T)(3)	–	ML	12/31/23	284	(106,670)	—	(106,670)
PIMCO Custom Commodity Basket Index(T)	–	CIBC	02/15/24	28,450	(293,136)	—	(293,136)
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(T)/ 4.580%	GSI	09/20/23	(10,871)	(250,944)	—	(250,944)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Total return swap agreements outstanding at June 30, 2023 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +16bps(T)/ 5.240%	GSI	08/01/23	10,060	$(291,378)	$—	$(291,378)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.370%(T)	MSCS	07/06/23	5,000	(54,312)	—	(54,312)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.370%(T)	MSCS	07/06/23	10,000	(60,908)	—	(60,908)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.370%(T)	MSCS	07/06/23	15,000	(105,744)	—	(105,744)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.370%(T)	MSCS	07/06/23	15,000	(152,665)	—	(152,665)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.240%(T)	MSCS	07/24/23	5,000	(42,417)	—	(42,417)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.240%(T)	MSCS	07/24/23	5,000	(74,155)	—	(74,155)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.240%(T)	MSCS	07/24/23	8,000	(67,867)	—	(67,867)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.240%(T)	MSCS	07/24/23	15,000	(362,990)	—	(362,990)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.240%(T)	MSCS	07/24/23	25,000	(685,110)	—	(685,110)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +15bps(T)/ 5.240%	MSCS	02/23/24	5,000	(33,689)	—	(33,689)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +15bps(T)/ 5.240%	MSCS	02/23/24	5,000	(39,837)	—	(39,837)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +15bps(T)/ 5.240%	MSCS	02/23/24	5,000	(35,822)	—	(35,822)

					$(5,026,639)	$(134)	$(5,026,505)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(3)

Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.

(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$12,902	$(892,749)	$1,075,994	$(5,519,964)

Reverse repurchase agreement outstanding at June 30, 2023:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at June 30, 2023
HSBC	2.800%	06/29/23	$1,810,123	07/28/23	$1,814,029

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

During the reporting period ended June 30, 2023, Advanced Strategies held a reverse repurchase agreement for two days during the period with an average value of $1,810,123 and a daily weighted average interest rate of 0.00%. The settlement of the reverse repurchase agreement was not until after the reporting period and there was no interest rate accrual during the period. In addition, sovereign bond with a market value of $1,895,447 have been segregated as collateral to cover the requirement for the reverse repurchase agreement outstanding at period end.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BRC	$1,313,000	$—
CGM	106,000	3,611,996
GS	8,652,879	4,776,600
MSC	8,926,000	44,660,990

Total	$18,997,879	$53,049,586

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$150,817,030	$—	$—
Fixed Income	460,527,229	—	—
Common Stocks	1,974,474,639	894,558,228	581,739
Preferred Stocks	344,400	2,904,644	—
Unaffiliated Exchange-Traded Funds	297,320,180	—	—
Asset-Backed Securities
Automobiles	—	2,621,929	—
Collateralized Loan Obligations	—	141,892,026	—
Home Equity Loans	—	21,902,865	—
Residential Mortgage-Backed Securities	—	45,292,803	—
Student Loans	—	1,871,807	—
Commercial Mortgage-Backed Securities	—	18,135,785	—
Corporate Bonds	—	225,067,345	—
Floating Rate and Other Loans	—	5,381,117	—
Foreign Treasury Obligations	—	44,971,188	—
Municipal Bonds	—	2,097,199	—
Residential Mortgage-Backed Securities	—	104,099,593	—
Sovereign Bonds	—	239,914,271	—
U.S. Government Agency Obligations	—	263,365,492	—
U.S. Treasury Obligations	—	576,196,030	—
Short-Term Investments
Affiliated Mutual Funds	870,272,414	—	—
Commercial Paper	—	9,806,887	—
Foreign Treasury Obligation	—	3,286,700	—
Repurchase Agreements	—	217,100,000	—
U.S. Treasury Obligations	—	205,771,621	—
Options Purchased	—	59,973,040	—

Total	$3,753,755,892	$3,086,210,570	$581,739

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Liabilities
Options Written	$(1,800,759)	$(4,535,261)	$(83)

Other Financial Instruments*
Assets
Financial Futures Contracts	$14,475,145	$—	$—
Commodity Futures Contracts	2,697,380	—	—
OTC Forward Foreign Currency Exchange Contracts	—	4,371,566	—
OTC Cross Currency Exchange Contracts	—	27,833	—
Centrally Cleared Credit Default Swap Agreements	—	623,382	—
OTC Credit Default Swap Agreements	—	3,533	3,215
OTC Currency Swap Agreements	—	29,719	—
Centrally Cleared Inflation Swap Agreements	—	3,376,560	—
Centrally Cleared Interest Rate Swap Agreements	—	27,542,366	—
OTC Interest Rate Swap Agreements	—	114,932	—
OTC Total Return Swap Agreements	—	470,526	—

Total	$17,172,525	$36,560,417	$3,215

Liabilities
Forward Commitment Contracts	$—	$(73,154,058)	$—
Financial Futures Contracts	(6,157,120)	—	—
Commodity Futures Contracts	(1,014,752)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(6,712,109)	—
OTC Cross Currency Exchange Contracts	—	(70,213)	—
Centrally Cleared Credit Default Swap Agreements	—	(792,152)	—
OTC Credit Default Swap Agreements	—	(441,910)	—
Centrally Cleared Inflation Swap Agreements	—	(5,780,355)	—
Centrally Cleared Interest Rate Swap Agreements	—	(32,277,117)	—
OTC Interest Rate Swap Agreements	—	(6,667)	—
OTC Total Return Swap Agreements	—	(5,497,165)	—

Total	$(7,171,872)	$(124,731,746)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (3.7% represents investments purchased with collateral from securities on loan)	24.3%
U.S. Treasury Obligations	12.9
Unaffiliated Exchange-Traded Funds	4.9
U.S. Government Agency Obligations	4.3
Sovereign Bonds	3.9
Banks	3.6
Repurchase Agreements	3.5
Software	3.4
Pharmaceuticals	2.7
Semiconductors & Semiconductor Equipment	2.5
Residential Mortgage-Backed Securities	2.4
Collateralized Loan Obligations	2.3
Financial Services	2.3
Health Care Equipment & Supplies	2.1
Insurance	1.9
Oil, Gas & Consumable Fuels	1.9
Technology Hardware, Storage & Peripherals	1.5
Interactive Media & Services	1.4

Broadline Retail	1.4%
Health Care Providers & Services	1.4
Machinery	1.3
Chemicals	1.1
Hotels, Restaurants & Leisure	1.0
Options Purchased	1.0
Specialized REITs	0.9
Residential REITs	0.9
Capital Markets	0.8
Electronic Equipment, Instruments & Components	0.8
Aerospace & Defense	0.8
Foreign Treasury Obligations	0.7
Diversified Financial Services	0.7
Ground Transportation	0.7
Consumer Staples Distribution & Retail	0.6
Textiles, Apparel & Luxury Goods	0.6
Multi-Utilities	0.6
Automobiles	0.6
Industrial Conglomerates	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Specialty Retail	0.6%
Food Products	0.5
Life Sciences Tools & Services	0.5
Trading Companies & Distributors	0.5
Electric Utilities	0.5
Tobacco	0.5
Biotechnology	0.5
Entertainment	0.4
Beverages	0.4
IT Services	0.4
Media	0.4
Air Freight & Logistics	0.4
Oil & Gas	0.4
Diversified Telecommunication Services	0.4
Construction & Engineering	0.4
Household Products	0.4
Electrical Equipment	0.4
Personal Care Products	0.4
Home Equity Loans	0.4
Construction Materials	0.4
Industrial REITs	0.3
Professional Services	0.3
Retail REITs	0.3
Commercial Mortgage-Backed Securities	0.3
Building Products	0.3
Metals & Mining	0.2
Commercial Services & Supplies	0.2
Electric	0.2
Real Estate Management & Development	0.2
Passenger Airlines	0.2
Containers & Packaging	0.2
Commercial Paper	0.2
Communications Equipment	0.2
Hotel & Resort REITs	0.1
Automobile Components	0.1
Wireless Telecommunication Services	0.1
Office REITs	0.1
Telecommunications	0.1
Diversified REITs	0.1
Household Durables	0.1
Auto Manufacturers	0.1
Retail	0.1
Airlines	0.1
Energy Equipment & Services	0.1
Pipelines	0.1
Foods	0.1
Health Care REITs	0.1
Transportation	0.1
Internet	0.1
Consumer Finance	0.1
Commercial Services	0.1
Trucking & Leasing	0.1
Marine Transportation	0.0	*
Multi-National	0.0	*
Municipal Bonds	0.0	*
Lodging	0.0	*
Student Loans	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*

Transportation Infrastructure	0.0	*%
Home Builders	0.0	*
Auto Parts & Equipment	0.0	*
Building Materials	0.0	*
Real Estate	0.0	*
Paper & Forest Products	0.0	*
Gas Utilities	0.0	*
Semiconductors	0.0	*
Leisure Products	0.0	*
Health Care Technology	0.0	*
Healthcare-Services	0.0	*
Mining	0.0	*
Cosmetics/Personal Care	0.0	*
Gas	0.0	*
Packaging & Containers	0.0	*
Leisure Time	0.0	*
Investment Companies	0.0	*
Healthcare-Products	0.0	*
Computers	0.0	*
Machinery-Diversified	0.0	*
Housewares	0.0	*
Oil & Gas Services	0.0	*

	112.1
Options Written	(0.1)
Liabilities in excess of other assets	(12.0)

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$2,697,380	*	Due from/to broker-variation margin futures	$1,014,752	*
Commodity contracts	Premiums paid for OTC swap agreements	67		Premiums received for OTC swap agreements	201
Commodity contracts	—	—		Options written outstanding, at value	1,662,154
Commodity contracts	Unrealized appreciation on OTC swap agreements	470,660		Unrealized depreciation on OTC swap agreements	3,007,411
Credit contracts	Due from/to broker-variation margin swaps	623,382	*	Due from/to broker-variation margin swaps	792,152	*
Credit contracts	Premiums paid for OTC swap agreements	6,145		Premiums received for OTC swap agreements	850,158
Credit contracts	—	—		Options written outstanding, at value	83
Credit contracts	Unrealized appreciation on OTC swap agreements	431,650		Unrealized depreciation on OTC swap agreements	22,799
Equity contracts	Due from/to broker-variation margin futures	8,470,230	*	—	—
Equity contracts	Unaffiliated investments	57,358,692		—	—
Equity contracts	—	—		Unrealized depreciation on OTC swap agreements	4,955
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	27,833		Unrealized depreciation on OTC cross currency exchange contracts	70,213
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,371,566		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,712,109
Interest rate contracts	Due from/to broker-variation margin futures	6,004,915	*	Due from/to broker-variation margin futures	6,157,120	*
Interest rate contracts	Due from/to broker-variation margin swaps	30,918,926	*	Due from/to broker-variation margin swaps	38,057,472	*
Interest rate contracts	Premiums paid for OTC swap agreements	6,690		Premiums received for OTC swap agreements	42,390
Interest rate contracts	Unaffiliated investments	2,614,348		Options written outstanding, at value	4,673,866
Interest rate contracts	Unrealized appreciation on OTC swap agreements	173,684		Unrealized depreciation on OTC swap agreements	2,484,799

		$114,176,168			$65,552,634

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$(22,664)	$318,297	$400,159	$—	$(14,916,163)
Credit contracts	(757,299)	836,042	—	—	(1,031,208)
Equity contracts	—	—	30,517,931	—	1,023,439
Foreign exchange contracts	—	—	—	(3,333,552)	—
Interest rate contracts	(925,376)	1,583,341	(577,354)	—	(20,412,642)

Total	$(1,705,339)	$2,737,680	$30,340,736	$(3,333,552)	$(35,336,574)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$20,024	$(187,617)	$760,291	$—	$(3,024,053)
Credit contracts	357,686	(166,343)	—	—	362,376
Equity contracts	15,580,165	—	19,801,001	—	38,234
Foreign exchange contracts	—	—	—	124,808	—
Interest rate contracts	839,460	(1,053,998)	(3,023,597)	—	18,690,407

Total	$16,797,335	$(1,407,958)	$17,537,695	$124,808	$16,066,964

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 69,051,847
Options Written (2)	359,843,455
Futures Contracts - Long Positions (2)	1,155,638,836
Futures Contracts - Short Positions (2)	664,826,985
Forward Foreign Currency Exchange Contracts - Purchased (3)	297,330,445
Forward Foreign Currency Exchange Contracts - Sold (3)	597,214,577
Cross Currency Exchange Contracts (4)	7,598,818
Interest Rate Swap Agreements (2)	1,707,847,847
Credit Default Swap Agreements - Buy Protection (2)	85,078,102
Credit Default Swap Agreements - Sell Protection (2)	100,078,141
Currency Swap Agreements (2)	11,109,000
Total Return Swap Agreements (2)	396,508,618
Inflation Swap Agreements (2)	140,141,808

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	N/A	$222,292,722	$(222,292,722)	$—

Repurchase Agreement	BOS	78,100,000	(78,100,000)	—

Repurchase Agreement	DB	71,700,000	(71,700,000)	—

Repurchase Agreement	GS	8,100,000	(8,100,000)	—

Repurchase Agreements	JPS	59,200,000	(59,200,000)	—

Reverse Repurchase Agreement	HSBC	(1,814,029)	1,814,029	—

		$437,578,693

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC(4)	$24,341	$ (26,093)	$ (1,752)	$—	$ (1,752)
BARC(5-a)	136,474	(62,216)	74,258	—	74,258
BARC(5-b)	27,673	(35,032)	(7,359)	—	(7,359)
BNP(4)	10,305	(231)	10,074	—	10,074
BNP(5-a)	1,742,839	(3,534,370)	(1,791,531)	1,432,142	(359,389)
BNP(5-b)	215,435	(1,843,480)	(1,628,045)	1,628,045	—
BNYM(4)	3,784	—	3,784	—	3,784
BOA(3)	—	(2,926)	(2,926)	2,926	—
BOA(4)	39,861	(96,749)	(56,888)	—	(56,888)
BOA(5-a)	424,917	(749,632)	(324,715)	284,185	(40,530)
BOA(5-b)	—	(117,896)	(117,896)	117,896	—
CIBC(5-b)	—	(293,136)	(293,136)	293,136	—
CITI(4)	97,104	(47,134)	49,970	—	49,970
CITI(5-a)	176,582	(743,973)	(567,391)	567,391	—
CITI(5-b)	11,893	(625,398)	(613,505)	613,505	—
DB(4)	61,275	—	61,275	—	61,275
DB(5-a)	50,225	(70,602)	(20,377)	20,377	—
DB(5-b)	1,828,141	(2,935,331)	(1,107,190)	978,796	(128,394)
GSB(5-a)	147,207	(325,888)	(178,681)	156,234	(22,447)
GSB(5-b)	—	(69,468)	(69,468)	43,023	(26,445)
GSI(4)	24,153	(947,724)	(923,571)	923,571	—
GSI(5-a)	36,713	(88,225)	(51,512)	51,512	—
GSI(5-b)	148,396	(611,915)	(463,519)	463,519	—
HSBC(4)	65,185	(38,224)	26,961	—	26,961
HSBC(5-a)	518,802	(773,679)	(254,877)	69,361	(185,516)
HSBC(5-b)	13,915	(156,707)	(142,792)	142,792	—
HSBCNA(5-a)	1,608	(754)	854	—	854
JPM(4)	166,693	(11,072)	155,621	—	155,621
JPM(5-a)	501,408	(216,165)	285,243	(285,243)	—
JPM(5-b)	402,446	(167,197)	235,249	(235,249)	—
ML(5-b)	37,537	(170,129)	(132,592)	130,824	(1,768)
MSCS(5-a)	33,061	(102,985)	(69,924)	—	(69,924)
MSCS(5-b)	7,999	(1,715,516)	(1,707,517)	1,707,517	—
MSI(4)	315,272	(123,818)	191,454	(60,000)	131,454
MSI(5-a)	34,341	(109,537)	(75,196)	75,196	—
MSI(5-b)	5,076	(16,788)	(11,712)	—	(11,712)
NWM(5-a)	—	(5,104)	(5,104)	—	(5,104)
SCB(4)	—	(57,120)	(57,120)	—	(57,120)

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

SCL(5-a)	$582,394	$(113,324)	$469,070	$(469,070)	$—
SCL(5-b)	—	(33,020)	(33,020)	—	(33,020)
SGP(5-b)	—	(674,742)	(674,742)	524,286	(150,456)
SSB(4)	9,261	(18,513)	(9,252)	—	(9,252)
TD(4)	35,149	—	35,149	—	35,149
UAG(4)	2,164	(11,599)	(9,435)	—	(9,435)
UAGS(5-a)	247,454	(53,156)	194,298	(194,298)	—
UAGS(5-b)	—	(18,251)	(18,251)	18,251	—

	$8,187,083	$(17,814,819)	$(9,627,736)	$9,000,625	$(627,111)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income (Core Plus)
(5-a)	PIMCO (International Hedge)
(5-b)	PIMCO (Real Return)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value, including securities on loan of $222,292,722:
Unaffiliated investments (cost $5,220,718,189)	$5,358,931,528
Affiliated investments (cost $1,461,281,257)	1,481,616,673
Foreign currency, at value (cost $31,084,923)	30,434,228
Cash	490,671
Receivable for investments sold	232,870,579
Deposit with broker for centrally cleared/exchange-traded derivatives	18,997,879
Dividends and interest receivable	14,517,996
Tax reclaim receivable	7,575,866
Due from broker-variation margin futures	6,438,856
Unrealized appreciation on OTC forward foreign currency exchange contracts	4,371,566
Unrealized appreciation on OTC swap agreements	1,075,994
Due from broker-variation margin swaps	402,256
Receivable for Portfolio shares sold	242,428
Receivable from affiliate	48,456
Unrealized appreciation on OTC cross currency exchange contracts	27,833
Premiums paid for OTC swap agreements	12,902
Prepaid expenses and other assets	423,428

Total Assets	7,158,479,139

LIABILITIES
Payable for investments purchased	725,309,969
Payable to broker for collateral for securities on loan	225,358,063
Forward commitment contracts, at value (proceeds receivable $73,457,598)	73,154,058
Unrealized depreciation on OTC forward foreign currency exchange contracts	6,712,109
Options written outstanding, at value (premiums received $3,103,965)	6,336,103
Unrealized depreciation on OTC swap agreements	5,519,964
Payable to affiliate	2,850,647
Cash segregated from counterparty — OTC	2,563,000
Accrued expenses and other liabilities	2,257,538
Reverse repurchase agreements	1,814,029
Management fee payable	1,657,051
Premiums received for OTC swap agreements	892,749
Foreign capital gains tax liability accrued	368,726
Payable for Portfolio shares purchased	175,401
Distribution fee payable	159,610
Unrealized depreciation on OTC cross currency exchange contracts	70,213
Affiliated transfer agent fee payable	707

Total Liabilities	1,055,199,937

NET ASSETS	$6,103,279,202

Net assets were comprised of:
Partners’ Equity	$6,103,279,202

Net asset value and redemption price per share, $6,103,279,202 / 248,446,543 outstanding shares of beneficial interest	$24.57

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,065,693 foreign withholding tax, of which $207,218 is reimbursable by an affiliate)	$39,780,606
Interest income (net of $49 foreign withholding tax)	38,432,906
Affiliated dividend income	15,857,644
Income from securities lending, net (including affiliated income of $466,828)	493,354

Total income	94,564,510

EXPENSES
Management fee	19,452,796
Distribution fee	7,293,578
Custodian and accounting fees	580,782
Trustees’ fees	53,368
Audit fee	45,126
Professional fees	31,760
Shareholders’ reports	10,154
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	4,004
Miscellaneous	85,732

Total expenses	27,557,300
Less: Fee waiver and/or expense reimbursement	(1,305,325)

Net expenses	26,251,975

NET INVESTMENT INCOME (LOSS)	68,312,535

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $5,138,789) (net of foreign capital gains taxes $(22,836))	29,788,876
Futures transactions	30,340,736
Forward and cross currency contract transactions	(3,333,552)
Options written transactions	2,737,680
Swap agreements transactions	(35,336,574)
Foreign currency transactions	(1,350,793)

22,846,373

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $18,952,444) (net of change in foreign capital gains taxes $73,047)	341,541,019
Futures	17,537,695
Forward and cross currency contracts	124,808
Options written	(1,407,958)
Swap agreements	16,066,964
Foreign currencies	(1,989,854)

371,872,674

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	394,719,047

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$463,031,582

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$68,312,535	$119,845,590
Net realized gain (loss) on investment and foreign currency transactions	22,846,373	21,532,072
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	371,872,674	(1,547,254,052)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	463,031,582	(1,405,876,390)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,611,506 and 29,803,612 shares, respectively]	203,962,094	682,640,329
Portfolio shares purchased [16,968,559 and 88,955,155 shares, respectively]	(399,906,086)	(2,050,257,779)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(195,943,992)	(1,367,617,450)

TOTAL INCREASE (DECREASE)	267,087,590	(2,773,493,840)
NET ASSETS:
Beginning of period	5,836,191,612	8,609,685,452

End of period	$6,103,279,202	$5,836,191,612

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$22.73		$27.25	$23.95	$21.63	$17.75		$18.85

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27		0.42	0.27	0.22	0.36		0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.57		(4.94)	3.03	2.10	3.52		(1.42)

Total from investment operations	1.84		(4.52)	3.30	2.32	3.88		(1.10)

Capital Contributions	—		—	—	—	—	(b)(c)(d)	—	(c)(d)

Net Asset Value, end of period	$24.57		$22.73	$27.25	$23.95	$21.63		$17.75

Total Return(e)	8.14%		(16.62)%	13.83%	10.68%	21.86	%(f)	(5.84	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,103		$5,836	$8,610	$8,621	$8,758		$7,630
Average net assets (in millions)	$6,032		$6,884	$8,754	$7,816	$8,488		$8,883
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.88	%(h)	0.87%	0.85%	0.87%	0.87%		0.88%
Expenses before waivers and/or expense reimbursement	0.92	%(h)	0.91%	0.89%	0.91%	0.91%		0.91%
Net investment income (loss)	2.28	%(h)	1.74%	1.06%	1.06%	1.79%		1.69%
Portfolio turnover rate(i)(j)	144%		537%	467%	728%	390%		255%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 83.4%
AFFILIATED MUTUAL FUNDS — 23.2%
Domestic Equity — 10.0%
AST ClearBridge Dividend Growth Portfolio*	7,520,129	$219,813,359
AST Emerging Markets Equity Portfolio*	889,669	7,757,916
AST Large-Cap Growth Portfolio*	7,193,393	472,030,456
AST Large-Cap Value Portfolio*	4,687,763	210,199,284
AST Small-Cap Growth Portfolio*	1,926,853	128,578,920
AST Small-Cap Value Portfolio*	3,712,674	127,307,605
AST T. Rowe Price Natural Resources Portfolio*	533,218	15,202,053

		1,180,889,593

Fixed Income — 13.2%
AST High Yield Portfolio*	538,281	6,163,320
AST PGIM Fixed Income Central Portfolio*	151,236,183	1,539,584,343

		1,545,747,663

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,536,755,802)(wd)		2,726,637,256

COMMON STOCKS — 40.7%
Aerospace & Defense — 0.7%
Airbus SE (France)	6,880	994,722
Airbus SE (France), ADR	14,962	540,727
Axon Enterprise, Inc.*	1,500	292,680
BAE Systems PLC (United Kingdom)	188,340	2,220,764
Boeing Co. (The)*(a)	12,746	2,691,445
Dassault Aviation SA (France)	6,562	1,314,704
General Dynamics Corp.	37,706	8,112,446
Hexcel Corp.	21,332	1,621,659
Howmet Aerospace, Inc.	138,637	6,870,850
Huntington Ingalls Industries, Inc.	836	190,274
L3Harris Technologies, Inc.	4,322	846,118
Lockheed Martin Corp.	25,338	11,665,108
MTU Aero Engines AG (Germany)	14,399	3,734,656
Northrop Grumman Corp.	32,273	14,710,033
Raytheon Technologies Corp.	178,655	17,501,044
Rolls-Royce Holdings PLC (United Kingdom)*	498,923	959,430
Safran SA (France)	20,372	3,192,490
Textron, Inc.	47,482	3,211,208
Thales SA (France)	12,134	1,818,024
TransDigm Group, Inc.	1,199	1,072,110

		83,560,492

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	2,788	263,048
DSV A/S (Denmark)	10,650	2,236,943
Expeditors International of Washington, Inc.	3,764	455,933
FedEx Corp.	39,474	9,785,605
Sankyu, Inc. (Japan)	16,400	542,815
SG Holdings Co. Ltd. (Japan)	25,200	359,460
United Parcel Service, Inc. (Class B Stock)	42,921	7,693,589

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics (cont’d.)
Yamato Holdings Co. Ltd. (Japan)	57,300	$1,038,609

		22,376,002

Automobile Components — 0.1%
Aptiv PLC*	13,397	1,367,700
BorgWarner, Inc.	120,106	5,874,385
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	41,246	1,584,671

		8,826,756

Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	73,441	9,033,763
BYD Co. Ltd. (China) (Class H Stock)	17,000	545,099
Ferrari NV (Italy)	22,879	7,480,239
Ford Motor Co.	574,936	8,698,782
General Motors Co.	275,983	10,641,904
Honda Motor Co. Ltd. (Japan)	79,200	2,399,274
Isuzu Motors Ltd. (Japan)	49,900	605,349
Kia Corp. (South Korea)	6,207	418,110
Mahindra & Mahindra Ltd. (India)	48,062	853,936
Maruti Suzuki India Ltd. (India)	3,286	393,002
Mazda Motor Corp. (Japan)	641,100	6,195,712
Mercedes-Benz Group AG (Germany)	122,725	9,878,293
Stellantis NV	164,850	2,898,194
Subaru Corp. (Japan)	37,000	696,850
Tesla, Inc.*	193,153	50,561,661
Toyota Motor Corp. (Japan)	224,000	3,600,148

		114,900,316

Banks — 1.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	383,856	5,966,369
ANZ Group Holdings Ltd. (Australia)	163,998	2,596,054
Bank Central Asia Tbk PT (Indonesia)	3,291,635	2,018,755
Bank Hapoalim BM (Israel)	140,293	1,156,939
Bank Leumi Le-Israel BM (Israel)	54,415	407,764
Bank of America Corp.	563,726	16,173,299
Bank of China Ltd. (China) (Class H Stock)	773,000	310,354
Bank of Ireland Group PLC (Ireland)	61,933	591,302
Barclays PLC (United Kingdom)	3,130,930	6,116,558
BNP Paribas SA (France)	14,906	940,657
CaixaBank SA (Spain)	246,891	1,022,700
China Construction Bank Corp. (China) (Class H Stock)*	1,506,000	975,020
Citigroup, Inc.	284,613	13,103,583
Citizens Financial Group, Inc.	216,448	5,644,964
Comerica, Inc.	3,067	129,918
Commerzbank AG (Germany)	67,589	749,282
Commonwealth Bank of Australia (Australia)	18,498	1,238,382
Concordia Financial Group Ltd. (Japan)	100,900	394,505
Credicorp Ltd. (Peru)	3,088	455,912
DBS Group Holdings Ltd. (Singapore)	170,600	3,983,985
DNB Bank ASA (Norway)	57,659	1,078,264
East West Bancorp, Inc.	18,328	967,535

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Emirates NBD Bank PJSC (United Arab Emirates)	65,181	$265,334
Erste Group Bank AG (Austria)	15,627	548,162
Fifth Third Bancorp	15,474	405,574
Hana Financial Group, Inc. (South Korea)	14,962	446,653
HDFC Bank Ltd. (India), ADR	41,383	2,884,395
HSBC Holdings PLC (United Kingdom)	1,787,656	14,154,379
Huntington Bancshares, Inc.	33,457	360,666
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	423,000	226,056
ING Groep NV (Netherlands)	439,738	5,928,371
Intesa Sanpaolo SpA (Italy)	903,628	2,369,087
Israel Discount Bank Ltd. (Israel) (Class A Stock)	192,773	963,062
JPMorgan Chase & Co.	230,858	33,575,988
KB Financial Group, Inc. (South Korea)	10,364	376,158
KBC Group NV (Belgium)	53,346	3,723,595
KeyCorp	21,747	200,942
Komercni Banka A/S (Czech Republic)	17,853	544,330
M&T Bank Corp.	4,112	508,901
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,009,800	7,443,310
Mizrahi Tefahot Bank Ltd. (Israel)	11,660	389,907
National Australia Bank Ltd. (Australia)	32,783	576,583
NatWest Group PLC (United Kingdom)	797,839	2,438,588
Nedbank Group Ltd. (South Africa)	38,762	470,860
Nordea Bank Abp (Finland)	600,819	6,544,528
NU Holdings Ltd. (Brazil) (Class A Stock)*	275,477	2,173,514
Oversea-Chinese Banking Corp. Ltd. (Singapore)	204,600	1,861,244
PNC Financial Services Group, Inc. (The)	60,759	7,652,596
Regions Financial Corp.	21,747	387,532
Sberbank of Russia PJSC (Russia)^	192,384	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	96,270	1,064,771
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	20,000	709,512
Svenska Handelsbanken AB (Sweden) (Class A Stock)	47,363	396,535
Swedbank AB (Sweden) (Class A Stock)	50,157	846,456
Tisco Financial Group PCL (Thailand)	149,700	409,964
Truist Financial Corp.	315,906	9,587,747
U.S. Bancorp	205,944	6,804,390
UniCredit SpA (Italy)	342,798	7,971,279
United Overseas Bank Ltd. (Singapore)	76,000	1,577,096
Wells Fargo & Co.	576,093	24,587,649
Zions Bancorp NA	3,624	97,341

		217,495,156

Beverages — 0.6%
Brown-Forman Corp. (Class B Stock)	4,043	269,992
Coca-Cola Co. (The)	469,954	28,300,630
Constellation Brands, Inc. (Class A Stock)	3,713	913,881

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Diageo PLC (United Kingdom), ADR(a)	6,462	$1,121,028
Heineken Holding NV (Netherlands)	6,962	605,848
Heineken NV (Netherlands)	3,782	388,928
Keurig Dr. Pepper, Inc.	19,238	601,572
Kirin Holdings Co. Ltd. (Japan)(a)	71,700	1,047,012
Molson Coors Beverage Co. (Class B Stock)	4,322	284,560
Monster Beverage Corp.*	17,286	992,908
PepsiCo, Inc.	152,048	28,162,331
Pernod Ricard SA (France)	13,161	2,908,248

		65,596,938

Biotechnology — 0.7%
AbbVie, Inc.	246,141	33,162,577
Amgen, Inc.	34,074	7,565,109
Argenx SE (Netherlands), ADR*	5,506	2,145,853
Biogen, Inc.*	20,543	5,851,674
CSL Ltd.	3,921	726,086
Exact Sciences Corp.*	46,800	4,394,520
Gilead Sciences, Inc.	139,447	10,747,180
Incyte Corp.*	4,182	260,330
Moderna, Inc.*	7,528	914,652
Regeneron Pharmaceuticals, Inc.*	8,466	6,083,160
United Therapeutics Corp.*	5,800	1,280,350
Vertex Pharmaceuticals, Inc.*	36,850	12,967,883

		86,099,374

Broadline Retail — 1.0%
Alibaba Group Holding Ltd. (China)*	64,400	670,393
Amazon.com, Inc.*	763,242	99,496,227
Dollarama, Inc. (Canada)	5,828	394,707
eBay, Inc.	104,586	4,673,948
Etsy, Inc.*	2,788	235,893
JD.com, Inc. (China) (Class A Stock)	13,285	226,570
MercadoLibre, Inc. (Brazil)*	6,364	7,538,795
Next PLC (United Kingdom)	7,326	642,389
Vipshop Holdings Ltd. (China), ADR*	19,810	326,865

		114,205,787

Building Products — 0.2%
A.O. Smith Corp.	3,067	223,216
AGC, Inc. (Japan)	12,300	442,504
Allegion PLC	2,091	250,962
Assa Abloy AB (Sweden) (Class B Stock)	47,346	1,138,054
Builders FirstSource, Inc.*(a)	6,900	938,400
Carrier Global Corp.(a)	166,602	8,281,785
Cie de Saint-Gobain (France)	84,190	5,126,026
Johnson Controls International PLC	80,555	5,489,018
Masco Corp.	5,158	295,966
Nibe Industrier AB (Sweden) (Class B Stock)	97,862	930,507
Trane Technologies PLC	18,113	3,464,292

		26,580,730

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	242,381	6,007,887
Ameriprise Financial, Inc.	14,268	4,739,259

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Bank of New York Mellon Corp. (The)	173,257	$7,713,402
BlackRock, Inc.	7,224	4,992,795
Blackstone, Inc.	7,213	670,593
Cboe Global Markets, Inc.	2,509	346,267
Charles Schwab Corp. (The)	60,036	3,402,841
CME Group, Inc.	19,431	3,600,370
Daiwa Securities Group, Inc. (Japan)	81,400	419,455
Deutsche Bank AG (Germany)	517,823	5,443,754
Deutsche Boerse AG (Germany)	15,828	2,922,079
FactSet Research Systems, Inc.	836	334,943
Franklin Resources, Inc.	6,413	171,291
Goldman Sachs Group, Inc. (The)	46,339	14,946,181
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	64,216	2,433,081
IG Group Holdings PLC (United Kingdom)	62,630	538,859
Intercontinental Exchange, Inc.	57,976	6,555,926
Invesco Ltd.	353,909	5,949,210
Julius Baer Group Ltd. (Switzerland)	11,789	743,975
LPL Financial Holdings, Inc.	28,700	6,240,241
Macquarie Group Ltd. (Australia)	77,040	9,166,824
MarketAxess Holdings, Inc.	836	218,547
Moody’s Corp.	32,068	11,150,685
Morgan Stanley	123,538	10,550,145
MSCI, Inc.	1,912	897,283
Nasdaq, Inc.	23,407	1,166,839
Northern Trust Corp.	9,138	677,491
Raymond James Financial, Inc.	4,461	462,918
S&P Global, Inc.	47,588	19,077,553
Singapore Exchange Ltd. (Singapore)	540,800	3,851,147
State Street Corp.	94,725	6,931,976
T. Rowe Price Group, Inc.(a)	11,599	1,299,320
UBS Group AG (Switzerland)	92,064	1,866,015
Virtu Financial, Inc. (Class A Stock)	288,200	4,925,338

		150,414,490

Chemicals — 0.7%
Air Products & Chemicals, Inc.	15,692	4,700,225
Albemarle Corp.	2,788	621,975
Arkema SA (France)	4,060	382,844
Celanese Corp.	16,770	1,941,966
CF Industries Holdings, Inc.	4,600	319,332
Corteva, Inc.	16,310	934,563
Dow, Inc.	16,189	862,226
DuPont de Nemours, Inc.	21,438	1,531,531
Eastman Chemical Co.	23,069	1,931,337
Ecolab, Inc.	24,516	4,576,892
FMC Corp.	2,927	305,403
International Flavors & Fragrances, Inc.	5,855	465,999
Linde PLC	55,604	21,189,572
LyondellBasell Industries NV (Class A Stock)	74,785	6,867,507
Mosaic Co. (The)	27,310	955,850
Nitto Denko Corp. (Japan)	12,100	898,131
Nutrien Ltd. (Canada)	13,937	822,806
PPG Industries, Inc.	95,103	14,103,775
Sherwin-Williams Co. (The)	16,637	4,417,456
Shin-Etsu Chemical Co. Ltd. (Japan)	108,000	3,609,139

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Solvay SA (Belgium)	52,567	$5,878,041
UPL Ltd. (India)	69,360	582,492
Yara International ASA (Brazil)	68,243	2,411,155

		80,310,217

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	595,068	5,721,920
Cintas Corp.	2,091	1,039,394
Copart, Inc.*	77,479	7,066,860
Dai Nippon Printing Co. Ltd. (Japan)	81,600	2,317,900
Republic Services, Inc.	14,320	2,193,394
Rollins, Inc.	20,432	875,103
Serco Group PLC (United Kingdom)	191,371	378,600
Waste Management, Inc.	19,206	3,330,704

		22,923,875

Communications Equipment — 0.3%
Arista Networks, Inc.*	36,147	5,857,983
Cisco Systems, Inc.	494,918	25,607,057
F5, Inc.*	1,394	203,887
Juniper Networks, Inc.	7,528	235,852
Motorola Solutions, Inc.	3,764	1,103,906

		33,008,685

Construction & Engineering — 0.1%
Eiffage SA (France)	17,741	1,852,313
Obayashi Corp. (Japan)	46,200	399,553
Quanta Services, Inc.	3,206	629,819
Vinci SA (France)	83,064	9,651,654
WillScot Mobile Mini Holdings Corp.*	49,166	2,349,643

		14,882,982

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	80,000	212,847
Heidelberg Materials AG (Germany)	8,955	736,447
Holcim AG*	40,320	2,717,860
Martin Marietta Materials, Inc.	17,828	8,231,009
Vulcan Materials Co.	13,733	3,095,967

		14,994,130

Consumer Finance — 0.2%
AEON Financial Service Co. Ltd. (Japan)	60,000	535,974
American Express Co.	70,823	12,337,367
Capital One Financial Corp.	19,369	2,118,387
Discover Financial Services	6,073	709,630
Synchrony Financial	175,215	5,943,293

		21,644,651

Consumer Staples Distribution & Retail — 0.7%
BIM Birlesik Magazalar A/S (Turkey)	47,758	312,914
BJ’s Wholesale Club Holdings, Inc.*	10,500	661,605
Carrefour SA (France)	38,585	731,214
Coles Group Ltd. (Australia)	224,545	2,757,163
Costco Wholesale Corp.	40,739	21,933,063
Dollar General Corp.	17,033	2,891,863
Dollar Tree, Inc.*	4,740	680,190

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Endeavour Group Ltd. (Australia)	304,525	$1,281,649
J Sainsbury PLC (United Kingdom)	241,720	826,315
Kesko OYJ (Finland) (Class B Stock)	103,117	1,941,924
Koninklijke Ahold Delhaize NV (Netherlands)	266,967	9,101,712
Kroger Co. (The)	99,546	4,678,662
Loblaw Cos. Ltd. (Canada)	9,470	866,972
Performance Food Group Co.*	23,752	1,430,820
Seven & i Holdings Co. Ltd. (Japan)	10,100	436,342
Sysco Corp.	37,881	2,810,770
Target Corp.	10,455	1,379,014
Tesco PLC (United Kingdom)	1,542,479	4,865,822
US Foods Holding Corp.*	61,200	2,692,800
Walgreens Boots Alliance, Inc.(a)	68,589	1,954,101
Wal-Mart de Mexico SAB de CV (Mexico)	182,133	722,382
Walmart, Inc.	132,792	20,872,247
Woolworths Group Ltd. (Australia)	77,122	2,043,442

		87,872,986

Containers & Packaging — 0.1%
Amcor PLC	34,990	349,200
Avery Dennison Corp.	1,812	311,301
Ball Corp.	7,249	421,964
Berry Global Group, Inc.	44,200	2,843,828
International Paper Co.	8,364	266,059
Packaging Corp. of America	2,230	294,717
Sealed Air Corp.	3,346	133,840
Transcontinental, Inc. (Canada) (Class A Stock)	24,229	268,124
Westrock Co.	59,052	1,716,642

		6,605,675

Distributors — 0.1%
Genuine Parts Co.	7,146	1,209,317
LKQ Corp.	112,019	6,527,347
Pool Corp.	976	365,649

		8,102,313

Diversified Consumer Services — 0.0%
Service Corp. International(a)	23,135	1,494,290

Diversified REITs — 0.0%
Charter Hall Group (Australia)	37,236	266,939
GPT Group (The) (Australia)	131,680	364,370
Nomura Real Estate Master Fund, Inc. (Japan)	1,622	1,870,789
Stockland (Australia)	140,197	376,889

		2,878,987

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	1,010,808	16,122,388
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	676,100	826,014
Deutsche Telekom AG (Germany)	88,686	1,934,997
Elisa OYJ (Finland)	8,725	465,779
Hellenic Telecommunications Organization SA (Greece)	35,927	615,898

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
HKT Trust & HKT Ltd. (Hong Kong), UTS	1,132,000	$1,318,069
Koninklijke KPN NV (Netherlands)	1,128,683	4,029,369
Proximus SADP (Belgium)	127,166	948,310
Spark New Zealand Ltd. (New Zealand)	278,896	872,750
Swisscom AG (Switzerland)	6,622	4,133,061
Telefonica Deutschland Holding AG (Germany)	1,237,033	3,481,643
Telefonica SA (Spain)	107,325	435,735
Telkom Indonesia Persero Tbk PT (Indonesia)	3,463,100	926,458
Telstra Group Ltd. (Australia)	232,776	667,764
Verizon Communications, Inc.	261,149	9,712,131

		46,490,366

Electric Utilities — 0.6%
Alliant Energy Corp.	5,716	299,976
American Electric Power Co., Inc.	11,570	974,194
CK Infrastructure Holdings Ltd. (Hong Kong)	100,500	533,060
Constellation Energy Corp.	33,391	3,056,946
Duke Energy Corp.	60,564	5,435,013
Edison International	19,282	1,339,135
Endesa SA (Spain)(a)	158,332	3,402,179
Enel SpA (Italy)	488,506	3,293,715
Entergy Corp.	66,140	6,440,052
Evergy, Inc.	5,297	309,451
Eversource Energy	7,946	563,530
Exelon Corp.	22,444	914,369
FirstEnergy Corp.	28,646	1,113,756
Fortum OYJ (Finland)	27,720	370,963
Iberdrola SA (Spain)	104,055	1,358,834
NextEra Energy, Inc.	277,192	20,567,646
NRG Energy, Inc.	164,797	6,161,760
PG&E Corp.*	558,483	9,650,586
Pinnacle West Capital Corp.(a)	2,509	204,383
Power Assets Holdings Ltd. (Hong Kong)	72,000	377,963
PPL Corp.	17,147	453,710
Southern Co. (The)	24,617	1,729,344
SSE PLC (United Kingdom)	97,455	2,285,329
Terna - Rete Elettrica Nazionale (Italy)	84,045	716,834
Verbund AG (Austria)	4,800	385,083
Xcel Energy, Inc.	34,816	2,164,511

		74,102,322

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	243,293	9,571,354
Acuity Brands, Inc.(a)	26,400	4,305,312
AMETEK, Inc.	9,224	1,493,181
Eaton Corp. PLC	67,963	13,667,359
Emerson Electric Co.	51,383	4,644,509
Fuji Electric Co. Ltd. (Japan)	8,900	391,823
Generac Holdings, Inc.*	1,533	228,616
Hubbell, Inc.	3,700	1,226,772
Legrand SA (France)	16,053	1,592,519
Mitsubishi Electric Corp. (Japan)	38,500	544,269

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Prysmian SpA (Italy)	29,749	$1,244,213
Rockwell Automation, Inc.	10,009	3,297,465
Schneider Electric SE	24,021	4,364,057
Vertiv Holdings Co.	238,900	5,917,553

		52,489,002

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	21,560	1,831,522
Azbil Corp. (Japan)	12,600	398,790
CDW Corp.	7,006	1,285,601
Corning, Inc.	65,037	2,278,897
Hamamatsu Photonics KK (Japan)	8,400	412,384
Hirose Electric Co. Ltd. (Japan)	10,900	1,451,165
Hon Hai Precision Industry Co. Ltd. (Taiwan)	272,000	988,921
Ibiden Co. Ltd. (Japan)	6,900	392,592
Jabil, Inc.	20,700	2,234,151
Keyence Corp. (Japan)	7,835	3,722,853
Keysight Technologies, Inc.*	22,479	3,764,109
Omron Corp. (Japan)	8,100	497,355
Samsung SDI Co. Ltd. (South Korea)	4,783	2,442,365
Shimadzu Corp. (Japan)	73,200	2,262,510
TD SYNNEX Corp.	17,400	1,635,600
TE Connectivity Ltd.	7,388	1,035,502
Teledyne Technologies, Inc.*	976	401,243
Trimble, Inc.*	5,716	302,605
Yokogawa Electric Corp. (Japan)	149,400	2,765,564
Zebra Technologies Corp. (Class A Stock)*	1,087	321,567

		30,425,296

Energy Equipment & Services — 0.2%
Baker Hughes Co.	180,412	5,702,823
Halliburton Co.	222,641	7,344,927
Schlumberger NV	160,563	7,886,854

		20,934,604

Entertainment — 0.4%
Activision Blizzard, Inc.*	60,368	5,089,022
Capcom Co. Ltd. (Japan)	10,400	412,261
Electronic Arts, Inc.	62,555	8,113,383
Kingsoft Corp. Ltd. (China)	57,800	228,458
Konami Group Corp. (Japan)	60,600	3,177,927
Live Nation Entertainment, Inc.*	19,746	1,799,058
NCSoft Corp. (South Korea)	1,395	314,146
NetEase, Inc. (China), ADR	9,785	946,112
Netflix, Inc.*	47,324	20,845,749
Nintendo Co. Ltd. (Japan)	65,600	2,990,594
Take-Two Interactive Software, Inc.*	3,485	512,853
Toho Co. Ltd. (Japan)	16,400	624,668
Walt Disney Co. (The)*	77,921	6,956,787
Warner Bros Discovery, Inc.*	51,264	642,850

		52,653,868

Financial Services — 1.2%
Adyen NV (Netherlands), 144A*	601	1,040,732
Berkshire Hathaway, Inc. (Class B Stock)*	120,346	41,037,986

	Shares	Value

COMMON STOCKS (continued)
Financial Services (cont’d.)
EXOR NV (Netherlands)	5,525	$493,242
Fidelity National Information Services, Inc.	138,901	7,597,885
Fiserv, Inc.*	14,198	1,791,078
FleetCor Technologies, Inc.*	1,812	454,957
Global Payments, Inc.	6,073	598,312
Investor AB (Sweden) (Class A Stock)	27,109	542,542
Jack Henry & Associates, Inc.(a)	1,673	279,943
Mastercard, Inc. (Class A Stock)	97,827	38,475,359
ORIX Corp. (Japan)	70,400	1,283,828
PayPal Holdings, Inc.*	159,808	10,663,988
Shift4 Payments, Inc. (Class A Stock)*(a)	21,156	1,436,704
Visa, Inc. (Class A Stock)(a)	130,438	30,976,416

		136,672,972

Food Products — 0.6%
Archer-Daniels-Midland Co.	107,205	8,100,410
Associated British Foods PLC (United Kingdom)	20,540	520,132
AVI Ltd. (South Africa)	73,036	263,730
Bunge Ltd.	3,200	301,920
Campbell Soup Co.(a)	4,600	210,266
Conagra Brands, Inc.	11,152	376,045
General Mills, Inc.(a)	19,582	1,501,939
Gruma SAB de CV (Mexico) (Class B Stock)	29,237	469,462
Hershey Co. (The)	51,543	12,870,287
Hormel Foods Corp.	6,691	269,112
J.M. Smucker Co. (The)(a)	2,370	349,978
Kellogg Co.	5,855	394,627
Kraft Heinz Co. (The)	17,983	638,396
Lamb Weston Holdings, Inc.	74,796	8,597,800
McCormick & Co., Inc.	22,960	2,002,801
Mondelez International, Inc. (Class A Stock)	197,052	14,372,973
Mowi ASA (Norway)	123,513	1,959,662
Nestle SA	125,973	15,153,495
Orkla ASA (Norway)	51,408	369,646
Tyson Foods, Inc. (Class A Stock)	6,691	341,509
Viscofan SA (Spain)	3,522	243,439
WH Group Ltd. (Hong Kong), 144A	3,350,000	1,784,123
Wilmar International Ltd. (China)	1,408,200	3,967,201

		75,058,953

Gas Utilities — 0.1%
APA Group (Australia), UTS	100,522	650,373
Atmos Energy Corp.	3,206	372,986
Enagas SA (Spain)	18,644	366,422
Tokyo Gas Co. Ltd. (Japan)	187,300	4,086,440
UGI Corp.	195,495	5,272,500

		10,748,721

Ground Transportation — 0.3%
CSX Corp.	254,615	8,682,372
J.B. Hunt Transport Services, Inc.	1,812	328,026
Norfolk Southern Corp.	31,383	7,116,409
Old Dominion Freight Line, Inc.	2,091	773,147

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation (cont’d.)
Ryder System, Inc.	19,903	$1,687,575
TFI International, Inc. (Canada)	12,279	1,399,315
Uber Technologies, Inc.*	345,474	14,914,113
Union Pacific Corp.	27,584	5,644,238

		40,545,195

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	196,949	21,471,380
Align Technology, Inc.*	1,617	571,836
Baxter International, Inc.	138,722	6,320,174
Becton, Dickinson & Co.	11,688	3,085,749
Boston Scientific Corp.*	198,581	10,741,246
Cochlear Ltd. (Australia)	4,192	642,248
Cooper Cos., Inc. (The)	976	374,228
DENTSPLY SIRONA, Inc.	40,919	1,637,578
Dexcom, Inc.*	47,738	6,134,810
Edwards Lifesciences Corp.*	55,680	5,252,294
Enovis Corp.*	12,600	807,912
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	26,503	399,076
GE HealthCare Technologies, Inc.	16,954	1,377,343
Hologic, Inc.*	5,716	462,825
IDEXX Laboratories, Inc.*	1,896	952,228
Insulet Corp.*(a)	3,600	1,038,024
Intuitive Surgical, Inc.*	41,025	14,028,089
Medtronic PLC.	64,584	5,689,850
Olympus Corp. (Japan)	95,900	1,517,652
ResMed, Inc.	3,346	731,101
Sonova Holding AG (Switzerland)	1,460	389,583
STERIS PLC	2,230	501,705
Stryker Corp.	7,528	2,296,718
Teleflex, Inc.	976	236,221
Zimmer Biomet Holdings, Inc.	53,394	7,774,166

		94,434,036

Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.(a)	10,021	1,928,341
Cardinal Health, Inc.(a)	76,873	7,269,880
Centene Corp.*	50,702	3,419,850
Cigna Group (The)	54,200	15,208,520
CVS Health Corp.	154,011	10,646,780
DaVita, Inc.*	1,394	140,055
Elevance Health, Inc.	14,137	6,280,928
Encompass Health Corp.	81,200	5,498,052
Fresenius SE & Co. KGaA (Germany)	44,129	1,223,996
HCA Healthcare, Inc.	4,879	1,480,679
Henry Schein, Inc.*	3,206	260,007
Humana, Inc.	20,532	9,180,473
Laboratory Corp. of America Holdings	1,952	471,076
McKesson Corp.	3,206	1,369,956
Medipal Holdings Corp. (Japan)	156,700	2,562,246
Molina Healthcare, Inc.*	5,315	1,601,091
Odontoprev SA (Brazil)	127,800	331,230
Quest Diagnostics, Inc.	2,788	391,881
Sonic Healthcare Ltd. (Australia)	342,315	8,140,818
UnitedHealth Group, Inc.	93,672	45,022,510

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)	1,394	$219,931

		122,648,300

Health Care REITs — 0.1%
Healthpeak Properties, Inc.	289,646	5,821,885
Ventas, Inc.	84,720	4,004,714
Welltower, Inc.(a)	10,755	869,972

		10,696,571

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	16,589	279,193

Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	54,275	2,019,650
Airbnb, Inc. (Class A Stock)*	5,100	653,616
Amadeus IT Group SA (Spain)*	32,866	2,502,759
Aristocrat Leisure Ltd. (Australia)	27,008	698,773
Booking Holdings, Inc.*	2,284	6,167,554
Boyd Gaming Corp.	7,020	486,977
Caesars Entertainment, Inc.*	4,879	248,683
Carnival Corp.*(a)	22,444	422,621
Chipotle Mexican Grill, Inc.*	5,232	11,191,248
Churchill Downs, Inc.	10,507	1,462,259
Compass Group PLC (United Kingdom)	138,471	3,877,624
Darden Restaurants, Inc.(a)	29,466	4,923,179
Domino’s Pizza, Inc.	725	244,318
DoorDash, Inc. (Class A Stock)*	31,000	2,369,020
DraftKings, Inc. (Class A Stock)*	59,200	1,572,944
Expedia Group, Inc.*	3,346	366,019
Flutter Entertainment PLC (Australia)*	1,127	226,821
Genting Singapore Ltd. (Singapore)	443,700	309,381
Hilton Worldwide Holdings, Inc.	42,173	6,138,280
La Francaise des Jeux SAEM (France), 144A	33,077	1,301,868
Las Vegas Sands Corp.*	27,467	1,593,086
Lottery Corp. Ltd. (The) (Australia)	348,512	1,194,790
Marriott International, Inc. (Class A Stock)	77,082	14,159,193
McDonald’s Corp.	76,126	22,716,760
MGM Resorts International	7,528	330,630
Norwegian Cruise Line Holdings Ltd.*	9,619	209,406
Oriental Land Co. Ltd. (Japan)	66,100	2,576,974
Royal Caribbean Cruises Ltd.*	19,019	1,973,031
Sodexo SA (France)	12,119	1,334,512
Starbucks Corp.	119,367	11,824,495
Whitbread PLC (United Kingdom)	134,813	5,803,242
Wynn Resorts Ltd.	2,509	264,976
Yum China Holdings, Inc. (China)	6,952	392,788
Yum! Brands, Inc.(a)	6,413	888,521

		112,445,998

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	72,300	379,989
Berkeley Group Holdings PLC (United Kingdom)	7,760	386,836
D.R. Horton, Inc.	7,249	882,131

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Garmin Ltd.	3,624	$377,947
Lennar Corp. (Class A Stock)	34,442	4,315,927
Mohawk Industries, Inc.*	1,115	115,023
Newell Brands, Inc.	8,782	76,403
NVR, Inc.*	70	444,543
Open House Group Co. Ltd. (Japan)	12,000	433,218
Panasonic Holdings Corp. (Japan)	670,900	8,226,530
PulteGroup, Inc.	47,658	3,702,073
Sekisui House Ltd. (Japan)	37,800	763,545
Sony Group Corp. (Japan)	16,500	1,489,459
Toll Brothers, Inc.	18,177	1,437,255
Whirlpool Corp.(a)	1,255	186,732

		23,217,611

Household Products — 0.5%
Church & Dwight Co., Inc.	5,576	558,883
Clorox Co. (The)	5,380	855,635
Colgate-Palmolive Co.	126,330	9,732,463
Essity AB (Sweden) (Class B Stock)	252,646	6,728,386
Henkel AG & Co. KGaA (Germany)	7,017	493,956
Kimberly-Clark Corp.	28,267	3,902,542
Procter & Gamble Co. (The)	198,603	30,136,019
Reckitt Benckiser Group PLC (United Kingdom)	88,138	6,623,647

		59,031,531

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	137,335	2,846,955
RWE AG (Germany)	38,420	1,674,202
Vistra Corp.	102,381	2,687,501

		7,208,658

Industrial Conglomerates — 0.4%
3M Co.	78,663	7,873,380
General Electric Co.	137,821	15,139,637
Hitachi Ltd. (Japan)	14,300	889,124
Honeywell International, Inc.	25,082	5,204,515
Jardine Cycle & Carriage Ltd. (Singapore)	15,400	397,104
Jardine Matheson Holdings Ltd. (Hong Kong)	78,700	3,990,893
Siemens AG (Germany)	81,117	13,522,274
Smiths Group PLC (United Kingdom)	191,252	4,001,326

		51,018,253

Industrial REITs — 0.1%
Americold Realty Trust, Inc.	178,085	5,752,146
CapitaLand Ascendas REIT (Singapore)	218,500	441,015
Goodman Group (Australia)	193,327	2,598,864
Prologis, Inc.	66,015	8,095,419

		16,887,444

Insurance — 1.3%
Aflac, Inc.(a)	13,122	915,917
Ageas SA/NV (Belgium)	10,074	408,392
AIA Group Ltd. (Hong Kong)	133,000	1,350,814
Allstate Corp. (The)	61,513	6,707,378

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
American International Group, Inc.	149,523	$8,603,553
Aon PLC (Class A Stock)	8,767	3,026,368
Arch Capital Group Ltd.*	7,946	594,758
Arthur J. Gallagher & Co.	10,478	2,300,655
Assicurazioni Generali SpA (Italy)	222,471	4,524,165
Assurant, Inc.	1,533	192,729
AUB Group Ltd. (Australia)	13,121	258,069
Aviva PLC (United Kingdom)	164,115	825,704
AXA SA (France)	337,497	9,973,481
Axis Capital Holdings Ltd.	59,129	3,182,914
Baloise Holding AG (Switzerland)	14,438	2,123,716
Brown & Brown, Inc.	5,855	403,058
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	453,000	1,176,062
Chubb Ltd.	68,888	13,265,073
Cincinnati Financial Corp.	3,903	379,840
Dai-ichi Life Holdings, Inc. (Japan)	182,000	3,461,622
Everest Re Group Ltd.	1,056	361,004
Fairfax Financial Holdings Ltd. (Canada)	1,330	996,222
Globe Life, Inc.	2,509	275,037
Hartford Financial Services Group, Inc. (The)	21,651	1,559,305
Helvetia Holding AG (Switzerland)	2,740	371,364
iA Financial Corp., Inc. (Canada)	7,393	503,656
Japan Post Insurance Co. Ltd. (Japan)	25,700	386,243
Legal & General Group PLC (United Kingdom)	358,560	1,038,140
Lincoln National Corp.	4,182	107,728
Loews Corp.	44,297	2,630,356
Manulife Financial Corp. (Canada)	49,137	928,772
Marsh & McLennan Cos., Inc.	85,543	16,088,927
Medibank Private Ltd. (Australia)	1,455,572	3,419,103
MetLife, Inc.	183,351	10,364,832
MS&AD Insurance Group Holdings, Inc. (Japan)	26,000	920,720
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	14,045	5,272,671
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	171,500	1,095,356
Poste Italiane SpA (Italy), 144A	59,040	639,576
Principal Financial Group, Inc.	5,716	433,501
Progressive Corp. (The)	43,790	5,796,482
QBE Insurance Group Ltd. (Australia)	88,856	927,731
Reinsurance Group of America, Inc.	4,400	610,236
RenaissanceRe Holdings Ltd. (Bermuda)	11,782	2,197,579
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	5,367	936,571
Sompo Holdings, Inc. (Japan)	99,200	4,451,029
Suncorp Group Ltd. (Australia)	242,430	2,178,287
Swiss Life Holding AG (Switzerland)	11,536	6,756,485
T&D Holdings, Inc. (Japan)	29,900	438,509
Talanx AG (Germany)	6,600	378,910
Tokio Marine Holdings, Inc. (Japan)	130,400	3,006,185
Travelers Cos., Inc. (The)	5,576	968,328
Unum Group	104,472	4,983,314

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
W.R. Berkley Corp.	5,158	$307,211
Willis Towers Watson PLC	2,588	609,474
Zurich Insurance Group AG (Switzerland)	2,560	1,217,763

		146,830,875

Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	543,014	64,998,776
Alphabet, Inc. (Class C Stock)*	369,802	44,734,948
Match Group, Inc.*	6,413	268,384
Meta Platforms, Inc. (Class A Stock)*	220,717	63,341,365
Moneysupermarket.com Group PLC (United Kingdom)	111,152	382,377
Tencent Holdings Ltd. (China)	37,200	1,577,324

		175,303,174

IT Services — 0.5%
Accenture PLC (Class A Stock)	64,511	19,906,804
Akamai Technologies, Inc.*	50,424	4,531,605
CGI, Inc. (Canada)*	6,082	641,370
Cognizant Technology Solutions Corp. (Class A Stock)	83,210	5,431,949
DXC Technology Co.*	5,158	137,822
EPAM Systems, Inc.*	1,255	282,061
Fujitsu Ltd. (Japan)	5,400	699,208
Gartner, Inc.*	3,508	1,228,887
International Business Machines Corp.(a)	48,650	6,509,857
MongoDB, Inc.*	16,800	6,904,632
NEC Corp. (Japan)	133,800	6,490,975
Tata Consultancy Services Ltd. (India)	5,654	228,463
TIS, Inc. (Japan)	33,000	826,826
VeriSign, Inc.*	2,230	503,913
Wix.com Ltd. (Israel)*(a)	66,800	5,226,432

		59,550,804

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	60,500	1,401,018
Hasbro, Inc.	2,927	189,582
Sankyo Co. Ltd. (Japan)	20,700	837,241

		2,427,841

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	39,084	4,699,851
Bio-Rad Laboratories, Inc. (Class A Stock)*	558	211,549
Bio-Techne Corp.	3,903	318,602
Charles River Laboratories International, Inc.*	1,115	234,429
Danaher Corp.	34,011	8,162,640
Illumina, Inc.*(a)	3,624	679,464
IQVIA Holdings, Inc.*	7,222	1,623,289
Lonza Group AG (Switzerland)	3,757	2,245,607
Mettler-Toledo International, Inc.*	2,602	3,412,887
Revvity, Inc.	2,788	331,186
Thermo Fisher Scientific, Inc.	36,589	19,090,311
Waters Corp.*	1,394	371,557

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
West Pharmaceutical Services, Inc.	13,812	$5,282,675

		46,664,047

Machinery — 1.0%
AGCO Corp.	18,800	2,470,696
Alfa Laval AB (Sweden)	16,669	608,046
Allison Transmission Holdings, Inc.	26,600	1,501,836
Atlas Copco AB (Sweden) (Class A Stock)	313,264	4,522,556
Atlas Copco AB (Sweden) (Class B Stock)	101,383	1,264,092
Caterpillar, Inc.	28,877	7,105,186
CNH Industrial NV (United Kingdom)	159,958	2,307,012
Cummins, Inc.	3,206	785,983
Daimler Truck Holding AG (Germany)	76,114	2,743,312
Deere & Co.	52,404	21,233,577
Doosan Bobcat, Inc. (South Korea)	14,314	639,836
Dover Corp.	51,425	7,592,901
Epiroc AB (Sweden) (Class A Stock)	42,457	804,214
Fortive Corp.	44,620	3,336,237
GEA Group AG (Germany)	127,246	5,327,290
Hitachi Construction Machinery Co. Ltd. (Japan)	21,800	612,962
IDEX Corp.	1,812	390,051
Illinois Tool Works, Inc.	6,273	1,569,254
Indutrade AB (Sweden)	16,804	379,275
Ingersoll Rand, Inc.	9,340	610,462
ITT, Inc.	6,800	633,828
Komatsu Ltd. (Japan)	57,700	1,560,671
Kone OYJ (Finland) (Class B Stock)	20,375	1,064,484
Metso OYJ (Finland)	40,300	486,289
Mitsubishi Heavy Industries Ltd. (Japan)	19,400	906,082
Nordson Corp.	1,115	276,721
OSG Corp. (Japan)	39,800	571,349
Otis Worldwide Corp.	21,540	1,917,275
PACCAR, Inc.	87,416	7,312,348
Parker-Hannifin Corp.	33,148	12,929,046
Pentair PLC	4,043	261,178
Schindler Holding AG (Switzerland) (Part. Cert.)	2,300	540,056
SKF AB (Sweden) (Class B Stock)	22,660	394,862
Snap-on, Inc.	5,755	1,658,533
Stanley Black & Decker, Inc.	3,485	326,579
Timken Co. (The)	34,898	3,194,214
Toro Co. (The)	5,125	520,956
Volvo AB (Sweden) (Class B Stock)	453,954	9,394,589
Wartsila OYJ Abp (Finland)	34,200	385,639
Westinghouse Air Brake Technologies Corp.	4,182	458,640
Xylem, Inc.	19,743	2,223,457

		112,821,574

Marine Transportation — 0.0%
Kirby Corp.*	7,105	546,730
SITC International Holdings Co. Ltd. (China)	934,000	1,710,313

		2,257,043

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Media — 0.3%
Charter Communications, Inc. (Class A Stock)*	2,509	$921,731
Comcast Corp. (Class A Stock)	376,612	15,648,229
Fox Corp. (Class A Stock)	6,410	217,940
Fox Corp. (Class B Stock)	3,206	102,239
Hakuhodo DY Holdings, Inc. (Japan)	138,800	1,465,157
Informa PLC (United Kingdom)	496,045	4,580,071
Interpublic Group of Cos., Inc. (The)	9,061	349,573
Liberty Broadband Corp. (Class A Stock)*	10,100	805,273
Liberty Broadband Corp. (Class C Stock)*	49,200	3,941,412
News Corp. (Class A Stock)	9,061	176,690
News Corp. (Class B Stock)	3,485	68,724
Omnicom Group, Inc.	4,740	451,011
Paramount Global (Class B Stock)(a)	11,710	186,306
Publicis Groupe SA (France)	102,648	8,238,145
WPP PLC (United Kingdom)	109,329	1,145,964

		38,298,465

Metals & Mining — 0.6%
ArcelorMittal SA (Luxembourg)	196,785	5,369,110
Barrick Gold Corp. (Canada)(a)	44,525	753,808
BHP Group Ltd. (Australia)	460,442	13,841,790
BlueScope Steel Ltd. (Australia)	494,436	6,804,836
Boliden AB (Sweden)	15,732	455,885
Fortescue Metals Group Ltd. (Australia)	222,349	3,299,375
Freeport-McMoRan, Inc.	32,481	1,299,240
Glencore PLC (Australia)	895,523	5,077,513
JFE Holdings, Inc. (Japan)	70,400	1,006,478
Newmont Corp.	17,983	767,155
Nippon Steel Corp. (Japan)	335,400	7,019,681
Norsk Hydro ASA (Norway)	85,395	509,062
Nucor Corp.	5,855	960,103
Pilbara Minerals Ltd. (Australia)	162,908	535,424
Rio Tinto Ltd. (Australia)	22,668	1,735,908
Rio Tinto PLC (Australia)	90,432	5,746,927
South32 Ltd. (Australia)	283,623	714,048
Steel Dynamics, Inc.	31,370	3,417,134
United States Steel Corp.(a)	205,500	5,139,555
Vale SA (Brazil)	32,600	438,121

		64,891,153

Multi-Utilities — 0.4%
Ameren Corp.	5,994	489,530
CenterPoint Energy, Inc.	126,747	3,694,675
Centrica PLC (United Kingdom)	251,400	396,393
CMS Energy Corp.	22,854	1,342,672
Consolidated Edison, Inc.	7,946	718,318
Dominion Energy, Inc.	37,272	1,930,317
DTE Energy Co.	4,461	490,799
E.ON SE (Germany)	791,053	10,105,232
Engie SA (France)	441,924	7,359,325
NiSource, Inc.	370,785	10,140,970
Public Service Enterprise Group, Inc.	27,929	1,748,635
Sempra Energy	57,310	8,343,763
WEC Energy Group, Inc.	7,249	639,652

		47,400,281

	Shares	Value

COMMON STOCKS (continued)
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	39,617	$4,496,133
Boston Properties, Inc.	9,038	520,499
Dexus (Australia)	67,778	352,976
Japan Real Estate Investment Corp. (Japan)	455	1,731,537

		7,101,145

Oil, Gas & Consumable Fuels — 1.7%
APA Corp.	7,528	257,232
BP PLC (United Kingdom)	1,623,757	9,454,128
Canadian Natural Resources Ltd. (Canada)	3,755	211,113
Cenovus Energy, Inc. (Canada)	35,894	609,636
Cheniere Energy, Inc.	28,036	4,271,565
Chevron Corp.	127,921	20,128,369
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,774,000	1,043,006
ConocoPhillips	220,770	22,873,980
Coterra Energy, Inc.	18,401	465,545
Devon Energy Corp.	14,777	714,320
Diamondback Energy, Inc.	4,182	549,348
Eni SpA (Italy)	243,594	3,506,875
EOG Resources, Inc.	33,455	3,828,590
EQT Corp.	8,364	344,011
Equinor ASA (Norway)	206,109	6,001,662
Exxon Mobil Corp.	430,895	46,213,489
Hess Corp.	44,034	5,986,422
Inpex Corp. (Japan)	40,400	443,853
Kinder Morgan, Inc.	45,027	775,365
LUKOIL PJSC (Russia)^	9,456	—
Marathon Oil Corp.	14,853	341,916
Marathon Petroleum Corp.	51,491	6,003,851
Occidental Petroleum Corp.(a)	16,868	991,838
OMV AG (Austria)	8,940	379,612
ONEOK, Inc.(a)	27,737	1,711,928
Ovintiv, Inc.	25,300	963,171
PDC Energy, Inc.	13,458	957,402
Petroleo Brasileiro SA (Brazil), ADR	51,549	712,923
Phillips 66	27,673	2,639,451
Pioneer Natural Resources Co.	26,486	5,487,369
Repsol SA (Spain)(a)	203,536	2,960,227
Shell PLC (Netherlands)	615,566	18,363,372
Southwestern Energy Co.*	441,800	2,655,218
Suncor Energy, Inc. (Canada)	22,356	655,787
Targa Resources Corp.	5,158	392,524
TotalEnergies SE (France)	179,029	10,277,094
TotalEnergies SE (France), ADR	15,817	911,692
Valero Energy Corp.	53,777	6,308,042
Williams Cos., Inc. (The)	149,783	4,887,419

		195,279,345

Passenger Airlines — 0.2%
Air Canada (Canada)*	33,825	638,073
Alaska Air Group, Inc.*	56,793	3,020,252
American Airlines Group, Inc.*	15,195	272,598
ANA Holdings, Inc. (Japan)*	16,800	400,181
Delta Air Lines, Inc.*	33,319	1,583,985
Deutsche Lufthansa AG (Germany)*	620,856	6,365,979

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Passenger Airlines (cont’d.)
Japan Airlines Co. Ltd. (Japan)	278,900	$6,047,515
Qantas Airways Ltd. (Australia)*	777,541	3,222,221
Singapore Airlines Ltd. (Singapore)	84,200	446,094
Southwest Airlines Co.	13,383	484,598
United Airlines Holdings, Inc.*	105,843	5,807,605

		28,289,101

Personal Care Products — 0.2%
Amorepacific Corp. (South Korea)	3,712	276,304
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,297	1,040,225
Kao Corp. (Japan)	35,300	1,281,034
L’Oreal SA (France)	31,643	14,760,703
Unilever PLC (United Kingdom)	153,229	7,979,283

		25,337,549

Pharmaceuticals — 2.4%
Astellas Pharma, Inc. (Japan)	117,300	1,746,888
AstraZeneca PLC (United Kingdom)	79,701	11,425,479
AstraZeneca PLC (United Kingdom), ADR	105,900	7,579,263
Bayer AG (Germany)	23,547	1,303,446
Bristol-Myers Squibb Co.	460,538	29,451,405
Catalent, Inc.*	4,182	181,332
Chugai Pharmaceutical Co. Ltd. (Japan)	53,800	1,532,171
Daiichi Sankyo Co. Ltd. (Japan)	64,070	2,035,778
Elanco Animal Health, Inc.*	356,400	3,585,384
Eli Lilly & Co.	67,788	31,791,216
GSK PLC	600,375	10,640,184
Ipsen SA (France)	25,609	3,082,716
Johnson & Johnson	239,337	39,615,060
Kyowa Kirin Co. Ltd. (Japan)	11,100	205,741
Merck & Co., Inc.	249,170	28,751,726
Novartis AG (Switzerland)	221,749	22,356,609
Novo Nordisk A/S (Denmark), ADR	10,892	1,762,652
Novo Nordisk A/S (Denmark) (Class B Stock)	139,874	22,595,224
Ono Pharmaceutical Co. Ltd. (Japan)	226,600	4,088,641
Organon & Co.	5,716	118,950
Orion OYJ (Finland) (Class B Stock)	6,951	288,474
Otsuka Holdings Co. Ltd. (Japan)	77,500	2,842,829
Pfizer, Inc.	397,667	14,586,426
Roche Holding AG	66,210	20,225,173
Sanofi	148,279	15,963,092
Santen Pharmaceutical Co. Ltd. (Japan)	90,100	767,405
Shionogi & Co. Ltd. (Japan)	147,600	6,225,688
Viatris, Inc.	28,299	282,424
Zoetis, Inc.	10,734	1,848,502

		286,879,878

Professional Services — 0.3%
Automatic Data Processing, Inc.	41,616	9,146,781
BayCurrent Consulting, Inc. (Japan)	42,800	1,609,364
Broadridge Financial Solutions, Inc.	2,788	461,776
Ceridian HCM Holding, Inc.*(a)	3,346	224,082
Clarivate PLC*(a)	292,400	2,786,572

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Concentrix Corp.	47,100	$3,803,325
Equifax, Inc.(a)	2,649	623,310
Jacobs Solutions, Inc.	2,927	347,991
KBR, Inc.	14,977	974,404
Leidos Holdings, Inc.	39,436	3,489,297
Paychex, Inc.	7,388	826,495
Paycom Software, Inc.	1,115	358,183
Paylocity Holding Corp.*	13,400	2,472,702
Robert Half International, Inc.	2,370	178,271
Verisk Analytics, Inc.	3,485	787,714
Wolters Kluwer NV (Netherlands)	22,997	2,920,009

		31,010,276

Real Estate Management & Development — 0.1%
Capitaland India Trust (Singapore), UTS	307,000	259,316
CBRE Group, Inc. (Class A Stock)*	7,388	596,285
CoStar Group, Inc.*	8,922	794,058
Daito Trust Construction Co. Ltd. (Japan)	3,800	384,961
Mitsui Fudosan Co. Ltd. (Japan)	54,200	1,080,282
NEPI Rockcastle NV (Romania)	45,887	268,554
New World Development Co. Ltd. (Hong Kong)	147,000	363,318
Nomura Real Estate Holdings, Inc. (Japan)	61,400	1,459,762
Zillow Group, Inc. (Class A Stock)*	27,200	1,338,240
Zillow Group, Inc. (Class C Stock)*	91,200	4,583,712

		11,128,488

Residential REITs — 0.1%
AvalonBay Communities, Inc.	10,244	1,938,882
Camden Property Trust	2,370	258,022
Canadian Apartment Properties REIT (Canada)	9,722	373,248
Equity LifeStyle Properties, Inc.	21,200	1,418,068
Equity Residential	74,607	4,921,824
Essex Property Trust, Inc.	1,394	326,614
Invitation Homes, Inc.	13,383	460,375
Mid-America Apartment Communities, Inc.	2,509	381,017
UDR, Inc.(a)	7,110	305,446

		10,383,496

Retail REITs — 0.1%
Federal Realty Investment Trust	1,533	148,348
Kimco Realty Corp.	14,359	283,160
Realty Income Corp.	24,840	1,485,184
Regency Centers Corp.	3,624	223,854
Scentre Group (Australia)	331,632	586,496
Simon Property Group, Inc.	24,413	2,819,213
Unibail-Rodamco-Westfield (France)*	30,325	1,599,471
Vicinity Ltd. (Australia)	321,200	395,564

		7,541,290

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.*	80,968	9,223,065
Allegro MicroSystems, Inc. (Japan)*	33,200	1,498,648

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Analog Devices, Inc.	27,218	$5,302,339
Applied Materials, Inc.	48,092	6,951,218
ASM International NV (Netherlands)	6,927	2,941,233
ASML Holding NV (Netherlands) (XAMS)	26,817	19,451,135
ASML Holding NV (Netherlands) (XNGS)	7,004	5,076,149
Broadcom, Inc.	41,716	36,185,710
Enphase Energy, Inc.*	3,067	513,661
First Solar, Inc.*	15,000	2,851,350
Infineon Technologies AG (Germany)	252,918	10,415,733
Intel Corp.	140,726	4,705,877
KLA Corp.	4,538	2,201,021
Lam Research Corp.	28,589	18,378,724
Lattice Semiconductor Corp.*	51,236	4,922,242
Marvell Technology, Inc.	126,600	7,568,148
Microchip Technology, Inc.	12,546	1,123,996
Micron Technology, Inc.	24,953	1,574,784
Monolithic Power Systems, Inc.	976	527,264
Novatek Microelectronics Corp. (Taiwan)	29,000	398,175
NVIDIA Corp.	222,495	94,119,835
NXP Semiconductors NV (China)	68,143	13,947,509
ON Semiconductor Corp.*	31,357	2,965,745
Qorvo, Inc.*	21,070	2,149,772
QUALCOMM, Inc.	115,670	13,769,357
Renesas Electronics Corp. (Japan)*	405,200	7,647,062
Rohm Co. Ltd. (Japan)	10,700	1,013,549
Skyworks Solutions, Inc.	56,264	6,227,862
SolarEdge Technologies, Inc.*	1,115	299,991
STMicroelectronics NV (Singapore)	169,143	8,435,737
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	78,991	7,971,772
Teradyne, Inc.(a)	3,485	387,985
Texas Instruments, Inc.	41,280	7,431,226
Universal Display Corp.	3,828	551,730

		308,729,604

Software — 3.1%
Adobe, Inc.*	46,537	22,756,128
ANSYS, Inc.*	1,952	644,687
Autodesk, Inc.*	4,879	998,292
Cadence Design Systems, Inc.*	18,138	4,253,724
Check Point Software Technologies Ltd. (Israel)*	7,788	978,329
Constellation Software, Inc. (Canada)	570	1,180,987
Dassault Systemes SE (France)	59,418	2,632,869
Dynatrace, Inc.*	110,600	5,692,582
Fair Isaac Corp.*	560	453,158
Fortinet, Inc.*	14,777	1,116,993
Gen Digital, Inc.	13,801	256,008
HubSpot, Inc.*	12,681	6,747,433
Intuit, Inc.	11,182	5,123,481
Microsoft Corp.	674,481	229,687,760
NCR Corp.*	211,900	5,339,880
Oracle Corp.	89,218	10,624,972
Palo Alto Networks, Inc.*	48,728	12,450,491
PTC, Inc.*	2,509	357,031

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Roper Technologies, Inc.	2,509	$1,206,327
Salesforce, Inc.*	99,380	20,995,019
SAP SE (Germany)	11,476	1,567,707
ServiceNow, Inc.*	25,907	14,558,957
Synopsys, Inc.*	3,485	1,517,404
Teradata Corp.*	36,200	1,933,442
Tyler Technologies, Inc.*	864	359,830
WiseTech Global Ltd. (Australia)	51,233	2,748,049
Workday, Inc. (Class A Stock)*	32,900	7,431,781
Xero Ltd. (New Zealand)*	54,454	4,362,851
Zoom Video Communications, Inc. (Class A Stock)*	22,000	1,493,360

		369,469,532

Specialized REITs — 0.3%
American Tower Corp.	40,030	7,763,418
Crown Castle, Inc.	9,758	1,111,826
Digital Realty Trust, Inc.(a)	20,852	2,374,417
Equinix, Inc.	2,091	1,639,219
Extra Space Storage, Inc.(a)	2,927	435,684
Gaming & Leisure Properties, Inc.	29,654	1,437,033
Iron Mountain, Inc.(a)	112,491	6,391,739
Public Storage	28,783	8,401,182
SBA Communications Corp.	4,527	1,049,178
VICI Properties, Inc.	22,305	701,046
Weyerhaeuser Co.	134,647	4,512,021

		35,816,763

Specialty Retail — 0.8%
Advance Auto Parts, Inc.	5,024	353,187
AutoNation, Inc.*	7,000	1,152,270
AutoZone, Inc.*	432	1,077,131
Bath & Body Works, Inc.	65,576	2,459,100
Best Buy Co., Inc.	16,441	1,347,340
CarMax, Inc.*	3,624	303,329
Fast Retailing Co. Ltd. (Japan)	6,300	1,615,791
Home Depot, Inc. (The)	63,422	19,701,410
Industria de Diseno Textil SA (Spain)	259,523	10,066,327
JD Sports Fashion PLC (United Kingdom)	3,161,758	5,873,273
Lowe’s Cos., Inc.	96,246	21,722,722
O’Reilly Automotive, Inc.*	3,790	3,620,587
Ross Stores, Inc.	7,885	884,145
TJX Cos., Inc. (The)	161,834	13,721,905
Tractor Supply Co.	2,649	585,694
Ulta Beauty, Inc.*	16,539	7,783,171
ZOZO, Inc. (Japan)	24,100	499,946

		92,767,328

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	1,279,149	248,116,532
Canon, Inc. (Japan)(a)	184,300	4,844,628
Dell Technologies, Inc. (Class C Stock)	19,145	1,035,936
FUJIFILM Holdings Corp. (Japan)	134,700	8,025,852
Hewlett Packard Enterprise Co.	287,375	4,827,900
HP, Inc.	21,050	646,445
NetApp, Inc.	5,019	383,452
Ricoh Co. Ltd. (Japan)	57,200	487,451

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	37,653	$2,073,298
Seagate Technology Holdings PLC(a)	25,562	1,581,521
Seiko Epson Corp. (Japan)	226,900	3,542,404
Western Digital Corp.*	7,249	274,955

		275,840,374

Textiles, Apparel & Luxury Goods — 0.7%
Brunello Cucinelli SpA (Italy)	18,558	1,633,941
Burberry Group PLC (United Kingdom)	23,674	638,807
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	62,874	10,680,281
Hermes International (France)	8,512	18,502,700
Lululemon Athletica, Inc.*	23,924	9,055,234
LVMH Moet Hennessy Louis Vuitton SE (France)	28,341	26,723,078
Moncler SpA (Italy)	37,641	2,604,297
NIKE, Inc. (Class B Stock)	42,933	4,738,515
On Holding AG (Switzerland) (Class A Stock)*(a)	65,282	2,154,306
Pandora A/S (Denmark)	5,359	478,996
Ralph Lauren Corp.(a)	1,115	137,479
Skechers USA, Inc. (Class A Stock)*	47,600	2,506,616
Tapestry, Inc.	5,855	250,594
VF Corp.	7,667	146,363

		80,251,207

Tobacco — 0.3%
Altria Group, Inc.	107,145	4,853,668
British American Tobacco PLC (United Kingdom)	327,509	10,881,633
Imperial Brands PLC (United Kingdom)	205,588	4,550,580
Japan Tobacco, Inc. (Japan)(a)	409,000	8,959,551
Philip Morris International, Inc.	110,127	10,750,598

		39,996,030

Trading Companies & Distributors — 0.4%
Ashtead Group PLC (United Kingdom)	102,517	7,107,596
Core & Main, Inc. (Class A Stock)*(a)	15,245	477,778
Fastenal Co.	13,243	781,205
Howden Joinery Group PLC (United Kingdom)	89,601	732,073
IMCD NV (Netherlands)	3,867	556,504
ITOCHU Corp. (Japan)	101,600	4,035,710
Mitsubishi Corp. (Japan)	225,300	10,892,558
Mitsui & Co. Ltd. (Japan)	269,800	10,211,344
Sojitz Corp. (Japan)	26,300	582,027
Sumitomo Corp. (Japan)	14,400	305,496
Toromont Industries Ltd. (Canada)	7,407	608,495
United Rentals, Inc.	1,533	682,752
W.W. Grainger, Inc.	10,052	7,926,907

		44,900,445

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	4,636	750,321

Water Utilities — 0.0%
American Water Works Co., Inc.	8,650	1,234,788

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	143,300	$4,425,551
T-Mobile US, Inc.*	64,902	9,014,888
Vodafone Group PLC (United Kingdom)	402,591	379,574

		13,820,013

TOTAL COMMON STOCKS (cost $4,490,006,502)		4,785,735,956

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,560	405,680
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	30,063	3,734,686
Volkswagen AG (Germany) (PRFC)	8,494	1,142,211

		5,282,577

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	10,008	800,403

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	168,635	882,585

TOTAL PREFERRED STOCKS (cost $6,551,687)		6,965,565

	Units

RIGHTS* — 0.0%
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., expiring 12/31/23^	976	—

Real Estate Management & Development — 0.0%
Capitaland India Trust (Singapore), expiring 07/17/23	36,533	2,223

TOTAL RIGHTS (cost $0)		2,223

	Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.6%
iShares Core S&P 500 ETF(a)	92,920	41,415,373
iShares Core U.S. Aggregate Bond ETF	719,739	70,498,435
iShares iBoxx $ Investment Grade Corporate Bond ETF	583,208	63,068,113
iShares JP Morgan USD Emerging Markets Bond ETF	84,250	7,290,995
iShares MSCI EAFE ETF(a)	394,102	28,572,395
iShares Russell 1000 Growth ETF	177,038	48,717,317
iShares Russell 1000 Value ETF	271,535	42,856,369
SPDR S&P 500 ETF Trust	198,751	88,102,343
Vanguard Total Bond Market ETF	473,668	34,430,927

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $400,737,359)		424,952,267

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES — 4.6%
Automobiles — 0.1%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		389	$377,635
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		526	515,169
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		800	795,550
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		1,000	916,772
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	342,314
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		160	144,275
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25		454	442,033
Series 2023-01, Class A1, 144A
4.920%	05/15/28		800	791,098
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		91	88,299
Series 2021-03, Class D, 144A
1.009%	02/26/29		109	103,146
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		430	413,827
Westlake Automobile Receivables Trust,
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25		7	7,311
Series 2021-02A, Class B, 144A
0.620%	07/15/26		337	332,466
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
5.437%(c)	08/20/29		816	810,430
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	267,058

				6,347,383

Collateralized Loan Obligations — 4.5%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
6.640%(c)	04/20/32		4,395	4,355,848
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.355%(c)	10/25/33		2,080	2,058,634
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	07/15/31		1,465	1,450,324

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.460%(c)	10/20/34		7,500	$7,314,720
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.131%(c)	04/25/34	EUR	2,418	2,568,768
Series 06A, Class B2, 144A
6.000%	08/25/34	EUR	1,000	1,060,488
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.947%(c)	04/15/32	EUR	8,063	8,610,721
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)
7.586%(c)	07/15/30		8,933	8,951,603
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)
4.517%(c)	06/22/34	EUR	5,000	5,311,782
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.855%(c)	07/25/34		1,491	1,462,066
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
6.233%(c)	04/23/31		1,920	1,896,534
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	10/17/32		11,595	11,408,296
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.421%(c)	10/21/34		1,250	1,223,893
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.302%(c)	04/18/35		15,000	14,767,065
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.370%(c)	01/20/32		10,000	9,891,130
Barings CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
6.200%(c)	07/20/29		628	623,708
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.270%(c)	10/15/33		810	801,183
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.350%(c)	01/20/34		10,450	10,303,033
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.400%(c)	05/17/31		1,465	1,446,471

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.430%(c)	10/15/34		17,575	$17,228,193
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.499%(c)	08/20/32		20,250	20,014,490
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.777%(c)	04/15/31	EUR	2,930	3,128,217
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.420%(c)	07/20/34		4,000	3,885,390
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.167%(c)	10/15/35	EUR	12,510	13,192,412
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
6.342%(c)	07/27/31		6,695	6,624,405
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
6.350%(c)	01/25/33		15,000	14,811,765
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	07/20/34		3,500	3,446,987
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	01/20/35		6,340	6,201,572
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	07/20/34		3,519	3,441,908
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.383%(c)	01/22/31		1,500	1,483,950
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.262%(c)	04/18/31		972	963,779
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
6.290%(c)	04/20/31		4,809	4,768,148
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.400%(c)	07/15/34		3,811	3,750,992
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1, 144A, 3 Month SOFR + 2.230% (Cap N/A, Floor 2.230%)
7.278%(c)	10/20/33		4,000	4,008,118

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.305%(c)	08/26/32	EUR	10,350	$11,030,077
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.540%(c)	07/15/29		453	450,060
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.368%(c)	07/15/31		2,930	2,897,468
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34		15,000	14,720,865
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.500%(c)	04/15/33		1,297	1,285,994
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.423%(c)	01/22/31		3,973	3,930,477
Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
6.340%(c)	04/20/32		5,000	4,945,100
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.409%(c)	10/29/29		220	218,717
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
6.270%(c)	04/15/31		4,665	4,624,974
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.400%(c)	04/15/34		2,930	2,854,402
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.488%(c)	10/20/31		2,346	2,324,886
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.621%(c)	04/15/33		2,930	2,872,692
Hayfin Emerald CLO DAC (Ireland),
Series 10A, Class A, 3 Month EURIBOR + 1.695% (Cap N/A, Floor 1.695%)
3.809%(c)	04/15/35	EUR	6,250	6,785,908
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.161%(c)	04/25/34	EUR	1,465	1,561,645
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.344%(c)	05/06/30		1,373	1,364,919
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.326%(c)	02/05/31		359	355,898

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.478%(c)	10/26/34		1,000	$976,205
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.359%(c)	04/25/31		8,479	8,383,836
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.405%(c)	10/19/28		734	728,214
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
6.321%(c)	04/21/31		1,621	1,605,472
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	01/20/35		7,750	7,543,164
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
3.827%(c)	07/15/31	EUR	3,519	3,740,287
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.405%(c)	04/25/30		641	636,546
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34		12,080	11,781,503
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.440%(c)	01/15/31		7,738	7,654,171
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
6.202%(c)	07/18/30		739	732,651
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.280%(c)	10/17/31		2,655	2,619,678
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.420%(c)	10/20/34		16,750	16,364,750
Madison Park Euro Funding DAC (Ireland),
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)
3.967%(c)	05/25/34	EUR	3,000	3,168,016
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.340%(c)	10/15/32		2,770	2,735,569
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
6.010%(c)	04/15/29		1,709	1,692,282
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.375%(c)	04/25/32		6,054	5,997,491

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34	21,750	$21,319,176
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.198%(c)	10/12/30	2,260	2,232,713
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
6.380%(c)	07/15/31	2,930	2,887,960
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.592%(c)	10/13/27	249	248,927
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.383%(c)	04/22/30	17,000	16,728,000
Ocean Trails CLO (Cayman Islands),
Series 2019-07A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.860%(c)	04/17/30	1,400	1,362,490
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
6.480%(c)	10/15/34	5,000	4,871,837
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.348%(c)	04/26/31	4,427	4,391,407
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
6.340%(c)	04/17/31	7,221	7,142,101
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.270%(c)	07/17/29	1,437	1,427,163
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.350%(c)	10/20/31	10,000	9,865,564
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.549%(c)	10/30/30	2,834	2,815,439
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.280%(c)	04/15/31	1,365	1,342,650
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.390%(c)	01/17/31	1,052	1,047,503
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
6.360%(c)	07/16/31	1,757	1,745,305
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
6.060%(c)	10/15/29	302	298,584

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
7.100%(c)	07/20/34		810	$794,296
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.440%(c)	10/15/34		7,500	7,345,462
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
6.410%(c)	07/15/31		2,930	2,897,488
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.410%(c)	10/20/31		4,395	4,356,456
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	10/20/34		7,500	7,350,390
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.365%(c)	04/25/31		4,395	4,354,730
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.338%(c)	01/26/31		1,173	1,155,970
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
6.210%(c)	04/15/29		478	475,373
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.027%(c)	01/17/32	EUR	10,500	11,198,850
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.091%(c)	04/25/30	EUR	1,036	1,112,055
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.093%(c)	02/20/30	EUR	5,831	6,251,843
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
6.220%(c)	04/16/31		397	392,812
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.479%(c)	10/29/34		6,095	5,943,783
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.435%(c)	07/25/34		2,930	2,896,644
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.500%(c)	01/17/30		1,460	1,445,849

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.483%(c)	04/23/32	3,465	$3,430,587
TSTAT Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
7.348%(c)	07/20/31	8,931	8,948,488
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.362%(c)	07/18/31	6,000	5,919,488
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.540%(c)	04/15/33	867	855,097
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.340%(c)	10/17/32	450	444,776
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	07/17/31	2,566	2,526,227
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
6.420%(c)	07/20/32	3,977	3,902,962
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	01/17/31	1,627	1,603,352
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.403%(c)	07/24/32	15,000	14,814,795
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34	4,295	4,206,480

			525,391,582

Consumer Loans — 0.0%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	205	198,939
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	404	389,668
Series 2022-X01, Class A, 144A
1.750%	02/15/27	88	85,854
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	109	104,260
Series 2022-A, Class A, 144A
1.710%	02/20/35	912	874,543
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	255	219,983
Series 2021-02A, Class C, 144A
3.090%	04/20/32	300	240,679

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31	10	$9,910
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	267,681
Series 2023-01A, Class A, 144A
5.500%	06/14/38	1,500	1,472,463
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	62	61,326
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28	126	120,399
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	150	145,119
Series 2021-01, Class C, 144A
1.610%	09/25/30	200	185,431
Series 2021-01, Class D, 144A
2.040%	09/25/30	200	183,527
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	258	253,886

			4,813,668

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.790%(c)	05/25/34	25	23,175
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
6.650%(c)	03/25/43	13	12,164
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.850%(c)	09/25/34	18	14,180
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.790%(c)	08/25/33	21	20,139

			69,658

Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
7.950%(c)	06/25/24	590	566,808

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.750%(c)	02/25/34	6	5,301

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.418%(c)	10/25/34		13	$12,012
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.200%(c)	11/25/34		7	7,390
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.422%(c)	11/25/60	EUR	305	317,786
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
6.995%(c)	01/25/35		16	14,967
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
6.078%(c)	09/25/34		53	51,545

				409,001

Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		17	16,517
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		93	85,839
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		165	151,736

				254,092

TOTAL ASSET-BACKED SECURITIES (cost $548,549,065)				537,852,192

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60		115	105,520
Series 2018-BN13, Class A4
3.953%	08/15/61		430	398,766
Series 2019-BN20, Class A2
2.758%	09/15/62		544	464,429
Series 2019-BN24, Class A3
2.960%	11/15/62		190	164,748
Series 2021-BN34, Class A5
2.438%	06/15/63		230	183,188
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		385	339,328
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.893%(c)	09/15/38		300	277,811

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.543%(c)	09/15/38		600	$554,495
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		1,070	883,704
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		345	313,256
Series 2019-CD08, Class A3
2.657%	08/15/57		960	809,434
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		374	341,486
Series 2016-C07, Class A2
3.585%	12/10/54		346	323,365
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		788	745,662
Series 2017-C04, Class A3
3.209%	10/12/50		375	345,472
Series 2019-GC41, Class A4
2.620%	08/10/56		385	326,371
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46		225	223,746
Series 2014-UBS04, Class A3
3.430%	08/10/47		67	66,594
Series 2014-UBS06, Class A4
3.378%	12/10/47		252	241,770
Series 2015-LC21, Class A3
3.445%	07/10/48		605	574,084
Series 2015-LC23, Class A3
3.521%	10/10/48		520	499,910
Series 2016-COR01, Class A3
2.826%	10/10/49		450	410,334
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		130	112,061
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		295	267,261
Series 2018-CX12, Class A3 (original cost $305,864; purchased 07/09/21)(f)
3.959%	08/15/51		270	252,131
Series 2019-C17, Class A4
2.763%	09/15/52		145	122,254
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.661%(c)	08/07/30	GBP	583	721,069
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		339	309,368
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		195	152,556

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.811%(cc)	09/25/24	153	$978
Series K052, Class X1, IO
0.766%(cc)	11/25/25	12,891	150,305
Series K055, Class X1, IO
1.475%(cc)	03/25/26	3,040	95,276
Series K097, Class X1, IO
1.220%(cc)	07/25/29	1,576	84,207
Series K131, Class X1, IO
0.830%(cc)	07/25/31	22,746	1,059,902
Series K154, Class A2
4.350%(cc)	01/25/33	585	578,961
Series K736, Class X1, IO
1.411%(cc)	07/25/26	217	6,769
Series K741, Class X1, IO
0.654%(cc)	12/25/27	214	4,437
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
7.293%(c)	10/15/36	350	314,520
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
8.743%(c)	10/15/36	580	515,849
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	176	169,458
Series 2019-GC42, Class A3
2.749%	09/10/52	850	723,037
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	771	741,567
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
7.833%(c)	06/15/38	1,150	966,128
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
8.583%(c)	06/15/38	635	520,742
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.967%(c)	03/15/39	400	380,385
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.417%(c)	03/15/39	1,100	1,037,298
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	190	175,443
Series 2019-H07, Class A3
3.005%	07/15/52	65	56,112
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	700	614,575
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)
7.011%(c)	03/15/36	150	135,466

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
6.219%(c)	08/17/31	GBP	470	$565,558
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.819%(c)	08/17/31	GBP	1,782	2,052,931
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4 (original cost $498,129; purchased 07/09/21)(f)
4.030%	08/15/51		440	404,458
Series 2019-C16, Class A3
3.344%	04/15/52		385	349,018
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		56	54,913
Series 2017-C38, Class A4
3.190%	07/15/50		343	313,312
Series 2017-C41, Class A3
3.210%	11/15/50		575	521,325
Series 2019-C49, Class A3
3.749%	03/15/52		505	479,543
Series 2019-C52, Class A4
2.643%	08/15/52		245	211,050
Series 2021-C59, Class A5
2.626%	04/15/54		140	113,999

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,462,077)				23,927,695

CORPORATE BONDS — 5.1%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		3,600	3,504,471
2.196%	02/04/26		957	878,807
3.625%	02/01/31		1,525	1,374,698
5.705%	05/01/40		90	89,740
5.805%	05/01/50		890	885,189
5.930%	05/01/60		195	193,033
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		190	188,208
7.500%	03/15/25		543	542,321
7.500%	02/01/29		500	492,500
7.875%	04/15/27		5,721	5,692,395
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		515	513,933
5.100%	11/15/27		2,475	2,519,039
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	08/01/23		875	873,256
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		650	533,205

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
5.375%	02/27/53		405	$420,587

				18,701,382

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	996,080
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	2,035	2,005,245
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		3,889	3,385,032

				6,386,357

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		110	108,728
5.750%	04/20/29		125	120,968
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,533	2,406,656
4.625%	04/15/29		637	580,466

				3,216,818

Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		45	42,009
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		398	335,590
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		290	240,694
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)		2,570	2,508,740
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)		160	127,404

				3,254,437

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		1,140	895,259
4.750%	01/15/43		685	525,897
7.400%	11/01/46		2,165	2,227,888
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	171,217
4.000%	11/13/30		500	427,430
4.375%	08/06/23		200	199,642

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		550	$538,679
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		645	644,509
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		475	379,705
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,800	1,641,503

				7,651,729

Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		400	379,200
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		1,036	982,710
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		74	72,937
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		760	637,839
4.500%	02/15/32		1,306	1,083,500
5.625%	06/15/28		650	614,886

				3,771,072

Banks — 0.8%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	1,500	997,773
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.350%	11/02/31	CNH	3,500	491,968
3.800%	10/27/30	CNH	25,720	3,723,665
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		600	562,488
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		500	495,000
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	300	323,137
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,190	968,576
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30		2	1,765
3.970%(ff)	03/05/29		1,095	1,026,275
4.271%(ff)	07/23/29		488	462,830
4.827%(ff)	07/22/26		425	417,534
Sub. Notes
2.482%(ff)	09/21/36		240	183,284

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		715	$710,884
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		600	589,011
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		515	496,423
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
3.750%	02/01/33	EUR	300	317,012
4.375%	05/02/30	EUR	600	648,649
Sub. Notes
3.875%(ff)	06/16/32	EUR	1,700	1,733,573
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	950	772,467
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	280	265,555
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	500	517,259
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		545	453,870
2.591%(ff)	01/20/28		705	630,259
5.335%(ff)	06/12/29		605	597,011
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	700	611,786
2.125%(ff)	01/23/27	EUR	2,100	2,146,016
3.875%(ff)	01/10/31	EUR	600	644,057
Sub. Notes, EMTN
1.125%(ff)	01/15/32	EUR	100	92,703
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		2,153	1,927,219
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	800	817,296
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		1,200	1,184,430
Cie de Financement Foncier SA (France),
Covered Bonds, Series DOM
0.875%	09/11/28	EUR	3,300	3,169,804
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		850	712,368
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		170	146,264
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		675	579,348
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29		2,580	2,430,269
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		295	271,552
Sub. Notes
6.174%(ff)	05/25/34		880	886,126

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Commerzbank AG (Germany),
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	03/21/28	EUR	600	$642,863
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	5,400	4,578,078
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	245,415
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	200	182,254
3.875%	11/28/34	EUR	400	431,720
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	2,380	2,504,338
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		585	506,261
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	2,100	2,043,113
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	134,117
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	940	532,039
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	1,000	978,545
3.500%	07/02/25	CNH	2,200	301,563
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		825	678,563
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		2,155	1,695,957
2.615%(ff)	04/22/32		370	303,312
3.102%(ff)	02/24/33(a)		785	663,253
3.375%	03/27/25	EUR	3,223	3,466,430
3.850%	01/26/27		689	656,012
4.482%(ff)	08/23/28		610	590,136
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	1,140	1,017,838
3.000%(ff)	07/22/28	GBP	1,385	1,507,913
Sr. Unsec’d. Notes, EMTN
4.787%(ff)	03/10/32	EUR	330	360,637
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	1,400	1,250,487
3.869%(ff)	03/28/26		610	586,131
5.250%(ff)	11/14/33	EUR	900	1,033,351
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54		250	248,905
Israel Discount Bank Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
5.375%	01/26/28		480	471,826

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,130	$1,054,693
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	1,015	1,165,614
1.953%(ff)	02/04/32		60	47,819
2.069%(ff)	06/01/29		1,230	1,056,117
2.545%(ff)	11/08/32		645	527,863
2.580%(ff)	04/22/32		182	151,121
3.702%(ff)	05/06/30		311	285,513
4.452%(ff)	12/05/29		389	373,211
4.586%(ff)	04/26/33		310	295,548
4.851%(ff)	07/25/28		425	419,254
4.912%(ff)	07/25/33		1,205	1,178,112
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29		320	318,038
Sr. Unsec’d. Notes, EMTN
4.375%(ff)	04/19/30	EUR	1,100	1,188,466
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	2,501	2,583,774
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,215	958,117
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34		685	624,985
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	606,225
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	879,540
3.620%(ff)	04/17/25		605	592,937
4.656%(ff)	03/02/29	EUR	300	328,654
5.123%(ff)	02/01/29		290	286,184
5.250%(ff)	04/21/34		1,045	1,031,377
5.789%(ff)	11/18/33	GBP	685	831,978
6.342%(ff)	10/18/33		110	117,057
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		100	60,750
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,340	1,140,684
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32		390	304,308
2.943%(ff)	01/21/33		1,280	1,063,866
3.622%(ff)	04/01/31		214	192,970
Sub. Notes
2.484%(ff)	09/16/36		550	416,295
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27		295	259,364
Sub. Notes
3.622%(ff)	08/14/30	GBP	780	911,143
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	4,829	4,705,553

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	$137,968
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	291,161
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
6.833%(ff)	11/21/26		1,180	1,180,820
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		400	312,510
Sr. Unsec’d. Notes, EMTN
1.250%	12/07/27	GBP	1,400	1,400,576
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	2,100	2,023,796
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		620	614,890
Sr. Unsec’d. Notes, MTN
4.285%	09/13/24		200	196,243
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		100	100,088
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		165	166,037
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	705	532,115
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,545	1,392,820
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		1,550	1,540,510
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	1,209	1,233,050
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		145	138,995

				97,835,272

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		1,065	1,036,984
4.900%	02/01/46		955	911,846
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28		25	24,189
4.350%	06/01/40		475	436,726
4.439%	10/06/48		505	455,525
5.550%	01/23/49		225	236,967
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.200%	10/24/25		200	200,430
5.300%	10/24/27		2,105	2,135,782

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
4.125%	03/23/35	EUR	745	$837,282
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28		350	337,334

				6,613,065

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		460	429,267
5.150%	03/02/28		1,415	1,413,082
5.250%	03/02/30		560	561,507
5.600%	03/02/43		185	185,434
5.650%	03/02/53		125	126,725
5.750%	03/02/63		130	132,131
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
0.750%	09/29/23		475	469,612

				3,317,758

Building Materials — 0.1%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		807	754,709
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		925	901,890
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		153	124,964
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		365	306,600
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	965	889,919
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,570	2,431,104
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		2,459	2,130,999
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.500%	03/15/27		205	204,366

				7,744,551

Chemicals — 0.0%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	2,100	1,933,332
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		395	361,113

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		340	$334,903
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	03/27/28		175	171,228
5.800%	03/27/53		400	401,413
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		76	61,800

				3,263,789

Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		1,308	1,240,825
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,200	889,075
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,370	1,147,375
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		640	554,262
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	1,290	1,229,693
2.000%	01/15/30	EUR	1,150	1,052,041
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	985	870,654
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	411,103
4.250%	09/25/30	GBP	735	841,543
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		370	361,621
5.400%	05/01/53		150	149,791
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		700	760,855
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	3,510	3,180,510
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		284	195,345
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		480	443,094
2.700%	03/01/29		1,505	1,358,521
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		2,950	2,501,394
3.875%	02/15/31		131	113,538
4.875%	01/15/28(a)		885	842,003

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
5.250%	01/15/30		2,800	$2,673,104

				20,816,347

Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33		130	131,452
5.100%	03/22/43		175	177,837

				309,289

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		3,019	2,622,586

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		845	754,059
American Express Co.,
Sr. Unsec’d. Notes
5.043%(ff)	05/01/34		230	224,970
BlackRock, Inc.,
Sr. Unsec’d. Notes
4.750%	05/25/33		1,090	1,072,042
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		628	605,626
BPCE SFH SA (France),
Covered Bonds
3.000%	10/17/29	EUR	2,700	2,883,944
Capital One Financial Corp.,
Sr. Unsec’d. Notes
6.312%(ff)	06/08/29		1,035	1,028,516
6.377%(ff)	06/08/34		625	620,546
CDP Financial, Inc. (Canada),
Gtd. Notes
1.125%	04/06/27	EUR	1,430	1,425,973
Gtd. Notes, 144A
1.125%	04/06/27	EUR	5,657	5,641,069
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	4,272	4,131,115
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		425	327,242
4.600%	03/15/33(a)		1,075	1,041,788
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		861	669,645
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	02/15/27	GBP	3,150	3,574,895
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	60,865
5.500%	08/15/28		837	733,712
6.000%	01/15/27(a)		2,855	2,656,353

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
OMERS Finance Trust (Canada),
Gtd. Notes
3.500%	04/19/32		708	$644,167
Gtd. Notes, 144A
3.500%	04/19/32		1,840	1,674,106
4.000%	04/20/28		1,290	1,248,305
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25		518	512,335
7.125%	03/15/26		3,270	3,218,956
8.250%	10/01/23		1,060	1,064,943
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	3,752	3,841,216
1.850%	05/03/32	EUR	579	549,663
2.000%	04/16/31		1,134	941,165
Gtd. Notes, 144A
1.250%	09/27/30		6,735	5,365,486
1.850%	05/03/32	EUR	1,456	1,382,226
2.000%	04/16/31		4,568	3,791,217
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	5,149	4,753,474
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		665	534,975
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	700	629,931
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	430	433,538

				58,038,063

Electric — 0.5%
Alabama Power Co.,
Sr. Unsec’d. Notes, Series B
3.700%	12/01/47		200	155,593
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		210	229,656
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		25	22,255
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,500	1,340,948
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		425	354,520
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		691	560,613
4.500%	02/15/28		1,366	1,236,647
5.250%	06/01/26		224	215,998
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		850	721,292
5.000%	02/01/31		1,240	1,025,718

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
5.125%	03/15/28		4,924	$4,412,099
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,346	1,104,048
Commonwealth Edison Co.,
First Mortgage
5.300%	02/01/53		755	770,390
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		480	334,059
4.500%	05/15/58		135	113,351
6.150%	11/15/52		225	248,023
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		400	324,820
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		3,560	3,486,936
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		320	183,214
3.600%	08/15/32		405	365,489
4.200%	09/01/52		280	240,163
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		422	403,609
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		245	235,611
4.500%	08/15/32		490	462,673
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	900	949,056
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	800	673,939
4.000%	01/11/35	EUR	300	325,457
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		3,800	3,529,782
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		415	407,145
Exelon Corp.,
Sr. Unsec’d. Notes
3.350%	03/15/32		350	304,301
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53		265	274,346
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33		145	143,114
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	1,300	1,273,546
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		1,030	1,092,933

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		90	$88,759
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	500	530,833
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.809%	06/12/33		340	345,713
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	1,140	1,030,035
3.245%	03/30/34	EUR	300	295,118
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		284	182,307
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		322	279,874
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		515	412,870
2.759%	01/10/32		76	61,898
5.783%	09/16/52		605	607,295
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,986	1,883,146
Gtd. Notes, 144A
3.375%	02/15/29		260	213,582
3.625%	02/15/31		2,708	2,118,481
3.875%	02/15/32		312	241,191
5.250%	06/15/29		226	201,829
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		550	518,179
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52		595	580,417
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	1,000	1,001,460
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
3.278%(s)	04/11/31	CAD	1,000	545,552
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		310	209,220
4.950%	07/01/50		245	192,779
6.100%	01/15/29		645	634,950
6.150%	01/15/33		755	741,465
6.400%	06/15/33		450	447,415
6.700%	04/01/53		150	147,538
6.750%	01/15/53		385	380,026
Sr. Sec’d. Notes
3.250%	06/01/31		355	288,916
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	735	603,377

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		500	$496,051
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.250%	09/15/26		105	96,545
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		375	303,433
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		285	273,565
3.700%	04/01/29		115	105,227
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27		240	245,680
5.950%	11/01/32		175	183,496
First Ref. Mortgage
4.000%	04/01/47		10	7,970
4.650%	10/01/43		25	21,880
First Ref. Mortgage, Series 08-A
5.950%	02/01/38		21	21,620
First Ref. Mortgage, Series C
4.125%	03/01/48		19	15,449
Southern Co. (The),
Sr. Unsec’d. Notes
2.950%	07/01/23(a)		3,000	3,000,000
5.200%	06/15/33		705	699,867
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		215	186,770
Union Electric Co.,
First Mortgage
3.900%	04/01/52		100	81,456
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,562	1,363,943
8.000%(ff)	10/15/26(oo)		4,143	3,877,265
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		6,972	6,538,182
5.500%	09/01/26		20	19,267
5.625%	02/15/27		554	531,079
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		675	651,931
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.500%	10/15/23		785	773,434
3.500%	12/01/49		286	207,526

				62,007,205

Electrical Components & Equipment — 0.0%
Schneider Electric SE,
Sr. Unsec’d. Notes, EMTN
1.500%	01/15/28	EUR	400	400,149

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electrical Components & Equipment (cont’d.)
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		568	$574,670
7.250%	06/15/28		546	557,061

				1,531,880

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,735	1,854,572
4.125%	11/02/34	EUR	1,330	1,465,015
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		105	89,973

				3,409,560

Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	1,155	1,019,298
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	180,508
2.000%	02/15/33	EUR	3,000	2,538,102
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	2,035	2,086,136
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		694	594,930

				6,418,974

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		872	868,132
7.000%	02/15/30		775	778,773
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		550	480,155
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		1,567	1,572,004
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		1,046	982,991
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,753	1,293,027
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		570	549,892
3.755%	03/15/27		975	909,747
4.054%	03/15/29		165	150,790
5.050%	03/15/42		1,030	864,094
5.141%	03/15/52		50	40,773
6.412%	03/15/26		1,020	1,020,740

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	$41,244

				9,552,362

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		25	21,743
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		850	738,093
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	4,780	5,070,904
4.500%	02/16/26	GBP	225	244,131
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,159,804
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,507	1,415,141
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28		500	479,030
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		647	578,321
4.375%	01/31/32		1,049	935,388
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	797	784,447
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	1,150	1,155,386
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		400	370,004
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,380	1,177,699

				15,130,091

Forest Products & Paper — 0.0%
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
6.125%	06/23/33		200	201,176
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		340	288,422

				489,598

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		1,140	1,048,550
5.875%	08/20/26		1,001	944,650

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		374	$322,788
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	605	487,441
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		530	587,061
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		20	16,614
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	1,300	1,120,945
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	700	598,044

				5,126,093

Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		3,300	3,230,191
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	865	824,389
2.650%	06/01/30		103	89,761
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		885	880,758
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,300	1,130,701
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		1,307	1,134,499
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	11/21/34	EUR	2,225	2,384,306

				9,674,605

Healthcare-Services — 0.2%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		194	154,535
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		1,279	1,076,532
3.910%	10/01/50		41	31,705
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		175	140,339
4.625%	06/01/30		2,655	2,279,816
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29		265	266,377
5.900%	06/01/53		335	332,134

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Gtd. Notes, 144A
3.625%	03/15/32		1,445	$1,254,646
4.625%	03/15/52		445	365,408
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	2,590	2,408,978
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27		50	39,080
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		1,715	1,623,869
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28		1,285	1,114,811
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)		1,750	1,684,375
Sr. Sec’d. Notes
4.250%	06/01/29		675	609,804
4.375%	01/15/30		685	618,110
4.625%	06/15/28		230	214,915
4.875%	01/01/26		30	29,227
5.125%	11/01/27		2,206	2,106,115
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		463	327,933
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		150	125,753
4.000%	05/15/29		295	281,953
4.375%	03/15/42		240	218,244
4.750%	07/15/45		47	44,941
4.750%	05/15/52		110	104,438
5.200%	04/15/63		230	229,432
5.250%	02/15/28		440	448,592
5.875%	02/15/53		155	171,944

				18,304,006

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		134	114,334
6.625%	01/15/28		2,314	2,210,471
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	47,169
7.250%	10/15/29		1,123	1,094,340
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		506	398,475
6.250%	09/15/27		791	717,832
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,270	1,833,025

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	$81,257
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,779	1,525,492
5.250%	12/15/27		887	824,910
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		2,190	2,103,635
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		375	368,960
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		1,290	1,198,527
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		1,096	1,085,040

				13,603,467

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		534	423,792
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		266	163,729

				587,521

Insurance — 0.1%
Allianz SE (Germany),
Jr. Sub. Notes
3.375%(ff)	09/18/24(oo)	EUR	200	212,144
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		300	299,037
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	2,035	2,153,378
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	708	771,804
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		335	319,244
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		815	684,775
Northwestern Mutual Global Funding,
Sec’d. Notes, 144A
1.750%	01/11/27		96	85,577
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		727	618,312
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	1,360	1,493,200

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	1,000	$867,490
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		1,255	923,888

				8,428,849

Internet — 0.1%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.625%	11/12/28	EUR	995	1,072,650
4.250%	05/15/29	EUR	3,100	3,424,118
4.500%	11/15/31	EUR	735	824,702
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.800%	05/15/30		385	384,730
5.600%	05/15/53		965	990,909
5.750%	05/15/63		195	201,609
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		800	586,960

				7,485,678

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	700	671,950

Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	202,896

Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		475	444,125
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		250	253,385
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		750	686,250

				1,383,760

Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		1,135	946,438
5.375%	05/01/25		10	9,910
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		95	92,145
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		570	552,787
3.500%	08/18/26		195	181,577

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		1,090	$916,565
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)		1,384	1,256,940

				3,956,362

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		475	484,727
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26		870	868,226
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	3,485	3,391,245

				4,744,198

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		1,100	874,928
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		730	589,727
4.250%	01/15/34		1,000	756,046
4.500%	08/15/30		70	58,311
4.500%	06/01/33		435	341,643
4.750%	03/01/30(a)		1,658	1,418,682
5.000%	02/01/28		125	113,939
5.125%	05/01/27		485	451,035
5.375%	06/01/29		280	253,169
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		1,340	873,052
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		185	185,991
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,600	1,089,037
5.500%	04/15/27		230	191,499
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	690,040
5.750%	01/15/30		1,000	472,152
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A (original cost $716,625; purchased 08/30/22)(f)
5.375%	08/15/26(d)		3,675	121,538
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		675	560,297
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		155	72,314
5.875%	11/15/24		310	272,592

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
7.375%	07/01/28		410	$219,611
7.750%	07/01/26		4,099	2,513,843
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,100	1,075,700
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		1,464	1,432,867
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	1,518	1,625,639
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	2,210	1,937,227

				18,190,879

Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	1,230	1,355,338
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		500	442,340
Sr. Unsec’d. Notes, 144A
3.700%	01/30/50		200	150,840
5.125%	02/02/33		200	197,126
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes
6.200%	04/14/52		200	180,272
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		400	376,992

				2,702,908

Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		540	512,942
4.700%	08/23/52		285	273,360

				786,302

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	500	550,135
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	2,415	2,600,446
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	233,340
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	167,585
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	1,171	998,251
3.000%	10/14/33	EUR	3,310	3,597,732

				8,147,489

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		865	$778,225

Oil & Gas — 0.3%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26		510	502,007
Aker BP ASA (Norway),
Gtd. Notes, 144A
2.000%	07/15/26		350	313,969
3.100%	07/15/31		810	668,122
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33		1,265	1,265,501
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)		250	231,573
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		1,212	1,172,309
9.000%	11/01/27		40	49,575
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28		648	638,269
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	210	166,158
3.625%(ff)	03/22/29(oo)	EUR	1,360	1,289,064
Gtd. Notes, EMTN
1.231%	05/08/31	EUR	395	350,407
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		590	541,928
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26		720	701,659
5.875%	02/01/29		1,856	1,762,391
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		700	687,369
Civitas Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	07/01/28		450	455,230
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27		700	694,325
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		1,015	1,022,985
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		730	715,241
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		145	143,293
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		665	637,418

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	500	$545,782
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		486	466,903
7.300%	08/15/31		380	416,971
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		145	132,134
6.000%	04/15/30		813	741,475
6.000%	02/01/31		145	130,363
6.250%	04/15/32		1,041	932,884
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		50	46,750
7.125%	02/01/27		348	353,345
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.625%	09/01/30		460	477,927
6.950%	07/01/24		184	185,785
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,975	2,132,489
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	3,300	2,975,221
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	185,384
Gtd. Notes, EMTN
2.480%	01/28/32		200	167,950
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		250	190,780
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,840	1,809,410
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,220	1,012,875
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		190	141,446
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,360	1,231,087
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	600	510,367

				28,796,121

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		1,575	1,563,443

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,336	$1,165,932
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		480	428,124

				3,157,499

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		458	398,628
4.250%	11/21/49		1,606	1,383,838
4.700%	05/14/45		50	45,583
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	08/17/48		165	152,779
6.450%	09/15/37		870	994,471
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		668	366,637
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		598	242,190
5.000%	02/15/29		969	387,600
5.250%	01/30/30		3,119	1,232,005
5.250%	02/15/31		717	286,800
6.250%	02/15/29		4,267	1,749,470
7.000%	01/15/28		57	24,510
Bayer AG (Germany),
Sr. Unsec’d. Notes
1.375%	07/06/32	EUR	1,000	865,891
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		290	203,703
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26		2,000	2,002,412
CVS Health Corp.,
Sr. Unsec’d. Notes
5.300%	06/01/33		950	948,345
5.875%	06/01/53		485	498,245
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26(a)		2,280	2,283,066
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		50	34,505
4.500%	05/17/33		460	456,533
5.000%	05/17/53		305	308,814
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26(a)		1,300	1,283,308
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		885	698,819

				16,848,152

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,700	$1,578,651
5.750%	03/01/27	426	410,386
7.875%	05/15/26	963	978,938
Enbridge, Inc. (Canada),
Gtd. Notes
5.969%	03/08/26	1,700	1,702,174
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,859	1,580,994
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	2,795	2,524,283
Sr. Unsec’d. Notes
5.400%	10/01/47	790	698,671
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	719	608,972
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	275	280,442
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	866	829,850
5.200%	03/01/47	675	593,096
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	1,115	848,009
6.100%	11/15/32	375	381,464
6.350%	01/15/31	665	684,520
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	912	834,159
6.000%	12/31/30	1,076	948,265
7.500%	10/01/25	355	356,179
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53	610	625,136
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	40	34,942
4.125%	08/15/31	40	34,438
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%	02/01/25	65	62,182
4.300%	02/01/30	825	742,592
5.300%	03/01/48	555	464,404
5.450%	04/01/44	775	658,277
5.500%	02/01/50	377	313,055
6.150%	04/01/33	190	191,271
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	589	556,256
4.500%	11/15/23	2,653	2,640,808
4.550%	06/24/24	437	431,168
4.650%	08/15/32	10	9,473

			22,603,055

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate — 0.1%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	2,100	$2,075,111
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	1,155	800,054
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	400	326,398
1.625%	04/20/30	EUR	200	152,773
2.200%	07/24/25	EUR	2,035	2,022,128
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,605	2,330,032
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	2,035	1,837,595
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		400	315,067
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	270,891
3.200%	08/14/27	CNH	7,000	956,927

				11,086,976

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		1,340	1,195,454
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	2,035	1,830,051
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		575	421,906
9.750%	06/15/25		751	721,441
Sr. Unsec’d. Notes
4.750%	05/01/24		300	279,441
4.750%	02/15/28		2,704	1,842,104
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		790	683,066
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	695	677,536
4.625%	08/01/29		280	212,042
5.000%	10/15/27		1,577	1,327,229
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	1,440	1,578,210
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	700	759,425
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	842,831

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		700	$656,411
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		60	57,415
4.125%	08/15/30		10	8,812
4.250%	12/01/26		30	28,118
4.500%	09/01/26		130	122,632
4.500%	01/15/28		435	400,980
4.625%	06/15/25		70	67,696
5.625%	05/01/24		5	4,971
5.750%	02/01/27		5	4,904
Welltower OP LLC,
Gtd. Notes
4.800%	11/20/28	GBP	925	1,056,199

				14,778,874

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)		559	509,735
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		188	93,670
CK Hutchison International 23 Ltd. (United Kingdom),
Gtd. Notes, 144A
4.875%	04/21/33		880	871,411
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	674	696,446
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	6,210	6,446,005
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	300,842
3.875%	10/01/31		1,311	898,606
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		550	494,240
3.300%	04/15/40		610	495,393
4.950%	09/15/52		160	158,813
McDonald’s Corp.,
Sr. Unsec’d. Notes, GMTN
4.250%	03/07/35	EUR	320	356,981
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		1,154	1,143,258
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	898,633

				13,364,033

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		200	183,252

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Gtd. Notes, 144A
1.950%	02/15/28		509	$440,434
2.600%	02/15/33		1,060	826,297
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		90	73,766
4.150%	04/15/32		405	366,733
Intel Corp.,
Sr. Unsec’d. Notes
4.875%	02/10/26		940	937,520

				2,828,002

Software — 0.0%
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26		484	482,865
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23		2,725	2,706,146
6.900%	11/09/52		75	84,043

				3,273,054

Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		1,305	1,130,391
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		683	592,291
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	572	558,313
1.700%	03/25/26		720	655,967
2.550%	12/01/33		475	371,732
3.500%	06/01/41		355	272,746
3.550%	09/15/55		620	434,051
3.950%	04/30/31	EUR	2,265	2,446,527
4.350%	06/15/45		175	146,620
5.200%	11/18/33	GBP	555	656,215
5.539%	02/20/26		1,210	1,210,264
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	530	491,240
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		500	391,625
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,950	2,031,183
6.500%	10/15/26		200	187,000
7.000%	10/15/28		200	184,062
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	1,300	1,343,447
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		100	117,245

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		773	$934,293
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		355	362,466
7.625%	03/01/26		25	25,962
7.875%	09/15/23		4,033	4,045,237
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		560	408,905
3.875%	04/15/30		945	871,109
4.950%	03/15/28		600	590,984
5.050%	07/15/33		610	598,960
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.500%	07/15/31	GBP	3,075	2,952,673
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		2,450	2,421,227

				26,432,735

Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51		115	81,155
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,450	1,711,189
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	1,250	1,338,473
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	435,119
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	315	296,437
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	500	396,430
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		175	176,441

				4,435,244

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		818	715,498
3.250%	06/01/51		426	310,206
3.450%	05/01/50		37	27,671
4.200%	09/01/48		300	253,123

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Water (cont’d.)
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	500	$480,231

				1,786,729

TOTAL CORPORATE BONDS (cost $657,261,878)				596,247,847

FLOATING RATE AND OTHER LOANS — 0.1%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
9.292%(c)	04/21/28		924	921,803

Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%
9.193%(c)	08/12/28		199	198,906

Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.010%(c)	03/01/29		2,252	2,147,279

Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 U.S. LLC (Ireland),
Term B4 Loans, 1 Month LIBOR + 1.500%
6.646%(c)	02/12/27		1,047	1,031,323
Hudson River Trading LLC,
Term Loan, 1 Month SOFR + 3.114%
8.217%(c)	03/20/28		1,790	1,739,505

				2,770,828

Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term loan
8.025%	08/24/26		2,264	69,793

Retail — 0.0%
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
8.943%(c)	03/06/28		2,494	2,471,835

Telecommunications — 0.0%
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%
8.981%(c)	05/27/24		1,304	1,194,474
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, 3 Month SOFR + 4.250%
9.543%(c)	02/01/29		1,234	1,226,911

				2,421,385

TOTAL FLOATING RATE AND OTHER LOANS (cost $11,462,676)				11,001,829

MUNICIPAL BONDS — 0.0%
California — 0.0%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue,
Revenue Bonds, BABs
5.735%	06/01/39		55	58,931

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	160	$185,832
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	430,135
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	1,320	1,083,046

			1,757,944

New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	430	450,334
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	520	562,444

			1,012,778

Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
0.000%(cc)	11/01/43	498	251,407

TOTAL MUNICIPAL BONDS (cost $3,287,401)			3,022,129

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.850%(c)	10/25/30	204	206,290
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
7.067%(c)	09/12/26^	284	283,526
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.317%(c)	03/25/42	130	139,587
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.317%(c)	03/25/42	100	104,125
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.950%(c)	04/25/29	295	294,412
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.517%(c)	04/25/34	150	153,221
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.067%(c)	11/25/41	90	87,587
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.867%(c)	10/25/50	52	53,415

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.067%(c)	08/25/33		190	$178,600
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.217%(c)	12/25/33		145	137,025
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.417%(c)	09/25/41		130	124,804
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	09/25/41		430	408,500
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.417%(c)	12/25/41		200	189,750
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		70	10,999
Series 4910, Class MI, IO
4.000%	08/25/49		91	16,892
Series 5020, Class IH, IO
3.000%	08/25/50		425	69,037
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		922	833,840
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.667%(c)	04/25/34		576	570,922
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.967%(c)	04/25/34		200	201,971
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.150%(c)	10/25/59		30	29,826

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,205,869)				4,094,329

SOVEREIGN BONDS — 3.0%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, EMTN
1.875%	09/15/31		600	499,122
Airport Authority (Hong Kong),
Sr. Unsec’d. Notes, 144A
4.875%	01/12/33		200	203,496
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,500	1,325,288
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	1,203	641,091
Sr. Unsec’d. Notes, Series 152
2.750%	11/21/28	AUD	4,461	2,799,426
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	474	254,420

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,153	$1,356,997
Sr. Unsec’d. Notes, Series 160
1.000%	12/21/30	AUD	216	116,269
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	4,391	1,698,877
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	3,901	2,325,468
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	200	216,434
4.690%	10/28/34	EUR	200	223,537
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	391,847
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds, 144A
6.000%	04/01/33	CLP	370,000	487,020
Brazil Loan Trust 1 (Brazil),
Gov’t. Gtd. Notes
5.477%	07/24/23(a)		25	24,734
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,730	4,636,630
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	50	29,607
4.125%	09/23/29	EUR	900	970,747
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	685	738,629
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	05/15/36	EUR	192	153,207
0.500%	02/15/28	EUR	210	208,721
1.700%	08/15/32	EUR	800	825,448
1.800%	08/15/53	EUR	668	636,843
3.250%	07/04/42	EUR	392	475,922
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	5,900	6,368,891
3.000%	05/25/28	EUR	3,400	3,677,972
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	600	447,459
Canadian Government Bond (Canada),
Bonds
0.250%	03/01/26	CAD	4,272	2,905,198
0.500%	12/01/30	CAD	1,195	733,331
1.250%	03/01/25	CAD	2,919	2,086,642
1.750%	12/01/53	CAD	1,211	674,071
3.250%	09/01/28	CAD	2,876	2,133,971
3.500%	12/01/45	CAD	2,494	1,978,435
China Government Bond (China),
Sr. Unsec’d. Notes
3.900%	07/04/36	CNH	500	73,890
3.950%	06/29/43	CNH	18,500	2,787,851
4.000%	11/30/35	CNH	5,000	751,582

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,460	$1,259,052
City of Montreal Canada (Canada),
Unsec’d. Notes
3.150%	09/01/28	CAD	500	360,091
City of Toronto (Canada),
Sr. Unsec’d. Notes
3.500%	06/02/36	CAD	300	208,751
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	6,070	6,346,917
Colombian TES (Colombia),
Bonds, Series B
9.250%	05/28/42	COP	1,363,500	292,525
13.250%	02/09/33	COP	2,071,400	585,220
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	95,365
1.125%	03/04/33	EUR	200	171,048
1.500%	06/17/31	EUR	2,205	2,048,694
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	4,255	3,088,050
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	21,060	875,692
Bonds, Series 103
2.000%	10/13/33	CZK	2,690	99,305
Bonds, Series 138
1.750%	06/23/32	CZK	8,560	318,117
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	4,660	840,979
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	255	285,791
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	2,670	2,695,417
0.400%	01/26/26	EUR	910	919,725
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	1,488	1,252,576
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	360	373,189
0.000%	12/15/26	EUR	1,090	1,063,611
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	1,383	1,382,668
0.000%	04/22/31	EUR	695	600,973
0.000%	07/04/35	EUR	1,395	1,046,594
0.200%	06/04/36	EUR	215	161,610
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	1,195	1,099,564
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	1,030	624,374

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	01/11/28		285	$286,362
5.125%	01/11/33		200	206,316
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	399	271,141
0.875%	09/15/25	EUR	909	941,959
3.000%	09/15/33	EUR	738	804,049
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/26	EUR	182	182,991
0.000%	02/25/27	EUR	4,176	4,093,829
0.000%	11/25/31	EUR	315	271,378
0.750%	02/25/28	EUR	1,902	1,881,822
0.750%	05/25/52	EUR	1,598	948,502
2.000%	11/25/32	EUR	1,405	1,420,736
Bonds, 144A
1.750%	05/25/66	EUR	125	92,890
2.500%	05/25/43	EUR	3,231	3,133,948
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	646	489,041
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	6,790	6,073,964
1.875%	01/24/52	EUR	3,280	2,273,360
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	145,677
Hungary Government Bond (Hungary),
Bonds, Series 27/A
3.000%	10/27/27	HUF	287,460	700,402
Bonds, Series 30/A
3.000%	08/21/30	HUF	89,750	204,567
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	3,790	3,130,148
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	194,272
6.125%	05/22/28		240	243,718
6.750%	09/25/52		200	206,170
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	3,790	3,690,818
1.100%	03/12/33	EUR	1,520	1,228,211
3.550%	03/31/32		200	181,078
4.150%	09/20/27		400	387,288
5.650%	01/11/53		300	313,635
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,080	4,402,099
Indonesia Treasury Bond (Indonesia),
Bonds, Series 065
6.625%	05/15/33	IDR	26,898,000	1,818,317
Bonds, Series 089
6.875%	08/15/51	IDR	4,180,000	280,897
Bonds, Series 090
5.125%	04/15/27	IDR	19,150,000	1,249,205

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonds, Series 095
6.375%	08/15/28	IDR	14,504,000	$985,314
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	1,016	882,784
1.100%	05/15/29	EUR	598	592,269
1.500%	05/15/50	EUR	222	169,546
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	2,736	689,971
Bonds, Series 0330
1.000%	03/31/30	ILS	975	220,439
Bonds, Series 0432
1.300%	04/30/32	ILS	945	208,215
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	100	83,020
6.875%	10/21/34	GBP	200	283,398
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, Series 50YR, 144A
2.800%	03/01/67	EUR	95	73,549
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	6,085	5,992,978
2.650%	12/01/27	EUR	5,451	5,693,361
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	8,680	7,354,568
0.950%	12/01/31	EUR	757	655,012
Sr. Unsec’d. Notes, Series 13Y, 144A
4.000%	04/30/35	EUR	640	690,885
Sr. Unsec’d. Notes, Series 16Y, 144A
0.950%	03/01/37	EUR	910	669,353
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	2,363	1,540,709
Sr. Unsec’d. Notes, Series 34Y, 144A
1.500%	04/30/45	EUR	765	516,271
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	420	451,082
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	439,050	2,313,169
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	1,537,850	10,720,555
Bonds, Series 361
0.100%	12/20/30	JPY	637,650	4,376,065
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	318,800	2,691,766
Bonds, Series 32
2.300%	03/20/40	JPY	65,550	555,709
Bonds, Series 51
0.300%	06/20/46	JPY	247,850	1,439,564
Bonds, Series 56
0.800%	09/20/47	JPY	429,050	2,769,565
Bonds, Series 65
0.400%	12/20/49	JPY	817,650	4,639,687

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	167,300	$1,302,957
Bonds, Series 157
0.200%	06/20/36	JPY	658,500	4,316,469
Bonds, Series 162
0.600%	09/20/37	JPY	348,650	2,377,922
Bonds, Series 174
0.400%	09/20/40	JPY	751,000	4,789,268
Bonds, Series 181
0.900%	06/20/42	JPY	403,300	2,757,801
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	985	768,946
2.375%	11/09/28	EUR	1,670	1,641,258
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	662	813,290
Sr. Unsec’d. Notes, Series 77, 144A
1.000%	06/22/26	EUR	465	478,171
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	1,317	1,267,862
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	2,243	1,943,886
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	1,055	732,212
Korea Housing Finance Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		500	492,285
Korea Treasury Bond (South Korea),
Bonds, Series 2712
2.375%	12/10/27	KRW	1,137,470	816,723
Bonds, Series 3112
2.375%	12/10/31	KRW	303,050	207,613
Bonds, Series 4009
1.500%	09/10/40	KRW	1,469,180	802,604
Bonds, Series 5203
2.500%	03/10/52	KRW	754,910	454,600
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	931,590	690,849
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	2,917,220	2,075,058
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	3,360,940	2,253,361
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	3,241,380	1,715,659
Latvia Government International Bond (Latvia),
Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	600	487,760
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	700	670,508
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	2,295	477,994
Bonds, Series 0122
3.582%	07/15/32	MYR	4,285	898,230

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonds, Series 0123
4.457%	03/31/53	MYR	458	$102,465
Bonds, Series 0307
3.502%	05/31/27	MYR	7,127	1,521,445
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	23,781	1,233,130
Bonds, Series M20
7.500%	06/03/27	MXN	9,472	525,532
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	36,456	2,107,250
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	3,035	2,723,816
2.250%	08/12/36	EUR	735	590,801
2.659%	05/24/31		200	165,950
3.500%	02/12/34		250	208,630
3.771%	05/24/61		300	204,480
5.400%	02/09/28		200	203,072
6.350%	02/09/35		400	419,608
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	695	685,427
0.000%	07/15/31	EUR	421	371,534
0.000%	01/15/38	EUR	3,854	2,821,715
0.000%	01/15/52	EUR	237	125,503
0.500%	07/15/32	EUR	190	171,315
New Zealand Government Bond (New Zealand),
Bonds, Series 0427
4.500%	04/15/27	NZD	284	173,031
Bonds, Series 0437
2.750%	04/15/37	NZD	601	293,259
Bonds, Series 0531
1.500%	05/15/31	NZD	941	460,983
Bonds, Series 0534
4.250%	05/15/34	NZD	5,965	3,526,163
Bonds, Series 0551
2.750%	05/15/51	NZD	3,209	1,357,202
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	16,721	8,329,890
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 485, 144A
3.500%	10/06/42	NOK	457	43,612
Sr. Unsec’d. Notes, Series 486, 144A
3.000%	08/15/33	NOK	44,313	3,903,203
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	1,921	468,535
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	2,655	2,172,504
2.750%	01/30/26	EUR	655	689,899
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,520	1,374,900
1.200%	04/28/33	EUR	1,170	970,129
1.750%	04/28/41	EUR	410	289,096
1.950%	01/06/32		200	159,880

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
3.556%	09/29/32(a)		500	$452,775
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	483	395,224
Sr. Unsec’d. Notes, Series 15YR, 144A
2.250%	04/18/34	EUR	752	744,621
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	925	918,658
1.000%	04/12/52	EUR	3,575	2,115,469
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	1,210	858,687
Unsec’d. Notes
3.100%	06/01/50	CAD	400	251,677
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	524	419,650
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	400	237,403
4.200%	07/06/33		3,855	3,843,685
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		1,229	1,154,736
2.550%	12/02/52	CAD	650	367,074
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	5,540	5,807,420
Unsec’d. Notes
2.050%	06/02/30	CAD	650	434,255
2.150%	06/02/31	CAD	1,725	1,140,994
3.450%	06/02/45	CAD	1,369	931,354
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	875	547,420
2.750%	04/12/27		1,760	1,644,885
Unsec’d. Notes
3.100%	12/01/51	CAD	1,130	720,935
3.500%	12/01/45	CAD	582	399,651
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	200	131,052
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		300	272,325
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	500	303,202
Local Gov’t. Gtd. Notes, 144A
4.500%	03/09/33	AUD	1,577	1,040,998
4.500%	08/22/35	AUD	630	407,740
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	509	484,113
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.000%	10/20/40	EUR	135	87,084
0.750%	10/20/26	EUR	583	589,920
0.850%	06/30/2120	EUR	50	22,125
1.850%	05/23/49	EUR	460	393,676

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
2.400%	05/23/34	EUR	1,423	$1,462,351
2.900%	05/23/29	EUR	332	360,579
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		400	348,108
4.000%	10/17/49		690	530,365
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,436	1,780,078
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		955	949,740
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	3,274	586,686
Bonds, Series 0726
2.500%	07/25/26	PLN	4,089	918,648
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.875%	10/04/33		415	406,443
5.500%	11/16/27		320	327,853
5.500%	04/04/53		295	296,145
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32	RON	2,410	582,435
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	35	33,339
Sr. Unsec’d. Notes, 144A
6.625%	02/17/28		200	205,660
7.625%	01/17/53		108	119,070
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	45	38,795
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	2,000	1,659,671
3.375%	01/28/50	EUR	180	122,630
3.875%	10/29/35	EUR	45	38,795
4.125%	03/11/39	EUR	140	118,560
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	89	59,453
3.000%	02/27/27		418	377,872
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	1,175	914,218
Sr. Unsec’d. Notes, 144A
5.500%	10/25/32		400	419,688
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		700	563,304
4.750%	01/18/28		665	658,217
4.875%	07/18/33		705	702,447
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	2,350	2,060,149
5.000%	01/18/53		300	277,515
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	4,175	4,077,314
Singapore Government Bond (Singapore),
Bonds
2.625%	08/01/32	SGD	288	204,799
3.500%	03/01/27	SGD	1,769	1,317,110

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	536	$355,764
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	176	178,656
Bonds, Series RS91
3.625%	03/11/33	EUR	300	337,917
Spain Government Bond (Spain),
Bonds, 144A
3.550%	10/31/33	EUR	2,255	2,481,928
Sr. Unsec’d. Notes, 144A
0.000%	01/31/27	EUR	6,381	6,195,561
0.800%	07/30/29	EUR	2,076	1,962,132
0.850%	07/30/37	EUR	1,325	1,009,081
1.000%	10/31/50(k)	EUR	7,645	4,433,250
1.200%	10/31/40(k)	EUR	440	326,909
1.900%	10/31/52	EUR	1,019	732,059
2.900%	10/31/46	EUR	681	642,326
3.450%	07/30/66	EUR	75	74,198
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	100	123,671
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	681	538,225
Sweden Government Bond (Sweden),
Bonds, Series 1062
0.125%	05/12/31	SEK	26,000	1,987,623
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	853	1,042,222
3.250%	06/27/27	CHF	1,009	1,222,521
3.500%	04/08/33	CHF	1,095	1,510,248
Thailand Government Bond (Thailand),
Bonds
1.600%	12/17/29	THB	35,830	955,642
2.750%	06/17/52	THB	4,917	123,381
4.675%	06/29/44	THB	18,117	629,494
Sr. Unsec’d. Notes
1.875%	06/17/49	THB	10,080	213,603
4.875%	06/22/29	THB	6,604	210,760
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	250	132,241
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/32(d)	EUR	105	24,416
6.750%	06/20/28(d)	EUR	5,165	1,174,552
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	175	40,694
United Kingdom Gilt (United Kingdom),
Bonds
0.250%	01/31/25	GBP	3,735	4,375,643
0.250%	07/31/31	GBP	421	386,181
0.375%	10/22/26	GBP	2,618	2,848,507
0.500%	10/22/61	GBP	391	157,567
0.875%	10/22/29	GBP	2,248	2,291,220
1.250%	07/22/27	GBP	5,362	5,914,327

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
1.500%	07/22/47	GBP	783	$562,428
2.500%	07/22/65	GBP	202	173,123
3.250%	01/22/44	GBP	1,189	1,256,375
4.250%	12/07/46	GBP	2,024	2,475,783
Unsec’d. Notes
3.750%	01/29/38	GBP	3,096	3,608,677
3.750%	10/22/53	GBP	3,630	4,099,900
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.750%	10/28/34		400	432,964

TOTAL SOVEREIGN BONDS (cost $401,627,551)				353,468,424

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal Home Loan Mortgage Corp.
1.500%	04/01/41		186	151,302
1.500%	01/01/51		298	230,500
2.000%	10/01/35		278	248,407
2.000%	12/01/35		760	673,930
2.000%	05/01/36		314	278,490
2.000%	06/01/36		45	39,933
2.000%	06/01/36		140	124,186
2.000%	09/01/36		290	256,983
2.000%	08/01/40		350	301,030
2.000%	11/01/50		792	651,448
2.000%	03/01/51		56	46,392
2.000%	04/01/51		346	283,360
2.000%	05/01/51		342	281,558
2.500%	06/01/30		65	60,107
2.500%	07/01/30		28	25,654
2.500%	02/01/32		85	79,031
2.500%	11/01/35		76	69,432
2.500%	11/01/36		87	79,314
2.500%	07/01/50		217	184,925
2.500%	11/01/50		401	342,682
2.500%	01/01/51		738	630,529
2.500%	02/01/51		122	105,189
2.500%	03/01/51		305	259,927
2.500%	07/01/51		91	77,242
2.500%	08/01/51		175	149,531
2.500%	08/01/51		564	479,792
2.500%	09/01/51		319	272,214
3.000%	06/01/30		17	16,577
3.000%	01/01/32		81	76,319
3.000%	05/01/35		21	19,419
3.000%	09/01/35		63	58,294
3.000%	01/01/37		41	38,159
3.000%	02/01/37		66	61,003
3.000%	05/01/45		76	68,789
3.000%	08/01/46		191	171,376
3.000%	09/01/46		322	288,580
3.000%	02/01/47		129	115,345
3.000%	01/01/50		164	145,679
3.000%	02/01/50		193	171,582
3.000%	07/01/51		318	282,305
3.000%	12/01/51		93	82,095
3.000%	01/01/52		332	293,550
3.500%	10/01/30		16	14,912

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	12/01/30	38	$36,870
3.500%	04/01/33	49	46,834
3.500%	08/01/33	139	133,402
3.500%	08/01/42	81	76,273
3.500%	01/01/44	84	78,308
3.500%	07/01/45	89	82,833
3.500%	09/01/47	285	261,325
3.500%	11/01/47	530	489,558
3.500%	03/01/48	433	400,366
3.500%	02/01/52	119	108,849
4.000%	01/01/33	136	132,018
4.000%	06/01/42	40	38,681
4.000%	05/01/44	111	106,891
4.000%	09/01/44	78	74,082
4.000%	04/01/45	20	18,885
4.000%	05/01/45	54	51,802
4.000%	10/01/45	107	102,243
4.000%	02/01/46	217	205,499
4.000%	05/01/46	64	61,014
4.000%	01/01/47	88	83,852
4.000%	05/01/47	121	115,183
4.000%	04/01/52	3,821	3,588,246
4.500%	12/01/34	21	20,242
4.500%	03/01/41	102	100,444
4.500%	07/01/41	29	28,437
4.500%	03/01/44	36	35,353
4.500%	12/01/45	72	71,349
4.500%	12/01/45	114	112,488
4.500%	09/01/50	608	593,949
4.500%	11/01/52	1,528	1,469,292
5.000%	02/01/42	98	98,813
5.000%	10/01/48	51	51,080
5.000%	08/01/52	337	330,864
5.000%	01/01/53	803	787,306
5.000%	04/01/53	247	242,551
5.500%	08/01/40	7	6,723
6.000%	12/01/52	284	289,766
6.000%	03/01/53	98	100,352
6.250%	07/15/32	580	677,537
6.750%	03/15/31	2,050	2,400,472
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29	380	290,576
Federal National Mortgage Assoc.
1.500%	11/01/41	289	233,867
1.500%	05/01/51	192	148,360
2.000%	TBA	740	603,418
2.000%	04/01/30	7	6,452
2.000%	07/01/30	37	33,531
2.000%	04/01/31	30	26,754
2.000%	02/01/36	336	297,687
2.000%	05/01/36	154	136,804
2.000%	05/01/36	208	184,643
2.000%	05/01/36	238	211,404
2.000%	06/01/36	497	443,428
2.000%	08/01/36	70	62,489
2.000%	08/01/36	369	327,653
2.000%	09/01/36	221	195,504
2.000%	09/01/36	225	199,907

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

2.000%	12/01/36	158	$140,472
2.000%	02/01/37	270	239,696
2.000%	03/01/37	1,322	1,173,243
2.000%	06/01/40	122	105,022
2.000%	11/01/40	24	20,732
2.000%	12/01/40	214	183,770
2.000%	01/01/41	61	52,338
2.000%	07/01/41	104	88,548
2.000%	11/01/41	942	802,221
2.000%	07/01/50	148	121,790
2.000%	08/01/50	823	676,613
2.000%	12/01/50	621	511,787
2.000%	02/01/51	479	392,876
2.000%	02/01/51	7,739	6,346,236
2.000%	03/01/51	135	110,611
2.000%	03/01/51	152	125,476
2.000%	03/01/51	177	145,854
2.000%	03/01/51	840	688,614
2.000%	05/01/51	261	213,567
2.000%	05/01/51	627	515,280
2.000%	05/01/51	2,863	2,353,477
2.000%	07/01/51	841	688,262
2.000%	08/01/51	352	289,155
2.000%	08/01/51	4,081	3,336,703
2.000%	10/01/51	855	702,435
2.500%	TBA	240	218,484
2.500%	05/01/30	7	6,522
2.500%	05/01/30	44	40,845
2.500%	06/01/30	17	15,771
2.500%	07/01/30	35	33,102
2.500%	07/01/30	43	39,622
2.500%	07/01/30	44	41,162
2.500%	11/01/31	82	75,964
2.500%	07/01/32	144	133,129
2.500%	10/01/34	85	77,727
2.500%	02/01/36	659	602,599
2.500%	05/01/36	548	499,569
2.500%	06/01/36	45	40,719
2.500%	04/01/37	374	338,098
2.500%	06/01/40	384	339,995
2.500%	07/01/40	292	258,816
2.500%	04/01/45	9	8,071
2.500%	09/01/46	9	7,607
2.500%	07/01/50	39	33,339
2.500%	07/01/50	598	511,913
2.500%	09/01/50	354	302,949
2.500%	11/01/50	425	365,465
2.500%	12/01/50	389	330,452
2.500%	01/01/51	164	139,958
2.500%	03/01/51	573	489,012
2.500%	04/01/51	154	131,538
2.500%	05/01/51	911	775,516
2.500%	07/01/51	400	342,135
2.500%	07/01/51	1,747	1,491,258
2.500%	09/01/51	768	656,787
2.500%	10/01/51	413	352,891
2.500%	11/01/51	575	492,796
2.500%	11/01/51	5,831	4,976,262

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

2.500%	12/01/51	352	$302,283
2.500%	03/01/52	261	222,199
2.500%	04/01/52	461	392,906
3.000%	TBA	945	881,508
3.000%	06/01/30	55	52,164
3.000%	07/01/30	6	6,036
3.000%	07/01/30	38	36,289
3.000%	07/01/30	74	70,895
3.000%	09/01/30	38	36,549
3.000%	11/01/30	19	17,737
3.000%	03/01/31	64	60,226
3.000%	04/01/32	161	151,913
3.000%	06/01/32	99	93,126
3.000%	07/01/33	62	57,877
3.000%	03/01/35	19	18,120
3.000%	05/01/35	302	282,963
3.000%	09/01/35	32	29,754
3.000%	02/01/37	34	31,021
3.000%	12/01/40	268	242,904
3.000%	11/01/42	159	143,831
3.000%	05/01/45	265	239,518
3.000%	06/01/45	189	170,909
3.000%	07/01/45	55	49,472
3.000%	08/01/45	173	155,779
3.000%	01/01/46	31	27,449
3.000%	04/01/46	275	248,254
3.000%	10/01/46	65	58,469
3.000%	10/01/46	97	86,923
3.000%	11/01/46	248	221,590
3.000%	12/01/46	102	91,871
3.000%	12/01/46	423	378,561
3.000%	12/01/49	163	144,448
3.000%	12/01/49	164	145,564
3.000%	03/01/50	162	144,067
3.000%	05/01/50	168	149,474
3.000%	08/01/50	133	118,045
3.000%	08/01/50	301	266,389
3.000%	10/01/50	227	201,163
3.000%	12/01/50	313	276,970
3.000%	12/01/50	671	598,679
3.000%	05/01/51	420	373,509
3.000%	08/01/51	326	288,924
3.000%	11/01/51	291	256,774
3.000%	12/01/51	118	104,591
3.000%	06/01/52	3,685	3,248,829
3.500%	12/01/29	27	25,709
3.500%	05/01/30	21	20,594
3.500%	10/01/30	37	35,635
3.500%	11/01/32	47	44,991
3.500%	01/01/35	7	7,084
3.500%	02/01/36	93	87,863
3.500%	02/01/37	29	27,790
3.500%	06/01/42	130	121,815
3.500%	06/01/43	190	178,144
3.500%	10/01/43	263	245,582
3.500%	04/01/47	312	288,239
3.500%	08/01/47	48	44,116
3.500%	09/01/47	203	186,995

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	09/01/47	275	$254,053
3.500%	01/01/48	611	565,437
3.500%	03/01/48	89	81,722
3.500%	04/01/48	409	377,540
3.500%	11/01/48	209	193,019
3.500%	06/01/49	558	515,438
3.500%	09/01/49	296	273,011
3.500%	10/01/50	3,816	3,510,344
3.500%	07/01/51	256	235,808
3.500%	09/01/57	446	406,032
3.500%	05/01/58	173	157,900
4.000%	04/01/35	31	29,639
4.000%	03/01/41	71	68,121
4.000%	11/01/42	97	93,129
4.000%	06/01/44	37	35,556
4.000%	11/01/44	104	100,132
4.000%	03/01/45	25	23,590
4.000%	11/01/45	37	35,563
4.000%	01/01/46	80	76,594
4.000%	03/01/46	154	147,318
4.000%	01/01/47	105	100,013
4.000%	04/01/47	74	70,194
4.000%	04/01/47	108	103,190
4.000%	12/01/47	213	203,308
4.000%	04/01/48	109	104,367
4.000%	06/01/48	1,517	1,445,188
4.000%	10/01/48	169	161,603
4.000%	02/01/49	264	251,416
4.000%	09/01/49	66	62,542
4.000%	03/01/51	215	204,734
4.500%	TBA	25	24,035
4.500%	TBA	2,490	2,441,367
4.500%	03/01/40	7	6,582
4.500%	08/01/40	38	36,650
4.500%	02/01/41	32	32,069
4.500%	06/01/41	97	95,431
4.500%	09/01/41	17	17,073
4.500%	01/01/42	52	51,492
4.500%	01/01/43	49	48,865
4.500%	03/01/44	21	20,649
4.500%	06/01/44	6	5,956
4.500%	02/01/46	136	133,574
4.500%	05/01/48	136	132,650
4.500%	06/01/48	74	72,863
4.500%	01/01/51	210	205,977
5.000%	TBA	3,190	3,125,702
5.000%	05/01/38	52	52,656
5.000%	08/01/52	794	781,291
5.500%	TBA	4,375	4,353,809
5.500%	07/01/38	28	28,326
5.500%	05/01/39	36	36,646
5.500%	05/01/40	18	18,685
5.500%	10/01/52	281	280,164
5.500%	11/01/52	980	978,975
6.000%	02/01/36	21	21,578
6.000%	11/01/38	19	19,894
6.000%	09/01/39	46	47,669
6.000%	06/01/40	27	27,555

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	05/01/53	200	$203,868
6.625%	11/15/30	855	990,454
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	140	91,393
Government National Mortgage Assoc.
2.000%	TBA	600	504,258
2.000%	09/20/50	225	190,126
2.000%	10/20/50	365	308,276
2.000%	11/20/50	227	191,187
2.000%	11/20/50	304	252,031
2.000%	09/20/51	336	283,329
2.000%	11/20/51	438	368,579
2.000%	08/20/52	1,186	998,235
2.500%	01/20/47	41	36,249
2.500%	11/20/49	363	316,546
2.500%	03/20/51	658	571,721
2.500%	04/20/51	369	320,889
2.500%	05/20/51	183	158,787
2.500%	09/20/51	383	331,890
2.500%	12/20/51	3,262	2,825,353
2.500%	10/20/52	2,698	2,336,966
3.000%	TBA	285	254,641
3.000%	05/20/43	157	143,669
3.000%	11/20/43	184	168,640
3.000%	01/15/45	24	21,236
3.000%	03/15/45	23	20,824
3.000%	04/20/45	157	142,700
3.000%	01/20/47	236	213,661
3.000%	02/20/47	158	143,181
3.000%	06/20/47	360	326,247
3.000%	08/20/47	147	133,261
3.000%	12/20/49	131	117,672
3.000%	01/20/50	155	139,948
3.000%	04/20/51	1,087	976,663
3.000%	07/20/51	357	320,622
3.000%	10/20/51	166	149,209
3.000%	12/20/51	263	235,777
3.000%	01/20/52	1,279	1,145,185
3.500%	TBA	2,309	2,131,045
3.500%	04/15/45	23	21,958
3.500%	07/20/47	787	736,897
3.500%	08/20/47	187	174,438
3.500%	09/20/47	36	33,861
3.500%	11/20/47	29	27,254
3.500%	12/20/47	27	25,572
3.500%	03/20/48	100	93,542
3.500%	09/20/51	226	209,844
3.500%	11/20/51	23	21,287
3.500%	01/20/52	188	173,632
3.500%	06/20/52	802	740,384
4.000%	TBA	925	875,245
4.000%	03/15/44	52	50,499
4.000%	01/20/46	73	69,797
4.000%	02/20/46	25	24,269
4.000%	03/20/46	114	109,542
4.000%	07/20/47	201	192,848
4.000%	12/20/47	73	70,480
4.000%	09/20/48	154	146,523

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	11/20/48	405	$387,875
4.000%	06/20/50	23	21,938
4.500%	TBA	980	945,853
4.500%	10/15/41	28	27,560
4.500%	07/20/44	109	107,971
4.500%	04/20/45	123	122,043
4.500%	06/20/52	95	91,950
4.500%	07/20/52	219	211,745
5.000%	TBA	965	948,263
5.000%	06/15/38	16	15,771
5.000%	06/15/39	27	27,488
5.000%	12/15/39	22	22,279
5.000%	10/20/42	7	7,115
5.000%	03/15/44	91	91,136
5.000%	10/20/52	439	431,523
5.000%	11/20/52	344	338,810
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30	290	206,270

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $130,510,792)			120,937,975

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bonds
1.375%	11/15/40	7,092	4,747,208
1.750%	08/15/41(h)(k)	53,536	37,634,135
1.875%	02/15/41	11,440	8,310,087
2.000%	08/15/51	11,432	7,795,195
2.250%	05/15/41(a)(h)(k)	30,495	23,490,680
2.250%	08/15/46(h)	5,180	3,784,638
2.375%	05/15/51	330	245,438
2.875%	05/15/52	6,691	5,547,257
3.000%	11/15/45	835	704,140
3.000%	08/15/52	1,865	1,586,707
3.250%	05/15/42(h)	460	410,550
3.500%	02/15/39	2,324	2,227,772
4.000%	11/15/42	864	859,005
U.S. Treasury Notes
1.250%	06/30/28(k)	1,465	1,275,466
1.250%	08/15/31	3,487	2,862,064
1.500%	11/30/28(k)	5,930	5,187,360
2.375%	03/31/29(k)	2,065	1,885,764
2.750%	05/31/29(k)	4,140	3,854,728
2.875%	05/15/32	3,124	2,897,022
3.250%	06/30/29	129	123,427
3.500%	02/15/33	2,406	2,343,970
3.625%	03/31/28	3,120	3,047,850
3.750%	04/15/26	16,459	16,110,532
3.875%	11/30/27(a)(h)	32,832	32,370,300
3.875%	11/30/29	16	15,859
3.875%	12/31/29	155	153,692
4.125%	11/15/32(a)	460	470,134
4.500%	11/30/24	8,584	8,493,130
4.625%	02/28/25(a)	4,600	4,564,422
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	855	476,596
1.961%(s)	11/15/40(k)	8,025	3,931,623
1.963%(s)	08/15/41	10,650	5,009,660
2.056%(s)	05/15/43(k)	2,265	987,752

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. TREASURY OBLIGATIONS (continued)
2.117%(s)	05/15/44(k)		1,665	$698,975
3.631%(s)	05/15/41(h)		31,655	15,111,553

TOTAL U.S. TREASURY OBLIGATIONS (cost $235,779,203)				209,214,691

TOTAL LONG-TERM INVESTMENTS (cost $9,454,197,862)				9,804,060,378

		Shares
SHORT-TERM INVESTMENTS — 18.2%
AFFILIATED MUTUAL FUNDS — 16.2%
PGIM Core Ultra Short Bond Fund(wd)			1,712,463,729	1,712,463,729
PGIM Institutional Money Market Fund (cost $192,556,979; includes $191,434,043 of cash collateral for securities on loan)(b)(wd)			192,670,827	192,535,958

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,905,020,708)				1,904,999,687

Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER(n) — 0.9%
Aon Corp.
5.490%	07/19/23		8,800	8,775,524
AT&T, Inc.
5.613%	11/21/23		6,775	6,621,451
5.619%	11/20/23		5,600	5,474,007
Consolidated Edison Co. of New York, Inc.
5.322%	07/10/23		8,750	8,737,264
Dominion Resources, Inc.
5.599%	09/08/23		6,075	6,008,885
Edison International
5.940%	10/10/23		6,650	6,540,624
Electricite de France SA
5.561%	07/03/23		6,650	6,647,033
Engie SA
5.411%	11/21/23		8,975	8,782,361
Mondelez International, Inc.
5.421%	07/18/23		6,650	6,632,511
Paramount Global
5.829%	08/03/23		7,450	7,409,141
Public Service Electric & Gas Co.
5.639%	08/08/23		6,100	6,063,793
Raytheon Technologies Corp.
5.424%	07/19/23		7,150	7,129,660
RWE AG
5.755%	07/11/23		8,925	8,909,437
Sempra Energy
5.602%	09/08/23		6,750	6,676,146
5.627%	09/05/23		6,750	6,679,411

TOTAL COMMERCIAL PAPER (cost $107,125,703)				107,087,248

FOREIGN TREASURY OBLIGATIONS(n) — 0.2%
Japan Treasury Discount Bills, Series 1151
(0.181)%	07/24/23	JPY	3,349,000	23,210,978

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN TREASURY OBLIGATIONS(n) (continued)
Japan Treasury Discount Bills, Series 1165
(0.132)%	09/25/23	JPY	559,950	$3,881,663

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $28,993,499)				27,092,641

U.S. TREASURY OBLIGATION(k)(n) — 0.6%
U.S. Treasury Bills
5.098%	09/14/23		70,750	70,010,489

(cost $70,008,452)

		Shares

UNAFFILIATED FUND — 0.3%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)			27,955,419	27,955,419

(cost $27,955,419)

TOTAL SHORT-TERM INVESTMENTS (cost $2,139,103,781)				2,137,145,484

TOTAL INVESTMENTS—101.6% (cost $11,593,301,643)				11,941,205,862
Liabilities in excess of other assets(z) — (1.6)%				(189,475,409)

NET ASSETS — 100.0%				$11,751,730,453

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $283,526 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $188,163,440; cash collateral of $191,434,043 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,520,618. The aggregate value of $778,127 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	2.500%	TBA	07/13/23	$(2,483)	$(2,105,312)
Federal National Mortgage Assoc.	3.000%	TBA	07/13/23	(1,425)	(1,254,056)
Federal National Mortgage Assoc.	3.500%	TBA	07/13/23	(6,785)	(6,182,566)
Federal National Mortgage Assoc.	4.000%	TBA	07/13/23	(4,879)	(4,578,446)
Government National Mortgage Assoc.	2.500%	TBA	07/20/23	(2,300)	(1,991,477)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $16,215,777)					$(16,111,857)

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
900	2 Year U.S. Treasury Notes	Sep. 2023	$183,009,375	$(2,518,745)
11	3 Year Australian Treasury Bonds	Sep. 2023	774,023	(3,849)
3,220	5 Year U.S. Treasury Notes	Sep. 2023	344,841,875	(6,539,469)
90	10 Year Australian Treasury Bonds	Sep. 2023	6,964,937	(26,767)
40	10 Year Canadian Government Bonds	Sep. 2023	3,699,717	25,710
5	10 Year Japanese Government Bonds	Sep. 2023	5,147,441	(13,684)
4,118	10 Year U.S. Treasury Notes	Sep. 2023	462,309,864	(8,080,622)
816	20 Year U.S. Treasury Bonds	Sep. 2023	103,555,500	(339,273)
16	30 Year Euro Buxl	Sep. 2023	2,437,304	37,940
1,641	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	223,534,969	1,626,153
140	Euro Schatz Index	Sep. 2023	16,017,725	(96,264)
32	Euro-BTP Italian Government Bond	Sep. 2023	4,054,375	3,544
34	Euro-OAT	Sep. 2023	4,763,743	(21,245)
1,715	Mini MSCI EAFE Index	Sep. 2023	184,834,125	1,458,915
658	Russell 2000 E-Mini Index	Sep. 2023	62,631,730	846,510
2,444	S&P 500 E-Mini Index	Sep. 2023	548,464,150	16,808,030

				3,166,884

Short Positions:
888	2 Year U.S. Treasury Notes	Sep. 2023	180,569,250	1,659,245
39	3 Year Korea Treasury Bond	Sep. 2023	3,070,216	6,310
47	5 Year Canadian Government Bonds	Sep. 2023	3,907,945	41,543
306	5 Year Euro-Bobl	Sep. 2023	38,636,402	373,751
323	5 Year U.S. Treasury Notes	Sep. 2023	34,591,281	699,712
344	10 Year Euro-Bund	Sep. 2023	50,202,358	302,373
156	10 Year U.K. Gilt	Sep. 2023	18,880,836	(15,590)
181	10 Year U.S. Treasury Notes	Sep. 2023	20,320,079	182,555
698	10 Year U.S. Ultra Treasury Notes	Sep. 2023	82,669,375	758,497
32	30 Year Euro Buxl	Sep. 2023	4,874,609	(77,958)
107	British Pound Currency	Sep. 2023	8,492,456	(158,924)
528	Euro Currency	Sep. 2023	72,289,800	(1,171,122)
403	Euro Schatz Index	Sep. 2023	46,108,165	365,274

				2,965,666

				$6,132,550

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/23	BARC	AUD	15,602	$10,336,325	$10,395,254	$58,929	$—
Expiring 07/07/23	BARC	AUD	2,224	1,473,400	1,481,800	8,400	—
Expiring 07/07/23	BNP	AUD	2,675	1,746,579	1,782,291	35,712	—
Expiring 07/07/23	BNP	AUD	1,325	885,286	882,818	—	(2,468)
Expiring 07/07/23	BNP	AUD	820	555,296	546,347	—	(8,949)
Expiring 07/07/23	BOA	AUD	2,535	1,742,153	1,689,012	—	(53,141)
Expiring 07/07/23	GSI	AUD	2,575	1,719,369	1,715,664	—	(3,705)
Expiring 07/07/23	HSBC	AUD	627	415,753	417,756	2,003	—
Expiring 07/07/23	JPM	AUD	2,545	1,727,571	1,695,675	—	(31,896)
Expiring 07/07/23	MSI	AUD	5,160	3,495,833	3,437,989	—	(57,844)
Expiring 07/07/23	TD	AUD	7,151	4,659,570	4,764,547	104,977	—
Expiring 07/07/23	UAG	AUD	2,570	1,749,152	1,712,332	—	(36,820)
Expiring 07/07/23	UAG	AUD	2,560	1,750,656	1,705,669	—	(44,987)

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/07/23	UAG	AUD	1,800	$1,215,468	$1,199,299	$—	$(16,169)
Expiring 07/19/23	CITI	AUD	1,079	699,955	719,192	19,237	—
Expiring 07/19/23	MSI	AUD	373	251,493	248,932	—	(2,561)
Expiring 07/19/23	TD	AUD	1,061	695,000	707,456	12,456	—
Expiring 08/04/23	BARC	AUD	1,893	1,255,099	1,262,374	7,275	—
Expiring 08/04/23	GSI	AUD	2,625	1,746,071	1,750,518	4,447	—
Brazilian Real,
Expiring 07/05/23	BARC	BRL	3,160	655,710	659,336	3,626	—
Expiring 07/05/23	CITI	BRL	9,346	1,860,438	1,950,147	89,709	—
Expiring 07/05/23	CITI	BRL	2,577	517,262	537,693	20,431	—
Expiring 07/05/23	CITI	BRL	1,718	345,119	358,462	13,343	—
Expiring 07/05/23	CITI	BRL	1,303	270,377	271,872	1,495	—
Expiring 07/05/23	GSI	BRL	4,463	889,062	931,208	42,146	—
Expiring 08/02/23	CITI	BRL	9,346	1,936,189	1,940,034	3,845	—
Expiring 08/02/23	CITI	BRL	5,598	1,159,342	1,161,969	2,627	—
British Pound,
Expiring 07/05/23	BARC	GBP	4,987	6,336,453	6,333,493	—	(2,960)
Expiring 07/07/23	BARC	GBP	1,395	1,748,549	1,771,721	23,172	—
Expiring 07/07/23	BARC	GBP	1,384	1,730,635	1,757,750	27,115	—
Expiring 07/07/23	BARC	GBP	1,364	1,750,061	1,732,349	—	(17,712)
Expiring 07/07/23	BNP	GBP	1,375	1,752,303	1,746,321	—	(5,982)
Expiring 07/07/23	BNP	GBP	1,038	1,306,029	1,318,313	12,284	—
Expiring 07/07/23	BNP	GBP	1,027	1,309,508	1,304,342	—	(5,166)
Expiring 07/07/23	BOA	GBP	1,812	2,247,561	2,301,332	53,771	—
Expiring 07/07/23	CITI	GBP	1,383	1,742,688	1,756,480	13,792	—
Expiring 07/07/23	GSI	GBP	1,407	1,736,320	1,786,962	50,642	—
Expiring 07/07/23	GSI	GBP	1,307	1,634,028	1,659,956	25,928	—
Expiring 07/07/23	GSI	GBP	1,020	1,266,563	1,295,452	28,889	—
Expiring 07/07/23	GSI	GBP	370	471,003	469,918	—	(1,085)
Expiring 07/07/23	JPM	GBP	2,794	3,476,823	3,548,523	71,700	—
Expiring 07/07/23	JPM	GBP	1,406	1,760,337	1,785,691	25,354	—
Expiring 07/07/23	JPM	GBP	1,397	1,735,472	1,774,261	38,789	—
Expiring 07/07/23	JPM	GBP	1,370	1,747,182	1,739,970	—	(7,212)
Expiring 07/07/23	JPM	GBP	1,369	1,746,109	1,738,700	—	(7,409)
Expiring 07/07/23	JPM	GBP	1,000	1,273,927	1,270,051	—	(3,876)
Expiring 07/07/23	MSI	GBP	426	538,869	541,042	2,173	—
Expiring 07/07/23	TD	GBP	31,938	40,305,756	40,562,889	257,133	—
Expiring 07/07/23	TD	GBP	4,004	5,053,048	5,085,284	32,236	—
Expiring 07/07/23	TD	GBP	558	704,196	708,688	4,492	—
Expiring 07/07/23	TD	GBP	137	169,332	173,997	4,665	—
Expiring 07/19/23	CITI	GBP	195	245,001	247,214	2,213	—
Expiring 07/19/23	MSI	GBP	455	564,848	578,283	13,435	—
Expiring 08/04/23	BNP	GBP	753	954,183	956,539	2,356	—
Canadian Dollar,
Expiring 07/07/23	BARC	CAD	2,460	1,812,205	1,857,144	44,939	—
Expiring 07/07/23	BNP	CAD	2,375	1,745,144	1,792,975	47,831	—
Expiring 07/07/23	BNP	CAD	2,370	1,741,573	1,789,201	47,628	—
Expiring 07/07/23	BNP	CAD	605	455,550	456,737	1,187	—
Expiring 07/07/23	BOA	CAD	735	556,917	554,878	—	(2,039)
Expiring 07/07/23	GSI	CAD	2,330	1,751,042	1,759,003	7,961	—
Expiring 07/07/23	JPM	CAD	4,635	3,480,213	3,499,132	18,919	—
Expiring 07/07/23	JPM	CAD	2,605	1,955,434	1,966,611	11,177	—
Expiring 07/07/23	JPM	CAD	2,320	1,735,372	1,751,453	16,081	—
Expiring 07/07/23	JPM	CAD	2,310	1,739,419	1,743,905	4,486	—
Expiring 07/07/23	JPM	CAD	1,190	890,907	898,375	7,468	—

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/07/23	RBC	CAD	25,485	$19,222,356	$19,239,567	$17,211	$—
Expiring 07/07/23	RBC	CAD	4,605	3,493,347	3,476,484	—	(16,863)
Expiring 07/07/23	SSB	CAD	2,004	1,501,377	1,512,894	11,517	—
Expiring 07/07/23	TD	CAD	1,641	1,221,947	1,238,851	16,904	—
Expiring 07/07/23	UAG	CAD	665	497,677	502,033	4,356	—
Expiring 07/19/23	MSI	CAD	315	232,117	237,958	5,841	—
Expiring 08/04/23	RBC	CAD	2,460	1,856,217	1,857,983	1,766	—
Expiring 08/04/23	RBC	CAD	458	345,588	345,917	329	—
Chilean Peso,
Expiring 07/07/23	MSI	CLP	1,308,940	1,634,132	1,631,372	—	(2,760)
Expiring 07/07/23	MSI	CLP	393,342	491,064	490,235	—	(829)
Chinese Renminbi,
Expiring 07/07/23	HSBC	CNH	25,340	3,487,572	3,487,524	—	(48)
Expiring 07/07/23	HSBC	CNH	11,077	1,524,540	1,524,519	—	(21)
Expiring 07/07/23	JPM	CNH	6,296	869,038	866,513	—	(2,525)
Expiring 07/07/23	MSI	CNH	4,348	616,366	598,412	—	(17,954)
Expiring 07/13/23	BOA	CNH	5,891	861,282	811,179	—	(50,103)
Expiring 08/23/23	BNP	CNH	5,090	704,000	703,230	—	(770)
Expiring 08/23/23	BOA	CNH	17,649	2,448,000	2,438,200	—	(9,800)
Expiring 08/23/23	GSI	CNH	17,333	2,423,000	2,394,622	—	(28,378)
Expiring 08/23/23	HSBC	CNH	18,430	2,599,000	2,546,055	—	(52,945)
Expiring 08/23/23	JPM	CNH	17,630	2,465,000	2,435,594	—	(29,406)
Expiring 08/23/23	JPM	CNH	5,063	699,000	699,402	402	—
Expiring 08/23/23	MSI	CNH	28,160	3,956,000	3,890,282	—	(65,718)
Expiring 08/23/23	SSB	CNH	5,380	752,000	743,221	—	(8,779)
Expiring 08/23/23	SSB	CNH	4,938	698,000	682,167	—	(15,833)
Expiring 01/24/24	BOA	CNH	5,891	872,676	824,742	—	(47,934)
Colombian Peso,
Expiring 07/07/23	DB	COP	3,207,954	772,815	767,293	—	(5,522)
Expiring 07/07/23	DB	COP	2,231,188	537,506	533,666	—	(3,840)
Expiring 07/07/23	MSI	COP	1,460,312	326,728	349,284	22,556	—
Expiring 09/20/23	BARC	COP	16,172,380	3,800,294	3,791,539	—	(8,755)
Expiring 09/20/23	CITI	COP	12,876,191	2,840,554	3,018,763	178,209	—
Expiring 09/20/23	DB	COP	12,675,961	2,851,735	2,971,820	120,085	—
Expiring 09/20/23	DB	COP	5,237,478	1,156,000	1,227,902	71,902	—
Czech Koruna,
Expiring 07/07/23	MSI	CZK	33,579	1,535,040	1,540,812	5,772	—
Expiring 07/07/23	MSI	CZK	28,442	1,300,206	1,305,095	4,889	—
Danish Krone,
Expiring 07/07/23	DB	DKK	5,865	855,052	859,876	4,824	—
Euro,
Expiring 07/05/23	JPM	EUR	72,521	79,488,891	79,153,759	—	(335,132)
Expiring 07/07/23	BARC	EUR	1,624	1,734,793	1,772,696	37,903	—
Expiring 07/07/23	BARC	EUR	200	218,506	218,313	—	(193)
Expiring 07/07/23	BNP	EUR	1,791	1,939,618	1,954,986	15,368	—
Expiring 07/07/23	BNP	EUR	1,202	1,312,931	1,312,057	—	(874)
Expiring 07/07/23	BNP	EUR	99	107,460	108,064	604	—
Expiring 07/07/23	BOA	EUR	1,727	1,845,025	1,885,126	40,101	—
Expiring 07/07/23	BOA	EUR	1,624	1,747,619	1,772,695	25,076	—
Expiring 07/07/23	BOA	EUR	203	216,940	221,587	4,647	—
Expiring 07/07/23	CITI	EUR	2,202	2,377,467	2,403,617	26,150	—
Expiring 07/07/23	CITI	EUR	1,799	1,944,437	1,963,718	19,281	—
Expiring 07/07/23	CITI	EUR	1,634	1,759,803	1,783,610	23,807	—
Expiring 07/07/23	CITI	EUR	1,574	1,687,812	1,718,117	30,305	—
Expiring 07/07/23	DB	EUR	10,736	11,556,177	11,718,999	162,822	—

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/07/23	GSI	EUR	1,062	$1,142,904	$1,159,238	$16,334	$—
Expiring 07/07/23	HSBC	EUR	134,887	146,325,418	147,237,389	911,971	—
Expiring 07/07/23	HSBC	EUR	31,618	34,299,206	34,512,975	213,769	—
Expiring 07/07/23	JPM	EUR	2,408	2,633,209	2,628,478	—	(4,731)
Expiring 07/07/23	JPM	EUR	1,625	1,744,387	1,773,786	29,399	—
Expiring 07/07/23	JPM	EUR	917	985,961	1,000,961	15,000	—
Expiring 07/07/23	MSI	EUR	1,354	1,447,822	1,477,973	30,151	—
Expiring 07/07/23	MSI	EUR	102	109,590	111,340	1,750	—
Expiring 07/07/23	SCB	EUR	105	114,955	114,614	—	(341)
Expiring 07/07/23	TD	EUR	1,163	1,250,258	1,269,485	19,227	—
Expiring 07/07/23	UAG	EUR	835	897,816	911,453	13,637	—
Expiring 07/07/23	UAG	EUR	100	107,784	109,157	1,373	—
Expiring 07/19/23	BOA	EUR	1,300	1,406,496	1,419,941	13,445	—
Expiring 07/19/23	BOA	EUR	1,291	1,394,000	1,410,562	16,562	—
Expiring 07/19/23	CITI	EUR	545	604,300	595,299	—	(9,001)
Expiring 07/19/23	JPM	EUR	2,171	2,378,398	2,371,109	—	(7,289)
Expiring 08/03/23	JPM	EUR	1,596	1,744,214	1,744,615	401	—
Expiring 08/04/23	BNP	EUR	104	113,324	113,689	365	—
Expiring 08/04/23	CITI	EUR	1,599	1,737,497	1,747,976	10,479	—
Expiring 08/04/23	GSI	EUR	881	962,605	963,081	476	—
Expiring 08/04/23	HSBC	EUR	3,143	3,414,266	3,435,827	21,561	—
Expiring 08/04/23	MSI	EUR	161	176,298	176,000	—	(298)
Expiring 08/04/23	UAG	EUR	2,176	2,386,282	2,378,734	—	(7,548)
Hungarian Forint,
Expiring 07/07/23	BARC	HUF	259,000	748,055	757,165	9,110	—
Expiring 07/07/23	BARC	HUF	125,695	360,129	367,459	7,330	—
Expiring 07/07/23	BARC	HUF	70,936	202,819	207,376	4,557	—
Expiring 07/07/23	JPM	HUF	1,393,600	4,068,905	4,074,076	5,171	—
Expiring 07/07/23	JPM	HUF	284,936	831,930	832,987	1,057	—
Expiring 07/07/23	SCB	HUF	52,269	149,455	152,804	3,349	—
Expiring 07/19/23	BARC	HUF	258,251	742,340	752,363	10,023	—
Expiring 07/19/23	HSBC	HUF	1,022,068	2,866,548	2,977,595	111,047	—
Expiring 07/19/23	HSBC	HUF	116,962	328,037	340,745	12,708	—
Expiring 07/19/23	JPM	HUF	695,753	1,966,060	2,026,942	60,882	—
Expiring 07/19/23	JPM	HUF	681,717	1,947,208	1,986,051	38,843	—
Expiring 07/19/23	JPM	HUF	79,619	224,989	231,956	6,967	—
Expiring 07/19/23	JPM	HUF	78,013	222,831	227,276	4,445	—
Expiring 07/19/23	TD	HUF	1,083,036	3,112,619	3,155,214	42,595	—
Indian Rupee,
Expiring 07/07/23	BOA	INR	48,463	584,709	590,199	5,490	—
Expiring 07/07/23	CITI	INR	36,387	441,161	443,133	1,972	—
Expiring 07/07/23	GSI	INR	7,944	96,320	96,745	425	—
Expiring 07/07/23	JPM	INR	99,900	1,210,616	1,216,617	6,001	—
Expiring 07/07/23	JPM	INR	84,903	1,029,190	1,033,978	4,788	—
Expiring 07/07/23	JPM	INR	66,940	816,341	815,218	—	(1,123)
Expiring 07/07/23	JPM	INR	40,521	491,402	493,479	2,077	—
Expiring 07/07/23	JPM	INR	40,276	487,190	490,495	3,305	—
Expiring 07/07/23	JPM	INR	19,672	238,492	239,572	1,080	—
Expiring 07/07/23	JPM	INR	18,954	229,121	230,829	1,708	—
Expiring 07/07/23	JPM	INR	10,214	123,829	124,390	561	—
Expiring 07/07/23	SCB	INR	21,819	264,537	265,719	1,182	—
Expiring 08/04/23	MSI	INR	495,993	6,040,371	6,036,079	—	(4,292)
Expiring 09/20/23	JPM	INR	353,235	4,294,000	4,292,304	—	(1,696)
Indonesian Rupiah,
Expiring 07/07/23	BARC	IDR	64,460,833	4,303,011	4,285,290	—	(17,721)

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 07/07/23	BARC	IDR	4,854,000	$324,023	$322,689	$—	$(1,334)
Expiring 09/20/23	MSI	IDR	157,689,727	10,602,772	10,470,534	—	(132,238)
Israeli Shekel,
Expiring 07/07/23	BNP	ILS	9,108	2,456,395	2,457,649	1,254	—
Expiring 07/07/23	BNP	ILS	3,976	1,072,313	1,072,860	547	—
Expiring 07/07/23	GSI	ILS	2,060	556,276	555,859	—	(417)
Expiring 09/20/23	BARC	ILS	6,297	1,775,000	1,704,092	—	(70,908)
Expiring 09/20/23	CITI	ILS	2,430	667,911	657,746	—	(10,165)
Japanese Yen,
Expiring 07/07/23	BARC	JPY	60,800	438,029	421,795	—	(16,234)
Expiring 07/07/23	BNP	JPY	6,507,613	44,993,955	45,146,046	152,091	—
Expiring 07/07/23	BNP	JPY	3,804,821	27,423,853	26,395,643	—	(1,028,210)
Expiring 07/07/23	BNP	JPY	266,949	1,924,079	1,851,937	—	(72,142)
Expiring 07/07/23	BNP	JPY	249,200	1,736,314	1,728,805	—	(7,509)
Expiring 07/07/23	BNP	JPY	123,900	867,763	859,547	—	(8,216)
Expiring 07/07/23	BNP	JPY	121,500	875,752	842,897	—	(32,855)
Expiring 07/07/23	BOA	JPY	244,300	1,749,169	1,694,812	—	(54,357)
Expiring 07/07/23	BOA	JPY	125,100	872,992	867,871	—	(5,121)
Expiring 07/07/23	CITI	JPY	242,500	1,732,094	1,682,324	—	(49,770)
Expiring 07/07/23	DB	JPY	363,800	2,614,623	2,523,833	—	(90,790)
Expiring 07/07/23	DB	JPY	363,700	2,588,404	2,523,140	—	(65,264)
Expiring 07/07/23	DB	JPY	243,100	1,745,245	1,686,487	—	(58,758)
Expiring 07/07/23	DB	JPY	241,900	1,747,864	1,678,162	—	(69,702)
Expiring 07/07/23	GSI	JPY	484,800	3,487,032	3,363,261	—	(123,771)
Expiring 07/07/23	GSI	JPY	251,700	1,748,159	1,746,148	—	(2,011)
Expiring 07/07/23	HSBC	JPY	484,800	3,486,017	3,363,262	—	(122,755)
Expiring 07/07/23	HSBC	JPY	243,400	1,761,366	1,688,568	—	(72,798)
Expiring 07/07/23	HSBC	JPY	95,900	692,264	665,299	—	(26,965)
Expiring 07/07/23	JPM	JPY	970,500	7,022,076	6,732,767	—	(289,309)
Expiring 07/07/23	JPM	JPY	484,800	3,484,824	3,363,261	—	(121,563)
Expiring 07/07/23	JPM	JPY	363,700	2,585,318	2,523,139	—	(62,179)
Expiring 07/07/23	JPM	JPY	250,900	1,748,822	1,740,599	—	(8,223)
Expiring 07/07/23	JPM	JPY	250,200	1,746,035	1,735,743	—	(10,292)
Expiring 07/07/23	JPM	JPY	242,500	1,721,372	1,682,324	—	(39,048)
Expiring 07/07/23	JPM	JPY	125,100	873,726	867,871	—	(5,855)
Expiring 07/07/23	JPM	JPY	124,600	868,046	864,402	—	(3,644)
Expiring 07/07/23	MSI	JPY	626,100	4,364,791	4,343,519	—	(21,272)
Expiring 07/07/23	MSI	JPY	375,700	2,621,140	2,606,389	—	(14,751)
Expiring 07/07/23	MSI	JPY	375,300	2,620,773	2,603,613	—	(17,160)
Expiring 07/07/23	MSI	JPY	250,500	1,746,928	1,737,824	—	(9,104)
Expiring 07/07/23	MSI	JPY	250,200	1,747,218	1,735,743	—	(11,475)
Expiring 07/19/23	MSI	JPY	345,101	2,624,854	2,398,833	—	(226,021)
Expiring 08/04/23	BNP	JPY	1,757,071	12,199,976	12,244,857	44,881	—
Expiring 08/04/23	BNP	JPY	252,600	1,752,738	1,760,345	7,607	—
Malaysian Ringgit,
Expiring 07/07/23	BNP	MYR	13,761	2,947,044	2,964,966	17,922	—
Mexican Peso,
Expiring 07/07/23	BARC	MXN	14,910	863,700	869,890	6,190	—
Expiring 07/07/23	CA	MXN	44,910	2,624,474	2,620,171	—	(4,303)
Expiring 07/07/23	CA	MXN	30,160	1,738,780	1,759,617	20,837	—
Expiring 07/07/23	CA	MXN	19,695	1,127,245	1,149,060	21,815	—
Expiring 07/07/23	CA	MXN	18,100	1,043,468	1,056,003	12,535	—
Expiring 07/07/23	CA	MXN	14,980	872,041	873,974	1,933	—
Expiring 07/07/23	DB	MXN	289,522	16,894,753	16,891,500	—	(3,253)
Expiring 07/07/23	DB	MXN	67,390	3,932,473	3,931,716	—	(757)

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/07/23	GSI	MXN	61,900	$3,501,448	$3,611,414	$109,966	$—
Expiring 07/07/23	GSI	MXN	30,300	1,733,806	1,767,784	33,978	—
Expiring 07/07/23	GSI	MXN	14,920	866,686	870,473	3,787	—
Expiring 07/07/23	GSI	MXN	14,920	867,190	870,474	3,284	—
Expiring 07/07/23	JPM	MXN	4,550	261,841	265,460	3,619	—
Expiring 07/07/23	JPM	MXN	4,550	261,815	265,459	3,644	—
Expiring 07/07/23	RBC	MXN	14,700	853,342	857,637	4,295	—
Expiring 07/07/23	SSB	MXN	44,650	2,590,734	2,605,003	14,269	—
Expiring 07/07/23	SSB	MXN	18,460	1,033,664	1,077,006	43,342	—
Expiring 07/07/23	SSB	MXN	10,605	606,777	618,725	11,948	—
Expiring 09/20/23	BARC	MXN	7,505	422,605	431,746	9,141	—
New Taiwanese Dollar,
Expiring 07/07/23	BARC	TWD	19,774	635,126	634,627	—	(499)
Expiring 07/07/23	BARC	TWD	13,440	438,714	431,343	—	(7,371)
Expiring 07/07/23	BOA	TWD	15,015	489,566	481,891	—	(7,675)
Expiring 07/07/23	JPM	TWD	13,370	435,391	429,096	—	(6,295)
Expiring 09/20/23	CITI	TWD	250,980	8,242,773	8,079,191	—	(163,582)
New Zealand Dollar,
Expiring 07/07/23	BNP	NZD	1,535	955,586	941,998	—	(13,588)
Expiring 07/07/23	BNP	NZD	1,440	888,280	883,698	—	(4,582)
Expiring 07/07/23	BNP	NZD	895	548,998	549,243	245	—
Expiring 07/07/23	JPM	NZD	5,705	3,457,949	3,501,039	43,090	—
Expiring 07/07/23	JPM	NZD	2,910	1,762,135	1,785,806	23,671	—
Expiring 07/07/23	JPM	NZD	2,150	1,307,007	1,319,410	12,403	—
Expiring 07/07/23	MSI	NZD	2,880	1,754,695	1,767,396	12,701	—
Expiring 07/07/23	UAG	NZD	24,206	14,668,836	14,854,714	185,878	—
Expiring 07/07/23	UAG	NZD	2,905	1,754,196	1,782,738	28,542	—
Expiring 07/07/23	UAG	NZD	2,860	1,749,044	1,755,122	6,078	—
Expiring 07/07/23	UAG	NZD	2,850	1,724,022	1,748,985	24,963	—
Expiring 07/19/23	BOA	NZD	951	591,998	583,447	—	(8,551)
Expiring 07/19/23	MSI	NZD	859	534,803	527,019	—	(7,784)
Expiring 07/19/23	TD	NZD	1,135	689,000	696,730	7,730	—
Expiring 07/19/23	TD	NZD	1,129	690,000	693,085	3,085	—
Expiring 08/04/23	GSI	NZD	995	609,493	610,538	1,045	—
Expiring 08/04/23	UAG	NZD	3,176	1,924,459	1,948,815	24,356	—
Norwegian Krone,
Expiring 07/07/23	BOA	NOK	11,250	1,024,636	1,048,350	23,714	—
Expiring 07/07/23	CITI	NOK	18,710	1,745,659	1,743,523	—	(2,136)
Expiring 07/07/23	DB	NOK	44,992	4,182,314	4,192,655	10,341	—
Expiring 07/07/23	GSI	NOK	29,080	2,614,264	2,709,869	95,605	—
Expiring 07/07/23	GSI	NOK	19,420	1,742,839	1,809,686	66,847	—
Expiring 07/07/23	GSI	NOK	19,410	1,768,842	1,808,753	39,911	—
Expiring 07/07/23	GSI	NOK	18,760	1,762,196	1,748,183	—	(14,013)
Expiring 07/07/23	GSI	NOK	9,150	863,498	852,658	—	(10,840)
Expiring 07/07/23	GSI	NOK	2,410	218,165	224,580	6,415	—
Expiring 07/07/23	JPM	NOK	8,846	803,233	824,330	21,097	—
Expiring 07/07/23	UAG	NOK	5,050	455,364	470,593	15,229	—
Expiring 07/19/23	BNP	NOK	4,539	436,303	423,223	—	(13,080)
Expiring 08/04/23	DB	NOK	8,726	811,964	814,043	2,079	—
Expiring 08/04/23	GSI	NOK	9,420	878,616	878,786	170	—
Peruvian Nuevo Sol,
Expiring 07/07/23	CITI	PEN	1,632	442,540	449,568	7,028	—
Expiring 07/07/23	CITI	PEN	997	274,278	274,644	366	—
Expiring 08/04/23	CITI	PEN	1,632	447,921	448,386	465	—
Expiring 09/20/23	DB	PEN	5,105	1,386,708	1,398,419	11,711	—

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 07/07/23	BOA	PHP	18,205	$329,801	$329,246	$—	$(555)
Expiring 09/20/23	JPM	PHP	61,012	1,086,827	1,101,497	14,670	—
Polish Zloty,
Expiring 07/07/23	BARC	PLN	4,205	1,017,958	1,033,846	15,888	—
Expiring 07/07/23	BOA	PLN	940	222,115	231,109	8,994	—
Expiring 07/07/23	CITI	PLN	305	72,028	74,988	2,960	—
Expiring 07/07/23	DB	PLN	940	221,741	231,109	9,368	—
Expiring 07/07/23	HSBC	PLN	6,172	1,503,899	1,517,455	13,556	—
Expiring 07/07/23	HSBC	PLN	2,241	546,053	550,975	4,922	—
Expiring 07/19/23	HSBC	PLN	6,417	1,516,736	1,576,605	59,869	—
Expiring 07/19/23	JPM	PLN	6,445	1,544,000	1,583,372	39,372	—
Expiring 07/19/23	TD	PLN	6,535	1,563,000	1,605,598	42,598	—
Romanian Leu,
Expiring 07/07/23	BARC	RON	1,176	257,364	258,775	1,411	—
Expiring 07/07/23	BNP	RON	833	182,310	183,298	988	—
Singapore Dollar,
Expiring 07/07/23	JPM	SGD	1,560	1,167,504	1,153,799	—	(13,705)
Expiring 07/07/23	JPM	SGD	1,410	1,049,834	1,042,857	—	(6,977)
Expiring 07/07/23	MSI	SGD	2,286	1,685,033	1,690,760	5,727	—
Expiring 08/04/23	MSI	SGD	2,837	2,093,225	2,100,492	7,267	—
South African Rand,
Expiring 07/07/23	BOA	ZAR	19,350	1,033,958	1,027,410	—	(6,548)
Expiring 07/07/23	DB	ZAR	66,907	3,541,758	3,552,502	10,744	—
Expiring 07/07/23	GSI	ZAR	20,890	1,062,980	1,109,178	46,198	—
Expiring 09/20/23	MSI	ZAR	71,583	3,585,624	3,772,022	186,398	—
Expiring 09/20/23	MSI	ZAR	11,486	575,344	605,253	29,909	—
South Korean Won,
Expiring 07/07/23	BARC	KRW	1,137,980	876,111	863,841	—	(12,270)
Expiring 07/07/23	BARC	KRW	553,550	430,658	420,200	—	(10,458)
Expiring 07/07/23	BNP	KRW	11,512,765	8,731,383	8,739,337	7,954	—
Expiring 07/07/23	BNP	KRW	249,285	189,060	189,232	172	—
Expiring 07/07/23	BOA	KRW	2,247,920	1,748,809	1,706,395	—	(42,414)
Expiring 07/07/23	JPM	KRW	881,260	678,728	668,965	—	(9,763)
Expiring 07/07/23	JPM	KRW	647,190	488,999	491,282	2,283	—
Expiring 08/04/23	BOA	KRW	2,303,260	1,750,597	1,750,919	322	—
Expiring 09/20/23	CITI	KRW	773,972	608,669	589,988	—	(18,681)
Expiring 09/20/23	GSI	KRW	3,611,311	2,825,000	2,752,852	—	(72,148)
Swedish Krona,
Expiring 07/07/23	BARC	SEK	21,649	2,014,291	2,007,859	—	(6,432)
Expiring 07/07/23	BOA	SEK	18,840	1,736,598	1,747,336	10,738	—
Expiring 07/07/23	BOA	SEK	18,840	1,770,497	1,747,336	—	(23,161)
Expiring 07/07/23	CITI	SEK	18,900	1,741,457	1,752,901	11,444	—
Expiring 07/07/23	CITI	SEK	9,340	871,788	866,249	—	(5,539)
Expiring 07/07/23	GSI	SEK	18,970	1,749,871	1,759,393	9,522	—
Expiring 07/07/23	JPM	SEK	18,850	1,748,090	1,748,264	174	—
Expiring 07/07/23	JPM	SEK	18,840	1,761,597	1,747,336	—	(14,261)
Expiring 07/07/23	MSI	SEK	24,730	2,278,067	2,293,610	15,543	—
Expiring 07/07/23	SSB	SEK	18,960	1,771,211	1,758,465	—	(12,746)
Expiring 07/19/23	HSBC	SEK	5,157	501,621	478,595	—	(23,026)
Expiring 08/04/23	GSI	SEK	6,790	629,484	630,609	1,125	—
Expiring 08/04/23	MSI	SEK	41,389	3,817,444	3,843,930	26,486	—
Swiss Franc,
Expiring 07/07/23	BARC	CHF	1,170	1,306,343	1,308,088	1,745	—
Expiring 07/07/23	BARC	CHF	195	216,956	218,015	1,059	—
Expiring 07/07/23	BNP	CHF	3,883	4,305,561	4,341,288	35,727	—

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/07/23	BNP	CHF	3,388	$3,768,613	$3,787,866	$19,253	$—
Expiring 07/07/23	BNP	CHF	1,555	1,743,713	1,738,527	—	(5,186)
Expiring 07/07/23	BNP	CHF	1,555	1,743,009	1,738,528	—	(4,481)
Expiring 07/07/23	BNP	CHF	482	536,149	538,888	2,739	—
Expiring 07/07/23	BOA	CHF	3,175	3,515,840	3,549,727	33,887	—
Expiring 07/07/23	BOA	CHF	1,570	1,732,175	1,755,298	23,123	—
Expiring 07/07/23	BOA	CHF	1,565	1,745,950	1,749,708	3,758	—
Expiring 07/07/23	CA	CHF	1,565	1,738,715	1,749,708	10,993	—
Expiring 07/07/23	CITI	CHF	1,565	1,742,862	1,749,708	6,846	—
Expiring 07/07/23	DB	CHF	1,560	1,743,112	1,744,118	1,006	—
Expiring 07/07/23	GSI	CHF	1,565	1,746,723	1,749,708	2,985	—
Expiring 07/07/23	GSI	CHF	1,560	1,739,357	1,744,118	4,761	—
Expiring 07/07/23	MSI	CHF	3,110	3,486,731	3,477,056	—	(9,675)
Expiring 07/07/23	SSB	CHF	1,575	1,735,348	1,760,888	25,540	—
Expiring 07/07/23	SSB	CHF	1,570	1,736,313	1,755,298	18,985	—
Expiring 07/07/23	UAG	CHF	3,135	3,448,701	3,505,006	56,305	—
Expiring 07/19/23	MSI	CHF	1,399	1,571,552	1,566,322	—	(5,230)
Expiring 07/19/23	MSI	CHF	1,040	1,167,982	1,164,095	—	(3,887)
Expiring 08/04/23	MSI	CHF	1,570	1,753,261	1,760,689	7,428	—
Thai Baht,
Expiring 07/07/23	BARC	THB	88,091	2,473,077	2,486,199	13,122	—
Expiring 07/07/23	BARC	THB	70,188	1,970,466	1,980,921	10,455	—
Expiring 07/07/23	BARC	THB	30,570	880,726	862,779	—	(17,947)
Expiring 07/07/23	UAG	THB	9,409	264,372	265,551	1,179	—
Expiring 07/07/23	UAG	THB	7,497	210,649	211,588	939	—
Turkish Lira,
Expiring 07/07/23	GSI	TRY	6,480	255,773	248,739	—	(7,034)
Expiring 07/07/23	GSI	TRY	1,492	64,034	57,271	—	(6,763)

				$973,454,781	$974,730,157	5,915,761	(4,640,385)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/23	BARC	AUD	1,893	$1,254,113	$1,261,263	$—	$(7,150)
Expiring 07/07/23	BNP	AUD	2,615	1,740,954	1,742,315	—	(1,361)
Expiring 07/07/23	BOA	AUD	2,665	1,739,392	1,775,628	—	(36,236)
Expiring 07/07/23	BOA	AUD	2,580	1,751,601	1,718,995	32,606	—
Expiring 07/07/23	HSBC	AUD	2,645	1,752,130	1,762,303	—	(10,173)
Expiring 07/07/23	JPM	AUD	2,575	1,742,902	1,715,664	27,238	—
Expiring 07/07/23	JPM	AUD	2,565	1,736,210	1,709,000	27,210	—
Expiring 07/07/23	JPM	AUD	1,975	1,309,473	1,315,897	—	(6,424)
Expiring 07/07/23	JPM	AUD	1,285	876,145	856,166	19,979	—
Expiring 07/07/23	JPM	AUD	1,270	874,503	846,172	28,331	—
Expiring 07/07/23	MSI	AUD	2,635	1,744,634	1,755,640	—	(11,006)
Expiring 07/07/23	RBC	AUD	975	636,550	649,620	—	(13,070)
Expiring 07/07/23	TD	AUD	15,602	10,166,216	10,395,253	—	(229,037)
Expiring 07/07/23	TD	AUD	2,224	1,449,152	1,481,800	—	(32,648)
Expiring 07/07/23	UAG	AUD	2,670	1,766,274	1,778,959	—	(12,685)
Expiring 07/07/23	UAG	AUD	2,665	1,736,136	1,775,629	—	(39,493)
Expiring 07/07/23	UAG	AUD	1,330	885,136	886,148	—	(1,012)
Expiring 07/19/23	MSI	AUD	4,602	3,098,869	3,067,316	31,553	—
Expiring 08/04/23	BARC	AUD	15,602	10,344,454	10,404,412	—	(59,958)

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 08/04/23	BARC	AUD	2,224	$1,474,559	$1,483,106	$—	$(8,547)
Brazilian Real,
Expiring 07/05/23	BARC	BRL	3,160	629,905	659,336	—	(29,431)
Expiring 07/05/23	CITI	BRL	9,346	1,946,370	1,950,147	—	(3,777)
Expiring 07/05/23	CITI	BRL	5,598	1,165,279	1,168,026	—	(2,747)
Expiring 07/05/23	GSI	BRL	4,463	926,087	931,208	—	(5,121)
British Pound,
Expiring 07/05/23	GSI	GBP	4,646	5,750,102	5,900,602	—	(150,500)
Expiring 07/05/23	GSI	GBP	341	421,819	432,891	—	(11,072)
Expiring 07/07/23	BARC	GBP	1,404	1,739,431	1,783,152	—	(43,721)
Expiring 07/07/23	BARC	GBP	1,360	1,733,055	1,727,270	5,785	—
Expiring 07/07/23	BARC	GBP	1,020	1,300,286	1,295,452	4,834	—
Expiring 07/07/23	BARC	GBP	366	458,226	464,839	—	(6,613)
Expiring 07/07/23	BARC	GBP	175	217,689	222,259	—	(4,570)
Expiring 07/07/23	BNP	GBP	1,404	1,745,148	1,783,151	—	(38,003)
Expiring 07/07/23	GSI	GBP	1,403	1,744,924	1,781,882	—	(36,958)
Expiring 07/07/23	JPM	GBP	1,395	1,747,809	1,771,721	—	(23,912)
Expiring 07/07/23	JPM	GBP	362	459,382	459,759	—	(377)
Expiring 07/07/23	SCB	GBP	1,364	1,744,737	1,732,349	12,388	—
Expiring 07/07/23	SSB	GBP	1,023	1,266,585	1,299,262	—	(32,677)
Expiring 07/07/23	SSB	GBP	542	675,959	688,367	—	(12,408)
Expiring 07/07/23	TD	GBP	33,205	41,041,347	42,172,044	—	(1,130,697)
Expiring 07/07/23	TD	GBP	15,137	18,709,317	19,224,762	—	(515,445)
Expiring 07/07/23	UAG	GBP	1,121	1,439,991	1,423,728	16,263	—
Expiring 07/19/23	HSBC	GBP	12,964	16,252,758	16,466,954	—	(214,196)
Expiring 08/02/23	BARC	GBP	4,987	6,337,881	6,334,827	3,054	—
Expiring 08/04/23	CITI	GBP	1,380	1,745,314	1,753,021	—	(7,707)
Expiring 08/04/23	CITI	GBP	535	680,103	679,613	490	—
Expiring 08/04/23	TD	GBP	31,938	40,314,699	40,570,999	—	(256,300)
Expiring 08/04/23	TD	GBP	4,004	5,054,169	5,086,301	—	(32,132)
Expiring 08/04/23	TD	GBP	558	704,352	708,830	—	(4,478)
Canadian Dollar,
Expiring 07/07/23	BARC	CAD	25,377	18,694,446	19,158,034	—	(463,588)
Expiring 07/07/23	BARC	CAD	3,967	2,922,365	2,994,834	—	(72,469)
Expiring 07/07/23	BOA	CAD	4,735	3,477,325	3,574,627	—	(97,302)
Expiring 07/07/23	BOA	CAD	2,300	1,738,342	1,736,355	1,987	—
Expiring 07/07/23	CA	CAD	2,103	1,548,076	1,587,632	—	(39,556)
Expiring 07/07/23	GSI	CAD	1,030	779,739	777,585	2,154	—
Expiring 07/07/23	JPM	CAD	4,630	3,471,754	3,495,358	—	(23,604)
Expiring 07/07/23	JPM	CAD	2,300	1,745,072	1,736,355	8,717	—
Expiring 07/07/23	JPM	CAD	1,975	1,495,238	1,491,000	4,238	—
Expiring 07/07/23	RBC	CAD	2,460	1,855,483	1,857,144	—	(1,661)
Expiring 07/07/23	RBC	CAD	2,360	1,760,160	1,781,651	—	(21,491)
Expiring 07/07/23	RBC	CAD	458	345,452	345,761	—	(309)
Expiring 07/07/23	SSB	CAD	1,324	973,358	999,536	—	(26,178)
Expiring 07/07/23	SSB	CAD	578	425,207	436,353	—	(11,146)
Expiring 07/07/23	TD	CAD	2,325	1,742,068	1,755,229	—	(13,161)
Expiring 07/07/23	WBC	CAD	413	303,710	311,789	—	(8,079)
Expiring 07/19/23	HSBC	CAD	1,816	1,343,276	1,371,289	—	(28,013)
Expiring 08/04/23	JPM	CAD	585	441,885	441,837	48	—
Expiring 08/04/23	RBC	CAD	25,485	19,229,957	19,248,249	—	(18,292)
Chilean Peso,
Expiring 07/07/23	CITI	CLP	76,901	94,869	95,844	—	(975)
Expiring 07/07/23	MSI	CLP	796,340	984,169	992,504	—	(8,335)
Expiring 07/07/23	MSI	CLP	393,342	486,118	490,235	—	(4,117)

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 07/07/23	MSI	CLP	128,150	$158,562	$159,717	$—	$(1,155)
Expiring 07/07/23	MSI	CLP	85,393	105,704	106,428	—	(724)
Expiring 07/07/23	MSI	CLP	76,902	94,964	95,845	—	(881)
Expiring 07/07/23	MSI	CLP	56,909	70,471	70,927	—	(456)
Expiring 07/07/23	MSI	CLP	46,134	57,128	57,498	—	(370)
Expiring 07/07/23	MSI	CLP	42,211	52,235	52,609	—	(374)
Expiring 08/04/23	MSI	CLP	1,308,940	1,628,177	1,624,565	3,612	—
Expiring 08/04/23	MSI	CLP	393,342	489,274	488,188	1,086	—
Expiring 09/20/23	HSBC	CLP	3,705,665	4,550,458	4,577,090	—	(26,632)
Expiring 09/20/23	HSBC	CLP	3,093,029	3,784,332	3,820,386	—	(36,054)
Chinese Renminbi,
Expiring 07/07/23	BNP	CNH	29,717	4,207,121	4,089,927	117,194	—
Expiring 07/07/23	BNP	CNH	4,783	677,143	658,280	18,863	—
Expiring 07/07/23	BOA	CNH	6,294	885,882	866,238	19,644	—
Expiring 07/07/23	JPM	CNH	6,267	870,917	862,522	8,395	—
Expiring 08/04/23	HSBC	CNH	25,340	3,495,269	3,495,601	—	(332)
Expiring 08/04/23	HSBC	CNH	11,077	1,527,904	1,528,049	—	(145)
Expiring 08/23/23	MSI	CNH	173,363	24,836,789	23,950,137	886,652	—
Expiring 08/23/23	MSI	CNH	69,583	9,968,826	9,612,947	355,879	—
Expiring 08/23/23	MSI	CNH	2,634	372,262	363,917	8,345	—
Expiring 01/24/24	BOA	CNH	5,891	887,867	824,742	63,125	—
Expiring 04/10/24	BOA	CNH	5,891	875,686	830,246	45,440	—
Colombian Peso,
Expiring 07/07/23	DB	COP	1,845,750	442,732	441,475	1,257	—
Expiring 07/07/23	DB	COP	1,476,600	350,986	353,180	—	(2,194)
Expiring 07/07/23	MSI	COP	3,207,954	717,743	767,293	—	(49,550)
Expiring 07/07/23	MSI	COP	369,150	88,145	88,295	—	(150)
Expiring 08/04/23	DB	COP	3,207,954	766,536	760,104	6,432	—
Expiring 08/04/23	DB	COP	2,231,188	533,139	528,665	4,474	—
Czech Koruna,
Expiring 07/07/23	BNP	CZK	2,188	99,441	100,399	—	(958)
Expiring 07/07/23	CITI	CZK	2,619	118,542	120,176	—	(1,634)
Expiring 07/07/23	DB	CZK	8,866	401,457	406,827	—	(5,370)
Expiring 07/07/23	DB	CZK	3,610	163,514	165,649	—	(2,135)
Expiring 07/07/23	GSI	CZK	5,615	253,650	257,651	—	(4,001)
Expiring 07/07/23	GSI	CZK	4,820	218,182	221,171	—	(2,989)
Expiring 07/07/23	HSBC	CZK	2,235	101,307	102,556	—	(1,249)
Expiring 07/07/23	JPM	CZK	2,650	122,629	121,598	1,031	—
Expiring 07/07/23	MSI	CZK	23,604	1,069,797	1,083,098	—	(13,301)
Expiring 07/07/23	MSI	CZK	5,814	263,506	266,782	—	(3,276)
Expiring 08/04/23	MSI	CZK	33,579	1,533,029	1,538,863	—	(5,834)
Expiring 08/04/23	MSI	CZK	28,442	1,298,502	1,303,443	—	(4,941)
Danish Krone,
Expiring 07/07/23	UAG	DKK	5,865	846,407	859,876	—	(13,469)
Expiring 08/04/23	DB	DKK	5,865	856,479	861,399	—	(4,920)
Euro,
Expiring 07/05/23	BNP	EUR	242	263,942	263,929	13	—
Expiring 07/05/23	HSBC	EUR	787	848,300	858,525	—	(10,225)
Expiring 07/05/23	HSBC	EUR	549	603,110	599,571	3,539	—
Expiring 07/05/23	JPM	EUR	69,900	75,284,527	76,292,652	—	(1,008,125)
Expiring 07/05/23	MSI	EUR	1,044	1,119,962	1,139,082	—	(19,120)
Expiring 07/07/23	ANZ	EUR	2,366	2,522,026	2,582,633	—	(60,607)
Expiring 07/07/23	ANZ	EUR	201	217,259	219,403	—	(2,144)
Expiring 07/07/23	BNP	EUR	1,594	1,743,003	1,739,948	3,055	—
Expiring 07/07/23	BNP	EUR	1,214	1,310,779	1,325,155	—	(14,376)

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/07/23	BNP	EUR	1,197	$1,308,698	$1,306,598	$2,100	$—
Expiring 07/07/23	BNP	EUR	808	868,756	881,981	—	(13,225)
Expiring 07/07/23	BNP	EUR	664	720,785	724,797	—	(4,012)
Expiring 07/07/23	CITI	EUR	856	921,326	934,377	—	(13,051)
Expiring 07/07/23	DB	EUR	139,262	149,900,920	152,012,967	—	(2,112,047)
Expiring 07/07/23	DB	EUR	33,171	35,705,099	36,208,170	—	(503,071)
Expiring 07/07/23	DB	EUR	1,197	1,284,547	1,306,599	—	(22,052)
Expiring 07/07/23	GSI	EUR	1,621	1,751,207	1,769,421	—	(18,214)
Expiring 07/07/23	GSI	EUR	1,602	1,755,196	1,748,681	6,515	—
Expiring 07/07/23	GSI	EUR	1,588	1,729,886	1,733,399	—	(3,513)
Expiring 07/07/23	GSI	EUR	1,361	1,460,348	1,485,615	—	(25,267)
Expiring 07/07/23	GSI	EUR	202	217,331	220,496	—	(3,165)
Expiring 07/07/23	HSBC	EUR	3,143	3,409,526	3,430,776	—	(21,250)
Expiring 07/07/23	JPM	EUR	1,616	1,740,714	1,763,963	—	(23,249)
Expiring 07/07/23	JPM	EUR	607	652,574	662,578	—	(10,004)
Expiring 07/07/23	MSI	EUR	1,469	1,574,089	1,603,503	—	(29,414)
Expiring 07/07/23	MSI	EUR	802	862,893	875,432	—	(12,539)
Expiring 07/07/23	RBC	EUR	565	608,216	616,732	—	(8,516)
Expiring 07/07/23	SCB	EUR	578	624,785	630,922	—	(6,137)
Expiring 07/07/23	SSB	EUR	1,618	1,743,592	1,766,145	—	(22,553)
Expiring 07/07/23	SSB	EUR	808	866,585	881,981	—	(15,396)
Expiring 07/07/23	SSB	EUR	785	844,050	856,875	—	(12,825)
Expiring 07/07/23	SSB	EUR	702	756,067	766,276	—	(10,209)
Expiring 07/07/23	SSB	EUR	401	433,549	437,716	—	(4,167)
Expiring 07/07/23	SSB	EUR	301	323,913	328,560	—	(4,647)
Expiring 07/07/23	UAG	EUR	292	313,824	318,736	—	(4,912)
Expiring 07/19/23	BNP	EUR	34,779	38,636,608	37,987,414	649,194	—
Expiring 07/19/23	BNYM	EUR	34,779	38,291,812	37,987,414	304,398	—
Expiring 07/19/23	JPM	EUR	1,513	1,627,441	1,652,389	—	(24,948)
Expiring 07/19/23	MSI	EUR	34,151	37,459,439	37,302,089	157,350	—
Expiring 08/02/23	BNP	EUR	866	951,254	946,792	4,462	—
Expiring 08/02/23	BNYM	EUR	716	782,507	782,273	234	—
Expiring 08/02/23	JPM	EUR	72,521	79,599,377	79,270,424	328,953	—
Expiring 08/03/23	JPM	EUR	1,596	1,748,040	1,744,615	3,425	—
Expiring 08/04/23	HSBC	EUR	134,887	146,528,827	147,454,165	—	(925,338)
Expiring 08/04/23	HSBC	EUR	31,618	34,346,886	34,563,789	—	(216,903)
Expiring 08/04/23	MSI	EUR	1,622	1,772,152	1,773,119	—	(967)
Expiring 08/04/23	SSB	EUR	1,430	1,563,374	1,563,230	144	—
Hong Kong Dollar,
Expiring 04/12/24	SCB	HKD	10,395	1,338,217	1,336,032	2,185	—
Expiring 05/09/24	SCB	HKD	10,340	1,329,613	1,329,650	—	(37)
Hungarian Forint,
Expiring 07/07/23	BARC	HUF	74,900	217,982	218,964	—	(982)
Expiring 07/07/23	BNP	HUF	1,826,600	5,196,379	5,339,917	—	(143,538)
Expiring 07/07/23	BNP	HUF	284,936	810,596	832,987	—	(22,391)
Expiring 07/19/23	MSI	HUF	564,811	1,630,000	1,645,468	—	(15,468)
Expiring 07/19/23	UAG	HUF	279,406	791,097	813,994	—	(22,897)
Expiring 07/19/23	UAG	HUF	251,561	716,903	732,875	—	(15,972)
Expiring 08/04/23	JPM	HUF	1,393,600	4,038,601	4,042,426	—	(3,825)
Expiring 08/04/23	JPM	HUF	284,936	825,734	826,516	—	(782)
Indian Rupee,
Expiring 07/07/23	MSI	INR	495,993	6,045,746	6,040,371	5,375	—
Expiring 09/20/23	BOA	INR	549,093	6,627,352	6,672,248	—	(44,896)
Expiring 09/20/23	JPM	INR	365,328	4,415,000	4,439,249	—	(24,249)

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 07/07/23	JPM	IDR	46,942,246	$3,131,362	$3,120,672	$10,690	$—
Expiring 07/07/23	JPM	IDR	17,518,587	1,167,361	1,164,618	2,743	—
Expiring 07/07/23	JPM	IDR	4,854,000	323,794	322,689	1,105	—
Expiring 08/04/23	BARC	IDR	64,460,833	4,300,715	4,283,001	17,714	—
Expiring 08/04/23	BARC	IDR	4,854,000	323,850	322,516	1,334	—
Expiring 09/20/23	BOA	IDR	30,121,056	2,016,000	2,000,026	15,974	—
Expiring 09/20/23	HSBC	IDR	55,558,146	3,697,000	3,689,038	7,962	—
Israeli Shekel,
Expiring 07/07/23	BARC	ILS	9,478	2,563,320	2,557,488	5,832	—
Expiring 07/07/23	BARC	ILS	3,976	1,075,307	1,072,860	2,447	—
Expiring 07/07/23	CITI	ILS	1,690	463,967	456,020	7,947	—
Expiring 08/04/23	BNP	ILS	9,108	2,458,377	2,459,835	—	(1,458)
Expiring 08/04/23	BNP	ILS	3,976	1,073,178	1,073,814	—	(636)
Expiring 09/20/23	CITI	ILS	2,716	752,000	735,085	16,915	—
Expiring 09/20/23	CITI	ILS	2,560	703,620	692,912	10,708	—
Japanese Yen,
Expiring 07/07/23	BARC	JPY	250,900	1,746,119	1,740,599	5,520	—
Expiring 07/07/23	BNP	JPY	6,690,976	48,226,274	46,418,112	1,808,162	—
Expiring 07/07/23	BNP	JPY	1,757,071	12,148,475	12,189,540	—	(41,065)
Expiring 07/07/23	BNP	JPY	365,300	2,616,626	2,534,240	82,386	—
Expiring 07/07/23	BNP	JPY	243,700	1,760,192	1,690,649	69,543	—
Expiring 07/07/23	BNP	JPY	183,200	1,299,560	1,270,935	28,625	—
Expiring 07/07/23	BNP	JPY	122,900	867,794	852,609	15,185	—
Expiring 07/07/23	BOA	JPY	124,600	872,318	864,402	7,916	—
Expiring 07/07/23	BOA	JPY	83,586	601,976	579,872	22,104	—
Expiring 07/07/23	BOA	JPY	35,250	252,165	244,544	7,621	—
Expiring 07/07/23	CA	JPY	81,600	586,241	566,094	20,147	—
Expiring 07/07/23	DB	JPY	247,800	1,737,973	1,719,093	18,880	—
Expiring 07/07/23	DB	JPY	242,000	1,742,890	1,678,856	64,034	—
Expiring 07/07/23	DB	JPY	121,600	863,006	843,590	19,416	—
Expiring 07/07/23	DB	JPY	121,300	860,375	841,509	18,866	—
Expiring 07/07/23	GSI	JPY	625,500	4,362,457	4,339,356	23,101	—
Expiring 07/07/23	GSI	JPY	365,300	2,616,987	2,534,240	82,747	—
Expiring 07/07/23	GSI	JPY	246,600	1,743,224	1,710,768	32,456	—
Expiring 07/07/23	GSI	JPY	243,600	1,753,079	1,689,955	63,124	—
Expiring 07/07/23	GSI	JPY	243,100	1,752,876	1,686,487	66,389	—
Expiring 07/07/23	HSBC	JPY	1,099,200	7,767,869	7,625,613	142,256	—
Expiring 07/07/23	HSBC	JPY	488,500	3,453,371	3,388,930	64,441	—
Expiring 07/07/23	HSBC	JPY	488,500	3,454,714	3,388,930	65,784	—
Expiring 07/07/23	HSBC	JPY	486,700	3,481,825	3,376,442	105,383	—
Expiring 07/07/23	HSBC	JPY	485,300	3,510,688	3,366,730	143,958	—
Expiring 07/07/23	HSBC	JPY	243,600	1,751,306	1,689,956	61,350	—
Expiring 07/07/23	HSBC	JPY	243,600	1,754,463	1,689,956	64,507	—
Expiring 07/07/23	JPM	JPY	484,400	3,476,189	3,360,486	115,703	—
Expiring 07/07/23	JPM	JPY	484,400	3,478,268	3,360,486	117,782	—
Expiring 07/07/23	JPM	JPY	243,700	1,763,208	1,690,650	72,558	—
Expiring 07/07/23	JPM	JPY	95,800	687,821	664,605	23,216	—
Expiring 07/07/23	MSI	JPY	625,500	4,367,230	4,339,356	27,874	—
Expiring 07/07/23	MSI	JPY	485,300	3,509,023	3,366,730	142,293	—
Expiring 07/07/23	MSI	JPY	378,300	2,624,442	2,624,426	16	—
Expiring 07/07/23	MSI	JPY	243,700	1,759,892	1,690,649	69,243	—
Expiring 07/07/23	MSI	JPY	114,000	819,224	790,866	28,358	—
Expiring 07/07/23	SSB	JPY	123,500	875,322	856,772	18,550	—
Expiring 07/19/23	MSI	JPY	32,367	224,398	224,984	—	(586)
Expiring 07/24/23	UAG	JPY	3,349,000	25,670,231	23,298,358	2,371,873	—

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 08/04/23	BARC	JPY	251,800	$1,752,336	$1,754,770	$—	$(2,434)
Expiring 08/04/23	BNP	JPY	6,507,613	45,184,697	45,350,922	—	(166,225)
Expiring 09/25/23	RBC	JPY	559,950	3,970,275	3,933,415	36,860	—
Malaysian Ringgit,
Expiring 07/07/23	HSBC	MYR	13,761	2,982,639	2,964,966	17,673	—
Expiring 08/04/23	BNP	MYR	13,761	2,952,672	2,968,724	—	(16,052)
Mexican Peso,
Expiring 07/07/23	CA	MXN	45,050	2,619,902	2,628,339	—	(8,437)
Expiring 07/07/23	CA	MXN	44,910	2,612,687	2,620,171	—	(7,484)
Expiring 07/07/23	GSI	MXN	62,050	3,446,935	3,620,166	—	(173,231)
Expiring 07/07/23	GSI	MXN	30,620	1,721,840	1,786,454	—	(64,614)
Expiring 07/07/23	GSI	MXN	30,490	1,735,097	1,778,869	—	(43,772)
Expiring 07/07/23	GSI	MXN	30,490	1,733,214	1,778,870	—	(45,656)
Expiring 07/07/23	JPM	MXN	91,926	5,168,796	5,363,213	—	(194,417)
Expiring 07/07/23	JPM	MXN	36,770	2,078,305	2,145,261	—	(66,956)
Expiring 07/07/23	JPM	MXN	14,913	838,525	870,065	—	(31,540)
Expiring 07/07/23	JPM	MXN	5,965	337,152	348,014	—	(10,862)
Expiring 07/07/23	JPM	MXN	3,840	218,741	224,036	—	(5,295)
Expiring 07/07/23	MSI	MXN	73,540	4,095,225	4,290,524	—	(195,299)
Expiring 07/07/23	MSI	MXN	73,540	4,130,416	4,290,523	—	(160,107)
Expiring 07/07/23	MSI	MXN	11,930	664,346	696,028	—	(31,682)
Expiring 07/07/23	MSI	MXN	11,930	670,055	696,028	—	(25,973)
Expiring 07/07/23	RBC	MXN	7,739	429,570	451,515	—	(21,945)
Expiring 07/07/23	SSB	MXN	91,926	5,146,312	5,363,212	—	(216,900)
Expiring 07/07/23	SSB	MXN	18,560	1,043,165	1,082,840	—	(39,675)
Expiring 07/07/23	SSB	MXN	18,120	1,036,494	1,057,170	—	(20,676)
Expiring 07/07/23	SSB	MXN	14,913	834,878	870,065	—	(35,187)
Expiring 08/04/23	DB	MXN	289,522	16,805,610	16,796,065	9,545	—
Expiring 08/04/23	DB	MXN	67,390	3,911,724	3,909,502	2,222	—
New Taiwanese Dollar,
Expiring 07/07/23	CITI	TWD	48,044	1,563,795	1,541,923	21,872	—
Expiring 07/07/23	GSI	TWD	13,555	434,734	435,034	—	(300)
Expiring 08/04/23	BARC	TWD	19,774	635,370	634,834	536	—
Expiring 09/20/23	HSBC	TWD	121,486	3,945,000	3,910,712	34,288	—
New Zealand Dollar,
Expiring 07/07/23	BARC	NZD	2,875	1,745,127	1,764,327	—	(19,200)
Expiring 07/07/23	BNP	NZD	1,995	1,213,089	1,224,290	—	(11,201)
Expiring 07/07/23	TD	NZD	22,211	13,412,024	13,630,425	—	(218,401)
Expiring 07/07/23	TD	NZD	17,194	10,382,528	10,551,597	—	(169,069)
Expiring 07/07/23	UAG	NZD	3,176	1,924,656	1,949,045	—	(24,389)
Expiring 07/07/23	UAG	NZD	2,885	1,757,565	1,770,464	—	(12,899)
Expiring 07/19/23	MSI	NZD	1,884	1,173,486	1,156,405	17,081	—
Expiring 08/04/23	BNP	NZD	47	28,902	28,839	63	—
Expiring 08/04/23	UAG	NZD	24,206	14,667,335	14,852,963	—	(185,628)
Norwegian Krone,
Expiring 07/07/23	BARC	NOK	9,470	881,155	882,478	—	(1,323)
Expiring 07/07/23	BOA	NOK	2,440	219,604	227,376	—	(7,772)
Expiring 07/07/23	CITI	NOK	19,410	1,769,863	1,808,754	—	(38,891)
Expiring 07/07/23	CITI	NOK	18,900	1,750,186	1,761,229	—	(11,043)
Expiring 07/07/23	CITI	NOK	18,870	1,765,308	1,758,432	6,876	—
Expiring 07/07/23	CITI	NOK	9,150	868,612	852,658	15,954	—
Expiring 07/07/23	CITI	NOK	7,280	690,908	678,399	12,509	—
Expiring 07/07/23	DB	NOK	8,726	811,141	813,147	—	(2,006)
Expiring 07/07/23	GSI	NOK	19,280	1,740,469	1,796,640	—	(56,171)
Expiring 07/07/23	GSI	NOK	9,470	877,875	882,478	—	(4,603)

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 07/07/23	JPM	NOK	44,992	$4,085,354	$4,192,656	$—	$(107,302)
Expiring 07/07/23	JPM	NOK	9,260	873,977	862,909	11,068	—
Expiring 07/07/23	JPM	NOK	4,980	464,750	464,070	680	—
Expiring 07/07/23	NWS	NOK	4,850	447,407	451,956	—	(4,549)
Expiring 08/04/23	DB	NOK	44,992	4,186,558	4,197,276	—	(10,718)
Peruvian Nuevo Sol,
Expiring 07/07/23	CITI	PEN	1,632	448,968	449,568	—	(600)
Expiring 07/07/23	CITI	PEN	997	270,351	274,644	—	(4,293)
Expiring 08/04/23	CITI	PEN	997	273,638	273,922	—	(284)
Philippine Peso,
Expiring 07/07/23	BOA	PHP	18,205	324,438	329,247	—	(4,809)
Expiring 08/04/23	BOA	PHP	18,205	329,616	329,046	570	—
Polish Zloty,
Expiring 07/07/23	BARC	PLN	6,172	1,467,091	1,517,455	—	(50,364)
Expiring 07/07/23	BARC	PLN	4,106	976,001	1,009,506	—	(33,505)
Expiring 07/07/23	BOA	PLN	2,298	549,112	564,989	—	(15,877)
Expiring 07/07/23	BOA	PLN	225	53,921	55,319	—	(1,398)
Expiring 07/07/23	DB	PLN	222	53,129	54,581	—	(1,452)
Expiring 07/07/23	RBC	PLN	1,780	436,374	437,633	—	(1,259)
Expiring 07/19/23	CITI	PLN	19,365	4,575,969	4,757,753	—	(181,784)
Expiring 07/19/23	MSI	PLN	17,172	4,024,648	4,219,139	—	(194,491)
Expiring 08/04/23	HSBC	PLN	6,172	1,501,785	1,515,123	—	(13,338)
Expiring 08/04/23	HSBC	PLN	2,241	545,285	550,128	—	(4,843)
Romanian Leu,
Expiring 07/07/23	BARC	RON	1,176	254,429	258,774	—	(4,345)
Expiring 07/07/23	BNP	RON	833	180,231	183,299	—	(3,068)
Expiring 08/04/23	BARC	RON	1,176	257,146	258,553	—	(1,407)
Expiring 08/04/23	BNP	RON	833	182,133	183,142	—	(1,009)
Expiring 08/04/23	UAG	RON	622	136,470	136,752	—	(282)
Singapore Dollar,
Expiring 07/07/23	MSI	SGD	2,837	2,091,180	2,098,287	—	(7,107)
Expiring 07/07/23	MSI	SGD	2,286	1,692,688	1,690,760	1,928	—
Expiring 07/07/23	MSI	SGD	133	98,481	98,369	112	—
Expiring 08/04/23	MSI	SGD	2,286	1,686,680	1,692,536	—	(5,856)
Expiring 09/20/23	GSI	SGD	22,750	16,944,685	16,874,115	70,570	—
South African Rand,
Expiring 07/07/23	BARC	ZAR	78,347	4,041,651	4,159,922	—	(118,271)
Expiring 07/07/23	BARC	ZAR	9,810	532,911	520,873	12,038	—
Expiring 07/07/23	BNP	ZAR	18,990	1,031,281	1,008,296	22,985	—
Expiring 08/04/23	DB	ZAR	66,907	3,531,907	3,541,921	—	(10,014)
Expiring 09/20/23	MSI	ZAR	29,152	1,480,000	1,536,161	—	(56,161)
South Korean Won,
Expiring 07/07/23	BNP	KRW	11,267,865	8,507,516	8,553,433	—	(45,917)
Expiring 07/07/23	BNP	KRW	1,743,795	1,316,608	1,323,714	—	(7,106)
Expiring 07/07/23	BOA	KRW	1,133,180	878,366	860,197	18,169	—
Expiring 07/07/23	GSI	KRW	2,282,470	1,755,746	1,732,622	23,124	—
Expiring 07/07/23	MSI	KRW	557,740	431,687	423,380	8,307	—
Expiring 07/07/23	SCB	KRW	244,900	187,935	185,903	2,032	—
Expiring 08/04/23	BNP	KRW	11,512,765	8,741,991	8,751,904	—	(9,913)
Expiring 08/04/23	BNP	KRW	249,285	189,290	189,505	—	(215)
Expiring 09/20/23	JPM	KRW	27,559,476	21,264,535	21,008,206	256,329	—
Swedish Krona,
Expiring 07/07/23	BARC	SEK	24,730	2,300,957	2,293,610	7,347	—
Expiring 07/07/23	CITI	SEK	56,950	5,229,977	5,281,889	—	(51,912)
Expiring 07/07/23	CITI	SEK	18,700	1,746,236	1,734,352	11,884	—

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 07/07/23	CITI	SEK	10,470	$982,963	$971,051	$11,912	$—
Expiring 07/07/23	CITI	SEK	9,360	866,580	868,103	—	(1,523)
Expiring 07/07/23	GSI	SEK	18,960	1,773,985	1,758,465	15,520	—
Expiring 07/07/23	MSI	SEK	41,389	3,812,653	3,838,667	—	(26,014)
Expiring 07/07/23	RBC	SEK	7,360	678,468	682,611	—	(4,143)
Expiring 08/04/23	MSI	SEK	24,730	2,280,930	2,296,755	—	(15,825)
Swiss Franc,
Expiring 07/07/23	BNP	CHF	3,388	3,756,693	3,787,866	—	(31,173)
Expiring 07/07/23	BNP	CHF	1,575	1,746,833	1,760,888	—	(14,055)
Expiring 07/07/23	BNP	CHF	1,560	1,744,650	1,744,117	533	—
Expiring 07/07/23	BOA	CHF	3,175	3,517,967	3,549,727	—	(31,760)
Expiring 07/07/23	CITI	CHF	3,110	3,495,156	3,477,056	18,100	—
Expiring 07/07/23	CITI	CHF	1,565	1,746,895	1,749,707	—	(2,812)
Expiring 07/07/23	CITI	CHF	1,555	1,745,244	1,738,527	6,717	—
Expiring 07/07/23	GSI	CHF	1,590	1,756,182	1,777,658	—	(21,476)
Expiring 07/07/23	GSI	CHF	1,585	1,767,116	1,772,068	—	(4,952)
Expiring 07/07/23	GSI	CHF	1,575	1,758,505	1,760,888	—	(2,383)
Expiring 07/07/23	GSI	CHF	1,565	1,720,881	1,749,708	—	(28,827)
Expiring 07/07/23	JPM	CHF	1,560	1,743,056	1,744,118	—	(1,062)
Expiring 07/07/23	JPM	CHF	895	992,111	1,000,632	—	(8,521)
Expiring 07/07/23	MSI	CHF	3,165	3,503,974	3,538,546	—	(34,572)
Expiring 07/07/23	MSI	CHF	1,585	1,753,437	1,772,069	—	(18,632)
Expiring 07/07/23	MSI	CHF	1,560	1,744,779	1,744,118	661	—
Expiring 07/07/23	MSI	CHF	1,560	1,741,316	1,744,118	—	(2,802)
Expiring 07/07/23	SSB	CHF	1,590	1,759,854	1,777,658	—	(17,804)
Expiring 07/07/23	UAG	CHF	1,585	1,755,169	1,772,069	—	(16,900)
Expiring 07/19/23	BNP	CHF	2,014	2,267,578	2,254,977	12,601	—
Expiring 08/04/23	BNP	CHF	3,388	3,779,385	3,799,502	—	(20,117)
Expiring 08/04/23	BNP	CHF	482	537,681	540,543	—	(2,862)
Thai Baht,
Expiring 07/07/23	BARC	THB	97,770	2,824,539	2,759,370	65,169	—
Expiring 07/07/23	BARC	THB	70,916	2,048,737	2,001,468	47,269	—
Expiring 07/07/23	BARC	THB	7,560	219,131	213,366	5,765	—
Expiring 07/07/23	GSI	THB	5,213	150,599	147,126	3,473	—
Expiring 07/07/23	HSBC	THB	1,556	45,133	43,916	1,217	—
Expiring 07/07/23	JPM	THB	15,090	437,347	425,886	11,461	—
Expiring 07/07/23	UAG	THB	7,650	217,781	215,907	1,874	—
Expiring 08/04/23	BARC	THB	88,091	2,477,772	2,493,658	—	(15,886)
Expiring 08/04/23	BARC	THB	70,188	1,974,207	1,986,865	—	(12,658)
Expiring 08/04/23	UAG	THB	9,409	264,975	266,348	—	(1,373)
Expiring 08/04/23	UAG	THB	7,497	211,130	212,224	—	(1,094)
Expiring 09/20/23	JPM	THB	176,917	5,148,162	5,029,850	118,312	—
Expiring 09/20/23	JPM	THB	74,154	2,120,000	2,108,257	11,743	—
Turkish Lira,
Expiring 07/07/23	GSI	TRY	12,960	528,117	497,478	30,639	—
Expiring 07/07/23	GSI	TRY	1,492	68,648	57,271	11,377	—
Expiring 08/04/23	GSI	TRY	6,480	252,878	246,652	6,226	—

				$1,612,885,779	$1,615,668,576	10,435,175	(13,217,972)

						$16,350,936	$(17,858,357)

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/23	Buy	EUR	1,371	HUF	517,733	$—	$(11,039)	HSBC
07/19/23	Buy	EUR	1,378	HUF	519,065	—	(7,277)	GSI
07/19/23	Buy	EUR	1,425	HUF	536,231	—	(5,947)	BOA
07/19/23	Buy	EUR	1,485	CZK	35,221	6,637	—	MSI
07/19/23	Buy	EUR	2,366	HUF	919,417	—	(93,814)	BOA
07/19/23	Buy	JPY	186,648	EUR	1,282	—	(102,874)	BOA
07/19/23	Buy	PLN	7,938	EUR	1,707	85,859	—	BOA

						$92,496	$(220,951)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		606	$97,181	$189,156	$(91,975)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		485	4,110	11,676	(7,566)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	700	(13,279)	(23,749)	10,470	BARC
Republic of South Africa	12/20/28	1.000%(Q)		1,600	135,863	171,237	(35,374)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		1,200	101,898	125,687	(23,789)	MSI

					$325,773	$474,007	$(148,234)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	2,480	0.529%	$11,880	$1,174	$10,706	GSI
Bombardier, Inc.	12/20/23	5.000%(Q)	1,450	1.245%	27,746	25,434	2,312	MSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	440	0.096%	3,939	3,703	236	BNP
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	12,410	0.419%	(13,991)	8,841	(22,832)	BOA
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	2,500	0.419%	(2,819)	1,781	(4,600)	BOA
Republic of Estonia	12/20/26	1.000%(Q)	250	0.658%	2,813	1,645	1,168	JPM
Republic of Panama	06/20/29	1.000%(Q)	2,500	1.232%	(29,249)	(10,530)	(18,719)	MSI
Republic of Poland	06/20/24	1.000%(Q)	585	0.257%	4,334	442	3,892	BNP

					$4,653	$32,490	$(27,837)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		23,015	0.660%	$215,491	$351,353	$135,862
iTraxx.EUR.39.V1	06/20/28	1.000%(Q)	EUR	21,200	0.738%	85,082	279,801	194,719
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	6,430	3.999%	(144,913)	288,590	433,503

						$155,660	$919,744	$764,084

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Credit default swap agreements outstanding at June 30, 2023 (continued):

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Inflation Swap Agreements:
EUR	6,150	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(59,099)	$—	$(59,099)	MSI
EUR	6,150	02/15/28	2.335%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(51,109)	—	(51,109)	MSI
EUR	6,386	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(30,462)	—	(30,462)	MSI
EUR	6,387	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(29,801)	—	(29,801)	MSI
EUR	6,345	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(5,423)	—	(5,423)	JPM
EUR	6,349	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(5,426)	—	(5,426)	JPM
EUR	6,547	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(38,902)	—	(38,902)	JPM
EUR	6,150	02/15/33	2.324%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	108,580	—	108,580	MSI
EUR	6,150	02/15/33	2.346%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	95,003	—	95,003	MSI
EUR	6,387	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	76,310	—	76,310	MSI
EUR	6,386	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	66,416	—	66,416	MSI
EUR	6,345	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	31,195	—	31,195	JPM
EUR	6,349	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	31,215	—	31,215	JPM

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Inflation swap agreements outstanding at June 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Inflation Swap Agreements (cont’d):
EUR	6,547	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$98,934	$—	$98,934	JPM
EUR	6,547	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	78,622	—	78,622	JPM
EUR	6,547	03/15/38	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(52,251)	—	(52,251)	JPM

					$313,802	$—	$313,802

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	2,055	12/03/27	2.600%(S)	6 Month BBSW(2)(S)/ 4.700%	$(66,742)	$(94,719)	$(27,977)
AUD	5,571	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 4.351%	1,751	(5,418)	(7,169)
AUD	3,613	09/20/28	4.062%(S)	6 Month BBSW(2)(S)/ 4.700%	1,660	(25,651)	(27,311)
AUD	1,785	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.700%	150,685	(136,039)	(286,724)
AUD	1,783	09/20/33	4.312%(S)	6 Month BBSW(2)(S)/ 4.700%	9,254	(8,503)	(17,757)
AUD	4,266	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 4.700%	6,411	7,469	1,058
AUD	805	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.700%	(69,683)	(72,582)	(2,899)
AUD	160	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.700%	(18,400)	(18,956)	(556)
AUD	530	12/03/52	2.900%(S)	6 Month BBSW(2)(S)/ 4.700%	(53,609)	(75,320)	(21,711)
BRL	4,021	01/02/29	10.690%(T)	1 Day BROIS(2)(T)/ 0.051%	—	18,424	18,424
CAD	3,360	12/03/23	2.450%(S)	3 Month CDOR(2)(S)/ 5.395%	20,106	(36,295)	(56,401)
CAD	3,505	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.395%	112,791	(169,238)	(282,029)
CAD	5,102	09/17/28	2.938%(S)	1 Day CORRA(1)(S)/ 4.750%	(3,420)	2,201	5,621
CAD	6,653	09/20/28	3.438%(S)	1 Day CORRA(1)(S)/ 4.750%	10,112	47,266	37,154
CAD	805	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 4.750%	(4,219)	(1,593)	2,626
CAD	1,500	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.395%	(52,952)	(100,134)	(47,182)
CAD	3,775	09/20/33	3.313%(S)	1 Day CORRA(2)(S)/ 4.750%	(1,527)	20,937	22,464
CAD	1,583	09/20/33	3.375%(S)	1 Day CORRA(1)(S)/ 4.750%	3,460	2,939	(521)
CAD	575	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.395%	50,242	(59,148)	(109,390)
CAD	145	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 4.750%	(134)	1,489	1,623
CAD	2,020	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.395%	213,671	(219,658)	(433,329)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.707%	—	(269,052)	(269,052)
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(32,071)	(32,071)
CLP	800,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(11,334)	(11,334)
CLP	339,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(16,890)	(16,890)
CLP	693,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(33,197)	(33,197)
CNH	27,745	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	10,421	17,535	7,114
CNH	119,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(329)	117,403	117,732
CNH	60,000	12/06/27	2.820%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	166,587	166,587
CNH	117,054	03/15/28	2.826%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	325,878	325,878
CNH	237,173	03/15/28	2.858%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	705,541	705,541
CNH	190,998	03/15/28	2.870%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	583,294	583,294
CNH	31,161	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	—	(100,344)	(100,344)
CNH	6,425	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	17,321	17,321
CNH	13,300	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	7,529	7,529
CNH	15,725	06/21/28	2.727%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	46	33,708	33,662
CNH	21,912	06/21/28	2.988%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(2,399)	83,851	86,250
CNH	4,200	06/21/28	3.060%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	(4,188)	(18,005)	(13,817)
CNH	36,296	09/20/28	2.437%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	1,956	1,956
CNH	6,587	09/20/28	2.654%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	(375)	(9,502)	(9,127)
COP	952,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 12.270%	—	(21,577)	(21,577)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 7.150%	—	(108,724)	(108,724)
DKK	4,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.983%	(29,534)	(83,096)	(53,562)

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	34,170	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.900%	$—	$(1,463,994)	$(1,463,994)
EUR	18,860	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(1,293,260)	(1,293,260)
EUR	3,393	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 3.900%	1,234	(1,780)	(3,014)
EUR	2,213	09/20/28	3.375%(A)	6 Month EURIBOR(2)(S)/ 3.900%	14,943	17,841	2,898
EUR	7,975	08/15/32	2.940%(A)	6 Month EURIBOR(1)(S)/ 3.900%	(22,470)	64,397	86,867
EUR	2,870	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(1,746)	(1,746)
EUR	1,083	09/20/33	3.188%(A)	6 Month EURIBOR(2)(S)/ 3.900%	9,413	19,491	10,078
EUR	2,055	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	(8,662)	(8,662)
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	149,345	149,345
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(155,414)	(155,414)
EUR	2,303	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	350,936	350,936
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(365,906)	(365,906)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(504,740)	(504,740)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	117,778	117,778
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(123,848)	(123,848)
EUR	1,720	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.900%	1,426	(20,825)	(22,251)
EUR	1,720	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	(885)	36,570	37,455
EUR	1,160	08/15/48	2.660%(A)	6 Month EURIBOR(1)(S)/ 3.900%	3,676	1,742	(1,934)
GBP	1,630	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.929%	(109,382)	(188,026)	(78,644)
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.929%	(64,763)	282,932	347,695
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.929%	(79,241)	914,337	993,578
GBP	145	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.929%	6,877	28,047	21,170
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.929%	336,565	1,261,165	924,600
GBP	3,040	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.929%	434,481	670,312	235,831
GBP	3,163	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 4.929%	(1,968)	247,376	249,344
GBP	4,173	12/20/28	4.344%(A)	1 Day SONIA(2)(A)/ 4.929%	96,603	124,610	28,007
GBP	2,895	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.929%	(398,235)	(686,763)	(288,528)
GBP	2,625	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 4.929%	(477,627)	(699,756)	(222,129)
GBP	3,543	12/07/30	1.009%(A)	1 Day SONIA(2)(A)/ 4.929%	—	(1,067,827)	(1,067,827)
GBP	12,470	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.929%	(960,868)	3,531,418	4,492,286
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.929%	(13,825)	169,916	183,741
GBP	4,610	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.929%	(1,074,531)	(1,487,653)	(413,122)
GBP	999	12/20/33	4.031%(A)	1 Day SONIA(1)(A)/ 4.929%	531	21,630	21,099
GBP	3,285	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.929%	1,030,864	1,287,873	257,009
GBP	3,600	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.929%	(1,103,421)	(1,469,526)	(366,105)
GBP	1,680	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.929%	241,359	(750,479)	(991,838)
GBP	1,280	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 4.929%	127,544	589,146	461,602
GBP	1,110	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.929%	420,545	524,204	103,659
GBP	5,675	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.929%	218,355	(2,883,262)	(3,101,617)
GBP	900	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 4.929%	385,636	474,899	89,263
HKD	70,298	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 4.968%	(19,639)	(13,970)	5,669
HUF	70,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 14.570%	—	(62,004)	(62,004)
HUF	210,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(34,603)	(34,603)
HUF	90,000	03/08/33	8.250%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(15,177)	(15,177)
HUF	232,600	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(41,865)	(41,865)
ILS	1,445	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.825%	—	(66,406)	(66,406)
JPY	965,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	1,282	(774)	(2,056)
JPY	280,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(2,255)	(1,178)	1,077
JPY	1,100,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ (0.077)%	—	24,783	24,783
JPY	1,390,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	23,641	(57,196)	(80,837)
JPY	479,563	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.077)%	(13,721)	9,413	23,134
JPY	870,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	7,228	(93,797)	(101,025)
JPY	930,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.077)%	13,562	(240,719)	(254,281)
JPY	561,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ (0.077)%	(204,142)	(166,713)	37,429
JPY	137,442	12/20/33	0.625%(A)	1 Day TONAR(2)(A)/ (0.077)%	(1,715)	(2,793)	(1,078)
JPY	350,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)/ (0.077)%	(199,116)	(201,430)	(2,314)
JPY	130,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.077)%	(113,953)	(77,741)	36,212
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ (0.077)%	20,822	(423,832)	(444,654)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)/ (0.077)%	—	(42,066)	(42,066)

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ (0.077)%	$41,582	$(308,877)	$(350,459)
JPY	80,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.077)%	(77,733)	(69,704)	8,029
JPY	387,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ (0.077)%	46,956	(381,229)	(428,185)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ (0.077)%	—	(39,496)	(39,496)
KRW	1,837,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	(10,728)	(10,728)
KRW	1,138,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	803	803
KRW	270,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	(3,510)	(3,510)
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	(540,857)	(540,857)
MXN	19,448	09/13/28	8.224%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	4,099	4,099
MXN	13,200	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	41,165	41,165
NOK	35,397	06/19/28	2.656%(A)	6 Month NIBOR(2)(S)/ 4.810%	(4,809)	(97,088)	(92,279)
NOK	24,695	09/20/28	3.500%(A)	6 Month NIBOR(2)(S)/ 4.810%	(3,060)	(67,591)	(64,531)
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.810%	—	(33,015)	(33,015)
NZD	2,275	03/15/28	4.065%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(25,646)	(25,646)
NZD	2,275	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(16,306)	(16,306)
NZD	2,280	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(16,342)	(16,342)
NZD	2,275	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(13,972)	(13,972)
NZD	2,280	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(14,002)	(14,002)
NZD	2,385	03/15/28	4.261%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(14,092)	(14,092)
NZD	1,225	03/15/28	4.264%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(7,138)	(7,138)
NZD	2,275	03/15/28	4.292%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(11,481)	(11,481)
NZD	2,050	03/15/28	4.315%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(9,083)	(9,083)
NZD	2,275	03/15/28	4.320%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(9,769)	(9,769)
NZD	1,170	03/15/28	4.518%(S)	3 Month BBR(2)(Q)/ 5.705%	—	1,300	1,300
NZD	6,632	03/19/28	4.344%(S)	3 Month BBR(1)(Q)/ 5.705%	(11,004)	(15,716)	(4,712)
NZD	8,214	09/20/28	4.155%(S)	3 Month BBR(1)(Q)/ 5.705%	(607)	101,842	102,449
NZD	795	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(87,415)	(87,415)
NZD	4,341	03/15/33	4.185%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(6,240)	(6,240)
NZD	1,983	09/20/33	4.170%(S)	3 Month BBR(1)(Q)/ 5.705%	32	29,148	29,116
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 6.950%	—	(32,515)	(32,515)
SEK	38,854	06/19/28	2.500%(A)	3 Month STIBOR(1)(Q)/ 3.814%	17,160	40,053	22,893
SEK	152,522	06/21/28	2.975%(A)	3 Month STIBOR(2)(Q)/ 3.814%	22,775	(254,241)	(277,016)
SEK	150,469	06/21/28	3.160%(A)	3 Month STIBOR(2)(Q)/ 3.814%	89,020	(133,891)	(222,911)
SEK	25,882	12/20/28	3.000%(A)	3 Month STIBOR(1)(Q)/ 3.814%	(14,499)	(26,975)	(12,476)
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 3.814%	—	(129,785)	(129,785)
SEK	11,980	09/20/33	2.781%(A)	3 Month STIBOR(2)(Q)/ 3.814%	(1,221)	(25,104)	(23,883)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 4.001%	(4,166)	(160,587)	(156,421)
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.987%	—	(105,664)	(105,664)
TWD	62,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.493%	—	4,942	4,942
	49,100	12/23/23	4.758%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(161,873)	(161,873)
	54,250	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.090%	—	(51,540)	(51,540)
	9,253	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 5.090%	24,098	5,767	(18,331)
	13,356	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(18,868)	(18,868)
	24,592	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(21,637)	(21,637)
	31,376	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.090%	—	70,614	70,614
	71,142	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.090%	—	129,408	129,408
	34,257	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/ 5.090%	(62,922)	284,551	347,473
	3,453	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.090%	—	511,433	511,433
	4,966	12/20/28	3.344%(A)	1 Day SOFR(1)(A)/ 5.090%	6,212	75,027	68,815
	2,710	06/21/33	3.062%(A)	1 Day SOFR(2)(A)/ 5.090%	(5,170)	(7,655)	(2,485)
	1,159	09/20/33	3.125%(A)	1 Day SOFR(1)(A)/ 5.090%	1,053	36,129	35,076

					$(1,118,374)	$(4,954,639)	$(3,836,265)

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
MYR 8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	$(54,456)	$(89)	$(54,367)	HSBC
MYR 900	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(3,160)	(6)	(3,154)	GSI

				$(57,616)	$(95)	$(57,521)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS - 50bps(T)/ 4.580%	GSI	09/20/23	(28,433)	$(656,322)	$—	$(656,322)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$540,776	$(34,374)	$615,059	$(1,191,171)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$6,472,904
GS	—	72,318,135
JPS	—	18,286,087
MSC	—	940,070

Total	$—	$98,017,196

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$1,180,889,593	$—	$—
Fixed Income	1,545,747,663	—	—
Common Stocks	3,668,487,743	1,117,248,213	—	**
Preferred Stocks	882,585	6,082,980	—
Rights	—	2,223	—	**
Unaffiliated Exchange-Traded Funds	424,952,267	—	—
Asset-Backed Securities
Automobiles	—	6,347,383	—
Collateralized Loan Obligations	—	525,391,582	—
Consumer Loans	—	4,813,668	—
Home Equity Loans	—	69,658	—
Other	—	566,808	—
Residential Mortgage-Backed Securities	—	409,001	—
Student Loans	—	254,092	—
Commercial Mortgage-Backed Securities	—	23,927,695	—
Corporate Bonds	—	596,247,847	—
Floating Rate and Other Loans	—	11,001,829	—
Municipal Bonds	—	3,022,129	—
Residential Mortgage-Backed Securities	—	3,810,803	283,526
Sovereign Bonds	—	353,468,424	—
U.S. Government Agency Obligations	—	120,937,975	—
U.S. Treasury Obligations	—	209,214,691	—
Short-Term Investments
Affiliated Mutual Funds	1,904,999,687	—	—
Commercial Paper	—	107,087,248	—
Foreign Treasury Obligations	—	27,092,641	—
U.S. Treasury Obligation	—	70,010,489	—
Unaffiliated Fund	27,955,419	—	—

Total	$8,753,914,957	$3,187,007,379	$283,526

Other Financial Instruments*
Assets
Futures Contracts	$25,196,062	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	16,350,936	—
OTC Cross Currency Exchange Contracts	—	92,496	—
Centrally Cleared Credit Default Swap Agreements	—	764,084	—
OTC Credit Default Swap Agreements	—	389,764	—
OTC Inflation Swap Agreements	—	586,275	—
Centrally Cleared Interest Rate Swap Agreements	—	12,811,994	—

Total	$25,196,062	$30,995,549	$—

Liabilities
Forward Commitment Contracts	$—	$(16,111,857)	$—
Futures Contracts	(19,063,512)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(17,858,357)	—
OTC Cross Currency Exchange Contracts	—	(220,951)	—
OTC Credit Default Swap Agreements	—	(59,338)	—
OTC Inflation Swap Agreements	—	(272,473)	—
Centrally Cleared Interest Rate Swap Agreements	—	(16,648,259)	—
OTC Interest Rate Swap Agreements	—	(57,616)	—
OTC Total Return Swap Agreement	—	(656,322)	—

Total	$(19,063,512)	$(51,885,173)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	39.4%
Collateralized Loan Obligations	4.5
Unaffiliated Exchange-Traded Funds	3.6
Software	3.1
Sovereign Bonds	3.0
Banks	2.7
Semiconductors & Semiconductor Equipment	2.6
Pharmaceuticals	2.6
U.S. Treasury Obligations	2.4
Technology Hardware, Storage & Peripherals	2.3
Oil, Gas & Consumable Fuels	1.7
Interactive Media & Services	1.5
Insurance	1.4
Capital Markets	1.3
Financial Services	1.2
Automobiles	1.2
Health Care Providers & Services	1.0
U.S. Government Agency Obligations	1.0
Broadline Retail	1.0
Machinery	1.0
Hotels, Restaurants & Leisure	1.0
Commercial Paper	0.9
Aerospace & Defense	0.9
Health Care Equipment & Supplies	0.8
Specialty Retail	0.8
Biotechnology	0.7
Consumer Staples Distribution & Retail	0.7
Chemicals	0.7
Textiles, Apparel & Luxury Goods	0.7
Beverages	0.7
Food Products	0.6
Electric Utilities	0.6
Metals & Mining	0.6
Diversified Financial Services	0.6
Entertainment	0.5
Electric	0.5
Household Products	0.5
IT Services	0.5
Media	0.5
Electrical Equipment	0.4
Industrial Conglomerates	0.4
Multi-Utilities	0.4
Life Sciences Tools & Services	0.4
Diversified Telecommunication Services	0.4
Trading Companies & Distributors	0.4
Ground Transportation	0.3
Tobacco	0.3
Specialized REITs	0.3
Communications Equipment	0.3
Professional Services	0.3

Electronic Equipment, Instruments & Components	0.3%
Oil & Gas	0.3
Unaffiliated Fund	0.3
Telecommunications	0.2
Passenger Airlines	0.2
Foreign Treasury Obligations	0.2
Building Products	0.2
Personal Care Products	0.2
Commercial Mortgage-Backed Securities	0.2
Household Durables	0.2
Commercial Services & Supplies	0.2
Pipelines	0.2
Air Freight & Logistics	0.2
Consumer Finance	0.2
Commercial Services	0.2
Energy Equipment & Services	0.2
Healthcare-Services	0.2
Industrial REITs	0.1
Retail	0.1
Foods	0.1
Construction Materials	0.1
Construction & Engineering	0.1
Real Estate Investment Trusts (REITs)	0.1
Wireless Telecommunication Services	0.1
Home Builders	0.1
Real Estate Management & Development	0.1
Real Estate	0.1
Gas Utilities	0.1
Health Care REITs	0.1
Residential REITs	0.1
Healthcare-Products	0.1
Automobile Components	0.1
Multi-National	0.1
Distributors	0.1
Building Materials	0.1
Auto Manufacturers	0.1
Retail REITs	0.1
Internet	0.1
Independent Power & Renewable Electricity Producers	0.1
Office REITs	0.1
Containers & Packaging	0.1
Engineering & Construction	0.1
Agriculture	0.1
Gas	0.1
Consumer Loans	0.0	*
Machinery-Diversified	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Transportation	0.0	*
Airlines	0.0	*
Lodging	0.0	*
Auto Parts & Equipment	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Electronics	0.0	*%
Apparel	0.0	*
Packaging & Containers	0.0	*
Municipal Bonds	0.0	*
Diversified REITs	0.0	*
Semiconductors	0.0	*
Mining	0.0	*
Distribution/Wholesale	0.0	*
Leisure Products	0.0	*
Marine Transportation	0.0	*
Computers	0.0	*
Water	0.0	*
Electrical Components & Equipment	0.0	*
Diversified Consumer Services	0.0	*
Leisure Time	0.0	*
Water Utilities	0.0	*
Miscellaneous Manufacturing	0.0	*

Office/Business Equipment	0.0	*%
Transportation Infrastructure	0.0	*
Investment Companies	0.0	*
Housewares	0.0	*
Other	0.0	*
Forest Products & Paper	0.0	*
Cosmetics/Personal Care	0.0	*
Hotel & Resort REITs	0.0	*
Student Loans	0.0	*
Iron/Steel	0.0	*
Home Equity Loans	0.0	*

	101.6
Liabilities in excess of other assets	(1.6)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$764,084	*	—	$—

Credit contracts	Premiums paid for OTC swap agreements	540,776		Premiums received for OTC swap agreements	34,279

Credit contracts	Unrealized appreciation on OTC swap agreements	28,784		Unrealized depreciation on OTC swap agreements	204,855

Equity contracts	Due from/to broker-variation margin futures	19,113,455	*	—	—

Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	1,330,046	*

Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	92,496		Unrealized depreciation on OTC cross currency exchange contracts	220,951

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	16,350,936		Unrealized depreciation on OTC forward foreign currency exchange contracts	17,858,357

Interest rate contracts	Due from/to broker-variation margin futures	6,082,607	*	Due from/to broker-variation margin futures	17,733,466	*

Interest rate contracts	Due from/to broker-variation margin swaps	12,811,994	*	Due from/to broker-variation margin swaps	16,648,259	*

Interest rate contracts	—	—		Premiums received for OTC swap agreements	95

Interest rate contracts	Unrealized appreciation on OTC swap agreements	586,275		Unrealized depreciation on OTC swap agreements	986,316

		$56,371,407			$55,016,624

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(2,195,418)
Credit contracts	(1,309,020)	1,397,767	—	—	(1,772,980)
Equity contracts	—	—	56,074,523	—	—
Foreign exchange contracts	(42,248)	—	(2,111,646)	(13,423,085)	—
Interest rate contracts	(1,112)	4,126	(16,141,408)	—	(4,212,312)

Total	$(1,352,380)	$1,401,893	$37,821,469	$(13,423,085)	$(8,180,710)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$3,872
Credit contracts	482,562	(159,994)	—	—	968,732
Equity contracts	—	—	39,754,618	—	—
Foreign exchange contracts	34,184	—	1,273,890	15,241,910	—
Interest rate contracts	—	—	(9,232,292)	—	6,965,314

Total	$516,746	$(159,994)	$31,796,216	$15,241,910	$7,937,918

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 469,848
Options Written (2)	224,324,000
Futures Contracts - Long Positions (2)	2,344,723,587
Futures Contracts - Short Positions (2)	605,020,696
Forward Foreign Currency Exchange Contracts - Purchased (3)	850,054,188
Forward Foreign Currency Exchange Contracts - Sold (3)	1,407,778,670
Cross Currency Exchange Contracts (4)	22,229,597
Interest Rate Swap Agreements (2)	753,065,228
Credit Default Swap Agreements - Buy Protection (2)	57,082,748
Credit Default Swap Agreements - Sell Protection (2)	67,399,897
Total Return Swap Agreements (2)	37,837,670
Inflation Swap Agreements (2)	73,772,185

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$188,163,440	$(188,163,440)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
ANZ(4)	$—	$(62,751)	$(62,751)	$—	$(62,751)
BARC(3-a)	189,156	(171,638)	17,518	(13,513)	4,005
BARC(3-b)	32,688	(26,709)	5,979	—	5,979
BARC(4)	463,816	(1,064,593)	(600,777)	—	(600,777)
BNP(3-a)	649,194	(770)	648,424	(648,424)	—
BNP(3-b)	37,025	(20,646)	16,379	—	16,379
BNP(4)	2,623,409	(1,810,144)	813,265	—	813,265
BNYM(3-a)	304,398	—	304,398	(149,000)	155,398
BNYM(3-b)	234	—	234	—	234
BOA(3-a)	140,681	(288,714)	(148,033)	148,033	—
BOA(3-b)	1,781	(4,600)	(2,819)	—	(2,819)
BOA(4)	452,803	(488,202)	(35,399)	—	(35,399)
CA(4)	88,260	(59,780)	28,480	—	28,480
CITI(3-a)	318,623	(349,143)	(30,520)	—	(30,520)
CITI(3-b)	2,213	(37,847)	(35,634)	—	(35,634)
CITI(4)	307,052	(194,917)	112,135	(10,000)	102,135
DB(3-a)	203,698	—	203,698	(203,698)	—
DB(4)	346,310	(2,973,865)	(2,627,555)	—	(2,627,555)
GSI(3-a)	70,570	(764,125)	(693,555)	495,483	(198,072)
GSI(3-b)	11,880	(164,732)	(152,852)	146,028	(6,824)
GSI(4)	969,692	(714,852)	254,840	(60,000)	194,840
HSBC(3-a)	153,297	(340,866)	(187,569)	122,713	(64,856)
HSBC(3-b)	76,116	(115,720)	(39,604)	39,604	—
HSBC(4)	1,834,351	(1,416,158)	418,193	—	418,193
JPM(3-a)	540,553	(62,640)	477,913	(477,913)	—
JPM(3-b)	514,415	(1,403,579)	(889,164)	757,428	(131,736)
JPM(4)	1,110,087	(1,270,020)	(159,933)	57,305	(102,628)
MSI(3-a)	1,313,417	(469,306)	844,111	(844,111)	—
MSI(3-b)	539,096	(312,997)	226,099	(178,557)	47,542
MSI(4)	777,617	(1,009,144)	(231,527)	—	(231,527)
NWS(4)	—	(4,549)	(4,549)	—	(4,549)
RBC(4)	60,461	(107,549)	(47,088)	—	(47,088)
SCB(4)	21,136	(6,515)	14,621	—	14,621
SSB(3-a)	—	(24,612)	(24,612)	12,348	(12,264)
SSB(4)	144,295	(495,194)	(350,899)	—	(350,899)
TD(3-a)	108,464	—	108,464	(108,464)	—
TD(4)	439,634	(2,601,368)	(2,161,734)	—	(2,161,734)
UAG(3-a)	—	(38,869)	(38,869)	38,869	—
UAG(4)	2,752,845	(419,660)	2,333,185	—	2,333,185
WBC(4)	—	(8,079)	(8,079)	—	(8,079)

	$17,599,267	$(19,304,853)	$(1,705,586)	$(875,869)	$(2,581,455)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3-a)	PGIM Fixed Income (Core Plus)
(3-b)	PGIM Fixed Income (Global Bond)
(4)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $188,163,440:
Unaffiliated investments (cost $7,151,525,133)	$7,309,568,919
Affiliated investments (cost $4,441,776,510)	4,631,636,943
Foreign currency, at value (cost $6,133,595)	6,132,078
Cash	71,995
Receivable for investments sold	46,035,497
Dividends and interest receivable	23,096,323
Unrealized appreciation on OTC forward foreign currency exchange contracts	16,350,936
Due from broker-variation margin futures	11,450,540
Tax reclaim receivable	6,635,155
Receivable for Portfolio shares sold	781,415
Unrealized appreciation on OTC swap agreements	615,059
Premiums paid for OTC swap agreements	540,776
Due from broker-variation margin swaps	301,917
Unrealized appreciation on OTC cross currency exchange contracts	92,496
Receivable from affiliate	39,349
Foreign capital gains tax benefit accrued	24
Prepaid expenses and other assets	726,881

Total Assets	12,054,076,303

LIABILITIES
Payable to broker for collateral for securities on loan	191,434,043
Payable for investments purchased	69,119,242
Unrealized depreciation on OTC forward foreign currency exchange contracts	17,858,357
Forward commitment contracts, at value (proceeds receivable $16,215,777)	16,111,857
Management fee payable	2,420,173
Payable to affiliate	1,897,460
Accrued expenses and other liabilities	1,644,877
Unrealized depreciation on OTC swap agreements	1,191,171
Distribution fee payable	274,771
Unrealized depreciation on OTC cross currency exchange contracts	220,951
Payable for Portfolio shares purchased	137,867
Premiums received for OTC swap agreements	34,374
Affiliated transfer agent fee payable	707

Total Liabilities	302,345,850

NET ASSETS	$11,751,730,453

Net assets were comprised of:
Partners’ Equity	$11,751,730,453

Net asset value and redemption price per share, $11,751,730,453 / 497,676,557 outstanding shares of beneficial interest	$23.61

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,502,675 foreign withholding tax, of which $379,552 is reimbursable by an affiliate)	$58,292,372
Interest income (net of $35,635 foreign withholding tax)	46,411,153
Affiliated dividend income	44,314,273
Income from securities lending, net (including affiliated income of $301,874)	347,126

Total income	149,364,924

EXPENSES
Management fee	35,594,316
Distribution fee	14,201,141
Custodian and accounting fees	511,190
Trustees’ fees	64,297
Professional fees	46,355
Audit fee	42,151
Shareholders’ reports	10,543
Transfer agent’s fees and expenses (including affiliated expense of $2,487)	6,313
Miscellaneous	86,342

Total expenses	50,562,648
Less: Fee waiver and/or expense reimbursement	(4,537,322)
Distribution fee waiver	(1,417,105)

Net expenses	44,608,221

NET INVESTMENT INCOME (LOSS)	104,756,703

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $10,735,086) (net of foreign capital gains taxes $(12,702))	(44,301,748)
Futures transactions	37,821,469
Forward and cross currency contract transactions	(13,423,085)
Options written transactions	1,401,893
Swap agreements transactions	(8,180,710)
Foreign currency transactions	(4,645,383)

(31,327,564)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $186,259,643) (net of change in foreign capital gains taxes $1)	867,784,701
Futures	31,796,216
Forward and cross currency contracts	15,241,910
Options written	(159,994)
Swap agreements	7,937,918
Foreign currencies	(1,091,275)

921,509,476

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	890,181,912

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$994,938,615

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$104,756,703	$99,406,088
Net realized gain (loss) on investment and foreign currency transactions	(31,327,564)	(832,979,498)
Net capital gain distributions received	—	22,473
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	921,509,476	(1,207,264,853)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	994,938,615	(1,940,815,790)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [21,706,523 and 33,261,349 shares, respectively]	489,531,848	727,426,405
Portfolio shares issued in merger [5,209,884 and 147,785,958 shares, respectively]	115,503,134	3,314,839,041
Portfolio shares purchased [35,539,192 and 114,134,003 shares, respectively]	(798,134,146)	(2,499,954,589)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(193,099,164)	1,542,310,857

TOTAL INCREASE (DECREASE)	801,839,451	(398,504,933)
NET ASSETS:
Beginning of period	10,949,891,002	11,348,395,935

End of period	$11,751,730,453	$10,949,891,002

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$21.63		$25.83	$22.89	$20.48	$17.15		$18.04

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.24	0.02	(0.01)	0.02		0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.77		(4.44)	2.92	2.42	3.31		(0.90)

Total from investment operations	1.98		(4.20)	2.94	2.41	3.33		(0.89)

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$23.61		$21.63	$25.83	$22.89	$20.48		$17.15

Total Return(d)	9.15%		(16.26)%	12.84%	11.77%	19.42	%(e)	(4.93)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,752		$10,950	$11,348	$11,217	$11,118		$9,755
Average net assets (in millions)	$11,455		$9,397	$11,379	$10,268	$10,760		$11,074
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.79	%(g)	0.78%	0.46%	0.16%	0.16%		0.16%
Expenses before waivers and/or expense reimbursement	0.89	%(g)	0.89%	0.57%	0.16%	0.16%		0.16%
Net investment income (loss)	1.84	%(g)	1.06%	0.09%	(0.06)%	0.09%		0.06%
Portfolio turnover rate(h)	35%		76%	83%	45%	24%		15%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 93.2%
ASSET-BACKED SECURITIES — 4.5%
Cayman Islands — 2.7%
Atlas Senior Loan Fund Ltd.,
Series 2019-14A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.410%(c)	07/20/32	639	$630,092
Bain Capital Credit CLO Ltd.,
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.855%(c)	07/25/34	544	533,443
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.420%(c)	10/20/34	322	317,236
CarVal CLO Ltd.,
Series 2019-01A, Class ANR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.360%(c)	04/20/32	472	466,589
Halsey Point CLO Ltd.,
Series 2019-01A, Class A1A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.600%(c)	01/20/33	591	581,846
Series 2020-03A, Class A1A, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
6.749%(c)	11/30/32	1,418	1,403,595
ICG US CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.405%(c)	10/19/28	267	265,059
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
6.321%(c)	04/21/31	591	585,339
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.405%(c)	04/25/30	234	231,969
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
6.611%(c)	04/14/33	700	692,306
Nassau Ltd.,
Series 2019-IIA, Class AN, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
6.710%(c)	10/15/32	355	344,705
Octagon Investment Partners 40 Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.420%(c)	01/20/35	250	244,950
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.280%(c)	04/15/31	497	488,862
Palmer Square CLO Ltd.,
Series 2021-04A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.430%(c)	10/15/34	250	245,772
Parallel Ltd.,
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
7.100%(c)	07/20/34	296	290,261

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Cayman Islands (cont’d.)
Regatta Funding Ltd.,
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.400%(c)	01/20/35	250	$247,567
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
6.210%(c)	04/15/29	174	173,201
Trysail CLO Ltd.,
Series 2021-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
6.570%(c)	07/20/32	709	697,302
Venture CLO Ltd.,
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.540%(c)	04/15/33	316	311,662

			8,751,756

United States — 1.8%
ACHV ABS TRUST,
Series 2023-02PL, Class A, 144A
6.420%	05/20/30	64	64,244
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	43	41,810
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	155	149,556
Barclays Dryrock Issuance Trust,
Series 2023-01, Class A
4.720%	02/15/29	400	394,500
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	42	40,545
Series 2022-A, Class A, 144A
1.710%	02/20/35	327	313,748
Series 2023-A, Class A, 144A
5.550%	04/17/36	96	94,574
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	114	113,563
Capital One Multi-Asset Execution Trust,
Series 2022-A3, Class A
4.950%	10/15/27	200	198,555
CFMT LLC,
Series 2021-AL01, Class B, 144A
1.390%	09/22/31	171	164,472
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	142	138,013
Countrywide Asset-Backed Certificates Trust,
Series 2007-09, Class 1A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
5.350%(c)	06/25/47	69	59,676
Series 2007-BC01, Class 2A4, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
5.610%(c)	05/25/37	75	70,034

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	192	$187,766
Series 2021-03A, Class A, 144A
1.000%	05/15/30	355	345,955
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.208%(cc)	12/25/35	10	9,774
Dell Equipment Finance Trust,
Series 2023-01, Class A2, 144A
5.650%	09/22/28	100	99,436
Discover Card Execution Note Trust,
Series 2023-A01, Class A
4.310%	03/15/28	200	195,589
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
6.350%(c)	12/27/66	246	240,664
Elmwood CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
6.411%(c)	04/22/35	290	285,566
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25	230	224,908
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25	166	161,625
HPEFS Equipment Trust,
Series 2023-01A, Class A2, 144A
5.430%	08/20/25	100	99,448
Hyundai Auto Receivables Trust,
Series 2023-A, Class A2A
5.190%	12/15/25	200	199,194
Kubota Credit Owner Trust,
Series 2023-01A, Class A2, 144A
5.400%	02/17/26	100	99,098
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.314%)
6.461%(c)	12/13/38	183	179,230
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
6.119%(c)	03/25/37	53	51,830
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31	4	3,769
Series 2022-02A, Class A, 144A
4.250%	08/15/32	45	44,602
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
6.200%(c)	12/27/66	88	87,306
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	169	133,906

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Nissan Auto Receivables Owner Trust,
Series 2023-A, Class A2A
5.340%	02/17/26	200	$199,278
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	133	132,636
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	31	30,681
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
5.662%(c)	12/15/32	148	138,141
SoFi Consumer Loan Program Trust,
Series 2023-01S, Class A, 144A
5.810%	05/15/31	141	140,714
Soundview Home Loan Trust,
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
5.350%(c)	06/25/37	107	72,168
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC02, Class A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
5.305%(c)	09/25/36	61	38,110
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	99	97,579
Westlake Automobile Receivables Trust,
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25	3	2,664
Series 2021-02A, Class B, 144A
0.620%	07/15/26	123	121,345
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
5.437%(c)	08/20/29	297	295,342
World Omni Auto Receivables Trust,
Series 2023-B, Class A2A
5.250%	11/16/26	200	198,839

			5,960,453

TOTAL ASSET-BACKED SECURITIES (cost $14,965,330)			14,712,209

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(cc)	02/10/36	137	94,125
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.319%(c)	06/15/35	181	176,430
BANK,
Series 2019-BN19, Class D, 144A
3.000%	08/15/61	24	9,507
Series 2022-BNK40, Class A4
3.507%(cc)	03/15/64	250	217,432

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Barclays Commercial Mortgage Securities Trust,
Series 2022-C17, Class AS
4.971%(cc)	09/15/55		250	$234,836
Series 2023-C19, Class ASB
5.700%	04/15/56		150	153,363
BX Trust,
Series 2022-PSB, Class A, 144A, 1 Month SOFR + 2.451% (Cap N/A, Floor 2.451%)
7.598%(c)	08/15/39		179	178,027
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		313	244,872
FHLMC Multifamily Structured Pass-Through Certificates,
Series K154, Class A2
4.350%(cc)	01/25/33		115	113,813
Morgan Stanley Capital I Trust,
Series 2018-H04, Class A4
4.310%	12/15/51		300	279,255
Wells Fargo Commercial Mortgage Trust,
Series 2022-C62, Class A4
4.000%(cc)	04/15/55		250	224,848

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,162,984)				1,926,508

CORPORATE BONDS — 30.7%
Australia — 0.6%
BHP Billiton Finance Ltd.,
Gtd. Notes, MTN
1.500%	04/29/30	EUR	245	226,475
Commonwealth Bank of Australia,
Covered Bonds
0.125%	10/15/29	EUR	345	304,723
Sub. Notes, 144A
3.784%	03/14/32		245	204,980
Sub. Notes, 144A, MTN
3.610%(ff)	09/12/34		243	204,106
Glencore Capital Finance DAC,
Gtd. Notes, EMTN
1.125%	03/10/28	EUR	183	172,220
1.250%	03/01/33	EUR	225	178,491
Glencore Finance Europe Ltd.,
Gtd. Notes, EMTN
3.125%	03/26/26	GBP	100	115,409
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	03/12/24		114	112,584
Macquarie Bank Ltd.,
Sub. Notes, 144A
3.052%(ff)	03/03/36		285	215,334
National Australia Bank Ltd.,
Covered Bonds
0.010%	01/06/29	EUR	345	309,606

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Australia (cont’d.)
Westpac Banking Corp.,
Covered Bonds
1.079%	04/05/27	EUR	100	$98,808

				2,142,736

Belgium — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36		145	141,186
4.900%	02/01/46		70	66,837
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.000%	04/13/28		75	72,567
4.350%	06/01/40		115	105,734
4.439%	10/06/48		50	45,101
4.500%	06/01/50		250	231,055
5.550%	01/23/49		50	52,659
KBC Group NV,
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29		235	233,559
Sr. Unsec’d. Notes, EMTN
4.375%(ff)	04/19/30	EUR	200	216,085

				1,164,783

Bermuda — 0.0%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		154	149,248

Brazil — 0.1%
Braskem Netherlands Finance BV,
Gtd. Notes
4.500%	01/31/30		200	170,990
OEC Finance Ltd.,
Gtd. Notes, 144A, Cash coupon 7.125% or PIK N/A
7.125%	12/26/46		1,286	83,249
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31		100	84,830
Vale Overseas Ltd.,
Gtd. Notes
6.125%	06/12/33		10	10,005

				349,074

Canada — 2.9%
Bank of Montreal,
Covered Bonds, EMTN
0.125%	01/26/27	EUR	330	317,113
Bank of Nova Scotia (The),
Covered Bonds
0.010%	01/14/27	EUR	227	217,209
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		130	125,311
Bell Telephone Co. of Canada or Bell Canada (The),
Gtd. Notes
5.850%	11/10/32	CAD	120	95,056
Gtd. Notes, MTN
3.000%	03/17/31	CAD	31	20,234

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Canada (cont’d.)
4.550%	02/09/30	CAD	21	$15,421
5.150%	02/09/53	CAD	52	38,443
Canadian Pacific Railway Co.,
Gtd. Notes
3.100%	12/02/51		10	7,057
CDP Financial, Inc.,
Gtd. Notes, 144A
1.125%	04/06/27	EUR	1,186	1,182,660
CPPIB Capital, Inc.,
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,133	1,095,635
Enbridge Pipelines, Inc.,
Sr. Unsec’d. Notes, MTN
2.820%	05/12/31	CAD	54	34,648
Enbridge, Inc.,
Gtd. Notes
5.969%	03/08/26		315	315,403
Gtd. Notes, MTN
6.100%	11/09/32	CAD	52	41,264
Nutrien Ltd.,
Sr. Unsec’d. Notes
4.900%	03/27/28		35	34,246
5.800%	03/27/53		65	65,230
OMERS Finance Trust,
Gtd. Notes, 144A
3.500%	04/19/32		635	577,748
4.000%	04/20/28		255	246,758
Ontario Teachers’ Finance Trust,
Gtd. Notes
0.500%	05/06/25	EUR	1,132	1,158,917
Gtd. Notes, 144A
1.250%	09/27/30		854	680,345
1.850%	05/03/32	EUR	454	430,996
2.000%	04/16/31		1,251	1,038,269
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,421	1,311,844
TELUS Corp.,
Sr. Unsec’d. Notes
5.250%	11/15/32	CAD	152	114,452
Toronto-Dominion Bank (The),
Covered Bonds, GMTN
3.250%	04/27/26	EUR	215	230,583
Sr. Unsec’d. Notes
5.103%	01/09/26		175	173,558

				9,568,400

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd.,
Gtd. Notes, 144A
8.884%(s)	09/10/58		1,224	4,895

Chile — 0.2%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.150%	01/14/30		200	176,936
Sr. Unsec’d. Notes, 144A
5.125%	02/02/33		240	236,551

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chile (cont’d.)
Empresa Nacional de Telecomunicaciones SA,
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	$117,488

				530,975

China — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes
5.000%	01/15/33		224	215,154
Prosus NV,
Sr. Unsec’d. Notes, EMTN
4.027%	08/03/50		200	124,250
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		200	146,740

				486,144

Colombia — 0.1%
Ecopetrol SA,
Sr. Unsec’d. Notes
8.625%	01/19/29		50	50,075
8.875%	01/13/33		126	124,208

				174,283

Denmark — 0.2%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
4.298%(ff)	04/01/28		350	327,061
6.466%(ff)	01/09/26		200	199,821

				526,882

France — 2.7%
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, EMTN
4.375%	05/02/30	EUR	200	216,216
Sub. Notes
3.875%(ff)	06/16/32	EUR	400	407,900
BNP Paribas SA,
Jr. Sub. Notes
4.625%(ff)	02/25/31(oo)		200	142,496
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	100	103,452
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		266	255,446
5.335%(ff)	06/12/29		200	197,359
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	174,796
3.375%	01/23/26	GBP	100	116,706
3.875%(ff)	01/10/31	EUR	100	107,343
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		430	384,907
4.000%	09/12/23		590	587,636
Sr. Unsec’d. Notes, EMTN
1.750%	04/26/27	EUR	100	99,867
4.375%	07/13/28	EUR	200	216,271

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
France (cont’d.)
Sub. Notes, 144A
3.116%(ff)	10/19/32		250	$193,181
BPCE SFH SA,
Covered Bonds
3.000%	10/17/29	EUR	500	534,064
Cie de Financement Foncier SA,
Covered Bonds
0.750%	01/11/28	EUR	200	193,464
3.125%	05/18/27	EUR	100	107,335
Covered Bonds, Series DOM
0.875%	09/11/28	EUR	600	576,328
CNP Assurances,
Sub. Notes, EMTN
2.500%(ff)	06/30/51	EUR	100	86,974
Credit Agricole Assurances SA,
Sub. Notes
4.750%(ff)	09/27/48	EUR	200	209,179
Credit Agricole Home Loan SFH SA,
Covered Bonds, EMTN
0.500%	02/19/26	EUR	400	401,610
Credit Agricole SA,
Sr. Unsec’d. Notes
4.250%(ff)	07/11/29	EUR	200	216,411
5.750%(ff)	11/29/27	GBP	100	121,912
Sr. Unsec’d. Notes, EMTN
3.875%	11/28/34	EUR	100	107,930
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN
0.000%	01/21/28	EUR	400	374,706
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
5.700%	05/23/28		200	200,918
Sr. Unsec’d. Notes, EMTN
5.875%	07/18/31	GBP	225	270,788
Sr. Unsec’d. Notes, Series MPLE
5.993%	05/23/30	CAD	36	27,085
Engie SA,
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	200	168,485
4.000%	01/11/35	EUR	100	108,486
Societe Generale SA,
Sr. Unsec’d. Notes
0.875%(ff)	09/22/28	EUR	200	186,325
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		257	225,545
Sr. Unsec’d. Notes, 144A, MTN
6.447%(ff)	01/12/27		298	296,795
Sr. Unsec’d. Notes, EMTN
1.250%	12/07/27	GBP	300	300,123
4.250%(ff)	12/06/30	EUR	100	105,351
Suez SACA,
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	100	96,046
4.625%	11/03/28	EUR	200	222,867
TotalEnergies Capital International SA,
Gtd. Notes, EMTN
1.660%	07/22/26	GBP	100	111,872

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
France (cont’d.)
TotalEnergies SE,
Jr. Sub. Notes
2.000%(ff)	06/04/30(oo)	EUR	100	$83,676
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	235	212,725
Veolia Environnement SA,
Jr. Sub. Notes
2.250%(ff)	01/20/26(oo)	EUR	100	98,416

				8,848,992

Germany — 1.1%
Allianz SE,
Sub. Notes, EMTN
2.121%(ff)	07/08/50	EUR	100	89,382
Aroundtown SA,
Sr. Unsec’d. Notes, EMTN
1.450%	07/09/28	EUR	100	73,689
Bayer AG,
Sr. Unsec’d. Notes
1.375%	07/06/32	EUR	200	173,178
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.250%	12/15/25		243	233,982
Commerzbank AG,
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	03/21/28	EUR	100	107,144
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26		168	149,051
5.375%(ff)	01/11/29	EUR	200	216,401
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	85,971
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23		200	196,323
Sub. Notes
7.079%(ff)	02/10/34		200	184,117
E.ON International Finance BV,
Gtd. Notes, EMTN
6.250%	06/03/30	GBP	105	133,935
6.375%	06/07/32	GBP	94	121,368
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	396	409,106
Gov’t. Gtd. Notes, MTN
4.100%	02/20/26	AUD	559	368,189
Landwirtschaftliche Rentenbank,
Gov’t. Gtd. Notes, EMTN
0.000%	11/27/29	EUR	291	261,786
Mercedes-Benz Finance North America LLC,
Gtd. Notes, 144A
5.375%	11/26/25		190	189,855
Volkswagen Financial Services NV,
Gtd. Notes, EMTN
5.500%	12/07/26	GBP	100	121,284
Volkswagen International Finance NV,
Gtd. Notes
3.500%(ff)	06/17/25(oo)	EUR	100	102,243

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Germany (cont’d.)
Wintershall Dea Finance BV,
Gtd. Notes
1.823%	09/25/31	EUR	200	$170,122
ZF Finance GmbH,
Gtd. Notes, EMTN
2.000%	05/06/27	EUR	200	189,475
3.750%	09/21/28	EUR	200	195,475

				3,772,076

India — 0.1%
Adani Transmission Step-One Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		200	174,582

Ireland — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
2.450%	10/29/26		150	133,857
3.000%	10/29/28		150	129,904
AIB Group PLC,
Jr. Sub. Notes
6.250%(ff)	06/23/25(oo)	EUR	200	205,551
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	04/04/28	EUR	195	192,747
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24		64	62,109
Bank of Ireland Group PLC,
Sub. Notes, EMTN
6.750%(ff)	03/01/33	EUR	150	165,834
Permanent TSB Group Holdings PLC,
Sr. Unsec’d. Notes
6.625%(ff)	04/25/28	EUR	100	109,090

				999,092

Israel — 0.0%
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		68	66,529

Italy — 0.5%
Autostrade per l’Italia SpA,
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	240	228,780
2.000%	01/15/30	EUR	220	201,260
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	105	92,811
Enel SpA,
Jr. Sub. Notes, EMTN
6.375%(ff)	04/16/28(oo)	EUR	105	115,183
Jr. Sub. Notes, Series 6.5Y
1.375%(ff)	06/08/27(oo)	EUR	263	233,040
Eni SpA,
Jr. Sub. Notes, Series NC9
3.375%(ff)	07/13/29(oo)	EUR	150	137,441
Intesa Sanpaolo SpA,
Sub. Notes, 144A, MTN
5.017%	06/26/24		300	289,545

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Italy (cont’d.)
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27		247	$217,502

				1,515,562

Japan — 0.2%
Development Bank of Japan, Inc.,
Sr. Unsec’d. Notes, GMTN
0.010%	10/15/24	EUR	364	377,131
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30		200	172,251
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
5.709%	01/09/26		200	197,527

				746,909

Luxembourg — 0.2%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN
1.250%	04/26/27	EUR	100	86,939
2.000%	02/15/24	EUR	119	126,276
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25	EUR	124	125,704
3.250%	11/13/28	EUR	130	120,862
Vivion Investments Sarl,
Sr. Unsec’d. Notes
3.000%	08/08/24	EUR	200	172,959

				632,740

Malaysia — 0.1%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	185,384

Mexico — 0.1%
America Movil SAB de CV,
Sr. Unsec’d. Notes
2.875%	05/07/30		200	173,438
Braskem Idesa SAPI,
Sr. Sec’d. Notes, 144A
6.990%	02/20/32		200	128,000
Petroleos Mexicanos,
Gtd. Notes
6.700%	02/16/32		99	75,136

				376,574

Netherlands — 1.3%
ABN AMRO Bank NV,
Covered Bonds, EMTN
0.400%	09/17/41	EUR	300	199,555
Sr. Unsec’d. Notes, 144A
1.542%(ff)	06/16/27		400	349,200
Sr. Unsec’d. Notes, EMTN
0.500%	09/23/29	EUR	300	260,482

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Netherlands (cont’d.)
BNG Bank NV,
Sr. Unsec’d. Notes, EMTN
0.750%	01/24/29	EUR	135	$128,921
Sr. Unsec’d. Notes, MTN
3.500%	07/19/27	AUD	581	369,133
Cooperatieve Rabobank UA,
Covered Bonds, EMTN
0.125%	12/01/31	EUR	1,000	847,792
Sub. Notes, EMTN
4.625%	05/23/29	GBP	140	155,680
Heineken NV,
Sr. Unsec’d. Notes, EMTN
4.125%	03/23/35	EUR	200	224,774
ING Groep NV,
Sr. Unsec’d. Notes
3.869%(ff)	03/28/26		200	192,174
5.250%(ff)	11/14/33	EUR	200	229,634
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	1,269	1,236,560
Shell International Finance BV,
Gtd. Notes
2.875%	11/26/41		20	14,889
TenneT Holding BV,
Sr. Unsec’d. Notes, EMTN
4.500%	10/28/34	EUR	125	144,823

				4,353,617

Norway — 0.2%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33		300	300,119
DNB Boligkreditt A/S,
Covered Bonds, EMTN
0.625%	06/19/25	EUR	138	141,555
Equinor ASA,
Gtd. Notes
2.875%	04/06/25		110	105,438
Var Energi ASA,
Sr. Unsec’d. Notes, 144A
8.000%	11/15/32		200	211,820

				758,932

Panama — 0.1%
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48		323	239,921

Peru — 0.0%
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26		20	14,702

Poland — 0.1%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		403	398,970

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Portugal — 0.0%
EDP - Energias de Portugal SA,
Jr. Sub. Notes, Series NC5
1.500%(ff)	03/14/82	EUR	100	$92,581

Qatar — 0.1%
QatarEnergy,
Sr. Unsec’d. Notes
3.125%	07/12/41		350	267,092

Saudi Arabia — 0.2%
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29		550	505,367

South Africa — 0.1%
Anglo American Capital PLC,
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	235	258,947

Spain — 0.4%
Abertis Infraestructuras SA,
Sr. Unsec’d. Notes, EMTN
3.375%	11/27/26	GBP	100	112,769
Banco de Sabadell SA,
Sr. Unsec’d. Notes, EMTN
5.250%(ff)	02/07/29	EUR	100	106,744
Banco Santander SA,
Sr. Unsec’d. Notes
3.800%	02/23/28		200	183,511
4.175%(ff)	03/24/28		200	187,496
CaixaBank SA,
Covered Bonds
1.000%	09/25/25	EUR	100	102,162
Jr. Sub. Notes
6.750%(ff)	06/13/24(oo)	EUR	200	210,990
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	11/18/26	EUR	100	98,273
0.625%(ff)	01/21/28	EUR	100	95,979
Iberdrola International BV,
Gtd. Notes, Series NC6
1.450%(ff)	11/09/26(oo)	EUR	100	93,946
Telefonica Emisiones SA,
Gtd. Notes, EMTN
5.375%	02/02/26	GBP	50	61,529

				1,253,399

Supranational Bank — 0.8%
African Export-Import Bank (The),
Sr. Unsec’d. Notes, 144A
2.634%	05/17/26		219	196,552
European Investment Bank,
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	475	511,475
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	422	359,746
3.000%	10/14/33	EUR	405	440,206
Sr. Unsec’d. Notes, MTN
0.750%	07/15/27	AUD	280	160,584
1.800%	01/19/27	AUD	365	220,958

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Supranational Bank (cont’d.)
Inter-American Development Bank,
Sr. Unsec’d. Notes, MTN
2.700%	01/29/26	AUD	80	$50,776
4.250%	06/11/26	AUD	183	120,727
Unsec’d. Notes, MTN
2.500%	04/14/27	AUD	110	67,872
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN
0.010%	04/24/28	EUR	140	131,063
Sr. Unsec’d. Notes, GMTN
0.000%	01/15/27	EUR	162	157,195
Sr. Unsec’d. Notes, MTN
3.000%	10/19/26	AUD	105	66,652
International Finance Corp.,
Sr. Unsec’d. Notes
4.450%	05/14/27	AUD	272	180,400

				2,664,206

Sweden — 0.1%
Heimstaden Bostad AB,
Sr. Unsec’d. Notes, EMTN
1.125%	01/21/26	EUR	124	108,460
Svenska Handelsbanken AB,
Sub. Notes, EMTN
4.625%(ff)	08/23/32	GBP	100	112,634
Swedbank AB,
Sr. Unsec’d. Notes, GMTN
1.300%	02/17/27	EUR	125	121,700
Verisure Holding AB,
Sr. Sec’d. Notes, 144A
3.250%	02/15/27	EUR	100	96,800

				439,594

Switzerland — 0.4%
Alcon Finance Corp.,
Gtd. Notes, 144A
5.375%	12/06/32		200	202,677
Sika Capital BV,
Gtd. Notes
1.500%	04/29/31	EUR	200	184,439
UBS Group AG,
Sr. Unsec’d. Notes
2.125%(ff)	10/13/26	EUR	140	142,110
2.875%(ff)	04/02/32	EUR	105	99,655
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.669%(c)	05/12/26		305	306,504
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	148	138,586
1.000%(ff)	06/24/27	EUR	200	193,169
3.250%(ff)	04/02/26	EUR	107	112,436

				1,379,576

United Arab Emirates — 0.1%
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes
2.940%	09/30/40		285	228,326

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Arab Emirates (cont’d.)
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		177	$150,363

				378,689

United Kingdom — 2.5%
AstraZeneca PLC,
Sr. Unsec’d. Notes
4.375%	08/17/48		50	46,297
6.450%	09/15/37		140	160,030
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36	GBP	60	73,211
Babcock International Group PLC,
Gtd. Notes, EMTN
1.875%	10/05/26	GBP	100	107,865
Barclays PLC,
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	195	158,559
1.700%(ff)	11/03/26	GBP	100	111,490
2.279%(ff)	11/24/27		200	175,516
7.437%(ff)	11/02/33		200	216,391
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25	EUR	148	159,529
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	100	79,123
3.250%(ff)	03/22/26(oo)	EUR	175	175,715
British Telecommunications PLC,
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	100	92,687
Centrica PLC,
Sr. Unsec’d. Notes, EMTN
4.375%	03/13/29	GBP	170	194,599
CK Hutchison Group Telecom Finance SA,
Gtd. Notes
1.125%	10/17/28	EUR	335	311,661
Diageo Capital PLC,
Gtd. Notes
5.300%	10/24/27		390	395,703
Direct Line Insurance Group PLC,
Jr. Sub. Notes
4.750%(ff)	12/07/27(oo)	GBP	238	200,182
Gatwick Funding Ltd.,
Sr. Sec’d. Notes, EMTN
2.500%	04/15/32	GBP	150	151,206
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, EMTN
6.450%	12/10/31	GBP	100	128,567
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	175	156,247
6.161%(ff)	03/09/29		200	201,537
Sr. Unsec’d. Notes, EMTN
2.256%(ff)	11/13/26	GBP	100	113,153
4.787%(ff)	03/10/32	EUR	100	109,284
Sub. Notes
6.364%(ff)	11/16/32	EUR	140	155,289

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Kingdom (cont’d.)
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
5.871%(ff)	03/06/29		232	$230,115
National Gas Transmission PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	80,569
National Grid Electricity Distribution East Midlands PLC,
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	100	106,167
National Grid PLC,
Sr. Unsec’d. Notes
5.809%	06/12/33		65	66,092
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	200	180,708
3.245%	03/30/34	EUR	100	98,373
Nationwide Building Society,
Sr. Unsec’d. Notes
6.178%(ff)	12/07/27	GBP	100	122,894
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 1.290%
6.380%(c)	02/16/28		200	194,574
NatWest Group PLC,
Sr. Unsec’d. Notes
7.472%(ff)	11/10/26		220	224,855
Sub. Notes
3.622%(ff)	08/14/30	GBP	215	251,148
New England Power Co.,
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		87	55,848
NIE Finance PLC,
Gtd. Notes
2.500%	10/27/25	GBP	100	115,459
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		214	204,992
1.532%(ff)	08/21/26		214	190,724
6.833%(ff)	11/21/26		445	445,309
Sr. Unsec’d. Notes, EMTN
2.920%(ff)	05/08/26	GBP	100	116,403
Santander UK PLC,
Covered Bonds
1.125%	03/12/27	EUR	110	109,312
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
6.783%(c)	01/30/27(a)(oo)		100	92,000
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		319	282,312
6.170%(ff)	01/09/27		200	199,490
Thames Water Utilities Finance PLC,
Sr. Sec’d. Notes, EMTN
4.000%	06/19/25	GBP	100	117,172
6.750%	11/16/28	GBP	150	187,447
Virgin Money UK PLC,
Jr. Sub. Notes
9.250%(ff)	06/08/24(oo)	GBP	200	237,666
Sr. Unsec’d. Notes, GMTN
3.125%(ff)	06/22/25	GBP	100	120,347

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Kingdom (cont’d.)
Vodafone Group PLC,
Jr. Sub. Notes
4.125%(ff)	06/04/81		50	$39,125
Sr. Unsec’d. Notes
3.750%	01/16/24		475	469,421
Sr. Unsec’d. Notes, MTN
4.200%	12/13/27	AUD	70	43,993

				8,256,356

United States — 14.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24		263	252,350
4.050%	11/21/39		61	53,092
4.250%	11/21/49		339	292,105
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.125%	05/01/24		40	39,113
4.400%	09/25/23		120	119,363
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		60	59,807
Ally Financial, Inc.,
Sr. Unsec’d. Notes
7.100%	11/15/27		75	75,668
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	103	96,607
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		65	71,084
American Express Co.,
Sr. Unsec’d. Notes
5.043%(ff)	05/01/34		45	44,016
American Medical Systems Europe BV,
Gtd. Notes
0.750%	03/08/25	EUR	250	258,005
American Tower Corp.,
Sr. Unsec’d. Notes
0.500%	01/15/28	EUR	190	174,022
4.400%	02/15/26		57	55,406
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.300%	06/01/31		105	87,210
2.800%	05/01/30		87	76,098
3.250%	06/01/51		53	38,594
3.450%	05/01/50		14	10,470
4.200%	09/01/48		50	42,187
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		185	172,640
5.150%	03/02/28		350	349,526
5.250%	03/02/30		200	200,538
5.250%	03/02/33		125	125,126
5.600%	03/02/43		35	35,082
5.650%	03/02/53		25	25,345
5.750%	03/02/63		55	55,902

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	115	$93,043
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	102	99,559
2.550%	12/01/33		335	262,169
3.500%	06/01/41		90	69,147
3.500%	09/15/53		70	49,557
3.550%	09/15/55		6	4,201
3.650%	09/15/59		53	36,868
3.950%	04/30/31	EUR	275	297,040
4.750%	05/15/46		50	44,160
5.200%	11/18/33	GBP	100	118,237
5.539%	02/20/26		245	245,054
AutoNation, Inc.,
Gtd. Notes
3.800%	11/15/27		56	51,295
Sr. Unsec’d. Notes
3.850%	03/01/32		8	6,797
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		44	39,167
1.950%	09/20/26		63	54,646
3.500%	11/01/27		23	20,361
4.125%	08/01/25		5	4,681
4.375%	01/30/24		33	32,460
4.875%	10/01/25		14	13,362
5.500%	12/15/24		91	89,029
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		10	8,902
Bank of America Corp.,
Sr. Unsec’d. Notes
4.571%(ff)	04/27/33		194	182,300
5.202%(ff)	04/25/29		175	173,123
5.288%(ff)	04/25/34		75	74,312
Sr. Unsec’d. Notes, GMTN, SOFR + 0.660%
5.749%(c)	02/04/25		106	105,709
Sr. Unsec’d. Notes, MTN
2.972%(ff)	02/04/33		198	164,848
3.194%(ff)	07/23/30		35	30,891
3.559%(ff)	04/23/27		86	81,580
4.827%(ff)	07/22/26		165	162,101
Sub. Notes
2.482%(ff)	09/21/36		95	72,550
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		250	248,561
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		150	146,827
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		159	155,618

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Berry Global, Inc.,
Sr. Sec’d. Notes
1.500%	01/15/27	EUR	100	$97,678
BlackRock, Inc.,
Sr. Unsec’d. Notes
4.750%	05/25/33		210	206,540
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		675	657,088
2.196%	02/04/26		149	136,826
3.250%	02/01/35		19	15,402
3.375%	06/15/46		15	10,494
5.705%	05/01/40		25	24,928
5.805%	05/01/50		170	169,081
5.930%	05/01/60		60	59,395
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		72	57,353
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.625%	11/12/28	EUR	195	210,218
4.250%	05/15/29	EUR	285	314,798
4.500%	11/15/31	EUR	630	706,887
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		137	118,240
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	165	157,253
2.650%	06/01/30		26	22,658
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		8	5,479
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		45	31,609
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		55	50,394
Gtd. Notes, 144A
1.950%	02/15/28		122	105,566
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		333	255,238
3.469%	04/15/34		64	52,456
4.150%	04/15/32		40	36,221
4.926%	05/15/37		50	45,146
Capital One Financial Corp.,
Sr. Unsec’d. Notes
4.166%(ff)	05/09/25		44	42,874
6.312%(ff)	06/08/29		200	198,747
6.377%(ff)	06/08/34		189	187,653
Sr. Unsec’d. Notes, SOFR + 0.690%
5.780%(c)	12/06/24		88	86,472
Cargill, Inc.,
Sr. Unsec’d. Notes
3.875%	04/24/30	EUR	210	228,289

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	10/11/32	150	$151,172
CBRE Services, Inc.,
Gtd. Notes
5.950%	08/15/34	75	74,285
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	179	145,237
Sr. Unsec’d. Notes, SOFR Index + 0.520%
5.609%(c)	05/13/26	159	153,855
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	135	133,745
4.800%	03/01/50	129	97,073
4.908%	07/23/25	41	40,207
5.125%	07/01/49	76	59,610
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26	370	370,446
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	19	16,308
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)	148	118,712
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24	274	269,111
3.106%(ff)	04/08/26	234	223,425
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	70	64,436
Sub. Notes
6.174%(ff)	05/25/34	145	146,009
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25	55	55,295
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	270	227,258
3.910%	10/01/50	1	773
Commonwealth Edison Co.,
First Mortgage
5.300%	02/01/53	35	35,713
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	50	34,798
6.150%	11/15/52	70	77,163
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	100	81,205
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23	800	783,581
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
4.750%	05/09/32	47	45,611
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60	44	25,192

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
3.600%	08/15/32		35	$31,585
4.200%	09/01/52		115	98,638
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		85	81,002
Corning, Inc.,
Sr. Unsec’d. Notes
3.875%	05/15/26	EUR	109	117,525
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30		126	98,999
5.450%	09/15/28		67	66,952
5.700%	06/15/33		35	35,340
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		46	42,404
5.000%	01/30/29		77	76,267
5.300%	06/01/33		175	174,695
5.875%	06/01/53		100	102,731
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27		100	99,977
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
6.020%	06/15/26		145	147,081
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		152	153,196
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	100	76,912
Digital Euro Finco LLC,
Gtd. Notes
2.500%	01/16/26	EUR	127	129,015
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		175	160,429
5.200%	09/20/47		56	46,152
5.300%	05/15/49		80	66,406
DISH DBS Corp.,
Sr. Sec’d. Notes, 144A
5.250%	12/01/26		87	70,158
5.750%	12/01/28		134	100,273
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		94	91,074
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		80	76,513
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		65	62,509
4.500%	08/15/32		95	89,702
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		135	132,249

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		65	$61,743
4.350%	05/18/28		91	89,356
4.700%	08/23/52		75	71,937
EIDP, Inc.,
Sr. Unsec’d. Notes
4.800%	05/15/33		105	102,784
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26		420	420,565
Energy Transfer LP,
Sr. Unsec’d. Notes
5.500%	06/01/27		41	40,820
Entegris Escrow Corp.,
Sr. Sec’d. Notes, 144A
4.750%	04/15/29		177	164,362
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25		41	39,899
EQT Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/28		43	42,637
6.125%	02/01/25		17	16,915
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31		56	48,179
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.600%	05/01/28		124	120,653
4.900%	05/01/33		140	136,830
5.400%	05/01/53		30	29,958
Essential Properties LP,
Gtd. Notes
2.950%	07/15/31		151	113,230
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		80	78,486
Exelon Corp.,
Sr. Unsec’d. Notes
3.350%	03/15/32		335	291,259
Expedia Group, Inc.,
Gtd. Notes
3.250%	02/15/30		50	43,494
FedEx Corp.,
Gtd. Notes
0.450%	05/04/29	EUR	262	231,195
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	12/03/29	GBP	115	113,946
Florida Power & Light Co.,
First Mortgage
4.800%	05/15/33		95	94,394
5.300%	04/01/53		45	46,587
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.810%	01/09/24		200	197,195

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, EMTN
3.250%	09/15/25	EUR	109	$114,009
Fox Corp.,
Sr. Unsec’d. Notes
4.709%	01/25/29		157	152,679
5.576%	01/25/49		68	63,588
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		114	107,671
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24		245	243,826
Sr. Unsec’d. Notes
5.905%	11/22/32		102	106,654
General Electric Co.,
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32		53	59,786
General Motors Financial Co., Inc.,
Gtd. Notes
3.850%	01/05/28		50	46,246
Sr. Unsec’d. Notes
0.600%	05/20/27	EUR	215	201,979
1.500%	06/10/26		277	244,954
4.300%	04/06/29		7	6,431
5.000%	04/09/27		100	97,371
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33		30	29,610
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	180	195,196
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32		112	90,534
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		109	89,653
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32		75	61,482
3.102%(ff)	02/24/33		80	67,593
3.375%	03/27/25	EUR	601	646,393
3.850%	01/26/27		235	223,749
4.482%(ff)	08/23/28		165	159,627
Sr. Unsec’d. Notes, SOFR + 1.390%
6.481%(c)	03/15/24		60	60,206
Sr. Unsec’d. Notes, EMTN
3.625%(ff)	10/29/29	GBP	145	158,787
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.050%	02/14/27		283	253,800
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26		199	184,884
3.900%	11/19/29		44	39,850
HCA, Inc.,
Gtd. Notes
5.250%	04/15/25		64	63,178

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
5.375%	02/01/25		174	$172,505
5.625%	09/01/28		66	66,142
5.875%	02/01/29		125	125,650
5.900%	06/01/53		65	64,444
Gtd. Notes, 144A
3.375%	03/15/29		104	92,342
3.625%	03/15/32		285	247,456
4.625%	03/15/52		85	69,797
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		177	170,045
7.300%	08/15/31		50	54,865
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23		81	80,684
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		175	157,258
3.300%	04/15/40		45	36,545
4.950%	09/15/52		45	44,666
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.500%	05/17/27	EUR	180	192,993
3.750%	05/17/32	EUR	200	213,783
4.125%	11/02/34	EUR	240	264,364
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.650%	09/17/26		400	352,666
2.100%	09/15/28		271	227,050
5.700%	06/26/30		25	24,859
Intel Corp.,
Sr. Unsec’d. Notes
4.875%	02/10/26		175	174,538
5.200%	02/10/33		50	50,466
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		75	57,749
3.000%	06/15/50		73	50,640
4.600%	03/15/33		105	101,756
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25		70	62,433
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
5.375%	06/15/33		129	127,712
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		25	24,655
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26		170	169,653
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	300	344,517
1.953%(ff)	02/04/32		10	7,970
2.580%(ff)	04/22/32		135	112,095
2.963%(ff)	01/25/33		60	50,577

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
3.702%(ff)	05/06/30		55	$50,493
4.452%(ff)	12/05/29		142	136,236
4.586%(ff)	04/26/33		60	57,203
4.851%(ff)	07/25/28		165	162,769
4.912%(ff)	07/25/33		50	48,884
Sr. Unsec’d. Notes, SOFR + 0.920% (Cap N/A, Floor 0.000%)
6.010%(c)	02/24/26		97	97,063
Sr. Unsec’d. Notes, EMTN
1.090%(ff)	03/11/27	EUR	100	99,672
JPMorgan Chase Bank, NA,
Unsec’d. Notes, 144A, MTN
7.000%	05/17/27	IDR	2,772,000	190,901
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33		25	25,279
5.100%	03/22/43		25	25,405
KLA Corp.,
Sr. Unsec’d. Notes
5.250%	07/15/62		148	150,052
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes
2.050%	10/15/26		211	183,262
Lear Corp.,
Sr. Unsec’d. Notes
3.500%	05/30/30		13	11,439
LKQ Corp.,
Gtd. Notes, 144A
5.750%	06/15/28		86	85,674
6.250%	06/15/33		69	69,400
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		150	149,689
5.100%	11/15/27		535	544,520
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.150%	07/01/33		150	149,698
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34		130	118,610
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29		50	48,655
5.000%	10/15/27		70	69,488
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		50	47,880
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		53	44,567
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		3	2,450
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28		145	133,944
McDonald’s Corp.,
Sr. Unsec’d. Notes, GMTN
4.250%	03/07/35	EUR	100	111,557

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
McKesson Corp.,
Sr. Unsec’d. Notes
4.900%	07/15/28		111	$110,478
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		137	123,407
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25	EUR	100	101,268
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		10	6,901
4.500%	05/17/33		90	89,322
5.000%	05/17/53		65	65,813
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.800%	05/15/30		80	79,944
5.600%	05/15/53		180	184,833
5.750%	05/15/63		35	36,186
Metropolitan Life Global Funding I,
Sec’d. Notes, MTN
4.000%	07/13/27	AUD	100	62,264
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	205	205,960
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25		155	151,909
4.656%(ff)	03/02/29	EUR	130	142,417
4.813%(ff)	10/25/28	EUR	380	418,780
5.164%(ff)	04/20/29		300	296,698
5.250%(ff)	04/21/34		280	276,350
5.789%(ff)	11/18/33	GBP	135	163,966
6.342%(ff)	10/18/33		105	111,736
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32		75	58,521
3.622%(ff)	04/01/31		268	241,663
Sub. Notes
2.484%(ff)	09/16/36		225	170,302
5.948%(ff)	01/19/38		50	49,322
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		139	133,198
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.692%	06/05/28	GBP	145	125,935
4.625%	08/01/29		109	82,545
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		65	83,857
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		60	52,150
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		197	157,933
2.759%	01/10/32		32	26,062

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
4.278%	12/15/28	25	$23,333
5.783%	09/16/52	100	100,379
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	53	44,967
2.450%	09/15/28	75	59,730
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50	103	70,847
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	234	224,959
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28	153	130,126
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52	120	117,059
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
8.500%	07/15/27	25	26,999
8.875%	07/15/30	75	86,180
Omega Healthcare Investors, Inc.,
Gtd. Notes
3.250%	04/15/33	120	89,366
3.625%	10/01/29	22	18,065
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
2.450%	04/30/30	45	37,756
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24	109	105,458
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48	5	4,280
6.100%	11/15/32	110	111,896
6.350%	01/15/31	185	190,430
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	775	769,638
2.875%	03/25/31	175	149,146
3.950%	03/25/51	100	75,506
4.900%	02/06/33	50	48,539
5.550%	02/06/53	75	72,666
6.250%	11/09/32	110	116,705
6.900%	11/09/52	245	274,539
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28	29	28,462
6.250%	07/15/33	47	46,393
6.500%	08/15/34	80	80,318
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24	125	117,473
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	95	64,116

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
4.950%	07/01/50		75	$59,014
6.100%	01/15/29		170	167,351
6.150%	01/15/33		60	58,924
6.400%	06/15/33		60	59,655
6.700%	04/01/53		30	29,508
6.750%	01/15/53		65	64,160
Sr. Sec’d. Notes
3.250%	06/01/31		85	69,177
Paramount Global,
Sr. Unsec’d. Notes
4.200%	05/19/32(a)		227	190,292
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/30		182	154,266
5.250%	06/01/62		125	121,740
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28		100	96,381
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26		255	251,726
4.750%	05/19/33		50	49,845
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.625%	11/17/29		50	50,946
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series O, 3 Month LIBOR + 3.678%
8.977%(c)	08/01/23(oo)		26	25,943
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	280	306,874
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		100	80,916
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		110	90,235
5.375%	02/27/53		70	72,694
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25		174	171,266
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28		240	208,214
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		170	156,929
2.700%	03/01/29		200	180,534
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		174	173,420
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28		135	116,747
Schneider Electric SE,
Sr. Unsec’d. Notes, EMTN
1.500%	01/15/28	EUR	100	100,037

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		110	$105,586
3.700%	04/01/29		10	9,150
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25		158	147,178
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27		70	71,657
5.950%	11/01/32		50	52,427
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		115	127,381
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		130	129,053
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		60	49,842
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		74	64,284
Starbucks Corp.,
Sr. Unsec’d. Notes
4.800%	02/15/33		25	24,716
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33		50	49,909
Synchrony Financial,
Sr. Unsec’d. Notes
2.875%	10/28/31(a)		192	139,093
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53		120	122,978
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31		125	115,513
6.875%	01/15/29		100	101,991
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
0.950%	04/01/24		161	155,062
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	11/21/34	EUR	410	439,355
T-Mobile USA, Inc.,
Gtd. Notes
2.700%	03/15/32		50	41,428
3.000%	02/15/41		110	80,321
3.500%	04/15/25		64	61,580
3.750%	04/15/27		157	148,732
3.875%	04/15/30		148	136,428
4.750%	02/01/28		50	48,601
4.950%	03/15/28		110	108,347
5.050%	07/15/33		212	208,163
5.200%	01/15/33		175	173,898

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		92	$65,162
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
6.047%(ff)	06/08/27		25	25,013
U.S. Bancorp,
Sr. Unsec’d. Notes
5.775%(ff)	06/12/29		75	74,970
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50		35	24,488
3.500%	08/15/39		55	46,109
4.000%	05/15/29		90	86,020
4.200%	05/15/32		100	95,426
4.250%	01/15/29		225	218,612
4.375%	03/15/42		5	4,547
4.750%	07/15/45		17	16,255
4.750%	05/15/52		20	18,989
5.200%	04/15/63		30	29,926
5.250%	02/15/28		130	132,539
5.350%	02/15/33		200	207,790
5.875%	02/15/53		101	112,041
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		125	92,021
VF Corp.,
Sr. Unsec’d. Notes
2.950%	04/23/30		130	106,981
Sr. Unsec’d. Notes, EMTN
4.250%	03/07/29	EUR	110	118,058
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		110	105,260
4.625%	12/01/29		125	113,522
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	100	100,823
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
0.950%	11/17/23		225	221,212
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		145	139,885
3.755%	03/15/27		270	251,930
4.054%	03/15/29		50	45,694
4.279%	03/15/32		125	110,758
5.050%	03/15/42		105	88,087
6.412%	03/15/26		190	190,138
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		305	303,133
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	231	235,595
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		30	28,758

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Western Digital Corp.,
Sr. Unsec’d. Notes
2.850%	02/01/29	98	$78,374
3.100%	02/01/32	131	96,972
Western Midstream Operating LP,
Sr. Unsec’d. Notes
6.150%	04/01/33	40	40,268
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	12	10,758
3.750%	06/15/27	78	73,664
4.500%	11/15/23	752	748,544
4.550%	06/24/24	160	157,865
WRKCo, Inc.,
Gtd. Notes
4.900%	03/15/29	32	30,952
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49	35	25,397

			47,157,377

Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27(d)	1,800	63,000
6.000%	10/28/22(d)	11,730	351,900

			414,900

TOTAL CORPORATE BONDS (cost $112,865,887)			101,250,086

MUNICIPAL BONDS — 0.2%
California — 0.1%
California Earthquake Authority,
Revenue Bonds, Series A
5.603%	07/01/27	75	74,747
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	60	69,687
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	175	155,203
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	170	139,483

			439,120

Florida — 0.0%
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	106	88,467

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority,
Taxable, Revenue Bonds, BABs, Series C
5.754%	12/15/28	60	60,245

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	135	$141,384
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	35	37,857

			179,241

Pennsylvania — 0.0%
Commonwealth Financing Authority,
Taxable, Revenue Bonds
4.144%	06/01/38	40	36,002

TOTAL MUNICIPAL BONDS (cost $904,067)			803,075

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.5%
United States
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35	17	14,057
Series 2007-16CB, Class 1A2, 1 Month LIBOR + 0.400% (Cap 6.000%, Floor 0.400%)
5.550%(c)	08/25/37	43	27,540
Bellemeade Re Ltd.,
Series 2019-03A, Class M1C, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
7.100%(c)	07/25/29	142	142,662
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
7.650%(c)	10/25/29	110	110,671
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.567%(c)	06/25/31	224	221,234
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.067%(c)	09/25/31	181	176,801
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
4.193%(cc)	04/25/37	29	25,640
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
7.550%(c)	04/25/31	5	4,673
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
7.450%(c)	08/25/31	3	2,563
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
7.300%(c)	09/25/31	4	3,679
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
7.250%(c)	10/25/39	3	3,390
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
7.200%(c)	01/25/40	34	34,517
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
7.150%(c)	01/25/40	47	46,737

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.067%(c)	01/25/42	256	$253,658
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.467%(c)	12/25/42	133	133,932
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.367%(c)	01/25/43	189	190,203
Series 2023-R05, Class 1M1, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.967%(c)	06/25/43	98	97,796
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
10.150%(c)	11/25/24	4	3,752
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
9.150%(c)	05/25/25	14	14,182
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
10.150%(c)	07/25/25	14	14,745
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
10.700%(c)	04/25/28	51	53,819
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750% (Cap N/A, Floor 0.000%)
11.900%(c)	08/25/28	24	25,340
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
12.100%(c)	08/25/28	11	11,452
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
11.150%(c)	09/25/28	31	32,257
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.067%(c)	11/25/41	148	144,295
Fannie Mae REMIC,
Series 2016-01, Class SJ, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
1.000%(c)	02/25/46	41	4,398
Series 2020-49, Class IO, IO
4.000%	07/25/50	52	9,926
Series 2020-49, Class KS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
0.950%(c)	07/25/50	1,710	188,940
Series 2020-62, Class GI, IO
4.000%	06/25/48	1,355	255,153
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
8.450%(c)	10/25/27	35	35,033
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 0.000%)
8.950%(c)	03/25/29	190	197,368

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
7.667%(c)	11/25/50	32	$32,218
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
6.850%(c)	01/25/50	5	4,889
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
7.000%(c)	02/25/50	81	81,267
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
11.150%(c)	08/25/50	202	224,822
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
9.867%(c)	10/25/50	212	228,371
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
10.400%(c)	09/25/50	127	135,284
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.717%(c)	01/25/34	182	181,977
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.867%(c)	11/25/41	339	327,047
Series 2021-HQA04, Class M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
6.017%(c)	12/25/41	220	213,836
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.067%(c)	04/25/42	75	75,000
Series 2023-DNA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	03/25/43	102	101,758
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA03, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
7.200%(c)	07/25/49	12	11,716
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
7.100%(c)	10/25/49	2	2,201
Freddie Mac REMIC,
Series 3933, Class SK, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.757%(c)	10/15/41	162	11,919
Series 4059, Class SP, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
1.357%(c)	06/15/42	52	5,841
Series 4314, Class SE, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
0.857%(c)	03/15/44	52	4,845
Series 4583, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
0.807%(c)	05/15/46	92	7,972
Series 5020, Class IH, IO
3.000%	08/25/50	155	25,191

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2023-DNA2, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	04/25/43	90	$90,369
Government National Mortgage Assoc.,
Series 2010-09, Class XD, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
1.442%(c)	01/16/40	53	5,476
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
0.904%(c)	08/20/43	97	9,113
Series 2015-111, Class IW, IO
4.000%	06/20/45	115	11,678
Series 2016-01, Class ST, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
1.043%(c)	01/20/46	40	3,762
Series 2016-027, Class IA, IO
4.000%	06/20/45	80	9,298
Series 2016-088, Class S, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
1.043%(c)	01/20/46	270	25,524
Series 2018-067, Class PS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
1.043%(c)	05/20/48	36	3,185
Series 2019-006, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
0.904%(c)	01/20/49	40	3,274
Series 2019-078, Class SE, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
0.954%(c)	06/20/49	49	4,199
Series 2019-151, Class NI, IO
3.500%	10/20/49	141	20,274
Series 2019-153, Class EI, IO
4.000%	12/20/49	95	16,013
Series 2020-061, Class SF, IO, 1 Month LIBOR x (1) + 6.440% (Cap 6.440%, Floor 0.000%)
1.283%(c)	07/20/43	123	10,655
Series 2020-061, Class SW, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
0.893%(c)	08/20/49	148	13,681
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
5.590%(c)	06/25/45	78	72,606
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
5.610%(c)	07/25/46	10	11,915
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
9.400%(c)	11/25/24	15	14,493
JPMorgan Mortgage Trust,
Series 2021-LTV02, Class A1, 144A
2.520%(cc)	05/25/52	223	179,433

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
3.182%(cc)	07/25/59		27	$24,804
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59		47	43,961
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 2.750%)
8.928%(c)	05/25/25		90	88,842
Series 2019-03R, Class A, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 2.700%)
8.878%(c)	11/27/31		34	32,702
Residential Accredit Loans Trust,
Series 2006-QO10, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
5.470%(c)	01/25/37		55	47,308
Series 2007-QA05, Class 2A1
6.020%(cc)	09/25/37		64	46,750
Series 2007-QH08, Class A
4.646%(cc)	10/25/37		47	41,077
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
5.470%(c)	10/25/35		37	33,964
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
5.476%(c)	09/25/46		59	55,110

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,499,548)				5,076,033

SOVEREIGN BONDS — 27.7%
Australia — 0.8%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	140	74,607
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	743	468,300
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	166	101,011
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	944	365,234
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	403	240,237
New South Wales Treasury Corp.,
Local Gov’t. Gtd. Notes
2.000%	03/08/33	AUD	1,575	828,201
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	661	400,833
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	120	77,665

				2,556,088

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Austria — 0.7%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	02/20/30	EUR	182	$163,500
0.750%	10/20/26	EUR	214	216,540
0.850%	06/30/2120	EUR	89	39,382
0.900%	02/20/32	EUR	1,569	1,441,768
1.850%	05/23/49	EUR	143	122,382
2.100%	09/20/2117	EUR	59	46,993
2.400%	05/23/34	EUR	250	256,914

				2,287,479

Belgium — 0.7%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A, Series 98
3.300%	06/22/54	EUR	59	63,007
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	268	329,247
Sr. Unsec’d. Notes, Series 76, 144A
1.900%	06/22/38	EUR	306	280,481
Sr. Unsec’d. Notes, Series 84, 144A
1.450%	06/22/37	EUR	74	64,933
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	198	190,613
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	890	771,315
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	108	74,956
Sr. Unsec’d. Notes, Series 96, 144A
2.750%	04/22/39	EUR	415	422,705

				2,197,257

Bulgaria — 0.0%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	65	70,089

Canada — 2.1%
Canadian Government Bond,
Bonds
0.250%	03/01/26	CAD	922	627,011
0.500%	12/01/30	CAD	151	92,664
1.750%	12/01/53	CAD	265	147,505
2.750%	12/01/48	CAD	3	2,111
3.500%	12/01/45	CAD	452	358,562
Bonds, Series 0116
3.750%	02/01/25	CAD	610	453,675
Unsec’d. Notes
2.250%	12/01/29	CAD	320	225,727
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	296	210,059
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	119	95,302
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	80	47,481
4.200%	07/06/33		745	742,813

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Canada (cont’d.)
Province of Ontario,
Notes
4.650%	06/02/41	CAD	281	$225,306
Sr. Unsec’d. Notes
2.500%	04/27/26		243	228,316
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	1,511	1,583,937
Unsec’d. Notes
2.150%	06/02/31	CAD	300	198,434
2.700%	06/02/29	CAD	421	296,740
3.450%	06/02/45	CAD	500	340,158
Province of Quebec,
Sr. Unsec’d. Notes
0.875%	05/04/27	EUR	257	254,526
2.750%	04/12/27		234	218,695
3.650%	05/20/32	CAD	176	129,846
Unsec’d. Notes
2.750%	09/01/27	CAD	350	250,826
3.100%	12/01/51	CAD	70	44,660
3.500%	12/01/45	CAD	212	145,577

				6,919,931

Chile — 0.0%
Bonos de la Tesoreria de la Republica en pesos,
Bonds, 144A
6.000%	04/01/33	CLP	65,000	85,558

Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
4.500%	03/15/29		200	175,244
Colombian TES,
Bonds, Series B
5.750%	11/03/27	COP	703,000	144,903
13.250%	02/09/33	COP	270,700	76,479

				396,626

Croatia — 0.0%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	150	143,048

Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds, Series 078
2.500%	08/25/28	CZK	5,070	210,814
Bonds, Series 103
2.000%	10/13/33	CZK	2,650	97,829

				308,643

Denmark — 0.1%
Denmark Government Bond,
Bonds
1.750%	11/15/25	DKK	1,954	276,675
4.500%	11/15/39	DKK	944	170,361

				447,036

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.606%(s)	07/31/30		4	$1,154

Finland — 0.1%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	109	74,071
0.875%	09/15/25	EUR	180	186,527
1.500%	09/15/32	EUR	220	212,182

				472,780

France — 1.9%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	1,100	1,187,421
3.000%	05/25/28	EUR	700	757,230
Caisse Francaise de Financement Local,
Covered Bonds, EMTN
0.750%	01/11/27	EUR	200	197,751
French Republic Government Bond OAT,
Bonds
0.000%	02/25/25	EUR	1,000	1,032,974
0.000%	02/25/26	EUR	72	72,392
0.000%	02/25/27	EUR	1,232	1,207,758
0.000%	11/25/31	EUR	705	607,370
0.750%	05/25/52	EUR	525	311,617
2.000%	11/25/32	EUR	357	360,998
3.250%	05/25/45	EUR	53	57,921
Bonds, 144A
2.500%	05/25/43	EUR	519	503,410

				6,296,842

Germany — 1.4%
Bundesobligation,
Bonds, Series 182
0.000%	10/10/25	EUR	1,500	1,527,740
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.000%	08/15/29	EUR	218	205,147
0.000%	08/15/31	EUR	321	289,790
0.000%	05/15/36	EUR	233	185,922
1.700%	08/15/32	EUR	275	283,748
1.800%	08/15/53	EUR	1,057	1,007,701
3.250%	07/04/42	EUR	730	886,285
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	248	196,006

				4,582,339

Hungary — 0.2%
Hungary Government Bond,
Bonds, Series 25/B
5.500%	06/24/25	HUF	20,120	54,620
Bonds, Series 30/A
3.000%	08/21/30	HUF	19,760	45,039
Bonds, Series 32/A
4.750%	11/24/32	HUF	23,360	57,956

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Hungary (cont’d.)
Hungary Government International Bond,
Sr. Unsec’d. Notes
6.125%	05/22/28		200	$203,098
Sr. Unsec’d. Notes, 144A
6.125%	05/22/28		235	238,640
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes, 144A
6.125%	12/04/27		200	197,424

				796,777

Indonesia — 0.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	236	253,712
4.150%	09/20/27		200	193,644
Indonesia Treasury Bond,
Bonds, Series 059
7.000%	05/15/27	IDR	3,381,000	232,842
Bonds, Series 065
6.625%	05/15/33	IDR	3,172,000	214,429
Bonds, Series 087
6.500%	02/15/31	IDR	5,962,000	401,244
Bonds, Series 089
6.875%	08/15/51	IDR	1,032,000	69,351
Bonds, Series 091
6.375%	04/15/32	IDR	1,683,000	112,573
Bonds, Series 093
6.375%	07/15/37	IDR	330,000	21,835
Bonds, Series 095
6.375%	08/15/28	IDR	3,926,000	266,709
Bonds, Series 096
7.000%	02/15/33	IDR	720,000	50,569

				1,816,908

Ireland — 0.1%
Ireland Government Bond,
Unsec’d. Notes
0.000%	10/18/31	EUR	97	84,281
0.350%	10/18/32	EUR	50	43,738
1.100%	05/15/29	EUR	218	215,911
1.500%	05/15/50	EUR	48	36,659

				380,589

Israel — 0.1%
Israel Government Bond,
Bonds, Series 0142
5.500%	01/31/42	ILS	200	64,434
Bonds, Series 0327
2.000%	03/31/27	ILS	999	251,930
Bonds, Series 0330
1.000%	03/31/30	ILS	94	21,253
Bonds, Series 0825
1.750%	08/31/25	ILS	317	81,149

				418,766

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Italy — 1.7%
Italy Buoni Poliennali Del Tesoro,
Bonds, Series 31Y
6.000%	05/01/31	EUR	856	$1,071,582
Bonds, Series 50YR, 144A
2.800%	03/01/67	EUR	41	31,742
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	1,818	1,790,507
Sr. Unsec’d. Notes, Series 10Y
4.400%	05/01/33	EUR	179	202,018
Sr. Unsec’d. Notes, Series 10Y, 144A
0.950%	12/01/31	EUR	596	515,703
Sr. Unsec’d. Notes, Series 13Y, 144A
4.000%	04/30/35	EUR	875	944,569
Sr. Unsec’d. Notes, Series 21Y, 144A
3.100%	03/01/40	EUR	443	418,041
Sr. Unsec’d. Notes, Series 30Y, 144A
2.150%	09/01/52	EUR	500	356,021
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	227	148,007

				5,478,190

Japan — 6.3%
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, GMTN
0.050%	02/12/27	EUR	460	440,423
Japan Government Five Year Bond,
Bonds, Series 142
0.100%	12/20/24	JPY	108,000	750,689
Bonds, Series 153
0.005%	06/20/27	JPY	249,000	1,727,171
Japan Government Forty Year Bond,
Bonds, Series 09
0.400%	03/20/56	JPY	93,900	494,719
Bonds, Series 15
1.000%	03/20/62	JPY	108,000	664,204
Japan Government Ten Year Bond,
Bonds, Series 337
0.300%	12/20/24	JPY	238,900	1,665,403
Bonds, Series 359
0.100%	06/20/30	JPY	144,000	991,941
Bonds, Series 364
0.100%	09/20/31	JPY	245,850	1,677,454
Bonds, Series 369
0.500%	12/20/32	JPY	69,700	488,665
Japan Government Thirty Year Bond,
Bonds, Series 30
2.300%	03/20/39	JPY	101,550	857,431
Bonds, Series 32
2.300%	03/20/40	JPY	6,500	55,105
Bonds, Series 51
0.300%	06/20/46	JPY	102,750	596,793
Bonds, Series 56
0.800%	09/20/47	JPY	145,100	936,636
Bonds, Series 65
0.400%	12/20/49	JPY	67,450	382,739
Bonds, Series 68
0.600%	09/20/50	JPY	50,500	299,056

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Japan (cont’d.)
Bonds, Series 76
1.400%	09/20/52	JPY	91,300	$653,261
Japan Government Twenty Year Bond,
Bonds, Series 145
1.700%	06/20/33	JPY	90,500	704,827
Bonds, Series 157
0.200%	06/20/36	JPY	37,550	246,140
Bonds, Series 159
0.600%	12/20/36	JPY	40,750	279,866
Bonds, Series 162
0.600%	09/20/37	JPY	101,850	694,655
Bonds, Series 171
0.300%	12/20/39	JPY	29,550	187,210
Bonds, Series 181
0.900%	06/20/42	JPY	126,350	863,992
Bonds, Series 182
1.100%	09/20/42	JPY	114,000	805,631
Bonds, Series 183
1.400%	12/20/42	JPY	133,450	990,305
Japan Government Two Year Bond,
Bonds, Series 442
0.005%	11/01/24	JPY	157,200	1,091,287
Bonds, Series 444
0.005%	01/01/25	JPY	239,150	1,660,033
Bonds, Series 446
0.005%	03/01/25	JPY	52,700	365,752

				20,571,388

Malaysia — 0.3%
Malaysia Government Bond,
Bonds, Series 0222
4.696%	10/15/42	MYR	619	142,942
Bonds, Series 0307
3.502%	05/31/27	MYR	2,599	554,824
Bonds, Series 0310
4.498%	04/15/30	MYR	1,816	406,298

				1,104,064

Mexico — 0.5%
Mexican Bonos,
Bonds, Series M
5.500%	03/04/27	MXN	6,954	360,582
8.000%	07/31/53	MXN	11,430	606,052
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	10,783	623,304
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/16/30		200	177,782

				1,767,720

Netherlands — 0.3%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/27	EUR	254	250,501
0.000%	07/15/31	EUR	77	67,953
0.000%	01/15/38	EUR	651	476,631

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Netherlands (cont’d.)
0.000%	01/15/52	EUR	144	$76,255

				871,340

New Zealand — 0.8%
New Zealand Government Bond,
Bonds, Series 0427
4.500%	04/15/27	NZD	235	143,177
Bonds, Series 0433
3.500%	04/14/33	NZD	245	136,953
Bonds, Series 0437
2.750%	04/15/37	NZD	179	87,343
Bonds, Series 0534
4.250%	05/15/34	NZD	1,052	621,882
Bonds, Series 0551
2.750%	05/15/51	NZD	573	242,342
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	3,042	1,515,431

				2,747,128

Norway — 0.3%
Norway Government Bond,
Sr. Unsec’d. Notes, 144A, Series 480
2.000%	04/26/28	NOK	886	76,014
Sr. Unsec’d. Notes, Series 486, 144A
3.000%	08/15/33	NOK	8,306	731,614

				807,628

Peru — 0.2%
Peru Government Bond,
Bonds
5.940%	02/12/29	PEN	200	54,073
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	270	65,854
Peruvian Government International Bond,
Sr. Unsec’d. Notes
6.950%	08/12/31	PEN	2,299	643,871

				763,798

Poland — 0.2%
Republic of Poland Government Bond,
Bonds, Series 0428
2.750%	04/25/28	PLN	438	94,995
Bonds, Series 0432
1.750%	04/25/32	PLN	272	48,741
Bonds, Series 0726
2.500%	07/25/26	PLN	961	215,902
Bonds, Series 1033
6.000%	10/25/33	PLN	194	48,448
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes
4.875%	10/04/33		140	137,113
5.500%	11/16/27		110	112,700

				657,899

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	116	$94,919
1.950%	06/15/29	EUR	129	132,837
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	239	237,361

				465,117

Romania — 0.2%
Romania Government Bond,
Bonds, Series 10Y
8.250%	09/29/32	RON	530	128,087
Bonds, Series 10YR
6.700%	02/25/32	RON	175	38,215
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	45	42,864
Sr. Unsec’d. Notes
3.000%	02/14/31		68	56,274
Sr. Unsec’d. Notes, 144A
4.000%	02/14/51		132	93,942
6.625%	02/17/28		50	51,415
7.625%	01/17/53		36	39,690
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	8	6,378
6.625%	09/27/29	EUR	100	113,059
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	14	13,256
3.375%	01/28/50	EUR	47	32,020
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	14	9,352
3.000%	02/27/27		20	18,080

				642,632

Saudi Arabia — 0.3%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		200	160,944
4.750%	01/18/28		335	331,583
4.875%	07/18/33		285	283,968
Sr. Unsec’d. Notes, EMTN
5.000%	01/18/53		200	185,010

				961,505

Singapore — 0.2%
Singapore Government Bond,
Bonds
2.750%	07/01/23	SGD	339	250,511
3.500%	03/01/27	SGD	513	381,954
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	99	65,710

				698,175

Slovenia — 0.0%
Slovenia Government Bond,
Bonds, Series RS76
3.125%	08/07/45	EUR	48	48,724

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
South Africa — 0.2%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	4,033	$189,317
Sr. Unsec’d. Notes, Series 2032
8.250%	03/31/32	ZAR	7,420	331,707
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.850%	09/30/29		233	204,653

				725,677

South Korea — 2.3%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes
5.000%	01/11/28		200	200,956
Korea Housing Finance Corp.,
Covered Bonds, 144A
3.714%	04/11/27	EUR	179	193,475
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		200	196,914
Korea Treasury Bond,
Bonds, Series 2506
3.125%	06/10/25	KRW	3,678,420	2,759,928
Bonds, Series 2612
1.500%	12/10/26	KRW	135,280	95,390
Bonds, Series 2703
2.375%	03/10/27	KRW	2,608,560	1,887,722
Bonds, Series 2709
3.125%	09/10/27	KRW	964,540	716,264
Bonds, Series 2912
1.375%	12/10/29	KRW	1,245,160	817,355
Bonds, Series 4412
2.750%	12/10/44	KRW	246,820	161,609
Bonds, Series 4803
2.625%	03/10/48	KRW	132,460	82,800
Bonds, Series 5003
1.500%	03/10/50	KRW	531,230	252,427
Bonds, Series 5203
2.500%	03/10/52	KRW	101,900	61,364

				7,426,204

Spain — 1.0%
Spain Government Bond,
Bonds, 144A
3.550%	10/31/33	EUR	935	1,029,092
Sr. Unsec’d. Notes, 144A
0.000%	05/31/24	EUR	288	304,003
0.100%	04/30/31	EUR	504	431,159
0.850%	07/30/37	EUR	143	108,905
1.000%	07/30/42	EUR	336	230,639
1.900%	10/31/52	EUR	239	171,700
2.900%	10/31/46	EUR	50	47,161
3.450%	07/30/66	EUR	232	229,518
3.900%	07/30/39	EUR	712	793,998
4.200%	01/31/37	EUR	1	1,163

				3,347,338

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Supranational Bank — 0.6%
European Financial Stability Facility,
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	205	$206,951
0.400%	01/26/26	EUR	190	192,031
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	343	288,732
European Stability Mechanism,
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	130	134,763
0.000%	12/15/26	EUR	265	258,584
European Union,
Sr. Unsec’d. Notes, EMTN
0.000%	07/04/35	EUR	239	179,309
0.200%	06/04/36	EUR	237	178,147
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	340	312,847
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	330	200,042

				1,951,406

Sweden — 0.1%
Sweden Government Bond,
Bonds, Series 1062
0.125%	05/12/31	SEK	4,320	330,251

Switzerland — 0.3%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	216	263,916
3.250%	06/27/27	CHF	114	138,124
3.500%	04/08/33	CHF	155	213,779
Bonds, 144A
4.000%	04/08/28	CHF	183	232,755

				848,574

Thailand — 0.3%
Thailand Government Bond,
Bonds
1.600%	12/17/29	THB	4,948	131,971
2.750%	06/17/52	THB	331	8,305
2.875%	12/17/28	THB	850	24,474
4.675%	06/29/44	THB	5,071	176,197
Sr. Unsec’d. Notes
1.585%	12/17/35	THB	2,600	64,097
3.350%	06/17/33	THB	8,558	256,593
3.450%	06/17/43	THB	1,980	58,505
4.875%	06/22/29	THB	5,176	165,187

				885,329

United Kingdom — 2.5%
United Kingdom Gilt,
Bonds
0.125%	01/31/28	GBP	320	329,322
0.875%	10/22/29	GBP	1,095	1,116,052
1.500%	07/22/47	GBP	387	277,982
1.750%	09/07/37	GBP	490	444,928
1.750%	07/22/57	GBP	305	214,948
2.000%	09/07/25	GBP	809	957,154

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
United Kingdom (cont’d.)
2.500%	07/22/65	GBP	240	$205,691
3.500%	07/22/68	GBP	111	122,586
4.125%	01/29/27	GBP	273	334,412
4.250%	06/07/32	GBP	102	128,908
4.250%	12/07/46	GBP	317	387,759
Unsec’d. Notes
0.875%	01/31/46	GBP	1,042	651,970
1.500%	07/31/53	GBP	426	282,545
3.750%	01/29/38	GBP	1,703	1,984,641
3.750%	10/22/53	GBP	560	632,492

				8,071,390

Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31		22	21,685

TOTAL SOVEREIGN BONDS (cost $103,028,469)				91,371,072

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.6%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		95	73,605
2.000%	12/01/35		277	245,783
2.000%	05/01/36		59	52,217
2.000%	06/01/36		35	31,046
2.000%	03/01/51		19	15,464
2.000%	08/01/51		209	171,312
2.000%	03/01/52		985	803,926
2.000%	04/01/52		1,957	1,596,613
2.500%	06/01/30		24	21,921
2.500%	07/01/30		10	9,249
2.500%	11/01/35		28	25,322
2.500%	07/01/50		42	35,958
2.500%	11/01/50		78	66,633
2.500%	02/01/51		24	20,453
2.500%	03/01/51		59	50,541
2.500%	07/01/51		18	15,019
3.000%	06/01/30		6	6,046
3.000%	07/01/30		34	32,902
3.000%	07/01/30		39	36,949
3.000%	07/01/35		38	35,415
3.000%	09/01/35		23	21,274
3.000%	01/01/37		15	13,917
3.000%	02/01/37		24	22,036
3.000%	05/01/45		28	25,088
3.000%	08/01/46		69	62,284
3.000%	09/01/46		118	105,351
3.000%	02/01/47		47	41,943
3.000%	12/01/50		606	540,444
3.500%	05/01/30		38	36,245
3.500%	06/01/30		5	5,166
3.500%	10/01/30		6	5,439
3.500%	07/01/35		47	44,391
3.500%	08/01/42		30	27,707
3.500%	01/01/44		30	28,559
3.500%	07/01/45		33	30,450
3.500%	09/01/47		104	95,303

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	11/01/47	60		$55,176
3.500%	03/01/48	158		146,014
3.500%	07/01/49	49		45,652
3.500%	01/01/50	117		108,314
4.000%	01/01/33	49		48,146
4.000%	06/01/40	6		5,526
4.000%	02/01/41	9		8,574
4.000%	02/01/41	13		12,423
4.000%	11/01/41	3		3,038
4.000%	06/01/42	15		14,141
4.000%	09/01/44	28		26,978
4.000%	04/01/45	7		6,887
4.000%	05/01/45	20		18,892
4.000%	02/01/46	79		74,945
4.000%	05/01/46	23		22,252
4.000%	01/01/47	32		30,581
4.000%	09/01/48	34		32,538
4.500%	12/01/34	7		7,382
4.500%	09/01/40	46		45,487
4.500%	03/01/41	37		36,626
4.500%	07/01/41	11		10,432
4.500%	03/01/44	13		12,951
4.500%	07/01/45	29		28,951
4.500%	12/01/45	26		26,021
4.500%	08/01/48	5		4,816
4.500%	11/01/48	44		43,504
4.500%	05/01/49	49		47,545
4.500%	02/01/50	5		5,136
4.500%	09/01/50	180		175,985
5.000%	02/01/42	36		36,037
5.000%	07/01/48	—(r	)	35
5.000%	03/01/50	2		1,626
5.000%	08/01/52	96		94,532
5.000%	04/01/53	49		48,510
5.500%	08/01/40	7		7,330
6.000%	11/01/37	4		4,337
6.000%	12/01/52	47		48,294
6.000%	03/01/53	25		25,088
Federal National Mortgage Assoc.
1.500%	11/01/41	111		89,949
1.500%	02/01/51	23		18,143
2.000%	TBA(tt)	700		570,801
2.000%	04/01/30	8		7,034
2.000%	07/01/30	13		12,059
2.000%	08/01/30	25		22,630
2.000%	04/01/31	11		9,673
2.000%	03/01/36	315		280,494
2.000%	05/01/36	35		30,774
2.000%	05/01/36	39		34,201
2.000%	05/01/36	74		65,435
2.000%	06/01/36	86		77,118
2.000%	08/01/36	18		15,622
2.000%	08/01/36	74		65,531
2.000%	09/01/36	56		49,977
2.000%	12/01/36	40		35,118
2.000%	02/01/37	84		74,191
2.000%	12/01/40	71		61,257
2.000%	11/01/41	414		352,195

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	07/01/50	56	$45,671
2.000%	12/01/50	230	188,975
2.000%	02/01/51	187	153,734
2.000%	03/01/51	57	47,053
2.000%	03/01/51	59	48,618
2.000%	03/01/51	360	294,963
2.000%	05/01/51	1,044	858,313
2.000%	07/01/51	171	139,720
2.000%	07/01/51	345	282,364
2.000%	10/01/51	527	431,744
2.000%	11/01/51	520	425,480
2.500%	TBA	60	54,621
2.500%	05/01/30	8	7,298
2.500%	05/01/30	16	14,853
2.500%	06/01/30	6	5,752
2.500%	07/01/30	13	12,272
2.500%	07/01/30	16	14,450
2.500%	07/01/30	16	15,253
2.500%	04/01/37	137	123,464
2.500%	06/01/40	85	75,554
2.500%	04/01/43	21	18,254
2.500%	09/01/43	67	58,230
2.500%	04/01/45	10	8,800
2.500%	09/01/46	10	8,293
2.500%	07/01/50	8	6,483
2.500%	09/01/50	69	58,907
2.500%	11/01/50	155	133,747
2.500%	03/01/51	77	65,914
2.500%	04/01/51	444	378,170
2.500%	05/01/51	537	461,245
2.500%	05/01/51	1,341	1,141,954
2.500%	07/01/51	57	48,882
2.500%	09/01/51	97	83,104
2.500%	09/01/51	298	255,063
2.500%	10/01/51	388	333,328
2.500%	11/01/51	83	71,248
2.500%	11/01/51	176	151,312
2.500%	11/01/51	221	189,537
2.500%	11/01/51	228	195,328
2.500%	03/01/52	51	43,205
2.500%	04/01/52	161	137,517
3.000%	TBA	165	153,914
3.000%	TBA(tt)	399	350,810
3.000%	06/01/30	20	19,159
3.000%	07/01/30	7	6,581
3.000%	07/01/30	14	13,153
3.000%	07/01/30	27	25,926
3.000%	09/01/30	14	13,329
3.000%	11/01/30	7	6,397
3.000%	06/01/32	36	33,963
3.000%	03/01/35	7	6,608
3.000%	09/01/35	11	10,717
3.000%	09/01/35	33	30,746
3.000%	03/01/36	51	46,851
3.000%	02/01/37	12	11,215
3.000%	06/01/37	248	231,863
3.000%	05/01/45	97	87,403
3.000%	06/01/45	69	62,330

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	07/01/45	20	$18,042
3.000%	08/01/45	63	56,692
3.000%	01/01/46	11	10,011
3.000%	04/01/46	100	90,274
3.000%	10/01/46	24	21,225
3.000%	10/01/46	35	31,701
3.000%	11/01/46	90	80,660
3.000%	12/01/46	37	33,573
3.000%	12/01/46	154	138,061
3.000%	08/01/50	27	24,146
3.000%	08/01/50	62	54,489
3.000%	10/01/50	46	41,147
3.000%	12/01/50	64	56,653
3.000%	02/01/51	326	288,803
3.000%	04/01/51	305	269,877
3.000%	05/01/51	155	137,609
3.000%	08/01/51	42	36,795
3.000%	08/01/51	65	57,081
3.500%	TBA(tt)	109	99,194
3.500%	09/01/29	25	23,974
3.500%	12/01/29	10	9,376
3.500%	04/01/30	37	35,710
3.500%	05/01/30	8	7,489
3.500%	10/01/30	14	13,071
3.500%	01/01/35	8	7,618
3.500%	08/01/35	16	15,305
3.500%	02/01/36	34	32,088
3.500%	02/01/37	11	10,047
3.500%	11/01/42	44	41,382
3.500%	01/01/43	51	47,450
3.500%	04/01/43	15	13,791
3.500%	04/01/43	156	145,609
3.500%	06/01/43	69	65,004
3.500%	08/01/47	17	16,089
3.500%	09/01/47	74	68,279
3.500%	09/01/47	100	92,701
3.500%	01/01/48	223	206,360
3.500%	03/01/48	159	146,365
3.500%	11/01/48	76	70,432
3.500%	07/01/49	482	445,592
3.500%	08/01/49	341	315,189
3.500%	01/01/50	168	155,062
3.500%	09/01/51	328	301,532
3.500%	02/01/52	96	87,287
3.500%	09/01/57	162	148,080
3.500%	05/01/58	63	57,606
4.000%	04/01/26	8	7,959
4.000%	05/01/27	7	7,003
4.000%	05/01/32	8	8,282
4.000%	04/01/35	11	10,809
4.000%	03/01/41	26	24,837
4.000%	11/01/42	35	33,964
4.000%	06/01/44	14	13,042
4.000%	12/01/44	283	272,265
4.000%	03/01/45	9	8,603
4.000%	08/01/45	570	546,008
4.000%	01/01/46	29	27,934
4.000%	03/01/46	56	53,738

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	06/01/46	36		$34,420
4.000%	04/01/47	27		25,600
4.000%	06/01/48	491		468,159
4.000%	02/01/49	35		33,544
4.500%	TBA	490		480,430
4.500%	TBA(tt)	2,384		2,291,992
4.500%	08/01/23	—(r	)	118
4.500%	04/01/25	5		4,473
4.500%	01/01/34	7		6,831
4.500%	11/01/39	35		34,863
4.500%	03/01/40	7		7,176
4.500%	08/01/40	14		13,366
4.500%	02/01/41	12		11,688
4.500%	06/01/41	35		34,804
4.500%	09/01/41	6		6,226
4.500%	01/01/42	19		18,779
4.500%	01/01/42	27		27,075
4.500%	01/01/43	18		17,867
4.500%	03/01/44	8		7,531
4.500%	06/01/44	7		6,494
4.500%	06/01/45	25		24,483
4.500%	07/01/47	6		5,450
4.500%	09/01/48	34		32,854
4.500%	09/01/48	82		80,888
4.500%	09/01/48	144		140,682
4.500%	01/01/49	31		30,226
4.500%	02/01/49	31		30,606
4.500%	03/01/49	32		30,882
4.500%	06/01/49	302		295,563
4.500%	07/01/49	38		36,907
4.500%	11/01/49	6		5,605
4.500%	01/01/51	77		75,062
5.000%	TBA(tt)	1,405		1,376,680
5.000%	05/01/38	19		19,204
5.000%	08/01/44	24		23,704
5.000%	08/01/52	313		307,782
5.500%	TBA(tt)	1,611		1,603,197
5.500%	07/01/38	10		10,333
5.500%	05/01/39	13		13,365
5.500%	05/01/40	7		6,803
5.500%	10/01/52	70		70,041
5.500%	11/01/52	191		191,020
5.500%	11/01/52	959		964,918
6.000%	02/01/36	8		7,870
6.000%	11/01/38	7		7,260
6.000%	09/01/39	17		17,385
6.000%	06/01/40	10		10,041
6.000%	05/01/41	40		41,284
6.000%	12/01/52	949		970,995
6.000%	05/01/53	50		50,967
Government National Mortgage Assoc.
2.000%	TBA	225		189,097
2.000%	11/20/50	125		103,778
2.000%	08/20/51	67		56,732
2.000%	09/20/51	112		94,443
2.000%	11/20/51	206		173,705
2.500%	01/20/47	15		13,441
2.500%	06/20/51	105		90,288

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	08/20/51	359	$311,569
2.500%	09/20/51	80	68,336
2.500%	09/20/51	127	108,452
2.500%	09/20/51	272	232,560
2.500%	10/20/51	207	176,151
2.500%	12/20/51	109	93,088
2.500%	12/20/51	1,243	1,076,325
2.500%	01/20/52	83	70,288
3.000%	TBA(tt)	150	134,021
3.000%	11/20/43	67	61,431
3.000%	01/15/45	9	7,745
3.000%	01/15/45	44	40,237
3.000%	03/15/45	8	7,505
3.000%	07/15/45	10	8,695
3.000%	01/20/47	86	78,079
3.000%	06/20/47	131	119,045
3.000%	08/20/47	54	48,645
3.000%	10/20/49	678	611,558
3.000%	03/20/50	435	391,965
3.000%	04/20/51	208	186,715
3.000%	07/20/51	56	50,625
3.000%	08/20/51	203	181,659
3.000%	12/20/51	22	19,648
3.000%	02/20/52	519	464,623
3.500%	TBA(tt)	1,435	1,324,404
3.500%	07/15/42	31	28,934
3.500%	04/15/45	8	8,008
3.500%	07/20/47	146	137,043
3.500%	08/20/47	68	63,634
3.500%	06/20/49	138	128,559
3.500%	03/20/50	82	77,104
4.000%	TBA	125	118,276
4.000%	01/15/41	34	33,560
4.000%	03/15/44	19	18,392
4.000%	05/15/45	34	33,045
4.000%	05/20/45	16	15,839
4.000%	07/20/45	124	119,218
4.000%	10/20/45	13	12,391
4.000%	01/20/46	26	25,455
4.000%	02/20/46	9	8,767
4.000%	03/20/46	41	39,893
4.000%	07/20/47	44	42,181
4.000%	06/20/52	72	67,720
4.500%	TBA(tt)	1,143	1,102,869
4.500%	04/15/40	35	34,119
4.500%	10/15/41	10	10,051
4.500%	07/20/44	18	17,664
4.500%	04/20/45	45	44,509
4.500%	11/20/47	18	17,419
4.500%	12/20/48	538	525,213
4.500%	02/20/49	39	37,758
4.500%	10/20/49	51	50,240
4.500%	12/20/49	32	31,443
4.500%	04/20/50	23	22,277
4.500%	03/20/52	45	43,360
4.500%	10/20/52	976	942,036
4.500%	06/20/53	270	260,586
5.000%	TBA(tt)	1,868	1,835,602

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	06/15/38	6	$5,771
5.000%	01/15/39	45	44,920
5.000%	06/15/39	10	9,988
5.000%	12/15/39	8	8,125
5.000%	10/20/42	8	7,757
5.000%	03/15/44	33	33,237
5.000%	09/20/48	26	26,145
5.000%	10/20/48	63	62,609
5.000%	11/20/48	58	57,545
5.000%	12/20/48	6	6,105
5.000%	01/20/49	161	160,133
5.000%	03/20/49	89	88,384
5.000%	06/20/49	24	23,958
5.000%	01/20/50	31	31,297
5.000%	03/20/50	13	12,779
5.000%	05/20/52	23	22,908
5.000%	11/20/52	1,093	1,074,739
5.500%	TBA(tt)	2,747	2,734,459
5.500%	03/15/37	11	11,238

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $50,508,055)			48,017,086

U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Bonds
1.125%	08/15/40	3,491	2,245,438
1.250%	05/15/50	1,580	888,750
1.750%	08/15/41(k)	4,736	3,329,260
1.875%	02/15/51	749	495,881
2.000%	08/15/51(k)	3,822	2,606,126
2.375%	02/15/42	160	124,600
3.000%	11/15/45	289	243,961
3.500%	02/15/39	1,609	1,542,377
3.625%	02/15/53	479	460,065
3.875%	02/15/43	900	877,781
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/26	1,401	1,310,108
1.125%	01/15/33	794	761,626
U.S. Treasury Notes
0.500%	04/30/27(h)	2,989	2,590,502
0.625%	07/31/26	1,335	1,189,402
1.125%	02/28/27	760	678,181
1.125%	08/31/28	519	447,060
1.250%	12/31/26	505	454,539
1.250%	08/15/31	1,532	1,257,437
2.250%	02/15/27	1,883	1,751,004
2.750%	08/15/32	1,217	1,115,562
2.875%	11/30/25	881	844,767
3.500%	04/30/28	731	710,561
3.500%	02/15/33	462	450,089
3.625%	03/31/28	723	706,281
3.750%	04/15/26	1,275	1,248,006
3.875%	11/30/27(h)	911	898,189
4.125%	11/15/32	359	366,909
4.500%	11/30/24	4,882	4,830,319

TOTAL U.S. TREASURY OBLIGATIONS (cost $36,103,134)			34,424,781

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

		Shares		Value

COMMON STOCK — 0.1%
Bermuda
Mt. Logan Re, Ltd., Special Investment Series 4*			474	$353,487

(cost $0)

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.8%
iShares Core U.S. Aggregate Bond ETF			46,410	4,545,860
Vanguard Total International Bond ETF			94,130	4,601,074

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $10,415,660)				9,146,934

TOTAL LONG-TERM INVESTMENTS (cost $336,453,134)				307,081,271

SHORT-TERM INVESTMENTS — 9.9%
AFFILIATED MUTUAL FUNDS — 0.6%
PGIM Core Government Money Market Fund(wi)			1,479,298	1,479,298
PGIM Institutional Money Market Fund (cost $429,446; includes $426,825 of cash collateral for securities on loan)(b)(wi)			429,723	429,422

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,908,744)				1,908,720

Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER(n) — 4.0%
AT&T, Inc.
5.613%	11/21/23		1,275	1,246,103
5.619%	11/20/23		1,100	1,075,252
Consolidated Edison Co. of New York, Inc.
5.322%	07/10/23		1,675	1,672,562
Edison International
5.940%	10/10/23		1,275	1,254,029
Electricite de France SA
5.561%	07/03/23		1,300	1,299,420
Engie SA
5.411%	11/21/23		1,675	1,639,048
Mondelez International, Inc.
5.421%	07/18/23		1,725	1,720,463
Paramount Global
5.829%	08/03/23		1,425	1,417,185
Sempra Energy
5.471%	07/21/23		1,725	1,719,607

TOTAL COMMERCIAL PAPER (cost $13,049,359)				13,043,669

FOREIGN TREASURY OBLIGATIONS(n) — 2.8%
Japan
Japan Treasury Discount Bills
Series 1151
(0.362)%	07/24/23	JPY	420,550	2,914,714

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN TREASURY OBLIGATIONS(n) (continued)
Japan (cont’d.)
Series 1156
(0.177)%	08/14/23	JPY	209,200	$1,450,007
Series 1159
(0.186)%	08/28/23	JPY	440,200	3,051,256
Series 1165
(0.263)%	09/25/23	JPY	281,100	1,948,630

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $9,812,813)				9,364,607

	Shares

UNAFFILIATED FUNDS — 2.5%
Dreyfus Government Cash Management (Institutional Shares)	6,515	6,515
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	8,248,353	8,248,353

TOTAL UNAFFILIATED FUNDS (cost $8,254,868)		8,254,868

OPTION PURCHASED*~ — 0.0%
(cost $22,665)	2,427

TOTAL SHORT-TERM INVESTMENTS (cost $33,048,449)	32,574,291

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.1% (cost $369,501,583)	339,655,562

OPTIONS WRITTEN*~ — (0.1)%
(premiums received $359,430)	(381,252)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.0% (cost $369,142,153)	339,274,310

Liabilities in excess of other assets(z) — (3.0)%	(9,937,913)

NET ASSETS — 100.0%	$329,336,397

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $420,997; cash collateral of $426,825 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $12,790,511 is 3.9% of net assets.
(wi)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	2.000%	TBA	07/13/23	$(1,000)	$(815,430)
Federal National Mortgage Assoc.	2.500%	TBA	07/13/23	(870)	(737,665)
Federal National Mortgage Assoc.	3.000%	TBA	07/13/23(tt)	(100)	(88,004)
Federal National Mortgage Assoc.	3.500%	TBA	07/13/23(tt)	(1,060)	(965,884)
Federal National Mortgage Assoc.	4.000%	TBA	07/13/23	(405)	(380,051)
Government National Mortgage Assoc.	2.500%	TBA	07/20/23	(500)	(432,930)
Government National Mortgage Assoc.	3.000%	TBA	07/13/23	(1,000)	(893,477)
Government National Mortgage Assoc.	4.500%	TBA	07/13/23	(1,000)	(965,156)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $5,306,054)					$(5,278,597)

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

10-Year Interest Rate Swap, 12/05/33	Call	CITI	12/01/23	1.98%	1.98%(A)	6 Month EURIBOR(S)/ 3.900%	EUR	1,000	$2,427

(cost $22,665)

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 05/15/2025	Call	BOA	05/13/24	2.91%	1 Day SOFR(A)/ 5.090%	2.91%(A)		10,550	$(20,635)
1-Year Interest Rate Swap, 05/15/2025	Call	BOA	05/13/24	2.94%	1 Day SOFR(A)/ 5.090%	2.94%(A)		3,520	(7,021)
5-Year Interest Rate Swap, 01/10/2029	Call	JPM	01/05/24	0.40%	1 Day TONAR(A)/ 0.077%	0.40%(A)	JPY	116,000	(7,777)
10-Year Interest Rate Swap, 07/07/2033	Call	MSI	07/05/23	3.43%	1 Day SOFR(A)/ 5.090%	3.43%(A)		1,000	(327)

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

10-Year Interest Rate Swap, 07/12/2033	Call	DB	07/10/23	2.98%	6 Month EURIBOR(S)/ 3.900%	2.98%(A)	EUR	970	$(3,685)
10-Year Interest Rate Swap, 07/14/2033	Call	JPM	07/12/23	3.45%	1 Day SOFR(A)/ 5.090%	3.45%(A)		1,000	(1,978)
10-Year Interest Rate Swap, 07/19/2033	Call	CITI	07/17/23	3.03%	6 Month EURIBOR(S)/ 3.900%	3.03%(A)	EUR	970	(7,168)
10-Year Interest Rate Swap, 07/24/2033	Call	JPM	07/20/23	3.44%	1 Day SOFR(A)/ 5.090%	3.44%(A)		1,010	(3,243)
10-Year Interest Rate Swap, 07/26/2033	Call	UAG	07/24/23	3.09%	6 Month EURIBOR(S)/ 3.900%	3.09%(A)	EUR	980	(11,556)
10-Year Interest Rate Swap, 07/28/2033	Call	MSI	07/26/23	3.45%	1 Day SOFR(A)/ 5.090%	3.45%(A)		1,010	(4,525)
10-Year Interest Rate Swap, 08/02/2033	Call	CITI	07/31/23	3.01%	6 Month EURIBOR(S)/ 3.900%	3.01%(A)	EUR	990	(9,033)
30-Year Interest Rate Swap, 12/05/53	Call	CITI	12/01/23	1.48%	6 Month EURIBOR(S)/ 3.900%	1.48%(A)	EUR	400	(1,363)
1-Year Interest Rate Swap, 05/15/2025	Put	BOA	05/13/24	2.91%	2.91%(A)	1 Day SOFR(A)/ 5.090%		10,550	(162,302)
1-Year Interest Rate Swap, 05/15/2025	Put	BOA	05/13/24	2.94%	2.94%(A)	1 Day SOFR(A)/ 5.090%		3,520	(53,398)
10-Year Interest Rate Swap, 07/07/2033	Put	MSI	07/05/23	3.43%	3.43%(A)	1 Day SOFR(A)/ 5.090%		1,000	(14,992)
10-Year Interest Rate Swap, 07/12/2033	Put	DB	07/10/23	2.98%	2.98%(A)	6 Month EURIBOR(S)/ 3.900%	EUR	970	(6,403)
10-Year Interest Rate Swap, 07/14/2033	Put	JPM	07/12/23	3.45%	3.45%(A)	1 Day SOFR(A)/ 5.090%		1,000	(13,971)
10-Year Interest Rate Swap, 07/19/2033	Put	CITI	07/17/23	3.03%	3.03%(A)	6 Month EURIBOR(S)/ 3.900%	EUR	970	(5,715)
10-Year Interest Rate Swap, 07/24/2033	Put	JPM	07/20/23	3.44%	3.44%(A)	1 Day SOFR(A)/ 5.090%		1,010	(16,206)
10-Year Interest Rate Swap, 07/26/2033	Put	UAG	07/24/23	3.09%	3.09%(A)	6 Month EURIBOR(S)/ 3.900%	EUR	980	(4,798)
10-Year Interest Rate Swap, 07/28/2033	Put	MSI	07/26/23	3.45%	3.45%(A)	1 Day SOFR(A)/ 5.090%		1,010	(16,393)
10-Year Interest Rate Swap, 08/02/2033	Put	CITI	07/31/23	3.01%	3.01%(A)	6 Month EURIBOR(S)/ 3.900%	EUR	990	(8,763)

Total Options Written (premiums received $359,430)									$(381,252)

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
7	3 Month SONIA Index	Jun. 2024	$2,086,816	$(5,982)
61	3 Month SONIA Index	Sep. 2024	18,225,786	(180,804)
11	2 Year U.S. Treasury Notes	Sep. 2023	2,236,781	(8,535)
14	3 Year Australian Treasury Bonds	Sep. 2023	985,120	(5,162)
54	5 Year Canadian Government Bonds	Sep. 2023	4,489,979	(24,364)
13	5 Year Euro-Bobl	Sep. 2023	1,641,416	(19,307)
113	5 Year U.S. Treasury Notes	Sep. 2023	12,101,594	(149,947)
33	10 Year Australian Treasury Bonds	Sep. 2023	2,553,810	(12,100)
22	10 Year Canadian Government Bonds	Sep. 2023	2,034,844	(2,987)
8	10 Year Euro-Bund	Sep. 2023	1,167,497	1,942
19	10 Year Mini Japanese Government Bonds	Sep. 2023	1,955,106	(4,964)

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Futures contracts outstanding at June 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
14	10 Year U.K. Gilt	Sep. 2023	$1,694,434	$(9,010)
8	20 Year U.S. Treasury Bonds	Sep. 2023	1,015,250	(1,610)
3	30 Year Euro Buxl	Sep. 2023	456,995	6,848
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	408,656	(3,494)
36	Euro Schatz Index	Sep. 2023	4,118,844	(35,018)
2	Euro-BTP Italian Government Bond	Sep. 2023	253,398	(1,421)
15	Euro-OAT	Sep. 2023	2,101,651	(9,330)

				(465,245)

Short Positions:
3	3 Month Euro Euribor	Sep. 2023	786,401	1,251
54	3 Month SONIA Index	Sep. 2023	16,124,873	102,991
50	2 Year U.S. Treasury Notes	Sep. 2023	10,167,188	64,115
11	3 Year Australian Treasury Bonds	Sep. 2023	774,023	4,487
6	5 Year Canadian Government Bonds	Sep. 2023	498,887	5,426
17	5 Year Euro-Bobl	Sep. 2023	2,146,467	2,378
5	10 Year Australian Treasury Bonds	Sep. 2023	386,941	2,111
37	10 Year Euro-Bund	Sep. 2023	5,399,672	(1,983)
35	10 Year U.K. Gilt	Sep. 2023	4,236,085	(2,142)
15	10 Year U.S. Treasury Notes	Sep. 2023	1,683,984	8,372
50	10 Year U.S. Ultra Treasury Notes	Sep. 2023	5,921,875	62,361
2	20 Year U.S. Treasury Bonds	Sep. 2023	253,813	(691)
2	30 Year Euro Buxl	Sep. 2023	304,663	(10,102)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	272,438	(380)
19	Euro Schatz Index	Sep. 2023	2,173,834	17,842
2	Euro-BTP Italian Government Bond	Sep. 2023	253,398	(1,662)
5	Euro-OAT	Sep. 2023	700,550	944

				255,318

				$(209,927)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/23	BARC	AUD	2,640	$1,749,000	$1,758,971	$9,971	$—
Expiring 07/07/23	BARC	AUD	123	81,488	81,953	465	—
Expiring 07/07/23	BNP	AUD	515	336,257	343,132	6,875	—
Expiring 07/07/23	BNP	AUD	255	170,376	169,901	—	(475)
Expiring 07/07/23	BNP	AUD	160	108,350	106,604	—	(1,746)
Expiring 07/07/23	BOA	AUD	490	336,748	326,476	—	(10,272)
Expiring 07/07/23	DB	AUD	175	117,976	116,598	—	(1,378)
Expiring 07/07/23	GS	AUD	500	333,858	333,138	—	(720)
Expiring 07/07/23	HSBCS	AUD	122	80,896	81,286	390	—
Expiring 07/07/23	JPS	AUD	490	332,617	326,476	—	(6,141)
Expiring 07/07/23	JPS	AUD	51	33,179	33,980	801	—
Expiring 07/07/23	MSC	AUD	995	674,100	662,946	—	(11,154)
Expiring 07/07/23	TD	AUD	1,348	878,353	898,142	19,789	—
Expiring 07/07/23	UBS	AUD	495	338,506	329,807	—	(8,699)
Expiring 07/07/23	UBS	AUD	495	336,899	329,807	—	(7,092)
Expiring 07/07/23	UBS	AUD	170	114,794	113,267	—	(1,527)
Expiring 08/04/23	BARC	AUD	370	245,318	246,740	1,422	—
Expiring 08/04/23	GS	AUD	505	335,911	336,766	855	—

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 08/25/23	BOA	AUD	1,129	$747,413	$753,145	$5,732	$—
Expiring 08/25/23	GS	AUD	707	472,848	471,737	—	(1,111)
Expiring 09/20/23	JPM	AUD	679	455,832	453,351	—	(2,481)
Expiring 09/20/23	JPM	AUD	96	64,285	64,234	—	(51)
Expiring 09/20/23	JPM	AUD	66	44,797	44,067	—	(730)
Brazilian Real,
Expiring 07/05/23	BARC	BRL	420	87,151	87,633	482	—
Expiring 07/05/23	BOA	BRL	2,489	516,465	519,321	2,856	—
Expiring 07/05/23	CGM	BRL	498	99,960	103,908	3,948	—
Expiring 07/05/23	CGM	BRL	332	66,693	69,272	2,579	—
Expiring 07/05/23	CGM	BRL	253	52,498	52,788	290	—
Expiring 07/05/23	GS	BRL	673	134,066	140,421	6,355	—
Expiring 07/05/23	JPM	BRL	2,520	500,087	525,799	25,712	—
Expiring 07/05/23	MSC	BRL	1,198	250,726	249,983	—	(743)
Expiring 07/05/23	MSC	BRL	767	160,217	159,933	—	(284)
Expiring 07/05/23	MSC	BRL	602	125,396	125,563	167	—
Expiring 08/02/23	CGM	BRL	1,083	224,289	224,797	508	—
Expiring 08/02/23	JPM	BRL	3,401	709,021	705,954	—	(3,067)
British Pound,
Expiring 07/07/23	BARC	GBP	270	338,429	342,914	4,485	—
Expiring 07/07/23	BARC	GBP	267	333,873	339,104	5,231	—
Expiring 07/07/23	BARC	GBP	263	337,438	334,023	—	(3,415)
Expiring 07/07/23	BNP	GBP	266	338,991	337,834	—	(1,157)
Expiring 07/07/23	BNP	GBP	200	251,643	254,010	2,367	—
Expiring 07/07/23	BNP	GBP	198	252,466	251,470	—	(996)
Expiring 07/07/23	BOA	GBP	352	436,612	447,058	10,446	—
Expiring 07/07/23	CGM	GBP	267	336,441	339,104	2,663	—
Expiring 07/07/23	GS	GBP	283	353,810	359,424	5,614	—
Expiring 07/07/23	GS	GBP	272	335,664	345,454	9,790	—
Expiring 07/07/23	GS	GBP	198	245,862	251,470	5,608	—
Expiring 07/07/23	GS	GBP	71	90,382	90,174	—	(208)
Expiring 07/07/23	JPS	GBP	538	669,481	683,287	13,806	—
Expiring 07/07/23	JPS	GBP	271	339,297	344,184	4,887	—
Expiring 07/07/23	JPS	GBP	270	335,417	342,914	7,497	—
Expiring 07/07/23	JPS	GBP	265	337,958	336,563	—	(1,395)
Expiring 07/07/23	JPS	GBP	264	336,722	335,293	—	(1,429)
Expiring 07/07/23	JPS	GBP	193	245,868	245,120	—	(748)
Expiring 07/07/23	MSC	GBP	117	147,999	148,596	597	—
Expiring 07/07/23	TD	GBP	3,996	5,042,952	5,075,124	32,172	—
Expiring 07/07/23	TD	GBP	2,801	3,534,862	3,557,413	22,551	—
Expiring 07/07/23	TD	GBP	774	976,788	983,019	6,231	—
Expiring 07/21/23	BARC	GBP	575	725,618	730,514	4,896	—
Expiring 07/21/23	BNYM	GBP	302	376,755	383,944	7,189	—
Expiring 07/21/23	BNYM	GBP	280	359,413	355,611	—	(3,802)
Expiring 07/21/23	BNYM	GBP	161	199,528	204,773	5,245	—
Expiring 07/21/23	BNYM	GBP	103	128,079	130,372	2,293	—
Expiring 07/21/23	BNYM	GBP	97	123,724	123,584	—	(140)
Expiring 08/04/23	BNP	GBP	143	181,206	181,653	447	—
Expiring 08/08/23	JPM	GBP	334	412,991	424,003	11,012	—
Expiring 08/08/23	JPM	GBP	106	134,699	134,497	—	(202)
Expiring 09/20/23	JPM	GBP	489	626,117	621,556	—	(4,561)
Expiring 09/20/23	JPM	GBP	36	45,000	45,492	492	—
Expiring 09/20/23	JPM	GBP	36	45,000	45,390	390	—
Expiring 09/20/23	JPM	GBP	21	26,271	26,675	404	—
Expiring 09/20/23	JPM	GBP	21	26,372	26,659	287	—

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 07/07/23	BARC	CAD	1,402	$1,032,810	$1,058,422	$25,612	$—
Expiring 07/07/23	BNP	CAD	460	338,027	347,271	9,244	—
Expiring 07/07/23	BNP	CAD	460	338,007	347,271	9,264	—
Expiring 07/07/23	BNP	CAD	115	86,592	86,818	226	—
Expiring 07/07/23	BOA	CAD	140	106,079	105,691	—	(388)
Expiring 07/07/23	GS	CAD	450	338,184	339,721	1,537	—
Expiring 07/07/23	JPS	CAD	895	672,015	675,668	3,653	—
Expiring 07/07/23	JPS	CAD	445	332,862	335,947	3,085	—
Expiring 07/07/23	JPS	CAD	445	335,083	335,947	864	—
Expiring 07/07/23	JPS	CAD	400	300,259	301,975	1,716	—
Expiring 07/07/23	JPS	CAD	228	170,695	172,126	1,431	—
Expiring 07/07/23	RBC	CAD	5,364	4,045,859	4,049,481	3,622	—
Expiring 07/07/23	RBC	CAD	890	675,153	671,894	—	(3,259)
Expiring 07/07/23	RBC	CAD	17	12,822	12,833	11	—
Expiring 07/07/23	SSB	CAD	388	290,686	292,916	2,230	—
Expiring 07/07/23	TD	CAD	319	237,539	240,825	3,286	—
Expiring 07/07/23	UBS	CAD	128	95,793	96,632	839	—
Expiring 07/07/23	UBS	CAD	73	53,832	55,110	1,278	—
Expiring 08/04/23	RBC	CAD	1,402	1,057,893	1,058,899	1,006	—
Expiring 08/24/23	BNYM	CAD	462	349,915	349,057	—	(858)
Expiring 08/24/23	CITI	CAD	910	686,722	687,373	651	—
Expiring 09/20/23	JPM	CAD	275	209,406	207,923	—	(1,483)
Expiring 09/20/23	JPM	CAD	140	104,334	105,481	1,147	—
Expiring 09/20/23	JPM	CAD	119	89,000	89,649	649	—
Expiring 09/20/23	JPM	CAD	59	44,000	44,327	327	—
Expiring 09/20/23	JPM	CAD	9	7,038	7,076	38	—
Chilean Peso,
Expiring 07/07/23	MSC	CLP	245,160	306,067	305,550	—	(517)
Expiring 07/07/23	MSC	CLP	61,247	76,463	76,334	—	(129)
Expiring 07/13/23	BOA	CLP	616,627	782,363	767,804	—	(14,559)
Expiring 07/13/23	JPM	CLP	36,318	45,574	45,222	—	(352)
Chinese Renminbi,
Expiring 07/07/23	HSBCS	CNH	5,284	770,316	727,193	—	(43,123)
Expiring 07/07/23	HSBCS	CNH	4,884	672,190	672,181	—	(9)
Expiring 07/07/23	HSBCS	CNH	2,215	304,853	304,849	—	(4)
Expiring 07/07/23	JPS	CNH	1,216	167,845	167,357	—	(488)
Expiring 07/07/23	MSC	CNH	10,690	1,563,028	1,471,256	—	(91,772)
Expiring 07/07/23	MSC	CNH	916	129,851	126,069	—	(3,782)
Expiring 07/13/23	BOA	CNH	1,109	162,139	152,707	—	(9,432)
Expiring 09/20/23	JPM	CNH	638	89,000	88,377	—	(623)
Expiring 09/20/23	JPM	CNH	636	89,000	88,123	—	(877)
Expiring 09/20/23	JPM	CNH	616	86,719	85,333	—	(1,386)
Expiring 09/20/23	JPM	CNH	614	86,772	85,058	—	(1,714)
Expiring 01/24/24	BOA	CNH	1,109	164,284	155,260	—	(9,024)
Colombian Peso,
Expiring 07/07/23	DB	COP	916,962	220,901	219,323	—	(1,578)
Expiring 07/07/23	DB	COP	430,122	103,619	102,879	—	(740)
Expiring 07/07/23	MSC	COP	281,478	62,978	67,326	4,348	—
Czech Koruna,
Expiring 07/07/23	MSC	CZK	6,297	287,863	288,945	1,082	—
Expiring 07/07/23	MSC	CZK	5,791	264,731	265,726	995	—
Danish Krone,
Expiring 07/07/23	DB	DKK	2,935	427,891	430,305	2,414	—
Expiring 09/13/23	BNYM	DKK	371	54,785	54,606	—	(179)

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 07/07/23	BARC	EUR	313	$334,353	$341,658	$7,305	$—
Expiring 07/07/23	BARC	EUR	39	42,609	42,571	—	(38)
Expiring 07/07/23	BNP	EUR	355	384,458	387,504	3,046	—
Expiring 07/07/23	BNP	EUR	232	253,411	253,242	—	(169)
Expiring 07/07/23	BOA	EUR	313	336,826	341,659	4,833	—
Expiring 07/07/23	BOA	EUR	174	185,891	189,931	4,040	—
Expiring 07/07/23	BOA	EUR	39	41,678	42,571	893	—
Expiring 07/07/23	CGM	EUR	670	723,389	731,346	7,957	—
Expiring 07/07/23	CGM	EUR	654	701,289	713,881	12,592	—
Expiring 07/07/23	CGM	EUR	352	380,457	384,230	3,773	—
Expiring 07/07/23	CGM	EUR	315	339,252	343,842	4,590	—
Expiring 07/07/23	DB	EUR	2,086	2,245,360	2,276,996	31,636	—
Expiring 07/07/23	GS	EUR	224	241,065	244,510	3,445	—
Expiring 07/07/23	HSBCS	EUR	30,444	33,025,651	33,231,483	205,832	—
Expiring 07/07/23	HSBCS	EUR	6,098	6,615,110	6,656,339	41,229	—
Expiring 07/07/23	JPS	EUR	597	652,835	651,662	—	(1,173)
Expiring 07/07/23	JPS	EUR	314	337,069	342,750	5,681	—
Expiring 07/07/23	JPS	EUR	177	190,311	193,206	2,895	—
Expiring 07/07/23	MSC	EUR	225	240,591	245,601	5,010	—
Expiring 07/07/23	MSC	EUR	37	39,753	40,388	635	—
Expiring 07/07/23	TD	EUR	228	245,107	248,876	3,769	—
Expiring 07/07/23	UBS	EUR	345	370,954	376,589	5,635	—
Expiring 07/31/23	BNYM	EUR	373	402,802	407,450	4,648	—
Expiring 07/31/23	JPM	EUR	756	830,556	826,137	—	(4,419)
Expiring 07/31/23	JPM	EUR	670	731,717	732,198	481	—
Expiring 07/31/23	JPM	EUR	264	286,206	288,035	1,829	—
Expiring 07/31/23	JPM	EUR	146	159,963	159,645	—	(318)
Expiring 07/31/23	JPM	EUR	112	120,739	122,469	1,730	—
Expiring 07/31/23	JPM	EUR	105	114,157	114,667	510	—
Expiring 07/31/23	JPM	EUR	15	16,437	16,461	24	—
Expiring 07/31/23	RBS	EUR	350	384,163	382,632	—	(1,531)
Expiring 08/03/23	JPS	EUR	309	337,696	337,774	78	—
Expiring 08/04/23	CGM	EUR	309	335,764	337,789	2,025	—
Expiring 08/04/23	GS	EUR	136	148,597	148,670	73	—
Expiring 08/04/23	HSBCS	EUR	545	592,038	595,777	3,739	—
Expiring 08/04/23	UBS	EUR	399	437,558	436,174	—	(1,384)
Expiring 09/20/23	JPM	EUR	81	89,660	89,000	—	(660)
Expiring 09/20/23	JPM	EUR	74	79,959	81,462	1,503	—
Expiring 09/20/23	JPM	EUR	31	33,804	33,761	—	(43)
Hungarian Forint,
Expiring 07/07/23	BARC	HUF	50,000	144,412	146,171	1,759	—
Expiring 07/07/23	BARC	HUF	24,291	69,596	71,013	1,417	—
Expiring 07/07/23	BARC	HUF	13,708	39,194	40,075	881	—
Expiring 07/07/23	JPS	HUF	272,917	796,838	797,851	1,013	—
Expiring 07/07/23	JPS	HUF	42,694	124,654	124,812	158	—
Expiring 07/07/23	SCS	HUF	10,101	28,882	29,529	647	—
Expiring 07/07/23	TD	HUF	9,952	28,461	29,094	633	—
Indian Rupee,
Expiring 07/07/23	BOA	INR	2,612	31,514	31,810	296	—
Expiring 07/07/23	CGM	INR	7,014	85,039	85,419	380	—
Expiring 07/07/23	GS	INR	1,535	18,612	18,694	82	—
Expiring 07/07/23	JPS	INR	19,290	233,762	234,921	1,159	—
Expiring 07/07/23	JPS	INR	16,366	198,388	199,311	923	—
Expiring 07/07/23	JPS	INR	12,900	157,317	157,101	—	(216)
Expiring 07/07/23	JPS	INR	7,806	94,664	95,064	400	—

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 07/07/23	JPS	INR	7,786	$94,182	$94,821	$639	$—
Expiring 07/07/23	JPS	INR	3,801	46,081	46,290	209	—
Expiring 07/07/23	JPS	INR	3,664	44,291	44,621	330	—
Expiring 07/07/23	JPS	INR	1,974	23,932	24,040	108	—
Expiring 07/07/23	SCS	INR	4,204	50,970	51,198	228	—
Expiring 08/04/23	MSC	INR	88,952	1,083,288	1,082,518	—	(770)
Indonesian Rupiah,
Expiring 07/07/23	BARC	IDR	13,000,597	867,840	864,266	—	(3,574)
Expiring 07/07/23	BARC	IDR	323,000	21,562	21,473	—	(89)
Expiring 07/07/23	GS	IDR	860,722	57,786	57,220	—	(566)
Expiring 07/12/23	MSC	IDR	5,296,346	352,385	352,061	—	(324)
Israeli Shekel,
Expiring 07/07/23	BNP	ILS	1,990	536,696	536,970	274	—
Expiring 07/07/23	BNP	ILS	1,166	314,466	314,627	161	—
Expiring 07/07/23	GS	ILS	395	106,665	106,585	—	(80)
Expiring 09/20/23	JPM	ILS	98	26,999	26,431	—	(568)
Japanese Yen,
Expiring 07/07/23	BARC	JPY	11,700	84,292	81,168	—	(3,124)
Expiring 07/07/23	BNP	JPY	1,241,786	8,585,769	8,614,791	29,022	—
Expiring 07/07/23	BNP	JPY	735,279	5,299,640	5,100,939	—	(198,701)
Expiring 07/07/23	BNP	JPY	48,200	335,836	334,384	—	(1,452)
Expiring 07/07/23	BNP	JPY	24,000	168,090	166,498	—	(1,592)
Expiring 07/07/23	BNP	JPY	23,500	169,384	163,029	—	(6,355)
Expiring 07/07/23	BOA	JPY	47,100	337,232	326,752	—	(10,480)
Expiring 07/07/23	BOA	JPY	24,200	168,876	167,885	—	(991)
Expiring 07/07/23	CGM	JPY	46,700	333,562	323,978	—	(9,584)
Expiring 07/07/23	DB	JPY	70,100	503,807	486,313	—	(17,494)
Expiring 07/07/23	DB	JPY	70,100	498,892	486,313	—	(12,579)
Expiring 07/07/23	DB	JPY	46,800	338,156	324,671	—	(13,485)
Expiring 07/07/23	DB	JPY	46,800	335,983	324,671	—	(11,312)
Expiring 07/07/23	GS	JPY	93,300	671,081	647,261	—	(23,820)
Expiring 07/07/23	GS	JPY	48,700	338,241	337,852	—	(389)
Expiring 07/07/23	HSBCS	JPY	93,300	670,886	647,262	—	(23,624)
Expiring 07/07/23	HSBCS	JPY	46,900	339,392	325,365	—	(14,027)
Expiring 07/07/23	HSBCS	JPY	18,500	133,544	128,342	—	(5,202)
Expiring 07/07/23	JPS	JPY	187,600	1,357,384	1,301,460	—	(55,924)
Expiring 07/07/23	JPS	JPY	93,300	670,656	647,261	—	(23,395)
Expiring 07/07/23	JPS	JPY	70,100	498,298	486,314	—	(11,984)
Expiring 07/07/23	JPS	JPY	48,500	338,054	336,464	—	(1,590)
Expiring 07/07/23	JPS	JPY	48,400	337,762	335,771	—	(1,991)
Expiring 07/07/23	JPS	JPY	46,700	331,497	323,977	—	(7,520)
Expiring 07/07/23	JPS	JPY	24,200	169,018	167,885	—	(1,133)
Expiring 07/07/23	JPS	JPY	24,100	167,897	167,192	—	(705)
Expiring 07/07/23	MSC	JPY	121,000	843,539	839,428	—	(4,111)
Expiring 07/07/23	MSC	JPY	72,600	506,507	503,657	—	(2,850)
Expiring 07/07/23	MSC	JPY	72,500	506,278	502,963	—	(3,315)
Expiring 07/07/23	MSC	JPY	48,400	337,991	335,771	—	(2,220)
Expiring 07/07/23	MSC	JPY	48,400	337,530	335,771	—	(1,759)
Expiring 08/04/23	BNP	JPY	336,454	2,336,121	2,344,715	8,594	—
Expiring 08/04/23	BNP	JPY	48,800	338,613	340,083	1,470	—
Expiring 08/07/23	JPM	JPY	204,761	1,489,168	1,427,584	—	(61,584)
Expiring 09/20/23	JPM	JPY	112,431	819,485	789,150	—	(30,335)
Expiring 09/20/23	JPM	JPY	29,858	209,382	209,575	193	—
Expiring 09/20/23	JPM	JPY	12,875	90,000	90,371	371	—
Expiring 09/20/23	JPM	JPY	5,299	38,654	37,192	—	(1,462)

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit,
Expiring 07/07/23	BNP	MYR	3,132	$670,746	$674,825	$4,079	$—
Mexican Peso,
Expiring 07/07/23	BARC	MXN	2,880	166,831	168,027	1,196	—
Expiring 07/07/23	CA	MXN	8,660	506,078	505,248	—	(830)
Expiring 07/07/23	CA	MXN	5,810	334,957	338,971	4,014	—
Expiring 07/07/23	CA	MXN	3,796	217,264	221,469	4,205	—
Expiring 07/07/23	CA	MXN	3,490	201,199	203,616	2,417	—
Expiring 07/07/23	CA	MXN	2,900	168,820	169,194	374	—
Expiring 07/07/23	DB	MXN	55,178	3,219,854	3,219,234	—	(620)
Expiring 07/07/23	DB	MXN	12,698	740,978	740,835	—	(143)
Expiring 07/07/23	GS	MXN	11,920	674,269	695,445	21,176	—
Expiring 07/07/23	GS	MXN	5,840	334,173	340,722	6,549	—
Expiring 07/07/23	GS	MXN	2,880	167,393	168,027	634	—
Expiring 07/07/23	GS	MXN	2,880	167,296	168,027	731	—
Expiring 07/07/23	JPS	MXN	1,715	98,684	100,058	1,374	—
Expiring 07/07/23	JPS	MXN	1,715	98,694	100,058	1,364	—
Expiring 07/07/23	RBC	MXN	2,150	124,920	125,437	517	—
Expiring 07/07/23	SSB	MXN	8,600	498,999	501,747	2,748	—
Expiring 07/07/23	SSB	MXN	3,550	198,782	207,117	8,335	—
Expiring 07/07/23	SSB	MXN	2,044	116,950	119,253	2,303	—
Expiring 09/20/23	JPM	MXN	796	45,000	45,818	818	—
New Taiwanese Dollar,
Expiring 07/07/23	BARC	TWD	2,600	84,870	83,444	—	(1,426)
Expiring 07/07/23	BARC	TWD	2,565	82,386	82,321	—	(65)
Expiring 07/07/23	BOA	TWD	2,890	94,229	92,752	—	(1,477)
Expiring 07/07/23	JPS	TWD	2,580	84,017	82,802	—	(1,215)
Expiring 07/13/23	JPM	TWD	2,731	89,028	87,664	—	(1,364)
New Zealand Dollar,
Expiring 07/07/23	BNP	NZD	335	201,139	205,582	4,443	—
Expiring 07/07/23	BNP	NZD	295	183,647	181,036	—	(2,611)
Expiring 07/07/23	BNP	NZD	280	172,721	171,830	—	(891)
Expiring 07/07/23	BNP	NZD	175	107,346	107,394	48	—
Expiring 07/07/23	JPS	NZD	1,105	669,769	678,115	8,346	—
Expiring 07/07/23	JPS	NZD	560	339,105	343,660	4,555	—
Expiring 07/07/23	JPS	NZD	415	252,283	254,677	2,394	—
Expiring 07/07/23	MSC	NZD	555	338,144	340,592	2,448	—
Expiring 07/07/23	NWM	NZD	180	110,236	110,462	226	—
Expiring 07/07/23	UBS	NZD	4,552	2,758,512	2,793,467	34,955	—
Expiring 07/07/23	UBS	NZD	560	338,158	343,660	5,502	—
Expiring 07/07/23	UBS	NZD	550	336,355	337,524	1,169	—
Expiring 07/07/23	UBS	NZD	550	332,706	337,523	4,817	—
Expiring 08/04/23	UBS	NZD	681	412,644	417,866	5,222	—
Expiring 08/24/23	BNYM	NZD	174	106,993	106,541	—	(452)
Expiring 08/24/23	UBS	NZD	1,224	751,621	751,215	—	(406)
Expiring 09/20/23	JPM	NZD	686	417,931	421,018	3,087	—
Expiring 09/20/23	JPM	NZD	74	45,000	45,301	301	—
Expiring 09/20/23	JPM	NZD	44	27,000	27,242	242	—
Norwegian Krone,
Expiring 07/07/23	BOA	NOK	1,050	95,633	97,846	2,213	—
Expiring 07/07/23	CGM	NOK	3,620	337,749	337,336	—	(413)
Expiring 07/07/23	DB	NOK	9,603	892,665	894,872	2,207	—
Expiring 07/07/23	GS	NOK	5,600	503,435	521,846	18,411	—
Expiring 07/07/23	GS	NOK	3,750	341,739	349,450	7,711	—
Expiring 07/07/23	GS	NOK	3,740	335,645	348,519	12,874	—
Expiring 07/07/23	GS	NOK	3,620	340,040	337,336	—	(2,704)

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 07/07/23	GS	NOK	1,760	$166,094	$164,009	$—	$(2,085)
Expiring 07/07/23	GS	NOK	470	42,547	43,798	1,251	—
Expiring 07/07/23	JPS	NOK	2,185	198,402	203,613	5,211	—
Expiring 07/07/23	UBS	NOK	980	88,368	91,323	2,955	—
Expiring 08/04/23	DB	NOK	1,045	97,238	97,487	249	—
Expiring 08/04/23	GS	NOK	1,820	169,754	169,787	33	—
Expiring 09/13/23	BOA	NOK	8,048	765,982	751,748	—	(14,234)
Expiring 09/20/23	JPM	NOK	435	40,277	40,641	364	—
Peruvian Nuevo Sol,
Expiring 07/07/23	CGM	PEN	465	126,091	128,093	2,002	—
Expiring 07/07/23	CGM	PEN	262	72,077	72,173	96	—
Expiring 08/04/23	CGM	PEN	465	127,625	127,757	132	—
Philippine Peso,
Expiring 07/07/23	BOA	PHP	1,800	32,609	32,554	—	(55)
Polish Zloty,
Expiring 07/07/23	BARC	PLN	810	196,087	199,148	3,061	—
Expiring 07/07/23	BOA	PLN	183	43,241	44,992	1,751	—
Expiring 07/07/23	CGM	PLN	59	13,933	14,506	573	—
Expiring 07/07/23	DB	PLN	183	43,169	44,993	1,824	—
Expiring 07/07/23	HSBCS	PLN	1,290	314,327	317,160	2,833	—
Expiring 07/07/23	HSBCS	PLN	229	55,799	56,302	503	—
Expiring 07/20/23	BNYM	PLN	1,624	388,791	399,026	10,235	—
Expiring 07/20/23	BOA	PLN	1,617	387,077	397,239	10,162	—
Expiring 07/20/23	SCB	PLN	3,269	780,342	803,093	22,751	—
Expiring 09/20/23	JPM	PLN	183	45,000	44,734	—	(266)
Romanian Leu,
Expiring 07/07/23	BNP	RON	343	75,069	75,476	407	—
Singapore Dollar,
Expiring 07/07/23	JPS	SGD	300	224,520	221,884	—	(2,636)
Expiring 07/07/23	JPS	SGD	270	201,032	199,696	—	(1,336)
Expiring 07/07/23	MSC	SGD	672	495,338	497,021	1,683	—
Expiring 07/13/23	BNYM	SGD	517	389,194	382,347	—	(6,847)
Expiring 07/20/23	JPM	SGD	334	247,001	246,854	—	(147)
Expiring 08/04/23	MSC	SGD	546	402,855	404,254	1,399	—
Expiring 09/20/23	JPM	SGD	245	182,534	181,828	—	(706)
Expiring 09/20/23	JPM	SGD	97	72,000	71,972	—	(28)
South African Rand,
Expiring 07/07/23	BOA	ZAR	3,740	199,845	198,579	—	(1,266)
Expiring 07/07/23	DB	ZAR	13,707	725,587	727,788	2,201	—
Expiring 07/07/23	GS	ZAR	4,040	205,574	214,508	8,934	—
Expiring 09/20/23	JPM	ZAR	674	36,000	35,520	—	(480)
Expiring 09/20/23	JPM	ZAR	599	31,250	31,583	333	—
Expiring 09/20/23	JPM	ZAR	339	18,000	17,867	—	(133)
Expiring 09/20/23	JPM	ZAR	270	14,308	14,205	—	(103)
South Korean Won,
Expiring 07/07/23	BARC	KRW	219,960	169,343	166,971	—	(2,372)
Expiring 07/07/23	BARC	KRW	106,910	83,175	81,155	—	(2,020)
Expiring 07/07/23	BNP	KRW	1,847,919	1,401,478	1,402,755	1,277	—
Expiring 07/07/23	BOA	KRW	433,290	337,086	328,911	—	(8,175)
Expiring 07/07/23	BOA	KRW	166,590	131,101	126,458	—	(4,643)
Expiring 07/07/23	JPS	KRW	125,120	94,537	94,978	441	—
Expiring 07/17/23	JPM	KRW	46,575	36,594	35,373	—	(1,221)
Expiring 08/04/23	BNP	KRW	4,690	3,561	3,565	4	—
Expiring 08/04/23	BOA	KRW	444,890	338,139	338,201	62	—

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 07/07/23	BARC	SEK	3,929	$365,567	$364,400	$—	$(1,167)
Expiring 07/07/23	BOA	SEK	3,640	342,071	337,596	—	(4,475)
Expiring 07/07/23	BOA	SEK	3,630	334,599	336,668	2,069	—
Expiring 07/07/23	CGM	SEK	3,650	336,313	338,523	2,210	—
Expiring 07/07/23	CGM	SEK	1,800	168,010	166,942	—	(1,068)
Expiring 07/07/23	GS	SEK	3,650	336,691	338,523	1,832	—
Expiring 07/07/23	JPS	SEK	3,630	336,635	336,668	33	—
Expiring 07/07/23	JPS	SEK	3,630	339,416	336,668	—	(2,748)
Expiring 07/07/23	MSC	SEK	4,526	416,924	419,769	2,845	—
Expiring 07/07/23	SSB	SEK	3,670	342,845	340,378	—	(2,467)
Expiring 08/04/23	GS	SEK	1,650	152,967	153,240	273	—
Expiring 08/04/23	MSC	SEK	7,929	731,318	736,392	5,074	—
Expiring 09/13/23	BARC	SEK	16,443	1,556,143	1,530,035	—	(26,108)
Expiring 09/20/23	JPM	SEK	1,786	167,525	166,285	—	(1,240)
Expiring 09/20/23	JPM	SEK	472	44,052	43,981	—	(71)
Expiring 09/20/23	JPM	SEK	388	36,000	36,161	161	—
Expiring 09/20/23	JPM	SEK	338	31,750	31,502	—	(248)
Expiring 09/20/23	JPM	SEK	223	21,000	20,789	—	(211)
Swiss Franc,
Expiring 07/07/23	BARC	CHF	225	251,220	251,556	336	—
Expiring 07/07/23	BARC	CHF	40	44,504	44,721	217	—
Expiring 07/07/23	BNP	CHF	828	918,106	925,724	7,618	—
Expiring 07/07/23	BNP	CHF	549	610,675	613,795	3,120	—
Expiring 07/07/23	BNP	CHF	300	336,408	335,408	—	(1,000)
Expiring 07/07/23	BNP	CHF	300	336,272	335,408	—	(864)
Expiring 07/07/23	BOA	CHF	615	681,021	687,585	6,564	—
Expiring 07/07/23	BOA	CHF	305	336,505	340,997	4,492	—
Expiring 07/07/23	BOA	CHF	305	340,265	340,997	732	—
Expiring 07/07/23	CA	CHF	300	333,300	335,407	2,107	—
Expiring 07/07/23	CGM	CHF	305	339,663	340,997	1,334	—
Expiring 07/07/23	DB	CHF	300	335,214	335,407	193	—
Expiring 07/07/23	GS	CHF	305	340,416	340,998	582	—
Expiring 07/07/23	GS	CHF	300	334,492	335,408	916	—
Expiring 07/07/23	MSC	CHF	600	672,681	670,814	—	(1,867)
Expiring 07/07/23	SSB	CHF	305	336,051	340,997	4,946	—
Expiring 07/07/23	SSB	CHF	305	337,309	340,997	3,688	—
Expiring 07/07/23	UBS	CHF	605	665,539	676,405	10,866	—
Expiring 07/21/23	UBS	CHF	1,391	1,552,004	1,557,322	5,318	—
Expiring 08/04/23	BNP	CHF	23	25,657	25,794	137	—
Expiring 08/04/23	MSC	CHF	305	340,602	342,045	1,443	—
Expiring 09/20/23	JPM	CHF	719	802,612	810,121	7,509	—
Expiring 09/20/23	JPM	CHF	148	164,813	166,378	1,565	—
Expiring 09/20/23	JPM	CHF	40	45,000	44,967	—	(33)
Expiring 09/20/23	JPM	CHF	38	43,273	43,163	—	(110)
Thai Baht,
Expiring 07/07/23	BARC	THB	16,505	463,363	465,822	2,459	—
Expiring 07/07/23	BARC	THB	16,377	459,770	462,210	2,440	—
Expiring 07/07/23	BARC	THB	5,900	169,980	166,516	—	(3,464)
Expiring 07/07/23	UBS	THB	1,763	49,536	49,757	221	—
Expiring 07/07/23	UBS	THB	1,749	49,143	49,362	219	—
Turkish Lira,
Expiring 07/07/23	GS	TRY	1,250	49,339	47,982	—	(1,357)
Expiring 07/07/23	GS	TRY	226	9,700	8,676	—	(1,024)
Expiring 09/20/23	JPM	TRY	1,183	45,000	43,789	—	(1,211)

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/20/23	JPM	TRY	477	$18,000	$17,652	$—	$(348)

				$187,161,986	$187,312,910	1,109,386	(958,462)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/23	BARC	AUD	370	$245,125	$246,522	$—	$(1,397)
Expiring 07/07/23	BNP	AUD	505	336,207	336,470	—	(263)
Expiring 07/07/23	BOA	AUD	515	336,130	343,132	—	(7,002)
Expiring 07/07/23	BOA	AUD	495	336,063	329,807	6,256	—
Expiring 07/07/23	HSBCS	AUD	510	337,840	339,801	—	(1,961)
Expiring 07/07/23	JPS	AUD	500	338,428	333,139	5,289	—
Expiring 07/07/23	JPS	AUD	495	335,058	329,807	5,251	—
Expiring 07/07/23	JPS	AUD	380	251,949	253,185	—	(1,236)
Expiring 07/07/23	JPS	AUD	245	168,703	163,238	5,465	—
Expiring 07/07/23	JPS	AUD	245	167,047	163,238	3,809	—
Expiring 07/07/23	MSC	AUD	510	337,671	339,801	—	(2,130)
Expiring 07/07/23	RBC	AUD	155	101,195	103,273	—	(2,078)
Expiring 07/07/23	TD	AUD	2,691	1,753,448	1,792,952	—	(39,504)
Expiring 07/07/23	TD	AUD	123	80,146	81,952	—	(1,806)
Expiring 07/07/23	UBS	AUD	515	335,501	343,133	—	(7,632)
Expiring 07/07/23	UBS	AUD	515	340,686	343,133	—	(2,447)
Expiring 07/07/23	UBS	AUD	255	169,707	169,901	—	(194)
Expiring 08/04/23	BARC	AUD	2,640	1,750,375	1,760,520	—	(10,145)
Expiring 08/04/23	BARC	AUD	123	81,552	82,025	—	(473)
Expiring 08/25/23	BNYM	AUD	580	384,235	386,819	—	(2,584)
Expiring 08/25/23	BOA	AUD	5,158	3,502,745	3,441,372	61,373	—
Expiring 09/20/23	JPM	AUD	67	45,000	44,821	179	—
Expiring 09/20/23	JPM	AUD	66	45,000	44,303	697	—
Brazilian Real,
Expiring 07/05/23	BARC	BRL	420	83,722	87,634	—	(3,912)
Expiring 07/05/23	BOA	BRL	2,489	491,982	519,320	—	(27,338)
Expiring 07/05/23	CGM	BRL	1,083	225,437	225,969	—	(532)
Expiring 07/05/23	GS	BRL	673	139,650	140,422	—	(772)
Expiring 07/05/23	JPM	BRL	2,520	528,086	525,799	2,287	—
Expiring 07/05/23	MSC	BRL	1,198	248,608	249,983	—	(1,375)
Expiring 07/05/23	MSC	BRL	767	159,053	159,932	—	(879)
Expiring 07/05/23	MSC	BRL	602	124,873	125,563	—	(690)
British Pound,
Expiring 07/07/23	BARC	GBP	270	334,506	342,914	—	(8,408)
Expiring 07/07/23	BARC	GBP	263	335,142	334,023	1,119	—
Expiring 07/07/23	BARC	GBP	196	249,859	248,930	929	—
Expiring 07/07/23	BARC	GBP	71	88,891	90,174	—	(1,283)
Expiring 07/07/23	BARC	GBP	34	42,294	43,182	—	(888)
Expiring 07/07/23	BNP	GBP	271	336,848	344,183	—	(7,335)
Expiring 07/07/23	GS	GBP	271	337,045	344,184	—	(7,139)
Expiring 07/07/23	JPS	GBP	270	338,286	342,914	—	(4,628)
Expiring 07/07/23	JPS	GBP	70	88,831	88,904	—	(73)
Expiring 07/07/23	SCS	GBP	263	336,412	334,023	2,389	—
Expiring 07/07/23	SSB	GBP	327	404,861	415,306	—	(10,445)
Expiring 07/07/23	SSB	GBP	175	218,253	222,259	—	(4,006)
Expiring 07/07/23	TD	GBP	4,044	4,998,380	5,136,086	—	(137,706)

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/07/23	TD	GBP	2,953	$3,649,905	$3,750,461	$—	$(100,556)
Expiring 07/07/23	TD	GBP	2,678	3,310,005	3,401,196	—	(91,191)
Expiring 07/07/23	UBS	GBP	240	308,294	304,812	3,482	—
Expiring 07/21/23	BNYM	GBP	321	398,161	408,364	—	(10,203)
Expiring 07/21/23	BNYM	GBP	306	388,231	388,089	142	—
Expiring 07/21/23	BNYM	GBP	274	344,282	347,985	—	(3,703)
Expiring 07/21/23	BNYM	GBP	266	328,635	337,299	—	(8,664)
Expiring 08/04/23	CGM	GBP	267	337,680	339,171	—	(1,491)
Expiring 08/04/23	TD	GBP	3,996	5,044,071	5,076,139	—	(32,068)
Expiring 08/04/23	TD	GBP	2,801	3,535,646	3,558,124	—	(22,478)
Expiring 08/04/23	TD	GBP	774	977,005	983,216	—	(6,211)
Expiring 08/08/23	JPM	GBP	1,391	1,733,857	1,766,806	—	(32,949)
Expiring 08/08/23	JPM	GBP	1,061	1,331,079	1,347,835	—	(16,756)
Expiring 08/08/23	JPM	GBP	115	147,132	146,632	500	—
Expiring 09/20/23	JPM	GBP	491	626,117	623,238	2,879	—
Expiring 09/20/23	JPM	GBP	164	209,406	208,783	623	—
Expiring 09/20/23	JPM	GBP	163	204,944	207,642	—	(2,698)
Expiring 09/20/23	JPM	GBP	84	104,334	106,193	—	(1,859)
Expiring 09/20/23	JPM	GBP	83	103,519	104,937	—	(1,418)
Expiring 09/20/23	JPM	GBP	35	44,168	44,459	—	(291)
Expiring 09/20/23	JPM	GBP	35	44,028	44,559	—	(531)
Canadian Dollar,
Expiring 07/07/23	BARC	CAD	5,418	3,991,272	4,090,248	—	(98,976)
Expiring 07/07/23	BARC	CAD	660	486,201	498,258	—	(12,057)
Expiring 07/07/23	BOA	CAD	915	671,965	690,768	—	(18,803)
Expiring 07/07/23	BOA	CAD	445	336,331	335,947	384	—
Expiring 07/07/23	CA	CAD	488	359,230	368,409	—	(9,179)
Expiring 07/07/23	GS	CAD	200	151,406	150,988	418	—
Expiring 07/07/23	JPS	CAD	890	667,357	671,894	—	(4,537)
Expiring 07/07/23	JPS	CAD	445	337,634	335,947	1,687	—
Expiring 07/07/23	JPS	CAD	270	204,412	203,833	579	—
Expiring 07/07/23	RBC	CAD	1,402	1,057,475	1,058,422	—	(947)
Expiring 07/07/23	RBC	CAD	455	339,353	343,496	—	(4,143)
Expiring 07/07/23	RBC	CAD	215	163,358	162,311	1,047	—
Expiring 07/07/23	SSB	CAD	256	188,202	193,264	—	(5,062)
Expiring 07/07/23	SSB	CAD	110	80,922	83,043	—	(2,121)
Expiring 07/07/23	TD	CAD	450	337,174	339,721	—	(2,547)
Expiring 08/04/23	RBC	CAD	5,364	4,047,459	4,051,309	—	(3,850)
Expiring 08/04/23	RBC	CAD	58	43,873	43,806	67	—
Expiring 08/04/23	RBC	CAD	17	12,828	12,840	—	(12)
Expiring 08/24/23	UBS	CAD	5,089	3,803,553	3,844,993	—	(41,440)
Expiring 08/29/23	JPM	CAD	317	234,089	239,782	—	(5,693)
Expiring 09/20/23	JPM	CAD	945	710,168	714,044	—	(3,876)
Expiring 09/20/23	JPM	CAD	121	90,654	91,356	—	(702)
Expiring 09/20/23	JPM	CAD	60	45,000	45,261	—	(261)
Chilean Peso,
Expiring 07/07/23	CGM	CLP	14,822	18,285	18,473	—	(188)
Expiring 07/07/23	MSC	CLP	146,360	180,881	182,413	—	(1,532)
Expiring 07/07/23	MSC	CLP	61,247	75,693	76,334	—	(641)
Expiring 07/07/23	MSC	CLP	24,700	30,562	30,785	—	(223)
Expiring 07/07/23	MSC	CLP	16,459	20,374	20,514	—	(140)
Expiring 07/07/23	MSC	CLP	14,822	18,303	18,473	—	(170)
Expiring 07/07/23	MSC	CLP	10,969	13,583	13,671	—	(88)
Expiring 07/07/23	MSC	CLP	8,892	11,011	11,082	—	(71)
Expiring 07/07/23	MSC	CLP	8,136	10,068	10,140	—	(72)

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 07/13/23	JPM	CLP	36,313	$45,000	$45,215	$—	$(215)
Expiring 07/13/23	JPM	CLP	33,073	41,748	41,181	567	—
Expiring 07/13/23	JPM	CLP	32,657	41,280	40,663	617	—
Expiring 07/13/23	MSC	CLP	621,924	784,020	774,399	9,621	—
Expiring 08/04/23	MSC	CLP	245,160	304,952	304,275	677	—
Expiring 08/04/23	MSC	CLP	61,247	76,184	76,015	169	—
Chinese Renminbi,
Expiring 07/07/23	BARC	CNH	2,632	379,469	362,279	17,190	—
Expiring 07/07/23	BNP	CNH	5,805	821,831	798,938	22,893	—
Expiring 07/07/23	BNP	CNH	505	71,494	69,502	1,992	—
Expiring 07/07/23	BOA	CNH	1,710	240,683	235,346	5,337	—
Expiring 07/07/23	HSBCS	CNH	8,023	1,162,595	1,104,212	58,383	—
Expiring 07/07/23	HSBCS	CNH	5,330	779,591	733,609	45,982	—
Expiring 07/07/23	JPS	CNH	1,211	168,291	166,669	1,622	—
Expiring 08/04/23	HSBCS	CNH	4,884	673,674	673,738	—	(64)
Expiring 08/04/23	HSBCS	CNH	2,215	305,526	305,555	—	(29)
Expiring 09/20/23	JPM	CNH	1,866	263,282	258,407	4,875	—
Expiring 01/24/24	BOA	CNH	1,109	167,144	155,260	11,884	—
Expiring 04/10/24	BOA	CNH	1,109	164,851	156,297	8,554	—
Colombian Peso,
Expiring 07/07/23	DB	COP	355,800	85,344	85,102	242	—
Expiring 07/07/23	DB	COP	284,640	67,659	68,082	—	(423)
Expiring 07/07/23	MSC	COP	916,962	205,160	219,323	—	(14,163)
Expiring 07/07/23	MSC	COP	71,160	16,991	17,020	—	(29)
Expiring 08/04/23	DB	COP	916,962	219,107	217,268	1,839	—
Expiring 08/04/23	DB	COP	430,122	102,777	101,915	862	—
Czech Koruna,
Expiring 07/07/23	CGM	CZK	506	22,903	23,219	—	(316)
Expiring 07/07/23	DB	CZK	1,714	77,611	78,649	—	(1,038)
Expiring 07/07/23	DB	CZK	699	31,661	32,074	—	(413)
Expiring 07/07/23	GS	CZK	1,088	49,149	49,924	—	(775)
Expiring 07/07/23	GS	CZK	930	42,097	42,674	—	(577)
Expiring 07/07/23	HSBCS	CZK	433	19,627	19,869	—	(242)
Expiring 07/07/23	MSC	CZK	5,791	262,465	265,728	—	(3,263)
Expiring 07/07/23	MSC	CZK	927	42,014	42,536	—	(522)
Expiring 08/04/23	MSC	CZK	6,297	287,486	288,580	—	(1,094)
Expiring 08/04/23	MSC	CZK	5,791	264,385	265,391	—	(1,006)
Expiring 08/24/23	JPM	CZK	1,797	81,180	82,276	—	(1,096)
Expiring 09/20/23	JPM	CZK	237	10,698	10,829	—	(131)
Danish Krone,
Expiring 07/07/23	UBS	DKK	2,935	423,564	430,304	—	(6,740)
Expiring 08/04/23	DB	DKK	2,935	428,604	431,066	—	(2,462)
Expiring 08/22/23	JPM	DKK	626	91,502	92,109	—	(607)
Euro,
Expiring 07/07/23	ANZ	EUR	100	108,089	109,156	—	(1,067)
Expiring 07/07/23	ANZ	EUR	72	76,748	78,592	—	(1,844)
Expiring 07/07/23	BNP	EUR	308	336,791	336,201	590	—
Expiring 07/07/23	BNP	EUR	234	252,654	255,425	—	(2,771)
Expiring 07/07/23	BNP	EUR	232	253,649	253,242	407	—
Expiring 07/07/23	BNP	EUR	156	167,730	170,283	—	(2,553)
Expiring 07/07/23	BNP	EUR	128	138,946	139,719	—	(773)
Expiring 07/07/23	CGM	EUR	165	177,592	180,108	—	(2,516)
Expiring 07/07/23	DB	EUR	31,778	34,205,680	34,687,625	—	(481,945)
Expiring 07/07/23	DB	EUR	6,433	6,924,449	7,022,012	—	(97,563)
Expiring 07/07/23	DB	EUR	233	250,041	254,333	—	(4,292)

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/07/23	DB	EUR	87	$93,621	$94,966	$—	$(1,345)
Expiring 07/07/23	GS	EUR	328	351,943	358,032	—	(6,089)
Expiring 07/07/23	GS	EUR	312	337,061	340,567	—	(3,506)
Expiring 07/07/23	GS	EUR	310	339,645	338,384	1,261	—
Expiring 07/07/23	GS	EUR	307	334,430	335,109	—	(679)
Expiring 07/07/23	GS	EUR	39	41,960	42,571	—	(611)
Expiring 07/07/23	HSBCS	EUR	545	591,216	594,901	—	(3,685)
Expiring 07/07/23	JPS	EUR	312	336,078	340,567	—	(4,489)
Expiring 07/07/23	JPS	EUR	117	125,784	127,712	—	(1,928)
Expiring 07/07/23	MSC	EUR	610	653,638	665,852	—	(12,214)
Expiring 07/07/23	MSC	EUR	201	216,261	219,404	—	(3,143)
Expiring 07/07/23	RBC	EUR	98	106,749	106,973	—	(224)
Expiring 07/07/23	SCS	EUR	111	119,985	121,164	—	(1,179)
Expiring 07/07/23	SSB	EUR	325	349,448	354,758	—	(5,310)
Expiring 07/07/23	SSB	EUR	312	336,218	340,567	—	(4,349)
Expiring 07/07/23	SSB	EUR	137	147,552	149,544	—	(1,992)
Expiring 07/07/23	SSB	EUR	100	108,117	109,156	—	(1,039)
Expiring 07/07/23	SSB	EUR	86	92,236	93,875	—	(1,639)
Expiring 07/07/23	UBS	EUR	55	59,111	60,036	—	(925)
Expiring 07/31/23	BNYM	EUR	288	309,396	314,774	—	(5,378)
Expiring 07/31/23	CITI	EUR	345	376,434	377,213	—	(779)
Expiring 07/31/23	JPM	EUR	5,633	6,029,501	6,157,047	—	(127,546)
Expiring 07/31/23	JPM	EUR	796	856,191	869,993	—	(13,802)
Expiring 07/31/23	JPM	EUR	686	747,120	749,423	—	(2,303)
Expiring 07/31/23	JPM	EUR	207	223,044	226,587	—	(3,543)
Expiring 07/31/23	JPM	EUR	202	216,575	220,320	—	(3,745)
Expiring 07/31/23	JPM	EUR	156	171,225	170,312	913	—
Expiring 07/31/23	JPM	EUR	152	166,321	165,653	668	—
Expiring 07/31/23	JPM	EUR	120	131,760	131,328	432	—
Expiring 07/31/23	JPM	EUR	119	129,873	129,546	327	—
Expiring 07/31/23	JPM	EUR	68	74,621	74,664	—	(43)
Expiring 08/03/23	JPS	EUR	309	338,436	337,773	663	—
Expiring 08/04/23	HSBCS	EUR	30,444	33,071,561	33,280,410	—	(208,849)
Expiring 08/04/23	HSBCS	EUR	6,098	6,624,306	6,666,139	—	(41,833)
Expiring 08/04/23	MSC	EUR	318	347,438	347,628	—	(190)
Expiring 08/04/23	SSB	EUR	86	94,007	94,012	—	(5)
Expiring 08/08/23	JPM	EUR	5,633	6,098,698	6,159,405	—	(60,707)
Expiring 08/24/23	JPM	EUR	4,321	4,745,920	4,727,795	18,125	—
Expiring 09/19/23	JPM	EUR	8,410	9,264,908	9,213,636	51,272	—
Expiring 09/20/23	JPM	EUR	328	354,123	359,800	—	(5,677)
Expiring 09/20/23	JPM	EUR	76	83,762	83,455	307	—
Expiring 09/20/23	JPM	EUR	66	71,815	72,312	—	(497)
Expiring 09/20/23	JPM	EUR	66	72,000	71,963	37	—
Expiring 09/20/23	JPM	EUR	45	48,656	49,384	—	(728)
Expiring 09/20/23	JPM	EUR	44	48,474	48,404	70	—
Expiring 09/20/23	JPM	EUR	42	45,266	46,017	—	(751)
Expiring 09/20/23	JPM	EUR	42	45,350	46,018	—	(668)
Expiring 09/20/23	JPM	EUR	42	44,681	45,517	—	(836)
Expiring 09/20/23	JPM	EUR	41	45,114	44,929	185	—
Expiring 09/20/23	JPM	EUR	41	45,000	45,177	—	(177)
Expiring 09/20/23	JPM	EUR	41	44,822	44,921	—	(99)
Expiring 09/20/23	JPM	EUR	41	44,491	44,921	—	(430)
Expiring 09/20/23	JPM	EUR	31	34,014	33,965	49	—
Hong Kong Dollar,
Expiring 04/12/24	SCS	HKD	2,045	263,266	262,836	430	—

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 05/09/24	SCS	HKD	2,020	$259,750	$259,757	$—	$(7)
Hungarian Forint,
Expiring 07/07/23	BARC	HUF	14,600	42,490	42,681	—	(191)
Expiring 07/07/23	BNP	HUF	356,417	1,013,948	1,041,956	—	(28,008)
Expiring 07/07/23	BNP	HUF	52,646	149,769	153,906	—	(4,137)
Expiring 08/04/23	JPS	HUF	272,917	790,903	791,652	—	(749)
Expiring 08/04/23	JPS	HUF	42,694	123,726	123,843	—	(117)
Indian Rupee,
Expiring 07/07/23	MSC	INR	88,952	1,084,252	1,083,288	964	—
Indonesian Rupiah,
Expiring 07/07/23	JPS	IDR	13,861,319	924,643	921,487	3,156	—
Expiring 07/07/23	JPS	IDR	323,000	21,546	21,472	74	—
Expiring 07/12/23	BARC	IDR	5,296,346	353,276	352,061	1,215	—
Expiring 08/04/23	BARC	IDR	13,000,597	867,377	863,804	3,573	—
Expiring 08/04/23	BARC	IDR	323,000	21,550	21,461	89	—
Expiring 09/13/23	JPM	IDR	5,832,999	391,982	387,345	4,637	—
Expiring 10/12/23	MSC	IDR	5,296,346	351,870	351,566	304	—
Israeli Shekel,
Expiring 07/07/23	BARC	ILS	2,060	557,126	555,858	1,268	—
Expiring 07/07/23	BARC	ILS	1,166	315,344	314,627	717	—
Expiring 07/07/23	CGM	ILS	325	89,224	87,696	1,528	—
Expiring 08/04/23	BNP	ILS	1,990	537,129	537,448	—	(319)
Expiring 08/04/23	BNP	ILS	1,166	314,720	314,907	—	(187)
Expiring 09/01/23	JPM	ILS	544	146,614	147,040	—	(426)
Expiring 09/20/23	JPM	ILS	134	37,667	36,381	1,286	—
Japanese Yen,
Expiring 07/07/23	BARC	JPY	48,500	337,532	336,465	1,067	—
Expiring 07/07/23	BNP	JPY	1,241,786	8,950,370	8,614,791	335,579	—
Expiring 07/07/23	BNP	JPY	336,454	2,326,259	2,334,122	—	(7,863)
Expiring 07/07/23	BNP	JPY	70,550	505,346	489,435	15,911	—
Expiring 07/07/23	BNP	JPY	47,000	339,471	326,059	13,412	—
Expiring 07/07/23	BNP	JPY	35,300	250,407	244,891	5,516	—
Expiring 07/07/23	BNP	JPY	23,700	167,345	164,417	2,928	—
Expiring 07/07/23	BOA	JPY	24,100	168,723	167,192	1,531	—
Expiring 07/07/23	BOA	JPY	6,825	48,823	47,347	1,476	—
Expiring 07/07/23	DB	JPY	47,900	335,952	332,302	3,650	—
Expiring 07/07/23	DB	JPY	46,600	335,614	323,284	12,330	—
Expiring 07/07/23	DB	JPY	23,400	165,975	162,336	3,639	—
Expiring 07/07/23	DB	JPY	23,400	166,072	162,336	3,736	—
Expiring 07/07/23	GS	JPY	120,900	843,199	838,734	4,465	—
Expiring 07/07/23	GS	JPY	70,550	505,416	489,435	15,981	—
Expiring 07/07/23	GS	JPY	47,600	336,486	330,221	6,265	—
Expiring 07/07/23	GS	JPY	46,900	337,518	325,365	12,153	—
Expiring 07/07/23	GS	JPY	46,800	337,453	324,672	12,781	—
Expiring 07/07/23	HSBCS	JPY	211,900	1,497,463	1,470,039	27,424	—
Expiring 07/07/23	HSBCS	JPY	94,200	666,190	653,505	12,685	—
Expiring 07/07/23	HSBCS	JPY	94,200	665,931	653,505	12,426	—
Expiring 07/07/23	HSBCS	JPY	94,100	673,186	652,811	20,375	—
Expiring 07/07/23	HSBCS	JPY	93,800	678,555	650,730	27,825	—
Expiring 07/07/23	HSBCS	JPY	47,000	338,505	326,059	12,446	—
Expiring 07/07/23	HSBCS	JPY	46,900	337,177	325,365	11,812	—
Expiring 07/07/23	JPS	JPY	93,800	673,538	650,730	22,808	—
Expiring 07/07/23	JPS	JPY	93,700	672,417	650,036	22,381	—
Expiring 07/07/23	JPS	JPY	46,900	339,329	325,365	13,964	—
Expiring 07/07/23	JPS	JPY	18,500	132,825	128,342	4,483	—

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/07/23	MSC	JPY	120,900	$844,122	$838,734	$5,388	$—
Expiring 07/07/23	MSC	JPY	93,800	678,233	650,730	27,503	—
Expiring 07/07/23	MSC	JPY	73,100	507,129	507,126	3	—
Expiring 07/07/23	MSC	JPY	47,000	339,413	326,059	13,354	—
Expiring 07/07/23	MSC	JPY	22,000	158,096	152,623	5,473	—
Expiring 07/07/23	NWM	JPY	18,900	136,110	131,117	4,993	—
Expiring 07/07/23	SSB	JPY	23,800	168,685	165,110	3,575	—
Expiring 07/24/23	UBS	JPY	420,550	3,223,534	2,925,687	297,847	—
Expiring 08/04/23	BARC	JPY	48,600	338,219	338,689	—	(470)
Expiring 08/04/23	BNP	JPY	1,241,786	8,622,167	8,653,886	—	(31,719)
Expiring 08/07/23	JPM	JPY	204,785	1,537,851	1,427,751	110,100	—
Expiring 08/14/23	UBS	JPY	209,200	1,560,619	1,460,031	100,588	—
Expiring 08/25/23	BNYM	JPY	52,785	380,025	368,984	11,041	—
Expiring 08/25/23	BOA	JPY	108,636	758,623	759,404	—	(781)
Expiring 08/25/23	BOA	JPY	102,346	718,382	715,435	2,947	—
Expiring 08/25/23	DB	JPY	108,369	765,764	757,540	8,224	—
Expiring 08/25/23	UBS	JPY	117,134	850,491	818,812	31,679	—
Expiring 08/28/23	JPM	JPY	440,373	3,208,197	3,079,731	128,466	—
Expiring 08/31/23	JPM	JPY	1,171,982	8,465,677	8,199,821	265,856	—
Expiring 09/20/23	JPM	JPY	6,307	45,000	44,266	734	—
Expiring 09/25/23	RBC	JPY	281,100	1,993,114	1,974,610	18,504	—
Malaysian Ringgit,
Expiring 07/07/23	HSBCS	MYR	3,132	678,848	674,826	4,022	—
Expiring 08/04/23	BNP	MYR	3,132	672,027	675,680	—	(3,653)
Expiring 09/21/23	BARC	MYR	1,866	407,041	403,794	3,247	—
Mexican Peso,
Expiring 07/07/23	CA	MXN	8,680	504,789	506,415	—	(1,626)
Expiring 07/07/23	CA	MXN	8,660	503,805	505,248	—	(1,443)
Expiring 07/07/23	GS	MXN	12,000	666,611	700,112	—	(33,501)
Expiring 07/07/23	GS	MXN	5,890	331,210	343,639	—	(12,429)
Expiring 07/07/23	GS	MXN	5,885	334,535	343,347	—	(8,812)
Expiring 07/07/23	GS	MXN	5,885	334,898	343,347	—	(8,449)
Expiring 07/07/23	JPS	MXN	17,795	1,000,574	1,038,209	—	(37,635)
Expiring 07/07/23	JPS	MXN	7,116	402,209	415,167	—	(12,958)
Expiring 07/07/23	JPS	MXN	2,985	167,840	174,153	—	(6,313)
Expiring 07/07/23	JPS	MXN	1,192	67,374	69,545	—	(2,171)
Expiring 07/07/23	JPS	MXN	740	42,153	43,173	—	(1,020)
Expiring 07/07/23	MSC	MXN	14,236	792,761	830,567	—	(37,806)
Expiring 07/07/23	MSC	MXN	14,236	799,573	830,567	—	(30,994)
Expiring 07/07/23	MSC	MXN	2,388	132,981	139,323	—	(6,342)
Expiring 07/07/23	MSC	MXN	2,388	134,123	139,322	—	(5,199)
Expiring 07/07/23	RBC	MXN	760	42,185	44,340	—	(2,155)
Expiring 07/07/23	SSB	MXN	17,795	996,221	1,038,209	—	(41,988)
Expiring 07/07/23	SSB	MXN	3,590	201,776	209,450	—	(7,674)
Expiring 07/07/23	SSB	MXN	3,500	200,206	204,200	—	(3,994)
Expiring 07/07/23	SSB	MXN	2,985	167,110	174,153	—	(7,043)
Expiring 07/13/23	MSC	MXN	14,921	821,150	869,433	—	(48,283)
Expiring 08/04/23	DB	MXN	55,178	3,202,865	3,201,046	1,819	—
Expiring 08/04/23	DB	MXN	12,698	737,069	736,650	419	—
Expiring 09/20/23	JPM	MXN	788	45,000	45,341	—	(341)
Expiring 09/20/23	JPM	MXN	725	40,926	41,701	—	(775)
Expiring 09/20/23	JPM	MXN	347	19,581	19,944	—	(363)
New Taiwanese Dollar,
Expiring 07/07/23	CGM	TWD	8,015	260,882	257,233	3,649	—
Expiring 07/07/23	GS	TWD	2,620	84,028	84,086	—	(58)

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 07/13/23	JPM	TWD	2,616	$83,877	$83,969	$—	$(92)
Expiring 08/04/23	BARC	TWD	2,565	82,418	82,348	70	—
New Zealand Dollar,
Expiring 07/07/23	BARC	NZD	555	336,885	340,591	—	(3,706)
Expiring 07/07/23	BNP	NZD	390	237,145	239,335	—	(2,190)
Expiring 07/07/23	TD	NZD	4,497	2,715,495	2,759,714	—	(44,219)
Expiring 07/07/23	TD	NZD	3,429	2,070,588	2,104,305	—	(33,717)
Expiring 07/07/23	UBS	NZD	681	412,686	417,915	—	(5,229)
Expiring 07/07/23	UBS	NZD	560	341,156	343,660	—	(2,504)
Expiring 08/04/23	BNP	NZD	10	6,149	6,136	13	—
Expiring 08/04/23	UBS	NZD	4,552	2,758,230	2,793,138	—	(34,908)
Expiring 08/24/23	BOA	NZD	1,235	748,479	757,558	—	(9,079)
Expiring 09/20/23	JPM	NZD	1,733	1,059,122	1,063,238	—	(4,116)
Expiring 09/20/23	JPM	NZD	221	134,895	135,281	—	(386)
Expiring 09/20/23	JPM	NZD	147	89,000	89,966	—	(966)
Expiring 09/20/23	JPM	NZD	58	35,596	35,583	13	—
Norwegian Krone,
Expiring 07/07/23	BARC	NOK	1,830	170,276	170,532	—	(256)
Expiring 07/07/23	BOA	NOK	470	42,301	43,798	—	(1,497)
Expiring 07/07/23	CGM	NOK	3,750	341,936	349,450	—	(7,514)
Expiring 07/07/23	CGM	NOK	3,650	337,999	340,132	—	(2,133)
Expiring 07/07/23	CGM	NOK	3,630	339,590	338,267	1,323	—
Expiring 07/07/23	CGM	NOK	1,760	167,077	164,008	3,069	—
Expiring 07/07/23	CGM	NOK	1,400	132,867	130,461	2,406	—
Expiring 07/07/23	DB	NOK	1,045	97,140	97,380	—	(240)
Expiring 07/07/23	GS	NOK	3,720	335,817	346,655	—	(10,838)
Expiring 07/07/23	GS	NOK	1,830	169,642	170,532	—	(890)
Expiring 07/07/23	JPS	NOK	9,603	871,969	894,871	—	(22,902)
Expiring 07/07/23	JPS	NOK	1,790	168,944	166,804	2,140	—
Expiring 07/07/23	JPS	NOK	960	89,590	89,459	131	—
Expiring 07/07/23	NWM	NOK	940	86,714	87,596	—	(882)
Expiring 08/04/23	DB	NOK	9,603	893,570	895,858	—	(2,288)
Expiring 09/13/23	BARC	NOK	4,076	377,818	380,769	—	(2,951)
Expiring 09/13/23	GS	NOK	3,983	371,046	372,013	—	(967)
Expiring 09/20/23	JPM	NOK	4,272	390,148	399,099	—	(8,951)
Expiring 09/20/23	JPM	NOK	536	48,817	50,109	—	(1,292)
Peruvian Nuevo Sol,
Expiring 07/07/23	CGM	PEN	465	127,923	128,094	—	(171)
Expiring 07/07/23	CGM	PEN	262	71,045	72,173	—	(1,128)
Expiring 08/04/23	CGM	PEN	262	71,909	71,984	—	(75)
Expiring 08/29/23	JPM	PEN	201	55,090	55,085	5	—
Philippine Peso,
Expiring 07/07/23	BOA	PHP	1,800	32,078	32,553	—	(475)
Expiring 08/04/23	BOA	PHP	1,800	32,590	32,534	56	—
Polish Zloty,
Expiring 07/07/23	BARC	PLN	1,290	306,634	317,160	—	(10,526)
Expiring 07/07/23	BARC	PLN	529	125,744	130,061	—	(4,317)
Expiring 07/07/23	BOA	PLN	444	106,095	109,163	—	(3,068)
Expiring 07/07/23	BOA	PLN	43	10,305	10,572	—	(267)
Expiring 07/07/23	DB	PLN	43	10,291	10,572	—	(281)
Expiring 07/07/23	JPS	PLN	405	99,306	99,573	—	(267)
Expiring 07/20/23	BNP	PLN	3,268	778,961	802,821	—	(23,860)
Expiring 07/20/23	GS	PLN	1,611	386,185	395,715	—	(9,530)
Expiring 07/20/23	MSC	PLN	1,638	391,681	402,339	—	(10,658)
Expiring 08/04/23	HSBCS	PLN	1,290	313,886	316,674	—	(2,788)

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 08/04/23	HSBCS	PLN	229	$55,721	$56,216	$—	$(495)
Expiring 09/20/23	JPM	PLN	101	23,997	24,659	—	(662)
Expiring 09/26/23	JPM	PLN	416	101,604	101,958	—	(354)
Romanian Leu,
Expiring 07/07/23	BNP	RON	343	74,213	75,476	—	(1,263)
Expiring 08/04/23	BNP	RON	343	74,996	75,411	—	(415)
Expiring 08/04/23	UBS	RON	238	52,218	52,326	—	(108)
Singapore Dollar,
Expiring 07/03/23	JPM	SGD	344	254,317	254,140	177	—
Expiring 07/07/23	MSC	SGD	672	497,588	497,021	567	—
Expiring 07/07/23	MSC	SGD	546	402,462	403,830	—	(1,368)
Expiring 07/07/23	MSC	SGD	24	17,771	17,751	20	—
Expiring 07/13/23	BNYM	SGD	518	389,053	383,351	5,702	—
Expiring 07/20/23	JPM	SGD	343	257,976	254,160	3,816	—
Expiring 08/04/23	MSC	SGD	672	495,822	497,543	—	(1,721)
South African Rand,
Expiring 07/07/23	BARC	ZAR	15,597	804,595	828,140	—	(23,545)
Expiring 07/07/23	BNP	ZAR	3,670	199,305	194,863	4,442	—
Expiring 07/07/23	HSBCS	ZAR	2,220	119,729	117,874	1,855	—
Expiring 08/04/23	DB	ZAR	13,707	723,569	725,621	—	(2,052)
Expiring 08/23/23	SCB	ZAR	10,338	557,382	546,267	11,115	—
Expiring 09/20/23	JPM	ZAR	802	43,273	42,287	986	—
Expiring 09/20/23	JPM	ZAR	596	30,919	31,417	—	(498)
South Korean Won,
Expiring 07/07/23	BNP	KRW	1,847,919	1,395,224	1,402,754	—	(7,530)
Expiring 07/07/23	BNP	KRW	280,490	211,777	212,920	—	(1,143)
Expiring 07/07/23	BNP	KRW	4,690	3,557	3,560	—	(3)
Expiring 07/07/23	BOA	KRW	218,430	169,312	165,810	3,502	—
Expiring 07/07/23	GS	KRW	440,640	338,954	334,490	4,464	—
Expiring 07/07/23	MSC	KRW	107,620	83,297	81,694	1,603	—
Expiring 07/27/23	BOA	KRW	1,040,678	780,549	790,779	—	(10,230)
Expiring 07/27/23	BOA	KRW	1,018,025	770,287	773,566	—	(3,279)
Expiring 07/27/23	MSC	KRW	5,106,660	3,869,121	3,880,391	—	(11,270)
Expiring 08/04/23	BNP	KRW	1,847,919	1,403,181	1,404,772	—	(1,591)
Expiring 09/13/23	JPM	KRW	149,928	115,771	114,239	1,532	—
Expiring 09/20/23	JPM	KRW	58,713	45,000	44,756	244	—
Expiring 09/20/23	JPM	KRW	57,182	45,000	43,589	1,411	—
Expiring 09/20/23	JPM	KRW	54,937	43,120	41,878	1,242	—
Swedish Krona,
Expiring 07/07/23	BARC	SEK	4,526	421,113	419,768	1,345	—
Expiring 07/07/23	CGM	SEK	11,000	1,010,180	1,020,207	—	(10,027)
Expiring 07/07/23	CGM	SEK	3,620	338,041	335,740	2,301	—
Expiring 07/07/23	CGM	SEK	2,020	189,645	187,347	2,298	—
Expiring 07/07/23	CGM	SEK	1,810	167,576	167,871	—	(295)
Expiring 07/07/23	GS	SEK	3,670	343,382	340,378	3,004	—
Expiring 07/07/23	MSC	SEK	7,929	730,400	735,384	—	(4,984)
Expiring 07/07/23	RBC	SEK	1,180	108,776	109,440	—	(664)
Expiring 08/04/23	MSC	SEK	4,526	417,448	420,344	—	(2,896)
Expiring 09/13/23	BNP	SEK	4,312	403,040	401,226	1,814	—
Expiring 09/13/23	GS	SEK	12,175	1,124,857	1,132,849	—	(7,992)
Expiring 09/20/23	JPM	SEK	5,543	514,586	515,994	—	(1,408)
Expiring 09/20/23	JPM	SEK	2,253	209,302	209,701	—	(399)
Expiring 09/20/23	JPM	SEK	2,247	209,424	209,126	298	—
Expiring 09/20/23	JPM	SEK	1,555	144,154	144,782	—	(628)
Expiring 09/20/23	JPM	SEK	858	80,000	79,823	177	—

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 07/07/23	BNP	CHF	549	$608,744	$613,795	$—	$(5,051)
Expiring 07/07/23	BNP	CHF	305	338,276	340,998	—	(2,722)
Expiring 07/07/23	BNP	CHF	300	335,510	335,407	103	—
Expiring 07/07/23	BNP	CHF	23	25,584	25,715	—	(131)
Expiring 07/07/23	BOA	CHF	615	681,433	687,585	—	(6,152)
Expiring 07/07/23	CGM	CHF	600	674,307	670,815	3,492	—
Expiring 07/07/23	CGM	CHF	305	340,449	340,997	—	(548)
Expiring 07/07/23	CGM	CHF	300	336,703	335,407	1,296	—
Expiring 07/07/23	GS	CHF	305	336,878	340,998	—	(4,120)
Expiring 07/07/23	GS	CHF	305	340,044	340,997	—	(953)
Expiring 07/07/23	GS	CHF	305	340,536	340,998	—	(462)
Expiring 07/07/23	GS	CHF	300	329,881	335,407	—	(5,526)
Expiring 07/07/23	JPS	CHF	300	335,203	335,407	—	(204)
Expiring 07/07/23	MSC	CHF	610	675,332	681,995	—	(6,663)
Expiring 07/07/23	MSC	CHF	305	337,412	340,997	—	(3,585)
Expiring 07/07/23	MSC	CHF	300	335,534	335,407	127	—
Expiring 07/07/23	MSC	CHF	300	334,869	335,408	—	(539)
Expiring 07/07/23	RBC	CHF	155	171,036	173,294	—	(2,258)
Expiring 07/07/23	SSB	CHF	305	337,582	340,997	—	(3,415)
Expiring 07/07/23	UBS	CHF	305	337,745	340,997	—	(3,252)
Expiring 07/21/23	MSC	CHF	1,387	1,554,740	1,553,585	1,155	—
Expiring 08/04/23	BNP	CHF	549	612,421	615,681	—	(3,260)
Expiring 09/11/23	JPM	CHF	170	190,167	191,502	—	(1,335)
Expiring 09/20/23	JPM	CHF	64	71,200	71,979	—	(779)
Expiring 09/20/23	JPM	CHF	40	45,000	44,891	109	—
Thai Baht,
Expiring 07/07/23	BARC	THB	18,176	525,098	512,983	12,115	—
Expiring 07/07/23	BARC	THB	17,745	512,646	500,818	11,828	—
Expiring 07/07/23	BARC	THB	1,460	42,319	41,206	1,113	—
Expiring 07/07/23	GS	THB	223	6,442	6,293	149	—
Expiring 07/07/23	HSBCS	THB	300	8,702	8,467	235	—
Expiring 07/07/23	JPS	THB	2,910	84,339	82,129	2,210	—
Expiring 07/07/23	UBS	THB	1,480	42,133	41,770	363	—
Expiring 07/13/23	BNYM	THB	9,358	269,896	264,273	5,623	—
Expiring 08/04/23	BARC	THB	16,505	464,243	467,219	—	(2,976)
Expiring 08/04/23	BARC	THB	16,377	460,643	463,596	—	(2,953)
Expiring 08/04/23	UBS	THB	1,763	49,649	49,906	—	(257)
Expiring 08/04/23	UBS	THB	1,749	49,255	49,510	—	(255)
Expiring 09/20/23	JPM	THB	6,949	202,657	197,557	5,100	—
Turkish Lira,
Expiring 07/07/23	GS	TRY	2,500	101,874	95,964	5,910	—
Expiring 07/07/23	GS	TRY	226	10,398	8,675	1,723	—
Expiring 08/04/23	GS	TRY	1,250	48,780	47,579	1,201	—
Expiring 09/20/23	JPM	TRY	1,140	45,000	42,197	2,803	—
Expiring 09/20/23	JPM	TRY	458	18,000	16,967	1,033	—

				$326,980,929	$327,611,375	2,206,013	(2,836,459)

						$3,315,399	$(3,794,921)

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
09/20/23	Buy	CAD	138	EUR	95	$222	$—	JPM
09/20/23	Buy	EUR	25	GBP	22	—	(11)	JPM
09/20/23	Buy	EUR	41	GBP	36	—	(213)	JPM
09/20/23	Buy	EUR	41	GBP	36	—	(200)	JPM
09/20/23	Buy	EUR	41	NZD	73	159	—	JPM
09/20/23	Buy	EUR	41	SEK	477	524	—	JPM
09/20/23	Buy	EUR	41	SEK	484	—	(125)	JPM
09/20/23	Buy	EUR	41	SEK	487	—	(2)	JPM
09/20/23	Buy	EUR	41	CZK	983	—	(33)	JPM
09/20/23	Buy	GBP	36	EUR	42	—	(3)	JPM
09/20/23	Buy	NOK	2,253	EUR	193	—	(870)	JPM
09/20/23	Buy	NZD	72	AUD	65	681	—	JPM
09/20/23	Buy	NZD	136	EUR	77	—	(293)	JPM
09/20/23	Buy	PLN	184	CZK	984	55	—	JPM
09/20/23	Buy	SEK	476	EUR	41	—	(350)	JPM
09/20/23	Buy	SEK	2,239	EUR	193	—	(2,570)	JPM

						$1,641	$(4,670)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Republic of Chile	06/20/28	1.000%(Q)		510	0.726%	$(1,252)	$6,384	$7,636
Republic of Indonesia	06/20/28	1.000%(Q)		410	0.859%	(298)	2,680	2,978
Republic of Peru	06/20/28	1.000%(Q)		390	0.765%	(4,578)	4,206	8,784
Republic of Philippines	06/20/28	1.000%(Q)		390	0.814%	(1,323)	3,317	4,640
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR	125	0.845%	477	245	(232)
United Mexican States	06/20/28	1.000%(Q)		410	1.029%	(3,639)	(400)	3,239

						$(10,613)	$16,432	$27,045

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
iTraxx Australia Series 39.V1	06/20/28	1.000%(Q)		584	$(5,114)	$(4,935)	$179
iTraxx Europe Series 39.V1	06/20/28	1.000%(Q)	EUR	1,600	(7,378)	(12,039)	(4,661)

					$(12,492)	$(16,974)	$(4,482)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	1,825	0.410%	$11,236	$20,794	$9,558
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	3,500	0.526%	40,535	54,030	13,495
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	949	0.660%	9,720	14,488	4,768

					$61,491	$89,312	$27,821

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Credit default swap agreements outstanding at June 30, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
iTraxx Australia Series 39.V1	06/20/28	1.000%(Q)	365	$(4,017)	$(3,206)	$(811)	DB

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	102	*	$(21,816)	$(7,402)	$(14,414)	DB

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Inflation Swap Agreements:
EUR 1,160	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(11,147)	$—	$(11,147)	MSI

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Inflation swap agreements outstanding at June 30, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Inflation Swap Agreements (cont’d):
EUR1,158	02/15/28	2.335%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(9,623)	$—	$(9,623)	MSI
EUR1,204	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(5,743)	—	(5,743)	MSI
EUR1,204	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(5,618)	—	(5,618)	MSI
EUR1,195	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,021)	—	(1,021)	JPM
EUR1,191	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,018)	—	(1,018)	JPM
EUR1,283	03/15/28	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(10,239)	—	(10,239)	JPM
EUR1,283	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(7,624)	—	(7,624)	JPM
EUR1,160	02/15/33	2.325%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	20,480	—	20,480	MSI
EUR1,158	02/15/33	2.346%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	17,888	—	17,888	MSI
EUR1,204	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	14,385	—	14,385	MSI
EUR1,204	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	12,522	—	12,522	MSI
EUR1,195	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	5,875	—	5,875	JPM
EUR1,191	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	5,855	—	5,855	JPM
EUR1,283	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	19,388	—	19,388	JPM
EUR1,283	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	15,407	—	15,407	JPM

				$59,767	$—	$59,767

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	6,840	09/20/25	3.500%(Q)	3 Month BBSW(1)(Q)/ 4.351%	$72,775	$81,808	$ 9,033
AUD	4,430	05/17/26	3.500%(S)	6 Month BBSW(1)(S)/ 4.700%	10,256	46,381	36,125
AUD	1,025	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 4.351%	322	(997)	(1,319)
AUD	1,060	09/20/28	3.750%(S)	6 Month BBSW(1)(S)/ 4.700%	16,775	17,314	539
AUD	678	09/20/28	4.062%(S)	6 Month BBSW(2)(S)/ 4.700%	311	(4,814)	(5,125)
AUD	2,750	09/20/33	4.000%(S)	6 Month BBSW(2)(S)/ 4.700%	(66,208)	(59,310)	6,898
AUD	328	09/20/33	4.312%(S)	6 Month BBSW(2)(S)/ 4.700%	1,703	(1,564)	(3,267)
AUD	785	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 4.700%	1,180	1,375	195
AUD	1,030	05/17/34	4.000%(S)	6 Month BBSW(2)(S)/ 4.700%	(9,261)	(20,674)	(11,413)
BRL	58,965	01/02/24	7.370%(T)	1 Day BROIS(2)(T)/ 0.051%	8,930	(1,038,841)	(1,047,771)
BRL	2,897	01/02/24	9.200%(T)	1 Day BROIS(2)(T)/ 0.051%	(1,767)	(33,692)	(31,925)
BRL	2,740	01/02/24	12.300%(T)	1 Day BROIS(2)(T)/ 0.051%	306	(1,839)	(2,145)
BRL	2,520	01/02/24	13.950%(T)	1 Day BROIS(2)(T)/ 0.051%	(92)	3,183	3,275
BRL	4,270	01/02/25	11.488%(T)	1 Day BROIS(2)(T)/ 0.051%	(73)	(2,838)	(2,765)
BRL	3,160	01/02/25	12.060%(T)	1 Day BROIS(2)(T)/ 0.051%	(1,557)	2,169	3,726
BRL	1,750	01/02/25	12.064%(T)	1 Day BROIS(2)(T)/ 0.051%	—	4,343	4,343
BRL	1,200	01/02/25	12.713%(T)	1 Day BROIS(2)(T)/ 0.051%	—	4,910	4,910
BRL	2,050	01/02/25	13.300%(T)	1 Day BROIS(1)(T)/ 0.051%	(12)	(11,906)	(11,894)
BRL	770	01/02/26	10.850%(T)	1 Day BROIS(2)(T)/ 0.051%	26	2,618	2,592

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	24,765	01/04/27	8.495%(T)	1 Day BROIS(1)(T)/ 0.051%	$ (33,859)	$343,797	$ 377,656
BRL	210	01/04/27	11.230%(T)	1 Day BROIS(2)(T)/ 0.051%	(1,530)	733	2,263
BRL	310	01/04/27	13.030%(T)	1 Day BROIS(2)(T)/ 0.051%	—	4,209	4,209
BRL	776	01/02/29	10.690%(T)	1 Day BROIS(2)(T)/ 0.051%	—	3,557	3,557
CAD	7,410	09/20/25	4.250%(S)	1 Day CORRA(2)(S)/ 4.750%	(40,452)	(36,694)	3,758
CAD	983	09/17/28	2.938%(S)	1 Day CORRA(1)(S)/ 4.750%	(659)	424	1,083
CAD	1,282	09/20/28	3.438%(S)	1 Day CORRA(1)(S)/ 4.750%	1,949	9,108	7,159
CAD	728	09/20/33	3.313%(S)	1 Day CORRA(2)(S)/ 4.750%	(294)	4,038	4,332
CAD	305	09/20/33	3.375%(S)	1 Day CORRA(1)(S)/ 4.750%	667	567	(100)
CAD	750	09/20/33	3.750%(S)	1 Day CORRA(1)(S)/ 4.750%	(10,461)	(16,103)	(5,642)
CHF	1,100	09/20/28	2.000%(A)	1 Day SARON(2)(A)/ 1.707%	7,198	10,694	3,496
CHF	2,860	09/20/33	2.000%(A)	1 Day SARON(2)(A)/ 1.707%	14,289	66,131	51,842
CNH	8,860	09/22/25	2.250%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	282	2,954	2,672
CNH	33,527	05/14/26	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	73,726	73,726
CNH	5,810	09/01/27	2.333%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	359	359
CNH	2,389	02/01/28	2.885%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	7,824	7,824
CNH	100,855	03/15/28	2.870%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	308,004	308,004
CNH	5,851	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	—	(18,841)	(18,841)
CNH	5,790	05/04/28	2.745%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	13,429	13,429
CNH	4,099	06/21/28	2.727%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	12	8,787	8,775
CNH	4,866	06/21/28	2.890%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	15,526	15,526
CNH	1,918	06/21/28	2.988%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(210)	7,340	7,550
CNH	1,180	06/21/28	3.060%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	(1,177)	(5,059)	(3,882)
CNH	5,714	09/20/28	2.437%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	308	308
CNH	59,150	09/20/28	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(8,813)	27,115	35,928
CNH	1,290	09/20/28	2.654%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	(73)	(1,861)	(1,788)
EUR	560	09/23/24	1.750%(A)	3 Month EURIBOR(1)(Q)/ 3.577%	(3,075)	8,334	11,409
EUR	4,230	09/20/25	3.500%(A)	1 Day EuroSTR(1)(A)/ 3.400%	1,359	4,345	2,986
EUR	3,170	09/20/25	3.750%(A)	6 Month EURIBOR(1)(S)/ 3.900%	(6,311)	4,328	10,639
EUR	4,170	09/20/26	3.500%(A)	6 Month EURIBOR(2)(S)/ 3.900%	8,918	(5,583)	(14,501)
EUR	1,247	05/12/27	1.494%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(96,646)	(96,646)
EUR	953	05/13/27	1.464%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(75,208)	(75,208)
EUR	220	09/20/27	3.250%(A)	6 Month EURIBOR(1)(S)/ 3.900%	194	811	617
EUR	2,110	04/13/28	3.000%(A)	1 Day EuroSTR(2)(A)/ 3.400%	28,813	(717)	(29,530)
EUR	7,710	04/22/28	2.673%(A)	1 Day EuroSTR(2)(A)/ 3.400%	32,309	11,779	(20,530)
EUR	7,710	04/22/28	2.852%(A)	3 Month EURIBOR(1)(Q)/ 3.577%	(27,915)	(9,296)	18,619
EUR	664	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 3.900%	242	(348)	(590)
EUR	640	09/20/28	3.000%(A)	1 Day EuroSTR(1)(A)/ 3.400%	(5,340)	(1,302)	4,038
EUR	3,270	09/20/28	3.250%(A)	6 Month EURIBOR(1)(S)/ 3.900%	(11,284)	(6,236)	5,048
EUR	407	09/20/28	3.375%(A)	6 Month EURIBOR(2)(S)/ 3.900%	2,748	3,281	533
EUR	300	07/04/29	2.350%(A)	6 Month EURIBOR(1)(S)/ 3.900%	5,184	8,962	3,778
EUR	1,010	09/20/30	3.250%(A)	6 Month EURIBOR(1)(S)/ 3.900%	(11,099)	(12,274)	(1,175)
EUR	1,260	08/15/32	2.940%(A)	6 Month EURIBOR(1)(S)/ 3.900%	(3,550)	10,174	13,724
EUR	90	09/20/32	3.250%(A)	6 Month EURIBOR(2)(S)/ 3.900%	1,442	1,839	397
EUR	199	09/20/33	3.188%(A)	6 Month EURIBOR(2)(S)/ 3.900%	1,730	3,582	1,852
EUR	80	09/20/33	3.250%(A)	6 Month EURIBOR(2)(S)/ 3.900%	1,626	1,902	276
EUR	2,400	05/15/35	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.900%	6,322	19,032	12,710
EUR	60	09/20/35	3.250%(A)	6 Month EURIBOR(2)(S)/ 3.900%	1,167	1,795	628
EUR	2,260	07/06/37	2.855%(A)	6 Month EURIBOR(2)(S)/ 3.900%	(9,873)	9,174	19,047
EUR	3,650	08/10/37	2.152%(A)	6 Month EURIBOR(2)(S)/ 3.900%	(113,137)	(96,952)	16,185
EUR	310	09/20/38	3.000%(A)	6 Month EURIBOR(1)(S)/ 3.900%	2,240	(2,567)	(4,807)
EUR	9,330	08/11/42	1.452%(A)	6 Month EURIBOR(1)(S)/ 3.900%	255,437	302,024	46,587
EUR	290	09/20/43	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.900%	2,911	9,540	6,629
EUR	5,460	08/12/47	1.051%(A)	6 Month EURIBOR(2)(S)/ 3.900%	(108,347)	(143,174)	(34,827)
EUR	275	08/15/48	2.660%(A)	6 Month EURIBOR(1)(S)/ 3.900%	2,148	414	(1,734)
EUR	1,740	07/08/52	1.560%(A)	6 Month EURIBOR(1)(S)/ 3.900%	42,358	73,628	31,270
EUR	1,220	05/17/53	2.000%(A)	6 Month EURIBOR(1)(S)/ 3.900%	2,556	(6,006)	(8,562)
EUR	630	09/20/53	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.900%	20,148	2,721	(17,427)
GBP	7,630	03/07/25	4.000%(T)	1 Day SONIA(2)(T)/ 4.929%	(6,284)	(186,987)	(180,703)

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	40	09/20/25	4.000%(A)	1 Day SONIA(1)(A)/ 4.929%	$ 1,415	$1,821	$ 406
GBP	200	09/20/26	3.750%(A)	1 Day SONIA(2)(A)/ 4.929%	(10,282)	(12,566)	(2,284)
GBP	588	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 4.929%	(366)	45,987	46,353
GBP	310	09/20/28	3.500%(A)	1 Day SONIA(1)(A)/ 4.929%	22,191	25,447	3,256
GBP	807	12/20/28	4.344%(A)	1 Day SONIA(1)(A)/ 4.929%	18,684	24,098	5,414
GBP	830	06/17/30	0.308%(A)	1 Day SONIA(2)(A)/ 4.929%	(22,176)	(267,462)	(245,286)
GBP	800	01/27/31	1.000%(A)	1 Day SONIA(2)(A)/ 4.929%	8,977	(112,979)	(121,956)
GBP	340	09/20/32	3.250%(A)	1 Day SONIA(1)(A)/ 4.929%	33,885	35,178	1,293
GBP	100	09/20/33	3.250%(A)	1 Day SONIA(1)(A)/ 4.929%	9,610	10,555	945
GBP	193	12/20/33	4.031%(A)	1 Day SONIA(1)(A)/ 4.929%	102	4,178	4,076
GBP	230	09/20/35	3.000%(A)	1 Day SONIA(1)(A)/ 4.929%	32,989	32,017	(972)
GBP	180	09/20/53	2.750%(A)	1 Day SONIA(1)(A)/ 4.929%	46,806	41,341	(5,465)
HKD	12,967	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 4.968%	(3,622)	(2,577)	1,045
HUF	177,524	06/02/28	8.820%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(18,656)	(18,656)
HUF	166,906	06/05/28	8.698%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(15,458)	(15,458)
JPY	80,824	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.077)%	109	1,586	1,477
JPY	1,295,000	09/20/28	0.500%(A)	1 Day TONAR(1)(A)/ (0.077)%	(105,978)	(95,262)	10,716
JPY	713,000	09/20/33	0.750%(A)	1 Day TONAR(1)(A)/ (0.077)%	(62,109)	(60,335)	1,774
JPY	26,560	12/20/33	0.625%(A)	1 Day TONAR(2)(A)/ (0.077)%	(332)	(540)	(208)
KRW	727,000	09/20/28	3.250%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	(821)	(5,865)	(5,044)
KRW1,208,720		09/20/33	3.250%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	(2,889)	(12,743)	(9,854)
MXN	3,225	09/17/25	9.250%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	56	(92)	(148)
MXN	3,745	09/13/28	8.220%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	789	789
MXN	7,590	09/13/28	8.250%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	185	2,049	1,864
NOK	6,657	06/19/28	2.656%(A)	6 Month NIBOR(2)(S)/ 4.810%	(904)	(18,259)	(17,355)
NOK	4,545	09/20/28	3.500%(A)	6 Month NIBOR(2)(S)/ 4.810%	(563)	(12,440)	(11,877)
NOK	9,630	09/20/33	3.500%(A)	6 Month NIBOR(1)(S)/ 4.810%	10,381	24,324	13,943
NZD	2,431	11/04/24	2.503%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(69,081)	(69,081)
NZD	4,110	09/20/25	5.000%(S)	3 Month BBR(1)(Q)/ 5.705%	9,829	16,327	6,498
NZD	430	03/15/28	4.065%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(4,847)	(4,847)
NZD	425	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(3,046)	(3,046)
NZD	425	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(3,046)	(3,046)
NZD	430	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(2,641)	(2,641)
NZD	430	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(2,641)	(2,641)
NZD	450	03/15/28	4.261%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(2,659)	(2,659)
NZD	230	03/15/28	4.264%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(1,340)	(1,340)
NZD	430	03/15/28	4.292%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(2,170)	(2,170)
NZD	385	03/15/28	4.315%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(1,706)	(1,706)
NZD	430	03/15/28	4.320%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(1,846)	(1,846)
NZD	218	03/15/28	4.518%(S)	3 Month BBR(2)(Q)/ 5.705%	—	242	242
NZD	1,249	03/19/28	4.344%(S)	3 Month BBR(1)(Q)/ 5.705%	1,082	(2,960)	(4,042)
NZD	1,610	09/20/28	4.155%(S)	3 Month BBR(1)(Q)/ 5.705%	(119)	19,962	20,081
NZD	1,340	09/20/28	4.500%(S)	3 Month BBR(2)(Q)/ 5.705%	(2,672)	(4,254)	(1,582)
NZD	816	03/15/33	4.185%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(1,173)	(1,173)
NZD	1,540	04/26/33	4.180%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(26,732)	(26,732)
NZD	389	09/20/33	4.170%(S)	3 Month BBR(1)(Q)/ 5.705%	6	5,718	5,712
NZD	830	09/20/33	4.500%(S)	3 Month BBR(2)(Q)/ 5.705%	2,884	1,130	(1,754)
PLN	5	12/23/24	7.500%(A)	6 Month WIBOR(2)(S)/ 6.950%	8	70	62
PLN	740	09/20/28	5.000%(A)	6 Month WIBOR(1)(S)/ 6.950%	(645)	(1,039)	(394)
PLN	850	09/20/33	5.500%(A)	6 Month WIBOR(2)(S)/ 6.950%	3,264	8,199	4,935
SEK	68,370	09/20/25	3.500%(A)	3 Month STIBOR(2)(Q)/ 3.814%	(38,593)	(59,201)	(20,608)
SEK	7,366	06/19/28	2.500%(A)	3 Month STIBOR(1)(Q)/ 3.814%	3,253	7,593	4,340
SEK	29,889	06/21/28	2.975%(A)	3 Month STIBOR(2)(Q)/ 3.814%	4,463	(49,823)	(54,286)
SEK	29,494	06/21/28	3.160%(A)	3 Month STIBOR(2)(Q)/ 3.814%	17,449	(26,245)	(43,694)
SEK	5,014	12/20/28	3.000%(A)	3 Month STIBOR(2)(Q)/ 3.814%	(2,809)	(5,226)	(2,417)
SEK	2,348	09/20/33	2.781%(A)	3 Month STIBOR(2)(Q)/ 3.814%	(239)	(4,920)	(4,681)

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	15,930	09/20/33	3.000%(A)	3 Month STIBOR(1)(Q)/ 3.814%	$(15,567)	$6,175	$21,742
SGD	470	09/20/28	3.000%(S)	1 Day SORA(1)(S)/ 4.001%	1,549	4,291	2,742
	1,711	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 5.090%	4,457	1,067	(3,390)
	9,180	03/11/25	4.000%(T)	1 Day SOFR(1)(T)/ 5.090%	24,908	56,501	31,593
	9,110	05/14/25	3.270%(T)	1 Day SOFR(1)(T)/ 5.090%	54,619	95,448	40,829
	2,280	05/20/26	3.000%(A)	1 Day SOFR(2)(A)/ 5.090%	(10,843)	(39,231)	(28,388)
	350	09/20/28	3.600%(A)	1 Day SOFR(2)(A)/ 5.090%	1,000	(3,304)	(4,304)
	3,330	09/20/28	3.750%(A)	1 Day SOFR(2)(A)/ 5.090%	18,913	(9,245)	(28,158)
	959	12/20/28	3.344%(A)	1 Day SOFR(1)(A)/ 5.090%	1,200	14,489	13,289
	6,190	03/31/30	3.423%(A)	1 Day SOFR(2)(A)/ 5.090%	(1,004)	(88,615)	(87,611)
	4,280	07/28/32	2.680%(A)	1 Day SOFR(1)(A)/ 5.090%	51,344	75,639	24,295
	530	06/21/33	3.062%(A)	1 Day SOFR(2)(A)/ 5.090%	(1,011)	(1,497)	(486)
	227	09/20/33	3.125%(A)	1 Day SOFR(1)(A)/ 5.090%	206	7,076	6,870
	380	09/20/33	3.500%(A)	1 Day SOFR(1)(A)/ 5.090%	1,054	121	(933)
	520	05/20/34	3.000%(A)	1 Day SOFR(1)(A)/ 5.090%	10,590	14,118	3,528
	10,500	07/28/37	2.910%(A)	1 Day SOFR(2)(A)/ 5.090%	(149,187)	(135,088)	14,099
	6,510	08/11/37	2.720%(A)	1 Day SOFR(2)(A)/ 5.090%	(120,155)	(125,296)	(5,141)
	4,800	05/10/38	3.391%(A)	1 Day SOFR(2)(A)/ 5.090%	(3,507)	10,957	14,464
	8,940	07/28/47	2.080%(A)	1 Day SOFR(1)(A)/ 5.090%	143,659	128,235	(15,424)
	3,340	08/12/52	2.170%(A)	1 Day SOFR(1)(A)/ 5.090%	144,408	151,263	6,855
	3,850	05/11/53	2.564%(A)	1 Day SOFR(1)(A)/ 5.090%	2,978	(22,355)	(25,333)
ZAR	7,060	09/20/25	9.250%(Q)	3 Month JIBAR(1)(Q)/ 8.500%	(5,509)	(5,216)	293
ZAR	2,250	09/20/33	10.500%(Q)	3 Month JIBAR(2)(Q)/ 8.500%	2,121	6,361	4,240

					$202,852	$(809,258)	$(1,012,110)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreement:
MYR 920	12/21/31	3.271%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	$(8,286)	$(7)	$(8,279)	BOA

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$(10,615)	$111,800	$(75,537)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

BOA	$1,386,217	$—
GS	—	1,001,674
MS	931,823	597,523

Total	$2,318,040	$1,599,197

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Cayman Islands	$—	$8,751,756	$—
United States	—	5,960,453	—
Commercial Mortgage-Backed Securities
United States	—	1,926,508	—
Corporate Bonds
Australia	—	2,142,736	—
Belgium	—	1,164,783	—
Bermuda	—	149,248	—
Brazil	—	349,074	—
Canada	—	9,568,400	—
Cayman Islands	—	4,895	—
Chile	—	530,975	—
China	—	486,144	—
Colombia	—	174,283	—
Denmark	—	526,882	—
France	—	8,848,992	—
Germany	—	3,772,076	—
India	—	174,582	—
Ireland	—	999,092	—
Israel	—	66,529	—
Italy	—	1,515,562	—
Japan	—	746,909	—
Luxembourg	—	632,740	—
Malaysia	—	185,384	—
Mexico	—	376,574	—
Netherlands	—	4,353,617	—
Norway	—	758,932	—
Panama	—	239,921	—
Peru	—	14,702	—
Poland	—	398,970	—
Portugal	—	92,581	—
Qatar	—	267,092	—
Saudi Arabia	—	505,367	—
South Africa	—	258,947	—
Spain	—	1,253,399	—
Supranational Bank	—	2,664,206	—
Sweden	—	439,594	—
Switzerland	—	1,379,576	—
United Arab Emirates	—	378,689	—
United Kingdom	—	8,256,356	—
United States	—	47,157,377	—
Venezuela	—	414,900	—
Municipal Bonds
California	—	439,120	—
Florida	—	88,467	—
New Jersey	—	60,245	—
New York	—	179,241	—
Pennsylvania	—	36,002	—
Residential Mortgage-Backed Securities
United States	—	5,076,033	—
Sovereign Bonds
Australia	—	2,556,088	—

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Austria	$—	$2,287,479	$—
Belgium	—	2,197,257	—
Bulgaria	—	70,089	—
Canada	—	6,919,931	—
Chile	—	85,558	—
Colombia	—	396,626	—
Croatia	—	143,048	—
Czech Republic	—	308,643	—
Denmark	—	447,036	—
Ecuador	—	1,154	—
Finland	—	472,780	—
France	—	6,296,842	—
Germany	—	4,582,339	—
Hungary	—	796,777	—
Indonesia	—	1,816,908	—
Ireland	—	380,589	—
Israel	—	418,766	—
Italy	—	5,478,190	—
Japan	—	20,571,388	—
Malaysia	—	1,104,064	—
Mexico	—	1,767,720	—
Netherlands	—	871,340	—
New Zealand	—	2,747,128	—
Norway	—	807,628	—
Peru	—	763,798	—
Poland	—	657,899	—
Portugal	—	465,117	—
Romania	—	642,632	—
Saudi Arabia	—	961,505	—
Singapore	—	698,175	—
Slovenia	—	48,724	—
South Africa	—	725,677	—
South Korea	—	7,426,204	—
Spain	—	3,347,338	—
Supranational Bank	—	1,951,406	—
Sweden	—	330,251	—
Switzerland	—	848,574	—
Thailand	—	885,329	—
United Kingdom.	—	8,071,390	—
Uruguay	—	21,685	—
U.S. Government Agency Obligations	—	48,017,086	—
U.S. Treasury Obligations	—	34,424,781	—
Unaffiliated Exchange-Traded Funds	9,146,934	—	—
Short-Term Investments
Affiliated Mutual Funds	1,908,720	—	—
Commercial Paper	—	13,043,669	—
Foreign Treasury Obligations
Japan	—	9,364,607	—
Unaffiliated Funds	8,254,868	—	—
Option Purchased	—	2,427	—

Total#	$19,310,522	$319,991,553	$—

Liabilities
Options Written	$—	$(381,252)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3

Other Financial Instruments*
Assets
Futures Contracts	$281,068	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	3,315,399	—
OTC Cross Currency Exchange Contracts	—	1,641	—
Centrally Cleared Credit Default Swap Agreements	—	55,277	—
OTC Inflation Swap Agreements	—	111,800	—
Centrally Cleared Interest Rate Swap Agreements	—	1,532,124	—

Total	$281,068	$5,016,241	$—

Liabilities
Forward Commitment Contracts	$—	$(5,278,597)	$—
Futures Contracts	(490,995)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,794,921)	—
OTC Cross Currency Exchange Contracts	—	(4,670)	—
Centrally Cleared Credit Default Swap Agreements	—	(4,893)	—
OTC Credit Default Swap Agreements	—	(25,833)	—
OTC Inflation Swap Agreements	—	(52,033)	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,544,234)	—
OTC Interest Rate Swap Agreement	—	(8,286)	—

Total	$(490,995)	$(11,713,467)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

#

As of June 30, 2023, a private investment company with a fair value of $353,487 (0.11% of net assets) has not been categorized in the fair value hierarchy as this private investment company was measured using the net asset value per share as a practical expedient for the AST Global Bond Portfolio.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Sovereign Bonds	27.7%
U.S. Government Agency Obligations	14.6
U.S. Treasury Obligations	10.5
Banks	9.8
Commercial Paper	4.0
Diversified Financial Services	3.5
Foreign Treasury Obligations	2.8
Unaffiliated Exchange-Traded Funds	2.8
Collateralized Loan Obligations	2.8
Unaffiliated Funds	2.5
Electric	1.9
Residential Mortgage-Backed Securities	1.6
Oil & Gas	1.2
Telecommunications	1.2
Pharmaceuticals	1.0
Pipelines	0.9
Multi-National	0.8
Healthcare-Services	0.8
Automobiles	0.7
Aerospace & Defense	0.6
Auto Manufacturers	0.6
Commercial Services	0.6
Commercial Mortgage-Backed Securities	0.6

Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	0.6%
Internet	0.6
Healthcare-Products	0.5
Beverages	0.5
Software	0.5
Mining	0.5
Real Estate Investment Trusts (REITs)	0.5
Media	0.4
Semiconductors	0.4
Insurance	0.4
Real Estate	0.3
Consumer Loans	0.3
Water	0.3
Biotechnology	0.3
Retail	0.3
Entertainment	0.2
Municipal Bonds	0.2
Credit Cards	0.2
Chemicals	0.2
Gas	0.2
Electronics	0.2
Student Loans	0.2
Computers	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Agriculture	0.2%
Transportation	0.1
Miscellaneous Manufacturing	0.1
Engineering & Construction	0.1
Auto Parts & Equipment	0.1
Savings & Loans	0.1
Equipment	0.1
Leisure Time	0.1
Apparel	0.1
Toys/Games/Hobbies	0.1
Packaging & Containers	0.1
Lodging	0.1
Foods	0.1
Building Materials	0.1
Collateralized Debt Obligation	0.1
Machinery-Diversified	0.0	*
Advertising	0.0	*

Distribution/Wholesale	0.0	*%
Other	0.0	*
Home Builders	0.0	*
Electrical Components & Equipment	0.0	*
Forest Products & Paper	0.0	*
Home Equity Loans	0.0	*
Cosmetics/Personal Care	0.0	*
Iron/Steel	0.0	*
Option Purchased	0.0	*

	103.1
Options Written	(0.1)
Liabilities in excess of other assets	(3.0)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$55,277	*	Due from/to broker-variation margin swaps	$4,893	*
Credit contracts	—	—		Premiums received for OTC swap agreements	10,608
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	15,225
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,641		Unrealized depreciation on OTC cross currency exchange contracts	4,670
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,315,399		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,794,921
Interest rate contracts	Due from/to broker-variation margin futures	281,068	*	Due from/to broker-variation margin futures	490,995	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,532,124	*	Due from/to broker-variation margin swaps	2,544,234	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	7
Interest rate contracts	Unaffiliated investments	2,427		Options written outstanding, at value	381,252
Interest rate contracts	Unrealized appreciation on OTC swap agreements	111,800		Unrealized depreciation on OTC swap agreements	60,312

		$5,299,736			$7,307,117

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$49,410
Foreign exchange contracts	(14,989)	—	—	(2,993,263)	—
Interest rate contracts	1,147	243,127	(78,975)	—	(282,187)

Total	$(13,842)	$243,127	$(78,975)	$(2,993,263)	$(232,777)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$66,414
Foreign exchange contracts	12,163	—	—	4,505,218	—
Interest rate contracts	7,906	6,510	(1,213,755)	—	(305,084)

Total	$20,069	$6,510	$(1,213,755)	$4,505,218	$(238,670)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 52,267
Options Written (2)	25,039,473
Futures Contracts - Long Positions (2)	40,537,250
Futures Contracts - Short Positions (2)	56,414,545
Forward Foreign Currency Exchange Contracts - Purchased (3)	189,914,044
Forward Foreign Currency Exchange Contracts - Sold (3)	324,028,201
Cross Currency Exchange Contracts (4)	1,479,768
Interest Rate Swap Agreements (2)	257,642,123
Credit Default Swap Agreements - Buy Protection (2)	1,289,021
Credit Default Swap Agreements - Sell Protection (2)	10,250,958
Inflation Swap Agreements (2)	14,037,616

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date. (4) Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$420,997	$(420,997)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

ANZ(5)	$—	$(2,911)	$(2,911)	$—	$(2,911)
BARC(3)	26,548	(29,059)	(2,511)	—	(2,511)
BARC(5)	103,972	(207,233)	(103,261)	—	(103,261)
BNP(3)	1,814	(23,860)	(22,046)	—	(22,046)
BNP(5)	495,909	(332,889)	163,020	—	163,020
BNYM(3)	52,118	(42,810)	9,308	—	9,308
BOA(3)	83,070	(79,500)	3,570	—	3,570
BOA(4)	—	(251,642)	(251,642)	210,000	(41,642)
BOA(5)	77,371	(97,942)	(20,571)	—	(20,571)
CA(5)	13,117	(13,078)	39	—	39
CGM(5)	69,014	(37,999)	31,015	—	31,015
CITI(3)	651	(779)	(128)	—	(128)
CITI(4)	2,427	(32,042)	(29,615)	29,615	—
DB(3)	8,224	(25,833)	(17,609)	17,609	—
DB(4)	—	(10,088)	(10,088)	—	(10,088)
DB(5)	69,260	(653,671)	(584,411)	—	(584,411)
GS(3)	—	(19,600)	(19,600)	—	(19,600)
GS(5)	185,041	(139,139)	45,902	—	45,902
HSBCS(3)	104,365	(43,123)	61,242	—	61,242
HSBCS(5)	385,631	(302,812)	82,819	—	82,819
JPM(3)	25,039	(216,426)	(191,387)	—	(191,387)
JPM(4)	653,715	(270,661)	383,054	—	383,054
JPM(5)	46,525	(19,902)	26,623	—	26,623
JPS(5)	170,763	(224,994)	(54,231)	—	(54,231)
MSC(3)	11,247	(166,278)	(155,031)	26,598	(128,433)
MSC(5)	83,407	(175,262)	(91,855)	—	(91,855)
MSI(4)	—	(36,237)	(36,237)	36,237	—
MSI(5)	65,275	(32,131)	33,144	—	33,144
NWM(5)	5,219	(882)	4,337	—	4,337
RBC(5)	24,774	(19,590)	5,184	—	5,184
RBS(3)	—	(1,531)	(1,531)	—	(1,531)
SCB(3)	33,866	—	33,866	—	33,866
SCS(5)	3,694	(1,186)	2,508	—	2,508
SSB(5)	27,825	(102,549)	(74,724)	—	(74,724)
TD(5)	88,431	(512,003)	(423,572)	—	(423,572)
UAG(4)	—	(16,354)	(16,354)	16,354	—
UBS(3)	36,997	(41,846)	(4,849)	—	(4,849)
UBS(5)	475,958	(83,153)	392,805	—	392,805

	$3,431,267	$(4,266,995)	$(835,728)	$336,413	$(499,315)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	AllianceBernstein L.P.
(4)	Goldman Sachs Asset Management, L.P.
(5)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST GLOBAL BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $420,997:
Unaffiliated investments (cost $367,592,839)	$337,746,842
Affiliated investments (cost $1,908,744)	1,908,720
Cash	1,578,353
Cash segregated for counterparty — OTC	884,786
Foreign currency, at value (cost $275,512)	275,133
Receivable for investments sold	8,609,426
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,315,399
Deposit with broker for centrally cleared/exchange-traded derivatives	2,318,040
Dividends and interest receivable	2,129,600
Receivable for Portfolio shares sold	1,927,239
Tax reclaim receivable	343,366
Unrealized appreciation on OTC swap agreements	111,800
Due from broker-variation margin swaps	49,952
Due from broker-variation margin futures	28,535
Unrealized appreciation on OTC cross currency exchange contracts	1,641
Prepaid expenses and other assets	69,567

Total Assets	361,298,399

LIABILITIES
Payable for investments purchased	21,397,935
Forward commitment contracts, at value (proceeds receivable $5,306,054)	5,278,597
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,794,921
Payable to broker for collateral for securities on loan	426,825
Options written outstanding, at value (premiums received $359,430)	381,252
Accrued expenses and other liabilities	243,547
Due to broker-variation margin futures	113,330
Unrealized depreciation on OTC swap agreements	75,537
Payable to affiliate	71,567
Management fee payable	62,093
Payable for Portfolio shares purchased	57,907
Due to broker-variation margin swaps	33,509
Premiums received for OTC swap agreements	10,615
Distribution fee payable	8,990
Unrealized depreciation on OTC cross currency exchange contracts	4,670
Affiliated transfer agent fee payable	707

Total Liabilities	31,962,002

NET ASSETS	$329,336,397

Net assets were comprised of:
Partners’ Equity	$329,336,397

Net asset value and redemption price per share, $329,336,397 / 30,387,655 outstanding shares of beneficial interest	$10.84

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $21,723 foreign withholding tax, of which $10,010 is reimbursable by an affiliate)	$5,132,168
Unaffiliated dividend income	194,902
Income from securities lending, net (including affiliated income of $3,144)	3,784
Affiliated dividend income	2,195

Total income	5,333,049

EXPENSES
Management fee	1,045,306
Distribution fee	408,901
Custodian and accounting fees	150,266
Audit fee	44,630
Professional fees	11,123
Shareholders’ reports	8,423
Trustees’ fees	6,784
Transfer agent’s fees and expenses (including affiliated expense of $2,541)	4,007
Miscellaneous	23,477

Total expenses	1,702,917
Less: Fee waiver and/or expense reimbursement	(328,979)

Net expenses	1,373,938

NET INVESTMENT INCOME (LOSS)	3,959,111

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $76) (net of foreign capital gains taxes $(1,631))	(5,956,237)
Futures transactions	(78,975)
Forward and cross currency contract transactions	(2,993,263)
Options written transactions	243,127
Swap agreements transactions	(232,777)
Foreign currency transactions	24,854

(8,993,271)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(57))	7,462,816
Futures	(1,213,755)
Forward and cross currency contracts	4,505,218
Options written	6,510
Swap agreements	(238,670)
Foreign currencies	(70,070)

10,452,049

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,458,778

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,417,889

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,959,111	$3,424,544
Net realized gain (loss) on investment and foreign currency transactions	(8,993,271)	(23,943,858)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,452,049	(30,503,957)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,417,889	(51,023,271)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,103,151 and 6,333,295 shares, respectively]	22,895,617	70,035,093
Portfolio shares issued in merger [995,343 and 0 shares, respectively]	10,779,562	—
Portfolio shares purchased [2,555,546 and 14,531,286 shares, respectively]	(27,688,069)	(162,905,890)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	5,987,110	(92,870,797)

TOTAL INCREASE (DECREASE)	11,404,999	(143,894,068)
NET ASSETS:
Beginning of period	317,931,398	461,825,466

End of period	$329,336,397	$317,931,398

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST GLOBAL BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.65		$12.14	$12.31	$11.79	$11.02		$10.65

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.11	0.06	0.07	0.11		0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		(1.60)	(0.23)	0.45	0.66		0.26

Total from investment operations	0.19		(1.49)	(0.17)	0.52	0.77		0.37

Capital Contributions	—		—	—	—	—	(b)(c)	—	(b)(c)

Net Asset Value, end of period	$10.84		$10.65	$12.14	$12.31	$11.79		$11.02

Total Return(d)	1.69%		(12.19)%	(1.46)%	4.50%	6.99	%(e)	3.47	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$329		$318	$462	$4,070	$2,556		$1,892
Average net assets (in millions)	$330		$357	$2,352	$2,305	$2,277		$2,006
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.84	%(g)	0.84%	0.84%	0.88%	0.90%		0.90%
Expenses before waivers and/or expense reimbursement	1.04	%(g)	1.03%	0.90%	0.90%	0.90%		0.90%
Net investment income (loss)	2.42	%(g)	0.96%	0.53%	0.58%	0.96%		1.04%
Portfolio turnover rate(h)(i)	118%		278%	287%	174%	78%		80%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.9%
AFFILIATED MUTUAL FUNDS — 29.3%
Domestic Equity — 6.1%
AST ClearBridge Dividend Growth Portfolio*	1,443,408	$42,190,827
AST Emerging Markets Equity Portfolio*	134,293	1,171,039
AST Large-Cap Growth Portfolio*	1,318,429	86,515,336
AST Large-Cap Value Portfolio*	936,148	41,976,892
AST Small-Cap Growth Portfolio*	368,617	24,597,819
AST Small-Cap Value Portfolio*	710,584	24,365,940
AST T. Rowe Price Natural Resources Portfolio*	104,693	2,984,798

		223,802,651

Fixed Income — 23.2%
AST High Yield Portfolio*	326,828	3,742,186
AST PGIM Fixed Income Central Portfolio*	83,554,638	850,586,213

		854,328,399

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,033,354,010)(wd)		1,078,131,050

COMMON STOCKS — 24.8%
Aerospace & Defense — 0.4%
Airbus SE (France)	1,414	204,439
Airbus SE (France), ADR	2,867	103,613
Axon Enterprise, Inc.*	300	58,536
BAE Systems PLC (United Kingdom)	35,665	420,535
Boeing Co. (The)*(a)	3,100	654,596
Dassault Aviation SA (France)	608	121,814
General Dynamics Corp.	7,143	1,536,817
Hexcel Corp.	2,464	187,313
Howmet Aerospace, Inc.	26,090	1,293,020
Huntington Ingalls Industries, Inc.	160	36,416
L3Harris Technologies, Inc.	820	160,531
Lockheed Martin Corp.	4,855	2,235,145
MTU Aero Engines AG (Germany)	2,412	625,598
Northrop Grumman Corp.	5,906	2,691,955
Raytheon Technologies Corp.	36,843	3,609,140
Safran SA (France)	3,954	619,630
Textron, Inc.	7,650	517,370
Thales SA (France)	2,581	386,709
TransDigm Group, Inc.	220	196,717

		15,659,894

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	510	48,119
DSV A/S (Denmark)	2,073	435,416
Expeditors International of Washington, Inc.	700	84,791
FedEx Corp.	8,630	2,139,377
Sankyu, Inc. (Japan)	3,300	109,225
United Parcel Service, Inc. (Class B Stock)	8,265	1,481,501
Yamato Holdings Co. Ltd. (Japan)	11,300	204,822

		4,503,251

Automobile Components — 0.0%
Aptiv PLC*	2,583	263,698

	Shares	Value

COMMON STOCKS (continued)
Automobile Components (cont’d.)
BorgWarner, Inc.	19,820	$969,396
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	8,044	309,051

		1,542,145

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	14,460	1,778,682
BYD Co. Ltd. (China) (Class H Stock)	3,500	112,226
Ferrari NV (Italy)	4,460	1,458,187
Ford Motor Co.	119,030	1,800,924
General Motors Co.	52,990	2,043,294
Isuzu Motors Ltd. (Japan)	6,900	83,706
Kia Corp. (South Korea)	1,220	82,181
Mahindra & Mahindra Ltd. (India)	9,449	167,884
Maruti Suzuki India Ltd. (India)	646	77,261
Mazda Motor Corp. (Japan)	105,500	1,019,572
Mercedes-Benz Group AG (Germany)	25,157	2,024,919
Stellantis NV	32,937	579,059
Subaru Corp. (Japan)	7,000	131,837
Tesla, Inc.*	36,779	9,627,639
Toyota Motor Corp. (Japan)	46,100	740,923

		21,728,294

Banks — 1.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA	69,471	1,079,805
ANZ Group Holdings Ltd. (Australia)	33,877	536,266
Bank Central Asia Tbk PT (Indonesia)	640,095	392,569
Bank Hapoalim BM (Israel)	23,930	197,341
Bank of America Corp.	107,273	3,077,662
Bank of China Ltd. (China) (Class H Stock)	152,000	61,027
Bank of Ireland Group PLC (Ireland)	12,176	116,250
Barclays PLC (United Kingdom)	613,464	1,198,458
BNP Paribas SA (France)	2,931	184,964
China Construction Bank Corp. (China) (Class H Stock)*	296,000	191,637
Citigroup, Inc.	52,948	2,437,726
Citizens Financial Group, Inc.	41,820	1,090,666
Comerica, Inc.	590	24,992
Commerzbank AG (Germany)	16,675	184,857
Commonwealth Bank of Australia (Australia)	5,140	344,107
Credicorp Ltd. (Peru)	607	89,617
DBS Group Holdings Ltd. (Singapore)	35,000	817,347
DNB Bank ASA (Norway)	11,791	220,500
East West Bancorp, Inc.	3,519	185,768
Emirates NBD Bank PJSC (United Arab Emirates)	12,815	52,166
Erste Group Bank AG (Austria)	3,072	107,759
Fifth Third Bancorp	2,960	77,582
Hana Financial Group, Inc. (South Korea)	2,941	87,796
HDFC Bank Ltd. (India), ADR	8,071	562,549
HSBC Holdings PLC (United Kingdom)	278,602	2,205,927
Huntington Bancshares, Inc.	6,220	67,052

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	83,000	$44,356
ING Groep NV (Netherlands)	107,291	1,446,454
Intesa Sanpaolo SpA (Italy)	104,349	273,577
Israel Discount Bank Ltd. (Israel) (Class A Stock)	21,860	109,209
JPMorgan Chase & Co.	44,823	6,519,057
KB Financial Group, Inc. (South Korea)	2,038	73,969
KBC Group NV (Belgium)	14,621	1,020,558
KeyCorp.	4,210	38,900
Komercni Banka A/S (Czech Republic)	3,510	107,018
Lloyds Banking Group PLC (United Kingdom)	766,411	424,859
M&T Bank Corp.	748	92,572
Mitsubishi UFJ Financial Group, Inc. (Japan)	169,000	1,245,712
National Australia Bank Ltd. (Australia)	6,450	113,442
NatWest Group PLC (United Kingdom)	159,213	486,633
Nedbank Group Ltd. (South Africa)	7,621	92,576
Nordea Bank Abp (Finland)	119,450	1,301,130
NU Holdings Ltd. (Brazil) (Class A Stock)*	53,675	423,496
Oversea-Chinese Banking Corp. Ltd. (Singapore)	63,100	574,020
PNC Financial Services Group, Inc. (The)	11,770	1,482,432
Regions Financial Corp.	4,030	71,815
Sberbank of Russia PJSC (Russia)^	61,896	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	20,856	230,673
Svenska Handelsbanken AB (Sweden) (Class A Stock)	16,760	140,319
Swedbank AB (Sweden) (Class A Stock)	12,784	215,744
Tisco Financial Group PCL (Thailand)	29,500	80,788
Truist Financial Corp.	60,704	1,842,366
U.S. Bancorp	37,530	1,239,991
UniCredit SpA (Italy)	65,390	1,520,551
United Overseas Bank Ltd. (Singapore)	15,100	313,344
Wells Fargo & Co.	107,643	4,594,203
Zions Bancorp NA	690	18,533

		41,730,687

Beverages — 0.3%
Brown-Forman Corp. (Class B Stock)	820	54,760
Coca-Cola Co. (The)	89,794	5,407,395
Constellation Brands, Inc. (Class A Stock)	680	167,368
Diageo PLC (United Kingdom), ADR(a)	1,239	214,942
Heineken Holding NV (Netherlands)	1,740	151,419
Keurig Dr. Pepper, Inc.	3,660	114,448
Kirin Holdings Co. Ltd. (Japan)(a)	14,100	205,898
Molson Coors Beverage Co. (Class B Stock)	810	53,330
Monster Beverage Corp.*	3,300	189,552
PepsiCo, Inc.	29,068	5,383,975
Pernod Ricard SA (France)	2,559	565,474

		12,508,561

	Shares	Value

COMMON STOCKS (continued)
Biotechnology — 0.5%
AbbVie, Inc.	45,577	$6,140,589
Amgen, Inc.	6,673	1,481,539
Argenx SE (Netherlands), ADR*	1,073	418,180
Biogen, Inc.*	4,381	1,247,928
CSL Ltd.	771	142,773
Exact Sciences Corp.*	10,600	995,340
Gilead Sciences, Inc.	25,940	1,999,196
Incyte Corp.*	770	47,933
Moderna, Inc.*	1,410	171,315
Regeneron Pharmaceuticals, Inc.*	1,617	1,161,879
United Therapeutics Corp.*	1,000	220,750
Vertex Pharmaceuticals, Inc.*	6,856	2,412,695

		16,440,117

Broadline Retail — 0.6%
Alibaba Group Holding Ltd. (China)*	12,700	132,205
Amazon.com, Inc.*	144,760	18,870,914
Dollarama, Inc. (Canada)	1,146	77,614
eBay, Inc.	21,670	968,432
Etsy, Inc.*	540	45,689
JD.com, Inc. (China) (Class A Stock)	2,614	44,581
MercadoLibre, Inc. (Brazil)*	1,224	1,449,950
Next PLC (United Kingdom)	1,386	121,533
Vipshop Holdings Ltd. (China), ADR*	3,895	64,268

		21,775,186

Building Products — 0.2%
A.O. Smith Corp.	530	38,573
Allegion PLC	400	48,008
Assa Abloy AB (Sweden) (Class B Stock)	15,280	367,285
Builders FirstSource, Inc.*(a)	1,900	258,400
Carrier Global Corp.(a)	30,130	1,497,762
Cie de Saint-Gobain (France)	17,959	1,093,459
Johnson Controls International PLC	15,546	1,059,304
Masco Corp.	1,020	58,528
Nibe Industrier AB (Sweden) (Class B Stock)	20,829	198,050
Trane Technologies PLC	3,472	664,055

		5,283,424

Capital Markets — 0.8%
3i Group PLC (United Kingdom)	45,782	1,134,797
Affiliated Managers Group, Inc.	800	119,912
Ameriprise Financial, Inc.	2,729	906,465
Bank of New York Mellon Corp. (The)	32,870	1,463,372
BlackRock, Inc.	1,603	1,107,897
Blackstone, Inc.	1,436	133,505
Cboe Global Markets, Inc.	450	62,105
Charles Schwab Corp. (The)	11,605	657,771
CME Group, Inc.	3,773	699,099
Deutsche Bank AG (Germany)	102,827	1,080,997
Deutsche Boerse AG (Germany)	2,736	505,105
FactSet Research Systems, Inc.	160	64,104
Franklin Resources, Inc.	1,210	32,319
Goldman Sachs Group, Inc. (The)	7,942	2,561,613
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	12,458	472,021

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
IG Group Holdings PLC (United Kingdom)	12,314	$105,948
Intercontinental Exchange, Inc.	10,500	1,187,340
Invesco Ltd.	68,140	1,145,433
Julius Baer Group Ltd. (Switzerland)	2,318	146,283
LPL Financial Holdings, Inc.	5,500	1,195,865
Macquarie Group Ltd. (Australia)	15,562	1,851,689
MarketAxess Holdings, Inc.	165	43,134
Moody’s Corp.	6,087	2,116,572
Morgan Stanley	25,427	2,171,466
MSCI, Inc.	345	161,905
Nasdaq, Inc.	3,860	192,421
Northern Trust Corp.	1,768	131,080
Raymond James Financial, Inc.	830	86,129
S&P Global, Inc.	9,116	3,654,513
Singapore Exchange Ltd. (Singapore)	11,300	80,470
State Street Corp.	17,300	1,266,014
T. Rowe Price Group, Inc.	2,255	252,605
UBS Group AG (Switzerland)	18,101	366,883
Virtu Financial, Inc. (Class A Stock)	55,000	939,950

		28,096,782

Chemicals — 0.4%
Air Products & Chemicals, Inc.	3,079	922,253
Albemarle Corp.	500	111,545
Celanese Corp.	1,950	225,810
CF Industries Holdings, Inc.	860	59,701
Corteva, Inc.	3,090	177,057
Dow, Inc.	3,090	164,573
DuPont de Nemours, Inc.	4,253	303,834
Eastman Chemical Co.	4,454	372,889
Ecolab, Inc.	4,960	925,982
FMC Corp.	520	54,257
International Flavors & Fragrances, Inc.	1,100	87,549
Linde PLC	10,700	4,077,556
LyondellBasell Industries NV (Class A Stock)	15,570	1,429,793
Mosaic Co. (The)	4,990	174,650
Nitto Denko Corp. (Japan)	2,400	178,142
Nutrien Ltd. (Canada)	2,740	161,763
OCI NV (Netherlands)*	3,063	73,570
PPG Industries, Inc.	18,316	2,716,263
Sherwin-Williams Co. (The)	3,110	825,767
Shin-Etsu Chemical Co. Ltd. (Japan)	20,500	685,068
Solvay SA (Belgium)	11,669	1,304,828
UPL Ltd. (India)	13,636	114,516
Yara International ASA (Brazil)	2,795	98,753

		15,246,119

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	125,636	1,208,062
Cintas Corp.	365	181,434
Copart, Inc.*	16,040	1,463,008
Dai Nippon Printing Co. Ltd. (Japan)	25,400	721,503
Republic Services, Inc.	2,791	427,498
Rollins, Inc.	1,000	42,830
Serco Group PLC (United Kingdom)	37,625	74,436

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Waste Management, Inc.	4,580	$794,264

		4,913,035

Communications Equipment — 0.2%
Arista Networks, Inc.*	6,760	1,095,526
Cisco Systems, Inc.	94,421	4,885,342
F5, Inc.*	240	35,102
Juniper Networks, Inc.	1,390	43,549
Motorola Solutions, Inc.	710	208,229

		6,267,748

Construction & Engineering — 0.1%
Eiffage SA (France)	4,448	464,409
Quanta Services, Inc.	610	119,835
Vinci SA (France)	16,945	1,968,931
WillScot Mobile Mini Holdings Corp.*	7,911	378,067

		2,931,242

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	16,000	42,569
Heidelberg Materials AG (Germany)	1,632	134,213
Holcim AG*	11,106	748,625
Martin Marietta Materials, Inc.	3,501	1,616,377
Vulcan Materials Co.	2,354	530,686

		3,072,470

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	11,800	105,408
American Express Co.	12,903	2,247,703
Capital One Financial Corp.	3,763	411,559
Discover Financial Services	1,170	136,715
Synchrony Financial	37,670	1,277,766

		4,179,151

Consumer Staples Distribution & Retail — 0.4%
BIM Birlesik Magazalar A/S (Turkey)	9,396	61,563
BJ’s Wholesale Club Holdings, Inc.*	2,200	138,622
Carrefour SA (France)	10,509	199,153
Coles Group Ltd. (Australia)	22,500	276,275
Costco Wholesale Corp.	7,562	4,071,230
Dollar General Corp.	3,244	550,766
Dollar Tree, Inc.*	910	130,585
Kesko OYJ (Finland) (Class B Stock)	30,599	576,248
Koninklijke Ahold Delhaize NV (Netherlands)	50,539	1,723,027
Kroger Co. (The)	16,500	775,500
Loblaw Cos. Ltd. (Canada)	1,862	170,465
Performance Food Group Co.*	4,561	274,755
Seven & i Holdings Co. Ltd. (Japan)	2,000	86,404
Sysco Corp.	7,411	549,896
Target Corp.	2,890	381,191
Tesco PLC (United Kingdom)	174,522	550,538
US Foods Holding Corp.*	15,900	699,600
Walgreens Boots Alliance, Inc.(a)	17,390	495,441
Wal-Mart de Mexico SAB de CV (Mexico)	35,809	142,027

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Walmart, Inc.	25,312	$3,978,540
Woolworths Group Ltd. (Australia)	14,644	388,011

		16,219,837

Containers & Packaging — 0.0%
Amcor PLC	6,790	67,764
Avery Dennison Corp.	350	60,130
Ball Corp.	1,400	81,494
Berry Global Group, Inc.	9,200	591,928
International Paper Co.	1,630	51,850
Packaging Corp. of America	410	54,186
Sealed Air Corp.	610	24,400
Transcontinental, Inc. (Canada) (Class A Stock)	4,764	52,720
Westrock Co.	6,690	194,478

		1,178,950

Distributors — 0.0%
Genuine Parts Co.	1,280	216,614
LKQ Corp.	21,320	1,242,316
Pool Corp.	165	61,816

		1,520,746

Diversified Consumer Services — 0.0%
Service Corp. International(a)	4,434	286,392

Diversified REITs — 0.0%
Charter Hall Group (Australia)	7,321	52,483
Nomura Real Estate Master Fund, Inc. (Japan)	258	297,573
Stockland (Australia)	30,393	81,705

		431,761

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	192,654	3,072,831
Deutsche Telekom AG (Germany)	9,562	208,629
Elisa OYJ (Finland)	1,820	97,160
Hellenic Telecommunications Organization SA (Greece)	7,063	121,081
HKT Trust & HKT Ltd. (Hong Kong), UTS	480,000	558,899
Koninklijke KPN NV (Netherlands)	347,927	1,242,090
Swisscom AG (Switzerland)	299	186,618
Telefonica Deutschland Holding AG (Germany)	423,831	1,192,877
Telefonica SA (Spain)	49,532	201,098
Telkom Indonesia Persero Tbk PT (Indonesia)	680,800	182,129
Telstra Group Ltd. (Australia)	45,917	131,722
Verizon Communications, Inc.	49,804	1,852,211

		9,047,345

Electric Utilities — 0.4%
Alliant Energy Corp.	1,050	55,104
American Electric Power Co., Inc.	2,210	186,082
Constellation Energy Corp.	6,412	587,018
Duke Energy Corp.	13,820	1,240,207
Edison International	3,340	231,963
Endesa SA (Spain)(a)	18,612	399,928

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Enel SpA (Italy)	92,877	$626,216
Entergy Corp.	12,570	1,223,941
Evergy, Inc.	1,030	60,173
Eversource Energy	1,480	104,962
Exelon Corp.	4,270	173,960
FirstEnergy Corp.	5,340	207,619
Iberdrola SA (Spain)	20,458	267,157
NextEra Energy, Inc.	50,533	3,749,548
NRG Energy, Inc.	31,610	1,181,898
PG&E Corp.*	106,846	1,846,299
Pinnacle West Capital Corp.(a)	500	40,730
Power Assets Holdings Ltd. (Hong Kong)	24,000	125,987
PPL Corp.	3,160	83,614
Redeia Corp. SA (Spain)	6,554	110,219
Southern Co. (The)	4,580	321,745
Xcel Energy, Inc.	6,821	424,061

		13,248,431

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	46,551	1,831,356
Acuity Brands, Inc.	4,800	782,784
AMETEK, Inc.	1,744	282,319
Eaton Corp. PLC	12,871	2,588,358
Emerson Electric Co.	7,250	655,328
Generac Holdings, Inc.*	265	39,519
Hubbell, Inc.	900	298,404
Legrand SA (France)	3,071	304,655
Mitsubishi Electric Corp. (Japan)	7,600	107,440
Prysmian SpA (Italy)	3,614	151,151
Rockwell Automation, Inc.	2,470	813,741
Schneider Electric SE	4,697	853,336
Vertiv Holdings Co.	48,500	1,201,345

		9,909,736

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	5,530	469,774
CDW Corp.	1,160	212,860
Corning, Inc.	9,195	322,193
Hirose Electric Co. Ltd. (Japan)	3,300	439,344
Hon Hai Precision Industry Co. Ltd. (Taiwan)	53,000	192,694
Jabil, Inc.	5,100	550,443
Keyence Corp. (Japan)	1,526	725,089
Keysight Technologies, Inc.*	4,070	681,521
Samsung SDI Co. Ltd. (South Korea)	932	475,911
Shimadzu Corp. (Japan)	17,500	540,901
TD SYNNEX Corp.	2,500	235,000
TDK Corp. (Japan)	4,500	175,522
TE Connectivity Ltd.	1,370	192,019
Teledyne Technologies, Inc.*	195	80,166
Trimble, Inc.*	1,040	55,058
Yokogawa Electric Corp. (Japan)	58,700	1,086,604
Zebra Technologies Corp. (Class A Stock)*	210	62,124

		6,497,223

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services — 0.1%
Baker Hughes Co.	34,453	$1,089,059
Halliburton Co.	42,410	1,399,106
Schlumberger NV	30,668	1,506,412

		3,994,577

Entertainment — 0.3%
Activision Blizzard, Inc.*	11,570	975,351
Electronic Arts, Inc.	11,830	1,534,351
Kingsoft Corp. Ltd. (China)	11,400	45,059
Live Nation Entertainment, Inc.*	4,840	440,972
NCSoft Corp. (South Korea)	274	61,703
NetEase, Inc. (China), ADR	1,924	186,031
Netflix, Inc.*	8,910	3,924,766
Nintendo Co. Ltd. (Japan)	11,000	501,472
Take-Two Interactive Software, Inc.*	660	97,126
Toho Co. Ltd. (Japan)	11,100	422,793
Walt Disney Co. (The)*	14,800	1,321,344
Warner Bros Discovery, Inc.*	9,527	119,469

		9,630,437

Financial Services — 0.7%
Adyen NV (Netherlands), 144A*	116	200,873
Berkshire Hathaway, Inc. (Class B Stock)*	22,900	7,808,900
EXOR NV (Netherlands)	1,240	110,700
Fidelity National Information Services, Inc.	26,420	1,445,174
Fiserv, Inc.*	2,680	338,082
FleetCor Technologies, Inc.*	320	80,346
Global Payments, Inc.	1,190	117,239
Investor AB (Sweden) (Class A Stock)	8,208	164,270
Jack Henry & Associates, Inc.(a)	300	50,199
Mastercard, Inc. (Class A Stock)	18,137	7,133,282
ORIX Corp. (Japan)	13,600	248,012
PayPal Holdings, Inc.*	30,350	2,025,256
Shift4 Payments, Inc. (Class A Stock)*	4,062	275,850
Visa, Inc. (Class A Stock)(a)	25,672	6,096,587

		26,094,770

Food Products — 0.4%
Archer-Daniels-Midland Co.	19,810	1,496,843
AVI Ltd. (South Africa)	14,359	51,850
Bunge Ltd.	600	56,610
Campbell Soup Co.	930	42,510
Conagra Brands, Inc.	2,040	68,789
General Mills, Inc.	3,724	285,631
Gruma SAB de CV (Mexico) (Class B Stock)	5,748	92,296
Hershey Co. (The)	9,847	2,458,796
Hormel Foods Corp.	1,250	50,275
J.M. Smucker Co. (The)	480	70,882
Kellogg Co.	1,090	73,466
Kraft Heinz Co. (The)	3,430	121,765
Lamb Weston Holdings, Inc.	13,254	1,523,547
McCormick & Co., Inc.	4,374	381,544
Mondelez International, Inc. (Class A Stock)	40,199	2,932,115
Mowi ASA (Norway)	31,004	491,911

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Nestle SA	24,619	$2,961,459
Orkla ASA (Norway)	9,938	71,458
Tyson Foods, Inc. (Class A Stock)	1,240	63,290
Viscofan SA (Spain)	692	47,831
WH Group Ltd. (Hong Kong), 144A	1,077,000	573,582
Wilmar International Ltd. (China)	447,600	1,260,985

		15,177,435

Gas Utilities — 0.1%
APA Group (Australia), UTS	6,276	40,605
Atmos Energy Corp.	590	68,641
Osaka Gas Co. Ltd. (Japan)	4,800	73,574
Tokyo Gas Co. Ltd. (Japan)	46,600	1,016,701
UGI Corp.	37,400	1,008,678

		2,208,199

Ground Transportation — 0.2%
CSX Corp.	48,560	1,655,896
J.B. Hunt Transport Services, Inc.	330	59,740
Norfolk Southern Corp.	6,067	1,375,753
Old Dominion Freight Line, Inc.	400	147,900
Ryder System, Inc.	4,000	339,160
TFI International, Inc. (Canada)	2,353	268,148
Uber Technologies, Inc.*	66,108	2,853,882
Union Pacific Corp.	5,291	1,082,644

		7,783,123

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	37,844	4,125,753
Align Technology, Inc.*	695	245,780
Baxter International, Inc.	27,270	1,242,421
Becton, Dickinson & Co.	2,745	724,707
Boston Scientific Corp.*	37,870	2,048,388
Cochlear Ltd. (Australia)	858	131,453
Cooper Cos., Inc. (The)	190	72,852
DENTSPLY SIRONA, Inc.	5,220	208,904
Dexcom, Inc.*	9,150	1,175,866
Edwards Lifesciences Corp.*	7,570	714,078
Enovis Corp.*	4,400	282,128
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	5,214	78,511
GE HealthCare Technologies, Inc.	3,288	267,117
Hologic, Inc.*	1,070	86,638
Hoya Corp. (Japan)	2,200	263,266
IDEXX Laboratories, Inc.*	355	178,292
Insulet Corp.*	300	86,502
Intuitive Surgical, Inc.*	7,835	2,679,100
Medtronic PLC.	11,902	1,048,566
Olympus Corp. (Japan)	18,500	292,769
ResMed, Inc.	630	137,655
Sonova Holding AG (Switzerland)	533	142,224
STERIS PLC	405	91,117
Straumann Holding AG (Switzerland)	544	88,458
Stryker Corp.	1,450	442,381
Teleflex, Inc.	180	43,565
Zimmer Biomet Holdings, Inc.	10,090	1,469,104

		18,367,595

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 0.6%
AmerisourceBergen Corp.(a)	1,997	$384,283
Cardinal Health, Inc.(a)	14,870	1,406,256
Centene Corp.*	8,201	553,157
Cigna Group (The)	10,409	2,920,765
CVS Health Corp.	29,448	2,035,740
DaVita, Inc.*	220	22,103
Elevance Health, Inc.	3,120	1,386,185
Encompass Health Corp.	15,800	1,069,818
Fresenius SE & Co. KGaA (Germany)	7,029	194,962
HCA Healthcare, Inc.	920	279,202
Henry Schein, Inc.*	580	47,038
Humana, Inc.	3,935	1,759,456
Laboratory Corp. of America Holdings	390	94,119
McKesson Corp.	590	252,113
Molina Healthcare, Inc.*	1,040	313,290
Odontoprev SA (Brazil)	25,100	65,054
Quest Diagnostics, Inc.	470	66,063
Sonic Healthcare Ltd. (Australia)	66,315	1,577,081
UnitedHealth Group, Inc.	17,872	8,589,998
Universal Health Services, Inc. (Class B Stock)	270	42,598

		23,059,281

Health Care REITs — 0.1%
Healthpeak Properties, Inc.	55,540	1,116,354
Ventas, Inc.	16,144	763,127
Welltower, Inc.	1,990	160,971

		2,040,452

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	3,080	51,836

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	8,216	305,729
Amadeus IT Group SA (Spain)*	6,281	478,301
Aristocrat Leisure Ltd. (Australia)	5,314	137,488
Booking Holdings, Inc.*	560	1,512,185
Boyd Gaming Corp.	1,348	93,511
Caesars Entertainment, Inc.*	920	46,892
Carnival Corp.*(a)	4,670	87,936
Chipotle Mexican Grill, Inc.*	1,017	2,175,363
Churchill Downs, Inc.	2,018	280,845
Compass Group PLC (United Kingdom)	26,823	751,128
Darden Restaurants, Inc.(a)	5,851	977,585
Domino’s Pizza, Inc.	155	52,233
DoorDash, Inc. (Class A Stock)*	7,400	565,508
DraftKings, Inc. (Class A Stock)*	9,300	247,101
Expedia Group, Inc.*	680	74,385
Flutter Entertainment PLC (Australia)*	221	44,479
Hilton Worldwide Holdings, Inc.	7,480	1,088,714
InterContinental Hotels Group PLC (United Kingdom)	3,104	214,569
Las Vegas Sands Corp.*	1,410	81,780
Lottery Corp. Ltd. (The) (Australia)	13,511	46,319
Marriott International, Inc. (Class A Stock)	14,343	2,634,666
McDonald’s Corp.	15,135	4,516,435
MGM Resorts International	1,400	61,488

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Norwegian Cruise Line Holdings Ltd.*	1,810	$39,404
Oriental Land Co. Ltd. (Japan)	36,500	1,422,989
Royal Caribbean Cruises Ltd.*	2,840	294,622
Sodexo SA (France)	3,947	434,633
Starbucks Corp.	22,461	2,224,987
Whitbread PLC (United Kingdom)	30,964	1,332,895
Wynn Resorts Ltd.	440	46,468
Yum China Holdings, Inc. (China)	1,366	77,179
Yum! Brands, Inc.	1,220	169,031

		22,516,848

Household Durables — 0.1%
D.R. Horton, Inc.	1,360	165,498
Garmin Ltd.	660	68,831
Lennar Corp. (Class A Stock)	5,790	725,545
Mohawk Industries, Inc.*	260	26,822
Newell Brands, Inc.	1,840	16,008
NVR, Inc.*	12	76,207
Panasonic Holdings Corp. (Japan)	132,600	1,625,932
PulteGroup, Inc.	8,100	629,208
Sekisui House Ltd. (Japan)	7,900	159,577
Sony Group Corp. (Japan)	3,200	288,865
Toll Brothers, Inc.	3,490	275,954
Whirlpool Corp.(a)	220	32,734

		4,091,181

Household Products — 0.3%
Church & Dwight Co., Inc.	1,030	103,237
Clorox Co. (The)	997	158,563
Colgate-Palmolive Co.	24,090	1,855,894
Essity AB (Sweden) (Class B Stock)	47,222	1,257,601
Henkel AG & Co. KGaA (Germany)	1,799	126,639
Kimberly-Clark Corp.	5,150	711,009
Procter & Gamble Co. (The)	38,191	5,795,102
Reckitt Benckiser Group PLC (United Kingdom)	20,236	1,520,753

		11,528,798

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	15,610	323,595
RWE AG (Germany)	7,380	321,593
Vistra Corp.	28,200	740,250

		1,385,438

Industrial Conglomerates — 0.3%
3M Co.	15,340	1,535,381
General Electric Co.	26,328	2,892,131
Hitachi Ltd. (Japan)	2,800	174,094
Honeywell International, Inc.	4,560	946,200
Jardine Matheson Holdings Ltd. (Hong Kong)	25,000	1,267,755
Siemens AG (Germany)	11,465	1,911,225
Smiths Group PLC (United Kingdom)	37,236	779,042

		9,505,828

Industrial REITs — 0.1%
Americold Realty Trust, Inc.	33,800	1,091,740
Goodman Group (Australia)	25,933	348,613

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Industrial REITs (cont’d.)
Prologis, Inc.	12,631	$1,548,940

		2,989,293

Insurance — 0.8%
Aflac, Inc.	2,480	173,104
AIA Group Ltd. (Hong Kong)	30,600	310,789
Allianz SE (Germany)	4,638	1,080,300
Allstate Corp. (The)	11,720	1,277,949
American International Group, Inc.	28,520	1,641,041
Aon PLC (Class A Stock)	2,305	795,686
Arch Capital Group Ltd.*	1,500	112,275
Arthur J. Gallagher & Co.	2,059	452,095
Assicurazioni Generali SpA (Italy)	29,102	591,818
Assurant, Inc.	270	33,944
AUB Group Ltd. (Australia)	2,581	50,764
AXA SA (France)	65,548	1,937,030
Axis Capital Holdings Ltd.	11,336	610,217
Baloise Holding AG (Switzerland)	2,990	439,805
Brown & Brown, Inc.	1,140	78,478
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	89,000	231,058
Chubb Ltd.	12,819	2,468,427
Cincinnati Financial Corp.	780	75,910
Dai-ichi Life Holdings, Inc. (Japan)	30,200	574,401
Everest Re Group Ltd.	200	68,372
Fairfax Financial Holdings Ltd. (Canada)	262	196,248
Globe Life, Inc.	430	47,137
Hartford Financial Services Group, Inc. (The)	4,242	305,509
iA Financial Corp., Inc. (Canada)	1,453	98,987
Japan Post Insurance Co. Ltd. (Japan)	4,800	72,139
Lincoln National Corp.	800	20,608
Loews Corp.	9,790	581,330
Manulife Financial Corp. (Canada)	9,661	182,609
Marsh & McLennan Cos., Inc.	15,247	2,867,656
Medibank Private Ltd. (Australia)	442,777	1,040,072
MetLife, Inc.	35,288	1,994,831
MS&AD Insurance Group Holdings, Inc. (Japan)	4,900	173,520
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,011	1,130,367
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	33,500	213,962
Principal Financial Group, Inc.	1,080	81,907
Progressive Corp. (The)	8,389	1,110,452
Reinsurance Group of America, Inc.	2,000	277,380
RenaissanceRe Holdings Ltd. (Bermuda)	2,281	425,452
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,055	184,103
Sompo Holdings, Inc. (Japan)	25,700	1,153,139
Suncorp Group Ltd. (Australia)	15,840	142,326
Swiss Life Holding AG (Switzerland)	2,018	1,181,916
Tokio Marine Holdings, Inc. (Japan)	24,700	569,423
Travelers Cos., Inc. (The)	1,060	184,080
Unum Group	20,000	954,000

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
W.R. Berkley Corp.	1,005	$59,858
Willis Towers Watson PLC	500	117,750
Zurich Insurance Group AG (Switzerland)	150	71,353

		28,441,577

Interactive Media & Services — 0.9%
Alphabet, Inc. (Class A Stock)*	101,163	12,109,211
Alphabet, Inc. (Class C Stock)*	72,680	8,792,099
Match Group, Inc.*	1,280	53,568
Meta Platforms, Inc. (Class A Stock)*	42,064	12,071,527
Moneysupermarket.com Group PLC (United Kingdom)	21,869	75,232
Tencent Holdings Ltd. (China)	7,300	309,529

		33,411,166

IT Services — 0.3%
Accenture PLC (Class A Stock)	12,102	3,734,435
Akamai Technologies, Inc.*	6,580	591,345
CGI, Inc. (Canada)*	1,195	126,017
Cognizant Technology Solutions Corp. (Class A Stock)	18,830	1,229,222
DXC Technology Co.*	990	26,453
EPAM Systems, Inc.*	240	53,940
Fujitsu Ltd. (Japan)	1,100	142,431
Gartner, Inc.*	651	228,052
International Business Machines Corp.	10,486	1,403,132
MongoDB, Inc.*	3,200	1,315,168
NEC Corp. (Japan)	26,000	1,261,325
Tata Consultancy Services Ltd. (India)	1,112	44,933
TIS, Inc. (Japan)	2,600	65,144
VeriSign, Inc.*	400	90,388
Wix.com Ltd. (Israel)*	14,700	1,150,128

		11,462,113

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	6,800	157,470
Hasbro, Inc.	590	38,214
Sankyo Co. Ltd. (Japan)	4,100	165,830

		361,514

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	6,580	791,245
Bio-Rad Laboratories, Inc. (Class A Stock)*	85	32,225
Bio-Techne Corp.	620	50,611
Charles River Laboratories International, Inc.*	210	44,152
Danaher Corp.	6,424	1,541,760
Illumina, Inc.*	670	125,618
IQVIA Holdings, Inc.*	1,400	314,678
Lonza Group AG (Switzerland)	730	436,330
Mettler-Toledo International, Inc.*	497	651,885
Revvity, Inc.	530	62,959
Sotera Health Co.*	10,300	194,052
Thermo Fisher Scientific, Inc.	6,875	3,587,031
Waters Corp.*	255	67,968

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
West Pharmaceutical Services, Inc.	2,525	$965,737

		8,866,251

Machinery — 0.6%
AGCO Corp.	4,900	643,958
Alfa Laval AB (Sweden)	3,915	142,810
Allison Transmission Holdings, Inc.	3,100	175,026
Atlas Copco AB (Sweden) (Class A Stock)	60,362	871,439
Atlas Copco AB (Sweden) (Class B Stock)	18,288	228,024
Caterpillar, Inc.	5,622	1,383,293
CNH Industrial NV (United Kingdom)	13,514	194,907
Cummins, Inc.	590	144,644
Daimler Truck Holding AG (Germany)	4,588	165,361
Deere & Co.	9,661	3,914,540
Doosan Bobcat, Inc. (South Korea)	2,814	125,786
Dover Corp.	8,939	1,319,843
Epiroc AB (Sweden) (Class A Stock)	11,115	210,539
Fortive Corp.	8,593	642,499
GEA Group AG (Germany)	28,963	1,212,567
Hitachi Construction Machinery Co. Ltd. (Japan)	2,600	73,105
IDEX Corp.	310	66,731
Illinois Tool Works, Inc.	1,210	302,694
Ingersoll Rand, Inc.	1,800	117,648
ITT, Inc.	2,100	195,741
Komatsu Ltd. (Japan)	11,500	311,052
Kone OYJ (Finland) (Class B Stock)	2,925	152,815
Mitsubishi Heavy Industries Ltd. (Japan)	4,100	191,492
Nordson Corp.	220	54,600
OSG Corp. (Japan)	7,800	111,973
Otis Worldwide Corp.	4,267	379,806
PACCAR, Inc.	14,350	1,200,377
Parker-Hannifin Corp.	6,593	2,571,534
Pentair PLC	770	49,742
Schindler Holding AG (Switzerland) (Part. Cert.)	480	112,707
SKF AB (Sweden) (Class B Stock)	25,830	450,101
Snap-on, Inc.	1,950	561,970
Stanley Black & Decker, Inc.	660	61,849
Timken Co. (The)	6,000	549,180
Toro Co. (The)	984	100,024
Volvo AB (Sweden) (Class B Stock)	86,083	1,781,490
Westinghouse Air Brake Technologies Corp.	760	83,349
Xylem, Inc.	2,170	244,385

		21,099,601

Marine Transportation — 0.0%
Kirby Corp.*	1,364	104,960

Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	460	168,990
Comcast Corp. (Class A Stock)	73,172	3,040,297
Fox Corp. (Class A Stock)	1,320	44,880
Fox Corp. (Class B Stock)	690	22,004

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
Hakuhodo DY Holdings, Inc. (Japan)	54,900	$579,518
Informa PLC (United Kingdom)	122,812	1,133,945
Interpublic Group of Cos., Inc. (The)	1,680	64,814
Liberty Broadband Corp. (Class A Stock)*	2,000	159,460
Liberty Broadband Corp. (Class C Stock)*	8,900	712,979
News Corp. (Class A Stock)	1,870	36,465
News Corp. (Class B Stock)	550	10,846
Omnicom Group, Inc.	870	82,780
Paramount Global (Class B Stock)(a)	2,180	34,684
Publicis Groupe SA (France)	20,130	1,615,559

		7,707,221

Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)	23,368	637,576
Barrick Gold Corp. (Canada)	8,532	144,447
BHP Group Ltd. (Australia)	74,342	2,234,866
BlueScope Steel Ltd. (Australia)	107,653	1,481,609
Boliden AB (Sweden)	3,498	101,366
Fortescue Metals Group Ltd. (Australia)	61,973	919,600
Freeport-McMoRan, Inc.	6,160	246,400
Glencore PLC (Australia)	166,188	942,267
Newmont Corp.	3,420	145,897
Nippon Steel Corp. (Japan)	68,500	1,433,656
Norsk Hydro ASA (Norway)	22,350	133,234
Nucor Corp.	1,120	183,658
Rio Tinto Ltd. (Australia)	4,629	354,487
Rio Tinto PLC (Australia)	18,001	1,143,958
South32 Ltd. (Australia)	62,436	157,189
Steel Dynamics, Inc.	6,000	653,580
United States Steel Corp.	42,000	1,050,420
Vale SA (Brazil)	6,400	86,012

		12,050,222

Multi-Utilities — 0.3%
Ameren Corp.	1,150	93,920
CenterPoint Energy, Inc.	24,464	713,126
CMS Energy Corp.	4,476	262,965
Consolidated Edison, Inc.	1,520	137,408
Dominion Energy, Inc.	7,271	376,565
DTE Energy Co.	830	91,317
E.ON SE (Germany)	154,837	1,977,951
Engie SA (France)	79,008	1,315,714
NiSource, Inc.	71,453	1,954,240
Public Service Enterprise Group, Inc.	5,472	342,602
Sempra Energy	10,950	1,594,210
WEC Energy Group, Inc.	1,360	120,006

		8,980,024

Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.	7,663	869,674
Boston Properties, Inc.	1,737	100,034
Japan Real Estate Investment Corp. (Japan)	19	72,306

		1,042,014

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 1.0%
APA Corp.	1,380	$47,155
BP PLC (United Kingdom)	395,043	2,300,090
Canadian Natural Resources Ltd. (Canada)	739	41,548
Cenovus Energy, Inc. (Canada)	7,057	119,858
Cheniere Energy, Inc.	5,100	777,036
Chevron Corp.	24,511	3,856,806
China Petroleum & Chemical Corp. (China) (Class H Stock)	348,000	204,603
ConocoPhillips	40,472	4,193,304
Coterra Energy, Inc.	3,430	86,779
Devon Energy Corp.	2,820	136,319
Diamondback Energy, Inc.	760	99,834
Eni SpA (Italy)	52,000	748,612
EOG Resources, Inc.	6,513	745,348
EQT Corp.	1,590	65,397
Equinor ASA (Norway)	48,739	1,419,225
Exxon Mobil Corp.	82,304	8,827,104
Hess Corp.	8,365	1,137,222
Inpex Corp. (Japan)	11,100	121,950
Kinder Morgan, Inc.	8,550	147,231
LUKOIL PJSC (Russia)^	3,042	—
Marathon Oil Corp.	2,920	67,218
Marathon Petroleum Corp.	9,240	1,077,384
Occidental Petroleum Corp.(a)	3,120	183,456
ONEOK, Inc.	6,820	420,930
PDC Energy, Inc.	2,584	183,826
Petroleo Brasileiro SA (Brazil), ADR	10,135	140,167
Phillips 66	5,430	517,913
Pioneer Natural Resources Co.	5,377	1,114,007
Repsol SA (Spain)	17,319	251,887
Shell PLC (Netherlands)	101,345	3,023,292
Southwestern Energy Co.*	134,300	807,143
Suncor Energy, Inc. (Canada)	4,399	129,040
Targa Resources Corp.	1,000	76,100
TotalEnergies SE (France)	35,615	2,044,466
TotalEnergies SE (France), ADR	3,032	174,764
Valero Energy Corp.	10,723	1,257,808
Williams Cos., Inc. (The)	28,955	944,802

		37,489,624

Passenger Airlines — 0.1%
Air Canada (Canada)*	6,655	125,539
Alaska Air Group, Inc.*	10,520	559,454
American Airlines Group, Inc.*	2,800	50,232
Delta Air Lines, Inc.*	6,521	310,008
Deutsche Lufthansa AG (Germany)*	121,538	1,246,196
Japan Airlines Co. Ltd. (Japan)	52,900	1,147,055
Qantas Airways Ltd. (Australia)*	23,896	99,028
Southwest Airlines Co.	2,560	92,698
United Airlines Holdings, Inc.*	20,670	1,134,163

		4,764,373

Personal Care Products — 0.1%
Amorepacific Corp. (South Korea)	730	54,338
Estee Lauder Cos., Inc. (The) (Class A Stock)	990	194,416
Kao Corp. (Japan)	7,100	257,658

	Shares	Value

COMMON STOCKS (continued)
Personal Care Products (cont’d.)
L’Oreal SA (France)	6,266	$2,922,939
Unilever PLC (United Kingdom)	29,363	1,529,056

		4,958,407

Pharmaceuticals — 1.5%
Astellas Pharma, Inc. (Japan)	23,600	351,462
AstraZeneca PLC (United Kingdom)	16,006	2,294,529
AstraZeneca PLC (United Kingdom), ADR	20,552	1,470,907
Bayer AG (Germany)	4,629	256,239
Bristol-Myers Squibb Co.	88,611	5,666,673
Catalent, Inc.*	830	35,989
Chugai Pharmaceutical Co. Ltd. (Japan)	10,300	293,334
Daiichi Sankyo Co. Ltd. (Japan)	12,495	397,020
Elanco Animal Health, Inc.*	60,200	605,612
Eli Lilly & Co.	13,335	6,253,848
GSK PLC	108,871	1,929,473
Ipsen SA (France)	12,272	1,477,258
Jazz Pharmaceuticals PLC*	1,100	136,367
Johnson & Johnson	45,709	7,565,754
Kyowa Kirin Co. Ltd. (Japan)	2,200	40,778
Merck & Co., Inc.	46,245	5,336,210
Novartis AG (Switzerland)	35,225	3,551,365
Novo Nordisk A/S (Denmark), ADR	2,091	338,386
Novo Nordisk A/S (Denmark) (Class B Stock)	26,789	4,327,491
Ono Pharmaceutical Co. Ltd. (Japan)	31,000	559,346
Organon & Co.	1,230	25,596
Otsuka Holdings Co. Ltd. (Japan)	4,600	168,736
Pfizer, Inc.	73,312	2,689,084
Roche Holding AG	14,211	4,341,035
Sanofi	28,479	3,065,929
Santen Pharmaceutical Co. Ltd. (Japan)	17,700	150,755
Shionogi & Co. Ltd. (Japan)	28,100	1,185,243
Viatris, Inc.	5,480	54,690
Zoetis, Inc.	2,010	346,142

		54,915,251

Professional Services — 0.2%
Automatic Data Processing, Inc.	7,950	1,747,331
BayCurrent Consulting, Inc. (Japan)	2,800	105,285
Broadridge Financial Solutions, Inc.	490	81,159
Ceridian HCM Holding, Inc.*(a)	690	46,209
Clarivate PLC*	48,900	466,017
Concentrix Corp.	8,100	654,075
Equifax, Inc.	500	117,650
Jacobs Solutions, Inc.	550	65,390
KBR, Inc.	2,876	187,113
Leidos Holdings, Inc.	5,710	505,221
Paychex, Inc.	1,340	149,906
Paycom Software, Inc.	210	67,460
Paylocity Holding Corp.*	1,800	332,154
Robert Half International, Inc.	470	35,353
Verisk Analytics, Inc.	1,770	400,073
Wolters Kluwer NV (Netherlands)	4,930	625,979

		5,586,375

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development — 0.1%
Capitaland India Trust (Singapore), UTS	60,300	$50,934
CBRE Group, Inc. (Class A Stock)*	1,380	111,380
CoStar Group, Inc.*	1,700	151,300
Daito Trust Construction Co. Ltd. (Japan)	800	81,045
Mitsui Fudosan Co. Ltd. (Japan)	10,200	203,300
NEPI Rockcastle NV (Romania)	9,021	52,795
New World Development Co. Ltd. (Hong Kong)	23,000	56,846
Nomura Real Estate Holdings, Inc. (Japan)	30,800	732,258
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	22,000	110,382
Zillow Group, Inc. (Class A Stock)*	6,100	300,120
Zillow Group, Inc. (Class C Stock)*	16,700	839,342

		2,689,702

Residential REITs — 0.1%
AvalonBay Communities, Inc.	1,956	370,212
Camden Property Trust	480	52,258
Canadian Apartment Properties REIT (Canada)	1,911	73,367
Equity LifeStyle Properties, Inc.	4,600	307,694
Equity Residential	13,850	913,685
Essex Property Trust, Inc.	280	65,604
Invitation Homes, Inc.	2,610	89,784
Mid-America Apartment Communities, Inc.	490	74,411
UDR, Inc.	1,380	59,285

		2,006,300

Retail REITs — 0.0%
Federal Realty Investment Trust	310	29,999
Kimco Realty Corp.	2,670	52,652
Realty Income Corp.	4,870	291,177
Regency Centers Corp.	680	42,004
Scentre Group (Australia)	58,900	104,165
Simon Property Group, Inc.	4,470	516,196
Unibail-Rodamco-Westfield (France)*	4,331	228,436

		1,264,629

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.*	15,466	1,761,732
Analog Devices, Inc.	5,297	1,031,909
Applied Materials, Inc.	9,694	1,401,171
ASM International NV (Netherlands)	1,351	573,640
ASML Holding NV (Netherlands) (XAMS)	5,368	3,893,564
ASML Holding NV (Netherlands) (XNGS)	1,343	973,339
Broadcom, Inc.	7,788	6,755,545
Enphase Energy, Inc.*	580	97,138
First Solar, Inc.*	3,000	570,270
Infineon Technologies AG (Germany)	47,169	1,942,526
Intel Corp.	26,560	888,166
KLA Corp.	595	288,587
Lam Research Corp.	5,523	3,550,516

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lattice Semiconductor Corp.*	10,623	$1,020,552
Marvell Technology, Inc.	24,100	1,440,698
Microchip Technology, Inc.	2,380	213,224
Micron Technology, Inc.	4,750	299,772
Monolithic Power Systems, Inc.	180	97,241
Novatek Microelectronics Corp. (Taiwan)	6,000	82,381
NVIDIA Corp.	42,398	17,935,202
NXP Semiconductors NV (China)	13,169	2,695,431
ON Semiconductor Corp.*	6,560	620,445
Qorvo, Inc.*	4,720	481,582
QUALCOMM, Inc.	21,817	2,597,096
Renesas Electronics Corp. (Japan)*	74,100	1,398,438
Rohm Co. Ltd. (Japan)	1,000	94,724
Skyworks Solutions, Inc.	10,600	1,173,314
SolarEdge Technologies, Inc.*	230	61,882
STMicroelectronics NV (Singapore)	33,394	1,665,472
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	15,449	1,559,113
Teradyne, Inc.(a)	670	74,591
Texas Instruments, Inc.	8,696	1,565,454
Universal Display Corp.	734	105,791

		58,910,506

Software — 1.9%
Adobe, Inc.*	9,000	4,400,910
ANSYS, Inc.*	370	122,200
Autodesk, Inc.*	930	190,287
Cadence Design Systems, Inc.*	2,966	695,586
Check Point Software Technologies Ltd. (Israel)*	2,732	343,194
Constellation Software, Inc. (Canada)	112	232,054
Dassault Systemes SE (France)	11,560	512,235
Dynatrace, Inc.*	21,100	1,086,017
Fair Isaac Corp.*	105	84,967
Fortinet, Inc.*	2,815	212,786
Gen Digital, Inc.	2,550	47,302
HubSpot, Inc.*	2,165	1,151,975
Intuit, Inc.	2,523	1,156,013
Microsoft Corp.	128,501	43,759,731
NCR Corp.*	40,100	1,010,520
Nice Ltd. (Israel)*	817	168,153
Oracle Corp.	16,988	2,023,101
Palo Alto Networks, Inc.*	9,319	2,381,098
PTC, Inc.*	460	65,458
Roper Technologies, Inc.	455	218,764
Salesforce, Inc.*	18,867	3,985,842
SAP SE (Germany)	2,267	309,689
ServiceNow, Inc.*	5,075	2,851,998
Synopsys, Inc.*	650	283,016
Teradata Corp.*	5,600	299,096
Tyler Technologies, Inc.*	175	72,882
WiseTech Global Ltd. (Australia)	4,415	236,813
Workday, Inc. (Class A Stock)*	6,300	1,423,107
Xero Ltd. (New Zealand)*	10,170	814,820
Zoom Video Communications, Inc. (Class A Stock)*	4,800	325,824

		70,465,438

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialized REITs — 0.2%
American Tower Corp.	6,960	$1,349,822
Crown Castle, Inc.	3,260	371,444
Digital Realty Trust, Inc.(a)	4,340	494,196
Equinix, Inc.	390	305,737
Extra Space Storage, Inc.(a)	570	84,845
Gaming & Leisure Properties, Inc.	5,694	275,931
Iron Mountain, Inc.	21,390	1,215,380
Public Storage	5,500	1,605,340
SBA Communications Corp.	852	197,460
VICI Properties, Inc.	4,150	130,434
Weyerhaeuser Co.	26,990	904,435

		6,935,024

Specialty Retail — 0.5%
Advance Auto Parts, Inc.	993	69,808
AutoNation, Inc.*	1,100	181,071
AutoZone, Inc.*	82	204,456
Bath & Body Works, Inc.	9,820	368,250
Best Buy Co., Inc.	3,203	262,486
CarMax, Inc.*	720	60,264
Fast Retailing Co. Ltd. (Japan)	2,100	538,597
Home Depot, Inc. (The)	12,060	3,746,318
Industria de Diseno Textil SA (Spain)	51,206	1,986,168
JD Sports Fashion PLC (United Kingdom)	676,572	1,256,798
Lowe’s Cos., Inc.	19,603	4,424,397
O’Reilly Automotive, Inc.*	755	721,252
Ross Stores, Inc.	1,500	168,195
TJX Cos., Inc. (The)	29,408	2,493,504
Tractor Supply Co.	470	103,917
Ulta Beauty, Inc.*	3,134	1,474,845
ZOZO, Inc. (Japan)	4,700	97,500

		18,157,826

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	242,524	47,042,380
Canon, Inc. (Japan)(a)	30,500	801,743
Dell Technologies, Inc. (Class C Stock)	3,827	207,079
FUJIFILM Holdings Corp. (Japan)	26,200	1,561,079
Hewlett Packard Enterprise Co.	67,900	1,140,720
HP, Inc.	3,920	120,383
NetApp, Inc.	930	71,052
Samsung Electronics Co. Ltd. (South Korea)	7,408	407,909
Seagate Technology Holdings PLC	4,982	308,236
Western Digital Corp.*	1,350	51,206

		51,711,787

Textiles, Apparel & Luxury Goods — 0.4%
Brunello Cucinelli SpA (Italy)	4,333	381,499
Burberry Group PLC (United Kingdom)	11,849	319,727
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	11,426	1,940,912
Hermes International (France)	1,634	3,551,857
Lululemon Athletica, Inc.*	4,578	1,732,773
LVMH Moet Hennessy Louis Vuitton SE (France)	5,441	5,130,386
Moncler SpA (Italy)	7,354	508,807

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	8,080	$891,790
On Holding AG (Switzerland) (Class A Stock)*(a)	12,689	418,737
Ralph Lauren Corp.(a)	200	24,660
Skechers USA, Inc. (Class A Stock)*	12,500	658,250
Tapestry, Inc.	1,080	46,224
VF Corp.	1,540	29,399

		15,635,021

Tobacco — 0.2%
Altria Group, Inc.	22,460	1,017,438
British American Tobacco PLC (United Kingdom)	65,876	2,188,760
Imperial Brands PLC (United Kingdom)	21,075	466,484
Japan Tobacco, Inc. (Japan)(a)	82,200	1,800,672
Philip Morris International, Inc.	20,226	1,974,462

		7,447,816

Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	17,990	1,247,263
Bunzl PLC (United Kingdom)	5,712	217,673
Core & Main, Inc. (Class A Stock)*	2,927	91,732
Fastenal Co.	2,470	145,705
Howden Joinery Group PLC (United Kingdom)	17,616	143,929
IMCD NV (Netherlands)	962	138,442
ITOCHU Corp. (Japan)	13,600	540,213
Marubeni Corp. (Japan)	17,400	296,566
Mitsubishi Corp. (Japan)	42,800	2,069,248
Mitsui & Co. Ltd. (Japan)	51,700	1,956,733
Sojitz Corp. (Japan)	5,200	115,078
Sumitomo Corp. (Japan)	2,900	61,524
Toromont Industries Ltd. (Canada)	1,457	119,695
United Rentals, Inc.	290	129,157
W.W. Grainger, Inc.	1,890	1,490,435

		8,763,393

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	936	151,488

Water Utilities — 0.0%
American Water Works Co., Inc.	820	117,055

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	22,200	685,605
T-Mobile US, Inc.*	12,851	1,785,004
Vodafone Group PLC (United Kingdom)	79,152	74,627

		2,545,236

TOTAL COMMON STOCKS (cost $867,063,069)		912,685,532

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	5,858	727,732
Volkswagen AG (Germany) (PRFC)	2,296	308,749

		1,036,481

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

			Shares	Value

PREFERRED STOCKS (continued)
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)			33,105	$173,262

TOTAL PREFERRED STOCKS (cost $1,118,787)				1,209,743

			Units

RIGHTS* — 0.0%
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., expiring 12/31/23^			180	—

Real Estate Management & Development — 0.0%
Capitaland India Trust (Singapore), expiring 07/17/23			7,176	437

TOTAL RIGHTS (cost $0)				437

			Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.8%
iShares Core S&P 500 ETF(a)			12,122	5,402,896
iShares Core U.S. Aggregate Bond ETF			252,119	24,695,056
iShares iBoxx $ Investment Grade Corporate Bond ETF			208,255	22,520,696
iShares JP Morgan USD Emerging Markets Bond ETF			54,600	4,725,084
iShares MSCI EAFE ETF(a)			74,900	5,430,250
iShares Preferred & Income Securities ETF(a)			30,000	927,900
iShares Russell 1000 Growth ETF			59,448	16,358,901
iShares Russell 1000 Value ETF			47,784	7,541,749
SPDR S&P 500 ETF Trust			6,126	2,715,533
Vanguard Total Bond Market ETF			176,280	12,813,793

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $99,729,024)				103,131,858

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 8.0%
Automobiles — 0.2%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		387	375,635
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		523	512,793
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		400	397,775
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		1,000	916,772
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	342,314

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		155	$139,766
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25		451	439,112
Series 2023-01, Class A1, 144A
4.920%	05/15/28		400	395,549
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		91	88,299
Series 2021-03, Class D, 144A
1.009%	02/26/29		109	103,146
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		420	404,203
Westlake Automobile Receivables Trust,
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25		7	7,277
Series 2021-02A, Class B, 144A
0.620%	07/15/26		335	330,493
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
5.437%(c)	08/20/29		813	806,265
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	267,058

				5,526,457

Collateralized Loan Obligations — 7.7%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
6.640%(c)	04/20/32		570	564,922
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.355%(c)	10/25/33		4,260	4,216,241
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	07/15/31		1,429	1,414,685
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.460%(c)	10/20/34		7,500	7,314,720
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.131%(c)	04/25/34	EUR	2,357	2,503,965
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.947%(c)	04/15/32	EUR	7,862	8,396,067

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.855%(c)	07/25/34		1,483	$1,454,221
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	10/17/32		1,000	983,898
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.270%(c)	10/15/33		780	771,509
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.400%(c)	05/17/31		1,429	1,410,926
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.430%(c)	10/15/34		17,300	16,958,619
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.499%(c)	08/20/32		1,250	1,235,462
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.777%(c)	04/15/31	EUR	2,859	3,052,414
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.167%(c)	10/15/35	EUR	12,235	12,902,411
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	01/20/35		1,780	1,741,135
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	07/20/34		3,432	3,356,814
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.262%(c)	04/18/31		967	958,822
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
6.290%(c)	04/20/31		2,002	1,984,993
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.305%(c)	08/26/32	EUR	10,250	10,923,506
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.540%(c)	07/15/29		442	439,008
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.368%(c)	07/15/31		2,859	2,827,257

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34		15,000	$14,720,865
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.500%(c)	04/15/33		1,290	1,279,054
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.409%(c)	10/29/29		219	217,445
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
6.270%(c)	04/15/31		570	565,109
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.400%(c)	04/15/34		2,859	2,785,234
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.488%(c)	10/20/31		2,286	2,265,426
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.621%(c)	04/15/33		2,859	2,803,081
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.161%(c)	04/25/34	EUR	1,429	1,523,270
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.326%(c)	02/05/31		357	354,050
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.405%(c)	10/19/28		731	724,494
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
6.321%(c)	04/21/31		1,612	1,596,558
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
3.827%(c)	07/15/31	EUR	3,432	3,647,816
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.405%(c)	04/25/30		637	632,893
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34		11,875	11,581,569
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.280%(c)	10/17/31		2,570	2,535,808

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.340%(c)	10/15/32	2,680	$2,646,687
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
6.010%(c)	04/15/29	1,701	1,683,816
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.375%(c)	04/25/32	2,002	1,983,313
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34	21,500	21,074,128
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.198%(c)	10/12/30	2,202	2,175,610
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
6.380%(c)	07/15/31	2,859	2,817,979
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.592%(c)	10/13/27	248	248,144
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
6.480%(c)	10/15/34	5,000	4,871,837
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.348%(c)	04/26/31	570	565,417
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
6.340%(c)	04/17/31	7,041	6,963,792
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.270%(c)	07/17/29	1,402	1,392,580
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.350%(c)	10/20/31	10,000	9,865,564
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.549%(c)	10/30/30	2,885	2,866,344
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.280%(c)	04/15/31	1,358	1,335,765
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.390%(c)	01/17/31	1,027	1,023,392
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
6.360%(c)	07/16/31	1,713	1,701,598

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
7.100%(c)	07/20/34		806	$790,373
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.440%(c)	10/15/34		7,500	7,345,462
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
6.410%(c)	07/15/31		2,859	2,827,276
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.410%(c)	10/20/31		570	565,001
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	10/20/34		7,500	7,350,390
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.365%(c)	04/25/31		4,288	4,248,711
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.338%(c)	01/26/31		1,146	1,129,362
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
6.210%(c)	04/15/29		476	473,045
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.027%(c)	01/17/32	EUR	10,000	10,665,571
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.091%(c)	04/25/30	EUR	1,001	1,074,630
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
6.220%(c)	04/16/31		396	391,822
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.479%(c)	10/29/34		5,810	5,665,854
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.328%(c)	10/20/32		12,500	12,302,235
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.435%(c)	07/25/34		2,859	2,826,452
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.500%(c)	01/17/30		1,426	1,412,207

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.483%(c)	04/23/32	3,400	$3,366,233
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.540%(c)	04/15/33	863	851,152
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
6.420%(c)	07/20/32	3,959	3,885,297
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	01/17/31	1,584	1,560,977
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.403%(c)	07/24/32	15,000	14,814,795
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34	4,020	3,937,148

			283,344,226

Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	201	195,855
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	397	382,807
Series 2022-X01, Class A, 144A
1.750%	02/15/27	84	82,121
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	107	102,329
Series 2022-A, Class A, 144A
1.710%	02/20/35	871	835,016
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	250	215,669
Series 2021-02A, Class C, 144A
3.090%	04/20/32	200	160,453
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31	10	9,727
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	267,681
Series 2023-01A, Class A, 144A
5.500%	06/14/38	800	785,314
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	60	59,282
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	200	193,493

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2021-01, Class C, 144A
1.610%	09/25/30		200	$185,431
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	183,527
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		253	248,465

				3,907,170

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.790%(c)	05/25/34		24	22,826
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
6.650%(c)	03/25/43		12	11,556
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.850%(c)	09/25/34		18	13,905
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.790%(c)	08/25/33		21	19,793

				68,080

Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
7.950%(c)	06/25/24		580	557,201

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.750%(c)	02/25/34		6	5,209
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.418%(c)	10/25/34		12	11,810
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.200%(c)	11/25/34		7	7,390
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.422%(c)	11/25/60	EUR	305	317,786
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
6.995%(c)	01/25/35		16	14,967

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
6.078%(c)	09/25/34	52	$50,486

			407,648

Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	16	15,799
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	91	83,795
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	162	148,978

			248,572

TOTAL ASSET-BACKED SECURITIES (cost $303,850,246)			294,059,354

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	115	105,520
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	375	330,514
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.893%(c)	09/15/38	300	277,811
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.543%(c)	09/15/38	600	554,495
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	340	308,716
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	360	328,839
Series 2016-C07, Class A2
3.585%	12/10/54	337	314,855
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50	370	340,865
Series 2019-GC41, Class A4
2.620%	08/10/56	375	317,894
Commercial Mortgage Trust,
Series 2014-UBS04, Class A3
3.430%	08/10/47	66	65,456
Series 2014-UBS06, Class A4
3.378%	12/10/47	248	237,807
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	125	107,751

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		285	$258,201
Series 2018-CX12, Class A3 (original cost $300,200; purchased 07/09/21)(f)
3.959%	08/15/51		265	247,462
Series 2019-C17, Class A4
2.763%	09/15/52		145	122,254
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.661%(c)	08/07/30	GBP	591	731,673
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		335	305,771
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		195	152,556
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.811%(cc)	09/25/24		153	978
Series K052, Class X1, IO
0.766%(cc)	11/25/25		12,842	149,734
Series K055, Class X1, IO
1.475%(cc)	03/25/26		3,022	94,706
Series K097, Class X1, IO
1.220%(cc)	07/25/29		1,537	82,082
Series K131, Class X1, IO
0.830%(cc)	07/25/31		15,074	702,415
Series K154, Class A2
4.350%(cc)	01/25/33		315	311,748
Series K736, Class X1, IO
1.411%(cc)	07/25/26		218	6,768
Series K741, Class X1, IO
0.654%(cc)	12/25/27		214	4,437
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
7.293%(c)	10/15/36		360	323,506
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
8.743%(c)	10/15/36		560	498,061
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		173	166,680
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
7.833%(c)	06/15/38		1,150	966,128
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
8.583%(c)	06/15/38		625	512,541
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.967%(c)	03/15/39		400	380,385
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.417%(c)	03/15/39		1,050	990,148

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		65	$56,112
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		700	614,575
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)
7.011%(c)	03/15/36		150	135,466
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.819%(c)	08/17/31	GBP	1,782	2,052,931
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4 (original cost $492,468; purchased 07/09/21)(f)
4.030%	08/15/51		435	399,862
Series 2019-C16, Class A3
3.344%	04/15/52		375	339,952
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		56	54,913
Series 2017-C38, Class A4
3.190%	07/15/50		338	309,020
Series 2019-C49, Class A3
3.749%	03/15/52		495	470,047
Series 2019-C52, Class A4
2.643%	08/15/52		240	206,743

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,049,469)				14,938,378

CORPORATE BONDS — 8.6%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		2,000	1,946,929
2.196%	02/04/26		613	562,914
3.625%	02/01/31		820	739,182
5.705%	05/01/40		50	49,856
5.805%	05/01/50		510	507,243
5.930%	05/01/60		90	89,092
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		170	168,397
7.500%	03/15/25		226	225,717
7.500%	02/01/29		125	123,125
7.875%	04/15/27(a)		3,133	3,117,335
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		275	274,430
5.100%	11/15/27		1,335	1,358,754
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		375	307,618
5.375%	02/27/53		235	244,044

				9,714,636

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Agriculture — 0.1%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	1,000	$985,378
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,645	2,302,240

				3,287,618

Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		100	98,844
5.750%	04/20/29		115	111,290
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,940	1,843,234
4.625%	04/15/29		90	82,013

				2,135,381

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		30	28,006
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		260	215,795
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)		2,585	2,523,382

				2,767,183

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		925	726,416
4.750%	01/15/43		472	362,370
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		500	427,430
4.375%	08/06/23		200	199,642
6.800%	05/12/28		575	576,306
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		285	279,134
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		345	344,737
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		275	219,829
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	729,557

				3,865,421

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		60	$59,138
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		540	453,201
4.500%	02/15/32		450	373,335
5.625%	06/15/28(a)		625	591,237

				1,476,911

Banks — 1.4%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	800	532,146
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	723,885
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		400	374,992
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		400	396,000
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	300	323,137
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		790	643,004
Sr. Unsec’d. Notes, MTN
2.972%(ff)	02/04/33		20	16,651
3.194%(ff)	07/23/30		2	1,765
4.827%(ff)	07/22/26		365	358,588
Sub. Notes
2.482%(ff)	09/21/36		235	179,465
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		340	338,043
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		330	323,956
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		345	332,555
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
3.750%	02/01/33	EUR	200	211,341
4.375%	05/02/30	EUR	300	324,324
Sub. Notes
3.875%(ff)	06/16/32	EUR	900	917,774
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	5,000	116,270
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	450	365,906
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	195	184,940

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	200	$206,904
Sr. Unsec’d. Notes, 144A
5.335%(ff)	06/12/29		355	350,312
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	400	349,592
2.125%(ff)	01/23/27	EUR	700	715,339
3.875%(ff)	01/10/31	EUR	300	322,029
Sub. Notes, EMTN
1.125%(ff)	01/15/32	EUR	100	92,703
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		1,172	1,049,095
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	300	306,486
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		600	592,215
Cie de Financement Foncier SA (France),
Covered Bonds, Series DOM
0.875%	09/11/28	EUR	1,800	1,728,984
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		605	507,039
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		150	129,056
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	523,559
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29		1,405	1,323,460
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		190	174,898
Sub. Notes
6.174%(ff)	05/25/34		480	483,341
Commerzbank AG (Germany),
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	03/21/28	EUR	400	428,575
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	2,900	2,458,597
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	245,415
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
3.875%	11/28/34	EUR	200	215,860
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	900	947,018
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		335	289,910
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	972,911
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	268,233

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	950	$537,699
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	400	391,418
3.400%	08/18/25	CNH	1,320	180,771
3.500%	07/02/25	CNH	2,200	301,563
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		535	440,038
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,000	786,987
2.615%(ff)	04/22/32		205	168,051
3.102%(ff)	02/24/33		560	473,149
3.375%	03/27/25	EUR	1,786	1,920,895
4.482%(ff)	08/23/28		380	367,626
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	640	571,418
3.000%(ff)	07/22/28	GBP	800	870,996
Sr. Unsec’d. Notes, EMTN
4.787%(ff)	03/10/32	EUR	180	196,711
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	900	803,884
3.869%(ff)	03/28/26		390	374,740
5.250%(ff)	11/14/33	EUR	500	574,084
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54		200	199,124
Israel Discount Bank Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
5.375%	01/26/28		300	294,891
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		605	564,681
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	675	775,162
1.953%(ff)	02/04/32		35	27,894
2.069%(ff)	06/01/29		420	360,625
2.545%(ff)	11/08/32		430	351,909
2.580%(ff)	04/22/32		636	528,092
4.586%(ff)	04/26/33		175	166,842
4.851%(ff)	07/25/28		365	360,066
4.912%(ff)	07/25/33		480	469,290
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29		200	198,774
Sr. Unsec’d. Notes, EMTN
4.375%(ff)	04/19/30	EUR	600	648,254
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,910	1,973,214
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,209	953,385

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34		360	$328,459
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	303,112
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25		425	416,526
4.656%(ff)	03/02/29	EUR	250	273,878
5.123%(ff)	02/01/29		95	93,750
5.250%(ff)	04/21/34		580	572,439
5.789%(ff)	11/18/33	GBP	380	461,535
6.342%(ff)	10/18/33		375	399,056
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		100	60,750
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		700	595,879
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32		215	167,760
2.943%(ff)	01/21/33		485	403,106
3.622%(ff)	04/01/31		83	74,844
Sub. Notes
2.484%(ff)	09/16/36		260	196,794
NatWest Group PLC (United Kingdom),
Sub. Notes
3.622%(ff)	08/14/30	GBP	555	648,314
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	2,149	2,094,064
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	137,968
Gtd. Notes, MTN
4.900%	02/01/28	AUD	550	355,864
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
6.833%(ff)	11/21/26		735	735,511
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		200	156,255
Sr. Unsec’d. Notes, EMTN
0.250%	07/08/27	EUR	800	743,451
1.250%	12/07/27	GBP	800	800,329
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	963,712
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		340	337,198
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		55	55,048
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		95	95,597

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	470	$354,743
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		850	766,277
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		855	849,765
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	740	754,720
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		70	67,101

				52,442,311

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		670	652,375
4.900%	02/01/46		645	615,854
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		335	308,007
4.439%	10/06/48		180	162,366
5.550%	01/23/49		125	131,649
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.200%	10/24/25		200	200,430
5.300%	10/24/27		1,085	1,100,866
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
4.125%	03/23/35	EUR	410	460,786
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28		225	216,857

				3,849,190

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		255	237,963
5.150%	03/02/28		785	783,936
5.250%	03/02/30		305	305,821
5.600%	03/02/43		105	105,246
5.650%	03/02/53		70	70,966
5.750%	03/02/63		70	71,148

				1,575,080

Building Materials — 0.2%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		963	900,601
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		500	487,508

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		6	$4,901
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		250	210,000
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	535	493,375
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,585	2,445,293
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,400	1,213,257

				5,754,935

Chemicals — 0.0%
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		190	187,152
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	03/27/28		100	97,844
5.800%	03/27/53		215	215,760
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		75	60,986

				561,742

Commercial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,205	892,779
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,155,750
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	700	667,275
2.000%	01/15/30	EUR	620	567,187
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	545	481,732
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	300	308,327
4.250%	09/25/30	GBP	500	572,478
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		205	200,358
5.400%	05/01/53		80	79,889
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes
7.250%	05/15/28		300	323,841
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		300	326,081

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	3,510	$3,180,510
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		282	193,969
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		450	415,401
2.700%	03/01/29		670	604,790
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,375	1,165,904
3.875%	02/15/31		30	26,001
4.875%	01/15/28(a)		130	123,684
5.250%	01/15/30		2,035	1,942,774

				13,228,730

Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33		70	70,782
5.100%	03/22/43		100	101,621

				172,403

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,070	1,798,196

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		470	419,418
American Express Co.,
Sr. Unsec’d. Notes
5.043%(ff)	05/01/34		130	127,157
BlackRock, Inc.,
Sr. Unsec’d. Notes
4.750%	05/25/33		600	590,115
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		226	217,948
BPCE SFH SA (France),
Covered Bonds
3.000%	10/17/29	EUR	1,500	1,602,191
Capital One Financial Corp.,
Sr. Unsec’d. Notes
6.312%(ff)	06/08/29		570	566,429
6.377%(ff)	06/08/34		345	342,542
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	3,901	3,890,014
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,681	1,625,563

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		225	$173,246
4.600%	03/15/33(a)		650	629,918
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		1,350	1,256,069
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		1,130	1,028,119
4.000%	04/20/28		715	691,890
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		3,060	3,012,234
8.250%	10/01/23		574	576,676
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	1,215	1,243,891
Gtd. Notes, 144A
1.250%	09/27/30		4,723	3,762,612
1.850%	05/03/32	EUR	923	876,232
2.000%	04/16/31		3,077	2,553,760
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	2,094	1,933,147
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	526,930
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	350	314,966
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	280	282,304

				28,243,371

Electric — 0.9%
Alabama Power Co.,
Sr. Unsec’d. Notes, Series B
3.700%	12/01/47		85	66,127
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		105	114,828
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		25	22,255
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	900	804,569
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		255	212,712
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		610	494,897
4.500%	02/15/28		1,315	1,190,477
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		45	38,186

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
5.000%	02/01/31		630	$521,131
5.125%	03/15/28		2,915	2,611,955
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		897	736,032
Commonwealth Edison Co.,
First Mortgage
5.300%	02/01/53		305	311,217
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		210	146,151
4.500%	05/15/58		40	33,585
6.150%	11/15/52		185	203,930
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		250	203,012
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		1,485	1,454,523
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		117	66,988
3.600%	08/15/32		340	306,830
4.200%	09/01/52		160	137,236
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		234	223,802
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		155	149,060
4.500%	08/15/32		280	264,385
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	600	632,704
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	400	336,969
4.000%	01/11/35	EUR	200	216,971
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		2,200	2,043,558
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		230	225,647
Exelon Corp.,
Sr. Unsec’d. Notes
3.350%	03/15/32		410	356,467
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		75	69,322
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53		155	160,467
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33		85	83,894
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	881,686

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	$530,550
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		55	54,242
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	540	573,300
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.809%	06/12/33		190	193,192
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	505	456,287
3.245%	03/30/34	EUR	135	132,803
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		103	66,119
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		216	187,742
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		285	228,481
5.783%	09/16/52		270	271,024
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,330	1,261,120
Gtd. Notes, 144A
3.375%	02/15/29		170	139,650
3.625%	02/15/31		1,630	1,275,157
3.875%	02/15/32		55	42,518
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		300	282,643
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52		340	331,667
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	600	600,876
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		150	101,236
4.950%	07/01/50		120	94,422
6.100%	01/15/29		465	457,755
6.150%	01/15/33		420	412,471
6.400%	06/15/33		180	178,966
6.700%	04/01/53		85	83,605
6.750%	01/15/53		210	207,287
Sr. Sec’d. Notes
3.250%	06/01/31		240	195,323
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	400	328,368
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		275	222,518

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		270	$259,167
3.700%	04/01/29		20	18,300
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27		130	133,076
5.950%	11/01/32		85	89,127
First Ref. Mortgage
4.000%	04/01/47		10	7,970
4.650%	10/01/43		25	21,880
First Ref. Mortgage, Series 08-A
5.950%	02/01/38		21	21,620
First Ref. Mortgage, Series C
4.125%	03/01/48		19	15,449
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		365	362,342
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		201	174,608
Union Electric Co.,
First Mortgage
3.900%	04/01/52		75	61,092
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,050	916,863
8.000%(ff)	10/15/26(oo)		2,800	2,620,406
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		5,335	5,003,041
5.500%	09/01/26		20	19,267
5.625%	02/15/27		20	19,173
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		465	449,108
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		173	125,531

				34,548,915

Electrical Components & Equipment — 0.0%
Schneider Electric SE,
Sr. Unsec’d. Notes, EMTN
1.500%	01/15/28	EUR	200	200,074

Electronics — 0.1%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	975	1,042,195
4.125%	11/02/34	EUR	705	776,568

				1,818,763

Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	900	794,259

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	800	$820,102
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		450	385,761

				2,000,122

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		425	427,069
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		550	480,155
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,325	977,331
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		410	395,536
3.755%	03/15/27(a)		550	513,191
4.054%	03/15/29		70	63,972
5.050%	03/15/42		605	507,550
5.141%	03/15/52		15	12,232
6.412%	03/15/26		580	580,421
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	41,244

				3,998,701

Foods — 0.3%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		825	716,384
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	4,095	4,344,216
4.500%	02/16/26	GBP	220	238,706
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,159,804
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,372	1,288,370
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28		500	479,030
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		25	22,346
4.375%	01/31/32		745	664,313
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	671	660,432
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	620	622,904

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		625	$533,378

				11,729,883

Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		220	186,626

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		331	304,447
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		632	545,459
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	275	221,564
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		285	315,684
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		100	83,071
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	600	517,359

				1,987,584

Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		425	416,010
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	495	471,760
2.650%	06/01/30		73	63,617
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		475	472,724
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		725	630,583
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		875	759,515
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	11/21/34	EUR	1,110	1,189,474

				4,003,683

Healthcare-Services — 0.3%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		193	153,739

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		779	$655,683
3.910%	10/01/50		60	46,398
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		125	100,242
4.625%	06/01/30		2,015	1,730,256
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29		150	150,780
5.900%	06/01/53		185	183,417
Gtd. Notes, 144A
3.625%	03/15/32		795	690,273
4.625%	03/15/52		250	205,285
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	2,600	2,418,280
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		1,725	1,633,337
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28		720	624,641
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)		1,050	1,010,625
Sr. Sec’d. Notes
4.250%	06/01/29		450	406,536
4.375%	01/15/30		125	112,794
4.875%	01/01/26		5	4,871
5.125%	11/01/27		1,475	1,408,214
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		252	178,486
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		140	117,369
4.375%	03/15/42		110	100,028
4.750%	07/15/45		46	43,984
4.750%	05/15/52		50	47,472
5.200%	04/15/63		100	99,753
5.250%	02/15/28		235	239,589
5.875%	02/15/53		85	94,292

				12,456,344

Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		2,317	2,213,337
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	47,169
7.250%	10/15/29		1,123	1,094,340

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		265	$240,488
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,225	1,796,687
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,257
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		1,745	1,496,337
5.250%	12/15/27		25	23,250
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		45	44,275
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		1,092	1,014,567

				8,051,707

Insurance — 0.1%
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		165	164,470
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	1,000	1,058,171
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	705	768,534
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		225	214,418
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		450	378,097
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		416	353,807
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	600	658,765
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	500	433,745
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		945	695,676

				4,725,683

Internet — 0.1%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.625%	11/12/28	EUR	550	592,922
4.250%	05/15/29	EUR	1,540	1,701,013
4.500%	11/15/31	EUR	405	454,428

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Internet (cont’d.)
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.800%	05/15/30		210	$209,853
5.600%	05/15/53		530	544,230
5.750%	05/15/63		110	113,728
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		400	293,480

				3,909,654

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	400	383,971

Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	202,896

Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		275	257,125
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		150	152,031
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		400	366,000

				775,156

Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		155	129,249
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		65	63,047
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		550	533,391
3.500%	08/18/26		190	176,921

				902,608

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		250	255,120
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26		480	479,021

				734,141

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		885	703,919

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		661	$533,986
4.250%	01/15/34		900	680,442
4.500%	08/15/30		55	45,816
4.500%	06/01/33		395	310,228
4.750%	03/01/30(a)		551	471,468
5.000%	02/01/28		115	104,824
5.125%	05/01/27		441	410,117
5.375%	06/01/29		250	226,043
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		730	475,618
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		100	100,536
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		1,425	1,186,462
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	690,039
5.750%	01/15/30		1,000	472,151
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		465	385,982
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		140	65,316
5.875%	11/15/24		280	246,212
7.750%	07/01/26		3,065	1,879,709
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	1,262	1,351,486

				10,340,354

Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	695	765,821
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.700%	01/30/50		200	150,840
5.125%	02/02/33		400	394,252
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes
6.200%	04/14/52		200	180,272
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		200	188,496
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32		200	188,496

				1,868,177

Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		265	251,721

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
4.700%	08/23/52		175	$167,853

				419,574

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	220,054
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	1,340	1,442,898
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	167,585
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	539	459,485
3.000%	10/14/33	EUR	1,835	1,994,513

				4,284,535

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		560	503,822

Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		455	375,303
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33		685	685,271
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		250	231,573
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		735	710,930
9.000%	11/01/27		35	43,378
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		10	6,849
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	183	144,795
3.625%(ff)	03/22/29(oo)	EUR	600	568,705
Gtd. Notes, EMTN
1.231%	05/08/31	EUR	100	88,711
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		325	298,520
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		580	550,747
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	220,940
Civitas Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	07/01/28		250	252,905

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		494	$497,886
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		100	98,823
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		370	354,654
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	500	545,782
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		484	464,981
7.300%	08/15/31		115	126,189
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		140	127,578
6.000%	04/15/30		550	501,613
6.000%	02/01/31		140	125,868
6.250%	04/15/32		700	627,300
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		45	42,075
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.625%	09/01/30		415	431,173
6.950%	07/01/24		180	181,746
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,150	1,241,702
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	1,800	1,622,848
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	167,950
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		200	152,624
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		1,635	1,607,818
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		840	697,389
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		115	85,612
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	600	543,127
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	300	255,183

				14,678,548

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		875		$868,580
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		350		305,446

					1,174,026

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		222		193,222
4.250%	11/21/49		945		814,276
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	08/17/48		90		83,334
6.450%	09/15/37		470		537,243
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		324		177,830
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		120		48,600
5.000%	02/15/29		639		255,600
5.250%	01/30/30		2,105		831,475
5.250%	02/15/31		450		180,000
6.250%	02/15/29		1,525		625,250
Bayer AG (Germany),
Sr. Unsec’d. Notes
1.375%	07/06/32	EUR	500		432,945
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		160		112,388
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26		1,110		1,111,338
CVS Health Corp.,
Sr. Unsec’d. Notes
3.750%	04/01/30		—(r	)	—
5.300%	06/01/33		525		524,085
5.875%	06/01/53		265		272,237
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26(a)		1,250		1,251,681
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		25		17,253
4.500%	05/17/33		265		263,003
5.000%	05/17/53		175		177,188
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26(a)		735		725,563
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		480		379,020

					9,013,531

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,225	$1,137,557
7.875%	05/15/26	490	498,110
Enbridge, Inc. (Canada),
Gtd. Notes
5.969%	03/08/26	960	961,228
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	915	778,165
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	935	844,438
Sr. Unsec’d. Notes
5.400%	10/01/47	430	380,289
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	355	300,727
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	205	209,057
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	379	363,179
5.200%	03/01/47	245	215,272
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	615	467,736
6.100%	11/15/32	200	203,447
6.350%	01/15/31	245	252,192
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	602	530,535
7.500%	10/01/25	325	326,080
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53	340	348,436
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	35	30,574
4.125%	08/15/31	35	30,133
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%(cc)	02/01/25	45	43,049
4.300%(cc)	02/01/30	745	670,583
5.300%	03/01/48	40	33,471
5.450%	04/01/44	235	199,607
5.500%(cc)	02/01/50	25	20,760
6.150%	04/01/33	110	110,736
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	213	201,159
4.500%	11/15/23	1,478	1,471,208
4.550%	06/24/24	435	429,194
4.650%	08/15/32	5	4,736

			11,061,658

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate — 0.2%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,000	$988,148
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	900	623,419
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	200	163,199
1.625%	04/20/30	EUR	100	76,387
2.200%	07/24/25	EUR	700	695,572
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,620	2,343,449
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	902,995
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	157,533
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	406,336
3.200%	08/14/27	CNH	7,000	956,927

				7,313,965

Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		735	655,716
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	1,000	899,288
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		525	385,219
9.750%	06/15/25		150	144,096
Sr. Unsec’d. Notes
4.750%	05/01/24		175	163,007
4.750%	02/15/28		2,219	1,511,697
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	363,149
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	660	643,416
4.625%	08/01/29		280	212,042
5.000%	10/15/27		25	21,040
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	805	882,263
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	400	433,957
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		650	561,887

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		385	$361,026
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		55	52,630
4.125%	08/15/30		10	8,812
4.250%	12/01/26		30	28,118
4.500%	09/01/26		125	117,915
4.500%	01/15/28		440	405,589
4.625%	06/15/25		70	67,696
5.625%	05/01/24		5	4,971
5.750%	02/01/27		5	4,904
Welltower OP LLC,
Gtd. Notes
4.800%	11/20/28	GBP	600	685,102

				8,613,540

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		490	446,816
CK Hutchison International 23 Ltd. (United Kingdom),
Gtd. Notes, 144A
4.875%	04/21/33		480	475,315
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	657	678,880
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	4,970	5,158,880
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	300,842
3.875%	10/01/31		425	291,310
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		220	197,696
3.300%	04/15/40		375	304,545
4.950%	09/15/52		95	94,295
McDonald’s Corp.,
Sr. Unsec’d. Notes, GMTN
4.250%	03/07/35	EUR	200	223,113

				8,171,692

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		120	109,952
Gtd. Notes, 144A
1.950%	02/15/28		326	282,085
2.600%	02/15/33		565	440,432
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		55	45,079
4.150%	04/15/32		190	172,047

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
4.875%	02/10/26		525	$523,615

				1,573,210

Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23		1,500	1,489,622
6.250%	11/09/32		85	90,181

				1,579,803

Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		490	424,438
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		200	173,438
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	519	506,581
1.700%	03/25/26		415	378,092
2.550%	12/01/33		235	183,910
3.500%	06/01/41		215	165,184
3.550%	09/15/55		345	241,529
3.650%	09/15/59		32	22,260
3.950%	04/30/31	EUR	1,185	1,279,971
5.200%	11/18/33	GBP	280	331,064
5.539%	02/20/26		675	675,147
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	310	287,329
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	234,975
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	600	620,052
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	66,476
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		350	357,361
7.625%	03/01/26		25	25,962
7.875%	09/15/23		1,255	1,258,808
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	46,056
2.625%	02/15/29		370	321,288
2.875%	02/15/31		284	240,809
3.000%	02/15/41		310	226,358
3.875%	04/15/30		525	483,950
4.750%	02/01/28		35	34,021
4.950%	03/15/28		335	329,966
5.050%	07/15/33		340	333,846

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24(a)		1,350	$1,334,145

				10,583,016

Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51		20	14,114
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	850	910,162
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
1.000%	09/17/34	EUR	100	81,658
1.375%	04/21/32	EUR	100	89,858
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	300	237,858
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	100,823

				1,434,473

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		347	303,518
3.250%	06/01/51		300	218,455
3.450%	05/01/50		37	27,671
4.200%	09/01/48		125	105,468
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	200	192,092

				847,204

TOTAL CORPORATE BONDS (cost $361,690,230)				316,950,747

FLOATING RATE AND OTHER LOANS — 0.2%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
9.292%(c)	04/21/28		908	906,196

Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%
9.193%(c)	08/12/28		190	190,258

Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.750%
9.010%(c)	03/01/29		2,203	2,100,086

Diversified Financial Services — 0.0%
Avolon TLB Borrower 1 U.S. LLC (Ireland),
Term B4 Loans, 1 Month LIBOR + 1.500%
6.646%(c)	02/12/27		598	589,327

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Diversified Financial Services (cont’d.)
Hudson River Trading LLC,
Term Loan, 1 Month SOFR + 3.000%
8.217%(c)	03/20/28	349	$339,179

			928,506

Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term loan
8.025%(c)	08/24/26	1,915	59,055

Retail — 0.0%
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
8.943%(c)	03/06/28	673	667,396

Telecommunications — 0.1%
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
8.981%(c)	05/27/24	1,157	1,059,250
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, 3 Month SOFR + 4.250%
9.543%(c)	02/01/29	346	343,535

			1,402,785

TOTAL FLOATING RATE AND OTHER LOANS (cost $6,693,492)			6,254,282

MUNICIPAL BONDS — 0.0%
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	160	185,832
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	430,136
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	635	521,010

			1,136,978

New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	160	167,566
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	320	346,120

			513,686

Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
0.000%(cc)	11/01/43	498	251,406

TOTAL MUNICIPAL BONDS (cost $2,170,902)			1,902,070

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.850%(c)	10/25/30	207	209,617

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
7.067%(c)	09/12/26^	283	$283,526
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.217%(c)	12/25/41	780	766,350
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.317%(c)	03/25/42	115	123,481
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.317%(c)	03/25/42	60	62,475
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.950%(c)	04/25/29	298	297,417
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.067%(c)	11/25/41	40	38,927
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.867%(c)	10/25/50	51	51,746
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.117%(c)	01/25/34	120	117,907
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.067%(c)	08/25/33	220	206,800
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.217%(c)	12/25/33	145	137,025
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.417%(c)	09/25/41	100	96,003
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	09/25/41	430	408,500
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.417%(c)	12/25/41	200	189,750
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43	69	10,980
Series 4910, Class MI, IO
4.000%	08/25/49	91	16,802
Series 5020, Class IH, IO
3.000%	08/25/50	423	68,615
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	922	833,840

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,032,959)			3,919,761

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS — 5.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
1.875%	09/15/31		400	$332,748
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	883,525
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	543	348,399
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	401	213,697
Sr. Unsec’d. Notes, Series 152
2.750%	11/21/28	AUD	2,620	1,644,137
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	343	184,105
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	427	269,130
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	309	188,027
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	2,662	1,029,928
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	3,327	1,983,295
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
5.900%	05/28/30	EUR	100	117,955
6.350%	11/30/41	EUR	200	261,231
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds, 144A
6.000%	04/01/33	CLP	205,000	269,835
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,361	3,294,654
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.125%	09/23/29	EUR	100	107,861
4.625%	09/23/34	EUR	600	649,587
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	300	323,487
Bundesobligation (Germany),
Bonds, Series 186
1.300%	10/15/27	EUR	1,909	1,970,676
Bundesrepublik Deutschland Bundesanleihe (Germany), Bonds
0.000%	05/15/36	EUR	343	273,697
0.500%	02/15/28	EUR	100	99,391
1.700%	08/15/32	EUR	1,351	1,393,975
1.800%	08/15/53	EUR	998	951,451
3.250%	07/04/42	EUR	65	78,916
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,500	3,778,156
3.000%	05/25/28	EUR	1,900	2,055,337
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	223,729

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Canadian Government Bond (Canada),
Bonds
1.750%	12/01/53	CAD	1,017	$566,086
3.250%	09/01/28	CAD	1,934	1,435,014
3.500%	12/01/45	CAD	955	757,580
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	1,883,683
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,600	2,718,614
Colombian TES (Colombia),
Bonds, Series B
9.250%	05/28/42	COP	1,134,800	243,460
13.250%	02/09/33	COP	766,200	216,470
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	400	342,096
1.500%	06/17/31	EUR	1,500	1,393,670
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,410	1,749,048
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	10,940	454,894
Bonds, Series 103
2.000%	10/13/33	CZK	2,970	109,642
Bonds, Series 138
1.750%	06/23/32	CZK	4,700	174,667
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	2,480	447,559
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	140	156,905
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	1,460	1,473,898
0.400%	01/26/26	EUR	495	500,290
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	817	687,739
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	345	357,640
0.000%	12/15/26	EUR	700	683,053
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	1,350	1,349,676
0.000%	04/22/31	EUR	315	272,383
0.000%	07/04/35	EUR	872	654,215
0.200%	06/04/36	EUR	1	752
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	670	616,492
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	490	297,033
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	01/11/33		200	206,316

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	298	$202,506
0.875%	09/15/25	EUR	492	509,839
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/27	EUR	4,177	4,094,810
0.000%	11/25/31	EUR	4,336	3,735,542
0.750%	05/25/52	EUR	1,175	697,428
2.000%	11/25/32	EUR	979	989,965
Bonds, 144A
2.500%	05/25/43	EUR	1,990	1,930,225
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	102	77,217
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	2,640	2,361,600
1.875%	01/24/52	EUR	2,060	1,427,781
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	139,850
Hungary Government Bond (Hungary),
Bonds, Series 30/A
3.000%	08/21/30	HUF	89,290	203,518
Bonds, Series 32/A
4.750%	11/24/32	HUF	61,720	153,126
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,900	1,569,203
Sr. Unsec’d. Notes, 144A
5.500%	06/16/34		200	193,774
6.125%	05/22/28		200	203,098
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	1,040	840,355
5.650%	01/11/53		200	209,090
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	2,790	3,010,259
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	16,740,000	1,126,607
Bonds, Series 089
6.875%	08/15/51	IDR	2,587,000	173,847
Bonds, Series 090
5.125%	04/15/27	IDR	8,457,000	551,672
Bonds, Series 092
7.125%	06/15/42	IDR	3,818,000	266,160
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	149	129,463
1.100%	05/15/29	EUR	595	589,297
1.500%	05/15/50	EUR	132	100,811
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	1,645	414,840
Bonds, Series 0330
1.000%	03/31/30	ILS	254	57,427

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Bonds, Series 1152
2.800%	11/29/52	ILS	350	$72,984
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	294	244,078
6.875%	10/21/34	GBP	100	141,699
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	3,093	3,046,225
Sr. Unsec’d. Notes, Series 10Y, 144A
0.950%	12/01/31	EUR	2,163	1,871,586
Sr. Unsec’d. Notes, Series 13Y, 144A
4.000%	04/30/35	EUR	1,360	1,468,131
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	455	444,617
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	1,422	927,164
Sr. Unsec’d. Notes, Series 5Y
2.650%	12/01/27	EUR	2,337	2,440,907
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	257,761
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	224,350	1,182,005
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	1,110,850	7,743,882
Bonds, Series 361
0.100%	12/20/30	JPY	305,150	2,094,184
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	322,900	2,726,385
Bonds, Series 51
0.300%	06/20/46	JPY	133,550	775,686
Bonds, Series 56
0.800%	09/20/47	JPY	288,900	1,864,881
Bonds, Series 65
0.400%	12/20/49	JPY	421,300	2,390,632
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	90,400	704,048
Bonds, Series 157
0.200%	06/20/36	JPY	139,850	916,717
Bonds, Series 162
0.600%	09/20/37	JPY	186,500	1,271,999
Bonds, Series 174
0.400%	09/20/40	JPY	403,100	2,570,645
Bonds, Series 181
0.900%	06/20/42	JPY	231,750	1,584,727
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	670	523,039
2.375%	11/09/28	EUR	800	786,231
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	381	468,072

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	1,069	$1,029,115
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	1,499	1,299,102
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	531	368,535
Korea Housing Finance Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		400	393,828
Korea Treasury Bond (South Korea),
Bonds, Series 2712
2.375%	12/10/27	KRW	673,120	483,312
Bonds, Series 3112
2.375%	12/10/31	KRW	593,060	406,292
Bonds, Series 4009
1.500%	09/10/40	KRW	1,180,990	645,168
Bonds, Series 5203
2.500%	03/10/52	KRW	416,530	250,831
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	937,490	695,224
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	1,802,780	1,282,342
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,382,820	927,119
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	1,453,630	769,405
Latvia Government International Bond (Latvia),
Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	300	243,880
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
0.950%	05/26/27	EUR	494	487,077
2.125%	06/01/32	EUR	300	287,361
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	937	195,155
Bonds, Series 0122
3.582%	07/15/32	MYR	1,917	401,845
Bonds, Series 0123
4.457%	03/31/53	MYR	254	56,826
Bonds, Series 0307
3.502%	05/31/27	MYR	5,769	1,231,544
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	17,603	912,776
8.000%	07/31/53	MXN	2,183	115,737
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	15,356	887,630
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,080	1,866,734
2.659%	05/24/31		200	165,950
6.350%	02/09/35		550	576,961
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	692	682,469
0.000%	07/15/31	EUR	419	369,769
0.000%	01/15/38	EUR	1,908	1,396,946

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
0.000%	01/15/52	EUR	166	$87,905
New Zealand Government Bond (New Zealand),
Bonds, Series 0433
3.500%	04/14/33	NZD	496	277,259
Bonds, Series 0437
2.750%	04/15/37	NZD	487	237,633
Bonds, Series 0534
4.250%	05/15/34	NZD	3,302	1,951,951
Bonds, Series 0551
2.750%	05/15/51	NZD	1,726	729,988
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	9,165	4,565,722
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 486, 144A
3.000%	08/15/33	NOK	27,625	2,433,281
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	1,050	256,097
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,820	1,489,250
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,040	940,721
1.200%	04/28/33	EUR	800	663,336
1.750%	04/28/41	EUR	285	200,957
1.950%	01/06/32		200	159,880
5.000%	07/17/33		200	202,318
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	316	258,573
1.150%	04/11/42	EUR	300	222,903
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	651	646,536
1.000%	04/12/52	EUR	1,470	869,857
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	806	571,985
Unsec’d. Notes
3.100%	06/01/50	CAD	150	94,379
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	322	257,877
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	215	127,604
4.200%	07/06/33		2,130	2,123,748
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		661	621,058
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	3,649	3,825,140
Unsec’d. Notes
2.150%	06/02/31	CAD	1,000	661,446
3.450%	06/02/45	CAD	1,362	926,592
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	350	218,968
2.750%	04/12/27(a)		1,302	1,216,841

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Unsec’d. Notes
3.100%	12/01/51	CAD	350	$223,299
3.500%	12/01/45	CAD	579	397,591
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		300	272,325
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	03/09/33	AUD	1,322	872,669
4.500%	08/22/35	AUD	350	226,522
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	339	322,742
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	580	586,884
1.850%	05/23/49	EUR	205	175,443
2.400%	05/23/34	EUR	1,150	1,181,802
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	15	12,406
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		1,390	1,209,675
3.875%	05/06/51		1,500	1,079,075
4.000%	10/17/49		475	365,106
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	300	348,598
6.000%	08/04/28	GBP	958	1,187,545
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		1,140	1,133,721
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	1,427	255,712
Bonds, Series 0726
2.500%	07/25/26	PLN	2,621	588,843
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.875%	10/04/33		205	200,773
5.500%	11/16/27		180	184,417
5.500%	04/04/53		235	235,912
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32	RON	905	218,715
Bonds, Series 15Y
7.900%	02/24/38	RON	235	56,788
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	25	23,813
Sr. Unsec’d. Notes, 144A
6.625%	02/17/28		132	135,736
7.625%	01/17/53		36	39,690
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	30	25,863
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	1,100	912,819
3.375%	01/28/50	EUR	129	87,885
3.875%	10/29/35	EUR	25	21,553

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
4.125%	03/11/39	EUR	90	$76,217
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	39	26,052
3.000%	02/27/27		318	287,472
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	466,835
Sr. Unsec’d. Notes, 144A
5.500%	10/25/32		200	209,844
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		300	241,416
4.750%	01/18/28		400	395,920
4.875%	07/18/33		565	562,954
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,700	1,490,321
5.000%	01/18/53		200	185,010
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	2,860	2,793,082
Singapore Government Bond (Singapore),
Bonds
2.625%	08/01/32	SGD	251	178,488
3.500%	03/01/27	SGD	652	485,447
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	317	210,405
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	131	132,977
Spain Government Bond (Spain),
Bonds, 144A
3.550%	10/31/33	EUR	1,196	1,316,357
Sr. Unsec’d. Notes, 144A
0.000%	01/31/27	EUR	1,237	1,201,051
0.000%	01/31/28	EUR	2,048	1,930,357
0.850%	07/30/37	EUR	816	621,441
1.000%	10/31/50(k)	EUR	2,300	1,333,744
1.200%	10/31/40	EUR	320	237,752
1.900%	10/31/52	EUR	628	451,161
2.550%	10/31/32	EUR	295	301,546
2.900%	10/31/46	EUR	437	412,183
3.900%	07/30/39	EUR	369	411,496
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	677	535,064
Sweden Government Bond (Sweden),
Bonds, Series 1062
0.125%	05/12/31	SEK	12,290	939,534
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	425	519,278
3.250%	06/27/27	CHF	705	854,189
3.500%	04/08/33	CHF	593	817,879
Thailand Government Bond (Thailand),
Bonds
2.750%	06/17/52	THB	1,774	44,514
4.675%	06/29/44	THB	12,683	440,684
Sr. Unsec’d. Notes
1.875%	06/17/49	THB	5,508	116,719

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
4.875%	06/22/29	THB	17,487	$558,080
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/32(d)	EUR	105	24,416
6.750%	06/20/28(d)	EUR	5,195	1,181,375
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	175	40,694
United Kingdom Gilt (United Kingdom),
Bonds
0.500%	10/22/61	GBP	365	147,089
0.875%	10/22/29	GBP	2,237	2,280,008
0.875%	07/31/33	GBP	874	795,295
1.250%	07/22/27	GBP	2,146	2,367,055
1.500%	07/22/47	GBP	790	567,456
2.500%	07/22/65	GBP	399	341,962
3.250%	01/22/44	GBP	553	584,336
4.125%	01/29/27	GBP	1,517	1,858,254
4.250%	12/07/46	GBP	1,386	1,695,374
Unsec’d. Notes
3.750%	01/29/38	GBP	2,185	2,546,821
3.750%	10/22/53	GBP	1,486	1,678,361
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.750%	10/28/34		200	216,482

TOTAL SOVEREIGN BONDS (cost $241,317,720)				202,116,506

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		254	196,926
2.000%	06/01/35		224	198,960
2.000%	12/01/35		756	670,518
2.000%	05/01/36		196	174,057
2.000%	06/01/36		70	62,093
2.000%	03/01/51		56	46,392
2.000%	08/01/51		201	164,751
2.500%	06/01/30		64	59,803
2.500%	07/01/30		27	25,479
2.500%	11/01/35		76	69,080
2.500%	06/01/50		241	205,399
2.500%	01/01/51		688	587,678
3.000%	06/01/30		17	16,493
3.000%	09/01/35		62	58,127
3.000%	01/01/37		41	37,965
3.000%	02/01/37		66	60,734
3.000%	05/01/45		76	68,441
3.000%	08/01/46		190	170,432
3.000%	09/01/46		321	287,253
3.000%	02/01/47		66	58,671
3.500%	10/01/30		15	14,837
3.500%	08/01/33		93	88,934
3.500%	08/01/42		81	75,955
3.500%	01/01/44		83	77,912
3.500%	07/01/45		88	82,407
3.500%	09/01/47		284	260,023
3.500%	11/01/47		527	487,016
3.500%	03/01/48		431	398,339
4.000%	01/01/33		135	131,349

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	06/01/42	40	$38,503
4.000%	09/01/44	77	73,653
4.000%	04/01/45	20	18,789
4.000%	05/01/45	54	51,539
4.000%	02/01/46	216	204,458
4.000%	05/01/46	64	60,705
4.000%	01/01/47	87	83,427
4.000%	04/01/52	1,970	1,850,542
4.000%	07/01/52	146	137,197
4.000%	08/01/52	335	314,523
4.500%	12/01/34	20	20,140
4.500%	03/01/41	101	99,954
4.500%	07/01/41	29	28,268
4.500%	03/01/44	36	35,237
4.500%	12/01/45	72	70,988
4.500%	09/01/50	171	167,076
4.500%	11/01/52	764	734,646
5.000%	02/01/42	98	98,313
5.000%	08/01/52	265	259,964
5.000%	01/01/53	462	453,297
5.000%	04/01/53	123	121,275
5.500%	08/01/40	7	6,689
5.500%	11/01/52	96	95,769
6.000%	12/01/52	165	169,030
6.000%	03/01/53	74	75,264
6.250%	07/15/32(k)	125	146,021
6.750%	03/15/31(k)	1,405	1,645,201
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29	373	285,224
Federal National Mortgage Assoc.
1.500%	11/01/41	267	215,878
2.000%	TBA	930	758,350
2.000%	04/01/30	7	6,419
2.000%	04/01/31	29	26,549
2.000%	05/01/36	96	85,502
2.000%	05/01/36	104	92,322
2.000%	05/01/36	221	196,304
2.000%	06/01/36	259	231,354
2.000%	08/01/36	35	31,244
2.000%	08/01/36	185	163,826
2.000%	09/01/36	132	116,613
2.000%	12/01/36	99	87,795
2.000%	02/01/37	145	129,020
2.000%	03/01/37	625	554,624
2.000%	06/01/40	109	93,353
2.000%	11/01/40	26	22,051
2.000%	12/01/40	197	168,456
2.000%	11/01/41	850	723,956
2.000%	07/01/50	148	121,790
2.000%	02/01/51	3,784	3,103,049
2.000%	03/01/51	133	109,791
2.000%	03/01/51	157	129,648
2.000%	05/01/51	414	338,769
2.000%	05/01/51	2,848	2,341,562
2.000%	07/01/51	841	688,262
2.000%	08/01/51	376	308,433
2.000%	08/01/51	2,868	2,344,710
2.500%	TBA	160	145,656

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	05/01/30	7	$6,522
2.500%	05/01/30	44	40,659
2.500%	06/01/30	17	15,691
2.500%	07/01/30	35	32,941
2.500%	07/01/30	42	39,421
2.500%	07/01/30	44	40,953
2.500%	02/01/36	235	215,214
2.500%	05/01/36	211	192,536
2.500%	04/01/37	372	336,359
2.500%	06/01/40	327	289,625
2.500%	04/01/45	9	8,030
2.500%	09/01/46	9	7,568
2.500%	11/01/50	423	363,814
2.500%	07/01/51	1,053	898,737
2.500%	09/01/51	716	612,151
2.500%	11/01/51	530	454,888
2.500%	11/01/51	2,508	2,140,284
2.500%	12/01/51	462	396,747
2.500%	01/01/52	718	613,754
2.500%	04/01/52	461	392,906
3.000%	TBA	485	452,414
3.000%	06/01/30	54	51,842
3.000%	07/01/30	6	6,006
3.000%	07/01/30	32	30,515
3.000%	07/01/30	38	36,131
3.000%	09/01/30	38	36,364
3.000%	11/01/30	18	17,592
3.000%	03/01/31	64	59,889
3.000%	06/01/32	98	92,654
3.000%	07/01/33	61	57,584
3.000%	03/01/35	19	18,029
3.000%	05/01/35	186	174,131
3.000%	09/01/35	32	29,613
3.000%	02/01/37	33	30,782
3.000%	05/01/45	264	238,240
3.000%	06/01/45	188	170,044
3.000%	07/01/45	55	49,221
3.000%	08/01/45	172	155,040
3.000%	01/01/46	30	27,311
3.000%	04/01/46	274	246,964
3.000%	10/01/46	65	58,068
3.000%	10/01/46	97	86,483
3.000%	11/01/46	246	220,469
3.000%	12/01/46	102	91,417
3.000%	12/01/46	421	376,644
3.000%	08/01/50	76	67,071
3.000%	08/01/50	171	151,357
3.000%	10/01/50	129	114,297
3.000%	12/01/50	178	157,369
3.000%	12/01/50	402	359,207
3.000%	05/01/51	398	353,851
3.000%	12/01/51	192	169,855
3.000%	06/01/52	1,977	1,742,749
3.500%	12/01/29	27	25,579
3.500%	05/01/30	21	20,594
3.500%	10/01/30	37	35,480
3.500%	01/01/35	7	6,950
3.500%	02/01/36	92	87,359

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	02/01/37	29	$27,576
3.500%	06/01/43	189	177,321
3.500%	08/01/47	48	43,892
3.500%	09/01/47	125	115,839
3.500%	09/01/47	202	186,043
3.500%	01/01/48	609	562,700
3.500%	03/01/48	66	60,534
3.500%	10/01/50	1,920	1,766,211
3.500%	07/01/51	190	175,128
3.500%	09/01/57	443	403,977
3.500%	05/01/58	172	157,071
4.000%	04/01/35	31	29,489
4.000%	03/01/41	71	67,787
4.000%	11/01/42	96	92,657
4.000%	06/01/44	37	35,419
4.000%	03/01/45	25	23,470
4.000%	01/01/46	80	76,206
4.000%	03/01/46	154	146,609
4.000%	04/01/47	73	69,839
4.000%	12/01/47	82	78,350
4.000%	06/01/48	876	834,545
4.000%	02/01/49	262	250,087
4.500%	TBA	1,345	1,318,730
4.500%	03/01/40	7	6,549
4.500%	08/01/40	37	36,465
4.500%	02/01/41	32	31,925
4.500%	06/01/41	96	94,948
4.500%	09/01/41	17	16,986
4.500%	01/01/43	49	48,542
4.500%	03/01/44	21	20,544
4.500%	06/01/44	6	5,926
4.500%	06/01/48	74	72,494
4.500%	01/01/51	209	204,795
4.500%	06/01/52	121	116,297
4.500%	07/01/52	532	511,969
5.000%	TBA	1,250	1,224,805
5.000%	05/01/38	52	52,389
5.000%	08/01/52	481	473,509
5.500%	TBA	1,925	1,915,676
5.500%	07/01/38	27	28,185
5.500%	05/01/39	36	36,460
5.500%	05/01/40	18	18,589
5.500%	10/01/52	164	163,429
5.500%	11/01/52	526	525,304
6.000%	02/01/36	21	21,483
6.000%	11/01/38	19	19,793
6.000%	09/01/39	46	47,428
6.000%	06/01/40	26	27,396
6.000%	05/01/53	125	127,418
6.625%	11/15/30(k)	585	677,679
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	139	90,741
Government National Mortgage Assoc.
2.000%	10/20/50	387	327,543
2.000%	11/20/50	286	237,206
2.000%	09/20/51	314	264,440
2.000%	11/20/51	237	199,237
2.000%	08/20/52	617	519,082

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	01/20/47	41	$36,045
2.500%	12/20/51	3,228	2,796,481
2.500%	10/20/52	1,518	1,314,543
3.000%	TBA	370	330,586
3.000%	11/20/43	183	167,799
3.000%	01/15/45	23	21,129
3.000%	03/15/45	23	20,719
3.000%	01/20/47	234	212,606
3.000%	06/20/47	358	324,511
3.000%	08/20/47	146	132,576
3.000%	04/20/51	591	531,420
3.000%	07/20/51	357	320,622
3.000%	01/20/52	579	518,575
3.500%	TBA	1,152	1,063,215
3.500%	04/15/45	23	21,847
3.500%	07/20/47	783	733,172
3.500%	08/20/47	186	173,489
3.500%	06/20/52	438	403,845
4.000%	TBA	325	307,519
4.000%	03/15/44	52	50,292
4.000%	01/20/46	72	69,443
4.000%	02/20/46	25	24,162
4.000%	03/20/46	113	108,997
4.000%	07/20/47	200	191,871
4.000%	12/20/47	73	70,123
4.000%	11/20/48	262	250,978
4.500%	TBA	480	463,275
4.500%	10/15/41	28	27,421
4.500%	07/20/44	108	107,424
4.500%	04/20/45	123	121,425
4.500%	07/20/52	146	141,163
5.000%	TBA	800	786,125
5.000%	06/15/38	16	15,691
5.000%	06/15/39	27	27,402
5.000%	12/15/39	22	22,166
5.000%	10/20/42	7	7,079
5.000%	03/15/44	91	90,675
5.000%	11/20/52	98	96,803

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $71,725,655)			65,688,893

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bonds
1.375%	11/15/40	7,118	4,764,611
1.750%	08/15/41(k)	37,852	26,608,773
2.000%	08/15/51	8,298	5,658,199
2.250%	05/15/41(h)(k)	26,560	20,459,500
2.375%	05/15/51	300	223,125
3.000%	08/15/52(h)(k)	793	674,670
3.375%	08/15/42(k)	2,025	1,838,320
3.875%	02/15/43	805	785,127
4.000%	11/15/42(a)	434	431,491
4.000%	11/15/52	2,986	3,069,048
U.S. Treasury Notes
1.250%	06/30/28(k)	885	770,503
1.500%	11/30/28(k)	765	669,196
2.375%	03/31/29(k)	1,755	1,602,671
2.750%	08/15/32	80	73,350

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
2.875%	08/15/28(k)	1,025	$965,662
2.875%	05/15/32	1,503	1,393,798
3.500%	02/15/33	787	766,710
3.625%	03/31/28	1,608	1,570,815
3.750%	04/15/26	8,744	8,558,873
3.875%	11/30/27(a)(h)(k)	13,346	13,158,322
3.875%	12/31/27	2,141	2,111,394
3.875%	12/31/29	105	104,114
4.125%	11/15/32(a)(k)	2,009	2,053,261
4.500%	11/30/24	9,044	8,948,261
4.625%	02/28/25(a)	3,945	3,914,488
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	840	468,234
1.961%(s)	11/15/40(k)	7,920	3,880,181
1.963%(s)	08/15/41	10,630	5,000,252
2.068%(s)	05/15/43(k)	5,210	2,272,048
2.075%(s)	02/15/43	2,125	939,067
2.117%(s)	05/15/44(k)	1,630	684,282
2.121%(s)	08/15/44	820	340,909
3.930%(s)	02/15/41	1,165	563,114

TOTAL U.S. TREASURY OBLIGATIONS (cost $146,611,109)			125,322,369

TOTAL LONG-TERM INVESTMENTS (cost $3,156,406,672)			3,126,310,980

		Shares
SHORT-TERM INVESTMENTS — 16.8%
AFFILIATED MUTUAL FUNDS — 14.1%
PGIM Core Ultra Short Bond Fund(wd)		458,134,009	458,134,009
PGIM Institutional Money Market Fund (cost $60,122,344; includes $59,821,429 of cash collateral for securities on loan)(b)(wd)		60,156,368	60,114,259

TOTAL AFFILIATED MUTUAL FUNDS (cost $518,256,353)			518,248,268

Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER(n) — 1.4%
AT&T, Inc.
5.613%	11/21/23	3,800	3,713,877
5.619%	11/20/23	3,100	3,030,254
Consolidated Edison Co. of New York, Inc.
5.322%	07/10/23	4,825	4,817,977
Dominion Resources, Inc.
5.599%	09/08/23	3,350	3,313,542
Edison International
5.940%	10/10/23	3,675	3,614,555
Electricite de France SA
5.561%	07/03/23	3,700	3,698,349
Engie SA
5.411%	11/21/23	5,025	4,917,143
Mondelez International, Inc.
5.421%	07/18/23	3,700	3,690,269

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL PAPER(n) (continued)
Paramount Global
5.829%	08/03/23		4,100	$4,077,514
Raytheon Technologies Corp.
5.424%	07/19/23		3,945	3,933,778
RWE AG
5.755%	07/11/23		3,725	3,718,504
Sempra Energy
5.602%	09/08/23		3,750	3,708,970
5.627%	09/05/23		3,750	3,710,784

TOTAL COMMERCIAL PAPER (cost $49,966,284)				49,945,516

FOREIGN TREASURY OBLIGATIONS(n) — 0.4%
Japan Treasury Discount Bills, Series 1151
(0.362)%	07/24/23	JPY	1,219,900	8,454,784
Japan Treasury Discount Bills, Series 1165
(0.263)%	09/25/23	JPY	996,700	6,909,285

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $16,077,685)				15,364,069

U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills
5.098%	09/14/23		15,400	15,239,032

(cost $15,238,589)

		Shares

UNAFFILIATED FUND — 0.5%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)			18,954,030	18,954,030

(cost $18,954,030)

TOTAL SHORT-TERM INVESTMENTS (cost $618,492,941)				617,750,915

TOTAL INVESTMENTS—101.7% (cost $3,774,899,613)				3,744,061,895
Liabilities in excess of other assets(z) — (1.7)%				(63,735,339)

NET ASSETS — 100.0%				$3,680,326,556

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $283,526 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,746,910; cash collateral of $59,821,429 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $792,668. The aggregate value of $647,324 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	2.500%	TBA	07/13/23	$(1,350)	$(1,144,653)
Federal National Mortgage Assoc.	3.000%	TBA	07/13/23	(725)	(638,028)
Federal National Mortgage Assoc.	3.500%	TBA	07/13/23	(3,620)	(3,298,584)
Federal National Mortgage Assoc.	4.000%	TBA	07/13/23	(2,699)	(2,532,737)
Federal National Mortgage Assoc.	4.500%	TBA	07/13/23	(510)	(490,317)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $8,155,520)					$(8,104,319)

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
323	2 Year U.S.Treasury Notes	Sep. 2023	$65,680,031	$(900,632)
1,288	5 Year U.S.Treasury Notes	Sep. 2023	137,936,750	(2,494,859)
46	10 Year Australian Treasury Bonds	Sep. 2023	3,559,856	(14,879)
23	10 Year Canadian Government Bonds	Sep. 2023	2,127,337	14,650
10	10 Year Japanese Government Bonds	Sep. 2023	10,294,882	(13,228)
1,912	10 Year U.S. Treasury Notes	Sep. 2023	214,651,885	(3,824,531)
273	20 Year U.S. Treasury Bonds	Sep. 2023	34,645,406	(87,862)
764	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	104,071,125	814,765
133	Euro Schatz Index	Sep. 2023	15,216,839	(91,456)
1	Euro-BTP Italian Government Bond	Sep. 2023	126,699	(1,023)
252	Mini MSCI EAFE Index	Sep. 2023	27,159,300	209,127
101	Russell 2000 E-Mini Index	Sep. 2023	9,613,685	136,095
353	S&P 500 E-Mini Index	Sep. 2023	79,217,613	2,422,042

				(3,831,791)

Short Positions:
452	2 Year U.S.Treasury Notes	Sep. 2023	91,911,375	769,844
10	3 Year Australian Treasury Bonds	Sep. 2023	703,657	3,467
21	3 Year Korea Treasury Bond	Sep. 2023	1,653,193	3,373
3	5 Year Canadian Government Bonds	Sep. 2023	249,443	2,713
183	5 Year Euro-Bobl	Sep. 2023	23,106,084	163,541
175	5 Year U.S.Treasury Notes	Sep. 2023	18,741,406	380,544
157	10 Year Euro-Bund	Sep. 2023	22,912,123	115,156
59	10 Year Mini Japanese Government Bonds	Sep. 2023	6,071,118	(13,573)

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Futures contracts outstanding at June 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
101	10 Year U.K. Gilt	Sep. 2023	$12,224,131	$(4,548)
145	10 Year U.S. Treasury Notes	Sep. 2023	16,278,516	114,895
379	10 Year U.S. Ultra Treasury Notes	Sep. 2023	44,887,813	493,880
28	20 Year U.S. Treasury Bonds	Sep. 2023	3,553,375	37,523
8	30 Year Euro Buxl	Sep. 2023	1,218,652	(18,338)
95	British Pound Currency	Sep. 2023	7,540,031	(141,167)
464	Euro Currency	Sep. 2023	63,527,400	(1,029,133)
331	Euro Schatz Index	Sep. 2023	37,870,478	315,066
10	Euro-OAT	Sep. 2023	1,401,101	(6,001)

				1,187,242

				$(2,644,549)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/23	BARC	AUD	9,487	$6,285,138	$6,320,970	$35,832	$—
Expiring 07/07/23	BARC	AUD	1,683	1,114,988	1,121,345	6,357	—
Expiring 07/07/23	BNP	AUD	1,475	963,067	982,759	19,692	—
Expiring 07/07/23	BNP	AUD	730	487,742	486,382	—	(1,360)
Expiring 07/07/23	BNP	AUD	455	308,122	303,156	—	(4,966)
Expiring 07/07/23	BOA	AUD	1,400	962,136	932,788	—	(29,348)
Expiring 07/07/23	GSI	AUD	1,420	948,157	946,114	—	(2,043)
Expiring 07/07/23	HSBC	AUD	347	230,090	231,198	1,108	—
Expiring 07/07/23	JPM	AUD	1,405	953,728	936,119	—	(17,609)
Expiring 07/07/23	MSC	AUD	2,850	1,930,838	1,898,889	—	(31,949)
Expiring 07/07/23	TD	AUD	3,830	2,495,617	2,551,841	56,224	—
Expiring 07/07/23	UBS	AUD	1,420	966,457	946,113	—	(20,344)
Expiring 07/07/23	UBS	AUD	1,415	967,648	942,782	—	(24,866)
Expiring 07/07/23	UBS	AUD	990	668,507	659,614	—	(8,893)
Expiring 07/19/23	CITI	AUD	597	387,278	397,922	10,644	—
Expiring 07/19/23	TD	AUD	586	384,000	390,882	6,882	—
Expiring 08/04/23	BARC	AUD	1,052	697,498	701,541	4,043	—
Expiring 08/04/23	GSI	AUD	1,450	964,497	966,953	2,456	—
Expiring 08/04/23	GSI	AUD	500	333,105	333,432	327	—
Brazilian Real,
Expiring 07/05/23	BARC	BRL	1,760	365,206	367,225	2,019	—
Expiring 07/05/23	CITI	BRL	5,493	1,093,312	1,146,031	52,719	—
Expiring 07/05/23	CITI	BRL	1,422	285,428	296,702	11,274	—
Expiring 07/05/23	CITI	BRL	948	190,438	197,801	7,363	—
Expiring 07/05/23	CITI	BRL	718	148,987	149,811	824	—
Expiring 07/05/23	GSI	BRL	2,478	493,635	517,036	23,401	—
Expiring 08/02/23	CITI	BRL	5,493	1,137,828	1,140,087	2,259	—
Expiring 08/02/23	CITI	BRL	3,088	639,523	640,972	1,449	—
British Pound,
Expiring 07/05/23	BARC	GBP	354	450,340	450,130	—	(210)
Expiring 07/07/23	BARC	GBP	770	965,149	977,939	12,790	—
Expiring 07/07/23	BARC	GBP	764	955,351	970,319	14,968	—
Expiring 07/07/23	BARC	GBP	753	966,126	956,348	—	(9,778)
Expiring 07/07/23	BNP	GBP	759	967,271	963,969	—	(3,302)
Expiring 07/07/23	BNP	GBP	573	720,958	727,739	6,781	—
Expiring 07/07/23	BNP	GBP	567	722,971	720,119	—	(2,852)

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/07/23	BOA	GBP	1,012	$1,255,261	$1,285,292	$30,031	$—
Expiring 07/07/23	CITI	GBP	764	962,700	970,319	7,619	—
Expiring 07/07/23	GSI	GBP	852	1,065,180	1,082,082	16,902	—
Expiring 07/07/23	GSI	GBP	777	958,863	986,830	27,967	—
Expiring 07/07/23	GSI	GBP	595	738,829	755,681	16,852	—
Expiring 07/07/23	GSI	GBP	204	259,688	259,090	—	(598)
Expiring 07/07/23	JPM	GBP	1,542	1,918,848	1,958,419	39,571	—
Expiring 07/07/23	JPM	GBP	776	971,566	985,560	13,994	—
Expiring 07/07/23	JPM	GBP	771	957,802	979,210	21,408	—
Expiring 07/07/23	JPM	GBP	756	964,250	960,159	—	(4,091)
Expiring 07/07/23	JPM	GBP	756	964,138	960,158	—	(3,980)
Expiring 07/07/23	JPM	GBP	552	703,208	701,068	—	(2,140)
Expiring 07/07/23	MSC	GBP	300	379,485	381,015	1,530	—
Expiring 07/07/23	TD	GBP	19,319	24,380,578	24,536,115	155,537	—
Expiring 07/07/23	TD	GBP	2,210	2,789,020	2,806,813	17,793	—
Expiring 07/07/23	TD	GBP	1,275	1,575,899	1,619,315	43,416	—
Expiring 07/19/23	CITI	GBP	115	145,258	146,570	1,312	—
Expiring 07/19/23	HSBC	GBP	53	66,719	67,087	368	—
Expiring 07/19/23	JPM	GBP	942	1,173,662	1,195,967	22,305	—
Expiring 07/19/23	MSI	GBP	160	198,073	202,784	4,711	—
Expiring 08/04/23	BNP	GBP	412	522,076	523,365	1,289	—
Expiring 08/04/23	TD	GBP	934	1,178,970	1,186,465	7,495	—
Canadian Dollar,
Expiring 07/07/23	BARC	CAD	4,010	2,954,042	3,027,297	73,255	—
Expiring 07/07/23	BNP	CAD	1,310	962,585	988,967	26,382	—
Expiring 07/07/23	BNP	CAD	1,310	962,641	988,967	26,326	—
Expiring 07/07/23	BNP	CAD	335	252,247	252,904	657	—
Expiring 07/07/23	BOA	CAD	405	306,873	305,750	—	(1,123)
Expiring 07/07/23	GSI	CAD	1,285	965,704	970,094	4,390	—
Expiring 07/07/23	JPM	CAD	2,560	1,922,189	1,932,639	10,450	—
Expiring 07/07/23	JPM	CAD	1,420	1,065,918	1,072,010	6,092	—
Expiring 07/07/23	JPM	CAD	1,280	957,447	966,320	8,873	—
Expiring 07/07/23	JPM	CAD	1,275	960,069	962,545	2,476	—
Expiring 07/07/23	JPM	CAD	655	490,373	494,483	4,110	—
Expiring 07/07/23	RBC	CAD	12,328	9,298,537	9,306,863	8,326	—
Expiring 07/07/23	RBC	CAD	2,540	1,926,841	1,917,540	—	(9,301)
Expiring 07/07/23	SSB	CAD	1,106	828,604	834,960	6,356	—
Expiring 07/07/23	TD	CAD	924	688,043	697,561	9,518	—
Expiring 07/07/23	UBS	CAD	367	274,658	277,062	2,404	—
Expiring 07/19/23	HSBC	CAD	867	641,450	654,827	13,377	—
Expiring 07/19/23	HSBC	CAD	139	105,262	105,153	—	(109)
Expiring 08/04/23	RBC	CAD	4,010	3,025,785	3,028,663	2,878	—
Expiring 08/04/23	RBC	CAD	241	181,849	182,022	173	—
Chilean Peso,
Expiring 07/07/23	MSC	CLP	730,220	911,635	910,095	—	(1,540)
Expiring 07/07/23	MSC	CLP	217,271	271,250	270,792	—	(458)
Chinese Renminbi,
Expiring 07/07/23	HSBC	CNH	13,989	1,925,321	1,925,294	—	(27)
Expiring 07/07/23	HSBC	CNH	6,325	870,517	870,505	—	(12)
Expiring 07/07/23	JPM	CNH	3,475	479,655	478,261	—	(1,394)
Expiring 07/07/23	MSC	CNH	2,482	351,845	341,596	—	(10,249)
Expiring 07/13/23	BOA	CNH	3,231	472,382	444,902	—	(27,480)
Expiring 08/23/23	BNP	CNH	2,813	389,000	388,575	—	(425)
Expiring 08/23/23	BOA	CNH	9,747	1,352,000	1,346,588	—	(5,412)
Expiring 08/23/23	GSI	CNH	9,572	1,338,000	1,322,329	—	(15,671)

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/23/23	HSBC	CNH	10,183	$1,436,000	$1,406,747	$—	$(29,253)
Expiring 08/23/23	JPM	CNH	9,727	1,360,000	1,343,776	—	(16,224)
Expiring 08/23/23	JPM	CNH	2,796	386,000	386,222	222	—
Expiring 08/23/23	MSI	CNH	15,546	2,184,000	2,147,719	—	(36,281)
Expiring 08/23/23	SSB	CNH	3,656	511,000	505,035	—	(5,965)
Expiring 08/23/23	SSB	CNH	2,731	386,000	377,244	—	(8,756)
Expiring 01/24/24	BOA	CNH	3,231	478,631	452,341	—	(26,290)
Colombian Peso,
Expiring 07/07/23	DB	COP	1,735,375	418,062	415,075	—	(2,987)
Expiring 07/07/23	DB	COP	1,234,127	297,308	295,184	—	(2,124)
Expiring 07/07/23	MSC	COP	803,673	179,813	192,227	12,414	—
Expiring 09/20/23	BARC	COP	8,992,648	2,113,153	2,108,285	—	(4,868)
Expiring 09/20/23	CITI	COP	7,159,803	1,579,489	1,678,582	99,093	—
Expiring 09/20/23	DB	COP	7,048,465	1,585,707	1,652,480	66,773	—
Expiring 09/20/23	DB	COP	2,890,580	638,000	677,683	39,683	—
Czech Koruna,
Expiring 07/07/23	MSC	CZK	18,602	850,377	853,575	3,198	—
Expiring 07/07/23	MSC	CZK	15,341	701,303	703,940	2,637	—
Expiring 07/19/23	BARC	CZK	3,531	166,136	161,943	—	(4,193)
Danish Krone,
Expiring 07/07/23	DB	DKK	3,179	463,463	466,078	2,615	—
Euro,
Expiring 07/05/23	SSB	EUR	7,667	8,372,363	8,368,206	—	(4,157)
Expiring 07/07/23	BARC	EUR	897	958,195	979,130	20,935	—
Expiring 07/07/23	BARC	EUR	110	120,178	120,072	—	(106)
Expiring 07/07/23	BNP	EUR	995	1,077,566	1,086,104	8,538	—
Expiring 07/07/23	BNP	EUR	663	724,187	723,705	—	(482)
Expiring 07/07/23	BNP	EUR	109	118,315	118,980	665	—
Expiring 07/07/23	BOA	EUR	896	964,204	978,039	13,835	—
Expiring 07/07/23	BOA	EUR	495	528,829	540,323	11,494	—
Expiring 07/07/23	BOA	EUR	112	119,691	122,255	2,564	—
Expiring 07/07/23	CITI	EUR	1,244	1,343,129	1,357,902	14,773	—
Expiring 07/07/23	CITI	EUR	999	1,079,762	1,090,469	10,707	—
Expiring 07/07/23	CITI	EUR	902	971,446	984,588	13,142	—
Expiring 07/07/23	CITI	EUR	834	894,305	910,362	16,057	—
Expiring 07/07/23	DB	EUR	5,945	6,399,168	6,489,330	90,162	—
Expiring 07/07/23	GSI	EUR	635	683,375	693,141	9,766	—
Expiring 07/07/23	HSBC	EUR	93,013	100,900,502	101,529,363	628,861	—
Expiring 07/07/23	HSBC	EUR	7,959	8,633,923	8,687,734	53,811	—
Expiring 07/07/23	JPM	EUR	1,633	1,785,727	1,782,519	—	(3,208)
Expiring 07/07/23	JPM	EUR	897	962,902	979,130	16,228	—
Expiring 07/07/23	JPM	EUR	506	544,053	552,330	8,277	—
Expiring 07/07/23	MSC	EUR	705	753,851	769,550	15,699	—
Expiring 07/07/23	MSC	EUR	101	108,515	110,247	1,732	—
Expiring 07/07/23	SCS	EUR	105	114,955	114,614	—	(341)
Expiring 07/07/23	TD	EUR	879	944,950	959,482	14,532	—
Expiring 07/07/23	UBS	EUR	443	476,326	483,561	7,235	—
Expiring 07/07/23	UBS	EUR	100	107,784	109,157	1,373	—
Expiring 07/19/23	BOA	EUR	722	781,146	788,613	7,467	—
Expiring 07/19/23	BOA	EUR	713	770,000	779,148	9,148	—
Expiring 07/19/23	CITI	EUR	474	525,846	518,014	—	(7,832)
Expiring 07/19/23	JPM	EUR	887	972,089	969,110	—	(2,979)
Expiring 07/19/23	JPM	EUR	477	516,806	520,463	3,657	—
Expiring 08/03/23	JPM	EUR	881	962,814	963,035	221	—
Expiring 08/04/23	CITI	EUR	883	959,481	965,268	5,787	—

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/04/23	GSI	EUR	419	$457,811	$458,037	$226	$—
Expiring 08/04/23	HSBC	EUR	1,734	1,883,658	1,895,553	11,895	—
Expiring 08/04/23	MSC	EUR	104	113,882	113,689	—	(193)
Expiring 08/04/23	UBS	EUR	1,214	1,331,317	1,327,106	—	(4,211)
Hungarian Forint,
Expiring 07/07/23	BARC	HUF	143,000	413,019	418,049	5,030	—
Expiring 07/07/23	BARC	HUF	69,387	198,801	202,848	4,047	—
Expiring 07/07/23	BARC	HUF	39,159	111,963	114,479	2,516	—
Expiring 07/07/23	JPM	HUF	774,221	2,260,499	2,263,372	2,873	—
Expiring 07/07/23	JPM	HUF	106,395	310,642	311,037	395	—
Expiring 07/07/23	SCS	HUF	28,854	82,504	84,353	1,849	—
Expiring 07/19/23	BARC	HUF	244,505	702,828	712,318	9,490	—
Expiring 07/19/23	HSBC	HUF	602,757	1,690,525	1,756,014	65,489	—
Expiring 07/19/23	HSBC	HUF	110,736	310,577	322,608	12,031	—
Expiring 07/19/23	JPM	HUF	410,315	1,159,469	1,195,373	35,904	—
Expiring 07/19/23	JPM	HUF	402,038	1,148,351	1,171,258	22,907	—
Expiring 07/19/23	JPM	HUF	75,382	213,013	219,609	6,596	—
Expiring 07/19/23	JPM	HUF	73,861	210,971	215,179	4,208	—
Expiring 07/19/23	TD	HUF	638,712	1,835,643	1,860,763	25,120	—
Indian Rupee,
Expiring 07/07/23	BOA	INR	7,461	90,017	90,862	845	—
Expiring 07/07/23	CITI	INR	20,088	243,550	244,639	1,089	—
Expiring 07/07/23	GSI	INR	4,387	53,192	53,427	235	—
Expiring 07/07/23	JPM	INR	55,150	668,323	671,636	3,313	—
Expiring 07/07/23	JPM	INR	46,872	568,180	570,823	2,643	—
Expiring 07/07/23	JPM	INR	36,950	450,610	449,990	—	(620)
Expiring 07/07/23	JPM	INR	22,366	271,235	272,381	1,146	—
Expiring 07/07/23	JPM	INR	22,236	268,973	270,798	1,825	—
Expiring 07/07/23	JPM	INR	10,863	131,697	132,294	597	—
Expiring 07/07/23	JPM	INR	10,464	126,491	127,434	943	—
Expiring 07/07/23	JPM	INR	5,640	68,376	68,686	310	—
Expiring 07/07/23	SCS	INR	12,044	146,023	146,676	653	—
Expiring 08/04/23	MSC	INR	254,521	3,099,643	3,097,441	—	(2,202)
Expiring 09/20/23	JPM	INR	194,962	2,370,000	2,369,064	—	(936)
Indonesian Rupiah,
Expiring 07/07/23	BARC	IDR	32,388,023	2,162,027	2,153,123	—	(8,904)
Expiring 07/07/23	BARC	IDR	2,778,000	185,442	184,678	—	(764)
Expiring 09/20/23	MSI	IDR	85,883,851	5,774,675	5,702,653	—	(72,022)
Israeli Shekel,
Expiring 07/07/23	BNP	ILS	5,055	1,363,316	1,364,012	696	—
Expiring 07/07/23	BNP	ILS	2,432	655,902	656,237	335	—
Expiring 07/07/23	GSI	ILS	1,140	307,842	307,611	—	(231)
Expiring 09/20/23	BARC	ILS	3,477	980,000	940,851	—	(39,149)
Expiring 09/20/23	CITI	ILS	2,403	660,312	650,263	—	(10,049)
Japanese Yen,
Expiring 07/07/23	BARC	JPY	33,600	242,068	233,097	—	(8,971)
Expiring 07/07/23	BNP	JPY	3,744,509	25,889,719	25,977,233	87,514	—
Expiring 07/07/23	BNP	JPY	2,112,091	15,223,232	14,652,463	—	(570,769)
Expiring 07/07/23	BNP	JPY	137,600	958,735	954,589	—	(4,146)
Expiring 07/07/23	BNP	JPY	68,400	479,055	474,519	—	(4,536)
Expiring 07/07/23	BNP	JPY	67,100	483,646	465,501	—	(18,145)
Expiring 07/07/23	BOA	JPY	134,900	965,873	935,858	—	(30,015)
Expiring 07/07/23	BOA	JPY	69,100	482,204	479,376	—	(2,828)
Expiring 07/07/23	CITI	JPY	133,900	956,402	928,921	—	(27,481)
Expiring 07/07/23	DB	JPY	200,800	1,443,146	1,393,034	—	(50,112)

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/07/23	DB	JPY	200,800	$1,429,067	$1,393,034	$—	$(36,033)
Expiring 07/07/23	DB	JPY	134,200	963,438	931,001	—	(32,437)
Expiring 07/07/23	DB	JPY	133,600	965,335	926,839	—	(38,496)
Expiring 07/07/23	GSI	JPY	267,600	1,924,773	1,856,454	—	(68,319)
Expiring 07/07/23	GSI	JPY	139,000	965,412	964,302	—	(1,110)
Expiring 07/07/23	HSBC	JPY	267,600	1,924,212	1,856,453	—	(67,759)
Expiring 07/07/23	HSBC	JPY	134,400	972,587	932,390	—	(40,197)
Expiring 07/07/23	JPM	JPY	535,700	3,876,070	3,716,376	—	(159,694)
Expiring 07/07/23	JPM	JPY	267,600	1,923,554	1,856,454	—	(67,100)
Expiring 07/07/23	JPM	JPY	200,800	1,427,363	1,393,034	—	(34,329)
Expiring 07/07/23	JPM	JPY	138,500	965,372	960,833	—	(4,539)
Expiring 07/07/23	JPM	JPY	138,100	963,739	958,058	—	(5,681)
Expiring 07/07/23	JPM	JPY	133,900	950,481	928,920	—	(21,561)
Expiring 07/07/23	JPM	JPY	69,100	482,610	479,376	—	(3,234)
Expiring 07/07/23	JPM	JPY	68,800	479,307	477,295	—	(2,012)
Expiring 07/07/23	MSC	JPY	345,600	2,409,314	2,397,572	—	(11,742)
Expiring 07/07/23	MSC	JPY	207,400	1,446,964	1,438,821	—	(8,143)
Expiring 07/07/23	MSC	JPY	207,200	1,446,907	1,437,433	—	(9,474)
Expiring 07/07/23	MSC	JPY	138,200	963,774	958,751	—	(5,023)
Expiring 07/07/23	MSC	JPY	138,100	964,392	958,058	—	(6,334)
Expiring 07/19/23	MSI	JPY	333,317	2,535,224	2,316,921	—	(218,303)
Expiring 08/04/23	BNP	JPY	974,441	6,765,894	6,790,784	24,890	—
Expiring 08/04/23	BNP	JPY	139,500	967,961	972,162	4,201	—
Malaysian Ringgit,
Expiring 07/07/23	BNP	MYR	8,604	1,842,625	1,853,831	11,206	—
Mexican Peso,
Expiring 07/07/23	BARC	MXN	8,230	476,744	480,161	3,417	—
Expiring 07/07/23	CA	MXN	24,790	1,448,691	1,446,316	—	(2,375)
Expiring 07/07/23	CA	MXN	16,650	959,903	971,406	11,503	—
Expiring 07/07/23	CA	MXN	10,874	622,374	634,418	12,044	—
Expiring 07/07/23	CA	MXN	9,990	575,925	582,843	6,918	—
Expiring 07/07/23	CA	MXN	8,270	481,427	482,494	1,067	—
Expiring 07/07/23	DB	MXN	159,821	9,326,187	9,324,391	—	(1,796)
Expiring 07/07/23	DB	MXN	33,430	1,950,773	1,950,397	—	(376)
Expiring 07/07/23	GSI	MXN	34,170	1,932,867	1,993,570	60,703	—
Expiring 07/07/23	GSI	MXN	16,730	957,313	976,074	18,761	—
Expiring 07/07/23	GSI	MXN	8,230	478,071	480,160	2,089	—
Expiring 07/07/23	GSI	MXN	8,230	478,349	480,160	1,811	—
Expiring 07/07/23	JPM	MXN	2,515	144,718	146,732	2,014	—
Expiring 07/07/23	JPM	MXN	2,515	144,732	146,732	2,000	—
Expiring 07/07/23	RBC	MXN	8,140	472,531	474,910	2,379	—
Expiring 07/07/23	SSB	MXN	24,650	1,430,271	1,438,148	7,877	—
Expiring 07/07/23	SSB	MXN	10,190	570,586	594,511	23,925	—
Expiring 07/07/23	SSB	MXN	5,856	335,057	341,655	6,598	—
Expiring 09/20/23	BARC	MXN	8,489	477,998	488,337	10,339	—
Expiring 09/20/23	BARC	MXN	6,545	368,516	376,487	7,971	—
New Taiwanese Dollar,
Expiring 07/07/23	BARC	TWD	11,040	354,596	354,317	—	(279)
Expiring 07/07/23	BARC	TWD	7,420	242,207	238,138	—	(4,069)
Expiring 07/07/23	BOA	TWD	8,290	270,297	266,059	—	(4,238)
Expiring 07/07/23	JPM	TWD	7,380	240,328	236,853	—	(3,475)
Expiring 09/20/23	CITI	TWD	136,079	4,469,159	4,380,466	—	(88,693)
New Zealand Dollar,
Expiring 07/07/23	BNP	NZD	850	529,152	521,628	—	(7,524)
Expiring 07/07/23	BNP	NZD	795	490,405	487,875	—	(2,530)

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/07/23	BNP	NZD	495	$303,636	$303,771	$135	$—
Expiring 07/07/23	JPM	NZD	3,150	1,909,297	1,933,089	23,792	—
Expiring 07/07/23	JPM	NZD	1,605	971,899	984,954	13,055	—
Expiring 07/07/23	JPM	NZD	1,190	723,413	730,278	6,865	—
Expiring 07/07/23	MSC	NZD	1,590	968,738	975,750	7,012	—
Expiring 07/07/23	UBS	NZD	12,914	7,825,884	7,925,051	99,167	—
Expiring 07/07/23	UBS	NZD	1,605	969,186	984,955	15,769	—
Expiring 07/07/23	UBS	NZD	1,580	966,255	969,613	3,358	—
Expiring 07/07/23	UBS	NZD	1,575	952,749	966,544	13,795	—
Expiring 07/19/23	BOA	NZD	906	564,030	555,883	—	(8,147)
Expiring 07/19/23	MSI	NZD	1,115	694,224	684,119	—	(10,105)
Expiring 07/19/23	TD	NZD	626	380,000	384,263	4,263	—
Expiring 07/19/23	TD	NZD	624	381,000	382,703	1,703	—
Expiring 08/04/23	UBS	NZD	2,002	1,213,088	1,228,441	15,353	—
Norwegian Krone,
Expiring 07/07/23	BOA	NOK	6,210	565,599	578,689	13,090	—
Expiring 07/07/23	CITI	NOK	10,330	963,798	962,618	—	(1,180)
Expiring 07/07/23	DB	NOK	28,353	2,635,605	2,642,122	6,517	—
Expiring 07/07/23	GSI	NOK	16,050	1,442,880	1,495,647	52,767	—
Expiring 07/07/23	GSI	NOK	10,720	962,061	998,961	36,900	—
Expiring 07/07/23	GSI	NOK	10,710	976,007	998,029	22,022	—
Expiring 07/07/23	GSI	NOK	10,350	972,213	964,482	—	(7,731)
Expiring 07/07/23	GSI	NOK	5,050	476,576	470,593	—	(5,983)
Expiring 07/07/23	GSI	NOK	1,330	120,398	123,938	3,540	—
Expiring 07/07/23	JPM	NOK	4,878	442,931	454,565	11,634	—
Expiring 07/07/23	UBS	NOK	2,790	251,577	259,990	8,413	—
Expiring 07/19/23	BNP	NOK	4,569	439,132	425,967	—	(13,165)
Expiring 08/04/23	DB	NOK	4,818	448,321	449,469	1,148	—
Expiring 08/04/23	GSI	NOK	5,200	485,011	485,105	94	—
Peruvian Nuevo Sol,
Expiring 07/07/23	CITI	PEN	907	245,946	249,852	3,906	—
Expiring 07/07/23	CITI	PEN	265	72,902	72,999	97	—
Expiring 08/04/23	CITI	PEN	907	248,936	249,194	258	—
Expiring 09/20/23	DB	PEN	2,863	777,545	784,112	6,567	—
Philippine Peso,
Expiring 07/07/23	BOA	PHP	10,100	182,971	182,663	—	(308)
Expiring 09/20/23	JPM	PHP	20,617	367,251	372,208	4,957	—
Polish Zloty,
Expiring 07/07/23	BARC	PLN	2,325	562,842	571,627	8,785	—
Expiring 07/07/23	BOA	PLN	518	122,399	127,356	4,957	—
Expiring 07/07/23	CITI	PLN	169	39,910	41,550	1,640	—
Expiring 07/07/23	DB	PLN	518	122,194	127,356	5,162	—
Expiring 07/07/23	HSBC	PLN	3,273	797,515	804,704	7,189	—
Expiring 07/07/23	HSBC	PLN	1,240	302,144	304,868	2,724	—
Expiring 07/19/23	HSBC	PLN	6,341	1,498,758	1,557,917	59,159	—
Expiring 07/19/23	JPM	PLN	3,577	857,000	878,854	21,854	—
Expiring 07/19/23	TD	PLN	3,629	868,000	891,657	23,657	—
Romanian Leu,
Expiring 07/07/23	BARC	RON	330	72,219	72,615	396	—
Expiring 07/07/23	BNP	RON	633	138,538	139,289	751	—
Expiring 07/07/23	HSBC	RON	254	55,588	55,892	304	—
Singapore Dollar,
Expiring 07/07/23	JPM	SGD	860	643,624	636,069	—	(7,555)
Expiring 07/07/23	JPM	SGD	780	580,759	576,900	—	(3,859)
Expiring 07/07/23	MSC	SGD	1,363	1,004,681	1,008,095	3,414	—

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 08/04/23	MSC	SGD	1,565	$1,154,705	$1,158,714	$4,009	$—
South African Rand,
Expiring 07/07/23	BOA	ZAR	10,680	570,680	567,066	—	(3,614)
Expiring 07/07/23	DB	ZAR	36,934	1,955,121	1,961,052	5,931	—
Expiring 07/07/23	GSI	ZAR	11,530	586,700	612,199	25,499	—
Expiring 09/20/23	MSI	ZAR	46,703	2,339,389	2,461,002	121,613	—
Expiring 09/20/23	MSI	ZAR	11,395	570,806	600,479	29,673	—
South Korean Won,
Expiring 07/07/23	BARC	KRW	628,190	483,632	476,859	—	(6,773)
Expiring 07/07/23	BARC	KRW	305,550	237,715	231,942	—	(5,773)
Expiring 07/07/23	BNP	KRW	7,170,856	5,438,441	5,443,395	4,954	—
Expiring 07/07/23	BNP	KRW	137,710	104,440	104,535	95	—
Expiring 07/07/23	BOA	KRW	1,240,890	965,373	941,960	—	(23,413)
Expiring 07/07/23	JPM	KRW	491,710	378,705	373,257	—	(5,448)
Expiring 07/07/23	JPM	KRW	357,280	269,951	271,211	1,260	—
Expiring 08/04/23	BOA	KRW	1,271,330	966,277	966,454	177	—
Expiring 09/20/23	CITI	KRW	341,330	268,430	260,191	—	(8,239)
Expiring 09/20/23	GSI	KRW	1,992,932	1,559,000	1,519,184	—	(39,816)
Swedish Krona,
Expiring 07/07/23	BARC	SEK	11,751	1,093,350	1,089,859	—	(3,491)
Expiring 07/07/23	BOA	SEK	10,400	958,631	964,559	5,928	—
Expiring 07/07/23	BOA	SEK	10,400	977,344	964,559	—	(12,785)
Expiring 07/07/23	CITI	SEK	10,430	961,026	967,341	6,315	—
Expiring 07/07/23	CITI	SEK	5,150	480,697	477,643	—	(3,054)
Expiring 07/07/23	GSI	SEK	10,470	965,796	971,051	5,255	—
Expiring 07/07/23	JPM	SEK	10,400	964,463	964,559	96	—
Expiring 07/07/23	JPM	SEK	10,400	972,432	964,560	—	(7,872)
Expiring 07/07/23	MSC	SEK	11,970	1,102,647	1,110,170	7,523	—
Expiring 07/07/23	SSB	SEK	10,470	978,090	971,052	—	(7,038)
Expiring 07/19/23	HSBC	SEK	5,146	500,509	477,534	—	(22,975)
Expiring 08/04/23	GSI	SEK	3,780	350,435	351,061	626	—
Expiring 08/04/23	MSC	SEK	22,821	2,104,856	2,119,460	14,604	—
Swiss Franc,
Expiring 07/07/23	BARC	CHF	645	720,163	721,125	962	—
Expiring 07/07/23	BARC	CHF	110	122,385	122,982	597	—
Expiring 07/07/23	BNP	CHF	2,193	2,431,649	2,451,827	20,178	—
Expiring 07/07/23	BNP	CHF	1,991	2,214,672	2,225,986	11,314	—
Expiring 07/07/23	BNP	CHF	860	963,979	961,501	—	(2,478)
Expiring 07/07/23	BNP	CHF	860	964,369	961,501	—	(2,868)
Expiring 07/07/23	BNP	CHF	92	102,335	102,858	523	—
Expiring 07/07/23	BOA	CHF	1,750	1,937,864	1,956,542	18,678	—
Expiring 07/07/23	BOA	CHF	865	965,014	967,091	2,077	—
Expiring 07/07/23	BOA	CHF	865	954,351	967,091	12,740	—
Expiring 07/07/23	CA	CHF	865	961,015	967,091	6,076	—
Expiring 07/07/23	CITI	CHF	865	963,307	967,091	3,784	—
Expiring 07/07/23	DB	CHF	860	960,946	961,501	555	—
Expiring 07/07/23	GSI	CHF	865	965,441	967,091	1,650	—
Expiring 07/07/23	GSI	CHF	860	958,876	961,501	2,625	—
Expiring 07/07/23	MSC	CHF	1,715	1,922,747	1,917,411	—	(5,336)
Expiring 07/07/23	SSB	CHF	870	958,573	972,681	14,108	—
Expiring 07/07/23	SSB	CHF	865	956,631	967,091	10,460	—
Expiring 07/07/23	UBS	CHF	1,730	1,903,111	1,934,182	31,071	—
Expiring 07/19/23	MSI	CHF	1,399	1,571,552	1,566,322	—	(5,230)
Expiring 08/04/23	MSC	CHF	865	965,969	970,062	4,093	—

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 07/07/23	BARC	THB	48,798	$1,369,961	$1,377,230	$7,269	$—
Expiring 07/07/23	BARC	THB	38,378	1,077,428	1,083,145	5,717	—
Expiring 07/07/23	BARC	THB	16,870	486,027	476,123	—	(9,904)
Expiring 07/07/23	UBS	THB	5,212	146,446	147,099	653	—
Expiring 07/07/23	UBS	THB	4,099	115,173	115,687	514	—
Expiring 09/20/23	JPM	THB	1,947	56,404	55,366	—	(1,038)
Turkish Lira,
Expiring 07/07/23	GSI	TRY	3,578	141,228	137,345	—	(3,883)
Expiring 07/07/23	GSI	TRY	405	18,634	15,546	—	(3,088)

				$524,018,808	$525,134,584	3,568,660	(2,452,884)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/23	BARC	AUD	1,052	$696,950	$700,923	$—	$(3,973)
Expiring 07/07/23	BNP	AUD	1,445	962,018	962,770	—	(752)
Expiring 07/07/23	BOA	AUD	1,470	959,440	979,428	—	(19,988)
Expiring 07/07/23	BOA	AUD	1,425	967,454	949,445	18,009	—
Expiring 07/07/23	HSBC	AUD	1,460	967,149	972,764	—	(5,615)
Expiring 07/07/23	JPM	AUD	1,420	961,134	946,113	15,021	—
Expiring 07/07/23	JPM	AUD	1,415	957,792	942,782	15,010	—
Expiring 07/07/23	JPM	AUD	1,090	722,696	726,241	—	(3,545)
Expiring 07/07/23	JPM	AUD	710	484,096	473,057	11,039	—
Expiring 07/07/23	JPM	AUD	700	482,009	466,394	15,615	—
Expiring 07/07/23	MSC	AUD	1,455	963,356	969,434	—	(6,078)
Expiring 07/07/23	RBC	AUD	415	270,942	276,505	—	(5,563)
Expiring 07/07/23	TD	AUD	9,487	6,181,701	6,320,970	—	(139,269)
Expiring 07/07/23	TD	AUD	1,683	1,096,638	1,121,344	—	(24,706)
Expiring 07/07/23	UBS	AUD	1,475	975,751	982,759	—	(7,008)
Expiring 07/07/23	UBS	AUD	1,470	957,643	979,427	—	(21,784)
Expiring 07/07/23	UBS	AUD	735	489,154	489,713	—	(559)
Expiring 07/19/23	MSI	AUD	2,374	1,598,888	1,582,608	16,280	—
Expiring 08/04/23	BARC	AUD	9,487	6,290,080	6,326,538	—	(36,458)
Expiring 08/04/23	BARC	AUD	1,683	1,115,864	1,122,332	—	(6,468)
Brazilian Real,
Expiring 07/05/23	BARC	BRL	1,760	350,833	367,225	—	(16,392)
Expiring 07/05/23	CITI	BRL	5,493	1,143,811	1,146,031	—	(2,220)
Expiring 07/05/23	CITI	BRL	3,088	642,798	644,314	—	(1,516)
Expiring 07/05/23	GSI	BRL	2,478	514,193	517,036	—	(2,843)
British Pound,
Expiring 07/05/23	GSI	GBP	354	438,649	450,130	—	(11,481)
Expiring 07/07/23	BARC	GBP	775	960,156	984,289	—	(24,133)
Expiring 07/07/23	BARC	GBP	751	957,003	953,808	3,195	—
Expiring 07/07/23	BARC	GBP	562	716,432	713,769	2,663	—
Expiring 07/07/23	BARC	GBP	202	252,900	256,550	—	(3,650)
Expiring 07/07/23	BARC	GBP	97	120,662	123,195	—	(2,533)
Expiring 07/07/23	BNP	GBP	775	963,312	984,290	—	(20,978)
Expiring 07/07/23	GSI	GBP	775	963,874	984,289	—	(20,415)
Expiring 07/07/23	JPM	GBP	770	964,741	977,940	—	(13,199)
Expiring 07/07/23	JPM	GBP	200	253,802	254,010	—	(208)
Expiring 07/07/23	SCS	GBP	753	963,187	956,348	6,839	—
Expiring 07/07/23	SSB	GBP	925	1,145,250	1,174,797	—	(29,547)

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/07/23	SSB	GBP	197	$245,690	$250,200	$—	$(4,510)
Expiring 07/07/23	TD	GBP	19,804	24,477,724	25,152,090	—	(674,366)
Expiring 07/07/23	TD	GBP	8,486	10,488,688	10,777,653	—	(288,965)
Expiring 07/07/23	TD	GBP	934	1,178,708	1,186,228	—	(7,520)
Expiring 07/07/23	UBS	GBP	641	823,402	814,102	9,300	—
Expiring 07/19/23	HSBC	GBP	8,838	11,080,232	11,226,259	—	(146,027)
Expiring 08/02/23	BARC	GBP	354	450,442	450,225	217	—
Expiring 08/02/23	BARC	GBP	196	247,369	248,542	—	(1,173)
Expiring 08/04/23	CITI	GBP	762	963,717	967,973	—	(4,256)
Expiring 08/04/23	TD	GBP	19,319	24,385,987	24,541,021	—	(155,034)
Expiring 08/04/23	TD	GBP	2,210	2,789,639	2,807,374	—	(17,735)
Canadian Dollar,
Expiring 07/07/23	BARC	CAD	12,287	9,051,450	9,275,909	—	(224,459)
Expiring 07/07/23	BARC	CAD	2,179	1,605,202	1,645,008	—	(39,806)
Expiring 07/07/23	BOA	CAD	2,615	1,920,423	1,974,160	—	(53,737)
Expiring 07/07/23	BOA	CAD	1,270	959,867	958,770	1,097	—
Expiring 07/07/23	CA	CAD	1,158	852,436	874,217	—	(21,781)
Expiring 07/07/23	GSI	CAD	570	431,506	430,314	1,192	—
Expiring 07/07/23	JPM	CAD	2,555	1,915,838	1,928,864	—	(13,026)
Expiring 07/07/23	JPM	CAD	1,270	963,583	958,769	4,814	—
Expiring 07/07/23	JPM	CAD	1,095	829,005	826,656	2,349	—
Expiring 07/07/23	RBC	CAD	4,010	3,024,589	3,027,297	—	(2,708)
Expiring 07/07/23	RBC	CAD	1,300	969,580	981,418	—	(11,838)
Expiring 07/07/23	RBC	CAD	241	181,777	181,940	—	(163)
Expiring 07/07/23	SSB	CAD	733	538,876	553,369	—	(14,493)
Expiring 07/07/23	SSB	CAD	319	234,673	240,825	—	(6,152)
Expiring 07/07/23	TD	CAD	1,280	959,074	966,319	—	(7,245)
Expiring 07/07/23	WBC	CAD	228	167,666	172,126	—	(4,460)
Expiring 08/04/23	RBC	CAD	12,328	9,302,213	9,311,062	—	(8,849)
Chilean Peso,
Expiring 07/07/23	CITI	CLP	42,441	52,358	52,896	—	(538)
Expiring 07/07/23	MSC	CLP	447,320	552,827	557,509	—	(4,682)
Expiring 07/07/23	MSC	CLP	217,271	268,518	270,792	—	(2,274)
Expiring 07/07/23	MSC	CLP	70,725	87,509	88,146	—	(637)
Expiring 07/07/23	MSC	CLP	47,128	58,338	58,738	—	(400)
Expiring 07/07/23	MSC	CLP	42,441	52,409	52,895	—	(486)
Expiring 07/07/23	MSC	CLP	31,408	38,893	39,145	—	(252)
Expiring 07/07/23	MSC	CLP	25,461	31,529	31,733	—	(204)
Expiring 07/07/23	MSC	CLP	23,296	28,828	29,034	—	(206)
Expiring 08/04/23	MSC	CLP	730,220	908,313	906,298	2,015	—
Expiring 08/04/23	MSC	CLP	217,271	270,261	269,661	600	—
Expiring 09/20/23	HSBC	CLP	2,062,265	2,532,406	2,547,227	—	(14,821)
Expiring 09/20/23	HSBC	CLP	1,717,313	2,101,139	2,121,157	—	(20,018)
Chinese Renminbi,
Expiring 07/07/23	BNP	CNH	16,487	2,334,112	2,269,093	65,019	—
Expiring 07/07/23	BNP	CNH	1,822	257,946	250,761	7,185	—
Expiring 07/07/23	BOA	CNH	4,503	633,798	619,744	14,054	—
Expiring 07/07/23	JPM	CNH	3,459	480,693	476,059	4,634	—
Expiring 08/04/23	HSBC	CNH	13,989	1,929,570	1,929,753	—	(183)
Expiring 08/04/23	HSBC	CNH	6,325	872,438	872,521	—	(83)
Expiring 08/23/23	MSI	CNH	96,026	13,757,128	13,266,010	491,118	—
Expiring 08/23/23	MSI	CNH	35,326	5,060,912	4,880,242	180,670	—
Expiring 08/23/23	MSI	CNH	1,146	161,969	158,338	3,631	—
Expiring 01/24/24	BOA	CNH	3,231	486,963	452,341	34,622	—
Expiring 04/10/24	BOA	CNH	3,231	480,282	455,360	24,922	—

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 07/07/23	DB	COP	1,018,900	$244,399	$243,705	$694	$—
Expiring 07/07/23	DB	COP	815,120	193,753	194,964	—	(1,211)
Expiring 07/07/23	MSC	COP	1,735,375	388,271	415,076	—	(26,805)
Expiring 07/07/23	MSC	COP	203,780	48,658	48,741	—	(83)
Expiring 08/04/23	DB	COP	1,735,375	414,665	411,185	3,480	—
Expiring 08/04/23	DB	COP	1,234,127	294,893	292,419	2,474	—
Czech Koruna,
Expiring 07/07/23	CITI	CZK	1,446	65,449	66,351	—	(902)
Expiring 07/07/23	DB	CZK	4,894	221,603	224,567	—	(2,964)
Expiring 07/07/23	DB	CZK	1,994	90,318	91,497	—	(1,179)
Expiring 07/07/23	GSI	CZK	3,102	140,129	142,339	—	(2,210)
Expiring 07/07/23	GSI	CZK	2,660	120,408	122,058	—	(1,650)
Expiring 07/07/23	HSBC	CZK	1,234	55,934	56,623	—	(689)
Expiring 07/07/23	MSC	CZK	15,341	695,296	703,940	—	(8,644)
Expiring 07/07/23	MSC	CZK	3,272	148,296	150,140	—	(1,844)
Expiring 08/04/23	MSC	CZK	18,602	849,263	852,495	—	(3,232)
Expiring 08/04/23	MSC	CZK	15,341	700,384	703,049	—	(2,665)
Danish Krone,
Expiring 07/07/23	UBS	DKK	3,179	458,777	466,078	—	(7,301)
Expiring 08/04/23	DB	DKK	3,179	464,236	466,903	—	(2,667)
Euro,
Expiring 07/05/23	BNP	EUR	643	702,302	702,268	34	—
Expiring 07/05/23	BNP	EUR	299	327,818	325,882	1,936	—
Expiring 07/05/23	GSI	EUR	6,268	6,760,232	6,840,909	—	(80,677)
Expiring 07/05/23	HSBC	EUR	477	514,543	520,745	—	(6,202)
Expiring 07/05/23	MSI	EUR	624	669,245	680,670	—	(11,425)
Expiring 07/07/23	ANZ	EUR	782	833,569	853,601	—	(20,032)
Expiring 07/07/23	ANZ	EUR	100	108,089	109,156	—	(1,067)
Expiring 07/07/23	BNP	EUR	880	962,260	960,573	1,687	—
Expiring 07/07/23	BNP	EUR	670	723,412	731,346	—	(7,934)
Expiring 07/07/23	BNP	EUR	661	722,681	721,521	1,160	—
Expiring 07/07/23	BNP	EUR	446	479,536	486,836	—	(7,300)
Expiring 07/07/23	BNP	EUR	367	398,386	400,603	—	(2,217)
Expiring 07/07/23	CITI	EUR	472	508,021	515,217	—	(7,196)
Expiring 07/07/23	DB	EUR	95,571	102,872,147	104,321,577	—	(1,449,430)
Expiring 07/07/23	DB	EUR	9,262	9,969,570	10,110,037	—	(140,467)
Expiring 07/07/23	DB	EUR	664	712,564	724,796	—	(12,232)
Expiring 07/07/23	GSI	EUR	895	960,331	976,947	—	(16,616)
Expiring 07/07/23	GSI	EUR	895	966,891	976,947	—	(10,056)
Expiring 07/07/23	GSI	EUR	884	968,535	964,940	3,595	—
Expiring 07/07/23	GSI	EUR	877	955,359	957,299	—	(1,940)
Expiring 07/07/23	GSI	EUR	112	120,500	122,255	—	(1,755)
Expiring 07/07/23	HSBC	EUR	1,734	1,881,043	1,892,767	—	(11,724)
Expiring 07/07/23	JPM	EUR	892	960,840	973,673	—	(12,833)
Expiring 07/07/23	JPM	EUR	335	360,152	365,673	—	(5,521)
Expiring 07/07/23	MSC	EUR	780	835,799	851,417	—	(15,618)
Expiring 07/07/23	MSC	EUR	401	431,446	437,715	—	(6,269)
Expiring 07/07/23	RBC	EUR	332	357,394	362,398	—	(5,004)
Expiring 07/07/23	SCS	EUR	319	344,821	348,208	—	(3,387)
Expiring 07/07/23	SSB	EUR	893	962,316	974,764	—	(12,448)
Expiring 07/07/23	SSB	EUR	530	570,820	578,527	—	(7,707)
Expiring 07/07/23	SSB	EUR	447	479,410	487,927	—	(8,517)
Expiring 07/07/23	SSB	EUR	416	447,293	454,090	—	(6,797)
Expiring 07/07/23	SSB	EUR	201	217,315	219,404	—	(2,089)
Expiring 07/07/23	SSB	EUR	200	215,225	218,313	—	(3,088)

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/07/23	UBS	EUR	159	$170,884	$173,558	$—	$(2,674)
Expiring 07/19/23	BNP	EUR	23,228	25,804,104	25,370,529	433,575	—
Expiring 07/19/23	BNYM	EUR	23,130	25,466,435	25,263,991	202,444	—
Expiring 07/19/23	JPM	EUR	1,261	1,356,524	1,377,319	—	(20,795)
Expiring 07/19/23	MSI	EUR	22,808	25,017,912	24,912,823	105,089	—
Expiring 07/19/23	MSI	EUR	325	354,986	355,168	—	(182)
Expiring 08/02/23	HSBC	EUR	472	518,169	515,765	2,404	—
Expiring 08/02/23	JPM	EUR	90	98,554	98,481	73	—
Expiring 08/02/23	SSB	EUR	7,667	8,384,193	8,380,540	3,653	—
Expiring 08/03/23	JPM	EUR	881	964,927	963,037	1,890	—
Expiring 08/04/23	HSBC	EUR	93,013	101,040,766	101,678,844	—	(638,078)
Expiring 08/04/23	HSBC	EUR	7,959	8,645,925	8,700,525	—	(54,600)
Expiring 08/04/23	MSC	EUR	897	980,037	980,572	—	(535)
Expiring 08/04/23	SSB	EUR	413	451,520	451,479	41	—
Hong Kong Dollar,
Expiring 04/12/24	SCS	HKD	5,770	742,810	741,597	1,213	—
Expiring 05/09/24	SCS	HKD	5,735	737,459	737,480	—	(21)
Hungarian Forint,
Expiring 07/07/23	BARC	HUF	41,200	119,905	120,445	—	(540)
Expiring 07/07/23	BNP	HUF	1,013,421	2,883,017	2,962,654	—	(79,637)
Expiring 07/07/23	BNP	HUF	106,395	302,676	311,037	—	(8,361)
Expiring 07/19/23	MSI	HUF	313,592	905,000	913,588	—	(8,588)
Expiring 07/19/23	UAG	HUF	154,340	436,992	449,640	—	(12,648)
Expiring 07/19/23	UAG	HUF	138,959	396,008	404,831	—	(8,823)
Expiring 08/04/23	JPM	HUF	774,221	2,243,664	2,245,789	—	(2,125)
Expiring 08/04/23	JPM	HUF	106,395	308,329	308,621	—	(292)
Indian Rupee,
Expiring 07/07/23	MSC	INR	254,521	3,102,401	3,099,643	2,758	—
Expiring 09/20/23	BOA	INR	299,712	3,617,411	3,641,917	—	(24,506)
Expiring 09/20/23	JPM	INR	201,737	2,438,000	2,451,391	—	(13,391)
Indonesian Rupiah,
Expiring 07/07/23	GSI	IDR	581,899	39,122	38,684	438	—
Expiring 07/07/23	JPM	IDR	26,990,776	1,800,465	1,794,319	6,146	—
Expiring 07/07/23	JPM	IDR	4,815,348	320,873	320,119	754	—
Expiring 07/07/23	JPM	IDR	2,778,000	185,311	184,678	633	—
Expiring 08/04/23	BARC	IDR	32,388,023	2,160,873	2,151,973	8,900	—
Expiring 08/04/23	BARC	IDR	2,778,000	185,343	184,580	763	—
Expiring 09/20/23	BOA	IDR	16,644,274	1,114,000	1,105,173	8,827	—
Expiring 09/20/23	HSBC	IDR	30,671,944	2,041,000	2,036,605	4,395	—
Israeli Shekel,
Expiring 07/07/23	BARC	ILS	5,260	1,422,564	1,419,327	3,237	—
Expiring 07/07/23	BARC	ILS	2,432	657,733	656,236	1,497	—
Expiring 07/07/23	CITI	ILS	935	256,692	252,295	4,397	—
Expiring 08/04/23	BNP	ILS	5,055	1,364,415	1,365,224	—	(809)
Expiring 08/04/23	BNP	ILS	2,432	656,431	656,820	—	(389)
Expiring 09/20/23	CITI	ILS	1,846	511,000	499,506	11,494	—
Japanese Yen,
Expiring 07/07/23	BARC	JPY	138,500	963,880	960,833	3,047	—
Expiring 07/07/23	BNP	JPY	3,716,293	26,785,773	25,781,486	1,004,287	—
Expiring 07/07/23	BNP	JPY	974,441	6,737,333	6,760,107	—	(22,774)
Expiring 07/07/23	BNP	JPY	201,650	1,444,409	1,398,931	45,478	—
Expiring 07/07/23	BNP	JPY	134,500	971,464	933,083	38,381	—
Expiring 07/07/23	BNP	JPY	101,200	717,879	702,067	15,812	—
Expiring 07/07/23	BNP	JPY	67,800	478,734	470,357	8,377	—
Expiring 07/07/23	BOA	JPY	68,800	481,665	477,294	4,371	—

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/07/23	BOA	JPY	28,216	$203,208	$195,746	$7,462	$—
Expiring 07/07/23	BOA	JPY	19,450	139,138	134,933	4,205	—
Expiring 07/07/23	DB	JPY	136,800	959,462	949,039	10,423	—
Expiring 07/07/23	DB	JPY	133,600	962,190	926,839	35,351	—
Expiring 07/07/23	DB	JPY	67,100	476,215	465,501	10,714	—
Expiring 07/07/23	DB	JPY	66,900	474,519	464,114	10,405	—
Expiring 07/07/23	GSI	JPY	345,300	2,408,244	2,395,491	12,753	—
Expiring 07/07/23	GSI	JPY	201,650	1,444,608	1,398,930	45,678	—
Expiring 07/07/23	GSI	JPY	136,100	962,096	944,183	17,913	—
Expiring 07/07/23	GSI	JPY	134,400	967,216	932,389	34,827	—
Expiring 07/07/23	GSI	JPY	134,200	967,651	931,002	36,649	—
Expiring 07/07/23	HSBC	JPY	606,800	4,288,157	4,209,626	78,531	—
Expiring 07/07/23	HSBC	JPY	269,650	1,906,246	1,870,675	35,571	—
Expiring 07/07/23	HSBC	JPY	269,650	1,906,988	1,870,675	36,313	—
Expiring 07/07/23	HSBC	JPY	268,600	1,921,550	1,863,391	58,159	—
Expiring 07/07/23	HSBC	JPY	267,900	1,938,004	1,858,535	79,469	—
Expiring 07/07/23	HSBC	JPY	134,500	968,700	933,083	35,617	—
Expiring 07/07/23	HSBC	JPY	134,400	966,238	932,390	33,848	—
Expiring 07/07/23	JPM	JPY	267,500	1,920,803	1,855,761	65,042	—
Expiring 07/07/23	JPM	JPY	267,400	1,918,937	1,855,066	63,871	—
Expiring 07/07/23	JPM	JPY	134,400	972,405	932,389	40,016	—
Expiring 07/07/23	JPM	JPY	52,900	379,809	366,989	12,820	—
Expiring 07/07/23	MSC	JPY	345,300	2,410,878	2,395,491	15,387	—
Expiring 07/07/23	MSC	JPY	267,900	1,937,085	1,858,535	78,550	—
Expiring 07/07/23	MSC	JPY	208,800	1,448,542	1,448,533	9	—
Expiring 07/07/23	MSC	JPY	134,500	971,299	933,083	38,216	—
Expiring 07/07/23	MSC	JPY	62,900	452,011	436,364	15,647	—
Expiring 07/07/23	SSB	JPY	68,200	483,376	473,132	10,244	—
Expiring 07/19/23	MSI	JPY	17,065	118,308	118,617	—	(309)
Expiring 07/24/23	UBS	JPY	1,219,900	9,350,587	8,486,613	863,974	—
Expiring 08/04/23	BARC	JPY	139,000	967,334	968,677	—	(1,343)
Expiring 08/04/23	BNP	JPY	3,744,509	25,999,472	26,095,119	—	(95,647)
Expiring 09/25/23	RBC	JPY	996,700	7,067,012	7,001,403	65,609	—
Malaysian Ringgit,
Expiring 07/07/23	HSBC	MYR	8,604	1,864,881	1,853,831	11,050	—
Expiring 08/04/23	BNP	MYR	8,604	1,846,144	1,856,180	—	(10,036)
Mexican Peso,
Expiring 07/07/23	CA	MXN	24,870	1,446,325	1,450,983	—	(4,658)
Expiring 07/07/23	CA	MXN	24,790	1,442,185	1,446,316	—	(4,131)
Expiring 07/07/23	GSI	MXN	34,250	1,902,619	1,998,238	—	(95,619)
Expiring 07/07/23	GSI	MXN	16,910	950,892	986,575	—	(35,683)
Expiring 07/07/23	GSI	MXN	16,835	958,031	982,200	—	(24,169)
Expiring 07/07/23	GSI	MXN	16,835	956,991	982,200	—	(25,209)
Expiring 07/07/23	JPM	MXN	50,745	2,853,279	2,960,601	—	(107,322)
Expiring 07/07/23	JPM	MXN	20,299	1,147,335	1,184,299	—	(36,964)
Expiring 07/07/23	JPM	MXN	7,502	421,821	437,687	—	(15,866)
Expiring 07/07/23	JPM	MXN	3,000	169,565	175,028	—	(5,463)
Expiring 07/07/23	JPM	MXN	2,120	120,764	123,687	—	(2,923)
Expiring 07/07/23	MSC	MXN	40,596	2,260,671	2,368,481	—	(107,810)
Expiring 07/07/23	MSC	MXN	40,596	2,280,098	2,368,481	—	(88,383)
Expiring 07/07/23	MSC	MXN	6,002	334,234	350,173	—	(15,939)
Expiring 07/07/23	MSC	MXN	6,002	337,106	350,173	—	(13,067)
Expiring 07/07/23	RBC	MXN	3,422	189,945	199,648	—	(9,703)
Expiring 07/07/23	SSB	MXN	50,745	2,840,868	2,960,601	—	(119,733)
Expiring 07/07/23	SSB	MXN	10,250	576,102	598,013	—	(21,911)

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/07/23	SSB	MXN	10,010	$572,589	$584,011	$—	$(11,422)
Expiring 07/07/23	SSB	MXN	7,502	419,986	437,687	—	(17,701)
Expiring 08/04/23	DB	MXN	159,821	9,276,978	9,271,709	5,269	—
Expiring 08/04/23	DB	MXN	33,430	1,940,480	1,939,378	1,102	—
New Taiwanese Dollar,
Expiring 07/07/23	CITI	TWD	26,650	867,437	855,305	12,132	—
Expiring 07/07/23	GSI	TWD	7,480	239,897	240,063	—	(166)
Expiring 08/04/23	BARC	TWD	11,040	354,733	354,434	299	—
Expiring 09/20/23	HSBC	TWD	67,072	2,178,000	2,159,070	18,930	—
New Zealand Dollar,
Expiring 07/07/23	BARC	NZD	1,585	962,096	972,681	—	(10,585)
Expiring 07/07/23	BNP	NZD	1,105	671,911	678,115	—	(6,204)
Expiring 07/07/23	TD	NZD	11,809	7,130,817	7,246,935	—	(116,118)
Expiring 07/07/23	TD	NZD	9,258	5,590,406	5,681,440	—	(91,034)
Expiring 07/07/23	UBS	NZD	2,002	1,213,212	1,228,585	—	(15,373)
Expiring 07/07/23	UBS	NZD	1,590	968,641	975,750	—	(7,109)
Expiring 07/19/23	MSI	NZD	852	530,455	522,734	7,721	—
Expiring 08/04/23	BNP	NZD	26	15,988	15,953	35	—
Expiring 08/04/23	UBS	NZD	12,914	7,825,083	7,924,117	—	(99,034)
Norwegian Krone,
Expiring 07/07/23	BARC	NOK	5,230	486,636	487,367	—	(731)
Expiring 07/07/23	BOA	NOK	1,340	120,602	124,870	—	(4,268)
Expiring 07/07/23	CITI	NOK	10,710	976,570	998,029	—	(21,459)
Expiring 07/07/23	CITI	NOK	10,430	965,843	971,937	—	(6,094)
Expiring 07/07/23	CITI	NOK	10,410	973,867	970,074	3,793	—
Expiring 07/07/23	CITI	NOK	5,050	479,398	470,593	8,805	—
Expiring 07/07/23	CITI	NOK	4,020	381,518	374,611	6,907	—
Expiring 07/07/23	DB	NOK	4,818	447,866	448,973	—	(1,107)
Expiring 07/07/23	GSI	NOK	10,640	960,508	991,507	—	(30,999)
Expiring 07/07/23	GSI	NOK	5,230	484,824	487,366	—	(2,542)
Expiring 07/07/23	JPM	NOK	28,353	2,574,503	2,642,122	—	(67,619)
Expiring 07/07/23	JPM	NOK	5,110	482,292	476,184	6,108	—
Expiring 07/07/23	JPM	NOK	2,750	256,639	256,263	376	—
Expiring 07/07/23	NWM	NOK	2,680	247,227	249,741	—	(2,514)
Expiring 08/04/23	DB	NOK	28,353	2,638,280	2,645,034	—	(6,754)
Peruvian Nuevo Sol,
Expiring 07/07/23	CITI	PEN	907	249,519	249,852	—	(333)
Expiring 07/07/23	CITI	PEN	265	71,859	73,000	—	(1,141)
Expiring 08/04/23	CITI	PEN	265	72,732	72,807	—	(75)
Philippine Peso,
Expiring 07/07/23	BOA	PHP	10,100	179,996	182,664	—	(2,668)
Expiring 08/04/23	BOA	PHP	10,100	182,868	182,552	316	—
Polish Zloty,
Expiring 07/07/23	BARC	PLN	3,273	777,996	804,704	—	(26,708)
Expiring 07/07/23	BARC	PLN	2,275	540,770	559,334	—	(18,564)
Expiring 07/07/23	BOA	PLN	1,268	302,991	311,751	—	(8,760)
Expiring 07/07/23	BOA	PLN	124	29,716	30,487	—	(771)
Expiring 07/07/23	DB	PLN	123	29,436	30,241	—	(805)
Expiring 07/07/23	RBC	PLN	980	240,251	240,944	—	(693)
Expiring 07/19/23	CITI	PLN	9,413	2,224,247	2,312,607	—	(88,360)
Expiring 07/19/23	MSI	PLN	8,347	1,956,265	2,050,801	—	(94,536)
Expiring 08/04/23	HSBC	PLN	3,273	796,394	803,467	—	(7,073)
Expiring 08/04/23	HSBC	PLN	1,240	301,720	304,400	—	(2,680)
Romanian Leu,
Expiring 07/07/23	BARC	RON	330	71,396	72,615	—	(1,219)

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Romanian Leu (cont’d.),
Expiring 07/07/23	BNP	RON	633	$136,958	$139,289	$—	$(2,331)
Expiring 07/07/23	HSBC	RON	254	54,652	55,892	—	(1,240)
Expiring 08/04/23	BARC	RON	330	72,158	72,553	—	(395)
Expiring 08/04/23	BNP	RON	633	138,404	139,171	—	(767)
Expiring 08/04/23	HSBC	RON	254	55,541	55,844	—	(303)
Singapore Dollar,
Expiring 07/07/23	MSC	SGD	1,565	1,153,577	1,157,497	—	(3,920)
Expiring 07/07/23	MSC	SGD	1,363	1,009,245	1,008,095	1,150	—
Expiring 07/07/23	MSC	SGD	75	55,534	55,471	63	—
Expiring 08/04/23	MSC	SGD	1,363	1,005,663	1,009,155	—	(3,492)
Expiring 09/20/23	GSI	SGD	12,324	9,178,770	9,140,543	38,227	—
South African Rand,
Expiring 07/07/23	BARC	ZAR	43,624	2,250,411	2,316,265	—	(65,854)
Expiring 07/07/23	BARC	ZAR	5,040	273,789	267,604	6,185	—
Expiring 07/07/23	BNP	ZAR	10,480	569,132	556,447	12,685	—
Expiring 08/04/23	DB	ZAR	36,934	1,949,683	1,955,211	—	(5,528)
Expiring 09/20/23	MSI	ZAR	16,112	818,000	849,040	—	(31,040)
South Korean Won,
Expiring 07/07/23	BNP	KRW	7,069,464	5,337,620	5,366,428	—	(28,808)
Expiring 07/07/23	BNP	KRW	967,680	730,622	734,565	—	(3,943)
Expiring 07/07/23	BOA	KRW	625,570	484,900	474,870	10,030	—
Expiring 07/07/23	GSI	KRW	1,260,200	969,385	956,618	12,767	—
Expiring 07/07/23	MSC	KRW	307,880	238,297	233,711	4,586	—
Expiring 07/07/23	SCS	KRW	101,392	77,808	76,967	841	—
Expiring 08/04/23	BNP	KRW	7,170,856	5,445,048	5,451,222	—	(6,174)
Expiring 08/04/23	BNP	KRW	137,710	104,567	104,686	—	(119)
Expiring 09/20/23	JPM	KRW	15,213,566	11,738,591	11,597,091	141,500	—
Swedish Krona,
Expiring 07/07/23	BARC	SEK	11,970	1,113,727	1,110,171	3,556	—
Expiring 07/07/23	CITI	SEK	31,450	2,888,196	2,916,864	—	(28,668)
Expiring 07/07/23	CITI	SEK	10,320	963,698	957,140	6,558	—
Expiring 07/07/23	CITI	SEK	5,780	542,648	536,072	6,576	—
Expiring 07/07/23	CITI	SEK	5,170	478,656	479,497	—	(841)
Expiring 07/07/23	GSI	SEK	10,470	979,622	971,052	8,570	—
Expiring 07/07/23	MSC	SEK	22,821	2,102,215	2,116,558	—	(14,343)
Expiring 07/07/23	RBC	SEK	3,860	355,827	358,000	—	(2,173)
Expiring 08/04/23	MSC	SEK	11,970	1,104,033	1,111,693	—	(7,660)
Swiss Franc,
Expiring 07/07/23	BNP	CHF	1,991	2,207,667	2,225,986	—	(18,319)
Expiring 07/07/23	BNP	CHF	870	964,917	972,681	—	(7,764)
Expiring 07/07/23	BNP	CHF	860	961,794	961,500	294	—
Expiring 07/07/23	BOA	CHF	1,750	1,939,037	1,956,543	—	(17,506)
Expiring 07/07/23	CITI	CHF	1,715	1,927,393	1,917,412	9,981	—
Expiring 07/07/23	CITI	CHF	865	965,536	967,090	—	(1,554)
Expiring 07/07/23	CITI	CHF	860	965,215	961,500	3,715	—
Expiring 07/07/23	GSI	CHF	880	971,975	983,861	—	(11,886)
Expiring 07/07/23	GSI	CHF	875	975,537	978,271	—	(2,734)
Expiring 07/07/23	GSI	CHF	870	971,365	972,682	—	(1,317)
Expiring 07/07/23	GSI	CHF	865	951,158	967,091	—	(15,933)
Expiring 07/07/23	JPM	CHF	860	960,915	961,501	—	(586)
Expiring 07/07/23	MSC	CHF	1,750	1,937,427	1,956,543	—	(19,116)
Expiring 07/07/23	MSC	CHF	875	967,986	978,272	—	(10,286)
Expiring 07/07/23	MSC	CHF	860	959,956	961,500	—	(1,544)
Expiring 07/07/23	MSC	CHF	860	961,865	961,500	365	—
Expiring 07/07/23	RBC	CHF	365	402,763	408,079	—	(5,316)

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/07/23	SSB	CHF	880	$974,007	$983,861	$—	$(9,854)
Expiring 07/07/23	UBS	CHF	875	968,942	978,271	—	(9,329)
Expiring 07/19/23	BNP	CHF	607	683,490	679,692	3,798	—
Expiring 07/19/23	BNP	CHF	545	613,568	610,158	3,410	—
Expiring 08/04/23	BNP	CHF	1,991	2,221,002	2,232,824	—	(11,822)
Expiring 08/04/23	BNP	CHF	92	102,628	103,174	—	(546)
Thai Baht,
Expiring 07/07/23	BARC	THB	54,150	1,564,373	1,528,279	36,094	—
Expiring 07/07/23	BARC	THB	37,429	1,081,310	1,056,362	24,948	—
Expiring 07/07/23	BARC	THB	4,180	121,160	117,973	3,187	—
Expiring 07/07/23	GSI	THB	5,048	145,833	142,470	3,363	—
Expiring 07/07/23	JPM	THB	8,330	241,425	235,098	6,327	—
Expiring 07/07/23	UBS	THB	4,220	120,135	119,101	1,034	—
Expiring 08/04/23	BARC	THB	48,798	1,372,562	1,381,362	—	(8,800)
Expiring 08/04/23	BARC	THB	38,378	1,079,474	1,086,395	—	(6,921)
Expiring 08/04/23	UBS	THB	5,212	146,780	147,540	—	(760)
Expiring 08/04/23	UBS	THB	4,099	115,436	116,034	—	(598)
Expiring 09/20/23	JPM	THB	99,722	2,901,839	2,835,151	66,688	—
Expiring 09/20/23	JPM	THB	40,960	1,171,000	1,164,514	6,486	—
Turkish Lira,
Expiring 07/07/23	GSI	TRY	7,155	291,565	274,650	16,915	—
Expiring 07/07/23	GSI	TRY	405	17,382	15,546	1,836	—
Expiring 08/04/23	GSI	TRY	3,578	139,629	136,191	3,438	—

				$854,475,622	$856,214,316	5,271,833	(7,010,527)

						$8,840,493	$(9,463,411)

Cross currency exchange contracts outstanding at June 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/23	Buy	EUR	760	HUF	287,193	$—	$(6,124)	HSBC
07/19/23	Buy	EUR	762	HUF	286,921	—	(4,023)	GSI
07/19/23	Buy	EUR	787	HUF	296,191	—	(3,285)	BOA
07/19/23	Buy	EUR	824	CZK	19,533	3,681	—	MSI
07/19/23	Buy	EUR	1,314	HUF	510,334	—	(52,072)	BOA
07/19/23	Buy	JPY	103,515	EUR	711	—	(57,054)	BOA
07/19/23	Buy	PLN	4,405	EUR	947	47,648	—	BOA

						$51,329	$(122,558)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		606	$97,181	$189,156	$(91,975)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		270	2,288	6,500	(4,212)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,370	(25,990)	(46,481)	20,491	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	76,423	96,321	(19,898)	JPM

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Credit default swap agreements outstanding at June 30, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of South Africa	12/20/28	1.000%(Q)	600	$50,948	$62,843	$(11,895)	MSI

				$200,850	$308,339	$(107,489)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	1,840	0.529%	$8,814	$871	$7,943	GSI
Bombardier, Inc.	12/20/23	5.000%(Q)	880	1.245%	16,839	15,436	1,403	MSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	240	0.096%	2,149	2,020	129	BNP
Hellenic Republic	12/20/28	1.000%(Q)	1,200	0.831%	10,114	(8,958)	19,072	JPM
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	10,270	0.419%	(11,579)	7,316	(18,895)	BOA
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	2,000	0.419%	(2,255)	1,425	(3,680)	BOA
Republic of Estonia	12/20/26	1.000%(Q)	240	0.658%	2,701	1,580	1,121	JPM
Republic of Italy	06/20/30	1.000%(Q)	700	1.190%	(7,583)	(14,044)	6,461	BARC
Republic of Poland	06/20/24	1.000%(Q)	500	0.257%	3,704	378	3,326	BNP

					$22,904	$6,024	$16,880

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)		1,000	4.285%	$14,012	$29,458	$15,446
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		13,680	0.660%	128,087	208,843	80,756
iTraxx.EUR.39.V1	06/20/28	1.000%(Q)	EUR	6,350	0.738%	25,484	83,808	58,324
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	4,860	3.999%	(109,530)	218,125	327,655

						$58,053	$540,234	$482,181

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Inflation Swap Agreements:
EUR3,420	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(32,865)	$—	$(32,865)	MSI
EUR3,422	02/15/28	2.335%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(28,438)	—	(28,438)	MSI
EUR3,570	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(17,030)	—	(17,030)	MSI
EUR3,569	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(16,653)	—	(16,653)	MSI
EUR3,550	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(3,034)	—	(3,034)	JPM
EUR3,546	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(3,030)	—	(3,030)	JPM
EUR3,632	03/15/28	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(28,982)	—	(28,982)	JPM
EUR3,632	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(21,578)	—	(21,578)	JPM
EUR3,420	02/15/33	2.324%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	60,381	—	60,381	MSI
EUR3,422	02/15/33	2.346%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	52,862	—	52,862	MSI
EUR3,570	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	42,653	—	42,653	MSI
EUR3,569	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	37,119	—	37,119	MSI
EUR3,550	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	17,453	—	17,453	JPM
EUR3,546	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	17,434	—	17,434	JPM
EUR3,632	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	54,877	—	54,877	JPM
EUR3,632	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	43,610	—	43,610	JPM

				$174,779	$—	$174,779

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	3,091	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 4.351%	$971	$(3,007)	$(3,978)
AUD	2,005	09/20/28	4.062%(S)	6 Month BBSW(2)(S)/ 4.700%	921	(14,235)	(15,156)
AUD	455	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.700%	(23,064)	(24,262)	(1,198)
AUD	1,615	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.700%	136,334	(123,083)	(259,417)
AUD	989	09/20/33	4.312%(S)	6 Month BBSW(2)(S)/ 4.700%	5,133	(4,716)	(9,849)
AUD	2,367	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 4.700%	3,557	4,144	587

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	185	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.700%	$(16,014)	$(16,680)	$(666)
AUD	190	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.700%	(21,850)	(22,510)	(660)
BRL	2,220	01/02/29	10.690%(T)	1 Day BROIS(2)(T)/ 0.051%	—	10,172	10,172
CAD	3,380	12/03/23	2.450%(S)	3 Month CDOR(2)(S)/ 5.395%	20,226	(36,511)	(56,737)
CAD	250	12/03/24	4.450%(S)	1 Day CORRA(2)(S)/ 4.750%	(509)	(1,312)	(803)
CAD	2,940	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.395%	94,610	(141,956)	(236,566)
CAD	2,816	09/17/28	2.938%(S)	1 Day CORRA(1)(S)/ 4.750%	(1,888)	1,215	3,103
CAD	3,673	09/20/28	3.438%(S)	1 Day CORRA(1)(S)/ 4.750%	5,583	26,095	20,512
CAD	995	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 4.750%	2,443	(4,695)	(7,138)
CAD	275	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 4.750%	(1,441)	(544)	897
CAD	600	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.395%	(21,336)	(40,054)	(18,718)
CAD	2,084	09/20/33	3.313%(S)	1 Day CORRA(2)(S)/ 4.750%	(843)	11,558	12,401
CAD	874	09/20/33	3.375%(S)	1 Day CORRA(1)(S)/ 4.750%	1,910	1,622	(288)
CAD	470	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.395%	41,068	(48,346)	(89,414)
CAD	1,120	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.395%	118,471	(121,791)	(240,262)
CHF	800	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.707%	—	(143,494)	(143,494)
CHF	250	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 1.707%	—	3,739	3,739
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(30,398)	(30,398)
CLP	440,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(6,234)	(6,234)
CLP	204,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(10,164)	(10,164)
CLP	419,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(20,071)	(20,071)
CNH	15,680	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	5,889	9,909	4,020
CNH	114,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(316)	112,635	112,951
CNH	12,180	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	44,049	44,049
CNH	18,430	03/15/28	2.830%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	51,727	51,727
CNH	121,412	03/15/28	2.858%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	361,176	361,176
CNH	151,838	03/15/28	2.870%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	463,702	463,702
CNH	9,303	03/15/28	2.891%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	29,553	29,553
CNH	17,026	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	—	(54,827)	(54,827)
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	3,906	3,906
CNH	20,175	06/21/28	2.988%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(2,209)	77,204	79,413
CNH	2,320	06/21/28	3.060%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	(2,314)	(9,946)	(7,632)
CNH	20,776	09/20/28	2.437%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	1,120	1,120
CNH	3,655	09/20/28	2.654%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	(208)	(5,272)	(5,064)
COP	851,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 12.270%	—	(19,288)	(19,288)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 7.150%	—	(108,724)	(108,724)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.983%	(19,947)	(59,090)	(39,143)
EUR	33,065	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(1,416,651)	(1,416,651)
EUR	16,945	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(1,161,945)	(1,161,945)
EUR	1,882	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 3.900%	685	(987)	(1,672)
EUR	1,228	09/20/28	3.375%(A)	6 Month EURIBOR(2)(S)/ 3.900%	8,292	9,900	1,608
EUR	4,365	08/15/32	2.940%(A)	6 Month EURIBOR(1)(S)/ 3.900%	(12,299)	35,246	47,545
EUR	1,500	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(912)	(912)
EUR	601	09/20/33	3.188%(A)	6 Month EURIBOR(2)(S)/ 3.900%	5,224	10,817	5,593
EUR	1,075	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	(4,531)	(4,531)
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	145,414	145,414
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(151,324)	(151,324)
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	341,793	341,793
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(356,373)	(356,373)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(806,467)	(806,467)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	117,778	117,778
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(123,848)	(123,848)
EUR	960	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.900%	796	(11,623)	(12,419)
EUR	960	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	(494)	20,411	20,905
EUR	665	08/15/48	2.660%(A)	6 Month EURIBOR(1)(S)/ 3.900%	4,202	999	(3,203)
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.929%	(65,128)	284,532	349,660
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.929%	(79,656)	919,133	998,789
GBP	1,430	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.929%	153,312	276,605	123,293
GBP	1,340	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.929%	202,892	295,467	92,575

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,768	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 4.929%	$(1,100)	$138,274	$139,374
GBP	2,303	12/20/28	4.344%(A)	1 Day SONIA(1)(A)/ 4.929%	53,321	68,770	15,449
GBP	3,040	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.929%	(340,532)	(721,160)	(380,628)
GBP	1,805	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 4.929%	(358,688)	(481,166)	(122,478)
GBP	3,932	12/07/30	1.009%(A)	1 Day SONIA(2)(A)/ 4.929%	—	(1,185,068)	(1,185,068)
GBP	12,530	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.929%	(965,491)	3,548,410	4,513,901
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.929%	(13,710)	168,500	182,210
GBP	3,995	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.929%	(931,182)	(1,289,191)	(358,009)
GBP	551	12/20/33	4.031%(A)	1 Day SONIA(1)(A)/ 4.929%	293	11,930	11,637
GBP	3,380	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.929%	1,083,383	1,325,118	241,735
GBP	2,845	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.929%	(871,482)	(1,161,333)	(289,851)
GBP	1,240	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.929%	178,146	(553,925)	(732,071)
GBP	1,045	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 4.929%	57,189	480,982	423,793
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.929%	688,599	(1,971,288)	(2,659,887)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)/ 4.929%	44,587	171,628	127,041
HKD	39,308	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 4.968%	(10,981)	(7,811)	3,170
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 14.570%	—	(88,577)	(88,577)
HUF	120,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(19,773)	(19,773)
HUF	163,100	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(29,356)	(29,356)
ILS	1,275	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.825%	—	(58,594)	(58,594)
JPY	970,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	1,288	(779)	(2,067)
JPY	395,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(3,113)	(1,663)	1,450
JPY	225,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ (0.077)%	—	5,069	5,069
JPY	150,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.077)%	15,106	10,414	(4,692)
JPY	262,032	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.077)%	(7,279)	5,144	12,423
JPY	995,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(17,965)	(107,274)	(89,309)
JPY	597,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.077)%	10,286	(154,655)	(164,941)
JPY	19,935	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ (0.077)%	6,247	5,889	(358)
JPY	50,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ (0.077)%	(16,102)	(16,513)	(411)
JPY	75,873	12/20/33	0.625%(A)	1 Day TONAR(2)(A)/ (0.077)%	(947)	(1,542)	(595)
JPY	405,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ (0.077)%	9,833	(191,374)	(201,207)
JPY	60,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.077)%	(57,539)	(35,880)	21,659
JPY	361,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ (0.077)%	9,939	(276,429)	(286,368)
JPY	135,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ (0.077)%	17,011	(126,359)	(143,370)
JPY	55,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.077)%	(62,466)	(47,921)	14,545
JPY	330,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ (0.077)%	38,514	(325,571)	(364,085)
JPY	60,000	07/08/52	0.450%(A)	1 Day TONAR(1)(A)/ (0.077)%	74,035	61,154	(12,881)
KRW	1,070,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	755	755
KRW	120,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	(1,560)	(1,560)
KRW	3,080,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	(308,489)	(308,489)
MXN	19,550	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	(44)	(76,764)	(76,720)
MXN	10,735	09/13/28	8.224%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	2,263	2,263
NOK	19,418	06/18/28	2.656%(A)	6 Month NIBOR(2)(S)/ 4.810%	(2,638)	(53,260)	(50,622)
NOK	13,700	09/20/28	3.500%(A)	6 Month NIBOR(2)(S)/ 4.810%	(1,698)	(37,498)	(35,800)
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.810%	—	(31,273)	(31,273)
NZD	1,250	03/15/28	4.065%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(14,091)	(14,091)
NZD	1,250	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(8,960)	(8,960)
NZD	1,250	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(8,960)	(8,960)
NZD	1,245	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(7,646)	(7,646)
NZD	1,245	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(7,646)	(7,646)
NZD	1,310	03/15/28	4.261%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(7,740)	(7,740)
NZD	670	03/15/28	4.264%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(3,904)	(3,904)
NZD	1,250	03/15/28	4.292%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(6,308)	(6,308)
NZD	1,125	03/15/28	4.315%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(4,985)	(4,985)
NZD	1,250	03/15/28	4.320%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(5,368)	(5,368)
NZD	643	03/15/28	4.518%(S)	3 Month BBR(2)(Q)/ 5.705%	—	714	714
NZD	3,624	03/19/28	4.344%(S)	3 Month BBR(1)(Q)/ 5.705%	(2,957)	(8,588)	(5,631)

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	4,556	09/20/28	4.155%(S)	3 Month BBR(1)(Q)/ 5.705%	$(337)	$56,487	$56,824
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(76,420)	(76,420)
NZD	2,381	03/15/33	4.185%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(3,422)	(3,422)
NZD	1,100	09/20/33	4.170%(S)	3 Month BBR(1)(Q)/ 5.705%	18	16,169	16,151
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 6.950%	—	(86,117)	(86,117)
SEK	20,996	06/18/28	2.500%(A)	3 Month STIBOR(1)(Q)/ 3.814%	9,273	21,644	12,371
SEK	84,599	06/21/28	2.975%(A)	3 Month STIBOR(2)(Q)/ 3.814%	12,633	(141,019)	(153,652)
SEK	83,482	06/21/28	3.160%(A)	3 Month STIBOR(2)(Q)/ 3.814%	49,389	(74,284)	(123,673)
SEK	14,285	12/20/28	3.000%(A)	3 Month STIBOR(2)(Q)/ 3.814%	(8,002)	(14,888)	(6,886)
SEK	4,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 3.814%	—	(68,308)	(68,308)
SEK	6,645	09/20/33	2.781%(A)	3 Month STIBOR(2)(Q)/ 3.814%	(677)	(13,924)	(13,247)
SGD	600	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 4.001%	(2,083)	(80,294)	(78,211)
THB	22,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.987%	—	(61,752)	(61,752)
TWD	35,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.493%	—	2,762	2,762
	26,530	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 5.090%	—	(87,464)	(87,464)
	27,880	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.090%	—	(26,487)	(26,487)
	5,173	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 5.090%	13,474	3,223	(10,251)
	5,088	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(7,188)	(7,188)
	12,932	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(11,378)	(11,378)
	16,536	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.090%	—	37,216	37,216
	43,026	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.090%	—	78,265	78,265
	20,892	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/ 5.090%	(37,329)	173,537	210,866
	3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.090%	—	493,215	493,215
	2,741	12/20/28	3.344%(A)	1 Day SOFR(1)(A)/ 5.090%	3,428	41,410	37,982
	1,503	06/21/33	3.062%(A)	1 Day SOFR(2)(A)/ 5.090%	(2,867)	(4,245)	(1,378)
	643	09/20/33	3.125%(A)	1 Day SOFR(1)(A)/ 5.090%	584	20,044	19,460

					$(797,630)	$(4,688,696)	$(3,891,066)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreement:
MYR8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	$(54,456)	$(89)	$(54,367)	HSBC

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS - 50 bps(T)/ 4.580%	GSI	09/20/23	(20,686)	$(477,493)	$—	$(477,493)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$383,846	$(69,572)	$386,335	$(834,025)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$4,481,520
GS	—	17,539,638
JPS	—	11,546,688
MSC	—	296,864

Total	$—	$33,864,710

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$223,802,651	$—	$—
Fixed Income	854,328,399	—	—
Common Stocks	701,105,689	211,579,843	—**
Preferred Stocks	173,262	1,036,481	—
Rights	—	437	—**
Unaffiliated Exchange-Traded Funds	103,131,858	—	—
Asset-Backed Securities
Automobiles	—	5,526,457	—
Collateralized Loan Obligations	—	283,344,226	—
Consumer Loans	—	3,907,170	—
Home Equity Loans	—	68,080	—
Other	—	557,201	—
Residential Mortgage-Backed Securities	—	407,648	—
Student Loans	—	248,572	—
Commercial Mortgage-Backed Securities	—	14,938,378	—
Corporate Bonds	—	316,950,747	—
Floating Rate and Other Loans	—	6,254,282	—
Municipal Bonds	—	1,902,070	—
Residential Mortgage-Backed Securities	—	3,636,235	283,526
Sovereign Bonds	—	202,116,506	—
U.S. Government Agency Obligations	—	65,688,893	—
U.S. Treasury Obligations	—	125,322,369	—
Short-Term Investments
Affiliated Mutual Funds	518,248,268	—	—
Commercial Paper	—	49,945,516	—
Foreign Treasury Obligations	—	15,364,069	—

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
U.S. Treasury Obligation	$—	$15,239,032	$—
Unaffiliated Fund	18,954,030	—	—

Total	$2,419,744,157	$1,324,034,212	$283,526

Other Financial Instruments*
Assets
Futures Contracts	$5,996,681	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	8,840,493	—
OTC Cross Currency Exchange Contracts	—	51,329	—
Centrally Cleared Credit Default Swap Agreements	—	482,181	—
OTC Credit Default Swap Agreements	—	271,161	—
OTC Inflation Swap Agreements	—	326,389	—
Centrally Cleared Interest Rate Swap Agreements	—	10,130,281	—

Total	$5,996,681	$20,101,834	$—

Liabilities
Forward Commitment Contracts	$—	$(8,104,319)	$—
Futures Contracts	(8,641,230)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(9,463,411)	—
OTC Cross Currency Exchange Contracts	—	(122,558)	—
OTC Credit Default Swap Agreements	—	(47,407)	—
OTC Inflation Swap Agreements	—	(151,610)	—
Centrally Cleared Interest Rate Swap Agreements	—	(14,021,347)	—
OTC Interest Rate Swap Agreement	—	(54,456)	—
OTC Total Return Swap Agreement	—	(477,493)	—

Total	$(8,641,230)	$(32,442,601)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	43.4%
Collateralized Loan Obligations	7.7
Sovereign Bonds	5.5
U.S. Treasury Obligations	3.8
Unaffiliated Exchange-Traded Funds	2.8
Banks	2.5
Software	2.0
U.S. Government Agency Obligations	1.8
Pharmaceuticals	1.8
Semiconductors & Semiconductor Equipment	1.6
Technology Hardware, Storage & Peripherals	1.4
Commercial Paper	1.4
Oil, Gas & Consumable Fuels	1.0
Electric	0.9
Interactive Media & Services	0.9
Insurance	0.9
Diversified Financial Services	0.8
Automobiles	0.8

Capital Markets	0.8%
Financial Services	0.7
Aerospace & Defense	0.7
Health Care Providers & Services	0.6
Hotels, Restaurants & Leisure	0.6
Broadline Retail	0.6
Machinery	0.6
Unaffiliated Fund	0.5
Health Care Equipment & Supplies	0.5
Specialty Retail	0.5
Media	0.5
Biotechnology	0.5
Beverages	0.4
Consumer Staples Distribution & Retail	0.4
Chemicals	0.4
Textiles, Apparel & Luxury Goods	0.4
Foreign Treasury Obligations	0.4
Food Products	0.4
Commercial Mortgage-Backed Securities	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Oil & Gas	0.4%
Entertainment	0.4
Commercial Services	0.4
Electric Utilities	0.4
Telecommunications	0.4
Healthcare-Services	0.3
Metals & Mining	0.3
Foods	0.3
Household Products	0.3
IT Services	0.3
Pipelines	0.3
Electrical Equipment	0.3
Industrial Conglomerates	0.3
Diversified Telecommunication Services	0.3
Multi-Utilities	0.3
Life Sciences Tools & Services	0.2
Retail	0.2
Trading Companies & Distributors	0.2
Real Estate Investment Trusts (REITs)	0.2
Home Builders	0.2
Ground Transportation	0.2
Tobacco	0.2
Real Estate	0.2
Specialized REITs	0.2
Electronic Equipment, Instruments & Components	0.2
Communications Equipment	0.2
Building Materials	0.2
Professional Services	0.2
Building Products	0.2
Personal Care Products	0.1
Commercial Services & Supplies	0.1
Passenger Airlines	0.1
Air Freight & Logistics	0.1
Residential Mortgage-Backed Securities	0.1
Multi-National	0.1
Consumer Finance	0.1
Household Durables	0.1
Healthcare-Products	0.1
Energy Equipment & Services	0.1
Internet	0.1
Consumer Loans	0.1
Auto Manufacturers	0.1
Agriculture	0.1
Construction Materials	0.1
Airlines	0.1
Industrial REITs	0.1
Construction & Engineering	0.1
Apparel	0.1
Real Estate Management & Development	0.1

Wireless Telecommunication Services	0.1%
Gas Utilities	0.1
Computers	0.1
Health Care REITs	0.1
Residential REITs	0.1
Engineering & Construction	0.1
Gas	0.1
Mining	0.1
Electronics	0.1
Distribution/Wholesale	0.1
Municipal Bonds	0.0	*
Semiconductors	0.0	*
Automobile Components	0.0	*
Distributors	0.0	*
Auto Parts & Equipment	0.0	*
Transportation	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Retail REITs	0.0	*
Containers & Packaging	0.0	*
Packaging & Containers	0.0	*
Office REITs	0.0	*
Lodging	0.0	*
Water	0.0	*
Leisure Time	0.0	*
Machinery-Diversified	0.0	*
Other	0.0	*
Office/Business Equipment	0.0	*
Diversified REITs	0.0	*
Miscellaneous Manufacturing	0.0	*
Investment Companies	0.0	*
Leisure Products	0.0	*
Diversified Consumer Services	0.0	*
Student Loans	0.0	*
Iron/Steel	0.0	*
Electrical Components & Equipment	0.0	*
Forest Products & Paper	0.0	*
Cosmetics/Personal Care	0.0	*
Transportation Infrastructure	0.0	*
Water Utilities	0.0	*
Marine Transportation	0.0	*
Home Equity Loans	0.0	*
Hotel & Resort REITs	0.0	*

	101.7
Liabilities in excess of other assets	(1.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$482,181	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	383,846		Premiums received for OTC swap agreements	69,483
Credit contracts	Unrealized appreciation on OTC swap agreements	59,946		Unrealized depreciation on OTC swap agreements	150,555
Equity contracts	Due from/to broker-variation margin futures	2,767,264	*	—	—
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	1,170,300	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	51,329		Unrealized depreciation on OTC cross currency exchange contracts	122,558
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	8,840,493		Unrealized depreciation on OTC forward foreign currency exchange contracts	9,463,411
Interest rate contracts	Due from/to broker-variation margin futures	3,229,417	*	Due from/to broker-variation margin futures	7,470,930	*
Interest rate contracts	Due from/to broker-variation margin swaps	10,130,281	*	Due from/to broker-variation margin swaps	14,021,347	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	89
Interest rate contracts	Unrealized appreciation on OTC swap agreements	326,389		Unrealized depreciation on OTC swap agreements	683,470

		$26,271,146			$33,152,143

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$—	$—	$(384,163)
Credit contracts	(980,235)	1,030,965	—	—	(591,297)
Equity contracts	—	—	9,326,485	—	—
Foreign exchange contracts	(37,240)	—	(2,216,979)	(8,403,010)	—
Interest rate contracts	(556)	2,063	(8,546,728)	—	(3,943,235)

Total	$(1,018,031)	$1,033,028	$(1,437,222)	$(8,403,010)	$(4,918,695)

(1)  Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$692
Credit contracts	466,098	(155,140)	—	—	363,937

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Equity contracts	$—	$—	$6,111,946	$—	$—
Foreign exchange contracts	30,127	—	1,334,960	10,023,720	—
Interest rate contracts	—	—	(4,818,081)	—	5,182,201

Total	$496,225	$(155,140)	$2,628,825	$10,023,720	$5,546,830

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 356,535
Options Written (2)	169,396,667
Futures Contracts - Long Positions (2)	906,328,017
Futures Contracts - Short Positions (2)	382,356,935
Forward Foreign Currency Exchange Contracts - Purchased (3)	462,577,110
Forward Foreign Currency Exchange Contracts - Sold (3)	750,138,998
Cross Currency Exchange Contracts (4)	13,858,998
Interest Rate Swap Agreements (2)	476,959,283
Credit Default Swap Agreements - Buy Protection (2)	12,774,332
Credit Default Swap Agreements - Sell Protection (2)	59,481,146
Total Return Swap Agreements (2)	22,542,241
Inflation Swap Agreements (2)	41,106,225

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$58,746,910	$(58,746,910)	$—

Offsetting of OTC derivative assets and liabilities:
Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

ANZ(4)	$—	$(21,099)	$(21,099)	$—	$(21,099)
BARC(3-a)	197,127	(135,992)	61,135	(61,135)	—
BARC(3-b)	46,998	(66,101)	(19,103)	19,103	—
BARC(4)	306,506	(558,344)	(251,838)	—	(251,838)
BNP(3-a)	436,985	(425)	436,560	(436,560)	—
BNP(3-b)	18,121	(17,377)	744	—	744

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP(4)	$1,457,522	$(969,589)	$487,933	$—	$487,933
BNYM(3-a)	202,444	—	202,444	(202,444)	—
BOA(3-a)	80,406	(169,371)	(88,965)	88,965	—
BOA(3-b)	1,425	(3,680)	(2,255)	—	(2,255)
BOA(4)	235,504	(269,140)	(33,636)	—	(33,636)
CA(4)	37,608	(32,945)	4,663	—	4,663
CITI(3-a)	176,209	(179,273)	(3,064)	—	(3,064)
CITI(3-b)	1,312	(26,120)	(24,808)	—	(24,808)
CITI(4)	168,948	(106,288)	62,660	—	62,660
DB(3-a)	113,023	—	113,023	(113,023)	—
DB(4)	192,002	(1,788,705)	(1,596,703)	—	(1,596,703)
GSI(3-a)	38,227	(537,003)	(498,776)	466,927	(31,849)
GSI(3-b)	8,814	(92,158)	(83,344)	—	(83,344)
GSI(4)	536,798	(396,728)	140,070	—	140,070
HSBC(3-a)	88,814	(216,243)	(127,429)	80,265	(47,164)
HSBC(3-b)	87,339	(83,742)	3,597	—	3,597
HSBC(4)	1,074,450	(830,263)	244,187	—	244,187
JPM(3-a)	326,480	(33,530)	292,950	(292,950)	—
JPM(3-b)	128,971	(50,689)	78,282	(78,282)	—
JPM(4)	612,300	(703,517)	(91,217)	—	(91,217)
MSC(4)	237,211	(459,117)	(221,906)	—	(221,906)
MSI(3-a)	762,341	(247,697)	514,644	(514,644)	—
MSI(3-b)	281,528	(252,219)	29,309	—	29,309
MSI(4)	193,015	(94,986)	98,029	(71,000)	27,029
NWM(4)	—	(2,514)	(2,514)	—	(2,514)
RBC(4)	79,365	(61,311)	18,054	—	18,054
SCS(4)	11,395	(3,749)	7,646	—	7,646
SSB(3-a)	—	(14,721)	(14,721)	10,805	(3,916)
SSB(3-b)	3,653	(4,157)	(504)	—	(504)
SSB(4)	79,609	(283,007)	(203,398)	—	(203,398)
TD(3-a)	61,625	—	61,625	(60,866)	759
TD(4)	304,515	(1,521,992)	(1,217,477)	—	(1,217,477)
UAG(3-a)	—	(21,471)	(21,471)	21,471	—
UBS(4)	1,073,413	(229,843)	843,570	—	843,570
WBC(4)	—	(4,460)	(4,460)	—	(4,460)

	$9,662,003	$(10,489,566)	$(827,563)	$(1,143,368)	$(1,970,931)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3-a)	PGIM Fixed Income (Core Plus)
(3-b)	PGIM Fixed Income (Global Bond)
(4)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $58,746,910:
Unaffiliated investments (cost $2,223,289,250)	$2,147,682,577
Affiliated investments (cost $1,551,610,363)	1,596,379,318
Foreign currency, at value (cost $1,307,160)	1,309,274
Cash	17,029
Receivable for investments sold	14,887,731
Dividends and interest receivable	10,962,445
Unrealized appreciation on OTC forward foreign currency exchange contracts	8,840,493
Due from broker-variation margin futures	2,308,711
Receivable for Portfolio shares sold	1,575,987
Tax reclaim receivable	927,441
Unrealized appreciation on OTC swap agreements	386,335
Premiums paid for OTC swap agreements	383,846
Due from broker-variation margin swaps	166,682
Unrealized appreciation on OTC cross currency exchange contracts	51,329
Receivable from affiliate	8,290
Prepaid expenses and other assets	53,616

Total Assets	3,785,941,104

LIABILITIES
Payable to broker for collateral for securities on loan	59,821,429
Payable for investments purchased	25,439,427
Unrealized depreciation on OTC forward foreign currency exchange contracts	9,463,411
Forward commitment contracts, at value (proceeds receivable $8,155,520)	8,104,319
Unrealized depreciation on OTC swap agreements	834,025
Management fee payable	758,896
Accrued expenses and other liabilities	662,184
Payable to affiliate	228,491
Unrealized depreciation on OTC cross currency exchange contracts	122,558
Distribution fee payable	94,193
Premiums received for OTC swap agreements	69,572
Payable for Portfolio shares purchased	9,900
Due to broker-variation margin futures	3,140
Foreign capital gains tax liability accrued	1,163
Trustees’ fees payable	1,133
Affiliated transfer agent fee payable	707

Total Liabilities	105,614,548

NET ASSETS	$3,680,326,556

Net assets were comprised of:
Partners’ Equity	$3,680,326,556

Net asset value and redemption price per share, $3,680,326,556 / 196,046,718 outstanding shares of beneficial interest	$18.77

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $14,010 foreign withholding tax)	$25,237,205
Affiliated dividend income	13,021,346
Unaffiliated dividend income (net of $680,407 foreign withholding tax, of which $86,660 is reimbursable by an affiliate)	11,858,272
Income from securities lending, net (including affiliated income of $73,946)	82,703

Total income	50,199,526

EXPENSES
Management fee	11,457,420
Distribution fee	4,571,219
Custodian and accounting fees	352,978
Audit fee	42,151
Trustees’ fees	35,313
Professional fees	22,567
Shareholders’ reports	9,707
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,996
Miscellaneous	48,949

Total expenses	16,544,300
Less: Fee waiver and/or expense reimbursement	(1,043,668)
Distribution fee waiver	(279,162)

Net expenses	15,221,470

NET INVESTMENT INCOME (LOSS)	34,978,056

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(160,134)) (net of foreign capital gains taxes $(3,466))	(38,197,697)
Futures transactions	(1,437,222)
Forward and cross currency contract transactions	(8,403,010)
Options written transactions	1,033,028
Swap agreements transactions	(4,918,695)
Foreign currency transactions	(5,022,214)

(56,945,810)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $50,321,909) (net of change in foreign capital gains taxes $(1,163))	224,600,915
Futures	2,628,825
Forward and cross currency contracts	10,023,720
Options written	(155,140)
Swap agreements	5,546,830
Foreign currencies	(495,380)

242,149,770

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	185,203,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$220,182,016

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$34,978,056	$50,576,105
Net realized gain (loss) on investment and foreign currency transactions	(56,945,810)	(527,583,649)
Net capital gain distributions received	—	16,632
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	242,149,770	(431,384,854)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	220,182,016	(908,375,766)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [20,942,374 and 44,534,498 shares, respectively]	382,550,522	796,397,277
Portfolio shares purchased [26,175,424 and 131,258,036 shares, respectively]	(476,074,424)	(2,362,739,415)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(93,523,902)	(1,566,342,138)

TOTAL INCREASE (DECREASE)	126,658,114	(2,474,717,904)
NET ASSETS:
Beginning of period	3,553,668,442	6,028,386,346

End of period	$3,680,326,556	$3,553,668,442

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$17.66		$20.93	$19.70	$18.06	$15.74		$16.19

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.21	0.02	(0.01)	0.01		—	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.94		(3.48)	1.21	1.65	2.31		(0.45)

Total from investment operations	1.11		(3.27)	1.23	1.64	2.32		(0.45)

Capital Contributions	—		—	—	—	—	(b)(c)	—	(b)(d)

Net Asset Value, end of period	$18.77		$17.66	$20.93	$19.70	$18.06		$15.74

Total Return(e)	6.29%		(15.62)%	6.24%	9.08%	14.74	%(f)	(2.78	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,680		$3,554	$6,028	$6,487	$6,407		$5,833
Average net assets (in millions)	$3,687		$4,535	$6,263	$6,109	$6,305		$6,573
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.83	%(h)	0.82%	0.45%	0.16%	0.16%		0.16%
Expenses before waivers and/or expense reimbursement	0.90	%(h)	0.90%	0.57%	0.16%	0.16%		0.16%
Net investment income (loss)	1.91	%(h)	1.12%	0.10%	(0.08)%	0.05%		0.03%
Portfolio turnover rate(i)	36%		69%	79%	41%	26%		14%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 81.9%
AFFILIATED MUTUAL FUND — 10.9%
Fixed Income
AST PGIM Fixed Income Central Portfolio*	151,327,190	$1,540,510,792

(cost $1,519,977,420)(wd)
COMMON STOCKS — 57.3%
Aerospace & Defense — 0.9%
AAR Corp.*	20,300	1,172,528
Airbus SE (France)	15,093	2,182,172
Austal Ltd. (Australia)	622,182	985,105
Axon Enterprise, Inc.*	1,300	253,656
BAE Systems PLC (United Kingdom)	130,378	1,537,319
Bharat Electronics Ltd. (India)	22,425	34,439
Boeing Co. (The)*(a)	27,143	5,731,516
BWX Technologies, Inc.	1,456	104,206
Curtiss-Wright Corp.	863	158,499
Dassault Aviation SA (France)	4,791	959,882
General Dynamics Corp.	36,404	7,832,321
Hanwha Aerospace Co. Ltd. (South Korea)	216	20,919
HEICO Corp.	43	7,608
HEICO Corp. (Class A Stock)	91	12,795
Hexcel Corp.	65,967	5,014,811
Hindustan Aeronautics Ltd. (India)	525	24,315
Howmet Aerospace, Inc.	274,593	13,608,829
Huntington Ingalls Industries, Inc.	1,520	345,952
L3Harris Technologies, Inc.	8,169	1,599,245
Lockheed Martin Corp.	38,817	17,870,570
Mercury Systems, Inc.*	1,131	39,121
Moog, Inc. (Class A Stock)	13,700	1,485,491
MTU Aero Engines AG (Germany)	14,775	3,832,179
Northrop Grumman Corp.	29,037	13,235,065
Parsons Corp.*	48,000	2,310,720
Raytheon Technologies Corp.	270,533	26,501,413
Safran SA (France)	36,772	5,762,530
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,560	45,536
Textron, Inc.	108,644	7,347,594
Thales SA (France)	7,566	1,133,606
TransDigm Group, Inc.	1,994	1,782,975
V2X, Inc.*	6,800	337,008
Woodward, Inc.	1,324	157,437

		123,427,362

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	3,352	316,261
Deutsche Group AG (Germany)	13,096	639,900
DSV A/S (Denmark)	19,330	4,060,104
Expeditors International of Washington, Inc.	5,960	721,935
FedEx Corp.	67,903	16,833,154
GXO Logistics, Inc.*	2,355	147,941
Hub Group, Inc. (Class A Stock)*	9,600	771,072
Hyundai Glovis Co. Ltd. (South Korea)	4,337	652,958
SBS Holdings, Inc. (Japan)	62,200	1,382,319
United Parcel Service, Inc. (Class B Stock)	60,054	10,764,679

		36,290,323

	Shares	Value

COMMON STOCKS (continued)
Automobile Components — 0.2%
Adient PLC*	21,300	$816,216
Aptiv PLC*	26,612	2,716,819
BorgWarner, Inc.	222,274	10,871,421
Dana, Inc.	59,600	1,013,200
FCC Co. Ltd. (Japan)	36,000	468,821
Gentex Corp.	5,398	157,946
Goodyear Tire & Rubber Co. (The)*(a)	63,300	865,944
Hankook Tire & Technology Co. Ltd. (South Korea)	21,824	572,570
Hyundai Mobis Co. Ltd. (South Korea)	5,266	932,330
Johnson Electric Holdings Ltd. (Hong Kong)	497,000	637,394
Lear Corp.	1,347	193,362
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	114,953	4,416,494
Modine Manufacturing Co.*	107,700	3,556,254
Press Kogyo Co. Ltd. (Japan)	159,800	682,864
QuantumScape Corp.*(a)	5,945	47,501
Toyota Boshoku Corp. (Japan)	67,600	1,209,950
TPR Co. Ltd. (Japan)	226,200	2,668,192
Visteon Corp.*	14,500	2,082,345

		33,909,623

Automobiles — 1.4%
Bayerische Motoren Werke AG (Germany)	99,801	12,276,230
BYD Co. Ltd. (China) (Class H Stock)	29,138	934,300
Eicher Motors Ltd. (India)	827	36,158
Ferrari NV (Italy)	40,949	13,388,187
Ford Motor Co.	1,099,006	16,627,961
General Motors Co.	527,115	20,325,554
Harley-Davidson, Inc.	3,092	108,869
Hero MotoCorp Ltd. (India)	690	24,527
Hyundai Motor Co. (South Korea)	9,463	1,488,476
Kia Corp. (South Korea)	22,477	1,514,074
Lucid Group, Inc.*	13,808	95,137
Mahindra & Mahindra Ltd. (India)	45,168	802,517
Mazda Motor Corp. (Japan)	249,700	2,413,148
Mercedes-Benz Group AG (Germany)	135,087	10,873,327
Rivian Automotive, Inc. (Class A Stock)*(a)	11,938	198,887
Stellantis NV	671,928	11,813,029
Tata Motors Ltd. (India)*	10,742	78,291
Tesla, Inc.*	395,689	103,579,510
Thor Industries, Inc.	1,205	124,718
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	58,250	567,053
Toyota Motor Corp. (Japan)	179,400	2,883,333
Volkswagen AG (Germany)	2,171	362,880

		200,516,166

Banks — 2.5%
77 Bank Ltd. (The) (Japan)	19,300	343,711
ABN AMRO Bank NV (Netherlands), 144A, CVA	174,722	2,715,747
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	65,653	190,437
Agricultural Bank of China Ltd. (China) (Class H Stock)	268,000	105,546

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Akbank TAS (Turkey)	740,924	$575,809
Amalgamated Financial Corp.	34,800	559,932
Ameris Bancorp	31,000	1,060,510
Associated Banc-Corp.	73,100	1,186,413
Axos Financial, Inc.*	19,700	776,968
Banc of California, Inc.	50,700	587,106
Banco BPM SpA (Italy)	92,074	427,668
Banco Bradesco SA (Brazil)	25,412	77,857
Banco del Bajio SA (Mexico), 144A	239,100	730,416
Banco do Brasil SA (Brazil)	162,000	1,674,742
Bancolombia SA (Colombia)	4,987	37,058
Bancorp, Inc. (The)*	24,600	803,190
Bank Central Asia Tbk PT (Indonesia)	7,243,432	4,442,386
Bank Mandiri Persero Tbk PT (Indonesia)	2,269,172	789,689
Bank of America Corp.	895,607	25,694,965
Bank of Baroda (India)	6,613	15,400
Bank of Beijing Co. Ltd. (China) (Class A Stock)	97,896	62,402
Bank of China Ltd. (China) (Class H Stock)	487,000	195,527
Bank of Communications Co. Ltd. (China) (Class H Stock)	52,000	34,501
Bank of Georgia Group PLC (Georgia)	21,570	802,125
Bank of Hangzhou Co. Ltd. (China) (Class A Stock)	36,700	59,405
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)*	64,500	65,331
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	7,400	8,154
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	73,800	58,421
Bank OZK(a)	2,616	105,059
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	437,000	159,545
BankUnited, Inc.	54,845	1,181,910
Barclays PLC (United Kingdom)	5,226,217	10,209,893
BayCom Corp.	17,400	290,232
BNK Financial Group, Inc. (South Korea)	3,812	20,122
BOK Financial Corp.	711	57,435
BPER Banca (Italy)	256,575	780,088
Brookline Bancorp, Inc.	12,800	111,872
Byline Bancorp, Inc.	16,100	291,249
Cadence Bank(a)	27,900	547,956
CaixaBank SA (Spain)	309,389	1,281,587
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,421,000	668,094
China Construction Bank Corp. (China) (Class H Stock)*	1,009,000	653,250
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	138,000	51,091
China Zheshang Bank Co. Ltd. (China) (Class A Stock)	155,800	56,635
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	67,900	33,564
Citigroup, Inc.	455,315	20,962,703
Citizens Financial Group, Inc.(a)	348,621	9,092,036
Coastal Financial Corp.*	7,300	274,845

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Columbia Banking System, Inc.	4,757	$96,472
Comerica, Inc.	5,551	235,140
Commerce Bancshares, Inc.	2,658	129,445
Commercial Bank PSQC (The) (Qatar)	13,624	21,870
Commonwealth Bank of Australia (Australia)	3,129	209,476
ConnectOne Bancorp, Inc.	30,600	507,654
Credit Agricole SA (France)(a)	124,824	1,482,143
Cullen/Frost Bankers, Inc.	1,335	143,553
Customers Bancorp, Inc.*(a)	30,800	932,008
Dime Community Bancshares, Inc.	19,700	347,311
DNB Bank ASA (Norway)	61,456	1,149,271
Dukhan Bank (Qatar)	12,016	13,027
East West Bancorp, Inc.	89,835	4,742,390
Eastern Bankshares, Inc.	32,315	396,505
Emirates NBD Bank PJSC (United Arab Emirates)	79,417	323,285
Eurobank Ergasias Services & Holdings SA (Greece)*	16,540	27,251
Fifth Third Bancorp	28,842	755,949
Financial Institutions, Inc.	53,900	848,386
First BanCorp. (Puerto Rico)	11,300	138,086
First Citizens BancShares, Inc. (Class A Stock)	200	256,690
First Foundation, Inc.(a)	207,200	822,584
First Hawaiian, Inc.(a)	2,943	53,003
First Horizon Corp.	12,159	137,032
First Interstate BancSystem, Inc. (Class A Stock)	7,091	169,049
First Merchants Corp.	3,600	101,628
Flushing Financial Corp.	50,000	614,500
FNB Corp.(a)	8,230	94,151
Fulton Financial Corp.	13,200	157,344
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	15,900	130,808
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)*	13,200	31,240
Haci Omer Sabanci Holding A/S (Turkey)	163,045	288,529
Hana Financial Group, Inc. (South Korea)	20,868	622,962
Hanmi Financial Corp.	20,400	304,572
HDFC Bank Ltd. (India), ADR	79,456	5,538,083
Heartland Financial USA, Inc.	35,600	992,172
Hilltop Holdings, Inc.	10,811	340,114
HomeStreet, Inc.(a)	17,600	104,192
HomeTrust Bancshares, Inc.	29,900	624,611
Hope Bancorp, Inc.	109,100	918,622
Horizon Bancorp, Inc.	59,400	618,354
HSBC Holdings PLC (United Kingdom)	1,901,560	15,056,253
Huaxia Bank Co. Ltd. (China) (Class A Stock)	85,900	63,994
Huntington Bancshares, Inc.	60,540	652,621
ICICI Bank Ltd. (India)	5,974	68,396
Independent Bank Group, Inc.	3,600	124,308
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	351,000	187,578
Industrial Bank Co. Ltd. (China) (Class A Stock)	9,200	19,849

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Industrial Bank of Korea (South Korea)	446,099	$3,509,214
ING Groep NV (Netherlands)	652,371	8,795,003
Intesa Sanpaolo SpA (Italy)	1,291,033	3,384,766
Israel Discount Bank Ltd. (Israel) (Class A Stock)	81,180	405,562
JPMorgan Chase & Co.	429,662	62,490,041
KB Financial Group, Inc. (South Korea)	16,695	605,940
KBC Group NV (Belgium)	16,429	1,146,758
KeyCorp.	39,180	362,023
Krung Thai Bank PCL (Thailand)	466,800	255,830
Lloyds Banking Group PLC (United Kingdom)	1,000,679	554,725
M&T Bank Corp.	7,424	918,794
Mebuki Financial Group, Inc. (Japan)	75,000	177,940
Mediobanca Banca di Credito Finanziario SpA (Italy)	45,538	545,203
Metropolitan Bank & Trust Co. (Philippines)	9,490	9,601
Metropolitan Bank Holding Corp.*(a)	15,100	524,423
MidWestOne Financial Group, Inc.	41,000	876,170
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,715,200	12,642,866
Mizrahi Tefahot Bank Ltd. (Israel)	10,480	350,448
MVB Financial Corp.	12,800	269,824
National Bank of Greece SA (Greece)*	3,570	23,206
NatWest Group PLC (United Kingdom)	971,923	2,970,674
New York Community Bancorp, Inc.	15,665	176,075
Nishi-Nippon Financial Holdings, Inc. (Japan)	140,200	1,245,317
Nordea Bank Abp (Finland)	777,834	8,472,695
NU Holdings Ltd. (Brazil) (Class A Stock)*	755,098	5,957,723
OFG Bancorp (Puerto Rico)	29,500	769,360
Old National Bancorp	30,700	427,958
Oversea-Chinese Banking Corp. Ltd. (Singapore)	223,200	2,030,448
Pathward Financial, Inc.	8,100	375,516
Peapack-Gladstone Financial Corp.	3,700	100,196
Ping An Bank Co. Ltd. (China) (Class A Stock)	7,500	11,616
Pinnacle Financial Partners, Inc.	13,107	742,512
PNC Financial Services Group, Inc. (The)	134,306	16,915,841
Popular, Inc. (Puerto Rico)	1,646	99,616
Prosperity Bancshares, Inc.(a)	2,047	115,615
QCR Holdings, Inc.	2,600	106,678
Regions Financial Corp.	39,298	700,290
Renasant Corp.	10,900	284,817
Riyad Bank (Saudi Arabia)	36,900	333,193
Saudi Awwal Bank (Saudi Arabia)	10,784	109,800
Sberbank of Russia PJSC (Russia)^	83,328	—
Seven Bank Ltd. (Japan)	537,400	1,055,601
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	69,000	68,802
Shinhan Financial Group Co. Ltd. (South Korea)	23,517	607,967
Simmons First National Corp. (Class A Stock)	51,600	890,100

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	249,026	$2,754,293
SpareBank 1 Nord Norge (Norway)	161,350	1,459,966
SpareBank 1 SMN (Norway)	138,237	1,817,397
Standard Bank Group Ltd. (South Africa)	8,077	76,259
Standard Chartered PLC (United Kingdom)	235,011	2,044,618
State Bank of India (India)	11,220	78,584
Suruga Bank Ltd. (Japan)	292,000	1,171,707
Swedbank AB (Sweden) (Class A Stock)	302,548	5,105,837
Synovus Financial Corp.	3,309	100,097
Tokyo Kiraboshi Financial Group, Inc. (Japan)	22,000	477,878
Truist Financial Corp.	488,274	14,819,116
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	1,343,400	723,562
U.S. Bancorp	101,376	3,349,463
UniCredit SpA (Italy)	455,165	10,584,214
Univest Financial Corp.	19,700	356,176
Valley National Bancorp(a)	145,700	1,129,175
Veritex Holdings, Inc.	44,000	788,920
Washington Federal, Inc.(a)	35,100	930,852
Webster Financial Corp.	3,971	149,905
Wells Fargo & Co.	700,031	29,877,323
Western Alliance Bancorp	20,926	763,171
Wintrust Financial Corp.	1,399	101,595
Woori Financial Group, Inc. (South Korea)	142,418	1,279,323
WSFS Financial Corp.	4,109	154,991
Yamaguchi Financial Group, Inc. (Japan)	152,100	1,021,347
Yapi ve Kredi Bankasi A/S (Turkey)	1,254,102	626,629
Zions Bancorp NA	19,239	516,759

		357,178,947

Beverages — 0.6%
Ambev SA (Brazil)	27,200	87,595
Boston Beer Co., Inc. (The) (Class A Stock)*	1	309
Brown-Forman Corp. (Class A Stock)	457	31,108
Brown-Forman Corp. (Class B Stock)	4,935	329,559
Celsius Holdings, Inc.*(a)	6,600	984,654
Coca-Cola Co. (The)	607,757	36,599,127
Coca-Cola Consolidated, Inc.	3,600	2,289,672
Constellation Brands, Inc. (Class A Stock)	6,469	1,592,215
Heineken Holding NV (Netherlands)	1,444	125,660
Keurig Dr. Pepper, Inc.	37,634	1,176,815
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,880	437,889
Molson Coors Beverage Co. (Class B Stock)	7,585	499,396
Monster Beverage Corp.*	14,978	860,336
PepsiCo, Inc.	214,284	39,689,683
Pernod Ricard SA (France)(a)	24,046	5,313,558
Primo Water Corp.	43,500	545,490

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Varun Beverages Ltd. (India)	72,666	$712,558

		91,275,624

Biotechnology — 1.0%
2seventy bio, Inc.*	15,400	155,848
3SBio, Inc. (China), 144A*	214,000	215,343
AbbVie, Inc.	241,303	32,510,753
ACADIA Pharmaceuticals, Inc.*	56,000	1,341,200
Agios Pharmaceuticals, Inc.*	17,900	506,928
Alkermes PLC*(a)	56,400	1,765,320
Alnylam Pharmaceuticals, Inc.*	470	89,272
Amgen, Inc.	60,533	13,439,537
Amicus Therapeutics, Inc.*(a)	195,600	2,456,736
Apellis Pharmaceuticals, Inc.*	11,231	1,023,144
Arcutis Biotherapeutics, Inc.*(a)	15,455	147,286
Argenx SE (Netherlands), ADR*	10,787	4,204,018
Aurinia Pharmaceuticals, Inc. (Canada)*	94,100	910,888
Avid Bioservices, Inc.*(a)	25,387	354,656
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (China) (Class A Stock)	5,600	51,524
Biogen, Inc.*	9,662	2,752,221
BioMarin Pharmaceutical, Inc.*	3,995	346,287
Blueprint Medicines Corp.*	32,900	2,079,280
Catalyst Pharmaceuticals, Inc.*	143,500	1,928,640
Celldex Therapeutics, Inc.*	9,495	322,165
Chongqing Zhifei Biological Products Co. Ltd. (China) (Class A Stock)	900	5,485
Daan Gene Co. Ltd. (China) (Class A Stock)	17,700	24,307
Denali Therapeutics, Inc.*	25,000	737,750
Eagle Pharmaceuticals, Inc.*	9,600	186,624
Exact Sciences Corp.*	79,409	7,456,505
Exelixis, Inc.*	1,130	21,594
Genmab A/S (Denmark)*	1,206	457,023
Gilead Sciences, Inc.	188,068	14,494,401
Horizon Therapeutics PLC*	440	45,254
IGM Biosciences, Inc.*	11,200	103,376
ImmunoGen, Inc.*	61,500	1,160,505
Immunovant, Inc.*	16,100	305,417
Incyte Corp.*	4,289	266,990
Ionis Pharmaceuticals, Inc.*	280	11,488
iTeos Therapeutics, Inc.*	16,500	218,460
Karuna Therapeutics, Inc.*	630	136,616
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	69,100	972,928
Kodiak Sciences, Inc.*(a)	60,000	414,000
Lexicon Pharmaceuticals, Inc.*(a)	45,800	104,882
MiMedx Group, Inc.*(a)	235,700	1,557,977
Mirati Therapeutics, Inc.*	1,041	37,611
Moderna, Inc.*	14,168	1,721,412
Prothena Corp. PLC (Ireland)*	5,800	396,024
Regeneron Pharmaceuticals, Inc.*	4,278	3,073,914
REGENXBIO, Inc.*	12,100	241,879
Rocket Pharmaceuticals, Inc.*	9,300	184,791
Sutro Biopharma, Inc.*	36,100	167,865
Syndax Pharmaceuticals, Inc.*	22,531	471,574
United Therapeutics Corp.*	17,514	3,866,215

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Vanda Pharmaceuticals, Inc.*	250,300	$1,649,477
Vaxcyte, Inc.*	28,240	1,410,306
Veracyte, Inc.*	81,100	2,065,617
Vericel Corp.*	15,400	578,578
Vertex Pharmaceuticals, Inc.*	76,282	26,844,399
Vir Biotechnology, Inc.*	40,600	995,918
Y-mAbs Therapeutics, Inc.*	34,300	232,897

		139,221,105

Broadline Retail — 1.5%
Alibaba Group Holding Ltd. (China)*	102,256	1,064,468
Alibaba Group Holding Ltd. (China), ADR*	3,901	325,148
Amazon.com, Inc.*	1,267,786	165,268,583
B&M European Value Retail SA (United Kingdom)	201,161	1,424,689
Central Retail Corp. PCL (Thailand)	13,600	14,999
Coupang, Inc. (South Korea)*	25,830	449,442
eBay, Inc.	47,905	2,140,874
Etsy, Inc.*(a)	8,436	713,770
Europris ASA (Norway), 144A	50,385	335,966
JD.com, Inc. (China), ADR	6,900	235,497
Kohl’s Corp.	2,531	58,339
Macy’s, Inc.(a)	54,996	882,686
MercadoLibre, Inc. (Brazil)*	25,244	29,904,042
MINISO Group Holding Ltd. (China), ADR	600	10,194
Next PLC (United Kingdom)	51,935	4,553,982
Nordstrom, Inc.	1,717	35,147
Ollie’s Bargain Outlet Holdings, Inc.*	1,383	80,117
PDD Holdings, Inc. (China), ADR*	13,297	919,355
Vipshop Holdings Ltd. (China), ADR*	4,200	69,300
Woolworths Holdings Ltd. (South Africa)	6,134	23,284

		208,509,882

Building Products — 0.4%
A.O. Smith Corp.	4,596	334,497
AAON, Inc.(a)	16,000	1,516,959
Allegion PLC	2,039	244,721
Armstrong World Industries, Inc.	2,737	201,060
Assa Abloy AB (Sweden) (Class B Stock)	69,343	1,666,795
AZEK Co., Inc. (The)*	2,775	84,055
Builders FirstSource, Inc.*(a)	3,057	415,752
Bunka Shutter Co. Ltd. (Japan)(a)	307,700	2,370,734
Carlisle Cos., Inc.	1,069	274,231
Carrier Global Corp.(a)	189,917	9,440,774
Central Glass Co. Ltd. (Japan)	22,000	471,702
Cie de Saint-Gobain (France)	82,888	5,046,752
Fortune Brands Innovations, Inc.	2,590	186,351
Hayward Holdings, Inc.*	43,449	558,320
Inwido AB (Sweden)	71,122	647,276
Johnson Controls International PLC	199,637	13,603,265
Lennox International, Inc.	728	237,379
Masco Corp.	9,305	533,921
Masonite International Corp.*	6,000	614,640
Nibe Industrier AB (Sweden) (Class B Stock)	182,618	1,736,397

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Nichiha Corp. (Japan)	31,600	$677,692
Owens Corning	18,535	2,418,817
Resideo Technologies, Inc.*	100,800	1,780,128
Takasago Thermal Engineering Co. Ltd. (Japan)	33,800	567,094
Trane Technologies PLC	8,178	1,564,124
UFP Industries, Inc.	34,500	3,348,225
Zehnder Group AG (Switzerland)	6,597	534,170

		51,075,831

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	313,677	7,775,098
abrdn PLC (United Kingdom)	202,888	563,418
Affiliated Managers Group, Inc.	841	126,058
Ameriprise Financial, Inc.	2,140	710,822
Amundi SA (France), 144A	4,050	239,269
AssetMark Financial Holdings, Inc.*	18,197	539,723
B3 SA - Brasil Bolsa Balcao (Brazil)	110,298	336,547
Bank of New York Mellon Corp. (The)	327,610	14,585,197
BGC Partners, Inc. (Class A Stock)	677,200	2,999,996
BlackRock, Inc.	6,368	4,401,180
Blackstone, Inc.	16,120	1,498,676
Blue Owl Capital, Inc.	7,005	81,608
Bridge Investment Group Holdings, Inc. (Class A Stock)	27,933	317,040
Carlyle Group, Inc. (The)	4,755	151,922
Cboe Global Markets, Inc.	4,571	630,844
Charles Schwab Corp. (The)	63,126	3,577,982
CME Group, Inc.	15,326	2,839,755
Coinbase Global, Inc. (Class A Stock)*(a)	3,669	262,517
Deutsche Bank AG (Germany)	705,614	7,417,957
Deutsche Boerse AG (Germany)	12,434	2,295,497
Evercore, Inc. (Class A Stock)	814	100,602
FactSet Research Systems, Inc.	713	285,663
Franklin Resources, Inc.	12,024	321,161
GF Securities Co. Ltd. (China) (Class H Stock)	6,000	8,295
Goldman Sachs Group, Inc. (The)	112,005	36,126,093
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	127,010	4,812,283
Houlihan Lokey, Inc.	2,036	200,159
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A	8,000	9,910
IG Group Holdings PLC (United Kingdom)	155,206	1,335,368
Interactive Brokers Group, Inc. (Class A Stock)	2,169	180,179
Intercontinental Exchange, Inc.	100,015	11,309,696
Invesco Ltd.	507,282	8,527,410
Investec PLC (United Kingdom)	390,936	2,190,471
Janus Henderson Group PLC	64,526	1,758,334
Jefferies Financial Group, Inc.	4,545	150,758
KKR & Co., Inc.	11,366	636,496
Korea Investment Holdings Co. Ltd. (South Korea)	26,641	1,050,717
Lazard Ltd. (Class A Stock)(a)	5,747	183,904
LPL Financial Holdings, Inc.	35,000	7,610,050
Macquarie Group Ltd. (Australia)	27,679	3,293,465

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Man Group PLC (United Kingdom)	976,286	$2,711,227
MarketAxess Holdings, Inc.	713	186,392
Mirae Asset Securities Co. Ltd. (South Korea)	464,226	2,560,428
Moody’s Corp.	52,111	18,120,037
Morgan Stanley	74,526	6,364,520
MSCI, Inc.	2,417	1,134,274
Nasdaq, Inc.	14,672	731,399
NH Investment & Securities Co. Ltd. (South Korea)	45,454	330,625
Northern Trust Corp.	8,644	640,866
Open Lending Corp.*	24,600	258,546
Partners Group Holding AG (Switzerland)	576	543,076
Piper Sandler Cos	2,900	374,854
Raymond James Financial, Inc.(a)	8,147	845,414
Robinhood Markets, Inc. (Class A Stock)*	13,243	132,165
S&P Global, Inc.	73,719	29,553,210
Samsung Securities Co. Ltd. (South Korea)	31,032	851,734
SEI Investments Co.	2,406	143,446
Singapore Exchange Ltd. (Singapore)	393,200	2,800,058
State Street Corp.	150,790	11,034,812
Stifel Financial Corp.	2,387	142,432
StoneX Group, Inc.*	8,000	664,640
T. Rowe Price Group, Inc.	9,569	1,071,919
TPG, Inc.	420	12,289
Tradeweb Markets, Inc. (Class A Stock)	1,414	96,831
UBS Group AG (Switzerland)	26,112	529,256
Value Partners Group Ltd. (Hong Kong)	774,000	244,720
Victory Capital Holdings, Inc. (Class A Stock)	45,800	1,444,532
Virtu Financial, Inc. (Class A Stock)	641,672	10,966,174
Virtus Investment Partners, Inc.	8,500	1,678,495
WisdomTree, Inc.	26,100	179,046
XP, Inc. (Brazil) (Class A Stock)*	66,341	1,556,360

		229,345,897

Chemicals — 0.8%
AdvanSix, Inc.	53,000	1,853,940
Air Products & Chemicals, Inc.	9,585	2,870,995
Albemarle Corp.	4,957	1,105,857
Arkema SA (France)	9,333	880,069
Ashland, Inc.	1,185	102,988
Asian Paints Ltd. (India)	2,300	94,447
Avient Corp.	11,446	468,141
Axalta Coating Systems Ltd.*	3,916	128,484
Cabot Corp.	1,600	107,024
Canmax Technologies Co. Ltd. (China) (Class A Stock)	5,880	29,055
Celanese Corp.	4,507	521,911
CF Industries Holdings, Inc.	7,840	544,253
Chemours Co. (The)	2,839	104,731
Corteva, Inc.	31,109	1,782,546
Dongyue Group Ltd. (China)	10,000	7,511
Dow, Inc.	30,082	1,602,167
DuPont de Nemours, Inc.	44,044	3,146,503

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Eastman Chemical Co.	4,994	$418,098
Ecolab, Inc.	27,930	5,214,252
Ecovyst, Inc.*	171,200	1,961,952
Element Solutions, Inc.	5,182	99,494
Elkem ASA (Norway), 144A*	167,239	387,096
FMC Corp.	4,610	481,007
Ginkgo Bioworks Holdings, Inc.*(a)	22,263	41,409
Huntsman Corp.	4,190	113,214
ICL Group Ltd. (Israel)	162,441	891,604
Incitec Pivot Ltd. (Australia)	127,998	234,218
Indorama Ventures PCL (Thailand)	8,500	8,229
International Flavors & Fragrances, Inc.	10,843	862,994
K+S AG (Germany)	12,286	214,235
Koppers Holdings, Inc.	5,500	187,550
Kuraray Co. Ltd. (Japan)	23,200	225,870
Linde PLC	98,163	37,407,956
Livent Corp.*(a)	19,000	521,170
LyondellBasell Industries NV (Class A Stock)	118,068	10,842,184
Mitsubishi Gas Chemical Co., Inc. (Japan)	11,300	164,610
Mosaic Co. (The)	92,208	3,227,280
Navin Fluorine International Ltd. (India)	9,750	535,943
NewMarket Corp.	131	52,678
Nippon Pillar Packing Co. Ltd. (Japan)	10,500	341,047
OCI NV (Netherlands)*	6,831	164,074
Olin Corp.	2,799	143,841
Orbia Advance Corp. SAB de CV (Mexico)	6,300	13,489
Orica Ltd. (Australia)	30,303	300,204
PhosAgro PJSC (Russia)^	14,357	—
PhosAgro PJSC (Russia), GDR (MOEX)^	276	—
PhosAgro PJSC (Russia), GDR (XLON)*^	3	—
PI Industries Ltd. (India)	500	23,939
PPG Industries, Inc.	97,495	14,458,508
Rayonier Advanced Materials, Inc.*	100,600	430,568
RPM International, Inc.	2,622	235,272
SABIC Agri-Nutrients Co. (Saudi Arabia)	1,441	50,052
Sahara International Petrochemical Co. (Saudi Arabia)	5,340	53,330
Sasol Ltd. (South Africa)	88,405	1,095,271
Saudi Aramco Base Oil Co. (Saudi Arabia)	5,500	202,219
Sherwin-Williams Co. (The)	30,005	7,966,928
Shin-Etsu Chemical Co. Ltd. (Japan)	127,500	4,260,789
Solvay SA (Belgium)	33,566	3,753,350
Tosoh Corp. (Japan)	19,500	230,648
Valhi, Inc.	16,800	215,880
Westlake Corp.	739	88,288
Yara International ASA (Brazil)(a)	41,751	1,475,142
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)	9,000	21,189
Zangge Mining Co. Ltd. (China) (Class A Stock)	19,000	59,108

		115,026,801

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	58,800	$306,348
ACV Auctions, Inc. (Class A Stock)*	90,300	1,559,481
Brambles Ltd. (Australia)	530,815	5,104,090
Brink’s Co. (The)	1,600	108,528
Cintas Corp.	1,860	924,569
Clean Harbors, Inc.*	1,155	189,917
Copart, Inc.*	79,058	7,210,880
CoreCivic, Inc.*	12,600	118,566
Dai Nippon Printing Co. Ltd. (Japan)	48,400	1,374,833
Deluxe Corp.	23,000	402,040
Driven Brands Holdings, Inc.*	1,352	36,585
Enviri Corp.*	109,300	1,078,791
GFL Environmental, Inc. (Canada)(a)	13,692	531,250
Indian Railway Catering & Tourism Corp. Ltd. (India)	1,511	11,727
Interface, Inc.	22,000	193,380
ISS A/S (Denmark)	20,835	440,755
Loomis AB (Sweden)	14,846	433,542
MSA Safety, Inc.	641	111,508
Nippon Parking Development Co. Ltd. (Japan)	309,800	482,491
Okamura Corp. (Japan)	42,500	564,207
Park24 Co. Ltd. (Japan)*	81,000	1,100,971
RB Global, Inc. (Canada)	820	49,200
Republic Services, Inc.	8,769	1,343,148
Rollins, Inc.	25,361	1,086,212
S-1 Corp. (South Korea)	475	19,275
Serco Group PLC (United Kingdom)	405,993	803,199
SP Plus Corp.*	25,300	989,483
Stericycle, Inc.*	2,146	99,660
Tetra Tech, Inc.	930	152,278
Waste Management, Inc.	21,680	3,759,746

		30,586,660

Communications Equipment — 0.4%
Accton Technology Corp. (Taiwan)	80,000	899,857
Arista Networks, Inc.*	31,770	5,148,646
Ciena Corp.*	3,386	143,871
Cisco Systems, Inc.	896,253	46,372,130
CommScope Holding Co., Inc.*	23,700	133,431
Extreme Networks, Inc.*	191,900	4,998,995
F5, Inc.*	2,458	359,507
Juniper Networks, Inc.	13,638	427,279
Lumentum Holdings, Inc.*	1,589	90,144
Motorola Solutions, Inc.	3,780	1,108,598
NetScout Systems, Inc.*	32,500	1,005,875
Ubiquiti, Inc.	42	7,382
Viasat, Inc.*	1,667	68,780
ZTE Corp. (China) (Class H Stock)	4,600	18,488

		60,782,983

Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	16,025	563,500
AECOM	33,438	2,831,864
API Group Corp.*	19,000	517,940
Arcosa, Inc.	3,600	272,772
Balfour Beatty PLC (United Kingdom)	211,616	916,359

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
China Railway Group Ltd. (China) (Class H Stock)	27,000	$17,865
Eiffage SA (France)	53,450	5,580,639
EMCOR Group, Inc.	10,860	2,006,711
Fluor Corp.*	23,000	680,800
Gamuda Bhd (Malaysia)	12,000	11,325
Great Lakes Dredge & Dock Corp.*	27,169	221,699
INFRONEER Holdings, Inc. (Japan)	35,100	331,011
JGC Holdings Corp. (Japan)	15,100	196,337
MasTec, Inc.*	1,397	164,804
MDU Resources Group, Inc.	4,639	97,141
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	24,700	13,508
Primoris Services Corp.	26,000	792,220
Quanta Services, Inc.	5,208	1,023,112
Samsung Engineering Co. Ltd. (South Korea)*	13,328	287,422
Sichuan Road & Bridge Group Co. Ltd. (China) (Class A Stock)	15,920	21,493
Sterling Infrastructure, Inc.*	70,400	3,928,320
Valmont Industries, Inc.	406	118,166
Vinci SA (France)	102,134	11,867,500
WillScot Mobile Mini Holdings Corp.*	146,578	7,004,963

		39,467,471

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	6,000	15,964
Asia Cement Corp. (Taiwan)	14,000	19,987
Eagle Materials, Inc.	14,091	2,626,844
Heidelberg Materials AG (Germany)	9,696	797,386
Holcim AG*	144,071	9,711,429
James Hardie Industries PLC, CDI*	21,018	560,675
Martin Marietta Materials, Inc.	19,674	9,083,289
Summit Materials, Inc. (Class A Stock)*	93,799	3,550,292
UltraTech Cement Ltd. (India)	704	71,282
Vulcan Materials Co.	36,190	8,158,674
Wienerberger AG (Austria)	8,136	249,048

		34,844,870

Consumer Finance — 0.2%
Ally Financial, Inc.	6,421	173,431
American Express Co.	103,002	17,942,948
Bajaj Finance Ltd. (India)	4,315	377,934
Bread Financial Holdings, Inc.	16,900	530,491
Capital One Financial Corp.	16,356	1,788,856
Cembra Money Bank AG (Switzerland)	5,662	470,434
Cholamandalam Investment & Finance Co. Ltd. (India)	2,542	35,465
Credit Acceptance Corp.*	135	68,571
Discover Financial Services	11,123	1,299,723
Enova International, Inc.*	45,500	2,416,960
Krungthai Card PCL (Thailand)	6,000	8,395
Muthoot Finance Ltd. (India)	741	11,216
OneMain Holdings, Inc.	2,683	117,220
Shriram Finance Ltd. (India)	950	20,138
SLM Corp.	3,868	63,126
SoFi Technologies, Inc.*(a)	18,731	156,216
Synchrony Financial	258,037	8,752,615

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Upstart Holdings, Inc.*	16,100	$576,541

		34,810,280

Consumer Staples Distribution & Retail — 1.0%
Albertson’s Cos., Inc. (Class A Stock)	106,729	2,328,827
Alimentation Couche-Tard, Inc. (Canada)	3,300	169,216
BIM Birlesik Magazalar A/S (Turkey)	70,033	458,861
BJ’s Wholesale Club Holdings, Inc.*	1,687	106,298
Carrefour SA (France)	44,936	851,570
Casey’s General Stores, Inc.	828	201,933
Cencosud SA (Chile)	580,437	1,124,958
Chefs’ Warehouse, Inc. (The)*	10,367	370,724
Coles Group Ltd. (Australia)	139,880	1,717,571
Costco Wholesale Corp.	79,669	42,892,196
Dollar General Corp.	4,577	777,083
Dollar Tree, Inc.*	8,878	1,273,993
E-MART, Inc. (South Korea)	142	8,315
Empire Co. Ltd. (Canada) (Class A Stock)	38,508	1,093,834
Endeavour Group Ltd. (Australia)	109,223	459,685
George Weston Ltd. (Canada)	10,700	1,265,019
GrainCorp Ltd. (Australia) (Class A Stock)	339,504	1,776,201
Grocery Outlet Holding Corp.*	1,878	57,486
J Sainsbury PLC (United Kingdom)	107,212	366,502
Jeronimo Martins SGPS SA (Portugal)	20,542	565,903
Kesko OYJ (Finland) (Class B Stock)	24,951	469,883
Koninklijke Ahold Delhaize NV (Netherlands)	476,713	16,252,588
Kroger Co. (The)(a)	173,929	8,174,663
Loblaw Cos. Ltd. (Canada)	49,100	4,495,073
Magnit PJSC (Russia)*^	5,159	—
Metcash Ltd. (Australia)	973,236	2,443,104
Metro, Inc. (Canada)	10,768	608,161
Nahdi Medical Co. (Saudi Arabia)	195	8,878
Performance Food Group Co.*	118,448	7,135,307
President Chain Store Corp. (Taiwan)	7,000	63,567
Sheng Siong Group Ltd. (Singapore)	109,200	132,487
Sonae SGPS SA (Portugal)	601,131	590,996
Sumber Alfaria Trijaya Tbk PT (Indonesia)	2,146,076	369,794
Sysco Corp.	9,985	740,887
Target Corp.	15,353	2,025,061
Tesco PLC (United Kingdom)	853,697	2,693,027
United Natural Foods, Inc.*	80,700	1,577,685
US Foods Holding Corp.*(a)	177,324	7,802,256
Walgreens Boots Alliance, Inc.(a)	113,324	3,228,601
Wal-Mart de Mexico SAB de CV (Mexico)	33,000	130,886
Walmart, Inc.	167,903	26,390,993
Woolworths Group Ltd. (Australia)	104,502	2,768,909

		145,968,981

Containers & Packaging — 0.1%
Amcor PLC	63,186	630,596
AptarGroup, Inc.	1,494	173,095
Ardagh Group SA*^	250	—
Ardagh Metal Packaging SA	2,466	9,272

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
Avery Dennison Corp.	2,693	$462,657
Ball Corp.	12,681	738,161
Berry Global Group, Inc.	55,660	3,581,164
Crown Holdings, Inc.	2,192	190,419
Graphic Packaging Holding Co.	2,488	59,787
International Paper Co.	14,816	471,297
Klabin SA (Brazil), UTS	129,700	591,319
O-I Glass, Inc.*	47,500	1,013,175
Packaging Corp. of America	3,999	528,508
Pactiv Evergreen, Inc.	36,200	274,034
Ranpak Holdings Corp.*	28,800	130,176
Sealed Air Corp.	3,749	149,960
Silgan Holdings, Inc.	1,969	92,326
Sonoco Products Co.	2,274	134,212
Verallia SA (France), 144A	5,854	219,889
Westrock Co.	189,529	5,509,608

		14,959,655

Distributors — 0.1%
Arata Corp. (Japan)	14,400	470,742
Genuine Parts Co.	20,728	3,507,800
Inchcape PLC (United Kingdom)	95,111	941,266
LKQ Corp.	214,134	12,477,588
Pool Corp.	713	267,118

		17,664,514

Diversified Consumer Services — 0.1%
2U, Inc.*	45,100	181,753
ADT, Inc.	4,826	29,101
Bright Horizons Family Solutions, Inc.*	963	89,030
Duolingo, Inc.*	6,600	943,404
Frontdoor, Inc.*	89,800	2,864,620
Grand Canyon Education, Inc.*	709	73,176
H&R Block, Inc.	730	23,265
Mister Car Wash, Inc.*	539	5,201
Nerdy, Inc.*	41,600	173,472
New Oriental Education & Technology Group, Inc. (China)*	8,600	33,899
Perdoceo Education Corp.*	104,200	1,278,534
Service Corp. International	2,522	162,896
Stride, Inc.*	26,800	997,764
WW International, Inc.*	33,000	221,760

		7,077,875

Diversified REITs — 0.1%
Activia Properties, Inc. (Japan)	216	604,030
Alexander & Baldwin, Inc.	64,200	1,192,836
American Assets Trust, Inc.	5,400	103,680
Empire State Realty Trust, Inc. (Class A Stock)(a)	17,100	128,079
Essential Properties Realty Trust, Inc.	18,194	428,287
Fibra Uno Administracion SA de CV (Mexico)	19,500	28,469
GPT Group (The) (Australia)	342,737	948,384
Land Securities Group PLC (United Kingdom)	20,920	152,964
Nomura Real Estate Master Fund, Inc. (Japan)	1,811	2,088,778

	Shares	Value

COMMON STOCKS (continued)
Diversified REITs (cont’d.)
Stockland (Australia)	899,596	$2,418,369
United Urban Investment Corp. (Japan)	216	218,031
WP Carey, Inc.	4,794	323,883
Yuexiu Real Estate Investment Trust (Hong Kong)	22,840	4,876

		8,640,666

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	1,526,550	24,348,472
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	3,182,599	3,888,289
China Tower Corp. Ltd. (China) (Class H Stock), 144A	2,372,000	264,168
Chunghwa Telecom Co. Ltd. (Taiwan)	25,000	93,635
Deutsche Telekom AG (Germany)	210,153	4,585,227
Elisa OYJ (Finland)	18,214	972,343
Frontier Communications Parent, Inc.*(a)	5,631	104,962
Hellenic Telecommunications Organization SA (Greece)	37,250	638,578
HKT Trust & HKT Ltd. (Hong Kong), UTS	265,000	308,559
Koninklijke KPN NV (Netherlands)	551,922	1,970,347
LG Uplus Corp. (South Korea)	1,346	10,983
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	100,500	879,375
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	174,800	1,506,776
Ooredoo QPSC (Qatar)	134,135	403,261
Proximus SADP (Belgium)	90,198	672,630
Saudi Telecom Co. (Saudi Arabia)	12,512	145,887
Spark New Zealand Ltd. (New Zealand)	111,402	348,610
Swisscom AG (Switzerland)	6,858	4,280,358
Telefonica Brasil SA (Brazil)	3,200	29,045
Telefonica Deutschland Holding AG (Germany)	303,441	854,038
Telekom Austria AG (Austria)*	43,113	319,056
Telstra Group Ltd. (Australia)	269,084	771,921
Verizon Communications, Inc.	300,374	11,170,909

		58,567,429

Electric Utilities — 0.7%
Acciona SA (Spain)	2,838	481,864
ALLETE, Inc.	17,900	1,037,663
Alliant Energy Corp.	10,632	557,967
American Electric Power Co., Inc.	21,855	1,840,191
Avangrid, Inc.(a)	1,629	61,381
Centrais Eletricas Brasileiras SA (Brazil)	19,224	159,752
CEZ A/S (Czech Republic)	1,020	42,161
Chubu Electric Power Co., Inc. (Japan)	44,700	545,317
CK Infrastructure Holdings Ltd. (Hong Kong)	42,000	222,772
Constellation Energy Corp.	13,843	1,267,327
CPFL Energia SA (Brazil)	26,400	188,784
Duke Energy Corp.	116,788	10,480,555
Edison International	48,772	3,387,215
Endesa SA (Spain)(a)	173,441	3,726,836

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Enel Chile SA (Chile)	168,708	$10,963
Enel SpA (Italy)	721,382	4,863,864
Entergy Corp.	99,503	9,688,607
Evergy, Inc.	28,022	1,637,045
Eversource Energy	14,691	1,041,886
Exelon Corp.	42,969	1,750,557
FirstEnergy Corp.	128,079	4,979,712
Fortum OYJ (Finland)	39,842	533,185
Hawaiian Electric Industries, Inc.	2,545	92,129
Iberdrola SA (Spain)	84,282	1,100,622
IDACORP, Inc.	1,142	117,169
Inter RAO UES PJSC (Russia)^	2,620,300	3
NextEra Energy, Inc.	180,994	13,429,755
NRG Energy, Inc.	319,354	11,940,646
OGE Energy Corp.	4,589	164,791
PG&E Corp.*	637,818	11,021,495
Pinnacle West Capital Corp.(a)	4,898	398,991
Portland General Electric Co.	2,200	103,026
Power Grid Corp. of India Ltd. (India)	18,401	57,364
PPL Corp.	31,061	821,874
Saudi Electricity Co. (Saudi Arabia)	5,180	31,342
Southern Co. (The)	46,187	3,244,637
Xcel Energy, Inc.	23,279	1,447,255

		92,476,703

Electrical Equipment — 0.6%
ABB India Ltd. (India)	270	14,584
ABB Ltd. (Switzerland)	284,312	11,185,076
Acuity Brands, Inc.(a)	36,919	6,020,750
AMETEK, Inc.	26,002	4,209,204
Array Technologies, Inc.*	101,800	2,300,680
Atkore, Inc.*	3,800	592,572
CG Power & Industrial Solutions Ltd. (India)	3,942	18,227
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	3,600	113,656
Eaton Corp. PLC(a)	55,323	11,125,455
Emerson Electric Co.	100,088	9,046,954
Encore Wire Corp.(a)	11,200	2,082,416
EnerSys	25,200	2,734,704
Fujikura Ltd. (Japan)	721,100	6,054,513
Generac Holdings, Inc.*	2,568	382,966
Hubbell, Inc.	3,134	1,039,109
Legrand SA (France)	17,784	1,764,241
LG Energy Solution Ltd. (South Korea)*	224	94,437
LSI Industries, Inc.	8,500	106,760
nVent Electric PLC	3,792	195,933
Plug Power, Inc.*(a)	9,943	103,308
Preformed Line Products Co.	2,000	312,200
Prysmian SpA (Italy)	14,625	611,671
Regal Rexnord Corp.	4,876	750,416
Rockwell Automation, Inc.	15,077	4,967,118
Schneider Electric SE	30,627	5,564,213
Sensata Technologies Holding PLC	3,475	156,340
Shoals Technologies Group, Inc. (Class A Stock)*	21,300	544,428
Sunrun, Inc.*(a)	4,788	85,514
Thermon Group Holdings, Inc.*	4,100	109,060

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Vertiv Holdings Co.	482,974	$11,963,266
Voltronic Power Technology Corp. (Taiwan)	1,000	63,242
WEG SA (Brazil)	32,900	259,863

		84,572,876

Electronic Equipment, Instruments & Components — 0.4%
ALSO Holding AG (Switzerland)	3,653	788,772
Amphenol Corp. (Class A Stock)	52,085	4,424,621
Arrow Electronics, Inc.*	1,254	179,610
AUO Corp. (Taiwan)	1,897,800	1,138,928
Avnet, Inc.	2,129	107,408
Badger Meter, Inc.	800	118,048
Belden, Inc.	26,300	2,515,595
CDW Corp.	7,244	1,329,274
China Railway Signal & Communication Corp. Ltd. (China) (Class A Stock)	68,184	54,461
Chroma ATE, Inc. (Taiwan)	31,305	252,639
Citizen Watch Co. Ltd. (Japan)	419,000	2,525,956
Cognex Corp.	12,020	673,360
Coherent Corp.*	2,424	123,576
Corning, Inc.	55,779	1,954,496
Daiwabo Holdings Co. Ltd. (Japan)	69,900	1,353,583
Daktronics, Inc.*	16,000	102,400
Delta Electronics, Inc. (Taiwan)	12,000	132,988
Dexerials Corp. (Japan)	58,300	1,280,717
FARO Technologies, Inc.*	24,700	400,140
Foxconn Industrial Internet Co. Ltd. (China) (Class A Stock)	3,900	13,517
Hengdian Group DMEGC Magnetics Co. Ltd. (China) (Class A Stock)	21,600	54,196
Hirose Electric Co. Ltd. (Japan)	1,900	252,955
Hon Hai Precision Industry Co. Ltd. (Taiwan)	76,000	276,316
Horiba Ltd. (Japan)	35,400	2,036,007
Hosiden Corp. (Japan)	90,000	1,128,264
Innolux Corp. (Taiwan)	2,914,000	1,434,277
IPG Photonics Corp.*	727	98,741
Jabil, Inc.	18,565	2,003,721
Keyence Corp. (Japan)	14,317	6,802,819
Keysight Technologies, Inc.*	24,160	4,045,592
Largan Precision Co. Ltd. (Taiwan)	2,000	137,195
Littelfuse, Inc.	1,508	439,296
Macnica Holdings, Inc. (Japan)	72,200	3,000,380
Nan Ya Printed Circuit Board Corp. (Taiwan)	56,000	477,791
Napco Security Technologies, Inc.	16,300	564,795
National Instruments Corp.	1,176	67,502
Nichicon Corp. (Japan)	52,900	564,072
Nippon Signal Co. Ltd. (Japan)	35,600	265,639
nLight, Inc.*	39,600	610,632
Samsung Electro-Mechanics Co. Ltd. (South Korea)	1,267	139,881
Samsung SDI Co. Ltd. (South Korea)	10,096	5,155,366
Sanmina Corp.*	39,800	2,398,746
ScanSource, Inc.*	7,700	227,612
Sensirion Holding AG (Switzerland), 144A*	3,756	411,351
Shimadzu Corp. (Japan)	18,200	562,537

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Spectris PLC (United Kingdom)	6,576	$300,462
Synnex Technology International Corp. (Taiwan)	270,000	503,585
TD SYNNEX Corp.	32,289	3,035,166
TE Connectivity Ltd.	6,300	883,008
Teledyne Technologies, Inc.*	2,011	826,742
Trimble, Inc.*	10,408	551,000
Unimicron Technology Corp. (Taiwan)	100,000	568,666
Vontier Corp.	37,119	1,195,603
WPG Holdings Ltd. (Taiwan)	333,000	585,908
Yokogawa Electric Corp. (Japan)	15,600	288,774
Zebra Technologies Corp. (Class A Stock)*	1,849	546,990
Zhen Ding Technology Holding Ltd. (Taiwan)	216,000	730,411

		62,642,087

Energy Equipment & Services — 0.3%
Baker Hughes Co.	41,851	1,322,910
DMC Global, Inc.*	37,200	660,672
Halliburton Co.	355,231	11,719,071
Helix Energy Solutions Group, Inc.*	61,700	455,346
Liberty Energy, Inc.	135,300	1,808,961
Nabors Industries Ltd.*	2,600	241,878
Newpark Resources, Inc.*	22,800	119,244
NexTier Oilfield Solutions, Inc.*(a)	99,200	886,848
NOV, Inc.	8,995	144,280
Oil States International, Inc.*	63,900	477,333
Patterson-UTI Energy, Inc.	81,172	971,629
RPC, Inc.(a)	158,800	1,135,420
Schlumberger NV	449,883	22,098,253
TechnipFMC PLC (United Kingdom)*	8,815	146,505
TETRA Technologies, Inc.*	150,100	507,338
U.S. Silica Holdings, Inc.*	182,000	2,207,660
Weatherford International PLC*	8,527	566,363

		45,469,711

Entertainment — 0.6%
Activision Blizzard, Inc.*	31,929	2,691,615
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	11,903	52,373
Capcom Co. Ltd. (Japan)	12,000	475,685
Cinemark Holdings, Inc.*(a)	39,600	653,400
CTS Eventim AG & Co. KGaA (Germany)	14,848	939,078
Electronic Arts, Inc.	115,447	14,973,476
GungHo Online Entertainment, Inc. (Japan)	144,100	2,837,555
iQIYI, Inc. (China), ADR*	2,800	14,952
Kingsoft Corp. Ltd. (China)	5,800	22,925
Konami Group Corp. (Japan)	16,800	881,009
Krafton, Inc. (South Korea)*	180	26,808
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	457	30,902
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	4,236	318,886
Lions Gate Entertainment Corp. (Class A Stock)*(a)	105,900	935,097

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
Lions Gate Entertainment Corp. (Class B Stock)*(a)	137,400	$1,147,290
Live Nation Entertainment, Inc.*	5,236	477,052
Madison Square Garden Sports Corp.	370	69,579
Marcus Corp. (The)(a)	10,600	157,198
MIXI, Inc. (Japan)	37,100	690,584
NetEase, Inc. (China), ADR	5,400	522,126
Netflix, Inc.*	93,983	41,398,572
Nintendo Co. Ltd. (Japan)	67,000	3,054,418
Playtika Holding Corp.*	205	2,378
ROBLOX Corp. (Class A Stock)*	64,374	2,594,272
Roku, Inc.*	2,286	146,213
Take-Two Interactive Software, Inc.*	6,759	994,654
Tencent Music Entertainment Group (China), ADR*	33,800	249,444
Toho Co. Ltd. (Japan)	37,600	1,432,165
Walt Disney Co. (The)*	125,411	11,196,694
Warner Bros Discovery, Inc.*	92,225	1,156,502

		90,142,902

Financial Services — 2.0%
Adyen NV (Netherlands), 144A*	4,903	8,490,367
Affirm Holdings, Inc.*(a)	5,089	78,014
Banca IFIS SpA (Italy)	10,810	173,189
Banca Mediolanum SpA (Italy)	26,360	238,441
Berkshire Hathaway, Inc. (Class B Stock)*	199,966	68,188,406
BFF Bank SpA (Italy), 144A	42,769	468,744
Block, Inc.*	8,021	533,958
Cannae Holdings, Inc.*	112,600	2,275,646
Corebridge Financial, Inc.	2,385	42,119
Enact Holdings, Inc.	7,800	196,014
Essent Group Ltd.	11,600	542,880
Euronet Worldwide, Inc.*	395	46,361
EXOR NV (Netherlands)	14,118	1,260,378
Fidelity National Information Services, Inc.	235,484	12,880,975
Fiserv, Inc.*	44,937	5,668,802
FleetCor Technologies, Inc.*	1,496	375,616
Flywire Corp.*	6,600	204,864
Global Payments, Inc.	11,463	1,129,335
Helia Group Ltd. (Australia)	426,979	985,308
Housing Development Finance Corp. Ltd. (India)	1,956	67,483
Industrivarden AB (Sweden) (Class A Stock)	8,861	245,753
Investor AB (Sweden) (Class A Stock)	40,183	804,196
Jack Henry & Associates, Inc.(a)	2,576	431,042
Mastercard, Inc. (Class A Stock)	155,470	61,146,351
Meritz Financial Group, Inc. (South Korea)*	94,262	2,988,675
MGIC Investment Corp.	6,789	107,198
Mr. Cooper Group, Inc.*	20,200	1,022,928
NMI Holdings, Inc. (Class A Stock)*	76,600	1,977,812
Paragon Banking Group PLC (United Kingdom)	231,644	1,564,961
Payoneer Global, Inc.*	167,800	807,118
PayPal Holdings, Inc.*	265,491	17,716,214
Plus500 Ltd. (Israel)	32,292	600,891

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Financial Services (cont’d.)
Remgro Ltd. (South Africa)	3,210	$25,068
Remitly Global, Inc.*	85,800	1,614,756
Rocket Cos., Inc. (Class A Stock)*	1,228	11,003
Shift4 Payments, Inc. (Class A Stock)*(a)	101,755	6,910,182
TFS Financial Corp.	1,228	15,436
UWM Holdings Corp.	385	2,156
Visa, Inc. (Class A Stock)(a)	316,081	75,062,916
Voya Financial, Inc.	2,274	163,068
Western Union Co. (The)	5,809	68,140
WEX, Inc.*	5,609	1,021,231

		278,153,995

Food Products — 0.8%
Adecoagro SA (Brazil)(a)	55,696	521,315
Almarai Co. JSC (Saudi Arabia)	1,536	24,881
Archer-Daniels-Midland Co.	190,933	14,426,897
Austevoll Seafood ASA (Norway)	112,698	778,435
Britannia Industries Ltd. (India)	552	33,847
Bunge Ltd.	5,976	563,836
Campbell Soup Co.	8,255	377,336
China Feihe Ltd. (China), 144A	26,000	14,512
Conagra Brands, Inc.	20,199	681,110
Darling Ingredients, Inc.*	14,234	907,987
Elders Ltd. (Australia)	31,460	138,213
First Resources Ltd. (Indonesia)	201,300	207,680
Flowers Foods, Inc.	4,307	107,158
Freshpet, Inc.*	490	32,247
General Mills, Inc.(a)	50,485	3,872,199
Glanbia PLC (Ireland)	15,479	231,698
Golden Agri-Resources Ltd. (Indonesia)	4,824,000	875,268
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	8,100	43,507
Hershey Co. (The)	81,180	20,270,646
Hormel Foods Corp.	11,934	479,985
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	15,600	11,809
Indofood Sukses Makmur Tbk PT (Indonesia)	526,000	257,923
Ingredion, Inc.	1,498	158,713
IOI Corp. Bhd (Malaysia)	19,200	15,371
J.M. Smucker Co. (The)	4,383	647,238
JBS SA	116,200	424,933
Kellogg Co.	10,571	712,485
Kraft Heinz Co. (The)	34,328	1,218,644
Kuala Lumpur Kepong Bhd (Malaysia)	3,100	14,616
Lamb Weston Holdings, Inc.	73,823	8,485,954
McCormick & Co., Inc.	10,627	926,993
Mondelez International, Inc. (Class A Stock)	368,839	26,903,117
Mowi ASA (Norway)	100,645	1,596,837
Nestle India Ltd. (India)	204	57,011
Nestle SA	117,777	14,167,585
Nisshin Oillio Group Ltd. (The) (Japan)	26,800	637,210
Orion Corp. (South Korea)	3,078	280,712
Orkla ASA (Norway)	48,870	351,396
Pilgrim’s Pride Corp.*	550	11,820
Post Holdings, Inc.*	1,259	109,092

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
PPB Group Bhd (Malaysia)	4,000	$13,494
Premier Foods PLC (United Kingdom)	656,977	1,064,630
Savola Group (The) (Saudi Arabia)	1,665	18,519
Seaboard Corp.	4	14,243
Sovos Brands, Inc.*	85,900	1,680,204
TreeHouse Foods, Inc.*	21,100	1,063,018
Tyson Foods, Inc. (Class A Stock)	12,809	653,771
Uni-President Enterprises Corp. (Taiwan)	30,000	73,555
WH Group Ltd. (Hong Kong), 144A	5,179,360	2,758,393
Wilmar International Ltd. (China)	1,897,300	5,345,100

		114,263,143

Gas Utilities — 0.2%
Atmos Energy Corp.	6,118	711,768
Beijing Enterprises Holdings Ltd. (China)	142,000	515,188
China Gas Holdings Ltd. (China)	22,400	25,690
Enagas SA (Spain)(a)	28,330	556,787
GAIL India Ltd. (India)	198,556	254,678
Indraprastha Gas Ltd. (India)	1,946	11,245
Italgas SpA (Italy)	634,659	3,762,679
Kunlun Energy Co. Ltd. (China)	282,000	222,148
National Fuel Gas Co.	1,886	96,865
Naturgy Energy Group SA (Spain)	19,302	575,402
Northwest Natural Holding Co.	16,600	714,630
Osaka Gas Co. Ltd. (Japan)	34,600	530,342
Rubis SCA (France)	47,541	1,154,910
Southwest Gas Holdings, Inc.	18,700	1,190,255
Spire, Inc.	2,600	164,944
Tokyo Gas Co. Ltd. (Japan)	52,000	1,134,516
UGI Corp.	399,611	10,777,509

		22,399,556

Ground Transportation — 0.5%
Avis Budget Group, Inc.*	417	95,355
CSX Corp.	298,089	10,164,835
Daqin Railway Co. Ltd. (China) (Class A Stock)	8,200	8,388
Daseke, Inc.*	14,200	101,246
Hertz Global Holdings, Inc.*(a)	4,195	77,146
J.B. Hunt Transport Services, Inc.	2,939	532,047
Knight-Swift Transportation Holdings, Inc.	3,581	198,960
Landstar System, Inc.	97	18,676
Norfolk Southern Corp.	17,336	3,931,111
Old Dominion Freight Line, Inc.	1,904	704,004
Redde Northgate PLC (United Kingdom)	212,273	1,010,714
Ryder System, Inc.	16,934	1,435,834
Saia, Inc.*	2,354	806,033
Schneider National, Inc. (Class B Stock)	1,247	35,814
Uber Technologies, Inc.*	930,251	40,158,936
U-Haul Holding Co.	217	12,005
U-Haul Holding Co. (Non Voting)	1,665	84,366
Union Pacific Corp.	35,389	7,241,297

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation (cont’d.)
XPO, Inc.*	2,281	$134,579

		66,751,346

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	308,889	33,675,079
Align Technology, Inc.*	1,546	546,727
AtriCure, Inc.*	25,200	1,243,872
Avanos Medical, Inc.*	70,700	1,807,092
Baxter International, Inc.	273,665	12,468,177
Becton, Dickinson & Co.	19,371	5,114,138
Boston Scientific Corp.*	365,021	19,743,986
Cooper Cos., Inc. (The)	2,065	791,783
DENTSPLY SIRONA, Inc.(a)	48,683	1,948,294
Dexcom, Inc.*	60,155	7,730,519
Edwards Lifesciences Corp.*	99,519	9,387,627
Enovis Corp.*	25,885	1,659,746
Envista Holdings Corp.*	8,731	295,457
GE HealthCare Technologies, Inc.	33,373	2,711,223
Globus Medical, Inc. (Class A Stock)*	1,686	100,384
Haemonetics Corp.*	28,000	2,383,920
Hologic, Inc.*	10,457	846,703
ICU Medical, Inc.*	372	66,287
IDEXX Laboratories, Inc.*	11,164	5,606,896
Inari Medical, Inc.*(a)	15,380	894,193
Inmode Ltd.*(a)	38,640	1,443,204
Inogen, Inc.*	24,300	280,665
Inspire Medical Systems, Inc.*	300	97,392
Insulet Corp.*	1,300	374,842
Integra LifeSciences Holdings Corp.*	1,693	69,633
Intuitive Surgical, Inc.*	77,923	26,644,991
iRadimed Corp.	2,400	114,576
Jeol Ltd. (Japan)	12,600	449,810
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (China) (Class A Stock)	13,700	67,858
Lantheus Holdings, Inc.*	14,200	1,191,664
Medtronic PLC	82,800	7,294,680
Merit Medical Systems, Inc.*	26,800	2,241,552
OraSure Technologies, Inc.*	31,200	156,312
QuidelOrtho Corp.*	1,140	94,460
ResMed, Inc.	2,972	649,382
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	400	16,540
Shockwave Medical, Inc.*	1,900	542,279
SI-BONE, Inc.*	27,400	739,252
Sri Trang Gloves Thailand PCL (Thailand)	1,018,200	214,244
STERIS PLC	4,195	943,791
Stryker Corp.	12,563	3,832,846
Tactile Systems Technology, Inc.*(a)	74,500	1,857,285
Tandem Diabetes Care, Inc.*	625	15,337
Teleflex, Inc.	1,895	458,647
Varex Imaging Corp.*	4,500	106,065
Zimmer Biomet Holdings, Inc.	101,680	14,804,608
Zimvie, Inc.*	8,500	95,455
Zynex, Inc.*	13,300	127,547

		173,947,020

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.*	9,340	$743,838
Accolade, Inc.*(a)	62,600	843,222
agilon health, Inc.*	308	5,341
Alfresa Holdings Corp. (Japan)	12,300	183,996
Amedisys, Inc.*	781	71,415
AmerisourceBergen Corp.(a)	3,328	640,407
Bangkok Dusit Medical Services PCL (Thailand)	66,000	51,756
Brookdale Senior Living, Inc.*	77,300	326,206
Bumrungrad Hospital PCL (Thailand)	97,155	619,996
Cardinal Health, Inc.(a)	151,070	14,286,690
Castle Biosciences, Inc.*	7,600	104,272
Centene Corp.*	153,199	10,333,272
Chemed Corp.	126	68,250
China National Medicines Corp. Ltd. (China) (Class A Stock)	11,500	61,518
Cigna Group (The)	107,843	30,260,746
CorVel Corp.*	5,100	986,850
CVS Health Corp.	271,252	18,751,651
DaVita, Inc.*	1,070	107,503
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	3,926	300,377
Elevance Health, Inc.	15,758	7,001,122
Encompass Health Corp.	104,890	7,102,102
Fresenius SE & Co. KGaA (Germany)	27,804	771,193
Galenica AG (Switzerland), 144A	10,591	856,231
Guardant Health, Inc.*	50,025	1,790,895
H.U. Group Holdings, Inc. (Japan)	68,200	1,304,163
HCA Healthcare, Inc.	7,862	2,385,960
HealthEquity, Inc.*	17,100	1,079,694
Henry Schein, Inc.*	5,838	473,462
Hims & Hers Health, Inc.*(a)	153,500	1,442,900
Humana, Inc.	29,054	12,990,915
Laboratory Corp. of America Holdings	3,690	890,508
Max Healthcare Institute Ltd. (India)*	73,072	534,681
McKesson Corp.	4,680	1,999,811
Medipal Holdings Corp. (Japan)	197,000	3,221,203
ModivCare, Inc.*	19,500	881,595
Molina Healthcare, Inc.*	22,041	6,639,631
Mouwasat Medical Services Co. (Saudi Arabia)	312	20,228
National HealthCare Corp.	2,100	129,822
NeoGenomics, Inc.*	86,900	1,396,483
NMC Health PLC (United Arab Emirates)*^	21,382	3
Patterson Cos., Inc.	7,200	239,472
Pediatrix Medical Group, Inc.*	40,800	579,768
Pennant Group, Inc. (The)*	10,100	124,028
Premier, Inc. (Class A Stock)	2,709	74,931
Progyny, Inc.*	46,490	1,828,917
Quest Diagnostics, Inc.	4,915	690,852
R1 RCM, Inc.*	2,125	39,206
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	5,200	10,322
Sinopharm Group Co. Ltd. (China) (Class H Stock)	168,012	525,961
Sonic Healthcare Ltd. (Australia)	360,991	8,584,964
Summerset Group Holdings Ltd. (New Zealand)	190,249	1,121,127

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Tenet Healthcare Corp.*	2,484	$202,148
Toho Holdings Co. Ltd. (Japan)(a)	15,500	285,126
UnitedHealth Group, Inc.	128,743	61,879,035
Universal Health Services, Inc. (Class B Stock)	2,636	415,882

		208,261,647

Health Care REITs — 0.1%
Aedifica SA (Belgium)	4,024	258,050
Community Healthcare Trust, Inc.	11,472	378,806
Diversified Healthcare Trust(a)	617,200	1,388,700
Healthcare Realty Trust, Inc.	8,712	164,308
Healthpeak Properties, Inc.	292,413	5,877,501
Medical Properties Trust, Inc.(a)	13,651	126,408
Omega Healthcare Investors, Inc.(a)	20,745	636,664
Sabra Health Care REIT, Inc.	142,000	1,671,340
Ventas, Inc.	140,892	6,659,965
Welltower, Inc.(a)	38,283	3,096,712

		20,258,454

Health Care Technology — 0.0%
Certara, Inc.*	952	17,336
Computer Programs & Systems, Inc.*	14,700	362,943
Doximity, Inc. (Class A Stock)*	1,374	46,743
Multiplan Corp.*(a)	340,700	718,877
NextGen Healthcare, Inc.*	23,800	386,036
Phreesia, Inc.*	14,707	456,064
Teladoc Health, Inc.*(a)	3,339	84,544

		2,072,543

Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	14,849	224,369
Braemar Hotels & Resorts, Inc.	102,100	410,442
CapitaLand Ascott Trust (Singapore)	403,813	323,638
Hersha Hospitality Trust (Class A Stock)	226,600	1,379,994
Hoshino Resorts REIT, Inc. (Japan)	41	175,927
Host Hotels & Resorts, Inc.	55,030	926,155
Invincible Investment Corp. (Japan)	3,147	1,250,996
Japan Hotel REIT Investment Corp. (Japan)	470	239,764
Park Hotels & Resorts, Inc.	131,127	1,681,048
Service Properties Trust	159,400	1,385,186
Summit Hotel Properties, Inc.	70,926	461,728

		8,459,247

Hotels, Restaurants & Leisure — 1.4%
Accel Entertainment, Inc.*(a)	45,200	477,312
Accor SA (France)	45,682	1,699,892
Adventure, Inc. (Japan)	15,300	1,049,718
Airbnb, Inc. (Class A Stock)*	46,122	5,910,996
Airtrip Corp. (Japan)	60,900	1,185,258
Aramark	5,401	232,513
Aristocrat Leisure Ltd. (Australia)	40,021	1,035,456
Biglari Holdings, Inc. (Class B Stock)*	1,940	382,452
Bloomin’ Brands, Inc.	57,864	1,555,963
Booking Holdings, Inc.*	4,044	10,920,134
Boyd Gaming Corp.	37,438	2,597,074

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Caesars Entertainment, Inc.*	6,411	$326,769
Carnival Corp.*(a)	41,072	773,386
Carrols Restaurant Group, Inc.*	23,800	119,952
Cava Group, Inc.*(a)	6,500	266,175
Chipotle Mexican Grill, Inc.*	12,765	27,304,335
Churchill Downs, Inc.	50,624	7,045,342
Chuy’s Holdings, Inc.*(a)	23,400	955,188
Compass Group PLC (United Kingdom)	368,030	10,306,000
Create Restaurants Holdings, Inc. (Japan)	49,500	335,485
Darden Restaurants, Inc.(a)	44,194	7,383,933
Dave & Buster’s Entertainment, Inc.*	29,300	1,305,608
Devyani International Ltd. (India)*	270,395	622,411
Domino’s Pizza, Inc.	833	280,713
DoorDash, Inc. (Class A Stock)*	54,444	4,160,610
Doutor Nichires Holdings Co. Ltd. (Japan)	38,800	568,377
DraftKings, Inc. (Class A Stock)*	36,000	956,520
Expedia Group, Inc.*	3,928	429,684
Genting Singapore Ltd. (Singapore)	1,241,900	865,946
Greggs PLC (United Kingdom)	44,629	1,449,779
H World Group Ltd. (China), ADR*	1,300	50,414
Haidilao International Holding Ltd. (China), 144A	27,000	59,708
Hilton Grand Vacations, Inc.*(a)	26,800	1,217,792
Hilton Worldwide Holdings, Inc.	64,627	9,406,460
Hyatt Hotels Corp. (Class A Stock)	1,076	123,288
Indian Hotels Co. Ltd. (India)	5,317	25,494
Jack in the Box, Inc.	1,700	165,801
Kyoritsu Maintenance Co. Ltd. (Japan)	15,000	570,299
La Francaise des Jeux SAEM (France), 144A	37,672	1,482,722
Las Vegas Sands Corp.*	29,476	1,709,608
Life Time Group Holdings, Inc.*(a)	20,300	399,301
Lottery Corp. Ltd. (The) (Australia)	166,169	569,671
MakeMyTrip Ltd. (India)*(a)	37,180	1,003,116
Marriott International, Inc. (Class A Stock)	175,022	32,149,791
Marriott Vacations Worldwide Corp.	844	103,576
McDonald’s Corp.	79,570	23,744,484
Meituan (China) (Class B Stock), 144A*	30,770	482,502
MGM Resorts International	13,096	575,176
Minor International PCL (Thailand)	20,000	19,367
Monogatari Corp. (The) (Japan)	50,400	1,223,270
Norwegian Cruise Line Holdings Ltd.*	15,703	341,854
OPAP SA (Greece)	275,055	4,796,492
Penn Entertainment, Inc.*	3,553	85,379
Planet Fitness, Inc. (Class A Stock)*	754	50,850
Restaurant Brands International, Inc. (Canada)	7,300	565,981
Royal Caribbean Cruises Ltd.*	52,101	5,404,958
Royal Holdings Co. Ltd. (Japan)	57,700	1,058,423
Starbucks Corp.	180,186	17,849,225
Tongcheng Travel Holdings Ltd. (China)*	7,600	15,963
Travel + Leisure Co.	550	22,187
Trip.com Group Ltd. (China)*	3,550	123,928

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Vail Resorts, Inc.	745	$187,561
Whitbread PLC (United Kingdom)	115,067	4,953,244
Wyndham Hotels & Resorts, Inc.	1,505	103,198
Wynn Resorts Ltd.	4,151	438,387
Yum China Holdings, Inc. (China)(a)	6,700	378,550
Yum! Brands, Inc.	6,306	873,696

		204,834,697

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	170,011	893,530
Beazer Homes USA, Inc.*	11,200	316,848
Berkeley Group Holdings PLC (United Kingdom)	18,355	914,996
Century Communities, Inc.(a)	6,109	468,071
D.R. Horton, Inc.	13,178	1,603,631
Garmin Ltd.	6,624	690,817
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	12,200	61,360
KB Home	2,700	139,617
Leggett & Platt, Inc.	3,059	90,608
Lennar Corp. (Class A Stock)	33,028	4,138,739
Lennar Corp. (Class B Stock)	363	41,012
LG Electronics, Inc. (South Korea)	3,217	311,368
M/I Homes, Inc.*	5,600	488,264
Meritage Homes Corp.	12,000	1,707,240
Mohawk Industries, Inc.*	2,179	224,786
Newell Brands, Inc.	15,340	133,458
Nien Made Enterprise Co. Ltd. (Taiwan)	2,000	22,046
NVR, Inc.*	118	749,373
Panasonic Holdings Corp. (Japan)	569,100	6,978,265
Persimmon PLC (United Kingdom)	33,385	434,997
PulteGroup, Inc.	42,939	3,335,501
Sumitomo Forestry Co. Ltd. (Japan)	55,200	1,340,779
Tamron Co. Ltd. (Japan)	26,100	731,017
Taylor Morrison Home Corp.*	59,600	2,906,692
Taylor Wimpey PLC (United Kingdom)	400,761	523,552
Tempur Sealy International, Inc.	3,672	147,137
Toll Brothers, Inc.	88,119	6,967,569
TopBuild Corp.*	601	159,878
Tri Pointe Homes, Inc.*	73,000	2,398,780
Whirlpool Corp.	2,404	357,691

		39,277,622

Household Products — 0.6%
Church & Dwight Co., Inc.	5,594	560,687
Clorox Co. (The)	2,497	397,123
Colgate-Palmolive Co.	235,368	18,132,751
Energizer Holdings, Inc.(a)	75,600	2,538,648
Essity AB (Sweden) (Class B Stock)	331,657	8,832,581
Henkel AG & Co. KGaA (Germany)	9,447	665,014
Kimberly-Clark Corp.	68,189	9,414,173
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	9,000	20,080
Procter & Gamble Co. (The)	271,940	41,264,176
Reckitt Benckiser Group PLC (United Kingdom)	50,275	3,778,210
Reynolds Consumer Products, Inc.	1,253	35,397

	Shares	Value

COMMON STOCKS (continued)
Household Products (cont’d.)
Spectrum Brands Holdings, Inc.	929	$72,508

		85,711,348

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)(a)	316,225	6,555,344
Brookfield Renewable Corp. (Class A Stock)	2,933	92,448
Clearway Energy, Inc. (Class A Stock)	17,290	466,830
Clearway Energy, Inc. (Class C Stock)	62,770	1,792,711
Drax Group PLC (United Kingdom)	179,846	1,325,192
Electric Power Development Co. Ltd. (Japan)	349,700	5,147,489
Engie Brasil Energia SA (Brazil)	1,300	12,416
Meridian Energy Ltd. (New Zealand)	84,972	292,608
NextEra Energy Partners LP	7,087	415,582
NTPC Ltd. (India)	26,421	61,022
RWE AG (Germany)	27,950	1,217,958
Vistra Corp.	179,614	4,714,868

		22,094,468

Industrial Conglomerates — 0.5%
3M Co.(a)	147,123	14,725,541
Astra International Tbk PT (Indonesia)	2,475,800	1,122,970
CITIC Ltd. (China)	253,000	302,927
CK Hutchison Holdings Ltd. (United Kingdom)	84,748	517,246
General Electric Co.	242,479	26,636,318
GS Holdings Corp. (South Korea)	4,266	118,904
Honeywell International, Inc.	43,847	9,098,252
Jardine Matheson Holdings Ltd. (Hong Kong)	77,500	3,930,041
KOC Holding A/S (Turkey)	182,682	731,560
Lifco AB (Sweden) (Class B Stock)	32,384	705,252
Mytilineos SA (Greece)	15,982	564,250
Nisshinbo Holdings, Inc. (Japan)	49,400	409,671
Samsung C&T Corp. (South Korea)	1,437	115,655
Siemens AG (Germany)	90,350	15,061,423
Siemens Ltd. (India)	460	21,156
Smiths Group PLC (United Kingdom)	84,490	1,767,679

		75,828,845

Industrial REITs — 0.2%
Americold Realty Trust, Inc.	300,664	9,711,447
CapitaLand Ascendas REIT (Singapore)	208,323	420,474
EastGroup Properties, Inc.	932	161,795
First Industrial Realty Trust, Inc.	6,421	338,001
Frasers Logistics & Commercial Trust (Singapore)	202,690	187,680
GLP J-REIT (Japan)	354	349,167
Goodman Group (Australia)	672,539	9,040,836
LXP Industrial Trust	41,200	401,700
Nippon Prologis REIT, Inc. (Japan)	207	416,029
Plymouth Industrial REIT, Inc.	23,948	551,283
Prologis, Inc.	58,337	7,153,866
Rexford Industrial Realty, Inc.	19,662	1,026,750
Segro PLC (United Kingdom)	48,158	439,192
STAG Industrial, Inc.	3,550	127,374

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Industrial REITs (cont’d.)
Terreno Realty Corp.(a)	13,700	$823,370
Tritax Big Box REIT PLC (United Kingdom)	98,199	156,286

		31,305,250

Insurance — 1.7%
Admiral Group PLC (United Kingdom)	19,750	523,054
Aflac, Inc.	25,443	1,775,921
Ageas SA/NV (Belgium)	22,493	911,849
AIA Group Ltd. (Hong Kong)	67,200	682,517
Allstate Corp. (The)	85,801	9,355,741
Ambac Financial Group, Inc.*	35,000	498,400
American Financial Group, Inc.	1,678	199,262
American International Group, Inc.	268,501	15,449,547
Aon PLC (Class A Stock)	18,484	6,380,677
Arch Capital Group Ltd.*	31,381	2,348,868
Arthur J. Gallagher & Co.	8,872	1,948,025
ASR Nederland NV (Netherlands)	16,657	751,289
Assicurazioni Generali SpA (Italy)	99,696	2,027,415
Assurant, Inc.	2,476	311,283
Assured Guaranty Ltd.	1,657	92,461
Aviva PLC (United Kingdom)	901,670	4,536,532
AXA SA (France)	272,391	8,049,513
Axis Capital Holdings Ltd.	156,555	8,427,356
Baloise Holding AG (Switzerland)	10,123	1,489,013
BB Seguridade Participacoes SA (Brazil)	16,800	107,890
Brighthouse Financial, Inc.*	1,976	93,564
Brown & Brown, Inc.	8,854	609,509
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	37,000	96,058
Chubb Ltd.	130,514	25,131,776
Cincinnati Financial Corp.	7,139	694,767
CNA Financial Corp.	1,109	42,830
CNO Financial Group, Inc.	16,500	390,555
Coface SA (France)(a)	85,998	1,186,253
Dai-ichi Life Holdings, Inc. (Japan)	157,200	2,989,928
DB Insurance Co. Ltd. (South Korea)	59,578	3,383,881
eHealth, Inc.*	74,900	602,196
Enstar Group Ltd.*	4,200	1,025,808
Everest Re Group Ltd.	1,709	584,239
Fairfax Financial Holdings Ltd. (Canada)	732	548,297
Fidelity National Financial, Inc.	6,447	232,092
First American Financial Corp.	2,650	151,103
Genworth Financial, Inc. (Class A Stock)*	550,300	2,751,500
Globe Life, Inc.	4,115	451,086
Goosehead Insurance, Inc. (Class A Stock)*	4,900	308,161
Hanover Insurance Group, Inc. (The)	960	108,509
Hartford Financial Services Group, Inc. (The)	14,055	1,012,241
Helvetia Holding AG (Switzerland)	4,150	562,468
James River Group Holdings Ltd.	10,054	183,586
Just Group PLC (United Kingdom)	514,639	508,513
Kemper Corp.	1,839	88,750
Legal & General Group PLC (United Kingdom)	587,526	1,701,066

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Lincoln National Corp.	7,791	$200,696
Loews Corp.	33,272	1,975,691
Markel Group, Inc.*	932	1,289,124
Marsh & McLennan Cos., Inc.	134,774	25,348,294
Medibank Private Ltd. (Australia)	1,441,887	3,386,957
MetLife, Inc.	306,560	17,329,837
MS&AD Insurance Group Holdings, Inc. (Japan)	97,800	3,463,323
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	23,887	8,967,482
New China Life Insurance Co. Ltd. (China) (Class H Stock)	5,200	13,741
NN Group NV (Netherlands)	14,619	541,161
Old Mutual Ltd. (South Africa)	81,843	52,708
Old Republic International Corp.	7,086	178,355
Oscar Health, Inc. (Class A Stock)*	129,000	1,039,740
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	1,498,000	544,106
Phoenix Group Holdings PLC (United Kingdom)	80,353	543,665
Phoenix Holdings Ltd. (The) (Israel)	24,606	247,786
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	689,002	767,174
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	51,500	328,926
Poste Italiane SpA (Italy), 144A	50,996	552,436
Primerica, Inc.	453	89,585
Principal Financial Group, Inc.	10,798	818,920
Progressive Corp. (The)	15,257	2,019,569
QBE Insurance Group Ltd. (Australia)	98,594	1,029,404
Reinsurance Group of America, Inc.	7,335	1,017,291
RenaissanceRe Holdings Ltd. (Bermuda)	48,753	9,093,410
RLI Corp.	660	90,070
Ryan Specialty Holdings, Inc.*	12,420	557,534
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	7,329	1,278,951
Samsung Life Insurance Co. Ltd. (South Korea)	12,858	657,605
Sanlam Ltd. (South Africa)	97,342	301,301
Selectquote, Inc.*	126,400	246,480
Skyward Specialty Insurance Group, Inc.*	8,266	209,956
Sompo Holdings, Inc. (Japan)	149,000	6,685,517
Steadfast Group Ltd. (Australia)	58,620	234,953
Suncorp Group Ltd. (Australia)	739,446	6,644,086
Swiss Life Holding AG (Switzerland)	14,602	8,552,201
T&D Holdings, Inc. (Japan)	33,600	492,772
Talanx AG (Germany)	4,499	258,290
Tokio Marine Holdings, Inc. (Japan)	116,600	2,688,046
Travelers Cos., Inc. (The)	10,111	1,755,876
Unipol Gruppo SpA (Italy)	670,991	3,585,779
Unum Group	150,670	7,186,959
W.R. Berkley Corp.	9,541	568,262
White Mountains Insurance Group Ltd.	70	97,224
Willis Towers Watson PLC	4,494	1,058,337

		235,294,929

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services — 2.1%
Alphabet, Inc. (Class A Stock)*	913,310	$109,323,207
Alphabet, Inc. (Class C Stock)*	631,053	76,338,482
Auto Trader Group PLC (United Kingdom), 144A	147,241	1,143,256
Baidu, Inc. (China), ADR*	4,231	579,266
Bumble, Inc. (Class A Stock)*	63,600	1,067,208
Cargurus, Inc.*	45,300	1,025,139
IAC, Inc.*	1,798	112,914
Kanzhun Ltd. (China), ADR*	45,428	683,691
Kuaishou Technology (China), 144A*	14,000	96,224
Match Group, Inc.*	5,897	246,790
Meta Platforms, Inc. (Class A Stock)*	388,403	111,463,893
Tencent Holdings Ltd. (China)	44,700	1,895,333
TripAdvisor, Inc.*	2,166	35,717
ZoomInfo Technologies, Inc.*	17,100	434,169

		304,445,289

IT Services — 0.7%
Accenture PLC (Class A Stock)	88,810	27,404,990
Akamai Technologies, Inc.*	33,628	3,022,148
Alten SA (France)	5,771	910,111
Amdocs Ltd.	2,726	269,465
Arabian Internet & Communications Services Co. (Saudi Arabia)	156	13,454
Cognizant Technology Solutions Corp. (Class A Stock)	128,269	8,373,400
Computacenter PLC (United Kingdom)	56,574	1,641,774
Data#3 Ltd. (Australia)	125,808	605,108
DXC Technology Co.*	9,328	249,244
Elm Co. (Saudi Arabia)	154	23,980
EPAM Systems, Inc.*	1,308	293,973
Fujitsu Ltd. (Japan)	4,000	517,932
Gartner, Inc.*	8,589	3,008,813
GoDaddy, Inc. (Class A Stock)*	1,723	129,449
Grid Dynamics Holdings, Inc.*	327	3,025
HCL Technologies Ltd. (India)	370,314	5,383,459
Indra Sistemas SA (Spain)	24,096	304,832
Infosys Ltd. (India)	41,608	677,707
International Business Machines Corp.(a)	89,165	11,931,169
Itochu Techno-Solutions Corp. (Japan)	21,300	539,740
Keywords Studios PLC (Ireland)	19,593	450,551
Kyndryl Holdings, Inc.*	4,705	62,482
MongoDB, Inc.*	28,422	11,681,158
Mphasis Ltd. (India)	46,326	1,074,447
NEC Corp. (Japan)	178,700	8,669,186
NET One Systems Co. Ltd. (Japan)	5,700	125,220
Nomura Research Institute Ltd. (Japan)	20,400	563,600
NSD Co. Ltd. (Japan)	6,600	132,693
NTT Data Group Corp. (Japan)	37,300	522,980
Obic Co. Ltd. (Japan)	3,200	513,627
Okta, Inc.*	2,999	207,981
Otsuka Corp. (Japan)	15,000	584,275
Samsung SDS Co. Ltd. (South Korea)	2,689	252,063
SCSK Corp. (Japan)	34,000	535,059
Snowflake, Inc. (Class A Stock)*	43,218	7,605,504
Sopra Steria Group SACA (France)	7,759	1,549,048
Tata Consultancy Services Ltd. (India)	27,497	1,111,081
Tech Mahindra Ltd. (India)	84,718	1,172,942

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
TIS, Inc. (Japan)	19,900	$498,601
Twilio, Inc. (Class A Stock)*	2,920	185,770
Uchida Yoko Co. Ltd. (Japan)	12,400	502,389
VeriSign, Inc.*	3,687	833,151
Wipro Ltd. (India)	114,519	545,162
Wix.com Ltd. (Israel)*(a)	10,600	829,344

		105,512,087

Leisure Products — 0.0%
Brunswick Corp.	9,711	841,361
Games Workshop Group PLC (United Kingdom)	2,010	278,922
Hasbro, Inc.	5,512	357,012
MasterCraft Boat Holdings, Inc.*	30,200	925,630
Mattel, Inc.*	7,050	137,757
Polaris, Inc.(a)	986	119,237
Sankyo Co. Ltd. (Japan)	47,400	1,917,161
Sega Sammy Holdings, Inc. (Japan)	69,100	1,480,315
Solo Brands, Inc. (Class A Stock)*	33,600	190,176
Tomy Co. Ltd. (Japan)	64,800	816,328

		7,063,899

Life Sciences Tools & Services — 0.5%
Adaptive Biotechnologies Corp.*	162,400	1,089,704
Agilent Technologies, Inc.	43,026	5,173,876
Akoya Biosciences, Inc.*	14,400	106,416
Avantor, Inc.*	33,518	688,460
Azenta, Inc.*	1,571	73,334
Bio-Rad Laboratories, Inc. (Class A Stock)*	841	318,840
Bio-Techne Corp.	3,146	256,808
Charles River Laboratories International, Inc.*	2,063	433,746
Danaher Corp.	42,349	10,163,760
ICON PLC*	1,510	377,802
Illumina, Inc.*(a)	5,853	1,097,379
IQVIA Holdings, Inc.*	10,654	2,394,699
Lonza Group AG (Switzerland)	6,834	4,084,769
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	190	2,362
Medpace Holdings, Inc.*	3,600	864,612
Mettler-Toledo International, Inc.*	4,151	5,444,618
Olink Holding AB (Sweden), ADR*	15,073	282,619
Pacific Biosciences of California, Inc.*	7,700	102,410
QIAGEN NV*	5,210	234,606
Quanterix Corp.*	9,100	205,205
Repligen Corp.*	621	87,847
Revvity, Inc.	5,510	654,533
Siegfried Holding AG (Switzerland)*	280	231,535
Sotera Health Co.*	90	1,696
Syneos Health, Inc.*	2,040	85,965
Thermo Fisher Scientific, Inc.	53,085	27,697,099
Waters Corp.*	1,189	316,916
West Pharmaceutical Services, Inc.	18,426	7,047,392
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	1,900	15,227

		69,534,235

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery — 1.3%
AGCO Corp.	40,804	$5,362,462
Airtac International Group (China)	13,016	430,161
Allison Transmission Holdings, Inc.	41,188	2,325,474
ANDRITZ AG (Austria)	47,091	2,626,259
Atlas Copco AB (Sweden) (Class A Stock)	458,635	6,621,260
Atlas Copco AB (Sweden) (Class B Stock)	116,378	1,451,057
Blue Bird Corp.*	19,400	436,112
Bucher Industries AG (Switzerland)	4,331	1,916,634
Caterpillar, Inc.	72,195	17,763,580
CNH Industrial NV (United Kingdom)	306,467	4,419,580
Columbus McKinnon Corp.	10,600	430,890
Crane Co.	1,101	98,121
Crane NXT Co.	9,801	553,168
Cummins, Inc.	5,966	1,462,625
Daimler Truck Holding AG (Germany)	121,788	4,389,501
Deere & Co.	65,074	26,367,334
DMG Mori Co. Ltd. (Japan)	7,600	132,125
Donaldson Co., Inc.	2,061	128,833
Doosan Bobcat, Inc. (South Korea)	340	15,198
Dover Corp.	43,645	6,444,184
Energy Recovery, Inc.*	13,463	376,291
Enerpac Tool Group Corp.	19,201	518,427
EnPro Industries, Inc.	3,738	499,135
Epiroc AB (Sweden) (Class A Stock)	40,920	775,101
Epiroc AB (Sweden) (Class B Stock)	35,428	573,418
Esab Corp.	1,325	88,166
Estun Automation Co. Ltd. (China) (Class A Stock)	130,413	503,959
Flowserve Corp.	2,993	111,190
Fortive Corp.	147,928	11,060,577
Gates Industrial Corp. PLC*	2,698	36,369
GEA Group AG (Germany)	91,753	3,841,338
Georg Fischer AG (Switzerland)	6,032	453,670
Graco, Inc.	2,054	177,363
Hillenbrand, Inc.	21,400	1,097,392
Hyster-Yale Materials Handling, Inc.	8,700	485,808
IDEX Corp.	3,100	667,306
Illinois Tool Works, Inc.	6,670	1,668,567
IMI PLC (United Kingdom)	17,025	355,144
Indutrade AB (Sweden)	13,897	313,662
Ingersoll Rand, Inc.	17,412	1,138,048
ITT, Inc.	10,452	974,231
Kone OYJ (Finland) (Class B Stock)	22,100	1,154,606
Konecranes OYJ (Finland)	15,548	626,197
Krones AG (Germany)	3,199	388,374
Lincoln Electric Holdings, Inc.	30	5,959
Manitowoc Co., Inc. (The)*	22,000	414,260
Metso OYJ (Finland)	43,516	525,096
Middleby Corp. (The)*	1,131	167,196
Mitsuboshi Belting Ltd. (Japan)	25,900	793,729
Nordson Corp.	2,417	599,851
Obara Group, Inc. (Japan)	19,500	564,692
OKUMA Corp. (Japan)	35,500	1,905,955
Oshkosh Corp.	1,534	132,829
Otis Worldwide Corp.	43,083	3,834,818
PACCAR, Inc.	91,877	7,685,511
Parker-Hannifin Corp.	47,156	18,392,726

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Pentair PLC	6,990	$451,554
Proto Labs, Inc.*	20,700	723,672
Rational AG (Germany)	1,272	921,057
RBC Bearings, Inc.*	570	123,958
Sany Heavy Equipment International Holdings Co. Ltd. (China)	7,000	9,193
Schindler Holding AG (Switzerland)	2,524	568,170
Schindler Holding AG (Switzerland) (Part. Cert.)	2,650	622,238
Shibaura Machine Co. Ltd. (Japan)	35,600	1,206,854
Shinmaywa Industries Ltd. (Japan)	24,000	225,354
Shyft Group, Inc. (The)	9,000	198,540
SKF AB (Sweden) (Class B Stock)	23,364	407,129
Snap-on, Inc.	7,096	2,044,996
Stanley Black & Decker, Inc.	6,363	596,277
Tennant Co.	18,600	1,508,646
Terex Corp.	96,900	5,797,527
THK Co. Ltd. (Japan)	26,000	535,153
Timken Co. (The)	43,027	3,938,261
Titan International, Inc.*	137,700	1,580,796
Toro Co. (The)	21,289	2,164,027
Trinity Industries, Inc.	44,283	1,138,516
Tsugami Corp. (Japan)	98,100	945,411
Volvo AB (Sweden) (Class A Stock)	23,872	508,797
Volvo AB (Sweden) (Class B Stock)	459,049	9,500,030
Wabash National Corp.(a)	115,900	2,971,676
Westinghouse Air Brake Technologies Corp.	7,842	860,032
Xylem, Inc.	38,714	4,359,971
Zhejiang Sanhua Intelligent Controls Co. Ltd. (China) (Class A Stock)	122,440	510,958

		190,700,312

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	259	451,619
AP Moller - Maersk A/S (Denmark) (Class B Stock)	586	1,030,333
Cia Sud Americana de Vapores SA (Chile)	6,650,826	451,681
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	150,950	136,453
D/S Norden A/S (Denmark)	41,269	2,060,681
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	232,400	700,572
Kirby Corp.*(a)	44,360	3,413,502
MISC Bhd (Malaysia)	8,500	13,051
Mitsui OSK Lines Ltd. (Japan)	20,600	495,618
Nippon Yusen KK (Japan)	21,700	481,928
Orient Overseas International Ltd. (Hong Kong)	10,500	141,043
Pan Ocean Co. Ltd. (South Korea)	117,264	463,543
Wan Hai Lines Ltd. (Taiwan)	289,655	551,501
Yang Ming Marine Transport Corp. (Taiwan)	286,000	580,818

		10,972,343

Media — 0.4%
Advantage Solutions, Inc.*(a)	108,900	254,826

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
Cable One, Inc.	92	$60,451
Charter Communications, Inc. (Class A Stock)*	5,840	2,145,441
Comcast Corp. (Class A Stock)	462,307	19,208,856
DISH Network Corp. (Class A Stock)*	5,778	38,077
Fox Corp. (Class A Stock)	12,404	421,736
Fox Corp. (Class B Stock)	5,702	181,837
Gray Television, Inc.	23,000	181,240
Informa PLC (United Kingdom)	328,152	3,029,885
Integral Ad Science Holding Corp.*	131,400	2,362,572
Interpublic Group of Cos., Inc. (The)	16,282	628,159
Liberty Broadband Corp. (Class A Stock)*	15,926	1,269,780
Liberty Broadband Corp. (Class C Stock)*	46,533	3,727,759
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	1,247	40,914
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	2,931	95,932
MFE-MediaForEurope NV (Italy) (Class B Stock)	851,058	652,774
New York Times Co. (The) (Class A Stock)	3,730	146,887
News Corp. (Class A Stock)	15,856	309,192
News Corp. (Class B Stock)	4,623	91,166
Nexstar Media Group, Inc.	668	111,255
Omnicom Group, Inc.	8,525	811,154
Paramount Global (Class A Stock)(a)	220	4,083
Paramount Global (Class B Stock)(a)	22,633	360,091
Publicis Groupe SA (France)(a)	119,042	9,553,866
Sirius XM Holdings, Inc.(a)	16,159	73,200
Trade Desk, Inc. (The) (Class A Stock)*	43,659	3,371,348
WPP PLC (United Kingdom)	90,681	950,500

		50,082,981

Metals & Mining — 0.8%
African Rainbow Minerals Ltd. (South Africa)	79,500	838,744
Alcoa Corp.	4,063	137,858
Alpha Metallurgical Resources, Inc.(a)	3,900	641,004
Alrosa PJSC (Russia)*^	575,990	1
Aluminum Corp. of China Ltd. (China) (Class H Stock)	24,000	10,388
Anglo American Platinum Ltd. (South Africa)	14,180	640,986
AngloGold Ashanti Ltd. (Australia)	20,373	431,242
ArcelorMittal SA (Luxembourg)	161,574	4,408,408
ATI, Inc.*	6,400	283,072
Aurubis AG (Germany)	1,955	167,859
B2Gold Corp. (Canada)	58,168	207,660
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	7,500	5,803
BHP Group Ltd. (Australia)	639,452	19,223,182
BlueScope Steel Ltd. (Australia)	576,600	7,935,645
Carpenter Technology Corp.	33,600	1,885,968
China Hongqiao Group Ltd. (China)	12,500	10,210
Cia Siderurgica Nacional SA (Brazil)	260,000	661,376
Cleveland-Cliffs, Inc.*	11,739	196,746

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
CMOC Group Ltd. (China) (Class H Stock)	21,000	$11,056
Commercial Metals Co.	16,400	863,624
Constellium SE*	51,725	889,670
Coronado Global Resources, Inc. (Australia), CDI, 144A	1,302,470	1,336,597
Endeavour Mining PLC (Burkina Faso)	9,842	235,881
ERO Copper Corp. (Brazil)*	20,658	417,916
Fortescue Metals Group Ltd. (Australia)	421,780	6,258,676
Freeport-McMoRan, Inc.	60,733	2,429,320
Glencore PLC (Australia)	562,499	3,189,305
Gold Fields Ltd. (South Africa)	35,497	493,493
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	48,800	234,635
Harmony Gold Mining Co. Ltd. (South Africa)	111,338	468,968
Henan Shenhuo Coal & Power Co. Ltd. (China) (Class A Stock)	33,500	60,004
Hindalco Industries Ltd. (India)	54,948	283,355
Huaibei Mining Holdings Co. Ltd. (China) (Class A Stock)	14,000	22,212
Hyundai Steel Co. (South Korea)	675	17,394
Iluka Resources Ltd. (Australia)	359,248	2,674,982
Impala Platinum Holdings Ltd. (South Africa)	61,972	412,858
JFE Holdings, Inc. (Japan)	32,400	463,209
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	44,000	68,015
Kobe Steel Ltd. (Japan)	23,200	213,695
Kumba Iron Ore Ltd. (South Africa)	42,844	1,006,900
Mineral Resources Ltd. (Australia)	8,882	425,383
MMC Norilsk Nickel PJSC (Russia)*^	8,156	—
MP Materials Corp.*	1,210	27,685
Newmont Corp.	33,942	1,447,966
Nippon Steel Corp. (Japan)	372,700	7,800,343
Norsk Hydro ASA (Norway)	179,850	1,072,133
Northam Platinum Holdings Ltd. (South Africa)*	59,827	398,223
Novolipetsk Steel PJSC (Russia)*^	2,758,930	3
Nucor Corp.	10,739	1,760,981
Olympic Steel, Inc.	6,000	294,000
Perseus Mining Ltd. (Australia)	528,791	587,422
Pilbara Minerals Ltd. (Australia)	276,735	909,535
Reliance Steel & Aluminum Co.	1,334	362,301
Rio Tinto Ltd. (Australia)	50,798	3,890,095
Rio Tinto PLC (Australia)	74,417	4,729,178
Royal Gold, Inc.(a)	1,395	160,118
Ryerson Holding Corp.	12,300	533,574
Schnitzer Steel Industries, Inc. (Class A Stock)	12,500	374,875
Severstal PAO (Russia)*^	337,573	—
Sibanye Stillwater Ltd. (South Africa)	1,182,294	1,823,488
South32 Ltd. (Australia)	659,318	1,659,897
SSAB AB (Sweden) (Class A Stock)	353,233	2,513,532
SSAB AB (Sweden) (Class B Stock)	68,815	477,172
SSR Mining, Inc. (Canada)	4,739	67,199
Steel Dynamics, Inc.	24,082	2,623,252
Tata Steel Ltd. (India)	172,033	235,706
TimkenSteel Corp.*	6,900	148,833

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Tokyo Steel Manufacturing Co. Ltd. (Japan)	207,100	$1,959,941
United States Steel Corp.	315,862	7,899,709
Vale SA (Brazil)	382,164	5,136,012
Vedanta Ltd. (India)	77,820	265,055
Western Mining Co. Ltd. (China) (Class A Stock)	43,500	63,053
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	36,000	53,312

		109,437,893

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	13,113	132,835
Annaly Capital Management, Inc.	10,737	214,847
Granite Point Mortgage Trust, Inc.	62,400	330,720
Ladder Capital Corp.	49,602	538,182
MFA Financial, Inc.	70,700	794,668
Redwood Trust, Inc.	18,000	114,660
Rithm Capital Corp.	9,959	93,117
Starwood Property Trust, Inc.(a)	12,656	245,526
TPG RE Finance Trust, Inc.	51,800	383,838

		2,848,393

Multi-Utilities — 0.5%
A2A SpA (Italy)	2,192,172	4,010,553
Ameren Corp.	11,021	900,085
Avista Corp.	8,000	314,160
Black Hills Corp.	45,100	2,717,726
CenterPoint Energy, Inc.	117,493	3,424,921
CMS Energy Corp.	12,233	718,689
Consolidated Edison, Inc.	15,015	1,357,356
Dominion Energy, Inc.	35,451	1,836,007
DTE Energy Co.	11,503	1,265,560
E.ON SE (Germany)	599,229	7,654,794
Engie SA (France)	538,327	8,964,716
Hera SpA (Italy)	81,992	244,011
Iren SpA (Italy)	434,730	809,260
NiSource, Inc.	572,121	15,647,509
NorthWestern Corp.	4,000	227,040
Public Service Enterprise Group, Inc.	21,170	1,325,454
Qatar Electricity & Water Co. QSC (Qatar)	2,890	13,836
Sembcorp Industries Ltd. (Singapore)	435,800	1,856,973
Sempra Energy	99,939	14,550,119
WEC Energy Group, Inc.	13,361	1,178,975

		69,017,744

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	84,464	9,585,819
Boston Properties, Inc.	14,309	824,055
Cousins Properties, Inc.(a)	9,720	221,616
Covivio SA (France)	27,182	1,284,076
Daiwa Office Investment Corp. (Japan)	188	817,456
Dexus (Australia)	86,284	449,352
Gecina SA (France)	10,691	1,140,500
Great Portland Estates PLC (United Kingdom)	23,411	123,817
Highwoods Properties, Inc.	2,393	57,217

	Shares	Value

COMMON STOCKS (continued)
Office REITs (cont’d.)
Hudson Pacific Properties, Inc.	302,200	$1,275,284
Ichigo Office REIT Investment Corp. (Japan)	532	330,104
Japan Real Estate Investment Corp. (Japan)	162	616,503
Kilroy Realty Corp.	12,405	373,267
Nippon Building Fund, Inc. (Japan)	167	656,674
Office Properties Income Trust	39,000	300,300
Orix JREIT, Inc. (Japan)	165	203,115
Paramount Group, Inc.	162,600	720,318
Piedmont Office Realty Trust, Inc. (Class A Stock)	47,000	341,690
Vornado Realty Trust	4,062	73,685

		19,394,848

Oil, Gas & Consumable Fuels — 2.2%
Adaro Energy Indonesia Tbk PT (Indonesia)	4,527,100	673,757
Antero Midstream Corp.	7,336	85,098
Antero Resources Corp.*	5,602	129,014
APA Corp.	7,836	267,756
Berry Corp.	85,100	585,488
BP PLC (United Kingdom)	2,452,157	14,277,386
BW LPG Ltd. (Singapore), 144A	1,031,041	10,288,636
California Resources Corp.	39,200	1,775,368
Cheniere Energy, Inc.	35,200	5,363,072
Chesapeake Energy Corp.	2,772	231,961
Chevron Corp.	223,495	35,166,938
China Coal Energy Co. Ltd. (China) (Class H Stock)	12,000	8,935
Chord Energy Corp.	5,692	875,430
Civitas Resources, Inc.(a)	13,400	929,558
Coal India Ltd. (India)	94,556	266,750
ConocoPhillips	244,042	25,285,192
CONSOL Energy, Inc.	36,300	2,461,503
Coterra Energy, Inc.	31,547	798,139
Devon Energy Corp.	27,015	1,305,905
Diamondback Energy, Inc.	7,520	987,827
DT Midstream, Inc.	2,267	112,375
EOG Resources, Inc.	24,713	2,828,156
EQT Corp.	15,240	626,821
Equinor ASA (Norway)	77,574	2,258,867
Exxaro Resources Ltd. (South Africa)	1,550	13,519
Exxon Mobil Corp.	676,636	72,569,211
Gevo, Inc.*	224,400	341,088
Gulfport Energy Corp.*	2,200	231,154
HD Hyundai Co. Ltd. (South Korea)	270	12,323
Hess Corp.	60,645	8,244,688
HF Sinclair Corp.	3,098	138,202
Japan Petroleum Exploration Co. Ltd. (Japan)	9,800	293,397
Kinder Morgan, Inc.	84,618	1,457,122
Kosmos Energy Ltd. (Ghana)*	324,800	1,945,552
LUKOIL PJSC (Russia)^	3,043	—
Marathon Oil Corp.	62,339	1,435,044
Marathon Petroleum Corp.	100,428	11,709,905
Motor Oil Hellas Corinth Refineries SA (Greece)	1,293	32,733
Murphy Oil Corp.(a)	18,100	693,230

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
New Hope Corp. Ltd. (Australia)	43,500	$140,918
Occidental Petroleum Corp.	29,892	1,757,650
Oil & Natural Gas Corp. Ltd. (India)	149,301	292,238
ONEOK, Inc.	18,083	1,116,083
Ovintiv, Inc.	2,581	98,259
Par Pacific Holdings, Inc.*	26,200	697,182
PBF Energy, Inc. (Class A Stock)	37,600	1,539,344
PDC Energy, Inc.	64,167	4,564,840
Peabody Energy Corp.(a)	211,900	4,589,754
PetroChina Co. Ltd. (China) (Class H Stock)	136,000	94,433
Petroleo Brasileiro SA (Brazil)	21,600	149,543
Phillips 66(a)	93,564	8,924,134
Pioneer Natural Resources Co.	16,620	3,443,331
Range Resources Corp.	4,690	137,886
Reliance Industries Ltd. (India)	9,078	282,971
Repsol SA (Spain)(a)	147,017	2,138,215
Rosneft Oil Co. PJSC (Russia)^	19,154	—
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	3,800	9,518
Shanxi Lu’an Environmental Energy Development Co. Ltd. (China) (Class A Stock)	28,200	63,380
Shell PLC (Netherlands)	742,767	22,157,992
SM Energy Co.	79,700	2,520,911
Southwestern Energy Co.*	696,699	4,187,161
Surgutneftegas PJSC (Russia)^	55,200	—
Targa Resources Corp.	21,330	1,623,213
Tatneft PJSC (Russia)^	133,140	—
Thai Oil PCL (Thailand)	7,800	9,759
TotalEnergies SE (France)	175,096	10,051,322
Turkiye Petrol Rafinerileri A/S (Turkey)	6,293	19,350
United Tractors Tbk PT (Indonesia)	8,800	13,648
Valero Energy Corp.	99,142	11,629,356
Vital Energy, Inc.*(a)	21,300	961,695
Whitehaven Coal Ltd. (Australia)	56,465	253,124
Williams Cos., Inc. (The)	499,283	16,291,604
World Kinect Corp.	28,700	593,516
Yankuang Energy Group Co. Ltd. (China) (Class H Stock)	10,000	28,711

		307,088,141

Paper & Forest Products — 0.0%
Empresas CMPC SA (Chile)	5,922	11,331
Hokuetsu Corp. (Japan)	94,300	568,566
Louisiana-Pacific Corp.	1,499	112,395
Suzano SA (Brazil)	61,700	570,456

		1,262,748

Passenger Airlines — 0.3%
Air France-KLM (France)*	2,007,370	3,782,061
Alaska Air Group, Inc.*	107,192	5,700,471
American Airlines Group, Inc.*	22,891	410,664
ANA Holdings, Inc. (Japan)*	11,000	262,023
Delta Air Lines, Inc.*	92,505	4,397,688
Deutsche Lufthansa AG (Germany)*	898,237	9,210,119
Eva Airways Corp. (Taiwan)	17,000	21,810
Japan Airlines Co. Ltd. (Japan)	9,900	214,666
JET2 PLC (United Kingdom)	45,421	718,805

	Shares	Value

COMMON STOCKS (continued)
Passenger Airlines (cont’d.)
Qantas Airways Ltd. (Australia)*	924,182	$3,829,918
Singapore Airlines Ltd. (Singapore)	88,000	466,226
SkyWest, Inc.*	55,400	2,255,888
Southwest Airlines Co.	26,084	944,502
Sun Country Airlines Holdings, Inc.*	16,673	374,809
Turk Hava Yollari AO (Turkey)*	3,354	24,984
United Airlines Holdings, Inc.*	215,040	11,799,245

		44,413,879

Personal Care Products — 0.3%
Beiersdorf AG (Germany)	1,320	174,799
Colgate-Palmolive India Ltd. (India)	11,367	234,192
Coty, Inc. (Class A Stock)*	8,080	99,303
elf Beauty, Inc.*	31,600	3,609,668
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,116	1,593,820
Hengan International Group Co. Ltd. (China)	103,112	434,767
Hindustan Unilever Ltd. (India)	4,930	161,186
L’Oreal SA (France)	73,703	34,380,688
Unilever PLC (United Kingdom)	165,184	8,601,831

		49,290,254

Pharmaceuticals — 3.1%
Amneal Pharmaceuticals, Inc.*	275,900	855,290
ANI Pharmaceuticals, Inc.*	1,900	102,277
Astellas Pharma, Inc. (Japan)	168,100	2,503,426
AstraZeneca PLC (United Kingdom)	97,452	13,970,161
AstraZeneca PLC (United Kingdom), ADR	308,839	22,103,607
Aurobindo Pharma Ltd. (India)	4,138	36,750
Bristol-Myers Squibb Co.	542,771	34,710,205
Catalent, Inc.*	7,135	309,374
China Medical System Holdings Ltd. (China)	94,000	153,376
China Resources Pharmaceutical Group Ltd. (China), 144A	12,000	10,475
Chugai Pharmaceutical Co. Ltd. (Japan)	46,900	1,335,666
Cipla Ltd. (India)	3,159	39,141
Collegium Pharmaceutical, Inc.*	4,700	101,003
CSPC Pharmaceutical Group Ltd. (China)	55,600	48,387
Daiichi Sankyo Co. Ltd. (Japan)	117,056	3,719,370
Dong-E-E-Jiao Co. Ltd. (China) (Class A Stock)	1,100	8,097
Dr. Reddy’s Laboratories Ltd. (India)	5,279	332,472
Elanco Animal Health, Inc.*	218,441	2,197,516
Eli Lilly & Co.	125,152	58,693,785
GSK PLC	795,990	14,106,983
Harmony Biosciences Holdings, Inc.*	5,500	193,545
Hikma Pharmaceuticals PLC (Jordan)	37,840	910,611
Hubei Jumpcan Pharmaceutical Co. Ltd. (China) (Class A Stock)	13,800	55,205
Intra-Cellular Therapies, Inc.*	43,400	2,748,088
Ipsen SA (France)	28,763	3,462,383
Jazz Pharmaceuticals PLC*	5,483	679,728
Johnson & Johnson	385,566	63,818,884
Kaken Pharmaceutical Co. Ltd. (Japan)	27,600	691,597

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Ligand Pharmaceuticals, Inc.*	11,600	$836,360
Merck & Co., Inc.	447,632	51,652,256
Novartis AG (Switzerland)	227,919	22,978,665
Novo Nordisk A/S (Denmark), ADR	118,403	19,161,157
Novo Nordisk A/S (Denmark) (Class B Stock)	237,088	38,299,159
Ono Pharmaceutical Co. Ltd. (Japan)	233,600	4,214,945
Organon & Co.	10,597	220,524
Orion OYJ (Finland) (Class B Stock)	7,364	305,614
Otsuka Holdings Co. Ltd. (Japan)	114,300	4,192,714
Pacira BioSciences, Inc.*	8,210	328,975
Perrigo Co. PLC	3,087	104,804
Pfizer, Inc.	634,668	23,279,622
Prestige Consumer Healthcare, Inc.*	20,100	1,194,543
Recordati Industria Chimica e Farmaceutica SpA (Italy)	6,860	327,721
Revance Therapeutics, Inc.*(a)	16,727	423,360
Richter Gedeon Nyrt (Hungary)	66,281	1,636,319
Roche Holding AG	50,581	15,450,981
Royalty Pharma PLC (Class A Stock)	8,541	262,550
Sanofi	128,933	13,880,383
Shionogi & Co. Ltd. (Japan)	110,200	4,648,176
Sichuan Kelun Pharmaceutical Co. Ltd. (China) (Class A Stock)	14,200	58,043
Sun Pharmaceutical Industries Ltd. (India)	5,856	75,132
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	113,700	856,161
Theravance Biopharma, Inc.*	10,500	108,675
Torii Pharmaceutical Co. Ltd. (Japan)	66,600	1,677,582
Torrent Pharmaceuticals Ltd. (India)	680	15,813
Tsumura & Co. (Japan)	13,100	242,561
Viatris, Inc.	51,015	509,130
Xeris Biopharma Holdings, Inc.*	40,500	106,110
Zoetis, Inc.	9,391	1,617,224

		436,562,661

Professional Services — 0.4%
ASGN, Inc.*	1,989	150,428
Automatic Data Processing, Inc.	64,471	14,170,081
BayCurrent Consulting, Inc. (Japan)	7,700	289,535
Broadridge Financial Solutions, Inc.	2,731	452,335
CACI International, Inc. (Class A Stock)*	527	179,623
Ceridian HCM Holding, Inc.*(a)	5,860	392,444
Clarivate PLC*(a)	206,157	1,964,676
Concentrix Corp.	65,794	5,312,865
Conduent, Inc.*	142,400	484,160
Dun & Bradstreet Holdings, Inc.(a)	27,886	322,641
Equifax, Inc.(a)	3,453	812,491
ExlService Holdings, Inc.*	8,900	1,344,434
FTI Consulting, Inc.*	527	100,235
Genpact Ltd.	2,577	96,818
HireRight Holdings Corp.*(a)	10,083	114,039
Huron Consulting Group, Inc.*	7,219	612,965
Insperity, Inc.(a)	8,600	1,023,056
Jacobs Solutions, Inc.	5,503	654,252
KBR, Inc.	73,659	4,792,254
Kelly Services, Inc. (Class A Stock)	9,700	170,817

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Korn Ferry	13,500	$668,790
Leidos Holdings, Inc.	35,660	3,155,197
ManpowerGroup, Inc.	1,172	93,057
Meitec Corp. (Japan)	22,100	381,333
Paychex, Inc.	6,300	704,781
Paycom Software, Inc.	4,096	1,315,799
Paycor HCM, Inc.*(a)	1,403	33,209
Paylocity Holding Corp.*(a)	13,600	2,509,608
Randstad NV (Netherlands)	15,439	814,249
RELX PLC (United Kingdom)	36,618	1,221,603
Resources Connection, Inc.	12,900	202,659
Robert Half International, Inc.	4,268	321,039
Science Applications International Corp.	1,283	144,312
SS&C Technologies Holdings, Inc.	5,066	307,000
TechnoPro Holdings, Inc. (Japan)	4,200	91,368
TELUS International CDA, Inc.
(Philippines)*(a)	17,320	262,918
Transcosmos, Inc. (Japan)	41,100	1,022,704
TransUnion(a)	4,111	322,015
TriNet Group, Inc.*(a)	12,000	1,139,640
TrueBlue, Inc.*	5,800	102,718
TTEC Holdings, Inc.	16,400	554,976
Verisk Analytics, Inc.	8,610	1,946,118
Wolters Kluwer NV (Netherlands)	20,258	2,572,229

		53,327,471

Real Estate Management & Development — 0.3%
Anywhere Real Estate, Inc.*	215,800	1,441,544
CapitaLand Investment Ltd. (Singapore)	118,887	292,099
Castellum AB (Sweden)	10,486	100,378
Catena AB (Sweden)	2,336	85,642
CBRE Group, Inc. (Class A Stock)*	13,033	1,051,893
Central Pattana PCL (Thailand)	130,000	240,696
China Overseas Land & Investment Ltd. (China)	153,500	335,804
China Resources Mixc Lifestyle Services Ltd. (China), 144A	4,400	21,917
CK Asset Holdings Ltd. (Hong Kong)	34,594	192,231
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR*	4,995	160,939
CoStar Group, Inc.*	35,293	3,141,077
Daito Trust Construction Co. Ltd. (Japan)	4,200	425,484
DLF Ltd. (India)	3,808	22,828
Douglas Elliman, Inc.	41,895	93,007
Emaar Properties PJSC (United Arab Emirates)	506,987	891,144
Grainger PLC (United Kingdom)	95,755	276,101
Greentown China Holdings Ltd. (China)	308,000	309,804
Hangzhou Binjiang Real Estate Group Co. Ltd. (China) (Class A Stock)	51,600	62,712
Howard Hughes Corp. (The)*	8,868	699,862
Intershop Holding AG (Switzerland)	602	401,596
Jones Lang LaSalle, Inc.*	1,084	168,887
K Wah International Holdings Ltd. (Hong Kong)	7,637,000	2,448,346
KE Holdings, Inc. (China), ADR*	54,933	815,755

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Land & Houses PCL (Thailand)	51,700	$12,338
LEG Immobilien SE (Germany)*	1,812	104,550
Longfor Group Holdings Ltd. (China), 144A	26,500	64,711
Mabanee Co. KPSC (Kuwait)	3,517	9,690
Mitsubishi Estate Co. Ltd. (Japan)	23,288	276,669
Mitsui Fudosan Co. Ltd. (Japan)	252,201	5,026,722
New World Development Co. Ltd. (Hong Kong)	311,843	770,735
Nomura Real Estate Holdings, Inc. (Japan)	31,000	737,013
PSP Swiss Property AG (Switzerland)	395	44,136
Sagax AB (Sweden) (Class B Stock)	8,400	166,112
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	1,464,071
Shurgard Self Storage Ltd. (Belgium)	6,165	281,629
Sino Land Co. Ltd. (Hong Kong)	414,672	510,506
Starts Corp., Inc. (Japan)	22,000	451,358
Sun Hung Kai Properties Ltd. (Hong Kong)	85,818	1,084,277
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	190,762	1,465,563
Swire Properties Ltd. (Hong Kong)	56,422	139,016
Swiss Prime Site AG (Switzerland)	259	22,498
TAG Immobilien AG (Germany)*	12,366	116,940
Tokyo Tatemono Co. Ltd. (Japan)	25,500	328,378
Tokyu Fudosan Holdings Corp. (Japan)	439,861	2,521,197
Vonovia SE (Germany)	3,219	62,866
Wharf Real Estate Investment Co. Ltd.
(Hong Kong)	94,750	475,395
Yanlord Land Group Ltd. (China)*	2,005,100	1,136,471
Yuexiu Property Co. Ltd. (China)	368,400	429,248
Zillow Group, Inc. (Class A Stock)*	44,434	2,186,153
Zillow Group, Inc. (Class C Stock)*	190,203	9,559,603

		43,127,591

Residential REITs — 0.2%
Advance Residence Investment Corp. (Japan)	118	281,793
American Homes 4 Rent (Class A Stock)	46,011	1,631,090
Apartment Income REIT Corp.	16,090	580,688
Apartment Investment & Management Co. (Class A Stock)	27,000	230,040
AvalonBay Communities, Inc.	5,823	1,102,119
Boardwalk Real Estate Investment Trust (Canada)	6,124	287,489
Camden Property Trust	8,169	889,359
Equity LifeStyle Properties, Inc.	15,861	1,060,942
Equity Residential	110,425	7,284,737
Essex Property Trust, Inc.	2,658	622,770
Independence Realty Trust, Inc.	87,271	1,590,078
Ingenia Communities Group (Australia)	64,602	172,011
InterRent Real Estate Investment Trust (Canada)	29,453	285,026
Invitation Homes, Inc.	29,403	1,011,463
Mid-America Apartment Communities, Inc.	5,012	761,122
Nippon Accommodations Fund, Inc. (Japan)	19	85,633

	Shares	Value

COMMON STOCKS (continued)
Residential REITs (cont’d.)
Sun Communities, Inc.	8,244	$1,075,512
UDR, Inc.(a)	25,178	1,081,647
UNITE Group PLC (The) (United Kingdom)	19,544	216,496
Veris Residential, Inc.*	98,150	1,575,308

		21,825,323

Retail REITs — 0.2%
Acadia Realty Trust	110,200	1,585,778
Agree Realty Corp.	1,745	114,106
Brixmor Property Group, Inc.	23,592	519,024
Federal Realty Investment Trust	3,422	331,147
InvenTrust Properties Corp.	15,700	363,298
Kimco Realty Corp.	25,877	510,295
Kite Realty Group Trust(a)	19,500	435,630
Klepierre SA (France)	55,842	1,387,348
Link REIT (Hong Kong)	38,588	214,824
Macerich Co. (The)(a)	77,300	871,171
NETSTREIT Corp.	14,896	266,192
NNN REIT, Inc.	4,156	177,835
Realty Income Corp.	55,753	3,333,472
Regency Centers Corp.	10,259	633,698
Region Re Ltd. (Australia)	77,651	117,767
Retail Opportunity Investments Corp.	25,927	350,274
RioCan Real Estate Investment Trust (Canada)	25,589	372,414
RPT Realty	86,700	906,015
Sasseur Real Estate Investment Trust (Singapore)	2,185,200	1,140,815
Scentre Group (Australia)	948,570	1,677,558
Simon Property Group, Inc.	36,631	4,230,148
SITE Centers Corp.	24,497	323,850
Spirit Realty Capital, Inc.(a)	12,679	499,299
Unibail-Rodamco-Westfield (France)*	115,026	6,066,967
Vicinity Ltd. (Australia)	734,244	904,236

		27,333,161

Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.*	255,995	29,160,391
Alchip Technologies Ltd. (Taiwan)	7,690	445,437
Allegro MicroSystems, Inc. (Japan)*	43,900	1,981,646
Amkor Technology, Inc.	64,700	1,924,825
Analog Devices, Inc.	21,554	4,198,935
Applied Materials, Inc.	111,494	16,115,343
ASE Technology Holding Co. Ltd. (Taiwan)	188,000	668,556
ASM International NV (Netherlands)	12,669	5,379,311
ASML Holding NV (Netherlands) (XAMS)	29,021	21,049,759
ASML Holding NV (Netherlands) (XNGS)	17,559	12,725,885
ASPEED Technology, Inc. (Taiwan)	8,343	768,430
Axcelis Technologies, Inc.*	44,700	8,194,851
Broadcom, Inc.	93,464	81,073,478
Cirrus Logic, Inc.*(a)	11,478	929,833
Daqo New Energy Corp. (China), ADR*	300	11,910
Diodes, Inc.*	2,900	268,221
eMemory Technology, Inc. (Taiwan)	15,480	1,107,975
Enphase Energy, Inc.*	2,734	457,890

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Entegris, Inc.	3,090	$342,434
First Solar, Inc.*	39,191	7,449,817
Global Unichip Corp. (Taiwan)	13,784	713,436
GLOBALFOUNDRIES, Inc.*	1,603	103,522
Globalwafers Co. Ltd. (Taiwan)	2,000	32,097
Hua Hong Semiconductor Ltd. (China), 144A*	4,000	13,162
Infineon Technologies AG (Germany)	296,030	12,191,182
Intel Corp.	234,107	7,828,538
KLA Corp.	2,734	1,326,045
Lam Research Corp.	35,310	22,699,387
Lattice Semiconductor Corp.*(a)	66,960	6,432,847
LONGi Green Energy Technology Co. Ltd. (China) (Class A Stock)	2,900	11,465
Marvell Technology, Inc.	235,889	14,101,444
MaxLinear, Inc.*	7,861	248,093
Microchip Technology, Inc.(a)	14,644	1,311,956
Micron Technology, Inc.	86,971	5,488,740
MKS Instruments, Inc.	1,430	154,583
Monolithic Power Systems, Inc.	833	450,012
Novatek Microelectronics Corp. (Taiwan)	107,000	1,469,128
NVE Corp.	2,200	214,368
NVIDIA Corp.	434,527	183,813,612
NXP Semiconductors NV (China)	71,419	14,618,041
ON Semiconductor Corp.*	34,049	3,220,354
PDF Solutions, Inc.*	11,000	496,100
Photronics, Inc.*	160,900	4,149,611
Qorvo, Inc.*	12,234	1,248,235
QUALCOMM, Inc.	174,959	20,827,119
Realtek Semiconductor Corp. (Taiwan)	10,000	124,686
Renesas Electronics Corp. (Japan)*	488,800	9,224,787
SCREEN Holdings Co. Ltd. (Japan)	66,600	7,585,678
Shinko Electric Industries Co. Ltd. (Japan)	38,400	1,578,990
SK Hynix, Inc. (South Korea)	2,813	247,163
Skyworks Solutions, Inc.	71,758	7,942,893
SolarEdge Technologies, Inc.*	1,070	287,884
STMicroelectronics NV (Singapore)	224,477	11,195,432
Synaptics, Inc.*	13,500	1,152,630
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	177,920	3,286,775
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	116,560	11,763,235
Teradyne, Inc.(a)	3,589	399,563
Texas Instruments, Inc.	51,407	9,254,288
Tongwei Co. Ltd. (China) (Class A Stock)	11,800	55,813
Tower Semiconductor Ltd. (Israel)*	16,079	603,284
Ulvac, Inc. (Japan)	2,600	110,889
United Microelectronics Corp. (Taiwan)	882,993	1,387,369
Universal Display Corp.	6,670	961,347
Wolfspeed, Inc.*	2,827	157,153

		564,737,863

Software — 4.5%
8x8, Inc.*	40,000	169,200
ACI Worldwide, Inc.*	8,800	203,896
Adeia, Inc.	169,500	1,866,195

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Adobe, Inc.*	96,739	$47,304,404
Altium Ltd. (Australia)	66,978	1,658,639
ANSYS, Inc.*	2,221	733,530
Appfolio, Inc. (Class A Stock)*	15,100	2,599,314
AppLovin Corp. (Class A Stock)*	3,315	85,295
Asana, Inc. (Class A Stock)*	9,800	215,992
Aspen Technology, Inc.*	560	93,862
Autodesk, Inc.*	4,399	900,079
Bentley Systems, Inc. (Class B Stock)	95	5,152
BILL Holdings, Inc.*	2,312	270,157
Black Knight, Inc.*	3,276	195,675
Blackbaud, Inc.*	5,800	412,844
Box, Inc. (Class A Stock)*(a)	24,200	710,996
Cadence Design Systems, Inc.*	69,961	16,407,254
CCC Intelligent Solutions Holdings, Inc.*	3,436	38,518
Cerence, Inc.*	19,600	572,908
Clear Secure, Inc. (Class A Stock)(a)	21,206	491,343
CommVault Systems, Inc.*	15,600	1,132,872
Computer Engineering & Consulting Ltd. (Japan)	48,500	607,618
Constellation Software, Inc. (Canada)	200	414,382
Crowdstrike Holdings, Inc. (Class A Stock)*	28,777	4,226,478
CyberArk Software Ltd.*	2,916	455,858
Cybozu, Inc. (Japan)	70,200	1,146,961
Dassault Systemes SE (France)	107,948	4,783,281
Descartes Systems Group, Inc. (The) (Canada)*	2,801	224,388
Digital Turbine, Inc.*	30,100	279,328
Dolby Laboratories, Inc. (Class A Stock)	1,384	115,813
DoubleVerify Holdings, Inc.*	3,189	124,116
Dropbox, Inc. (Class A Stock)*	452	12,055
Dynatrace, Inc.*	215,300	11,081,491
eGain Corp.*	64,300	481,607
EngageSmart, Inc.*	14,202	271,116
Fair Isaac Corp.*	460	372,237
Fortinet, Inc.*	12,719	961,429
Fortnox AB (Sweden)	56,328	332,610
Gen Digital, Inc.	66,826	1,239,622
Guidewire Software, Inc.*	1,916	145,769
HashiCorp, Inc. (Class A Stock)*	235	6,152
HubSpot, Inc.*	21,837	11,619,249
Informatica, Inc. (Class A Stock)*	749	13,856
Intapp, Inc.*	8,341	349,571
Intuit, Inc.	7,587	3,476,288
KPIT Technologies Ltd. (India)	39,193	522,507
Lumine Group, Inc. (Canada)*	3,369	46,209
Matterport, Inc.*	67,200	211,680
Microsoft Corp.	1,079,006	367,444,703
nCino, Inc.*(a)	1,286	38,734
NCR Corp.*	448,201	11,294,665
Nutanix, Inc. (Class A Stock)*	3,492	97,951
Oracle Corp.	82,186	9,787,531
Oracle Corp. (Japan)	7,800	580,115
Palo Alto Networks, Inc.*	90,091	23,019,151
PTC, Inc.*	2,982	424,339
Qualys, Inc.*(a)	900	116,253

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Rapid7, Inc.*	17,100	$774,288
Roper Technologies, Inc.	6,224	2,992,499
Sage Group PLC (The) (United Kingdom)	42,506	499,314
Salesforce, Inc.*	197,872	41,802,439
SAP SE (Germany)	1,860	254,090
SentinelOne, Inc. (Class A Stock)*	2,903	43,835
ServiceNow, Inc.*	42,845	24,077,605
SolarWinds Corp.*	85,600	878,256
Sprout Social, Inc. (Class A Stock)*(a)	16,860	778,258
SPS Commerce, Inc.*	17,500	3,361,050
Synopsys, Inc.*	3,091	1,345,852
Tata Elxsi Ltd. (India)	9,357	868,876
Technology One Ltd. (Australia)	72,166	756,746
Tenable Holdings, Inc.*	34,500	1,502,475
Teradata Corp.*	156,900	8,380,029
Trend Micro, Inc. (Japan)	11,000	532,471
Tyler Technologies, Inc.*	1,152	479,773
UiPath, Inc. (Class A Stock)*	3,910	64,789
Unity Software, Inc.*	3,663	159,047
Verint Systems, Inc.*	57,500	2,015,950
WiseTech Global Ltd. (Australia)	27,124	1,454,884
Workday, Inc. (Class A Stock)*	50,100	11,317,089
Xero Ltd. (New Zealand)*	52,626	4,216,392
Zoom Video Communications, Inc. (Class A Stock)*	49,977	3,392,439

		644,341,684

Specialized REITs — 0.5%
American Tower Corp.	78,242	15,174,253
Big Yellow Group PLC (United Kingdom)	20,925	285,539
Crown Castle, Inc.	17,148	1,953,843
CubeSmart	12,870	574,774
Digital Realty Trust, Inc.(a)	43,557	4,959,836
EPR Properties	1,701	79,607
Equinix, Inc.	6,106	4,786,738
Extra Space Storage, Inc.(a)	5,220	776,997
Gaming & Leisure Properties, Inc.	155,858	7,552,879
Iron Mountain, Inc.(a)	167,325	9,507,407
Lamar Advertising Co. (Class A Stock)	309	30,668
Life Storage, Inc.	8,464	1,125,373
National Storage Affiliates Trust	11,427	398,002
National Storage REIT (Australia)	223,662	351,090
Public Storage	54,319	15,854,630
Rayonier, Inc.	3,348	105,127
Safehold, Inc.(a)	24,656	585,087
Safestore Holdings PLC (United Kingdom)	143,974	1,558,389
SBA Communications Corp.	4,392	1,017,890
VICI Properties, Inc.	56,315	1,769,980
Weyerhaeuser Co.	204,129	6,840,363

		75,288,472

Specialty Retail — 1.2%
Aaron’s Co., Inc. (The)	30,100	425,614
Advance Auto Parts, Inc.	2,309	162,323
American Eagle Outfitters, Inc.	15,700	185,260
AutoNation, Inc.*	8,556	1,408,403

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
AutoZone, Inc.*	434	$1,082,118
Bath & Body Works, Inc.	127,674	4,787,775
Best Buy Co., Inc.	7,606	623,312
Build-A-Bear Workshop, Inc.	7,500	160,650
Burlington Stores, Inc.*	2,637	415,037
CarMax, Inc.*	6,294	526,808
Chico’s FAS, Inc.*	218,100	1,166,835
Dick’s Sporting Goods, Inc.(a)	1,209	159,818
Duluth Holdings, Inc. (Class B Stock)*(a)	41,300	259,364
Fnac Darty SA (France)	15,130	566,472
Foot Locker, Inc.(a)	8,155	221,082
GameStop Corp. (Class A Stock)*(a)	6,169	149,598
Gap, Inc. (The)	4,487	40,069
Genesco, Inc.*	4,400	110,176
Group 1 Automotive, Inc.	1,700	438,770
Home Depot, Inc. (The)	94,639	29,398,659
Hornbach Holding AG & Co. KGaA (Germany)	4,478	353,251
Industria de Diseno Textil SA (Spain)	445,681	17,286,987
JB Hi-Fi Ltd. (Australia)	193,053	5,650,027
JD Sports Fashion PLC (United Kingdom)	3,567,926	6,627,770
JUMBO SA (Greece)	20,686	568,960
Kingfisher PLC (United Kingdom)	1,504,887	4,435,262
Lithia Motors, Inc.(a)	626	190,373
Lowe’s Cos., Inc.(a)	123,100	27,783,670
ODP Corp. (The)*	10,200	477,564
O’Reilly Automotive, Inc.*	12,224	11,677,587
Penske Automotive Group, Inc.(a)	597	99,478
Petco Health & Wellness Co., Inc.*	1,977	17,595
Premier Investments Ltd. (Australia)	60,465	820,359
RH*	262	86,353
Ross Stores, Inc.	7,641	856,785
Sanrio Co. Ltd. (Japan)	3,500	150,191
Shimamura Co. Ltd. (Japan)	29,400	2,779,868
Signet Jewelers Ltd.(a)	13,700	894,062
Sleep Number Corp.*	7,200	196,416
TJX Cos., Inc. (The)	191,442	16,232,367
Tractor Supply Co.(a)	2,140	473,154
Trent Ltd. (India)	1,200	25,850
Ulta Beauty, Inc.*	43,089	20,277,468
Urban Outfitters, Inc.*	91,200	3,021,456
Valvoline, Inc.	2,395	89,836
Victoria’s Secret & Co.*	567	9,883
Wayfair, Inc. (Class A Stock)*(a)	918	59,679
WH Smith PLC (United Kingdom)	9,386	185,064
Williams-Sonoma, Inc.(a)	1,169	146,289

		163,761,747

Technology Hardware, Storage & Peripherals — 3.2%
Acer, Inc. (Taiwan)	686,000	692,187
Advantech Co. Ltd. (Taiwan)	69,188	910,909
Apple, Inc.	2,044,290	396,530,931
Asustek Computer, Inc. (Taiwan)	64,000	647,938
Canon, Inc. (Japan)(a)	423,500	11,132,394
Catcher Technology Co. Ltd. (Taiwan)	96,000	541,645
Compal Electronics, Inc. (Taiwan)	865,000	813,564
Corsair Gaming, Inc.*	22,200	393,828

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Dell Technologies, Inc. (Class C Stock)	42,197	$2,283,280
Elecom Co. Ltd. (Japan)	21,000	212,935
FUJIFILM Holdings Corp. (Japan)	112,300	6,691,189
Hewlett Packard Enterprise Co.(a)	710,121	11,930,033
HP, Inc.	32,115	986,252
Inventec Corp. (Taiwan)	13,000	18,073
Lite-On Technology Corp. (Taiwan)	207,000	689,298
MCJ Co. Ltd. (Japan)	193,900	1,351,439
Micro-Star International Co. Ltd. (Taiwan)	149,000	847,247
NetApp, Inc.	6,944	530,522
Pegatron Corp. (Taiwan)	249,000	599,493
Pure Storage, Inc. (Class A Stock)*	925	34,058
Quadient SA (France)	45,264	932,186
Quanta Computer, Inc. (Taiwan)	208,000	1,015,844
Ricoh Co. Ltd. (Japan)	102,800	876,049
Samsung Electronics Co. Ltd. (South Korea)	32,751	1,803,378
Seagate Technology Holdings PLC	3,804	235,353
Seiko Epson Corp. (Japan)	52,900	825,884
Super Micro Computer, Inc.*(a)	1,500	373,875
Western Digital Corp.*	13,481	511,334
Wistron Corp. (Taiwan)	252,000	735,277
Wiwynn Corp. (Taiwan)	9,000	411,322
Xerox Holdings Corp.(a)	151,700	2,258,813
Xiaomi Corp. (China) (Class B Stock), 144A*	40,800	56,097

		447,872,627

Textiles, Apparel & Luxury Goods — 1.2%
Brunello Cucinelli SpA (Italy)	47,981	4,224,492
Burberry Group PLC (United Kingdom)	37,299	1,006,457
Capri Holdings Ltd.*	2,807	100,743
Carter’s, Inc.(a)	859	62,363
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	70,649	12,001,005
Columbia Sportswear Co.	827	63,878
Deckers Outdoor Corp.*	1,600	844,256
F&F Co. Ltd. (South Korea)	165	15,040
Goldwin, Inc. (Japan)	30,500	2,596,842
Hermes International (France)	12,209	26,538,940
HUGO BOSS AG (Germany)	105,088	8,213,821
Kontoor Brands, Inc.(a)	7,168	301,773
Lululemon Athletica, Inc.*	72,167	27,315,210
LVMH Moet Hennessy Louis Vuitton SE (France)	60,207	56,769,921
Moncler SpA (Italy)	54,452	3,767,412
NIKE, Inc. (Class B Stock)	103,303	11,401,552
On Holding AG (Switzerland) (Class A Stock)*(a)	147,297	4,860,801
Pou Chen Corp. (Taiwan)	12,000	12,163
PVH Corp.	1,471	124,991
Ralph Lauren Corp.(a)	8,083	996,634
Skechers USA, Inc. (Class A Stock)*	113,756	5,990,391
Swatch Group AG (The) (Switzerland)	3,865	212,556
Tapestry, Inc.	9,208	394,102
Under Armour, Inc. (Class A Stock)*	4,338	31,320
Under Armour, Inc. (Class C Stock)*	4,373	29,343

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.	14,451	$275,870

		168,151,876

Tobacco — 0.4%
Altria Group, Inc.	122,227	5,536,883
British American Tobacco PLC (United Kingdom)	224,882	7,471,805
Imperial Brands PLC (United Kingdom)	435,002	9,628,536
ITC Ltd. (India)	172,974	953,782
Japan Tobacco, Inc. (Japan)(a)	336,700	7,375,747
KT&G Corp. (South Korea)	2,758	173,248
Philip Morris International, Inc.	143,009	13,960,538
Scandinavian Tobacco Group A/S (Denmark), 144A	263,194	4,383,963
Turning Point Brands, Inc.	24,600	590,646
Universal Corp.	2,100	104,874
Vector Group Ltd.(a)	45,700	585,417

		50,765,439

Trading Companies & Distributors — 0.5%
AddTech AB (Sweden) (Class B Stock)	15,380	335,414
Air Lease Corp.	2,428	101,612
Applied Industrial Technologies, Inc.	900	130,347
Ashtead Group PLC (United Kingdom)	186,045	12,898,668
Boise Cascade Co.	25,800	2,331,030
Core & Main, Inc. (Class A Stock)*(a)	73,060	2,289,700
Fastenal Co.	14,358	846,978
Ferguson PLC(a)	4,350	684,299
GMS, Inc.*	21,300	1,473,960
Herc Holdings, Inc.	3,692	505,250
Howden Joinery Group PLC (United Kingdom)	35,208	287,662
IMCD NV (Netherlands)	3,096	445,548
ITOCHU Corp. (Japan)	14,000	556,102
Marubeni Corp. (Japan)	51,700	881,175
Mitsubishi Corp. (Japan)	126,500	6,115,884
Mitsui & Co. Ltd. (Japan)	320,600	12,134,014
MRC Global, Inc.*	24,100	242,687
MSC Industrial Direct Co., Inc. (Class A Stock)	1,078	102,712
Posco International Corp. (South Korea)	348	10,592
Rexel SA (France)	172,570	4,264,883
Shanxi Coal International Energy Group Co. Ltd. (China) (Class A Stock)	32,800	65,410
SiteOne Landscape Supply, Inc.*	619	103,596
Sojitz Corp. (Japan)	62,600	1,385,357
Sumitomo Corp. (Japan)	31,900	676,758
United Rentals, Inc.	2,511	1,118,324
Univar Solutions, Inc.*	3,692	132,321
Veritiv Corp.(a)	28,800	3,617,568
W.W. Grainger, Inc.(a)	13,304	10,491,401
Watsco, Inc.(a)	536	204,468
WESCO International, Inc.	938	167,958
Yuasa Trading Co. Ltd. (Japan)	10,700	326,768

		64,928,446

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	11,375	$1,841,006

Water Utilities — 0.0%
American Water Works Co., Inc.	21,979	3,137,502
Essential Utilities, Inc.	5,316	212,162

		3,349,664

Wireless Telecommunication Services — 0.1%
Etihad Etisalat Co. (Saudi Arabia)	2,420	31,045
Freenet AG (Germany)	6,496	163,132
KDDI Corp. (Japan)	19,600	605,309
Mobile Telecommunications Co. KSCP (Kuwait)	37,468	63,371
Mobile Telecommunications Co. Saudi Arabia (Saudi Arabia)	3,000	11,401
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	551,000	340,726
Telephone & Data Systems, Inc.	291,300	2,397,399
TIM SA (Brazil)	5,200	15,899
T-Mobile US, Inc.*	106,712	14,822,297

		18,450,579

TOTAL COMMON STOCKS (cost $7,368,774,123)		8,130,097,990

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,305	490,576
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	93,032	11,557,242
Hyundai Motor Co. (South Korea) (2nd PRFC)	544	45,436
Hyundai Motor Co. (South Korea) (PRFC)	343	28,388
Volkswagen AG (Germany) (PRFC)	17,921	2,409,885

		14,531,527

Banks — 0.0%
Bancolombia SA (Colombia) (PRFC)	131,111	879,671

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	60,000	1,377,600

Chemicals — 0.0%
LG Chem Ltd. (South Korea) (PRFC)	121	32,506
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	931	67,813

		100,319

Electric Utilities — 0.0%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	104,814	281,068

Health Care Equipment & Supplies — 0.0%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	9,869	469,110

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	6,765	541,040

		Shares	Value

PREFERRED STOCKS (continued)
Metals & Mining — 0.1%
Gerdau SA (Brazil) (PRFC)		968,540	$5,069,047

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)		82,700	510,204
Surgutneftegas PJSC (Russia) (PRFC)^		144,000	—

			510,204

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)		12,429	564,019

TOTAL PREFERRED STOCKS (cost $22,450,711)			24,323,605

		Units

RIGHTS* — 0.0%
Health Care Equipment & Supplies
ABIOMED, Inc., expiring 12/31/23^		700	—

(cost $0)

		Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.7%
iShares Core S&P 500 ETF(a)		312,570	139,315,575
iShares Core U.S. Aggregate Bond ETF		1,237,818	121,244,273
iShares MSCI EAFE ETF(a)		96,300	6,981,750
iShares MSCI EAFE Small-Cap ETF		71,432	4,213,059
iShares Russell 1000 Value ETF		35,500	5,602,965
SPDR S&P 500 ETF Trust		248,767	110,273,436

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $371,533,563)			387,631,058

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.0%
Automobiles — 0.1%
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	1,700	1,690,543
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	2,000	1,833,545
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,700	1,681,083
JPMorgan Chase Bank, NA,
Series 2021-02, Class E, 144A
2.280%	12/26/28	166	161,593
Series 2021-03, Class D, 144A
1.009%	02/26/29	109	103,146
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	255	250,318

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2022-C, Class E, 144A
11.366%	12/15/32		225	$226,705
Santander Bank, NA,
Series 2021-01A, Class C, 144A
3.268%	12/15/31		215	207,452
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		600	534,116

				6,688,501

Collateralized Loan Obligations — 3.9%
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.355%(c)	10/25/33		11,250	11,134,440
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class AR2A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.492%(c)	10/27/34		10,500	10,324,734
Apidos CLO Ltd. (Jersey),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.057%(c)	04/26/35		15,500	15,517,837
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
4.427%(c)	04/15/30	EUR	2,000	2,098,708
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	10/17/32		8,000	7,871,183
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.311%(c)	01/24/33	EUR	14,000	14,985,806
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.370%(c)	01/20/32		1,730	1,711,165
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.270%(c)	10/15/33		5,000	4,945,571
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.350%(c)	01/20/34		17,200	16,958,103
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.400%(c)	05/17/31		2,500	2,468,380
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.440%(c)	07/15/34		4,000	3,903,416
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
6.210%(c)	10/15/30		24,633	24,429,674

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.499%(c)	08/20/32		6,050	$5,979,638
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.250%(c)	10/20/30		9,727	9,661,184
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	07/20/34		6,000	5,909,121
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	01/20/35		10,125	9,903,931
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	07/20/34		8,250	8,069,265
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
4.227%(c)	01/15/34	EUR	15,250	16,300,351
CIFC Funding Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.400%(c)	07/15/34		9,000	8,858,287
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
4.156%(c)	09/15/31	EUR	5,449	5,808,987
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)
4.547%(c)	09/22/34	EUR	2,500	2,645,102
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.465%(c)	01/25/35		17,500	17,177,825
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
6.700%(c)	10/20/33		10,000	9,942,063
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.400%(c)	04/20/34		6,000	5,908,395
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
6.650%(c)	01/17/34		1,500	1,487,663
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.177%(c)	10/15/34	EUR	8,500	9,002,077
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.423%(c)	01/22/31		14,898	14,739,290

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.400%(c)	04/15/34		10,000	$9,741,985
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.488%(c)	10/20/31		7,000	6,937,000
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.621%(c)	04/15/33		19,000	18,628,377
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.458%(c)	11/17/32	EUR	13,500	14,473,310
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.478%(c)	10/26/34		1,500	1,464,308
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
3.827%(c)	07/15/31	EUR	9,000	9,565,952
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.440%(c)	01/15/31		13,058	12,916,414
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
6.580%(c)	01/15/32		28,850	28,567,521
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.420%(c)	10/20/34		4,500	4,396,500
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.340%(c)	10/15/32		15,500	15,307,333
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.402%(c)	01/18/34		2,750	2,721,738
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
7.021%(c)	11/15/31		35,000	34,956,992
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
6.480%(c)	10/20/34		13,250	12,854,819
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.198%(c)	10/12/30		5,298	5,234,407
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.095%(c)	04/20/35		10,250	10,248,606

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
6.530%(c)	01/20/32		11,750	$11,621,243
Silver Creek CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.490%(c)	07/20/30		7,513	7,475,854
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
6.570%(c)	10/20/32		29,250	29,005,119
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.091%(c)	04/25/30	EUR	4,979	5,346,416
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.410%(c)	04/20/34		2,100	2,066,517
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.435%(c)	07/25/34		5,150	5,091,371
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.500%(c)	01/17/30		8,493	8,410,349
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.460%(c)	10/20/34		12,000	11,752,572
Voya Euro CLO DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)
4.147%(c)	10/15/34	EUR	10,000	10,563,056
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.370%(c)	07/20/32		13,600	13,314,346
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34		3,750	3,672,713
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
6.550%(c)	04/15/30		4,975	4,925,082

				549,002,096

Consumer Loans — 0.0%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	300	215,932
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		99	97,939

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A
5.500%	06/14/38		3,000	$2,944,926

				3,258,797

Credit Cards — 0.0%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
6.119%(c)	11/15/28	GBP	700	889,843

Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.500%(c)	08/25/33		394	404,191
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.850%(c)	05/25/33		899	878,328
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
5.950%(c)	08/25/35		719	684,070
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.170%(c)	10/25/33		134	132,133
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		294	292,732

				2,391,454

Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
5.684%(cc)	03/25/44		506	495,154
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.422%(c)	11/25/60	EUR	457	476,679
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.467%	11/25/35		305	297,608
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.413%(c)	09/27/75	EUR	667	703,227

				1,972,668

TOTAL ASSET-BACKED SECURITIES (cost $579,239,010)				564,203,359

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	5,774,931

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		4,899	$4,727,092
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		6,495	6,237,810
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.766%(cc)	11/25/25		99,389	1,158,826
Series K055, Class X1, IO
1.475%(cc)	03/25/26		29,729	931,825
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)
7.376%(c)	08/01/23		2,500	2,438,980
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31		5,200	2,080,000
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
7.833%(c)	06/15/38		2,200	1,848,245
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
8.583%(c)	06/15/38		1,190	975,878
Series 2021-NYAH, Class XCP, IO, 144A
0.515%(cc)	06/15/38		188,390	429,303
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.967%(c)	03/15/39		750	713,223
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.417%(c)	03/15/39		1,950	1,838,847
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		8,050	7,374,820
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)
7.011%(c)	03/15/36		300	270,931
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
7.141%(c)	10/15/36		3,629	3,401,236
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
6.219%(c)	08/17/31	GBP	846	1,018,005
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.469%(c)	08/17/31	GBP	1,175	1,382,516
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.819%(c)	08/17/31	GBP	985	1,134,514
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		2,000	1,893,096

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-FCMT, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
7.043%(c)	05/15/31	300	$278,995
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
7.593%(c)	05/15/31	200	180,381
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
8.693%(c)	05/15/31	300	265,197

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $53,859,166)			46,354,651

CORPORATE BONDS — 3.0%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	655	483,793
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	1,350	1,270,336
7.125%	06/15/26	1,100	1,089,627
7.500%	03/15/25	2,097	2,094,379
7.500%	02/01/29(a)	1,150	1,132,750
7.875%	04/15/27(a)	6,025	5,994,875

			12,065,760

Agriculture — 0.0%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	3,550	3,089,963

Airlines — 0.0%
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	490	486,342
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,171	1,092,507
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	2,220	2,109,268
4.625%	04/15/29	495	451,069

			4,139,186

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	480	382,210

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	3,700	2,840,611
5.291%	12/08/46	2,140	1,757,353
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	675	577,858

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38		165	$147,229
6.250%	10/02/43		390	381,972
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30		1,995	1,727,648
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		540	431,664

				7,864,335

Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		1,040	985,920
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		2,300	2,181,692
Dana, Inc.,
Sr. Unsec’d. Notes
4.500%	02/15/32		2,475	2,053,340

				5,220,952

Banks — 0.6%
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	19,000	2,750,763
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.800%	02/23/28		1,200	1,101,069
5.147%	08/18/25		1,200	1,178,312
5.294%	08/18/27		400	391,629
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		200	198,000
Gov’t. Gtd. Notes, EMTN
3.000%	05/30/29	EUR	300	302,684
4.000%	09/08/27	EUR	1,800	1,938,822
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		770	626,726
2.592%(ff)	04/29/31		335	281,526
2.687%(ff)	04/22/32		1,700	1,408,439
Sub. Notes
6.110%	01/29/37		650	685,245
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	25,000	581,348
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31		1,070	854,318
5.501%(ff)	08/09/28		1,125	1,095,469
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		3,210	2,673,254
2.591%(ff)	01/20/28		685	612,379

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.871%(ff)	04/19/32		800	$653,952
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		1,600	1,579,240
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		2,600	2,236,977
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32		230	185,371
2.561%(ff)	05/01/32		4,890	3,992,651
2.572%(ff)	06/03/31		2,705	2,255,726
Sub. Notes
4.125%	07/25/28		485	456,984
6.174%(ff)	05/25/34		330	332,297
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		2,110	1,939,830
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.447%(ff)	04/01/25		5,045	4,794,206
2.552%(ff)	01/07/28		1,170	1,012,522
Sub. Notes
3.742%(ff)	01/07/33		4,890	3,568,821
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	268,233
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		695	639,067
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33	AUD	1,500	984,946
Sr. Unsec’d. Notes, EMTN
4.050%	09/24/25	CNH	3,100	428,554
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	800	514,737
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	2,500	2,446,361
1.625%	04/07/27	EUR	290	288,059
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		1,950	1,512,509
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		1,075	884,189
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		4,660	4,098,233
2.600%	02/07/30		770	658,072
2.615%(ff)	04/22/32		2,550	2,090,393
3.500%	04/01/25		295	283,177
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		1,225	1,023,208
2.804%(ff)	05/24/32		1,155	929,693
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27		1,175	1,045,123

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54		525	$522,701
Sub. Notes, 144A
4.198%(ff)	06/01/32		1,205	891,917
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		2,090	1,950,715
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		495	394,505
2.580%(ff)	04/22/32		120	99,640
3.509%(ff)	01/23/29		185	171,321
Lloyds Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	124,764
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	1,200	1,212,450
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	1,100	1,045,939
1.593%(ff)	05/04/27		1,455	1,302,542
4.656%(ff)	03/02/29	EUR	700	766,858
5.250%(ff)	04/21/34		155	152,979
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		1,000	607,500
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		2,475	2,106,860
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	177,505
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.150%	02/04/26	CNH	1,000	135,217
Gtd. Notes, MTN
4.900%	02/01/28	AUD	100	64,702
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28		2,465	2,171,859
2.889%(ff)	06/09/32		345	269,540
3.337%(ff)	01/21/33		590	470,203
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		1,415	1,388,743
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		210	210,185
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		2,600	1,916,702
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.494%(ff)	08/10/27		1,900	1,627,723
2.193%(ff)	06/05/26		1,275	1,166,625
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27		1,220	1,074,303

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,280	$1,932,180

				81,739,292

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46(h)		1,095	1,045,520
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39(h)		725	751,129

				1,796,649

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.250%	03/02/30		955	957,570

Building Materials — 0.0%
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		925	901,891
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,500	1,299,918
4.750%	01/15/28		1,725	1,607,028

				3,808,837

Chemicals — 0.0%
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		710	699,356

Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,575	1,166,911
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		940	795,682
4.625%	06/01/28		585	489,938
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29(a)		1,950	1,688,767
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	700	719,430
4.250%	09/25/30	GBP	1,000	1,144,956
Sr. Unsec’d. Notes, EMTN
6.850%	07/02/37		100	107,990
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		850	678,990
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		375	427,922

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		1,800	$1,956,485
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	4,930	4,467,212
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	275,577
4.875%	01/15/28(a)		2,900	2,759,107
5.250%	01/15/30(a)		3,679	3,512,268

				20,191,235

Computers — 0.0%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25		1,850	1,848,034

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28(a)		2,700	2,345,473

Diversified Financial Services — 0.1%
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24(h)		1,005	969,195
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		575	549,435
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%
7.416%(c)	05/31/25^		2,800	2,576,000
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		1,900	1,477,729
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		100	81,154
5.500%	08/15/28		970	850,299
6.000%	01/15/27(a)		915	851,336
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		475	374,106
2.999%	01/22/32		905	731,142
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		2,075	1,696,795
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,400	1,259,862
Sherwood Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.000%	11/15/26	GBP	1,725	1,819,179

				13,236,232

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric — 0.3%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	2,900	$2,592,500
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		255	212,712
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		2,000	1,622,614
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		470	398,832
5.000%	02/01/31		3,310	2,738,007
5.125%	03/15/28(a)		2,500	2,240,099
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		400	344,573
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,945	1,594,736
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		7,600	7,059,564
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
7.875%	12/15/26		2,000	2,092,540
Korea Electric Power Corp. (South Korea),
Sr. Unsec’d. Notes
5.125%	04/23/34		1,000	1,005,300
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,750	1,659,368
6.625%	01/15/27		1,144	1,136,252
Gtd. Notes, 144A
3.875%	02/15/32(a)		825	637,766
5.250%	06/15/29		1,675	1,495,856
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		675	635,947
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		160	143,368
2.450%	12/02/27		700	589,262
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	1,700	1,702,482
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	500	272,776
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,000	820,921
2.875%	10/25/25	EUR	400	418,990
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		1,515	1,378,814
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,550	1,353,464
8.000%(ff)	10/15/26(oo)		4,800	4,492,124

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)		1,100	$962,816
5.000%	07/31/27		2,500	2,344,443
5.625%	02/15/27		4,100	3,930,371

				45,876,497

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		965	976,332
7.250%	06/15/28(a)		925	943,738

				1,920,070

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,300	1,389,593

Engineering & Construction — 0.1%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	4,600	3,891,756
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,500	2,196,548
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		650	557,211

				6,645,515

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		650	653,164
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		850	742,058
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26		1,675	1,590,664
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,150	848,249
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42		600	503,356
5.141%	03/15/52		990	807,296

				5,144,787

Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28		3,700	3,595,007
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	02/16/26	GBP	1,500	1,591,288
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,800	4,031,262

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
4.500%	02/16/26	GBP	4,450	$4,828,369
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	1,784,186
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		525	469,272
4.375%	01/31/32		900	802,525
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	837	823,817
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31		775	664,948
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		600	555,007
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,147	978,855

				20,124,536

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		686	630,969
5.875%	08/20/26		1,275	1,203,226
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	1,150	982,501

				2,816,696

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	1,000	933,858
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,750	1,522,097
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		525	455,709
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	564,125
2.250%	03/07/39	EUR	1,005	868,318
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49	EUR	1,430	999,787

				5,343,894

Healthcare-Services — 0.1%
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29		1,973	1,827,357
5.125%	06/15/39		215	199,494
5.250%	06/15/49		170	153,720
Sr. Sec’d. Notes
4.500%	02/15/27		235	226,959

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	1,500	$1,395,161
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		1,275	1,151,852
4.375%	01/15/30		1,225	1,105,379
4.625%	06/15/28		315	294,340
Sr. Sec’d. Notes, 144A
6.750%	05/15/31		1,650	1,659,358

				8,013,620

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		1,075	917,228
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		125	117,923
7.250%	10/15/29		1,600	1,559,166
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		2,000	1,575,000
6.250%	09/15/27		865	784,988
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,200	969,000
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27(a)		2,850	2,859,034
KB Home,
Gtd. Notes
4.000%	06/15/31		1,050	907,337
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		5,725	4,909,188
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28		2,350	2,285,727
5.875%	06/15/27		1,620	1,593,905

				18,478,496

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		800	692,779

Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31		450	373,216

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31		1,725	1,357,392

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance — 0.1%
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		390	$354,379
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		595	531,508
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
5.625%	08/16/32		2,400	2,317,412
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,200	2,347,807
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		290	262,199
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		1,030	758,250

				6,571,555

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, EMTN
6.875%	03/14/26	GBP	200	259,555
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	1,500	1,439,893

				1,699,448

Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		475	444,125
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		225	228,046
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		750	686,250

				1,358,421

Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		2,750	2,293,132
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		220	210,673
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		768	724,946

				3,228,751

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		400	408,191

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		5,825	$4,633,141
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30(a)		880	752,979
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		1,485	1,227,193
6.384%	10/23/35		830	810,123
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(a)		2,460	1,674,395
5.500%	04/15/27		2,200	1,831,731
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A (original cost $853,125; purchased 08/30/22)(f)
5.375%	08/15/26(d)		4,375	144,689
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		325	215,392
5.300%	05/15/49		559	464,009
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		3,000	1,399,622
7.750%	07/01/26		400	245,313
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,200	1,173,491
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24		395	390,023
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,900	1,890,892
5.250%	05/15/29	GBP	326	349,116

				17,202,109

Mining — 0.0%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		1,140	1,184,740
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		270	254,470
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32		400	376,992
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		200	198,292
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		925	838,173

				2,852,667

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	1,000	$1,100,271
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
4.250%	02/07/28	IDR	20,000,000	1,248,157
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
3.813%(s)	05/28/37	CAD	2,100	879,822

				3,228,250

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		1,085	976,155

Oil & Gas — 0.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		800	773,801
9.000%	11/01/27		161	199,538
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)		1,735	1,656,925
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		735	753,632
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		140	112,653
3.750%	02/15/52		105	73,869
6.800%	09/15/37		515	535,082
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		2,200	2,089,042
Civitas Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	07/01/28		450	455,230
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27		785	778,635
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		2,230	2,097,032
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		2,450	2,400,466
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	1,100	1,200,722
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		425	387,289
6.000%	02/01/31		425	382,098
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,389,327

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)		2,000	$2,030,720
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		1,206	1,217,700
7.500%	05/01/31		2,450	2,674,865
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	500	543,452
6.625%	01/16/34	GBP	2,600	2,807,327
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	200	239,804
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	800	691,096
4.875%	02/21/28	EUR	5,800	5,229,177
Phillips 66 Co.,
Gtd. Notes
3.605%	02/15/25		265	255,609

				30,975,091

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		1,775	1,761,976
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)		1,450	1,265,421
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		750	668,943

				3,696,340

Pharmaceuticals — 0.1%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		1,000	548,859
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		250	101,250
5.000%	02/15/29		75	30,000
5.250%	01/30/30		625	246,875
5.250%	02/15/31		825	330,000
6.250%	02/15/29		2,965	1,215,650
7.000%	01/15/28		415	178,450
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27		10	9,421
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		1,000	887,950
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		600	494,916
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		955	754,092

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	820	$567,805
4.000%	06/22/50	570	377,051

			5,742,319

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	2,500	2,396,725
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	4,770	4,056,665
Sr. Unsec’d. Notes
4.950%	06/15/28	800	777,870
5.000%	05/15/50	445	376,016
5.875%	01/15/24	275	274,804
6.250%	04/15/49	145	141,614
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.600%	04/01/44	350	293,305
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	210	223,048
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	730	606,668
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45	145	133,697
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	60	52,720
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	745	766,402
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	360	296,790
6.350%	01/15/31	630	648,493
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	3,050	2,687,924
7.500%	10/01/25	1,000	1,003,322
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	285	248,962
4.125%	08/15/31	210	180,801
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	395	330,522
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	405	391,288
5.400%	03/04/44	1,095	1,010,985

			16,898,621

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	1,700	$1,387,193
1.625%	04/20/30	EUR	500	381,932
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		3,500	2,902,535
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		1,125	899,432
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		255	200,855

				5,771,947

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		270	210,246
4.050%	07/01/30		575	519,058
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		1,245	913,518
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		85	83,255
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31		555	468,690
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		590	459,561
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
2.500%	03/24/26	GBP	2,750	2,718,125
3.325%	03/24/25(a)	EUR	3,725	3,631,401
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	1,500	1,627,339
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32(a)(h)		1,500	1,172,406
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,410	1,322,200
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		1,925	1,815,896
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29		1,400	1,166,758

				16,108,453

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)		1,025	934,667

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		575	$286,490
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		845	790,956
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25(a)	EUR	2,600	2,694,257
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	2,200	2,283,609
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		1,350	955,616
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		4,435	4,393,718

				12,339,313

Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		3,400	2,569,339

Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		3,000	2,598,600
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		580	445,613
3.500%	09/15/53		1,025	725,660
3.950%	04/30/31	EUR	1,750	1,890,253
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	1,897,466
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,000	1,041,632
6.500%	10/15/26		500	467,500
7.000%	10/15/28(a)		475	437,148
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		1,795	1,521,406
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		200	234,490
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		2,170	1,803,621
2.625%	02/15/29		2,800	2,431,365
3.000%	02/15/41		100	73,019
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	287,279

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.500%	07/15/31	GBP	1,050	$1,008,230

				16,863,282

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26		1,000	920,222

Transportation — 0.0%
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	1,700	1,820,323
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	870,239
1.000%	09/17/34	EUR	100	81,658
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	630	592,874
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	2,000	1,585,718
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		200	201,647

				5,152,459

Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, EMTN
1.625%	02/15/24		1,000	964,430

TOTAL CORPORATE BONDS (cost $501,898,064)				433,089,538

FLOATING RATE AND OTHER LOANS — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%
13.064%(c)	05/25/26		112	86,461
Second Lien Term loan
8.025%	08/24/26		3,743	115,405

				201,866

Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 1 Month EURIBOR + 4.000%
7.418%(c)	02/07/25	EUR	2,814	3,013,493
Term B, SONIA + 4.783%
9.711%(c)	02/07/25	GBP	1,270	1,574,160
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%
10.418%(c)	04/30/27	EUR	5,200	5,227,393

				9,815,046

TOTAL FLOATING RATE AND OTHER LOANS (cost $12,620,009)				10,016,912

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BOND — 0.0%
Puerto Rico
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
—%(p)	11/01/43	1,233	$622,531

(cost $701,442)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.850%(c)	10/25/30	428	432,542
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.467%(c)	09/25/31	150	147,851
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
7.067%(c)	09/12/26^	567	567,053
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.167%(c)	10/25/41	750	739,946
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.617%(c)	10/25/41	150	147,006
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.217%(c)	12/25/41	1,290	1,267,425
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.317%(c)	03/25/42	220	236,225
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.317%(c)	03/25/42	180	187,425
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.950%(c)	04/25/29	620	618,867
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
8.367%(c)	11/25/41	90	89,325
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.067%(c)	11/25/41	90	87,587
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.067%(c)	11/25/50	2,075	2,116,500
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.867%(c)	10/25/50	387	393,938
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.717%(c)	01/25/51	90	87,300
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.117%(c)	01/25/34	770	756,570

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.717%(c)	01/25/34		226	$225,652
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.467%(c)	10/25/41		250	249,063
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.067%(c)	08/25/33		250	235,000
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.217%(c)	12/25/33		300	283,500
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.417%(c)	09/25/41		300	288,008
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	09/25/41		830	788,500
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.417%(c)	12/25/41		600	569,250
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.967%(c)	04/25/42		580	579,095
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		1,702	1,539,397
Home Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.667%(c)	01/25/34		313	311,898
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.867%(c)	01/25/34		640	630,715
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month LIBOR + 0.820% (Cap 11.500%, Floor 0.820%)
5.970%(c)	05/25/36		63	53,406
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,561	1,369,129
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.667%(c)	04/25/34		3,070	3,044,915
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.967%(c)	04/25/34		800	807,886

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $19,257,737)				18,850,974

SOVEREIGN BONDS — 1.3%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	02/23/27	EUR	500	490,114
1.250%	05/06/31	EUR	1,000	883,525

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
1.700%	10/13/41	EUR	1,000	$700,627
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	541,084
4.690%	10/28/34	EUR	339	378,895
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	391,847
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		9,670	9,478,624
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.125%	09/23/29	EUR	3,000	3,235,823
4.625%	09/23/34	EUR	1,100	1,190,909
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	430	463,665
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	2,400	1,789,835
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	650,037
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
9.850%	06/28/27	COP	1,000,000	235,889
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	8,700	9,096,899
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	300	256,572
1.500%	06/17/31	EUR	6,100	5,667,590
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	3,991,604
3.750%	07/26/23	EUR	183	199,174
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	705	790,129
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	6,000	5,251,673
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	13,736	12,287,476
1.875%	01/24/52	EUR	195	135,154
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,322,748
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
1.000%	11/24/41	EUR	100	69,715
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	5,000	4,129,483
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	1,300	1,175,375
0.625%	06/03/26	EUR	675	668,596

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,500	$2,434,576
1.100%	03/12/33	EUR	2,000	1,616,067
1.300%	03/23/34	EUR	2,000	1,602,776
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	5,000	5,394,729
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	510,296
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	1,800	1,494,353
6.875%	10/21/34	GBP	500	708,495
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	5,600	5,434,252
Sr. Unsec’d. Notes, Series 21YR, 144A
1.800%	03/01/41	EUR	1,000	767,386
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	360	234,725
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	760	816,244
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	1,293	1,009,387
2.375%	11/09/28	EUR	2,300	2,260,415
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes
0.375%	10/07/26	EUR	1,239	1,211,389
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	400	351,969
3.500%	01/17/28	EUR	3,000	3,245,185
Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	1,077	875,529
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	1,200	1,149,442
2.125%	10/22/35	EUR	300	274,950
4.125%	04/25/28	EUR	195	215,882
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	1,000	1,114,593
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	4,000	3,589,873
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	3,457,604
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	702,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	2,863,942
2.750%	01/30/26	EUR	2,500	2,633,202

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	300	$304,546
0.700%	02/03/29	EUR	2,000	1,809,079
1.200%	04/28/33	EUR	3,347	2,775,232
1.750%	04/28/41	EUR	545	384,286
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
1.150%	04/11/42	EUR	2,100	1,560,319
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	5,180	3,065,211
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	317,162
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	327,630
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	877,592
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,188	1,129,596
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	174,054
4.000%	10/17/49		1,000	768,644
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	322,264
5.200%	07/31/34	EUR	1,200	1,394,391
5.250%	12/07/34	GBP	777	909,360
5.345%	01/27/48	EUR	1,000	1,166,369
6.000%	08/04/28	GBP	12,470	15,457,923
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		2,000	1,988,984
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes, Series 1
0.942%(s)	02/20/31	EUR	2,760	2,224,621
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	5,000	4,149,179
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	2,411,981
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	100	87,666
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	900	756,123
3.125%	05/15/27	EUR	5,500	5,371,312
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 232
1.875%	03/09/37	EUR	633	545,504
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	210	162,651
Slovenia Government Bond (Slovenia),
Bonds, Series RS77
2.250%	03/03/32	EUR	100	100,943

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Bonds, Series RS91
3.625%	03/11/33	EUR	1,300	$1,464,309
Unsec’d. Notes, Series RS86
0.000%	02/12/31	EUR	100	85,217
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	2,700	2,056,240
1.200%	10/31/40(k)	EUR	10,000	7,429,763
2.350%	07/30/33(k)	EUR	3,375	3,358,018
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	772,944
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/32(d)	EUR	200	46,507
6.750%	06/20/28(d)	EUR	10,000	2,274,061

TOTAL SOVEREIGN BONDS (cost $236,246,921)				179,472,004

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32(k)		785	917,011
6.750%	03/15/31(k)		2,800	3,278,693
Federal Home Loan Mortgage Corp., MTN
2.916%(s)	12/14/29(k)		1,415	1,082,015
Federal National Mortgage Assoc.
6.625%	11/15/30(k)		1,475	1,708,678
7.125%	01/15/30		100	116,855
Tennessee Valley Authority Generic Strips, Bonds
2.768%(s)	09/15/30		1,714	1,219,125
2.897%(s)	03/15/33		461	293,078

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,557,581)				8,615,455

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds
1.750%	08/15/41		23,250	16,344,023
2.000%	11/15/41		1,230	900,591
2.250%	05/15/41(a)(h)(k)		20,500	15,791,406
2.375%	02/15/42(a)(h)		74,385	57,927,319
4.000%	11/15/42(a)(h)(k)		12,420	12,348,197
U.S. Treasury Notes
0.375%	07/31/27		22,000	18,818,594
2.375%	03/31/29		2,535	2,314,970
2.750%	08/15/32		135	123,778
2.875%	08/15/28(k)		5,000	4,710,547
3.250%	06/30/29		730	698,462
3.500%	01/31/30(h)		10,375	10,070,234
3.875%	11/30/27(a)(k)		5,180	5,107,156
3.875%	11/30/29(k)		1,965	1,947,653
3.875%	12/31/29		260	257,806
4.125%	01/31/25(a)		80,000	78,746,875
4.125%	11/15/32(k)		1,500	1,533,047
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26		5,000	4,400,977
1.279%(s)	11/15/41(k)		21,500	10,002,539
1.458%(s)	08/15/40(k)		24,145	11,966,866
1.559%(s)	02/15/26		14,000	12,432,109

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
1.775%(s)	02/15/40(k)	3,600	$1,829,531
1.851%(s)	11/15/40(k)	5,490	2,689,671
U.S. Treasury Strips Principal
1.333%(s)	02/15/49(k)	295	110,222

TOTAL U.S. TREASURY OBLIGATIONS (cost $309,073,943)			271,072,573

TOTAL LONG-TERM INVESTMENTS (cost $11,005,189,690)			11,614,861,442

		Shares
SHORT-TERM INVESTMENTS — 21.0%
AFFILIATED MUTUAL FUNDS — 19.7%
PGIM Core Ultra Short Bond Fund(wd)		2,305,269,402	2,305,269,402
PGIM Institutional Money Market Fund (cost $482,511,921; includes $480,091,665 of cash collateral for securities on loan)(b)(wd)		482,773,274	482,435,332

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,787,781,323)			2,787,704,734

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 1.2%
U.S. Treasury Bills
4.920%	10/26/23(k)	34,000	33,434,790
5.014%	08/22/23	35,600	35,345,305
5.098%	09/14/23(k)	102,950	101,873,919

TOTAL U.S. TREASURY OBLIGATIONS (cost $170,686,799)			170,654,014

OPTIONS PURCHASED*~ — 0.1% (cost $18,701,607)			21,011,648

TOTAL SHORT-TERM INVESTMENTS (cost $2,977,169,729)			2,979,370,396

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.9% (cost $13,982,359,419)			14,594,231,838

OPTIONS WRITTEN*~ — (0.0)% (premiums received $0)			(248)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.9% (cost $13,982,359,419)			14,594,231,590

Liabilities in excess of other assets(z) — (2.9)%			(415,659,213)

NET ASSETS — 100.0%			$14,178,572,377

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,152,413 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $471,799,316; cash collateral of $480,091,665 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $853,125. The aggregate value of $144,689 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

S&P 500 Index (FLEX)	Call	08/11/26	$4,450.00	108	11	$8,684,094
S&P 500 Index (FLEX)	Call	08/12/27	$4,460.00	130	13	12,327,554

Total Options Purchased (cost $ 18,701,607)						$21,011,648

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	30,660	$(248)

(premiums received $0)

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,210	2 Year U.S. Treasury Notes	Sep. 2023	$246,045,938	$(2,791,791)
3,583	5 Year U.S. Treasury Notes	Sep. 2023	383,716,906	(7,566,601)
4,685	10 Year U.S. Treasury Notes	Sep. 2023	525,964,477	(9,365,242)
920	20 Year U.S. Treasury Bonds	Sep. 2023	116,753,750	(209,325)
30	30 Year Euro Buxl	Sep. 2023	4,569,946	73,806
1,830	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	249,280,313	2,007,655
2,746	Mini MSCI EAFE Index	Sep. 2023	295,950,150	1,898,561
94	Mini MSCI Emerging Markets Index	Sep. 2023	4,690,130	(40,544)
264	Russell 2000 E-Mini Index	Sep. 2023	25,128,840	(73,751)
4,011	S&P 500 E-Mini Index	Sep. 2023	900,118,538	26,911,707

				10,844,475

Short Positions:
893	2 Year U.S. Treasury Notes	Sep. 2023	181,585,969	2,162,323
74	5 Year Euro-Bobl	Sep. 2023	9,343,444	72,256
484	5 Year U.S. Treasury Notes	Sep. 2023	51,833,375	1,003,891
392	10 Year Euro-Bund	Sep. 2023	57,207,338	594,567
23	10 Year U.K. Gilt	Sep. 2023	2,783,713	49,761
322	10 Year U.S. Treasury Notes	Sep. 2023	36,149,533	413,305
544	10 Year U.S. Ultra Treasury Notes	Sep. 2023	64,430,000	606,335
272	20 Year U.S. Treasury Bonds	Sep. 2023	34,518,500	113,890
259	British Pound Currency	Sep. 2023	20,556,506	(384,833)
1,202	Euro Currency	Sep. 2023	164,568,825	(2,666,218)
486	Euro Schatz Index	Sep. 2023	55,604,388	471,831

				2,437,108

				$13,281,583

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/23	CITI	AUD	1,080	$700,604	$719,859	$19,255	$—
Expiring 07/19/23	MSI	AUD	1,683	1,133,439	1,121,898	—	(11,541)

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/19/23	TD	AUD	1,063	$696,000	$708,474	$12,474	$—
Brazilian Real,
Expiring 07/05/23	CITI	BRL	6,553	1,304,459	1,367,359	62,900	—
Expiring 08/02/23	CITI	BRL	6,553	1,357,573	1,360,269	2,696	—
British Pound,
Expiring 07/05/23	BARC	GBP	12,924	16,421,806	16,414,135	—	(7,671)
Expiring 07/19/23	MSI	GBP	423	524,750	537,231	12,481	—
Expiring 07/19/23	TD	GBP	2,625	3,291,002	3,334,788	43,786	—
Expiring 08/02/23	SSB	GBP	303	386,469	384,964	—	(1,505)
Canadian Dollar,
Expiring 07/19/23	HSBC	CAD	979	723,777	738,871	15,094	—
Expiring 07/19/23	HSBC	CAD	608	459,788	459,311	—	(477)
Chinese Renminbi,
Expiring 08/23/23	BOA	CNH	17,649	2,448,000	2,438,200	—	(9,800)
Expiring 08/23/23	GSI	CNH	17,348	2,425,000	2,396,598	—	(28,402)
Expiring 08/23/23	HSBC	CNH	18,444	2,601,000	2,548,014	—	(52,986)
Expiring 08/23/23	JPM	CNH	17,644	2,467,000	2,437,570	—	(29,430)
Expiring 08/23/23	MSI	CNH	28,160	3,956,000	3,890,282	—	(65,718)
Colombian Peso,
Expiring 09/20/23	BARC	COP	16,452,551	3,866,131	3,857,224	—	(8,907)
Expiring 09/20/23	CITI	COP	13,099,258	2,889,764	3,071,060	181,296	—
Expiring 09/20/23	DB	COP	12,895,560	2,901,138	3,023,304	122,166	—
Expiring 09/20/23	DB	COP	5,246,539	1,158,000	1,230,026	72,026	—
Euro,
Expiring 07/05/23	BOA	EUR	78,637	86,225,418	85,828,917	—	(396,501)
Expiring 07/19/23	BOA	EUR	1,318	1,425,971	1,439,602	13,631	—
Expiring 07/19/23	BOA	EUR	1,292	1,395,000	1,411,574	16,574	—
Expiring 07/19/23	CITI	EUR	1,529	1,695,227	1,669,977	—	(25,250)
Expiring 07/19/23	JPM	EUR	1,418	1,553,261	1,548,501	—	(4,760)
Hungarian Forint,
Expiring 07/19/23	BOA	HUF	263,637	763,279	768,054	4,775	—
Expiring 07/19/23	BOA	HUF	255,652	740,162	744,792	4,630	—
Expiring 07/19/23	HSBC	HUF	1,203,725	3,376,035	3,506,819	130,784	—
Expiring 07/19/23	HSBC	HUF	224,489	629,615	654,006	24,391	—
Expiring 07/19/23	JPM	HUF	819,413	2,315,498	2,387,200	71,702	—
Expiring 07/19/23	JPM	HUF	802,883	2,293,296	2,339,043	45,747	—
Expiring 07/19/23	JPM	HUF	152,817	431,830	445,202	13,372	—
Expiring 07/19/23	JPM	HUF	149,734	427,689	436,221	8,532	—
Expiring 07/19/23	TD	HUF	1,275,529	3,665,841	3,716,006	50,165	—
Expiring 07/19/23	UAG	HUF	237,880	679,658	693,018	13,360	—
Indian Rupee,
Expiring 09/20/23	JPM	INR	353,317	4,295,000	4,293,304	—	(1,696)
Indonesian Rupiah,
Expiring 09/20/23	MSI	IDR	146,131,643	9,825,627	9,703,081	—	(122,546)
Israeli Shekel,
Expiring 09/20/23	CITI	ILS	4,083	1,122,057	1,104,981	—	(17,076)
Japanese Yen,
Expiring 07/19/23	MSI	JPY	394,527	3,000,789	2,742,397	—	(258,392)
Mexican Peso,
Expiring 09/20/23	BARC	MXN	45,769	2,577,101	2,632,841	55,740	—
Expiring 09/20/23	BARC	MXN	20,056	1,129,255	1,153,680	24,425	—
New Taiwanese Dollar,
Expiring 09/20/23	SCB	TWD	249,283	8,177,536	8,024,568	—	(152,968)
New Zealand Dollar,
Expiring 07/19/23	BOA	NZD	3,151	1,961,736	1,933,399	—	(28,337)

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/19/23	MSI	NZD	2,327	$1,449,081	$1,427,989	$—	$(21,092)
Expiring 07/19/23	TD	NZD	1,135	689,000	696,730	7,730	—
Expiring 07/19/23	TD	NZD	1,131	691,000	694,089	3,089	—
Norwegian Krone,
Expiring 07/19/23	BNP	NOK	6,839	657,284	637,579	—	(19,705)
Peruvian Nuevo Sol,
Expiring 09/20/23	DB	PEN	7,113	1,932,066	1,948,383	16,317	—
Philippine Peso,
Expiring 09/20/23	JPM	PHP	40,406	719,754	729,469	9,715	—
Polish Zloty,
Expiring 07/19/23	HSBC	PLN	10,712	2,532,038	2,631,983	99,945	—
Expiring 07/19/23	JPM	PLN	6,532	1,565,000	1,604,907	39,907	—
Expiring 07/19/23	TD	PLN	6,627	1,585,000	1,628,198	43,198	—
South African Rand,
Expiring 09/20/23	MSI	ZAR	53,103	2,659,960	2,798,238	138,278	—
Expiring 09/20/23	MSI	ZAR	14,136	708,089	744,899	36,810	—
South Korean Won,
Expiring 09/20/23	CITI	KRW	1,277,306	1,004,503	973,673	—	(30,830)
Expiring 09/20/23	GSI	KRW	3,613,867	2,827,000	2,754,801	—	(72,199)
Swedish Krona,
Expiring 07/19/23	HSBC	SEK	8,547	831,355	793,194	—	(38,161)
Swiss Franc,
Expiring 07/19/23	MSI	CHF	1,749	1,964,441	1,957,904	—	(6,537)
Expiring 07/19/23	MSI	CHF	1,599	1,796,059	1,790,083	—	(5,976)
Thai Baht,
Expiring 09/20/23	JPM	THB	12,639	366,078	359,341	—	(6,737)

				$215,396,289	$215,388,080	1,416,991	(1,425,200)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/23	BARC	AUD	100	$66,489	$66,442	$47	$—
Expiring 07/19/23	MSI	AUD	6,792	4,573,994	4,527,422	46,572	—
Brazilian Real,
Expiring 07/05/23	CITI	BRL	6,553	1,364,711	1,367,359	—	(2,648)
British Pound,
Expiring 07/05/23	GSI	GBP	12,924	15,995,477	16,414,134	—	(418,657)
Expiring 07/19/23	HSBC	GBP	16,507	20,693,518	20,966,239	—	(272,721)
Expiring 07/19/23	MSI	GBP	348	442,615	442,176	439	—
Expiring 08/02/23	BARC	GBP	12,924	16,425,508	16,417,593	7,915	—
Canadian Dollar,
Expiring 07/19/23	HSBC	CAD	4,952	3,662,438	3,738,815	—	(76,377)
Chilean Peso,
Expiring 09/20/23	HSBC	CLP	3,305,761	4,059,387	4,083,145	—	(23,758)
Expiring 09/20/23	HSBC	CLP	2,850,386	3,487,457	3,520,683	—	(33,226)
Chinese Renminbi,
Expiring 08/23/23	BOA	CNH	4,558	628,932	629,696	—	(764)
Expiring 08/23/23	MSI	CNH	117,998	16,905,010	16,301,517	603,493	—
Expiring 08/23/23	MSI	CNH	31,216	4,472,170	4,312,517	159,653	—
Expiring 08/23/23	SSB	CNH	6,212	887,402	858,209	29,193	—
Euro,
Expiring 07/05/23	BNP	EUR	1,116	1,225,836	1,218,596	7,240	—

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/05/23	BNP	EUR	1,080	$1,178,950	$1,178,892	$58	$—
Expiring 07/05/23	BOA	EUR	72,421	77,967,973	79,044,646	—	(1,076,673)
Expiring 07/05/23	HSBC	EUR	1,395	1,504,902	1,523,042	—	(18,140)
Expiring 07/05/23	MSI	EUR	2,263	2,428,583	2,470,043	—	(41,460)
Expiring 07/05/23	UAG	EUR	361	395,009	393,696	1,313	—
Expiring 07/19/23	BNP	EUR	21,893	24,321,857	23,913,188	408,669	—
Expiring 07/19/23	BNYM	EUR	21,816	24,019,199	23,828,260	190,939	—
Expiring 07/19/23	JPM	EUR	2,265	2,435,466	2,473,545	—	(38,079)
Expiring 07/19/23	MSI	EUR	21,498	23,580,826	23,481,774	99,052	—
Expiring 07/19/23	MSI	EUR	902	964,218	985,168	—	(20,950)
Expiring 07/19/23	MSI	EUR	710	774,596	774,993	—	(397)
Expiring 08/02/23	BOA	EUR	78,637	86,346,676	85,955,421	391,255	—
Expiring 08/02/23	HSBC	EUR	1,899	2,085,576	2,075,898	9,678	—
Hungarian Forint,
Expiring 07/19/23	MSI	HUF	572,435	1,652,000	1,667,676	—	(15,676)
Expiring 07/19/23	UAG	HUF	279,591	791,621	814,533	—	(22,912)
Expiring 07/19/23	UAG	HUF	251,728	717,379	733,361	—	(15,982)
Indian Rupee,
Expiring 09/20/23	BOA	INR	553,033	6,674,906	6,720,125	—	(45,219)
Expiring 09/20/23	SCB	INR	365,688	4,417,000	4,443,622	—	(26,622)
Indonesian Rupiah,
Expiring 09/20/23	BOA	IDR	30,150,938	2,018,000	2,002,010	15,990	—
Expiring 09/20/23	HSBC	IDR	55,588,202	3,699,000	3,691,034	7,966	—
Expiring 09/20/23	MSI	IDR	18,513,702	1,239,618	1,229,302	10,316	—
Israeli Shekel,
Expiring 09/20/23	CITI	ILS	2,301	637,000	622,672	14,328	—
Japanese Yen,
Expiring 07/19/23	MSI	JPY	66,604	461,764	462,971	—	(1,207)
New Taiwanese Dollar,
Expiring 09/20/23	HSBC	TWD	121,517	3,946,000	3,911,705	34,295	—
New Zealand Dollar,
Expiring 07/19/23	MSI	NZD	1,984	1,235,461	1,217,478	17,983	—
Polish Zloty,
Expiring 07/19/23	CITI	PLN	14,854	3,509,993	3,649,430	—	(139,437)
Expiring 07/19/23	MSI	PLN	13,172	3,087,103	3,236,287	—	(149,184)
Singapore Dollar,
Expiring 09/20/23	GSI	SGD	22,200	16,534,737	16,465,874	68,863	—
South African Rand,
Expiring 09/20/23	MSI	ZAR	29,192	1,482,000	1,538,237	—	(56,237)
South Korean Won,
Expiring 09/20/23	JPM	KRW	27,811,539	21,459,024	21,200,351	258,673	—
Swiss Franc,
Expiring 07/19/23	BNP	CHF	2,256	2,540,263	2,526,146	14,117	—
Expiring 07/19/23	BNP	CHF	667	754,012	746,690	7,322	—
Expiring 07/19/23	BNP	CHF	646	727,537	723,494	4,043	—
Thai Baht,
Expiring 09/20/23	JPM	THB	181,128	5,270,723	5,149,594	121,129	—
Expiring 09/20/23	JPM	THB	74,154	2,120,000	2,108,257	11,743	—

				$427,869,916	$427,823,958	2,542,284	(2,496,326)

						$3,959,275	$(3,921,526)

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/23	Buy	EUR	1,379	HUF	519,405	$—	$(7,282)	GSI
07/19/23	Buy	EUR	1,390	HUF	525,022	—	(11,195)	HSBC
07/19/23	Buy	EUR	1,427	HUF	536,946	—	(5,956)	BOA
07/19/23	Buy	EUR	1,505	CZK	35,695	6,727	—	MSI
07/19/23	Buy	EUR	2,399	HUF	932,161	—	(95,113)	BOA
07/19/23	Buy	JPY	189,123	EUR	1,299	—	(104,238)	BOA
07/19/23	Buy	PLN	8,048	EUR	1,731	87,051	—	BOA

						$93,778	$(223,784)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	07/14/23	0.500%(M)	14,723	*	$9,598	$(190)	$9,788	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		1,343	$215,370	$261,639	$(46,269)	HSBC
Kingdom of Morocco	12/20/27	1.000%(Q)		850	7,205	20,464	(13,259)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	410	(7,778)	(13,910)	6,132	BARC
Republic of South Africa	12/20/28	1.000%(Q)		3,400	288,711	363,880	(75,169)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		2,200	186,812	230,426	(43,614)	MSI
United Mexican States	12/20/24	1.000%(Q)		335	(3,547)	696	(4,243)	CITI

					$686,773	$863,195	$(176,422)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	6,290	0.529%	$30,131	$2,978	$27,153	GSI
Bombardier, Inc.	12/20/23	5.000%(Q)	770	1.245%	14,735	13,507	1,228	MSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	920	0.096%	8,235	7,742	493	BNP
Halliburton Co.	12/20/26	1.000%(Q)	610	0.569%	8,605	4,063	4,542	GSI
Hellenic Republic	12/20/31	1.000%(Q)	4,000	1.185%	(49,684)	(100,886)	51,202	CITI
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	14,530	0.419%	(16,382)	10,351	(26,733)	BOA
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	4,420	0.419%	(4,983)	3,149	(8,132)	BOA
Petroleos Mexicanos	12/20/24	1.000%(Q)	335	3.828%	(13,045)	(9,317)	(3,728)	CITI
Republic of Estonia	12/20/26	1.000%(Q)	450	0.658%	5,065	2,962	2,103	JPM
Republic of Panama	12/20/26	1.000%(Q)	1,430	0.720%	13,250	2,861	10,389	CITI

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Credit default swap agreements outstanding at June 30, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Poland	06/20/24	1.000%(Q)	1,045	0.257%	$7,742	$790	$6,952	BNP

					$3,669	$(61,800)	$65,469

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)		36,800	4.285%	$34,971	$1,084,059	$1,049,088
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		92,935	0.660%	664,632	1,418,772	754,140
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	35,985	3.999%	(810,993)	1,615,072	2,426,065

						$(111,390)	$4,117,903	$4,229,293

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Currency swap agreements outstanding at June 30, 2023:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
4,820	3 Month LIBOR(Q)/ 5.545%	JPY	510,000	3 Month JPY LIBOR minus 29.5bps(Q)/ (0.321)%	JPM	02/22/25	$1,137,114	$—	$1,137,114

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	2,590	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.700%	$(131,287)	$(138,109)	$(6,822)
AUD	10,885	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 4.700%	—	(1,450,567)	(1,450,567)
CAD	9,015	02/17/26	1.060%(S)	3 Month CDOR(2)(S)/ 5.395%	(64)	(729,959)	(729,895)
CAD	1,340	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 4.750%	(3,607)	(9,495)	(5,888)
CAD	590	12/03/29	2.650%(S)	3 Month CDOR(1)(S)/ 5.395%	27,286	32,708	5,422
CAD	3,000	02/16/31	1.608%(S)	3 Month CDOR(2)(S)/ 5.395%	(58)	(363,101)	(363,043)
CAD	1,500	02/16/41	2.104%(S)	3 Month CDOR(2)(S)/ 5.395%	(46)	(262,822)	(262,776)
CAD	1,155	12/03/42	2.800%(S)	3 Month CDOR(1)(S)/ 5.395%	120,652	122,659	2,007
CAD	5,000	02/16/46	2.153%(S)	3 Month CDOR(2)(S)/ 5.395%	(169)	(968,415)	(968,246)
CAD	775	12/03/52	3.300%(S)	1 Day CORRA(2)(S)/ 4.750%	(8,368)	7,740	16,108
CAD	165	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 4.750%	(203)	2,056	2,259
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)/ 1.707%	(4,715)	(511,788)	(507,073)
CHF	1,000	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 1.707%	—	14,956	14,956
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(86,432)	(86,432)
CLP	1,375,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(19,480)	(19,480)
CLP	605,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(30,143)	(30,143)
CLP	1,220,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(58,441)	(58,441)
CLP	564,000	03/16/33	5.295%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(13,073)	(13,073)
CNH	582,485	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(699)	1,633,909	1,634,608
CNH	15,560	08/01/27	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	9,954	9,954
CNH	30,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	13,320	13,320
CNH	134,045	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	484,771	484,771
CNH	12,190	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	32,863	32,863
CNH	45,870	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	46,025	66,705	20,680
CNH	20,000	05/15/28	2.548%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	22,391	22,391
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)/ 7.150%	—	4,924	4,924
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.983%	(33,413)	(138,492)	(105,079)
EUR	63,710	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(2,729,618)	(2,729,618)
EUR	35,180	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(2,412,348)	(2,412,348)
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 3.400%	(1,541)	(919,446)	(917,905)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 3.400%	14,753	352,590	337,837
EUR	14,525	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(8,836)	(8,836)
EUR	10,400	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	(43,836)	(43,836)
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	279,825	279,825
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(291,197)	(291,197)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	657,682	657,682
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(685,737)	(685,737)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	235,039	235,039

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	$—	$(247,153)	$(247,153)
EUR	3,000	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.900%	2,488	(36,321)	(38,809)
EUR	3,000	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	(1,544)	63,785	65,329
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.400%	(23,092)	(769,485)	(746,393)
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)/ 3.400%	20,621	639,468	618,847
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 3.400%	(47,426)	(159,262)	(111,836)
GBP	25	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 4.929%	633	1,494	861
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.929%	(339,945)	1,453,348	1,793,293
GBP	6,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.929%	59,474	959,094	899,620
GBP	4,030	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.929%	517,838	779,524	261,686
GBP	1,925	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.929%	219,395	471,947	252,552
GBP	5,285	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.929%	(313,947)	1,408,516	1,722,463
GBP	4,871	05/08/31	1.150%(A)	1 Day SONIA(2)(A)/ 4.929%	249,156	(1,379,859)	(1,629,015)
GBP	1,380	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.929%	(75,399)	390,807	466,206
GBP	1,330	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 4.929%	(111,063)	(404,207)	(293,144)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)/ 4.929%	—	(1,360,422)	(1,360,422)
GBP	1,370	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.929%	(545,424)	(559,236)	(13,812)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)/ 4.929%	(64)	(1,339,123)	(1,339,059)
GBP	1,040	05/08/41	1.250%(A)	1 Day SONIA(1)(A)/ 4.929%	(100,352)	464,682	565,034
GBP	555	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 4.929%	30,373	255,450	225,077
GBP	5,975	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.929%	(615,807)	(3,035,681)	(2,419,874)
GBP	1,720	02/17/51	0.768%(A)	1 Day SONIA(2)(A)/ 4.929%	(45)	(1,140,029)	(1,139,984)
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)/ 14.570%	(20,145)	(201,112)	(180,967)
HUF	440,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(72,502)	(72,502)
HUF	190,000	03/08/33	8.250%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(32,041)	(32,041)
HUF	488,100	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(87,852)	(87,852)
ILS	2,880	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)/ 4.825%	—	(132,728)	(132,728)
JPY	1,195,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(12,649)	(5,029)	7,620
JPY	410,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(17,070)	(7,680)	9,390
JPY	640,000	07/08/27	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(63,646)	(44,434)	19,212
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)/ (0.077)%	(857)	(154,784)	(153,927)
JPY	790,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(128,984)	(85,171)	43,813
JPY	800,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.077)%	162,130	126,685	(35,445)
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)/ (0.077)%	(3,917)	(312,573)	(308,656)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(2)(S)/ (0.077)%	(3,724)	(309,140)	(305,416)
JPY	510,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ (0.077)%	(250,893)	(168,438)	82,455
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)/ (0.077)%	(8,584)	(558,608)	(550,024)
JPY	400,000	07/08/37	0.150%(A)	1 Day TONAR(1)(A)/ (0.077)%	238,416	230,205	(8,211)
JPY	20,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.077)%	(17,531)	(11,960)	5,571
JPY	2,200,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)/ (0.077)%	(21,146)	(1,366,292)	(1,345,146)
JPY	800,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)/ (0.077)%	443,919	618,201	174,282
JPY	170,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ (0.077)%	(184,055)	(142,383)	41,672
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)/ (0.077)%	(7,859)	(533,416)	(525,557)
JPY	230,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.077)%	(282,126)	(200,397)	81,729
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)/ (0.077)%	(9,116)	(626,455)	(617,339)
JPY	200,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ (0.077)%	(273,184)	(203,845)	69,339
KRW	6,001,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	4,233	4,233
KRW	765,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	(9,944)	(9,944)
KRW	10,100,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	(1,014,696)	(1,014,696)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	(121,693)	(121,693)
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	(69)	(245,367)	(245,298)
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)/ 4.810%	—	(56,205)	(56,205)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(176,842)	(176,842)
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)/ 6.950%	(15,982)	(117,808)	(101,826)
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)/ 3.814%	—	(219,812)	(219,812)
SGD	2,135	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 4.001%	12,075	(285,712)	(297,787)
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)/ 1.987%	—	(228,084)	(228,084)
TWD	109,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.493%	—	8,641	8,641

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
TWD	40,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/ 1.493%	$—	$3,463	$3,463
	59,260	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 5.090%	—	(195,368)	(195,368)
	82,130	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.090%	—	(78,027)	(78,027)
	21,200	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(18,653)	(18,653)
	27,136	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.090%	—	61,072	61,072
	61,557	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.090%	—	111,973	111,973
	79,411	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/ 5.090%	(133,324)	659,618	792,942
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.090%	—	968,212	968,212

					$(1,647,905)	$(16,672,654)	$(15,024,749)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreement:
MYR9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	$(129,538)	$(95)	$(129,443)	JPM

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(T)/ 4.580%	GSI	09/20/23	(30,246)	$(698,173)	$—	$(698,173)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$925,508	$(124,398)	$1,257,096	$(1,048,763)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$25,161,625
GS	—	4,520,102
JPS	—	8,504,862
MSC	—	98,954,754

Total	$—	$137,141,343

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$1,540,510,792	$—	$—
Common Stocks	6,487,810,442	1,642,287,538	10
Preferred Stocks	8,185,403	16,138,202	—**
Rights	—	—	—**
Unaffiliated Exchange-Traded Funds	387,631,058	—	—
Asset-Backed Securities
Automobiles	—	6,688,501	—
Collateralized Loan Obligations	—	549,002,096	—
Consumer Loans	—	3,258,797	—
Credit Cards	—	889,843	—
Home Equity Loans	—	2,391,454	—
Residential Mortgage-Backed Securities	—	1,972,668	—
Commercial Mortgage-Backed Securities	—	46,354,651	—
Corporate Bonds	—	430,513,538	2,576,000
Floating Rate and Other Loans	—	10,016,912	—
Municipal Bond	—	622,531	—
Residential Mortgage-Backed Securities	—	18,283,921	567,053
Sovereign Bonds	—	179,472,004	—
U.S. Government Agency Obligations	—	8,615,455	—
U.S. Treasury Obligations	—	271,072,573	—
Short-Term Investments
Affiliated Mutual Funds	2,787,704,734	—	—
U.S. Treasury Obligations	—	170,654,014	—
Options Purchased	—	21,011,648	—

Total	$11,211,842,429	$3,379,246,346	$3,143,063

Liabilities
Option Written	$—	$—	$(248)

Other Financial Instruments*
Assets
Futures Contracts	$36,379,888	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	3,959,275	—
OTC Cross Currency Exchange Contracts	—	93,778	—
Centrally Cleared Credit Default Swap Agreements	—	4,229,293	—
OTC Credit Default Swap Agreements	—	785,861	9,598
OTC Currency Swap Agreement	—	1,137,114	—
Centrally Cleared Interest Rate Swap Agreements	—	13,131,233	—

Total	$36,379,888	$23,336,554	$9,598

Liabilities
Futures Contracts	$(23,098,305)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(3,921,526)	—
OTC Cross Currency Exchange Contracts	—	(223,784)	—
OTC Credit Default Swap Agreements	—	(95,419)	—
Centrally Cleared Interest Rate Swap Agreements	—	(28,155,982)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Interest Rate Swap Agreement	$—	$(129,538)	$—
OTC Total Return Swap Agreement	—	(698,173)	—

Total	$(23,098,305)	$(33,224,422)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	30.6%
Software	4.5
Semiconductors & Semiconductor Equipment	4.0
Collateralized Loan Obligations	3.9
Technology Hardware, Storage & Peripherals	3.2
Pharmaceuticals	3.2
U.S. Treasury Obligations	3.1
Banks	3.1
Unaffiliated Exchange-Traded Funds	2.7
Oil, Gas & Consumable Fuels	2.2
Interactive Media & Services	2.1
Financial Services	2.0
Insurance	1.8
Capital Markets	1.6
Automobiles	1.6
Broadline Retail	1.5
Health Care Providers & Services	1.5
Hotels, Restaurants & Leisure	1.4
Machinery	1.3
Sovereign Bonds	1.3
Health Care Equipment & Supplies	1.2
Textiles, Apparel & Luxury Goods	1.2
Specialty Retail	1.2
Consumer Staples Distribution & Retail	1.0
Biotechnology	1.0
Aerospace & Defense	1.0
Metals & Mining	0.9
Chemicals	0.8
Food Products	0.8
IT Services	0.7
Electric Utilities	0.7
Entertainment	0.6
Beverages	0.6
Household Products	0.6
Electrical Equipment	0.6
Industrial Conglomerates	0.5
Specialized REITs	0.5
Life Sciences Tools & Services	0.5
Multi-Utilities	0.5
Media	0.5
Ground Transportation	0.5
Trading Companies & Distributors	0.5
Electronic Equipment, Instruments & Components	0.4
Communications Equipment	0.4

Diversified Telecommunication Services	0.4%
Professional Services	0.4
Building Products	0.4
Tobacco	0.4
Personal Care Products	0.3
Commercial Mortgage-Backed Securities	0.3
Electric	0.3
Energy Equipment & Services	0.3
Passenger Airlines	0.3
Real Estate Management & Development	0.3
Construction & Engineering	0.3
Household Durables	0.3
Air Freight & Logistics	0.3
Construction Materials	0.2
Consumer Finance	0.2
Automobile Components	0.2
Industrial REITs	0.2
Oil & Gas	0.2
Commercial Services & Supplies	0.2
Retail REITs	0.2
Gas Utilities	0.2
Retail	0.2
Independent Power & Renewable Electricity Producers	0.2
Residential REITs	0.2
Commercial Services	0.2
Foods	0.2
Options Purchased	0.1
Residential Mortgage-Backed Securities	0.1
Health Care REITs	0.1
Office REITs	0.1
Home Builders	0.1
Wireless Telecommunication Services	0.1
Distributors	0.1
Pipelines	0.1
Telecommunications	0.1
Real Estate Investment Trusts (REITs)	0.1
Containers & Packaging	0.1
Diversified Financial Services	0.1
Marine Transportation	0.1
Diversified REITs	0.1
U.S. Government Agency Obligations	0.1
Hotel & Resort REITs	0.1
Healthcare-Services	0.1
Auto Manufacturers	0.1
Diversified Consumer Services	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Industry Classification (continued):

Engineering & Construction	0.1%
Real Estate	0.1
Healthcare-Products	0.1
Leisure Products	0.0	*
Auto Parts & Equipment	0.0	*
Transportation	0.0	*
Airlines	0.0	*
Building Materials	0.0	*
Packaging & Containers	0.0	*
Water Utilities	0.0	*
Consumer Loans	0.0	*
Lodging	0.0	*
Multi-National	0.0	*
Agriculture	0.0	*
Mining	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Gas	0.0	*
Semiconductors	0.0	*
Home Equity Loans	0.0	*
Distribution/Wholesale	0.0	*
Health Care Technology	0.0	*
Electrical Components & Equipment	0.0	*
Computers	0.0	*

Transportation Infrastructure	0.0	*%
Investment Companies	0.0	*
Electronics	0.0	*
Leisure Time	0.0	*
Housewares	0.0	*
Paper & Forest Products	0.0	*
Office/Business Equipment	0.0	*
Trucking & Leasing	0.0	*
Toys/Games/Hobbies	0.0	*
Credit Cards	0.0	*
Home Furnishings	0.0	*
Municipal Bond	0.0	*
Machinery-Diversified	0.0	*
Apparel	0.0	*
Household Products/Wares	0.0	*

	102.9
Option Written	(0.0	)*
Liabilities in excess of other assets	(2.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$4,229,293*		—	$—
Credit contracts	Premiums paid for OTC swap agreements	925,508		Premiums received for OTC swap agreements	124,303
Credit contracts	—	—		Options written outstanding, at value	248
Credit contracts	Unrealized appreciation on OTC swap agreements	119,982		Unrealized depreciation on OTC swap agreements	221,147
Equity contracts	Due from/to broker-variation margin futures	28,810,268	*	Due from/to broker-variation margin futures	114,295	*
Equity contracts	Unaffiliated investments	21,011,648		—	—
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	3,051,051	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	93,778		Unrealized depreciation on OTC cross currency exchange contracts	223,784
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,959,275		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,921,526
Interest rate contracts	Due from/to broker-variation margin futures	7,569,620	*	Due from/to broker-variation margin futures	19,932,959	*
Interest rate contracts	Due from/to broker-variation margin swaps	13,131,233	*	Due from/to broker-variation margin swaps	28,155,982	*

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Premiums received for OTC swap agreements	$95
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,137,114	Unrealized depreciation on OTC swap agreements	827,616

		$80,987,719		$56,573,006

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(1,662,773)
Credit contracts	(1,423,261)	1,513,394	—	—	(3,018,889)
Equity contracts	—	—	82,710,864	—	—
Foreign exchange contracts	—	—	(4,031,901)	(5,077,358)	—
Interest rate contracts	(2,501)	9,285	(17,596,425)	—	1,299,487

Total	$(1,425,762)	$1,522,679	$61,082,538	$(5,077,358)	$(3,382,175)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$3,528
Credit contracts	550,722	(181,634)	—	—	4,513,650
Equity contracts	7,043,581	—	53,842,685	—	—
Foreign exchange contracts	—	—	1,808,755	5,330,053	—
Interest rate contracts	—	—	(11,515,615)	—	2,448,306

Total	$7,594,303	$(181,634)	$44,135,825	$5,330,053	$6,965,484

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 19,190,668
Options Written (2)	273,845,667
Futures Contracts - Long Positions (2)	2,694,192,805
Futures Contracts - Short Positions (2)	638,948,248
Forward Foreign Currency Exchange Contracts - Purchased (3)	198,920,103
Forward Foreign Currency Exchange Contracts - Sold (3)	374,496,805
Cross Currency Exchange Contracts (4)	21,156,678
Interest Rate Swap Agreements (2)	872,302,877

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Credit Default Swap Agreements - Buy Protection (2)	$ 76,533,384
Credit Default Swap Agreements - Sell Protection (2)	186,177,174
Currency Swap Agreements (2)	4,819,960
Total Return Swap Agreements (2)	38,865,668

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$471,799,316	$(471,799,316)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(3-a)	$55,740	$(8,907)	$46,833	$—	$46,833
BARC(3-b)	38,519	(21,581)	16,938	—	16,938
BNP(3-a)	412,712	—	412,712	(285,759)	126,953
BNP(3-b)	65,178	(32,964)	32,214	—	32,214
BNYM(3-a)	190,939	—	190,939	—	190,939
BOA(3-a)	148,372	(315,396)	(167,024)	167,024	—
BOA(3-b)	399,034	(1,482,070)	(1,083,036)	1,083,036	—
CITI(3-a)	281,171	(159,373)	121,798	—	121,798
CITI(3-b)	64,452	(174,042)	(109,590)	109,590	—
DB(3-a)	210,509	—	210,509	—	210,509
GSI(3-a)	78,651	(806,494)	(727,843)	727,843	—
GSI(3-b)	38,736	(418,657)	(379,921)	352,543	(27,378)
HSBC(3-a)	188,139	(393,886)	(205,747)	—	(205,747)
HSBC(3-b)	395,653	(179,424)	216,229	(216,229)	—
JPM(3-a)	558,616	(35,886)	522,730	—	522,730
JPM(3-b)	1,527,963	(249,523)	1,278,440	(1,278,440)	—
MSI(3-a)	926,840	(415,337)	511,503	(302,522)	208,981
MSI(3-b)	450,125	(405,190)	44,935	—	44,935
SCB(3-a)	—	(179,590)	(179,590)	—	(179,590)
SSB(3-b)	29,193	(1,505)	27,688	—	27,688
TD(3-a)	160,442	—	160,442	—	160,442
UAG(3-a)	—	(38,894)	(38,894)	—	(38,894)
UAG(3-b)	14,673	—	14,673	—	14,673

	$6,235,657	$(5,318,719)	$916,938	$357,086	$1,274,024

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

(3-a) PGIM Fixed Income (Bond)

(3-b) PGIM Fixed Income (Global Total Return)

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $471,799,316:
Unaffiliated investments (cost $9,674,600,676)	$10,266,016,312
Affiliated investments (cost $4,307,758,743)	4,328,215,526
Foreign currency, at value (cost $12,883,582)	12,853,165
Receivable for investments sold	202,910,398
Dividends and interest receivable	26,845,518
Due from broker-variation margin futures	16,914,082
Tax reclaim receivable	12,568,297
Receivable for Portfolio shares sold	4,615,993
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,959,275
Unrealized appreciation on OTC swap agreements	1,257,096
Premiums paid for OTC swap agreements	925,508
Due from broker-variation margin swaps	385,211
Unrealized appreciation on OTC cross currency exchange contracts	93,778
Receivable from affiliate	58,643
Prepaid expenses and other assets	800,861

Total Assets	14,878,419,663

LIABILITIES
Payable to broker for collateral for securities on loan	480,091,665
Payable for investments purchased	203,587,133
Payable to affiliate	3,927,841
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,921,526
Management fee payable	3,267,539
Accrued expenses and other liabilities	2,899,471
Unrealized depreciation on OTC swap agreements	1,048,763
Distribution fee payable	383,848
Due to broker-variation margin futures	320,446
Unrealized depreciation on OTC cross currency exchange contracts	223,784
Premiums received for OTC swap agreements	124,398
Payable for Portfolio shares purchased	35,833
Foreign capital gains tax liability accrued	14,084
Affiliated transfer agent fee payable	707
Options written outstanding, at value	248

Total Liabilities	699,847,286

NET ASSETS	$14,178,572,377

Net assets were comprised of:
Partners’ Equity	$14,178,572,377

Net asset value and redemption price per share, $14,178,572,377 / 694,625,128 outstanding shares of beneficial interest	$20.41

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $5,726,959 foreign withholding tax, of which $518,116 is reimbursable by an affiliate)	$88,507,073
Affiliated dividend income	55,541,693
Interest income	41,613,557
Other income	1,302,177
Income from securities lending, net (including affiliated income of $673,021)	781,053

Total income	187,745,553

EXPENSES
Management fee	40,312,837
Distribution fee	16,135,677
Custodian and accounting fees	678,274
Trustees’ fees	110,193
Professional fees	57,455
Audit fee	26,927
Shareholders’ reports	9,749
Transfer agent’s fees and expenses (including affiliated expense of $3,038)	4,446
Miscellaneous	137,638

Total expenses	57,473,196

NET INVESTMENT INCOME (LOSS)	130,272,357

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(12,134)) (net of foreign capital gains taxes $(55,841))	16,701,236
In-kind transactions(1)	2,942,520
Futures transactions	61,082,538
Forward and cross currency contract transactions	(5,077,358)
Options written transactions	1,522,679
Swap agreements transactions	(3,382,175)
Foreign currency transactions	(2,346,252)

71,443,188

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $38,544,029) (net of change in foreign capital gains taxes $(60,735))	1,047,412,999
Futures	44,135,825
Forward and cross currency contracts	5,330,053
Options written	(181,634)
Swap agreements	6,965,484
Foreign currencies	(1,672,961)

1,101,989,766

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,173,432,954

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,303,705,311

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$130,272,357	$165,940,890
Net realized gain (loss) on investment and foreign currency transactions	71,443,188	(1,234,973,235)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,101,989,766	(2,232,831,477)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,303,705,311	(3,301,863,822)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [67,117,518 and 159,282,802 shares, respectively]	1,297,202,769	2,986,997,129
Portfolio shares issued in merger [111,205,883 and 0 shares, respectively]	2,112,911,782	—
Portfolio shares purchased [69,780,624 and 383,634,932 shares, respectively]	(1,344,754,399)	(7,170,828,434)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	2,065,360,152	(4,183,831,305)

TOTAL INCREASE (DECREASE)	3,369,065,463	(7,485,695,127)
NET ASSETS:
Beginning of period	10,809,506,914	18,295,202,041

End of period	$14,178,572,377	$10,809,506,914

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$18.44		$22.57	$19.34	$18.27	$15.33		$16.59

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.24	0.18	0.19	0.29		0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.78		(4.37)	3.05	0.88	2.65		(1.53)

Total from investment operations	1.97		(4.13)	3.23	1.07	2.94		(1.27)

Capital Contributions	—		—	—	—	—	(b)(c)(d)	0.01	(c)

Net Asset Value, end of period	$20.41		$18.44	$22.57	$19.34	$18.27		$15.33

Total Return(e)	10.68%		(18.30)%	16.70%	5.86%	19.18	%(f)	(7.59	)%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14,179		$10,810	$18,295	$17,632	$18,629		$15,626
Average net assets (in millions)	$13,016		$13,622	$18,224	$15,684	$17,922		$19,406
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.89	%(i)	0.89%	0.87%	0.88%	0.87%		0.87%
Expenses before waivers and/or expense reimbursement	0.89	%(i)	0.89%	0.87%	0.88%	0.87%		0.87%
Net investment income (loss)	2.02	%(i)	1.22%	0.83%	1.10%	1.71%		1.56%
Portfolio turnover rate(j)	41%		88%	116%	154%	89%		111%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (7.65)%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A321

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2023 consisted of 46 separate portfolios. The information presented in these financial statements pertains only to the 5 Portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST Advanced Strategies Portfolio (“Advanced Strategies”)	High level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.
AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.
AST Global Bond Portfolio (“Global Bond”)	Consistent excess returns over the Bloomberg Global Aggregate US Dollar Hedged Bond Index.
AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.
AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”)	Total return.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’

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valuation policies and procedures for security valuation and designated AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Investment Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (ETFs) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches,

B2

including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in

B3

excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Floating Rate Notes Issued in Conjunction with Securities Held: Certain Portfolios invested in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation. Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Schedule of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from the registration requirements of the Securities Act of 1933 under Rule 144A.

B4

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

B5

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements: The Portfolio enters reverse repurchase agreements with qualified third-party broker-dealers in which the Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Portfolio receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Portfolio upon the maturity of the transaction. During the term of the agreement, the Portfolio continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Portfolio to the counterparties are recorded as a component of interest expense in the Statement of Operations.

B6

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

B7

Rights: Certain Portfolios held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Portfolios until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest

B8

income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (the Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
Advanced Strategies	LSV Asset Management; PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); Pacific Investment Management Company, LLC (“PIMCO”); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions) (a wholly-owned subsidiary of PGIM, Inc.); T. Rowe Price Associates, Inc. (“T. Rowe”); William Blair Investment Management, LLC; Massachusetts Financial Services, Inc. (“MFS”)
Balanced Asset Allocation	J.P. Morgan Investment Management, Inc. (“J.P. Morgan”); Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); MFS; PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Quantitative Solutions (a wholly-owned subsidiary of PGIM, Inc.); Wellington Management Company, LLP (“Wellington”)
Global Bond	AllianceBernstein, L.P.; Goldman Sachs Asset Management, L.P. (“GSAM”); Wellington
Preservation Asset Allocation	J.P. Morgan; Jennison (a wholly-owned subsidiary of PGIM, Inc.); MFS; PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Quantitative Solutions (a wholly-owned subsidiary of PGIM, Inc.); Wellington
Prudential Growth Allocation	Jennison (a wholly-owned subsidiary of PGIM, Inc.); PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Quantitative Solutions (a wholly-owned subsidiary of PGIM, Inc.); PGIM Real Estate (a business unit of PGIM, Inc.)

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

B9

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Advanced Strategies	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.65%	0.61%
Balanced Asset Allocation#	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% on next $2.5 billion; 0.6225% on next $2.5 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.63%	0.55%
Global Bond	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.64%	0.44%
Preservation Asset Allocation#	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% on next $2.5 billion; 0.6225% on next $2.5 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.63%	0.57%

B10

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Prudential Growth Allocation	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.62%	0.62%

Portfolio	Fee Waivers and/or Expense Limitations
Advanced Strategies	contractually waive 0.0282% through June 30, 2024; effective July 1, 2023, voluntarily waive additional 0.0005% through June 30, 2024(1)
Balanced Asset Allocation	contractually waive 0.0204% through June 30, 2024; effective July 1, 2023, voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 0.89% through June 30, 2024 (2)
Global Bond	contractually waive 0.045% through June 30, 2024; contractually limit expenses to 0.84% through June 30, 2024
Preservation Asset Allocation	contractually waive 0.0207% through June 30, 2024; effective July 1, 2023, voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 0.89% through June 30, 2024(2)
Prudential Growth Allocation	Effective July 1, 2023, voluntarily waive 0.0005% through June 30, 2024

#	Management fees are calculated based on an aggregation of net assets of Academic Strategies, Balanced Asset Allocation, Capital Growth Asset Allocation and Preservation Asset Allocation.

(1)

The Investment Manager has voluntarily agreed to waive the Portfolio’s investment management fee to the extent Portfolio assets are invested in underlying AST portfolios to gain exposure to small-cap equity securities.

(2)

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. For Advanced Strategies, no 12b-1 fee is charged for the assets that are invested in other Portfolios. The 12b-1 fee is waived for the assets of Balanced Asset Allocation and Preservation Asset Allocation that are invested in other

B11

Portfolios. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2023, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount

Advanced Strategies	$5,875

Balanced Asset Allocation	7,560

Preservation Asset Allocation	1,627
Prudential Growth Allocation	14,627

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM Limited, PGIM, Inc., PGIM Real Estate and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2023, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of Rule 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
Advanced Strategies	$—	$708,261	$(85,937)

B12

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2023 Payments
Advanced Strategies	$207,218
Balanced Asset Allocation	379,552
Global Bond	10,010
Preservation Asset Allocation	86,660
Prudential Growth Allocation	518,116

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2023 Payments
Advanced Strategies	$249,973
Balanced Asset Allocation	334,285
Preservation Asset Allocation	72,493
Prudential Growth Allocation	305,517

In January 2023, Prudential Growth Allocation received $1,302,177 in voluntary payments from Prudential related to European Union (EU) Withholding Tax Reclaims. Such amounts are reflected in “other income” on the Statement of Operations.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2023, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Advanced Strategies	$3,365,530,073	$3,363,021,415
Balanced Asset Allocation	2,994,543,173	3,150,090,431

B13

Portfolio	Cost of Purchases	Proceeds from Sales
Global Bond	$286,793,794	$279,483,470
Preservation Asset Allocation	967,435,357	962,564,621
Prudential Growth Allocation	4,156,235,952	4,245,980,617

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2023, is presented as follows:

Advanced Strategies

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST PGIM Fixed Income Central Portfolio*(1)
$ 399,326,076	$60,999,999	$13,000,000	$13,285,750	$ (84,596)	$460,527,229	45,238,431	$ —

AST Small-Cap Growth Portfolio*(1)
69,777,922	9,000,000	10,660,000	6,827,820	1,638,465	76,584,207	1,147,673	—

AST Small-Cap Value Portfolio*(1)
72,388,058	10,000,000	10,645,000	(1,100,835)	3,590,600	74,232,823	2,164,853	—

$ 541,492,056	$79,999,999	$34,305,000	$19,012,735	$5,144,469	$611,344,259		$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wd)
—	15,095,139	5,569,229	—	—	9,525,910	9,525,910	28,465

PGIM Core Ultra Short Bond Fund(1)(wd)
621,319,723	1,286,306,636	1,273,590,773	—	—	634,035,586	634,035,586	15,829,179

PGIM Institutional Money Market Fund(1)(b)(wd)
260,475,483	975,467,253	1,009,165,847	(60,291)	(5,680)	226,710,918	226,869,727	466,828(2)

$ 881,795,206	$2,276,869,028	$2,288,325,849	$(60,291)	$(5,680)	$870,272,414		$16,324,472

$ 1,423,287,262	$2,356,869,027	$2,322,630,849	$18,952,444	$5,138,789	$1,481,616,673		$16,324,472

Balanced Asset Allocation
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 223,706,863	$—	$21,500,000	$10,299,306	$7,307,190	$219,813,359	7,520,129	$ —

AST Emerging Markets Equity Portfolio*(1)
7,152,941	—	—	604,975	—	7,757,916	889,669	—

AST High Yield Portfolio*(1)
23,806,723	—	18,145,000	1,249,017	(747,420)	6,163,320	538,281	—

AST Large-Cap Growth Portfolio*(1)
363,050,551	—	—	108,979,905	—	472,030,456	7,193,393	—

AST Large-Cap Value Portfolio*(1)
189,142,043	15,884,372	—	5,172,869	—	210,199,284	4,687,763	—

AST PGIM Fixed Income Central Portfolio*(1)
1,434,109,285	175,920,000	118,000,000	46,734,800	820,258	1,539,584,343	151,236,183	—

B14

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST Small-Cap Growth Portfolio*(1)
$ 131,696,714	$1,665,000	$19,445,000	$11,264,629	$3,397,577	$128,578,920	1,926,853	$ —

AST Small-Cap Value Portfolio*(1)
132,701,027	6,049,999	14,605,000	2,148,268	1,013,311	127,307,605	3,712,674	—

AST T. Rowe Price Natural Resources Portfolio*(1)
31,623,811	—	15,105,000	(2,427,422)	1,110,664	15,202,053	533,218	—

AST Western Asset Emerging Markets Debt Portfolio*(1)
14,276,605	—	14,423,786	2,267,293	(2,120,112)	—	—	—

$2,551,266,563	$199,519,371	$221,223,786	$186,293,640	$10,781,468	$2,726,637,256		$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)
1,738,433,932	2,056,816,596	2,082,786,799	—	—	1,712,463,729	1,712,463,729	44,314,273

PGIM Institutional Money Market Fund(1)(b)(wd)
110,910,838	600,828,147	519,122,648	(33,997)	(46,382)	192,535,958	192,670,827	301,874(2)

$1,849,344,770	$2,657,644,743	$2,601,909,447	$(33,997)	$(46,382)	$1,904,999,687		$44,616,147

$4,400,611,333	$2,857,164,114	$2,823,133,233	$186,259,643	$10,735,086	$4,631,636,943		$44,616,147

Global Bond
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$2,022,122	$542,824	$ —	$—	$1,479,298	1,479,298	$2,195

PGIM Institutional Money Market Fund(1)(b)(wi)
1,150,315	17,075,458	17,796,370	(57)	76	429,422	429,723	3,144(2)

$1,150,315	$19,097,580	$18,339,194	$(57)	$76	$1,908,720		$5,339

Preservation Asset Allocation
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 42,282,689	$43,000	$3,500,000	$2,175,596	$1,189,542	$42,190,827	1,443,408	$ —

AST Emerging Markets Equity Portfolio*(1)
1,079,719	—	—	91,320	—	1,171,039	134,293	—

AST High Yield Portfolio*(1)
14,472,332	—	11,035,001	566,157	(261,302)	3,742,186	326,828	—

AST Large-Cap Growth Portfolio*(1)
66,458,164	95,000	—	19,962,172	—	86,515,336	1,318,429	—

AST Large-Cap Value Portfolio*(1)
37,548,035	3,404,203	—	1,024,654	—	41,976,892	936,148	—

B15

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST PGIM Fixed Income Central Portfolio*(1)
$ 671,038,303	$178,005,001	$20,625,000	$22,130,099	$37,810	$850,586,213	83,554,638	$ —

AST Small-Cap Growth Portfolio*(1)
25,158,449	320,000	3,694,000	2,175,027	638,343	24,597,819	368,617	—

AST Small-Cap Value Portfolio*(1)
25,352,799	1,590,000	3,189,000	627,969	(15,828)	24,365,940	710,584	—

AST T. Rowe Price Natural Resources Portfolio*(1)
6,213,642	—	2,970,000	(522,669)	263,825	2,984,798	104,693	—

AST Western Asset Emerging Markets Debt Portfolio*(1)
9,254,919	—	9,350,329	2,117,156	(2,021,746)	—	—	—

$ 898,859,051	$183,457,204	$54,363,330	$50,347,481	$(169,356)	$1,078,131,050		$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)
534,516,007	1,022,062,911	1,098,444,909	—	—	458,134,009	458,134,009	13,021,346

PGIM Institutional Money Market Fund(1)(b)(wd)
54,096,250	158,960,796	152,926,437	(25,572)	9,222	60,114,259	60,156,368	73,946(2)

$ 588,612,257	$1,181,023,707	$1,251,371,346	$(25,572)	$9,222	$518,248,268		$13,095,292

$1,487,471,308	$1,364,480,911	$1,305,734,676	$50,321,909	$(160,134)	$1,596,379,318		$13,095,292

Prudential Growth Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST PGIM Fixed Income Central Portfolio*(1)

$1,047,229,421	$454,581,278	$—	$38,700,093	$—	$1,540,510,792	151,327,190	$ —
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)
1,814,603,553	4,417,283,037	3,926,617,188	—	—	2,305,269,402	2,305,269,402	55,541,693

PGIM Institutional Money Market Fund(1)(b)(wd)
290,821,810	1,202,345,261	1,010,563,541	(156,064)	(12,134)	482,435,332	482,773,274	673,021(2)

$2,105,425,363	$5,619,628,298	$4,937,180,729	$(156,064)	$(12,134)	$2,787,704,734		$56,214,714

$3,152,654,784	$6,074,209,576	$4,937,180,729	$38,544,029	$(12,134)	$4,328,215,526		$56,214,714

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(wi)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains,

B16

losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2022 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolio utilized the SCA during the reporting period ended June 30, 2023. The average balance outstanding is for the number of days the Portfolio(s) utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2023
Global Bond	$126,000	5.65%	5	$126,000	$—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2023, all Portfolios offer only a single share class to investors.

As of June 30, 2023, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Advanced Strategies	206,017,974	82.9%
Balanced Asset Allocation	409,034,535	82.2
Global Bond	23,382,139	77.0
Preservation Asset Allocation	149,796,854	76.4
Prudential Growth Allocation	564,469,273	81.3

B17

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Advanced Strategies	2	82.9%
Balanced Asset Allocation	2	82.2
Global Bond	3	76.9
Preservation Asset Allocation	2	76.4
Prudential Growth Allocation	2	81.3
Unaffiliated:
Advanced Strategies	1	17.1
Balanced Asset Allocation	1	17.6
Global Bond	1	23.1
Preservation Asset Allocation	1	23.3
Prudential Growth Allocation	1	18.7

9. Purchases & Redemption In-kind

As of the close of business on March 14, 2023, Prudential Growth Allocation settled the purchase into AST PGIM Fixed Income Central Portfolio (“PGIM Fixed Income Central”) by delivering portfolio securities and other assets in exchange for shares of PGIM Fixed Income Central. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received:

Portfolio	Securities Market Value and Other Assets	Shares Received
Prudential Growth Allocation	$255,281,277	25,401,122

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

10. Risks of Investing in the Portfolios

Each Portfolio’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Advanced Strategies	Balanced Asset Allocation	Global Bond	Preservation Asset Allocation	Prudential Growth Allocation
Asset Allocation	–	X	–	–	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X	–
Asset Transfer Program	X	X	X	X	X
Bank Loan Investments	X	X	–	X	–
Blend Style	X	X	–	X	X
Covenant-Lite	X	X	–	X	–
Derivatives	X	X	X	X	X
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	–	X	–	X
Equity Securities	X	X	X	X	X
Exchange-Traded Funds (ETF)	X	X	–	X	X
Exchange-Traded Notes	X	–	–	–	–
Expense	X	X	X	X	–
Fixed Income Securities	X	X	X	X	X
Foreign Investment	X	X	X	X	X
Fund of Funds	–	X	–	X	–

B18

Risks	Advanced Strategies	Balanced Asset Allocation	Global Bond	Preservation Asset Allocation	Prudential Growth Allocation
High Yield	X	X	X	X	X
Investment Style	X	–	–	–	X
Leverage	X	–	–	–	–
Liquidity Allocation	–	X	–	X	–
Liquidity and Valuation	X	X	X	X	X
Market and Management	X	X	X	X	X
Portfolio Turnover	X	–	X	–	X
Quantitative Model	–	–	–	–	X
Real Estate	X	–	–	–	X
Redemption	–	–	X	–	–
Regulatory	X	X	X	X	X
Short Sale	X	–	–	–	–
Sovereign Debt Securities	–	–	X	–	–
Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the participating insurance companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Bank Loan Investments Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. In addition, loan participations

B19

generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Blend Style Risk: The Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and have a notable impact on settlement performance and other mutual funds.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite,” which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Economic and Market Events Risk: Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the Manager or a Portfolio’s Subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it

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difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Exchange-Traded Notes Risk: Because exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Portfolio to the risk that an ETN’s issuer may be unable to pay. In addition, the Portfolio will bear its proportionate share of the fees and expenses of the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Investment Risk: Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in the Underlying Portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the Underlying Portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the Underlying Portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Leverage Risk: Using leverage, the investment of borrowed cash, may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

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Liquidity Allocation Risk: The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in individual securities and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Quantitative Model Risk: The Portfolio and certain Underlying Portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the “SEC”), and depending on the Portfolio, the Commodity Futures Trading Commission. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social, or economic changes in the countries that issue the securities. The consequences include

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the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

11. Reorganization

On June 13-14, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Moderate Multi-Asset Portfolio (“Moderate Multi-Asset”) (formerly known as AST AllianzGI World Trends Portfolio) (the “Merged Portfolio”) for shares of Balanced Asset Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on November 11, 2022 and the reorganization took place at the close of business on December 2, 2022.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Moderate Multi-Asset	$3,252,733,475	$3,195,705,594

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 2, 2022:

Merged Portfolio		Shares
Moderate Multi-Asset		191,968,718
Acquiring Portfolio	Shares	Value
Balanced Asset Allocation	147,785,958	$3,314,839,041

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Moderate Multi-Asset	57,027,881	$3,314,839,041
Acquiring Portfolio		Net Assets
Balanced Asset Allocation		$8,329,549,567

Assuming the acquisition had been completed on January 1, 2022, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2022 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized loss on investments (b)	Net decrease in net assets resulting from operations
Balanced Asset Allocation	$146,268,780	$(2,851,480,254)	$(2,705,211,474)

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Moderate Multi-Asset $46,862,692.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2022) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolio pre-merger as follows: Moderate Multi-Asset $ (811,258,376).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been

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included in the Acquiring Portfolio’s Statement of Operations since December 2, 2022.

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST BlackRock 60/40 Target Allocation ETF Portfolio (“BlackRock 60/40 Target Allocation ETF”) (the “Merged Portfolio”) for shares of Balanced Asset Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
BlackRock 60/40 Target Allocation ETF	$115,656,259	$115,015,059

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolio	Shares
BlackRock 60/40 Target Allocation ETF	8,709,330

Acquiring Portfolio	Shares	Value
Balanced Asset Allocation	5,209,884	$115,503,134

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
BlackRock 60/40 Target Allocation ETF	$641,200	$115,503,134
Acquiring Portfolio		Net Assets
Balanced Asset Allocation		$11,184,183,219

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Balanced Asset Allocation	$104,830,178	$891,799,836	$996,630,014

(a)

Net investment income as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: BlackRock 60/40 Target Allocation ETF $73,475.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: BlackRock 60/40 Target Allocation ETF $1,617,924.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

On September 19-20, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST American Funds Growth Allocation Portfolio (“American Funds Growth”) and AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”) (the “Merged Portfolios”) for

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shares of Prudential Growth Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
American Funds Growth Allocation	$593,667,388	$603,539,220
Wellington Management Hedged Equity	1,635,587,367	1,653,870,986

The purpose of the transaction was to combine three portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolios	Shares
American Funds Growth Allocation	41,029,140
Wellington Management Hedged Equity	79,917,994

Acquiring Portfolio	Shares	Value
Prudential Growth Allocation	111,205,883	$2,112,911,783

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Depreciation on Investments	Net Assets
American Funds Growth Allocation	$(9,871,832)	$563,933,225
Wellington Management Hedged Equity	(18,283,620)	1,548,978,558
Acquiring Portfolio		Net Assets
Prudential Growth Allocation		$11,229,331,353

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations
Prudential Growth Allocation	$132,576,905	$1,207,231,511	$1,339,808,416

(a)

Net investment income as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: American Funds Growth Allocation $493,486 and Wellington Management Hedged Equity $1,811,062.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: American Funds Growth Allocation $19,452,555 and Wellington Management Hedged Equity $14,346,002.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

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On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Western Asset Emerging Markets Debt (“Western Asset Emerging Markets Debt”) (the “Merged Portfolio”) for shares of Global Bond (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on February 8, 2023 and the reorganization took place at the close of business on March 10, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Western Asset Emerging Markets Debt	$12,623,395	$12,574,481

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on March 10, 2023:

Merged Portfolio	Shares
Western Asset Emerging Markets Debt	971,701

Acquiring Portfolio	Shares	Value
Global Bond	995,343	$10,779,562

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Western Asset Emerging Markets Debt	$48,914	$10,779,562
Acquiring Portfolio		Net Assets
Global Bond		$320,699,437

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Global Bond	$4,390,220	$1,835,186	$6,225,406

(a)

Net investment income as reported in the Statement of Operations (Period ended June 30, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Western Asset Emerging Markets Debt $431,109.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Period ended June 30, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: Western Assets Emerging Markets Debt $376,408.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since March 10, 2023.

12. Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information

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deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to each Portfolio.

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Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Board has approved PGIM Investments, the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 14-15, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

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Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2023 (the Meeting) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2022, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or secondary or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2022. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Advanced Strategies Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the one-year period and underperformed its benchmark index over the other periods.

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•

The Board noted that underperformance was primarily attributable to the 2020’s pandemic struggles and 2022 duration positioning and credit and that it outperformed both its benchmark and peers in four of the past six calendar years. In addition, the Board also considered the Manager’s assertion that the strategy is expected to rebound once risk assets rally.

•

The Board noted that the Manager had contractually agreed to waive 0.0262% of its management fee through June 30, 2024. In addition, the Board noted that the Manager had contractually agreed to waive 0.002% of its management fee through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Balanced Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one-year period and underperformed its custom benchmark index over the three-, five-, and ten-year periods.

•

The Board considered changes it approved to the Portfolio’s principal investment strategies that moved the Portfolio from a fund-of-fund structure to one that primarily invests directly in investments, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which took effect in July 2021. As a result of these changes, the Board concluded that the Portfolio should be afforded more time to develop its performance record.

•

The Board noted that the Manager had contractually agreed to waive 0.02% of its investment management fee through June 30, 2024. In addition, the Board noted that the Manager had contractually agreed to waive 0.0004% of its investment management fee through June 30, 2024; and contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses (subject to certain exclusions) do not exceed 0.89% of the Portfolio’s average daily net assets through June 30, 2024. The Board noted that the Manager has also contractually agreed to waive of portion of its management fee equal to the amount of the management fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Global Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods and underperformed its benchmark index over the one-year period.

•

The Board noted that the Manager has contractually agreed to waive 0.0412% of its investment management fee through June 30, 2024. The Board noted that the Manager has also contractually agreed to waive 0.0038% of its investment management fee through June 30, 2024. In addition, the Board noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.84% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period and underperformed its benchmark index for the other periods.

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•

The Board noted that the Portfolio underwent changes to its principal investment strategies that moved the Portfolio from a fund-of-fund structure to one that primarily invests directly in investments, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which took effect in July 2021. The Board considered the Manager’s assertion that the subadvisers should be afforded more time to develop a longer performance record following these changes.

•

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2024. The Board noted that the Manager has also contractually agreed to waive 0.0007% of its investment management fee through June 30, 2024. In addition, the Board noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.89% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Growth Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period and underperformed its benchmark index for the other periods.

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•

The Board noted that the Portfolio underwent changes to its principal investment strategy resulting in several changes to the Portfolio’s investment sleeves and the addition of new subadvisers to the Portfolio, all of which took effect in February 2021. The Board considered the Manager’s assertion that the subadvisers should be afforded more time to develop a longer performance record following these changes.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges, and expenses of the portfolios and on the contracts and should be read carefully.

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the appropriate phone number listed below and on the website of the SEC at www.sec.gov. This information is also available on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the SEC a complete listing of portfolio holdings as of its first and third calendar quarter-end, which are publicly available on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov or call (800) SEC-0330. Additionally, the Trust makes a complete listing of portfolio holdings as of its first and third calendar quarter-end available on its website listed above.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

Every year we will send you an updated summary prospectus. We will also send you or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semiannual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semiannual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2023 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-C

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2023

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2023, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Academic Strategies Asset Allocation Portfolio

AST Capital Growth Asset Allocation Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan Tactical Preservation Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2023

∎   LETTER TO CONTRACT OWNERS

∎  PRESENTATION OF PORTFOLIO HOLDINGS

∎  FEES AND EXPENSES

∎   FINANCIAL REPORTS

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	AST Academic Strategies Asset Allocation Portfolio	A3
	AST Capital Growth Asset Allocation Portfolio	A81
	AST J.P. Morgan Global Thematic Portfolio	A153
	AST J.P. Morgan Tactical Preservation Portfolio	A174
	AST T. Rowe Price Asset Allocation Portfolio	A195
	AST T. Rowe Price Growth Opportunities Portfolio	A249

Section B	Notes to Financial Statements

∎  APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2023

∎  DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
Advanced Series Trust	July 31, 2023

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2023

AST Academic Strategies Asset Allocation (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

AST PGIM Fixed Income Central Portfolio	Core Bond	6.7%

iShares Core S&P 500 ETF	Unaffiliated Exchange-Traded Funds	1.4%

U.S. Treasury Inflation Indexed Bonds, TIPS, 2.000%, 01/15/26	U.S. Treasury Obligations	1.2%

U.S. Treasury Inflation Indexed Bonds, TIPS, 0.500%, 01/15/28	U.S. Treasury Obligations	1.2%

Apple, Inc.	Technology Hardware, Storage & Peripherals	1.0%

Microsoft Corp.	Software	1.0%

Vanguard Total Bond Market ETF	Unaffiliated Exchange-Traded Funds	0.8%

U.S. Treasury Inflation Indexed Bonds, TIPS, 3.375%, 04/15/32	U.S. Treasury Obligations	0.8%

U.S. Treasury Inflation Indexed Bonds, TIPS, 0.125%, 01/15/30	U.S. Treasury Obligations	0.8%

Prologis, Inc. REIT	Equity Real Estate Investment Trusts (REITs)	0.7%

AST Capital Growth Asset Allocation (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

AST PGIM Fixed Income Central Portfolio	Fixed Income	7.4%

AST Large-Cap Growth Portfolio	Large/Mid-Cap Growth	5.0%

Apple, Inc.	Technology Hardware, Storage & Peripherals	2.6%

Microsoft Corp.	Software	2.5%

AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	2.3%

AST Large-Cap Value Portfolio	Large/Mid-Cap Value	2.3%

AST Small-Cap Growth Portfolio	Small-Cap Growth	1.4%

AST Small-Cap Value Portfolio	Small-Cap Value	1.3%

Amazon.com, Inc.	Broadline Retail	1.1%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.0%

AST J.P. Morgan Global Thematic (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	Country	% of Net Assets

AST J.P. Morgan Fixed Income Central Portfolio	Fixed Income	United States	20.9%

Microsoft Corp.	Software	United States	2.5%

U.S. Treasury Notes, 0.875%, 01/31/24	U.S. Treasury Obligations	United States	2.2%

Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	1.5%

Amazon.com, Inc.	Broadline Retail	United States	1.4%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	United States	1.0%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	United States	0.9%

UnitedHealth Group, Inc.	Health Care Providers & Services	United States	0.8%

Mastercard, Inc. (Class A Stock)	Financial Services	United States	0.8%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	Taiwan	0.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2023

AST J.P. Morgan Tactical Preservation (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

AST J.P. Morgan Fixed Income Central Portfolio	Fixed Income	45.1%

U.S. Treasury Notes, 0.875%, 01/31/24	U.S. Treasury Obligations	1.8%

Microsoft Corp.	Software	1.4%

Amazon.com, Inc.	Broadline Retail	0.9%

Apple, Inc.	Technology Hardware, Storage & Peripherals	0.8%

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	Semiconductors & Semiconductor Equipment	0.6%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	0.6%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	0.6%

Samsung Electronics Co. Ltd. (South Korea)	Technology Hardware, Storage & Peripherals	0.6%

Shell PLC (Netherlands)	Oil, Gas & Consumable Fuels	0.5%

AST T. Rowe Price Asset Allocation (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

AST T.Rowe Price Fixed Income Central Portfolio	Fixed Income	13.9%

Apple, Inc.	Technology Hardware, Storage & Peripherals	2.6%

Microsoft Corp.	Software	2.4%

Federal National Mortgage Assoc., 3.000%, TBA	U.S. Government Agency Obligations	1.4%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.1%

Amazon.com, Inc.	Broadline Retail	1.1%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.7%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	0.6%

Tesla, Inc.	Automobiles	0.6%

Broadcom, Inc.	Semiconductors & Semiconductor Equipment	0.6%

AST T. Rowe Price Growth Opportunities (As of 06/30/2023)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

AST T.Rowe Price Fixed Income Central Portfolio	Fixed Income	6.9%

Microsoft Corp.	Software	2.7%

Apple, Inc.	Technology Hardware, Storage & Peripherals	2.1%

Federal National Mortgage Assoc., 3.000%, TBA	U.S. Government Agency Obligations	1.4%

Amazon.com, Inc.	Broadline Retail	1.2%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.9%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	0.9%

JPMorgan Chase & Co.	Banks	0.8%

Visa, Inc. (Class A Stock)	Financial Services	0.8%

AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	0.7%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2023

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Academic Strategies Asset Allocation	Actual	$1,000.00	$1,056.30	1.13%	$5.76

	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

AST Capital Growth Asset Allocation	Actual	$1,000.00	$1,108.80	0.89%	$4.65

	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

AST J.P. Morgan Global Thematic	Actual	$1,000.00	$1,075.20	1.00%	$5.15

	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

AST J.P. Morgan Tactical Preservation	Actual	$1,000.00	$1,050.30	0.92%	$4.68

	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

AST T. Rowe Price Asset Allocation	Actual	$1,000.00	$1,099.30	0.88%	$4.58

	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

AST T. Rowe Price Growth Opportunities	Actual	$1,000.00	$1,102.90	0.99%	$5.16

	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2023, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ABX — Asset-Backed Securities Index

ADR — American Depositary Receipt

ANZ — Australia and New Zealand Banking Group

BABs — Build America Bonds

BARC — Barclays Bank PLC

BBR — New Zealand Bank Bill Rate

BBSW — Australian Bank Bill Swap Reference Rate

BNP — BNP Paribas S.A.

BNYM — Bank of New York Mellon

BOA — Bank of America, N.A.

BROIS — Brazil Overnight Index Swap

BTP — Buoni del Tesoro Poliennali

BUBOR — Budapest Interbank Offered Rate

CA — Credit Agricole Securities Inc.

CBA — Commonwealth Bank of Australia

CDI — Chess Depository Interest

CDOR — Canadian Dollar Offered Rate

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CIBOR — Copenhagen Interbank Offered Rate

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CLOIS — Sinacofi Chile Interbank Rate Average

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

COOIS — Colombia Overnight Interbank Reference Rate

CORRA — Canadian Overnight Repo Rate Average

CSI — Credit Suisse International

CVA — Certificate Van Aandelen (Bearer)

CVT — Convertible Security

DAC — Designated Activity Company

DB — Deutsche Bank AG

DJ — Dow Jones

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

EuroSTR — Euro Short-Term Rate

FHLMC — Federal Home Loan Mortgage Corporation

FREMF — Freddie Mac Mortgage Trust

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

GS — Goldman Sachs & Co. LLC

GSB — Goldman Sachs Bank USA

GSI — Goldman Sachs International

HIBOR — Hong Kong Interbank Offered Rate

HICP — Harmonised Index of Consumer Prices

HSBC — HSBC Bank PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

iBoxx — Bond Market Indices

ING — ING Financial Markets LLC

IO — Interest Only (Principal amount represents notional)

iTraxx — International Credit Derivative Index

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

KLIBOR — Kuala Lumpur Interbank Offered Rate

KWCDC — Korean Won Certificate of Deposit

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

ML — Merrill Lynch International

MPLE — Maple Bonds

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSCS — Morgan Stanley Capital Services LLC

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

NIBOR — Norwegian Interbank Offered Rate

NVDR — Non-voting Depositary Receipt

NWM — NatWest Markets PLC

NYSE — New York Stock Exchange

OAT — Obligations Assimilables du Tresor

OFZ — Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OOTC — OTC Bulletin Board – Other OTC

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

PRI — Primary Rate Interface

PRIBOR — Prague Interbank Offered Rate

Q — Quarterly payment frequency for swaps

RBC — Royal Bank of Canada

RBOB — Reformulated Gasoline Blendstock for Oxygen Blending

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SARON — Swiss Average Rate Overnight

SCS — Standard Chartered Securities

SDR — Sweden Depositary Receipt

SGMX — Sigma X MTF

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SORA — Singapore Overnight Rate Average

SPDR — Standard & Poor’s Depositary Receipts

SSB — State Street Bank & Trust Company

STIBOR — Stockholm Interbank Offered Rate

STOXX — Stock Index of the Eurozone

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TAIBOR — Taiwan Interbank Offered Rate

TBA — To Be Announced

TD — The Toronto-Dominion Bank

TELBOR — Tel Aviv Interbank Offered Rate

THOR — Thai Overnight Repurchase Rate

TIPS — Treasury Inflation-Protected Securities

TONAR — Tokyo Overnight Average Rate

TOPIX — Tokyo Stock Price Index

UAG — UBS AG

UBS — UBS Securities LLC

ULSD — Ultra-Low Sulfur Diesel

USOIS — United States Overnight Index Swap

UTS — Unit Trust Security

WBC — Westpac Banking Corp.

WIBOR — Warsaw Interbank Offered Rate

WTI — West Texas Intermediate

XAMS — Amsterdam Stock Exchange

XASX — Australian Stock Exchange

XHKG — Hong Kong Stock Exchange

XJSE — Johannesburg Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

XPAR — Paris Stock Exchange

XTSE — Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 69.2%

AFFILIATED MUTUAL FUNDS — 8.9%
Domestic Equity — 1.8%
AST ClearBridge Dividend Growth Portfolio*	394,106	$11,519,727
AST Emerging Markets Equity Portfolio*	518,285	4,519,446
AST Small-Cap Growth Portfolio*	154,521	10,311,166
AST Small-Cap Value Portfolio*	293,909	10,078,131
AST T. Rowe Price Natural Resources Portfolio*	360,657	10,282,320

		46,710,790

Fixed Income — 7.1%
AST High Yield Portfolio*	971,580	11,124,595
AST PGIM Fixed Income Central Portfolio*	16,714,260	170,151,167

		181,275,762

TOTAL AFFILIATED MUTUAL FUNDS (cost $225,204,434)(wd)		227,986,552

COMMON STOCKS — 37.0%
Aerospace & Defense — 0.6%
Airbus SE (France), ADR	1,157	41,814
BAE Systems PLC (United Kingdom)	56,094	661,418
Boeing Co. (The)*	1,300	274,508
Dassault Aviation SA (France)	1,478	296,119
General Dynamics Corp.	4,548	978,502
Hexcel Corp.	1,332	101,259
Howmet Aerospace, Inc.	21,000	1,040,760
Huntington Ingalls Industries, Inc.	408	92,861
L3Harris Technologies, Inc.	2,188	428,345
Lockheed Martin Corp.	3,974	1,829,550
MTU Aero Engines AG (Germany)	1,989	515,885
Northrop Grumman Corp.	5,267	2,400,698
Raytheon Technologies Corp.	31,884	3,123,357
Rolls-Royce Holdings PLC (United Kingdom)*	149,616	287,712
Safran SA (France)	11,410	1,788,058
Textron, Inc.	4,400	297,572
Thales SA (France)	5,097	763,678

		14,922,096

Air Freight & Logistics — 0.2%
DSV A/S (Denmark)	5,892	1,237,565
FedEx Corp.	6,500	1,611,350
Sankyu, Inc. (Japan)	8,900	294,576
United Parcel Service, Inc. (Class B Stock)	1,811	324,622
Yamato Holdings Co. Ltd. (Japan)	31,100	563,713

		4,031,826

Automobile Components — 0.1%
BorgWarner, Inc.	15,800	772,778
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	22,822	876,821

		1,649,599

	Shares	Value

COMMON STOCKS (continued)
Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	21,688	$2,667,778
BYD Co. Ltd. (China) (Class H Stock)	9,000	288,582
Ferrari NV (Italy)	12,665	4,140,794
Ford Motor Co.	70,200	1,062,126
General Motors Co.	35,300	1,361,168
Honda Motor Co. Ltd. (Japan)	31,000	939,110
Isuzu Motors Ltd. (Japan)	10,800	131,017
Kia Corp. (South Korea)	3,363	226,535
Mahindra & Mahindra Ltd. (India)	26,041	462,680
Maruti Suzuki India Ltd. (India)	1,780	212,886
Mazda Motor Corp. (Japan)	157,300	1,520,177
Mercedes-Benz Group AG (Germany)	37,513	3,019,470
Stellantis NV	54,400	956,395
Tesla, Inc.*	18,651	4,882,272
Toyota Motor Corp. (Japan)	67,400	1,083,259

		22,954,249

Banks — 1.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	129,664	2,015,400
ANZ Group Holdings Ltd. (Australia)	54,154	857,246
Banco Bilbao Vizcaya Argentaria SA (Spain)	43,337	332,945
Banco Santander SA (Spain)	112,366	415,994
Bank Central Asia Tbk PT (Indonesia)	1,817,279	1,114,534
Bank Hapoalim BM (Israel)	29,036	239,448
Bank of America Corp.	51,406	1,474,838
Bank of China Ltd. (China) (Class H Stock)	419,000	168,225
Bank of Ireland Group PLC (Ireland)	33,556	320,374
Barclays PLC (United Kingdom)	976,277	1,907,246
BNP Paribas SA (France)	15,271	963,691
CaixaBank SA (Spain)	29,410	121,826
China Construction Bank Corp. (China) (Class H Stock)*	816,000	528,298
Citigroup, Inc.	34,800	1,602,192
Citizens Financial Group, Inc.	31,400	818,912
Commerzbank AG (Germany)	30,477	337,864
Commonwealth Bank of Australia (Australia)	7,337	491,189
Concordia Financial Group Ltd. (Japan)	28,700	112,213
Credicorp Ltd. (Peru)	1,673	247,002
Credit Agricole SA (France)	7,816	92,806
DBS Group Holdings Ltd. (Singapore)	66,600	1,555,295
DNB Bank ASA (Norway)	16,858	315,257
East West Bancorp, Inc.	1,902	100,407
Emirates NBD Bank PJSC (United Arab Emirates)	35,808	145,765
Erste Group Bank AG (Austria)	10,681	374,667
FinecoBank Banca Fineco SpA (Italy)	3,880	52,227
Hana Financial Group, Inc. (South Korea)	8,107	242,014
HDFC Bank Ltd. (India), ADR	22,899	1,596,060
HSBC Holdings PLC (United Kingdom)	441,957	3,499,346
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	229,000	122,380
ING Groep NV (Netherlands)	195,635	2,637,472

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy)	181,383	$475,541
Israel Discount Bank Ltd. (Israel) (Class A Stock)	67,106	335,250
JPMorgan Chase & Co.	21,033	3,059,040
KB Financial Group, Inc. (South Korea)	5,616	203,831
KBC Group NV (Belgium)	24,232	1,691,413
Komercni Banka A/S (Czech Republic)	9,673	294,926
Lloyds Banking Group PLC (United Kingdom)	1,173,111	650,313
Mediobanca Banca di Credito
Finanziario SpA (Italy)	14,533	173,996
Mitsubishi UFJ Financial Group, Inc. (Japan)	228,800	1,686,502
Mizrahi Tefahot Bank Ltd. (Israel)	3,140	105,001
National Australia Bank Ltd. (Australia)	17,765	312,448
NatWest Group PLC (United Kingdom)	356,616	1,089,994
Nedbank Group Ltd. (South Africa)	21,002	255,121
Nordea Bank Abp (Finland)	189,999	2,069,598
NU Holdings Ltd. (Brazil) (Class A Stock)*	152,404	1,202,468
Oversea-Chinese Banking Corp. Ltd. (Singapore)	130,700	1,188,976
PNC Financial Services Group, Inc. (The)	3,009	378,984
Sberbank of Russia PJSC (Russia)^	151,076	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	31,781	351,506
Societe Generale SA (France)	5,138	133,620
Svenska Handelsbanken AB (Sweden) (Class A Stock)	26,166	219,068
Swedbank AB (Sweden) (Class A Stock)	20,304	342,653
Tisco Financial Group PCL (Thailand)	81,100	222,098
Truist Financial Corp.	38,208	1,159,613
U.S. Bancorp	2,264	74,803
UniCredit SpA (Italy)	126,163	2,933,741
United Overseas Bank Ltd. (Singapore)	21,600	448,227
Wells Fargo & Co.	61,113	2,608,303

		48,470,167

Beverages — 0.3%
Coca-Cola Co. (The)	51,395	3,095,007
Coca-Cola HBC AG (Italy)	4,095	122,153
Diageo PLC (United Kingdom), ADR(a)	500	86,740
Heineken Holding NV (Netherlands)	2,576	224,169
Heineken NV (Netherlands)	1,257	129,266
Kirin Holdings Co. Ltd. (Japan)(a)	38,900	568,045
PepsiCo, Inc.	14,338	2,655,684
Pernod Ricard SA (France)	7,282	1,609,138

		8,490,202

Biotechnology — 0.4%
AbbVie, Inc.	19,788	2,666,037
Amgen, Inc.	4,500	999,090
Argenx SE (Netherlands), ADR*	3,045	1,186,728
Biogen, Inc.*	669	190,565
CSL Ltd.	2,124	393,320
Exact Sciences Corp.*	9,900	929,610

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.	15,900	$1,225,413
Regeneron Pharmaceuticals, Inc.*	522	375,078
United Therapeutics Corp.*	1,900	419,425
Vertex Pharmaceuticals, Inc.*	5,083	1,788,758

		10,174,024

Broadline Retail — 0.6%
Alibaba Group Holding Ltd. (China)*	35,000	364,344
Amazon.com, Inc.*	75,025	9,780,259
Dollarama, Inc. (Canada)	3,158	213,879
eBay, Inc.	6,100	272,609
JD.com, Inc. (China) (Class A Stock)	7,195	122,708
Macy’s, Inc.	17,700	284,085
MercadoLibre, Inc. (Brazil)*	2,433	2,882,132
Next PLC (United Kingdom)	2,211	193,874
Vipshop Holdings Ltd. (China), ADR*	10,733	177,094

		14,290,984

Building Products — 0.1%
AGC, Inc. (Japan)	3,600	129,513
Assa Abloy AB (Sweden) (Class B Stock)	18,297	439,804
Builders FirstSource, Inc.*(a)	900	122,400
Carrier Global Corp.(a)	24,000	1,193,040
Cie de Saint-Gobain (France)	8,815	536,714
Johnson Controls International PLC	4,731	322,370
Nibe Industrier AB (Sweden) (Class B Stock)	32,585	309,830
Trane Technologies PLC	1,121	214,403

		3,268,074

Capital Markets — 0.9%
3i Group PLC (United Kingdom)	71,421	1,770,309
Affiliated Managers Group, Inc.	700	104,923
Ameriprise Financial, Inc.	796	264,399
Amundi SA (France), 144A	1,780	105,160
Bank of New York Mellon Corp. (The)	25,600	1,139,712
Daiwa Securities Group, Inc. (Japan)	25,300	130,371
Deutsche Bank AG (Germany)	161,846	1,701,450
Deutsche Boerse AG (Germany)	4,032	744,366
Goldman Sachs Group, Inc. (The)	4,233	1,365,312
Hargreaves Lansdown PLC (United Kingdom)	11,778	122,094
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	35,357	1,339,642
IG Group Holdings PLC (United Kingdom)	33,932	291,946
Intercontinental Exchange, Inc.	7,400	836,792
Invesco Ltd.	54,000	907,740
Janus Henderson Group PLC	6,200	168,950
Julius Baer Group Ltd. (Switzerland)	6,388	403,131
LPL Financial Holdings, Inc.	3,400	739,262
Macquarie Group Ltd. (Australia)	24,016	2,857,612
Moody’s Corp.	4,209	1,463,553
Morgan Stanley	6,700	572,180
S&P Global, Inc.	5,445	2,182,846
Singapore Exchange Ltd. (Singapore)	144,900	1,031,863
State Street Corp.	13,700	1,002,566

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
UBS Group AG (Switzerland)	49,881	$1,011,021
Virtu Financial, Inc. (Class A Stock)	43,900	750,251

		23,007,451

Chemicals — 0.4%
Arkema SA (France)	1,200	113,156
Celanese Corp.	3,200	370,560
Eastman Chemical Co.	1,754	146,845
Ecolab, Inc.	3,900	728,091
Linde PLC	6,507	2,479,687
LyondellBasell Industries NV (Class A Stock)	12,400	1,138,692
Mosaic Co. (The)	8,000	280,000
Nitto Denko Corp. (Japan)	6,500	482,467
Nutrien Ltd. (Canada)	7,552	445,852
PPG Industries, Inc.	10,020	1,485,966
Sherwin-Williams Co. (The)	1,300	345,176
Shin-Etsu Chemical Co. Ltd. (Japan)	35,500	1,186,337
Solvay SA (Belgium)	18,406	2,058,159
UPL Ltd. (India)	37,580	315,600
Yara International ASA (Brazil)(a)	2,886	101,968

		11,678,556

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	229,816	2,209,813
Copart, Inc.*	11,600	1,058,036
Dai Nippon Printing Co. Ltd. (Japan)	50,800	1,443,006
Serco Group PLC (United Kingdom)	103,685	205,126
Waste Management, Inc.	2,500	433,550

		5,349,531

Communications Equipment — 0.1%
Arista Networks, Inc.*	4,200	680,652
Cisco Systems, Inc.	56,158	2,905,615

		3,586,267

Construction & Engineering — 0.2%
AECOM	2,200	186,318
Eiffage SA (France)	7,938	828,796
Vinci SA (France)	28,287	3,286,819
WillScot Mobile Mini Holdings Corp.*	6,913	330,372

		4,632,305

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	43,500	115,735
Heidelberg Materials AG (Germany)	2,360	194,083
Holcim AG*	10,010	674,747
Martin Marietta Materials, Inc.	1,838	848,586
Vulcan Materials Co.	2,580	581,635

		2,414,786

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	32,400	289,426
American Express Co.	4,885	850,967

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Synchrony Financial	27,000	$915,840

		2,056,233

Consumer Staples Distribution & Retail — 0.6%
Albertson’s Cos., Inc. (Class A Stock)	4,300	93,826
BIM Birlesik Magazalar A/S (Turkey)	26,241	171,933
Carrefour SA (France)	15,546	294,608
Coles Group Ltd. (Australia)	106,781	1,311,152
Costco Wholesale Corp.	5,090	2,740,354
Dollar General Corp.	1,027	174,364
Endeavour Group Ltd. (Australia)	57,845	243,451
J Sainsbury PLC (United Kingdom)	81,948	280,137
Kesko OYJ (Finland) (Class B Stock)	18,289	344,423
Koninklijke Ahold Delhaize NV (Netherlands)	80,529	2,745,477
Kroger Co. (The)	12,900	606,300
Loblaw Cos. Ltd. (Canada)	5,131	469,740
Performance Food Group Co.*	2,465	148,492
Seven & i Holdings Co. Ltd. (Japan)	5,400	233,292
Target Corp.	700	92,330
Tesco PLC (United Kingdom)	381,566	1,203,668
US Foods Holding Corp.*	14,400	633,600
Walgreens Boots Alliance, Inc.	3,100	88,319
Wal-Mart de Mexico SAB de CV (Mexico)	98,680	391,388
Walmart, Inc.	9,731	1,529,518
Woolworths Group Ltd. (Australia)	22,051	584,268

		14,380,640

Containers & Packaging — 0.0%
Berry Global Group, Inc.	3,600	231,624
Transcontinental, Inc. (Canada) (Class A Stock)	13,128	145,278
Westrock Co.	7,500	218,025

		594,927

Distributors — 0.0%
Genuine Parts Co.	700	118,461
LKQ Corp.	16,300	949,801

		1,068,262

Diversified Consumer Services — 0.0%
Service Corp. International	1,790	115,616

Diversified REITs — 0.2%
Charter Hall Group (Australia)	20,174	144,624
Essential Properties Realty Trust, Inc.	135,039	3,178,818
GPT Group (The) (Australia)	91,632	253,554
Nomura Real Estate Master Fund, Inc. (Japan)	448	516,716
Stockland (Australia)	43,363	116,572

		4,210,284

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	119,713	1,909,422
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	340,520	416,025
Deutsche Telekom AG (Germany)	26,654	581,551
Elisa OYJ (Finland)	2,525	134,795

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Hellenic Telecommunications Organization SA (Greece)	19,464	$333,672
HKT Trust & HKT Ltd. (Hong Kong), UTS	440,000	512,324
Koninklijke KPN NV (Netherlands)	540,595	1,929,910
Proximus SADP (Belgium)	58,610	437,070
Swisscom AG (Switzerland)	476	297,091
Telefonica Deutschland Holding AG (Germany)	559,072	1,573,515
Telkom Indonesia Persero Tbk PT (Indonesia)	1,902,500	508,962
Telstra Group Ltd. (Australia)	69,912	200,556
Verizon Communications, Inc.	19,941	741,606

		9,576,499

Electric Utilities — 0.3%
CK Infrastructure Holdings Ltd. (Hong Kong)	20,000	106,082
Constellation Energy Corp.	2,022	185,114
Duke Energy Corp.	7,500	673,050
Edison International	5,400	375,030
Endesa SA (Spain)	13,117	281,853
Enel SpA (Italy)	148,157	998,938
Entergy Corp.	9,500	925,015
Exelon Corp.	5,600	228,144
FirstEnergy Corp.	10,100	392,688
Iberdrola SA (Spain)	56,377	736,216
NextEra Energy, Inc.	19,212	1,425,530
NRG Energy, Inc.	26,500	990,835
PG&E Corp.*	28,859	498,683
Power Assets Holdings Ltd. (Hong Kong)	35,500	186,357
SSE PLC (United Kingdom)	19,946	467,736
Terna - Rete Elettrica Nazionale (Italy)	25,233	215,216
Verbund AG (Austria)	1,460	117,130

		8,803,617

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	74,397	2,926,841
Acuity Brands, Inc.	3,500	570,780
AMETEK, Inc.	408	66,047
Eaton Corp. PLC	4,594	923,853
Emerson Electric Co.	4,200	379,638
Fuji Electric Co. Ltd. (Japan)	2,700	118,868
Legrand SA (France)	4,920	488,083
Mitsubishi Electric Corp. (Japan)	34,500	487,721
Prysmian SpA (Italy)	5,481	229,236
Rockwell Automation, Inc.	1,700	560,065
Schneider Electric SE	15,939	2,895,745
Vertiv Holdings Co.	50,500	1,250,885

		10,897,762

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	848	72,038
Corning, Inc.	5,300	185,712
Hirose Electric Co. Ltd. (Japan)	5,400	718,926
Hon Hai Precision Industry Co. Ltd. (Taiwan)	148,000	538,089

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Jabil, Inc.	2,800	$302,204
Keyence Corp. (Japan)	4,332	2,058,379
Keysight Technologies, Inc.*	2,300	385,135
Samsung SDI Co. Ltd. (South Korea)	2,644	1,350,118
Shimadzu Corp. (Japan)	27,800	859,259
TD SYNNEX Corp.	2,300	216,200
Vontier Corp.	5,600	180,376
Yokogawa Electric Corp. (Japan)	89,100	1,649,342

		8,515,778

Energy Equipment & Services — 0.1%
Baker Hughes Co.	13,589	429,548
Halliburton Co.	33,000	1,088,670
Schlumberger NV	16,315	801,393

		2,319,611

Entertainment — 0.3%
Activision Blizzard, Inc.*	3,434	289,486
Capcom Co. Ltd. (Japan)	3,600	142,706
Electronic Arts, Inc.	9,300	1,206,210
Kingsoft Corp. Ltd. (China)	31,400	124,110
Konami Group Corp. (Japan)	2,700	141,591
NCSoft Corp. (South Korea)	755	170,022
NetEase, Inc. (China), ADR	5,302	512,650
Netflix, Inc.*	5,900	2,598,891
Nintendo Co. Ltd. (Japan)	19,700	898,090
Toho Co. Ltd. (Japan)	16,600	632,286
Walt Disney Co. (The)*	5,400	482,112

		7,198,154

Financial Services — 0.7%
Adyen NV (Netherlands), 144A*	331	573,182
Berkshire Hathaway, Inc. (Class B Stock)*	12,300	4,194,300
EXOR NV (Netherlands)	1,650	147,303
Fidelity National Information Services, Inc.	19,400	1,061,180
Fiserv, Inc.*	800	100,920
Investor AB (Sweden) (Class A Stock)	13,140	262,975
Mastercard, Inc. (Class A Stock)	10,260	4,035,258
ORIX Corp. (Japan)	97,800	1,783,500
PayPal Holdings, Inc.*	21,200	1,414,676
Shift4 Payments, Inc. (Class A Stock)*(a)	2,195	149,063
Visa, Inc. (Class A Stock)(a)	13,790	3,274,849

		16,997,206

Food Products — 0.5%
Archer-Daniels-Midland Co.	14,100	1,065,396
Associated British Foods PLC (United Kingdom)	6,162	156,040
AVI Ltd. (South Africa)	39,571	142,889
General Mills, Inc.	629	48,244
Gruma SAB de CV (Mexico) (Class B Stock)	15,841	254,361
Hershey Co. (The)	6,289	1,570,363
Lamb Weston Holdings, Inc.	8,157	937,647
McCormick & Co., Inc.	1,334	116,365

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	17,692	$1,290,455
Mowi ASA (Norway)	45,816	726,918
Nestle SA	38,723	4,658,052
Orkla ASA (Norway)	14,447	103,880
Viscofan SA (Spain)	1,908	131,880
WH Group Ltd. (Hong Kong), 144A	442,500	235,664
Wilmar International Ltd. (China)	570,800	1,608,066

		13,046,220

Gas Utilities — 0.1%
APA Group (Australia), UTS	37,897	245,192
Enagas SA (Spain)	5,612	110,296
Naturgy Energy Group SA (Spain)	4,200	125,204
Tokyo Gas Co. Ltd. (Japan)	38,000	829,070
UGI Corp.	31,100	838,767

		2,148,529

Ground Transportation — 0.1%
CSX Corp.	25,300	862,730
Norfolk Southern Corp.	2,523	572,116
Ryder System, Inc.	1,100	93,269
TFI International, Inc. (Canada)	950	108,262
Uber Technologies, Inc.*	45,652	1,970,797
Union Pacific Corp.	1,220	249,636

		3,856,810

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	21,885	2,385,902
Align Technology, Inc.*	700	247,548
Baxter International, Inc.	18,700	851,972
Becton, Dickinson & Co.	400	105,604
Boston Scientific Corp.*	26,600	1,438,794
Cochlear Ltd. (Australia)	1,248	191,204
DENTSPLY SIRONA, Inc.	2,900	116,058
Dexcom, Inc.*	1,100	141,361
Edwards Lifesciences Corp.*	9,000	848,970
Enovis Corp.*	1,900	121,828
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	14,362	216,259
IDEXX Laboratories, Inc.*	1,100	552,453
Intuitive Surgical, Inc.*	2,900	991,626
Medtronic PLC	1,700	149,770
Olympus Corp. (Japan)	35,800	566,548
Zimmer Biomet Holdings, Inc.	9,300	1,354,080

		10,279,977

Health Care Providers & Services — 0.6%
Cardinal Health, Inc.(a)	11,700	1,106,469
Centene Corp.*	5,200	350,740
Cigna Group (The)	5,129	1,439,197
CVS Health Corp.	18,500	1,278,905
Elevance Health, Inc.	1,600	710,864
Encompass Health Corp.	12,100	819,291
Fresenius SE & Co. KGaA (Germany)	8,988	249,298
Humana, Inc.	2,500	1,117,825
Medipal Holdings Corp. (Japan)	71,500	1,169,117
Molina Healthcare, Inc.*	421	126,822

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Odontoprev SA (Brazil)	69,300	$179,611
Sonic Healthcare Ltd. (Australia)	110,958	2,638,765
UnitedHealth Group, Inc.	8,342	4,009,499

		15,196,403

Health Care REITs — 1.0%
Community Healthcare Trust, Inc.	81,362	2,686,573
Healthpeak Properties, Inc.	15,900	319,590
Omega Healthcare Investors, Inc.(a)	125,892	3,863,625
Ventas, Inc.	127,787	6,040,492
Welltower, Inc.	157,122	12,709,599

		25,619,879

Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc.	146,004	2,206,121
Host Hotels & Resorts, Inc.	148,404	2,497,639

		4,703,760

Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	23,590	877,818
Airbnb, Inc. (Class A Stock)*	900	115,344
Amadeus IT Group SA (Spain)*	11,339	863,469
Aristocrat Leisure Ltd. (Australia)	14,636	378,675
Booking Holdings, Inc.*	300	810,099
Boyd Gaming Corp.	728	50,501
Chipotle Mexican Grill, Inc.*	695	1,486,605
Churchill Downs, Inc.	1,090	151,695
Compass Group PLC (United Kingdom)	76,105	2,131,180
Darden Restaurants, Inc.(a)	3,646	609,174
DoorDash, Inc. (Class A Stock)*	7,600	580,792
DraftKings, Inc. (Class A Stock)*	3,800	100,966
Flutter Entertainment PLC (Australia)*	610	122,769
Genting Singapore Ltd. (Singapore)	180,000	125,510
Hilton Worldwide Holdings, Inc.	4,300	625,865
InterContinental Hotels Group PLC (United Kingdom)	3,723	257,358
La Francaise des Jeux SAEM (France), 144A	2,799	110,165
Las Vegas Sands Corp.*	4,700	272,600
Lottery Corp. Ltd. (The) (Australia)	80,220	275,015
Marriott International, Inc. (Class A Stock)	9,630	1,768,935
McDonald’s Corp.	5,428	1,619,769
Oriental Land Co. Ltd. (Japan)	44,600	1,738,775
Sodexo SA (France)	8,148	897,236
Starbucks Corp.	12,000	1,188,720
Whitbread PLC (United Kingdom)	53,117	2,286,507
Yum China Holdings, Inc. (China)	3,766	212,779

		19,658,321

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	23,037	121,076
Berkeley Group Holdings PLC (United Kingdom)	2,457	122,481
Lennar Corp. (Class A Stock)	2,000	250,620
Open House Group Co. Ltd. (Japan)	2,900	104,694

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Panasonic Holdings Corp. (Japan)	207,000	$2,538,220
PulteGroup, Inc.	5,400	419,472
Sony Group Corp. (Japan)	4,900	442,324
Toll Brothers, Inc.	1,886	149,126

		4,148,013

Household Products — 0.3%
Clorox Co. (The)	201	31,967
Colgate-Palmolive Co.	17,200	1,325,088
Essity AB (Sweden) (Class B Stock)	77,346	2,059,854
Henkel AG & Co. KGaA (Germany)	2,661	187,319
Kimberly-Clark Corp.	3,600	497,016
Procter & Gamble Co. (The)	18,700	2,837,538
Reckitt Benckiser Group PLC (United Kingdom)	16,633	1,249,984

		8,188,766

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	26,500	549,345
Meridian Energy Ltd. (New Zealand)	33,800	116,393
RWE AG (Germany)	11,700	509,843
Vistra Corp.	11,000	288,750

		1,464,331

Industrial Conglomerates — 0.4%
3M Co.	10,700	1,070,963
General Electric Co.	16,476	1,809,889
Hitachi Ltd. (Japan)	7,800	484,977
Honeywell International, Inc.	1,300	269,750
Jardine Cycle & Carriage Ltd. (Singapore)	4,800	123,773
Jardine Matheson Holdings Ltd. (Hong Kong)	37,400	1,896,562
Lifco AB (Sweden) (Class B Stock)	6,240	135,893
Siemens AG (Germany)	24,656	4,110,176
Smiths Group PLC (United Kingdom)	19,549	408,999

		10,310,982

Industrial REITs — 1.1%
Americold Realty Trust, Inc.	149,494	4,828,656
CapitaLand Ascendas REIT (Singapore)	62,100	125,341
First Industrial Realty Trust, Inc.	15,594	820,868
Goodman Group (Australia)	45,828	616,058
Prologis, Inc.	153,843	18,865,767
Rexford Industrial Realty, Inc.	80,853	4,222,144
Warehouses De Pauw CVA (Belgium)	4,452	122,264

		29,601,098

Insurance — 1.1%
Ageas SA/NV (Belgium)	2,898	117,483
AIA Group Ltd. (Hong Kong)	48,000	487,512
Allianz SE (Germany)	1,104	257,148
Allstate Corp. (The)	9,000	981,360
American International Group, Inc.	20,900	1,202,586
Aon PLC (Class A Stock)	1,700	586,840
Assicurazioni Generali SpA (Italy)	78,330	1,592,917
AUB Group Ltd. (Australia)	7,110	139,842

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
AXA SA (France)	100,341	$2,965,209
Axis Capital Holdings Ltd.	6,022	324,164
Baloise Holding AG (Switzerland)	5,909	869,167
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	245,400	637,098
Chubb Ltd.	6,792	1,307,868
Dai-ichi Life Holdings, Inc. (Japan)	16,900	321,436
Fairfax Financial Holdings Ltd. (Canada)	721	540,057
Helvetia Holding AG (Switzerland)	840	113,849
iA Financial Corp., Inc. (Canada)	4,006	272,913
Legal & General Group PLC (United Kingdom)	108,864	315,194
Loews Corp.	1,800	106,884
Manulife Financial Corp. (Canada)	26,622	503,200
Marsh & McLennan Cos., Inc.	6,572	1,236,062
Medibank Private Ltd. (Australia)	479,483	1,126,294
MetLife, Inc.	20,300	1,147,559
MS&AD Insurance Group Holdings, Inc. (Japan)	7,700	272,675
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,624	2,111,321
NN Group NV (Netherlands)	5,060	187,309
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	93,000	593,983
Progressive Corp. (The)	2,056	272,153
Reinsurance Group of America, Inc.	900	124,821
RenaissanceRe Holdings Ltd. (Bermuda)	969	180,738
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,908	507,462
Sompo Holdings, Inc. (Japan)	37,500	1,682,597
Suncorp Group Ltd. (Australia)	23,544	211,548
Swiss Life Holding AG (Switzerland)	3,511	2,056,347
Talanx AG (Germany)	2,020	115,969
Tokio Marine Holdings, Inc. (Japan)	43,100	993,609
Unum Group	17,000	810,900

		27,274,074

Interactive Media & Services — 0.8%
Alphabet, Inc. (Class A Stock)*	55,418	6,633,534
Alphabet, Inc. (Class C Stock)*	41,600	5,032,352
Meta Platforms, Inc. (Class A Stock)*	24,014	6,891,538
Moneysupermarket.com Group PLC (United Kingdom)	60,232	207,206
Scout24 SE (Germany), 144A	2,040	129,266
Tencent Holdings Ltd. (China)	20,100	852,264

		19,746,160

IT Services — 0.4%
Accenture PLC (Class A Stock)	7,943	2,451,051
Akamai Technologies, Inc.*	7,400	665,038
CGI, Inc. (Canada)*	3,296	347,576
Cognizant Technology Solutions Corp. (Class A Stock)	6,800	443,904
Fujitsu Ltd. (Japan)	3,000	388,449
Gartner, Inc.*	176	61,655

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
International Business Machines Corp.	3,529	$472,215
MongoDB, Inc.*	2,600	1,068,574
NEC Corp. (Japan)	41,500	2,013,269
Tata Consultancy Services Ltd. (India)	3,063	123,768
TIS, Inc. (Japan)	11,100	278,114
Wix.com Ltd. (Israel)*	23,500	1,838,640

		10,152,253

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	8,400	194,522
Sankyo Co. Ltd. (Japan)	11,200	453,000

		647,522

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	5,600	673,400
Danaher Corp.	2,479	594,960
IQVIA Holdings, Inc.*	900	202,293
Lonza Group AG (Switzerland)	2,080	1,243,243
Mettler-Toledo International, Inc.*	350	459,074
Thermo Fisher Scientific, Inc.	4,500	2,347,875
West Pharmaceutical Services, Inc.	700	267,729

		5,788,574

Machinery — 0.8%
AGCO Corp.	2,900	381,118
Alfa Laval AB (Sweden)	5,475	199,715
Allison Transmission Holdings, Inc.	4,000	225,840
Atlas Copco AB (Sweden) (Class A Stock)	131,229	1,894,538
Atlas Copco AB (Sweden) (Class B Stock)	31,189	388,880
Caterpillar, Inc.	3,352	824,760
CNH Industrial NV (United Kingdom)	39,574	570,760
Daimler Truck Holding AG (Germany)	19,830	714,716
Deere & Co.	4,839	1,960,714
Doosan Bobcat, Inc. (South Korea)	7,755	346,649
Dover Corp.	5,300	782,545
Epiroc AB (Sweden) (Class A Stock)	11,608	219,877
Fortive Corp.	2,772	207,262
GEA Group AG (Germany)	62,968	2,636,223
Hitachi Construction Machinery Co. Ltd. (Japan)	4,200	118,094
Indutrade AB (Sweden)	5,324	120,165
Komatsu Ltd. (Japan)	17,000	459,816
Kone OYJ (Finland) (Class B Stock)	6,060	316,602
Metso OYJ (Finland)	11,845	142,930
Mitsubishi Heavy Industries Ltd. (Japan)	5,900	275,561
OSG Corp. (Japan)	21,600	310,079
PACCAR, Inc.	7,900	660,835
Parker-Hannifin Corp.	3,242	1,264,510
Rational AG (Germany)	168	121,649
Schindler Holding AG (Switzerland) (Part. Cert.)	754	177,044
SKF AB (Sweden) (Class B Stock)	7,084	123,442
Timken Co. (The)	2,700	247,131
Toro Co. (The)	532	54,078
Volvo AB (Sweden) (Class B Stock)	150,216	3,108,724

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Wartsila OYJ Abp (Finland)	10,899	$122,897
Xylem, Inc.	5,800	653,196

		19,630,350

Marine Transportation — 0.0%
Kirby Corp.*	737	56,712
SITC International Holdings Co. Ltd. (China)	329,000	602,455

		659,167

Media — 0.3%
Charter Communications, Inc. (Class A Stock)*	800	293,896
Comcast Corp. (Class A Stock)	32,000	1,329,600
Hakuhodo DY Holdings, Inc. (Japan)	82,500	870,860
Informa PLC (United Kingdom)	220,180	2,032,961
Liberty Broadband Corp. (Class A Stock)*	1,900	151,487
Liberty Broadband Corp. (Class C Stock)*	4,700	376,517
Publicis Groupe SA (France)	25,409	2,039,231

		7,094,552

Metals & Mining — 0.7%
ArcelorMittal SA (Luxembourg)	62,378	1,701,930
Barrick Gold Corp. (Canada)	3,445	58,324
BHP Group Ltd. (Australia)	140,333	4,218,685
BlueScope Steel Ltd. (Australia)	149,156	2,052,808
Boliden AB (Sweden)	5,168	149,759
Fortescue Metals Group Ltd. (Australia)	66,820	991,524
Glencore PLC (Australia)	375,914	2,131,390
JFE Holdings, Inc. (Japan)	9,200	131,528
Nippon Steel Corp. (Japan)	107,200	2,243,619
Norsk Hydro ASA (Norway)	24,559	146,403
Pilbara Minerals Ltd. (Australia)	47,164	155,012
Rio Tinto Ltd. (Australia)	7,760	594,258
Rio Tinto PLC (Australia)	31,650	2,011,348
South32 Ltd. (Australia)	99,352	250,128
Steel Dynamics, Inc.	1,600	174,288
United States Steel Corp.	35,800	895,358
Vale SA (Brazil)	17,700	237,875
voestalpine AG (Austria)	3,100	111,403

		18,255,640

Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	6,202	180,788
Centrica PLC (United Kingdom)	99,242	156,479
E.ON SE (Germany)	271,535	3,468,698
Engie SA (France)	141,620	2,358,387
NiSource, Inc.	41,630	1,138,581
Sempra Energy	7,500	1,091,925

		8,394,858

Office REITs — 0.3%
Alexandria Real Estate Equities, Inc.	2,373	269,312
Boston Properties, Inc.(a)	72,529	4,176,945
Hudson Pacific Properties, Inc.	95,900	404,698

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Office REITs (cont’d.)
Kilroy Realty Corp.	84,420	$2,540,198

		7,391,153

Oil, Gas & Consumable Fuels — 1.2%
BP PLC (United Kingdom)	613,734	3,573,392
Canadian Natural Resources Ltd. (Canada)	2,034	114,355
Cenovus Energy, Inc. (Canada)	19,448	330,311
Cheniere Energy, Inc.	3,800	578,968
Chevron Corp.	11,131	1,751,463
China Petroleum & Chemical Corp. (China) (Class H Stock)	960,000	564,423
ConocoPhillips	19,646	2,035,522
Eni SpA (Italy)	94,190	1,355,996
Equinor ASA (Norway)	77,648	2,261,022
Exxon Mobil Corp.	45,077	4,834,508
Hess Corp.	3,358	456,520
HF Sinclair Corp.	2,200	98,142
LUKOIL PJSC (Russia)^	7,425	—
Marathon Oil Corp.	14,000	322,280
Marathon Petroleum Corp.	8,200	956,120
OMV AG (Austria)	2,877	122,164
ONEOK, Inc.	1,700	104,924
PDC Energy, Inc.	1,396	99,312
Petroleo Brasileiro SA (Brazil), ADR	27,929	386,258
Phillips 66	1,800	171,684
Pioneer Natural Resources Co.	1,561	323,408
Repsol SA (Spain)	63,548	924,242
Shell PLC (Netherlands)	163,336	4,872,588
Southwestern Energy Co.*	118,700	713,387
Suncor Energy, Inc. (Canada)	12,115	355,380
TotalEnergies SE (France)	55,685	3,196,577
TotalEnergies SE (France), ADR	1,224	70,551
Valero Energy Corp.	5,544	650,311
Williams Cos., Inc. (The)	9,407	306,951

		31,530,759

Passenger Airlines — 0.2%
Air Canada (Canada)*	18,330	345,776
Alaska Air Group, Inc.*	8,400	446,712
Deutsche Lufthansa AG (Germany)*	177,243	1,817,370
Japan Airlines Co. Ltd. (Japan)	62,000	1,344,374
Qantas Airways Ltd. (Australia)*	59,885	248,170
Singapore Airlines Ltd. (Singapore)	26,100	138,279
United Airlines Holdings, Inc.*	17,000	932,790

		5,273,471

Personal Care Products — 0.4%
Amorepacific Corp. (South Korea)	2,012	149,764
Kao Corp. (Japan)	11,600	420,963
L’Oreal SA (France)	11,552	5,388,732
Unilever PLC (United Kingdom)	72,545	3,777,725

		9,737,184

Pharmaceuticals — 2.3%
Astellas Pharma, Inc. (Japan)	82,000	1,221,183
AstraZeneca PLC (United Kingdom)	30,077	4,311,667

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom), ADR	7,661	$548,298
Bayer AG (Germany)	18,470	1,022,408
Bristol-Myers Squibb Co.	40,987	2,621,119
Chugai Pharmaceutical Co. Ltd. (Japan)	19,400	552,493
Daiichi Sankyo Co. Ltd. (Japan)	35,449	1,126,366
Elanco Animal Health, Inc.*	28,500	286,710
Eli Lilly & Co.	6,114	2,867,344
GSK PLC	186,245	3,300,739
Ipsen SA (France)	18,034	2,170,866
Johnson & Johnson	25,500	4,220,760
Kyowa Kirin Co. Ltd. (Japan)	6,000	111,212
Merck & Co., Inc.	27,066	3,123,146
Novartis AG (Switzerland)	59,401	5,988,775
Novo Nordisk A/S (Denmark), ADR	1,130	182,868
Novo Nordisk A/S (Denmark) (Class B Stock)	52,723	8,516,865
Ono Pharmaceutical Co. Ltd. (Japan)	34,700	626,107
Otsuka Holdings Co. Ltd. (Japan)	18,900	693,283
Pfizer, Inc.	31,100	1,140,748
Roche Holding AG	22,059	6,738,364
Sanofi	48,597	5,231,748
Santen Pharmaceutical Co. Ltd. (Japan)	48,900	416,494
Shionogi & Co. Ltd. (Japan)	43,400	1,830,588

		58,850,151

Professional Services — 0.2%
Automatic Data Processing, Inc.	5,200	1,142,908
BayCurrent Consulting, Inc. (Japan)	3,400	127,847
Clarivate PLC*	23,800	226,814
Concentrix Corp.	8,400	678,300
Dun & Bradstreet Holdings, Inc.	9,600	111,072
KBR, Inc.	1,554	101,103
Leidos Holdings, Inc.	3,900	345,072
Paylocity Holding Corp.*	700	129,171
Verisk Analytics, Inc.	900	203,427
Wolters Kluwer NV (Netherlands)	10,029	1,273,417

		4,339,131

Real Estate Management & Development — 0.1%
Capitaland India Trust (Singapore), UTS	166,300	140,470
Mitsui Fudosan Co. Ltd. (Japan)	16,400	326,875
NEPI Rockcastle NV (Romania)	24,861	145,499
New World Development Co. Ltd. (Hong Kong)	37,000	91,447
Nomura Real Estate Holdings, Inc. (Japan)	35,400	841,622
Sino Land Co. Ltd. (Hong Kong)	84,000	103,413
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	22,000	110,382
Zillow Group, Inc. (Class A Stock)*	7,400	364,080
Zillow Group, Inc. (Class C Stock)*	11,800	593,068

		2,716,856

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Residential REITs — 1.5%
American Homes 4 Rent (Class A Stock)	11,338	$401,932
Apartment Income REIT Corp.	104,885	3,785,300
AvalonBay Communities, Inc.	251	47,507
Camden Property Trust	26,016	2,832,362
Canadian Apartment Properties REIT (Canada)	5,267	202,211
Equity LifeStyle Properties, Inc.	23,835	1,594,323
Equity Residential	150,612	9,935,874
Independence Realty Trust, Inc.	170,560	3,107,603
Invitation Homes, Inc.(a)	40,100	1,379,440
Sun Communities, Inc.	44,289	5,777,943
UDR, Inc.(a)	88,272	3,792,165
Veris Residential, Inc.*	301,557	4,839,990

		37,696,650

Retail REITs — 0.9%
Brixmor Property Group, Inc.	132,081	2,905,782
NETSTREIT Corp.	103,253	1,845,131
Realty Income Corp.	97,588	5,834,787
Regency Centers Corp.	14,657	905,363
Scentre Group (Australia)	58,040	102,644
Simon Property Group, Inc.	38,883	4,490,209
SITE Centers Corp.	262,615	3,471,770
Spirit Realty Capital, Inc.(a)	90,911	3,580,075
Unibail-Rodamco-Westfield (France)*	2,268	119,624
Vicinity Ltd. (Australia)	77,620	95,591

		23,350,976

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.*	5,334	607,596
Allegro MicroSystems, Inc. (Japan)*	4,500	203,130
Applied Materials, Inc.	5,226	755,366
ASM International NV (Netherlands)	3,833	1,627,508
ASML Holding NV (Netherlands) (SGMX)	11,162	8,096,117
ASML Holding NV (Netherlands) (XNGS)	585	423,979
Broadcom, Inc.	4,637	4,022,273
First Solar, Inc.*	2,600	494,234
Infineon Technologies AG (Germany)	70,959	2,922,251
Intel Corp.	6,000	200,640
Lam Research Corp.	3,249	2,088,652
Lattice Semiconductor Corp.*	1,093	105,005
Marvell Technology, Inc.	20,000	1,195,600
Novatek Microelectronics Corp. (Taiwan)	17,000	233,413
NVIDIA Corp.	23,968	10,138,944
NXP Semiconductors NV (China)	5,180	1,060,242
Qorvo, Inc.*	5,800	591,774
QUALCOMM, Inc.	12,300	1,464,192
Renesas Electronics Corp. (Japan)*	120,600	2,276,001
Rohm Co. Ltd. (Japan)	2,900	274,700
Skyworks Solutions, Inc.	8,000	885,520
STMicroelectronics NV (Singapore)	51,165	2,551,773
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	43,428	4,382,754
Texas Instruments, Inc.	2,700	486,054

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Universal Display Corp.	296	$42,663

		47,130,381

Software — 1.7%
Adobe, Inc.*	5,900	2,885,042
ANSYS, Inc.*	300	99,081
Cadence Design Systems, Inc.*	965	226,312
Check Point Software Technologies Ltd. (Israel)*	5,219	655,611
Constellation Software, Inc. (Canada)	309	640,219
Dassault Systemes SE (France)	32,877	1,456,812
Dynatrace, Inc.*	17,500	900,725
HubSpot, Inc.*	2,043	1,087,060
Intuit, Inc.	717	328,522
Microsoft Corp.	71,098	24,211,713
NCR Corp.*	33,200	836,640
Nice Ltd. (Israel)*	702	144,484
Oracle Corp.	6,467	770,155
Palo Alto Networks, Inc.*	3,399	868,478
Roper Technologies, Inc.	500	240,400
Salesforce, Inc.*	11,200	2,366,112
SAP SE (Germany)	3,508	479,219
ServiceNow, Inc.*	2,700	1,517,319
Teradata Corp.*	10,800	576,828
WiseTech Global Ltd. (Australia)	34,973	1,875,891
Workday, Inc. (Class A Stock)*	5,200	1,174,628
Xero Ltd. (New Zealand)*	10,689	856,402
Zoom Video Communications, Inc. (Class A Stock)*	2,600	176,488

		44,374,141

Specialized REITs — 1.8%
American Tower Corp.	3,700	717,578
CubeSmart	59,327	2,649,544
Digital Realty Trust, Inc.	96,282	10,963,631
Equinix, Inc.	15,651	12,269,445
Gaming & Leisure Properties, Inc.	3,077	149,111
Iron Mountain, Inc.	16,500	937,530
Life Storage, Inc.	52,051	6,920,701
Public Storage	16,301	4,757,936
SBA Communications Corp.	157	36,386
VICI Properties, Inc.	166,527	5,233,944
Weyerhaeuser Co.	18,800	629,988

		45,265,794

Specialty Retail — 0.5%
AutoZone, Inc.*	60	149,602
Fast Retailing Co. Ltd. (Japan)	1,300	333,417
Home Depot, Inc. (The)	5,300	1,646,392
Industria de Diseno Textil SA (Spain)	79,403	3,079,868
JD Sports Fashion PLC (United Kingdom)	1,026,327	1,906,502
Lowe’s Cos., Inc.	11,559	2,608,866
O’Reilly Automotive, Inc.*	400	382,120
Ross Stores, Inc.	900	100,917
TJX Cos., Inc. (The)	14,266	1,209,614
Ulta Beauty, Inc.*	2,335	1,098,840

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
ZOZO, Inc. (Japan)	18,600	$385,850

		12,901,988

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	134,813	26,149,678
Canon, Inc. (Japan)(a)	46,600	1,224,957
FUJIFILM Holdings Corp. (Japan)	41,300	2,460,785
Hewlett Packard Enterprise Co.	60,200	1,011,360
Ricoh Co. Ltd. (Japan)	13,800	117,602
Samsung Electronics Co. Ltd. (South Korea)	20,404	1,123,511
Seagate Technology Holdings PLC	747	46,217
Seiko Epson Corp. (Japan)	45,900	716,599

		32,850,709

Textiles, Apparel & Luxury Goods — 1.1%
Brunello Cucinelli SpA (Italy)	11,608	1,022,027
Burberry Group PLC (United Kingdom)	19,861	535,919
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	24,789	4,210,858
Hermes International (France)	3,376	7,338,477
Lululemon Athletica, Inc.*	5,774	2,185,459
LVMH Moet Hennessy Louis Vuitton SE (France)	9,760	9,202,824
Moncler SpA (Italy)	17,547	1,214,038
NIKE, Inc. (Class B Stock)	2,100	231,777
On Holding AG (Switzerland) (Class A Stock)*(a)	36,121	1,191,993
Pandora A/S (Denmark)	1,420	126,922
Skechers USA, Inc. (Class A Stock)*	14,100	742,506

		28,002,800

Tobacco — 0.3%
Altria Group, Inc.	9,600	434,880
British American Tobacco PLC (United Kingdom)	111,619	3,708,591
Imperial Brands PLC (United Kingdom)	48,526	1,074,097
Japan Tobacco, Inc. (Japan)(a)	126,700	2,775,489
Philip Morris International, Inc.	7,600	741,912

		8,734,969

Trading Companies & Distributors — 0.5%
Ashtead Group PLC (United Kingdom)	33,674	2,334,649
Core & Main, Inc. (Class A Stock)*	1,582	49,580
Howden Joinery Group PLC (United Kingdom)	48,546	396,639
IMCD NV (Netherlands)	1,512	217,593
ITOCHU Corp. (Japan)	22,700	901,679
Marubeni Corp. (Japan)	27,100	461,893
Mitsubishi Corp. (Japan)	68,500	3,311,763
Mitsui & Co. Ltd. (Japan)	82,000	3,103,522
Sojitz Corp. (Japan)	14,300	316,463
Sumitomo Corp. (Japan)	7,900	167,598
Toromont Industries Ltd. (Canada)	4,014	329,756
Toyota Tsusho Corp. (Japan)	3,900	194,907
W.W. Grainger, Inc.	1,100	867,449

		12,653,491

	Shares	Value

COMMON STOCKS (continued)
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	875	$141,616

Water Utilities — 0.0%
American Water Works Co., Inc.	2,000	285,500

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	56,200	1,735,631
T-Mobile US, Inc.*	7,900	1,097,310
Vodafone Group PLC (United Kingdom)	218,124	205,654

		3,038,595

TOTAL COMMON STOCKS (cost $896,521,771)		947,787,260

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	1,113	126,832
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	16,634	2,066,420
Volkswagen AG (Germany) (PRFC)	3,321	446,584

		2,639,836

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	91,370	478,203

TOTAL PREFERRED STOCKS (cost $2,823,490)		3,118,039

	Units

RIGHTS* — 0.0%
Real Estate Management & Development
Capitaland India Trust (Singapore),expiring 07/17/23	20,063	1,221

(cost $0)

	Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS — 5.1%
Energy Select Sector SPDR Fund	125,500	10,186,835
Invesco Preferred ETF(a)	473,000	5,378,010
iShares 0-5 Year High Yield Corporate Bond ETF	10,000	414,500
iShares Core MSCI EAFE ETF	148,700	10,037,250
iShares Core S&P 500 ETF(a)	83,150	37,060,786
iShares Gold Trust*	85,500	3,111,345
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,000	540,700
iShares iBoxx High Yield Corporate Bond ETF(a)	59,000	4,429,130
iShares JP Morgan USD Emerging Markets Bond ETF(a)	80,100	6,931,854
iShares Latin America 40 ETF(a)	73,000	1,983,410
iShares MSCI EAFE ETF(a)	117,211	8,497,798
iShares Preferred & Income Securities ETF	10,000	309,300
iShares Russell 1000 Growth ETF	14,600	4,017,628
Vanguard Real Estate ETF(a)	19,300	1,612,708

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

		Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
Vanguard Short-Term Corporate Bond ETF(a)		151,000	$11,424,660
Vanguard Total Bond Market ETF		285,100	20,723,919
Vanguard Value ETF		32,200	4,575,620

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $125,220,230)			131,235,453

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.4%
Automobiles — 0.0%
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	100	99,444
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25	49	48,195
Ford Credit Auto Owner Trust,
Series 2023-01, Class C, 144A
5.580%	08/15/35	100	98,756
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	100	98,887
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A
1.420%	07/14/28	100	88,993
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	13	13,149
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	100	89,019

			536,443

Collateralized Loan Obligations — 2.3%
AGL CLO Ltd. (Cayman Islands),
Series 2020-06A, Class ER, 144A, 3 Month LIBOR + 6.500% (Cap N/A, Floor 6.500%)
11.750%(c)	07/20/34	210	193,495
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.460%(c)	10/20/34	2,000	1,950,592
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	10/17/32	250	245,974
Series 2021-04A, Class E, 144A, 3 Month LIBOR + 6.500% (Cap N/A, Floor 6.500%)
11.750%(c)	10/20/34	300	251,293
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.430%(c)	10/15/34	4,900	4,803,308

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.167%(c)	10/15/35	EUR	2,000	$2,109,099
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.305%(c)	08/26/32	EUR	2,000	2,131,416
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34		3,500	3,434,868
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class SUB, 144A
0.000%(cc)	04/20/34		650	462,656
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.478%(c)	10/26/34		600	585,723
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.359%(c)	04/25/31		2,494	2,465,834
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34		1,750	1,706,758
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34		4,750	4,655,912
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.500%(c)	10/17/34		4,550	4,441,528
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
6.480%(c)	10/20/34		500	485,088
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
6.503%(c)	10/23/34		1,000	981,102
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
6.510%(c)	10/15/34		1,000	980,541
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
6.480%(c)	07/15/34		2,750	2,677,000
Ocean Trails CLO Ltd. (Jersey),
Series 2023-14A, Class D, 144A, 3 Month SOFR + 5.820% (Cap N/A, Floor 5.820%)
10.600%(c)	01/20/35		110	110,084
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.549%(c)	10/30/30		205	203,620

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.440%(c)	10/15/34		2,000	$1,958,790
Series 2021-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.460%(c)	07/15/34		2,500	2,460,249
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.095%(c)	04/20/35		600	599,918
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	10/20/34		2,000	1,960,104
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.330%(c)	01/20/32		2,500	2,465,217
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.027%(c)	01/17/32	EUR	2,000	2,133,114
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.479%(c)	10/29/34		1,250	1,218,988
Series 2019-01A, Class ASNR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
6.538%(c)	08/16/34		2,750	2,688,125
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.251%(c)	07/25/34	EUR	1,250	1,328,438
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.167%(c)	07/15/34	EUR	2,500	2,692,245
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.460%(c)	10/20/34		2,750	2,669,164
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.403%(c)	07/24/32		750	740,740
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34		1,250	1,224,238

				59,015,221

Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		83	79,580
Series 2022-X01, Class A, 144A
1.750%	02/15/27		19	18,664

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	40	$38,615
Series 2022-A, Class A, 144A
1.710%	02/20/35	144	138,346
Lendmark Funding Trust,
Series 2021-02A, Class C, 144A
3.090%	04/20/32	100	80,226
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31	2	2,067
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A
5.500%	06/14/38	200	196,328
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	100	96,746
Series 2021-01, Class C, 144A
1.610%	09/25/30	100	92,716
Series 2021-01, Class D, 144A
2.040%	09/25/30	100	91,764
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	53	51,500

			886,552

Equipment — 0.0%
ITE Rail Fund Levered LP,
Series 2021-01A, Class A, 144A
2.250%	02/28/51	125	106,144

Home Equity Loans — 0.0%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
5.317%(c)	12/25/34	323	319,678
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	537	208,482

			528,160

Other — 0.0%
Sunnova Helios II Issuer LLC,
Series 2019-AA, Class C, 144A
5.320%	06/20/46	210	147,202

Student Loans — 0.0%
KeyCorp Student Loan Trust,
Series 2005-A, Class 2C, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
6.844%(c)	12/27/38	302	285,755
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A
2.500%	09/16/69	200	154,380

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SMB Private Education Loan Trust,
Series 2021-A, Class D2, 144A
3.860%	01/15/53		261	$237,563

				677,698

TOTAL ASSET-BACKED SECURITIES (cost $64,617,773)				61,897,420

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62		12	10,405
Series 2021-BN32, Class XA
0.886%(cc)	04/15/54		1,075	44,136
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.343%(c)	09/15/38		250	232,370
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.893%(c)	09/15/38		50	46,302
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.543%(c)	09/15/38		100	92,416
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class XCP, IO, 144A
0.000%(cc)	09/15/36		6,600	7
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 4.350%)
9.543%(c)	07/15/32		410	371,802
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4
2.763%	09/15/52		35	29,510
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.661%(c)	08/07/30	GBP	129	159,059
FHLMC Multifamily Structured Pass-Through Certificates,
Series K131, Class X1, IO
0.830%(cc)	07/25/31		3,195	148,856
Series K154, Class A2
4.350%(cc)	01/25/33		30	29,690
GS Mortgage Securities Corp. Trust,
Series 2018-LUAU, Class G, 144A, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)
9.643%(c)	11/15/32		110	104,728
Series 2018-SRP05, Class C, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 3.750%)
9.443%(c)	09/15/31		808	299,127
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
7.293%(c)	10/15/36		100	89,863
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
8.743%(c)	10/15/36		120	106,727

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHMZ, Class M, 144A, 1 Month LIBOR + 8.508% (Cap N/A, Floor 8.208%)
13.701%(c)	06/15/35		1,000	$17,550
Series 2020-MKST, Class H, 144A, 1 Month LIBOR + 7.000% (Cap N/A, Floor 6.750%)
12.193%(c)	12/15/36		210	22,465
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
7.833%(c)	06/15/38		200	168,022
Series 2021-NYAH, Class XCP, IO, 144A
0.515%(cc)	06/15/38		20,085	45,770
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.967%(c)	03/15/39		100	95,096
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.417%(c)	03/15/39		250	235,750
Med Trust,
Series 2021-MDLN, Class E, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
8.344%(c)	11/15/38		109	103,433
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A
3.039%(cc)	02/12/40		225	95,709
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		200	175,593
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
7.141%(c)	10/15/36		399	374,448
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.819%(c)	08/17/31	GBP	375	432,196

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,599,588)				3,531,030

CONVERTIBLE BOND — 0.0%
Media
DISH Network Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/24		410	365,232

(cost $389,101)
CORPORATE BONDS — 2.7%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		75	73,010
2.196%	02/04/26		60	55,098
3.250%	02/01/35		10	8,106
3.625%	02/01/31		145	130,709
5.705%	05/01/40		45	44,870
5.805%	05/01/50		105	104,432
5.930%	05/01/60		15	14,849

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27	(a)	1,242		$1,235,790
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25			45	44,907
5.100%	11/15/27			150	152,669
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32			35	28,711
5.375%	02/27/53			30	31,154

					1,924,305

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31		EUR	255	239,172
5.950%	02/14/49			20	18,909
6.200%	02/14/59			92	89,724
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.540%	08/15/47			30	22,137
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27		EUR	305	300,540
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43			10	9,618
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29			600	522,247

					1,202,347

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26			11	10,873
5.750%	04/20/29			10	9,677
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25			96	98,089
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25			30	29,342
4.750%	10/20/28			120	116,166
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27			32	32,080
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26			100	95,012
4.625%	04/15/29			140	127,575

					518,814

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32			85	$66,752
4.750%	01/15/43			806	618,793
6.100%	08/19/32			200	193,925
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43			130	127,324
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29	(oo)	EUR	300	273,584

					1,280,378

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26			354	344,076
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30			115	96,515
4.500%	02/15/32			50	41,482
5.625%	06/15/28			75	70,948

					553,021

Banks — 0.5%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41		EUR	100	66,518
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30		CNH	1,000	144,777
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
5.952%(c)	07/17/23	(oo)		310	237,380
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19	(d)	EUR	700	183,322
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28	(a)(oo)		200	180,412
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27		EUR	100	107,712
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32			130	105,811
Sr. Unsec’d. Notes, MTN
3.970%(ff)	03/05/29			240	224,937
4.827%(ff)	07/22/26			55	54,034
Sub. Notes
2.482%(ff)	09/21/36			25	19,092
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25			50	48,196

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
4.375%	05/02/30		EUR	100	$108,108
Sub. Notes
3.875%(ff)	06/16/32		EUR	100	101,975
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	09/15/23	(oo)		200	194,750
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29			200	166,558
5.335%(ff)	06/12/29			200	197,359
Sr. Unsec’d. Notes, EMTN
2.750%(ff)	07/25/28		EUR	100	101,397
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26			200	197,405
China Development Bank (China),
Sr. Unsec’d. Notes
4.300%	08/02/32		CNH	1,000	150,767
Cie de Financement Foncier SA (France),
Covered Bonds, Series DOM
0.875%	09/11/28		EUR	200	192,109
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26	(oo)		525	439,992
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25	(oo)		270	259,762
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25	(oo)		9	7,725
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29			450	423,884
8.125%	07/15/39			150	191,930
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28			40	36,821
Sub. Notes
4.400%	06/10/25			185	179,797
6.174%(ff)	05/25/34			65	65,452
Comerica, Inc.,
Sr. Unsec’d. Notes
3.700%	07/31/23			110	109,558
Commerzbank AG (Germany),
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	03/21/28		EUR	100	107,144
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31		EUR	200	169,558
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26		AUD	100	61,354
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
7.500%(ff)	06/23/26	(oo)	GBP	120	143,098
Sr. Unsec’d. Notes
5.750%(ff)	11/29/27		GBP	100	121,912
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29		EUR	355	373,546

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28			150	$129,810
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27		EUR	300	291,873
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25		CNH	1,000	137,074
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26	(oo)		215	166,764
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26	(oo)		110	90,475
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27			20	17,776
1.992%(ff)	01/27/32			340	267,576
2.383%(ff)	07/21/32			20	15,997
2.615%(ff)	04/22/32			20	16,395
2.650%(ff)	10/21/32			65	52,947
3.102%(ff)	02/24/33			60	50,694
3.375%	03/27/25		EUR	150	161,329
4.482%(ff)	08/23/28			55	53,209
Sub. Notes
5.150%	05/22/45			60	55,901
6.750%	10/01/37			100	107,521
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	03/30/25	(a)(oo)		200	189,473
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29		EUR	100	89,284
3.000%(ff)	07/22/28		GBP	300	326,624
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.250%(ff)	11/14/33		EUR	100	114,817
Israel Discount Bank Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
5.375%	01/26/28			200	196,594
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)		285	266,007
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26		GBP	100	114,839
1.953%(ff)	02/04/32			5	3,985
2.069%(ff)	06/01/29			80	68,691
3.702%(ff)	05/06/30			114	104,657
4.586%(ff)	04/26/33			20	19,068
4.851%(ff)	07/25/28			55	54,256
4.912%(ff)	07/25/33			10	9,777
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, EMTN
4.375%(ff)	04/19/30		EUR	100	108,042
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25		EUR	200	206,619
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39		EUR	225	177,429

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34			35	$31,934
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25		EUR	100	101,037
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25			60	58,804
4.656%(ff)	03/02/29		EUR	100	109,551
5.250%(ff)	04/21/34			60	59,218
6.342%(ff)	10/18/33			20	21,283
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31			245	208,558
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32			25	19,507
2.943%(ff)	01/21/33			135	112,205
3.622%(ff)	04/01/31			45	40,578
Sub. Notes
2.484%(ff)	09/16/36			30	22,707
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26		EUR	335	326,436
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
6.833%(ff)	11/21/26			200	200,139
Societe Generale SA (France),
Sr. Unsec’d. Notes, EMTN
0.250%	07/08/27		EUR	200	185,863
1.250%	12/07/27		GBP	100	100,041
Sub. Notes, EMTN
1.000%(ff)	11/24/30		EUR	300	289,114
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26			50	49,588
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34			10	10,009
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27	(oo)		300	221,158
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
9.016%(ff)	11/15/33			250	300,264
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26			365	329,048
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34			90	89,449
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26		EUR	150	152,984
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30			115	99,399
5.013%(ff)	04/04/51			50	46,427

					12,324,956

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		170	$165,528
4.900%	02/01/46		55	52,515
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48		20	18,040
5.550%	01/23/49		25	26,330
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.300%	10/24/27		200	202,925
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
4.125%	03/23/35	EUR	100	112,387
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28		25	24,095

				601,820

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		25	23,330
5.150%	03/02/28		90	89,878
5.250%	03/02/30		70	70,188
5.600%	03/02/43		10	10,023
5.650%	03/02/53		15	15,207
5.750%	03/02/63		5	5,082

				213,708

Building Materials — 0.0%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
4.250%	02/01/32		10	8,704
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		225	210,421
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		100	97,502
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		15	12,251
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		75	63,000
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	100	92,219
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		225	194,988

				679,085

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals — 0.0%
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26			50	$49,250
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	03/27/28			10	9,785
5.800%	03/27/53			30	30,106
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	(a)		111	90,260

					179,401

Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26			250	237,161
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	01/15/30		EUR	100	91,482
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119			50	34,078
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26		EUR	100	102,776
4.250%	09/25/30		GBP	100	114,495
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33			25	24,434
5.400%	05/01/53			5	4,993
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28			100	108,694
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	(a)	EUR	880	797,393
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50			50	34,392
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27			70	64,618
2.700%	03/01/29			45	40,620
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31			30	26,001
4.875%	01/15/28	(a)		226	215,020
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116			30	25,237

					1,921,394

Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33			10	10,112

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Cosmetics/Personal Care (cont’d.)
5.100%	03/22/43		25	$25,405

				35,517

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		385	334,447

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.150%	02/15/24		150	147,129
American Express Co.,
Sr. Unsec’d. Notes
5.043%(ff)	05/01/34		10	9,781
BlackRock, Inc.,
Sr. Unsec’d. Notes
4.750%	05/25/33		65	63,929
BPCE SFH SA (France),
Covered Bonds
3.000%	10/17/29	EUR	200	213,625
Capital One Financial Corp.,
Sr. Unsec’d. Notes
6.312%(ff)	06/08/29		65	64,593
6.377%(ff)	06/08/34		40	39,715
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	360	358,986
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	264	255,294
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
7.064%(cc)	12/21/65		150	101,056
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		25	19,250
4.600%	03/15/33		70	67,837
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		250	227,460
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		540	531,571
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	171	175,066
2.000%	04/16/31		286	237,366
Gtd. Notes, 144A
1.850%	05/03/32	EUR	197	187,018
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	328	302,804
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	02/15/24		70	69,252
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	100	89,990

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27		EUR	100	$98,772
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^			220	140,898

					3,401,392

Electric — 0.3%
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52			15	16,404
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52			5	4,451
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28		EUR	200	178,793
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34			170	141,808
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31			15	12,170
4.500%	02/15/28			15	13,580
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31			20	16,544
5.125%	03/15/28			1,400	1,254,455
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36			149	122,672
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51			15	10,439
6.150%	11/15/52			25	27,558
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56			25	20,301
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23			275	269,356
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60			6	3,435
4.200%	09/01/52			45	38,598
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28			25	23,911
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28			25	24,042
4.500%	08/15/32			35	33,048
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24	(oo)	EUR	200	210,902
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37		EUR	100	84,242

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28			600	$557,334
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26			25	24,527
Exelon Corp.,
Sr. Unsec’d. Notes
3.350%	03/15/32			40	34,777
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53			15	15,529
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33			5	4,935
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26	(oo)	EUR	200	195,930
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27			250	265,275
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27			10	9,862
Korea Electric Power Corp. (South Korea),
Sr. Unsec’d. Notes
5.125%	04/23/34			100	100,530
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28		EUR	140	148,633
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.809%	06/12/33			20	20,336
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29			20	17,384
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30			60	48,101
5.783%	09/16/52			25	25,095
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27			175	173,815
Gtd. Notes, 144A
3.625%	02/15/31			64	50,068
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28	(oo)		75	70,661
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52			35	34,142
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27		EUR	145	145,212
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
4.016%(s)	04/11/31		CAD	250	136,388

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40			50	$33,745
4.950%	07/01/50			20	15,737
6.100%	01/15/29			45	44,299
6.150%	01/15/33			35	34,373
6.400%	06/15/33			10	9,943
6.700%	04/01/53			10	9,836
6.750%	01/15/53			15	14,806
Sr. Sec’d. Notes
3.250%	06/01/31			25	20,346
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31		EUR	100	82,092
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30	(a)		300	269,018
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31			25	20,229
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25			35	33,596
3.700%	04/01/29			20	18,300
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27			20	20,473
5.950%	11/01/32			10	10,486
First Mortgage, Series A
4.200%	03/01/29			25	23,769
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33			45	44,672
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41			35	30,404
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(oo)		150	130,980
8.000%(ff)	10/15/26	(oo)		725	678,498
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27			245	229,755
Sr. Sec’d. Notes, 144A
3.550%	07/15/24			100	96,582

					6,457,182

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.250%	06/15/28			475	484,622

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32		EUR	200	213,783

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electronics (cont’d.)
4.125%	11/02/34		EUR	100	$110,152

					323,935

Engineering & Construction — 0.0%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31		EUR	255	225,040
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33		EUR	600	507,620

					732,660

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30			75	75,365
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29	(a)		100	87,301
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26			400	401,277
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25			65	62,707
3.755%	03/15/27			50	46,654
4.054%	03/15/29			20	18,278
5.050%	03/15/42			85	71,309
5.141%	03/15/52			190	154,936
5.391%	03/15/62			70	56,893
6.412%	03/15/26			60	60,043
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29			5	4,483

					1,039,246

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29			60	52,183
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26		GBP	993	1,053,433
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27		GBP	500	469,523
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28			37	35,448
Kraft Heinz Foods Co.,
Gtd. Notes
5.200%	07/15/45			40	37,945
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30			25	22,346
4.375%	01/31/32			100	89,169

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27		GBP	200	$196,850
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27		EUR	100	100,468
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31			150	128,011

					2,185,376

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27			45	41,390
5.875%	08/20/26			200	188,741
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29			75	64,730
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33		GBP	100	80,569
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52			25	27,692
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47			20	16,614
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30		EUR	200	172,453

					592,189

Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23			75	73,413
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27		EUR	100	95,305
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24			100	99,521
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29			75	65,233
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	(a)		75	65,101
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	11/21/34		EUR	145	155,382

					553,955

Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31			50	39,829

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes
3.817%	10/01/49			20	$15,255
3.910%	10/01/50			75	57,997
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31			400	320,774
4.625%	06/01/30			20	17,174
Dignity Health,
Sec’d. Notes
5.267%	11/01/64			100	92,753
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48			50	43,498
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29			15	15,078
5.900%	06/01/53			20	19,829
7.500%	11/15/95			110	122,365
Gtd. Notes, 144A
3.625%	03/15/32			90	78,144
4.625%	03/15/52			25	20,529
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29		EUR	1,145	1,064,973
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	(a)		325	272,653
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29			25	22,585
5.125%	11/01/27			95	90,699
Sr. Sec’d. Notes, 144A
6.750%	05/15/31			375	377,127
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40			75	53,121
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39			20	16,767
4.000%	05/15/29			40	38,231
4.750%	05/15/52			10	9,494
5.200%	04/15/63			15	14,963
5.250%	02/15/28			35	35,683
5.875%	02/15/53			5	5,547
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48			40	35,892

					2,880,960

Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30			175	149,514
6.625%	01/15/28			4	3,821

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29			4	$3,898
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27			400	363,000
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27			5	5,016
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30			20	18,582

					543,831

Insurance — 0.1%
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33			20	19,936
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25	(oo)	EUR	305	322,742
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43		EUR	100	109,012
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25			35	33,354
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31			225	189,048
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (Bermuda),
Sr. Sec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	10/15/25	(a)		530	485,904
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28			45	38,272
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30		GBP	205	225,078
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51			120	88,340

					1,511,686

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/62			350	302,142
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.625%	11/12/28		EUR	100	107,804
4.500%	11/15/31		EUR	135	151,476
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.800%	05/15/30			20	19,986

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Internet (cont’d.)
5.600%	05/15/53			50	$51,343
5.750%	05/15/63			10	10,339
Prosus NV (China),
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50			200	124,250

					767,340

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27		EUR	100	95,993

Leisure Time — 0.0%
Carnival Corp.,
Gtd. Notes, 144A
10.500%	06/01/30	(a)		240	254,400
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26			50	46,750
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30			25	25,338
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27			100	93,500
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27			75	68,625

					488,613

Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32			10	8,339
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24			110	106,678
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.800%	03/08/27			200	172,826
5.625%	08/08/25			200	194,298
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.875%	10/01/24	(a)		200	194,208

					676,349

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30			25	25,512
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26			55	54,888

					80,400

Media — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29			200	155,046

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		240	$190,893
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		25	20,196
4.250%	01/15/34		30	22,682
4.750%	02/01/32		10	8,138
5.000%	02/01/28		10	9,115
5.125%	05/01/27		21	19,529
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		200	130,306
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		15	15,080
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31		200	139,408
6.500%	02/01/29		725	587,711
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		100	83,007
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		10	4,666
5.875%	11/15/24		25	21,983
7.750%	07/01/26		500	306,641
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		125	122,239
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38		80	81,558
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		525	513,836
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	291	311,634

				2,743,668

Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
1.625%	03/11/26	EUR	200	204,146
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
8.625%	06/01/31		210	214,200
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		10	9,445
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		75	74,359

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27			60	$56,707

					558,857

Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33			20	18,998
4.700%	08/23/52			20	19,183

					38,181

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28		EUR	100	110,027
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
5.000%	10/06/26		IDR	3,449,000	223,881
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33		EUR	145	156,134
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36		EUR	115	98,035
3.000%	10/14/33		EUR	125	135,866

					723,943

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26			130	116,959

Oil & Gas — 0.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31			205	169,093
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33			150	150,059
Apache Corp.,
Sr. Unsec’d. Notes
5.250%	02/01/42			60	47,289
6.000%	01/15/37			40	35,982
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26			60	55,637
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51			15	10,274
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.625%(ff)	03/22/29	(oo)	EUR	205	194,307
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32			10	8,047
3.750%	02/15/52			10	7,035
5.250%	06/15/37			65	59,704

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25			125	$122,744
Civitas Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	07/01/28			50	50,581
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27			75	74,392
Continental Resources, Inc.,
Gtd. Notes, 144A
5.750%	01/15/31			90	85,765
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30			14	13,190
5.000%	06/15/45			38	32,968
5.250%	10/15/27			2	1,970
5.850%	12/15/25			95	95,747
7.875%	09/30/31			20	22,619
7.950%	04/15/32			10	11,494
8.250%	08/01/23			150	150,050
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.875%	01/13/33			110	108,435
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26			20	18,385
3.625%	05/15/31			50	43,017
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25			30	28,756
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24		GBP	100	109,156
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27			50	48,035
7.300%	08/15/31			25	27,432
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/32			275	246,439
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27			525	533,064
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48			380	283,939
4.300%	08/15/39			160	124,271
4.400%	04/15/46			250	195,978
6.450%	09/15/36			210	216,178
6.600%	03/15/46	(a)		340	350,996
6.625%	09/01/30			40	41,559
6.950%	07/01/24			32	32,310
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34		GBP	295	318,524
6.850%	06/05/2115			190	164,109

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.375%	01/23/45			150	$91,575
Gtd. Notes, EMTN
4.875%	02/21/28		EUR	550	495,870
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)		410	403,184
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31			185	153,592
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41			20	14,889
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32			120	106,016
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27	(oo)	EUR	205	185,568
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	07/28/25	(a)		170	154,328

					5,894,552

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29			175	173,716

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39			35	30,463
4.250%	11/21/49			95	81,858
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	08/17/48			15	13,889
6.450%	09/15/37			35	40,008
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27			61	33,480
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28			10	4,050
5.000%	02/15/29			35	14,000
5.250%	01/30/30			240	94,800
6.250%	02/15/29		2,270		930,700
Bayer AG (Germany),
Sr. Unsec’d. Notes
1.375%	07/06/32		EUR	100	86,589
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42			10	8,282
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26			120	120,145

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
5.300%	06/01/33		50	$49,913
5.875%	06/01/53		35	35,956
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26	(a)	135	135,182
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		10	6,901
4.500%	05/17/33		15	14,887
5.000%	05/17/53		20	20,250
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26		75	74,037
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36	(a)	290	258,296
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26		247	219,984
4.100%	10/01/46		517	336,536
7.125%	01/31/25		280	281,761
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		160	126,340

				3,018,307

Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		375	348,232
7.875%	05/15/26		25	25,414
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25		50	50,541
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35		10	8,342
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32		20	16,501
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28		20	18,705
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36		10	10,271
6.750%	09/15/37		110	116,713
Enbridge, Inc. (Canada),
Gtd. Notes
5.969%	03/08/26		100	100,128
Energy Transfer LP,
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25	(oo)	50	44,947
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	670	569,804

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(oo)	300	$270,943
Sr. Unsec’d. Notes
5.400%	10/01/47		185	163,613
6.000%	06/15/48		10	9,495
6.100%	02/15/42		40	37,887
6.250%	04/15/49		20	19,533
6.500%	02/01/42		20	20,221
6.850%	02/15/40		30	30,493
Enterprise Products Operating LLC,
Gtd. Notes
5.100%	02/15/45		30	28,621
6.125%	10/15/39		60	63,728
Kinder Morgan Energy Partners LP,
Gtd. Notes, MTN
6.950%	01/15/38		10	10,759
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		45	43,121
5.200%	03/01/47		80	70,293
5.500%	02/15/49		30	27,337
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		145	110,279
6.100%	11/15/32		30	30,517
6.350%	01/15/31		25	25,734
Plains All American Pipeline LP,
Jr. Sub. Notes, Series B, 3 Month LIBOR + 4.110%
9.431%(c)	07/31/23	(oo)	70	62,502
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
6.700%	05/15/36		30	29,433
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		695	627,853
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53		35	35,868
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32		10	8,673
4.875%	02/01/31		20	18,482
5.500%	03/01/30		20	19,245
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		20	20,963
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.300%	02/01/30		75	67,508
4.500%	03/01/28		110	103,873
5.500%	02/01/50		335	278,179
6.150%	04/01/33		10	10,067
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		25	22,413
5.100%	09/15/45		10	9,008
5.750%	06/24/44		20	19,509

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
6.300%	04/15/40		80	$84,024
8.750%	03/15/32		80	94,993

				3,784,765

Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	255	176,635
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	305	303,071
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		550	491,945
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		400	319,798
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	305	275,414
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	270,891

				1,837,754

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		10	7,787
4.125%	05/15/29		145	129,359
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	305	274,283
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		5	3,669
9.750%	06/15/25		329	316,051
Sr. Unsec’d. Notes
4.750%	05/01/24		5	4,657
4.750%	02/15/28		116	79,025
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		165	142,666
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	200	164,172
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	100	109,598
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	100	108,489
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		125	117,216

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.250%	12/01/26		5	$4,686
4.500%	01/15/28		145	133,660

				1,595,318

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		20	17,475
3.875%	01/15/28		70	63,831
CK Hutchison International 23 Ltd. (United Kingdom),
Gtd. Notes, 144A
4.875%	04/21/33		200	198,048
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,155	1,198,894
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		40	35,945
3.300%	04/15/40		15	12,182
4.950%	09/15/52		15	14,889

				1,541,264

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes
6.178%(ff)	12/07/27	GBP	100	122,894

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		15	13,744
Gtd. Notes, 144A
2.600%	02/15/33		225	175,393
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		35	28,687
Intel Corp.,
Sr. Unsec’d. Notes
4.875%	02/10/26		60	59,842

				277,666

Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
6.250%	11/09/32		35	37,133

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32		80	63,592
2.550%	12/01/33		50	39,130
3.500%	06/01/41		25	19,207
3.550%	09/15/55		140	98,012
3.950%	04/30/31	EUR	215	232,231
5.539%	02/20/26		75	75,016
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	34,894

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	09/01/29			10	$7,898
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32			150	117,488
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25	(oo)	EUR	200	206,684
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32			4	4,835
Sprint LLC,
Gtd. Notes
7.625%	02/15/25			385	393,097
7.875%	09/15/23			34	34,103
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26			4	3,685
2.625%	02/15/29			40	34,734
2.875%	02/15/31			10	8,479
3.000%	02/15/41			45	32,858
3.875%	04/15/30			165	152,098
4.950%	03/15/28			35	34,474
5.050%	07/15/33			30	29,457
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.500%	07/15/31		GBP	305	292,867

					1,914,839

Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51			5	3,529
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23		CHF	170	182,032
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34			130	129,753
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31			25	25,206

					340,520

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30			25	21,867
3.250%	06/01/51			25	18,205
4.200%	09/01/48			25	21,094

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Water (cont’d.)
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	100	$96,046

				157,212

TOTAL CORPORATE BONDS (cost $81,004,519)				69,462,470

FLOATING RATE AND OTHER LOANS — 0.1%
Building Materials — 0.0%
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loans, 3 Month SOFR + 3.500%
8.666%(c)	02/26/29		49	45,975

Commercial Services — 0.0%
Prime Security Services Borrower LLC,
2021 Refinancing Term B-1 Loan, 1 Month LIBOR + 2.750%
7.943%(c)	09/23/26		55	54,875

Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.750%
9.010%(c)	03/01/29		396	377,543
Peraton Corp.,
First Lien Term B Loan, 1 Month SOFR + 3.750%
8.952%(c)	02/01/28		143	139,759

				517,302

Diversified Financial Services — 0.0%
Jane Street Group LLC,
Dollar Term Loan, 1 Month SOFR + 2.864%
7.967%(c)	01/26/28		29	28,649

Healthcare-Services — 0.0%
LifePoint Health, Inc.,
First Lien Term B Loan, 3 Month LIBOR + 3.750%
9.023%(c)	11/16/25		64	58,999
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.352%(c)	03/05/26		29	28,401

				87,400

Insurance — 0.0%
Asurion LLC,
New B11 Term Loan, 1 Month SOFR + 4.350%
9.452%(c)	08/21/28		67	63,786

Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term Loan B, 1 Month LIBOR + 3.500%
8.693%(c)	08/17/28		29	28,695

Media — 0.0%
Charter Communications Operating LLC,
Term Loan B1, 3 Month SOFR + 1.750%
6.795%(c)	04/30/25		150	149,447
CSC Holdings LLC,
September 2019 Term Loan, 1 Month LIBOR + 2.500%
7.693%(c)	04/15/27		245	213,503

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Media (cont’d.)
Diamond Sports Group LLC,
Second Lien Term loan
8.025%	08/24/26	323	$9,970
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
7.693%(c)	01/31/28	50	49,500

			422,420

Retail — 0.0%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
6.943%(c)	11/19/26	92	91,624
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
8.943%(c)	03/06/28	249	247,184

			338,808

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,689,565)			1,587,910

MUNICIPAL BONDS — 0.0%
Michigan — 0.0%
City of Detroit,
General Obligation Limited, Series B-1
4.000%	04/01/44	70	51,156

New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	50	52,365

TOTAL MUNICIPAL BONDS (cost $124,436)			103,521

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Funding Trust,
Series 2006-I, Class 4A1
3.896%(cc)	10/20/46	23	19,430
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
7.067%(c)	09/12/26^	47	47,254
Connecticut Avenue Securities Trust,
Series 2019-R05, Class 1B1, 144A, 1 Month LIBOR + 4.100% (Cap N/A, Floor 0.000%)
9.250%(c)	07/25/39	96	98,379
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.217%(c)	12/25/41	110	108,075
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.317%(c)	03/25/42	20	20,825
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.067%(c)	11/25/50	205	209,100
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.067%(c)	12/25/50	250	246,421

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.117%(c)	01/25/34		250	$245,640
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.067%(c)	08/25/33		30	28,200
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.217%(c)	12/25/33		30	28,350
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	09/25/41		70	66,500
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.967%(c)	04/25/42		60	59,906
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		213	192,425
Government National Mortgage Assoc.,
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
4.811%(c)	08/20/61		2	1,876
HomeBanc Mortgage Trust,
Series 2005-03, Class M4, 1 Month LIBOR + 1.005% (Cap 11.500%, Floor 1.005%)
6.155%(c)	07/25/35		360	323,655
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month LIBOR x (1) + 7.150% (Cap 7.150%, Floor 0.000%)
2.000%(c)	09/25/36		225	25,382
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR x (1) + 5.550% (Cap 5.550%, Floor 0.000%)
0.400%(c)	02/25/36		1,429	144,036
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		2	1,574

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,056,201)				1,867,028

SOVEREIGN BONDS — 2.6%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	200	176,705
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
1.000%	07/09/29		46	14,847
3.875%(cc)	01/09/38		308	108,259
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	158	101,376
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	572	304,824
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	178	112,190

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	241	$93,243
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	516	307,598
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	55	59,519
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	50	65,308
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds, 144A
6.000%	04/01/33	CLP	20,000	26,325
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		683	669,027
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/27	BRL	27,692	5,739,795
10.000%	01/01/31	BRL	3,000	606,913
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.125%	09/23/29	EUR	200	215,721
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	65	70,089
Bundesobligation (Germany),
Bonds, Series 186
1.300%	10/15/27	EUR	741	764,940
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	80	72,222
1.700%	08/15/32	EUR	663	684,090
1.800%	08/15/53	EUR	375	357,509
2.500%	07/04/44	EUR	45	49,471
3.250%	07/04/42	EUR	25	30,352
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	400	431,789
3.000%	05/25/28	EUR	200	216,351
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	100	74,576
Canadian Government Bond (Canada),
Bonds
0.500%	12/01/30	CAD	595	365,131
1.750%	12/01/53	CAD	31	17,255
2.750%	08/01/24	CAD	993	732,294
3.500%	12/01/45	CAD	252	199,906
4.000%	06/01/41	CAD	58	48,348
China Government Bond (China),
Bonds, Series INBK
2.760%	05/15/32	CNH	77,900	10,754,568
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	3,000	452,084
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	655	684,881

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Colombian TES (Colombia),
Bonds, Series B
9.250%	05/28/42	COP	81,600	$17,506
13.250%	02/09/33	COP	123,900	35,005
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	95,365
1.125%	03/04/33	EUR	100	85,524
1.500%	06/17/31	EUR	240	222,987
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	452	328,037
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	1,520	63,203
Bonds, Series 103
2.000%	10/13/33	CZK	500	18,458
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	256	46,200
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.875%	01/30/60		190	146,536
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.250%	10/06/25		200	151,804
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	40	44,830
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	90	90,857
0.400%	01/26/26	EUR	85	85,908
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	90	75,761
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	58	59,607
0.000%	12/15/26	EUR	120	117,095
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	04/22/31	EUR	105	90,794
0.000%	07/04/35	EUR	80	60,020
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	65	59,809
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	50	30,309
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	60	40,773
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/26	EUR	171	171,931
0.000%	02/25/27	EUR	361	353,897
0.000%	11/25/31	EUR	1,070	921,824
0.750%	05/25/52	EUR	135	80,130
2.000%	11/25/32	EUR	218	220,442

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Bonds, 144A
0.750%	05/25/53	EUR	100	$57,977
2.500%	05/25/43	EUR	198	192,052
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes, 144A
7.000%	11/24/31		310	245,889
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	1,315	1,150,992
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	200	178,909
1.875%	01/24/52	EUR	100	69,310
4.250%	06/15/33	EUR	6,811	7,767,657
Hungary Government Bond (Hungary),
Bonds, Series 26/E
1.500%	04/22/26	HUF	108,530	260,804
Bonds, Series 30/A
3.000%	08/21/30	HUF	14,070	32,070
Series 25/C
1.000%	11/26/25	HUF	66,020	161,195
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	300	247,769
Sr. Unsec’d. Notes, 144A
6.125%	05/22/28		200	203,098
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	225	181,808
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	565	609,604
Indonesia Treasury Bond (Indonesia),
Bonds, Series 056
8.375%	09/15/26	IDR	331,000	23,634
Bonds, Series 059
7.000%	05/15/27	IDR	7,040,000	484,829
Bonds, Series 065
6.625%	05/15/33	IDR	1,495,000	101,063
Bonds, Series 068
8.375%	03/15/34	IDR	2,276,000	174,353
Bonds, Series 076
7.375%	05/15/48	IDR	47,000	3,315
Bonds, Series 079
8.375%	04/15/39	IDR	6,092,000	471,757
Bonds, Series 087
6.500%	02/15/31	IDR	12,493,000	840,783
Bonds, Series 089
6.875%	08/15/51	IDR	312,000	20,966
Bonds, Series 090
5.125%	04/15/27	IDR	917,000	59,818
Bonds, Series 091
6.375%	04/15/32	IDR	11,141,000	745,202
Bonds, Series 095
6.375%	08/15/28	IDR	1,041,000	70,719
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	83	72,117
1.500%	05/15/50	EUR	10	7,637

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	100	$127,574
Israel Government Bond (Israel),
Bonds, Series 0330
1.000%	03/31/30	ILS	239	54,036
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, Series 50YR, 144A
2.800%	03/01/67	EUR	32	24,774
Sr. Unsec’d. Notes
3.850%	12/15/29	EUR	248	271,192
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	125	123,110
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	76	73,751
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	1,400	1,186,221
0.950%	12/01/31	EUR	629	544,257
Sr. Unsec’d. Notes, Series 13Y, 144A
4.000%	04/30/35	EUR	276	297,944
Sr. Unsec’d. Notes, Series 21Y, 144A
3.100%	03/01/40	EUR	42	39,634
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	42	27,385
Sr. Unsec’d. Notes, Series 34Y, 144A
1.500%	04/30/45	EUR	71	47,915
Sr. Unsec’d. Notes, Series 50Y, 144A
2.150%	03/01/72	EUR	13	8,327
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		68	63,121
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	100	107,400
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	20,500	108,006
Japan Government Ten Year Bond (Japan),
Bonds, Series 361
0.100%	12/20/30	JPY	86,000	590,201
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	10,600	89,863
Bonds, Series 56
0.800%	09/20/47	JPY	56,950	367,618
Bonds, Series 65
0.400%	12/20/49	JPY	50,050	284,005
Japan Government Twenty Year Bond (Japan),
Bonds, Series 157
0.200%	06/20/36	JPY	121,700	797,744
Bonds, Series 162
0.600%	09/20/37	JPY	29,100	198,473
Bonds, Series 181
0.900%	06/20/42	JPY	36,150	247,197
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	145	113,195
2.375%	11/09/28	EUR	225	221,128

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		200	$172,900
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	75	92,140
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	72	69,314
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	111	96,198
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	42	29,150
Korea Housing Finance Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		200	196,914
Korea Treasury Bond (South Korea),
Bonds, Series 2912
1.375%	12/10/29	KRW	171,890	112,833
Bonds, Series 3112
2.375%	12/10/31	KRW	137,870	94,452
Bonds, Series 4009
1.500%	09/10/40	KRW	102,940	56,235
Bonds, Series 5003
1.500%	03/10/50	KRW	182,160	86,558
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	248,710	184,438
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	97,610	69,431
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	243,540	163,283
Latvia Government International Bond (Latvia),
Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	100	81,293
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	200	191,574
4.125%	04/25/28	EUR	100	110,709
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	1,520	324,484
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	2,431	126,073
8.000%	11/07/47	MXN	17,470	932,472
8.000%	07/31/53	MXN	522	27,674
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	22,996	1,205,090
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	1,262	72,974
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	450	403,861
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	150	147,934
0.000%	01/15/38	EUR	216	158,145
0.000%	01/15/52	EUR	28	14,827

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
New Zealand Government Bond (New Zealand),
Bonds, Series 0427
4.500%	04/15/27	NZD	42	$25,589
Bonds, Series 0534
4.250%	05/15/34	NZD	353	208,673
Bonds, Series 0551
2.750%	05/15/51	NZD	199	84,164
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	1,167	581,364
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, 144A, Series 480
2.000%	04/26/28	NOK	983	84,336
Sr. Unsec’d. Notes, Series 486, 144A
3.000%	08/15/33	NOK	2,527	222,585
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	105	25,610
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	395	323,216
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	125	113,067
1.200%	04/28/33	EUR	230	190,709
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	100	81,827
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	580	343,209
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	150	106,449
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.550%	06/18/31	CAD	150	94,641
4.200%	07/06/33		240	239,296
Province of Ontario (Canada),
Bonds
1.900%	12/02/51	CAD	100	48,572
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	353	370,040
Unsec’d. Notes
2.150%	06/02/31	CAD	200	132,289
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	150	93,843
Unsec’d. Notes
3.500%	12/01/45	CAD	75	51,501
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A, MTN
5.250%(cc)	09/01/37		291	110,927
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	03/09/33	AUD	142	93,736
4.500%	08/22/35	AUD	35	22,652
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	85	80,685

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26		EUR	143	$144,697
0.850%	06/30/21	20	EUR	14	6,195
1.850%	05/23/49		EUR	25	21,395
2.400%	05/23/34		EUR	38	39,051
2.900%	02/20/33		EUR	23	24,806
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34		EUR	100	116,199
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33			300	298,348
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32		PLN	6,680	1,197,026
Bonds, Series 0726
2.500%	07/25/26		PLN	422	94,808
Bonds, Series 1033
6.000%	10/25/33		PLN	99	24,723
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.875%	10/04/33			70	68,557
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series R209
6.250%	03/31/36		ZAR	29,970	1,015,802
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32		RON	90	21,751
Bonds, Series 15Y
7.900%	02/24/38		RON	50	12,083
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
6.625%	02/17/28			50	51,415
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30		EUR	200	165,967
Unsec’d. Notes, 144A
2.750%	04/14/41		EUR	55	36,741
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29		EUR	105	88,581
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6212
7.050%	01/19/28	(d)	RUB	22,556	125,633
Bonds, Series 6221
7.700%	03/23/33	(d)	RUB	11,090	41,510
Bonds, Series 6224
6.900%	05/23/29	(d)	RUB	74,290	41,503
Bonds, Series 6225
7.250%	05/10/34	(d)	RUB	80,540	301,463
Bonds, Series 6230
7.700%	03/16/39	(d)	RUB	49,711	186,069
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30		EUR	400	350,664
5.000%	01/18/53			200	185,010
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27		EUR	520	507,833

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27		SGD	144	$107,215
Sr. Unsec’d. Notes
1.875%	10/01/51		SGD	34	22,567
Slovenia Government Bond (Slovenia),
Bonds, Series RS91
3.625%	03/11/33		EUR	100	112,639
Spain Government Bond (Spain),
Bonds, 144A
3.550%	10/31/33		EUR	324	356,605
Sr. Unsec’d. Notes, 144A
0.800%	07/30/29		EUR	79	74,667
0.850%	07/30/37		EUR	37	28,178
1.000%	10/31/50	(k)	EUR	815	472,609
1.900%	10/31/52		EUR	99	71,122
3.450%	07/30/43		EUR	35	36,259
Sweden Government Bond (Sweden),
Bonds, Series 1062
0.125%	05/12/31		SEK	1,000	76,447
Bonds, Series 1065
1.750%	11/11/33		SEK	20	1,725
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42		CHF	55	67,201
3.250%	06/27/27		CHF	107	129,643
3.500%	04/08/33		CHF	45	62,065
Thailand Government Bond (Thailand),
Bonds
2.750%	06/17/52		THB	213	5,345
4.675%	06/29/44		THB	1,864	64,767
Sr. Unsec’d. Notes
4.875%	06/22/29		THB	2,623	83,710
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/28	(d)	EUR	1,030	234,228
United Kingdom Gilt (United Kingdom),
Bonds
0.250%	07/31/31		GBP	108	99,068
0.375%	10/22/26		GBP	18	19,585
0.500%	10/22/61		GBP	85	34,254
0.875%	07/31/33		GBP	438	398,558
3.250%	01/22/44		GBP	79	83,477
4.125%	01/29/27		GBP	215	263,365
Unsec’d. Notes
3.750%	01/29/38		GBP	664	773,954
3.750%	10/22/53		GBP	258	291,398

TOTAL SOVEREIGN BONDS (cost $76,418,939)					66,859,933

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Mortgage Corp.
1.500%	04/01/41			21	16,811
1.500%	04/01/51			80	61,799
2.000%	05/01/36			20	17,406
2.000%	06/01/36			111	98,668
2.000%	08/01/50			75	61,956
2.000%	03/01/51			19	15,464

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	02/01/51		624	$533,550
3.000%	11/01/51		49	42,989
4.000%	07/01/47		42	39,731
4.000%	04/01/52		24	22,567
4.500%	11/01/52		25	23,698
5.000%	08/01/52		48	47,266
5.000%	04/01/53		89	87,012
6.000%	12/01/52		24	24,147
6.250%	07/15/32		90	105,135
6.750%	03/15/31	(k)	320	374,708
Federal National Mortgage Assoc.
1.500%	11/01/41		44	35,980
2.000%	TBA		50	40,771
2.000%	05/01/36		17	15,387
2.000%	05/01/36		19	17,100
2.000%	05/01/36		34	30,201
2.000%	06/01/36		22	19,280
2.000%	08/01/36		18	16,383
2.000%	09/01/36		19	16,659
2.000%	12/01/36		20	17,559
2.000%	02/01/37		39	34,243
2.000%	06/01/40		14	11,669
2.000%	12/01/40		36	30,628
2.000%	11/01/41		110	93,919
2.000%	02/01/51		73	60,059
2.000%	02/01/51		75	61,494
2.000%	02/01/51		98	80,882
2.000%	03/01/51		23	18,821
2.000%	03/01/51		27	22,688
2.000%	08/01/51		134	109,660
2.000%	08/01/51		835	686,199
2.500%	TBA		30	27,311
2.500%	06/01/36		98	89,797
2.500%	06/01/40		51	45,333
2.500%	05/01/51		73	61,949
2.500%	11/01/51		48	41,159
2.500%	11/01/51		110	94,768
2.500%	12/01/51		70	60,329
3.000%	TBA		45	41,977
3.000%	03/01/33		70	65,927
3.000%	06/01/38		50	46,709
3.000%	04/01/40		45	39,429
3.000%	08/01/50		8	7,512
3.000%	08/01/50		19	16,952
3.000%	10/01/50		14	12,801
3.000%	12/01/50		20	17,625
3.000%	12/01/50		89	79,823
3.000%	05/01/51		66	58,975
3.000%	08/01/51		339	299,322
3.000%	06/01/52		24	21,515
3.500%	06/01/45		138	129,496
3.500%	10/01/45		58	54,056
3.500%	06/01/49		179	165,653
3.500%	10/01/50		24	22,077
3.500%	06/01/52		49	44,649
4.000%	06/01/48		59	56,333
4.000%	06/01/48		132	126,200
4.000%	11/01/48		58	55,556

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	04/01/50		18	$17,280
4.000%	05/01/52		49	46,164
4.000%	05/01/52		72	67,728
4.500%	TBA		150	147,070
4.500%	06/01/47		51	49,721
4.500%	06/01/48		64	62,245
4.500%	09/01/48		19	18,331
4.500%	07/01/52		73	69,814
4.500%	08/01/52		25	23,649
5.000%	TBA		35	34,295
5.000%	08/01/52		144	142,053
5.500%	TBA		1,525	1,517,613
5.500%	10/01/52		23	23,347
5.500%	11/01/52		48	47,755
6.000%	TBA		1,300	1,311,477
6.000%	05/01/53		25	25,484
6.625%	11/15/30	(k)	135	156,388
7.125%	01/15/30	(k)	10	11,686
Government National Mortgage Assoc.
2.000%	TBA		45	37,819
2.000%	10/20/50		91	77,069
2.000%	11/20/50		25	20,756
2.000%	11/20/51		42	35,488
2.000%	08/20/52		24	19,964
2.500%	08/20/51		24	21,047
2.500%	11/20/51		319	276,497
2.500%	10/20/52		24	20,865
3.000%	04/20/51		64	57,451
3.000%	07/20/51		226	202,498
3.000%	01/20/52		24	21,607
3.500%	TBA		135	124,596
3.500%	10/20/41		38	35,895
3.500%	01/20/46		27	24,923
3.500%	12/20/46		22	20,727
3.500%	09/20/48		49	45,990
4.000%	03/20/46		57	54,499
4.000%	06/20/48		38	35,957
4.000%	12/20/50		11	10,485
4.500%	TBA		50	48,258
4.500%	12/20/45		51	50,185
5.000%	TBA		25	24,566
5.000%	10/20/52		49	47,947

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $10,753,451)				9,862,911

U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Bonds
1.125%	08/15/40		170	109,358
1.375%	11/15/40		259	173,368
1.750%	08/15/41		1,911	1,343,303
2.000%	11/15/41		1,470	1,076,316
2.000%	08/15/51		683	465,721
2.250%	05/15/41	(h)(k)	13,730	10,576,391
2.250%	08/15/49		85	61,798
2.875%	08/15/45		20	16,506
3.125%	08/15/44		20	17,306
3.250%	05/15/42	(h)	180	160,650
3.625%	02/15/53		307	294,864

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(continued)
3.625%	05/15/53		800	$769,250
3.875%	05/15/43	(h)	1,100	1,073,531
4.000%	11/15/42	(a)(h)	1,040	1,033,987
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/30		21,990	19,728,654
0.125%	07/15/30		1,112	997,165
0.125%	01/15/31		18,518	16,459,097
0.125%	02/15/51		2,400	1,600,840
0.250%	01/15/25		17,842	17,099,667
0.250%	02/15/50		6,779	4,739,779
0.375%	01/15/27		5,532	5,190,076
0.500%	01/15/28		32,630	30,521,939
0.625%	01/15/26		17,529	16,715,157
0.625%	02/15/43		4,875	3,997,603
0.750%	02/15/42		10,324	8,766,793
0.750%	02/15/45		290	239,498
0.875%	02/15/47		176	147,605
1.000%	02/15/49		5,811	4,998,896
1.125%	01/15/33		3,708	3,555,230
1.375%	02/15/44		488	459,598
1.625%	10/15/27		2,064	2,033,260
1.750%	01/15/28		3,287	3,248,609
2.000%	01/15/26		31,581	31,154,726
2.125%	02/15/40		5,579	5,987,395
2.125%	02/15/41		2,515	2,696,911
2.375%	01/15/27		226	226,760
2.500%	01/15/29		1,328	1,367,980
3.375%	04/15/32		17,922	20,376,849
3.625%	04/15/28		1,735	1,861,840
U.S. Treasury Notes
0.375%	07/15/24	(k)	250	237,432
0.750%	01/31/28		15,500	13,296,094
1.250%	06/30/28	(k)	230	200,244
2.375%	03/31/29	(k)	565	515,960
2.625%	05/31/27	(k)	999	938,748
3.500%	04/30/28		600	582,984
3.500%	01/31/30	(k)	500	485,312
3.500%	02/15/33		131	127,623
3.625%	03/31/28		753	735,587
3.625%	03/31/30		80	78,275
3.750%	04/15/26		615	601,979
3.875%	11/30/27	(k)	673	663,536
3.875%	12/31/29		25	24,789
4.125%	01/31/25	(a)	800	787,469
4.125%	11/15/32		755	771,633
4.500%	11/30/24		911	901,356
U.S. Treasury Strips Coupon
1.942%(s)	11/15/40		1,450	710,387
2.216%(s)	02/15/42	(k)	4,560	2,095,462

TOTAL U.S. TREASURY OBLIGATIONS (cost $267,912,360)				245,099,146

TOTAL LONG-TERM INVESTMENTS (cost $1,760,335,858)				1,770,765,126

			Shares		Value
SHORT-TERM INVESTMENTS — 33.7%
AFFILIATED MUTUAL FUNDS — 16.7%
PGIM Core Ultra Short Bond Fund(wd)				331,099,110	$331,099,110
PGIM Institutional Money Market Fund (cost $96,297,798; includes $95,878,693 of cash collateral for securities on loan)(b)(wd)				96,365,253	96,297,798

TOTAL AFFILIATED MUTUAL FUNDS (cost $427,396,908)					427,396,908

Interest Rate	Maturity Date		Principal Amount (000)#
COMMERCIAL PAPER(n) — 0.2%
AT&T, Inc.
5.613%	11/21/23			400	390,934
5.619%	11/20/23			325	317,688
Consolidated Edison Co. of New York, Inc.
5.322%	07/10/23			550	549,199
Dominion Resources, Inc.
5.599%	09/08/23			375	370,919
Edison International
5.945%	10/10/23			321	315,720
Electricite de France SA
5.652%	07/31/23			400	398,075
Engie SA
5.411%	11/21/23			550	538,195
Paramount Global
5.829%	08/03/23			475	472,395
Raytheon Technologies Corp.
5.424%	07/19/23			450	448,720
Sempra Energy
5.602%	09/08/23			400	395,623

TOTAL COMMERCIAL PAPER (cost $4,199,471)					4,197,468

FOREIGN TREASURY OBLIGATIONS(n) — 0.0%
Japan Treasury Discount Bills, Series 1151
(0.181)%	07/24/23		JPY	125,450	869,459
Japan Treasury Discount Bills, Series 1165
(0.132)%	09/25/23		JPY	54,800	379,882

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,321,450)					1,249,341

U.S. TREASURY OBLIGATIONS(n) — 6.1%
U.S. Treasury Bills
3.050%	07/13/23			62,000	61,913,781
4.677%	11/02/23	(k)		60,000	58,942,746
4.920%	10/26/23	(k)		9,000	8,850,386
5.010%	08/22/23			6,200	6,155,643
5.098%	09/14/23	(h)(k)		21,300	21,077,362

TOTAL U.S. TREASURY OBLIGATIONS (cost $157,106,074)					156,939,918

				Shares
UNAFFILIATED FUNDS — 10.3%
BlackRock Liquidity FedFund (Institutional Shares)				55,678,098	55,678,098

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

UNAFFILIATED FUNDS (continued)
Goldman Sachs Financial Square Government Fund (Institutional Shares)	55,678,099	$55,678,099
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	1,972,742	1,972,742
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (Institutional Shares)	149,074,060	149,074,060

TOTAL UNAFFILIATED FUNDS (cost $262,402,999)		262,402,999

OPTIONS PURCHASED*~ — 0.4% (cost $7,800,729)		9,738,153

TOTAL SHORT-TERM INVESTMENTS (cost $860,227,631)		861,924,787

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.9% (cost $2,620,563,489)		2,632,689,913

OPTIONS WRITTEN*~ — (0.1)% (premiums received $1,083,629)		(1,175,178)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.8% (cost $2,619,479,860)		2,631,514,735

Liabilities in excess of other assets(z) — (2.8)%		(72,498,838)

NET ASSETS — 100.0%		$2,559,015,897

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $188,152 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,709,039; cash collateral of $95,878,693 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	07/13/23	$(15)	$(12,718)
Federal National Mortgage Assoc.	3.000%	TBA	07/13/23	(30)	(26,401)
Federal National Mortgage Assoc.	3.500%	TBA	07/13/23	(330)	(300,700)
Federal National Mortgage Assoc.	4.000%	TBA	07/13/23	(265)	(248,676)
Federal National Mortgage Assoc.	4.500%	TBA	07/13/23	(50)	(48,070)
Government National Mortgage Assoc.	2.500%	TBA	07/20/23	(20)	(17,317)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $657,902)					$(653,882)

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/15/23	$97.38	448	1,120	$33,600
3 Month SOFR	Call	12/15/23	$100.00	600	1,500	3,750
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$107.00	43	43	24,859
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$107.25	16	16	7,250
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$107.75	24	24	6,563
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$108.25	7	7	1,039
6-7 Year U.S. Treasury Notes Futures	Call	07/07/23	$113.00	15	15	2,109
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$112.00	30	30	25,312
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$112.25	15	15	10,547
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$113.25	12	12	3,938
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$113.50	45	45	11,953
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$115.00	25	25	1,953
20 Year U.S. Treasury Bonds Futures	Call	07/07/23	$127.00	5	5	3,203
20 Year U.S. Treasury Bonds Futures	Call	07/07/23	$127.50	5	5	2,109
20 Year U.S. Treasury Bonds Futures	Call	07/21/23	$126.00	10	10	17,500
20 Year U.S. Treasury Bonds Futures	Call	07/21/23	$126.50	3	3	4,359
20 Year U.S. Treasury Bonds Futures	Call	07/21/23	$128.00	17	17	13,016
20 Year U.S. Treasury Bonds Futures	Call	07/21/23	$128.50	36	36	21,937
Australian Dollar Currency	Call	07/07/23	65.00	4	4	7,200
Australian Dollar Currency	Call	07/07/23	65.50	2	2	2,640
Australian Dollar Currency	Call	07/07/23	66.00	2	2	1,780
Australian Dollar Currency	Call	07/07/23	68.50	10	10	250
Australian Dollar Currency	Call	07/07/23	69.00	3	3	45
Euro Futures	Call	07/07/23	1.08	2	250	3,875
Euro Futures	Call	07/07/23	1.09	4	500	5,500
Japanese Yen Currency	Call	07/07/23	70.50	5	6	1,250
Japanese Yen Currency	Call	07/07/23	71.00	4	5	450
Japanese Yen Currency	Call	07/07/23	73.00	16	20	100
Japanese Yen Currency	Call	08/04/23	71.00	4	5	3,000
S&P 500 Index	Call	07/30/27	$4,290.00	90	9	9,365,934
3 Month SOFR	Put	12/15/23	$92.50	250	625	1,563
1 Year SOFR Mid-Curve Futures	Put	10/13/23	$97.00	31	78	85,637
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.88	14	35	14,613
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$96.00	32	80	38,400
6-7 Year U.S. Treasury Notes Futures	Put	07/05/23	$113.00	7	7	5,469

Total Exchange Traded (cost $7,793,982)						$9,732,703

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Put	JPM	09/15/23	82.00	—	391	$2,080
Currency Option USD vs INR	Put	JPM	12/18/23	82.00	—	391	3,370

Total OTC Traded (cost $6,747)							$5,450

Total Options Purchased (cost $7,800,729)							$9,738,153

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/15/23	$ 95.00	32	80	$(14,800)
3 Month SOFR	Call	12/15/23	$ 95.50	72	180	(22,050)
3 Month SOFR	Call	12/15/23	$ 95.75	3	8	(731)
3 Month SOFR	Call	12/15/23	$ 97.25	131	328	(10,645)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Options Written (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
3 Month SOFR	Call	12/15/23	$ 98.13	224		560	$(9,800)
3 Month SOFR	Call	12/15/23	$ 98.25	672		1,680	(29,400)
1 Year SOFR Mid-Curve Futures	Call	12/15/23	$ 96.75	4		10	(2,000)
1 Year SOFR Mid-Curve Futures	Call	12/15/23	$ 97.00	123		308	(45,356)
2 Year U.S. Treasury Notes Futures	Call	07/21/23	$102.25	10		20	(1,406)
2 Year U.S. Treasury Notes Futures	Call	07/21/23	$102.50	79		158	(4,937)
2 Year U.S. Treasury Notes Futures	Call	07/21/23	$102.75	18		36	(563)
5 Year U.S. Treasury Notes Futures	Call	07/07/23	$107.75	10		10	(938)
5 Year U.S. Treasury Notes Futures	Call	07/07/23	$108.75	5		5	(39)
5 Year U.S. Treasury Notes Futures	Call	07/14/23	$108.50	22		22	(1,547)
5 Year U.S. Treasury Notes Futures	Call	07/14/23	$108.75	24		24	(1,125)
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$108.00	8		8	(1,625)
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$108.75	68		68	(5,844)
5 Year U.S. Treasury Notes Futures	Call	07/21/23	$109.25	36		36	(1,688)
5 Year U.S. Treasury Notes Futures	Call	08/25/23	$108.00	26		26	(13,609)
5 Year U.S. Treasury Notes Futures	Call	08/25/23	$109.50	32		32	(6,250)
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$112.75	8		8	(3,875)
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$113.00	6		6	(2,438)
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$113.75	28		28	(6,125)
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$114.00	64		64	(11,000)
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$114.50	71		71	(7,766)
10 Year U.S. Treasury Notes Futures	Call	08/25/23	$113.00	21		21	(18,375)
20 Year U.S. Treasury Bonds Futures	Call	07/14/23	$128.00	2		2	(1,125)
20 Year U.S. Treasury Bonds Futures	Call	07/21/23	$127.00	3		3	(3,562)
20 Year U.S. Treasury Bonds Futures	Call	07/21/23	$129.00	31		31	(14,531)
20 Year U.S. Treasury Bonds Futures	Call	07/21/23	$130.00	49		49	(13,781)
20 Year U.S. Treasury Bonds Futures	Call	08/25/23	$130.00	8		8	(8,125)
Euro-Bund Futures	Call	07/21/23	134.00	10	EUR	10	(10,366)
Euro-Bund Futures	Call	07/21/23	135.00	25	EUR	25	(15,550)
Euro-Bund Futures	Call	07/21/23	137.00	10	EUR	10	(1,964)
Euro-Bund Futures	Call	08/25/23	136.00	5	EUR	5	(5,074)
Japanese Yen Currency	Call	07/07/23	72.00	4		5	(75)
3 Month SOFR	Put	12/15/23	$ 95.50	262		655	(635,350)
1 Year SOFR Mid-Curve Futures	Put	10/13/23	$ 96.25	31		78	(41,850)
1 Year SOFR Mid-Curve Futures	Put	10/13/23	$ 96.50	31		78	(55,025)
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$ 95.25	28		70	(12,600)
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$ 95.38	65		163	(35,344)
5 Year U.S. Treasury Notes Futures	Put	07/21/23	$107.75	48		48	(44,625)
10 Year U.S. Treasury Notes Futures	Put	07/21/23	$113.00	5		5	(5,703)
20 Year U.S. Treasury Bonds Futures	Put	07/21/23	$127.00	10		10	(12,812)

Total Exchange Traded (premiums received $ 1,062,096)							$(1,141,394)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	GSB	07/20/23	4.80	—	390	$(4,247)
Currency Option USD vs MXN	Put	GSB	08/23/23	17.93	—	370	(15,100)
Currency Option USD vs MXN	Put	GSB	08/24/23	17.76	—	370	(11,975)
Currency Option USD vs ZAR	Put	GSB	08/09/23	18.21	—	480	(2,462)

Total OTC Traded (premiums received $21,533)							$(33,784)

Total Options Written (premiums received $1,083,629)							$(1,175,178)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Financial Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
105	90 Day Euro EURIBOR	Dec. 2023	$27,501,104	$(88,538)
95	3 Month CME SOFR	Jun. 2024	22,535,188	(307,162)
200	3 Month CME SOFR	Mar. 2025	47,987,500	(235,066)
61	3 Month SONIA Index	Mar. 2024	18,159,936	(166,096)
305	2 Year U.S.Treasury Notes	Sep. 2023	62,019,844	(611,145)
1	3 Year Australian Treasury Bonds	Sep. 2023	70,366	(350)
977	5 Year U.S. Treasury Notes	Sep. 2023	104,630,594	(1,357,307)
90	10 Year Australian Treasury Bonds	Sep. 2023	6,964,937	(58,816)
14	10 Year Euro-Bund	Sep. 2023	2,043,119	3,303
19	10 Year Mini Japanese Government Bonds	Sep. 2023	1,955,106	(1,672)
15	10 Year U.K. Gilt	Sep. 2023	1,815,465	(17,806)
524	10 Year U.S. Treasury Notes	Sep. 2023	58,827,190	(1,023,985)
250	20 Year U.S. Treasury Bonds	Sep. 2023	31,726,563	(139,795)
260	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	35,416,875	241,513
8	Euro Schatz Index	Sep. 2023	915,299	(5,502)
2	Euro STOXX 50 Index	Sep. 2023	96,615	1,563
5	Japanese Yen Currency	Sep. 2023	438,281	(9,513)
203	Mini MSCI EAFE Index	Sep. 2023	21,878,325	119,350
46	Mini MSCI Emerging Markets Index	Sep. 2023	2,295,170	(25,049)
117	NASDAQ 100 E-Mini Index	Sep. 2023	35,888,580	1,352,095
88	Russell 2000 E-Mini Index	Sep. 2023	8,376,280	87,885
75	S&P 500 E-Mini Index	Sep. 2023	16,830,938	494,320
14	TOPIX Index	Sep. 2023	2,219,897	66,742
6	Yen Denominated Nikkei 225 Index	Sep. 2023	695,138	28,867

				(1,652,164)

Short Positions:
66	3 Month CME SOFR	Dec. 2023	15,609,000	94,699
254	3 Month CME SOFR	Mar. 2024	60,096,400	585,097
16	3 Month CME SOFR	Mar. 2026	3,861,400	2,566
94	2 Year U.S. Treasury Notes	Sep. 2023	19,114,313	180,286
4	3 Year Korea Treasury Bond	Sep. 2023	314,894	183
2	5 Year Canadian Government Bonds	Sep. 2023	166,296	2,111
34	5 Year Euro-Bobl	Sep. 2023	4,292,934	39,030
141	5 Year U.S. Treasury Notes	Sep. 2023	15,100,219	284,732
3	10 Year Canadian Government Bonds	Sep. 2023	277,479	449
42	10 Year Euro-Bund	Sep. 2023	6,129,358	42,767
46	10 Year Japanese Government Bonds	Sep. 2023	47,356,457	(198,048)
19	10 Year U.K. Gilt	Sep. 2023	2,299,589	9,631
720	10 Year U.S. Treasury Notes	Sep. 2023	80,831,254	980,450
138	10 Year U.S. Ultra Treasury Notes	Sep. 2023	16,344,375	135,115
35	20 Year U.S. Treasury Bonds	Sep. 2023	4,441,719	18,450
4	30 Year Euro Buxl	Sep. 2023	609,326	(13,438)
17	Australian Dollar Currency	Sep. 2023	1,135,260	21,698
22	British Pound Currency	Sep. 2023	1,746,113	(25,500)
22	Canadian Dollar Currency	Sep. 2023	1,663,860	(8,000)
120	Euro Currency	Sep. 2023	16,429,500	(240,121)
59	Euro Schatz Index	Sep. 2023	6,750,327	56,454
67	Euro-BTP Italian Government Bond	Sep. 2023	8,488,849	(42,432)
5	Euro-OAT	Sep. 2023	700,550	(176)
19	Mexican Peso	Sep. 2023	546,060	(6,263)
41	S&P 500 E-Mini Index	Sep. 2023	9,200,913	(258,595)

				1,661,145

				$8,981

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Commodity Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
130	Brent Crude	Sep. 2023	$9,803,300	$441,356
35	Brent Crude	Dec. 2023	2,621,850	(173,219)
75	Coffee ’C’	Sep. 2023	4,471,875	(611,510)
98	Copper	Sep. 2023	9,210,775	(80,592)
333	Corn	Sep. 2023	8,133,525	(693,356)
26	Cotton No. 2	Dec. 2023	1,044,810	(15,486)
28	Gasoline RBOB	Sep. 2023	2,895,900	78,043
103	Gold 100 OZ	Aug. 2023	19,872,820	(1,281,242)
59	Hard Red Winter Wheat	Sep. 2023	2,360,000	(49,254)
74	Lean Hogs	Aug. 2023	2,740,960	266,702
41	Live Cattle	Aug. 2023	2,905,670	272,038
25	LME Lead	Jul. 2023	1,313,438	2,755
24	LME Lead	Sep. 2023	1,261,500	45,094
12	LME Nickel	Jul. 2023	1,468,368	(291,837)
29	LME Nickel	Sep. 2023	3,568,566	(166,003)
75	LME PRI Aluminum	Jul. 2023	3,976,875	(404,748)
69	LME PRI Aluminum	Sep. 2023	3,704,438	(138,890)
102	LME Zinc	Jul. 2023	6,084,938	(997,543)
60	LME Zinc	Sep. 2023	3,583,875	138,611
45	Low Sulphur Gas Oil	Sep. 2023	3,153,375	37,150
399	Natural Gas	Sep. 2023	11,068,260	1,461,917
53	No. 2 Soft Red Winter Wheat	Sep. 2023	1,725,150	37,259
35	NY Harbor ULSD	Sep. 2023	3,589,740	96,324
42	Silver	Sep. 2023	4,834,200	(173,166)
156	Soybean	Nov. 2023	10,477,350	1,236,899
105	Soybean Meal	Dec. 2023	4,171,650	269,586
170	Soybean Oil	Dec. 2023	6,014,940	967,716
122	Sugar #11 (World)	Oct. 2023	3,114,026	(201,221)
151	WTI Crude	Sep. 2023	10,687,780	(116,869)

				(43,486)

Short Positions:
25	LME Lead	Jul. 2023	1,313,438	(48,564)
12	LME Nickel	Jul. 2023	1,468,368	45,008
75	LME PRI Aluminum	Jul. 2023	3,976,875	165,539
3	LME PRI Aluminum	Sep. 2023	161,063	7,123
102	LME Zinc	Jul. 2023	6,084,938	79,816
18	LME Zinc	Sep. 2023	1,075,163	(3,786)

				245,136

				$201,650

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/23	BARC	AUD	963	$637,988	$641,625	$3,637	$—
Expiring 07/07/23	BARC	AUD	178	117,925	118,597	672	—
Expiring 07/07/23	BNP	AUD	160	104,468	106,604	2,136	—
Expiring 07/07/23	BNP	AUD	80	53,451	53,302	—	(149)
Expiring 07/07/23	BNP	AUD	50	33,860	33,314	—	(546)
Expiring 07/07/23	BOA	AUD	155	106,522	103,273	—	(3,249)
Expiring 07/07/23	GSI	AUD	160	106,835	106,605	—	(230)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/07/23	HSBC	AUD	40	$26,523	$26,651	$128	$—
Expiring 07/07/23	JPM	AUD	160	108,610	106,605	—	(2,005)
Expiring 07/07/23	MSI	AUD	320	216,796	213,209	—	(3,587)
Expiring 07/07/23	TD	AUD	401	261,290	267,177	5,887	—
Expiring 07/07/23	UAG	AUD	160	108,897	106,605	—	(2,292)
Expiring 07/07/23	UAG	AUD	160	109,416	106,604	—	(2,812)
Expiring 07/07/23	UAG	AUD	55	37,139	36,645	—	(494)
Expiring 07/18/23	MSCS	AUD	5,909	3,972,902	3,938,334	—	(34,568)
Expiring 07/18/23	MSCS	AUD	353	230,959	235,280	4,321	—
Expiring 07/18/23	MSCS	AUD	307	203,317	204,620	1,303	—
Expiring 07/18/23	MSCS	AUD	251	170,300	167,068	—	(3,232)
Expiring 07/18/23	MSCS	AUD	91	61,328	60,400	—	(928)
Expiring 07/19/23	BARC	AUD	66,566	43,321,618	44,368,723	1,047,105	—
Expiring 07/19/23	BARC	AUD	3,000	1,987,994	1,999,609	11,615	—
Expiring 07/19/23	BARC	AUD	2,100	1,392,714	1,399,726	7,012	—
Expiring 07/19/23	BARC	AUD	1,400	954,101	933,151	—	(20,950)
Expiring 07/19/23	BARC	AUD	1,100	716,546	733,190	16,644	—
Expiring 07/19/23	BARC	AUD	600	398,528	399,922	1,394	—
Expiring 07/19/23	BOA	AUD	113	73,287	75,318	2,031	—
Expiring 07/19/23	MSCS	AUD	7,500	5,008,895	4,999,023	—	(9,872)
Expiring 07/19/23	MSCS	AUD	1,900	1,290,321	1,266,420	—	(23,901)
Expiring 07/19/23	MSCS	AUD	1,600	1,072,267	1,066,459	—	(5,808)
Expiring 07/19/23	MSI	AUD	248	166,913	165,213	—	(1,700)
Expiring 07/19/23	TD	AUD	111	73,000	74,308	1,308	—
Expiring 08/04/23	BARC	AUD	116	76,910	77,356	446	—
Expiring 08/04/23	GSI	AUD	165	109,753	110,033	280	—
Expiring 09/14/23	BNP	AUD	170	113,491	113,668	177	—
Expiring 09/14/23	GSI	AUD	591	402,577	394,819	—	(7,758)
Expiring 09/14/23	JPM	AUD	1,439	979,518	960,633	—	(18,885)
Expiring 09/14/23	UAG	AUD	225	153,037	150,084	—	(2,953)
Brazilian Real,
Expiring 07/05/23	BARC	BRL	180	37,351	37,558	207	—
Expiring 07/05/23	CITI	BRL	683	136,004	142,562	6,558	—
Expiring 07/05/23	CITI	BRL	159	31,915	33,176	1,261	—
Expiring 07/05/23	CITI	BRL	106	21,294	22,117	823	—
Expiring 07/05/23	CITI	BRL	80	16,600	16,692	92	—
Expiring 07/05/23	GSI	BRL	260	51,794	54,249	2,455	—
Expiring 07/18/23	GSB	BRL	360	73,799	75,016	1,217	—
Expiring 07/18/23	MSCS	BRL	2,450	473,311	510,043	36,732	—
Expiring 07/18/23	MSCS	BRL	2,334	464,570	485,809	21,239	—
Expiring 07/18/23	MSCS	BRL	395	81,358	82,209	851	—
Expiring 08/02/23	CITI	BRL	683	141,542	141,823	281	—
Expiring 08/02/23	CITI	BRL	345	71,449	71,611	162	—
Expiring 09/14/23	GSI	BRL	34,370	7,016,171	7,081,055	64,884	—
British Pound,
Expiring 07/05/23	BARC	GBP	1,139	1,447,536	1,446,860	—	(676)
Expiring 07/07/23	BARC	GBP	86	107,796	109,225	1,429	—
Expiring 07/07/23	BARC	GBP	86	107,539	109,224	1,685	—
Expiring 07/07/23	BARC	GBP	85	109,058	107,954	—	(1,104)
Expiring 07/07/23	BNP	GBP	85	108,324	107,954	—	(370)
Expiring 07/07/23	BNP	GBP	65	81,784	82,553	769	—
Expiring 07/07/23	BNP	GBP	64	81,605	81,283	—	(322)
Expiring 07/07/23	BOA	GBP	111	137,682	140,976	3,294	—
Expiring 07/07/23	CITI	GBP	86	108,367	109,225	858	—
Expiring 07/07/23	GSI	GBP	91	113,769	115,574	1,805	—

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/07/23	GSI	GBP	84	$103,661	$106,684	$3,023	$—
Expiring 07/07/23	GSI	GBP	69	85,679	87,633	1,954	—
Expiring 07/07/23	GSI	GBP	23	29,279	29,212	—	(67)
Expiring 07/07/23	JPM	GBP	167	207,813	212,099	4,286	—
Expiring 07/07/23	JPM	GBP	87	108,079	110,495	2,416	—
Expiring 07/07/23	JPM	GBP	85	108,402	107,955	—	(447)
Expiring 07/07/23	JPM	GBP	85	108,414	107,954	—	(460)
Expiring 07/07/23	JPM	GBP	84	105,170	106,685	1,515	—
Expiring 07/07/23	JPM	GBP	62	78,983	78,743	—	(240)
Expiring 07/07/23	MSI	GBP	94	118,905	119,384	479	—
Expiring 07/07/23	SSB	GBP	44	54,320	55,882	1,562	—
Expiring 07/07/23	TD	GBP	2,806	3,541,172	3,563,763	22,591	—
Expiring 07/07/23	TD	GBP	676	835,535	858,554	23,019	—
Expiring 07/07/23	TD	GBP	241	304,142	306,082	1,940	—
Expiring 07/18/23	MSCS	GBP	270	336,762	343,005	6,243	—
Expiring 07/19/23	BARC	GBP	34,413	42,705,473	43,710,488	1,005,015	—
Expiring 07/19/23	BARC	GBP	1,600	2,023,866	2,032,283	8,417	—
Expiring 07/19/23	BARC	GBP	900	1,135,839	1,143,160	7,321	—
Expiring 07/19/23	BARC	GBP	500	620,810	635,089	14,279	—
Expiring 07/19/23	BARC	GBP	300	383,016	381,053	—	(1,963)
Expiring 07/19/23	BARC	GBP	200	253,117	254,036	919	—
Expiring 07/19/23	BARC	GBP	200	249,306	254,035	4,729	—
Expiring 07/19/23	BARC	GBP	100	125,546	127,018	1,472	—
Expiring 07/19/23	BOA	GBP	185	230,399	234,805	4,406	—
Expiring 07/19/23	MSCS	GBP	1,300	1,653,585	1,651,231	—	(2,354)
Expiring 07/19/23	MSCS	GBP	700	871,547	889,124	17,577	—
Expiring 07/19/23	MSI	GBP	67	83,616	85,605	1,989	—
Expiring 08/04/23	TD	GBP	487	614,730	618,638	3,908	—
Expiring 09/14/23	BARC	GBP	4	5,432	5,467	35	—
Expiring 09/14/23	UAG	GBP	29	37,149	37,386	237	—
Canadian Dollar,
Expiring 07/07/23	BARC	CAD	260	191,534	196,284	4,750	—
Expiring 07/07/23	BNP	CAD	140	102,878	105,691	2,813	—
Expiring 07/07/23	BNP	CAD	140	102,872	105,691	2,819	—
Expiring 07/07/23	BNP	CAD	40	30,119	30,197	78	—
Expiring 07/07/23	BOA	CAD	45	34,097	33,972	—	(125)
Expiring 07/07/23	GSI	CAD	145	108,970	109,465	495	—
Expiring 07/07/23	JPM	CAD	290	217,748	218,932	1,184	—
Expiring 07/07/23	JPM	CAD	145	109,184	109,466	282	—
Expiring 07/07/23	JPM	CAD	145	108,461	109,466	1,005	—
Expiring 07/07/23	JPM	CAD	145	108,844	109,466	622	—
Expiring 07/07/23	JPM	CAD	74	55,401	55,865	464	—
Expiring 07/07/23	RBC	CAD	2,803	2,114,195	2,116,088	1,893	—
Expiring 07/07/23	RBC	CAD	285	216,201	215,157	—	(1,044)
Expiring 07/07/23	SSB	CAD	129	96,646	97,387	741	—
Expiring 07/07/23	TD	CAD	100	74,464	75,494	1,030	—
Expiring 07/07/23	UAG	CAD	39	29,187	29,442	255	—
Expiring 07/18/23	BNP	CAD	1,902	1,414,361	1,436,174	21,813	—
Expiring 07/18/23	BNP	CAD	87	65,207	65,692	485	—
Expiring 07/18/23	GSB	CAD	837	629,046	632,229	3,183	—
Expiring 07/19/23	BARC	CAD	6,156	4,622,922	4,648,352	25,430	—
Expiring 07/19/23	BARC	CAD	2,819	2,148,241	2,128,740	—	(19,501)
Expiring 07/19/23	BARC	CAD	705	532,753	532,613	—	(140)
Expiring 07/19/23	BARC	CAD	702	526,559	529,910	3,351	—
Expiring 07/19/23	BARC	CAD	326	244,843	246,449	1,606	—

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/19/23	BARC	CAD	115	$86,978	$86,778	$—	$(200)
Expiring 07/19/23	HSBC	CAD	139	102,694	104,836	2,142	—
Expiring 07/19/23	HSBC	CAD	38	28,777	28,747	—	(30)
Expiring 07/19/23	MSCS	CAD	7,840	5,898,927	5,920,105	21,178	—
Expiring 07/19/23	MSCS	CAD	1,103	835,958	832,526	—	(3,432)
Expiring 07/19/23	MSCS	CAD	927	704,914	699,732	—	(5,182)
Expiring 07/19/23	MSCS	CAD	524	392,462	395,328	2,866	—
Expiring 07/19/23	MSCS	CAD	434	328,447	327,916	—	(531)
Expiring 08/04/23	RBC	CAD	260	196,186	196,373	187	—
Expiring 08/04/23	RBC	CAD	29	21,882	21,903	21	—
Chilean Peso,
Expiring 07/07/23	MSI	CLP	101,240	126,392	126,179	—	(213)
Expiring 07/07/23	MSI	CLP	20,945	26,149	26,105	—	(44)
Expiring 09/14/23	GSI	CLP	2,277	2,851	2,814	—	(37)
Chinese Renminbi,
Expiring 07/07/23	HSBC	CNH	1,511	207,961	207,958	—	(3)
Expiring 07/07/23	HSBC	CNH	576	79,276	79,275	—	(1)
Expiring 07/07/23	JPM	CNH	396	54,660	54,501	—	(159)
Expiring 07/07/23	MSI	CNH	260	36,857	35,783	—	(1,074)
Expiring 07/13/23	BOA	CNH	341	49,855	46,955	—	(2,900)
Expiring 07/18/23	MSCS	CNH	1,166	170,778	160,692	—	(10,086)
Expiring 07/18/23	MSCS	CNH	96	13,490	13,219	—	(271)
Expiring 08/23/23	BNP	CNH	564	78,000	77,915	—	(85)
Expiring 08/23/23	BOA	CNH	1,932	268,000	266,927	—	(1,073)
Expiring 08/23/23	GSI	CNH	1,889	264,000	260,908	—	(3,092)
Expiring 08/23/23	HSBC	CNH	2,014	284,000	278,215	—	(5,785)
Expiring 08/23/23	JPM	CNH	1,931	270,000	266,779	—	(3,221)
Expiring 08/23/23	JPM	CNH	558	77,000	77,044	44	—
Expiring 08/23/23	MSI	CNH	3,082	433,000	425,807	—	(7,193)
Expiring 08/23/23	SSB	CNH	516	73,000	71,344	—	(1,656)
Expiring 08/23/23	SSB	CNH	451	63,000	62,265	—	(735)
Expiring 01/24/24	BOA	CNH	341	50,515	47,740	—	(2,775)
Colombian Peso,
Expiring 07/07/23	DB	COP	208,312	50,184	49,825	—	(359)
Expiring 07/07/23	DB	COP	141,543	34,099	33,855	—	(244)
Expiring 07/07/23	MSI	COP	87,357	19,545	20,894	1,349	—
Expiring 09/20/23	CITI	COP	1,357,012	299,364	318,145	18,781	—
Expiring 09/20/23	DB	COP	1,704,395	397,462	399,588	2,126	—
Expiring 09/20/23	DB	COP	1,335,910	300,542	313,198	12,656	—
Expiring 09/20/23	DB	COP	561,806	124,000	131,713	7,713	—
Czech Koruna,
Expiring 07/07/23	MSI	CZK	1,967	89,920	90,258	338	—
Expiring 07/07/23	MSI	CZK	1,803	82,423	82,733	310	—
Expiring 07/19/23	BARC	CZK	694	32,642	31,818	—	(824)
Expiring 07/19/23	DB	CZK	1,329	62,468	60,950	—	(1,518)
Danish Krone,
Expiring 07/07/23	DB	DKK	361	52,630	52,927	297	—
Euro,
Expiring 07/05/23	SSB	EUR	4,515	4,930,714	4,928,266	—	(2,448)
Expiring 07/07/23	BARC	EUR	97	103,618	105,882	2,264	—
Expiring 07/07/23	BARC	EUR	12	13,110	13,098	—	(12)
Expiring 07/07/23	BNP	EUR	111	120,211	121,163	952	—
Expiring 07/07/23	BNP	EUR	75	81,922	81,867	—	(55)
Expiring 07/07/23	BOA	EUR	101	108,688	110,248	1,560	—
Expiring 07/07/23	BOA	EUR	48	51,280	52,395	1,115	—

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/07/23	BOA	EUR	12	$12,824	$13,099	$275	$—
Expiring 07/07/23	CITI	EUR	228	244,486	248,876	4,390	—
Expiring 07/07/23	CITI	EUR	191	206,220	208,488	2,268	—
Expiring 07/07/23	CITI	EUR	106	114,569	115,705	1,136	—
Expiring 07/07/23	CITI	EUR	98	105,545	106,973	1,428	—
Expiring 07/07/23	DB	EUR	1,566	1,685,635	1,709,385	23,750	—
Expiring 07/07/23	DB	EUR	639	687,816	697,507	9,691	—
Expiring 07/07/23	GSI	EUR	88	94,704	96,057	1,353	—
Expiring 07/07/23	HSBC	EUR	15,292	16,588,762	16,692,151	103,389	—
Expiring 07/07/23	JPM	EUR	130	142,158	141,903	—	(255)
Expiring 07/07/23	JPM	EUR	101	108,420	110,247	1,827	—
Expiring 07/07/23	JPM	EUR	27	29,030	29,472	442	—
Expiring 07/07/23	MSI	EUR	129	137,939	140,812	2,873	—
Expiring 07/07/23	RBC	EUR	42	45,288	45,846	558	—
Expiring 07/07/23	TD	EUR	86	92,452	93,874	1,422	—
Expiring 07/07/23	UAG	EUR	118	126,877	128,804	1,927	—
Expiring 07/18/23	BNP	EUR	409	439,475	446,712	7,237	—
Expiring 07/18/23	BNP	EUR	400	443,394	436,738	—	(6,656)
Expiring 07/18/23	BNP	EUR	231	250,167	252,777	2,610	—
Expiring 07/18/23	BOA	EUR	598	658,643	653,138	—	(5,505)
Expiring 07/18/23	BOA	EUR	417	446,795	455,023	8,228	—
Expiring 07/19/23	BARC	EUR	60,662	64,914,460	66,259,109	1,344,649	—
Expiring 07/19/23	BARC	EUR	2,500	2,708,410	2,730,656	22,246	—
Expiring 07/19/23	BARC	EUR	2,200	2,380,349	2,402,977	22,628	—
Expiring 07/19/23	BARC	EUR	1,100	1,180,642	1,201,489	20,847	—
Expiring 07/19/23	BARC	EUR	200	217,438	218,453	1,015	—
Expiring 07/19/23	BOA	EUR	137	148,223	149,640	1,417	—
Expiring 07/19/23	BOA	EUR	136	147,000	148,746	1,746	—
Expiring 07/19/23	CITI	EUR	139	153,917	151,624	—	(2,293)
Expiring 07/19/23	JPM	EUR	266	291,660	290,766	—	(894)
Expiring 07/19/23	MSCS	EUR	16,100	17,244,501	17,585,427	340,926	—
Expiring 07/19/23	MSCS	EUR	4,200	4,584,513	4,587,502	2,989	—
Expiring 07/19/23	MSCS	EUR	3,400	3,721,080	3,713,692	—	(7,388)
Expiring 07/19/23	MSCS	EUR	2,000	2,159,815	2,184,525	24,710	—
Expiring 07/19/23	MSCS	EUR	1,700	1,827,666	1,856,847	29,181	—
Expiring 07/19/23	MSCS	EUR	1,500	1,643,833	1,638,394	—	(5,439)
Expiring 07/19/23	MSCS	EUR	1,200	1,284,659	1,310,715	26,056	—
Expiring 07/19/23	MSCS	EUR	1,100	1,187,247	1,201,489	14,242	—
Expiring 07/19/23	MSCS	EUR	800	857,391	873,810	16,419	—
Expiring 07/19/23	MSCS	EUR	500	546,490	546,131	—	(359)
Expiring 08/03/23	JPM	EUR	99	108,194	108,219	25	—
Expiring 08/04/23	CITI	EUR	101	109,748	110,410	662	—
Expiring 08/04/23	HSBC	EUR	1,625	1,765,251	1,776,399	11,148	—
Expiring 08/04/23	HSBC	EUR	179	194,449	195,677	1,228	—
Expiring 08/04/23	UAG	EUR	139	152,433	151,951	—	(482)
Hungarian Forint,
Expiring 07/07/23	BARC	HUF	16,100	46,501	47,067	566	—
Expiring 07/07/23	BARC	HUF	7,525	21,560	21,999	439	—
Expiring 07/07/23	BARC	HUF	4,246	12,140	12,413	273	—
Expiring 07/07/23	JPM	HUF	82,959	242,216	242,524	308	—
Expiring 07/07/23	JPM	HUF	8,803	25,702	25,735	33	—
Expiring 07/07/23	SCS	HUF	3,129	8,947	9,147	200	—
Expiring 07/07/23	TD	HUF	3,092	8,843	9,040	197	—
Expiring 07/18/23	MSCS	HUF	1,628	4,717	4,744	27	—
Expiring 07/19/23	BARC	HUF	39,234	112,777	114,300	1,523	—

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 07/19/23	BOA	HUF	21,283	$61,617	$62,002	$385	$—
Expiring 07/19/23	HSBC	HUF	110,120	308,848	320,812	11,964	—
Expiring 07/19/23	HSBC	HUF	17,769	49,836	51,767	1,931	—
Expiring 07/19/23	JPM	HUF	74,962	211,827	218,387	6,560	—
Expiring 07/19/23	JPM	HUF	73,450	209,796	213,981	4,185	—
Expiring 07/19/23	JPM	HUF	12,096	34,180	35,238	1,058	—
Expiring 07/19/23	JPM	HUF	11,852	33,853	34,528	675	—
Expiring 07/19/23	TD	HUF	116,689	335,360	339,949	4,589	—
Indian Rupee,
Expiring 07/07/23	BOA	INR	2,901	35,001	35,330	329	—
Expiring 07/07/23	CITI	INR	2,256	27,352	27,474	122	—
Expiring 07/07/23	GSI	INR	494	5,990	6,016	26	—
Expiring 07/07/23	JPM	INR	6,190	75,012	75,384	372	—
Expiring 07/07/23	JPM	INR	5,264	63,810	64,107	297	—
Expiring 07/07/23	JPM	INR	4,150	50,610	50,540	—	(70)
Expiring 07/07/23	JPM	INR	2,424	29,396	29,520	124	—
Expiring 07/07/23	JPM	INR	2,407	29,116	29,314	198	—
Expiring 07/07/23	JPM	INR	1,221	14,803	14,870	67	—
Expiring 07/07/23	JPM	INR	1,133	13,696	13,798	102	—
Expiring 07/07/23	JPM	INR	635	7,698	7,733	35	—
Expiring 07/07/23	SCS	INR	1,306	15,834	15,905	71	—
Expiring 07/18/23	JPM	INR	30,357	367,298	369,605	2,307	—
Expiring 07/18/23	JPM	INR	5,748	69,827	69,979	152	—
Expiring 07/18/23	MSCS	INR	136,784	1,654,183	1,665,379	11,196	—
Expiring 07/18/23	MSCS	INR	33,414	405,607	406,821	1,214	—
Expiring 07/18/23	MSCS	INR	6,897	83,164	83,975	811	—
Expiring 08/04/23	MSI	INR	30,381	369,990	369,727	—	(263)
Expiring 09/14/23	BNP	INR	586	7,073	7,118	45	—
Expiring 09/20/23	JPM	INR	38,581	469,000	468,815	—	(185)
Indonesian Rupiah,
Expiring 07/07/23	BARC	IDR	3,655,083	243,991	242,986	—	(1,005)
Expiring 07/07/23	BARC	IDR	270,000	18,024	17,950	—	(74)
Expiring 07/18/23	JPM	IDR	26,123,685	1,773,382	1,736,298	—	(37,084)
Expiring 07/18/23	JPM	IDR	7,383,400	504,331	490,734	—	(13,597)
Expiring 07/18/23	MSCS	IDR	1,087,862	73,240	72,304	—	(936)
Expiring 09/20/23	MSI	IDR	16,520,955	1,110,839	1,096,985	—	(13,854)
Israeli Shekel,
Expiring 07/07/23	BNP	ILS	608	163,975	164,059	84	—
Expiring 07/07/23	BNP	ILS	254	68,503	68,538	35	—
Expiring 07/07/23	GSI	ILS	125	33,755	33,730	—	(25)
Expiring 09/20/23	CITI	ILS	415	114,090	112,354	—	(1,736)
Expiring 09/20/23	HSBC	ILS	690	194,000	186,840	—	(7,160)
Japanese Yen,
Expiring 07/07/23	BARC	JPY	3,600	25,936	24,975	—	(961)
Expiring 07/07/23	BNP	JPY	378,157	2,614,596	2,623,434	8,838	—
Expiring 07/07/23	BNP	JPY	225,704	1,626,798	1,565,804	—	(60,994)
Expiring 07/07/23	BNP	JPY	15,500	107,997	107,530	—	(467)
Expiring 07/07/23	BNP	JPY	7,700	53,929	53,418	—	(511)
Expiring 07/07/23	BNP	JPY	7,500	54,059	52,031	—	(2,028)
Expiring 07/07/23	BOA	JPY	15,200	108,831	105,449	—	(3,382)
Expiring 07/07/23	BOA	JPY	7,800	54,431	54,112	—	(319)
Expiring 07/07/23	CITI	JPY	15,000	107,140	104,061	—	(3,079)
Expiring 07/07/23	DB	JPY	22,600	160,841	156,786	—	(4,055)
Expiring 07/07/23	DB	JPY	22,600	162,426	156,786	—	(5,640)
Expiring 07/07/23	DB	JPY	15,100	108,405	104,755	—	(3,650)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/07/23	DB	JPY	14,500	$104,771	$100,593	$—	$(4,178)
Expiring 07/07/23	GSI	JPY	29,000	208,589	201,185	—	(7,404)
Expiring 07/07/23	GSI	JPY	15,600	108,348	108,223	—	(125)
Expiring 07/07/23	HSBC	JPY	29,000	208,528	201,185	—	(7,343)
Expiring 07/07/23	HSBC	JPY	14,600	105,653	101,286	—	(4,367)
Expiring 07/07/23	HSBC	JPY	5,900	42,590	40,931	—	(1,659)
Expiring 07/07/23	JPM	JPY	60,100	434,855	416,939	—	(17,916)
Expiring 07/07/23	JPM	JPY	29,000	208,457	201,185	—	(7,272)
Expiring 07/07/23	JPM	JPY	22,600	160,649	156,785	—	(3,864)
Expiring 07/07/23	JPM	JPY	15,600	108,735	108,224	—	(511)
Expiring 07/07/23	JPM	JPY	15,500	108,168	107,530	—	(638)
Expiring 07/07/23	JPM	JPY	15,000	106,477	104,062	—	(2,415)
Expiring 07/07/23	JPM	JPY	7,800	54,477	54,112	—	(365)
Expiring 07/07/23	JPM	JPY	7,700	53,643	53,418	—	(225)
Expiring 07/07/23	MSI	JPY	38,800	270,490	269,172	—	(1,318)
Expiring 07/07/23	MSI	JPY	23,300	162,557	161,642	—	(915)
Expiring 07/07/23	MSI	JPY	23,300	162,707	161,642	—	(1,065)
Expiring 07/07/23	MSI	JPY	15,500	108,093	107,530	—	(563)
Expiring 07/07/23	MSI	JPY	15,500	108,241	107,530	—	(711)
Expiring 07/07/23	RBC	JPY	12,200	88,302	84,636	—	(3,666)
Expiring 07/18/23	GSB	JPY	272,158	2,106,664	1,891,484	—	(215,180)
Expiring 07/18/23	GSB	JPY	12,394	89,421	86,138	—	(3,283)
Expiring 07/18/23	GSB	JPY	7,800	54,209	54,209	—	—
Expiring 07/18/23	GSB	JPY	6,154	44,268	42,771	—	(1,497)
Expiring 07/18/23	GSB	JPY	5,900	44,386	41,005	—	(3,381)
Expiring 07/18/23	JPM	JPY	25,000	179,387	173,749	—	(5,638)
Expiring 07/18/23	JPM	JPY	12,160	88,645	84,510	—	(4,135)
Expiring 07/19/23	BARC	JPY	4,806,744	34,590,275	33,412,141	—	(1,178,134)
Expiring 07/19/23	BARC	JPY	583,451	4,042,973	4,055,626	12,653	—
Expiring 07/19/23	BARC	JPY	532,660	3,700,657	3,702,568	1,911	—
Expiring 07/19/23	BARC	JPY	289,362	2,049,659	2,011,382	—	(38,277)
Expiring 07/19/23	BARC	JPY	175,907	1,248,717	1,222,748	—	(25,969)
Expiring 07/19/23	BARC	JPY	1,194	8,629	8,302	—	(327)
Expiring 07/19/23	MSCS	JPY	6,453,877	46,443,545	44,861,519	—	(1,582,026)
Expiring 07/19/23	MSCS	JPY	661,298	4,686,127	4,596,743	—	(89,384)
Expiring 07/19/23	MSCS	JPY	597,618	4,301,397	4,154,100	—	(147,297)
Expiring 07/19/23	MSCS	JPY	373,277	2,595,906	2,594,685	—	(1,221)
Expiring 07/19/23	MSCS	JPY	372,375	2,654,608	2,588,416	—	(66,192)
Expiring 07/19/23	MSCS	JPY	249,554	1,748,649	1,734,677	—	(13,972)
Expiring 07/19/23	MSI	JPY	50,077	380,886	348,089	—	(32,797)
Expiring 08/04/23	BNP	JPY	110,304	765,880	768,698	2,818	—
Expiring 08/04/23	BNP	JPY	15,900	110,327	110,806	479	—
Expiring 09/14/23	BARC	JPY	185,148	1,343,128	1,298,295	—	(44,833)
Expiring 09/14/23	BNP	JPY	43,716	317,129	306,545	—	(10,584)
Expiring 09/14/23	BNP	JPY	31,139	217,912	218,352	440	—
Expiring 09/14/23	GSI	JPY	274,976	1,994,801	1,928,190	—	(66,611)
Expiring 09/14/23	JPM	JPY	180,212	1,307,341	1,263,684	—	(43,657)
Malaysian Ringgit,
Expiring 07/07/23	BNP	MYR	1,500	321,239	323,193	1,954	—
Expiring 07/18/23	MSCS	MYR	1,479	338,999	318,760	—	(20,239)
Expiring 07/18/23	MSCS	MYR	788	171,064	169,923	—	(1,141)
Mexican Peso,
Expiring 07/07/23	BARC	MXN	930	53,873	54,259	386	—
Expiring 07/07/23	CA	MXN	2,780	162,459	162,193	—	(266)
Expiring 07/07/23	CA	MXN	1,870	107,809	109,101	1,292	—

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/07/23	CA	MXN	1,222	$69,941	$71,295	$1,354	$—
Expiring 07/07/23	CA	MXN	1,120	64,568	65,344	776	—
Expiring 07/07/23	CA	MXN	930	54,139	54,259	120	—
Expiring 07/07/23	DB	MXN	17,976	1,048,971	1,048,769	—	(202)
Expiring 07/07/23	DB	MXN	3,380	197,236	197,198	—	(38)
Expiring 07/07/23	GSI	MXN	3,700	209,295	215,868	6,573	—
Expiring 07/07/23	GSI	MXN	1,880	107,576	109,684	2,108	—
Expiring 07/07/23	GSI	MXN	920	53,473	53,675	202	—
Expiring 07/07/23	GSI	MXN	920	53,442	53,676	234	—
Expiring 07/07/23	GSI	MXN	202	11,332	11,785	453	—
Expiring 07/07/23	JPM	MXN	280	16,113	16,336	223	—
Expiring 07/07/23	JPM	MXN	280	16,112	16,336	224	—
Expiring 07/07/23	RBC	MXN	790	45,860	46,091	231	—
Expiring 07/07/23	SSB	MXN	2,770	160,724	161,609	885	—
Expiring 07/07/23	SSB	MXN	1,100	61,594	64,177	2,583	—
Expiring 07/07/23	SSB	MXN	658	37,648	38,389	741	—
Expiring 07/18/23	MSCS	MXN	19,850	1,081,886	1,155,493	73,607	—
Expiring 07/18/23	MSCS	MXN	4,000	230,585	232,840	2,255	—
Expiring 07/18/23	MSCS	MXN	2,350	128,401	136,793	8,392	—
Expiring 07/18/23	MSCS	MXN	1,878	109,554	109,305	—	(249)
Expiring 07/18/23	MSCS	MXN	1,069	61,583	62,208	625	—
Expiring 07/18/23	MSCS	MXN	1,000	57,536	58,210	674	—
Expiring 07/18/23	MSCS	MXN	886	49,614	51,574	1,960	—
Expiring 07/18/23	MSCS	MXN	801	44,642	46,623	1,981	—
Expiring 07/18/23	MSCS	MXN	721	42,104	41,969	—	(135)
Expiring 07/18/23	MSCS	MXN	650	37,126	37,836	710	—
Expiring 09/14/23	BARC	MXN	340	19,385	19,583	198	—
Expiring 09/14/23	BNP	MXN	19,604	1,117,631	1,128,957	11,326	—
Expiring 09/14/23	GSI	MXN	8,293	472,777	477,587	4,810	—
Expiring 09/14/23	JPM	MXN	5,351	305,048	308,168	3,120	—
Expiring 09/14/23	UAG	MXN	9,098	518,673	523,959	5,286	—
Expiring 09/20/23	BARC	MXN	1,947	109,612	111,983	2,371	—
Expiring 09/20/23	BNP	MXN	2,210	124,467	127,120	2,653	—
New Taiwanese Dollar,
Expiring 07/07/23	BARC	TWD	1,151	36,969	36,940	—	(29)
Expiring 07/07/23	BARC	TWD	835	27,256	26,798	—	(458)
Expiring 07/07/23	BOA	TWD	900	29,345	28,885	—	(460)
Expiring 07/07/23	JPM	TWD	830	27,029	26,638	—	(391)
Expiring 07/18/23	GSB	TWD	10,322	340,936	331,293	—	(9,643)
Expiring 07/18/23	JPM	TWD	82	2,670	2,632	—	(38)
Expiring 09/14/23	UAG	TWD	178	5,829	5,714	—	(115)
Expiring 09/20/23	CITI	TWD	25,849	848,929	832,082	—	(16,847)
New Zealand Dollar,
Expiring 07/07/23	BNP	NZD	95	59,140	58,299	—	(841)
Expiring 07/07/23	BNP	NZD	90	55,517	55,231	—	(286)
Expiring 07/07/23	BNP	NZD	74	44,431	45,413	982	—
Expiring 07/07/23	BNP	NZD	55	33,737	33,752	15	—
Expiring 07/07/23	JPM	NZD	340	206,083	208,651	2,568	—
Expiring 07/07/23	JPM	NZD	175	105,970	107,393	1,423	—
Expiring 07/07/23	JPM	NZD	135	82,068	82,847	779	—
Expiring 07/07/23	MSI	NZD	180	109,668	110,462	794	—
Expiring 07/07/23	UAG	NZD	1,402	849,612	860,378	10,766	—
Expiring 07/07/23	UAG	NZD	175	107,022	107,394	372	—
Expiring 07/07/23	UAG	NZD	175	105,674	107,393	1,719	—
Expiring 07/07/23	UAG	NZD	170	102,836	104,325	1,489	—

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/19/23	BARC	NZD	4,900	$3,032,744	$3,006,875	$—	$(25,869)
Expiring 07/19/23	BARC	NZD	1,900	1,148,944	1,165,931	16,987	—
Expiring 07/19/23	BARC	NZD	400	242,485	245,460	2,975	—
Expiring 07/19/23	BARC	NZD	100	62,053	61,365	—	(688)
Expiring 07/19/23	BOA	NZD	186	115,548	113,879	—	(1,669)
Expiring 07/19/23	MSCS	NZD	25,265	15,399,243	15,503,738	104,495	—
Expiring 07/19/23	MSCS	NZD	5,700	3,518,764	3,497,794	—	(20,970)
Expiring 07/19/23	MSCS	NZD	5,300	3,245,429	3,252,335	6,906	—
Expiring 07/19/23	MSCS	NZD	900	546,452	552,283	5,831	—
Expiring 07/19/23	MSCS	NZD	400	245,647	245,459	—	(188)
Expiring 07/19/23	MSI	NZD	214	133,463	131,520	—	(1,943)
Expiring 07/19/23	TD	NZD	119	73,000	73,326	326	—
Expiring 07/19/23	TD	NZD	119	72,000	72,808	808	—
Expiring 08/04/23	UAG	NZD	209	126,641	128,244	1,603	—
Norwegian Krone,
Expiring 07/07/23	BOA	NOK	860	78,328	80,141	1,813	—
Expiring 07/07/23	CITI	NOK	1,160	108,229	108,097	—	(132)
Expiring 07/07/23	DB	NOK	3,505	325,814	326,620	806	—
Expiring 07/07/23	GSI	NOK	1,740	156,424	162,145	5,721	—
Expiring 07/07/23	GSI	NOK	1,200	109,357	111,824	2,467	—
Expiring 07/07/23	GSI	NOK	1,160	108,963	108,096	—	(867)
Expiring 07/07/23	GSI	NOK	1,160	104,104	108,097	3,993	—
Expiring 07/07/23	GSI	NOK	570	53,792	53,117	—	(675)
Expiring 07/07/23	GSI	NOK	140	12,673	13,046	373	—
Expiring 07/07/23	JPM	NOK	527	47,853	49,110	1,257	—
Expiring 07/07/23	UAG	NOK	310	27,953	28,888	935	—
Expiring 07/18/23	MSCS	NOK	11,191	1,071,007	1,043,316	—	(27,691)
Expiring 07/18/23	MSCS	NOK	1,084	105,500	101,019	—	(4,481)
Expiring 07/18/23	MSCS	NOK	875	81,209	81,580	371	—
Expiring 07/19/23	BARC	NOK	71,714	6,774,964	6,686,026	—	(88,938)
Expiring 07/19/23	BNP	NOK	858	82,447	79,975	—	(2,472)
Expiring 07/19/23	MSCS	NOK	72,386	6,782,972	6,748,659	—	(34,313)
Expiring 07/19/23	MSCS	NOK	64,308	6,060,719	5,995,556	—	(65,163)
Expiring 07/19/23	MSCS	NOK	47,686	4,400,152	4,445,831	45,679	—
Expiring 07/19/23	MSCS	NOK	42,123	3,904,528	3,927,232	22,704	—
Expiring 07/19/23	MSCS	NOK	37,256	3,470,785	3,473,460	2,675	—
Expiring 07/19/23	MSCS	NOK	13,117	1,220,763	1,222,954	2,191	—
Expiring 07/19/23	MSCS	NOK	9,983	923,038	930,780	7,742	—
Expiring 07/19/23	MSCS	NOK	9,383	895,156	874,784	—	(20,372)
Expiring 07/19/23	MSCS	NOK	7,448	699,204	694,401	—	(4,803)
Expiring 08/04/23	DB	NOK	537	49,968	50,096	128	—
Expiring 08/04/23	GSI	NOK	590	55,030	55,041	11	—
Expiring 09/14/23	BOA	NOK	62	5,859	5,799	—	(60)
Expiring 09/14/23	GSI	NOK	31	2,904	2,874	—	(30)
Expiring 09/14/23	UAG	NOK	38	3,588	3,552	—	(36)
Peruvian Nuevo Sol,
Expiring 07/07/23	CITI	PEN	97	26,303	26,721	418	—
Expiring 07/07/23	CITI	PEN	83	22,834	22,865	31	—
Expiring 08/04/23	CITI	PEN	97	26,623	26,651	28	—
Expiring 09/20/23	DB	PEN	410	111,363	112,304	941	—
Philippine Peso,
Expiring 07/07/23	BOA	PHP	220	3,986	3,979	—	(7)
Expiring 09/20/23	JPM	PHP	8,877	158,137	160,272	2,135	—
Polish Zloty,
Expiring 07/07/23	BARC	PLN	260	62,942	63,924	982	—

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/07/23	BOA	PLN	56	$13,232	$13,768	$536	$—
Expiring 07/07/23	CITI	PLN	18	4,251	4,426	175	—
Expiring 07/07/23	DB	PLN	56	13,210	13,768	558	—
Expiring 07/07/23	HSBC	PLN	470	114,522	115,554	1,032	—
Expiring 07/07/23	HSBC	PLN	75	18,275	18,440	165	—
Expiring 07/18/23	JPM	PLN	268	63,925	65,728	1,803	—
Expiring 07/18/23	MSCS	PLN	2,135	503,705	524,644	20,939	—
Expiring 07/19/23	HSBC	PLN	904	213,621	222,053	8,432	—
Expiring 07/19/23	JPM	PLN	676	162,000	166,131	4,131	—
Expiring 07/19/23	TD	PLN	686	164,000	168,470	4,470	—
Romanian Leu,
Expiring 07/07/23	BNP	RON	95	20,792	20,905	113	—
Expiring 07/07/23	GSI	RON	25	5,470	5,501	31	—
Singapore Dollar,
Expiring 07/07/23	JPM	SGD	85	63,288	62,867	—	(421)
Expiring 07/07/23	JPM	SGD	60	44,904	44,377	—	(527)
Expiring 07/07/23	MSI	SGD	178	131,206	131,652	446	—
Expiring 07/19/23	BARC	SGD	2,933	2,187,718	2,169,930	—	(17,788)
Expiring 07/19/23	BARC	SGD	1,885	1,397,608	1,394,659	—	(2,949)
Expiring 07/19/23	BARC	SGD	1,792	1,337,171	1,325,889	—	(11,282)
Expiring 07/19/23	BARC	SGD	965	719,729	713,995	—	(5,734)
Expiring 07/19/23	BARC	SGD	216	161,458	159,974	—	(1,484)
Expiring 07/19/23	BARC	SGD	145	108,165	107,421	—	(744)
Expiring 07/19/23	BARC	SGD	34	25,685	25,496	—	(189)
Expiring 07/19/23	MSCS	SGD	1,997	1,492,730	1,477,956	—	(14,774)
Expiring 07/19/23	MSCS	SGD	1,445	1,070,001	1,069,263	—	(738)
Expiring 07/19/23	MSCS	SGD	777	575,231	574,663	—	(568)
Expiring 07/19/23	MSCS	SGD	510	379,379	377,081	—	(2,298)
Expiring 07/19/23	MSCS	SGD	236	174,217	174,715	498	—
Expiring 07/19/23	MSCS	SGD	129	95,677	95,302	—	(375)
Expiring 07/19/23	MSCS	SGD	12	8,932	8,905	—	(27)
Expiring 08/04/23	MSI	SGD	141	104,034	104,395	361	—
Expiring 09/14/23	JPM	SGD	12	9,005	8,921	—	(84)
South African Rand,
Expiring 07/07/23	BOA	ZAR	1,200	64,121	63,715	—	(406)
Expiring 07/07/23	DB	ZAR	4,040	213,860	214,509	649	—
Expiring 07/07/23	GSI	ZAR	1,250	63,606	66,370	2,764	—
Expiring 07/18/23	GSB	ZAR	7,969	430,759	422,636	—	(8,123)
Expiring 07/18/23	GSB	ZAR	6,699	365,512	355,275	—	(10,237)
Expiring 07/18/23	GSB	ZAR	1,884	100,630	99,902	—	(728)
Expiring 07/18/23	GSB	ZAR	571	30,093	30,295	202	—
Expiring 07/18/23	JPM	ZAR	693	34,947	36,752	1,805	—
Expiring 09/14/23	UAG	ZAR	113	6,053	5,977	—	(76)
Expiring 09/20/23	MSI	ZAR	8,429	422,234	444,184	21,950	—
Expiring 09/20/23	MSI	ZAR	1,696	84,944	89,360	4,416	—
South Korean Won,
Expiring 07/07/23	BARC	KRW	70,550	54,315	53,554	—	(761)
Expiring 07/07/23	BARC	KRW	34,320	26,701	26,053	—	(648)
Expiring 07/07/23	BNP	KRW	1,034,641	784,681	785,396	715	—
Expiring 07/07/23	BNP	KRW	3,740	2,836	2,839	3	—
Expiring 07/07/23	BOA	KRW	139,380	108,433	105,803	—	(2,630)
Expiring 07/07/23	JPM	KRW	38,720	29,256	29,393	137	—
Expiring 07/07/23	MSI	KRW	46,080	35,885	34,980	—	(905)
Expiring 07/18/23	JPM	KRW	670,977	513,486	509,622	—	(3,864)
Expiring 07/18/23	MSCS	KRW	833,480	623,475	633,047	9,572	—

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 07/18/23	MSCS	KRW	116,433	$88,982	$88,433	$—	$(549)
Expiring 08/04/23	BOA	KRW	144,910	110,139	110,159	20	—
Expiring 09/14/23	UAG	KRW	2,957	2,290	2,253	—	(37)
Expiring 09/20/23	CITI	KRW	99,948	78,601	76,189	—	(2,412)
Expiring 09/20/23	GSI	KRW	393,729	308,000	300,134	—	(7,866)
Swedish Krona,
Expiring 07/07/23	BARC	SEK	1,259	117,141	116,767	—	(374)
Expiring 07/07/23	BOA	SEK	1,170	109,951	108,513	—	(1,438)
Expiring 07/07/23	BOA	SEK	1,130	104,159	104,803	644	—
Expiring 07/07/23	CITI	SEK	1,190	109,647	110,368	721	—
Expiring 07/07/23	CITI	SEK	580	54,137	53,793	—	(344)
Expiring 07/07/23	GSI	SEK	1,140	105,158	105,730	572	—
Expiring 07/07/23	JPM	SEK	1,170	108,502	108,513	11	—
Expiring 07/07/23	JPM	SEK	1,170	109,399	108,513	—	(886)
Expiring 07/07/23	MSI	SEK	1,026	94,513	95,158	645	—
Expiring 07/07/23	SSB	SEK	1,180	110,234	109,441	—	(793)
Expiring 07/19/23	BARC	SEK	11,427	1,067,754	1,060,428	—	(7,326)
Expiring 07/19/23	BARC	SEK	5,700	529,423	529,011	—	(412)
Expiring 07/19/23	HSBC	SEK	985	95,820	91,422	—	(4,398)
Expiring 07/19/23	MSCS	SEK	737,213	68,040,889	68,414,163	373,274	—
Expiring 07/19/23	MSCS	SEK	27,207	2,502,782	2,524,818	22,036	—
Expiring 07/19/23	MSCS	SEK	16,727	1,540,722	1,552,273	11,551	—
Expiring 07/19/23	MSCS	SEK	6,151	576,376	570,805	—	(5,571)
Expiring 08/04/23	MSI	SEK	2,449	225,879	227,446	1,567	—
Expiring 09/14/23	BARC	SEK	12,079	1,133,550	1,123,997	—	(9,553)
Expiring 09/14/23	BNP	SEK	724	67,980	67,400	—	(580)
Expiring 09/14/23	GSI	SEK	2,769	259,856	257,628	—	(2,228)
Expiring 09/14/23	UAG	SEK	521	48,923	48,505	—	(418)
Swiss Franc,
Expiring 07/07/23	BARC	CHF	75	83,740	83,852	112	—
Expiring 07/07/23	BARC	CHF	10	11,126	11,180	54	—
Expiring 07/07/23	BNP	CHF	253	280,532	282,860	2,328	—
Expiring 07/07/23	BNP	CHF	232	258,063	259,381	1,318	—
Expiring 07/07/23	BNP	CHF	95	106,486	106,212	—	(274)
Expiring 07/07/23	BNP	CHF	95	106,529	106,212	—	(317)
Expiring 07/07/23	BNP	CHF	27	30,033	30,186	153	—
Expiring 07/07/23	BOA	CHF	195	215,933	218,014	2,081	—
Expiring 07/07/23	BOA	CHF	100	110,330	111,803	1,473	—
Expiring 07/07/23	BOA	CHF	95	105,984	106,212	228	—
Expiring 07/07/23	CA	CHF	95	105,545	106,212	667	—
Expiring 07/07/23	CITI	CHF	95	105,797	106,213	416	—
Expiring 07/07/23	DB	CHF	95	106,151	106,212	61	—
Expiring 07/07/23	GSI	CHF	95	106,031	106,212	181	—
Expiring 07/07/23	GSI	CHF	95	105,922	106,212	290	—
Expiring 07/07/23	MSI	CHF	195	218,621	218,014	—	(607)
Expiring 07/07/23	SSB	CHF	100	110,593	111,802	1,209	—
Expiring 07/07/23	SSB	CHF	95	104,672	106,213	1,541	—
Expiring 07/07/23	UAG	CHF	190	209,012	212,424	3,412	—
Expiring 07/19/23	BARC	CHF	6,034	6,715,976	6,755,172	39,196	—
Expiring 07/19/23	BARC	CHF	5,773	6,419,569	6,463,512	43,943	—
Expiring 07/19/23	BARC	CHF	3,786	4,175,060	4,238,941	63,881	—
Expiring 07/19/23	BARC	CHF	3,510	3,901,828	3,929,239	27,411	—
Expiring 07/19/23	BARC	CHF	2,467	2,738,849	2,761,717	22,868	—
Expiring 07/19/23	BARC	CHF	1,869	2,072,954	2,092,225	19,271	—
Expiring 07/19/23	BARC	CHF	1,102	1,228,452	1,233,325	4,873	—

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/19/23	BARC	CHF	94	$104,919	$105,411	$492	$—
Expiring 07/19/23	MSCS	CHF	3,143	3,469,406	3,518,397	48,991	—
Expiring 07/19/23	MSCS	CHF	3,120	3,498,336	3,492,550	—	(5,786)
Expiring 07/19/23	MSCS	CHF	2,867	3,171,762	3,209,293	37,531	—
Expiring 07/19/23	MSCS	CHF	1,200	1,338,298	1,343,405	5,107	—
Expiring 07/19/23	MSCS	CHF	923	1,034,366	1,033,137	—	(1,229)
Expiring 07/19/23	MSCS	CHF	871	967,979	974,941	6,962	—
Expiring 07/19/23	MSCS	CHF	335	376,611	374,630	—	(1,981)
Expiring 07/19/23	MSI	CHF	200	224,507	223,760	—	(747)
Expiring 07/19/23	MSI	CHF	105	118,455	118,061	—	(394)
Expiring 08/04/23	MSI	CHF	100	111,673	112,146	473	—
Expiring 09/14/23	GSI	CHF	655	730,014	737,155	7,141	—
Expiring 09/14/23	JPM	CHF	504	561,759	567,333	5,574	—
Expiring 09/14/23	UAG	CHF	184	205,532	207,575	2,043	—
Thai Baht,
Expiring 07/07/23	BARC	THB	5,282	148,287	149,074	787	—
Expiring 07/07/23	BARC	THB	5,086	142,785	143,543	758	—
Expiring 07/07/23	BARC	THB	1,900	54,739	53,624	—	(1,115)
Expiring 07/07/23	UAG	THB	564	15,847	15,918	71	—
Expiring 07/07/23	UAG	THB	543	15,257	15,325	68	—
Expiring 09/20/23	JPM	THB	1,074	31,107	30,534	—	(573)
Turkish Lira,
Expiring 07/07/23	GSI	TRY	403	15,907	15,470	—	(437)
Expiring 07/07/23	GSI	TRY	4	172	154	—	(18)

				$648,697,025	$650,069,286	5,933,260	(4,560,999)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/23	BARC	AUD	116	$76,850	$77,288	$—	$(438)
Expiring 07/07/23	BNP	AUD	160	106,521	106,604	—	(83)
Expiring 07/07/23	BOA	AUD	160	108,626	106,604	2,022	—
Expiring 07/07/23	BOA	AUD	160	104,429	106,605	—	(2,176)
Expiring 07/07/23	HSBC	AUD	165	109,301	109,936	—	(635)
Expiring 07/07/23	JPM	AUD	160	108,302	106,605	1,697	—
Expiring 07/07/23	JPM	AUD	160	108,297	106,605	1,692	—
Expiring 07/07/23	JPM	AUD	125	82,878	83,285	—	(407)
Expiring 07/07/23	JPM	AUD	80	55,087	53,302	1,785	—
Expiring 07/07/23	JPM	AUD	80	54,546	53,302	1,244	—
Expiring 07/07/23	JPM	AUD	76	49,443	50,637	—	(1,194)
Expiring 07/07/23	MSI	AUD	165	109,247	109,936	—	(689)
Expiring 07/07/23	RBC	AUD	45	29,379	29,982	—	(603)
Expiring 07/07/23	TD	AUD	887	577,967	590,988	—	(13,021)
Expiring 07/07/23	TD	AUD	178	115,984	118,597	—	(2,613)
Expiring 07/07/23	UAG	AUD	165	109,152	109,936	—	(784)
Expiring 07/07/23	UAG	AUD	160	104,233	106,604	—	(2,371)
Expiring 07/18/23	MSCS	AUD	662	444,747	441,233	3,514	—
Expiring 07/18/23	MSCS	AUD	316	205,981	210,618	—	(4,637)
Expiring 07/19/23	BARC	AUD	3,700	2,539,149	2,466,185	72,964	—
Expiring 07/19/23	BARC	AUD	3,400	2,299,219	2,266,224	32,995	—
Expiring 07/19/23	BARC	AUD	1,800	1,192,072	1,199,765	—	(7,693)
Expiring 07/19/23	MSCS	AUD	9,766	6,356,363	6,509,455	—	(153,092)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/19/23	MSCS	AUD	6,000	$4,006,977	$3,999,218	$7,759	$—
Expiring 07/19/23	MSCS	AUD	4,900	3,330,495	3,266,028	64,467	—
Expiring 07/19/23	MSCS	AUD	2,200	1,452,818	1,466,380	—	(13,562)
Expiring 07/19/23	MSCS	AUD	1,900	1,268,446	1,266,419	2,027	—
Expiring 07/19/23	MSCS	AUD	1,700	1,137,135	1,133,112	4,023	—
Expiring 07/19/23	MSCS	AUD	1,100	737,696	733,190	4,506	—
Expiring 07/19/23	MSCS	AUD	1,000	678,587	666,537	12,050	—
Expiring 07/19/23	MSCS	AUD	600	405,983	399,922	6,061	—
Expiring 07/19/23	MSCS	AUD	400	272,702	266,614	6,088	—
Expiring 07/19/23	MSCS	AUD	400	268,850	266,615	2,235	—
Expiring 07/19/23	MSCS	AUD	100	68,889	66,654	2,235	—
Expiring 07/19/23	MSI	AUD	555	373,734	369,929	3,805	—
Expiring 08/04/23	BARC	AUD	963	638,489	642,190	—	(3,701)
Expiring 08/04/23	BARC	AUD	178	118,018	118,702	—	(684)
Expiring 08/04/23	BNP	AUD	105	69,651	70,021	—	(370)
Brazilian Real,
Expiring 07/05/23	BARC	BRL	180	35,881	37,557	—	(1,676)
Expiring 07/05/23	CITI	BRL	683	142,286	142,562	—	(276)
Expiring 07/05/23	CITI	BRL	345	71,815	71,984	—	(169)
Expiring 07/05/23	GSI	BRL	260	53,951	54,249	—	(298)
Expiring 07/18/23	GSB	BRL	1,233	245,527	256,726	—	(11,199)
Expiring 07/18/23	MSCS	BRL	1,085	212,077	225,834	—	(13,757)
Expiring 07/18/23	MSCS	BRL	959	199,226	199,663	—	(437)
Expiring 07/18/23	MSCS	BRL	181	35,760	37,674	—	(1,914)
Expiring 09/14/23	GSI	BRL	54,745	10,977,905	11,278,682	—	(300,777)
Expiring 09/14/23	GSI	BRL	417	85,460	85,853	—	(393)
British Pound,
Expiring 07/05/23	CITI	GBP	43	53,297	54,836	—	(1,539)
Expiring 07/05/23	GSI	GBP	1,096	1,356,519	1,392,024	—	(35,505)
Expiring 07/07/23	BARC	GBP	84	104,069	106,685	—	(2,616)
Expiring 07/07/23	BARC	GBP	84	107,042	106,685	357	—
Expiring 07/07/23	BARC	GBP	65	82,861	82,553	308	—
Expiring 07/07/23	BARC	GBP	23	28,796	29,212	—	(416)
Expiring 07/07/23	BARC	GBP	10	12,439	12,700	—	(261)
Expiring 07/07/23	BNP	GBP	87	108,140	110,495	—	(2,355)
Expiring 07/07/23	CBA	GBP	203	251,920	257,820	—	(5,900)
Expiring 07/07/23	GSI	GBP	84	104,472	106,685	—	(2,213)
Expiring 07/07/23	JPM	GBP	86	107,750	109,224	—	(1,474)
Expiring 07/07/23	JPM	GBP	22	27,918	27,941	—	(23)
Expiring 07/07/23	RBC	GBP	25	30,989	31,751	—	(762)
Expiring 07/07/23	SCS	GBP	85	108,726	107,954	772	—
Expiring 07/07/23	SSB	GBP	77	95,334	97,794	—	(2,460)
Expiring 07/07/23	SSB	GBP	61	76,077	77,474	—	(1,397)
Expiring 07/07/23	TD	GBP	2,867	3,543,609	3,641,236	—	(97,627)
Expiring 07/07/23	TD	GBP	905	1,118,579	1,149,396	—	(30,817)
Expiring 07/07/23	TD	GBP	487	614,594	618,515	—	(3,921)
Expiring 07/07/23	TD	GBP	31	38,870	39,372	—	(502)
Expiring 07/07/23	UAG	GBP	80	102,765	101,604	1,161	—
Expiring 07/18/23	GSB	GBP	65	80,450	82,561	—	(2,111)
Expiring 07/18/23	MSCS	GBP	108	133,605	137,178	—	(3,573)
Expiring 07/18/23	MSCS	GBP	92	117,423	117,220	203	—
Expiring 07/18/23	MSCS	GBP	37	46,620	46,996	—	(376)
Expiring 07/18/23	MSCS	GBP	35	44,507	44,456	51	—
Expiring 07/18/23	MSCS	GBP	32	40,852	40,645	207	—
Expiring 07/19/23	BARC	GBP	2,800	3,545,627	3,556,495	—	(10,868)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/19/23	BARC	GBP	2,400	$3,019,987	$3,048,424	$—	$(28,437)
Expiring 07/19/23	BARC	GBP	1,000	1,279,854	1,270,177	9,677	—
Expiring 07/19/23	BARC	GBP	500	637,842	635,088	2,754	—
Expiring 07/19/23	BARC	GBP	400	502,999	508,071	—	(5,072)
Expiring 07/19/23	HSBC	GBP	1,572	1,971,166	1,997,144	—	(25,978)
Expiring 07/19/23	MSCS	GBP	2,913	3,615,108	3,699,912	—	(84,804)
Expiring 07/19/23	MSCS	GBP	2,000	2,547,468	2,540,354	7,114	—
Expiring 07/19/23	MSCS	GBP	1,200	1,538,536	1,524,212	14,324	—
Expiring 07/19/23	MSCS	GBP	800	1,024,690	1,016,142	8,548	—
Expiring 07/19/23	MSCS	GBP	500	637,512	635,088	2,424	—
Expiring 07/19/23	MSCS	GBP	400	508,538	508,071	467	—
Expiring 08/02/23	BARC	GBP	1,139	1,447,862	1,447,164	698	—
Expiring 08/04/23	CITI	GBP	87	110,031	110,517	—	(486)
Expiring 08/04/23	TD	GBP	2,806	3,541,958	3,564,476	—	(22,518)
Expiring 08/04/23	TD	GBP	241	304,209	306,143	—	(1,934)
Canadian Dollar,
Expiring 07/07/23	BARC	CAD	1,921	1,415,141	1,450,234	—	(35,093)
Expiring 07/07/23	BARC	CAD	220	162,067	166,086	—	(4,019)
Expiring 07/07/23	BOA	CAD	285	209,300	215,157	—	(5,857)
Expiring 07/07/23	BOA	CAD	145	109,591	109,466	125	—
Expiring 07/07/23	CA	CAD	126	92,752	95,122	—	(2,370)
Expiring 07/07/23	GSI	CAD	65	49,207	49,071	136	—
Expiring 07/07/23	JPM	CAD	290	217,453	218,931	—	(1,478)
Expiring 07/07/23	JPM	CAD	145	110,015	109,465	550	—
Expiring 07/07/23	JPM	CAD	125	94,635	94,367	268	—
Expiring 07/07/23	RBC	CAD	260	196,108	196,284	—	(176)
Expiring 07/07/23	RBC	CAD	145	108,145	109,465	—	(1,320)
Expiring 07/07/23	RBC	CAD	29	21,874	21,894	—	(20)
Expiring 07/07/23	SSB	CAD	78	57,343	58,885	—	(1,542)
Expiring 07/07/23	SSB	CAD	35	25,748	26,423	—	(675)
Expiring 07/07/23	TD	CAD	886	659,403	668,874	—	(9,471)
Expiring 07/07/23	TD	CAD	145	108,645	109,466	—	(821)
Expiring 07/07/23	WBC	CAD	25	18,384	18,873	—	(489)
Expiring 07/18/23	BNP	CAD	511	380,549	385,818	—	(5,269)
Expiring 07/19/23	BARC	CAD	38,552	28,738,444	29,109,682	—	(371,238)
Expiring 07/19/23	BARC	CAD	5,679	4,321,032	4,288,168	32,864	—
Expiring 07/19/23	BARC	CAD	2,258	1,702,784	1,704,716	—	(1,932)
Expiring 07/19/23	BARC	CAD	2,240	1,671,007	1,691,598	—	(20,591)
Expiring 07/19/23	BARC	CAD	1,132	848,816	854,889	—	(6,073)
Expiring 07/19/23	BARC	CAD	1,057	796,612	797,921	—	(1,309)
Expiring 07/19/23	BARC	CAD	302	225,662	228,221	—	(2,559)
Expiring 07/19/23	BARC	CAD	222	168,125	167,696	429	—
Expiring 07/19/23	MSCS	CAD	22,298	16,621,872	16,836,654	—	(214,782)
Expiring 07/19/23	MSCS	CAD	1,985	1,479,749	1,499,209	—	(19,460)
Expiring 07/19/23	MSCS	CAD	1,959	1,485,433	1,479,584	5,849	—
Expiring 08/04/23	JPM	CAD	35	26,438	26,435	3	—
Expiring 08/04/23	RBC	CAD	2,803	2,115,031	2,117,043	—	(2,012)
Expiring 09/14/23	BNP	CAD	97	72,795	73,031	—	(236)
Chilean Peso,
Expiring 07/07/23	CITI	CLP	4,770	5,885	5,945	—	(60)
Expiring 07/07/23	MSI	CLP	35,840	44,293	44,668	—	(375)
Expiring 07/07/23	MSI	CLP	20,945	25,885	26,104	—	(219)
Expiring 07/07/23	MSI	CLP	7,950	9,837	9,909	—	(72)
Expiring 07/07/23	MSI	CLP	5,298	6,558	6,603	—	(45)
Expiring 07/07/23	MSI	CLP	4,771	5,892	5,947	—	(55)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 07/07/23	MSI	CLP	3,530	$4,371	$4,399	$—	$(28)
Expiring 07/07/23	MSI	CLP	2,862	3,544	3,567	—	(23)
Expiring 07/07/23	MSI	CLP	2,619	3,241	3,264	—	(23)
Expiring 07/07/23	SCS	CLP	33,600	41,649	41,877	—	(228)
Expiring 08/04/23	MSI	CLP	101,240	125,931	125,652	279	—
Expiring 08/04/23	MSI	CLP	20,945	26,053	25,995	58	—
Expiring 09/20/23	HSBC	CLP	392,656	482,171	484,993	—	(2,822)
Expiring 09/20/23	HSBC	CLP	328,106	401,438	405,263	—	(3,825)
China Yuan,
Expiring 09/14/23	BNP	CNY	58	8,191	8,080	111	—
Expiring 09/14/23	BOA	CNY	24	3,335	3,289	46	—
Expiring 09/14/23	UAG	CNY	79,074	11,195,590	10,972,373	223,217	—
Expiring 09/14/23	UAG	CNY	2,059	289,637	285,755	3,882	—
Chinese Renminbi,
Expiring 07/07/23	BNP	CNH	1,778	251,717	244,705	7,012	—
Expiring 07/07/23	BNP	CNH	576	81,546	79,274	2,272	—
Expiring 07/07/23	JPM	CNH	389	54,059	53,538	521	—
Expiring 07/18/23	MSCS	CNH	4,021	587,768	553,904	33,864	—
Expiring 08/04/23	HSBC	CNH	1,511	208,420	208,440	—	(20)
Expiring 08/04/23	HSBC	CNH	576	79,450	79,458	—	(8)
Expiring 08/23/23	MSI	CNH	16,703	2,392,966	2,307,539	85,427	—
Expiring 08/23/23	MSI	CNH	8,420	1,206,363	1,163,297	43,066	—
Expiring 08/23/23	MSI	CNH	296	41,861	40,923	938	—
Expiring 01/24/24	BOA	CNH	341	51,394	47,740	3,654	—
Expiring 04/10/24	BOA	CNH	341	50,689	48,059	2,630	—
Colombian Peso,
Expiring 07/07/23	DB	COP	114,450	27,453	27,375	78	—
Expiring 07/07/23	DB	COP	91,560	21,764	21,900	—	(136)
Expiring 07/07/23	MSI	COP	208,312	46,607	49,825	—	(3,218)
Expiring 07/07/23	MSI	COP	22,890	5,466	5,475	—	(9)
Expiring 07/26/23	GSB	COP	1,615,890	389,653	383,886	5,767	—
Expiring 08/04/23	DB	COP	208,312	49,776	49,358	418	—
Expiring 08/04/23	DB	COP	141,543	33,822	33,538	284	—
Czech Koruna,
Expiring 07/07/23	BNP	CZK	138	6,272	6,332	—	(60)
Expiring 07/07/23	CITI	CZK	156	7,061	7,158	—	(97)
Expiring 07/07/23	DB	CZK	529	23,953	24,273	—	(320)
Expiring 07/07/23	DB	CZK	217	9,829	9,957	—	(128)
Expiring 07/07/23	GSI	CZK	338	15,269	15,510	—	(241)
Expiring 07/07/23	GSI	CZK	300	13,580	13,766	—	(186)
Expiring 07/07/23	HSBC	CZK	135	6,119	6,194	—	(75)
Expiring 07/07/23	JPM	CZK	150	6,941	6,883	58	—
Expiring 07/07/23	MSI	CZK	1,515	68,664	69,518	—	(854)
Expiring 07/07/23	MSI	CZK	292	13,234	13,399	—	(165)
Expiring 08/04/23	MSI	CZK	1,967	89,802	90,144	—	(342)
Expiring 08/04/23	MSI	CZK	1,803	82,315	82,628	—	(313)
Danish Krone,
Expiring 07/07/23	UAG	DKK	361	52,098	52,927	—	(829)
Expiring 08/04/23	DB	DKK	361	52,718	53,021	—	(303)
Expiring 09/14/23	BNP	DKK	8	1,206	1,218	—	(12)
Expiring 09/14/23	GSI	DKK	42	6,178	6,240	—	(62)
Euro,
Expiring 07/05/23	BNP	EUR	156	169,854	169,846	8	—
Expiring 07/05/23	BNYM	EUR	14	15,334	15,282	52	—
Expiring 07/05/23	GSI	EUR	4,162	4,489,580	4,543,159	—	(53,579)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/05/23	HSBC	EUR	108	$116,924	$118,333	$—	$(1,409)
Expiring 07/05/23	MSI	EUR	175	187,656	190,860	—	(3,204)
Expiring 07/05/23	SSB	EUR	56	60,990	60,631	359	—
Expiring 07/07/23	ANZ	EUR	56	59,693	61,128	—	(1,435)
Expiring 07/07/23	BNP	EUR	99	108,254	108,064	190	—
Expiring 07/07/23	BNP	EUR	75	80,979	81,867	—	(888)
Expiring 07/07/23	BNP	EUR	74	80,905	80,775	130	—
Expiring 07/07/23	BNP	EUR	48	51,609	52,395	—	(786)
Expiring 07/07/23	BNP	EUR	41	44,506	44,754	—	(248)
Expiring 07/07/23	CITI	EUR	53	57,045	57,853	—	(808)
Expiring 07/07/23	DB	EUR	15,566	16,755,165	16,991,239	—	(236,074)
Expiring 07/07/23	DB	EUR	80	85,851	87,325	—	(1,474)
Expiring 07/07/23	GSI	EUR	134	143,781	146,269	—	(2,488)
Expiring 07/07/23	GSI	EUR	101	109,113	110,248	—	(1,135)
Expiring 07/07/23	GSI	EUR	99	107,846	108,065	—	(219)
Expiring 07/07/23	GSI	EUR	99	108,467	108,064	403	—
Expiring 07/07/23	GSI	EUR	12	12,911	13,099	—	(188)
Expiring 07/07/23	HSBC	EUR	1,625	1,762,800	1,773,787	—	(10,987)
Expiring 07/07/23	HSBC	EUR	179	194,179	195,389	—	(1,210)
Expiring 07/07/23	JPM	EUR	100	107,717	109,156	—	(1,439)
Expiring 07/07/23	JPM	EUR	36	38,703	39,296	—	(593)
Expiring 07/07/23	MSI	EUR	210	225,023	229,228	—	(4,205)
Expiring 07/07/23	RBC	EUR	36	39,214	39,296	—	(82)
Expiring 07/07/23	SCS	EUR	36	38,914	39,296	—	(382)
Expiring 07/07/23	SSB	EUR	114	122,575	124,438	—	(1,863)
Expiring 07/07/23	SSB	EUR	100	108,117	109,156	—	(1,039)
Expiring 07/07/23	SSB	EUR	100	107,612	109,156	—	(1,544)
Expiring 07/07/23	SSB	EUR	100	107,762	109,157	—	(1,395)
Expiring 07/07/23	SSB	EUR	52	56,005	56,761	—	(756)
Expiring 07/07/23	UAG	EUR	56	61,204	61,128	76	—
Expiring 07/07/23	UAG	EUR	16	17,196	17,465	—	(269)
Expiring 07/18/23	BNP	EUR	593	640,370	647,552	—	(7,182)
Expiring 07/18/23	BOA	EUR	872	956,318	952,213	4,105	—
Expiring 07/18/23	BOA	EUR	671	735,848	732,869	2,979	—
Expiring 07/18/23	BOA	EUR	270	299,217	294,895	4,322	—
Expiring 07/18/23	BOA	EUR	150	165,131	163,830	1,301	—
Expiring 07/18/23	BOA	EUR	100	110,002	109,220	782	—
Expiring 07/18/23	BOA	EUR	82	89,535	89,469	66	—
Expiring 07/18/23	MSCS	EUR	110	120,611	119,829	782	—
Expiring 07/18/23	MSCS	EUR	75	81,862	81,916	—	(54)
Expiring 07/19/23	BARC	EUR	1,300	1,420,334	1,419,942	392	—
Expiring 07/19/23	BARC	EUR	1,100	1,205,855	1,201,489	4,366	—
Expiring 07/19/23	BARC	EUR	500	538,754	546,132	—	(7,378)
Expiring 07/19/23	BNP	EUR	4,754	5,281,326	5,192,586	88,740	—
Expiring 07/19/23	BNYM	EUR	4,631	5,099,155	5,058,620	40,535	—
Expiring 07/19/23	JPM	EUR	153	164,881	167,409	—	(2,528)
Expiring 07/19/23	MSCS	EUR	47,262	50,581,846	51,622,790	—	(1,040,944)
Expiring 07/19/23	MSCS	EUR	3,400	3,721,199	3,713,693	7,506	—
Expiring 07/19/23	MSCS	EUR	2,600	2,828,152	2,839,883	—	(11,731)
Expiring 07/19/23	MSCS	EUR	2,400	2,641,389	2,621,430	19,959	—
Expiring 07/19/23	MSCS	EUR	1,400	1,516,611	1,529,167	—	(12,556)
Expiring 07/19/23	MSI	EUR	4,668	5,120,417	5,098,908	21,509	—
Expiring 07/19/23	MSI	EUR	62	67,433	67,468	—	(35)
Expiring 08/02/23	HSBC	EUR	101	111,351	110,831	520	—
Expiring 08/02/23	SSB	EUR	4,515	4,937,681	4,935,530	2,151	—

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/03/23	JPM	EUR	99	$108,431	$108,219	$212	$—
Expiring 08/04/23	HSBC	EUR	15,292	16,611,822	16,716,727	—	(104,905)
Expiring 08/04/23	MSI	EUR	103	112,535	112,596	—	(61)
Expiring 09/14/23	BARC	EUR	344	373,190	376,555	—	(3,365)
Expiring 09/14/23	BNP	EUR	857	930,561	938,951	—	(8,390)
Expiring 09/14/23	JPM	EUR	1,584	1,731,053	1,735,432	—	(4,379)
Expiring 09/14/23	JPM	EUR	1,435	1,567,875	1,571,453	—	(3,578)
Expiring 09/14/23	JPM	EUR	1,140	1,245,413	1,248,159	—	(2,746)
Expiring 09/14/23	JPM	EUR	210	229,827	229,878	—	(51)
Expiring 09/14/23	UAG	EUR	1,436	1,559,131	1,573,202	—	(14,071)
Hong Kong Dollar,
Expiring 09/14/23	BARC	HKD	1	107	107	—	—
Expiring 09/14/23	BNP	HKD	85	10,860	10,849	11	—
Expiring 09/14/23	GSI	HKD	6	761	760	1	—
Expiring 04/12/24	SCS	HKD	620	79,817	79,687	130	—
Expiring 05/09/24	SCS	HKD	620	79,725	79,727	—	(2)
Hungarian Forint,
Expiring 07/07/23	BARC	HUF	4,500	13,096	13,155	—	(59)
Expiring 07/07/23	BNP	HUF	109,459	311,393	319,995	—	(8,602)
Expiring 07/07/23	BNP	HUF	11,895	33,839	34,774	—	(935)
Expiring 07/18/23	MSCS	HUF	132,006	379,050	384,684	—	(5,634)
Expiring 07/18/23	MSCS	HUF	11,746	33,211	34,230	—	(1,019)
Expiring 07/19/23	MSI	HUF	59,253	171,000	172,623	—	(1,623)
Expiring 07/19/23	UAG	HUF	29,460	83,411	85,825	—	(2,414)
Expiring 07/19/23	UAG	HUF	26,524	75,589	77,273	—	(1,684)
Expiring 08/04/23	JPM	HUF	82,959	240,412	240,640	—	(228)
Expiring 08/04/23	JPM	HUF	8,803	25,511	25,535	—	(24)
Expiring 09/14/23	UAG	HUF	477	1,361	1,371	—	(10)
Indian Rupee,
Expiring 07/07/23	MSI	INR	30,381	370,319	369,990	329	—
Expiring 07/18/23	MSCS	INR	52,203	632,918	635,584	—	(2,666)
Expiring 07/18/23	MSCS	INR	8,603	103,726	104,744	—	(1,018)
Expiring 09/20/23	BOA	INR	57,811	697,752	702,479	—	(4,727)
Expiring 09/20/23	JPM	INR	39,884	482,000	484,647	—	(2,647)
Expiring 09/20/23	JPM	INR	14,772	179,638	179,496	142	—
Expiring 12/20/23	JPM	INR	13,623	165,073	164,940	133	—
Indonesian Rupiah,
Expiring 07/07/23	GSI	IDR	64,884	4,362	4,313	49	—
Expiring 07/07/23	JPM	IDR	2,904,028	193,718	193,057	661	—
Expiring 07/07/23	JPM	IDR	686,171	45,723	45,616	107	—
Expiring 07/07/23	JPM	IDR	270,000	18,011	17,950	61	—
Expiring 07/18/23	JPM	IDR	42,704,807	2,850,788	2,838,353	12,435	—
Expiring 07/18/23	JPM	IDR	9,892,073	661,235	657,472	3,763	—
Expiring 07/18/23	JPM	IDR	5,932,079	399,225	394,273	4,952	—
Expiring 07/18/23	JPM	IDR	5,355,790	360,223	355,970	4,253	—
Expiring 07/18/23	JPM	IDR	3,750,992	252,677	249,308	3,369	—
Expiring 08/04/23	BARC	IDR	3,655,083	243,861	242,857	1,004	—
Expiring 08/04/23	BARC	IDR	270,000	18,014	17,940	74	—
Expiring 09/14/23	UAG	IDR	167,954	11,293	11,153	140	—
Expiring 09/20/23	CITI	IDR	6,300,294	419,000	418,337	663	—
Israeli Shekel,
Expiring 07/07/23	BARC	ILS	628	169,842	169,456	386	—
Expiring 07/07/23	BARC	ILS	254	68,694	68,538	156	—
Expiring 07/07/23	CITI	ILS	105	28,826	28,332	494	—
Expiring 08/04/23	BNP	ILS	608	164,108	164,205	—	(97)

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 08/04/23	BNP	ILS	254	$68,558	$68,599	$—	$(41)
Expiring 09/20/23	CITI	ILS	561	154,199	151,852	2,347	—
Expiring 09/20/23	CITI	ILS	228	63,000	61,583	1,417	—
Japanese Yen,
Expiring 07/07/23	BARC	JPY	15,600	108,567	108,224	343	—
Expiring 07/07/23	BNP	JPY	358,439	2,583,506	2,486,642	96,864	—
Expiring 07/07/23	BNP	JPY	110,304	762,647	765,225	—	(2,578)
Expiring 07/07/23	BNP	JPY	22,650	162,241	157,133	5,108	—
Expiring 07/07/23	BNP	JPY	15,100	109,064	104,755	4,309	—
Expiring 07/07/23	BNP	JPY	11,400	80,868	79,087	1,781	—
Expiring 07/07/23	BNP	JPY	7,600	53,663	52,724	939	—
Expiring 07/07/23	BOA	JPY	7,700	53,907	53,418	489	—
Expiring 07/07/23	BOA	JPY	3,343	24,076	23,192	884	—
Expiring 07/07/23	BOA	JPY	2,100	15,023	14,569	454	—
Expiring 07/07/23	DB	JPY	15,400	108,010	106,837	1,173	—
Expiring 07/07/23	DB	JPY	15,000	108,030	104,061	3,969	—
Expiring 07/07/23	DB	JPY	7,500	53,197	52,030	1,167	—
Expiring 07/07/23	DB	JPY	7,500	53,228	52,030	1,198	—
Expiring 07/07/23	GSI	JPY	38,800	270,605	269,172	1,433	—
Expiring 07/07/23	GSI	JPY	22,650	162,263	157,132	5,131	—
Expiring 07/07/23	GSI	JPY	15,300	108,156	106,142	2,014	—
Expiring 07/07/23	GSI	JPY	15,100	108,879	104,755	4,124	—
Expiring 07/07/23	GSI	JPY	15,100	108,668	104,755	3,913	—
Expiring 07/07/23	HSBC	JPY	68,200	481,958	473,132	8,826	—
Expiring 07/07/23	HSBC	JPY	30,300	214,284	210,204	4,080	—
Expiring 07/07/23	HSBC	JPY	30,300	214,201	210,204	3,997	—
Expiring 07/07/23	HSBC	JPY	30,100	217,745	208,816	8,929	—
Expiring 07/07/23	HSBC	JPY	29,100	208,180	201,879	6,301	—
Expiring 07/07/23	HSBC	JPY	15,100	108,754	104,755	3,999	—
Expiring 07/07/23	HSBC	JPY	15,100	108,558	104,755	3,803	—
Expiring 07/07/23	JPM	JPY	29,000	208,112	201,185	6,927	—
Expiring 07/07/23	JPM	JPY	28,900	207,518	200,491	7,027	—
Expiring 07/07/23	JPM	JPY	14,700	106,357	101,980	4,377	—
Expiring 07/07/23	JPM	JPY	5,700	40,925	39,544	1,381	—
Expiring 07/07/23	MSI	JPY	38,800	270,901	269,172	1,729	—
Expiring 07/07/23	MSI	JPY	30,100	217,642	208,816	8,826	—
Expiring 07/07/23	MSI	JPY	23,800	165,112	165,111	1	—
Expiring 07/07/23	MSI	JPY	15,200	109,768	105,449	4,319	—
Expiring 07/07/23	MSI	JPY	7,100	51,022	49,256	1,766	—
Expiring 07/07/23	SCS	JPY	6,747	48,559	46,807	1,752	—
Expiring 07/07/23	SCS	JPY	4,800	34,476	33,300	1,176	—
Expiring 07/07/23	SSB	JPY	7,700	54,575	53,418	1,157	—
Expiring 07/07/23	TD	JPY	9,628	69,351	66,794	2,557	—
Expiring 07/18/23	GSB	JPY	8,682	60,245	60,339	—	(94)
Expiring 07/18/23	GSB	JPY	7,290	52,553	50,665	1,888	—
Expiring 07/18/23	GSB	JPY	6,289	44,167	43,708	459	—
Expiring 07/18/23	GSB	JPY	6,229	46,161	43,291	2,870	—
Expiring 07/18/23	JPM	JPY	32,880	236,773	228,515	8,258	—
Expiring 07/18/23	JPM	JPY	12,000	89,496	83,399	6,097	—
Expiring 07/18/23	JPM	JPY	6,260	46,971	43,506	3,465	—
Expiring 07/19/23	BARC	JPY	929,902	6,699,379	6,463,837	235,542	—
Expiring 07/19/23	BARC	JPY	317,720	2,278,012	2,208,500	69,512	—
Expiring 07/19/23	BARC	JPY	203,472	1,474,342	1,414,352	59,990	—
Expiring 07/19/23	MSCS	JPY	751,424	5,398,548	5,223,221	175,327	—
Expiring 07/19/23	MSCS	JPY	446,927	3,123,340	3,106,632	16,708	—

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/19/23	MSCS	JPY	373,372	$2,640,842	$2,595,348	$45,494	$—
Expiring 07/19/23	MSCS	JPY	300,845	2,128,969	2,091,202	37,767	—
Expiring 07/19/23	MSCS	JPY	252,488	1,771,535	1,755,067	16,468	—
Expiring 07/19/23	MSCS	JPY	196,053	1,414,895	1,362,782	52,113	—
Expiring 07/19/23	MSCS	JPY	109,770	791,005	763,020	27,985	—
Expiring 07/19/23	MSCS	JPY	109,008	784,533	757,729	26,804	—
Expiring 07/19/23	MSCS	JPY	100,682	725,784	699,851	25,933	—
Expiring 07/19/23	MSI	JPY	4,637	32,150	32,234	—	(84)
Expiring 07/24/23	UAG	JPY	125,450	961,580	872,732	88,848	—
Expiring 08/04/23	BARC	JPY	15,800	109,956	110,109	—	(153)
Expiring 08/04/23	BNP	JPY	378,157	2,625,680	2,635,339	—	(9,659)
Expiring 08/04/23	CBA	JPY	5,113	35,524	35,632	—	(108)
Expiring 08/04/23	GSI	JPY	7,500	52,126	52,266	—	(140)
Expiring 09/14/23	BNP	JPY	106,032	746,397	743,520	2,877	—
Expiring 09/25/23	RBC	JPY	54,800	388,554	384,947	3,607	—
Malaysian Ringgit,
Expiring 07/07/23	HSBC	MYR	1,500	325,119	323,193	1,926	—
Expiring 07/18/23	MSCS	MYR	538	122,247	116,033	6,214	—
Expiring 08/04/23	BNP	MYR	1,500	321,852	323,602	—	(1,750)
Mexican Peso,
Expiring 07/07/23	CA	MXN	2,790	162,254	162,777	—	(523)
Expiring 07/07/23	CA	MXN	2,780	161,729	162,192	—	(463)
Expiring 07/07/23	GSI	MXN	3,710	206,094	216,452	—	(10,358)
Expiring 07/07/23	GSI	MXN	1,890	107,554	110,267	—	(2,713)
Expiring 07/07/23	GSI	MXN	1,890	107,438	110,268	—	(2,830)
Expiring 07/07/23	GSI	MXN	1,830	102,906	106,768	—	(3,862)
Expiring 07/07/23	JPM	MXN	5,512	309,928	321,585	—	(11,657)
Expiring 07/07/23	JPM	MXN	2,204	124,574	128,587	—	(4,013)
Expiring 07/07/23	JPM	MXN	751	42,227	43,815	—	(1,588)
Expiring 07/07/23	JPM	MXN	299	16,900	17,444	—	(544)
Expiring 07/07/23	JPM	MXN	240	13,671	14,002	—	(331)
Expiring 07/07/23	MSI	MXN	4,409	245,524	257,233	—	(11,709)
Expiring 07/07/23	MSI	MXN	4,409	247,634	257,233	—	(9,599)
Expiring 07/07/23	MSI	MXN	601	33,468	35,064	—	(1,596)
Expiring 07/07/23	MSI	MXN	601	33,756	35,064	—	(1,308)
Expiring 07/07/23	RBC	MXN	720	40,732	42,007	—	(1,275)
Expiring 07/07/23	RBC	MXN	579	32,139	33,781	—	(1,642)
Expiring 07/07/23	SSB	MXN	5,512	308,579	321,585	—	(13,006)
Expiring 07/07/23	SSB	MXN	1,120	64,066	65,344	—	(1,278)
Expiring 07/07/23	SSB	MXN	1,110	62,388	64,761	—	(2,373)
Expiring 07/07/23	SSB	MXN	751	42,043	43,815	—	(1,772)
Expiring 07/18/23	MSCS	MXN	16,778	908,273	976,624	—	(68,351)
Expiring 07/18/23	MSCS	MXN	1,875	102,115	109,144	—	(7,029)
Expiring 08/04/23	DB	MXN	17,976	1,043,436	1,042,843	593	—
Expiring 08/04/23	DB	MXN	3,380	196,196	196,085	111	—
Expiring 08/04/23	SSB	MXN	417	24,212	24,191	21	—
New Taiwanese Dollar,
Expiring 07/07/23	CITI	TWD	2,876	93,612	92,303	1,309	—
Expiring 07/07/23	GSI	TWD	840	26,940	26,959	—	(19)
Expiring 07/18/23	BOA	TWD	36,391	1,206,302	1,168,002	38,300	—
Expiring 07/18/23	JPM	TWD	2,403	77,102	77,124	—	(22)
Expiring 08/04/23	BARC	TWD	1,151	36,983	36,952	31	—
Expiring 09/20/23	HSBC	TWD	13,273	431,000	427,254	3,746	—
New Zealand Dollar,
Expiring 07/07/23	BARC	NZD	180	109,260	110,462	—	(1,202)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/07/23	BNP	NZD	120	$72,968	$73,642	$—	$(674)
Expiring 07/07/23	TD	NZD	1,356	818,815	832,149	—	(13,334)
Expiring 07/07/23	TD	NZD	1,021	616,527	626,566	—	(10,039)
Expiring 07/07/23	UAG	NZD	209	126,654	128,259	—	(1,605)
Expiring 07/07/23	UAG	NZD	180	109,657	110,462	—	(805)
Expiring 07/19/23	BARC	NZD	83,865	51,121,116	51,463,511	—	(342,395)
Expiring 07/19/23	BARC	NZD	5,200	3,234,565	3,190,969	43,596	—
Expiring 07/19/23	BARC	NZD	3,200	1,975,715	1,963,674	12,041	—
Expiring 07/19/23	BARC	NZD	2,700	1,642,651	1,656,850	—	(14,199)
Expiring 07/19/23	BARC	NZD	2,000	1,238,317	1,227,296	11,021	—
Expiring 07/19/23	BARC	NZD	1,900	1,156,266	1,165,931	—	(9,665)
Expiring 07/19/23	BARC	NZD	1,500	913,757	920,472	—	(6,715)
Expiring 07/19/23	BARC	NZD	1,100	676,282	675,013	1,269	—
Expiring 07/19/23	BARC	NZD	700	425,995	429,554	—	(3,559)
Expiring 07/19/23	BARC	NZD	400	249,253	245,459	3,794	—
Expiring 07/19/23	MSCS	NZD	8,400	5,172,182	5,154,643	17,539	—
Expiring 07/19/23	MSCS	NZD	1,500	914,376	920,472	—	(6,096)
Expiring 07/19/23	MSCS	NZD	1,400	862,182	859,108	3,074	—
Expiring 07/19/23	MSI	NZD	199	123,610	121,811	1,799	—
Expiring 08/04/23	BNP	NZD	80	48,708	49,089	—	(381)
Expiring 08/04/23	BNP	NZD	3	1,845	1,841	4	—
Expiring 08/04/23	UAG	NZD	1,402	849,525	860,276	—	(10,751)
Expiring 09/14/23	JPM	NZD	2,172	1,336,615	1,332,317	4,298	—
Expiring 09/14/23	JPM	NZD	130	79,627	79,744	—	(117)
Expiring 09/14/23	UAG	NZD	7,698	4,737,539	4,722,635	14,904	—
Norwegian Krone,
Expiring 07/07/23	BARC	NOK	590	54,898	54,980	—	(82)
Expiring 07/07/23	BOA	NOK	150	13,500	13,978	—	(478)
Expiring 07/07/23	CITI	NOK	1,200	109,420	111,824	—	(2,404)
Expiring 07/07/23	CITI	NOK	1,190	110,197	110,893	—	(696)
Expiring 07/07/23	CITI	NOK	1,170	109,455	109,029	426	—
Expiring 07/07/23	CITI	NOK	570	54,110	53,116	994	—
Expiring 07/07/23	CITI	NOK	450	42,707	41,934	773	—
Expiring 07/07/23	DB	NOK	537	49,918	50,041	—	(123)
Expiring 07/07/23	GSI	NOK	1,200	108,328	111,824	—	(3,496)
Expiring 07/07/23	GSI	NOK	590	54,693	54,980	—	(287)
Expiring 07/07/23	JPM	NOK	3,505	318,260	326,619	—	(8,359)
Expiring 07/07/23	JPM	NOK	570	53,798	53,117	681	—
Expiring 07/07/23	JPM	NOK	310	28,930	28,888	42	—
Expiring 07/07/23	NWM	NOK	300	27,675	27,956	—	(281)
Expiring 07/18/23	MSCS	NOK	3,830	362,913	357,103	5,810	—
Expiring 07/18/23	MSCS	NOK	226	20,478	21,070	—	(592)
Expiring 07/19/23	BARC	NOK	548,789	49,273,963	51,164,602	—	(1,890,639)
Expiring 07/19/23	BARC	NOK	61,004	5,537,814	5,687,471	—	(149,657)
Expiring 07/19/23	BARC	NOK	20,550	1,852,612	1,915,951	—	(63,339)
Expiring 07/19/23	BARC	NOK	6,051	551,208	564,139	—	(12,931)
Expiring 07/19/23	MSCS	NOK	222,542	19,980,532	20,747,971	—	(767,439)
Expiring 07/19/23	MSCS	NOK	76,639	6,876,320	7,145,181	—	(268,861)
Expiring 07/19/23	MSCS	NOK	42,913	4,053,815	4,000,842	52,973	—
Expiring 07/19/23	MSCS	NOK	26,394	2,400,770	2,460,726	—	(59,956)
Expiring 07/19/23	MSCS	NOK	19,236	1,782,475	1,793,397	—	(10,922)
Expiring 07/19/23	MSCS	NOK	17,372	1,626,336	1,619,608	6,728	—
Expiring 07/19/23	MSCS	NOK	15,759	1,461,665	1,469,206	—	(7,541)
Expiring 07/19/23	MSCS	NOK	5,822	541,565	542,833	—	(1,268)
Expiring 07/19/23	MSCS	NOK	3,966	368,797	369,747	—	(950)

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 07/19/23	MSCS	NOK	2,211	$200,946	$206,151	$—	$(5,205)
Expiring 08/04/23	DB	NOK	3,505	326,144	326,979	—	(835)
Peruvian Nuevo Sol,
Expiring 07/07/23	CITI	PEN	97	26,685	26,721	—	(36)
Expiring 07/07/23	CITI	PEN	83	22,507	22,864	—	(357)
Expiring 08/04/23	CITI	PEN	83	22,780	22,804	—	(24)
Philippine Peso,
Expiring 07/07/23	BOA	PHP	220	3,921	3,979	—	(58)
Expiring 08/04/23	BOA	PHP	220	3,983	3,976	7	—
Polish Zloty,
Expiring 07/07/23	BARC	PLN	425	101,023	104,491	—	(3,468)
Expiring 07/07/23	BARC	PLN	165	39,221	40,567	—	(1,346)
Expiring 07/07/23	BOA	PLN	142	33,931	34,912	—	(981)
Expiring 07/07/23	BOA	PLN	14	3,355	3,442	—	(87)
Expiring 07/07/23	DB	PLN	14	3,350	3,442	—	(92)
Expiring 07/07/23	JPM	PLN	130	31,876	31,962	—	(86)
Expiring 07/07/23	MSI	PLN	45	11,022	11,064	—	(42)
Expiring 07/18/23	MSCS	PLN	6,965	1,614,974	1,711,248	—	(96,274)
Expiring 07/19/23	CITI	PLN	1,282	302,958	314,993	—	(12,035)
Expiring 07/19/23	MSI	PLN	1,137	266,457	279,334	—	(12,877)
Expiring 08/04/23	HSBC	PLN	470	114,361	115,377	—	(1,016)
Expiring 08/04/23	HSBC	PLN	75	18,249	18,411	—	(162)
Expiring 09/14/23	BOA	PLN	34	8,149	8,323	—	(174)
Romanian Leu,
Expiring 07/07/23	BNP	RON	95	20,555	20,905	—	(350)
Expiring 07/07/23	GSI	RON	25	5,406	5,501	—	(95)
Expiring 08/04/23	BNP	RON	95	20,771	20,886	—	(115)
Expiring 08/04/23	GSI	RON	25	5,465	5,496	—	(31)
Expiring 08/04/23	UAG	RON	28	6,143	6,156	—	(13)
Singapore Dollar,
Expiring 07/07/23	MSI	SGD	174	128,840	128,693	147	—
Expiring 07/07/23	MSI	SGD	141	103,932	104,285	—	(353)
Expiring 07/07/23	MSI	SGD	4	2,962	2,959	3	—
Expiring 07/07/23	RBC	SGD	4	2,979	2,959	20	—
Expiring 07/19/23	BARC	SGD	7,647	5,657,480	5,658,562	—	(1,082)
Expiring 07/19/23	BARC	SGD	1,651	1,221,076	1,221,938	—	(862)
Expiring 07/19/23	BARC	SGD	1,447	1,070,215	1,071,025	—	(810)
Expiring 07/19/23	BARC	SGD	142	106,408	105,435	973	—
Expiring 07/19/23	BARC	SGD	111	83,205	82,246	959	—
Expiring 07/19/23	BARC	SGD	93	68,789	68,756	33	—
Expiring 07/19/23	BARC	SGD	15	11,217	11,171	46	—
Expiring 07/19/23	MSCS	SGD	13,558	10,029,761	10,032,154	—	(2,393)
Expiring 07/19/23	MSCS	SGD	2,210	1,635,138	1,635,595	—	(457)
Expiring 07/19/23	MSCS	SGD	829	618,566	613,728	4,838	—
Expiring 08/04/23	MSI	SGD	178	131,334	131,790	—	(456)
Expiring 09/20/23	GSI	SGD	2,415	1,798,578	1,791,087	7,491	—
South African Rand,
Expiring 07/07/23	BARC	ZAR	4,470	230,592	237,340	—	(6,748)
Expiring 07/07/23	BNP	ZAR	1,180	64,082	62,654	1,428	—
Expiring 07/07/23	GSI	ZAR	840	45,134	44,600	534	—
Expiring 07/18/23	GSB	ZAR	7,000	372,024	371,230	794	—
Expiring 07/18/23	GSB	ZAR	6,602	363,333	350,106	13,227	—
Expiring 07/18/23	GSB	ZAR	1,039	57,631	55,123	2,508	—
Expiring 07/18/23	GSB	ZAR	155	8,228	8,202	26	—
Expiring 07/18/23	JPM	ZAR	9,293	502,931	492,834	10,097	—

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 08/04/23	DB	ZAR	4,040	$213,265	$213,870	$—	$(605)
Expiring 09/20/23	MSI	ZAR	3,092	157,000	162,958	—	(5,958)
South Korean Won,
Expiring 07/07/23	BNP	KRW	818,061	617,656	620,990	—	(3,334)
Expiring 07/07/23	BNP	KRW	86,360	65,204	65,556	—	(352)
Expiring 07/07/23	BOA	KRW	70,260	54,461	53,334	1,127	—
Expiring 07/07/23	GSI	KRW	141,590	108,915	107,481	1,434	—
Expiring 07/07/23	JPM	KRW	216,580	169,659	164,406	5,253	—
Expiring 07/07/23	MSI	KRW	34,580	26,765	26,250	515	—
Expiring 07/18/23	JPM	KRW	458,747	348,565	348,428	137	—
Expiring 07/18/23	JPM	KRW	57,473	43,315	43,652	—	(337)
Expiring 08/04/23	BNP	KRW	1,034,641	785,634	786,525	—	(891)
Expiring 08/04/23	BNP	KRW	3,740	2,840	2,843	—	(3)
Expiring 09/20/23	JPM	KRW	2,888,979	2,229,099	2,202,229	26,870	—
Swedish Krona,
Expiring 07/07/23	BARC	SEK	1,026	95,462	95,157	305	—
Expiring 07/07/23	CITI	SEK	3,530	324,176	327,394	—	(3,218)
Expiring 07/07/23	CITI	SEK	1,160	108,323	107,586	737	—
Expiring 07/07/23	CITI	SEK	650	61,024	60,285	739	—
Expiring 07/07/23	CITI	SEK	590	54,624	54,720	—	(96)
Expiring 07/07/23	GSI	SEK	1,180	110,406	109,440	966	—
Expiring 07/07/23	MSI	SEK	2,449	225,596	227,135	—	(1,539)
Expiring 07/07/23	RBC	SEK	430	39,639	39,881	—	(242)
Expiring 07/19/23	BARC	SEK	126,495	11,677,117	11,738,875	—	(61,758)
Expiring 07/19/23	MSCS	SEK	109,485	10,253,197	10,160,348	92,849	—
Expiring 07/19/23	MSCS	SEK	40,835	3,825,182	3,789,503	35,679	—
Expiring 07/19/23	MSCS	SEK	39,556	3,665,959	3,670,798	—	(4,839)
Expiring 07/19/23	MSCS	SEK	37,111	3,482,380	3,443,944	38,436	—
Expiring 07/19/23	MSCS	SEK	35,446	3,344,638	3,289,467	55,171	—
Expiring 07/19/23	MSCS	SEK	34,855	3,250,593	3,234,580	16,013	—
Expiring 07/19/23	MSCS	SEK	31,167	2,904,831	2,892,289	12,542	—
Expiring 07/19/23	MSCS	SEK	27,930	2,609,400	2,591,898	17,502	—
Expiring 07/19/23	MSCS	SEK	23,344	2,162,200	2,166,337	—	(4,137)
Expiring 07/19/23	MSCS	SEK	20,861	1,921,566	1,935,962	—	(14,396)
Expiring 07/19/23	MSCS	SEK	18,629	1,723,376	1,728,762	—	(5,386)
Expiring 07/19/23	MSCS	SEK	14,058	1,301,121	1,304,591	—	(3,470)
Expiring 07/19/23	MSCS	SEK	10,108	937,891	938,002	—	(111)
Expiring 07/19/23	MSCS	SEK	6,682	623,316	620,057	3,259	—
Expiring 08/04/23	MSI	SEK	1,026	94,631	95,288	—	(657)
Swiss Franc,
Expiring 07/07/23	BNP	CHF	232	257,247	259,382	—	(2,135)
Expiring 07/07/23	BNP	CHF	95	106,245	106,213	32	—
Expiring 07/07/23	BNP	CHF	95	105,365	106,213	—	(848)
Expiring 07/07/23	BOA	CHF	195	216,064	218,015	—	(1,951)
Expiring 07/07/23	CITI	CHF	195	219,150	218,015	1,135	—
Expiring 07/07/23	CITI	CHF	95	106,042	106,213	—	(171)
Expiring 07/07/23	CITI	CHF	95	106,623	106,213	410	—
Expiring 07/07/23	GSI	CHF	100	110,452	111,803	—	(1,351)
Expiring 07/07/23	GSI	CHF	100	111,490	111,802	—	(312)
Expiring 07/07/23	GSI	CHF	100	111,651	111,802	—	(151)
Expiring 07/07/23	GSI	CHF	95	104,462	106,212	—	(1,750)
Expiring 07/07/23	JPM	CHF	95	106,148	106,213	—	(65)
Expiring 07/07/23	JPM	CHF	55	60,968	61,492	—	(524)
Expiring 07/07/23	MSI	CHF	195	215,885	218,015	—	(2,130)
Expiring 07/07/23	MSI	CHF	100	110,627	111,802	—	(1,175)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/07/23	MSI	CHF	95	$106,042	$106,213	$—	$(171)
Expiring 07/07/23	MSI	CHF	95	106,253	106,213	40	—
Expiring 07/07/23	SSB	CHF	100	110,683	111,803	—	(1,120)
Expiring 07/07/23	UAG	CHF	100	110,736	111,802	—	(1,066)
Expiring 07/19/23	BARC	CHF	28,568	31,523,875	31,982,661	—	(458,786)
Expiring 07/19/23	BARC	CHF	2,525	2,818,015	2,826,642	—	(8,627)
Expiring 07/19/23	BARC	CHF	1,339	1,500,077	1,499,190	887	—
Expiring 07/19/23	BARC	CHF	1,297	1,451,885	1,451,922	—	(37)
Expiring 07/19/23	BNP	CHF	217	244,259	242,902	1,357	—
Expiring 07/19/23	BNP	CHF	81	90,942	90,437	505	—
Expiring 07/19/23	MSCS	CHF	26,233	28,947,929	29,368,468	—	(420,539)
Expiring 07/19/23	MSCS	CHF	6,099	6,732,545	6,827,952	—	(95,407)
Expiring 07/19/23	MSCS	CHF	2,720	3,045,438	3,045,016	422	—
Expiring 07/19/23	MSCS	CHF	2,607	2,903,406	2,918,276	—	(14,870)
Expiring 07/19/23	MSCS	CHF	1,777	1,987,673	1,989,159	—	(1,486)
Expiring 08/04/23	BNP	CHF	232	258,801	260,179	—	(1,378)
Expiring 08/04/23	BNP	CHF	27	30,119	30,279	—	(160)
Thai Baht,
Expiring 07/07/23	BARC	THB	5,856	169,178	165,275	3,903	—
Expiring 07/07/23	BARC	THB	3,996	115,443	112,779	2,664	—
Expiring 07/07/23	BARC	THB	470	13,623	13,265	358	—
Expiring 07/07/23	GSI	THB	747	21,580	21,082	498	—
Expiring 07/07/23	HSBC	THB	193	5,598	5,447	151	—
Expiring 07/07/23	JPM	THB	940	27,244	26,530	714	—
Expiring 07/07/23	UAG	THB	693	20,099	19,558	541	—
Expiring 07/07/23	UAG	THB	480	13,665	13,547	118	—
Expiring 08/04/23	BARC	THB	5,282	148,569	149,522	—	(953)
Expiring 08/04/23	BARC	THB	5,086	143,056	143,973	—	(917)
Expiring 08/04/23	UAG	THB	564	15,883	15,965	—	(82)
Expiring 08/04/23	UAG	THB	543	15,292	15,371	—	(79)
Expiring 09/14/23	UAG	THB	1,388	40,581	39,444	1,137	—
Expiring 09/20/23	JPM	THB	19,016	553,344	540,627	12,717	—
Expiring 09/20/23	JPM	THB	8,115	232,000	230,715	1,285	—
Turkish Lira,
Expiring 07/07/23	GSI	TRY	805	32,804	30,901	1,903	—
Expiring 07/07/23	GSI	TRY	4	184	153	31	—
Expiring 08/04/23	GSI	TRY	403	15,727	15,340	387	—
Expiring 09/14/23	UAG	TRY	22	845	806	39	—

				$708,345,711	$713,978,375	2,718,713	(8,351,377)

						$8,651,973	$(12,912,376)

Cross currency exchange contracts outstanding at June 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/19/23	Buy	EUR	145	HUF	54,438	$—	$(763)	GSI
07/19/23	Buy	EUR	145	HUF	54,576	—	(1,164)	HSBC
07/19/23	Buy	EUR	152	HUF	57,206	—	(635)	BOA
07/19/23	Buy	EUR	156	CZK	3,695	696	—	MSI
07/19/23	Buy	EUR	250	HUF	96,977	—	(9,895)	BOA
07/19/23	Buy	JPY	19,655	EUR	135	—	(10,833)	BOA

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2023 (continued):

Settlement	Type	Notional Amount (000)	In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts (cont’d.):
07/19/23	Buy	PLN 839	EUR	180	$9,074	$—	BOA

					$9,770	$(23,290)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teva Pharmaceutical Industries Ltd.	06/20/26	1.000%(Q)	268	1.820%	$(15,712)	$(5,890)	$9,822

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)	121	$19,404	$37,769	$(18,365)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)	70	593	1,685	(1,092)	BNP
Republic of South Africa	12/20/28	1.000%(Q)	200	16,983	21,405	(4,422)	JPM
Republic of South Africa	12/20/28	1.000%(Q)	200	16,983	20,948	(3,965)	MSI

				$53,963	$81,807	$(27,844)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	320	0.529%	$1,533	$152	$1,381	GSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	70	0.096%	627	589	38	BNP
Hellenic Republic	12/20/28	1.000%(Q)	250	0.831%	2,107	(1,866)	3,973	JPM
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	1,610	0.419%	(1,815)	1,147	(2,962)	BOA
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	390	0.419%	(440)	278	(718)	BOA
Republic of Poland	06/20/24	1.000%(Q)	90	0.257%	667	68	599	BNP

					$2,679	$368	$2,311

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	1,204	$(9,585)	$(35,453)	$(25,868)

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Credit default swap agreements outstanding at June 30, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		2,942	0.660%	$23,380	$44,913	$21,533
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		3,565	0.660%	33,379	54,424	21,045
iTraxx.EUR.39.V1	06/20/28	1.000%(Q)	EUR	915	0.738%	3,672	12,076	8,404
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	1,220	3.999%	(27,495)	54,756	82,251

						$32,936	$166,169	$133,233

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR 355	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(3,411)	$—	$ (3,411)	MSI
EUR 354	02/15/28	2.334%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(2,942)	—	(2,942)	MSI
EUR 368	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,755)	—	(1,755)	MSI
EUR 369	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,722)	—	(1,722)	MSI
EUR 380	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(325)	—	(325)	JPM
EUR 381	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(326)	—	(326)	JPM
EUR 392	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(2,329)	—	(2,329)	JPM
EUR 355	02/15/33	2.324%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	6,268	—	6,268	MSI

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Inflation swap agreements outstanding at June 30, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
EUR 354	02/15/33	2.346%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$5,468	$—	$5,468	MSI
EUR 368	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	4,397	—	4,397	MSI
EUR 369	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	3,838	—	3,838	MSI
EUR 380	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,868	—	1,868	JPM
EUR 381	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,873	—	1,873	JPM
EUR 392	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	5,924	—	5,924	JPM
EUR 392	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	4,707	—	4,707	JPM
EUR 392	03/15/33	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(3,128)	—	(3,128)	JPM

				$18,405	$—	$18,405

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	334	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 4.351%	$105	$(325)	$(430)
AUD	216	09/20/28	4.062%(S)	6 Month BBSW(2)(S)/ 4.700%	99	(1,534)	(1,633)
AUD	200	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.700%	(10,138)	(10,665)	(527)
AUD	805	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.700%	67,956	(61,351)	(129,307)
AUD	107	09/20/33	4.312%(S)	6 Month BBSW(2)(S)/ 4.700%	557	(510)	(1,067)
AUD	256	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 4.700%	385	449	64
BRL	249	01/02/29	10.690%(T)	1 Day BROIS(1)(T)/ 0.051%	—	1,142	1,142
CAD	720	12/03/23	2.450%(S)	3 Month CDOR(2)(S)/ 5.395%	4,309	(7,777)	(12,086)
CAD	790	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.395%	25,422	(38,145)	(63,567)
CAD	305	09/17/28	2.938%(S)	1 Day CORRA(1)(S)/ 4.750%	(205)	131	336
CAD	398	09/20/28	3.438%(S)	1 Day CORRA(1)(S)/ 4.750%	605	2,828	2,223
CAD	70	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 4.750%	172	(330)	(502)
CAD	145	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/ 4.750%	396	(238)	(634)
CAD	226	09/20/33	3.313%(S)	1 Day CORRA(2)(S)/ 4.750%	(91)	1,254	1,345
CAD	95	09/20/33	3.375%(S)	1 Day CORRA(1)(S)/ 4.750%	208	177	(31)
CAD	290	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.395%	25,340	(29,830)	(55,170)
CAD	440	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.395%	46,542	(47,846)	(94,388)
CAD	170	12/03/51	2.800%(S)	3 Month CDOR(1)(S)/ 5.395%	18,761	18,290	(471)
CAD	45	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 4.750%	(55)	561	616
CHF	325	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.707%	—	(58,295)	(58,295)
CLP	46,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(5,320)	(5,320)
CLP	110,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(1,558)	(1,558)
CLP	52,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(2,591)	(2,591)
CLP	107,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(5,126)	(5,126)
CNH	5,395	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	2,046	3,410	1,364
CNH	8,395	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(6)	10,192	10,198
CNH	21,955	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(61)	21,562	21,623
CNH	3,125	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	11,301	11,301
CNH	1,816	03/15/28	2.841%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	27	5,218	5,191
CNH	29,079	03/15/28	2.870%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	88,805	88,805

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	1,744	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	$—	$(5,616)	$(5,616)
CNH	1,598	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	5,155	5,155
CNH	1,045	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	1,043	1,519	476
CNH	41,147	05/16/28	2.563%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	50,052	50,052
CNH	41,147	05/16/28	2.564%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	50,118	50,118
CNH	2,200	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	1,245	1,245
CNH	2,782	06/21/28	2.988%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(305)	10,645	10,950
CNH	330	06/21/28	3.060%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	(329)	(1,415)	(1,086)
CNH	3,468	09/20/28	2.437%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	187	187
CNH	394	09/20/28	2.654%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	(23)	(569)	(546)
COP	146,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 12.270%	—	(3,309)	(3,309)
CZK	4,760	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 7.150%	—	(20,701)	(20,701)
DKK	800	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.983%	—	(14,772)	(14,772)
EUR	6,320	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(270,777)	(270,777)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(222,515)	(222,515)
EUR	500	12/02/26	(0.146)%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(65,321)	(65,321)
EUR	203	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 3.900%	74	(107)	(181)
EUR	133	09/20/28	3.375%(A)	6 Month EURIBOR(2)(S)/ 3.900%	898	1,072	174
EUR	435	08/15/32	2.940%(A)	6 Month EURIBOR(1)(S)/ 3.900%	(1,226)	3,512	4,738
EUR	65	09/20/33	3.188%(A)	6 Month EURIBOR(2)(S)/ 3.900%	565	1,170	605
EUR	185	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	29,083	29,083
EUR	185	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(30,265)	(30,265)
EUR	449	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	68,420	68,420
EUR	449	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(71,338)	(71,338)
EUR	430	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.900%	(26,204)	(160,176)	(133,972)
EUR	250	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.900%	207	(3,027)	(3,234)
EUR	250	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	(129)	5,315	5,444
EUR	35	08/15/48	2.660%(A)	6 Month EURIBOR(1)(S)/ 3.900%	(305)	52	357
GBP	380	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.929%	(13,904)	60,743	74,647
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.929%	(16,485)	190,221	206,706
GBP	190	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 4.929%	(118)	14,860	14,978
GBP	258	12/20/28	4.344%(A)	1 Day SONIA(2)(A)/ 4.929%	5,976	7,704	1,728
GBP	175	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.929%	32,269	46,776	14,507
GBP	183	12/07/30	1.009%(A)	1 Day SONIA(2)(A)/ 4.929%	—	(55,154)	(55,154)
GBP	62	12/20/33	4.031%(A)	1 Day SONIA(1)(A)/ 4.929%	33	1,342	1,309
GBP	170	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 4.929%	(54,548)	(66,494)	(11,946)
GBP	125	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.929%	(49,740)	(51,025)	(1,285)
GBP	725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.929%	134,736	(368,346)	(503,082)
HKD	4,241	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 4.968%	(1,185)	(843)	342
HUF	11,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 14.570%	—	(9,744)	(9,744)
HUF	30,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(4,943)	(4,943)
HUF	39,300	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(7,074)	(7,074)
ILS	240	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.825%	—	(11,029)	(11,029)
JPY	210,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	279	(168)	(447)
JPY	40,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(310)	(168)	142
JPY	100,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(3,854)	(1,873)	1,981
JPY	103,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	1,752	(4,238)	(5,990)
JPY	22,546	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.077)%	31	443	412
JPY	137,500	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	1,142	(14,825)	(15,967)
JPY	46,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(7,621)	(7,284)	337
JPY	46,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(17,922)	(10,132)	7,790
JPY	63,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.077)%	1,093	(16,436)	(17,529)
JPY	15,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ (0.077)%	(5,689)	(4,954)	735
JPY	8,521	12/20/33	0.625%(A)	1 Day TONAR(2)(A)/ (0.077)%	(106)	(173)	(67)
JPY	141,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ (0.077)%	3,423	(66,627)	(70,050)
JPY	15,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.077)%	(13,149)	(8,971)	4,178
JPY	61,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ (0.077)%	410	(46,710)	(47,120)
JPY	99,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ (0.077)%	(34,705)	(92,664)	(57,959)
JPY	10,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.077)%	(9,676)	(8,713)	963

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	39,800	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ (0.077)%	$5,448	$(39,206)	$(44,654)
KRW	535,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	377	377
KRW	720,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	(72,114)	(72,114)
MXN	56,313	02/26/26	9.955%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	57,709	57,709
MXN	56,313	02/26/26	9.960%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	58,098	58,098
MXN	55,473	02/26/26	10.025%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	62,201	62,201
MXN	21,150	04/14/26	9.395%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	7,424	7,424
MXN	17,278	06/29/26	6.680%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	(63,981)	(63,981)
MXN	12,771	06/29/26	6.680%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	(268)	(47,292)	(47,024)
MXN	30,946	12/22/26	7.360%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	(77,207)	(77,207)
MXN	30,946	12/22/26	7.375%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	(76,389)	(76,389)
MXN	11,500	04/11/28	8.770%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	9,365	9,365
MXN	3,435	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	(9)	(13,487)	(13,478)
MXN	1,206	09/13/28	8.224%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	254	254
MXN	31,562	10/25/32	9.260%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	139,263	139,263
MXN	19,159	03/01/33	8.450%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	25,017	25,017
NOK	2,051	06/19/28	2.656%(A)	6 Month NIBOR(2)(S)/ 4.810%	(279)	(5,626)	(5,347)
NOK	1,480	09/20/28	3.500%(A)	6 Month NIBOR(2)(S)/ 4.810%	(183)	(4,051)	(3,868)
NOK	345	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.810%	—	(5,463)	(5,463)
NZD	130	03/15/28	4.065%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(1,465)	(1,465)
NZD	130	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(932)	(932)
NZD	135	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(968)	(968)
NZD	135	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(829)	(829)
NZD	130	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(798)	(798)
NZD	140	03/15/28	4.261%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(827)	(827)
NZD	70	03/15/28	4.264%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(408)	(408)
NZD	130	03/15/28	4.292%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(656)	(656)
NZD	120	03/15/28	4.315%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(532)	(532)
NZD	130	03/15/28	4.320%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(558)	(558)
NZD	69	03/15/28	4.518%(S)	3 Month BBR(2)(Q)/ 5.705%	—	77	77
NZD	349	03/19/28	4.344%(S)	3 Month BBR(1)(Q)/ 5.705%	302	(827)	(1,129)
NZD	492	09/20/28	4.155%(S)	3 Month BBR(1)(Q)/ 5.705%	(36)	6,100	6,136
NZD	120	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(13,195)	(13,195)
NZD	252	03/15/33	4.185%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(362)	(362)
NZD	119	09/20/33	4.170%(S)	3 Month BBR(1)(Q)/ 5.705%	2	1,749	1,747
PLN	290	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 6.950%	—	(16,009)	(16,009)
SEK	2,252	06/19/28	2.500%(A)	3 Month STIBOR(1)(Q)/ 3.814%	995	2,322	1,327
SEK	9,137	06/21/28	2.975%(A)	3 Month STIBOR(2)(Q)/ 3.814%	1,364	(15,231)	(16,595)
SEK	9,002	06/21/28	3.160%(A)	3 Month STIBOR(2)(Q)/ 3.814%	5,326	(8,010)	(13,336)
SEK	1,605	12/20/28	3.000%(A)	3 Month STIBOR(1)(Q)/ 3.814%	(899)	(1,673)	(774)
SEK	1,235	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 3.814%	—	(21,090)	(21,090)
SEK	718	09/20/33	2.781%(A)	3 Month STIBOR(2)(Q)/ 3.814%	(73)	(1,504)	(1,431)
SGD	250	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 4.001%	(868)	(33,456)	(32,588)
THB	8,750	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.987%	—	(24,014)	(24,014)
TWD	9,200	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.493%	—	724	724
	4,500	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 5.090%	—	(14,836)	(14,836)
	6,030	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.090%	—	(5,729)	(5,729)
	11,368	06/04/24	4.600%(T)	1 Day SOFR(2)(T)/ 5.090%	245	(86,072)	(86,317)
	555	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 5.090%	1,454	345	(1,109)
	2,968	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(4,193)	(4,193)
	2,756	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(2,425)	(2,425)
	3,392	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.090%	—	7,634	7,634
	7,668	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.090%	—	13,948	13,948
	6,012	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/ 5.090%	(9,601)	49,938	59,539
	12,591	06/15/25	4.230%(A)	1 Day SOFR(1)(A)/ 5.090%	2,942	114,600	111,658
	18,680	06/21/25	3.400%(T)	1 Day SOFR(2)(T)/ 5.090%	(965)	(147,653)	(146,688)
	10,265	10/13/25	1.396%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(233,908)	(233,908)
	5,106	11/30/27	2.980%(A)	1 Day SOFR(2)(A)/ 5.090%	(69,403)	(188,376)	(118,973)
	4,900	11/30/27	3.450%(A)	1 Day SOFR(2)(A)/ 5.090%	(695)	(92,606)	(91,911)

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
740	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.090%	$—	$109,603	$109,603
308	12/20/28	3.344%(A)	1 Day SOFR(1)(A)/ 5.090%	385	4,653	4,268
162	06/21/33	3.062%(A)	1 Day SOFR(2)(A)/ 5.090%	(309)	(458)	(149)
69	09/20/33	3.125%(A)	1 Day SOFR(1)(A)/ 5.090%	63	2,151	2,088
3,320	02/15/48	2.600%(A)	1 Day SOFR(1)(A)/ 5.090%	163,684	420,717	257,033
645	02/15/48	3.050%(A)	1 Day SOFR(1)(A)/ 5.090%	26,276	32,725	6,449
4,331	05/15/48	3.150%(A)	1 Day SOFR(1)(A)/ 5.090%	(478,244)	125,667	603,911
1,299	04/21/52	2.500%(A)	1 Day SOFR(1)(A)/ 5.090%	1,211	176,748	175,537

				$(243,363)	$(1,179,990)	$(936,627)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	15,979	01/04/27	11.993%(T)	1 Day BROIS(2)(T)/ 0.051%	$113,343	$—	$113,343	BOA
BRL	11,954	01/02/29	12.610%(T)	1 Day BROIS(2)(T)/ 0.051%	163,393	—	163,393	BNP
BRL	9,621	01/02/29	12.893%(T)	1 Day BROIS(2)(T)/ 0.051%	147,694	—	147,694	JPM
MYR	1,800	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(12,102)	(18)	(12,084)	HSBC

					$412,328	$(18)	$412,346

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Barclays E&P’s Index(Q)	1 Day SOFR +20bps(Q)/ 5.290%	BARC	04/06/24	424	$4,641	$—	$4,641
Barclays E&P’s Index(Q)	1 Day SOFR +20bps(Q)/ 5.290%	BARC	04/06/24	1,249	16,215	—	16,215
Bloomberg Commodity Total Return Index(Q)	U.S. Treasury Bill -3 Month Auction Avg Discount + 11bps(Q)/ 5.290%	ML	03/28/24	42,058	(6,145)	—	(6,145)
BNP EMU IMI Anti-Value Index(Q)	1 Day EuroSTR +4bps(Q)/ 3.440%	BNP	09/26/23	EUR (1,895)	(49,209)	—	(49,209)
BNP EMU IMI Anti-Value Index(Q)	1 Day EuroSTR +4bps(Q)/ 3.440%	BNP	09/26/23	EUR (1,840)	(47,756)	—	(47,756)
BNP EMU IMI Anti-Value Index(Q)	1 Day EuroSTR +4bps(Q)/ 3.440%	BNP	09/26/23	EUR (1,839)	(47,736)	—	(47,736)
BNP EMU IMI Anti-Value Index(Q)	1 Day EuroSTR +4bps(Q)/ 3.440%	BNP	09/26/23	EUR (1,837)	(47,699)	—	(47,699)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Total return swap agreements outstanding at June 30, 2023 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP EMU IMI Anti-Value Index(Q)	1 Day EuroSTR +4bps(Q)/ 3.440%	BNP	09/26/23	EUR (1,833)	$(47,584)	$—	$(47,584)
BNP EMU IMI Anti-Value Index(Q)	1 Day EuroSTR +4bps(Q)/ 3.440%	BNP	09/26/23	EUR (1,097)	(28,472)	—	(28,472)
BNP EMU IMI Value Index(Q)	1 Day EuroSTR +42bps(Q)/ 3.820%	BNP	09/26/23	EUR 1,111	18,339	—	18,339
BNP EMU IMI Value Index(Q)	1 Day EuroSTR +42bps(Q)/ 3.820%	BNP	09/26/23	EUR 1,814	29,936	—	29,936
BNP EMU IMI Value Index(Q)	1 Day EuroSTR +42bps(Q)/ 3.820%	BNP	09/26/23	EUR 1,823	30,086	—	30,086
BNP EMU IMI Value Index(Q)	1 Day EuroSTR +42bps(Q)/ 3.820%	BNP	09/26/23	EUR 1,838	30,329	—	30,329
BNP EMU IMI Value Index(Q)	1 Day EuroSTR +42bps(Q)/ 3.820%	BNP	09/26/23	EUR 1,850	30,522	—	30,522
BNP EMU IMI Value Index(Q)	1 Day EuroSTR +42bps(Q)/ 3.820%	BNP	09/26/23	EUR 1,868	30,819	—	30,819
BNP Short Global Luxury Index(Q)	1 Day SOFR +24bps(Q)/ 5.330%	BNP	05/28/24	(2,750)	(171,488)	—	(171,488)
BNP Short Global Luxury Index(Q)	1 Day SOFR +24bps(Q)/ 5.330%	BNP	05/28/24	(1,595)	(64,363)	—	(64,363)
iShares U.S. Real Estate ETF Index(Q)	1 Day USOIS +21bps(Q)/ 5.290%	ML	11/30/23	43,541	2,086,199	—	2,086,199
JPMorgan Japan Growth Index(Q)	1 Day SOFR +19bps(Q)/ 5.280%	JPM	06/21/24	(4,294)	131,131	—	131,131
JPMorgan Japan Value Index(Q)	1 Day SOFR(Q)/ 5.090%	JPM	06/21/24	4,316	(102,790)	—	(102,790)
JPMorgan Korean Growth Index(Q)	1 Day SOFR +30bps(Q)/ 5.390%	JPM	06/21/24	(1,068)	51,367	—	51,367
JPMorgan Korean Value Index(Q)	1 Day SOFR +16bps(Q)/ 5.250%	JPM	06/21/24	1,071	(35,519)	—	(35,519)
JPMorgan S&P 1500 Growth Index(Q)	1 Day SOFR +5bps(Q)/ 5.140%	JPM	06/10/24	(2,983)	(46,824)	—	(46,824)
JPMorgan S&P 1500 Growth Index(Q)	1 Day SOFR +5bps(Q)/ 5.140%	JPM	06/10/24	(1,963)	(39,457)	—	(39,457)
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR +5bps(Q)/ 5.140%	JPM	06/10/24	1,956	32,251	—	32,251
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR +5bps(Q)/ 5.140%	JPM	06/10/24	2,988	36,024	—	36,024

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Total return swap agreements outstanding at June 30, 2023 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
JPMorgan U.S. Broad Growth Index(Q)	1 Day SOFR +5bps(Q)/ 5.140%	JPM	06/09/24	(2,787)	$(43,920)	$—	$(43,920)
JPMorgan U.S. Broad Growth Index(Q)	1 Day SOFR +5bps(Q)/ 5.140%	JPM	06/10/24	(1,830)	(40,230)	—	(40,230)
JPMorgan U.S. Broad Value Index(Q)	1 Day SOFR +5bps(Q)/ 5.140%	JPM	06/09/24	2,783	32,570	—	32,570
JPMorgan U.S. Broad Value Index(Q)	1 Day SOFR +5bps(Q)/ 5.140%	JPM	06/10/24	1,825	28,668	—	28,668
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS +11bps(Q)/ 5.190%	MSCS	11/30/23	37,963	1,562,245	—	1,562,245
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS +3.5bps(Q)/ 5.115%	MSCS	05/31/24	8,269	312,127	—	312,127
MSCI World Consumer Staples Index(Q)	1 Day SOFR +10bps(Q)/ 5.190%	BARC	05/16/24	(3,046)	82,217	—	82,217
MSCI World Tobacco Index(Q)	1 Day SOFR +25bps(Q)/ 5.340%	BARC	05/16/24	3,067	(12,332)	—	(12,332)
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(T)/ 4.580%	GSI	09/20/23	(3,654)	(84,349)	—	(84,349)

					$3,629,813	$—	$3,629,813

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$84,041	$(1,884)	$5,010,450	$(975,419)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$1,481,198
GS	7,089,244	602,408

JPS	—	2,775,831
MSC	—	28,338,998

Total	$7,089,244	$33,198,435

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$46,710,790	$—	$—
Fixed Income	181,275,762	—	—
Common Stocks	563,422,353	384,364,907	—	**
Preferred Stocks	478,203	2,639,836	—
Rights	—	1,221	—
Unaffiliated Exchange-Traded Funds	131,235,453	—	—
Asset-Backed Securities
Automobiles	—	536,443	—
Collateralized Loan Obligations	—	59,015,221	—
Consumer Loans	—	886,552	—
Equipment	—	106,144	—
Home Equity Loans	—	528,160	—
Other	—	147,202	—
Student Loans	—	677,698	—
Commercial Mortgage-Backed Securities	—	3,531,030	—
Convertible Bond	—	365,232	—
Corporate Bonds	—	69,321,572	140,898
Floating Rate and Other Loans	—	1,587,910	—
Municipal Bonds	—	103,521	—
Residential Mortgage-Backed Securities	—	1,819,774	47,254
Sovereign Bonds	—	66,859,933	—
U.S. Government Agency Obligations	—	9,862,911	—
U.S. Treasury Obligations	—	245,099,146	—
Short-Term Investments
Affiliated Mutual Funds	427,396,908	—	—
Commercial Paper	—	4,197,468	—
Foreign Treasury Obligations	—	1,249,341	—
U.S. Treasury Obligations	—	156,939,918	—
Unaffiliated Funds	262,402,999	—	—
Options Purchased	366,769	9,371,384	—

Total	$1,613,289,237	$1,019,212,524	$188,152

Liabilities
Options Written	$(1,141,394)	$(33,784)	$—

Other Financial Instruments*
Assets
Financial Futures Contracts	$4,855,657	$—	$—
Commodity Futures Contracts	5,648,936	—	—
OTC Forward Foreign Currency Exchange Contracts	—	8,651,973	—
OTC Cross Currency Exchange Contracts	—	9,770	—
Centrally Cleared Credit Default Swap Agreements	—	143,055	—
OTC Credit Default Swap Agreements	—	58,897	—
OTC Inflation Swap Agreements	—	34,343	—
Centrally Cleared Interest Rate Swap Agreements	—	2,423,354	—

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Interest Rate Swap Agreements	$—	$424,430	$—
OTC Total Return Swap Agreements	—	4,545,686	—

Total	$10,504,593	$16,291,508	$—

Liabilities
Forward Commitment Contracts	$—	$(653,882)	$—
Financial Futures Contracts	(4,846,676)	—	—
Commodity Futures Contracts	(5,447,286)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(12,912,376)	—
OTC Cross Currency Exchange Contracts	—	(23,290)	—
Centrally Cleared Credit Default Swap Agreement	—	(25,868)	—
OTC Credit Default Swap Agreements	—	(2,255)	—
OTC Inflation Swap Agreements	—	(15,938)	—
Centrally Cleared Interest Rate Swap Agreements	—	(3,359,981)	—
OTC Interest Rate Swap Agreement	—	(12,102)	—
OTC Total Return Swap Agreements	—	(915,873)	—

Total	$ (10,293,962)	$(17,921,565)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (3.7% represents investments purchased with collateral from securities on loan)	25.6%
U.S. Treasury Obligations	15.7
Unaffiliated Funds	10.3
Unaffiliated Exchange-Traded Funds	5.1
Sovereign Bonds	2.6
Pharmaceuticals	2.4
Banks	2.4
Collateralized Loan Obligations	2.3
Semiconductors & Semiconductor Equipment	1.8
Specialized REITs	1.8
Software	1.7
Residential REITs	1.5
Technology Hardware, Storage & Peripherals	1.3
Oil, Gas & Consumable Fuels	1.2
Insurance	1.2
Industrial REITs	1.1
Textiles, Apparel & Luxury Goods	1.1
Automobiles	1.0
Health Care REITs	1.0
Retail REITs	0.9
Capital Markets	0.9
Interactive Media & Services	0.8
Hotels, Restaurants & Leisure	0.8
Machinery	0.8
Metals & Mining	0.7
Financial Services	0.7
Aerospace & Defense	0.7
Health Care Providers & Services	0.6

Consumer Staples Distribution & Retail	0.6%
Broadline Retail	0.6
Food Products	0.5
Specialty Retail	0.5
Trading Companies & Distributors	0.5
Media	0.5
Chemicals	0.4
Electrical Equipment	0.4
Biotechnology	0.4
Industrial Conglomerates	0.4
Health Care Equipment & Supplies	0.4
IT Services	0.4
U.S. Government Agency Obligations	0.4
Options Purchased	0.4
Personal Care Products	0.4
Diversified Telecommunication Services	0.4
Entertainment	0.4
Beverages	0.3
Electric Utilities	0.3
Tobacco	0.3
Electronic Equipment, Instruments & Components	0.3
Multi-Utilities	0.3
Household Products	0.3
Office REITs	0.3
Electric	0.3
Oil & Gas	0.2
Life Sciences Tools & Services	0.2
Commercial Services & Supplies	0.2
Passenger Airlines	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Industry Classification (continued):

Hotel & Resort REITs	0.2%
Construction & Engineering	0.2
Professional Services	0.2
Diversified REITs	0.2
Commercial Paper	0.2
Household Durables	0.2
Air Freight & Logistics	0.2
Pipelines	0.2
Ground Transportation	0.1
Communications Equipment	0.1
Commercial Mortgage-Backed Securities	0.1
Diversified Financial Services	0.1
Building Products	0.1
Wireless Telecommunication Services	0.1
Healthcare-Services	0.1
Real Estate Management & Development	0.1
Construction Materials	0.1
Energy Equipment & Services	0.1
Foods	0.1
Gas Utilities	0.1
Consumer Finance	0.1
Commercial Services	0.1
Telecommunications	0.1
Retail	0.1
Residential Mortgage-Backed Securities	0.1
Real Estate	0.1
Automobile Components	0.1
Real Estate Investment Trusts (REITs)	0.1
Independent Power & Renewable Electricity Producers	0.1
Auto Manufacturers	0.1
Agriculture	0.1
Consumer Loans	0.1
Foreign Treasury Obligations	0.0	*
Distributors	0.0	*
Internet	0.0	*
Engineering & Construction	0.0	*
Building Materials	0.0	*
Multi-National	0.0	*
Student Loans	0.0	*

Lodging	0.0	*%
Marine Transportation	0.0	*
Leisure Products	0.0	*
Containers & Packaging	0.0	*
Gas	0.0	*
Mining	0.0	*
Healthcare-Products	0.0	*
Auto Parts & Equipment	0.0	*
Home Builders	0.0	*
Home Equity Loans	0.0	*
Airlines	0.0	*
Leisure Time	0.0	*
Computers	0.0	*
Electrical Components & Equipment	0.0	*
Transportation	0.0	*
Distribution/Wholesale	0.0	*
Electronics	0.0	*
Water Utilities	0.0	*
Semiconductors	0.0	*
Packaging & Containers	0.0	*
Water	0.0	*
Other	0.0	*
Transportation Infrastructure	0.0	*
Savings & Loans	0.0	*
Office/Business Equipment	0.0	*
Diversified Consumer Services	0.0	*
Equipment	0.0	*
Municipal Bonds	0.0	*
Investment Companies	0.0	*
Machinery-Diversified	0.0	*
Miscellaneous Manufacturing	0.0	*
Cosmetics/Personal Care	0.0	*

	102.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$5,648,936	*	Due from/to broker-variation margin futures	$5,447,286	*
Commodity contracts	—	—		Unrealized depreciation on OTC swap agreements	6,145
Credit contracts	Due from/to broker-variation margin swaps	143,055	*	Due from/to broker-variation margin swaps	25,868	*

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$84,041		Premiums received for OTC swap agreements	$1,866
Credit contracts	Unrealized appreciation on OTC swap agreements	5,991		Unrealized depreciation on OTC swap agreements	31,524
Equity contracts	Due from/to broker-variation margin futures	2,150,822	*	Due from/to broker-variation margin futures	283,644	*
Equity contracts	Unaffiliated investments	9,365,934		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	4,545,686		Unrealized depreciation on OTC swap agreements	825,379
Foreign exchange contracts	Due from/to broker-variation margin futures	21,698	*	Due from/to broker-variation margin futures	289,397	*
Foreign exchange contracts	Unaffiliated investments	31,540		Options written outstanding, at value	33,859
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	9,770		Unrealized depreciation on OTC cross currency exchange contracts	23,290
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	8,651,973		Unrealized depreciation on OTC forward foreign currency exchange contracts	12,912,376
Interest rate contracts	Due from/to broker-variation margin futures	2,676,836	*	Due from/to broker-variation margin futures	4,267,334	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,423,354	*	Due from/to broker-variation margin swaps	3,359,981	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	18
Interest rate contracts	Unaffiliated investments	340,679		Options written outstanding, at value	1,141,319
Interest rate contracts	Unrealized appreciation on OTC swap agreements	458,773		Unrealized depreciation on OTC swap agreements	112,371

		$36,559,088			$28,761,657

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$(11,717,600)	$—	$(4,783,140)
Credit contracts	(152,063)	145,542	—	—	(193,432)
Equity contracts	—	—	9,973,465	—	(4,164,741)
Foreign exchange contracts	(112,270)	749,800	(373,130)	(6,787,338)	—
Interest rate contracts	(5,088,541)	6,237,383	(3,863,135)	—	(1,127,137)

Total	$(5,352,874)	$7,132,725	$(5,980,400)	$(6,787,338)	$(10,268,450)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$(5,900,323)	$—	$165,748
Credit contracts	45,889	(33,977)	—	—	127,912
Equity contracts	3,006,130	—	5,113,287	—	7,133,533
Foreign exchange contracts	(49,724)	95,180	119,859	(2,422,460)	—
Interest rate contracts	575,552	(1,220,239)	764,681	—	1,381,661

Total	$3,577,847	$(1,159,036)	$97,504	$(2,422,460)	$8,808,854

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$8,329,540
Options Written (2)	38,533,102
Futures Contracts - Long Positions (2)	732,517,652
Futures Contracts - Short Positions (2)	384,675,603
Forward Foreign Currency Exchange Contracts - Purchased (3)	629,566,287
Forward Foreign Currency Exchange Contracts - Sold (3)	678,558,121
Cross Currency Exchange Contracts (4)	2,536,916
Interest Rate Swap Agreements (2)	195,182,797
Credit Default Swap Agreements - Buy Protection (2)	6,310,909
Credit Default Swap Agreements - Sell Protection (2)	9,536,303
Total Return Swap Agreements (2)	184,447,477
Inflation Swap Agreements (2)	6,029,620

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$94,709,039	$(94,709,039)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
ANZ(8)	$—	$(1,435)	$(1,435)	$—	$(1,435)
BARC(4)	4,420,259	(4,937,075)	(516,816)	516,816	—
BARC(5)	103,306	(70,083)	33,223	(33,223)	—
BARC(7-a)	37,769	(18,365)	19,404	(19,404)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(7-b)	$4,592	$(1,500)	$3,092	$—	$3,092
BARC(8)	29,336	(70,373)	(41,037)	—	(41,037)
BNP(3)	195,538	(19,107)	176,431	(117,032)	59,399
BNP(5)	185,018	(524,109)	(339,091)	190,000	(149,091)
BNP(7-a)	91,898	(85)	91,813	(91,813)	—
BNP(7-b)	4,344	(3,564)	780	—	780
BNP(8)	149,471	(106,233)	43,238	—	43,238
BNYM(7-a)	40,535	—	40,535	(20,000)	20,535
BNYM(7-b)	52	—	52	—	52
BOA(3)	173,426	(5,505)	167,921	(118,513)	49,408
BOA(5)	46	(234)	(188)	—	(188)
BOA(7-a)	20,206	(31,794)	(11,588)	11,588	—
BOA(7-b)	278	(718)	(440)	—	(440)
BOA(8)	24,760	(29,279)	(4,519)	—	(4,519)
CA(8)	4,209	(3,622)	587	—	587
CBA(8)	—	(6,008)	(6,008)	—	(6,008)
CITI(7-a)	30,047	(29,158)	889	—	889
CITI(7-b)	—	(7,980)	(7,980)	7,161	(819)
CITI(8)	22,008	(12,177)	9,831	—	9,831
DB(7-a)	23,436	(1,518)	21,918	(21,918)	—
DB(8)	44,931	(258,456)	(213,525)	—	(213,525)
GSB(3)	32,141	(299,260)	(267,119)	—	(267,119)
GSI(5)	76,836	(377,896)	(301,060)	60,000	(241,060)
GSI(7-a)	7,491	(96,070)	(88,579)	—	(88,579)
GSI(7-b)	1,533	(89,084)	(87,551)	72,630	(14,921)
GSI(8)	60,320	(44,211)	16,109	—	16,109
HSBC(7-a)	15,710	(46,734)	(31,024)	—	(31,024)
HSBC(7-b)	13,025	(17,939)	(4,914)	4,914	—
HSBC(8)	159,102	(132,391)	26,711	—	26,711
JPM(3)	216,312	(64,715)	151,597	(119,543)	32,054
JPM(5)	325,003	(382,237)	(57,234)	57,234	—
JPM(7-a)	57,927	(6,947)	50,980	—	50,980
JPM(7-b)	27,111	(9,389)	17,722	—	17,722
JPM(8)	71,859	(79,202)	(7,343)	—	(7,343)
ML(6)	2,086,199	(6,145)	2,080,054	—	2,080,054
MSCS(3)	255,668	(311,837)	(56,169)	—	(56,169)
MSCS(4)	2,159,583	(5,390,174)	(3,230,591)	3,180,000	(50,591)
MSCS(6)	1,874,372	—	1,874,372	(1,476,134)	398,238
MSI(7-a)	135,186	(42,252)	92,934	(70,000)	22,934
MSI(7-b)	71,357	(44,122)	27,235	—	27,235
MSI(8)	47,618	(62,526)	(14,908)	—	(14,908)
NWM(8)	—	(281)	(281)	—	(281)
RBC(8)	6,517	(12,844)	(6,327)	—	(6,327)
SCS(8)	4,101	(612)	3,489	—	3,489
SSB(7-a)	—	(2,391)	(2,391)	—	(2,391)
SSB(7-b)	2,510	(2,448)	62	—	62
SSB(8)	10,440	(33,013)	(22,573)	—	(22,573)
TD(7-a)	11,501	—	11,501	—	11,501
TD(8)	62,551	(206,618)	(144,067)	—	(144,067)
UAG(5)	250,885	(17,716)	233,169	(80,000)	153,169
UAG(7-a)	—	(4,098)	(4,098)	—	(4,098)
UAG(8)	113,361	(24,734)	88,627	—	88,627
WBC(8)	—	(489)	(489)	—	(489)

	$13,761,684	$(13,946,753)	$(185,069)	$1,932,763	$1,747,694

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	Western Asset Management

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

(4)	Systematica Investments
(5)	Morgan Stanley
(6)	PGIM Quant Solutions
(7-a)	PGIM Fixed Income (Core Plus)
(7-b)	PGIM Fixed Income (Global Bond)
(8)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $94,709,039:
Unaffiliated investments (cost $1,967,962,147)	$1,977,306,453
Affiliated investments (cost $652,601,342)	655,383,460
Cash segregated for counterparty — OTC	6,101,000
Foreign currency, at value (cost $2,167,615)	2,164,548
Cash	8,314
Receivable for investments sold	15,227,559
Unrealized appreciation on OTC forward foreign currency exchange contracts	8,651,973
Deposit with broker for centrally cleared/exchange-traded derivatives	7,089,244
Dividends and interest receivable	6,477,344
Unrealized appreciation on OTC swap agreements	5,010,450
Due from broker-variation margin futures	3,041,331
Tax reclaim receivable	1,410,761
Receivable for Portfolio shares sold	1,249,233
Premiums paid for OTC swap agreements	84,041
Due from broker-variation margin swaps	25,895
Receivable from affiliate	13,601
Unrealized appreciation on OTC cross currency exchange contracts	9,770
Prepaid expenses and other assets	76,753

Total Assets	2,689,331,730

LIABILITIES
Payable to broker for collateral for securities on loan	95,878,693
Payable for investments purchased	14,542,288
Unrealized depreciation on OTC forward foreign currency exchange contracts	12,912,376
Deposit due to broker for centrally cleared swaps/exchange-traded derivatives	1,567,425
Options written outstanding, at value (premiums received $1,083,629)	1,175,178
Accrued expenses and other liabilities	1,050,682
Unrealized depreciation on OTC swap agreements	975,419
Management fee payable	815,503
Forward commitment contracts, at value
(proceeds receivable $657,902)	653,882
Payable to affiliate	560,459
Distribution fee payable	68,028
Due to broker-variation margin swaps	60,400
Due to broker-variation margin futures	29,445
Unrealized depreciation on OTC cross currency exchange contracts	23,290
Premiums received for OTC swap agreements	1,884
Affiliated transfer agent fee payable	707
Trustees’ fees payable	119
Payable for Portfolio shares purchased	55

Total Liabilities	130,315,833

NET ASSETS	$2,559,015,897

Net assets were comprised of:
Partners’ Equity	$2,559,015,897

Net asset value and redemption price per share, $2,559,015,897 / 148,159,205 outstanding shares of beneficial interest	$17.27

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,144,377 foreign withholding tax, of which $134,395 is reimbursable by an affiliate)	$20,664,871
Interest income (net of $26,585 foreign withholding tax)	14,815,867
Affiliated dividend income	8,851,791
Income from securities lending, net (including affiliated income of $188,865)	206,219

Total income	44,538,748

EXPENSES
Management fee	10,567,872
Distribution fee	3,196,167
Custodian and accounting fees	406,449
Audit fee	58,020
Trustees’ fees	25,169
Professional fees	24,315
Shareholders’ reports	9,945
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	4,006
Miscellaneous	57,392

Total expenses	14,349,335
Less: Fee waiver and/or expense reimbursement	(488,381)
Distribution fee waiver	(85,349)

Net expenses	13,775,605

NET INVESTMENT INCOME (LOSS)	30,763,143

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,931,264) (net of foreign capital gains taxes $(4,016))	(27,648,676)
Futures transactions	(5,980,400)
Forward and cross currency contract transactions	(6,787,338)
Options written transactions	7,132,725
Swap agreements transactions	(10,268,450)
Foreign currency transactions	(242,958)

(43,795,097)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,365,805)	146,173,850
Futures	97,504
Forward and cross currency contracts	(2,422,460)
Options written	(1,159,036)
Swap agreements	8,808,854
Foreign currencies	(360,648)

151,138,064

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	107,342,967

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$138,106,110

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$30,763,143	$45,186,101
Net realized gain (loss) on investment and foreign currency transactions	(43,795,097)	(278,935,529)
Net capital gain distributions received	—	23,127
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	151,138,064	(324,253,736)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	138,106,110	(557,980,037)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [17,954,074 and 47,430,457 shares, respectively]	302,861,868	787,332,432
Portfolio shares purchased [21,946,982 and 129,429,996 shares, respectively]	(369,559,159)	(2,165,016,301)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(66,697,291)	(1,377,683,869)

TOTAL INCREASE (DECREASE)	71,408,819	(1,935,663,906)
NET ASSETS:
Beginning of period	2,487,607,078	4,423,270,984

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
End of period	$2,559,015,897	$2,487,607,078

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021		2020		2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$16.35		$18.89	$16.80		$16.12		$13.89		$15.12

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.24	0.07		0.01		0.09		0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.72		(2.78)	2.02		0.67		2.14		(1.30)

Total from investment operations	0.92		(2.54)	2.09		0.68		2.23		(1.23)

Capital Contributions	—		—	—		—		—	(b)(c)(d)	—	(c)(d)

Net Asset Value, end of period	$17.27		$16.35	$18.89		$16.80		$16.12		$13.89

Total Return(e)	5.63%		(13.45)%	12.44%		4.22%		16.05	%(f)	(8.13	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,559		$2,488	$4,423		$4,431		$4,662		$3,882
Average net assets (in millions)	$2,578		$3,246	$4,490		$3,925		$4,509		$5,070
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.08	%(h)	1.06%	0.94	%(i)	0.82	%(i)	0.81	%(i)	0.80	%(i)
Expenses before waivers and/or expense reimbursement	1.12	%(h)	1.11%	0.99	%(i)	0.83	%(i)	0.82	%(i)	0.81	%(i)
Net investment income (loss)	2.41	%(h)	1.39%	0.39%		0.08%		0.60%		0.45%
Portfolio turnover rate(j)(k)	48%		96%	257%		452%		243%		171%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.02%, 0.04%, 0.04% and 0.04% for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.
(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 83.5%
AFFILIATED MUTUAL FUNDS — 20.0%
Domestic Equity — 12.5%
AST ClearBridge Dividend Growth Portfolio*	9,851,458	$287,958,121
AST Emerging Markets Equity Portfolio*	995,144	8,677,658
AST Large-Cap Growth Portfolio*	9,337,947	612,756,071
AST Large-Cap Value Portfolio*	6,158,183	276,132,940
AST Small-Cap Growth Portfolio*	2,504,848	167,148,510
AST Small-Cap Value Portfolio*	4,824,778	165,441,627
AST T. Rowe Price Natural Resources Portfolio*	647,628	18,463,862

		1,536,578,789

Fixed Income — 7.5%
AST High Yield Portfolio*	290,097	3,321,613
AST PGIM Fixed Income Central Portfolio*	89,270,978	908,778,555

		912,100,168

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,217,732,839)(wd)		2,448,678,957

COMMON STOCKS — 50.7%
Aerospace & Defense — 0.9%
Airbus SE (France)	8,936	1,291,982
Airbus SE (France), ADR	19,584	707,766
Axon Enterprise, Inc.*	1,900	370,728
BAE Systems PLC (United Kingdom)	233,795	2,756,735
Boeing Co. (The)*(a)	21,136	4,463,078
General Dynamics Corp.	42,779	9,203,902
Hexcel Corp.	16,794	1,276,680
Howmet Aerospace, Inc.	180,391	8,940,178
Huntington Ingalls Industries, Inc.	1,222	278,127
L3Harris Technologies, Inc.	5,772	1,129,984
Lockheed Martin Corp.	32,057	14,758,402
MTU Aero Engines AG (Germany)	24,938	6,468,148
Northrop Grumman Corp.	40,427	18,426,627
Raytheon Technologies Corp.	252,804	24,764,680
Rolls-Royce Holdings PLC (United Kingdom)*	656,500	1,262,451
Safran SA (France)	30,223	4,736,238
Textron, Inc.	71,313	4,822,898
Thales SA (France)	15,184	2,275,002
TransDigm Group, Inc.	1,531	1,368,974

		109,302,580

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	3,662	345,510
DSV A/S (Denmark)	13,693	2,876,099
Expeditors International of Washington, Inc.(a)	4,884	591,599
FedEx Corp.	51,613	12,794,863
Sankyu, Inc. (Japan)	21,400	708,307
SG Holdings Co. Ltd. (Japan)	33,600	479,280
United Parcel Service, Inc. (Class B Stock)	56,407	10,110,955
Yamato Holdings Co. Ltd. (Japan)	74,500	1,350,373

		29,256,986

	Shares	Value

COMMON STOCKS (continued)
Automobile Components — 0.1%
Aptiv PLC*	17,349	$1,771,160
BorgWarner, Inc.	142,519	6,970,604
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	53,005	2,036,452

		10,778,216

Automobiles — 1.2%
Bayerische Motoren Werke AG (Germany)	88,949	10,941,357
BYD Co. Ltd. (China) (Class H Stock)	22,000	705,423
Ferrari NV (Italy)	29,403	9,613,247
Ford Motor Co.	789,107	11,939,189
General Motors Co.	362,113	13,963,077
Honda Motor Co. Ltd. (Japan)	120,000	3,635,263
Isuzu Motors Ltd. (Japan)	185,600	2,251,558
Kia Corp. (South Korea)	8,067	543,401
Mahindra & Mahindra Ltd. (India)	62,469	1,109,910
Maruti Suzuki India Ltd. (India)	4,271	510,807
Mazda Motor Corp. (Japan)	764,900	7,392,139
Mercedes-Benz Group AG (Germany)	160,537	12,921,830
Stellantis NV	206,137	3,624,052
Subaru Corp. (Japan)	48,100	905,905
Tesla, Inc.*	251,955	65,954,260
Toyota Motor Corp. (Japan)	286,700	4,607,868

		150,619,286

Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	491,024	7,632,108
ANZ Group Holdings Ltd. (Australia)	233,206	3,691,602
Bank Central Asia Tbk PT (Indonesia)	4,235,256	2,597,476
Bank Hapoalim BM (Israel)	244,356	2,015,105
Bank Leumi Le-Israel BM (Israel)	197,249	1,478,106
Bank of America Corp.	794,183	22,785,110
Bank of China Ltd. (China) (Class H Stock)	1,005,000	403,500
Bank of Ireland Group PLC (Ireland)	80,498	768,550
Barclays PLC (United Kingdom)	4,020,971	7,855,335
BNP Paribas SA (France)	19,374	1,222,615
CaixaBank SA (Spain)	142,485	590,218
China Construction Bank Corp. (China) (Class H Stock)*	1,957,000	1,267,008
Citigroup, Inc.	349,533	16,092,499
Citizens Financial Group, Inc.	299,210	7,803,397
Comerica, Inc.	4,113	174,227
Commerzbank AG (Germany)	79,266	878,731
Commonwealth Bank of Australia (Australia)	23,559	1,577,200
Concordia Financial Group Ltd. (Japan)	125,900	492,252
Credicorp Ltd. (Peru)	4,013	592,479
DBS Group Holdings Ltd. (Singapore)	223,200	5,212,341
DNB Bank ASA (Norway)	69,873	1,306,675
East West Bancorp, Inc.(a)	23,988	1,266,326
Emirates NBD Bank PJSC (United Arab Emirates)	84,720	344,872
Erste Group Bank AG (Austria)	20,312	712,502
Fifth Third Bancorp	20,429	535,444

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Hana Financial Group, Inc. (South Korea)	19,447	$580,542
HDFC Bank Ltd. (India), ADR	53,179	3,706,576
HSBC Holdings PLC (United Kingdom)	1,933,408	15,308,421
Huntington Bancshares, Inc.	42,982	463,346
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	551,000	294,461
ING Groep NV (Netherlands)	385,361	5,195,282
Intesa Sanpaolo SpA (Italy)	430,515	1,128,703
Israel Discount Bank Ltd. (Israel) (Class A Stock)	235,030	1,174,171
JPMorgan Chase & Co.	304,007	44,214,778
KB Financial Group, Inc. (South Korea)	13,471	488,926
KBC Group NV (Belgium)	57,938	4,044,120
KeyCorp.	27,796	256,835
Komercni Banka A/S (Czech Republic)	23,206	707,541
Lloyds Banking Group PLC (United Kingdom)	5,042,625	2,795,372
M&T Bank Corp.	5,317	658,032
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,115,200	8,220,221
Mizrahi Tefahot Bank Ltd. (Israel)	16,272	544,131
National Australia Bank Ltd. (Australia)	104,483	1,837,633
NatWest Group PLC (United Kingdom)	1,051,055	3,212,540
Nedbank Group Ltd. (South Africa)	50,383	612,026
Nordea Bank Abp (Finland)	767,989	8,365,457
NU Holdings Ltd. (Brazil) (Class A Stock)*	526,376	4,153,107
Oversea-Chinese Banking Corp. Ltd. (Singapore)	257,100	2,338,836
PNC Financial Services Group, Inc. (The)	79,585	10,023,731
Regions Financial Corp.	27,765	494,772
Sberbank of Russia PJSC (Russia)^	306,596	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	190,217	2,103,850
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	25,800	915,270
Svenska Handelsbanken AB (Sweden) (Class A Stock)	113,758	952,410
Swedbank AB (Sweden) (Class A Stock)	246,164	4,154,294
Tisco Financial Group PCL (Thailand)	194,500	532,652
Truist Financial Corp.	413,798	12,558,769
U.S. Bancorp	192,228	6,351,213
UniCredit SpA (Italy)	439,551	10,221,132
United Overseas Bank Ltd. (Singapore)	89,000	1,846,862
Wells Fargo & Co.	740,222	31,592,675
Zions Bancorp NA	4,444	119,366

		281,463,731

Beverages — 0.7%
Brown-Forman Corp. (Class B Stock)	5,437	363,083
Coca-Cola Co. (The)	613,834	36,965,084
Coca-Cola Europacific Partners PLC (United Kingdom)	16,400	1,056,652
Coca-Cola HBC AG (Italy)	17,304	516,176

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	4,697	$1,156,073
Diageo PLC (United Kingdom), ADR(a)	8,473	1,469,896
Heineken Holding NV (Netherlands)	16,916	1,472,066
Heineken NV (Netherlands)	16,713	1,718,708
Keurig Dr. Pepper, Inc.	25,068	783,876
Kirin Holdings Co. Ltd. (Japan)(a)	93,200	1,360,970
Molson Coors Beverage Co. (Class B Stock)	5,779	380,489
Monster Beverage Corp.*	22,866	1,313,423
PepsiCo, Inc.	198,387	36,745,240
Pernod Ricard SA (France)(a)	16,913	3,737,346

		89,039,082

Biotechnology — 0.9%
AbbVie, Inc.	312,333	42,080,625
Amgen, Inc.	46,902	10,413,182
Argenx SE (Netherlands), ADR*	7,074	2,756,950
Biogen, Inc.*	32,627	9,293,801
CSL Ltd.	5,097	943,856
Exact Sciences Corp.*	61,100	5,737,290
Gilead Sciences, Inc.	173,732	13,389,525
Incyte Corp.*	5,438	338,516
Moderna, Inc.*	10,001	1,215,121
Regeneron Pharmaceuticals, Inc.*	11,066	7,951,364
United Therapeutics Corp.*	12,800	2,825,600
Vertex Pharmaceuticals, Inc.*	43,934	15,460,814

		112,406,644

Broadline Retail — 1.2%
Alibaba Group Holding Ltd. (China)*	83,800	872,344
Amazon.com, Inc.*	995,059	129,715,891
Dollarama, Inc. (Canada)	7,575	513,024
eBay, Inc.	139,017	6,212,670
Etsy, Inc.*	3,763	318,387
JD.com, Inc. (China) (Class A Stock)	17,302	295,078
MercadoLibre, Inc. (Brazil)*	8,208	9,723,197
Next PLC (United Kingdom)	9,405	824,689
Vipshop Holdings Ltd. (China), ADR*	25,748	424,842

		148,900,122

Building Products — 0.2%
A.O. Smith Corp.	3,775	274,744
AGC, Inc. (Japan)	19,200	690,738
Allegion PLC	2,668	320,213
Carrier Global Corp.(a)	222,186	11,044,866
Cie de Saint-Gobain (France)	37,150	2,261,930
Johnson Controls International PLC	119,800	8,163,172
Masco Corp.	6,657	381,979
Nibe Industrier AB (Sweden) (Class B Stock)	125,414	1,192,481
Trane Technologies PLC	23,807	4,553,327

		28,883,450

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	292,235	7,243,616
Ameriprise Financial, Inc.	19,261	6,397,734
Amundi SA (France), 144A	6,979	412,310

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Bank of New York Mellon Corp. (The)	225,377	$10,033,784
BlackRock, Inc.	9,482	6,553,389
Blackstone, Inc.	9,540	886,934
Cboe Global Markets, Inc.	3,219	444,254
Charles Schwab Corp. (The)	78,665	4,458,732
CME Group, Inc.	25,538	4,731,936
Daiwa Securities Group, Inc. (Japan)	105,600	544,158
Deutsche Bank AG (Germany)	661,313	6,952,231
Deutsche Boerse AG (Germany)	25,111	4,635,855
FactSet Research Systems, Inc.	1,110	444,722
Franklin Resources, Inc.	8,439	225,406
Goldman Sachs Group, Inc. (The)	57,835	18,654,101
Hargreaves Lansdown PLC (United Kingdom)	92,185	955,613
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	82,582	3,128,950
IG Group Holdings PLC (United Kingdom)	81,404	700,387
Intercontinental Exchange, Inc.	78,335	8,858,122
Invesco Ltd.	463,950	7,798,999
Janus Henderson Group PLC	30,400	828,400
Julius Baer Group Ltd. (Switzerland)	15,323	966,997
LPL Financial Holdings, Inc.	35,400	7,697,022
Macquarie Group Ltd. (Australia)	98,673	11,740,889
MarketAxess Holdings, Inc.	1,000	261,420
Moody’s Corp.	41,877	14,561,470
Morgan Stanley	162,426	13,871,180
MSCI, Inc.	2,420	1,135,682
Nasdaq, Inc.	27,294	1,360,606
Northern Trust Corp.	12,106	897,539
Raymond James Financial, Inc.(a)	5,776	599,376
S&P Global, Inc.	61,873	24,804,267
Singapore Exchange Ltd. (Singapore)	565,800	4,029,178
State Street Corp.	123,390	9,029,680
T. Rowe Price Group, Inc.	15,110	1,692,622
UBS Group AG (Switzerland)	119,662	2,425,390
Virtu Financial, Inc. (Class A Stock)	374,800	6,405,332

		196,368,283

Chemicals — 0.9%
Air Products & Chemicals, Inc.	20,508	6,142,761
Albemarle Corp.	3,434	766,091
Arkema SA (France)	5,200	490,341
Celanese Corp.	9,683	1,121,291
CF Industries Holdings, Inc.	5,980	415,132
Corteva, Inc.	21,246	1,217,396
Dow, Inc.	21,304	1,134,651
DuPont de Nemours, Inc.	28,651	2,046,827
Eastman Chemical Co.	30,159	2,524,912
Ecolab, Inc.	39,831	7,436,049
FMC Corp.	3,655	381,363
International Flavors & Fragrances, Inc.	7,535	599,711
Linde PLC	72,712	27,709,089
LyondellBasell Industries NV (Class A Stock)	103,148	9,472,081
Mosaic Co. (The)	34,484	1,206,940
Nitto Denko Corp. (Japan)	15,600	1,157,921
Nutrien Ltd. (Canada)	18,115	1,069,465

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
PPG Industries, Inc.	123,930	$18,378,819
Sherwin-Williams Co. (The)	20,694	5,494,671
Shin-Etsu Chemical Co. Ltd. (Japan)	138,400	4,625,045
Solvay SA (Belgium)	54,619	6,107,496
Tosoh Corp. (Japan)	91,600	1,083,457
UPL Ltd. (India)	90,152	757,105
Yara International ASA (Brazil)	102,291	3,614,136

		104,952,750

Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	749,565	7,207,497
Cintas Corp.	2,641	1,312,788
Copart, Inc.*	111,269	10,148,845
Dai Nippon Printing Co. Ltd. (Japan)	112,800	3,204,156
Republic Services, Inc.	18,671	2,859,837
Rollins, Inc.	6,881	294,713
Serco Group PLC (United Kingdom)	248,738	492,093
Waste Management, Inc.	31,202	5,411,051

		30,930,980

Communications Equipment — 0.4%
Arista Networks, Inc.*	47,311	7,667,221
Cisco Systems, Inc.	647,698	33,511,895
F5, Inc.*	1,776	259,758
Juniper Networks, Inc.	9,995	313,143
Motorola Solutions, Inc.	4,891	1,434,432

		43,186,449

Construction & Engineering — 0.2%
AECOM	9,500	804,555
Eiffage SA (France)	24,477	2,555,609
Quanta Services, Inc.	4,329	850,432
Vinci SA (France)	110,680	12,860,506
WillScot Mobile Mini Holdings Corp.*	51,955	2,482,930

		19,554,032

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	104,500	278,031
Heidelberg Materials AG (Germany)	10,985	903,391
Holcim AG*	83,919	5,656,749
Martin Marietta Materials, Inc.	22,589	10,429,115
Vulcan Materials Co.	19,158	4,318,980

		21,586,266

Consumer Finance — 0.2%
AEON Financial Service Co. Ltd. (Japan)	77,900	695,873
American Express Co.	90,136	15,701,691
Capital One Financial Corp.	24,059	2,631,333
Discover Financial Services	8,099	946,368
Synchrony Financial	244,100	8,279,872

		28,255,137

Consumer Staples Distribution & Retail — 0.9%
Albertson’s Cos., Inc. (Class A Stock)	121,500	2,651,130
BIM Birlesik Magazalar A/S (Turkey)	62,075	406,720
BJ’s Wholesale Club Holdings, Inc.*	16,600	1,045,966

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Carrefour SA (France)	45,125	$855,152
Coles Group Ltd. (Australia)	332,715	4,085,370
Costco Wholesale Corp.	52,512	28,271,411
Dollar General Corp.	22,180	3,765,720
Dollar Tree, Inc.*	6,225	893,287
Endeavour Group Ltd. (Australia)	379,962	1,599,139
J Sainsbury PLC (United Kingdom)	533,294	1,823,055
Kesko OYJ (Finland) (Class B Stock)	74,473	1,402,493
Koninklijke Ahold Delhaize NV (Netherlands)	340,943	11,623,778
Kroger Co. (The)	116,912	5,494,864
Loblaw Cos. Ltd. (Canada)	12,309	1,126,881
Performance Food Group Co.*	31,086	1,872,621
Seven & i Holdings Co. Ltd. (Japan)	13,100	565,948
Sysco Corp.	49,415	3,666,593
Target Corp.	13,767	1,815,867
Tesco PLC (United Kingdom)	1,810,500	5,711,307
US Foods Holding Corp.*	91,200	4,012,800
Walgreens Boots Alliance, Inc.(a)	52,115	1,484,756
Wal-Mart de Mexico SAB de CV (Mexico)	236,730	938,926
Walmart, Inc.	174,676	27,455,574
Woolworths Group Ltd. (Australia)	117,339	3,109,041

		115,678,399

Containers & Packaging — 0.1%
Amcor PLC	44,705	446,156
Avery Dennison Corp.	2,437	418,677
Ball Corp.	9,537	555,149
Berry Global Group, Inc.	61,900	3,982,646
International Paper Co.	10,761	342,307
Packaging Corp. of America	2,774	366,612
Sealed Air Corp.	4,324	172,960
Transcontinental, Inc. (Canada) (Class A Stock)	31,492	348,498
Westrock Co.	67,133	1,951,556

		8,584,561

Distributors — 0.1%
Genuine Parts Co.	9,319	1,577,054
LKQ Corp.	145,564	8,482,014
Pool Corp.	1,043	390,750

		10,449,818

Diversified Consumer Services — 0.0%
Service Corp. International(a)	30,283	1,955,979

Diversified REITs — 0.0%
Charter Hall Group (Australia)	48,398	346,958
GPT Group (The) (Australia)	181,461	502,119
Nomura Real Estate Master Fund, Inc. (Japan)	2,089	2,409,419
Stockland (Australia)	879,764	2,365,055

		5,623,551

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,319,173	21,040,809
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,455,865	1,778,680

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Deutsche Telekom AG (Germany)	81,520	$1,778,646
Elisa OYJ (Finland)	27,953	1,492,253
Hellenic Telecommunications Organization SA (Greece)	46,696	800,511
HKT Trust & HKT Ltd. (Hong Kong), UTS	1,445,000	1,682,517
Koninklijke KPN NV (Netherlands)	916,569	3,272,128
Proximus SADP (Belgium)	88,536	660,236
Swisscom AG (Switzerland)	13,258	8,274,860
Telefonica Deutschland Holding AG (Germany)	1,175,474	3,308,385
Telefonica SA (Spain)	150,840	612,404
Telkom Indonesia Persero Tbk PT (Indonesia)	4,501,200	1,204,173
Telstra Group Ltd. (Australia)	306,382	878,918
Verizon Communications, Inc.	344,422	12,809,054

		59,593,574

Electric Utilities — 0.8%
Alliant Energy Corp.	7,770	407,770
American Electric Power Co., Inc.	15,206	1,280,345
Constellation Energy Corp.	44,031	4,031,038
Duke Energy Corp.	78,969	7,086,678
Edison International	23,230	1,613,323
Endesa SA (Spain)(a)	235,453	5,059,326
Enel SpA (Italy)	624,950	4,213,679
Entergy Corp.	85,694	8,344,025
Evergy, Inc.	6,773	395,679
Eversource Energy	10,543	747,709
Exelon Corp.	29,439	1,199,345
FirstEnergy Corp.	54,117	2,104,069
Fortum OYJ (Finland)	35,480	474,811
Iberdrola SA (Spain)	135,248	1,766,177
NextEra Energy, Inc.	357,386	26,518,041
NRG Energy, Inc.	214,511	8,020,566
PG&E Corp.*	718,572	12,416,924
Pinnacle West Capital Corp.(a)	3,332	271,425
Power Assets Holdings Ltd. (Hong Kong)	117,000	614,189
PPL Corp.	21,874	578,786
Southern Co. (The)	32,391	2,275,468
SSE PLC (United Kingdom)	216,520	5,077,415
Terna - Rete Elettrica Nazionale (Italy)	69,150	589,792
Verbund AG (Austria)	6,160	494,190
Xcel Energy, Inc.	45,617	2,836,009

		98,416,779

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	314,642	12,378,284
Acuity Brands, Inc.(a)	28,100	4,582,548
AMETEK, Inc.	11,913	1,928,476
Eaton Corp. PLC	97,115	19,529,826
Emerson Electric Co.	68,731	6,212,595
Fuji Electric Co. Ltd. (Japan)	11,000	484,276
Generac Holdings, Inc.*	1,882	280,663
Hubbell, Inc.	2,900	961,524
Legrand SA (France)	20,382	2,021,973
Mitsubishi Electric Corp. (Japan)	50,100	708,256

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Prysmian SpA (Italy)	33,050	$1,382,273
Rockwell Automation, Inc.	13,940	4,592,533
Schneider Electric SE	38,232	6,945,864
Vertiv Holdings Co.	296,400	7,341,828

		69,350,919

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	28,366	2,409,692
Azbil Corp. (Japan)	16,100	509,564
CDW Corp.	11,899	2,183,466
Corning, Inc.	84,551	2,962,667
Hamamatsu Photonics KK (Japan)	10,800	530,209
Hirose Electric Co. Ltd. (Japan)	8,100	1,078,389
Hon Hai Precision Industry Co. Ltd. (Taiwan)	354,000	1,287,052
Ibiden Co. Ltd. (Japan)	8,800	500,698
Jabil, Inc.	32,000	3,453,760
Keyence Corp. (Japan)	10,067	4,783,403
Keysight Technologies, Inc.*	28,104	4,706,015
Omron Corp. (Japan)	8,400	515,775
Samsung SDI Co. Ltd. (South Korea)	6,149	3,139,892
Shimadzu Corp. (Japan)	63,100	1,950,333
TD SYNNEX Corp.	13,000	1,222,000
TE Connectivity Ltd.	9,434	1,322,269
Teledyne Technologies, Inc.*	1,332	547,599
Trimble, Inc.*	7,327	387,891
Yokogawa Electric Corp. (Japan)	235,300	4,355,670
Zebra Technologies Corp. (Class A Stock)*	1,488	440,195

		38,286,539

Energy Equipment & Services — 0.2%
Baker Hughes Co.	234,956	7,426,959
Halliburton Co.	290,922	9,597,517
Schlumberger NV	214,693	10,545,720

		27,570,196

Entertainment — 0.6%
Activision Blizzard, Inc.*	79,231	6,679,173
Capcom Co. Ltd. (Japan)	13,500	535,146
Electronic Arts, Inc.	81,271	10,540,849
Kingsoft Corp. Ltd. (China)	75,200	297,232
Konami Group Corp. (Japan)	50,000	2,622,052
Live Nation Entertainment, Inc.*	24,115	2,197,118
NCSoft Corp. (South Korea)	1,813	408,278
NetEase, Inc. (China), ADR	12,718	1,229,703
Netflix, Inc.*	61,796	27,220,520
Nexon Co. Ltd. (Japan)	29,700	569,548
Nintendo Co. Ltd. (Japan)	84,000	3,829,420
Take-Two Interactive Software, Inc.*	4,665	686,501
Toho Co. Ltd. (Japan)	31,800	1,211,246
Walt Disney Co. (The)*	102,074	9,113,167
Warner Bros Discovery, Inc.*	65,423	820,404

		67,960,357

Financial Services — 1.5%
Adyen NV (Netherlands), 144A*	772	1,336,847

	Shares	Value

COMMON STOCKS (continued)
Financial Services (cont’d.)
Berkshire Hathaway, Inc. (Class B Stock)*	156,989	$53,533,249
EXOR NV (Netherlands)	7,100	633,849
Fidelity National Information Services, Inc.	180,882	9,894,245
Fiserv, Inc.*	18,591	2,345,255
FleetCor Technologies, Inc.*	2,220	557,398
Global Payments, Inc.	8,007	788,850
Industrivarden AB (Sweden) (Class C Stock)	17,080	471,316
Investor AB (Sweden) (Class A Stock)	34,053	681,514
Jack Henry & Associates, Inc.(a)	2,109	352,899
Mastercard, Inc. (Class A Stock)	126,209	49,638,000
ORIX Corp. (Japan)	89,900	1,639,434
PayPal Holdings, Inc.*	208,385	13,905,531
Shift4 Payments, Inc. (Class A Stock)*(a)	27,689	1,880,360
Visa, Inc. (Class A Stock)(a)	172,616	40,992,848

		178,651,595

Food Products — 0.8%
Archer-Daniels-Midland Co.	135,644	10,249,261
Associated British Foods PLC (United Kingdom)	27,572	698,202
AVI Ltd. (South Africa)	94,930	342,788
Bunge Ltd.	4,200	396,270
Campbell Soup Co.(a)	6,220	284,316
Conagra Brands, Inc.	14,211	479,195
General Mills, Inc.(a)	25,577	1,961,756
Gruma SAB de CV (Mexico) (Class B Stock)	38,001	610,187
Hershey Co. (The)	66,931	16,712,671
Hormel Foods Corp.	8,881	357,194
J.M. Smucker Co. (The)(a)	3,109	459,106
Kellogg Co.	7,777	524,170
Kraft Heinz Co. (The)	23,103	820,157
Lamb Weston Holdings, Inc.	99,262	11,410,167
McCormick & Co., Inc.	30,004	2,617,249
Mondelez International, Inc. (Class A Stock)	261,216	19,053,095
Mowi ASA (Norway)	318,907	5,059,791
Nestle SA	161,688	19,449,709
Tyson Foods, Inc. (Class A Stock)	8,532	435,473
Viscofan SA (Spain)	4,579	316,499
WH Group Ltd. (Hong Kong), 144A	4,801,000	2,556,888
Wilmar International Ltd. (China)	1,874,900	5,281,994

		100,076,138

Gas Utilities — 0.1%
APA Group (Australia), UTS	132,003	854,054
Atmos Energy Corp.	4,108	477,924
Enagas SA (Spain)(a)	23,922	470,154
Tokyo Gas Co. Ltd. (Japan)	193,600	4,223,891
UGI Corp.	255,800	6,898,926

		12,924,949

Ground Transportation — 0.4%
CSX Corp.	332,523	11,339,034

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation (cont’d.)
J.B. Hunt Transport Services, Inc.	2,444	$442,437
Norfolk Southern Corp.	40,861	9,265,641
Odakyu Electric Railway Co. Ltd. (Japan)	33,600	450,230
Old Dominion Freight Line, Inc.	2,775	1,026,056
Ryder System, Inc.	26,700	2,263,893
TFI International, Inc. (Canada)	16,104	1,835,212
Uber Technologies, Inc.*	451,383	19,486,204
Union Pacific Corp.	35,892	7,344,221

		53,452,928

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	257,975	28,124,435
Align Technology, Inc.*	2,043	722,487
Baxter International, Inc.	192,872	8,787,248
Becton, Dickinson & Co.	15,282	4,034,601
Boston Scientific Corp.*	259,075	14,013,367
Cochlear Ltd. (Australia)	7,332	1,123,322
Cooper Cos., Inc. (The)	1,331	510,345
DENTSPLY SIRONA, Inc.(a)	61,042	2,442,901
Dexcom, Inc.*	54,056	6,946,737
Edwards Lifesciences Corp.*	73,527	6,935,802
Enovis Corp.*	12,800	820,736
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	34,448	518,709
GE HealthCare Technologies, Inc.	22,251	1,807,671
Hologic, Inc.*	7,658	620,068
Hoya Corp. (Japan)	4,500	538,498
IDEXX Laboratories, Inc.*	2,532	1,271,646
Insulet Corp.*(a)	2,000	576,680
Intuitive Surgical, Inc.*	53,344	18,240,447
Medtronic PLC	84,994	7,487,971
Olympus Corp. (Japan)	123,600	1,956,014
ResMed, Inc.	4,442	970,577
STERIS PLC	2,996	674,040
Stryker Corp.	9,987	3,046,934
Teleflex, Inc.	1,332	322,384
Zimmer Biomet Holdings, Inc.	69,317	10,092,555

		122,586,175

Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.(a)	13,170	2,534,303
Cardinal Health, Inc.(a)	101,309	9,580,792
Centene Corp.*	54,631	3,684,861
Cigna Group (The)	71,424	20,041,574
CVS Health Corp.	198,712	13,736,961
DaVita, Inc.*	1,771	177,932
Elevance Health, Inc.	21,974	9,762,828
Encompass Health Corp.	106,200	7,190,802
Fresenius SE & Co. KGaA (Germany)	74,778	2,074,100
HCA Healthcare, Inc.	6,331	1,921,332
Henry Schein, Inc.*	4,219	342,161
Humana, Inc.	26,773	11,971,012
Laboratory Corp. of America Holdings	2,669	644,110
McKesson Corp.	4,219	1,802,821
Medipal Holdings Corp. (Japan)	178,000	2,910,528
Molina Healthcare, Inc.*	7,089	2,135,490
Odontoprev SA (Brazil)	166,100	430,496

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Quest Diagnostics, Inc.	3,551	$499,129
Sonic Healthcare Ltd. (Australia)	419,552	9,977,642
UnitedHealth Group, Inc.	122,403	58,831,778
Universal Health Services, Inc. (Class B Stock)	1,999	315,382

		160,566,034

Health Care REITs — 0.1%
Healthpeak Properties, Inc.	359,526	7,226,472
Ventas, Inc.	117,696	5,563,490
Welltower, Inc.	14,184	1,147,344

		13,937,306

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	22,075	371,522

Hotels, Restaurants & Leisure — 1.2%
Accor SA (France)	31,410	1,168,811
Amadeus IT Group SA (Spain)*	40,935	3,117,216
Aristocrat Leisure Ltd. (Australia)	35,104	908,240
Booking Holdings, Inc.*	3,216	8,684,261
Boyd Gaming Corp.	9,187	637,302
Caesars Entertainment, Inc.*	6,626	337,727
Carnival Corp.*(a)	29,547	556,370
Chipotle Mexican Grill, Inc.*	6,897	14,752,683
Churchill Downs, Inc.	13,752	1,913,866
Compass Group PLC (United Kingdom)	177,899	4,981,732
Darden Restaurants, Inc.(a)	37,141	6,205,518
Domino’s Pizza, Inc.	911	306,998
DoorDash, Inc. (Class A Stock)*	36,300	2,774,046
DraftKings, Inc. (Class A Stock)*	71,400	1,897,098
Expedia Group, Inc.*	4,551	497,834
Flutter Entertainment PLC (Australia)*	1,464	294,646
Genting Singapore Ltd. (Singapore)	690,000	481,120
Hilton Worldwide Holdings, Inc.	56,703	8,253,122
La Francaise des Jeux SAEM (France), 144A	41,412	1,629,923
Las Vegas Sands Corp.*	30,583	1,773,814
Lottery Corp. Ltd. (The) (Australia)	603,030	2,067,345
Marriott International, Inc. (Class A Stock)	97,757	17,956,983
McDonald’s Corp.	101,407	30,260,863
MGM Resorts International	10,093	443,285
Norwegian Cruise Line Holdings Ltd.*	13,663	297,443
Oriental Land Co. Ltd. (Japan)	85,200	3,321,606
Royal Caribbean Cruises Ltd.*	29,551	3,065,621
Sodexo SA (France)	15,751	1,734,459
Starbucks Corp.	159,796	15,829,392
Whitbread PLC (United Kingdom)	168,678	7,261,016
Wynn Resorts Ltd.	3,217	339,747
Yum China Holdings, Inc. (China)(a)	9,036	510,534
Yum! Brands, Inc.	8,444	1,169,916

		145,430,537

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	97,230	511,014

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Berkeley Group Holdings PLC (United Kingdom)	10,437	$520,284
D.R. Horton, Inc.	9,314	1,133,421
Garmin Ltd.	4,533	472,747
Lennar Corp. (Class A Stock)	51,043	6,396,198
Mohawk Industries, Inc.*	1,664	171,658
Newell Brands, Inc.	12,439	108,219
NVR, Inc.*	89	565,205
Open House Group Co. Ltd. (Japan)	15,600	563,184
Panasonic Holdings Corp. (Japan)	849,300	10,414,058
PulteGroup, Inc.	52,099	4,047,050
Sekisui House Ltd. (Japan)	48,000	969,581
Sony Group Corp. (Japan)	19,800	1,787,350
Toll Brothers, Inc.	23,790	1,881,075
Whirlpool Corp.(a)	1,665	247,735

		29,788,779

Household Products — 0.6%
Church & Dwight Co., Inc.	7,436	745,310
Clorox Co. (The)	7,167	1,139,840
Colgate-Palmolive Co.	164,446	12,668,920
Essity AB (Sweden) (Class B Stock)	319,789	8,516,516
Henkel AG & Co. KGaA (Germany)	8,617	606,587
Kimberly-Clark Corp.	38,194	5,273,064
Procter & Gamble Co. (The)	258,029	39,153,320
Reckitt Benckiser Group PLC (United Kingdom)	64,982	4,883,454

		72,987,011

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	176,036	3,649,226
RWE AG (Germany)	49,413	2,153,236
Vistra Corp.	137,400	3,606,750

		9,409,212

Industrial Conglomerates — 0.5%
3M Co.	106,009	10,610,441
General Electric Co.	179,409	19,708,079
Hitachi Ltd. (Japan)	18,600	1,156,483
Honeywell International, Inc.	31,391	6,513,632
Jardine Cycle & Carriage Ltd. (Singapore)	39,600	1,021,125
Jardine Matheson Holdings Ltd. (Hong Kong)	77,000	3,904,686
Lifco AB (Sweden) (Class B Stock)	22,969	500,214
Siemens AG (Germany)	103,959	17,330,055
Smiths Group PLC (United Kingdom)	208,241	4,356,766

		65,101,481

Industrial REITs — 0.2%
Americold Realty Trust, Inc.	230,000	7,429,000
GLP J-REIT (Japan)	462	455,692
Goodman Group (Australia)	340,971	4,583,620
Prologis, Inc.	86,195	10,570,093

		23,038,405

Insurance — 1.6%
Aflac, Inc.(a)	17,263	1,204,957

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Ageas SA/NV (Belgium)	11,845	$480,187
AIA Group Ltd. (Hong Kong)	155,800	1,582,383
Allstate Corp. (The)	80,231	8,748,388
American International Group, Inc.	189,050	10,877,937
Aon PLC (Class A Stock)	16,826	5,808,335
Arch Capital Group Ltd.*	21,627	1,618,781
Arthur J. Gallagher & Co.	13,780	3,025,675
Assicurazioni Generali SpA (Italy)	244,722	4,976,661
Assurant, Inc.	1,888	237,359
AUB Group Ltd. (Australia)	17,054	335,425
Aviva PLC (United Kingdom)	210,645	1,059,809
AXA SA (France)	416,793	12,316,782
Axis Capital Holdings Ltd.	73,129	3,936,534
Baloise Holding AG (Switzerland)	23,455	3,450,046
Brown & Brown, Inc.	7,877	542,253
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	589,000	1,529,140
Chubb Ltd.	91,132	17,548,378
Cincinnati Financial Corp.	5,106	496,916
Dai-ichi Life Holdings, Inc. (Japan)	75,400	1,434,100
Everest Re Group Ltd.	1,322	451,939
Fairfax Financial Holdings Ltd. (Canada)	1,729	1,295,089
Globe Life, Inc.	3,219	352,867
Hartford Financial Services Group, Inc. (The)	30,808	2,218,792
Helvetia Holding AG (Switzerland)	3,520	477,081
iA Financial Corp., Inc. (Canada)	9,610	654,691
Japan Post Insurance Co. Ltd. (Japan)	33,500	503,469
Lincoln National Corp.	5,871	151,237
Loews Corp.	49,972	2,967,337
Manulife Financial Corp. (Canada)	63,866	1,207,175
Marsh & McLennan Cos., Inc.	102,556	19,288,732
Medibank Private Ltd. (Australia)	1,589,206	3,733,006
MetLife, Inc.	238,876	13,503,660
MS&AD Insurance Group Holdings, Inc. (Japan)	57,500	2,036,207
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	31,335	11,763,555
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	222,500	1,421,089
Poste Italiane SpA (Italy), 144A	225,369	2,441,406
Principal Financial Group, Inc.	7,433	563,719
Progressive Corp. (The)	57,338	7,589,831
QBE Insurance Group Ltd. (Australia)	123,325	1,287,616
Reinsurance Group of America, Inc.	8,400	1,164,996
RenaissanceRe Holdings Ltd. (Bermuda)	15,429	2,877,817
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	6,976	1,217,350
Sompo Holdings, Inc. (Japan)	116,500	5,227,267
Suncorp Group Ltd. (Australia)	352,341	3,165,862
Swiss Life Holding AG (Switzerland)	14,814	8,676,367
T&D Holdings, Inc. (Japan)	38,400	563,169
Talanx AG (Germany)	8,440	484,545
Tokio Marine Holdings, Inc. (Japan)	141,000	3,250,553
Travelers Cos., Inc. (The)	7,322	1,271,538

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Unum Group	136,200	$6,496,740
W.R. Berkley Corp.	6,661	396,729
Willis Towers Watson PLC	3,442	810,591
Zurich Insurance Group AG (Switzerland)	4,539	2,159,151

		192,881,219

Interactive Media & Services — 1.9%
Alphabet, Inc. (Class A Stock)*	710,560	85,054,032
Alphabet, Inc. (Class C Stock)*	481,025	58,189,594
Match Group, Inc.*	8,630	361,166
Meta Platforms, Inc. (Class A Stock)*	288,134	82,688,695
Moneysupermarket.com Group PLC (United Kingdom)	144,474	497,010
Scout24 SE (Germany), 144A	7,875	499,005
Tencent Holdings Ltd. (China)	48,300	2,047,977

		229,337,479

IT Services — 0.6%
Accenture PLC (Class A Stock)	83,677	25,821,049
Akamai Technologies, Inc.*	61,170	5,497,348
CGI, Inc. (Canada)*	7,905	833,613
Cognizant Technology Solutions Corp. (Class A Stock)	117,022	7,639,196
DXC Technology Co.*	7,440	198,797
EPAM Systems, Inc.*	1,560	350,610
Fujitsu Ltd. (Japan)	7,000	906,380
Gartner, Inc.*	4,664	1,633,846
International Business Machines Corp.(a)	64,690	8,656,169
MongoDB, Inc.*	21,800	8,959,582
NEC Corp. (Japan)	134,600	6,529,784
Tata Consultancy Services Ltd. (India)	7,349	296,954
TIS, Inc. (Japan)	83,600	2,094,626
VeriSign, Inc.*	2,887	652,375
Wix.com Ltd. (Israel)*(a)	66,200	5,179,488

		75,249,817

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	72,900	1,688,168
Hasbro, Inc.	4,098	265,428
Sankyo Co. Ltd. (Japan)	26,900	1,088,009

		3,041,605

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	48,787	5,866,637
Bio-Rad Laboratories, Inc. (Class A Stock)*	465	176,291
Bio-Techne Corp.	4,436	362,111
Charles River Laboratories International, Inc.*	1,459	306,755
Danaher Corp.	44,588	10,701,120
Illumina, Inc.*(a)	4,775	895,265
IQVIA Holdings, Inc.*	9,355	2,102,723
Lonza Group AG (Switzerland)	4,832	2,888,148
Mettler-Toledo International, Inc.*	2,966	3,890,324
Revvity, Inc.	3,883	461,261
Sotera Health Co.*	65,700	1,237,788

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Thermo Fisher Scientific, Inc.	47,377	$24,718,950
Waters Corp.*	1,775	473,108
West Pharmaceutical Services, Inc.	17,010	6,505,815

		60,586,296

Machinery — 1.2%
AGCO Corp.	31,400	4,126,588
Alfa Laval AB (Sweden)	19,975	728,641
Allison Transmission Holdings, Inc.	19,800	1,117,908
Atlas Copco AB (Sweden) (Class A Stock)	396,851	5,729,291
Atlas Copco AB (Sweden) (Class B Stock)	120,179	1,498,450
Caterpillar, Inc.	42,414	10,435,965
CNH Industrial NV (United Kingdom)	357,395	5,154,569
Cummins, Inc.	4,220	1,034,575
Daimler Truck Holding AG (Germany)	127,505	4,595,554
Deere & Co.	66,221	26,832,087
Doosan Bobcat, Inc. (South Korea)	18,604	831,600
Dover Corp.	57,760	8,528,264
Epiroc AB (Sweden) (Class A Stock)	25,150	476,388
Fortive Corp.	58,236	4,354,306
GEA Group AG (Germany)	146,516	6,134,049
Hitachi Construction Machinery Co. Ltd. (Japan)	40,600	1,141,571
IDEX Corp.	2,331	501,771
Illinois Tool Works, Inc.	8,324	2,082,332
Ingersoll Rand, Inc.	12,297	803,732
ITT, Inc.	9,000	838,890
Komatsu Ltd. (Japan)	53,200	1,438,954
Kone OYJ (Finland) (Class B Stock)	26,555	1,387,355
Metso OYJ (Finland)	51,575	622,342
Mitsubishi Heavy Industries Ltd. (Japan)	23,900	1,116,256
Nordson Corp.	1,658	411,482
OSG Corp. (Japan)	51,900	745,050
Otis Worldwide Corp.	28,174	2,507,768
PACCAR, Inc.	99,399	8,314,726
Parker-Hannifin Corp.	45,099	17,590,414
Pentair PLC	4,995	322,677
Rational AG (Germany)	734	531,490
Schindler Holding AG (Switzerland) (Part. Cert.)	2,900	680,940
SKF AB (Sweden) (Class B Stock)	28,688	499,903
Snap-on, Inc.	6,155	1,773,809
Stanley Black & Decker, Inc.	4,434	415,510
Timken Co. (The)	67,800	6,205,734
Toro Co. (The)	6,708	681,868
Volvo AB (Sweden) (Class B Stock)	576,993	11,940,884
Westinghouse Air Brake Technologies Corp.	5,328	584,322
Xylem, Inc.	18,229	2,052,950

		146,770,965

Marine Transportation — 0.0%
Kirby Corp.*	9,299	715,558
Kuehne + Nagel International AG (Switzerland)	1,971	583,863

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Marine Transportation (cont’d.)
SITC International Holdings Co. Ltd. (China)	1,027,000	$1,880,612

		3,180,033

Media — 0.4%
Charter Communications, Inc. (Class A Stock)*	3,237	1,189,177
Comcast Corp. (Class A Stock)	495,253	20,577,762
Dentsu Group, Inc. (Japan)	15,700	516,328
Fox Corp. (Class A Stock)	8,393	285,362
Fox Corp. (Class B Stock)	4,768	152,051
Hakuhodo DY Holdings, Inc. (Japan)	52,000	548,906
Informa PLC (United Kingdom)	587,519	5,424,666
Interpublic Group of Cos., Inc. (The)	12,100	466,818
Liberty Broadband Corp. (Class A Stock)*	13,600	1,084,328
Liberty Broadband Corp. (Class C Stock)*	62,100	4,974,831
News Corp. (Class A Stock)	11,580	225,810
News Corp. (Class B Stock)	4,565	90,022
Omnicom Group, Inc.(a)	6,102	580,605
Paramount Global (Class B Stock)(a)	15,625	248,594
Publicis Groupe SA (France)(a)	124,535	9,994,714
WPP PLC (United Kingdom)	263,533	2,762,300

		49,122,274

Metals & Mining — 0.7%
ArcelorMittal SA (Luxembourg)	307,345	8,385,645
Barrick Gold Corp. (Canada)(a)	58,280	986,680
BHP Group Ltd. (Australia)	653,188	19,636,113
BlueScope Steel Ltd. (Australia)	446,118	6,139,844
Fortescue Metals Group Ltd. (Australia)	330,711	4,907,329
Freeport-McMoRan, Inc.	42,597	1,703,880
Glencore PLC (Australia)	1,152,230	6,533,013
JFE Holdings, Inc. (Japan)	170,000	2,430,415
Newmont Corp.	23,579	1,005,880
Nippon Steel Corp. (Japan)	394,300	8,252,415
Norsk Hydro ASA (Norway)	109,440	652,401
Nucor Corp.	7,881	1,292,326
Pilbara Minerals Ltd. (Australia)	197,704	649,787
Rio Tinto Ltd. (Australia)	28,483	2,181,219
Rio Tinto PLC (Australia)	113,926	7,239,964
South32 Ltd. (Australia)	348,432	877,211
Steel Dynamics, Inc.	38,578	4,202,302
United States Steel Corp.	296,200	7,407,962
Vale SA (Brazil)	42,300	568,482

		85,052,868

Multi-Utilities — 0.5%
Ameren Corp.	7,663	625,837
CenterPoint Energy, Inc.	165,672	4,829,339
CMS Energy Corp.	29,873	1,755,039
Consolidated Edison, Inc.	10,548	953,539
Dominion Energy, Inc.	48,964	2,535,846
DTE Energy Co.	5,885	647,468
E.ON SE (Germany)	1,017,980	13,004,089
Engie SA (France)	583,461	9,716,329
NiSource, Inc.	485,904	13,289,474

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
Public Service Enterprise Group, Inc.	36,586	$2,290,649
Sempra Energy	74,725	10,879,213
WEC Energy Group, Inc.	9,327	823,014

		61,349,836

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	51,721	5,869,816
Boston Properties, Inc.	11,697	673,630
Dexus (Australia)	79,813	415,652
Japan Real Estate Investment Corp. (Japan)	755	2,873,210

		9,832,308

Oil, Gas & Consumable Fuels — 2.1%
APA Corp.	9,661	330,116
BP PLC (United Kingdom)	2,590,614	15,083,535
Canadian Natural Resources Ltd. (Canada)	4,881	274,419
Cenovus Energy, Inc. (Canada)	46,654	792,387
Cheniere Energy, Inc.	38,300	5,835,388
Chevron Corp.	167,188	26,307,032
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,306,000	1,355,790
ConocoPhillips	282,888	29,310,026
Coterra Energy, Inc.	23,615	597,459
Devon Energy Corp.	19,650	949,881
Diamondback Energy, Inc.	5,205	683,729
Eni SpA (Italy)	328,734	4,732,584
EOG Resources, Inc.	43,852	5,018,423
EQT Corp.	10,715	440,708
Equinor ASA (Norway)	243,342	7,085,845
Exxon Mobil Corp.	565,327	60,631,321
Hess Corp.	59,506	8,089,841
Inpex Corp. (Japan)	79,200	870,128
Kinder Morgan, Inc.	58,946	1,015,050
LUKOIL PJSC (Russia), ADR*^(a)	15,069	1
Marathon Oil Corp.	19,214	442,306
Marathon Petroleum Corp.	70,710	8,244,786
Occidental Petroleum Corp.(a)	21,739	1,278,253
OMV AG (Austria)	26,546	1,127,201
ONEOK, Inc.	26,803	1,654,281
Ovintiv, Inc.	22,400	852,768
PDC Energy, Inc.	17,613	1,252,989
Petroleo Brasileiro SA (Brazil), ADR	67,002	926,638
Phillips 66	40,409	3,854,210
Pioneer Natural Resources Co.	35,287	7,310,761
Repsol SA (Spain)(a)	211,615	3,077,728
Shell PLC (Netherlands)	687,690	20,514,953
Southwestern Energy Co.*	672,200	4,039,922
Suncor Energy, Inc. (Canada)	29,059	852,412
Targa Resources Corp.	6,529	496,857
TotalEnergies SE (France)	221,281	12,702,555
TotalEnergies SE (France), ADR	20,741	1,195,511
Valero Energy Corp.	63,408	7,437,758
Williams Cos., Inc. (The)	196,230	6,402,985

		253,068,537

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Passenger Airlines — 0.3%
Air Canada (Canada)*	43,966	$829,372
Alaska Air Group, Inc.*	66,676	3,545,830
American Airlines Group, Inc.*	20,106	360,702
ANA Holdings, Inc. (Japan)*	22,000	524,046
Delta Air Lines, Inc.*	43,820	2,083,203
Deutsche Lufthansa AG (Germany)*	800,214	8,205,035
Japan Airlines Co. Ltd. (Japan)	176,600	3,829,298
Qantas Airways Ltd. (Australia)*	926,678	3,840,262
Singapore Airlines Ltd. (Singapore)	110,000	582,783
Southwest Airlines Co.	17,656	639,324
United Airlines Holdings, Inc.*	145,688	7,993,900

		32,433,755

Personal Care Products — 0.2%
Amorepacific Corp. (South Korea)	4,825	359,150
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,994	1,373,482
Kao Corp. (Japan)	43,400	1,574,982
L’Oreal SA (France)	34,352	16,024,387
Unilever PLC (United Kingdom)	193,443	10,073,397

		29,405,398

Pharmaceuticals — 3.0%
Astellas Pharma, Inc. (Japan)	137,900	2,053,673
AstraZeneca PLC (United Kingdom)	96,643	13,854,187
AstraZeneca PLC (United Kingdom), ADR	138,648	9,923,037
Bayer AG (Germany)	30,605	1,694,142
Bristol-Myers Squibb Co.	601,884	38,490,482
Catalent, Inc.*	5,335	231,326
Chugai Pharmaceutical Co. Ltd. (Japan)	69,400	1,976,444
Daiichi Sankyo Co. Ltd. (Japan)	82,337	2,616,199
Elanco Animal Health, Inc.*	420,100	4,226,206
Eli Lilly & Co.	89,956	42,187,565
GSK PLC	767,566	13,603,237
Ipsen SA (France)	28,410	3,419,890
Johnson & Johnson	312,284	51,689,248
Kyowa Kirin Co. Ltd. (Japan)	14,400	266,908
Merck & Co., Inc.	327,965	37,843,881
Novartis AG (Switzerland)	284,373	28,670,326
Novo Nordisk A/S (Denmark), ADR	14,256	2,307,048
Novo Nordisk A/S (Denmark) (Class B Stock)	186,487	30,125,081
Ono Pharmaceutical Co. Ltd. (Japan)	247,200	4,460,335
Organon & Co.	7,553	157,178
Orion OYJ (Finland) (Class B Stock)	9,880	410,030
Otsuka Holdings Co. Ltd. (Japan)	100,200	3,675,502
Pfizer, Inc.	501,349	18,389,481
Roche Holding AG	89,764	27,420,214
Sanofi	187,132	20,145,843
Santen Pharmaceutical Co. Ltd. (Japan)	117,200	998,223
Shionogi & Co. Ltd. (Japan)	189,300	7,984,571
Viatris, Inc.	37,518	374,430
Zoetis, Inc.	13,902	2,394,063

		371,588,750

	Shares	Value

COMMON STOCKS (continued)
Professional Services — 0.3%
Automatic Data Processing, Inc.	54,529	$11,984,929
BayCurrent Consulting, Inc. (Japan)	31,200	1,173,181
Broadridge Financial Solutions, Inc.	3,440	569,767
Ceridian HCM Holding, Inc.*(a)	4,323	289,511
Clarivate PLC*(a)	366,200	3,489,886
Concentrix Corp.	52,300	4,223,225
Equifax, Inc.(a)	3,660	861,198
Jacobs Solutions, Inc.	3,771	448,334
KBR, Inc.	19,601	1,275,241
Leidos Holdings, Inc.	33,406	2,955,763
Paychex, Inc.	9,441	1,056,165
Paycom Software, Inc.	1,331	427,570
Paylocity Holding Corp.*	9,700	1,789,941
Robert Half International, Inc.	3,217	241,983
Verisk Analytics, Inc.	15,862	3,585,288
Wolters Kluwer NV (Netherlands)	32,745	4,157,747

		38,529,729

Real Estate Management & Development — 0.1%
Capitaland India Trust (Singapore), UTS	399,000	337,026
CBRE Group, Inc. (Class A Stock)*	9,543	770,216
CoStar Group, Inc.*	11,716	1,042,724
Daito Trust Construction Co. Ltd. (Japan)	4,800	486,267
Mitsui Fudosan Co. Ltd. (Japan)	69,500	1,385,233
NEPI Rockcastle NV (Romania)	59,641	349,049
New World Development Co. Ltd. (Hong Kong)	160,000	395,448
Nomura Real Estate Holdings, Inc. (Japan)	77,100	1,833,023
Zillow Group, Inc. (Class A Stock)*	33,900	1,667,880
Zillow Group, Inc. (Class C Stock)*	121,300	6,096,538

		14,363,404

Residential REITs — 0.1%
AvalonBay Communities, Inc.	13,174	2,493,443
Camden Property Trust	3,220	350,561
Canadian Apartment Properties REIT (Canada)	12,636	485,123
Equity LifeStyle Properties, Inc.	18,100	1,210,709
Equity Residential	97,491	6,431,481
Essex Property Trust, Inc.	1,998	468,132
Invitation Homes, Inc.(a)	17,322	595,877
Mid-America Apartment Communities, Inc.	3,441	522,550
UDR, Inc.(a)	9,096	390,764

		12,948,640

Retail REITs — 0.1%
Federal Realty Investment Trust	2,109	204,088
Kimco Realty Corp.	19,097	376,593
Klepierre SA (France)	20,536	510,200
Realty Income Corp.	43,505	2,601,164
Regency Centers Corp.	4,773	294,828
Scentre Group (Australia)	409,785	724,710
Simon Property Group, Inc.	25,952	2,996,937
Unibail-Rodamco-Westfield (France)*	24,670	1,301,202

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Retail REITs (cont’d.)
Vicinity Ltd. (Australia)	722,071	$889,245

		9,898,967

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.*	106,603	12,143,148
Allegro MicroSystems, Inc. (Japan)*	54,700	2,469,158
Analog Devices, Inc.	35,782	6,970,691
Applied Materials, Inc.	61,253	8,853,509
ASM International NV (Netherlands)	8,900	3,778,977
ASML Holding NV (Netherlands) (XAMS)	34,507	25,028,911
ASML Holding NV (Netherlands) (NYSE)	9,167	6,643,783
Broadcom, Inc.	54,547	47,315,704
Enphase Energy, Inc.*(a)	4,103	687,170
First Solar, Inc.*	16,770	3,187,809
Infineon Technologies AG (Germany)	301,439	12,413,937
Intel Corp.	169,946	5,682,994
KLA Corp.	6,029	2,924,186
Lam Research Corp.	37,628	24,189,536
Lattice Semiconductor Corp.*	79,189	7,607,687
Marvell Technology, Inc.	164,800	9,851,744
Microchip Technology, Inc.	16,445	1,473,308
Micron Technology, Inc.	32,777	2,068,557
Monolithic Power Systems, Inc.	1,376	743,357
Novatek Microelectronics Corp. (Taiwan)	38,000	521,747
NVIDIA Corp.	290,248	122,780,709
NXP Semiconductors NV (China)	89,074	18,231,666
ON Semiconductor Corp.*	12,886	1,218,758
Qorvo, Inc.*	29,497	3,009,579
QUALCOMM, Inc.	157,014	18,690,947
Renesas Electronics Corp. (Japan)*	519,900	9,811,716
Rohm Co. Ltd. (Japan)	6,900	653,597
Skyworks Solutions, Inc.	69,989	7,747,082
SolarEdge Technologies, Inc.*	1,664	447,699
STMicroelectronics NV (Singapore)	217,561	10,850,508
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	101,855	10,279,207
Teradyne, Inc.(a)	4,663	519,132
Texas Instruments, Inc.	58,956	10,613,259
Universal Display Corp.	5,010	722,091

		400,131,863

Software — 3.9%
Adobe, Inc.*	62,166	30,398,552
ANSYS, Inc.*	2,552	842,849
Autodesk, Inc.*	6,545	1,339,172
Cadence Design Systems, Inc.*	20,274	4,754,659
Check Point Software Technologies Ltd. (Israel)*	10,122	1,271,526
Constellation Software, Inc. (Canada)	741	1,535,284
Dassault Systemes SE (France)	76,383	3,384,605
Dynatrace, Inc.*	144,200	7,421,974
Fair Isaac Corp.*	720	582,631
Fortinet, Inc.*	19,407	1,466,975
Gen Digital, Inc.	17,661	327,612
HubSpot, Inc.*	14,308	7,613,144

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Intuit, Inc.	14,608	$6,693,240
Microsoft Corp.	880,410	299,814,821
NCR Corp.*	273,100	6,882,120
Nice Ltd. (Israel)*	3,308	680,843
Oracle Corp.	116,407	13,862,910
Palo Alto Networks, Inc.*	63,901	16,327,345
PTC, Inc.*	3,110	442,553
Roper Technologies, Inc.	3,109	1,494,807
Salesforce, Inc.*	130,755	27,623,301
SAP SE (Germany)	14,719	2,010,724
ServiceNow, Inc.*	32,493	18,260,091
Synopsys, Inc.*	4,547	1,979,809
Temenos AG (Switzerland)	6,636	528,396
Teradata Corp.*	58,700	3,135,167
Tyler Technologies, Inc.*	1,287	535,997
WiseTech Global Ltd. (Australia)	71,753	3,848,707
Workday, Inc. (Class A Stock)*	42,800	9,668,092
Xero Ltd. (New Zealand)*	53,289	4,269,511
Zoom Video Communications, Inc. (Class A Stock)*	45,000	3,054,600

		482,052,017

Specialized REITs — 0.4%
American Tower Corp.	55,199	10,705,294
Crown Castle, Inc.	12,898	1,469,598
Digital Realty Trust, Inc.(a)	21,971	2,501,838
Equinix, Inc.	2,750	2,155,835
Extra Space Storage, Inc.(a)	4,118	612,964
Gaming & Leisure Properties, Inc.	38,810	1,880,733
Iron Mountain, Inc.(a)	145,658	8,276,288
Public Storage	37,783	11,028,102
SBA Communications Corp.	5,994	1,389,169
VICI Properties, Inc.	28,656	900,658
Weyerhaeuser Co.	187,171	6,272,100

		47,192,579

Specialty Retail — 1.0%
Advance Auto Parts, Inc.	6,719	472,346
AutoNation, Inc.*	10,200	1,679,022
AutoZone, Inc.*	568	1,416,228
Bath & Body Works, Inc.	72,552	2,720,700
Best Buy Co., Inc.	21,421	1,755,451
CarMax, Inc.*	4,656	389,707
Fast Retailing Co. Ltd. (Japan)	6,900	1,769,676
Home Depot, Inc. (The)	82,532	25,637,741
Industria de Diseno Textil SA (Spain)	332,468	12,895,704
JD Sports Fashion PLC (United Kingdom)	2,705,685	5,026,073
Lowe’s Cos., Inc.	127,577	28,794,129
O’Reilly Automotive, Inc.*	4,731	4,519,524
Ross Stores, Inc.	25,624	2,873,219
TJX Cos., Inc. (The)	192,735	16,342,001
Tractor Supply Co.	3,331	736,484
Ulta Beauty, Inc.*	21,672	10,198,735
ZOZO, Inc. (Japan)	31,300	649,307

		117,876,047

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	1,658,022	$321,606,527
Canon, Inc. (Japan)(a)	362,100	9,518,394
Dell Technologies, Inc. (Class C Stock)	25,116	1,359,027
FUJIFILM Holdings Corp. (Japan)	172,400	10,272,137
Hewlett Packard Enterprise Co.	500,391	8,406,569
HP, Inc.	27,074	831,443
NetApp, Inc.	6,772	517,381
Ricoh Co. Ltd. (Japan)	72,800	620,393
Samsung Electronics Co. Ltd. (South Korea)	48,941	2,694,852
Seagate Technology Holdings PLC(a)	33,645	2,081,616
Seiko Epson Corp. (Japan)	226,400	3,534,598
Western Digital Corp.*	9,668	366,707

		361,809,644

Textiles, Apparel & Luxury Goods — 0.9%
Brunello Cucinelli SpA (Italy)	23,430	2,062,897
Burberry Group PLC (United Kingdom)	30,772	830,336
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	93,317	15,851,573
Hermes International (France)	10,941	23,782,664
Lululemon Athletica, Inc.*	31,144	11,788,004
LVMH Moet Hennessy Louis Vuitton SE (France)	36,493	34,409,699
Moncler SpA (Italy)	48,411	3,349,449
NIKE, Inc. (Class B Stock)	56,352	6,219,570
On Holding AG (Switzerland) (Class A Stock)*(a)	83,894	2,768,502
Pandora A/S (Denmark)	6,854	612,622
Ralph Lauren Corp.(a)	1,331	164,112
Skechers USA, Inc. (Class A Stock)*	61,500	3,238,590
Swatch Group AG (The) (Switzerland)	2,671	780,980
Tapestry, Inc.	7,759	332,085
VF Corp.	9,894	188,876

		106,379,959

Tobacco — 0.4%
Altria Group, Inc.	138,531	6,275,454
British American Tobacco PLC (United Kingdom)	403,095	13,393,012
Imperial Brands PLC (United Kingdom)	306,457	6,783,261
Japan Tobacco, Inc. (Japan)(a)	447,800	9,809,503
Philip Morris International, Inc.	144,673	14,122,978

		50,384,208

Trading Companies & Distributors — 0.5%
Ashtead Group PLC (United Kingdom)	114,358	7,928,543
Core & Main, Inc. (Class A Stock)*	19,953	625,327
Fastenal Co.	17,088	1,008,021
Howden Joinery Group PLC (United Kingdom)	116,461	951,530
IMCD NV (Netherlands)	4,644	668,323
ITOCHU Corp. (Japan)	226,800	9,008,849
Marubeni Corp. (Japan)	37,800	644,263
Mitsubishi Corp. (Japan)	288,700	13,957,752
Mitsui & Co. Ltd. (Japan)	346,100	13,099,134
Sojitz Corp. (Japan)	34,200	756,856
Sumitomo Corp. (Japan)	18,800	398,841

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Toromont Industries Ltd. (Canada)	9,628	$790,953
United Rentals, Inc.	1,999	890,295
W.W. Grainger, Inc.	12,832	10,119,187

		60,847,874

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	5,820	941,948

Water Utilities — 0.0%
American Water Works Co., Inc.	5,742	819,671

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	184,700	5,704,112
T-Mobile US, Inc.*	81,154	11,272,291
Vodafone Group PLC (United Kingdom)	523,273	493,357

		17,469,760

TOTAL COMMON STOCKS (cost $5,872,212,395)		6,221,824,188

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,830	550,402
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	38,622	4,797,960

		5,348,362

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	13,068	1,045,130

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	219,245	1,147,462

TOTAL PREFERRED STOCKS (cost $6,895,519)		7,540,954

	Units

RIGHTS* — 0.0%
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., expiring 12/31/23^	1,100	—

Real Estate Management & Development — 0.0%
Capitaland India Trust (Singapore), expiring 07/17/23	47,481	2,890

TOTAL RIGHTS (cost $0)		2,890

	Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.9%
iShares Core S&P 500 ETF(a)	159,127	70,924,495
iShares Core Total USD Bond Market ETF(a)	160,000	7,275,200
iShares Core U.S. Aggregate Bond ETF	640,189	62,706,512
iShares iBoxx $ Investment Grade Corporate Bond ETF	541,469	58,554,458

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
iShares iBoxx High Yield Corporate Bond ETF(a)	20,725	$1,555,826
iShares JP Morgan USD Emerging Markets Bond ETF	45,750	3,959,205
iShares MSCI EAFE ETF(a)	515,500	37,373,750
iShares Russell 1000 Growth ETF	184,370	50,734,937
iShares Russell 1000 Value ETF	242,862	38,330,909
SPDR S&P 500 ETF Trust	270,421	119,872,221
Vanguard Total Bond Market ETF	390,127	28,358,332

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $456,246,521)		479,645,845

	Units

WARRANTS* — 0.0%
Pharmaceuticals
Optinose, Inc., expiring 11/23/27	6,012	—

(cost $60)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.6%
Automobiles — 0.1%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		282	274,025
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		381	373,750
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25		476	465,881
Series 2021-03A, Class D
1.550%	06/15/27		700	641,741
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	400	273,851
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		125	112,715
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25		329	320,328
Series 2023-01, Class A1, 144A
4.920%	05/15/28		500	494,436
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		69	66,224
Series 2021-03, Class D, 144A
1.009%	02/26/29		109	103,146
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		315	303,152
Westlake Automobile Receivables Trust,
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25		5	5,305

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2021-02A, Class B, 144A
0.620%	07/15/26		245	$241,704
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
5.437%(c)	08/20/29		593	588,122
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		200	178,039

				4,442,419

Collateralized Loan Obligations — 2.5%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
6.640%(c)	04/20/32		3,441	3,410,346
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.355%(c)	10/25/33		1,480	1,464,797
Allegro CLO Ltd. (Cayman Islands),
Series 2016-01A, Class CR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
7.260%(c)	01/15/30		671	657,030
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	07/15/31		1,064	1,053,341
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.460%(c)	10/20/34		5,000	4,876,480
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.131%(c)	04/25/34	EUR	1,753	1,862,304
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.947%(c)	04/15/32	EUR	5,851	6,248,459
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.855%(c)	07/25/34		1,082	1,061,003
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	10/17/32		6,355	6,252,671
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.370%(c)	01/20/32		1,000	989,113
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.270%(c)	10/15/33		575	568,741
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.443%(c)	01/25/35		2,000	1,949,972

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.400%(c)	05/17/31		1,064	$1,050,543
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.430%(c)	10/15/34		16,000	15,684,272
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.499%(c)	08/20/32		14,500	14,331,364
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.777%(c)	04/15/31	EUR	2,128	2,271,961
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.167%(c)	10/15/35	EUR	9,145	9,643,854
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	01/20/35		4,815	4,709,869
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	07/20/34		2,553	2,497,071
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.262%(c)	04/18/31		706	700,029
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
6.290%(c)	04/20/31		1,489	1,476,351
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.400%(c)	07/15/34		2,766	2,722,447
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2018-28A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
7.024%(c)	11/07/30		500	488,175
Series 2018-28A, Class BR, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
7.474%(c)	11/07/30		253	243,721
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.380%(c)	01/17/34		6,000	5,887,764
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.305%(c)	08/26/32	EUR	7,500	7,992,810
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.540%(c)	07/15/29		190	188,497
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.368%(c)	07/15/31		2,128	2,104,373

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34		10,000	$9,813,910
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.500%(c)	04/15/33		941	933,015
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.177%(c)	10/15/34	EUR	4,250	4,501,038
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
6.270%(c)	04/15/31		3,191	3,163,621
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.400%(c)	04/15/34		2,128	2,073,094
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.488%(c)	10/20/31		1,702	1,686,682
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.621%(c)	04/15/33		2,128	2,086,378
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.161%(c)	04/25/34	EUR	1,064	1,134,191
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.326%(c)	02/05/31		259	256,986
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.478%(c)	10/26/34		2,500	2,440,513
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.405%(c)	10/19/28		533	528,257
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
6.321%(c)	04/21/31		1,176	1,164,735
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
3.827%(c)	07/15/31	EUR	2,553	2,713,542
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.405%(c)	04/25/30		465	462,112
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34		9,000	8,777,610

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.280%(c)	10/17/31		1,895	$1,869,789
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.420%(c)	10/20/34		12,250	11,968,250
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.977%(c)	07/15/32	EUR	4,750	5,057,970
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.340%(c)	10/15/32		1,975	1,950,451
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
6.010%(c)	04/15/29		1,240	1,227,587
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.375%(c)	04/25/32		1,489	1,475,101
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.402%(c)	01/18/34		8,500	8,412,646
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34		15,750	15,438,024
MidOcean Credit CLO (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
6.949%(c)	01/29/30		448	443,279
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.198%(c)	10/12/30		1,639	1,619,811
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
6.380%(c)	07/15/31		2,128	2,097,467
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.592%(c)	10/13/27		180	180,042
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
6.510%(c)	10/15/34		1,500	1,470,812
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.383%(c)	04/22/30		12,250	12,054,000
Series 2019-01A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
7.023%(c)	04/22/30		300	293,200
Series 2019-01A, Class CR, 144A, 3 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.623%(c)	04/22/30		250	242,521

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
6.480%(c)	10/15/34	4,000	$3,897,470
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.348%(c)	04/26/31	3,214	3,188,159
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
6.340%(c)	04/17/31	5,240	5,182,652
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.270%(c)	07/17/29	1,043	1,036,520
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.350%(c)	10/20/31	7,500	7,399,173
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.549%(c)	10/30/30	1,920	1,906,980
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.280%(c)	04/15/31	990	973,790
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.390%(c)	01/17/31	763	759,953
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
6.360%(c)	07/16/31	1,277	1,268,500
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.729%(c)	02/20/28	250	248,686
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
7.100%(c)	07/20/34	588	576,600
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.440%(c)	10/15/34	6,000	5,876,370
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
6.410%(c)	07/15/31	2,128	2,104,387
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
6.419%(c)	02/20/30	215	213,042
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.095%(c)	04/20/35	2,000	1,999,728

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.410%(c)	10/20/31		3,191	$3,163,015
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	10/20/34		6,000	5,880,312
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
6.365%(c)	04/25/31		3,191	3,161,762
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.338%(c)	01/26/31		851	838,645
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
6.210%(c)	04/15/29		347	345,006
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.027%(c)	01/17/32	EUR	7,500	7,999,178
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.091%(c)	04/25/30	EUR	737	791,270
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.093%(c)	02/20/30	EUR	2,242	2,403,735
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
6.220%(c)	04/16/31		288	284,962
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.479%(c)	10/29/34		4,530	4,417,611
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.435%(c)	07/25/34		2,128	2,103,774
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.500%(c)	01/17/30		1,059	1,048,734
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.483%(c)	04/23/32		2,547	2,521,704
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.540%(c)	04/15/33		629	620,364
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.340%(c)	10/17/32		7,000	6,918,730

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	07/17/31	1,859	$1,830,186
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
6.420%(c)	07/20/32	2,705	2,654,642
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	01/17/31	1,181	1,163,834
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.403%(c)	07/24/32	12,290	12,138,255
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34	2,995	2,933,273

			309,774,994

Consumer Loans — 0.0%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	168	163,127
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	290	279,902
Series 2022-X01, Class A, 144A
1.750%	02/15/27	65	63,457
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	79	75,299
Series 2022-A, Class A, 144A
1.710%	02/20/35	664	637,379
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	185	159,595
Series 2021-02A, Class C, 144A
3.090%	04/20/32	200	160,453
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31	7	7,174
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	267,681
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	46	44,972
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	100	96,746
Series 2021-01, Class C, 144A
1.610%	09/25/30	200	185,431
Series 2021-01, Class D, 144A
2.040%	09/25/30	200	183,527

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		206	$202,386

				2,527,129

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.790%(c)	05/25/34		18	17,003
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
6.650%(c)	03/25/43		9	8,515
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.850%(c)	09/25/34		13	10,338
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.790%(c)	08/25/33		16	14,866

				50,722

Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
7.950%(c)	06/25/24		435	417,901

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.750%(c)	02/25/34		4	3,930
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.418%(c)	10/25/34		9	8,832
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.200%(c)	11/25/34		6	5,445
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.422%(c)	11/25/60	EUR	229	238,340
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
6.995%(c)	01/25/35		11	10,976
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.413%(c)	09/27/75	EUR	318	334,870

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
6.078%(c)	09/25/34	39	$37,423

			639,816

Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	69	63,357
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	123	113,113

			176,470

TOTAL ASSET-BACKED SECURITIES (cost $327,485,624)			318,029,451

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	85	77,993
Series 2018-BN13, Class A4
3.953%	08/15/61	320	296,756
Series 2019-BN20, Class A2
2.758%	09/15/62	398	339,391
Series 2019-BN24, Class A3
2.960%	11/15/62	135	117,058
Series 2021-BN34, Class A5
2.438%	06/15/63	165	131,418
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	285	251,191
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.893%(c)	09/15/38	200	185,207
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.543%(c)	09/15/38	450	415,871
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	790	652,455
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	255	231,537
Series 2019-CD08, Class A3
2.657%	08/15/57	705	594,428
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	286	261,385
Series 2016-C07, Class A2
3.585%	12/10/54	260	242,523
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	575	544,247
Series 2017-C04, Class A3
3.209%	10/12/50	275	253,346

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-GC41, Class A4
2.620%	08/10/56		280	$237,361
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46		166	165,572
Series 2014-UBS04, Class A3
3.430%	08/10/47		49	48,950
Series 2014-UBS06, Class A4
3.378%	12/10/47		186	178,355
Series 2015-LC21, Class A3
3.445%	07/10/48		443	420,733
Series 2015-LC23, Class A3
3.521%	10/10/48		380	365,319
Series 2016-COR01, Class A3
2.826%	10/10/49		337	306,623
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		215	194,783
Series 2018-CX12, Class A3 (original cost $220,902; purchased
07/09/21)(f)
3.959%	08/15/51		195	182,095
Series 2019-C17, Class A4
2.763%	09/15/52		105	88,529
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.661%(c)	08/07/30	GBP	412	508,990
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		252	230,227
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		140	109,527
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.811%(cc)	09/25/24		111	706
Series K052, Class X1, IO
0.766%(cc)	11/25/25		9,333	108,822
Series K055, Class X1, IO
1.475%(cc)	03/25/26		2,208	69,214
Series K097, Class X1, IO
1.220%(cc)	07/25/29		1,174	62,690
Series K131, Class X1, IO
0.830%(cc)	07/25/31		11,381	530,300
Series K154, Class A2
4.350%(cc)	01/25/33		340	336,490
Series K736, Class X1, IO
1.411%(cc)	07/25/26		157	4,896
Series K741, Class X1, IO
0.654%(cc)	12/25/27		154	3,198
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
7.293%(c)	10/15/36		260	233,644
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
8.743%(c)	10/15/36		420	373,546

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		130	$125,010
Series 2019-GC42, Class A3
2.749%	09/10/52		625	531,645
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		539	518,732
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
7.833%(c)	06/15/38		800	672,089
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
8.583%(c)	06/15/38		435	356,729
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap
N/A, Floor 2.900%)
7.967%(c)	03/15/39		300	285,289
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap
N/A, Floor 3.350%)
8.417%(c)	03/15/39		850	801,548
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		140	129,274
Series 2019-H07, Class A3
3.005%	07/15/52		50	43,163
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		500	438,983
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A,
Floor 1.750%)
7.011%(c)	03/15/36		110	99,341
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor
2.100%)
6.819%(c)	08/17/31	GBP	1,313	1,512,686
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4 (original cost $367,936; purchased
07/09/21)(f)
4.030%	08/15/51		325	298,748
Series 2019-C16, Class A3
3.344%	04/15/52		280	253,831
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		41	40,676
Series 2017-C38, Class A4
3.190%	07/15/50		254	231,765
Series 2017-C41, Class A3
3.210%	11/15/50		420	380,794
Series 2019-C49, Class A3
3.749%	03/15/52		375	356,096
Series 2019-C52, Class A4
2.643%	08/15/52		180	155,057

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-C59, Class A5
2.626%	04/15/54		100	$81,428

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,245,844)				16,668,260

CORPORATE BONDS — 2.6%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		1,875	1,825,246
2.196%	02/04/26		471	432,516
3.625%	02/01/31		815	734,675
5.705%	05/01/40		200	199,423
5.805%	05/01/50		495	492,324
5.930%	05/01/60		100	98,992
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		125	123,821
7.500%	03/15/25		203	202,746
7.500%	02/01/29		100	98,500
7.875%	04/15/27		3,395	3,378,025
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		270	269,440
5.100%	11/15/27		1,230	1,251,886
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		340	278,907
5.375%	02/27/53		205	212,890
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29		170	151,182

				9,750,573

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	764,411
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	975	960,744
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,235	1,945,371

				3,670,526

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		70	69,191
5.750%	04/20/29		85	82,258
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,390	1,320,668
4.625%	04/15/29		335	305,268

				1,777,385

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		20	$18,671
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		185	153,546
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)		1,810	1,766,856

				1,939,073

Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		750	588,986
4.750%	01/15/43		332	254,887
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		363	310,314
4.375%	08/06/23		200	199,642
6.800%	05/12/28		675	676,533
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		285	279,134
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		335	334,745
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		205	163,873
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	729,557

				3,537,671

Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		52	51,253
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		380	318,920
4.500%	02/15/32		350	290,371
5.625%	06/15/28		475	449,340

				1,109,884

Banks — 0.5%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	800	532,146
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	11,500	1,664,936
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		200	187,496

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		400	$396,000
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	200	215,425
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		595	484,288
Sr. Unsec’d. Notes, MTN
2.972%(ff)	02/04/33		10	8,326
3.194%(ff)	07/23/30		103	90,909
3.970%(ff)	03/05/29		575	538,912
4.271%(ff)	07/23/29		55	52,163
4.827%(ff)	07/22/26		305	299,642
Sub. Notes
2.482%(ff)	09/21/36		175	133,644
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		335	333,072
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		320	314,139
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		265	255,441
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
3.750%	02/01/33	EUR	400	422,683
4.375%	05/02/30	EUR	100	108,108
Sub. Notes
3.875%(ff)	06/16/32	EUR	900	917,774
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	430	349,643
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	250	237,102
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	200	206,904
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		275	229,017
2.591%(ff)	01/20/28		355	317,365
5.335%(ff)	06/12/29		400	394,718
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	174,796
2.125%(ff)	01/23/27	EUR	1,000	1,021,912
3.875%(ff)	01/10/31	EUR	400	429,371
Sub. Notes, EMTN
1.125%(ff)	01/15/32	EUR	200	185,405
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		1,140	1,020,450
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	400	408,648
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		800	789,620

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Cie de Financement Foncier SA (France),
Covered Bonds, Series DOM
0.875%	09/11/28	EUR	1,900	$1,825,039
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		425	356,184
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		115	98,943
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		440	377,649
Sr. Unsec’d. Notes
3.980%(ff)	03/20/30		11	10,188
4.075%(ff)	04/23/29		1,360	1,281,072
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		305	280,757
Sub. Notes
6.174%(ff)	05/25/34		515	518,585
Commerzbank AG (Germany),
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	03/21/28	EUR	300	321,432
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	2,800	2,373,818
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	300	184,061
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	100	91,127
3.875%	11/28/34	EUR	300	323,790
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,140	1,199,557
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		295	255,294
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	972,911
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	134,116
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	660	373,559
6.100%	02/21/33	AUD	400	262,652
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	200	195,709
3.400%	08/18/25	CNH	1,000	136,947
3.500%	07/02/25	CNH	1,000	137,074
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		400	329,000
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,095	861,751
2.615%(ff)	04/22/32		195	159,854
3.102%(ff)	02/24/33(a)		645	544,966
3.375%	03/27/25	EUR	2,060	2,215,590
4.482%(ff)	08/23/28		305	295,068

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	670	$598,203
3.000%(ff)	07/22/28	GBP	975	1,061,527
Sr. Unsec’d. Notes, EMTN
4.787%(ff)	03/10/32	EUR	200	218,568
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	700	625,243
3.869%(ff)	03/28/26		300	288,261
5.250%(ff)	11/14/33	EUR	600	688,901
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54		200	199,124
Israel Discount Bank Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
5.375%	01/26/28		360	353,869
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		585	546,014
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	970	1,113,937
1.953%(ff)	02/04/32		35	27,894
2.069%(ff)	06/01/29		830	712,665
2.545%(ff)	11/08/32		250	204,598
2.580%(ff)	04/22/32		132	109,604
3.702%(ff)	05/06/30		147	134,953
4.452%(ff)	12/05/29		282	270,554
4.586%(ff)	04/26/33		185	176,375
4.851%(ff)	07/25/28		305	300,877
4.912%(ff)	07/25/33		635	620,831
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29		200	198,774
Sr. Unsec’d. Notes, EMTN
4.375%(ff)	04/19/30	EUR	600	648,254
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,578	1,630,226
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	882	695,522
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34		360	328,459
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	303,112
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	618,055
3.620%(ff)	04/17/25		325	318,520
4.656%(ff)	03/02/29	EUR	250	273,878
5.123%(ff)	02/01/29		130	128,290
5.250%(ff)	04/21/34		615	606,983
5.789%(ff)	11/18/33	GBP	370	449,390
6.342%(ff)	10/18/33		280	297,962

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		100	$60,750
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		860	732,081
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32		230	179,464
2.943%(ff)	01/21/33		655	544,400
3.622%(ff)	04/01/31		80	72,138
Sub. Notes
2.484%(ff)	09/16/36		275	208,148
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
6.016%(ff)	03/02/34		200	200,692
Sub. Notes
3.622%(ff)	08/14/30	GBP	430	502,297
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	2,569	2,503,327
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	137,968
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	194,107
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
6.833%(ff)	11/21/26		635	635,441
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		365	285,166
Sr. Unsec’d. Notes, EMTN
0.250%	07/08/27	EUR	800	743,451
1.250%	12/07/27	GBP	800	800,329
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	963,712
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		325	322,322
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		60	60,053
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		95	95,597
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		670	584,458
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	360	271,718
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		820	739,231
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		910	904,428
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	745	759,820

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		85	$81,480

				56,168,749

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
(Belgium),
Gtd. Notes
4.700%	02/01/36		805	783,824
4.900%	02/01/46		510	486,954
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28		50	48,378
4.350%	06/01/40		220	202,273
4.439%	10/06/48		230	207,467
5.550%	01/23/49		125	131,649
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.200%	10/24/25		200	200,430
5.300%	10/24/27		1,045	1,060,281
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
4.125%	03/23/35	EUR	450	505,741
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28		175	168,667

				3,795,664

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		240	223,965
5.150%	03/02/28		745	743,990
5.250%	03/02/30		290	290,780
5.600%	03/02/43		95	95,223
5.650%	03/02/53		135	136,863
5.750%	03/02/63		65	66,066

				1,556,887

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		605	565,798
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		550	536,259
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		73	59,624
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		175	147,000
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	570	525,652

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,810	$1,712,178
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		140	112,733
4.375%	07/15/30		1,142	989,671
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.500%	03/15/27		134	133,585

				4,782,500

Chemicals — 0.0%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	1,500	1,380,952
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		200	182,842
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		210	206,852
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	03/27/28		105	102,736
5.800%	03/27/53		215	215,759
Synthos SA (Poland),
Sr. Sec’d. Notes, 144A
2.500%	06/07/28	EUR	218	188,048
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		45	36,592

				2,313,781

Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		845	626,057
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	808,187
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	895	853,159
2.000%	01/15/30	EUR	600	548,891
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	580	512,669
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	200	205,552
4.250%	09/25/30	GBP	300	343,487
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		215	210,131
5.400%	05/01/53		85	84,881

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		600	$652,162
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	2,630	2,383,117
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		206	141,694
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		340	313,858
2.700%	03/01/29		685	618,330
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,035	877,608
3.875%	02/15/31		75	65,003
4.875%	01/15/28(a)		600	570,850
5.250%	01/15/30		1,810	1,727,971

				11,543,607

Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33		85	85,949
5.100%	03/22/43		100	101,621

				187,570

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,565	1,359,506

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		430	383,722
American Express Co.,
Sr. Unsec’d. Notes
5.043%(ff)	05/01/34		130	127,157
BlackRock, Inc.,
Sr. Unsec’d. Notes
4.750%	05/25/33		645	634,374
BPCE SFH SA (France),
Covered Bonds
3.000%	10/17/29	EUR	1,600	1,709,004
Capital One Financial Corp.,
Sr. Unsec’d. Notes
6.312%(ff)	06/08/29		610	606,178
6.377%(ff)	06/08/34		370	367,363
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	3,731	3,720,493
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	2,255	2,180,633

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24		211	$192,655
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		400	307,993
4.600%	03/15/33(a)		500	484,553
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		750	583,314
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	02/15/27	GBP	2,375	2,695,357
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29		124	109,011
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		2,000	1,860,843
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		1,315	1,196,440
4.000%	04/20/28		760	735,436
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		2,145	2,111,517
8.250%	10/01/23		724	727,376
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	2,251	2,304,525
Gtd. Notes, 144A
1.250%	09/27/30		4,028	3,208,935
1.850%	05/03/32	EUR	1,096	1,040,467
2.000%	04/16/31		2,967	2,462,465
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	2,619	2,417,819
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		484	389,365
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	400	359,961
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.185%(s)	02/15/43		193	60,917
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	250	252,057

				33,229,930

Electric — 0.3%
Alabama Power Co.,
Sr. Unsec’d. Notes, Series B
3.700%	12/01/47		80	62,237
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		170	185,912

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		15	$13,353
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	997	891,284
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		340	283,616
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		610	494,897
4.500%	02/15/28		1,095	991,310
5.250%	06/01/26		146	140,784
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		35	29,700
5.000%	02/01/31		460	380,508
5.125%	03/15/28		2,231	1,999,064
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		673	552,024
Commonwealth Edison Co.,
First Mortgage
5.300%	02/01/53		375	382,644
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		260	180,949
4.500%	05/15/58		10	8,396
6.150%	11/15/52		220	242,512
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		225	182,711
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		2,310	2,262,591
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		190	108,783
3.600%	08/15/32		160	144,391
4.200%	09/01/52		205	175,834
ContourGlobal Power Holdings SA (United Kingdom),
Sr. Sec’d. Notes, 144A
3.125%	01/01/28	EUR	100	86,471
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		224	214,238
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		125	120,210
4.500%	08/15/32		245	231,337
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	700	738,155
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	600	505,454
4.000%	01/11/35	EUR	300	325,457

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		2,000	$1,857,780
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		245	240,363
Exelon Corp.,
Sr. Unsec’d. Notes
3.350%	03/15/32		370	321,689
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	58,371
Sr. Unsec’d. Notes, Series C
5.100%	07/15/47		139	124,775
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53		155	160,467
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33		90	88,829
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	700	685,756
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	530,550
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		45	44,380
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	455	483,058
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.809%	06/12/33		200	203,360
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	460	415,628
3.245%	03/30/34	EUR	120	118,047
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		141	90,512
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		170	147,760
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		140	112,236
2.759%	01/10/32		232	188,950
5.783%	09/16/52		345	346,309
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		989	937,780
Gtd. Notes, 144A
3.375%	02/15/29		125	102,684
3.625%	02/15/31		1,134	887,134
3.875%	02/15/32		35	27,057

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		325	$306,197
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		455	407,702
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52		325	317,034
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	500	500,730
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	400	218,221
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		165	111,359
4.950%	07/01/50		125	98,357
6.100%	01/15/29		535	526,664
6.150%	01/15/33		400	392,829
6.400%	06/15/33		240	238,621
6.700%	04/01/53		95	93,440
6.750%	01/15/53		230	227,028
Sr. Sec’d. Notes
3.250%	06/01/31		190	154,631
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	400	328,368
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		415	335,800
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		215	206,373
3.700%	04/01/29		15	13,725
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27		125	127,958
5.950%	11/01/32		155	162,525
First Ref. Mortgage
4.650%	10/01/43		8	7,002
First Ref. Mortgage, Series 08-A
5.950%	02/01/38		11	11,325
First Ref. Mortgage, Series C
4.125%	03/01/48		6	4,879
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		400	397,088
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		227	197,194
Union Electric Co.,
First Mortgage
3.900%	04/01/52		70	57,019
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		750	654,902
8.000%(ff)	10/15/26(oo)		2,500	2,339,648

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,630	$3,404,131
5.500%	09/01/26		10	9,633
5.625%	02/15/27		10	9,586
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		325	313,893
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		73	52,970

				32,335,129

Electrical Components & Equipment — 0.0%
Schneider Electric SE,
Sr. Unsec’d. Notes, EMTN
1.500%	01/15/28	EUR	200	200,074

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,010	1,079,606
4.125%	11/02/34	EUR	685	754,538
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	64,267

				1,898,411

Engineering & Construction — 0.0%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	815	719,245
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	180,508
2.000%	02/15/33	EUR	2,100	1,776,671
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	351,448
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	975	999,500
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		325	278,606

				4,305,978

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		400	401,947
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		375	327,378
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		600	601,916
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,000	737,608

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		305	$294,241
3.755%	03/15/27		525	489,864
4.054%	03/15/29		85	77,680
5.050%	03/15/42		535	448,826
5.141%	03/15/52		75	61,159
6.412%	03/15/26		610	610,443
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		30	26,898

				4,077,960

Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		625	542,715
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,210	3,405,356
4.500%	02/16/26	GBP	160	173,604
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	1,700	1,596,377
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,019	956,887
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28		540	517,353
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		325	290,501
4.375%	01/31/32		725	646,479
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	600	590,550
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	545	547,553
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		275	254,378
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		625	533,378

				10,055,131

Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		185	156,936

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		549	504,960
5.875%	08/20/26		100	94,371

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		272	$234,755
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	300	241,706
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		345	382,143
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		100	83,071
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	603,585
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	475	405,816

				2,550,407

Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		300	293,654
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	435	414,577
2.650%	06/01/30		53	46,188
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		460	457,795
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,190	1,035,026
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		675	585,912
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	11/21/34	EUR	1,250	1,339,498

				4,172,650

Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		141	112,317
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		697	586,664
3.910%	10/01/50		28	21,652
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		135	108,261
4.625%	06/01/30		1,945	1,670,148
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29		140	140,728
5.900%	06/01/53		195	193,332

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Gtd. Notes, 144A
3.625%	03/15/32	875	$759,734
4.625%	03/15/52	255	209,391
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	25	19,540
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	1,205	1,140,969
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28	675	585,601
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)	1,300	1,251,250
Sr. Sec’d. Notes
4.250%	06/01/29	325	293,609
4.375%	01/15/30	100	90,235
4.875%	01/01/26	20	19,484
5.125%	11/01/27	1,055	1,007,231
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	243	172,112
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39	110	92,219
4.000%	05/15/29	210	200,712
4.375%	03/15/42	100	90,935
4.750%	07/15/45	34	32,510
4.750%	05/15/52	40	37,977
5.200%	04/15/63	90	89,778
5.250%	02/15/28	230	234,491
5.875%	02/15/53	180	199,678

			9,360,558

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	1,622	1,549,431
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	25	23,585
7.250%	10/15/29	799	778,609
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	195	176,962
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	1,635	1,320,262
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	55	55,174
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,250	1,071,875
5.250%	12/15/27	21	19,530

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		261	$256,796
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		824	765,571

				6,017,795

Housewares — 0.0%
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		500	307,762

Insurance — 0.0%
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		175	174,438
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	975	1,031,717
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	514	560,321
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		170	162,004
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		440	369,694
Northwestern Mutual Global Funding,
Sec’d. Notes, 144A
1.750%	01/11/27		50	44,571
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		393	334,246
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	650	713,662
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	500	433,745
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		675	496,912

				4,321,310

Internet — 0.1%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.625%	11/12/28	EUR	585	630,654
4.250%	05/15/29	EUR	1,460	1,612,649
4.500%	11/15/31	EUR	595	667,616
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.800%	05/15/30		230	229,838
5.600%	05/15/53		570	585,304
5.750%	05/15/63		115	118,898
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		400	293,480

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Internet (cont’d.)
United Group BV (Slovenia),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	100	$86,086
Sr. Sec’d. Notes, 144A
4.625%	08/15/28	EUR	100	87,541
5.250%	02/01/30	EUR	800	685,507

				4,997,573

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	400	383,971

Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	202,896

Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		275	257,125
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		125	126,692
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		450	411,750

				795,567

Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		765	637,908
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		50	48,497
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		405	392,770
3.500%	08/18/26		140	130,363
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		520	437,260

				1,646,798

Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28		123	112,869

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		250	255,120
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26		515	513,949

				769,069

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		690	$548,818
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		481	388,574
4.250%	01/15/34		900	680,442
4.500%	08/15/30		107	89,132
4.500%	06/01/33		285	223,835
4.750%	03/01/30(a)		405	346,542
5.000%	02/01/28		85	77,478
5.125%	05/01/27		315	292,941
5.375%	06/01/29		200	180,835
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		695	452,814
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		100	100,536
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31		240	167,289
5.500%	04/15/27		1,200	999,126
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,200	534,224
5.750%	01/15/30		825	389,525
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A (original cost $516,750; purchased 08/30/22)(f)
5.375%	08/15/26(d)		2,650	87,640
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		325	269,773
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		100	46,654
5.875%	11/15/24		200	175,866
7.750%	07/01/26		2,115	1,297,091
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		575	562,298
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	860	920,981
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	1,590	1,393,752

				10,226,166

Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	860	947,635
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		200	176,936
Sr. Unsec’d. Notes, 144A
5.125%	02/02/33		400	394,252

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		201	$171,226
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes
6.200%	04/14/52		200	180,272
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		200	188,496
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		45	40,776
3.875%	08/15/31		124	102,339

				2,201,932

Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		415	394,205
4.700%	08/23/52		145	139,078

				533,283

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	220,054
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	1,425	1,534,425
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	233,340
Sr. Unsec’d. Notes, 144A, MTN
3.590%(s)	05/28/37	CAD	1,000	418,963
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	623	531,093
3.000%	10/14/33	EUR	2,060	2,239,072

				5,176,947

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		430	386,863

Oil & Gas — 0.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		425	350,558
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33		700	700,277
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		225	208,416
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		610	590,024
9.000%	11/01/27		25	30,984
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	120	94,948

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
3.625%(ff)	03/22/29(oo)	EUR	650	$616,097
Gtd. Notes, EMTN
1.231%	05/08/31	EUR	235	208,470
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		355	326,075
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		476	451,993
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	220,940
Civitas Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	07/01/28		250	252,905
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		444	447,493
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		150	146,967
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		100	98,823
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		350	335,483
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	500	545,783
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		353	339,129
7.300%	08/15/31		310	340,160
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		106	96,594
6.000%	04/15/30		425	387,610
6.000%	02/01/31		106	95,300
6.250%	04/15/32		550	492,878
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		30	28,050
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.625%	09/01/30		305	316,887
6.950%	07/01/24		132	133,281
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,100	1,187,715
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	200	172,774
4.875%	02/21/28	EUR	1,700	1,532,690
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	167,950

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		200	$152,624
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,140	1,121,047
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		585	485,682
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		100	74,445
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	588,387
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	300	255,183

				13,594,622

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		950	943,029
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		53	51,360
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		525	458,170
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		475	423,664

				1,876,223

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		200	174,074
4.250%	11/21/49		1,008	868,561
4.700%	05/14/45		25	22,792
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	08/17/48		85	78,704
6.450%	09/15/37		545	622,973
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		220	120,749
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		90	36,450
5.000%	02/15/29		445	178,000
5.250%	01/30/30		1,810	714,950
5.250%	02/15/31		361	144,400
6.250%	02/15/29		2,160	885,600

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bayer AG (Germany),
Sr. Unsec’d. Notes
1.375%	07/06/32	EUR	600	$519,534
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		15	10,536
3.550%	03/15/42		95	78,677
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26		1,170	1,171,411
CVS Health Corp.,
Sr. Unsec’d. Notes
5.300%	06/01/33		575	573,998
5.875%	06/01/53		275	282,510
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26(a)		1,180	1,181,587
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29		275	244,406
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		75	51,758
4.500%	05/17/33		265	263,003
5.000%	05/17/53		175	177,188
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26(a)		780	769,985
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		465	367,176

				9,539,022

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,225	1,137,557
7.875%	05/15/26		365	371,041
Enbridge, Inc. (Canada),
Gtd. Notes
5.969%	03/08/26		1,000	1,001,279
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,930	1,641,376
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		695	627,684
Sr. Unsec’d. Notes
5.400%	10/01/47		420	371,446
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		266	225,545
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38		405	413,015
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		446	427,382

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.200%	03/01/47		325	$285,565
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		590	448,722
6.100%	11/15/32		195	198,361
6.350%	01/15/31		370	380,861
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		448	394,816
7.500%	10/01/25		240	240,797
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53		370	379,181
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	21,839
4.125%	08/15/31		25	21,524
6.250%	01/15/30		210	208,322
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%	02/01/25		35	33,483
4.300%	02/01/30		540	486,060
5.300%	03/01/48		30	25,103
5.450%	04/01/44		175	148,643
5.500%	02/01/50		20	16,608
6.150%	04/01/33		110	110,736
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		6	5,379
3.750%	06/15/27		155	146,383
4.500%	11/15/23		1,402	1,395,557
4.550%	06/24/24		317	312,769
5.650%	03/15/33		500	506,832

				11,983,866

Real Estate — 0.1%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,000	988,148
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	815	564,541
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	300	244,799
1.625%	04/20/30	EUR	100	76,386
2.200%	07/24/25	EUR	975	968,833
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,835	1,641,308
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	880,420
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	270,891

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
3.200%	08/14/27	CNH	5,000	$683,519

				6,318,845

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		695	620,030
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	975	876,806
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		325	238,469
9.750%	06/15/25		150	144,096
Sr. Unsec’d. Notes
4.750%	05/01/24		175	163,007
4.750%	02/15/28		1,481	1,008,933
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	363,149
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	705	687,285
4.625%	08/01/29		205	155,245
5.000%	10/15/27		20	16,832
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	850	931,583
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	400	433,957
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		120	101,745
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	648,332
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		375	351,649
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		40	38,276
4.125%	08/15/30		5	4,406
4.250%	12/01/26		20	18,745
4.500%	09/01/26		95	89,616
4.500%	01/15/28		305	281,147
4.625%	06/15/25		50	48,354
5.625%	05/01/24		5	4,971
5.750%	02/01/27		5	4,904
Welltower OP LLC,
Gtd. Notes
4.800%	11/20/28	GBP	650	742,194

				7,973,731

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		350	$319,155
CK Hutchison International 23 Ltd. (United Kingdom),
Gtd. Notes, 144A
4.875%	04/21/33		505	500,071
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	487	503,218
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	3,925	4,074,166
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		325	230,056
3.875%	10/01/31		325	222,766
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		270	242,627
3.300%	04/15/40		345	280,182
4.950%	09/15/52		80	79,406
McDonald’s Corp.,
Sr. Unsec’d. Notes, GMTN
4.250%	03/07/35	EUR	200	223,113
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29		229	197,758

				6,872,518

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		100	91,626
Gtd. Notes, 144A
1.950%	02/15/28		268	231,898
2.600%	02/15/33		550	428,739
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		45	36,883
4.150%	04/15/32		210	190,158
Intel Corp.,
Sr. Unsec’d. Notes
4.875%	02/10/26		495	493,694

				1,472,998

Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23		1,425	1,415,141
6.250%	11/09/32		160	169,752

				1,584,893

Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		360	311,832
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		200	173,438

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	327	$319,175
1.700%	03/25/26		530	482,864
2.550%	12/01/33		325	254,343
3.500%	06/01/41		295	226,648
3.550%	09/15/55		325	227,527
3.950%	04/30/31	EUR	1,335	1,441,993
4.350%	06/15/45		70	58,648
5.200%	11/18/33	GBP	270	319,240
5.539%	02/20/26		640	640,140
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	270	250,254
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		500	391,625
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,425	1,484,326
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	700	723,394
PPF Telecom Group BV (Netherlands),
Sr. Unsec’d. Notes, EMTN
3.250%	09/29/27	EUR	199	201,128
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	48,346
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		255	260,363
7.625%	03/01/26		15	15,577
7.875%	09/15/23		890	892,700
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes
3.875%	02/20/25	GBP	3,200	3,273,719
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		365	266,519
3.875%	04/15/30		500	460,904
4.950%	03/15/28		315	310,267
5.050%	07/15/33		350	343,665
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.500%	07/15/31	GBP	2,150	2,064,471
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		1,275	1,260,026

				16,703,132

Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51		65	45,870

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	$826,091
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	600	642,467
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	300	261,072
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	252	237,150
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	400	317,144
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	100,823

				2,430,617

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		333	291,272
3.250%	06/01/51		251	182,773
3.450%	05/01/50		27	20,193
4.200%	09/01/48		175	147,655
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	300	288,139

				930,032

TOTAL CORPORATE BONDS (cost $370,274,494)				325,197,840

FLOATING RATE AND OTHER LOANS — 0.1%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
18.584%(c)	04/21/28		791	789,142

Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%
18.386%(c)	08/12/28		190	190,258

Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
27.031%(c)	03/01/29		1,708	1,628,157

Diversified Financial Services — 0.0%
Avolon TLB Borrower 1 U.S. LLC (Ireland),
Term B4 Loans, 1 Month LIBOR + 1.500%
13.293%(c)	02/12/27		648	638,438
Hudson River Trading LLC,
Term Loan, 1 Month SOFR + 3.114%
16.434%(c)	03/20/28		908	881,866

				1,520,304

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term loan
8.025%(c)	08/24/26	1,642	$50,619

Retail — 0.0%
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
26.829%(c)	03/06/28	1,097	1,087,607

Telecommunications — 0.0%
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
17.962%(c)	05/27/24	935	856,415
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, 3 Month SOFR + 4.250%
9.543%(c)	02/01/29	494	490,764

			1,347,179

TOTAL FLOATING RATE AND OTHER LOANS (cost $6,961,152)			6,613,266

MUNICIPAL BONDS — 0.0%
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	115	133,567
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	355	314,842
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	665	545,625

			994,034

New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	120	125,674
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	275	297,447

			423,121

Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
0.000%(cc)	11/01/43	394	198,731

TOTAL MUNICIPAL BONDS (cost $1,816,145)			1,615,886

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.850%(c)	10/25/30	148	149,726
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
7.067%(c)	09/12/26^	213	212,645

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.217%(c)	12/25/41	520	$510,900
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250%
(Cap N/A, Floor 0.000%)
11.317%(c)	03/25/42	90	96,637
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.317%(c)	03/25/42	80	83,300
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.950%(c)	04/25/29	216	216,303
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.517%(c)	04/25/34	240	245,154
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.067%(c)	11/25/41	90	87,587
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.867%(c)	10/25/50	38	38,392
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.717%(c)	01/25/51	90	87,300
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.067%(c)	08/25/33	230	216,200
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.217%(c)	12/25/33	105	99,225
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	09/25/41	300	285,000
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.417%(c)	12/25/41	200	189,750
Freddie Mac REMIC,
Series 4910, Class MI, IO
4.000%	08/25/49	66	12,221
Series 5020, Class IH, IO
3.000%	08/25/50	308	50,065
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	709	641,415
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.667%(c)	04/25/34	576	570,922
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900%
(Cap N/A, Floor 2.900%)
7.967%(c)	04/25/34	200	201,971

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.767%(c)	11/25/31		300	$298,555

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,371,866)				4,293,268

SOVEREIGN BONDS — 1.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
1.875%	09/15/31		600	499,122
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	618,468
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	2,104	1,349,966
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	490	261,126
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	460	246,905
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,334	1,471,078
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	1,742	1,060,009
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	2,706	1,046,951
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	2,751	1,639,929
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	100	108,217
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	261,231
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32	EUR	184	151,959
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds, 144A
6.000%	04/01/33	CLP	220,000	289,579
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,195	2,151,671
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	25	14,803
4.125%	09/23/29	EUR	200	215,722
4.625%	09/23/34	EUR	300	324,794
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	385	415,142
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	11/15/27	EUR	1,421	1,385,751
0.000%	08/15/31	EUR	639	576,871
1.700%	08/15/32	EUR	777	801,716

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,400	$3,670,209
3.000%	05/25/28	EUR	2,000	2,163,513
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	223,729
Canadian Government Bond (Canada),
Bonds
0.250%	03/01/26	CAD	4,137	2,813,390
1.750%	12/01/53	CAD	964	536,585
3.250%	09/01/28	CAD	2,143	1,590,091
3.500%	12/01/45	CAD	1,307	1,036,814
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,356,252
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	700	603,655
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,910	3,042,756
Colombian TES (Colombia),
Bonds, Series B
9.250%	05/28/42	COP	1,206,100	258,757
13.250%	02/09/33	COP	814,300	230,059
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	400	342,096
1.500%	06/17/31	EUR	1,300	1,207,847
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,100	1,524,067
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	11,260	468,200
Bonds, Series 103
2.000%	10/13/33	CZK	3,170	117,025
Bonds, Series 121
1.200%	03/13/31	CZK	5,180	188,629
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,819	328,270
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	150	168,112
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	1,520	1,534,469
0.400%	01/26/26	EUR	380	384,061
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	787	662,485
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	265	274,709
0.000%	12/15/26	EUR	535	522,047

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	2,220	$2,219,467
0.000%	04/22/31	EUR	440	380,472
0.000%	07/04/35	EUR	689	516,920
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	720	662,499
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	550	333,404
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.450%	06/25/26	CNH	1,000	134,101
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	01/11/28		200	200,956
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	410	278,616
0.875%	09/15/25	EUR	1,285	1,331,592
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/26	EUR	1,018	1,023,544
0.000%	02/25/27	EUR	3,650	3,578,180
0.000%	11/25/31	EUR	3,023	2,604,369
0.750%	02/25/28	EUR	1,112	1,100,203
0.750%	05/25/52	EUR	1,131	671,312
2.000%	11/25/32	EUR	256	258,867
Bonds, 144A
2.500%	05/25/43	EUR	1,808	1,753,692
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	391	295,999
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	1,000	875,279
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	3,000	2,683,636
1.875%	01/24/52	EUR	1,600	1,108,956
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	104,887
Hungary Government Bond (Hungary),
Bonds, Series 27/A
3.000%	10/27/27	HUF	100,540	244,968
Bonds, Series 30/A
3.000%	08/21/30	HUF	65,120	148,428
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,820	1,503,132
Sr. Unsec’d. Notes, 144A
5.500%	06/16/34		200	193,774
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,820	1,772,372
1.100%	03/12/33	EUR	730	589,865
3.550%	03/31/32		200	181,078
4.150%	09/20/27		200	193,644
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	2,114,734

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Indonesia Treasury Bond (Indonesia),
Bonds, Series 065
6.625%	05/15/33	IDR	3,900,000	$263,642
Bonds, Series 089
6.875%	08/15/51	IDR	2,003,000	134,602
Bonds, Series 090
5.125%	04/15/27	IDR	9,034,000	589,311
Bonds, Series 092
7.125%	06/15/42	IDR	4,872,000	339,636
Bonds, Series 095
6.375%	08/15/28	IDR	10,263,000	697,206
Bonds, Series 096
7.000%	02/15/33	IDR	4,336,000	304,539
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.100%	05/15/29	EUR	433	428,850
1.500%	05/15/50	EUR	96	73,317
1.700%	05/15/37	EUR	278	256,258
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	1,985	500,582
Bonds, Series 0330
1.000%	03/31/30	ILS	185	41,827
Bonds, Series 0432
1.300%	04/30/32	ILS	836	184,199
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	200	166,039
6.875%	10/21/34	GBP	100	141,699
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 03Y
0.000%	08/15/24	EUR	3,382	3,539,094
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	2,984	2,938,874
2.650%	12/01/27	EUR	3,166	3,306,766
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	3,205	3,110,139
Sr. Unsec’d. Notes, Series 10Y, 144A
0.950%	12/01/31	EUR	2,029	1,755,639
Sr. Unsec’d. Notes, Series 13Y, 144A
4.000%	04/30/35	EUR	985	1,063,315
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	495	322,747
Sr. Unsec’d. Notes, Series 34Y, 144A
1.500%	04/30/45	EUR	1,277	861,801
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	100	84,824
5.250%	03/22/30	EUR	150	138,012
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	185	156,925
6.625%	03/22/48	EUR	101	77,868
6.875%	10/17/40	EUR	352	291,319
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	257,761

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	299,100	$1,575,832
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	843,300	5,878,756
Bonds, Series 339
0.400%	06/20/25	JPY	208,500	1,458,527
Bonds, Series 343
0.100%	06/20/26	JPY	87,100	606,532
Bonds, Series 361
0.100%	12/20/30	JPY	397,850	2,730,365
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	219,950	1,857,133
Bonds, Series 51
0.300%	06/20/46	JPY	194,750	1,131,148
Bonds, Series 56
0.800%	09/20/47	JPY	288,700	1,863,590
Bonds, Series 65
0.400%	12/20/49	JPY	370,500	2,102,372
Japan Government Twenty Year Bond (Japan),
Bonds, Series 120
1.600%	06/20/30	JPY	111,100	845,308
Bonds, Series 145
1.700%	06/20/33	JPY	65,950	513,628
Bonds, Series 157
0.200%	06/20/36	JPY	124,600	816,753
Bonds, Series 162
0.600%	09/20/37	JPY	182,200	1,242,672
Bonds, Series 174
0.400%	09/20/40	JPY	349,800	2,230,741
Bonds, Series 181
0.900%	06/20/42	JPY	368,500	2,519,836
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	470	366,908
2.375%	11/09/28	EUR	830	815,715
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	637	782,577
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	725	697,950
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	1,213	1,051,241
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	446	309,542
Korea Housing Finance Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		400	393,828
Korea Treasury Bond (South Korea),
Bonds, Series 2803
5.500%	03/10/28	KRW	798,850	652,552
Bonds, Series 4009
1.500%	09/10/40	KRW	1,233,820	674,029
Bonds, Series 5203
2.500%	03/10/52	KRW	445,110	268,041

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	655,530	$486,128
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	1,396,050	993,029
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,805,300	1,210,373
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	1,742,840	922,483
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	100	87,992
Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	200	162,587
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	600	574,721
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	1,344	279,923
Bonds, Series 0122
3.582%	07/15/32	MYR	2,252	472,068
Bonds, Series 0307
3.502%	05/31/27	MYR	5,171	1,103,885
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	300	334,378
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	9,715	503,746
5.750%	03/05/26	MXN	2,500	133,092
7.750%	05/29/31	MXN	3,400	187,842
8.000%	07/31/53	MXN	2,056	109,030
Bonds, Series M20
7.500%	06/03/27	MXN	4,990	276,851
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	21,255	1,228,573
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,455	1,305,816
2.250%	08/12/36	EUR	400	321,524
2.659%	05/24/31		200	165,950
3.771%	05/24/61		200	136,320
6.350%	02/09/35		600	629,412
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	1,096	1,080,904
0.000%	07/15/31	EUR	680	600,103
0.000%	01/15/38	EUR	1,402	1,026,477
0.000%	01/15/52	EUR	433	229,294
New Zealand Government Bond (New Zealand),
Bonds, Series 0427
4.500%	04/15/27	NZD	375	228,474
Bonds, Series 0429
3.000%	04/20/29	NZD	679	383,265
Bonds, Series 0433
3.500%	04/14/33	NZD	1,055	589,734
Bonds, Series 0437
2.750%	04/15/37	NZD	355	173,223

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Bonds, Series 0534
4.250%	05/15/34	NZD	3,356	$1,983,873
Bonds, Series 0551
2.750%	05/15/51	NZD	1,897	802,310
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	9,603	4,783,921
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, 144A, Series 480
2.000%	04/26/28	NOK	14,890	1,277,488
Sr. Unsec’d. Notes, Series 486, 144A
3.000%	08/15/33	NOK	26,512	2,335,245
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	1,012	246,828
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	1,043,293
2.750%	01/30/26	EUR	475	500,308
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	730	660,314
1.200%	04/28/33	EUR	767	635,974
1.750%	04/28/41	EUR	200	141,022
1.950%	01/06/32		400	319,760
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	472	386,223
1.150%	04/11/42	EUR	100	74,301
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	475	471,743
1.000%	04/12/52	EUR	1,840	1,088,801
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	588	417,279
Unsec’d. Notes
3.100%	06/01/50	CAD	225	141,568
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	235	188,202
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	200	118,702
4.200%	07/06/33		2,275	2,268,323
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	100	63,432
Province of Ontario (Canada),
Bonds
1.900%	12/02/51	CAD	300	145,715
Sr. Unsec’d. Notes
2.500%	04/27/26		682	640,789
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	3,003	3,147,957
Unsec’d. Notes
2.150%	06/02/31	CAD	1,300	859,879
3.450%	06/02/45	CAD	994	676,235
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	600	375,374

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
2.750%	04/12/27(a)		1,019	$952,351
Unsec’d. Notes
3.100%	12/01/51	CAD	600	382,798
3.500%	12/01/45	CAD	422	289,782
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	50	32,763
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		200	181,550
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	03/09/33	AUD	1,395	920,858
4.500%	08/22/35	AUD	330	213,578
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	339	322,742
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	423	428,021
0.850%	06/30/2120	EUR	56	24,780
1.850%	05/23/49	EUR	409	350,030
2.400%	05/23/34	EUR	496	509,716
2.900%	05/23/29	EUR	682	740,708
Republic of Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes
5.950%	07/07/32	EUR	153	119,612
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		3,500	3,045,944
4.000%	10/17/49		330	253,653
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	718	890,039
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		1,080	1,074,051
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	1,853	332,049
Bonds, Series 0726
2.500%	07/25/26	PLN	1,912	429,556
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.875%	10/04/33		275	269,330
5.500%	11/16/27		165	169,049
5.500%	04/04/53		235	235,912
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32	RON	1,455	351,636
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	20	19,051
Sr. Unsec’d. Notes, 144A
6.625%	02/17/28		132	135,736
7.625%	01/17/53		36	39,690
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	20	17,242
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	400	331,934

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
2.000%	01/28/32	EUR	197	$157,046
3.375%	01/28/50	EUR	94	64,040
3.875%	10/29/35	EUR	20	17,242
4.125%	03/11/39	EUR	70	59,280
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	150	99,239
2.750%	04/14/41	EUR	209	139,614
3.000%	02/27/27		240	216,960
Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	174	144,391
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	311,223
Sr. Unsec’d. Notes, 144A
5.500%	10/25/32		200	209,844
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		250	201,180
4.750%	01/18/28		400	395,920
4.875%	07/18/33		565	562,954
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,300	1,139,657
5.000%	01/18/53		200	185,010
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	102	85,694
3.125%	05/15/27	EUR	2,000	1,953,204
Singapore Government Bond (Singapore),
Bonds
2.625%	08/01/32	SGD	206	146,488
3.500%	03/01/27	SGD	1,221	909,096
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	274	181,864
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	100	77,453
Unsec’d. Notes, Series 236
0.750%	04/09/30	EUR	282	256,155
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	95	96,433
Bonds, Series RS91
3.625%	03/11/33	EUR	200	225,278
Spain Government Bond (Spain),
Bonds, 144A
3.550%	10/31/33	EUR	1,442	1,587,113
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	819	623,726
1.000%	10/31/50(k)	EUR	3,665	2,125,292
1.200%	10/31/40(k)	EUR	800	594,381
1.500%	04/30/27	EUR	4,143	4,236,217
1.900%	10/31/52	EUR	521	374,291
2.900%	10/31/46	EUR	107	100,923
3.450%	07/30/43	EUR	544	563,566
4.650%	07/30/25	EUR	1,666	1,861,529
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	494	390,431

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Sweden Government Bond (Sweden),
Bonds, Series 1062
0.125%	05/12/31	SEK	15,735	$1,202,894
Swiss Confederation Government Bond (Switzerland),
Bonds
1.250%	05/28/26	CHF	891	998,854
1.500%	04/30/42	CHF	352	430,085
3.250%	06/27/27	CHF	514	622,771
3.500%	04/08/33	CHF	505	696,507
Thailand Government Bond (Thailand),
Bonds
1.600%	12/17/29	THB	18,110	483,022
4.675%	06/29/44	THB	13,146	456,771
Sr. Unsec’d. Notes
1.875%	06/17/49	THB	5,311	112,544
4.875%	06/22/29	THB	10,646	339,756
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/28(d)	EUR	3,640	827,758
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	130	30,230
United Kingdom Gilt (United Kingdom),
Bonds
0.500%	10/22/61	GBP	499	201,089
0.875%	10/22/29	GBP	5,085	5,182,763
1.500%	07/22/47	GBP	664	476,951
2.500%	07/22/65	GBP	173	148,269
3.250%	01/22/44	GBP	665	702,683
4.125%	01/29/27	GBP	4,358	5,338,346
4.250%	12/07/46	GBP	492	601,821
Unsec’d. Notes
3.750%	01/29/38	GBP	2,082	2,426,765
3.750%	10/22/53	GBP	2,344	2,647,429
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	2,529	70,982
5.750%	10/28/34		200	216,482
8.250%	05/21/31	UYU	3,027	74,402
8.500%	03/15/28	UYU	2,926	74,803

TOTAL SOVEREIGN BONDS (cost $260,544,312)				224,063,078

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		216	167,226
2.000%	12/01/35		551	488,991
2.000%	05/01/36		196	174,057
2.000%	06/01/36		88	77,616
2.000%	06/01/36		113	99,833
2.000%	03/01/51		37	30,928
2.000%	08/01/51		226	185,892
2.500%	06/01/30		47	43,613
2.500%	07/01/30		20	18,499
2.500%	11/01/35		55	50,378
2.500%	07/01/50		126	107,873
2.500%	09/01/50		196	166,757
2.500%	11/01/50		234	199,898
2.500%	01/01/51		523	446,881

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	02/01/51	71	$61,360
2.500%	03/01/51	178	151,624
2.500%	07/01/51	53	45,058
2.500%	08/01/51	241	205,605
2.500%	09/01/51	290	247,488
3.000%	06/01/30	13	12,028
3.000%	09/01/35	45	42,380
3.000%	01/01/37	30	27,687
3.000%	02/01/37	48	44,341
3.000%	05/01/45	55	49,912
3.000%	08/01/46	139	124,379
3.000%	09/01/46	234	209,377
3.000%	02/01/47	93	83,637
3.000%	12/01/51	139	123,143
3.500%	10/01/30	11	10,820
3.500%	08/01/42	59	55,413
3.500%	01/01/44	61	56,819
3.500%	07/01/45	64	60,049
3.500%	09/01/47	207	189,594
3.500%	11/01/47	384	355,131
3.500%	03/01/48	314	290,498
3.500%	02/01/52	143	130,619
4.000%	01/01/33	98	95,789
4.000%	03/01/34	69	66,902
4.000%	06/01/42	29	28,105
4.000%	09/01/44	56	53,670
4.000%	04/01/45	14	13,702
4.000%	05/01/45	39	37,586
4.000%	02/01/46	158	149,106
4.000%	05/01/46	46	44,271
4.000%	01/01/47	64	60,841
4.000%	04/01/52	1,970	1,850,542
4.000%	08/01/52	502	471,784
4.500%	12/01/34	15	14,687
4.500%	03/01/41	74	72,896
4.500%	07/01/41	21	20,612
4.500%	03/01/44	26	25,669
4.500%	12/01/45	52	51,769
4.500%	09/01/50	360	351,969
4.500%	08/01/52	47	45,290
4.500%	11/01/52	789	758,344
5.000%	02/01/42	71	71,697
5.000%	08/01/52	241	236,331
5.000%	01/01/53	705	691,874
5.000%	04/01/53	1,206	1,181,499
5.500%	11/01/52	96	95,770
6.000%	12/01/52	165	169,030
6.000%	03/01/53	74	75,264
6.250%	07/15/32(k)	65	75,931
6.750%	03/15/31(k)	975	1,141,688
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29(k)	280	214,109
Federal National Mortgage Assoc.
1.500%	TBA	400	309,047
1.500%	11/01/41	200	161,908
2.000%	TBA	2,183	1,780,083
2.000%	07/01/30	27	24,413
2.000%	04/01/31	21	19,345

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.000%	05/01/36	96	$85,502
2.000%	05/01/36	104	92,322
2.000%	05/01/36	170	151,003
2.000%	06/01/36	281	250,633
2.000%	08/01/36	35	31,244
2.000%	08/01/36	203	180,209
2.000%	09/01/36	150	133,271
2.000%	10/01/36	82	72,811
2.000%	12/01/36	99	87,795
2.000%	02/01/37	193	171,211
2.000%	03/01/37	553	490,629
2.000%	06/01/40	81	70,015
2.000%	11/01/40	21	17,770
2.000%	12/01/40	161	137,828
2.000%	11/01/41	644	547,858
2.000%	07/01/50	93	76,119
2.000%	09/01/50	658	541,405
2.000%	02/01/51	333	273,305
2.000%	02/01/51	3,784	3,103,049
2.000%	03/01/51	95	78,422
2.000%	03/01/51	118	97,236
2.000%	03/01/51	135	110,611
2.000%	05/01/51	379	310,643
2.000%	05/01/51	2,077	1,707,637
2.000%	07/01/51	583	476,489
2.000%	08/01/51	235	192,770
2.000%	08/01/51	2,758	2,254,529
2.500%	TBA	125	113,794
2.500%	05/01/30	32	29,520
2.500%	06/01/30	12	11,443
2.500%	07/01/30	26	24,060
2.500%	07/01/30	31	28,749
2.500%	07/01/30	32	29,879
2.500%	02/01/36	447	408,906
2.500%	05/01/36	399	363,963
2.500%	06/01/36	89	81,438
2.500%	09/01/36	189	172,268
2.500%	04/01/37	272	245,438
2.500%	06/01/40	270	239,256
2.500%	07/01/50	23	19,448
2.500%	09/01/50	207	176,721
2.500%	11/01/50	308	265,292
2.500%	01/01/51	234	199,939
2.500%	05/01/51	531	452,384
2.500%	07/01/51	635	541,965
2.500%	09/01/51	544	465,490
2.500%	11/01/51	398	341,166
2.500%	11/01/51	2,976	2,539,246
2.500%	12/01/51	198	170,035
2.500%	12/01/51	230	194,946
2.500%	01/01/52	546	466,708
2.500%	03/01/52	152	129,616
2.500%	04/01/52	282	238,912
2.500%	04/01/52	346	294,680
3.000%	TBA	225	198,009
3.000%	TBA	700	652,969
3.000%	06/01/30	40	37,835
3.000%	07/01/30	28	26,306

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	07/01/30	54	$51,393
3.000%	09/01/30	28	26,519
3.000%	11/01/30	13	12,794
3.000%	03/01/31	46	43,694
3.000%	06/01/32	72	67,570
3.000%	07/01/33	45	41,994
3.000%	03/01/35	14	13,148
3.000%	05/01/35	140	130,598
3.000%	09/01/35	23	21,575
3.000%	02/01/37	24	22,431
3.000%	12/01/40	142	128,596
3.000%	05/01/45	193	173,847
3.000%	06/01/45	137	124,009
3.000%	07/01/45	40	35,896
3.000%	08/01/45	125	113,137
3.000%	01/01/46	22	19,917
3.000%	04/01/46	200	180,226
3.000%	10/01/46	47	42,450
3.000%	10/01/46	70	63,070
3.000%	11/01/46	179	160,647
3.000%	12/01/46	74	66,691
3.000%	12/01/46	307	274,676
3.000%	08/01/50	82	72,437
3.000%	08/01/50	185	163,466
3.000%	10/01/50	139	123,441
3.000%	12/01/50	192	169,959
3.000%	12/01/50	246	219,516
3.000%	05/01/51	310	275,217
3.000%	08/01/51	229	202,461
3.000%	12/01/51	237	209,181
3.000%	06/01/52	238	209,712
3.000%	06/01/52	1,562	1,376,987
3.500%	TBA	175	166,380
3.500%	12/01/29	19	18,654
3.500%	05/01/30	16	14,977
3.500%	10/01/30	27	25,832
3.500%	02/01/36	67	63,671
3.500%	02/01/37	21	20,094
3.500%	06/01/43	138	129,391
3.500%	12/01/46	260	241,203
3.500%	08/01/47	35	32,009
3.500%	09/01/47	147	135,607
3.500%	09/01/47	199	184,337
3.500%	01/01/48	444	410,257
3.500%	03/01/48	178	164,006
3.500%	11/01/48	152	140,042
3.500%	10/01/50	1,848	1,699,978
3.500%	09/01/57	323	294,609
3.500%	05/01/58	126	114,384
4.000%	04/01/35	22	21,506
4.000%	03/01/41	51	49,451
4.000%	11/01/42	70	67,572
4.000%	06/01/44	27	25,809
4.000%	03/01/45	18	17,116
4.000%	01/01/46	58	55,575
4.000%	03/01/46	112	106,909
4.000%	04/01/47	53	50,932
4.000%	07/01/47	126	120,904

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	12/01/47	154	$147,410
4.000%	06/01/48	876	834,545
4.000%	02/01/49	191	182,334
4.000%	09/01/49	113	106,980
4.500%	TBA	1,415	1,387,363
4.500%	08/01/40	27	26,593
4.500%	02/01/41	24	23,279
4.500%	06/01/41	70	69,243
4.500%	09/01/41	13	12,387
4.500%	01/01/42	38	37,361
4.500%	01/01/43	36	35,411
4.500%	03/01/44	15	14,983
4.500%	06/01/48	54	52,868
4.500%	01/01/51	153	149,533
4.500%	07/01/52	532	511,969
5.000%	TBA	450	440,930
5.000%	05/01/38	38	38,206
5.000%	08/01/52	866	852,318
5.500%	TBA	2,475	2,463,012
5.500%	07/01/38	20	20,550
5.500%	05/01/39	26	26,589
5.500%	05/01/40	13	13,543
5.500%	10/01/52	187	186,776
5.500%	11/01/52	502	501,426
6.000%	02/01/36	15	15,644
6.000%	11/01/38	14	14,433
6.000%	09/01/39	33	34,588
6.000%	06/01/40	19	19,990
6.000%	05/01/53	125	127,418
6.625%	11/15/30(k)	405	469,162
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	104	67,892
Government National Mortgage Assoc.
2.000%	TBA	500	420,215
2.000%	10/20/50	296	250,474
2.000%	11/20/50	214	177,904
2.000%	08/20/51	46	38,724
2.000%	09/20/51	224	188,885
2.000%	11/20/51	367	308,808
2.000%	08/20/52	546	459,188
2.500%	01/20/47	30	26,270
2.500%	09/20/51	457	396,093
2.500%	12/20/51	2,729	2,364,071
2.500%	10/20/52	1,638	1,418,872
3.000%	TBA	333	297,528
3.000%	11/20/43	134	122,357
3.000%	01/15/45	17	15,409
3.000%	03/15/45	17	15,116
3.000%	01/20/47	171	155,102
3.000%	06/20/47	261	236,702
3.000%	08/20/47	107	96,606
3.000%	04/20/51	639	574,508
3.000%	05/20/51	68	60,948
3.000%	07/20/51	263	236,248
3.000%	09/20/51	160	143,925
3.000%	12/20/51	197	176,833
3.000%	01/20/52	652	583,397
3.500%	TBA	1,240	1,144,433

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	04/15/45	17	$15,932
3.500%	03/20/47	94	87,873
3.500%	07/20/47	571	534,669
3.500%	08/20/47	136	126,634
3.500%	09/20/47	26	24,612
3.500%	11/20/47	21	19,775
3.500%	12/20/47	20	18,627
3.500%	03/20/48	73	67,873
3.500%	11/20/51	46	42,575
3.500%	06/20/52	462	426,282
4.000%	TBA	600	567,727
4.000%	03/15/44	38	36,680
4.000%	01/20/46	53	50,643
4.000%	02/20/46	18	17,641
4.000%	03/20/46	83	79,459
4.000%	07/20/47	146	139,927
4.000%	12/20/47	53	51,139
4.000%	11/20/48	214	205,345
4.500%	TBA	550	530,836
4.500%	10/15/41	20	19,997
4.500%	07/20/44	79	78,342
4.500%	04/20/45	89	88,552
4.500%	07/20/52	122	117,636
5.000%	TBA	980	963,003
5.000%	06/15/38	11	11,446
5.000%	06/15/39	20	19,975
5.000%	12/15/39	16	16,165
5.000%	03/15/44	66	66,127
5.000%	11/20/52	49	48,401
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30	215	152,924

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $74,416,568)			68,828,253

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bonds
1.375%	11/15/40	4,194	2,807,359
1.750%	08/15/41(k)	36,679	25,784,191
1.875%	02/15/41	5,380	3,908,066
2.000%	08/15/51	6,180	4,213,987
2.250%	05/15/41(a)(h)(k)	37,495	28,882,867
2.375%	05/15/51(h)	220	163,625
2.875%	05/15/52(h)	306	253,693
4.000%	11/15/42(h)(k)	1,647	1,637,478
4.000%	11/15/52	4,585	4,712,520
U.S. Treasury Notes
1.250%	06/30/28(k)	605	526,728
1.875%	02/15/32(k)	40	34,269
2.375%	03/31/29(k)	90	82,188
2.750%	07/31/27	6,906	6,511,063
2.750%	08/15/32(k)	80	73,350
2.875%	08/15/28(k)	14,366	13,534,343
2.875%	05/15/32	368	341,263
3.250%	06/30/29(h)(k)	480	459,263
3.500%	02/15/33	1,046	1,019,033
3.750%	04/15/26	3,869	3,787,086
3.875%	11/30/29	10	9,912
3.875%	12/31/29	75	74,367

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
4.500%	11/30/24	9,661	$9,558,729
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38	625	348,389
1.961%(s)	11/15/40(k)	5,785	2,834,198
1.964%(s)	08/15/41	7,655	3,600,840
2.052%(s)	11/15/43	245	104,584
2.069%(s)	05/15/43(k)	3,015	1,314,823
2.075%(s)	02/15/43	3,280	1,449,478
2.117%(s)	05/15/44	1,220	512,162
2.119%(s)	08/15/45(k)	6,235	2,498,140
2.122%(s)	08/15/44(k)	600	249,445
2.125%(s)	05/15/45(k)	640	258,900
3.930%(s)	02/15/41	1,120	541,363

TOTAL U.S. TREASURY OBLIGATIONS (cost $140,956,555)			122,087,702

TOTAL LONG-TERM INVESTMENTS (cost $9,759,159,894)			10,245,089,838

		Shares

SHORT-TERM INVESTMENTS — 18.0%
AFFILIATED MUTUAL FUNDS — 16.6%
PGIM Core Ultra Short Bond Fund(wd)		1,835,243,306	1,835,243,306
PGIM Institutional Money Market Fund (cost $198,933,713; includes $197,965,272 of cash collateral for securities on loan)(b)(wd)		199,058,475	198,919,134

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,034,177,019)			2,034,162,440

Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER(n) — 0.5%
Aon Corp.
5.490%	07/19/23	5,175	5,160,606
AT&T, Inc.
5.613%	11/21/23	3,575	3,493,976
5.619%	11/20/23	3,300	3,225,754
Consolidated Edison Co. of New York, Inc.
5.322%	07/10/23	5,150	5,142,504
Dominion Resources, Inc.
5.599%	09/08/23	3,575	3,536,093
Edison International
5.940%	10/10/23	3,925	3,860,444
Electricite de France SA
5.561%	07/03/23	3,925	3,923,249
Engie SA
5.411%	11/21/23	4,725	4,623,583
Mondelez International, Inc.
5.421%	07/18/23	3,925	3,914,677
Paramount Global
5.829%	08/03/23	4,375	4,351,006
Public Service Electric & Gas Co.
5.639%	08/08/23	3,900	3,876,851
Raytheon Technologies Corp.
5.424%	07/19/23	4,200	4,188,052

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL PAPER(n) (continued)
RWE AG
5.755%	07/11/23		3,950	$3,943,112
Sempra Energy
5.602%	09/08/23		3,975	3,931,508
5.627%	09/05/23		3,975	3,933,431

TOTAL COMMERCIAL PAPER (cost $61,126,303)				61,104,846

FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Japan Treasury Discount Bills, Series 1151
(0.181)%	07/24/23	JPY	1,764,600	12,229,947
Japan Treasury Discount Bills, Series 1165
(0.132)%	09/25/23	JPY	695,100	4,818,545

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $18,060,766)				17,048,492

U.S. TREASURY OBLIGATION(k)(n) — 0.7%
U.S. Treasury Bills
5.098%	09/14/23		80,700	79,856,486

(cost $79,854,163)

		Shares

UNAFFILIATED FUND — 0.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)			14,693,665	14,693,665

(cost $14,693,665)

TOTAL SHORT-TERM INVESTMENTS (cost $2,207,911,916)				2,206,865,929

TOTAL INVESTMENTS—101.5% (cost $11,967,071,810)				12,451,955,767
Liabilities in excess of other assets(z) — (1.5)%				(185,918,875)

NET ASSETS — 100.0%				$12,266,036,892

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $212,646 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $194,563,122; cash collateral of $197,965,272 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,105,588. The aggregate value of $568,483 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	2.500%	TBA	07/13/23	$ (722)	$(612,177)
Federal National Mortgage Assoc.	3.500%	TBA	07/13/23	(3,320)	(3,025,220)
Federal National Mortgage Assoc.	4.000%	TBA	07/13/23	(2,949)	(2,767,337)
Federal National Mortgage Assoc.	4.500%	TBA	07/13/23	(100)	(96,141)
Government National Mortgage Assoc.	2.500%	TBA	07/20/23	(1,525)	(1,320,436)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $7,872,759)					$(7,821,311)

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
778	2 Year U.S. Treasury Notes	Sep. 2023	$158,201,438	$(2,205,821)
5	3 Year Australian Treasury Bonds	Sep. 2023	351,828	(1,750)
2,715	5 Year U.S. Treasury Notes	Sep. 2023	290,759,531	(5,524,621)
22	10 Year Canadian Government Bonds	Sep. 2023	2,034,844	14,463
2	10 Year Japanese Government Bonds	Sep. 2023	2,058,976	(5,474)
1	10 Year Korea Treasury Bond	Sep. 2023	84,211	(57)
26	10 Year Mini Japanese Government Bonds	Sep. 2023	2,675,408	370
2,999	10 Year U.S. Treasury Notes	Sep. 2023	336,684,624	(6,242,489)
538	20 Year U.S. Treasury Bonds	Sep. 2023	68,275,563	(196,346)
14	30 Year Euro Buxl	Sep. 2023	2,132,641	40,767
1,216	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	165,642,000	1,228,741
48	10 Year Australian Treasury Bonds	Sep. 2023	3,714,633	(14,643)
59	Euro Schatz Index	Sep. 2023	6,750,327	(40,570)
5	Euro-BTP Italian Government Bond	Sep. 2023	633,496	(3,238)
1	Euro-OAT	Sep. 2023	140,110	272
2,405	Mini MSCI EAFE Index	Sep. 2023	259,198,875	2,058,959
853	Russell 2000 E-Mini Index	Sep. 2023	81,192,805	1,118,299
3,083	S&P 500 E-Mini Index	Sep. 2023	691,863,738	21,236,213

				11,463,075

Short Positions:
525	2 Year U.S. Treasury Notes	Sep. 2023	106,755,469	1,006,229
24	3 Year Korea Treasury Bond	Sep. 2023	1,889,364	3,916
18	5 Year Canadian Government Bonds	Sep. 2023	1,496,660	16,277
187	5 Year Euro-Bobl	Sep. 2023	23,611,135	174,430

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Futures contracts outstanding at June 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
179	5 Year U.S. Treasury Notes	Sep. 2023	$19,169,781	$384,601
187	10 Year Euro-Bund	Sep. 2023	27,290,235	170,923
104	10 Year U.K. Gilt	Sep. 2023	12,587,224	(2,813)
93	10 Year U.S. Treasury Notes	Sep. 2023	10,440,704	98,443
405	10 Year U.S. Ultra Treasury Notes	Sep. 2023	47,967,188	581,898
48	20 Year U.S. Treasury Bonds	Sep. 2023	6,091,500	63,902
13	30 Year Euro Buxl	Sep. 2023	1,980,310	(29,865)
84	British Pound Currency	Sep. 2023	6,666,975	(124,828)
420	Euro Currency	Sep. 2023	57,503,250	(931,603)
263	Euro Schatz Index	Sep. 2023	30,090,440	247,092

				1,658,602

				$13,121,677

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/23	BARC	AUD	10,793	$7,150,363	$7,191,128	$40,765	$—
Expiring 07/07/23	BARC	AUD	1,736	1,150,100	1,156,657	6,557	—
Expiring 07/07/23	BNP	AUD	1,575	1,028,360	1,049,387	21,027	—
Expiring 07/07/23	BNP	AUD	780	521,149	519,696	—	(1,453)
Expiring 07/07/23	BNP	AUD	485	328,437	323,144	—	(5,293)
Expiring 07/07/23	BOA	AUD	1,495	1,027,424	996,084	—	(31,340)
Expiring 07/07/23	GSB	AUD	1,520	1,014,928	1,012,741	—	(2,187)
Expiring 07/07/23	HSBC	AUD	370	245,341	246,523	1,182	—
Expiring 07/07/23	JPM	AUD	1,500	1,018,214	999,414	—	(18,800)
Expiring 07/07/23	MSI	AUD	3,040	2,059,560	2,025,482	—	(34,078)
Expiring 07/07/23	TD	AUD	4,186	2,727,585	2,789,035	61,450	—
Expiring 07/07/23	UBS	AUD	1,515	1,031,115	1,009,410	—	(21,705)
Expiring 07/07/23	UBS	AUD	1,510	1,032,614	1,006,079	—	(26,535)
Expiring 07/07/23	UBS	AUD	1,080	729,281	719,579	—	(9,702)
Expiring 07/19/23	CITI	AUD	637	413,227	424,584	11,357	—
Expiring 07/19/23	TD	AUD	626	410,000	417,348	7,348	—
Expiring 08/04/23	BARC	AUD	1,086	720,041	724,214	4,173	—
Expiring 08/04/23	GSB	AUD	1,550	1,031,014	1,033,640	2,626	—
Brazilian Real,
Expiring 07/05/23	BARC	BRL	1,315	272,867	274,376	1,509	—
Expiring 07/05/23	CITI	BRL	5,661	1,126,785	1,181,118	54,333	—
Expiring 07/05/23	CITI	BRL	1,518	304,696	316,731	12,035	—
Expiring 07/05/23	CITI	BRL	1,012	203,295	211,155	7,860	—
Expiring 07/05/23	CITI	BRL	768	159,363	160,244	881	—
Expiring 07/05/23	GSB	BRL	2,083	414,949	434,620	19,671	—
Expiring 08/02/23	CITI	BRL	5,661	1,172,664	1,174,992	2,328	—
Expiring 08/02/23	CITI	BRL	3,298	683,014	684,562	1,548	—
British Pound,
Expiring 07/05/23	BARC	GBP	928	1,179,482	1,178,931	—	(551)
Expiring 07/07/23	BARC	GBP	823	1,031,581	1,045,252	13,671	—
Expiring 07/07/23	BARC	GBP	816	1,020,375	1,036,362	15,987	—
Expiring 07/07/23	BARC	GBP	804	1,031,561	1,021,121	—	(10,440)
Expiring 07/07/23	BNP	GBP	811	1,033,540	1,030,011	—	(3,529)
Expiring 07/07/23	BNP	GBP	612	770,029	777,271	7,242	—
Expiring 07/07/23	BNP	GBP	606	772,699	769,651	—	(3,048)

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/07/23	BOA	GBP	1,056	$1,309,837	$1,341,174	$31,337	$—
Expiring 07/07/23	CITI	GBP	815	1,026,964	1,035,092	8,128	—
Expiring 07/07/23	GSB	GBP	830	1,024,268	1,054,142	29,874	—
Expiring 07/07/23	GSB	GBP	748	935,159	949,998	14,839	—
Expiring 07/07/23	GSB	GBP	597	741,312	758,220	16,908	—
Expiring 07/07/23	GSB	GBP	218	277,510	276,871	—	(639)
Expiring 07/07/23	JPM	GBP	1,648	2,050,753	2,093,044	42,291	—
Expiring 07/07/23	JPM	GBP	829	1,037,923	1,052,872	14,949	—
Expiring 07/07/23	JPM	GBP	824	1,023,643	1,046,522	22,879	—
Expiring 07/07/23	JPM	GBP	808	1,030,455	1,026,202	—	(4,253)
Expiring 07/07/23	JPM	GBP	807	1,029,299	1,024,932	—	(4,367)
Expiring 07/07/23	JPM	GBP	590	751,617	749,330	—	(2,287)
Expiring 07/07/23	MSI	GBP	229	289,674	290,842	1,168	—
Expiring 07/07/23	TD	GBP	19,409	24,494,158	24,650,420	156,262	—
Expiring 07/07/23	TD	GBP	2,363	2,982,106	3,001,131	19,025	—
Expiring 07/07/23	TD	GBP	1,055	1,331,410	1,339,904	8,494	—
Expiring 07/19/23	CITI	GBP	118	149,038	150,384	1,346	—
Expiring 07/19/23	JPM	GBP	580	717,565	736,423	18,858	—
Expiring 07/19/23	MSI	GBP	235	291,323	298,252	6,929	—
Expiring 08/04/23	BNP	GBP	439	556,290	557,664	1,374	—
Canadian Dollar,
Expiring 07/07/23	BARC	CAD	1,533	1,129,313	1,157,318	28,005	—
Expiring 07/07/23	BNP	CAD	1,400	1,028,777	1,056,912	28,135	—
Expiring 07/07/23	BNP	CAD	1,400	1,028,717	1,056,912	28,195	—
Expiring 07/07/23	BNP	CAD	360	271,071	271,777	706	—
Expiring 07/07/23	BOA	CAD	435	329,604	328,397	—	(1,207)
Expiring 07/07/23	GSB	CAD	1,375	1,033,340	1,038,038	4,698	—
Expiring 07/07/23	JPM	CAD	2,730	2,049,834	2,060,978	11,144	—
Expiring 07/07/23	JPM	CAD	1,365	1,021,027	1,030,489	9,462	—
Expiring 07/07/23	JPM	CAD	1,360	1,024,073	1,026,714	2,641	—
Expiring 07/07/23	JPM	CAD	1,320	990,853	996,516	5,663	—
Expiring 07/07/23	JPM	CAD	700	524,063	528,456	4,393	—
Expiring 07/07/23	RBC	CAD	13,477	10,165,183	10,174,284	9,101	—
Expiring 07/07/23	RBC	CAD	2,715	2,059,596	2,049,654	—	(9,942)
Expiring 07/07/23	SSB	CAD	1,182	885,543	892,336	6,793	—
Expiring 07/07/23	TD	CAD	981	730,488	740,593	10,105	—
Expiring 07/07/23	UBS	CAD	392	293,367	295,935	2,568	—
Expiring 07/19/23	MSI	CAD	152	111,886	114,701	2,815	—
Expiring 08/04/23	RBC	CAD	1,533	1,156,740	1,157,840	1,100	—
Expiring 08/04/23	RBC	CAD	226	170,531	170,693	162	—
Chilean Peso,
Expiring 07/07/23	MSI	CLP	925,020	1,154,831	1,152,881	—	(1,950)
Expiring 07/07/23	MSI	CLP	233,373	291,352	290,860	—	(492)
Chinese Renminbi,
Expiring 07/07/23	HSBC	CNH	14,943	2,056,621	2,056,593	—	(28)
Expiring 07/07/23	HSBC	CNH	6,805	936,580	936,567	—	(13)
Expiring 07/07/23	JPM	CNH	3,712	512,368	510,879	—	(1,489)
Expiring 07/07/23	MSI	CNH	2,563	363,327	352,744	—	(10,583)
Expiring 07/13/23	BOA	CNH	3,090	451,768	425,488	—	(26,280)
Expiring 08/23/23	BNP	CNH	3,008	416,000	415,545	—	(455)
Expiring 08/23/23	BOA	CNH	10,411	1,444,000	1,438,219	—	(5,781)
Expiring 08/23/23	GSI	CNH	10,237	1,431,000	1,414,240	—	(16,760)
Expiring 08/23/23	HSBC	CNH	10,871	1,533,000	1,501,771	—	(31,229)
Expiring 08/23/23	JPM	CNH	10,406	1,455,000	1,437,643	—	(17,357)
Expiring 08/23/23	JPM	CNH	2,991	413,000	413,238	238	—

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/23/23	MSI	CNH	16,614	$2,334,000	$2,295,227	$—	$(38,773)
Expiring 08/23/23	SSB	CNH	2,933	410,000	405,214	—	(4,786)
Expiring 08/23/23	SSB	CNH	2,915	412,000	402,654	—	(9,346)
Expiring 01/24/24	BOA	CNH	3,090	457,744	432,601	—	(25,143)
Colombian Peso,
Expiring 07/07/23	DB	COP	1,838,203	442,834	439,670	—	(3,164)
Expiring 07/07/23	DB	COP	1,315,693	316,958	314,694	—	(2,264)
Expiring 07/07/23	MSI	COP	861,107	192,663	205,964	13,301	—
Expiring 09/20/23	BARC	COP	9,477,546	2,227,097	2,221,966	—	(5,131)
Expiring 09/20/23	CITI	COP	7,545,871	1,664,658	1,769,094	104,436	—
Expiring 09/20/23	DB	COP	7,428,530	1,671,210	1,741,584	70,374	—
Expiring 09/20/23	DB	COP	3,094,461	683,000	725,482	42,482	—
Czech Koruna,
Expiring 07/07/23	MSI	CZK	19,167	876,206	879,501	3,295	—
Expiring 07/07/23	MSI	CZK	18,691	854,446	857,659	3,213	—
Expiring 07/19/23	BARC	CZK	2,257	106,184	103,504	—	(2,680)
Expiring 07/19/23	DB	CZK	10,520	476,714	482,439	5,725	—
Danish Krone,
Expiring 07/07/23	DB	DKK	3,244	472,939	475,607	2,668	—
Euro,
Expiring 07/05/23	GSI	EUR	21,308	23,354,310	23,256,945	—	(97,365)
Expiring 07/07/23	BARC	EUR	958	1,023,357	1,045,716	22,359	—
Expiring 07/07/23	BARC	EUR	118	128,918	128,804	—	(114)
Expiring 07/07/23	BNP	EUR	1,054	1,141,461	1,150,505	9,044	—
Expiring 07/07/23	BNP	EUR	709	774,432	773,916	—	(516)
Expiring 07/07/23	BOA	EUR	957	1,029,847	1,044,624	14,777	—
Expiring 07/07/23	BOA	EUR	571	610,022	623,281	13,259	—
Expiring 07/07/23	BOA	EUR	120	128,239	130,986	2,747	—
Expiring 07/07/23	CITI	EUR	1,149	1,240,558	1,254,203	13,645	—
Expiring 07/07/23	CITI	EUR	1,064	1,150,017	1,161,421	11,404	—
Expiring 07/07/23	CITI	EUR	1,005	1,077,669	1,097,019	19,350	—
Expiring 07/07/23	CITI	EUR	964	1,038,219	1,052,264	14,045	—
Expiring 07/07/23	DB	EUR	6,377	6,864,171	6,960,885	96,714	—
Expiring 07/07/23	GSB	EUR	672	723,194	733,529	10,335	—
Expiring 07/07/23	HSBC	EUR	89,275	96,845,520	97,449,108	603,588	—
Expiring 07/07/23	HSBC	EUR	20,568	22,312,166	22,451,226	139,060	—
Expiring 07/07/23	JPM	EUR	2,053	2,245,008	2,240,975	—	(4,033)
Expiring 07/07/23	JPM	EUR	958	1,028,383	1,045,715	17,332	—
Expiring 07/07/23	JPM	EUR	541	581,685	590,535	8,850	—
Expiring 07/07/23	MSI	EUR	716	765,614	781,558	15,944	—
Expiring 07/07/23	MSI	EUR	74	79,506	80,775	1,269	—
Expiring 07/07/23	SCS	EUR	105	114,955	114,614	—	(341)
Expiring 07/07/23	TD	EUR	801	861,098	874,341	13,243	—
Expiring 07/07/23	UBS	EUR	536	576,323	585,077	8,754	—
Expiring 07/07/23	UBS	EUR	100	107,783	109,156	1,373	—
Expiring 07/19/23	BOA	EUR	767	829,833	837,766	7,933	—
Expiring 07/19/23	BOA	EUR	762	823,000	832,778	9,778	—
Expiring 07/19/23	CITI	EUR	367	407,329	401,262	—	(6,067)
Expiring 07/19/23	JPM	EUR	1,429	1,565,316	1,560,519	—	(4,797)
Expiring 08/03/23	JPM	EUR	941	1,028,387	1,028,623	236	—
Expiring 08/04/23	CITI	EUR	943	1,024,678	1,030,858	6,180	—
Expiring 08/04/23	GSB	EUR	512	559,426	559,703	277	—
Expiring 08/04/23	HSBC	EUR	1,849	2,008,583	2,021,267	12,684	—
Expiring 08/04/23	MSI	EUR	104	113,882	113,689	—	(193)
Expiring 08/04/23	UBS	EUR	1,221	1,338,994	1,334,758	—	(4,236)

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 07/07/23	BARC	HUF	152,700	$441,035	$446,406	$5,371	$—
Expiring 07/07/23	BARC	HUF	74,134	212,401	216,724	4,323	—
Expiring 07/07/23	BARC	HUF	41,838	119,622	122,310	2,688	—
Expiring 07/07/23	JPM	HUF	821,880	2,399,650	2,402,700	3,050	—
Expiring 07/07/23	JPM	HUF	120,996	353,273	353,722	449	—
Expiring 07/07/23	SCS	HUF	30,828	88,148	90,123	1,975	—
Expiring 07/19/23	BARC	HUF	171,582	493,211	499,871	6,660	—
Expiring 07/19/23	BOA	HUF	98,372	284,806	286,588	1,782	—
Expiring 07/19/23	HSBC	HUF	616,868	1,730,102	1,797,124	67,022	—
Expiring 07/19/23	HSBC	HUF	77,709	217,948	226,391	8,443	—
Expiring 07/19/23	JPM	HUF	419,921	1,186,613	1,223,358	36,745	—
Expiring 07/19/23	JPM	HUF	411,450	1,175,235	1,198,679	23,444	—
Expiring 07/19/23	JPM	HUF	52,899	149,483	154,112	4,629	—
Expiring 07/19/23	JPM	HUF	51,832	148,049	151,002	2,953	—
Expiring 07/19/23	TD	HUF	653,665	1,878,618	1,904,326	25,708	—
Indian Rupee,
Expiring 07/07/23	BOA	INR	28,578	344,795	348,032	3,237	—
Expiring 07/07/23	CITI	INR	21,456	260,136	261,299	1,163	—
Expiring 07/07/23	GSB	INR	4,685	56,805	57,055	250	—
Expiring 07/07/23	JPM	INR	58,910	713,888	717,426	3,538	—
Expiring 07/07/23	JPM	INR	50,064	606,873	609,696	2,823	—
Expiring 07/07/23	JPM	INR	39,460	481,220	480,558	—	(662)
Expiring 07/07/23	JPM	INR	23,894	289,765	290,990	1,225	—
Expiring 07/07/23	JPM	INR	23,752	287,311	289,260	1,949	—
Expiring 07/07/23	JPM	INR	11,601	140,644	141,281	637	—
Expiring 07/07/23	JPM	INR	11,178	135,122	136,129	1,007	—
Expiring 07/07/23	JPM	INR	6,024	73,031	73,362	331	—
Expiring 07/07/23	SCS	INR	12,866	155,989	156,686	697	—
Expiring 08/04/23	MSI	INR	292,468	3,561,775	3,559,244	—	(2,531)
Expiring 09/20/23	JPM	INR	208,371	2,533,000	2,532,000	—	(1,000)
Indonesian Rupiah,
Expiring 07/07/23	BARC	IDR	35,017,242	2,337,537	2,327,910	—	(9,627)
Expiring 07/07/23	BARC	IDR	3,380,000	225,628	224,699	—	(929)
Expiring 09/20/23	MSI	IDR	89,238,435	6,000,231	5,925,396	—	(74,835)
Israeli Shekel,
Expiring 07/07/23	BNP	ILS	5,990	1,615,482	1,616,307	825	—
Expiring 07/07/23	BNP	ILS	3,004	810,168	810,582	414	—
Expiring 07/07/23	GSB	ILS	1,215	328,095	327,849	—	(246)
Expiring 09/20/23	BARC	ILS	3,714	1,047,000	1,005,174	—	(41,826)
Expiring 09/20/23	CITI	ILS	1,723	473,472	466,266	—	(7,206)
Japanese Yen,
Expiring 07/07/23	BARC	JPY	35,800	257,918	248,359	—	(9,559)
Expiring 07/07/23	BNP	JPY	3,954,569	27,342,084	27,434,507	92,423	—
Expiring 07/07/23	BNP	JPY	2,221,006	16,008,254	15,408,052	—	(600,202)
Expiring 07/07/23	BNP	JPY	146,900	1,023,533	1,019,107	—	(4,426)
Expiring 07/07/23	BNP	JPY	73,100	511,973	507,125	—	(4,848)
Expiring 07/07/23	BNP	JPY	71,700	516,802	497,413	—	(19,389)
Expiring 07/07/23	BOA	JPY	144,100	1,031,745	999,683	—	(32,062)
Expiring 07/07/23	BOA	JPY	73,800	515,002	511,981	—	(3,021)
Expiring 07/07/23	CITI	JPY	143,000	1,021,400	992,051	—	(29,349)
Expiring 07/07/23	DB	JPY	214,400	1,525,856	1,487,383	—	(38,473)
Expiring 07/07/23	DB	JPY	214,400	1,540,889	1,487,383	—	(53,506)
Expiring 07/07/23	DB	JPY	143,300	1,028,768	994,132	—	(34,636)
Expiring 07/07/23	DB	JPY	142,700	1,031,088	989,970	—	(41,118)
Expiring 07/07/23	GSB	JPY	285,900	2,056,400	1,983,409	—	(72,991)

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/07/23	GSB	JPY	148,400	$1,030,699	$1,029,513	$—	$(1,186)
Expiring 07/07/23	HSBC	JPY	285,900	2,055,801	1,983,409	—	(72,392)
Expiring 07/07/23	HSBC	JPY	143,600	1,039,163	996,214	—	(42,949)
Expiring 07/07/23	HSBC	JPY	56,600	408,573	392,658	—	(15,915)
Expiring 07/07/23	JPM	JPY	572,500	4,142,337	3,971,673	—	(170,664)
Expiring 07/07/23	JPM	JPY	285,900	2,055,097	1,983,408	—	(71,689)
Expiring 07/07/23	JPM	JPY	214,400	1,524,037	1,487,383	—	(36,654)
Expiring 07/07/23	JPM	JPY	147,900	1,030,892	1,026,045	—	(4,847)
Expiring 07/07/23	JPM	JPY	147,500	1,029,337	1,023,269	—	(6,068)
Expiring 07/07/23	JPM	JPY	143,000	1,015,077	992,051	—	(23,026)
Expiring 07/07/23	JPM	JPY	73,800	515,436	511,982	—	(3,454)
Expiring 07/07/23	JPM	JPY	73,400	511,353	509,206	—	(2,147)
Expiring 07/07/23	MSI	JPY	369,100	2,573,142	2,560,602	—	(12,540)
Expiring 07/07/23	MSI	JPY	221,500	1,545,335	1,536,638	—	(8,697)
Expiring 07/07/23	MSI	JPY	221,300	1,545,369	1,535,251	—	(10,118)
Expiring 07/07/23	MSI	JPY	147,600	1,029,327	1,023,963	—	(5,364)
Expiring 07/07/23	MSI	JPY	147,500	1,030,034	1,023,269	—	(6,765)
Expiring 07/19/23	MSI	JPY	254,914	1,938,882	1,771,929	—	(166,953)
Expiring 08/04/23	BNP	JPY	1,061,906	7,373,195	7,400,319	27,124	—
Expiring 08/04/23	BNP	JPY	148,900	1,033,186	1,037,670	4,484	—
Malaysian Ringgit,
Expiring 07/07/23	BNP	MYR	8,528	1,826,349	1,837,456	11,107	—
Mexican Peso,
Expiring 07/07/23	BARC	MXN	8,790	509,183	512,832	3,649	—
Expiring 07/07/23	CA	MXN	26,480	1,547,452	1,544,915	—	(2,537)
Expiring 07/07/23	CA	MXN	17,770	1,024,473	1,036,750	12,277	—
Expiring 07/07/23	CA	MXN	11,615	664,786	677,651	12,865	—
Expiring 07/07/23	CA	MXN	10,670	615,127	622,516	7,389	—
Expiring 07/07/23	CA	MXN	8,830	514,027	515,167	1,140	—
Expiring 07/07/23	DB	MXN	170,693	9,960,611	9,958,693	—	(1,918)
Expiring 07/07/23	DB	MXN	35,788	2,088,370	2,087,968	—	(402)
Expiring 07/07/23	GSB	MXN	36,470	2,062,970	2,127,759	64,789	—
Expiring 07/07/23	GSB	MXN	17,870	1,022,545	1,042,584	20,039	—
Expiring 07/07/23	GSB	MXN	8,800	511,479	513,416	1,937	—
Expiring 07/07/23	GSB	MXN	8,800	511,182	513,416	2,234	—
Expiring 07/07/23	JPM	MXN	2,685	154,515	156,650	2,135	—
Expiring 07/07/23	JPM	MXN	2,685	154,500	156,650	2,150	—
Expiring 07/07/23	RBC	MXN	8,740	507,361	509,915	2,554	—
Expiring 07/07/23	SSB	MXN	26,320	1,527,169	1,535,580	8,411	—
Expiring 07/07/23	SSB	MXN	10,890	609,783	635,352	25,569	—
Expiring 07/07/23	SSB	MXN	6,255	357,887	364,934	7,047	—
New Taiwanese Dollar,
Expiring 07/07/23	BARC	TWD	11,655	374,350	374,056	—	(294)
Expiring 07/07/23	BARC	TWD	7,925	258,691	254,345	—	(4,346)
Expiring 07/07/23	BOA	TWD	8,855	288,719	284,192	—	(4,527)
Expiring 07/07/23	JPM	TWD	7,885	256,773	253,060	—	(3,713)
Expiring 09/20/23	CITI	TWD	145,167	4,767,619	4,673,003	—	(94,616)
New Zealand Dollar,
Expiring 07/07/23	BNP	NZD	905	563,391	555,380	—	(8,011)
Expiring 07/07/23	BNP	NZD	850	524,332	521,627	—	(2,705)
Expiring 07/07/23	BNP	NZD	530	325,105	325,250	145	—
Expiring 07/07/23	JPM	NZD	3,365	2,039,614	2,065,030	25,416	—
Expiring 07/07/23	JPM	NZD	1,715	1,038,509	1,052,459	13,950	—
Expiring 07/07/23	JPM	NZD	1,270	772,046	779,373	7,327	—
Expiring 07/07/23	MSI	NZD	1,700	1,035,757	1,043,254	7,497	—

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/07/23	UBS	NZD	15,298	$9,270,588	$9,388,061	$117,473	$—
Expiring 07/07/23	UBS	NZD	1,715	1,035,610	1,052,460	16,850	—
Expiring 07/07/23	UBS	NZD	1,685	1,030,468	1,034,049	3,581	—
Expiring 07/07/23	UBS	NZD	1,680	1,016,266	1,030,981	14,715	—
Expiring 07/19/23	BOA	NZD	704	438,172	431,843	—	(6,329)
Expiring 07/19/23	MSI	NZD	770	479,253	472,277	—	(6,976)
Expiring 07/19/23	TD	NZD	669	406,000	410,555	4,555	—
Expiring 07/19/23	TD	NZD	666	407,000	408,820	1,820	—
Expiring 08/04/23	GSB	NZD	595	364,471	365,096	625	—
Expiring 08/04/23	UBS	NZD	1,939	1,174,914	1,189,784	14,870	—
Norwegian Krone,
Expiring 07/07/23	BOA	NOK	6,660	606,585	620,625	14,040	—
Expiring 07/07/23	CITI	NOK	11,030	1,029,109	1,027,850	—	(1,259)
Expiring 07/07/23	DB	NOK	40,882	3,800,262	3,809,658	9,396	—
Expiring 07/07/23	GSB	NOK	17,150	1,541,769	1,598,152	56,383	—
Expiring 07/07/23	GSB	NOK	11,450	1,043,444	1,066,988	23,544	—
Expiring 07/07/23	GSB	NOK	11,440	1,026,677	1,066,055	39,378	—
Expiring 07/07/23	GSB	NOK	11,070	1,039,846	1,031,577	—	(8,269)
Expiring 07/07/23	GSB	NOK	5,400	509,605	503,207	—	(6,398)
Expiring 07/07/23	GSB	NOK	1,420	128,545	132,325	3,780	—
Expiring 07/07/23	JPM	NOK	5,203	472,442	484,851	12,409	—
Expiring 07/07/23	UBS	NOK	2,980	268,710	277,696	8,986	—
Expiring 07/19/23	BNP	NOK	3,212	308,722	299,467	—	(9,255)
Expiring 08/04/23	DB	NOK	5,183	482,284	483,519	1,235	—
Expiring 08/04/23	GSB	NOK	5,550	517,656	517,756	100	—
Peruvian Nuevo Sol,
Expiring 07/07/23	CITI	PEN	960	260,318	264,452	4,134	—
Expiring 07/07/23	CITI	PEN	401	110,316	110,463	147	—
Expiring 08/04/23	CITI	PEN	960	263,483	263,756	273	—
Expiring 09/20/23	DB	PEN	3,775	1,025,396	1,034,056	8,660	—
Philippine Peso,
Expiring 07/07/23	BOA	PHP	10,730	194,384	194,057	—	(327)
Expiring 09/20/23	JPM	PHP	64,023	1,140,449	1,155,843	15,394	—
Polish Zloty,
Expiring 07/07/23	BARC	PLN	2,480	600,365	609,736	9,371	—
Expiring 07/07/23	BOA	PLN	555	131,142	136,453	5,311	—
Expiring 07/07/23	CITI	PLN	180	42,508	44,255	1,747	—
Expiring 07/07/23	DB	PLN	555	130,922	136,453	5,531	—
Expiring 07/07/23	HSBC	PLN	2,955	720,029	726,519	6,490	—
Expiring 07/07/23	HSBC	PLN	1,324	322,612	325,520	2,908	—
Expiring 07/19/23	HSBC	PLN	4,850	1,146,376	1,191,626	45,250	—
Expiring 07/19/23	JPM	PLN	3,802	911,000	934,231	23,231	—
Expiring 07/19/23	TD	PLN	3,855	922,000	947,128	25,128	—
Romanian Leu,
Expiring 07/07/23	BARC	RON	618	135,247	135,988	741	—
Expiring 07/07/23	BNP	RON	601	131,535	132,248	713	—
Singapore Dollar,
Expiring 07/07/23	JPM	SGD	830	617,987	613,880	—	(4,107)
Expiring 07/07/23	JPM	SGD	565	422,846	417,882	—	(4,964)
Expiring 07/07/23	MSI	SGD	1,820	1,341,540	1,346,099	4,559	—
Expiring 07/07/23	MSI	SGD	179	132,542	132,391	—	(151)
Expiring 08/04/23	MSI	SGD	1,574	1,161,345	1,165,377	4,032	—
South African Rand,
Expiring 07/07/23	BOA	ZAR	11,410	609,688	605,827	—	(3,861)
Expiring 07/07/23	DB	ZAR	38,421	2,033,836	2,040,006	6,170	—

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 07/07/23	GSB	ZAR	12,320	$626,899	$654,145	$27,246	$—
Expiring 09/20/23	MSI	ZAR	45,253	2,266,740	2,384,576	117,836	—
Expiring 09/20/23	MSI	ZAR	8,462	423,891	445,927	22,036	—
South Korean Won,
Expiring 07/07/23	BARC	KRW	671,080	516,653	509,417	—	(7,236)
Expiring 07/07/23	BARC	KRW	326,350	253,898	247,732	—	(6,166)
Expiring 07/07/23	BNP	KRW	6,627,846	5,026,617	5,031,196	4,579	—
Expiring 07/07/23	BNP	KRW	35,615	27,011	27,036	25	—
Expiring 07/07/23	BOA	KRW	1,324,790	1,030,644	1,005,648	—	(24,996)
Expiring 07/07/23	JPM	KRW	381,630	288,349	289,695	1,346	—
Expiring 07/07/23	MSI	KRW	452,290	352,218	343,333	—	(8,885)
Expiring 08/04/23	BOA	KRW	1,357,860	1,032,044	1,032,234	190	—
Expiring 09/20/23	CITI	KRW	297,344	233,839	226,662	—	(7,177)
Expiring 09/20/23	GSI	KRW	2,130,993	1,667,000	1,624,426	—	(42,574)
Swedish Krona,
Expiring 07/07/23	BARC	SEK	12,181	1,133,359	1,129,740	—	(3,619)
Expiring 07/07/23	BOA	SEK	11,120	1,045,007	1,031,337	—	(13,670)
Expiring 07/07/23	BOA	SEK	11,110	1,024,076	1,030,408	6,332	—
Expiring 07/07/23	CITI	SEK	11,140	1,026,446	1,033,191	6,745	—
Expiring 07/07/23	CITI	SEK	5,500	513,364	510,102	—	(3,262)
Expiring 07/07/23	GSB	SEK	11,180	1,031,289	1,036,901	5,612	—
Expiring 07/07/23	JPM	SEK	11,110	1,038,819	1,030,409	—	(8,410)
Expiring 07/07/23	JPM	SEK	11,110	1,030,306	1,030,408	102	—
Expiring 07/07/23	MSI	SEK	14,730	1,356,892	1,366,150	9,258	—
Expiring 07/07/23	SSB	SEK	11,190	1,045,351	1,037,829	—	(7,522)
Expiring 07/19/23	HSBC	SEK	3,603	350,463	334,376	—	(16,087)
Expiring 08/04/23	MSI	SEK	24,391	2,249,663	2,265,271	15,608	—
Swiss Franc,
Expiring 07/07/23	BARC	CHF	690	770,407	771,436	1,029	—
Expiring 07/07/23	BARC	CHF	115	127,948	128,572	624	—
Expiring 07/07/23	BNP	CHF	2,473	2,750,820	2,764,873	14,053	—
Expiring 07/07/23	BNP	CHF	2,278	2,525,899	2,546,859	20,960	—
Expiring 07/07/23	BNP	CHF	915	1,025,629	1,022,992	—	(2,637)
Expiring 07/07/23	BNP	CHF	915	1,026,044	1,022,993	—	(3,051)
Expiring 07/07/23	BNP	CHF	292	324,804	326,463	1,659	—
Expiring 07/07/23	BOA	CHF	1,870	2,070,746	2,090,705	19,959	—
Expiring 07/07/23	BOA	CHF	925	1,031,951	1,034,172	2,221	—
Expiring 07/07/23	BOA	CHF	925	1,020,549	1,034,173	13,624	—
Expiring 07/07/23	CA	CHF	925	1,027,675	1,034,172	6,497	—
Expiring 07/07/23	CITI	CHF	925	1,030,126	1,034,172	4,046	—
Expiring 07/07/23	DB	CHF	920	1,027,989	1,028,582	593	—
Expiring 07/07/23	GSB	CHF	920	1,025,774	1,028,582	2,808	—
Expiring 07/07/23	GSB	CHF	920	1,026,828	1,028,583	1,755	—
Expiring 07/07/23	MSI	CHF	1,835	2,057,283	2,051,574	—	(5,709)
Expiring 07/07/23	SSB	CHF	930	1,024,682	1,039,763	15,081	—
Expiring 07/07/23	SSB	CHF	925	1,022,987	1,034,173	11,186	—
Expiring 07/07/23	UBS	CHF	1,850	2,035,118	2,068,344	33,226	—
Expiring 07/19/23	MSI	CHF	1,000	1,123,255	1,119,517	—	(3,738)
Expiring 07/19/23	MSI	CHF	519	583,158	581,217	—	(1,941)
Expiring 08/04/23	MSI	CHF	925	1,032,972	1,037,349	4,377	—
Thai Baht,
Expiring 07/07/23	BARC	THB	51,949	1,458,422	1,466,160	7,738	—
Expiring 07/07/23	BARC	THB	47,015	1,319,905	1,326,908	7,003	—
Expiring 07/07/23	BARC	THB	18,020	519,159	508,580	—	(10,579)
Expiring 07/07/23	GSB	THB	6,818	196,967	192,425	—	(4,542)

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 07/07/23	UBS	THB	5,549	$155,915	$156,610	$695	$—
Expiring 07/07/23	UBS	THB	5,021	141,079	141,708	629	—
Turkish Lira,
Expiring 07/07/23	GSB	TRY	3,820	150,780	146,634	—	(4,146)
Expiring 07/07/23	GSB	TRY	1,029	44,163	39,499	—	(4,664)

				$567,214,302	$568,233,147	3,641,013	(2,622,168)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/23	BARC	AUD	1,086	$719,475	$723,577	$—	$(4,102)
Expiring 07/07/23	BNP	AUD	1,545	1,028,594	1,029,398	—	(804)
Expiring 07/07/23	BOA	AUD	1,570	1,024,708	1,046,055	—	(21,347)
Expiring 07/07/23	BOA	AUD	1,525	1,035,345	1,016,072	19,273	—
Expiring 07/07/23	HSBC	AUD	1,560	1,033,392	1,039,392	—	(6,000)
Expiring 07/07/23	JPM	AUD	1,520	1,028,820	1,012,741	16,079	—
Expiring 07/07/23	JPM	AUD	1,515	1,025,481	1,009,410	16,071	—
Expiring 07/07/23	JPM	AUD	1,165	772,423	776,212	—	(3,789)
Expiring 07/07/23	JPM	AUD	755	514,778	503,039	11,739	—
Expiring 07/07/23	JPM	AUD	745	512,996	496,377	16,619	—
Expiring 07/07/23	MSI	AUD	1,555	1,029,566	1,036,061	—	(6,495)
Expiring 07/07/23	RBC	AUD	585	381,930	389,772	—	(7,842)
Expiring 07/07/23	TD	AUD	10,793	7,032,686	7,191,127	—	(158,441)
Expiring 07/07/23	TD	AUD	1,736	1,131,172	1,156,656	—	(25,484)
Expiring 07/07/23	UBS	AUD	1,575	1,041,903	1,049,386	—	(7,483)
Expiring 07/07/23	UBS	AUD	1,570	1,022,789	1,046,055	—	(23,266)
Expiring 07/07/23	UBS	AUD	785	522,430	523,027	—	(597)
Expiring 07/19/23	CITI	AUD	239	158,436	159,273	—	(837)
Expiring 07/19/23	MSI	AUD	2,629	1,770,284	1,752,259	18,025	—
Expiring 08/04/23	BARC	AUD	10,793	7,155,986	7,197,463	—	(41,477)
Expiring 08/04/23	BARC	AUD	1,736	1,151,004	1,157,675	—	(6,671)
Brazilian Real,
Expiring 07/05/23	BARC	BRL	1,315	262,128	274,375	—	(12,247)
Expiring 07/05/23	CITI	BRL	5,661	1,178,830	1,181,117	—	(2,287)
Expiring 07/05/23	CITI	BRL	3,298	686,511	688,130	—	(1,619)
Expiring 07/05/23	GSB	BRL	2,083	432,229	434,619	—	(2,390)
British Pound,
Expiring 07/05/23	GSI	GBP	928	1,148,862	1,178,932	—	(30,070)
Expiring 07/07/23	BARC	GBP	828	1,025,818	1,051,602	—	(25,784)
Expiring 07/07/23	BARC	GBP	802	1,021,993	1,018,581	3,412	—
Expiring 07/07/23	BARC	GBP	602	767,424	764,571	2,853	—
Expiring 07/07/23	BARC	GBP	216	270,428	274,331	—	(3,903)
Expiring 07/07/23	BARC	GBP	103	128,126	130,816	—	(2,690)
Expiring 07/07/23	BNP	GBP	828	1,029,190	1,051,602	—	(22,412)
Expiring 07/07/23	BOA	GBP	566	721,714	718,849	2,865	—
Expiring 07/07/23	GSB	GBP	828	1,029,791	1,051,602	—	(21,811)
Expiring 07/07/23	JPM	GBP	823	1,031,145	1,045,252	—	(14,107)
Expiring 07/07/23	JPM	GBP	214	271,568	271,791	—	(223)
Expiring 07/07/23	MSI	GBP	262	324,648	332,753	—	(8,105)
Expiring 07/07/23	SCS	GBP	804	1,028,423	1,021,121	7,302	—
Expiring 07/07/23	SSB	GBP	572	708,198	726,469	—	(18,271)
Expiring 07/07/23	SSB	GBP	361	450,224	458,489	—	(8,265)

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/07/23	TD	GBP	19,301	$23,856,017	$24,513,255	$—	$(657,238)
Expiring 07/07/23	TD	GBP	8,904	11,005,335	11,308,534	—	(303,199)
Expiring 07/07/23	TD	GBP	643	794,747	816,642	—	(21,895)
Expiring 07/07/23	UBS	GBP	641	823,402	814,102	9,300	—
Expiring 07/19/23	HSBC	GBP	12,339	15,468,710	15,672,573	—	(203,863)
Expiring 08/02/23	BARC	GBP	928	1,179,748	1,179,179	569	—
Expiring 08/04/23	CITI	GBP	813	1,028,217	1,032,758	—	(4,541)
Expiring 08/04/23	TD	GBP	19,409	24,499,593	24,655,349	—	(155,756)
Expiring 08/04/23	TD	GBP	2,363	2,982,768	3,001,731	—	(18,963)
Expiring 08/04/23	TD	GBP	1,055	1,331,705	1,340,171	—	(8,466)
Canadian Dollar,
Expiring 07/07/23	BARC	CAD	13,426	9,890,516	10,135,783	—	(245,267)
Expiring 07/07/23	BARC	CAD	2,169	1,597,835	1,637,458	—	(39,623)
Expiring 07/07/23	BOA	CAD	2,790	2,048,941	2,106,274	—	(57,333)
Expiring 07/07/23	BOA	CAD	1,355	1,024,110	1,022,939	1,171	—
Expiring 07/07/23	CA	CAD	1,243	915,007	938,387	—	(23,380)
Expiring 07/07/23	GSB	CAD	610	461,787	460,511	1,276	—
Expiring 07/07/23	JPM	CAD	2,730	2,047,060	2,060,978	—	(13,918)
Expiring 07/07/23	JPM	CAD	1,355	1,028,075	1,022,939	5,136	—
Expiring 07/07/23	JPM	CAD	1,165	882,001	879,501	2,500	—
Expiring 07/07/23	RBC	CAD	1,533	1,156,283	1,157,318	—	(1,035)
Expiring 07/07/23	RBC	CAD	1,390	1,036,705	1,049,363	—	(12,658)
Expiring 07/07/23	RBC	CAD	226	170,463	170,616	—	(153)
Expiring 07/07/23	SSB	CAD	780	573,429	588,851	—	(15,422)
Expiring 07/07/23	SSB	CAD	341	250,858	257,434	—	(6,576)
Expiring 07/07/23	TD	CAD	1,370	1,026,509	1,034,264	—	(7,755)
Expiring 07/07/23	WBC	CAD	242	177,961	182,695	—	(4,734)
Expiring 07/19/23	HSBC	CAD	964	712,955	727,823	—	(14,868)
Expiring 08/04/23	JPM	CAD	345	260,599	260,571	28	—
Expiring 08/04/23	RBC	CAD	13,477	10,169,202	10,178,875	—	(9,673)
Expiring 08/04/23	RBC	CAD	737	557,494	556,640	854	—
Chilean Peso,
Expiring 07/07/23	CITI	CLP	58,038	71,431	72,334	—	(903)
Expiring 07/07/23	CITI	CLP	45,337	55,930	56,505	—	(575)
Expiring 07/07/23	GSB	CLP	269,400	336,141	335,762	379	—
Expiring 07/07/23	MSI	CLP	353,420	436,779	440,478	—	(3,699)
Expiring 07/07/23	MSI	CLP	175,335	216,690	218,524	—	(1,834)
Expiring 07/07/23	MSI	CLP	75,550	93,479	94,160	—	(681)
Expiring 07/07/23	MSI	CLP	50,343	62,317	62,744	—	(427)
Expiring 07/07/23	MSI	CLP	45,337	55,985	56,504	—	(519)
Expiring 07/07/23	MSI	CLP	33,550	41,545	41,814	—	(269)
Expiring 07/07/23	MSI	CLP	27,198	33,680	33,898	—	(218)
Expiring 07/07/23	MSI	CLP	24,885	30,794	31,014	—	(220)
Expiring 08/04/23	MSI	CLP	925,020	1,150,624	1,148,071	2,553	—
Expiring 08/04/23	MSI	CLP	233,373	290,290	289,646	644	—
Expiring 09/20/23	HSBC	CLP	1,975,243	2,425,545	2,439,741	—	(14,196)
Expiring 09/20/23	HSBC	CLP	1,696,153	2,075,249	2,095,020	—	(19,771)
Chinese Renminbi,
Expiring 07/07/23	BNP	CNH	17,523	2,480,781	2,411,676	69,105	—
Expiring 07/07/23	BNP	CNH	2,044	289,375	281,314	8,061	—
Expiring 07/07/23	BOA	CNH	4,761	670,112	655,253	14,859	—
Expiring 07/07/23	JPM	CNH	3,695	513,490	508,540	4,950	—
Expiring 08/04/23	HSBC	CNH	14,943	2,061,160	2,061,356	—	(196)
Expiring 08/04/23	HSBC	CNH	6,805	938,647	938,736	—	(89)
Expiring 08/23/23	MSI	CNH	100,723	14,430,082	13,914,940	515,142	—

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/23/23	MSI	CNH	33,104	$4,742,599	$4,573,292	$169,307	$—
Expiring 08/23/23	MSI	CNH	2,014	284,602	278,222	6,380	—
Expiring 01/24/24	BOA	CNH	3,090	465,712	432,601	33,111	—
Expiring 04/10/24	BOA	CNH	3,090	459,322	435,487	23,835	—
Colombian Peso,
Expiring 07/07/23	DB	COP	1,088,400	261,070	260,329	741	—
Expiring 07/07/23	DB	COP	870,720	206,969	208,263	—	(1,294)
Expiring 07/07/23	MSI	COP	1,838,203	411,277	439,670	—	(28,393)
Expiring 07/07/23	MSI	COP	217,680	51,977	52,066	—	(89)
Expiring 08/04/23	DB	COP	1,838,203	439,236	435,550	3,686	—
Expiring 08/04/23	DB	COP	1,315,693	314,383	311,745	2,638	—
Czech Koruna,
Expiring 07/07/23	CITI	CZK	1,545	69,930	70,894	—	(964)
Expiring 07/07/23	DB	CZK	5,230	236,817	239,985	—	(3,168)
Expiring 07/07/23	DB	CZK	2,129	96,432	97,691	—	(1,259)
Expiring 07/07/23	GSB	CZK	3,313	149,660	152,021	—	(2,361)
Expiring 07/07/23	GSB	CZK	2,840	128,555	130,316	—	(1,761)
Expiring 07/07/23	HSBC	CZK	1,318	59,742	60,478	—	(736)
Expiring 07/07/23	MSI	CZK	18,691	847,127	857,659	—	(10,532)
Expiring 07/07/23	MSI	CZK	2,792	126,541	128,114	—	(1,573)
Expiring 08/04/23	MSI	CZK	19,167	875,058	878,388	—	(3,330)
Expiring 08/04/23	MSI	CZK	18,691	853,326	856,573	—	(3,247)
Danish Krone,
Expiring 07/07/23	UBS	DKK	3,244	468,158	475,608	—	(7,450)
Expiring 08/04/23	DB	DKK	3,244	473,728	476,449	—	(2,721)
Euro,
Expiring 07/05/23	BNP	EUR	636	693,785	693,751	34	—
Expiring 07/05/23	GSI	EUR	19,342	20,862,141	21,111,110	—	(248,969)
Expiring 07/05/23	HSBC	EUR	469	506,092	512,192	—	(6,100)
Expiring 07/05/23	MSI	EUR	656	703,771	715,786	—	(12,015)
Expiring 07/05/23	SSB	EUR	205	225,433	224,107	1,326	—
Expiring 07/07/23	ANZ	EUR	2,460	2,622,225	2,685,240	—	(63,015)
Expiring 07/07/23	BNP	EUR	940	1,027,869	1,026,067	1,802	—
Expiring 07/07/23	BNP	EUR	716	773,079	781,558	—	(8,479)
Expiring 07/07/23	BNP	EUR	706	771,881	770,643	1,238	—
Expiring 07/07/23	BNP	EUR	477	512,867	520,674	—	(7,807)
Expiring 07/07/23	BNP	EUR	392	425,524	427,891	—	(2,367)
Expiring 07/07/23	CITI	EUR	505	543,539	551,238	—	(7,699)
Expiring 07/07/23	DB	EUR	90,219	97,111,281	98,479,542	—	(1,368,261)
Expiring 07/07/23	DB	EUR	22,365	24,073,574	24,412,762	—	(339,188)
Expiring 07/07/23	DB	EUR	721	773,733	787,016	—	(13,283)
Expiring 07/07/23	GSB	EUR	956	1,032,791	1,043,533	—	(10,742)
Expiring 07/07/23	GSB	EUR	944	1,034,273	1,030,434	3,839	—
Expiring 07/07/23	GSB	EUR	936	1,019,631	1,021,701	—	(2,070)
Expiring 07/07/23	GSB	EUR	876	939,945	956,208	—	(16,263)
Expiring 07/07/23	GSB	EUR	119	128,032	129,896	—	(1,864)
Expiring 07/07/23	HSBC	EUR	1,849	2,005,795	2,018,296	—	(12,501)
Expiring 07/07/23	JPM	EUR	953	1,026,547	1,040,257	—	(13,710)
Expiring 07/07/23	JPM	EUR	358	384,879	390,779	—	(5,900)
Expiring 07/07/23	MSI	EUR	940	1,007,246	1,026,068	—	(18,822)
Expiring 07/07/23	MSI	EUR	401	431,446	437,715	—	(6,269)
Expiring 07/07/23	RBC	EUR	381	410,142	415,885	—	(5,743)
Expiring 07/07/23	SCS	EUR	341	368,602	372,223	—	(3,621)
Expiring 07/07/23	SSB	EUR	954	1,028,051	1,041,349	—	(13,298)
Expiring 07/07/23	SSB	EUR	502	539,762	547,964	—	(8,202)

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/07/23	SSB	EUR	483	$520,200	$527,224	$—	$(7,024)
Expiring 07/07/23	SSB	EUR	476	510,513	519,583	—	(9,070)
Expiring 07/07/23	SSB	EUR	200	215,225	218,313	—	(3,088)
Expiring 07/07/23	SSB	EUR	100	108,117	109,156	—	(1,039)
Expiring 07/07/23	UBS	EUR	175	188,080	191,024	—	(2,944)
Expiring 07/19/23	BNP	EUR	23,380	25,973,672	25,537,248	436,424	—
Expiring 07/19/23	BNYM	EUR	23,380	25,741,890	25,537,256	204,634	—
Expiring 07/19/23	JPM	EUR	303	326,091	331,090	—	(4,999)
Expiring 07/19/23	MSI	EUR	22,958	25,182,314	25,076,535	105,779	—
Expiring 07/19/23	MSI	EUR	286	312,170	312,330	—	(160)
Expiring 08/02/23	GSI	EUR	21,308	23,387,035	23,291,224	95,811	—
Expiring 08/02/23	HSBC	EUR	380	417,505	415,556	1,949	—
Expiring 08/03/23	JPM	EUR	941	1,030,642	1,028,623	2,019	—
Expiring 08/04/23	HSBC	EUR	89,275	96,980,147	97,592,582	—	(612,435)
Expiring 08/04/23	HSBC	EUR	20,568	22,343,183	22,484,282	—	(141,099)
Expiring 08/04/23	MSI	EUR	954	1,042,314	1,042,883	—	(569)
Hong Kong Dollar,
Expiring 04/12/24	SCS	HKD	6,130	789,155	787,867	1,288	—
Expiring 05/09/24	SCS	HKD	6,095	783,751	783,773	—	(22)
Hungarian Forint,
Expiring 07/07/23	BARC	HUF	44,200	128,635	129,215	—	(580)
Expiring 07/07/23	BNP	HUF	1,077,180	3,064,401	3,149,048	—	(84,647)
Expiring 07/07/23	BNP	HUF	120,996	344,214	353,722	—	(9,508)
Expiring 07/19/23	MSI	HUF	333,343	962,000	971,129	—	(9,129)
Expiring 07/19/23	UAG	HUF	164,716	466,369	479,867	—	(13,498)
Expiring 07/19/23	UAG	HUF	148,301	422,631	432,047	—	(9,416)
Expiring 08/04/23	JPM	HUF	821,880	2,381,778	2,384,034	—	(2,256)
Expiring 08/04/23	JPM	HUF	120,996	350,642	350,974	—	(332)
Indian Rupee,
Expiring 07/07/23	MSI	INR	292,468	3,564,944	3,561,775	3,169	—
Expiring 09/20/23	BOA	INR	323,990	3,910,441	3,936,932	—	(26,491)
Expiring 09/20/23	JPM	INR	215,556	2,605,000	2,619,308	—	(14,308)
Indonesian Rupiah,
Expiring 07/07/23	GSB	IDR	1,242,071	83,506	82,571	935	—
Expiring 07/07/23	JPM	IDR	29,550,333	1,971,205	1,964,476	6,729	—
Expiring 07/07/23	JPM	IDR	4,224,838	281,524	280,862	662	—
Expiring 07/07/23	JPM	IDR	3,380,000	225,469	224,699	770	—
Expiring 08/04/23	BARC	IDR	35,017,242	2,336,290	2,326,667	9,623	—
Expiring 08/04/23	BARC	IDR	3,380,000	225,508	224,579	929	—
Expiring 09/20/23	BOA	IDR	17,779,790	1,190,000	1,180,571	9,429	—
Expiring 09/20/23	HSBC	IDR	32,790,878	2,182,000	2,177,301	4,699	—
Israeli Shekel,
Expiring 07/07/23	BARC	ILS	6,205	1,678,139	1,674,321	3,818	—
Expiring 07/07/23	BARC	ILS	3,004	812,430	810,582	1,848	—
Expiring 07/07/23	CITI	ILS	1,000	274,537	269,834	4,703	—
Expiring 08/04/23	BNP	ILS	5,990	1,616,785	1,617,744	—	(959)
Expiring 08/04/23	BNP	ILS	3,004	810,822	811,303	—	(481)
Expiring 09/20/23	CITI	ILS	2,092	574,977	566,227	8,750	—
Expiring 09/20/23	CITI	ILS	1,481	410,000	400,778	9,222	—
Japanese Yen,
Expiring 07/07/23	BARC	JPY	147,900	1,029,298	1,026,044	3,254	—
Expiring 07/07/23	BNP	JPY	3,910,737	28,187,259	27,130,426	1,056,833	—
Expiring 07/07/23	BNP	JPY	1,061,906	7,342,070	7,366,888	—	(24,818)
Expiring 07/07/23	BNP	JPY	215,400	1,542,900	1,494,321	48,579	—
Expiring 07/07/23	BNP	JPY	143,700	1,037,914	996,907	41,007	—

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/07/23	BNP	JPY	108,000	$766,116	$749,241	$16,875	$—
Expiring 07/07/23	BNP	JPY	72,500	511,921	502,963	8,958	—
Expiring 07/07/23	BOA	JPY	73,400	513,870	509,207	4,663	—
Expiring 07/07/23	BOA	JPY	43,832	315,672	304,081	11,591	—
Expiring 07/07/23	BOA	JPY	20,800	148,795	144,298	4,497	—
Expiring 07/07/23	DB	JPY	146,100	1,024,689	1,013,557	11,132	—
Expiring 07/07/23	DB	JPY	142,700	1,027,729	989,970	37,759	—
Expiring 07/07/23	DB	JPY	71,700	508,861	497,413	11,448	—
Expiring 07/07/23	DB	JPY	71,500	507,146	496,025	11,121	—
Expiring 07/07/23	GSB	JPY	368,800	2,572,141	2,558,520	13,621	—
Expiring 07/07/23	GSB	JPY	215,400	1,543,113	1,494,321	48,792	—
Expiring 07/07/23	GSB	JPY	145,400	1,027,839	1,008,702	19,137	—
Expiring 07/07/23	GSB	JPY	143,600	1,033,424	996,213	37,211	—
Expiring 07/07/23	GSB	JPY	143,300	1,033,266	994,132	39,134	—
Expiring 07/07/23	HSBC	JPY	648,100	4,580,018	4,496,142	83,876	—
Expiring 07/07/23	HSBC	JPY	288,050	2,037,114	1,998,324	38,790	—
Expiring 07/07/23	HSBC	JPY	288,050	2,036,322	1,998,324	37,998	—
Expiring 07/07/23	HSBC	JPY	287,000	2,053,182	1,991,039	62,143	—
Expiring 07/07/23	HSBC	JPY	286,200	2,070,387	1,985,489	84,898	—
Expiring 07/07/23	HSBC	JPY	143,700	1,034,960	996,907	38,053	—
Expiring 07/07/23	HSBC	JPY	143,600	1,032,379	996,214	36,165	—
Expiring 07/07/23	JPM	JPY	285,700	2,051,489	1,982,021	69,468	—
Expiring 07/07/23	JPM	JPY	285,600	2,049,545	1,981,327	68,218	—
Expiring 07/07/23	JPM	JPY	143,600	1,038,969	996,214	42,755	—
Expiring 07/07/23	JPM	JPY	56,500	405,656	391,964	13,692	—
Expiring 07/07/23	MSI	JPY	368,800	2,574,955	2,558,521	16,434	—
Expiring 07/07/23	MSI	JPY	286,200	2,069,405	1,985,489	83,916	—
Expiring 07/07/23	MSI	JPY	223,000	1,547,054	1,547,044	10	—
Expiring 07/07/23	MSI	JPY	143,800	1,038,459	997,601	40,858	—
Expiring 07/07/23	MSI	JPY	67,200	482,911	466,194	16,717	—
Expiring 07/07/23	SSB	JPY	72,800	515,979	505,044	10,935	—
Expiring 07/19/23	MSI	JPY	17,761	123,135	123,457	—	(322)
Expiring 07/24/23	UBS	JPY	1,764,600	13,525,736	12,275,988	1,249,748	—
Expiring 08/04/23	BARC	JPY	148,400	1,032,751	1,034,185	—	(1,434)
Expiring 08/04/23	BNP	JPY	3,954,569	27,457,994	27,559,006	—	(101,012)
Expiring 09/25/23	RBC	JPY	695,100	4,928,544	4,882,788	45,756	—
Malaysian Ringgit,
Expiring 07/07/23	HSBC	MYR	8,528	1,848,408	1,837,456	10,952	—
Expiring 08/04/23	BNP	MYR	8,528	1,829,837	1,839,785	—	(9,948)
Mexican Peso,
Expiring 07/07/23	CA	MXN	26,560	1,544,608	1,549,582	—	(4,974)
Expiring 07/07/23	CA	MXN	26,480	1,540,502	1,544,915	—	(4,413)
Expiring 07/07/23	GSB	MXN	36,590	2,032,608	2,134,760	—	(102,152)
Expiring 07/07/23	GSB	MXN	18,060	1,015,560	1,053,670	—	(38,110)
Expiring 07/07/23	GSB	MXN	17,980	1,023,190	1,049,002	—	(25,812)
Expiring 07/07/23	GSB	MXN	17,980	1,022,079	1,049,002	—	(26,923)
Expiring 07/07/23	JPM	MXN	54,206	3,047,884	3,162,526	—	(114,642)
Expiring 07/07/23	JPM	MXN	21,681	1,225,448	1,264,928	—	(39,480)
Expiring 07/07/23	JPM	MXN	8,395	472,032	489,787	—	(17,755)
Expiring 07/07/23	JPM	MXN	3,358	189,801	195,916	—	(6,115)
Expiring 07/07/23	JPM	MXN	2,260	128,738	131,854	—	(3,116)
Expiring 07/07/23	MSI	MXN	43,365	2,414,868	2,530,031	—	(115,163)
Expiring 07/07/23	MSI	MXN	43,365	2,435,620	2,530,032	—	(94,412)
Expiring 07/07/23	MSI	MXN	6,716	373,994	391,830	—	(17,836)
Expiring 07/07/23	MSI	MXN	6,716	377,208	391,830	—	(14,622)

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/07/23	RBC	MXN	2,208	$122,560	$128,821	$—	$(6,261)
Expiring 07/07/23	SSB	MXN	54,206	3,034,626	3,162,526	—	(127,900)
Expiring 07/07/23	SSB	MXN	10,940	614,883	638,269	—	(23,386)
Expiring 07/07/23	SSB	MXN	10,690	611,486	623,684	—	(12,198)
Expiring 07/07/23	SSB	MXN	8,395	469,979	489,787	—	(19,808)
Expiring 08/04/23	DB	MXN	170,693	9,908,055	9,902,428	5,627	—
Expiring 08/04/23	DB	MXN	35,788	2,077,352	2,076,172	1,180	—
New Taiwanese Dollar,
Expiring 07/07/23	CITI	TWD	28,330	922,119	909,222	12,897	—
Expiring 07/07/23	GSB	TWD	7,990	256,254	256,431	—	(177)
Expiring 08/04/23	BARC	TWD	11,655	374,494	374,178	316	—
Expiring 09/20/23	HSBC	TWD	71,691	2,328,000	2,307,766	20,234	—
New Zealand Dollar,
Expiring 07/07/23	BARC	NZD	1,695	1,028,866	1,040,186	—	(11,320)
Expiring 07/07/23	BNP	NZD	1,175	714,476	721,073	—	(6,597)
Expiring 07/07/23	TD	NZD	14,123	8,528,117	8,666,988	—	(138,871)
Expiring 07/07/23	TD	NZD	10,081	6,087,372	6,186,498	—	(99,126)
Expiring 07/07/23	UBS	NZD	1,939	1,175,034	1,189,924	—	(14,890)
Expiring 07/07/23	UBS	NZD	1,700	1,035,654	1,043,255	—	(7,601)
Expiring 07/19/23	MSI	NZD	1,137	708,199	697,891	10,308	—
Expiring 08/04/23	BNP	NZD	27	16,603	16,567	36	—
Expiring 08/04/23	UBS	NZD	15,298	9,269,640	9,386,955	—	(117,315)
Norwegian Krone,
Expiring 07/07/23	BARC	NOK	5,580	519,202	519,982	—	(780)
Expiring 07/07/23	BOA	NOK	1,440	129,602	134,189	—	(4,587)
Expiring 07/07/23	CITI	NOK	11,450	1,044,046	1,066,988	—	(22,942)
Expiring 07/07/23	CITI	NOK	11,140	1,031,591	1,038,100	—	(6,509)
Expiring 07/07/23	CITI	NOK	11,120	1,040,288	1,036,236	4,052	—
Expiring 07/07/23	CITI	NOK	5,400	512,624	503,208	9,416	—
Expiring 07/07/23	CITI	NOK	4,290	407,142	399,771	7,371	—
Expiring 07/07/23	DB	NOK	5,183	481,795	482,986	—	(1,191)
Expiring 07/07/23	GSB	NOK	11,370	1,026,407	1,059,533	—	(33,126)
Expiring 07/07/23	GSB	NOK	5,580	517,269	519,981	—	(2,712)
Expiring 07/07/23	JPM	NOK	40,882	3,712,158	3,809,658	—	(97,500)
Expiring 07/07/23	JPM	NOK	5,460	515,326	508,800	6,526	—
Expiring 07/07/23	JPM	NOK	2,930	273,437	273,037	400	—
Expiring 07/07/23	NWM	NOK	2,860	263,831	266,513	—	(2,682)
Expiring 08/04/23	DB	NOK	40,882	3,804,118	3,813,857	—	(9,739)
Peruvian Nuevo Sol,
Expiring 07/07/23	CITI	PEN	960	264,099	264,452	—	(353)
Expiring 07/07/23	CITI	PEN	401	108,737	110,464	—	(1,727)
Expiring 08/04/23	CITI	PEN	401	110,059	110,173	—	(114)
Philippine Peso,
Expiring 07/07/23	BOA	PHP	10,730	191,223	194,057	—	(2,834)
Expiring 08/04/23	BOA	PHP	10,730	194,275	193,939	336	—
Polish Zloty,
Expiring 07/07/23	BARC	PLN	2,955	702,407	726,520	—	(24,113)
Expiring 07/07/23	BARC	PLN	2,134	507,254	524,668	—	(17,414)
Expiring 07/07/23	BOA	PLN	1,352	323,063	332,404	—	(9,341)
Expiring 07/07/23	BOA	PLN	132	31,633	32,453	—	(820)
Expiring 07/07/23	DB	PLN	131	31,351	32,208	—	(857)
Expiring 07/07/23	RBC	PLN	1,345	329,732	330,683	—	(951)
Expiring 07/19/23	CITI	PLN	11,353	2,682,865	2,789,444	—	(106,579)
Expiring 07/19/23	MSI	PLN	10,068	2,359,629	2,473,658	—	(114,029)
Expiring 08/04/23	HSBC	PLN	2,955	719,017	725,403	—	(6,386)

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 08/04/23	HSBC	PLN	1,324	$322,159	$325,020	$—	$(2,861)
Romanian Leu,
Expiring 07/07/23	BARC	RON	618	133,705	135,989	—	(2,284)
Expiring 07/07/23	BNP	RON	601	130,034	132,248	—	(2,214)
Expiring 08/04/23	BARC	RON	618	135,133	135,873	—	(740)
Expiring 08/04/23	BNP	RON	601	131,407	132,135	—	(728)
Expiring 08/04/23	UBS	RON	366	80,302	80,468	—	(166)
Singapore Dollar,
Expiring 07/07/23	MSI	SGD	1,616	1,196,581	1,195,218	1,363	—
Expiring 07/07/23	MSI	SGD	1,574	1,160,211	1,164,154	—	(3,943)
Expiring 07/07/23	RBC	SGD	204	151,912	150,881	1,031	—
Expiring 08/04/23	MSI	SGD	1,820	1,342,851	1,347,513	—	(4,662)
Expiring 09/20/23	GSI	SGD	13,176	9,813,669	9,772,798	40,871	—
South African Rand,
Expiring 07/07/23	BARC	ZAR	45,741	2,359,620	2,428,670	—	(69,050)
Expiring 07/07/23	BNP	ZAR	11,200	608,233	594,677	13,556	—
Expiring 07/07/23	GSB	ZAR	5,210	279,940	276,630	3,310	—
Expiring 08/04/23	DB	ZAR	38,421	2,028,179	2,033,930	—	(5,751)
Expiring 09/20/23	MSI	ZAR	17,196	873,000	906,127	—	(33,127)
South Korean Won,
Expiring 07/07/23	BNP	KRW	6,483,423	4,895,144	4,921,564	—	(26,420)
Expiring 07/07/23	BNP	KRW	848,565	640,688	644,146	—	(3,458)
Expiring 07/07/23	BOA	KRW	668,230	517,968	507,254	10,714	—
Expiring 07/07/23	GSB	KRW	1,346,140	1,035,492	1,021,854	13,638	—
Expiring 07/07/23	MSI	KRW	328,820	254,505	249,608	4,897	—
Expiring 07/07/23	SCS	KRW	144,423	110,829	109,631	1,198	—
Expiring 08/04/23	BNP	KRW	6,627,846	5,032,724	5,038,431	—	(5,707)
Expiring 08/04/23	BNP	KRW	35,615	27,044	27,075	—	(31)
Expiring 09/20/23	JPM	KRW	16,106,294	12,427,409	12,277,605	149,804	—
Swedish Krona,
Expiring 07/07/23	BARC	SEK	14,730	1,370,526	1,366,150	4,376	—
Expiring 07/07/23	CITI	SEK	33,590	3,084,722	3,115,341	—	(30,619)
Expiring 07/07/23	CITI	SEK	11,030	1,029,999	1,022,989	7,010	—
Expiring 07/07/23	CITI	SEK	6,170	579,263	572,243	7,020	—
Expiring 07/07/23	CITI	SEK	5,520	511,060	511,958	—	(898)
Expiring 07/07/23	GSB	SEK	11,190	1,046,988	1,037,828	9,160	—
Expiring 07/07/23	MSI	SEK	24,391	2,246,839	2,262,169	—	(15,330)
Expiring 07/07/23	RBC	SEK	3,750	345,687	347,798	—	(2,111)
Expiring 08/04/23	MSI	SEK	14,730	1,358,597	1,368,023	—	(9,426)
Swiss Franc,
Expiring 07/07/23	BNP	CHF	2,473	2,742,120	2,764,874	—	(22,754)
Expiring 07/07/23	BNP	CHF	930	1,031,463	1,039,762	—	(8,299)
Expiring 07/07/23	BNP	CHF	920	1,028,896	1,028,582	314	—
Expiring 07/07/23	BOA	CHF	1,870	2,071,999	2,090,705	—	(18,706)
Expiring 07/07/23	CITI	CHF	1,835	2,062,254	2,051,574	10,680	—
Expiring 07/07/23	CITI	CHF	925	1,032,510	1,034,172	—	(1,662)
Expiring 07/07/23	CITI	CHF	915	1,026,944	1,022,992	3,952	—
Expiring 07/07/23	GSB	CHF	940	1,038,246	1,050,943	—	(12,697)
Expiring 07/07/23	GSB	CHF	935	1,042,431	1,045,352	—	(2,921)
Expiring 07/07/23	GSB	CHF	930	1,038,355	1,039,762	—	(1,407)
Expiring 07/07/23	GSB	CHF	925	1,017,134	1,034,172	—	(17,038)
Expiring 07/07/23	JPM	CHF	920	1,027,956	1,028,582	—	(626)
Expiring 07/07/23	JPM	CHF	515	570,879	575,782	—	(4,903)
Expiring 07/07/23	MSI	CHF	1,865	2,064,743	2,085,115	—	(20,372)
Expiring 07/07/23	MSI	CHF	935	1,034,362	1,045,353	—	(10,991)

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/07/23	MSI	CHF	920	$1,028,972	$1,028,582	$390	$—
Expiring 07/07/23	MSI	CHF	920	1,026,930	1,028,582	—	(1,652)
Expiring 07/07/23	SSB	CHF	940	1,040,417	1,050,943	—	(10,526)
Expiring 07/07/23	UBS	CHF	935	1,035,384	1,045,353	—	(9,969)
Expiring 07/19/23	BNP	CHF	841	946,574	941,314	5,260	—
Expiring 07/19/23	BNP	CHF	359	404,117	401,871	2,246	—
Expiring 07/19/23	MSI	CHF	107	120,001	120,025	—	(24)
Expiring 08/04/23	BNP	CHF	2,473	2,758,683	2,773,367	—	(14,684)
Expiring 08/04/23	BNP	CHF	292	325,732	327,466	—	(1,734)
Thai Baht,
Expiring 07/07/23	BARC	THB	57,648	1,665,429	1,627,004	38,425	—
Expiring 07/07/23	BARC	THB	52,026	1,503,012	1,468,334	34,678	—
Expiring 07/07/23	BARC	THB	4,460	129,276	125,875	3,401	—
Expiring 07/07/23	JPM	THB	8,900	257,945	251,185	6,760	—
Expiring 07/07/23	UBS	THB	6,828	198,036	192,707	5,329	—
Expiring 07/07/23	UBS	THB	4,510	128,391	127,286	1,105	—
Expiring 08/04/23	BARC	THB	51,949	1,461,191	1,470,559	—	(9,368)
Expiring 08/04/23	BARC	THB	47,015	1,322,411	1,330,890	—	(8,479)
Expiring 08/04/23	UBS	THB	5,549	156,270	157,080	—	(810)
Expiring 08/04/23	UBS	THB	5,021	141,401	142,133	—	(732)
Expiring 09/20/23	JPM	THB	106,594	3,101,821	3,030,537	71,284	—
Expiring 09/20/23	JPM	THB	43,793	1,252,000	1,245,065	6,935	—
Turkish Lira,
Expiring 07/07/23	GSB	TRY	7,640	311,328	293,266	18,062	—
Expiring 07/07/23	GSB	TRY	1,029	47,345	39,499	7,846	—
Expiring 08/04/23	GSB	TRY	3,820	149,074	145,404	3,670	—

				$946,667,767	$948,505,424	5,955,870	(7,793,527)

						$9,596,883	$(10,415,695)

Cross currency exchange contracts outstanding at June 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/23	Buy	EUR	810	HUF	305,964	$—	$(6,524)	HSBC
07/19/23	Buy	EUR	814	HUF	306,587	—	(4,298)	GSI
07/19/23	Buy	EUR	840	HUF	316,289	—	(3,508)	BOA
07/19/23	Buy	EUR	876	CZK	20,785	3,917	—	MSI
07/19/23	Buy	EUR	1,396	HUF	542,543	—	(55,359)	BOA
07/19/23	Buy	JPY	110,067	EUR	756	—	(60,665)	BOA
07/19/23	Buy	PLN	4,685	EUR	1,007	50,670	—	BOA

						$54,587	$(130,354)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)	606	$97,181	$189,156	$ (91,975)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)	255	2,161	6,139	(3,978)	BNP

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Credit default swap agreements outstanding at June 30, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	$(27,981)	$(50,043)	$22,062	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	76,423	96,321	(19,898)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	50,948	62,843	(11,895)	MSI

					$198,732	$304,416	$(105,684)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	1,600	0.529%	$7,664	$757	$6,907	GSI
Bombardier, Inc.	12/20/23	5.000%(Q)	870	1.245%	16,648	15,261	1,387	MSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	260	0.096%	2,327	2,188	139	BNP
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	9,000	0.419%	(10,146)	6,412	(16,558)	BOA
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	1,820	0.419%	(2,051)	1,297	(3,348)	BOA
Republic of Estonia	12/20/26	1.000%(Q)	190	0.658%	2,139	1,251	888	JPM
Republic of Panama	06/20/29	1.000%(Q)	1,800	1.232%	(21,059)	(7,582)	(13,477)	MSI
Republic of Poland	06/20/24	1.000%(Q)	420	0.257%	3,112	318	2,794	BNP

					$(1,366)	$19,902	$(21,268)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		12,570	0.660%	$117,694	$191,897	$74,203
iTraxx.EUR.39.V1	06/20/28	1.000%(Q)	EUR	8,625	0.738%	34,615	113,834	79,219
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	1,665	3.999%	(37,524)	74,728	112,252

						$114,785	$380,459	$265,674

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Inflation Swap Agreements:
EUR3,235	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(31,087)	$—	$(31,087)	MSI
EUR3,239	02/15/28	2.335%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(26,917)	—	(26,917)	MSI
EUR3,362	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(16,037)	—	(16,037)	MSI
EUR3,362	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(15,687)	—	(15,687)	MSI
EUR3,340	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(2,854)	—	(2,854)	JPM
EUR3,343	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(2,857)	—	(2,857)	JPM
EUR3,862	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(22,948)	—	(22,948)	JPM
EUR3,235	02/15/33	2.324%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	57,115	—	57,115	MSI
EUR3,239	02/15/33	2.346%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	50,035	—	50,035	MSI
EUR3,362	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	40,168	—	40,168	MSI
EUR3,362	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	34,966	—	34,966	MSI
EUR3,340	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	16,421	—	16,421	JPM
EUR3,343	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	16,436	—	16,436	JPM
EUR3,862	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	58,360	—	58,360	JPM
EUR3,862	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	46,378	—	46,378	JPM
EUR3,862	03/15/33	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(30,822)	—	(30,822)	JPM

				$170,670	$—	$170,670

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	3,286	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 4.351%	$1,033	$(3,196)	$(4,229)
AUD	2,132	09/20/28	4.062%(S)	6 Month BBSW(2)(S)/ 4.700%	980	(15,136)	(16,116)
AUD	735	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.700%	(37,257)	(39,193)	(1,936)
AUD	2,060	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.700%	173,899	(156,998)	(330,897)

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	1,052	09/20/33	4.312%(S)	6 Month BBSW(2)(S)/ 4.700%	$5,461	$(5,017)	$(10,478)
AUD	2,516	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 4.700%	3,781	4,405	624
AUD	20	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.700%	(2,300)	(2,370)	(70)
BRL	2,371	01/02/29	10.690%(T)	1 Day BROIS(2)(T)/ 0.051%	—	10,865	10,865
CAD	2,370	12/03/23	2.450%(S)	3 Month CDOR(2)(S)/ 5.395%	14,182	(25,601)	(39,783)
CAD	2,445	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.395%	78,680	(118,056)	(196,736)
CAD	3,009	09/17/28	2.938%(S)	1 Day CORRA(1)(S)/ 4.750%	(2,017)	1,298	3,315
CAD	3,924	09/20/28	3.438%(S)	1 Day CORRA(1)(S)/ 4.750%	5,964	27,878	21,914
CAD	620	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 4.750%	(3,250)	(1,228)	2,022
CAD	500	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.395%	(22,646)	(33,378)	(10,732)
CAD	2,226	09/20/33	3.312%(S)	1 Day CORRA(2)(S)/ 4.750%	(900)	12,346	13,246
CAD	934	09/20/33	3.375%(S)	1 Day CORRA(1)(S)/ 4.750%	2,041	1,733	(308)
CAD	275	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.395%	24,029	(28,288)	(52,317)
CAD	1,090	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.395%	115,298	(118,528)	(233,826)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.707%	—	(188,336)	(188,336)
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(23,565)	(23,565)
CLP	420,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(5,950)	(5,950)
CLP	186,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(9,267)	(9,267)
CLP	381,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(18,251)	(18,251)
CLP	98,000	03/16/33	5.295%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(2,272)	(2,272)
CNH	17,585	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	6,605	11,114	4,509
CNH	29,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(28)	35,364	35,392
CNH	83,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(231)	82,322	82,553
CNH	10,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	4,560	4,560
CNH	18,060	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	65,314	65,314
CNH	120,365	03/15/28	2.858%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	358,061	358,061
CNH	162,272	03/15/28	2.870%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	495,567	495,567
CNH	16,416	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	—	(52,863)	(52,863)
CNH	2,210	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	5,958	5,958
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	3,906	3,906
CNH	12,364	06/21/28	2.727%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	36	26,503	26,467
CNH	10,857	06/21/28	2.988%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	(1,188)	41,546	42,734
CNH	34,660	06/21/28	3.007%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	136,918	136,918
CNH	2,210	06/21/28	3.060%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	(2,204)	(9,474)	(7,270)
CNH	20,605	09/20/28	2.437%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.600%	—	1,111	1,111
CNH	3,890	09/20/28	2.654%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.600%	(222)	(5,612)	(5,390)
COP	710,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 12.270%	—	(16,092)	(16,092)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 7.150%	—	(78,281)	(78,281)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.983%	(21,658)	(60,937)	(39,279)
EUR	25,625	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(1,097,888)	(1,097,888)
EUR	12,130	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(831,773)	(831,773)
EUR	2,001	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 3.900%	728	(1,049)	(1,777)
EUR	1,305	09/20/28	3.375%(A)	6 Month EURIBOR(2)(S)/ 3.900%	8,812	10,521	1,709
EUR	4,825	08/15/32	2.940%(A)	6 Month EURIBOR(1)(S)/ 3.900%	(13,595)	38,961	52,556
EUR	1,360	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(827)	(827)
EUR	639	09/20/33	3.188%(A)	6 Month EURIBOR(2)(S)/ 3.900%	5,554	11,500	5,946
EUR	975	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	(4,110)	(4,110)
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	112,401	112,401
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(116,970)	(116,970)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	264,231	264,231
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(275,502)	(275,502)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.900%	—	(517,778)	(517,778)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.900%	—	117,778	117,778
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	—	(123,848)	(123,848)
EUR	910	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.900%	755	(11,017)	(11,772)
EUR	910	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.577%	(468)	19,348	19,816
EUR	715	08/15/48	2.660%(A)	6 Month EURIBOR(1)(S)/ 3.900%	3,615	1,074	(2,541)
GBP	870	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.929%	(58,382)	(100,358)	(41,976)
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.929%	(46,102)	201,410	247,512

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.929%	$(61,578)	$710,529	$772,107
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.929%	63,776	749,542	685,766
GBP	1,850	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.929%	275,612	407,920	132,308
GBP	1,665	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 4.929%	(1,036)	130,218	131,254
GBP	2,460	12/20/28	4.344%(A)	1 Day SONIA(1)(A)/ 4.929%	56,946	73,458	16,512
GBP	1,795	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.929%	(243,198)	(425,816)	(182,618)
GBP	2,650	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 4.929%	(477,976)	(706,420)	(228,444)
GBP	2,383	12/07/30	1.009%(A)	1 Day SONIA(2)(A)/ 4.929%	—	(718,214)	(718,214)
GBP	7,760	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.929%	(597,942)	2,197,579	2,795,521
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.929%	4,448	192,986	188,538
GBP	2,625	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.929%	(611,853)	(847,091)	(235,238)
GBP	589	12/20/33	4.031%(A)	1 Day SONIA(1)(A)/ 4.929%	313	12,753	12,440
GBP	1,720	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.929%	559,787	674,321	114,534
GBP	1,800	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.929%	(560,745)	(734,763)	(174,018)
GBP	1,200	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.929%	172,400	(536,056)	(708,456)
GBP	925	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 4.929%	93,743	425,751	332,008
GBP	640	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.929%	242,476	302,243	59,767
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.929%	581,072	(1,646,127)	(2,227,199)
GBP	530	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 4.929%	227,097	279,663	52,566
HKD	41,510	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 4.968%	(11,597)	(8,249)	3,348
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 14.570%	—	(44,289)	(44,289)
HUF	120,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(19,773)	(19,773)
HUF	161,500	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/ 14.570%	—	(29,068)	(29,068)
ILS	1,010	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.825%	—	(46,416)	(46,416)
JPY	800,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	853	(642)	(1,495)
JPY	690,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(7,164)	(2,904)	4,260
JPY	45,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ (0.077)%	—	1,014	1,014
JPY	35,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(716)	(655)	61
JPY	1,025,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	16,362	(42,177)	(58,539)
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.077)%	8,529	7,637	(892)
JPY	252,635	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.077)%	(7,222)	4,958	12,180
JPY	240,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(44,374)	(25,875)	18,499
JPY	20,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(4,070)	(3,167)	903
JPY	115,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.077)%	(43,272)	(25,329)	17,943
JPY	618,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.077)%	1,777	(159,962)	(161,739)
JPY	75,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ (0.077)%	15,314	22,154	6,840
JPY	25,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ (0.077)%	(9,024)	(8,256)	768
JPY	81,052	12/20/33	0.625%(A)	1 Day TONAR(2)(A)/ (0.077)%	(1,012)	(1,648)	(636)
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ (0.077)%	12,504	(243,352)	(255,856)
JPY	55,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.077)%	(50,438)	(32,891)	17,547
JPY	343,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ (0.077)%	(10,284)	(262,645)	(252,361)
JPY	90,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ (0.077)%	(97,912)	(75,379)	22,533
JPY	90,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.077)%	(105,118)	(78,416)	26,702
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ (0.077)%	32,598	(270,899)	(303,497)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ (0.077)%	—	(42,787)	(42,787)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ (0.077)%	(11,377)	(20,384)	(9,007)
KRW	1,644,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	(9,601)	(9,601)
KRW	2,237,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	1,578	1,578
KRW	300,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	(3,900)	(3,900)
KRW	2,570,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.750%	—	(257,408)	(257,408)
MXN	11,467	09/13/28	8.224%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	2,417	2,417
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.498%	—	32,433	32,433
NOK	18,571	06/18/28	2.656%(A)	6 Month NIBOR(2)(S)/ 4.810%	(2,523)	(50,937)	(48,414)
NOK	14,565	09/20/28	3.500%(A)	6 Month NIBOR(2)(S)/ 4.810%	(1,805)	(39,865)	(38,060)
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.810%	—	(24,306)	(24,306)
NZD	1,195	03/15/28	4.065%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(13,471)	(13,471)
NZD	1,195	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(8,565)	(8,565)

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	1,195	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.705%	$—	$(8,565)	$(8,565)
NZD	1,190	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(7,308)	(7,308)
NZD	1,195	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(7,339)	(7,339)
NZD	1,250	03/15/28	4.261%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(7,386)	(7,386)
NZD	645	03/15/28	4.264%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(3,758)	(3,758)
NZD	1,195	03/15/28	4.292%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(6,031)	(6,031)
NZD	1,075	03/15/28	4.315%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(4,763)	(4,763)
NZD	1,195	03/15/28	4.320%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(5,131)	(5,131)
NZD	613	03/15/28	4.518%(S)	3 Month BBR(2)(Q)/ 5.705%	—	681	681
NZD	3,494	03/19/28	4.344%(S)	3 Month BBR(1)(Q)/ 5.705%	(3,267)	(8,280)	(5,013)
NZD	4,845	09/20/28	4.155%(S)	3 Month BBR(1)(Q)/ 5.705%	(358)	60,071	60,429
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(59,376)	(59,376)
NZD	2,277	03/15/33	4.185%(S)	3 Month BBR(2)(Q)/ 5.705%	—	(3,273)	(3,273)
NZD	1,170	09/20/33	4.170%(S)	3 Month BBR(1)(Q)/ 5.705%	19	17,198	17,179
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 6.950%	—	(32,515)	(32,515)
SEK	23,207	06/18/28	2.500%(A)	3 Month STIBOR(1)(Q)/ 3.814%	10,250	23,923	13,673
SEK	89,959	06/21/28	2.975%(A)	3 Month STIBOR(2)(Q)/ 3.814%	13,433	(149,954)	(163,387)
SEK	88,727	06/21/28	3.160%(A)	3 Month STIBOR(2)(Q)/ 3.814%	52,493	(78,951)	(131,444)
SEK	15,253	12/20/28	3.000%(A)	3 Month STIBOR(2)(Q)/ 3.814%	(8,545)	(15,897)	(7,352)
SEK	6,000	08/10/31	0.529%(A)	3 Month STIBOR(2)(Q)/ 3.814%	—	(102,462)	(102,462)
SEK	7,066	09/20/33	2.781%(A)	3 Month STIBOR(2)(Q)/ 3.814%	(720)	(14,807)	(14,087)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 4.001%	(2,778)	(107,059)	(104,281)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.987%	—	(76,846)	(76,846)
TWD	33,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.493%	—	2,605	2,605
	25,920	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 5.090%	—	(85,453)	(85,453)
	29,385	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.090%	—	(27,917)	(27,917)
	5,458	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 5.090%	14,207	3,401	(10,806)
	10,600	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(14,975)	(14,975)
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.090%	—	(14,736)	(14,736)
	21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.090%	—	48,189	48,189
	48,351	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.090%	—	87,951	87,951
	24,360	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/ 5.090%	(40,524)	202,344	242,868
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.090%	—	365,394	365,394
	2,928	12/20/28	3.344%(A)	1 Day SOFR(1)(A)/ 5.090%	3,662	44,236	40,574
	1,599	06/21/33	3.062%(A)	1 Day SOFR(2)(A)/ 5.090%	(3,050)	(4,516)	(1,466)
	683	09/20/33	3.125%(A)	1 Day SOFR(1)(A)/ 5.090%	621	21,292	20,671

					$(322,181)	$(3,203,578)	$(2,881,397)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
MYR5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	$(36,304)	$(59)	$(36,245)	HSBC
MYR1,000	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	400	(12)	412	CITI

				$(35,904)	$(71)	$(35,833)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Total return swap agreements outstanding at June 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(T)/ 4.580%	GSI	09/20/23	(20,537)	$(474,071)	$—	$(474,071)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$381,943	$(57,696)	$354,468	$(820,654)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$590,000	$3,466,126
GS	—	80,481,071
JPS	—	11,172,174
MSC	—	1,484,321

Total	$590,000	$96,603,692

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$1,536,578,789	$—	$—
Fixed Income	912,100,168	—	—
Common Stocks	4,787,843,521	1,433,980,666	1
Preferred Stocks	1,147,462	6,393,492	—
Rights	—	2,890	—	**
Unaffiliated Exchange-Traded Funds	479,645,845	—	—
Warrants	—	—	—
Asset-Backed Securities
Automobiles	—	4,442,419	—
Collateralized Loan Obligations	—	309,774,994	—
Consumer Loans	—	2,527,129	—
Home Equity Loans	—	50,722	—

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Other	$—	$417,901	$—
Residential Mortgage-Backed Securities	—	639,816	—
Student Loans	—	176,470	—
Commercial Mortgage-Backed Securities	—	16,668,260	—
Corporate Bonds	—	325,197,840	—
Floating Rate and Other Loans	—	6,613,266	—
Municipal Bonds	—	1,615,886	—
Residential Mortgage-Backed Securities	—	4,080,623	212,645
Sovereign Bonds	—	224,063,078	—
U.S. Government Agency Obligations	—	68,828,253	—
U.S. Treasury Obligations	—	122,087,702	—
Short-Term Investments
Affiliated Mutual Funds	2,034,162,440	—	—
Commercial Paper	—	61,104,846	—
Foreign Treasury Obligations	—	17,048,492	—
U.S. Treasury Obligation	—	79,856,486	—
Unaffiliated Fund	14,693,665	—	—

Total	$9,766,171,890	$2,685,571,231	$212,646

Other Financial Instruments*
Assets
Futures Contracts	$28,445,795	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	9,596,883	—
OTC Cross Currency Exchange Contracts	—	54,587	—
Centrally Cleared Credit Default Swap Agreements	—	265,674	—
OTC Credit Default Swap Agreements	—	258,603	—
OTC Inflation Swap Agreements	—	319,879	—
Centrally Cleared Interest Rate Swap Agreements	—	8,499,546	—
OTC Interest Rate Swap Agreement	—	400	—

Total	$28,445,795	$18,995,572	$—

Liabilities
Forward Commitment Contracts	$—	$(7,821,311)	$—
Futures Contracts	(15,324,118)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(10,415,695)	—
OTC Cross Currency Exchange Contracts	—	(130,354)	—
OTC Credit Default Swap Agreements	—	(61,237)	—
OTC Inflation Swap Agreements	—	(149,209)	—
Centrally Cleared Interest Rate Swap Agreements	—	(11,380,943)	—
OTC Interest Rate Swap Agreement	—	(36,304)	—
OTC Total Return Swap Agreement	—	(474,071)	—

Total	$(15,324,118)	$(30,469,124)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	36.6%
Software	3.9

Unaffiliated Exchange-Traded Funds	3.9%
Semiconductors & Semiconductor Equipment	3.3
Pharmaceuticals	3.1

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Technology Hardware, Storage & Peripherals	2.9%
Banks	2.8
Collateralized Loan Obligations	2.5
Oil, Gas & Consumable Fuels	2.1
Interactive Media & Services	1.9
Sovereign Bonds	1.8
U.S. Treasury Obligations	1.7
Insurance	1.6
Capital Markets	1.6
Financial Services	1.5
Automobiles	1.4
Health Care Providers & Services	1.3
Broadline Retail	1.2
Machinery	1.2
Hotels, Restaurants & Leisure	1.2
Health Care Equipment & Supplies	1.0
Aerospace & Defense	1.0
Specialty Retail	1.0
Consumer Staples Distribution & Retail	0.9
Biotechnology	0.9
Chemicals	0.9
Textiles, Apparel & Luxury Goods	0.9
Food Products	0.8
Electric Utilities	0.8
Beverages	0.7
Metals & Mining	0.7
IT Services	0.6
Household Products	0.6
Entertainment	0.6
Electrical Equipment	0.6
U.S. Government Agency Obligations	0.6
Industrial Conglomerates	0.5
Multi-Utilities	0.5
Commercial Paper	0.5
Trading Companies & Distributors	0.5
Life Sciences Tools & Services	0.5
Diversified Telecommunication Services	0.5
Media	0.5
Ground Transportation	0.4
Tobacco	0.4
Specialized REITs	0.4
Communications Equipment	0.4
Professional Services	0.3
Electronic Equipment, Instruments & Components	0.3
Diversified Financial Services	0.3
Passenger Airlines	0.3
Electric	0.3
Commercial Services & Supplies	0.3
Household Durables	0.2
Personal Care Products	0.2
Air Freight & Logistics	0.2
Building Products	0.2
Consumer Finance	0.2
Energy Equipment & Services	0.2
Industrial REITs	0.2
Construction Materials	0.2
Construction & Engineering	0.2
Telecommunications	0.1

Wireless Telecommunication Services	0.1%
Foreign Treasury Obligations	0.1
Commercial Mortgage-Backed Securities	0.1
Unaffiliated Fund	0.1
Real Estate Management & Development	0.1
Health Care REITs	0.1
Oil & Gas	0.1
Residential REITs	0.1
Gas Utilities	0.1
Pipelines	0.1
Commercial Services	0.1
Automobile Components	0.1
Distributors	0.1
Foods	0.1
Retail REITs	0.1
Office REITs	0.1
Independent Power & Renewable Electricity Producers	0.1
Healthcare-Services	0.1
Containers & Packaging	0.1
Real Estate Investment Trusts (REITs)	0.1
Retail	0.1
Real Estate	0.1
Home Builders	0.1
Multi-National	0.1
Internet	0.1
Computers	0.1
Diversified REITs	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Building Materials	0.0	*
Engineering & Construction	0.0	*
Healthcare-Products	0.0	*
Agriculture	0.0	*
Auto Manufacturers	0.0	*
Marine Transportation	0.0	*
Leisure Products	0.0	*
Airlines	0.0	*
Gas	0.0	*
Consumer Loans	0.0	*
Transportation	0.0	*
Mining	0.0	*
Diversified Consumer Services	0.0	*
Apparel	0.0	*
Electronics	0.0	*
Packaging & Containers	0.0	*
Lodging	0.0	*
Municipal Bonds	0.0	*
Semiconductors	0.0	*
Distribution/Wholesale	0.0	*
Auto Parts & Equipment	0.0	*
Transportation Infrastructure	0.0	*
Water	0.0	*
Water Utilities	0.0	*
Leisure Time	0.0	*
Machinery-Diversified	0.0	*
Miscellaneous Manufacturing	0.0	*
Other	0.0	*
Office/Business Equipment	0.0	*
Investment Companies	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Hotel & Resort REITs	0.0	*%
Housewares	0.0	*
Iron/Steel	0.0	*
Electrical Components & Equipment	0.0	*
Cosmetics/Personal Care	0.0	*
Student Loans	0.0	*
Forest Products & Paper	0.0	*
Machinery-Construction & Mining	0.0	*

Home Equity Loans	0.0 *%

101.5
Liabilities in excess of other assets	(1.5)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$265,674	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	381,943		Premiums received for OTC swap agreements	57,625
Credit contracts	Unrealized appreciation on OTC swap agreements	34,177		Unrealized depreciation on OTC swap agreements	161,129
Equity contracts	Due from/to broker-variation margin futures	24,413,471	*	—	—
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	1,056,431	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	54,587		Unrealized depreciation on OTC cross currency exchange contracts	130,354
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	9,596,883		Unrealized depreciation on OTC forward foreign currency exchange contracts	10,415,695
Interest rate contracts	Due from/to broker-variation margin futures	4,032,324	*	Due from/to broker-variation margin futures	14,267,687	*
Interest rate contracts	Due from/to broker-variation margin swaps	8,499,546	*	Due from/to broker-variation margin swaps	11,380,943	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	71
Interest rate contracts	Unrealized appreciation on OTC swap agreements	320,291		Unrealized depreciation on OTC swap agreements	659,525

		$47,598,896			$38,129,460

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(2,547,018)
Credit contracts	(937,951)	993,432	—	—	(1,373,694)
Equity contracts	—	—	66,542,201	—	—
Foreign exchange contracts	(30,222)	—	(1,585,101)	(9,599,606)	—
Interest rate contracts	(834)	3,095	(9,671,400)	—	(2,813,858)

Total	$(969,007)	$996,527	$55,285,700	$(9,599,606)	$(6,734,570)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$4,498
Credit contracts	359,201	(119,554)	—	—	480,083
Equity contracts	—	—	51,389,443	—	—
Foreign exchange contracts	24,455	—	892,564	10,200,004	—
Interest rate contracts	—	—	(8,229,190)	—	4,435,852

Total	$383,656	$(119,554)	$44,052,817	$10,200,004	$4,920,433

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 336,977
Options Written (2)	160,123,000
Futures Contracts - Long Positions (2)	2,140,656,445
Futures Contracts - Short Positions (2)	364,934,622
Forward Foreign Currency Exchange Contracts - Purchased (3)	470,852,153
Forward Foreign Currency Exchange Contracts - Sold (3)	792,300,145
Cross Currency Exchange Contracts (4)	13,728,868
Interest Rate Swap Agreements (2)	463,980,598
Credit Default Swap Agreements - Buy Protection (2)	41,408,669
Credit Default Swap Agreements - Sell Protection (2)	34,614,409
Total Return Swap Agreements (2)	31,321,625
Inflation Swap Agreements (2)	40,040,132

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$194,563,122	$(194,563,122)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
ANZ(4)	$—	$(63,015)	$(63,015)	$—	$(63,015)
BARC(3-a)	189,156	(138,932)	50,224	(50,224)	—
BARC(3-b)	29,291	(53,274)	(23,983)	23,983	—
BARC(4)	282,496	(590,235)	(307,739)	—	(307,739)
BNP(3-a)	438,670	(455)	438,215	(438,215)	—
BNP(3-b)	16,872	(13,233)	3,639	—	3,639
BNP(4)	1,540,598	(1,024,976)	515,622	—	515,622
BNYM(3-a)	204,634	—	204,634	(204,634)	—
BOA(3-a)	86,004	(174,691)	(88,687)	88,687	—
BOA(3-b)	1,297	(3,348)	(2,051)	—	(2,051)
BOA(4)	253,949	(281,402)	(27,453)	—	(27,453)
CA(4)	40,168	(35,304)	4,864	—	4,864
CITI(3-a)	190,426	(203,482)	(13,056)	—	(13,056)
CITI(3-b)	1,758	(21,299)	(19,541)	—	(19,541)
CITI(4)	180,432	(114,995)	65,437	—	65,437
DB(3-a)	127,241	—	127,241	(127,241)	—
DB(4)	207,639	(1,922,193)	(1,714,554)	—	(1,714,554)
GSB(4)	569,718	(427,605)	142,113	—	142,113
GSI(3-a)	40,871	(537,703)	(496,832)	473,873	(22,959)
GSI(3-b)	103,475	(376,404)	(272,929)	272,929	—
HSBC(3-a)	91,955	(275,583)	(183,628)	107,277	(76,351)
HSBC(3-b)	55,642	(73,359)	(17,717)	17,717	—
HSBC(4)	1,158,787	(913,600)	245,187	—	245,187
JPM(3-a)	345,933	(37,462)	308,471	(308,471)	—
JPM(3-b)	106,042	(24,897)	81,145	(81,145)	—
JPM(4)	648,400	(773,487)	(125,087)	—	(125,087)
MSI(3-a)	787,655	(273,631)	514,024	(514,024)	—
MSI(3-b)	270,310	(221,345)	48,965	—	48,965
MSI(4)	436,756	(601,484)	(164,728)	—	(164,728)
NWM(4)	—	(2,682)	(2,682)	—	(2,682)
RBC(4)	60,558	(56,369)	4,189	—	4,189
SCS(4)	12,460	(3,984)	8,476	—	8,476
SSB(3-a)	—	(14,132)	(14,132)	10,033	(4,099)
SSB(3-b)	1,326	—	1,326	—	1,326
SSB(4)	85,022	(291,595)	(206,573)	—	(206,573)
TD(3-a)	64,559	—	64,559	(62,914)	1,645
TD(4)	268,579	(1,595,194)	(1,326,615)	—	(1,326,615)
UAG(3-a)	—	(22,914)	(22,914)	22,914	—
UBS(4)	1,489,202	(255,401)	1,233,801	—	1,233,801
WBC(4)	—	(4,734)	(4,734)	—	(4,734)

	$10,387,881	$(11,424,399)	$(1,036,518)	$(769,455)	$(1,805,973)

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3-a)	PGIM Fixed Income (Core Plus)
(3-b)	PGIM Fixed Income (Global Bond)
(4)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2023	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2023

ASSETS
Investments at value, including securities on loan of $194,563,122:
Unaffiliated investments (cost $7,715,161,952)	$7,969,114,370
Affiliated investments (cost $4,251,909,858)	4,482,841,397
Foreign currency, at value (cost $3,992,728)	3,988,381
Cash	16,233
Receivable for investments sold	46,159,275
Dividends and interest receivable	17,019,841
Due from broker-variation margin futures	13,303,120
Unrealized appreciation on OTC forward foreign currency exchange contracts	9,596,883
Tax reclaim receivable	5,755,591
Receivable for Portfolio shares sold	1,145,053
Deposit with broker for centrally cleared/exchange-traded derivatives	590,000
Premiums paid for OTC swap agreements	381,943
Unrealized appreciation on OTC swap agreements	354,468
Due from broker-variation margin swaps	151,503
Unrealized appreciation on OTC cross currency exchange contracts	54,587
Receivable from affiliate	53,480
Prepaid expenses and other assets	87,096

Total Assets	12,550,613,221

LIABILITIES
Payable to broker for collateral for securities on loan	197,965,272
Payable for investments purchased	61,590,944
Unrealized depreciation on OTC forward foreign currency exchange contracts	10,415,695
Forward commitment contracts, at value (proceeds receivable $7,872,759)	7,821,311
Management fee payable	2,523,314
Accrued expenses and other liabilities	1,589,222
Payable to affiliate	1,220,152
Unrealized depreciation on OTC swap agreements	820,654
Distribution fee payable	289,876
Payable for Portfolio shares purchased	151,132
Unrealized depreciation on OTC cross currency exchange contracts	130,354
Premiums received for OTC swap agreements	57,696
Affiliated transfer agent fee payable	707

Total Liabilities	284,576,329

NET ASSETS	$12,266,036,892

Net assets were comprised of:
Partners’ Equity	$12,266,036,892

Net asset value and redemption price per share, $12,266,036,892 / 461,127,998 outstanding shares of beneficial interest	$26.60

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $4,441,131 foreign withholding tax, of which $457,348 is reimbursable by an affiliate)	$73,135,070
Affiliated dividend income	46,360,674
Interest income (net of $19,877 foreign withholding tax)	26,490,696
Income from securities lending, net (including affiliated income of $359,989)	412,029

Total income	146,398,469

EXPENSES
Management fee	35,958,002
Distribution fee	14,346,227
Custodian and accounting fees	608,911
Trustees’ fees	98,302
Professional fees	43,052
Audit fee	42,151
Shareholders’ reports	9,430
Transfer agent’s fees and expenses (including affiliated expense of $3,038)	4,023
Miscellaneous	104,138

Total expenses	51,214,236
Less: Fee waiver and/or expense reimbursement	(5,379,908)
Distribution fee waiver	(1,773,570)

Net expenses	44,060,758

NET INVESTMENT INCOME (LOSS)	102,337,711

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $13,071,042) (net of foreign capital gains taxes $(57,004))	(19,757,056)
In-kind transactions(1)	(9,504,775)
Futures transactions	55,285,700
Forward and cross currency contract transactions	(9,599,606)
Options written transactions	996,527
Swap agreements transactions	(6,734,570)
Foreign currency transactions	(3,291,350)

7,394,870

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $200,802,066)	1,018,132,512
Futures	44,052,817
Forward and cross currency contracts	10,200,004
Options written	(119,554)
Swap agreements	4,920,433
Foreign currencies	(500,232)

1,076,685,980

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,084,080,850

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,186,418,561

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$102,337,711	$119,549,621
Net realized gain (loss) on investment and foreign currency transactions	7,394,870	(1,136,669,311)
Net capital gain distributions received	—	18,975
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,076,685,980	(1,552,383,320)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,186,418,561	(2,569,484,035)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [18,486,688 and 49,409,397 shares, respectively]	465,338,733	1,196,393,324
Portfolio shares issued in merger [37,476,978 and 0 shares, respectively]	925,681,366	—
Portfolio shares purchased [30,944,242 and 143,781,769 shares, respectively]	(774,991,274)	(3,479,955,625)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	616,028,825	(2,283,562,301)

TOTAL INCREASE (DECREASE)	1,802,447,386	(4,853,046,336)
NET ASSETS:
Beginning of period	10,463,589,506	15,316,635,842

End of period	$12,266,036,892	$10,463,589,506

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$23.99		$28.87	$24.68	$21.76	$17.80		$18.98

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.25	0.02	(0.01)	0.03		0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.39		(5.13)	4.17	2.93	3.93		(1.20)

Total from investment operations	2.61		(4.88)	4.19	2.92	3.96		(1.18)

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$26.60		$23.99	$28.87	$24.68	$21.76		$17.80

Total Return(d)	10.88%		(16.90)%	16.98%	13.42%	22.25	%(e)	(6.22)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12,266		$10,464	$15,317	$14,643	$14,290		$12,090
Average net assets (in millions)	$11,572		$12,222	$15,150	$12,945	$13,724		$14,194
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.77	%(g)	0.76%	0.47%	0.16%	0.16%		0.15%
Expenses before waivers and/or expense reimbursement	0.89	%(g)	0.89%	0.57%	0.16%	0.16%		0.16%
Net investment income (loss)	1.78	%(g)	0.98%	0.07%	(0.04)%	0.12%		0.09%
Portfolio turnover rate(h)	41%		65%	84%	61%	26%		15%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Total return for the year includes the impact of the capital contribution, which was not material to the total return. (f) Does not include expenses of the underlying funds in which the Portfolio invests.

(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 80.4%

AFFILIATED MUTUAL FUND — 20.9%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio* (cost $472,673,070)(wd)	46,919,053	$478,574,337

COMMON STOCKS — 54.6%
Australia — 0.3%
BHP Group Ltd.	147,728	4,440,994
Rio Tinto PLC	48,386	3,074,916

		7,515,910

Belgium — 0.2%
KBC Group NV	63,117	4,405,618

Brazil — 0.2%
Ambev SA, ADR	103,690	329,734
B3 SA - Brasil Bolsa Balcao	132,534	404,394
Banco do Brasil SA	8,443	87,283
Centrais Eletricas Brasileiras SA	15,342	127,492
Itau Unibanco Holding SA, ADR	131,936	778,422
Localiza Rent a Car SA	15,580	222,855
Lojas Renner SA	44,878	188,015
MercadoLibre, Inc.*	919	1,088,647
NU Holdings Ltd. (Class A Stock)*	9,706	76,580
Raia Drogasil SA	93,226	574,948
Suzano SA	18,253	168,761
TIM SA, ADR	8,816	134,797
Transmissora Alianca de Energia Eletrica SA, UTS	6,930	54,506
Vale SA, ADR	32,218	432,366
WEG SA	102,959	813,230

		5,482,030

Canada — 0.9%
Alimentation Couche-Tard, Inc.	65,516	3,359,503
Canadian National Railway Co.	42,123	5,100,866
Fairfax Financial Holdings Ltd.	1,210	906,168
RB Global, Inc.(a)	18,705	1,122,300
Toronto-Dominion Bank (The)	165,328	10,247,278

		20,736,115

Chile — 0.0%
Banco Santander Chile, ADR	7,095	133,741

China — 1.7%
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	14,300	36,569
Alibaba Group Holding Ltd.*	187,852	1,955,507
Amoy Diagnostics Co. Ltd. (Class A Stock)	4,900	16,387
Angel Yeast Co. Ltd. (Class A Stock)	13,400	66,824
Anhui Conch Cement Co. Ltd. (Class H Stock)	12,500	33,257
ANTA Sports Products Ltd.	10,600	108,925
Baidu, Inc., ADR*	1,356	185,650
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	123,800	95,782
BeiGene Ltd., ADR*	125	22,287
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (Class A Stock)	9,000	33,804

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
BOC Aviation Ltd., 144A	6,400	$51,873
BOE Technology Group Co. Ltd. (Class A Stock)	228,100	128,606
Budweiser Brewing Co. APAC Ltd., 144A	198,800	514,427
BYD Co. Ltd. (Class H Stock)	2,500	80,162
Chacha Food Co. Ltd. (Class A Stock)	10,200	58,421
China Construction Bank Corp. (Class H Stock)*	834,000	539,951
China International Capital Corp. Ltd. (Class H Stock), 144A	63,200	111,416
China Life Insurance Co. Ltd. (Class H Stock)	92,000	154,007
China Longyuan Power Group Corp. Ltd. (Class H Stock)	86,000	88,827
China Merchants Bank Co. Ltd. (Class H Stock)	62,500	285,068
China Overseas Land & Investment Ltd.	65,500	143,291
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,600	115,789
China Petroleum & Chemical Corp. (Class H Stock)	236,000	138,754
China Resources Land Ltd	50,000	212,783
China Resources Mixc Lifestyle Services Ltd., 144A	12,000	59,774
China Vanke Co. Ltd. (Class H Stock)	59,500	80,153
Chongqing Fuling Zhacai Group Co. Ltd. (Class A Stock)	35,100	88,578
Country Garden Services Holdings Co. Ltd.	13,000	16,870
CSPC Pharmaceutical Group Ltd.	50,000	43,514
Dongguan Yiheda Automation Co. Ltd. (Class A Stock)	9,960	61,358
ENN Energy Holdings Ltd.	16,400	205,133
Flat Glass Group Co. Ltd. (Class H Stock)	17,000	58,289
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	58,551	378,000
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	30,400	126,099
Ganfeng Lithium Group Co. Ltd. (Class H Stock), 144A	5,560	36,468
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	150,000	89,675
Guangzhou Kingmed Diagnostics Group Co. Ltd. (Class A Stock)	7,600	79,048
H World Group Ltd.*	42,100	163,153
H World Group Ltd., ADR*(a)	5,110	198,166
Haier Smart Home Co. Ltd. (Class H Stock)	65,600	206,873
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	11,300	64,570
Hefei Meiya Optoelectronic Technology, Inc. (Class A Stock)	12,900	45,799
Huatai Securities Co. Ltd. (Class H Stock), 144A	23,400	28,988
Huayu Automotive Systems Co. Ltd. (Class A Stock)	26,100	66,385

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Hundsun Technologies, Inc. (Class A Stock)	9,920	$60,552
Industrial & Commercial Bank of China Ltd. (Class H Stock)	508,000	271,481
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	69,301	270,203
Jade Bird Fire Co. Ltd. (Class A Stock)	19,578	49,087
JD Health International, Inc., 144A*	6,350	40,334
JD.com, Inc. (Class A Stock)	67,179	1,145,709
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	12,900	114,309
Jiumaojiu International Holdings Ltd., 144A	26,000	42,758
Joinn Laboratories China Co. Ltd. (Class H Stock), 144A	10,444	26,351
Kanzhun Ltd., ADR*	2,339	35,202
Kingdee International Software Group Co. Ltd.*	53,000	71,170
Kunlun Energy Co. Ltd.	170,000	133,919
Kweichow Moutai Co. Ltd. (Class A Stock)	4,132	962,425
Laobaixing Pharmacy Chain JSC (Class A Stock)	10,948	45,023
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	26,000	102,790
Meituan (Class B Stock), 144A*	40,960	642,290
Midea Group Co. Ltd. (Class A Stock)	56,000	454,847
Minth Group Ltd.	16,000	43,993
Montage Technology Co. Ltd. (Class A Stock)	6,024	47,733
NARI Technology Co. Ltd. (Class A Stock)	16,200	51,545
NetEase, Inc.	57,110	1,106,159
NIO, Inc., ADR*(a)	5,176	50,155
NIO, Inc. (Class A Stock)*	5,580	54,124
NXP Semiconductors NV	48,100	9,845,108
Oppein Home Group, Inc. (Class A Stock)	4,200	55,443
PDD Holdings, Inc., ADR*	4,107	283,958
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	13,400	41,548
PICC Property & Casualty Co. Ltd. (Class H Stock)	144,000	160,338
Ping An Bank Co. Ltd. (Class A Stock)	83,900	129,942
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	185,000	1,181,580
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	159,000	98,049
Prosus NV*	11,670	854,643
Qingdao Haier Biomedical Co. Ltd. (Class A Stock)	7,158	50,696
Sany Heavy Industry Co. Ltd. (Class A Stock)	25,900	59,332
Shanghai Baosight Software Co. Ltd. (Class A Stock)	15,168	106,230
Shanghai Liangxin Electrical Co. Ltd. (Class A Stock)	25,100	38,911
Shanghai Putailai New Energy Technology Co. Ltd. (Class A Stock)	8,410	44,325

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	3,400	$140,587
Shenzhou International Group Holdings Ltd.	8,100	77,796
Silergy Corp.	7,000	87,200
Skshu Paint Co. Ltd. (Class A Stock)*	5,460	49,197
StarPower Semiconductor Ltd. (Class A Stock)	1,100	32,656
Sunny Optical Technology Group Co. Ltd.	3,300	33,088
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)	3,200	74,653
Tencent Holdings Ltd.	239,700	10,163,563
Tingyi Cayman Islands Holding Corp.	32,000	49,828
Trip.com Group Ltd., ADR*	4,338	151,830
Wanhua Chemical Group Co. Ltd. (Class A Stock)	10,400	125,745
Wuliangye Yibin Co. Ltd. (Class A Stock)	16,200	365,432
WuXi AppTec Co. Ltd. (Class H Stock), 144A	14,264	114,318
Wuxi Biologics Cayman, Inc., 144A*	117,500	564,711
Xinyi Solar Holdings Ltd.	64,000	74,304
XPeng, Inc. (Class A Stock)*	8,848	58,776
Yum China Holdings, Inc. (OOTC)(a)	11,503	649,919
Yum China Holdings, Inc. (XHKG)	3,500	198,292
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	11,700	90,251
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (Class A Stock)	12,800	125,284
Zhejiang Weixing New Building Materials Co. Ltd. (Class A Stock)	30,470	86,100
Zhuzhou CRRC Times Electric Co. Ltd. (Class H Stock)	21,600	80,683
Zijin Mining Group Co. Ltd. (Class H Stock)	142,000	210,285
ZTO Express Cayman, Inc.	2,300	57,725

		39,709,745

Colombia — 0.0%
Ecopetrol SA, ADR	6,187	63,417

Denmark — 0.6%
Carlsberg A/S (Class B Stock)	8,054	1,289,696
NKT A/S*	13,815	838,304
Novo Nordisk A/S (Class B Stock)	64,789	10,466,005

		12,594,005

Finland — 0.2%
Konecranes OYJ	12,026	484,348
Nordea Bank Abp	269,736	2,938,147

		3,422,495

France — 2.8%
Air Liquide SA	23,782	4,264,947
Amundi SA, 144A	11,804	697,365
BNP Paribas SA	15,747	993,730
Capgemini SE	14,529	2,750,958
Elis SA	35,648	693,468

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
France (cont’d.)
Engie SA	143,295	$2,386,280
Legrand SA	36,120	3,583,243
L’Oreal SA	4,219	1,968,063
LVMH Moet Hennessy Louis Vuitton SE	15,664	14,769,778
Safran SA	55,357	8,674,980
Sodexo SA	7,198	792,625
SPIE SA	21,612	698,912
Thales SA	3,715	556,614
TotalEnergies SE	121,447	6,971,620
Vinci SA	112,954	13,124,735

		62,927,318

Germany — 1.6%
Allianz SE	28,154	6,557,734
CTS Eventim AG & Co. KGaA	9,474	599,194
Deutsche Boerse AG	17,698	3,267,308
Deutsche Lufthansa AG*	101,771	1,043,514
Heidelberg Materials AG	7,142	587,348
HUGO BOSS AG	7,208	563,387
Infineon Technologies AG	92,204	3,797,169
Mercedes-Benz Group AG	15,237	1,226,446
MTU Aero Engines AG	3,625	940,213
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,426	3,914,052
RWE AG	265,316	11,561,492
Siemens AG	10,136	1,689,680
SMA Solar Technology AG*(a)	3,554	434,711

		36,182,248

Greece — 0.0%
Hellenic Telecommunications Organization SA	6,982	119,693
OPAP SA	4,294	74,880

		194,573

Hong Kong — 0.4%
AIA Group Ltd.	812,000	8,247,078
Hong Kong Exchanges & Clearing Ltd.	15,700	594,857
Jardine Matheson Holdings Ltd.	4,400	223,125
Sino Biopharmaceutical Ltd.	95,000	41,508
Techtronic Industries Co. Ltd.	55,000	601,459

		9,708,027

Hungary — 0.0%
OTP Bank Nyrt	4,651	165,345
Richter Gedeon Nyrt	3,409	84,160

		249,505

India — 0.9%
Aarti Industries Ltd.	7,389	45,449
Apollo Hospitals Enterprise Ltd.	3,041	189,294
Ashok Leyland Ltd.	44,014	90,027
Asian Paints Ltd.	571	23,447
Axis Bank Ltd.	24,410	294,540
Bajaj Finance Ltd.	515	45,107
Bharat Petroleum Corp. Ltd.	31,453	139,963

	Shares	Value

COMMON STOCKS (continued)
India (cont’d.)
Biocon Ltd.	16,830	$54,539
Britannia Industries Ltd.	3,368	206,518
Colgate-Palmolive India Ltd.	2,602	53,608
Dabur India Ltd.	11,659	81,556
Dr. Reddy’s Laboratories Ltd.	3,103	195,427
Eicher Motors Ltd.	2,331	101,915
Godrej Properties Ltd.*	4,848	92,927
HCL Technologies Ltd.	3,816	55,475
HDFC Bank Ltd., ADR(a)	112,376	7,832,607
HDFC Life Insurance Co. Ltd., 144A	22,501	178,751
Hindustan Unilever Ltd.	10,434	341,140
Housing Development Finance Corp. Ltd.	135,463	4,673,512
ICICI Bank Ltd.	43,763	501,042
ICICI Prudential Life Insurance Co. Ltd., 144A	15,123	105,735
Infosys Ltd., ADR(a)	124,407	1,999,220
ITC Ltd.	43,943	242,303
Kotak Mahindra Bank Ltd.	13,147	296,510
Larsen & Toubro Ltd.	6,254	189,105
Mahindra & Mahindra Ltd.	3,076	54,652
Maruti Suzuki India Ltd.	2,177	260,367
NTPC Ltd.	55,650	128,529
Oil & Natural Gas Corp. Ltd.	33,051	64,693
Petronet LNG Ltd.	41,271	112,252
Power Grid Corp. of India Ltd.	52,871	164,822
Reliance Industries Ltd.	27,190	847,542
Shriram Finance Ltd.	8,026	170,135
Tata Consultancy Services Ltd.	8,611	347,948
Tata Consumer Products Ltd.	8,871	93,272
UltraTech Cement Ltd.	1,960	198,455
UPL Ltd.	21,028	176,595
WNS Holdings Ltd., ADR*	679	50,056

		20,699,035

Indonesia — 0.4%
Bank Central Asia Tbk PT	7,442,300	4,564,351
Bank Mandiri Persero Tbk PT	164,200	57,143
Bank Rakyat Indonesia Persero Tbk PT.	3,358,807	1,226,272
Telkom Indonesia Persero Tbk PT	7,630,700	2,041,385
Unilever Indonesia Tbk PT	891,600	253,839
United Tractors Tbk PT	58,300	90,417

		8,233,407

Ireland — 0.1%
AIB Group PLC	189,300	796,688
Bank of Ireland Group PLC	101,750	971,452
Ryanair Holdings PLC, ADR*	9,139	1,010,774

		2,778,914

Italy — 0.1%
BFF Bank SpA, 144A	9,564	104,820
UniCredit SpA	77,034	1,791,316

		1,896,136

Japan — 1.5%
Allegro MicroSystems, Inc.*	17,353	783,314

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Hoya Corp.	44,500	$5,325,148
Japan Exchange Group, Inc.	107,600	1,882,838
Keyence Corp.	7,400	3,516,160
Mitsubishi UFJ Financial Group, Inc.	310,900	2,291,667
Nippon Telegraph & Telephone Corp.	2,397,500	2,836,977
Seven & i Holdings Co. Ltd.	68,500	2,959,348
Shin-Etsu Chemical Co. Ltd.	209,700	7,007,745
Sony Group Corp.	42,400	3,827,457
Tokio Marine Holdings, Inc.	170,200	3,923,717

		34,354,371

Kuwait — 0.0%
National Bank of Kuwait SAKP	40,793	124,408

Macau — 0.0%
Sands China Ltd.*	104,000	356,170

Malaysia — 0.0%
CIMB Group Holdings Bhd	67,900	73,703
Malayan Banking Bhd	33,100	61,236
Petronas Chemicals Group Bhd	72,500	93,336
Public Bank Bhd	212,200	175,202
Tenaga Nasional Bhd	40,000	77,604

		481,081

Mexico — 0.4%
America Movil SAB de CV (Class B Stock)	301,222	326,968
Cemex SAB de CV, UTS*	112,394	79,451
Fomento Economico Mexicano SAB de CV, ADR	4,753	526,823
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	9,234	166,182
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	5,112	142,901
Grupo Financiero Banorte SAB de CV (Class O Stock)	106,639	877,309
Grupo Mexico SAB de CV (Class B Stock)	34,431	165,547
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	44,033	98,243
Regional SAB de CV	6,529	47,305
Wal-Mart de Mexico SAB de CV	1,556,983	6,175,357

		8,606,086

Netherlands — 1.3%
ASML Holding NV (XAMS)	13,765	9,984,147
ASML Holding NV (NYSE)	650	471,088
Koninklijke Ahold Delhaize NV	46,062	1,570,393
Koninklijke KPN NV	262,629	937,579
Shell PLC	541,285	16,147,444

		29,110,651

Panama — 0.0%
Copa Holdings SA (Class A Stock)	558	61,704

Peru — 0.0%
Credicorp Ltd.	3,979	587,460

Philippines — 0.0%
ACEN Corp.*	15,270	1,496

	Shares	Value

COMMON STOCKS (continued)
Philippines (cont’d.)
Ayala Land, Inc.	108,200	$47,866
BDO Unibank, Inc.	22,650	56,718

		106,080

Poland — 0.0%
Dino Polska SA, 144A*	1,533	179,106
Powszechny Zaklad Ubezpieczen SA	14,982	145,320

		324,426

Qatar — 0.0%
Industries Qatar QSC	30,094	93,633
Qatar National Bank QPSC	47,737	203,046

		296,679

Russia — 0.0%
Gazprom PJSC^	165,440	—
Magnitogorsk Iron & Steel Works PJSC*^	112,615	—
MMC Norilsk Nickel PJSC*^	1,439	—
MMC Norilsk Nickel PJSC, ADR*^	8	—
Novatek PJSC^	5,822	1
Rosneft Oil Co. PJSC^	30,688	—
Sberbank of Russia PJSC^	43,116	—
Sberbank of Russia PJSC, ADR*(a)^	18,600	2
Severstal PAO, GDR*^	11,949	1
TCS Group Holding PLC, GDR*^	2,342	—
X5 Retail Group NV, GDR*^	7,231	1

		5

Saudi Arabia — 0.1%
Al Rajhi Bank	21,202	414,969
Alinma Bank	22,162	199,190
Almarai Co. JSC	6,891	111,626
Etihad Etisalat Co.	9,164	117,558
SABIC Agri-Nutrients Co.	2,752	95,588
Saudi Arabian Mining Co.*	5,632	63,626
Saudi Arabian Oil Co., 144A	22,362	193,701
Saudi Basic Industries Corp.	10,578	250,400
Saudi National Bank (The)	28,536	281,443
Saudi Telecom Co.	17,980	209,642

		1,937,743

Singapore — 0.4%
DBS Group Holdings Ltd.	380,900	8,895,075
Sea Ltd., ADR*(a)	3,890	225,775

		9,120,850

South Africa — 0.2%
Anglo American PLC	83,845	2,387,361
Bid Corp. Ltd.	23,412	514,440
Bidvest Group Ltd. (The)	22,675	315,460
Capitec Bank Holdings Ltd.	6,335	527,897
Clicks Group Ltd.	10,950	152,011
Discovery Ltd.*	10,402	80,617
FirstRand Ltd.	73,692	268,518
Foschini Group Ltd. (The)	17,837	89,231
Gold Fields Ltd.	4,496	62,505
Impala Platinum Holdings Ltd.	3,968	26,435

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
South Africa (cont’d.)
MTN Group Ltd.	22,859	$167,953
Naspers Ltd. (Class N Stock)	1,482	267,740
Nedbank Group Ltd.	6,252	75,946
Sanlam Ltd.	41,016	126,956
Standard Bank Group Ltd.	20,291	191,578
Vodacom Group Ltd.	7,821	48,735

		5,303,383

South Korea — 0.9%
BGF retail Co. Ltd.	211	28,028
Hana Financial Group, Inc.	5,964	178,040
Hankook Tire & Technology Co. Ltd.	1,344	35,261
HL Mando Co. Ltd.	1,356	55,782
Hyundai Glovis Co. Ltd.	1,041	156,728
Hyundai Mobis Co. Ltd.	1,019	180,411
Hyundai Motor Co.	671	105,544
JYP Entertainment Corp.	607	60,582
KB Financial Group, Inc.	6,093	221,144
Kia Corp.	3,963	266,952
KIWOOM Securities Co. Ltd.	727	49,127
LG Chem Ltd.	1,890	962,127
LG Energy Solution Ltd.*	171	72,092
LG H&H Co. Ltd.	713	249,169
Lotte Chemical Corp.	551	64,848
NAVER Corp.	4,586	641,971
NCSoft Corp.	404	90,979
POSCO Holdings, Inc.	893	264,285
Samsung Biologics Co. Ltd., 144A*	340	192,500
Samsung Electronics Co. Ltd.	121,314	6,679,947
Samsung Electronics Co. Ltd., GDR	6,699	9,286,300
Samsung Engineering Co. Ltd.*	3,406	73,451
Samsung Fire & Marine Insurance Co. Ltd.	1,070	186,721
Samsung SDI Co. Ltd.	225	114,893
Shinhan Financial Group Co. Ltd.	5,425	140,248
SK Hynix, Inc.	6,338	556,885
SK IE Technology Co. Ltd., 144A*	811	60,084
SK Innovation Co. Ltd.*	1,112	134,812
SK Telecom Co. Ltd.	2,449	86,660
SK, Inc.	420	47,642
SKC Co. Ltd.	906	67,580
S-Oil Corp.	1,908	96,947

		21,407,740

Spain — 0.4%
Banco de Sabadell SA	497,513	573,607
Iberdrola SA	362,899	4,739,026
Industria de Diseno Textil SA	110,422	4,283,027

		9,595,660

Sweden — 0.4%
AddTech AB (Class B Stock)	17,658	385,093
Atlas Copco AB (Class A Stock)	244,470	3,529,385
Essity AB (Class B Stock)	31,051	826,940
Volvo AB (Class B Stock)	172,686	3,573,741

		8,315,159

	Shares	Value

COMMON STOCKS (continued)
Switzerland — 0.4%
Cie Financiere Richemont SA (Class A Stock)	9,624	$1,634,810
Novartis AG	27,924	2,815,282
Zurich Insurance Group AG	11,560	5,498,960

		9,949,052

Taiwan — 1.3%
Accton Technology Corp.	18,000	202,468
Advantech Co. Ltd.	15,496	204,016
ASE Technology Holding Co. Ltd.	50,000	177,807
AUO Corp.	132,000	79,217
Chailease Holding Co. Ltd.	29,791	195,870
Chunghwa Telecom Co. Ltd.	30,000	112,362
CTBC Financial Holding Co. Ltd.	269,000	215,111
Delta Electronics, Inc.	114,000	1,263,386
E.Sun Financial Holding Co. Ltd.	210,758	176,580
Eclat Textile Co. Ltd.	8,000	128,642
eMemory Technology, Inc.	1,000	71,575
Fubon Financial Holding Co. Ltd.	78,660	153,970
Giant Manufacturing Co. Ltd.	8,000	59,365
Hon Hai Precision Industry Co. Ltd.	70,000	254,502
Largan Precision Co. Ltd.	4,373	299,977
MediaTek, Inc.	7,000	154,951
Nan Ya Plastics Corp.	70,000	163,284
Nien Made Enterprise Co. Ltd.	7,000	77,159
Novatek Microelectronics Corp.	6,000	82,381
President Chain Store Corp.	68,000	617,511
Quanta Computer, Inc.	17,000	83,026
Realtek Semiconductor Corp.	9,000	112,218
Taiwan Mobile Co. Ltd.	21,000	64,504
Taiwan Semiconductor Manufacturing Co. Ltd.	390,000	7,204,600
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	177,015	17,864,354
Uni-President Enterprises Corp.	85,000	208,405
United Microelectronics Corp.	50,000	78,561
Vanguard International Semiconductor Corp.	14,000	39,759
Wiwynn Corp.	4,000	182,810
Yuanta Financial Holding Co. Ltd.	256,197	190,538

		30,718,909

Thailand — 0.1%
Airports of Thailand PCL, NVDR*	73,500	149,364
Bangkok Bank PCL, NVDR	11,100	50,008
Fabrinet*	1,780	231,186
Indorama Ventures PCL, NVDR	57,100	55,277
Kasikornbank PCL, NVDR	24,200	88,575
PTT Exploration & Production PCL, NVDR	38,600	163,555
PTT Global Chemical PCL, NVDR	90,900	95,733
PTT PCL, NVDR	99,100	93,801
SCB X PCL, NVDR	43,700	131,576
SCG Packaging PCL, NVDR	41,100	43,256
Siam Cement PCL (The)	10,100	91,831
Siam Cement PCL (The), NVDR	6,600	60,008
Thai Oil PCL	62,638	78,373

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Thailand (cont’d.)
Thai Union Group PCL, NVDR	107,100	$38,992

		1,371,535

United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC	62,597	93,571
Emaar Properties PJSC	114,323	200,948
Emirates Telecommunications Group Co. PJSC	13,221	81,129
First Abu Dhabi Bank PJSC	19,167	71,435

		447,083

United Kingdom — 1.6%
3i Group PLC	164,184	4,069,622
Ashtead Group PLC	13,276	920,437
AstraZeneca PLC	62,764	8,997,488
BP PLC	495,417	2,884,505
Diageo PLC	84,128	3,616,747
Dunelm Group PLC	29,969	427,861
Games Workshop Group PLC	3,707	514,410
Inchcape PLC	45,141	446,738
JD Sports Fashion PLC	320,534	595,423
Lloyds Banking Group PLC	4,113,803	2,280,481
Melrose Industries PLC	147,287	948,984
RELX PLC	141,077	4,706,077
Rotork PLC	164,118	635,899
SSE PLC	151,264	3,547,155
TechnipFMC PLC*(a)	64,261	1,068,018
Weir Group PLC (The)	20,567	459,172
Whitbread PLC	32,034	1,378,955

		37,497,972

United States — 35.2%
AbbVie, Inc.	112,815	15,199,565
Accenture PLC (Class A Stock)	5,240	1,616,959
Acushnet Holdings Corp.(a)	17,580	961,274
Adobe, Inc.*	8,183	4,001,405
Advanced Micro Devices, Inc.*	49,163	5,600,157
AECOM	9,224	781,181
Agiliti, Inc.*	49,190	811,635
Air Lease Corp.	14,407	602,933
Alaska Air Group, Inc.*	14,895	792,116
Albertson’s Cos., Inc. (Class A Stock)	40,104	875,069
Alnylam Pharmaceuticals, Inc.*	5,401	1,025,866
Alphabet, Inc. (Class A Stock)*	34,412	4,119,116
Alphabet, Inc. (Class C Stock)*	70,229	8,495,602
Amazon.com, Inc.*	250,094	32,602,254
American Express Co.	20,329	3,541,312
American Homes 4 Rent (Class A Stock), REIT	31,075	1,101,609
Ameriprise Financial, Inc.	5,627	1,869,064
AmerisourceBergen Corp.	13,074	2,515,830
AMETEK, Inc.	10,173	1,646,805
Analog Devices, Inc.	23,378	4,554,268
Apple Hospitality REIT, Inc., REIT	39,546	597,540
Apple, Inc.	174,115	33,773,087
Applied Industrial Technologies, Inc.	7,770	1,125,329
AptarGroup, Inc.	11,609	1,345,019
Arista Networks, Inc.*	4,047	655,857

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
AssetMark Financial Holdings, Inc.*	27,160	$805,566
AutoZone, Inc.*	653	1,628,164
Axalta Coating Systems Ltd.*	45,804	1,502,829
AZEK Co., Inc. (The)*	29,260	886,285
Azenta, Inc.*	16,080	750,614
Badger Meter, Inc.	7,370	1,087,517
Baker Hughes Co.	163,015	5,152,904
Bank of America Corp	337,317	9,677,625
BankUnited, Inc.	26,700	575,385
Bath & Body Works, Inc	12,765	478,688
Berkshire Hathaway, Inc. (Class B Stock)*	14,030	4,784,230
Best Buy Co., Inc	8,692	712,309
Biogen, Inc.*	4,729	1,347,056
BJ’s Wholesale Club Holdings, Inc.*	16,660	1,049,747
Blackstone, Inc	17,212	1,600,200
Booking Holdings, Inc.*	1,081	2,919,057
Boston Scientific Corp.*	28,279	1,529,611
Brady Corp. (Class A Stock)	17,271	821,581
Bright Horizons Family Solutions, Inc.*	13,920	1,286,904
Bristol-Myers Squibb Co.	190,770	12,199,741
Brixmor Property Group, Inc., REIT	48,112	1,058,464
Brunswick Corp.	13,740	1,190,434
Cadence Design Systems, Inc.*	3,974	931,982
Capital One Financial Corp.	32,528	3,557,587
Carlisle Cos., Inc.	3,732	957,370
Carter’s, Inc.(a)	9,656	701,026
Casella Waste Systems, Inc. (Class A Stock)*	15,080	1,363,986
Casey’s General Stores, Inc.(a)	4,240	1,034,051
CBRE Group, Inc. (Class A Stock)*	18,334	1,479,737
CDW Corp.	2,624	481,504
Certara, Inc.*	35,679	649,715
Charles Schwab Corp. (The)	65,645	3,720,759
Charter Communications, Inc. (Class A Stock)*	6,847	2,515,382
Chemed Corp.	2,140	1,159,174
Cheniere Energy, Inc.	7,642	1,164,335
Chevron Corp.	42,307	6,657,006
Chubb Ltd.	4,907	944,892
Cigna Group (The)	3,874	1,087,044
Cisco Systems, Inc.	15,282	790,691
Citigroup, Inc.	16,754	771,354
Citizens Financial Group, Inc.	29,748	775,828
Claire’s Private Placement*^	313	93,900
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	55,577	882,007
CME Group, Inc.	49,647	9,199,093
CNA Financial Corp.	13,818	533,651
Coca-Cola Co. (The)	216,712	13,050,397
Columbia Sportswear Co.	6,828	527,395
Commerce Bancshares, Inc	15,247	742,529
Confluent, Inc. (Class A Stock)*(a)	35,621	1,257,778
ConocoPhillips	69,787	7,230,631
Constellation Brands, Inc. (Class A Stock)	3,760	925,449
Cooper Cos., Inc. (The)	3,559	1,364,627
Copart, Inc.*	25,574	2,332,605
Core & Main, Inc. (Class A Stock)*	14,020	439,387

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Coterra Energy, Inc.	26,509	$670,678
Crowdstrike Holdings, Inc. (Class A Stock)*	5,532	812,485
CubeSmart, REIT(a)	21,180	945,899
Cullen/Frost Bankers, Inc.	11,593	1,246,595
Cushman & Wakefield PLC*	77,947	637,606
CVS Health Corp.	16,081	1,111,680
Danaher Corp.	4,800	1,152,000
Deere & Co.	30,940	12,536,579
Definitive Healthcare Corp.*(a)	49,019	539,209
Dexcom, Inc.*	11,404	1,465,528
Dick’s Sporting Goods, Inc.(a)	6,565	867,827
Dollar General Corp.	10,280	1,745,338
Dominion Energy, Inc.	18,080	936,363
Douglas Dynamics, Inc.	16,017	478,588
Dover Corp.	10,655	1,573,211
Dow, Inc.	62,980	3,354,315
Driven Brands Holdings, Inc.*	42,794	1,158,006
DT Midstream, Inc.	14,401	713,858
EastGroup Properties, Inc., REIT	9,874	1,714,126
Eastman Chemical Co.	12,397	1,037,877
Eaton Corp. PLC(a)	23,042	4,633,746
Edison International	12,181	845,970
Eli Lilly & Co.	4,101	1,923,287
Encompass Health Corp.	23,313	1,578,523
Energizer Holdings, Inc.(a)	20,332	682,749
Entegris, Inc.	10,018	1,110,195
Entergy Corp.	4,607	448,584
Envestnet, Inc.*(a)	14,299	848,646
Envista Holdings Corp.*	23,715	802,516
EOG Resources, Inc.	40,360	4,618,798
EPAM Systems, Inc.*	1,724	387,469
Equifax, Inc.(a)	4,265	1,003,555
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,961	777,861
Evercore, Inc. (Class A Stock)	9,408	1,162,735
Exact Sciences Corp.*	16,638	1,562,308
Federal Realty Investment Trust, REI	9,117	882,252
FedEx Corp.	5,182	1,284,618
Ferguson PLC	20,787	3,283,340
First Advantage Corp.*	65,201	1,004,747
First Citizens BancShares, Inc. (Class A Stock)	741	951,036
First Financial Bancorp.	38,280	782,443
First Hawaiian, Inc.	37,920	682,939
First Interstate BancSystem, Inc. (Class A Stock)	28,821	687,093
FleetCor Technologies, Inc.*	5,318	1,335,243
Fortune Brands Innovations, Inc	16,012	1,152,063
Freeport-McMoRan, Inc	19,399	775,960
Freshpet, Inc.*(a)	11,420	751,550
Frontier Communications Parent, Inc.*	1	19
Garmin Ltd	7,699	802,929
Gates Industrial Corp. PLC*	48,970	660,116
Generac Holdings, Inc.*	5,226	779,353
General Dynamics Corp.	5,213	1,121,577
Genpact Ltd.	1,163	43,694
Globant SA*	306	54,994
Goodman Networks, Inc.*^	1,490	—

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Guidewire Software, Inc.*	10,678	$812,382
Hartford Financial Services Group, Inc. (The)	7,532	542,455
HashiCorp, Inc. (Class A Stock)*	17,888	468,308
Hayward Holdings, Inc.*(a)	82,590	1,061,282
HCA Healthcare, Inc.	5,049	1,532,271
HealthEquity, Inc.*	19,690	1,243,227
Henry Schein, Inc.*	8,613	698,514
Hillman Solutions Corp.*	101,989	918,921
Hilton Worldwide Holdings, Inc.	35,170	5,118,993
Home Depot, Inc. (The)	2,988	928,192
Honeywell International, Inc.	5,463	1,133,573
Hubbell, Inc.	4,996	1,656,474
HubSpot, Inc.*	2,593	1,379,709
IAC, Inc.*	17,356	1,089,957
ICU Medical, Inc.*(a)	6,712	1,196,011
Ingersoll Rand, Inc.	21,090	1,378,442
Insulet Corp.*(a)	3,358	968,246
International Business Machines Corp.(a)	5,589	747,864
Intuit, Inc.	8,612	3,945,932
Intuitive Surgical, Inc.*	6,618	2,262,959
ITT, Inc.	4,481	417,674
Jabil, Inc.	10,944	1,181,186
Johnson & Johnson	14,618	2,419,571
JS Global Lifestyle Co. Ltd., 144A*	17,500	3,052
Kenvue, Inc.*	22,689	599,443
Keurig Dr. Pepper, Inc.	38,176	1,193,764
Keysight Technologies, Inc.*	4,163	697,094
Kimco Realty Corp., REIT	77,475	1,527,807
Kinder Morgan, Inc.	87,985	1,515,102
Kinsale Capital Group, Inc.	2,385	892,467
Knight-Swift Transportation Holdings, Inc.	16,633	924,129
Kraft Heinz Co. (The)(a)	33,370	1,184,635
Laboratory Corp. of America Holdings	5,088	1,227,887
Lam Research Corp.	2,682	1,724,151
Lamar Advertising Co. (Class A Stock), REIT	9,370	929,973
Landstar System, Inc.	5,764	1,109,801
LCI Industries(a)	7,520	950,227
Leidos Holdings, Inc.	5,761	509,733
Leslie’s, Inc.*(a)	73,650	691,574
Liberty Broadband Corp. (Class C Stock)*	11,465	918,461
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	36,052	1,179,982
Lincoln Electric Holdings, Inc.(a)	6,539	1,298,842
Linde PLC	11,039	4,210,162
Loews Corp.	43,919	2,607,910
Lowe’s Cos., Inc.(a)	28,806	6,501,514
Lululemon Athletica, Inc.*	2,466	933,381
Lyft, Inc. (Class A Stock)*	25,860	247,997
M&T Bank Corp.	21,360	2,643,514
MACOM Technology Solutions Holdings, Inc.*	21,150	1,385,960
Marriott International, Inc. (Class A Stock)	18,982	3,486,804
Martin Marietta Materials, Inc.	4,499	2,077,143

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Marvell Technology, Inc.	16,973	$1,014,646
Mastercard, Inc. (Class A Stock)	46,331	18,221,982
McDonald’s Corp.	30,190	9,008,998
Medtronic PLC	8,704	766,822
Merck & Co., Inc.	9,797	1,130,476
Meta Platforms, Inc. (Class A Stock)*	75,541	21,678,756
Mettler-Toledo International, Inc.*	524	687,299
MGIC Investment Corp.	46,922	740,898
Microsoft Corp.	166,982	56,864,050
Mid-America Apartment Communities, Inc., REIT	8,257	1,253,908
Middleby Corp. (The)*	5,706	843,518
Moelis & Co. (Class A Stock)(a)	17,091	774,906
Mohawk Industries, Inc.*	9,552	985,384
Monarch Casino & Resort, Inc.	8,120	572,054
MongoDB, Inc.*	4,517	1,856,442
Morgan Stanley	60,723	5,185,744
Morningstar, Inc.	4,483	878,982
MSA Safety, Inc.	9,046	1,573,642
Murphy USA, Inc.	2,672	831,286
MYT Holding LLC (Class B Stock)*^	92,685	41,708
Natera, Inc.*	10,718	521,538
National Vision Holdings, Inc.*	16,610	403,457
nCino, Inc.*(a)	22,104	665,772
Neogen Corp.*(a)	35,800	778,650
Nestle SA.	73,246	8,810,879
Netflix, Inc.*	3,858	1,699,410
Newell Brands, Inc.	70,222	610,931
Nexstar Media Group, Inc.	2,480	413,044
NextEra Energy, Inc.	124,537	9,240,645
nLight, Inc.*	35,200	542,784
NNN REIT, Inc., REIT	23,387	1,000,730
Norfolk Southern Corp.	11,147	2,527,694
Northern Trust Corp.	11,586	858,986
Northrop Grumman Corp.	7,824	3,566,179
NorthWestern Corp.	17,530	995,003
Novanta, Inc.*	7,140	1,314,474
NVIDIA Corp.	55,712	23,567,290
Old Dominion Freight Line, Inc.	2,110	780,173
Oracle Corp.	29,514	3,514,822
Outfront Media, Inc., REIT	55,471	872,004
Packaging Corp. of America	12,272	1,621,868
Palo Alto Networks, Inc.*	9,915	2,533,382
Parade Technologies Ltd.	1,000	34,665
Paycor HCM, Inc.*(a)	38,770	917,686
Performance Food Group Co.*(a)	21,695	1,306,907
Perimeter Solutions SA*	77,668	477,658
PG&E Corp.*	184,454	3,187,365
Philip Morris International, Inc.	12,523	1,222,495
Phillips 66	13,125	1,251,863
Pioneer Natural Resources Co.	11,030	2,285,195
Planet Fitness, Inc. (Class A Stock)*	16,258	1,096,440
PNC Financial Services Group, Inc. (The)	9,819	1,236,703
Portland General Electric Co	23,260	1,089,266
Post Holdings, Inc.*	13,701	1,187,192
Power Integrations, Inc	14,752	1,396,572
PPG Industries, Inc	14,980	2,221,534
Primo Water Corp	77,110	966,959

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Procter & Gamble Co. (The)	11,260	$1,708,592
Progressive Corp. (The)(a)	62,476	8,269,948
Progyny, Inc.*	21,190	833,615
Prologis, Inc., REIT	78,365	9,609,900
Public Service Enterprise Group, Inc.	57,562	3,603,957
Public Storage, REIT	4,368	1,274,932
Q2 Holdings, Inc.*	6,786	209,687
Quaker Chemical Corp.(a)	5,680	1,107,032
Quanta Services, Inc.	12,286	2,413,585
QuidelOrtho Corp.*	10,242	848,652
Ralph Lauren Corp.(a)	9,253	1,140,895
Rayonier, Inc., REIT	34,964	1,097,870
Raytheon Technologies Corp.	16,510	1,617,320
RBC Bearings, Inc.*	5,750	1,250,453
Regeneron Pharmaceuticals, Inc.*	14,834	10,658,822
Regions Financial Corp.	65,300	1,163,646
RLI Corp.	8,413	1,148,122
Roche Holding AG	19,247	5,879,382
Ross Stores, Inc.	51,869	5,816,071
Royalty Pharma PLC (Class A Stock)	26,610	817,991
Ryman Hospitality Properties, Inc., REIT	11,200	1,040,704
S&P Global, Inc.	33,184	13,303,134
SAL TopCo LLC*^	7,526	18,815
Savers Value Village, Inc.*	14,580	345,546
Schneider Electric SE	20,680	3,757,075
Seagate Technology Holdings PLC	5,281	326,735
ServiceNow, Inc.*	2,201	1,236,896
ServisFirst Bancshares, Inc.(a)	15,004	613,964
SharkNinja Hong Kong Co. Ltd.*	700	15,453
Shoals Technologies Group, Inc. (Class A Stock)*	9,710	248,188
Silgan Holdings, Inc.	7,906	370,712
Simpson Manufacturing Co., Inc.	8,721	1,207,859
Snowflake, Inc. (Class A Stock)*(a)	5,473	963,139
SolarEdge Technologies, Inc.*	4,059	1,092,074
Stellantis NV	53,192	935,048
StepStone Group, Inc. (Class A Stock)	41,860	1,038,547
Stericycle, Inc.*	22,852	1,061,247
Syneos Health, Inc.*	3,840	161,818
Synopsys, Inc.*	2,060	896,945
T. Rowe Price Group, Inc.	7,213	808,000
Take-Two Interactive Software, Inc.*	4,133	608,212
TD SYNNEX Corp.	9,178	862,732
Teradyne, Inc.(a)	25,864	2,879,439
Tesla, Inc.*	26,107	6,834,029
Texas Instruments, Inc.	9,005	1,621,080
Texas Roadhouse, Inc.	6,753	758,227
Thermo Fisher Scientific, Inc.	2,091	1,090,979
Timken Co. (The)	8,837	808,851
TJX Cos., Inc. (The)	26,865	2,277,883
T-Mobile US, Inc.*	15,758	2,188,786
Toro Co. (The)	8,832	897,773
Trade Desk, Inc. (The) (Class A Stock)*.	20,845	1,609,651
Trane Technologies PLC	17,078	3,266,338
Travelers Cos., Inc. (The)	8,873	1,540,885
Truist Financial Corp.	16,311	495,039
U.S. Bancorp	15,995	528,475
Uber Technologies, Inc.*	279,530	12,067,310

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
UniFirst Corp	5,130	$795,201
Union Pacific Corp	16,748	3,426,976
United Parcel Service, Inc. (Class B Stock)	24,965	4,474,976
UnitedHealth Group, Inc	39,369	18,922,316
Utz Brands, Inc.(a)	54,100	885,076
Verizon Communications, Inc	52,142	1,939,161
Verra Mobility Corp.*	30,390	599,291
Vertex Pharmaceuticals, Inc.*	7,470	2,628,768
Vistra Corp	63	1,654
Vulcan Materials Co	6,889	1,553,056
W.R. Berkley Corp	12,193	726,215
Wells Fargo & Co	146,694	6,260,900
Welltower, Inc., REIT	7,196	582,084
Wendy’s Co. (The)	52,420	1,140,135
Westrock Co	20,012	581,749
WEX, Inc.*	7,510	1,367,346
Weyerhaeuser Co., REIT	57,953	1,942,005
Williams Cos., Inc. (The)	46,843	1,528,487
WillScot Mobile Mini Holdings Corp.*	34,050	1,627,249
Windstream Holdings, Inc.*^	66	495
Wintrust Financial Corp	14,110	1,024,668
Woodward, Inc	6,930	824,046
Workday, Inc. (Class A Stock)*	4,753	1,073,655
Workiva, Inc.*	7,780	790,915
Xcel Energy, Inc	18,077	1,123,847
Yum! Brands, Inc	31,133	4,313,477
Zimmer Biomet Holdings, Inc	6,067	883,355

		805,868,842

TOTAL COMMON STOCKS (cost $1,169,858,109)		1,252,875,288

PREFERRED STOCKS — 0.1%
Brazil — 0.0%
Cia Energetica de Minas Gerais (PRFC)	22,934	61,500
Gerdau SA (PRFC)	33,558	175,632
Itausa SA (PRFC)	81,468	163,848
Petroleo Brasileiro SA (PRFC)	79,378	489,709

		890,689

Germany — 0.1%
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A.	7,276	903,888

United States — 0.0%
Claire’s Stores, Inc., CVT*^	251	589,850
Goodman Networks, Inc.*^	1,772	18

		589,868

TOTAL PREFERRED STOCKS (cost $1,497,885)		2,384,445

	Units	Value

WARRANTS* — 0.0%
United States
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,expiring 09/24/27	917	$22,925

(cost $9)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITY — 0.0%
United States
Dell Equipment Finance Trust,
Series 2022-01, Class A3, 144A
2.490%	08/23/27	1,162	1,132,315

(cost $1,132,407)
COMMERCIAL MORTGAGE-BACKED SECURITY — 0.0%
United States
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	540	198,570

(cost $528,985)

CORPORATE BONDS — 1.7%
Netherlands — 0.1%
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)
5.320%(c)	01/12/24	1,607	1,606,007

United States — 1.6%
American Express Co.,
Sr. Unsec’d. Notes
3.375%	05/03/24	500	490,197
Sr. Unsec’d. Notes, SOFR Index + 0.230%
5.311%(c)	11/03/23	803	802,016
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.400%	05/15/24	990	969,104
Amgen, Inc.,
Sr. Unsec’d. Notes 3.625%	05/22/24	660	647,599
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.843%(ff)	02/04/25	1,550	1,510,018
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	663	648,899
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24	656	639,497
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	05/17/24	929	907,436
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.539%(c)	11/13/23	710	710,544
Cigna Group (The), Gtd. Notes
3.500%	06/15/24	651	637,755
Citizens Bank NA,
Sr. Unsec’d. Notes
5.284%(ff)	01/26/26	793	733,801

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
CNA Financial Corp., Sr. Unsec’d. Notes
3.950%	05/15/24		949	$932,008
Commonwealth Edison Co., First Mortgage
3.100%	11/01/24		390	377,529
Corebridge Global Funding, Sr. Sec’d. Notes, 144A
0.450%	12/08/23		184	179,438
0.800%	07/07/23		623	622,833
5.750%	07/02/26		173	172,449
Equitable Financial Life Global Funding, Sec’d. Notes, 144A
0.500%	11/17/23		995	975,523
Eversource Energy, Sr. Unsec’d. Notes, Series T, SOFR Index + 0.250%
5.339%(c)	08/15/23		336	335,899
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A
0.625%	05/15/24		978	938,117
Gilead Sciences, Inc., Sr. Unsec’d. Notes
3.700%	04/01/24	(a)	1,307	1,288,140
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
3.000%	03/15/24		976	955,901
3.625%	02/20/24		158	155,690
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes
1.450%	04/01/24		294	284,570
5.900%	10/01/24		356	355,577
Hyundai Capital America, Sr. Unsec’d. Notes, 144A
1.250%	09/18/23		276	273,309
5.800%	06/26/25		700	698,700
Jackson Financial, Inc., Sr. Unsec’d. Notes
1.125%	11/22/23		662	649,060
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN
4.950%	06/06/25		128	127,723
Kinder Morgan Energy Partners LP, Gtd. Notes
3.500%	09/01/23		644	641,318
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes
3.875%	03/15/24		377	371,774
Microchip Technology, Inc., Sr. Unsec’d. Notes
0.972%	02/15/24		650	629,200
Morgan Stanley, Sr. Unsec’d. Notes, MTN, SOFR + 0.455%
5.519%(c)	01/25/24		550	549,485
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24		751	739,818
NextEra Energy Capital Holdings, Inc., Gtd. Notes, SOFR Index + 0.400%
5.481%(c)	11/03/23		968	967,877

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Northrop Grumman Corp., Sr. Unsec’d. Notes
3.250%	08/01/23	787	$785,431
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes
2.750%	06/01/24	665	646,633
ONE Gas, Inc., Sr. Unsec’d. Notes
1.100%	03/11/24	1,338	1,294,516
Oracle Corp., Sr. Unsec’d. Notes
3.625%	07/15/23	1,900	1,898,673
Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A
0.500%	09/23/23	1,625	1,605,064
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A
2.700%	11/01/24	579	552,500
Principal Life Global Funding II, Sec’d. Notes, 144A
0.500%	01/08/24	579	563,208
Sec’d. Notes, 144A, SOFR + 0.450%
5.470%(c)	04/12/24	408	407,061
Roche Holdings, Inc.,
5.420%(cc)	09/11/23	1,618	1,618,016
Southwestern Public Service Co., First Mortgage
3.300%	06/15/24	382	373,309
State Street Corp., Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	1,150	1,133,567
Stryker Corp., Sr. Unsec’d. Notes
3.375%	05/15/24	801	785,676
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.380% (Cap N/A, Floor 0.000%)
5.447%(c)	02/22/24	650	649,631
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)
5.680%(c)	06/13/24	1,295	1,296,789
U.S. Bancorp, Sr. Unsec’d. Notes
3.375%	02/05/24	1,096	1,079,821
WEC Energy Group, Inc., Sr. Unsec’d. Notes
0.550%	09/15/23	297	293,873
Williams Cos., Inc. (The), Sr. Unsec’d. Notes
4.300%	03/04/24	359	354,691

			37,257,263

TOTAL CORPORATE BONDS
(cost $38,987,775)			38,863,270

FLOATING RATE AND OTHER LOANS — 0.0%
United States
Claire’s Stores, Inc., Term Loan B, 1 Month SOFR + 6.600%
11.702%(c)	12/18/26	536	486,725

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
United States (cont’d.)
Moran Foods LLC,
2022 Incremental FLSO Loan (First Lien), 6 Month SOFR + 7.350%
12.215%(c)	06/30/26	^	63	$50,495
Extended Closing Date Loan (Second Lien), 3 Month SOFR + 7.000%
16.465%(c)	12/31/26		108	75,322
Extended Closing Date Term Loan, 6 Month SOFR + 7.350%
12.215%(c)	06/30/26	^	108	98,839

TOTAL FLOATING RATE AND OTHER LOANS
(cost $709,254)				711,381

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
Federal Home Loan Bank
4.875%	06/14/24		3,750	3,728,785

(cost $3,740,149)

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Notes
0.375%	07/15/24		1,350	1,282,131
0.375%	01/31/26		1,450	1,301,715
0.875%	01/31/24	(k)	51,963	50,621,104
1.500%	02/15/25		3,150	2,973,182
2.250%	03/31/26		3,100	2,916,906
4.125%	01/31/25	(a)	2,050	2,017,889
4.625%	03/15/26		4,450	4,455,215

TOTAL U.S. TREASURY OBLIGATIONS
(cost $66,012,921)				65,568,142

TOTAL LONG-TERM INVESTMENTS
(cost $1,755,140,564)				1,844,059,458

			Shares

SHORT-TERM INVESTMENTS — 21.2%

AFFILIATED MUTUAL FUNDS — 18.4%
PGIM Core Ultra Short Bond Fund(wd)			383,392,513	383,392,513
PGIM Institutional Money Market Fund (cost $38,469,798; includes $38,261,732 of cash collateral for securities on loan)(b)(wd)			38,492,995	38,466,050

TOTAL AFFILIATED MUTUAL FUNDS
(cost $421,862,311)				421,858,563

Interest Rate	Maturity Date		Principal Amount (000)#

CERTIFICATES OF DEPOSIT — 0.0%
Bank of America NA
5.800%	05/24/24		345	344,442
Citibank NA
5.800%	03/05/24		517	516,603

TOTAL CERTIFICATES OF DEPOSIT
(cost $862,000)				861,045

COMMERCIAL PAPER(n) — 1.4%
3M Corp.
5.552%	09/07/23		608	601,915

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER(n) (continued)
American Electric Power Co., Inc.
5.285%	07/20/23	337	$336,000
5.412%	07/07/23	250	249,747
American Honda Finance Corp.
5.643%	09/18/23	1,300	1,283,889
AT&T, Inc.
5.684%	12/20/23	752	731,279
Brighthouse Financial, Inc.
5.545%	10/20/23	1,300	1,277,448
CenterPoint Energy, Inc.
5.497%	07/20/23	600	598,220
Citigroup Global Markets, Inc.
5.430%	01/08/24	752	729,275
5.521%	11/27/23	929	907,339
Coca-Cola Co. (The)
5.376%	05/21/24	2,250	2,137,958
Constellation Energy Generation LLC
5.255%	07/07/23	1,300	1,298,514
Dominion Energy South Carolina, Inc.
5.420%	07/07/23	1,300	1,298,675
Duke Energy Corp.
5.464%	07/17/23	600	598,495
EIDP, Inc.
5.429%	08/21/23	1,500	1,488,389
Enbridge, Inc.
5.499%	07/18/23	1,000	997,264
Entergy Corp.
5.578%	09/05/23	600	593,884
Evergy Missouri West, Inc.
5.459%	07/11/23	900	898,556
Fidelity National Information Services, Inc.
5.522%	07/19/23	650	648,179
HP, Inc.
5.258%	07/10/23	650	649,055
John Deere Ltd.
5.316%	09/15/23	1,300	1,285,491
Marriott International, Inc.
5.562%	08/25/23	650	644,385
Mohawk Industries, Inc.
5.362%	07/07/23	500	499,493
Mondelez International, Inc.
5.421%	07/18/23	1,100	1,097,107
ONE Gas, Inc.
5.426%	08/01/23	1,300	1,293,569
Parker-Hannifin Corp.
5.483%	09/07/23	650	642,773
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.374%	07/05/23	600	599,559
Public Service Electric & Gas Co.
5.529%	08/07/23	1,500	1,491,331
Southern Co. Funding Corp.
5.260%	07/13/23	1,000	998,097
Thunder Bay Funding LLC
5.565%	11/07/23	1,300	1,274,073
5.782%	06/12/24	1,300	1,228,551
TransCanada Pipelines Ltd.
5.548%	08/11/23	722	717,374

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER(n) (continued)
Union Electric Co.
5.424%	07/21/23	1,600	$1,595,029

TOTAL COMMERCIAL PAPER
(cost $30,711,987)			30,690,913

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.2%
Federal Home Loan Bank
5.063%	08/09/23	3,850	3,830,742

(cost $3,829,146)

U.S. TREASURY OBLIGATIONS(n) — 1.2%
U.S. Treasury Bills
5.216%	09/07/23	5,250	5,200,576
5.286%	10/10/23	3,950	3,893,827
5.296%	10/24/23	2,600	2,557,481
0.000%	10/31/23	3,950	3,882,328
5.372%	12/07/23	5,200	5,082,105
5.148%	05/16/24	8,000	7,635,932

TOTAL U.S. TREASURY OBLIGATIONS
(cost $28,261,719)			28,252,249

TOTAL SHORT-TERM INVESTMENTS
(cost $485,527,163)			485,493,512

TOTAL INVESTMENTS—101.6%
(cost $2,240,667,727)			2,329,552,970
Liabilities in excess of other assets(z) — (1.6)%			(36,879,622)

NET ASSETS — 100.0%			$2,292,673,348

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $818,211 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,873,515; cash collateral of $38,261,732 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
826	10 Year U.K. Gilt	Sep. 2023	$99,971,606	$(505,495)
3,528	10 Year U.S. Treasury Notes	Sep. 2023	396,073,143	(7,619,307)
330	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	44,952,188	413,337
447	DJ US Real Estate Index	Sep. 2023	15,059,430	280,582
167	Euro Currency	Sep. 2023	22,864,388	294,375
3	Euro STOXX 50 Index	Sep. 2023	144,922	1,208
569	Mini MSCI EAFE Index	Sep. 2023	61,323,975	594,872
488	Mini MSCI Emerging Markets Index	Sep. 2023	24,348,760	(342,610)
221	Nikkei 225 Index	Sep. 2023	37,017,500	1,620,100
769	S&P 500 E-Mini Index	Sep. 2023	172,573,213	5,608,217
148	XAK Technology Index	Sep. 2023	26,206,360	1,059,381
172	XAV Health Care Index	Sep. 2023	23,290,520	390,093

				1,794,753

Short Positions:
1,260	Russell 2000 E-Mini Index	Sep. 2023	119,933,100	(127,009)
75	TOPIX Index	Sep. 2023	11,892,304	(424,001)

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Futures contracts outstanding at June 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
222	XAI E-Mini Industry Index	Sep. 2023	$24,229,080	$(1,074,480)
151	XAY Consumer Discretionary Index	Sep. 2023	26,183,400	(1,431,030)

				(3,056,520)

				$(1,261,767)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/31/23	TD	AUD	14,673	$9,736,693	$9,783,822	$47,129	$—
British Pound,
Expiring 07/31/23	BARC	GBP	391	488,896	496,868	7,972	—
Expiring 07/31/23	ML	GBP	3,493	4,322,027	4,436,763	114,736	—
Canadian Dollar,
Expiring 07/31/23	ML	CAD	2,027	1,491,190	1,530,943	39,753	—
Expiring 07/31/23	RBC	CAD	11,971	8,804,074	9,040,623	236,549	—
Danish Krone,
Expiring 07/31/23	CITI	DKK	8,245	1,218,565	1,210,738	—	(7,827)
Expiring 07/31/23	TD	DKK	6,221	900,332	913,459	13,127	—
Expiring 07/31/23	TD	DKK	1,942	280,961	285,195	4,234	—
Euro,
Expiring 07/31/23	CITI	EUR	870	963,418	951,320	—	(12,098)
Expiring 07/31/23	ML	EUR	7,836	8,442,515	8,563,935	121,420	—
Expiring 07/31/23	RBC	EUR	958	1,063,151	1,047,474	—	(15,677)
Expiring 07/31/23	RBC	EUR	942	1,038,894	1,029,574	—	(9,320)
Expiring 07/31/23	RBC	EUR	667	738,816	728,532	—	(10,284)
Expiring 07/31/23	RBC	EUR	661	717,986	722,982	4,996	—
Expiring 07/31/23	RBC	EUR	445	483,949	486,367	2,418	—
Expiring 07/31/23	RBC	EUR	176	194,779	192,445	—	(2,334)
Expiring 07/31/23	SSB	EUR	2,355	2,591,043	2,574,274	—	(16,769)
Expiring 07/31/23	SSB	EUR	604	655,444	659,967	4,523	—
Hong Kong Dollar,
Expiring 07/31/23	CITI	HKD	1,590	203,328	203,089	—	(239)
Expiring 07/31/23	RBC	HKD	5,903	754,593	753,853	—	(740)
Japanese Yen,
Expiring 07/24/23	CITI	JPY	6,234,762	44,817,356	43,374,057	—	(1,443,299)
Expiring 07/31/23	CITI	JPY	404,082	2,916,217	2,814,364	—	(101,853)
Expiring 07/31/23	CITI	JPY	82,453	594,702	574,269	—	(20,433)
Expiring 07/31/23	ML	JPY	334,215	2,461,585	2,327,748	—	(133,837)
Expiring 07/31/23	ML	JPY	127,294	916,421	886,579	—	(29,842)
Expiring 07/31/23	RBC	JPY	495,859	3,573,751	3,453,575	—	(120,176)
Expiring 07/31/23	RBC	JPY	248,384	1,875,401	1,729,951	—	(145,450)
Expiring 07/31/23	SSB	JPY	1,241,577	9,423,367	8,647,365	—	(776,002)
Norwegian Krone,
Expiring 07/31/23	CITI	NOK	5,389	509,702	502,655	—	(7,047)
Singapore Dollar,
Expiring 07/31/23	SSB	SGD	907	682,201	671,749	—	(10,452)
Swedish Krona,
Expiring 07/31/23	TD	SEK	12,891	1,200,270	1,197,045	—	(3,225)
Swiss Franc,
Expiring 07/31/23	CITI	CHF	2,479	2,761,736	2,779,371	17,635	—

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/31/23	ML	CHF	5,111	$5,803,163	$5,729,616	$—	$(73,547)

				$122,626,526	$120,300,567	614,492	(2,940,451)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/24/23	CITI	AUD	34,237	$23,286,511	$22,823,902	$462,609	$—
Expiring 07/31/23	RBC	AUD	3,338	2,175,398	2,225,837	—	(50,439)
British Pound,
Expiring 07/31/23	CITI	GBP	845	1,051,621	1,073,174	—	(21,553)
Expiring 07/31/23	RBC	GBP	4,595	5,666,430	5,837,266	—	(170,836)
Expiring 07/31/23	RBC	GBP	632	796,163	802,198	—	(6,035)
Expiring 07/31/23	RBC	GBP	343	424,521	435,446	—	(10,925)
Expiring 07/31/23	SSB	GBP	583	728,039	740,531	—	(12,492)
Canadian Dollar,
Expiring 07/31/23	RBC	CAD	5,832	4,282,428	4,404,407	—	(121,979)
Danish Krone,
Expiring 07/31/23	TD	DKK	16,409	2,446,791	2,409,393	37,398	—
Euro,
Expiring 07/31/23	ML	EUR	513	569,285	560,283	9,002	—
Expiring 07/31/23	RBC	EUR	2,979	3,302,183	3,256,148	46,035	—
Expiring 07/31/23	RBC	EUR	494	545,676	540,143	5,533	—
Expiring 07/31/23	SSB	EUR	8,098	8,709,266	8,851,071	—	(141,805)
Expiring 07/31/23	SSB	EUR	1,360	1,458,597	1,486,059	—	(27,462)
Expiring 07/31/23	SSB	EUR	685	734,325	749,020	—	(14,695)
Expiring 07/31/23	SSB	EUR	633	690,399	691,739	—	(1,340)
Expiring 07/31/23	SSB	EUR	419	454,428	458,466	—	(4,038)
Expiring 07/31/23	SSB	EUR	333	363,796	363,942	—	(146)
Hong Kong Dollar,
Expiring 07/31/23	RBC	HKD	7,494	958,876	956,942	1,934	—
Japanese Yen,
Expiring 07/31/23	SSB	JPY	913,669	6,593,632	6,363,545	230,087	—
Singapore Dollar,
Expiring 07/31/23	BARC	SGD	859	638,838	636,065	2,773	—
Expiring 07/31/23	SSB	SGD	2,580	1,936,554	1,909,579	26,975	—
Expiring 07/31/23	SSB	SGD	1,720	1,292,373	1,273,175	19,198	—
Swedish Krona,
Expiring 07/31/23	TD	SEK	25,782	2,509,776	2,394,040	115,736	—
Swiss Franc,
Expiring 07/31/23	CITI	CHF	1,886	2,134,426	2,114,403	20,023	—
Expiring 07/31/23	RBC	CHF	4,114	4,569,058	4,612,369	—	(43,311)
Expiring 07/31/23	RBC	CHF	1,078	1,212,888	1,208,286	4,602	—

				$79,532,278	$79,177,429	981,905	(627,056)

						$1,596,397	$(3,567,507)

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$15,894	$29,391,001

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund	$478,574,337	$—	$—
Common Stocks
Australia	—	7,515,910	—
Belgium	—	4,405,618	—
Brazil	5,482,030	—	—
Canada	20,736,115	—	—
Chile	133,741	—	—
China	11,422,275	28,287,470	—
Colombia	63,417	—	—
Denmark	—	12,594,005	—
Finland	—	3,422,495	—
France	—	62,927,318	—
Germany	—	36,182,248	—
Greece	—	194,573	—
Hong Kong	—	9,708,027	—
Hungary	—	249,505	—
India	9,881,883	10,817,152	—
Indonesia	—	8,233,407	—
Ireland	1,010,774	1,768,140	—
Italy	—	1,896,136	—
Japan	783,314	33,571,057	—
Kuwait	—	124,408	—
Macau	—	356,170	—
Malaysia	—	481,081	—
Mexico	8,606,086	—	—
Netherlands	471,088	28,639,563	—
Panama	61,704	—	—
Peru	587,460	—	—
Philippines	—	106,080	—
Poland	—	324,426	—
Qatar	—	296,679	—
Russia	—	—	5
Saudi Arabia	—	1,937,743	—
Singapore	225,775	8,895,075	—
South Africa	—	5,303,383	—
South Korea	—	21,407,740	—
Spain	—	9,595,660	—
Sweden	—	8,315,159	—
Switzerland	—	9,949,052	—
Taiwan	17,864,354	12,854,555	—

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Thailand	$231,186	$1,140,349	$—
United Arab Emirates	—	447,083	—
United Kingdom	1,068,018	36,429,954	—
United States	778,784,868	26,929,056	154,918
Preferred Stocks
Brazil	890,689	—	—
Germany	—	903,888	—
United States	—	—	589,868
Warrants
United States	—	—	22,925
Asset-Backed Security
United States	—	1,132,315	—
Commercial Mortgage-Backed Security
United States	—	198,570	—
Corporate Bonds
Netherlands	—	1,606,007	—
United States	—	37,257,263	—
Floating Rate and Other Loans
United States	—	660,886	50,495
U.S. Government Agency Obligation	—	3,728,785	—
U.S. Treasury Obligations	—	65,568,142	—
Short-Term Investments
Affiliated Mutual Funds	421,858,563	—	—
Certificates of Deposit	—	861,045	—
Commercial Paper	—	30,690,913	—
U.S. Government Agency Obligation	—	3,830,742	—
U.S. Treasury Obligations	—	28,252,249	—

Total	$1,758,737,677	$569,997,082	$818,211

Other Financial Instruments*
Assets
Futures Contracts	$10,262,165	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,596,397	—

Total	$10,262,165	$1,596,397	$—

Liabilities
Futures Contracts	$(11,523,932)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(3,567,507)	—

Total	$(11,523,932)	$(3,567,507)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	39.3%
Banks	4.3
Semiconductors & Semiconductor Equipment	4.3
U.S. Treasury Obligations	4.1
Software	3.7
Oil, Gas & Consumable Fuels	2.4
Insurance	2.4

Capital Markets	2.3%
Technology Hardware, Storage & Peripherals	2.2
Pharmaceuticals	2.2
Interactive Media & Services	2.0
Broadline Retail	1.7
Biotechnology	1.5
Hotels, Restaurants & Leisure	1.4
Health Care Providers & Services	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Machinery	1.4%
Financial Services	1.4
Commercial Paper	1.3
Chemicals	1.2
Specialty Retail	1.2
Ground Transportation	1.2
Electric Utilities	1.1
Beverages	1.0
Consumer Staples Distribution & Retail	1.0
Textiles, Apparel & Luxury Goods	0.9
Aerospace & Defense	0.8
Health Care Equipment & Supplies	0.8
Construction & Engineering	0.8
Electrical Equipment	0.8
Food Products	0.6
Metals & Mining	0.5
Electronic Equipment, Instruments & Components	0.5
Independent Power & Renewable Electricity Producers	0.5
Commercial Services & Supplies	0.5
Industrial REITs	0.5
Automobiles	0.5
IT Services	0.5
Professional Services	0.4
Building Products	0.4
Diversified Telecommunication Services	0.4
Multi-Utilities	0.3
U.S. Government Agency Obligations	0.3
Consumer Finance	0.3
Specialized REITs	0.3
Household Durables	0.3
Trading Companies & Distributors	0.3
Media	0.3
Energy Equipment & Services	0.3
Air Freight & Logistics	0.3
Life Sciences Tools & Services	0.2
Construction Materials	0.2
Retail REITs	0.2
Entertainment	0.2
Personal Care Products	0.2
Containers & Packaging	0.2
Household Products	0.2

Industrial Conglomerates	0.2%
Wireless Telecommunication Services	0.1
Electric	0.1
Real Estate Management & Development	0.1
Auto Manufacturers	0.1
Passenger Airlines	0.1
Leisure Products	0.1
Residential REITs	0.1
Communications Equipment	0.1
Hotel & Resort REITs	0.1
Diversified Consumer Services	0.1
Healthcare-Services	0.1
Machinery-Construction & Mining	0.1
Tobacco	0.1
Automobile Components	0.1
Gas	0.1
Diversified Financial Services	0.1
Health Care Technology	0.1
Equipment	0.1
Pipelines	0.1
Forest Products & Paper	0.0	*
Certificates of Deposit	0.0	*
Healthcare-Products	0.0	*
Computers	0.0	*
Semiconductors	0.0	*
Health Care REITs	0.0	*
Trucking & Leasing	0.0	*
Retail	0.0	*
Transportation Infrastructure	0.0	*
Distributors	0.0	*
Gas Utilities	0.0	*
Foods	0.0	*
Commercial Mortgage-Backed Security	0.0	*
Paper & Forest Products	0.0	*
Machinery-Diversified	0.0	*

	101.6
Liabilities in excess of other assets	(1.6)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$9,554,453	*	Due from/to broker-variation margin futures	$3,399,130	*
Foreign exchange contracts	Due from/to broker-variation margin futures	294,375	*	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Asset Derivatives				Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$1,596,397		Unrealized depreciation on OTC forward foreign currency exchange contracts	$3,567,507
Interest rate contracts	Due from/to broker-variation margin futures	413,337	*	Due from/to broker-variation margin futures	8,124,802	*

		$11,858,562			$15,091,439

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Equity contracts	$7,952,790	$—	$2,875,517
Foreign exchange contracts	447,170	(2,871,194)	—
Interest rate contracts	(3,603,430)	—	—

Total	$4,796,530	$(2,871,194)	$2,875,517

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Equity contracts	$8,040,795	$—	$(67,789)
Foreign exchange contracts	294,375	(1,272,644)	—
Interest rate contracts	(20,894,944)	—	—

Total	$(12,559,774)	$(1,272,644)	$(67,789)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$891,369,097
Futures Contracts - Short Positions (1)	376,763,789
Forward Foreign Currency Exchange Contracts - Purchased (2)	113,318,486
Forward Foreign Currency Exchange Contracts - Sold (2)	121,859,850
Cross Currency Exchange Contracts (3)	153,120
Total Return Swap Agreements (1)	21,251,844

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$37,873,515	$(37,873,515)	$—

Offsetting of OTC derivative assets and liabilities:
Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$10,745	$—	$10,745	$—	$10,745
CITI	500,267	(1,614,349)	(1,114,082)	—	(1,114,082)
ML	284,911	(237,226)	47,685	—	47,685
RBC	302,067	(707,506)	(405,439)	—	(405,439)
SSB	280,783	(1,005,201)	(724,418)	—	(724,418)
TD	217,624	(3,225)	214,399	—	214,399

	$1,596,397	$(3,567,507)	$(1,971,110)	$—	$(1,971,110)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

ASSETS
Investments at value, including securities on loan of $37,873,515:
Unaffiliated investments (cost $1,346,132,346)	$1,429,120,070
Affiliated investments (cost $894,535,381)	900,432,900
Foreign currency, at value (cost $420,078)	420,799
Cash	13,548
Receivable for investments sold	13,038,720
Due from broker-variation margin futures	4,102,213
Tax reclaim receivable	2,264,358
Dividends and interest receivable	1,698,760
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,596,397
Receivable for Portfolio shares sold	483,716
Deposit with broker for centrally cleared/exchange-traded derivatives	15,894
Receivable from affiliate	13,855
Prepaid expenses and other assets	312,942

Total Assets	2,353,514,172

LIABILITIES
Payable to broker for collateral for securities on loan	38,261,732
Payable for investments purchased	16,721,698
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,567,507
Payable to affiliate	687,859
Accrued expenses and other liabilities	625,703
Management fee payable.	624,274
Payable for Portfolio shares purchased	148,398
Foreign capital gains tax liability accrued	140,488
Distribution fee payable	62,338
Affiliated transfer agent fee payable	707
Trustees’ fees payable	120

Total Liabilities	60,840,824

NET ASSETS	$2,292,673,348

Net assets were comprised of: Partners’ Equity	$2,292,673,348

Net asset value and redemption price per share, $2,292,673,348 / 112,114,299 outstanding shares of beneficial interest	$20.45

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,132,351 foreign withholding tax, of which $68,213 is reimbursable by an affiliate)	$13,637,235
Affiliated dividend income	10,287,252
Interest income	4,399,027
Other income	422,806
Income from securities lending, net (including affiliated income of $90,430)	100,114

Total income	28,846,434

EXPENSES
Management fee	8,527,591
Distribution fee	2,807,551
Custodian and accounting fees	207,205
Audit fee	35,902
Trustees’ fees	22,820
Professional fees	17,761
Shareholders’ reports	6,786
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Miscellaneous	44,876

Total expenses	11,674,489
Less: Fee waiver and/or expense reimbursement	(539,050)

Net expenses	11,135,439

NET INVESTMENT INCOME (LOSS)	17,710,995

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,447,295) (net of foreign capital gains taxes $(39,272))	10,998,481
Futures transactions	4,796,530
Forward and cross currency contract transactions	(2,871,194)
Swap agreements transactions	2,875,517
Foreign currency transactions	(303,317)

15,496,017

Net change in unrealized appreciation (depreciation) on: Investments (including affiliated of $5,888,749) (net of change in foreign capital gains taxes $(57,464))	140,233,233
Futures	(12,559,774)
Forward and cross currency contracts	(1,272,644)
Swap agreements	(67,789)
Foreign currencies	17,004

126,350,030

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	141,846,047

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$159,557,042

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$17,710,995	$26,206,207
Net realized gain (loss) on investment and foreign currency transactions	15,496,017	(175,431,869)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	126,350,030	(422,522,146)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	159,557,042	(571,747,808)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,502,578 and 22,515,238 shares, respectively]	168,880,097	429,134,809
Portfolio shares purchased [10,120,841 and 56,149,390 shares, respectively]	(198,902,802)	(1,070,476,867)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(30,022,705)	(641,342,058)

TOTAL INCREASE (DECREASE)	129,534,337	(1,213,089,866)
NET ASSETS:
Beginning of period	2,163,139,011	3,376,228,877

End of period	$2,292,673,348	$2,163,139,011

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021		2020		2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$19.02		$22.91	$20.38		$18.01		$15.08		$16.28

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.20	0.12		0.17		0.27		0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.27		(4.09)	2.41		2.20		2.66		(1.46)

Total from investment operations	1.43		(3.89)	2.53		2.37		2.93		(1.20)

Capital Contributions	—		—	—		—		—	(b)(c)(d)	—	(c)(d)

Net Asset Value, end of period	$20.45		$19.02	$22.91		$20.38		$18.01		$15.08

Total Return(e)	7.52%		(16.98)%	12.41%		13.16%		19.43	%(f)	(7.37	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,293		$2,163	$3,376		$3,341		$3,285		$2,752
Average net assets (in millions)	$2,265		$2,612	$3,416		$2,893		$3,146		$3,319
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.99	%(h)	1.03%	1.04	%(i)	1.06	%(i)	1.06%		1.05%
Expenses before waivers and/or expense reimbursement	1.04	%(h)	1.04%	1.04	%(i)	1.06	%(i)	1.06%		1.05%
Net investment income (loss)	1.58	%(h)	1.00%	0.56%		0.94%		1.59%		1.59%
Portfolio turnover rate(j)	39%		136%	113%		138%		104%		71%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01% and 0.01% for the years ended December 31, 2021 and 2020, respectively.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 83.0%
AFFILIATED MUTUAL FUND — 45.1%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*(wd)	201,933,136	$2,059,717,985

(cost $2,051,658,612)

COMMON STOCKS — 33.8%
Aerospace & Defense — 0.4%
General Dynamics Corp.	7,332	1,577,480
Northrop Grumman Corp.	2,554	1,164,113
Raytheon Technologies Corp.	23,221	2,274,729
Safran SA (France)	87,404	13,697,057
Woodward, Inc.	8,471	1,007,286

		19,720,665

Air Freight & Logistics — 0.2%
FedEx Corp.	7,289	1,806,943
United Parcel Service, Inc. (Class B Stock)	37,973	6,806,660

		8,613,603

Automobile Components — 0.1%
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	113,600	471,213
HL Mando Co. Ltd. (South Korea)	15,166	623,882
LCI Industries(a)	9,184	1,160,490

		2,255,585

Automobiles — 0.2%
Kia Corp. (South Korea)	11,390	767,242
Tesla, Inc.*	28,080	7,350,502
XPeng, Inc. (China) (Class A Stock)*	72,506	481,650

		8,599,394

Banks — 2.6%
Banco do Brasil SA (Brazil)	103,866	1,073,758
Banco Santander Chile (Chile)	7,900,343	373,854
Bank Central Asia Tbk PT (Indonesia)	12,566,700	7,707,138
Bank of America Corp.	505,614	14,506,066
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	4,036,572	1,473,719
BankUnited, Inc.	32,632	703,220
Capitec Bank Holdings Ltd. (South Africa)	8,400	699,974
China Construction Bank Corp. (China) (Class H Stock)*	3,228,000	2,089,884
China Merchants Bank Co. Ltd. (China) (Class H Stock)	269,500	1,229,214
Citigroup, Inc.	23,563	1,084,840
Citizens Financial Group, Inc.	41,840	1,091,187
Commerce Bancshares, Inc.	18,638	907,671
Credicorp Ltd. (Peru)	7,241	1,069,061
Cullen/Frost Bankers, Inc.	14,810	1,592,519
DBS Group Holdings Ltd. (Singapore)	587,300	13,715,089
First Citizens BancShares, Inc. (Class A Stock)	1,039	1,333,505
First Financial Bancorp	46,789	956,367
First Hawaiian, Inc.(a)	46,352	834,799
First Interstate BancSystem, Inc. (Class A Stock)	35,232	839,931

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	158,517	$1,304,105
HDFC Bank Ltd. (India)	71,358	1,480,879
HDFC Bank Ltd. (India), ADR	125,876	8,773,557
HSBC Holdings PLC (United Kingdom)	105,600	831,329
ICICI Bank Ltd. (India)	66,202	757,946
KB Financial Group, Inc. (South Korea)	32,727	1,187,817
KBC Group NV (Belgium)	105,738	7,380,599
Kotak Mahindra Bank Ltd. (India)	28,096	633,662
Lloyds Banking Group PLC (United Kingdom)	6,890,372	3,819,668
M&T Bank Corp.	30,042	3,717,998
Mitsubishi UFJ Financial Group, Inc. (Japan)	511,100	3,767,356
Nordea Bank Abp (Finland)	264,541	2,881,560
NU Holdings Ltd. (Brazil) (Class A Stock)*	76,240	601,534
OTP Bank Nyrt (Hungary)	16,421	583,774
PNC Financial Services Group, Inc. (The)	13,811	1,739,495
Regions Financial Corp.	91,656	1,633,310
Saudi National Bank (The) (Saudi Arabia)	126,809	1,250,683
SCB X PCL (Thailand), NVDR	263,300	792,766
ServisFirst Bancshares, Inc.(a)	18,344	750,636
TCS Group Holding PLC (Russia), GDR*^	5,848	1
Toronto-Dominion Bank (The) (Canada)	268,498	16,641,910
Wells Fargo & Co.	106,819	4,559,035
Wintrust Financial Corp.	17,246	1,252,404

		119,623,820

Beverages — 0.6%
Budweiser Brewing Co. APAC Ltd. (China), 144A	293,200	758,702
Coca-Cola Co. (The)	257,563	15,510,444
Constellation Brands, Inc. (Class A Stock)	5,254	1,293,167
Diageo PLC (United Kingdom)	140,163	6,025,748
Keurig Dr. Pepper, Inc.	53,584	1,675,572
Primo Water Corp.	94,257	1,181,983
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	31,000	699,284

		27,144,900

Biotechnology — 0.7%
AbbVie, Inc.	123,453	16,632,823
Alnylam Pharmaceuticals, Inc.*	7,547	1,433,477
Exact Sciences Corp.*	23,246	2,182,799
Natera, Inc.*	14,975	728,684
Regeneron Pharmaceuticals, Inc.*	16,518	11,868,844
Sinovac Biotech Ltd. (China)*^	3,000	19,513
Vertex Pharmaceuticals, Inc.*	3,631	1,277,785

		34,143,925

Broadline Retail — 1.0%
Alibaba Group Holding Ltd. (China)*	207,772	2,162,871

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Broadline Retail (cont’d.)
Amazon.com, Inc.*	312,871	$ 40,785,864
JD.com, Inc. (China) (Class A Stock)	58,958	1,005,503
MYT Holding LLC (Class B Stock)*^	93,730	42,179

		43,996,417

Building Products — 0.2%
AZEK Co., Inc. (The)*	35,761	1,083,201
Carlisle Cos., Inc.	5,249	1,346,526
Fortune Brands Innovations, Inc.	22,521	1,620,386
Hayward Holdings, Inc.*(a)	100,958	1,297,310
Simpson Manufacturing Co., Inc.	10,660	1,476,410
Trane Technologies PLC	12,811	2,450,232

		9,274,065

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	192,246	4,765,193
AssetMark Financial Holdings, Inc.*	33,198	984,653
Blackstone, Inc.	24,047	2,235,650
Charles Schwab Corp. (The)	97,146	5,506,235
CME Group, Inc.	74,807	13,860,989
Deutsche Boerse AG (Germany)	24,167	4,461,579
Evercore, Inc. (Class A Stock)	11,508	1,422,274
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	9,900	375,101
Japan Exchange Group, Inc. (Japan)	163,600	2,862,753
Moelis & Co. (Class A Stock)(a)	20,989	951,641
Morgan Stanley	36,558	3,122,053
Morningstar, Inc.	5,485	1,075,444
Northern Trust Corp.	16,262	1,205,665
S&P Global, Inc.	39,691	15,911,725
StepStone Group, Inc. (Class A Stock)	51,171	1,269,553
T. Rowe Price Group, Inc.	10,125	1,134,203

		61,144,711

Chemicals — 0.8%
Aarti Industries Ltd. (India)	34,772	213,879
Air Liquide SA (France)	27,401	4,913,960
Axalta Coating Systems Ltd.*	60,805	1,995,012
Dow, Inc.	95,310	5,076,211
LG Chem Ltd. (South Korea)	3,448	1,755,245
Linde PLC	18,165	6,927,946
Perimeter Solutions SA*	94,927	583,801
Quaker Chemical Corp.	6,943	1,353,191
Saudi Basic Industries Corp. (Saudi Arabia)	29,605	700,803
Shin-Etsu Chemical Co. Ltd. (Japan)	338,400	11,308,636
Skshu Paint Co. Ltd. (China) (Class A Stock)*	57,260	515,936
Wanhua Chemical Group Co. Ltd. (China) (Class A Stock)	58,900	712,153

		36,056,773

Commercial Services & Supplies — 0.3%
Brady Corp. (Class A Stock)	21,113	1,004,345
Casella Waste Systems, Inc. (Class A Stock)*	18,437	1,667,627
Copart, Inc.*	35,730	3,258,933
Driven Brands Holdings, Inc.*	53,176	1,438,943

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
MSA Safety, Inc.	11,053	$1,922,780
RB Global, Inc. (Canada)(a)	22,864	1,371,840
SAL TopCo LLC*^	15,668	39,170
Stericycle, Inc.*	27,940	1,297,534
UniFirst Corp.	6,269	971,758

		12,972,930

Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	77,000	866,112
Arista Networks, Inc.*	5,655	916,449
Cisco Systems, Inc.	21,494	1,112,100

		2,894,661

Construction & Engineering — 0.5%
AECOM	12,887	1,091,400
Quanta Services, Inc.	17,181	3,375,207
Vinci SA (France)	158,758	18,446,949
WillScot Mobile Mini Holdings Corp.*	41,625	1,989,259

		24,902,815

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	6,315	2,915,572
Siam Cement PCL (The) (Thailand), NVDR	59,700	542,801
Vulcan Materials Co.	3,925	884,852

		4,343,225

Consumer Finance — 0.2%
American Express Co.	9,775	1,702,805
Capital One Financial Corp.	45,749	5,003,568
Shriram Finance Ltd. (India)	74,706	1,583,613

		8,289,986

Consumer Staples Distribution & Retail — 0.7%
Albertson’s Cos., Inc. (Class A Stock)	56,291	1,228,270
Alimentation Couche-Tard, Inc. (Canada)	109,929	5,636,895
Bid Corp. Ltd. (South Africa)	33,868	744,193
BJ’s Wholesale Club Holdings, Inc.*	20,409	1,285,971
Casey’s General Stores, Inc.(a)	5,186	1,264,762
Clicks Group Ltd. (South Africa)	45,287	628,689
Dino Polska SA (Poland), 144A*	10,814	1,263,437
Dollar General Corp.	4,240	719,867
Performance Food Group Co.*	26,523	1,597,746
Raia Drogasil SA (Brazil)	168,676	1,040,266
Seven & i Holdings Co. Ltd. (Japan)	115,000	4,968,248
Wal-Mart de Mexico SAB de CV (Mexico)	2,357,957	9,352,206

		29,730,550

Containers & Packaging — 0.1%
AptarGroup, Inc.	14,193	1,644,401
Packaging Corp. of America	17,225	2,276,456
Silgan Holdings, Inc.	11,119	521,370
Westrock Co.	28,146	818,204

		5,260,431

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	17,013	$ 1,572,852
China Yuhua Education Corp. Ltd. (China), 144A*	14,000	1,578
Savers Value Village, Inc.*	17,826	422,476

		1,996,906

Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.*	1	19
GCI Liberty, Inc. (Class A Stock)*^	599	—
Hellenic Telecommunications Organization SA (Greece)	34,881	597,966
Nippon Telegraph & Telephone Corp. (Japan)	4,037,500	4,777,599
Telkom Indonesia Persero Tbk PT (Indonesia)	13,463,000	3,601,657
Verizon Communications, Inc.	31,122	1,157,427
Windstream Holdings, Inc.*^	386	2,895

		10,137,563

Electric Utilities — 0.6%
Edison International	17,132	1,189,818
Entergy Corp.	6,479	630,860
Iberdrola SA (Spain)	592,018	7,731,045
NextEra Energy, Inc.	108,256	8,032,595
PG&E Corp.*	92,526	1,598,849
Portland General Electric Co.	28,432	1,331,471
SSE PLC (United Kingdom)	166,207	3,897,570
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	81,463	640,720
Xcel Energy, Inc.	25,424	1,580,610

		26,633,538

Electrical Equipment — 0.4%
AMETEK, Inc.	14,214	2,300,962
Eaton Corp. PLC	8,424	1,694,066
Generac Holdings, Inc.*	6,392	953,239
Hubbell, Inc.	6,981	2,314,620
Legrand SA (France)	54,598	5,416,332
Schneider Electric SE	23,736	4,312,279
Shanghai Liangxin Electrical Co. Ltd. (China) (Class A Stock)	273,280	423,645
Shoals Technologies Group, Inc. (Class A Stock)*	11,864	303,244

		17,718,387

Electronic Equipment, Instruments & Components — 0.3%
Badger Meter, Inc.	9,006	1,328,925
CDW Corp.	3,683	675,830
Fabrinet (Thailand)*	2,154	279,762
Jabil, Inc.	15,291	1,650,358
Jade Bird Fire Co. Ltd. (China) (Class A Stock)	178,639	447,892
Keyence Corp. (Japan)	11,672	5,546,029
Keysight Technologies, Inc.*	5,816	973,889
Largan Precision Co. Ltd. (Taiwan)	9,000	617,378
nLight, Inc.*	43,022	663,399
Novanta, Inc.*	8,727	1,606,641

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
TD SYNNEX Corp.	12,908	$ 1,213,352

		15,003,455

Energy Equipment & Services — 0.1%
Baker Hughes Co.	100,607	3,180,187
TechnipFMC PLC (United Kingdom)*	89,844	1,493,208

		4,673,395

Entertainment — 0.1%
iQIYI, Inc. (China), ADR*	46,631	249,009
JYP Entertainment Corp. (South Korea)	4,360	435,150
NetEase, Inc. (China)	63,500	1,229,926
Netflix, Inc.*	5,395	2,376,444
Take-Two Interactive Software, Inc.*	5,775	849,849

		5,140,378

Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	19,693	6,715,313
Chailease Holding Co. Ltd. (Taiwan)	86,331	567,609
FirstRand Ltd. (South Africa)	267,954	976,366
FleetCor Technologies, Inc.*	7,480	1,878,078
Housing Development Finance Corp. Ltd. (India)	220,325	7,601,275
Mastercard, Inc. (Class A Stock)	55,255	21,731,792
MGIC Investment Corp.	65,994	1,042,045
WEX, Inc.*	9,178	1,671,039

		42,183,517

Food Products — 0.5%
Angel Yeast Co. Ltd. (China) (Class A Stock)	100,200	499,682
Britannia Industries Ltd. (India)	15,072	924,178
Chongqing Fuling Zhacai Group Co. Ltd. (China) (Class A Stock)	133,900	337,908
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	77,250	498,719
Freshpet, Inc.*(a)	13,955	918,379
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	185,400	722,869
Kraft Heinz Co. (The)(a)	46,934	1,666,157
Nestle SA	108,708	13,076,660
Post Holdings, Inc.*	19,269	1,669,659
Utz Brands, Inc.	66,128	1,081,854

		21,396,065

Ground Transportation — 0.8%
Canadian National Railway Co. (Canada)	70,852	8,579,791
Knight-Swift Transportation Holdings, Inc.	20,336	1,129,868
Landstar System, Inc.	7,055	1,358,370
Localiza Rent a Car SA (Brazil)	63,733	911,631
Lyft, Inc. (Class A Stock)*	31,596	303,006
Norfolk Southern Corp.	2,528	573,249
Old Dominion Freight Line, Inc.	2,948	1,090,023
Uber Technologies, Inc.*	352,541	15,219,195

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation (cont’d.)
Union Pacific Corp.	24,594	$5,032,424

		34,197,557

Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp.*	43,010	2,326,411
Cooper Cos., Inc. (The)	4,973	1,906,798
Dexcom, Inc.*	15,934	2,047,678
Envista Holdings Corp.*	28,981	980,717
Hoya Corp. (Japan)	70,900	8,484,338
ICU Medical, Inc.*	8,204	1,461,871
Insulet Corp.*	4,692	1,352,891
Intuitive Surgical, Inc.*	9,246	3,161,577
Medtronic PLC	12,242	1,078,520
Neogen Corp.*(a)	43,775	952,106
QuidelOrtho Corp.*	12,514	1,036,910
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	13,400	554,079
Zimmer Biomet Holdings, Inc.	8,533	1,242,405

		26,586,301

Health Care Providers & Services — 0.9%
Agiliti, Inc.*(a)	60,129	992,129
AmerisourceBergen Corp.(a)	18,388	3,538,403
Apollo Hospitals Enterprise Ltd. (India)	14,415	897,293
Chemed Corp.	2,620	1,419,175
Cigna Group (The)	5,437	1,525,622
CVS Health Corp.	22,617	1,563,513
Encompass Health Corp.	28,494	1,929,329
HCA Healthcare, Inc.	7,087	2,150,763
HealthEquity, Inc.*	24,068	1,519,654
Henry Schein, Inc.*	12,089	980,418
Laboratory Corp. of America Holdings	7,156	1,726,957
NMC Health PLC (United Arab Emirates)*^	411	—
Progyny, Inc.*	25,897	1,018,788
UnitedHealth Group, Inc.	45,500	21,869,120

		41,131,164

Health Care REITs — 0.0%
Welltower, Inc.	10,121	818,688

Health Care Technology — 0.0%
Certara, Inc.*	43,626	794,429
Definitive Healthcare Corp.*(a)	59,906	658,966

		1,453,395

Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc.	55,619	840,403
Ryman Hospitality Properties, Inc.	13,693	1,272,354

		2,112,757

Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.*	1,516	4,093,700
H World Group Ltd. (China)*	136,800	530,150
Hilton Worldwide Holdings, Inc.	52,197	7,597,273
Jiumaojiu International Holdings Ltd. (China), 144A	188,000	309,170

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott International, Inc. (Class A Stock)	28,694	$5,270,801
McDonald’s Corp.	29,614	8,837,114
Meituan (China) (Class B Stock), 144A*	101,700	1,594,749
Monarch Casino & Resort, Inc.	9,928	699,428
Planet Fitness, Inc. (Class A Stock)*(a)	19,879	1,340,640
Sands China Ltd. (Macau)*	156,000	534,255
Texas Roadhouse, Inc.	9,497	1,066,323
Wendy’s Co. (The)	64,082	1,393,784
Yum! Brands, Inc.(a)	47,116	6,527,922

		39,795,309

Household Durables — 0.2%
Garmin Ltd.	10,757	1,121,848
Haier Smart Home Co. Ltd. (China) (Class H Stock)	372,200	1,173,753
Midea Group Co. Ltd. (China) (Class A Stock)	11,493	93,349
Mohawk Industries, Inc.*	13,434	1,385,851
Newell Brands, Inc.	98,764	859,247
Sony Group Corp. (Japan)	70,663	6,378,764

		11,012,812

Household Products — 0.1%
Energizer Holdings, Inc.	28,595	960,220
Procter & Gamble Co. (The)	15,837	2,403,106

		3,363,326

Independent Power & Renewable Electricity Producers — 0.4%
ACEN Corp. (Philippines)*	9,030	885
RWE AG (Germany)	377,901	16,467,531
Vistra Corp.	61	1,601

		16,470,017

Industrial Conglomerates — 0.0%
Honeywell International, Inc.	7,683	1,594,223

Industrial REITs — 0.3%
EastGroup Properties, Inc.	12,550	2,178,680
Prologis, Inc.	85,583	10,495,043

		12,673,723

Insurance — 1.4%
AIA Group Ltd. (Hong Kong)	1,144,274	11,621,818
Allianz SE (Germany)	36,736	8,556,685
Chubb Ltd.	6,888	1,326,353
CNA Financial Corp.	19,435	750,580
Fairfax Financial Holdings Ltd. (Canada)	1,698	1,271,631
Hartford Financial Services Group, Inc. (The)	10,572	761,395
HDFC Life Insurance Co. Ltd. (India), 144A	113,295	900,032
ICICI Prudential Life Insurance Co. Ltd. (India), 144A	49,340	344,969
Kinsale Capital Group, Inc.	2,914	1,090,419
Loews Corp.	61,770	3,667,903

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	10,811	$4,058,586
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	197,000	1,258,223
Progressive Corp. (The)	70,623	9,348,366
Prudential PLC (Hong Kong)	68,813	971,873
RLI Corp.	10,285	1,403,594
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,783	485,649
Sanlam Ltd. (South Africa)	197,195	610,373
Tokio Marine Holdings, Inc. (Japan)	274,800	6,335,121
Travelers Cos., Inc. (The)	12,479	2,167,103
W.R. Berkley Corp.	17,114	1,019,310
Zurich Insurance Group AG (Switzerland)	13,553	6,447,008

		64,396,991

Interactive Media & Services — 1.3%
Alphabet, Inc. (Class C Stock)*	98,276	11,888,448
IAC, Inc.*	24,411	1,533,011
Kanzhun Ltd. (China), ADR*	26,352	396,597
Meta Platforms, Inc. (Class A Stock)*	94,854	27,221,201
NAVER Corp. (South Korea)	3,791	530,683
Tencent Holdings Ltd. (China)	369,000	15,646,035

		57,215,975

IT Services — 0.3%
Capgemini SE (France)	24,061	4,555,771
Infosys Ltd. (India)	135,868	2,213,004
International Business Machines Corp.	7,861	1,051,880
MongoDB, Inc.*	6,316	2,595,813
Snowflake, Inc. (Class A Stock)*	7,653	1,346,775

		11,763,243

Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	21,490	1,175,073
Brunswick Corp.	16,791	1,454,772

		2,629,845

Life Sciences Tools & Services — 0.1%
Azenta, Inc.*	19,658	917,635
Mettler-Toledo International, Inc.*	733	961,432
Syneos Health, Inc.*	4,702	198,142
Thermo Fisher Scientific, Inc.	2,921	1,524,032
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	56,400	452,015
Wuxi Biologics Cayman, Inc. (China), 144A*	87,500	420,530

		4,473,786

Machinery — 0.8%
Atlas Copco AB (Sweden) (Class A Stock)	358,000	5,168,404
Deere & Co.	34,277	13,888,698
Douglas Dynamics, Inc.	19,576	584,931
Dover Corp.	14,986	2,212,683
Gates Industrial Corp. PLC*	59,867	807,007

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Hillman Solutions Corp.*	124,665	$1,123,232
Ingersoll Rand, Inc.	29,466	1,925,898
ITT, Inc.	6,303	587,503
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	55,700	493,565
Lincoln Electric Holdings, Inc.	7,991	1,587,252
Middleby Corp. (The)*	8,026	1,186,483
RBC Bearings, Inc.*	7,034	1,529,684
Techtronic Industries Co. Ltd. (Hong Kong)	42,500	464,763
Timken Co. (The)	12,429	1,137,626
Toro Co. (The)	10,794	1,097,210
Volvo AB (Sweden) (Class B Stock)	207,637	4,297,053

		38,091,992

Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	10,413	3,825,424
Liberty Broadband Corp. (Class C Stock)*	16,094	1,289,290
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	50,602	1,656,204
Nexstar Media Group, Inc.(a)	3,488	580,926
Trade Desk, Inc. (The) (Class A Stock)*	29,124	2,248,955

		9,600,799

Metals & Mining — 0.4%
Anglo American PLC (South Africa)	152,205	4,333,811
AngloGold Ashanti Ltd. (Australia)	12,915	273,376
AngloGold Ashanti Ltd. (Australia), ADR	3,104	65,463
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	930,500	719,909
BHP Group Ltd. (Australia) (XASX)	246,660	7,415,083
BHP Group Ltd. (Australia) (XJSE)	630	18,831
Freeport-McMoRan, Inc.	27,126	1,085,040
Rio Tinto PLC (Australia)	59,495	3,780,890
Severstal PAO (Russia), GDR*^	17,534	2
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	356,000	527,194

		18,219,599

Multi-Utilities — 0.2%
Dominion Energy, Inc.	25,376	1,314,223
Engie SA (France)	100,134	1,667,523
NorthWestern Corp.	21,423	1,215,970
Public Service Enterprise Group, Inc.	86,226	5,398,610

		9,596,326

Oil, Gas & Consumable Fuels — 1.6%
BP PLC (United Kingdom)	749,714	4,365,119
Cheniere Energy, Inc.	10,678	1,626,900
Chesapeake Energy Corp.	106	8,870
Chevron Corp.	61,769	9,719,352
ConocoPhillips	75,270	7,798,725
Coterra Energy, Inc.	37,284	943,285
DT Midstream, Inc.	17,606	872,729
EOG Resources, Inc.	58,830	6,732,505

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Kinder Morgan, Inc.	123,747	$2,130,923
Petronet LNG Ltd. (India)	211,162	574,333
Phillips 66	18,460	1,760,715
PTT Exploration & Production PCL (Thailand)	150,200	636,423
Reliance Industries Ltd. (India)	34,278	1,068,483
Shell PLC (Netherlands)	762,553	22,748,242
S-Oil Corp. (South Korea)	8,299	421,681
Thai Oil PCL (Thailand)	642,885	804,380
TotalEnergies SE (France)	144,405	8,289,516
Williams Cos., Inc. (The)	65,883	2,149,762

		72,651,943

Passenger Airlines — 0.0%
Alaska Air Group, Inc.*	18,203	968,035
Wizz Air Holdings PLC (Switzerland), 144A*	9,818	341,615

		1,309,650

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,539	1,087,749
Hindustan Unilever Ltd. (India)	38,978	1,274,385
Kenvue, Inc.*(a)	31,845	841,345
L’Oreal SA (France)	7,036	3,282,126

		6,485,605

Pharmaceuticals — 1.3%
AstraZeneca PLC (United Kingdom)	98,588	14,133,011
Bristol-Myers Squibb Co.	211,966	13,555,226
Eli Lilly & Co.	5,735	2,689,600
Johnson & Johnson	20,559	3,402,926
Merck & Co., Inc.	13,778	1,589,843
Novo Nordisk A/S (Denmark) (Class B Stock)	72,513	11,713,739
Roche Holding AG	29,106	8,891,012
Royalty Pharma PLC (Class A Stock)	37,179	1,142,882

		57,118,239

Professional Services — 0.3%
Equifax, Inc.(a)	5,959	1,402,153
First Advantage Corp.*	79,744	1,228,855
Genpact Ltd.	12,071	453,507
Leidos Holdings, Inc.	8,087	715,538
Paycor HCM, Inc.*	47,385	1,121,603
RELX PLC (United Kingdom)	227,817	7,599,568
Verra Mobility Corp.*	37,137	732,342

		13,253,566

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	25,785	2,081,108
China Aoyuan Group Ltd. (China)*^	95,000	3,518
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	41,842
China Resources Land Ltd. (China)	136,000	578,770
Cushman & Wakefield PLC*	95,268	779,292

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	$2,111
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)*	20,522	9,325
Shimao Group Holdings Ltd. (China)*^	31,000	4,259

		3,500,225

Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	43,620	1,546,329
Mid-America Apartment Communities, Inc.	11,613	1,763,550

		3,309,879

Retail REITs — 0.1%
Brixmor Property Group, Inc.	67,667	1,488,674
Federal Realty Investment Trust(a)	12,823	1,240,882
Kimco Realty Corp.	108,966	2,148,809
NNN REIT, Inc..(a)	28,600	1,223,794

		6,102,159

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.*	59,507	6,778,442
Allegro MicroSystems, Inc. (Japan)*	21,206	957,239
Analog Devices, Inc.	33,798	6,584,188
ASE Technology Holding Co. Ltd. (Taiwan)	146,000	519,198
ASML Holding NV (Netherlands)	21,298	15,448,047
ASPEED Technology, Inc. (Taiwan)	9,000	828,943
eMemory Technology, Inc. (Taiwan)	5,000	357,873
Entegris, Inc.	13,997	1,551,148
Infineon Technologies AG (Germany)	109,190	4,496,690
Lam Research Corp.	3,747	2,408,796
LONGi Green Energy Technology Co. Ltd. (China) (Class A Stock)	84,600	334,464
MACOM Technology Solutions Holdings, Inc.*	25,855	1,694,278
Marvell Technology, Inc.	23,714	1,417,623
NVIDIA Corp.	63,385	26,813,123
NXP Semiconductors NV (China)	38,894	7,960,824
Power Integrations, Inc.	18,030	1,706,900
Realtek Semiconductor Corp. (Taiwan)	66,000	822,929
Silergy Corp. (China)	34,000	423,545
SK Hynix, Inc. (South Korea)	21,187	1,861,583
SolarEdge Technologies, Inc.*	5,672	1,526,052
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	563,000	10,400,487
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	277,508	28,006,107
Teradyne, Inc.(a)	38,173	4,249,800
Texas Instruments, Inc.	12,665	2,279,953
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (China) (Class A Stock)	52,300	511,904

		129,940,136

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software — 2.1%
Adobe, Inc.*	12,448	$6,086,947
Cadence Design Systems, Inc.*	5,553	1,302,290
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	67,953	1,078,414
Confluent, Inc. (Class A) Stock)*(a)	49,768	1,757,308
Crowdstrike Holdings, Inc. (Class A Stock)*	7,729	1,135,158
Envestnet, Inc.*(a)	17,506	1,038,981
Guidewire Software, Inc.*	13,057	993,377
HashiCorp, Inc. (Class A Stock)*	24,992	654,291
HubSpot, Inc.*	3,623	1,927,762
Hundsun Technologies, Inc. (China) (Class A Stock)	69,300	423,012
Intuit, Inc.	7,911	3,624,741
Kingdee International Software Group Co. Ltd. (China)*	333,000	447,166
Microsoft Corp.	188,791	64,290,887
nCino, Inc.*(a)	27,024	813,963
Oracle Corp.	13,922	1,657,971
Palo Alto Networks, Inc.*	13,865	3,542,646
Q2 Holdings, Inc.*	8,292	256,223
ServiceNow, Inc.*	3,077	1,729,182
Synopsys, Inc.*	2,878	1,253,110
Workday, Inc. (Class A Stock)*	6,641	1,500,135
Workiva, Inc.*	9,514	967,193

		96,480,757

Specialized REITs — 0.2%
CubeSmart(a)	25,891	1,156,292
Lamar Advertising Co. (Class A Stock)	13,178	1,307,916
Outfront Media, Inc.	67,799	1,065,800
Public Storage	6,143	1,793,019
Rayonier, Inc.(a)	49,075	1,540,955
Weyerhaeuser Co.	81,509	2,731,367

		9,595,349

Specialty Retail — 0.6%
AutoZone, Inc.*	917	2,286,411
Bath & Body Works, Inc.	17,917	671,887
Best Buy Co., Inc.	12,200	999,790
Claire’s Private Placement*^	406	121,800
Dick’s Sporting Goods, Inc.(a)	9,234	1,220,642
Home Depot, Inc. (The)	4,203	1,305,620
Industria de Diseno Textil SA (Spain)	124,333	4,822,604
Leslie’s, Inc.*(a)	90,028	845,363
Lojas Renner SA (Brazil)	223,885	937,959
Lowe’s Cos., Inc.	19,072	4,304,550
Murphy USA, Inc.	3,758	1,169,151
National Vision Holdings, Inc.*	20,293	492,917
Ross Stores, Inc.	77,581	8,699,158
TJX Cos., Inc. (The)	18,959	1,607,534

		29,485,386

Technology Hardware, Storage & Peripherals — 1.4%
Advantech Co. Ltd. (Taiwan)	52,198	687,223
Apple, Inc.	190,100	36,873,697
Goodman Networks, Inc.*^	3,993	—

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	447,938	$24,664,937
Samsung Electronics Co. Ltd. (South Korea), GDR	860	1,192,151

		63,418,008

Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.(a)	11,806	857,115
Columbia Sportswear Co.	9,604	741,813
Eclat Textile Co. Ltd. (Taiwan)	37,000	594,971
Lululemon Athletica, Inc.*	3,448	1,305,068
LVMH Moet Hennessy Louis Vuitton SE (France)	19,428	18,318,900
Ralph Lauren Corp.(a)	12,989	1,601,544
Shenzhou International Group Holdings Ltd. (China)	78,200	751,070

		24,170,481

Tobacco — 0.1%
ITC Ltd. (India)	148,563	819,179
Philip Morris International, Inc.	17,613	1,719,381

		2,538,560

Trading Companies & Distributors — 0.2%
Air Lease Corp.	20,128	842,357
Applied Industrial Technologies, Inc.	9,495	1,375,161
Core & Main, Inc. (Class A Stock)*	17,149	537,449
Ferguson PLC	34,784	5,494,188

		8,249,155

Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	54,559	981,884
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	33,166	927,125

		1,909,009

Wireless Telecommunication Services — 0.1%
SK Telecom Co. Ltd. (South Korea)	12,082	427,531
TIM SA (Brazil)	224,594	686,700
T-Mobile US, Inc.*	23,357	3,244,287

		4,358,518

TOTAL COMMON STOCKS (cost $1,443,789,949)		1,544,926,113

PREFERRED STOCKS — 0.1%
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	83,998	439,620

Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	248,742	1,534,572

Specialty Retail — 0.0%
Claire’s Stores, Inc., CVT*^	331	777,850

Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	4,751	48

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC (PRFC)	3,262	$40,779

TOTAL PREFERRED STOCKS (cost $2,454,928)		2,792,869

	Units

WARRANTS* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,expiring 09/24/27^	693	17,325

(cost $7)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.1%
Equipment — 0.1%
Dell Equipment Finance Trust,
Series 2022-01, Class A3, 144A
2.490%	08/23/27	2,324	2,264,630

Home Equity Loans — 0.0%
GSAA Home Equity Trust,
Series 2007-04, Class A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
5.350%(c)	03/25/37	15	4,584
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE01, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
5.765%(c)	02/25/36	1	550
Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
5.885%(c)	08/25/35	1	1,312

			6,446

TOTAL ASSET-BACKED SECURITIES (cost $2,275,852)			2,271,076

CORPORATE BONDS — 1.6%
Aerospace & Defense — 0.0%
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	08/01/23	373	372,256

Auto Manufacturers — 0.2%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.125%	12/14/23	987	965,593
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.800%	06/26/25	1,450	1,447,306
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24	330	321,221
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)
5.680%(c)	06/13/24	2,658	2,661,672

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
0.875%	11/22/23	987	$968,142

			6,363,934

Banks — 0.4%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.843%(ff)	02/04/25	1,300	1,266,467
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, Series 0012, MTN
3.650%	02/04/24	1,581	1,559,321
Citizens Bank NA,
Sr. Unsec’d. Notes
5.284%(ff)	01/26/26	645	596,849
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)
5.320%(c)	01/12/24	3,269	3,266,980
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.650%	01/25/24	948	934,301
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.217%	12/06/23	777	762,463
3.000%	03/15/24	374	366,298
3.625%	02/20/24	287	282,804
Sr. Unsec’d. Notes, SOFR + 1.390%
6.481%(c)	03/15/24	1,200	1,204,112
Morgan Stanley,
Sr. Unsec’d. Notes, MTN, SOFR + 0.455%
5.519%(c)	01/25/24	770	769,279
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	1,256	1,237,298
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/24	843	831,393
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	950	936,425
U.S. Bancorp,
Sr. Unsec’d. Notes
3.375%	02/05/24	2,220	2,187,229

			16,201,219

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24	1,342	1,316,785

Building Materials — 0.0%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.625%	07/02/24	560	548,810

Chemicals — 0.0%
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.125%	06/01/24	1,164	1,136,522

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.0%
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
1.450%	04/01/24		587	$568,172
5.900%	10/01/24		730	729,133

				1,297,305

Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^	(d)	22	—

Diversified Financial Services — 0.1%
American Express Co.,
Sr. Unsec’d. Notes
3.375%	05/03/24		603	591,178
Sr. Unsec’d. Notes, SOFR Index + 0.230%
5.311%(c)	11/03/23		2,037	2,034,505
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.900%	01/29/24	(a)	1,260	1,243,346
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.550%	02/01/24		1,583	1,559,580

				5,428,609

Electric — 0.2%
Commonwealth Edison Co.,
First Mortgage
3.100%	11/01/24		779	754,090
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		659	645,475
Eversource Energy,
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23		677	671,946
Sr. Unsec’d. Notes, Series T, SOFR Index + 0.250%
5.339%(c)	08/15/23		278	277,916
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, SOFR Index + 0.400%
5.481%(c)	11/03/23	(a)	1,970	1,969,749
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.750%	06/01/24		1,354	1,316,604
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
0.841%	11/08/23		455	446,946
Southwestern Public Service Co.,
First Mortgage
3.300%	06/15/24		764	746,618
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.450%	02/15/24		636	626,039

				7,455,383

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A

0.625%	05/15/24		2,068	1,983,667

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas — 0.1%
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24		2,723	$2,634,505

Healthcare-Products — 0.0%
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24		1,790	1,755,756

Insurance — 0.2%
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24		2,009	1,973,029
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A
0.450%	12/08/23		377	367,652
0.800%	07/07/23		1,268	1,267,659
5.750%	07/02/26		346	344,898
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
0.500%	11/17/23		2,025	1,985,362
Jackson Financial, Inc.,
Sr. Unsec’d. Notes
1.125%	11/22/23		1,348	1,321,651
Principal Life Global Funding II,
Sec’d. Notes, 144A
0.500%	01/08/24		606	589,471
Sec’d. Notes, 144A, SOFR + 0.450%
5.470%(c)	04/12/24		845	843,055

				8,692,777

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.245%
5.335%(c)	05/17/24		981	980,225
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.539%(c)	11/13/23		1,950	1,951,494

				2,931,719

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.950%	06/06/25		256	255,446

Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26	(d)	70	1,225
8.000%	02/09/26	(d)	315	5,513
Phillips 66,
Gtd. Notes
0.900%	02/15/24		530	514,206

				520,944

Pharmaceuticals — 0.1%
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.400%	05/15/24		2,013	1,970,512

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		1,349	$1,320,308
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24		1,334	1,300,441
Cigna Group (The),
Gtd. Notes
3.500%	06/15/24		1,325	1,298,043

				5,889,304

Pipelines — 0.0%
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24		740	731,119

Real Estate Investment Trusts (REITs) — 0.1%
Realty Income Corp.,
Sr. Unsec’d. Notes
4.600%	02/06/24		1,251	1,239,461
Simon Property Group LP,
Sr. Unsec’d. Notes
3.750%	02/01/24		745	735,181

				1,974,642

Retail — 0.0%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.800%	02/10/24		1,151	1,115,194

Semiconductors — 0.0%
Microchip Technology, Inc.,
Sr. Unsec’d. Notes
0.972%	02/15/24		1,350	1,306,801

Software — 0.0%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24		1,304	1,265,331

Transportation — 0.0%
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.850%	01/15/24		945	934,030

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24		1,350	1,288,213

TOTAL CORPORATE BONDS (cost $73,612,238)				73,400,271

FLOATING RATE AND OTHER LOANS — 0.0%
Foods — 0.0%
Moran Foods LLC,
2022 Incremental FLSO Loan (First Lien), 6 Month SOFR + 7.350%
12.215%(c)	06/30/26	^	130	104,256
Extended Closing Date Loan (Second Lien), 3 Month SOFR + 7.000%
16.465%(c)	12/31/26		222	155,516

Interest Rate	Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Foods (cont’d.)
Extended Closing Date Term Loan, 6 Month SOFR + 7.350%
12.215%(c)	06/30/26		230	$210,857

				470,629

Media — 0.0%

Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
9.986%(c)	10/29/27		110	106,225

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/24	^	107	11,633

Retail — 0.0%
Claire’s Stores, Inc.,
Term Loan B, 1 Month SOFR + 6.600%
11.702%(c)	12/18/26		457	415,486

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,084,924)				1,003,973

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Alternative Loan Trust,
Series 2005-J06, Class 2A1
5.500%	07/25/25		1	1,212
Banc of America Funding Trust,
Series 2006-01, Class 2A1
5.500%	01/25/36		4	3,075
Series 2006-D, Class 5A2
4.211%(cc)	05/20/36		4	3,407
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
5.290%(c)	09/26/36		5	4,969
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
4.675%(cc)	05/25/34		1	559
Series 2004-D, Class 2A2
4.675%(cc)	05/25/34		5	4,473
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-05, Class A6, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
5.500%(c)	05/25/37		13	4,928
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/20		2	2,130
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 2A1
3.733%(cc)	02/25/20		1	1,222
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19		4	3,870
GSR Mortgage Loan Trust,
Series 2006-02F, Class 2A1
5.750%	02/25/36		9	8,132
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
6.119%(cc)	12/19/34		4	3,465

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34		7	$7,795
Series 2006-A02, Class 5A1
4.194%(cc)	11/25/33		6	5,604
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-07, Class 1A2, 1 Month LIBOR + 0.450% (Cap 9.500%, Floor 0.450%)
5.600%(c)	09/25/35		4	3,517

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $66,740)				58,358

U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Notes
0.375%	01/31/26		3,000	2,693,203
0.875%	01/31/24	(k)	82,432	80,303,678
1.500%	02/15/25		6,400	6,040,750
2.250%	03/31/26		6,400	6,022,000
3.625%	05/15/26		1,300	1,268,414
4.125%	01/31/25	(a)	4,150	4,084,994
4.625%	03/15/26		6,000	6,007,031

TOTAL U.S. TREASURY OBLIGATIONS (cost $107,182,028)				106,420,070

TOTAL LONG-TERM INVESTMENTS (cost $3,682,125,278)				3,790,608,040

			Shares

SHORT-TERM INVESTMENTS — 17.5%

AFFILIATED MUTUAL FUNDS — 14.3%
PGIM Core Ultra Short Bond Fund(wd).			616,202,020	616,202,020
PGIM Institutional Money Market Fund (cost $38,358,458; includes $38,161,758 of cash collateral forsecurities on loan)(b)(wd)			38,382,486	38,355,619

TOTAL AFFILIATED MUTUAL FUNDS (cost $654,560,478)				654,557,639

Interest Rate	Maturity Date		Principal Amount (000)#

CERTIFICATE OF DEPOSIT — 0.0%
Citibank NA
5.800%	03/05/24		345	344,736

(cost $345,000)

COMMERCIAL PAPER(n) — 1.4%
3M Corp.
5.552%	09/07/23		1,245	1,232,539
American Electric Power Co., Inc.
5.285%	07/20/23		450	448,665
American Honda Finance Corp.
5.643%	09/18/23		2,650	2,617,158
AT&T, Inc.
5.684%	12/20/23		1,543	1,500,482

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER(n) (continued)
Brighthouse Financial, Inc.
5.545%	10/20/23	2,650	$2,604,029
CenterPoint Energy, Inc.
5.497%	07/20/23	1,200	1,196,440
Citigroup Global Markets, Inc.
5.430%	01/08/24	720	698,242
5.521%	11/27/23	3,617	3,532,664
Coca-Cola Co. (The)
5.376%	05/21/24	4,500	4,275,915
Constellation Energy Generation LLC
5.255%	07/07/23	2,650	2,646,970
Dominion Energy South Carolina, Inc.
5.420%	07/07/23	2,700	2,697,249
Duke Energy Corp.
5.464%	07/17/23	1,200	1,196,991
EIDP, Inc.
5.429%	08/21/23	3,000	2,976,778
Enbridge, Inc.
5.499%	07/18/23	2,000	1,994,528
Entergy Corp.
5.578%	09/05/23	1,200	1,187,768
Evergy Missouri West, Inc.
5.459%	07/11/23	1,800	1,797,112
Fidelity National Information Services, Inc.
5.522%	07/19/23	1,300	1,296,357
HP, Inc.
5.258%	07/10/23	1,300	1,298,110
John Deere Ltd.
5.316%	09/15/23	2,600	2,570,982
Marriott International, Inc.
5.562%	08/25/23	1,300	1,288,771
ONE Gas, Inc.
5.426%	08/01/23	2,650	2,636,890
Ontario Teachers’ Finance Trust
5.302%	11/17/23	7,800	7,636,564
Parker-Hannifin Corp.
5.483%	09/07/23	1,300	1,285,546
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.374%	07/05/23	1,200	1,199,119
Public Service Electric & Gas Co.
5.529%	08/07/23	3,000	2,982,662
Southern Co. Funding Corp.
5.260%	07/13/23	2,000	1,996,194
Thunder Bay Funding LLC
5.457%	12/07/23	3,000	2,925,827
TransCanada Pipelines Ltd.
5.548%	08/11/23	1,444	1,434,748
Union Electric Co.
5.424%	07/21/23	3,200	3,190,058

TOTAL COMMERCIAL PAPER (cost $64,395,039)			64,345,358

CORPORATE BONDS — 0.1%
Auto Manufacturers — 0.0%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.380% (Cap N/A, Floor 0.000%)
5.447%(c)	02/22/24	1,300,000	1,299,262

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks — 0.1%
Bank of America NA,
5.370%	04/26/24	2,600,000	$2,587,094

TOTAL CORPORATE BONDS
(cost $3,900,431)			3,886,356

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.6%
Federal Home Loan Bank
4.990%	02/06/24	4,350	4,205,644
5.063%	08/09/23	13,500	13,432,473
5.185%	02/01/24	7,800	7,546,538

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $25,220,483)			25,184,655

U.S. TREASURY OBLIGATIONS(n) — 1.1%
U.S. Treasury Bills
0.000%	10/31/23	5,400	5,307,487
5.148%	05/16/24	16,200	15,462,762
5.216%	09/07/23	10,700	10,599,268
5.286%	10/10/23	5,350	5,273,918
5.296%	10/24/23	5,300	5,213,326
5.372%	12/07/23	10,550	10,310,809

TOTAL U.S. TREASURY OBLIGATIONS
(cost $52,187,728)			52,167,570

TOTAL SHORT-TERM INVESTMENTS
(cost $800,609,159)			800,486,314

TOTAL INVESTMENTS—100.5%
(cost $4,482,734,437)			4,591,094,354
Liabilities in excess of other assets(z) — (0.5)%			(22,669,761)

NET ASSETS — 100.0%			$4,568,424,593

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,144,449 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,818,423; cash collateral of $38,161,758 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,673	10 Year U.K. Gilt	Sep. 2023	$202,484,863	$(1,020,885)
7,482	10 Year U.S. Treasury Notes	Sep. 2023	839,971,444	(15,973,397)
661	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	90,040,594	827,890
331	Euro Currency	Sep. 2023	45,318,038	583,452
1,722	Mini MSCI EAFE Index	Sep. 2023	185,588,550	1,807,170
9	Mini MSCI Emerging Markets Index	Sep. 2023	449,055	(3,833)
1,755	S&P 500 E-Mini Index	Sep. 2023	393,843,938	12,798,987
304	XAK Technology Index	Sep. 2023	53,829,280	2,176,026
349	XAV Health Care Index	Sep. 2023	47,258,090	791,525

				1,986,935

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Futures contracts outstanding at June 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
4,073	Mini MSCI Emerging Markets Index	Sep. 2023	$203,222,335	$2,343,726
1,788	Russell 2000 E-Mini Index	Sep. 2023	170,190,780	(180,233)
152	TOPIX Index	Sep. 2023	24,101,736	(859,309)
450	XAI E-Mini Industry Index	Sep. 2023	49,113,000	(2,178,000)
310	XAY Consumer Discretionary Index	Sep. 2023	53,754,000	(2,937,876)

				(3,811,692)

				$(1,824,757)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/31/23	TD	AUD	28,033	$18,602,246	$18,692,288	$90,042	$ —
British Pound,
Expiring 07/31/23	ML	GBP	10,628	13,147,142	13,500,854	353,712	—
Canadian Dollar,
Expiring 07/31/23	ML	CAD	6,131	4,507,412	4,630,463	123,051	—
Expiring 07/31/23	RBC	CAD	15,201	11,180,073	11,480,460	300,387	—
Expiring 07/31/23	RBC	CAD	8,658	6,367,503	6,538,585	171,082	—
Danish Krone,
Expiring 07/31/23	CITI	DKK	17,218	2,548,913	2,528,225	—	(20,688)
Expiring 07/31/23	ML	DKK	18,877	2,730,412	2,771,813	41,401	—
Euro,
Expiring 07/31/23	BARC	EUR	579	642,706	633,186	—	(9,520)
Expiring 07/31/23	CITI	EUR	1,596	1,765,902	1,743,975	—	(21,927)
Expiring 07/31/23	ML	EUR	23,797	25,616,837	26,009,049	392,212	—
Expiring 07/31/23	ML	EUR	1,108	1,199,550	1,210,697	11,147	—
Expiring 07/31/23	RBC	EUR	4,331	4,771,218	4,733,493	—	(37,725)
Expiring 07/31/23	RBC	EUR	1,738	1,914,046	1,899,784	—	(14,262)
Expiring 07/31/23	RBC	EUR	1,229	1,362,465	1,342,927	—	(19,538)
Expiring 07/31/23	RBC	EUR	1,214	1,312,087	1,326,862	14,775	—
Expiring 07/31/23	RBC	EUR	817	887,455	892,618	5,163	—
Expiring 07/31/23	RBC	EUR	69	76,387	75,546	—	(841)
Expiring 07/31/23	SSB	EUR	1,759	1,940,497	1,922,469	—	(18,028)
Hong Kong Dollar,
Expiring 07/31/23	RBC	HKD	17,942	2,293,410	2,291,160	—	(2,250)
Japanese Yen,
Expiring 07/24/23	CITI	JPY	12,729,005	91,499,943	88,553,279	—	(2,946,664)
Expiring 07/31/23	ML	JPY	1,508,711	10,861,811	10,507,907	—	(353,904)
Expiring 07/31/23	ML	JPY	605,248	4,374,976	4,215,449	—	(159,527)
Expiring 07/31/23	ML	JPY	192,696	1,387,269	1,342,095	—	(45,174)
Expiring 07/31/23	RBC	JPY	93,780	680,973	653,163	—	(27,810)
Expiring 07/31/23	SSB	JPY	2,658,455	20,177,250	18,515,678	—	(1,661,572)
Expiring 07/31/23	SSB	JPY	453,301	3,436,924	3,157,164	—	(279,760)
Singapore Dollar,
Expiring 07/31/23	ML	SGD	2,029	1,506,426	1,501,997	—	(4,429)
Expiring 07/31/23	SSB	SGD	2,968	2,231,952	2,197,312	—	(34,640)
Swedish Krona,
Expiring 07/31/23	CITI	SEK	39,144	3,643,075	3,634,744	—	(8,331)
Swiss Franc,
Expiring 07/31/23	CITI	CHF	7,523	8,372,244	8,433,043	60,799	—
Expiring 07/31/23	ML	CHF	5,025	5,705,689	5,633,377	—	(72,312)

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/31/23	ML	CHF	442	$502,052	$495,734	$—	$(6,318)

				$257,246,845	$253,065,396	1,563,771	(5,745,220)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/24/23	CITI	AUD	69,692	$47,401,732	$46,460,051	$941,681	$—
Expiring 07/31/23	CITI	AUD	10,806	7,041,449	7,205,398	—	(163,949)
British Pound,
Expiring 07/31/23	BARC	GBP	699	873,199	887,439	—	(14,240)
Expiring 07/31/23	CITI	GBP	10,273	12,666,131	13,049,532	—	(383,401)
Expiring 07/31/23	CITI	GBP	1,285	1,608,594	1,632,048	—	(23,454)
Expiring 07/31/23	ML	GBP	887	1,111,610	1,126,173	—	(14,563)
Expiring 07/31/23	ML	GBP	521	647,675	662,167	—	(14,492)
Expiring 07/31/23	RBC	GBP	960	1,208,364	1,219,977	—	(11,613)
Expiring 07/31/23	RBC	GBP	794	988,187	1,008,990	—	(20,803)
Canadian Dollar,
Expiring 07/31/23	CITI	CAD	17,635	12,948,813	13,318,628	—	(369,815)
Danish Krone,
Expiring 07/31/23	TD	DKK	27,426	4,089,666	4,027,157	62,509	—
Euro,
Expiring 07/31/23	BARC	EUR	638	690,291	696,843	—	(6,552)
Expiring 07/31/23	CITI	EUR	23,261	25,014,744	25,423,156	—	(408,412)
Expiring 07/31/23	RBC	EUR	6,956	7,709,768	7,602,289	107,479	—
Expiring 07/31/23	RBC	EUR	1,665	1,850,791	1,819,521	31,270	—
Expiring 07/31/23	RBC	EUR	921	1,016,675	1,007,101	9,574	—
Expiring 07/31/23	SSB	EUR	2,091	2,249,896	2,285,358	—	(35,462)
Expiring 07/31/23	SSB	EUR	1,290	1,385,336	1,410,222	—	(24,886)
Expiring 07/31/23	SSB	EUR	919	1,002,377	1,004,894	—	(2,517)
Expiring 07/31/23	SSB	EUR	495	541,007	541,223	—	(216)
Hong Kong Dollar,
Expiring 07/31/23	SSB	HKD	17,942	2,292,224	2,291,160	1,064	—
Japanese Yen,
Expiring 07/03/23	GSI	JPY	95,226	656,745	660,233	—	(3,488)
Expiring 07/31/23	CITI	JPY	2,459,447	17,748,142	17,129,624	618,518	—
Singapore Dollar,
Expiring 07/31/23	SSB	SGD	4,747	3,559,451	3,513,919	45,532	—
Expiring 07/31/23	SSB	SGD	3,167	2,381,284	2,344,678	36,606	—
Expiring 07/31/23	SSB	SGD	1,476	1,096,794	1,092,921	3,873	—
Swedish Krona,
Expiring 07/31/23	TD	SEK	49,877	4,855,334	4,631,435	223,899	—
Swiss Franc,
Expiring 07/31/23	CITI	CHF	6,688	7,425,073	7,496,789	—	(71,716)
Expiring 07/31/23	RBC	CHF	1,995	2,246,364	2,236,651	9,713	—
Expiring 07/31/23	SSB	CHF	3,472	3,926,286	3,892,459	33,827	—

				$178,234,002	$177,678,036	2,125,545	(1,569,579)

						$3,689,316	$(7,314,799)

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110	%(Q)	190	$4,786	$—	$4,786	BARC
ABX.HE.AAA	05/25/46	0.110	%(Q)	170	4,282	—	4,282	CSI
ABX.HE.AAA	05/25/46	0.110	%(Q)	150	3,779	—	3,779	BOA
ABX.HE.AAA	05/25/46	0.110	%(Q)	90	2,267	—	2,267	CSI
ABX.HE.AAA	05/25/46	0.110	%(M)	70	1,763	—	1,763	BOA
CMBX.NA.BBB-	02/17/51	5.000	%(M)	350	61	—	61	CITI

					$16,938	$—	$16,938

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$16,938	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$18,005	$57,338,366

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$2,059,717,985	$—	$—
Common Stocks	1,019,906,660	524,786,116	233,337
Preferred Stocks	1,974,192	40,779	777,898
Warrants	—	—	17,325
Asset-Backed Securities
Equipment	—	2,264,630	—
Home Equity Loans	—	6,446	—
Corporate Bonds	—	73,400,271	—	**
Floating Rate and Other Loans	—	888,084	115,889
Residential Mortgage-Backed Securities	—	58,358	—
U.S. Treasury Obligations	—	106,420,070	—
Short-Term Investments
Affiliated Mutual Funds	654,557,639	—	—
Certificate of Deposit	—	344,736	—
Commercial Paper	—	64,345,358	—
Corporate Bonds	—	3,886,356	—
U.S. Government Agency Obligations	—	25,184,655	—
U.S. Treasury Obligations	—	52,167,570	—

Total	$3,736,156,476	$853,793,429	$1,144,449

Other Financial Instruments*
Assets
Futures Contracts	$21,328,776	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	3,689,316	—
OTC Credit Default Swap Agreements	—	16,938	—

Total	$21,328,776	$3,706,254	$—

Liabilities
Futures Contracts	$(23,153,533)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(7,314,799)	—

Total	$(23,153,533)	$(7,314,799)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	59.4%
U.S. Treasury Obligations	3.4
Banks	3.1
Semiconductors & Semiconductor Equipment	2.8
Software	2.1
Oil, Gas & Consumable Fuels	1.7
Insurance	1.6
Commercial Paper	1.4
Technology Hardware, Storage & Peripherals	1.4
Pharmaceuticals	1.4
Capital Markets	1.3

Interactive Media & Services	1.3%
Broadline Retail	1.0
Financial Services	0.9
Health Care Providers & Services	0.9
Hotels, Restaurants & Leisure	0.9
Machinery	0.8
Chemicals	0.8
Ground Transportation	0.8
Biotechnology	0.7
Consumer Staples Distribution & Retail	0.7
Specialty Retail	0.6
Beverages	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Electric Utilities	0.6%
Health Care Equipment & Supplies	0.6
U.S. Government Agency Obligations	0.6
Construction & Engineering	0.5
Textiles, Apparel & Luxury Goods	0.5
Food Products	0.5
Aerospace & Defense	0.4
Metals & Mining	0.4
Electrical Equipment	0.4
Independent Power & Renewable Electricity Producers	0.4
Electronic Equipment, Instruments & Components	0.3
Professional Services	0.3
Commercial Services & Supplies	0.3
Industrial REITs	0.3
IT Services	0.3
Household Durables	0.2
Diversified Telecommunication Services	0.2
Media	0.2
Multi-Utilities	0.2
Specialized REITs	0.2
Building Products	0.2
Air Freight & Logistics	0.2
Automobiles	0.2
Consumer Finance	0.2
Trading Companies & Distributors	0.2
Auto Manufacturers	0.2
Electric	0.2
Personal Care Products	0.1
Retail REITs	0.1
Diversified Financial Services	0.1
Containers & Packaging	0.1
Entertainment	0.1
Energy Equipment & Services	0.1
Life Sciences Tools & Services	0.1
Wireless Telecommunication Services	0.1
Construction Materials	0.1
Real Estate Management & Development	0.1
Household Products	0.1
Residential REITs	0.1

Machinery-Construction & Mining	0.1%
Communications Equipment	0.1
Gas	0.1
Leisure Products	0.1
Tobacco	0.1
Equipment	0.1
Automobile Components	0.1
Forest Products & Paper	0.1
Real Estate Investment Trusts (REITs)	0.1
Hotel & Resort REITs	0.0	*
Diversified Consumer Services	0.0	*
Transportation Infrastructure	0.0	*
Healthcare-Products	0.0	*
Industrial Conglomerates	0.0	*
Retail	0.0	*
Health Care Technology	0.0	*
Passenger Airlines	0.0	*
Semiconductors	0.0	*
Computers	0.0	*
Trucking & Leasing	0.0	*
Transportation	0.0	*
Health Care REITs	0.0	*
Pipelines	0.0	*
Building Materials	0.0	*
Oil & Gas	0.0	*
Foods	0.0	*
Certificate of Deposit	0.0	*
Machinery-Diversified	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Miscellaneous Manufacturing	0.0	*
Home Equity Loans	0.0	*
Cosmetics/Personal Care	0.0	*

	100.5
Liabilities in excess of other assets	(0.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
	Unrealized appreciation on OTC
Credit contracts	swap agreements	$16,938		—	$—
	Due from/to broker-variation			Due from/to broker-variation
Equity contracts	margin futures	19,917,434	*	margin futures	6,159,251	*
	Due from/to broker-variation
Foreign exchange contracts	margin futures	583,452	*	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
	Unrealized appreciation on OTC			Unrealized depreciation on OTC
	forward foreign currency			forward foreign currency
Foreign exchange contracts	exchange contracts	$3,689,316		exchange contracts	$7,314,799
	Due from/to broker-variation			Due from/to broker-variation
Interest rate contracts	margin futures	827,890	*	margin futures	16,994,282	*

		$25,035,030			$30,468,332

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$4
Equity contracts	13,259,810	—	—
Foreign exchange contracts	(1,459,026)	(5,222,426)	—
Interest rate contracts.	(11,750,577)	—	—

Total	$50,207	$(5,222,426)	$4

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$15,058
Equity contracts	15,921,248	—	—
Foreign exchange contracts	583,452	(3,809,654)	—
Interest rate contracts.	(33,445,597)	—	—

Total	$(16,940,897)	$(3,809,654)	$15,058

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,538,920,988
Futures Contracts - Short Positions (1)	636,644,875
Forward Foreign Currency Exchange Contracts - Purchased (2)	166,908,997
Forward Foreign Currency Exchange Contracts - Sold (2)	118,863,819
Cross Currency Exchange Contracts (3)	5,624,666
Credit Default Swap Agreements - Buy Protection (1)	1,020,000

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$37,818,423	$(37,818,423)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amount of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amounts
BARC	$4,786	$(30,312)	$(25,526)	$—	$(25,526)
BOA	5,542	—	5,542	—	5,542
CITI	1,621,059	(4,418,357)	(2,797,298)	—	(2,797,298)
CSI	6,549	—	6,549	—	6,549
GSI	—	(3,488)	(3,488)	—	(3,488)
ML	921,523	(670,719)	250,804	—	250,804
RBC	649,443	(134,842)	514,601	—	514,601
SSB	120,902	(2,057,081)	(1,936,179)	—	(1,936,179)
TD	376,450	—	376,450	—	376,450

	$3,706,254	$(7,314,799)	$(3,608,545)	$—	$(3,608,545)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $37,818,423:
Affiliated investments (cost $2,706,219,090)	$2,714,275,624
Unaffiliated investments (cost $1,776,515,347)	1,876,818,730
Foreign currency, at value (cost $364,755)	363,520
Cash	17,218
Receivable for investments sold	17,552,548
Due from broker-variation margin futures	10,781,902
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,689,316
Tax reclaim receivable	3,617,138
Receivable for Portfolio shares sold	2,512,631
Dividends and interest receivable	2,497,837
Receivable from affiliate	24,337
Deposit with broker for centrally cleared/exchange-traded derivatives	18,005
Unrealized appreciation on OTC swap agreements	16,938
Prepaid expenses	4,348

Total Assets	4,632,190,092

LIABILITIES
Payable to broker for collateral for securities on loan	38,161,758
Payable for investments purchased	14,327,333
Unrealized depreciation on OTC forward foreign currency exchange contracts	7,314,799
Payable to affiliate	1,469,435
Management fee payable	1,138,926
Accrued expenses and other liabilities	1,033,837
Foreign capital gains tax liability accrued	157,797
Distribution fee payable	124,684
Payable for Portfolio shares purchased	33,915
Trustees’ fees payable	2,308
Affiliated transfer agent fee payable	707

Total Liabilities	63,765,499

NET ASSETS	$4,568,424,593

Net assets were comprised of:
Partners’ Equity	$4,568,424,593

Net asset value and redemption price per share, $4,568,424,593 / 206,532,618 outstanding shares of beneficial interest	$22.12

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,497,421 foreign withholding tax, of which $102,134 is reimbursable by an affiliate)	$17,491,466
Affiliated dividend income	15,386,345
Interest income	8,552,499
Income from securities lending, net (including affiliated income of $80,684)	98,623

Total income	41,528,933

EXPENSES
Management fee	16,501,473
Distribution fee	5,475,907
Custodian and accounting fees	269,435
Audit fee	38,184
Trustees’ fees	34,958
Professional fees	22,583
Shareholders’ reports	7,119
Transfer agent’s fees and expenses (including affiliated expense of $2,207)	4,029
Miscellaneous	65,052

Total expenses	22,418,740
Less: Fee waiver and/or expense reimbursement	(2,487,367)

Net expenses	19,931,373

NET INVESTMENT INCOME (LOSS)	21,597,560

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,128,523) (net of foreign capital gains taxes $(246,411))	28,014,007
In-kind transactions(1)	9,164,247
Futures transactions	50,207
Forward and cross currency contract transactions	(5,222,426)
Swap agreements transactions	4
Foreign currency transactions	(272,229)

31,733,810

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $8,052,651) (net of change in foreign capital gains taxes $(109,889))	126,383,916
Futures	(16,940,897)
Forward and cross currency contracts	(3,809,654)
Swap agreements	15,058
Foreign currencies	(64,730)

105,583,693

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	137,317,503

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$158,915,063

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$21,597,560	$41,984,914
Net realized gain (loss) on investment and foreign currency transactions	31,733,810	(520,656,794)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	105,583,693	(265,592,254)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	158,915,063	(744,264,134)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [22,003,329 and 40,424,453 shares, respectively]	480,367,559	858,422,462
Portfolio shares issued in merger [77,513,290 and 0 shares, respectively]	1,689,014,584	—
Portfolio shares purchased [26,301,934 and 103,682,448 shares, respectively]	(568,083,221)	(2,217,832,762)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,601,298,922	(1,359,410,300)

TOTAL INCREASE (DECREASE)	1,760,213,985	(2,103,674,434)
NET ASSETS:
Beginning of period	2,808,210,608	4,911,885,042

End of period	$4,568,424,593	$2,808,210,608

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020		2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$21.06		$24.99	$23.16	$20.80		$18.14		$19.12

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.26	0.15	0.23		0.36		0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.95		(4.19)	1.68	2.13		2.30		(1.31)

Total from investment operations	1.06		(3.93)	1.83	2.36		2.66		(0.98)

Capital Contributions	—		—	—	—		—	(b)(c)(d)	—	(c)(d)
Net Asset Value, end of period	$22.12		$21.06	$24.99	$23.16		$20.80		$18.14

Total Return(e)	5.03%		(15.73)%	7.95%	11.35%		14.61	%(f)	(5.13	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,568		$2,808	$4,912	$2,286		$2,288		$2,018
Average net assets (in millions)	$4,417		$3,620	$4,656	$2,061		$2,245		$2,427
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.91	%(h)	0.91%	0.92%	1.12	%(i)	1.12	%(i)	1.11	%(i)
Expenses before waivers and/or expense reimbursement	1.02	%(h)	1.03%	1.03%	1.13	%(i)	1.13	%(i)	1.12	%(i)
Net investment income (loss)	0.99	%(h)	1.16%	0.60%	1.12%		1.84%		1.75%
Portfolio turnover rate(j)	38%		192%	192%	150%		89%		84%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01%, 0.02% and 0.01% for the years ended December 31, 2020, 2019 and 2018, respectively.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 85.3%
AFFILIATED MUTUAL FUND — 13.9%
Fixed Income
AST T. Rowe Price Fixed Income Central Portfolio*	186,790,327	$1,959,430,532

(cost $1,871,291,833)(wd)
COMMON STOCKS — 53.8%
Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings, Inc.*	45,065	2,472,717
Boeing Co. (The)*(a)	63,067	13,317,228
BWX Technologies, Inc.	30,783	2,203,139
General Dynamics Corp.	29,774	6,405,876
Howmet Aerospace, Inc.	20,300	1,006,068
Huntington Ingalls Industries, Inc.	19,700	4,483,720
Kratos Defense & Security Solutions, Inc.*	115,735	1,659,640
L3Harris Technologies, Inc.	48,537	9,502,089
Melrose Industries PLC (United Kingdom)	1,874,584	12,078,115
Northrop Grumman Corp.	23,898	10,892,708
Raytheon Technologies Corp.(a)	136,776	13,398,577
Safran SA (France)	85,120	13,339,132
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	90,800	2,650,452
TransDigm Group, Inc.	14,284	12,772,324
Triumph Group, Inc.*	180,554	2,233,453

		108,415,238

Air Freight & Logistics — 0.1%
FedEx Corp.	37,838	9,380,040
GXO Logistics, Inc.*(a)	32,267	2,027,013

		11,407,053

Automobile Components — 0.4%
Aptiv PLC*(a)	69,160	7,060,544
Autoliv, Inc. (Sweden)(a)	18,182	1,546,197
Autoliv, Inc. (Sweden), SDR(a)	100,902	8,584,859
Denso Corp. (Japan)	182,800	12,330,250
Dowlais Group PLC (United Kingdom)*	2,006,966	3,237,035
Gentherm, Inc.*	28,056	1,585,445
LCI Industries(a)	17,149	2,166,948
Magna International, Inc. (Canada)(a)	283,296	15,989,226
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	19,468	747,961
Stanley Electric Co. Ltd. (Japan)	237,500	4,813,214
Stoneridge, Inc.*	78,533	1,480,347
Visteon Corp.*(a)	11,852	1,702,066

		61,244,092

Automobiles — 0.8%
Honda Motor Co. Ltd. (Japan)	146,300	4,431,992
Rivian Automotive, Inc. (Class A Stock)*(a)	64,543	1,075,286
Suzuki Motor Corp. (Japan)	207,100	7,510,026
Tesla, Inc.*	306,885	80,333,287
Toyota Motor Corp. (Japan)	1,252,200	20,125,470

		113,476,061

Banks — 2.4%
ANZ Group Holdings Ltd. (Australia)	464,827	7,358,113

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Bancorp, Inc. (The)*	52,976	$1,729,666
Bank of America Corp.	710,407	20,381,577
BankUnited, Inc.	98,105	2,114,163
BNP Paribas SA (France)	177,772	11,218,472
Capitol Federal Financial, Inc.	299,049	1,845,132
Citigroup, Inc.	214,885	9,893,305
DBS Group Holdings Ltd. (Singapore)	370,062	8,641,977
Dime Community Bancshares, Inc.	45,394	800,296
DNB Bank ASA (Norway)	1,029,029	19,243,572
East West Bancorp, Inc.	35,312	1,864,121
Erste Group Bank AG (Austria)	137,380	4,818,998
Fifth Third Bancorp	347,272	9,101,999
First BanCorp. (Puerto Rico)	151,176	1,847,371
Home BancShares, Inc.(a)	105,333	2,401,592
Huntington Bancshares, Inc.(a)	615,955	6,639,995
ING Groep NV (Netherlands)	1,569,776	21,163,088
Intesa Sanpaolo SpA (Italy)	1,741,041	4,564,574
JPMorgan Chase & Co.	345,400	50,234,976
Lloyds Banking Group PLC (United Kingdom)	15,875,143	8,800,364
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,831,000	13,496,436
National Bank Holdings Corp. (Class A Stock)	60,918	1,769,059
National Bank of Canada (Canada)	227,081	16,918,584
OFG Bancorp (Puerto Rico)	80,037	2,087,365
Pacific Premier Bancorp, Inc.(a)	85,292	1,763,839
Pinnacle Financial Partners, Inc.	41,243	2,336,416
Popular, Inc. (Puerto Rico)(a)	50,100	3,032,052
Regions Financial Corp.	65,200	1,161,864
Seacoast Banking Corp. of Florida	90,708	2,004,647
Standard Chartered PLC (United Kingdom)	759,912	6,611,305
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	160,681	5,700,252
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,268,557	10,620,678
Truist Financial Corp.	54,000	1,638,900
U.S. Bancorp(a)	395,049	13,052,419
United Overseas Bank Ltd. (Singapore)	667,300	13,847,315
Webster Financial Corp.	73,638	2,779,835
Wells Fargo & Co.	745,497	31,817,812
Westamerica BanCorp	46,333	1,774,554
Western Alliance Bancorp	93,957	3,426,612
WSFS Financial Corp.	60,557	2,284,210

		332,787,505

Beverages — 0.9%
Boston Beer Co., Inc. (The) (Class A Stock)*	2,962	913,599
Coca-Cola Co. (The)	514,810	31,001,858
Constellation Brands, Inc. (Class A Stock)	60,561	14,905,879
Diageo PLC (United Kingdom)	382,544	16,445,951
Heineken NV (Netherlands)	141,884	14,590,870
Keurig Dr. Pepper, Inc.	293,349	9,173,023
Kirin Holdings Co. Ltd. (Japan)(a)	347,000	5,067,132
Monster Beverage Corp.*	176,766	10,153,439

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
PepsiCo, Inc.	154,405	$28,598,894

		130,850,645

Biotechnology — 1.0%
AbbVie, Inc.	245,195	33,035,122
ACADIA Pharmaceuticals, Inc.*(a)	71,210	1,705,480
Agios Pharmaceuticals, Inc.*(a)	47,820	1,354,262
Akero Therapeutics, Inc.*	10,747	501,777
Alkermes PLC*(a)	23,757	743,594
Alnylam Pharmaceuticals, Inc.*	18,281	3,472,293
Amgen, Inc.	53,019	11,771,278
Apellis Pharmaceuticals, Inc.*	46,162	4,205,358
Biogen, Inc.*	19,542	5,566,539
BioMarin Pharmaceutical, Inc.*	19,594	1,698,408
Blueprint Medicines Corp.*(a)	23,431	1,480,839
Cerevel Therapeutics Holdings, Inc.*(a)	25,338	805,495
Denali Therapeutics, Inc.*(a)	24,008	708,476
Exact Sciences Corp.*	22,956	2,155,568
Exelixis, Inc.*	37,605	718,632
Genmab A/S (Denmark)*	12,858	4,872,638
Gilead Sciences, Inc.	100,741	7,764,109
Horizon Therapeutics PLC*	23,208	2,386,943
IGM Biosciences, Inc.*(a)	70,074	646,783
Insmed, Inc.*(a)	113,956	2,404,472
Intellia Therapeutics, Inc.*(a)	21,376	871,713
Ionis Pharmaceuticals, Inc.*	41,334	1,695,934
Karuna Therapeutics, Inc.*	13,492	2,925,740
Kymera Therapeutics, Inc.*(a)	32,396	744,784
Moderna, Inc.*	20,680	2,512,620
Neurocrine Biosciences, Inc.*	34,259	3,230,624
Prothena Corp. PLC (Ireland)*	17,799	1,215,316
RAPT Therapeutics, Inc.*	20,144	376,693
Regeneron Pharmaceuticals, Inc.*	19,092	13,718,366
Relay Therapeutics, Inc.*	71,981	904,081
Replimune Group, Inc.*	59,181	1,374,183
REVOLUTION Medicines, Inc.*	36,348	972,309
Rocket Pharmaceuticals, Inc.*(a)	41,379	822,201
Scholar Rock Holding Corp.*(a)	138,560	1,044,742
Seagen, Inc.*	16,982	3,268,356
Ultragenyx Pharmaceutical, Inc.*	28,251	1,303,219
Vertex Pharmaceuticals, Inc.*	51,628	18,168,409
Xencor, Inc.*(a)	42,735	1,067,093

		144,214,449

Broadline Retail — 1.2%
Alibaba Group Holding Ltd. (China), ADR*	29,346	2,445,989
Amazon.com, Inc.*	1,144,639	149,215,140
Kohl’s Corp.(a)	90,701	2,090,658
Next PLC (United Kingdom)	111,782	9,801,737
Ollie’s Bargain Outlet Holdings, Inc.*	22,181	1,284,945

		164,838,469

Building Products — 0.2%
Armstrong World Industries, Inc.	43,854	3,221,515
Builders FirstSource, Inc.*(a)	8,755	1,190,680
Carlisle Cos., Inc.	6,500	1,667,445
Carrier Global Corp.(a)	206,333	10,256,814

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Gibraltar Industries, Inc.*	51,022	$3,210,304
Insteel Industries, Inc.	70,084	2,181,014
Johnson Controls International PLC	57,173	3,895,768
Trane Technologies PLC	16,572	3,169,561
Trex Co., Inc.*	24,145	1,582,946

		30,376,047

Capital Markets — 1.3%
Ares Management Corp. (Class A Stock)(a)	112,864	10,874,446
Bank of New York Mellon Corp. (The)	149,700	6,664,644
BlackRock, Inc.	9,000	6,220,260
Blackstone, Inc.	70,180	6,524,635
Blue Owl Capital, Inc.	116,309	1,355,000
Bridgepoint Group PLC (United Kingdom), 144A	1,478,543	3,804,246
Brookfield Corp. (Canada)	247,200	8,322,416
Cboe Global Markets, Inc.	40,276	5,558,491
Charles Schwab Corp. (The)	303,061	17,177,497
CME Group, Inc.	40,536	7,510,915
Coinbase Global, Inc. (Class A Stock)*(a)	18,247	1,305,573
Goldman Sachs Group, Inc. (The)	30,488	9,833,600
Intercontinental Exchange, Inc.	107,538	12,160,397
Julius Baer Group Ltd. (Switzerland)	155,685	9,824,897
KKR & Co., Inc.	55,264	3,094,784
Lazard Ltd. (Class A Stock)(a)	68,664	2,197,248
LPL Financial Holdings, Inc.	14,774	3,212,311
Macquarie Group Ltd. (Australia)	72,117	8,581,047
MarketAxess Holdings, Inc.(a)	9,900	2,588,058
Moody’s Corp.	28,835	10,026,506
Morgan Stanley	202,613	17,303,150
MSCI, Inc.	10,015	4,699,939
Open Lending Corp.*	117,647	1,236,470
S&P Global, Inc.	37,178	14,904,288
Tradeweb Markets, Inc. (Class A Stock)	28,367	1,942,572
Virtus Investment Partners, Inc.	15,329	3,027,018
XP, Inc. (Brazil) (Class A Stock)*(a)	188,975	4,433,353

		184,383,761

Chemicals — 1.1%
Air Liquide SA (France)	85,403	15,315,754
Air Products & Chemicals, Inc.	10,602	3,175,617
Akzo Nobel NV (Netherlands)	139,380	11,394,759
Asahi Kasei Corp. (Japan)	881,200	5,966,670
Axalta Coating Systems Ltd.*	36,671	1,203,175
BASF SE (Germany)	178,014	8,648,492
CF Industries Holdings, Inc.	96,304	6,685,424
Covestro AG (Germany), 144A*	196,022	10,199,552
Element Solutions, Inc.	126,170	2,422,464
FMC Corp.	29,958	3,125,818
Johnson Matthey PLC (United Kingdom)	327,865	7,278,507
Linde PLC	103,232	39,339,651
Minerals Technologies, Inc.	40,828	2,355,367
Nutrien Ltd. (Canada)(a)	66,816	3,945,485
Quaker Chemical Corp.(a)	7,022	1,368,588
RPM International, Inc.(a)	103,825	9,316,217
Scotts Miracle-Gro Co. (The)(a)	36,227	2,271,071

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The)	46,325	$12,300,214
Tosoh Corp. (Japan)	80,400	950,982
Umicore SA (Belgium)	263,709	7,373,097
Westlake Corp.	6,401	764,727

		155,401,631

Commercial Services & Supplies — 0.2%
Cintas Corp.	9,966	4,953,899
Copart, Inc.*	49,587	4,522,830
HNI Corp.	83,434	2,351,170
MSA Safety, Inc.	11,084	1,928,173
OPENLANE, Inc.*(a)	98,949	1,506,004
Republic Services, Inc.	30,000	4,595,100
Stericycle, Inc.*	44,193	2,052,323
Waste Connections, Inc.	65,146	9,311,318

		31,220,817

Communications Equipment — 0.2%
Arista Networks, Inc.*	42,334	6,860,648
Ciena Corp.*	17,073	725,432
Cisco Systems, Inc.	127,804	6,612,579
Harmonic, Inc.*	109,210	1,765,926
Lumentum Holdings, Inc.*(a)	25,065	1,421,937
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,964,536	10,673,907

		28,060,429

Construction & Engineering — 0.1%
Quanta Services, Inc.	4,437	871,649
Valmont Industries, Inc.	10,301	2,998,106
WillScot Mobile Mini Holdings Corp.*	109,310	5,223,925
Worley Ltd. (Australia)	971,806	10,261,589

		19,355,269

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	1,395	644,058
Summit Materials, Inc. (Class A Stock)*	62,847	2,378,759
Vulcan Materials Co.	39,933	9,002,495

		12,025,312

Consumer Finance — 0.2%
Ally Financial, Inc.	31,770	858,107
American Express Co.	71,666	12,484,217
Capital One Financial Corp.	22,225	2,430,748
Discover Financial Services	23,800	2,781,030
OneMain Holdings, Inc.	62,788	2,743,208
PRA Group, Inc.*	35,228	804,960
SLM Corp.	71,262	1,162,996

		23,265,266

Consumer Staples Distribution & Retail — 0.8%
BJ’s Wholesale Club Holdings, Inc.*	36,502	2,299,991
Casey’s General Stores, Inc.(a)	11,067	2,699,020
Costco Wholesale Corp.	55,595	29,931,236
Dollar General Corp.	44,351	7,529,913
Dollar Tree, Inc.*	39,481	5,665,524
Seven & i Holdings Co. Ltd. (Japan)	370,900	16,023,681
Sprouts Farmers Market, Inc.*(a)	59,834	2,197,703

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Sysco Corp.	79,916	$5,929,767
Walmart, Inc.	207,894	32,676,779
Welcia Holdings Co. Ltd. (Japan)	153,900	3,205,609

		108,159,223

Containers & Packaging — 0.2%
Amcor PLC, CDI	327,661	3,251,910
Avery Dennison Corp.	28,551	4,905,062
Ball Corp.	126,081	7,339,175
Graphic Packaging Holding Co.(a)	119,976	2,883,023
Myers Industries, Inc.(a)	140,479	2,729,507
Packaging Corp. of America	23,441	3,097,963
Sealed Air Corp.(a)	61,596	2,463,840
Westrock Co.	96,933	2,817,842

		29,488,322

Distributors — 0.0%
Genuine Parts Co.	19,400	3,283,062

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	46,873	4,333,409
Duolingo, Inc.*	6,672	953,696
Service Corp. International(a)	21,174	1,367,628
Strategic Education, Inc.	21,775	1,477,216

		8,131,949

Diversified REITs — 0.0%
Tokyu REIT, Inc. (Japan)	310	414,196
WP Carey, Inc.(a)	25,363	1,713,524

		2,127,720

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	171,100	2,729,045
Cellnex Telecom SA (Spain), 144A	22,055	891,105
GCI Liberty, Inc. (Class A Stock)*^	51,000	5
KT Corp. (South Korea)	266,888	6,041,514
Liberty Global PLC (United Kingdom) (Class C Stock)*	108,321	1,924,864
Nippon Telegraph & Telephone Corp. (Japan)	23,655,000	27,991,110
Verizon Communications, Inc.	322,526	11,994,742

		51,572,385

Electric Utilities — 0.6%
Evergy, Inc.	137,563	8,036,430
FirstEnergy Corp.	270,521	10,517,857
Iberdrola SA (Spain)	25,475	332,673
IDACORP, Inc.	16,028	1,644,473
MGE Energy, Inc.	16,868	1,334,428
NextEra Energy, Inc.	167,224	12,408,021
OGE Energy Corp.	45,765	1,643,421
PG&E Corp.*	1,162,018	20,079,671
Southern Co. (The)	334,653	23,509,373
Xcel Energy, Inc.	23,801	1,479,708

		80,986,055

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	492,902	19,391,184
AMETEK, Inc.	59,584	9,645,458

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Emerson Electric Co.	20,800	$1,880,112
Hubbell, Inc.	21,071	6,986,301
Legrand SA (France)	141,261	14,013,635
Mitsubishi Electric Corp. (Japan)	1,151,200	16,274,338
Plug Power, Inc.*(a)	78,134	811,812
Prysmian SpA (Italy)	385,451	16,120,982
Rockwell Automation, Inc.	11,901	3,920,784
Schneider Electric SE	5,122	930,548
Sensata Technologies Holding PLC(a)	57,040	2,566,230
Shoals Technologies Group, Inc. (Class A Stock)*	72,795	1,860,640
Sunrun, Inc.*(a)	62,380	1,114,107
Thermon Group Holdings, Inc.*	86,306	2,295,740

		97,811,871

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	5,347	454,228
Belden, Inc.	40,280	3,852,782
Cognex Corp.	48,063	2,692,489
Coherent Corp.*(a)	54,838	2,795,641
Hamamatsu Photonics KK (Japan)	167,900	8,242,780
Largan Precision Co. Ltd. (Taiwan)	40,000	2,743,902
Littelfuse, Inc.	11,179	3,256,555
Murata Manufacturing Co. Ltd. (Japan)	180,400	10,362,343
National Instruments Corp.	42,438	2,435,941
Omron Corp. (Japan)	96,300	5,912,992
Teledyne Technologies, Inc.*(a)	22,556	9,272,997
Trimble, Inc.*	105,215	5,570,082

		57,592,732

Energy Equipment & Services — 0.2%
Baker Hughes Co.(a)	43,836	1,385,656
Cactus, Inc. (Class A Stock)	11,766	497,937
ChampionX Corp.	31,841	988,345
Halliburton Co.	111,335	3,672,942
Noble Corp. PLC*	14,704	607,422
NOV, Inc.	46,137	740,037
Schlumberger NV	291,789	14,332,676
TechnipFMC PLC (United Kingdom)*(a)	404,939	6,730,086
Tidewater, Inc.*	71,995	3,991,403

		32,946,504

Entertainment — 0.6%
Activision Blizzard, Inc.*	109,922	9,266,425
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	38,563	169,677
Endeavor Group Holdings, Inc. (Class A Stock)*	70,111	1,677,055
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	53,931	4,059,926
Madison Square Garden Sports Corp.	6,102	1,147,481
Netflix, Inc.*	84,144	37,064,591
ROBLOX Corp. (Class A Stock)*	39,548	1,593,784
Sphere Entertainment Co.*	30,155	825,945
Walt Disney Co. (The)*	229,677	20,505,563
Warner Music Group Corp. (Class A Stock)(a)	56,435	1,472,389

		77,782,836

	Shares	Value

COMMON STOCKS (continued)
Financial Services — 2.1%
Adyen NV (Netherlands), 144A*	2,565	$4,441,728
Affirm Holdings, Inc.*(a)	37,675	577,558
Apollo Global Management, Inc.(a)	146,189	11,228,777
Berkshire Hathaway, Inc. (Class B Stock)*	172,356	58,773,396
Block, Inc.*	52,292	3,481,078
Challenger Ltd. (Australia)	757,983	3,281,810
Corebridge Financial, Inc.(a)	713,136	12,593,982
Element Fleet Management Corp. (Canada)	1,022,884	15,581,656
Equitable Holdings, Inc.	459,342	12,475,729
Euronet Worldwide, Inc.*(a)	18,131	2,128,035
Fiserv, Inc.*	163,878	20,673,210
FleetCor Technologies, Inc.*(a)	76,456	19,196,573
Global Payments, Inc.	139,059	13,700,093
Housing Development Finance Corp. Ltd. (India)	268,421	9,260,601
Mastercard, Inc. (Class A Stock)	110,318	43,388,069
Mitsubishi HC Capital, Inc. (Japan)	832,000	4,939,923
Payoneer Global, Inc.*	253,418	1,218,941
PennyMac Financial Services, Inc	31,672	2,226,858
Toast, Inc. (Class A Stock)*(a)	31,964	721,427
Visa, Inc. (Class A Stock)(a)	229,933	54,604,489
Voya Financial, Inc.	18,126	1,299,815
WEX, Inc.*	9,217	1,678,139

		297,471,887

Food Products — 0.8%
Bakkafrost P/F (Faroe Islands)	14,327	857,064
Barry Callebaut AG (Switzerland)	3,858	7,453,966
Darling Ingredients, Inc.*	112,053	7,147,861
Flowers Foods, Inc.	58,625	1,458,590
Freshpet, Inc.*(a)	15,075	992,086
Kraft Heinz Co. (The)(a)	30,038	1,066,349
Minerva SA (Brazil)	300,247	660,290
Mondelez International, Inc. (Class A Stock)	252,057	18,385,037
Mriya Recovery Certificates (Ukraine)^	1,359,527	14,835
Nestle SA.	435,305	52,363,538
Post Holdings, Inc.*	29,196	2,529,833
TreeHouse Foods, Inc.*	26,486	1,334,365
Tyson Foods, Inc. (Class A Stock)	36,100	1,842,544
Wilmar International Ltd. (China)	3,965,700	11,172,225

		107,278,583

Gas Utilities — 0.1%
Beijing Enterprises Holdings Ltd. (China)	913,500	3,314,253
Chesapeake Utilities Corp.	6,248	743,512
National Fuel Gas Co.(a)	24,252	1,245,583
ONE Gas, Inc.	16,158	1,241,096
Southwest Gas Holdings, Inc	19,229	1,223,926

		7,768,370

Ground Transportation — 0.6%
Canadian Pacific Kansas City Ltd. (Canada)(a)	24,602	1,987,103
Central Japan Railway Co. (Japan)	48,900	6,126,750

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation (cont’d.)
CSX Corp.	34,528	$1,177,405
J.B. Hunt Transport Services, Inc.	43,238	7,827,375
Norfolk Southern Corp.	41,889	9,498,750
Old Dominion Freight Line, Inc.	39,824	14,724,924
Ryder System, Inc.	30,489	2,585,162
Saia, Inc.*	36,843	12,615,412
Uber Technologies, Inc.*	232,441	10,034,478
Union Pacific Corp.	78,205	16,002,307

		82,579,666

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	131,405	14,325,773
Alcon, Inc. (Switzerland)	94,344	7,827,003
Atrion Corp.(a)	2,032	1,149,502
Avanos Medical, Inc.*	53,010	1,354,936
Baxter International, Inc.	205,515	9,363,263
Becton, Dickinson & Co.(a)	52,470	13,852,605
Boston Scientific Corp.*	72,785	3,936,941
DENTSPLY SIRONA, Inc.(a)	90,000	3,601,800
Dexcom, Inc.*(a)	88,920	11,427,109
Elekta AB (Sweden) (Class B Stock)	822,805	6,365,450
Envista Holdings Corp.*	26,105	883,393
EssilorLuxottica SA (France)	57,664	10,873,718
ICU Medical, Inc.*(a)	7,308	1,302,213
Inari Medical, Inc.*(a)	39,171	2,277,402
Inspire Medical Systems, Inc.*	3,185	1,033,978
Intuitive Surgical, Inc.*	68,468	23,411,948
iRhythm Technologies, Inc.*	9,365	976,957
Koninklijke Philips NV (Netherlands)*	472,648	10,241,176
Medtronic PLC.	218,043	19,209,588
Nevro Corp.*	19,597	498,156
Novocure Ltd.*(a)	14,984	621,836
Penumbra, Inc.*	14,670	5,047,360
PROCEPT BioRobotics Corp.*(a)	22,903	809,621
QuidelOrtho Corp.*	8,376	694,035
Shockwave Medical, Inc.*	8,643	2,466,799
Siemens Healthineers AG (Germany), 144A.	266,656	15,112,820
STERIS PLC(a)	30,383	6,835,567
Stryker Corp.	56,319	17,182,364
Teleflex, Inc.	33,600	8,132,208
Zimmer Biomet Holdings, Inc.	77,206	11,241,194

		212,056,715

Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.*(a)	15,602	1,242,543
Amedisys, Inc.*	16,653	1,522,750
AmerisourceBergen Corp.	35,116	6,757,372
Cigna Group (The)	59,363	16,657,258
Elevance Health, Inc.	49,820	22,134,528
Fresenius SE & Co. KGaA (Germany)	327,198	9,075,414
Guardant Health, Inc.*	36,327	1,300,507
HCA Healthcare, Inc.	13,608	4,129,756
Humana, Inc.	26,011	11,630,298
McKesson Corp.	30,170	12,891,943
Molina Healthcare, Inc.*	23,382	7,043,594
Patterson Cos., Inc.	24,000	798,240
Pennant Group, Inc. (The)*	89,675	1,101,209
Select Medical Holdings Corp.	130,792	4,167,033

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
U.S. Physical Therapy, Inc.	21,172	$2,570,069
UnitedHealth Group, Inc.	123,050	59,142,752

		162,165,266

Health Care REITs — 0.2%
Healthcare Realty Trust, Inc.	217,500	4,102,050
Ventas, Inc.	72,670	3,435,111
Welltower, Inc.	178,658	14,451,645

		21,988,806

Health Care Technology — 0.0%
Phreesia, Inc.*	19,984	619,704
Veeva Systems, Inc. (Class A Stock)*	23,068	4,561,235

		5,180,939

Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	246,542	3,725,249
Hoshino Resorts REIT, Inc. (Japan)	155	665,091
Host Hotels & Resorts, Inc.	56,349	948,354
Invincible Investment Corp. (Japan)	2,482	986,645
Pebblebrook Hotel Trust(a)	98,154	1,368,267

		7,693,606

Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc. (Class A Stock)*	42,413	5,435,650
Amadeus IT Group SA (Spain)*	129,088	9,830,101
Aramark(a)	30,424	1,309,753
Booking Holdings, Inc.*	5,320	14,365,756
Chipotle Mexican Grill, Inc.*	7,066	15,114,174
Choice Hotels International, Inc.(a)	11,468	1,347,719
Compass Group PLC (United Kingdom)	646,514	18,104,429
DoorDash, Inc. (Class A Stock)*	37,500	2,865,750
DraftKings, Inc. (Class A Stock)*(a)	87,341	2,320,650
H World Group Ltd. (China)*	147,200	570,454
Hilton Worldwide Holdings, Inc.	74,634	10,862,979
InterContinental Hotels Group PLC (United Kingdom)	11,555	798,757
Jack in the Box, Inc.	22,938	2,237,143
Kyoritsu Maintenance Co. Ltd. (Japan)	8,400	319,367
Las Vegas Sands Corp.*	174,988	10,149,304
Marriott International, Inc. (Class A Stock)	23,302	4,280,344
Marriott Vacations Worldwide Corp.(a)	12,180	1,494,730
McDonald’s Corp.	105,587	31,508,217
Papa John’s International, Inc.(a)	14,251	1,052,151
Planet Fitness, Inc. (Class A Stock)*(a)	20,610	1,389,938
Red Robin Gourmet Burgers, Inc.*(a)	144,044	1,992,129
Royal Caribbean Cruises Ltd.*	65,705	6,816,237
Starbucks Corp.(a)	127,750	12,654,915
Vail Resorts, Inc.	6,997	1,761,565
Wendy’s Co. (The)	52,902	1,150,619
Wingstop, Inc.	4,749	950,560
Wynn Resorts Ltd	51,956	5,487,073

		166,170,464

Household Durables — 0.3%
Cavco Industries, Inc.*	2,599	766,705

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Meritage Homes Corp.	29,054	$4,133,513
NVR, Inc.*	1,272	8,077,989
Panasonic Holdings Corp. (Japan)	937,100	11,490,656
Persimmon PLC (United Kingdom)	387,386	5,047,526
Sony Group Corp. (Japan)	186,400	16,826,367
Tempur Sealy International, Inc.(a)	53,220	2,132,525

		48,475,281

Household Products — 0.4%
Colgate-Palmolive Co.	128,336	9,887,005
Kimberly-Clark Corp.	14,885	2,055,023
Procter & Gamble Co. (The)	312,201	47,373,380

		59,315,408

Independent Power & Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd. (Japan)	358,800	5,281,439
Vistra Corp.	61,388	1,611,435

		6,892,874

Industrial Conglomerates — 0.8%
3M Co.(a)	40,400	4,043,636
DCC PLC (United Kingdom)	126,169	7,058,092
General Electric Co.	310,740	34,134,789
Honeywell International, Inc.	120,101	24,920,957
Siemens AG (Germany)	263,964	44,003,026

		114,160,500

Industrial REITs — 0.4%
EastGroup Properties, Inc.	27,599	4,791,186
Goodman Group (Australia)	154,067	2,071,098
Granite Real Estate Investment Trust (Canada)	18,571	1,098,770
Industrial & Infrastructure Fund Investment Corp. (Japan)	709	746,384
Mitsui Fudosan Logistics Park, Inc. (Japan)	339	1,177,366
Prologis, Inc.	238,970	29,304,891
Rexford Industrial Realty, Inc.	272,570	14,233,606
Segro PLC (United Kingdom)	96,303	878,266
Terreno Realty Corp.	113,240	6,805,724
Warehouses De Pauw CVA (Belgium)	37,483	1,029,382

		62,136,673

Insurance — 1.8%
AIA Group Ltd. (Hong Kong)	749,200	7,609,250
American International Group, Inc.	349,015	20,082,323
AXA SA (France)	864,903	25,559,022
Axis Capital Holdings Ltd.	62,320	3,354,686
Chubb Ltd.	122,152	23,521,589
CNA Financial Corp.	31,040	1,198,765
Definity Financial Corp. (Canada)(a)	129,878	3,446,093
Fidelity National Financial, Inc.	32,487	1,169,532
First American Financial Corp.	25,544	1,456,519
Hanover Insurance Group, Inc. (The)	14,209	1,606,043
Hartford Financial Services Group, Inc. (The)	234,311	16,875,078
Kemper Corp.	50,974	2,460,005

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Markel Group, Inc.*(a)	804	$1,112,077
Marsh & McLennan Cos., Inc.	53,470	10,056,638
MetLife, Inc.	285,441	16,135,980
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	74,962	28,141,682
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	5,872,000	6,538,220
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	571,500	3,650,123
RenaissanceRe Holdings Ltd. (Bermuda)	63,715	11,884,122
Sampo OYJ (Finland) (Class A Stock)	309,303	13,891,554
Selective Insurance Group, Inc.	20,480	1,965,056
Storebrand ASA (Norway)	1,177,162	9,181,261
Sun Life Financial, Inc. (Canada)	298,851	15,579,279
Tokio Marine Holdings, Inc. (Japan)	672,900	15,512,746
Zurich Insurance Group AG (Switzerland)	37,117	17,656,134

		259,643,777

Interactive Media & Services — 2.0%
Alphabet, Inc. (Class A Stock)*	586,040	70,148,988
Alphabet, Inc. (Class C Stock)*	847,943	102,575,665
IAC, Inc.*	30,332	1,904,850
Meta Platforms, Inc. (Class A Stock)*	300,127	86,130,446
NAVER Corp. (South Korea)	30,382	4,253,021
Pinterest, Inc. (Class A Stock)*	110,238	3,013,907
Snap, Inc. (Class A Stock)*	109,761	1,299,570
Tencent Holdings Ltd. (China)	71,700	3,040,165
Z Holdings Corp. (Japan)	1,772,500	4,271,884
ZoomInfo Technologies, Inc.*(a)	52,575	1,334,879

		277,973,375

IT Services — 0.5%
Accenture PLC (Class A Stock)	141,442	43,646,172
Cloudflare, Inc. (Class A Stock)*	16,668	1,089,587
Cognizant Technology Solutions Corp. (Class A Stock)	40,278	2,629,348
GoDaddy, Inc. (Class A Stock)*	22,290	1,674,648
MongoDB, Inc.*	14,401	5,918,667
NTT Data Group Corp. (Japan)	982,000	13,768,528
Okta, Inc.*	15,089	1,046,422
Snowflake, Inc. (Class A Stock)*(a)	32,754	5,764,049
Twilio, Inc. (Class A Stock)*(a)	20,470	1,302,301

		76,839,722

Leisure Products — 0.0%
Mattel, Inc.*	113,440	2,216,617
Peloton Interactive, Inc. (Class A Stock)*	128,688	989,611

		3,206,228

Life Sciences Tools & Services — 0.6%
Adaptive Biotechnologies Corp.*(a)	266,929	1,791,094
Agilent Technologies, Inc.	91,826	11,042,076
Avantor, Inc.*	306,654	6,298,673
Bruker Corp.	19,126	1,413,794

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Charles River Laboratories
International, Inc.*	16,380	$3,443,895
Danaher Corp.	70,192	16,846,080
Evotec SE (Germany)*	182,974	4,121,766
ICON PLC*(a)	8,600	2,151,720
Illumina, Inc.*(a)	19,771	3,706,865
IQVIA Holdings, Inc.*	13,484	3,030,799
Repligen Corp.*(a)	11,967	1,692,852
Thermo Fisher Scientific, Inc.	59,411	30,997,689
West Pharmaceutical Services, Inc.(a)	7,991	3,056,318

		89,593,621

Machinery — 0.8%
Alamo Group, Inc.	11,226	2,064,574
Caterpillar, Inc.	23,000	5,659,150
Chart Industries, Inc.*(a)	7,808	1,247,640
Cummins, Inc.(a)	79,713	19,542,439
Epiroc AB (Sweden) (Class A Stock)	42,542	805,824
Epiroc AB (Sweden) (Class B Stock)	44,072	713,325
Esab Corp.	46,164	3,071,753
Helios Technologies, Inc.	31,649	2,091,682
Hillenbrand, Inc.	36,035	1,847,875
Ingersoll Rand, Inc.	172,061	11,245,907
KION Group AG (Germany)	149,823	6,039,469
Metso OYJ (Finland)	133,205	1,607,349
Middleby Corp. (The)*	24,588	3,634,844
Mueller Water Products, Inc. (Class A Stock)	226,404	3,674,537
Otis Worldwide Corp.	95,297	8,482,386
PACCAR, Inc.	69,822	5,840,610
RBC Bearings, Inc.*	9,581	2,083,580
Sandvik AB (Sweden)	149,198	2,912,971
SMC Corp. (Japan)	8,500	4,723,976
Stanley Black & Decker, Inc.(a)	154,569	14,484,661
THK Co. Ltd. (Japan)	182,700	3,760,478
Timken Co. (The)	15,010	1,373,865
Toro Co. (The)	23,073	2,345,371
Weir Group PLC (The) (United Kingdom)	40,579	905,953

		110,160,219

Media — 0.3%
Charter Communications, Inc. (Class A Stock)*	12,400	4,555,388
Comcast Corp. (Class A Stock)	155,152	6,446,566
CyberAgent, Inc. (Japan)	721,800	5,276,530
Liberty Broadband Corp. (Class C Stock)*	7,741	620,132
Nexstar Media Group, Inc.(a)	5,997	998,800
Scholastic Corp.	63,663	2,475,854
Trade Desk, Inc. (The) (Class A Stock)*(a)	74,386	5,744,087
WPP PLC (United Kingdom)	1,239,841	12,995,762

		39,113,119

Metals & Mining — 1.4%
Adriatic Metals PLC (Bosnia and Herzegowina), CDI*	370,999	790,046

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Agnico Eagle Mines Ltd. (Canada) (XLON)	75,793	$3,784,644
Agnico Eagle Mines Ltd. (Canada) (NYSE)(a)	19,975	998,351
Allkem Ltd. (Australia)*	51,208	550,693
Alpha Metallurgical Resources, Inc.(a)	8,826	1,450,641
Alrosa PJSC (Russia)*^	1,356,440	2
Anglo American Platinum Ltd. (South Africa)	18,815	850,504
Anglo American PLC (South Africa)	215,169	6,126,617
Antofagasta PLC (Chile)	568,232	10,567,104
ArcelorMittal SA (Luxembourg)	71,116	1,940,339
Barrick Gold Corp. (Canada)(a)	113,098	1,914,749
Bellevue Gold Ltd. (Australia)*	532,747	455,750
BHP Group Ltd. (Australia) (XASX)	618,054	18,579,916
BHP Group Ltd. (Australia) (XLON)	400,772	11,961,039
BlueScope Steel Ltd. (Australia)	47,782	657,615
Boliden AB (Sweden)	17,607	510,219
Calibre Mining Corp. (Canada)*	391,752	411,048
Capricorn Metals Ltd. (Australia)*	160,631	436,273
Carpenter Technology Corp.	44,451	2,495,035
Centamin PLC (Egypt)	463,149	537,369
Central Asia Metals PLC (United Kingdom)	356,712	815,656
Emerald Resources NL (Australia)*	787,147	1,078,590
Endeavour Mining PLC (Burkina Faso)	95,122	2,279,769
Eregli Demir ve Celik Fabrikalari TAS (Turkey)*	150,940	214,244
ERO Copper Corp. (Brazil)*	102,524	2,074,084
Filo Corp. (Canada)*	21,650	421,805
First Quantum Minerals Ltd. (Zambia)	133,066	3,147,981
Franco-Nevada Corp. (Canada)	45,451	6,477,904
Freeport-McMoRan, Inc.	143,615	5,744,600
Glencore PLC (Australia)	792,096	4,491,094
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	198,111	952,535
IGO Ltd. (Australia)	2,270,689	23,176,410
Impala Platinum Holdings Ltd. (South Africa)	65,493	436,315
Ivanhoe Electric, Inc./US*(a)	65,027	847,952
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	190,538	1,740,336
K92 Mining, Inc. (Canada)*	145,720	632,489
Karora Resources, Inc. (Canada)*	335,509	1,025,712
Kinross Gold Corp. (Canada)	65,553	312,688
Korea Zinc Co. Ltd. (South Korea)	930	345,434
MAG Silver Corp. (Canada)*	72,423	806,792
MMC Norilsk Nickel PJSC (Russia)*^	5,243	—
Newcrest Mining Ltd. (Australia)	170,985	3,050,101
Newmont Corp.(a)	219,402	9,359,689
Nippon Steel Corp. (Japan)	122,800	2,570,116
Norsk Hydro ASA (Norway)	457,607	2,727,915
Northam Platinum Holdings Ltd. (South Africa)*	128,266	853,770
Northern Star Resources Ltd. (Australia)	667,296	5,436,375
Nucor Corp.	32,849	5,386,579
Orla Mining Ltd. (Canada)*	156,116	655,222
Osisko Mining, Inc. (Canada) (XTSE)*	130,947	318,286

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Osisko Mining, Inc. (Canada) (OOTC)	230,428	$560,089
Pilbara Minerals Ltd. (Australia)	159,474	524,137
Polyus PJSC (Russia)*^	4,693	—
POSCO Holdings, Inc. (South Korea)	5,140	1,521,193
Red 5 Ltd. (Australia)*	4,018,595	514,929
Reliance Steel & Aluminum Co.	35,866	9,740,847
Rio Tinto Ltd. (Australia)	111,700	8,553,951
Rio Tinto PLC (Australia)	59,071	3,753,945
Royal Gold, Inc.(a)	3,456	396,680
Sibanye Stillwater Ltd. (South Africa)	217,602	335,614
Skeena Resources Ltd. (Canada)*	53,277	256,984
South32 Ltd. (Australia)	3,176,124	7,996,201
Southern Copper Corp. (Mexico)	29,916	2,146,174
Steel Dynamics, Inc.	60,091	6,545,713
Sumitomo Metal Mining Co. Ltd. (Japan)	24,900	803,827
Teck Resources Ltd. (Canada) (Class B Stock)	71,137	2,994,868
voestalpine AG (Austria)	27,925	1,003,521
Warrior Met Coal, Inc.	9,298	362,157
Wesdome Gold Mines Ltd. (Canada)*	380,945	1,984,163
Wheaton Precious Metals Corp. (Brazil)	24,724	1,069,212

		203,462,602

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Franklin BSP Realty Trust, Inc.	164,044	2,322,863
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	34,852	871,300
PennyMac Mortgage Investment Trust(a)	160,162	2,158,984

		5,353,147

Multi-Utilities — 0.6%
Ameren Corp.	106,932	8,733,136
CMS Energy Corp.(a)	148,854	8,745,173
Dominion Energy, Inc.	403,560	20,900,372
DTE Energy Co.	69,368	7,631,867
Engie SA (France)	1,255,997	20,916,016
National Grid PLC (United Kingdom)	883,801	11,717,763
NorthWestern Corp.	31,495	1,787,656
Sempra Energy	37,481	5,456,859
WEC Energy Group, Inc.	11,270	994,465

		86,883,307

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	26,869	3,049,363
Derwent London PLC (United Kingdom)	22,289	580,186
Douglas Emmett, Inc.(a)	241,407	3,034,486
Gecina SA (France)	12,595	1,343,616
Great Portland Estates PLC (United Kingdom)	977,984	5,172,393
Kilroy Realty Corp.	34,307	1,032,298
SL Green Realty Corp.(a)	11,194	336,380

		14,548,722

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 2.2%
BP PLC (United Kingdom), ADR	72,475	$2,557,643
Cameco Corp. (Canada)(a)	71,441	2,238,246
Canadian Natural Resources Ltd. (Canada)	31,446	1,767,955
Cheniere Energy, Inc.	37,109	5,653,927
Chesapeake Energy Corp.(a)	69,109	5,783,041
Chevron Corp.	240,328	37,815,611
Comstock Resources, Inc.	52,995	614,742
ConocoPhillips	281,656	29,182,378
EOG Resources, Inc.	134,372	15,377,532
EQT Corp.	107,003	4,401,033
Equinor ASA (Norway)	824,247	24,001,143
Equitrans Midstream Corp.	15,657	149,681
Exxon Mobil Corp.	592,738	63,571,150
Galp Energia SGPS SA (Portugal)	75,207	878,861
Hess Corp.	100,585	13,674,531
Kosmos Energy Ltd. (Ghana)*(a)	550,145	3,295,368
Magnolia Oil & Gas Corp. (Class A Stock)(a)	179,023	3,741,581
Marathon Petroleum Corp.(a)	103,843	12,108,094
NAC Kazatomprom JSC (Kazakhstan), GDR	56,267	1,511,107
OMV AG (Austria)	22,834	969,582
PDC Energy, Inc.	36,810	2,618,663
Pioneer Natural Resources Co.	37,371	7,742,524
Range Resources Corp.	123,594	3,633,664
Shell PLC (Netherlands)	133,924	3,995,179
Shell PLC (Netherlands), ADR	222,621	13,441,856
SM Energy Co.	77,284	2,444,493
Southwestern Energy Co.*	541,243	3,252,870
Suncor Energy, Inc. (Canada) (NYSE)(a)	90,296	2,647,479
Suncor Energy, Inc. (Canada) (XTSE)	78,593	2,305,434
Texas Pacific Land Corp.(a)	520	684,580
TotalEnergies SE (France)	512,700	29,431,355
Tourmaline Oil Corp. (Canada)	9,895	466,236
Valero Energy Corp.	44,279	5,193,927
Whitecap Resources, Inc. (Canada)	116,209	813,178
Williams Cos., Inc. (The)	90,899	2,966,034

		310,930,678

Paper & Forest Products — 0.1%
Stora Enso OYJ (Finland) (Class R Stock)	738,033	8,562,625
Suzano SA (Brazil)	79,222	732,459
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	42,347	540,559
West Fraser Timber Co. Ltd. (Canada) (XTSE)	3,602	309,450
West Fraser Timber Co. Ltd. (Canada) (NYSE)(a)	56,325	4,842,823

		14,987,916

Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	18,400	978,512
Allegiant Travel Co.*	21,860	2,760,481
Southwest Airlines Co.(a)	124,454	4,506,479

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Passenger Airlines (cont’d.)
United Airlines Holdings, Inc.*	53,400	$2,930,058

		11,175,530

Personal Care Products — 0.5%
elf Beauty, Inc.*	50,737	5,795,688
Estee Lauder Cos., Inc. (The) (Class A Stock)	42,894	8,423,524
Kenvue, Inc.*(a)	304,605	8,047,664
L’Oreal SA (France)	37,331	17,414,019
Unilever PLC (United Kingdom)	599,364	31,211,424

		70,892,319

Pharmaceuticals — 2.9%
Arvinas, Inc.*(a)	40,484	1,004,813
Astellas Pharma, Inc. (Japan)	1,183,700	17,628,228
AstraZeneca PLC (United Kingdom), ADR	467,282	33,443,373
Bayer AG (Germany)	275,948	15,275,121
Bristol-Myers Squibb Co.	53,649	3,430,854
DICE Therapeutics, Inc.*	33,857	1,572,996
Elanco Animal Health, Inc.*	207,010	2,082,521
Eli Lilly & Co.(a)	150,959	70,796,752
GSK PLC, ADR(a)	259,403	9,245,123
Johnson & Johnson	287,736	47,626,063
Merck & Co., Inc.	275,021	31,734,673
Novartis AG (Switzerland)	275,179	27,743,392
Novo Nordisk A/S (Denmark), ADR	57,301	9,273,021
Novo Nordisk A/S (Denmark) (Class B Stock)	115,561	18,667,706
Otsuka Holdings Co. Ltd. (Japan)	222,200	8,150,665
Pacira BioSciences, Inc.*	29,922	1,198,974
Pfizer, Inc.	356,028	13,059,107
Pliant Therapeutics, Inc.*(a)	36,766	666,200
Roche Holding AG	99,760	30,473,693
Royalty Pharma PLC (Class A Stock)	47,371	1,456,184
Sanofi	294,772	31,733,911
Ventyx Biosciences, Inc.*(a)	31,884	1,045,795
Viatris, Inc.	983,313	9,813,464
Zoetis, Inc.	90,953	15,663,016

		402,785,645

Professional Services — 0.4%
ALS Ltd. (Australia)	155,412	1,161,260
Booz Allen Hamilton Holding Corp.	45,476	5,075,122
Broadridge Financial Solutions, Inc.	33,796	5,597,631
Huron Consulting Group, Inc.*	28,288	2,401,934
Korn Ferry(a)	34,750	1,721,515
Paylocity Holding Corp.*	11,119	2,051,789
Recruit Holdings Co. Ltd. (Japan)	295,100	9,418,218
SS&C Technologies Holdings, Inc.	64,706	3,921,184
TechnoPro Holdings, Inc. (Japan)	345,200	7,509,590
Teleperformance (France)	41,155	6,903,923
TransUnion(a)	48,474	3,796,968
Verra Mobility Corp.*	62,371	1,229,956

		50,789,090

Real Estate Management & Development — 0.2%
CoStar Group, Inc.*	24,188	2,152,732

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Hongkong Land Holdings Ltd. (Hong Kong)	100,600	$393,371
Howard Hughes Corp. (The)*	9,682	764,103
Katitas Co. Ltd. (Japan)	54,900	950,519
Kerry Properties Ltd. (Hong Kong)	259,500	539,861
Kojamo OYJ (Finland)	42,947	403,705
Mitsui Fudosan Co. Ltd. (Japan)	778,700	15,520,590
Opendoor Technologies, Inc.*(a)	283,732	1,140,603
Shurgard Self Storage Ltd. (Belgium)	26,130	1,193,669
St. Joe Co. (The)(a)	24,917	1,204,488
StorageVault Canada, Inc. (Canada)	170,903	754,695
Sun Hung Kai Properties Ltd. (Hong Kong)	177,666	2,244,741
Tokyo Tatemono Co. Ltd. (Japan)	43,400	558,886
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	247,000	1,239,288

		29,061,251

Residential REITs — 0.4%
American Homes 4 Rent (Class A Stock)	253,832	8,998,344
Apartment Income REIT Corp.	8,767	316,401
AvalonBay Communities, Inc.	58,564	11,084,408
Camden Property Trust	24,485	2,665,682
Canadian Apartment Properties REIT (Canada)	33,984	1,304,719
Equity LifeStyle Properties, Inc.	208,051	13,916,531
Equity Residential	81,782	5,395,159
Essex Property Trust, Inc.	34,769	8,146,377
Sun Communities, Inc.	46,364	6,048,647
UNITE Group PLC (The) (United Kingdom)	54,436	603,008

		58,479,276

Retail REITs — 0.2%
Acadia Realty Trust	397,805	5,724,414
CapitaLand Integrated Commercial
Trust (Singapore)	1,193,600	1,691,497
Federal Realty Investment Trust	3,535	342,082
Kimco Realty Corp.	48,913	964,564
Nexus Select Trust (India)*	253,155	330,036
Regency Centers Corp.	87,683	5,416,179
Scentre Group (Australia)	5,678,122	10,041,833
Simon Property Group, Inc.	92,838	10,720,932

		35,231,537

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.*	182,004	20,732,076
Applied Materials, Inc.(a)	73,700	10,652,598
ASML Holding NV (Netherlands) (XAMS)	44,562	32,322,090
ASML Holding NV (Netherlands) (XNGS)	10,146	7,353,314
Broadcom, Inc.	90,130	78,181,466
Enphase Energy, Inc.*(a)	11,505	1,926,857
Entegris, Inc.	102,153	11,320,596
First Solar, Inc.*	7,640	1,452,288
Intel Corp.	311,900	10,429,936

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
KLA Corp.	36,400	$17,654,728
Lam Research Corp.	25,308	16,269,501
Lattice Semiconductor Corp.*(a)	79,342	7,622,386
MACOM Technology Solutions Holdings, Inc.*	31,680	2,075,990
Marvell Technology, Inc.	260,294	15,560,375
MKS Instruments, Inc.(a)	18,293	1,977,473
Monolithic Power Systems, Inc.(a)	14,773	7,980,818
NVIDIA Corp.	376,716	159,358,402
NXP Semiconductors NV (China)	95,881	19,624,923
ON Semiconductor Corp.*	111,985	10,591,541
Renesas Electronics Corp. (Japan)*	448,200	8,458,571
Semtech Corp.*	89,927	2,289,541
SolarEdge Technologies, Inc.*	15,671	4,216,283
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,880,749	34,743,703
Tokyo Electron Ltd. (Japan)	86,400	12,444,061

		495,239,517

Software — 4.4%
Adobe, Inc.*	65,362	31,961,364
Atlassian Corp. (Class A Stock)*(a)	29,259	4,909,953
BILL Holdings, Inc.*(a)	23,155	2,705,662
Black Knight, Inc.*	24,779	1,480,050
Cadence Design Systems, Inc.*	63,184	14,817,912
CommVault Systems, Inc.*	19,815	1,438,965
Confluent, Inc. (Class A Stock)*(a)	113,674	4,013,829
Crowdstrike Holdings, Inc. (Class A Stock)*	24,519	3,601,105
Datadog, Inc. (Class A Stock)*	35,003	3,443,595
Descartes Systems Group, Inc. (The) (Canada)*(a)	51,876	4,155,786
DocuSign, Inc.*	232,040	11,854,924
Dynatrace, Inc.*	51,239	2,637,271
Fair Isaac Corp.*	2,900	2,346,709
Five9, Inc.*	22,041	1,817,280
Fortinet, Inc.*	156,249	11,810,862
Gen Digital, Inc.(a)	447,536	8,301,793
HashiCorp, Inc. (Class A Stock)*	75,789	1,984,156
HubSpot, Inc.*	7,839	4,171,053
Informatica, Inc. (Class A Stock)*	24,103	445,905
Intuit, Inc.	56,245	25,770,897
Manhattan Associates, Inc.*	8,295	1,658,005
Microsoft Corp.	979,494	333,556,887
Palantir Technologies, Inc. (Class A Stock)*(a)	181,041	2,775,359
Procore Technologies, Inc.*(a)	46,355	3,016,320
Roper Technologies, Inc.	42,064	20,224,371
Salesforce, Inc.*	203,172	42,922,117
SAP SE (Germany)	145,694	19,902,879
ServiceNow, Inc.*	17,312	9,728,825
Splunk, Inc.*	20,325	2,156,279
SPS Commerce, Inc.*(a)	10,107	1,941,150
Synopsys, Inc.*	41,427	18,037,730
Unity Software, Inc.*(a)	10,268	445,837
VMware, Inc. (Class A Stock)*	17,820	2,560,556
Workday, Inc. (Class A Stock)*(a)	31,144	7,035,118
Workiva, Inc.*	10,200	1,036,932

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Zoom Video Communications, Inc. (Class A Stock)*	50,942	$3,457,943
Zscaler, Inc.*	26,997	3,949,661

		618,075,040

Specialized REITs — 0.7%
American Tower Corp	86,871	16,847,762
Big Yellow Group PLC (United Kingdom)	55,265	754,136
Crown Castle, Inc.	21,060	2,399,577
CubeSmart(a)	174,393	7,788,391
Equinix, Inc.	28,148	22,066,343
Extra Space Storage, Inc.(a)	36,111	5,375,122
Gaming & Leisure Properties, Inc.	38,952	1,887,614
Life Storage, Inc.	23,829	3,168,304
PotlatchDeltic Corp.(a)	75,754	4,003,599
Public Storage	53,423	15,593,105
Rayonier, Inc.	111,615	3,504,711
SBA Communications Corp.	59,966	13,897,720
Weyerhaeuser Co.	108,760	3,644,548

		100,930,932

Specialty Retail — 1.1%
AutoZone, Inc.*	4,139	10,320,017
Burlington Stores, Inc.*	61,757	9,719,934
Five Below, Inc.*	17,755	3,489,568
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	37,428	3,891,015
GameStop Corp. (Class A Stock)*(a)	29,260	709,555
Home Depot, Inc. (The)	137,009	42,560,476
Kingfisher PLC (United Kingdom)	4,400,124	12,968,219
Lowe’s Cos., Inc.(a)	48,760	11,005,132
Monro, Inc.(a)	40,737	1,655,144
Murphy USA, Inc.	10,628	3,306,477
O’Reilly Automotive, Inc.*	16,037	15,320,146
Ross Stores, Inc.	114,130	12,797,397
TJX Cos., Inc. (The)	129,032	10,940,623
Ulta Beauty, Inc.*	12,631	5,944,086
Williams-Sonoma, Inc.(a)	6,950	869,723
Zalando SE (Germany), 144A*	160,510	4,628,978

		150,126,490

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	1,891,160	366,828,305
Dell Technologies, Inc. (Class C Stock)	21,516	1,164,231
Pure Storage, Inc. (Class A Stock)*	422,862	15,569,779
Samsung Electronics Co. Ltd. (South Korea)	388,712	21,403,759
Super Micro Computer, Inc.*(a)	6,098	1,519,926
Western Digital Corp.*	125,466	4,758,925

		411,244,925

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.*	4,208	2,220,393
Dr. Martens PLC (United Kingdom)	1,061,494	1,652,805
Kering SA (France)	17,914	9,892,094
Lululemon Athletica, Inc.*	16,090	6,090,065
Moncler SpA (Italy)	172,977	11,967,892

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	212,393	$23,441,815
Samsonite International SA, 144A*	1,807,200	5,110,389
Steven Madden Ltd.	57,811	1,889,842

		62,265,295

Tobacco — 0.3%
Altria Group, Inc.	183,152	8,296,786
Philip Morris International, Inc.	290,870	28,394,729

		36,691,515

Trading Companies & Distributors — 0.5%
Air Lease Corp.	60,906	2,548,916
Ashtead Group PLC (United Kingdom)	194,022	13,451,720
Bunzl PLC (United Kingdom)	191,906	7,313,169
Ferguson PLC(a)	20,771	3,267,486
GMS, Inc.*	39,026	2,700,599
Mitsubishi Corp. (Japan)	261,900	12,662,055
Rush Enterprises, Inc. (Class A Stock)	56,432	3,427,680
SiteOne Landscape Supply, Inc.*	21,453	3,590,374
Sumitomo Corp. (Japan)	573,400	12,164,666
Toromont Industries Ltd. (Canada)	18,686	1,535,080
United Rentals, Inc.	3,146	1,401,134

		64,062,879

Water Utilities — 0.0%
California Water Service Group	34,652	1,789,083

Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.*	282,151	39,190,774
Vodafone Group PLC (United Kingdom), ADR	803,651	7,594,502

		46,785,276

TOTAL COMMON STOCKS
(cost $6,666,206,248)		7,600,861,774

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	89,183	11,079,086

Electric Utilities — 0.0%
American Electric Power Co., Inc., CVT, 6.125%, Maturing 08/15/23(a)	20,918	1,039,206
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25	28,000	1,268,120

		2,307,326

TOTAL PREFERRED STOCKS
(cost $9,596,698)		13,386,412

	Units
WARRANTS* — 0.0%
Metals & Mining
Osisko Mining, Inc. (Canada), expiring 08/28/24	115,214	1

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class D
1.800%	12/18/25	1,210	$1,157,914
Series 2021-01, Class C
0.890%	10/19/26	1,054	978,536
Series 2021-02, Class C
1.010%	01/19/27	1,825	1,667,537
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	685	627,546
Series 2023-01, Class C
5.190%	01/16/29	1,815	1,779,193
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	3,575	3,359,772
Drive Auto Receivables Trust,
Series 2021-01, Class D
1.450%	01/16/29	990	931,218
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	66	64,010
Exeter Automobile Receivables Trust,
Series 2021-02A, Class C
0.980%	06/15/26	638	624,307
Series 2021-04A, Class C
1.460%	10/15/27	1,655	1,583,777
Series 2022-03A, Class C
5.300%	09/15/27	1,470	1,438,897
Series 2023-01A, Class D
6.690%	06/15/29	250	249,028
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26	2,780	2,716,802
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	2,090	1,998,129
Series 2020-02, Class C, 144A
1.740%	04/15/33	1,610	1,454,007
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,425	1,233,602
Series 2022-C, Class C
5.220%	03/15/30	580	568,780
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,585	2,529,370
GM Financial Automobile Leasing Trust,
Series 2021-02, Class C
1.010%	05/20/25	135	132,234
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class A, 144A
0.680%	08/15/25	265	263,491
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	825	811,472
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	423	408,517

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2021-03, Class D
1.330%	09/15/27	1,750	$1,633,826
Series 2022-06, Class B
4.720%	06/15/27	2,400	2,347,762
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	610	599,990

			31,159,717

Collateralized Loan Obligations — 0.2%
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
6.440%(c)	07/20/34	1,755	1,733,015
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.400%(c)	01/15/35	3,940	3,895,437
Invesco CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.380%(c)	07/15/34	1,715	1,693,316
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.420%(c)	07/20/34	820	802,842
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-35A, Class A1R, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
6.240%(c)	04/20/32	3,070	3,045,020
Series 2019-37A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.330%(c)	07/15/33	2,075	2,043,506
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
6.300%(c)	04/15/34	2,335	2,291,785
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.390%(c)	07/17/35	1,065	1,048,747
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
6.370%(c)	07/20/29	1,375	1,370,574
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.270%(c)	07/17/29	1,199	1,190,926
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	07/15/34	1,465	1,444,968
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	01/15/35	1,830	1,813,805

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Symphony CLO Ltd. (Cayman Islands),
Series 2018-20A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
6.910%(c)	01/16/32	2,270	$2,222,877

			24,596,818

Equipment — 0.0%
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	375	369,474
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	875	759,011

			1,128,485

Other — 0.1%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2023-01A, Class A2, 144A
7.824%	03/05/53	1,090	1,072,391
Driven Brands Funding LLC,
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	1,202	1,032,779
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	1,418	1,164,468
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	603	480,227
Hilton Grand Vacations Trust,
Series 2017-AA, Class A, 144A
2.660%	12/26/28	39	38,347
MVW LLC,
Series 2020-01A, Class A, 144A
1.740%	10/20/37	172	156,926
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	337	302,011
Series 2023-01A, Class A, 144A
4.930%	10/20/40	1,772	1,736,052
MVW Owner Trust,
Series 2017-01A, Class A, 144A
2.420%	12/20/34	357	354,591
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	407	404,581
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/08/49	1,665	1,613,861
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	1,261	1,026,952
Sierra Timeshare Receivables Funding LLC,
Series 2019-01A, Class A, 144A
3.200%	01/20/36	172	164,593
Verizon Master Trust,
Series 2023-01, Class C
4.980%	01/22/29	715	697,349

			10,245,128

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans — 0.0%
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	984	$939,885
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	712	677,301
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	386	353,776
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	547	487,751
Series 2021-B, Class A, 144A
1.310%	07/17/51	1,732	1,525,862

			3,984,575

TOTAL ASSET-BACKED SECURITIES (cost $74,549,809)			71,114,723

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.343%(c)	04/15/34	1,795	1,578,848
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	770	692,310
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
6.744%(c)	08/15/38	1,280	1,110,320
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month LIBOR + 0.652% (Cap N/A, Floor 0.652%)
5.845%(c)	05/15/38	250	243,547
Series 2022-CSMO, Class B, 144A, 1 Month SOFR + 3.141% (Cap N/A, Floor 3.141%)
8.288%(c)	06/15/27	1,835	1,825,796
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month LIBOR + 1.297% (Cap N/A, Floor 1.297%)
6.490%(c)	10/15/36	955	919,057
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.961%(c)	01/15/34	222	218,294
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	535	374,446
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
6.143%(c)	11/15/36	247	243,259
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
6.173%(c)	05/15/36	105	104,217
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	1,005	858,351

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.341%(cc)	05/25/52	700	$647,897
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month SOFR + 1.448% (Cap N/A, Floor 1.334%)
6.595%(c)	12/15/36	1,215	1,194,134
Series 2019-WOLF, Class C, 144A, 1 Month SOFR + 1.747% (Cap N/A, Floor 1.633%)
6.894%(c)	12/15/36	1,130	1,108,602
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.794%(c)	05/15/26	1,210	1,038,265
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	647	580,682
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	1,000	35
Series 2022-OPO, Class C, 144A
3.565%(cc)	01/05/39	1,425	1,083,960
LUXE Trust,
Series 2021-TRIP, Class C, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
6.943%(c)	10/15/38	1,935	1,886,773
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	440	408,523
Series 2019-NUGS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 2.450%)
6.143%(c)	12/15/36	140	113,607
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month SOFR + 2.109% (Cap N/A, Floor 1.995%)
7.256%(c)	11/15/38	4,595	3,869,225
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
5.994%(c)	04/15/36	105	101,845
UBS Commercial Mortgage Trust,
Series 2017-C05, Class AS
3.777%(cc)	11/15/50	241	214,230
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	644	577,786
Series 2021-FCMT, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.393%(c)	05/15/31	388	369,935
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47	990	967,793

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $24,876,900)			22,331,737

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CONVERTIBLE BONDS — 0.0%
Auto Manufacturers — 0.0%
Rivian Automotive, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	03/15/29		605	$665,863

Engineering & Construction — 0.0%
HTA Group Ltd. (Tanzania),
Gtd. Notes
2.875%	03/18/27		400	323,000

Internet — 0.0%
MercadoLibre, Inc. (Brazil),
Sr. Unsec’d. Notes
2.000%	08/15/28		246	673,190
Snap, Inc.,
Sr. Unsec’d. Notes
2.625%(s)	05/01/27		1,335	991,360

				1,664,550

Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26		585	297,092

TOTAL CONVERTIBLE BONDS (cost $3,304,538)				2,950,505

CORPORATE BONDS — 7.2%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29	(a)	1,435	1,063,202
7.750%	04/15/28	(a)	2,600	2,039,600
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	(a)	1,625	1,477,919
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27		3,920	2,778,671
Lamar Media Corp.,
Gtd. Notes
4.875%	01/15/29	(a)	2,071	1,926,941
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27	(a)	1,130	1,025,377
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29		3,945	3,395,529
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24		2,748	2,652,755

				16,359,994

Aerospace & Defense — 0.1%
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	11/30/29		855	916,517
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27		2,720	2,572,258
6.375%	06/15/26		875	864,211

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		2,290	$2,278,827
6.750%	08/15/28		2,205	2,216,739

				8,848,552

Agriculture — 0.0%
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26		268	240,579
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30	(a)	1,915	1,871,379
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30		810	801,131
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43		117	112,526

				3,025,615

Airlines — 0.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25		3,935	4,317,228
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		3,080	3,044,395
5.750%	04/20/29		3,310	3,203,219
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		484	485,210
SriLankan Airlines Ltd. (Sri Lanka),
Gov’t. Gtd. Notes
7.000%	06/25/24	(d)	679	369,335
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,175	2,066,513

				13,485,900

Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		3,191	2,690,623
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	(a)	1,525	1,214,314

				3,904,937

Auto Manufacturers — 0.2%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.125%	01/19/28		260	257,550
Ford Motor Co., Sr. Unsec’d. Notes
6.100%	08/19/32	(a)	3,895	3,776,695
6.625%	10/01/28		280	288,089
7.450%	07/16/31	(a)	170	181,206

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
9.625%	04/22/30			720	$837,063
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30			1,075	918,975
4.950%	05/28/27			1,950	1,839,951
7.350%	11/04/27			2,015	2,062,040
7.350%	03/06/30			600	612,473
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26			205	194,504
4.300%	07/13/25			1,127	1,093,304
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25			836	762,700
5.500%	03/30/26			400	396,919
5.600%	03/30/28			775	769,602
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.500%	07/15/29			1,075	916,050
Sr. Unsec’d. Notes, 144A
5.875%	01/15/28	(a)		1,365	1,245,562
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26			465	394,523
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
Sr. Sec’d. Notes, 144A, 6 Month LIBOR + 5.625% (Cap N/A, Floor 6.625%)
10.931%(c)	10/15/26	(a)		5,001	4,820,239
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26			6,610	6,159,577
4.625%	11/13/25			930	906,683
4.750%	11/13/28	(a)		890	859,627

					29,293,332

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
8.250%	04/15/31	(a)		4,110	4,171,650
Aptiv PLC,
Gtd. Notes
3.100%	12/01/51			40	24,856
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27	(a)		2,090	2,090,836
Sr. Sec’d. Notes, 144A
6.750%	05/15/28	(a)		1,520	1,512,400
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
8.500%	07/15/31		EUR	1,468	1,652,341
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	(a)		1,170	981,937
5.375%	11/15/27	(a)		635	605,608
5.625%	06/15/28	(a)		925	875,031

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Dornoch Debt Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/29	(a)	765	$623,024
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	07/15/29		975	879,274
5.250%	04/30/31	(a)	1,440	1,268,358
5.250%	07/15/31	(a)	1,790	1,554,991
5.625%	04/30/33	(a)	700	617,618
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/21/33		1,640	1,663,252
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
6.875%	04/14/28		255	258,667
7.125%	04/14/30	(a)	655	667,001

				19,446,844

Banks — 0.9%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
5.862%(ff)	09/14/26		1,400	1,379,367
Banco Davivienda SA (Colombia),
Jr. Sub. Notes, 144A
6.650%(ff)	04/22/31	(oo)	2,100	1,542,492
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26		1,900	1,834,431
Banco General SA (Panama),
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31	(oo)	620	533,522
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
7.625%(ff)	01/10/28	(oo)	400	360,824
8.375%(ff)	10/14/30	(oo)	1,025	942,908
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30		2,650	2,081,734
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.177%	10/26/31		1,850	1,601,231
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.722%(ff)	09/14/27		400	346,911
Bancolombia SA (Colombia),
Sub. Notes
4.625%(ff)	12/18/29	(a)	1,380	1,175,001
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36		990	805,929
Sub. Notes, EMTN
3.733%(ff)	09/25/34		1,750	1,490,703
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26		1,036	954,819

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		1,764	$1,482,423
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		6,575	5,234,146
1.922%(ff)	10/24/31		3,151	2,495,464
2.496%(ff)	02/13/31		2,845	2,381,125
3.194%(ff)	07/23/30		570	503,089
3.248%	10/21/27		1,497	1,394,661
4.271%(ff)	07/23/29		799	757,790
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26		1,040	1,033,749
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27		390	342,256
6.224%(ff)	05/09/34		905	900,260
Sub. Notes
4.836%	05/09/28		200	183,750
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33		3,500	3,047,835
5.350%(ff)	11/12/29		200	192,076
5.875%(ff)	09/13/34		1,050	934,710
Sub. Notes, 144A
8.450%(ff)	06/29/38		760	760,760
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31		2,330	1,985,175
CaixaBank SA (Spain),
Sr. Unsec’d. Notes, 144A
6.208%(ff)	01/18/29		1,440	1,423,049
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26		2,106	2,010,828
5.610%(ff)	09/29/26		1,800	1,799,340
Sub. Notes
6.174%(ff)	05/25/34		565	568,933
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25		865	820,676
3.773%(ff)	03/28/25		1,260	1,230,784
3.875%	09/12/23		5	4,974
4.298%(ff)	04/01/28		445	415,834
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25	(oo)	1,700	1,680,875
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25		270	253,379
2.550%	05/05/27		150	132,784
3.950%	03/14/28		458	420,833
4.772%(ff)	07/28/30	(a)	425	397,655
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		1,660	1,459,886
1.948%(ff)	10/21/27		2,586	2,298,429

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.615%(ff)	03/15/28		1,615	$1,515,456
3.691%(ff)	06/05/28		1,629	1,531,117
4.223%(ff)	05/01/29		3,587	3,388,789
4.482%(ff)	08/23/28	(a)	1,755	1,697,851
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.041%(ff)	03/13/28		200	187,603
4.583%(ff)	06/19/29		1,280	1,202,282
4.755%(ff)	06/09/28		2,535	2,428,370
5.210%(ff)	08/11/28		1,470	1,434,091
6.254%(ff)	03/09/34		2,065	2,106,699
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27		200	177,893
3.869%(ff)	03/28/26		330	317,088
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
6.625%	06/20/33		1,190	1,186,428
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.083%(ff)	04/22/26		3,286	3,077,204
2.182%(ff)	06/01/28	(a)	2,135	1,900,138
2.522%(ff)	04/22/31	(a)	4,112	3,482,476
2.739%(ff)	10/15/30		1,449	1,248,808
Sub. Notes
2.956%(ff)	05/13/31		1,762	1,507,731
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29		2,065	2,052,337
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27		754	674,994
5.123%(ff)	02/01/29		1,915	1,889,803
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		3,950	3,362,463
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
5.375%	09/22/27		950	933,818
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30		450	379,939
6.037%(ff)	10/28/33		1,355	1,389,532
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28		495	428,073
6.499%(ff)	03/09/29		290	287,130
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26		3,560	3,172,787
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		990	876,140
2.608%(ff)	01/12/28		1,435	1,269,516
2.819%(ff)	01/30/26	(a)	1,336	1,256,602
3.971%(ff)	03/30/26		785	749,440
4.644%(ff)	04/01/31		985	908,928

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.123%(ff)	06/06/28	(a)	1,575	$1,486,888
U.S. Bancorp,
Sr. Unsec’d. Notes
4.839%(ff)	02/01/34		690	646,122
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25		910	870,779
4.550%	04/17/26		400	384,317
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		425	370,738
1.364%(ff)	01/30/27		1,035	905,548
2.193%(ff)	06/05/26	(a)	965	882,975
2.746%(ff)	02/11/33		744	578,520
5.711%(ff)	01/12/27		305	302,194
5.959%(ff)	01/12/34		890	880,807
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26		998	935,382
3.068%(ff)	04/30/41		3,055	2,241,544
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		1,198	1,068,372
2.572%(ff)	02/11/31		4,560	3,864,359
2.879%(ff)	10/30/30		4,950	4,278,471
Sub. Notes, GMTN
4.300%	07/22/27	(a)	1,271	1,220,046

				122,535,988

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50		775	716,270
5.550%	01/23/49		2,086	2,196,952
Triton Water Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/29	(a)	1,890	1,618,614

				4,531,836

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		185	170,101
5.600%	03/02/43		925	927,169
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29		790	744,850

				1,842,120

Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29		700	672,455
PGT Innovations, Inc.,
Gtd. Notes, 144A
4.375%	10/01/29		2,145	2,011,487

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	(a)		1,865	$1,763,639
6.500%	03/15/27			2,145	2,138,362

					6,585,943

Chemicals — 0.1%
Avient Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	08/01/30	(a)		1,470	1,486,835
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
7.250%	02/13/33			1,140	1,114,721
Diamond BC BV,
Gtd. Notes, 144A
4.625%	10/01/29			91	92,593
ICL Group Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38			1,900	1,906,080
Kobe US Midco 2, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26			1,170	775,097
MEGlobal BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26			200	191,646
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30			260	262,116
Gtd. Notes, EMTN
5.875%	05/18/30			1,000	1,008,140
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48			1,600	1,289,696
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	(a)		1,795	1,490,317
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27			1,210	1,126,690
7.375%	03/01/31			1,520	1,498,381
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29	(a)		1,845	1,507,772
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28			625	593,719

					14,343,803

Commercial Services — 0.2%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, 144A
6.500%	01/31/26		GBP	345	377,379
Abu Dhabi Ports Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
2.500%	05/06/31			2,000	1,687,220
Adani International Container Terminal Pvt Ltd. (India),
Sr. Sec’d. Notes
3.000%	02/16/31			960	749,942

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
6.125%	10/15/26	(a)	1,790	$1,682,600
Albion Financing 2 Sarl (Luxembourg),
Sr. Unsec’d. Notes, 144A
8.750%	04/15/27	(a)	1,800	1,683,000
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		1,050	996,075
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	(a)	1,835	1,359,544
9.750%	07/15/27		2,830	2,492,371
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,440	1,218,917
CoreLogic, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/28	(a)	3,000	2,419,330
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.875%	07/18/29		2,225	2,100,867
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	12/15/27		975	964,976
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		1,085	1,060,430
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29		655	577,614
3.750%	10/01/30		375	326,886
4.500%	07/01/28		865	810,840
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30		1,710	1,646,730
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27		1,275	1,200,450
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		3,470	2,990,941
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A
9.290%	04/15/29		2,544	2,336,184
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26		1,640	1,608,748
PROG Holdings, Inc.,
Gtd. Notes, 144A
6.000%	11/15/29		1,730	1,520,506
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/25		26	24,231
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes
5.750%	10/10/36		421	347,130

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Sr. Sec’d. Notes, 144A
5.750%	10/10/36		435	$358,701
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,210	1,025,995

				33,567,607

Computers — 0.1%
Lenovo Group Ltd. (China),
Sr. Unsec’d. Notes
3.421%	11/02/30		800	669,608
Sr. Unsec’d. Notes, 144A
3.421%	11/02/30		555	464,540
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		2,390	2,077,794
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28	(a)	2,570	2,443,313

				5,655,255

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28		45	41,025
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	(a)	2,050	1,780,822
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	(a)	980	1,019,200
Sr. Sec’d. Notes, 144A
6.750%	03/15/28		485	487,425
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30		2,090	2,078,901

				5,407,373

Diversified Financial Services — 0.3%
Advisor Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	08/01/27	(a)	655	661,759
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		1,440	1,285,024
3.500%	01/15/25		210	201,160
4.625%	10/15/27		355	336,395
4.875%	01/16/24		665	660,292
6.500%	07/15/25		160	160,855
AG Issuer LLC,
Sr. Sec’d. Notes, 144A
6.250%	03/01/28		1,120	1,067,183
AG TTMT Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
8.625%	09/30/27		960	985,349

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.750%	06/09/27(a)	3,345	$3,107,969
Aretec Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/29(a)	4,190	3,632,267
At Home Cayman (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.500%	05/12/28	474	458,613
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	770	655,584
5.247%(ff)	07/26/30	425	401,858
5.468%(ff)	02/01/29	800	767,844
Sub. Notes
2.359%(ff)	07/29/32	700	494,978
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25(a)	2,430	2,321,962
4.500%	01/30/26(a)	295	281,927
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/26	850	756,168
Enact Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/25	2,135	2,097,634
Hightower Holding LLC,
Gtd. Notes, 144A
6.750%	04/15/29	1,365	1,181,567
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40	777	552,609
4.350%	06/15/29	625	612,341
Jane Street Group/JSG Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	11/15/29	1,215	1,047,104
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.375%	05/15/31	300	259,463
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	1,365	1,133,053
3.200%	04/06/41	480	357,693
Gtd. Notes, 144A, MTN
2.000%	04/06/28	1,810	1,551,477
Midcap Financial Issuer Trust,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/30	965	765,312
6.500%	05/01/28	1,295	1,154,554
Nasdaq, Inc.,
Sr. Unsec’d. Notes
5.950%	08/15/53	275	281,455
6.100%	06/28/63	350	358,146
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28	1,435	1,229,476

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
5.000%	03/15/27(a)	1,030	$924,194
5.500%	03/15/29	1,925	1,642,400
6.750%	06/15/26	1,285	1,242,738
9.375%	07/25/30	1,525	1,516,727
OneMain Finance Corp.,
Gtd. Notes
3.500%	01/15/27	1,240	1,066,305
6.625%	01/15/28(a)	1,585	1,494,892
9.000%	01/15/29(a)	1,535	1,548,201
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
5.375%	10/15/25(a)	1,145	1,085,568

			41,340,096

Electric — 0.5%
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79	825	754,875
7.125%(ff)	03/26/79	1,800	1,675,224
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.400%	06/01/53	595	605,879
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18(d)	900	1,337
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	425	384,755
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	2,080	1,720,560
5.125%	03/15/28	2,640	2,365,544
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	1,067	1,039,251
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34	500	461,085
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	590	595,527
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/52	1,720	1,574,164
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	495	500,023
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	593	578,813
4.950%	04/15/25	64	62,841
EDP Finance BV (Portugal),
Gtd. Notes, 144A
6.300%	10/11/27	405	416,341
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
7.100%	10/14/27	1,640	1,722,543

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.800%	10/14/25	320	$325,955
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	775	884,636
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	1,305	1,288,025
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
5.625%	04/01/53	110	113,284
Infraestructura Energetica Nova SAPI de CV (Mexico),
Sr. Unsec’d. Notes
4.750%	01/15/51	925	682,187
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48(a)	700	528,290
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25	2,000	1,910,320
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes
5.625%	08/10/37	2,850	2,234,656
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	350	306,551
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	525	459,827
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	1,250	1,014,507
3.000%	01/15/52	1,215	801,434
5.000%	07/15/32	380	374,705
5.250%	02/28/53	510	492,334
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	63	60,128
4.500%	09/15/27(a)	2,765	2,569,410
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32(a)	2,125	1,642,729
Oryx Funding Ltd. (Oman),
Gtd. Notes
5.800%	02/03/31	800	768,104
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	727	623,521
2.500%	02/01/31	1,461	1,146,112
3.950%	12/01/47	740	505,209
4.550%	07/01/30	1,436	1,299,610
5.900%	06/15/32	235	226,305
6.700%	04/01/53	430	422,941
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	2,280	2,287,584

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	(a)	315	$288,716
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29		1,565	1,430,449
Sr. Unsec’d. Notes, EMTN
6.150%	05/21/48		300	290,688
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28	(a)	4,140	3,800,373
5.250%	07/01/30	(a)	2,030	1,820,354
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28		905	814,105
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36		1,640	1,693,300
Sempra Energy,
Sr. Unsec’d. Notes
3.700%	04/01/29		430	393,458
Southern California Edison Co.,
First Mortgage
5.700%	03/01/53		645	646,573
First Mortgage, Series D
4.700%	06/01/27		1,015	999,445
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		1,960	1,945,729
Talen Energy Supply LLC,
Sr. Sec’d. Notes, 144A
8.625%	06/01/30		1,050	1,086,257
Terraform Global Operating LP,
Gtd. Notes, 144A
6.125%	03/01/26		3,056	2,976,724
TransAlta Corp. (Canada),
Sr. Unsec’d. Notes
7.750%	11/15/29		645	664,027
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(oo)	3,905	3,409,857
8.000%(ff)	10/15/26	(oo)	2,545	2,381,762
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26		890	857,377
5.625%	02/15/27		1,480	1,418,768
Sr. Sec’d. Notes, 144A
5.125%	05/13/25		1,470	1,432,727
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30		1,515	1,349,782

				67,127,597

Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25		1,908	1,842,760

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electronics (cont’d.)
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29	(a)	2,460	$2,189,400
5.875%	09/01/30	(a)	1,585	1,536,816
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	(a)	2,105	1,803,752

				7,372,728

Energy-Alternate Sources — 0.0%
Greenko Power II Ltd. (India),
Sr. Sec’d. Notes
4.300%	12/13/28		1,345	1,167,943
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.750%	01/15/30		835	737,220
5.000%	01/31/28		2,895	2,669,382

				4,574,545

Engineering & Construction — 0.0%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes, 144A
4.000%	08/11/41		560	451,769
HTA Group Ltd. (Tanzania),
Gtd. Notes, 144A
7.000%	12/18/25		870	821,985
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47		4,412	3,801,379

				5,075,133

Entertainment — 0.3%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		2,720	2,733,241
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27	(a)	515	526,454
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		1,060	1,028,577
CDI Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30		4,135	3,854,155
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29	(a)	1,665	1,512,942
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
6.500%	10/01/28		700	683,016
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31		1,320	1,307,080
Cinemark USA, Inc.,
Gtd. Notes, 144A
5.250%	07/15/28	(a)	3,245	2,883,596
5.875%	03/15/26	(a)	725	687,975

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	(a)		2,320	$2,203,188
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	(a)		2,320	2,163,964
Lottomatica SpA/Roma (Italy),
Sr. Sec’d. Notes, 144A
7.125%	06/01/28		EUR	865	963,479
Merlin Entertainments Ltd. (United Kingdom),
Sec’d. Notes, 144A
5.750%	06/15/26			760	724,850
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29			1,160	1,027,472
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27	(a)		1,690	1,546,350
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
Sr. Sec’d. Notes, 144A
4.875%	11/01/26	(a)		790	747,576
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	(a)		1,430	1,258,588
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.250%	11/15/29	(a)		3,160	3,173,061
SeaWorld Parks & Entertainment, Inc.,
Gtd. Notes, 144A
5.250%	08/15/29	(a)		2,290	2,059,256
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.500%	04/15/27	(a)		2,570	2,419,446
7.250%	05/15/31			1,190	1,158,909
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25			660	661,009
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27	(a)		2,600	2,425,993
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.750%	12/01/29	(a)		1,245	1,079,165
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29			630	564,866
7.125%	02/15/31			1,175	1,168,292

					40,562,500

Environmental Control — 0.0%
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28			750	660,562
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29	(a)		755	613,366

					1,273,928

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods — 0.0%
Agrosuper SA (Chile),
Sr. Unsec’d. Notes, 144A
4.600%	01/20/32		1,500	$1,265,745
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.625%	01/15/27		390	369,819
4.875%	02/15/30	(a)	885	816,964
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25		505	481,798
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	(a)	1,270	1,269,826
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29		24	24,562

				4,228,714

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.150%	01/29/50		1,500	1,204,410
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30		1,200	1,068,660

				2,273,070

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		440	425,030
Sr. Unsec’d. Notes, 144A
9.375%	06/01/28		485	492,851
NiSource, Inc.,
Sr. Unsec’d. Notes
5.250%	03/30/28		255	255,255

				1,173,136

Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28		2,820	2,613,871
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,355	1,178,538
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	(a)	2,130	1,848,877
Revvity, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28		1,129	955,137
2.250%	09/15/31		614	493,371
3.300%	09/15/29		755	675,259

				7,765,053

Healthcare-Services — 0.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.000%	04/15/29		845	784,638

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30		4,835	$4,031,798
4.250%	12/15/27		30	28,072
4.625%	12/15/29		1,265	1,165,557
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.000%	03/15/31	(a)	1,370	1,195,952
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
6.125%	04/01/30		770	466,268
6.875%	04/15/29	(a)	3,350	2,091,841
Sr. Sec’d. Notes, 144A
5.250%	05/15/30		1,480	1,170,555
6.000%	01/15/29		1,140	969,430
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53		630	609,690
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		605	483,986
3.500%	09/01/30		2,770	2,426,374
5.375%	09/01/26	(a)	1,545	1,532,364
5.875%	02/15/26		230	230,196
Gtd. Notes, 144A
3.125%	03/15/27		680	624,458
3.375%	03/15/29		275	244,172
HealthEquity, Inc.,
Gtd. Notes, 144A
4.500%	10/01/29	(a)	655	579,333
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30		1,033	1,011,263
5.500%	03/15/53		545	542,601
IQVIA, Inc.,
Gtd. Notes, 144A
6.500%	05/15/30		630	637,437
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/15/25	(a)	870	808,076
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28		935	862,443
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26	(a)	3,900	3,828,872
St. Joseph’s University Medical Center, Inc.,
Sec’d. Notes
4.584%	07/01/27		2,700	2,524,585
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
10.000%	04/15/27	(a)	1,118	1,145,917
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33		400	399,275
5.547%	08/15/53		360	371,687

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28	(a)	1,710	$1,645,875
Sr. Sec’d. Notes
4.375%	01/15/30		2,535	2,287,457
6.125%	06/15/30	(a)	1,365	1,345,146
Sr. Sec’d. Notes, 144A
6.750%	05/15/31		980	985,558
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40		799	593,265
4.500%	04/15/33		1,225	1,194,381
5.050%	04/15/53		3,660	3,633,401
5.875%	02/15/53		1,985	2,202,000

				44,653,923

Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	08/01/29		730	632,137
7.000%	11/15/25		960	929,279
10.125%	08/01/26	(a)	3,558	3,640,855
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30		272	250,277
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
5.875%	11/01/29		2,175	1,919,999
6.750%	10/15/27	(a)	5,800	5,452,392
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	(a)	2,710	2,449,505
Aon Corp.,
Gtd. Notes
2.800%	05/15/30		450	389,980
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29		1,055	914,690
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.500%	01/15/51		1,770	1,161,420
2.850%	10/15/50		540	376,111
3.850%	03/15/52		545	450,841
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25		690	678,271
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29		1,285	1,160,094
3.900%	04/05/32		455	396,247
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28		4,521	4,235,195
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27		2,355	2,308,278

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
HUB International Ltd.,
Gtd. Notes, 144A
7.000%	05/01/26		575	$573,974
Sr. Sec’d. Notes, 144A
7.250%	06/15/30		4,840	4,997,726
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29	(a)	3,745	3,363,006
Jones Deslauriers Insurance Management, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.500%	03/15/30		3,535	3,596,863
Sr. Unsec’d. Notes, 144A
10.500%	12/15/30		1,250	1,253,888
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		592	492,355
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33		705	695,482
Ryan Specialty LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/01/30	(a)	835	738,789

				43,057,654

Internet — 0.1%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.750%	09/30/27	(a)	1,895	1,890,741
7.125%	09/30/30	(a)	2,335	2,339,537
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27		885	845,066
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31	(a)	2,865	2,356,275
4.625%	06/01/28	(a)	1,525	1,400,219
5.000%	12/15/27		725	679,774
5.625%	02/15/29	(a)	1,450	1,371,968
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.600%	05/15/53		1,835	1,884,268

				12,767,848

Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27		565	487,178
6.250%	05/15/26		635	578,542

				1,065,720

Iron/Steel — 0.1%
ATI, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/31		1,655	1,477,586
5.875%	12/01/27		2,660	2,582,605
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28		471	461,805

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (cont’d.)
7.625%	03/15/30		1,240	$1,261,846
Periama Holdings LLC (India),
Gtd. Notes
5.950%	04/19/26		1,400	1,343,230
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		250	253,620

				7,380,692

Leisure Time — 0.1%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27		1,730	1,587,275
6.000%	05/01/29		115	102,350
7.625%	03/01/26	(a)	1,965	1,920,787
10.500%	06/01/30	(a)	2,345	2,485,700
Life Time, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26	(a)	1,255	1,238,829
Sr. Sec’d. Notes, 144A
5.750%	01/15/26		1,585	1,546,503
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		2,835	2,650,725
Sr. Sec’d. Notes, 144A
8.375%	02/01/28		745	778,525
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29		725	688,750
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		1,120	1,015,829
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	(a)	2,195	2,052,325
5.500%	08/31/26		1,225	1,163,150
11.625%	08/15/27		1,135	1,234,937

				18,465,685

Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.000%	05/01/31		3,290	2,856,966
5.750%	05/01/28	(a)	555	547,213
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		105	101,844
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		792	737,482
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29		295	287,064
5.000%	10/15/27		1,065	1,057,212
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.750%	02/01/27		680	612,850

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.875%	06/18/30		910	$803,221
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		2,240	2,076,200
5.500%	10/01/27	(a)	1,445	1,279,728

				10,359,780

Machinery-Diversified — 0.1%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28		1,490	1,212,942
GrafTech Global Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	12/15/28		855	848,334
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29		1,665	1,479,451
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		215	216,315
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28	(a)	3,730	3,375,650
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27		3,235	2,981,020

				10,113,712

Media — 0.4%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	(a)	3,560	2,838,352
5.750%	08/15/29		1,790	1,387,662
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34		885	669,101
4.500%	06/01/33		1,075	844,291
6.375%	09/01/29	(a)	1,930	1,817,661
7.375%	03/01/31	(a)	865	842,974
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		1,878	1,564,060
4.800%	03/01/50		155	116,638
5.375%	05/01/47		100	82,639
6.484%	10/23/45		419	394,520
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30		3,295	2,884,055
3.900%	03/01/38		731	635,062
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29		3,055	2,476,494

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27		1,880	$1,702,285
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28		1,575	843,626
7.750%	07/01/26		680	417,032
Sr. Sec’d. Notes, 144A
5.250%	12/01/26		1,175	947,540
5.750%	12/01/28		1,355	1,013,956
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		565	552,519
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28		4,275	3,641,613
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30		3,875	3,100,388
5.500%	01/14/32		625	488,750
Sr. Unsec’d. Notes, 144A
5.500%	01/14/32		600	469,200
Gray Escrow II, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31		1,150	766,588
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27		4,102	2,732,710
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
5.125%	07/15/29		2,250	1,895,625
6.750%	10/15/27	(a)	1,544	1,447,500
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27		675	632,874
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	(a)	3,245	2,647,583
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.875%	09/01/31		340	262,974
4.000%	07/15/28		3,925	3,414,696
4.125%	07/01/30		1,610	1,315,296
5.000%	08/01/27	(a)	1,575	1,455,925
Telenet Finance Luxembourg Notes Sarl (Belgium),
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		1,800	1,642,410
Townsquare Media, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/26	(a)	2,245	2,154,179
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29		974	837,239
6.625%	06/01/27		2,490	2,402,652
7.375%	06/30/30		585	557,617

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.000%	07/15/30	(a)	525	$414,750
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30	(a)	1,280	1,068,800
Virgin Media Vendor Financing Notes IV DAC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.000%	07/15/28		2,305	1,993,825
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30		810	607,500

				57,981,161

Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
6.375%	06/15/30	(a)	3,010	2,975,061

Mining — 0.1%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27		910	880,719
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.150%	01/14/30		555	490,998
3.700%	01/30/50		245	184,779
5.125%	02/02/33		640	630,803
ERO Copper Corp. (Brazil),
Gtd. Notes, 144A
6.500%	02/15/30		25	21,506
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27	(a)	1,130	1,053,725
5.875%	04/15/30		1,485	1,411,288
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		1,480	1,467,358
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	08/06/50		260	206,874
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30		1,460	1,297,659

				7,645,709

Miscellaneous Manufacturing — 0.0%
Gates Global LLC/Gates Corp.,
Gtd. Notes, 144A
6.250%	01/15/26	(a)	1,015	1,001,746
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31	(a)	2,535	2,149,034

				3,150,780

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.0%
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
3.625%(s)	03/31/27		1,500	$1,353,878

Oil & Gas — 0.5%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26		1,560	1,535,550
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30	(a)	990	917,028
7.625%	02/01/29		160	163,331
Apache Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/37		85	76,462
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		560	531,756
Chord Energy Corp.,
Gtd. Notes, 144A
6.375%	06/01/26		1,130	1,120,539
Civitas Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	07/01/28		620	627,205
8.750%	07/01/31		950	964,536
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30		805	699,234
6.750%	03/01/29		3,425	3,136,005
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	08/05/23	(oo)	620	616,658
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26		2,500	2,345,785
Sr. Unsec’d. Notes, 144A
9.250%	02/15/28		1,255	1,217,047
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31		1,670	1,277,049
5.875%	05/28/45		360	244,314
6.875%	04/29/30		250	226,913
8.875%	01/13/33		420	414,026
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		1,310	1,283,514
Gulfport Energy Corp.,
Gtd. Notes, 144A
8.000%	05/17/26		985	989,888
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31		420	460,862
7.875%	10/01/29		119	131,663
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		1,700	1,549,156
6.000%	04/15/30		555	506,173
6.000%	02/01/31		565	507,965

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.250%	04/15/32			535	$479,436
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33			2,050	1,584,179
Kosmos Energy Ltd. (Ghana),
Gtd. Notes
7.125%	04/04/26			800	702,528
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25			1,500	1,463,340
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26			2,115	2,049,638
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40			345	341,602
7.500%	05/01/31			1,922	2,098,404
7.875%	09/15/31			1,545	1,723,220
7.950%	06/15/39			310	351,809
8.875%	07/15/30	(a)		510	586,023
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43			1,225	1,172,889
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27	(d)		5,670	198,450
6.000%	05/16/24	(d)		19,015	665,525
6.000%	11/15/26	(d)		6,600	264,000
9.000%	11/17/21	(d)		37,670	1,318,450
9.750%	05/17/35	(d)		1,091	38,731
12.750%	02/17/22	(d)		5,195	187,020
Sr. Sec’d. Notes
8.500%	10/27/20	(d)		2,475	969,581
Sr. Sec’d. Notes, 144A
8.500%	10/27/20	(d)		1,076	421,327
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26			4,675	4,157,828
6.500%	03/13/27			2,325	2,063,437
6.500%	06/02/41			6,167	3,891,685
Gtd. Notes, MTN
8.750%	06/02/29			4,738	4,248,328
Gtd. Notes, Series 2013-2
7.190%	09/12/24		MXN	3,700	200,328
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
5.100%	03/29/26			430	427,712
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
2.250%	07/12/31			600	502,392
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31			1,330	1,113,636
3.125%	07/12/41			2,565	1,957,403
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29	(a)		1,390	1,447,206

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Gtd. Notes, 144A
4.750%	02/15/30	(a)	1,010	$909,872
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
2.875%	01/12/32		2,250	1,875,195
Rockcliff Energy II LLC,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/29		905	834,625
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29		1,100	1,010,735
4.250%	04/16/39		4,000	3,513,920
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	(a)	2,740	2,420,692
8.375%	09/15/28	(a)	1,070	1,115,937
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49		610	387,667
Gtd. Notes, EMTN
3.500%	10/17/49		2,925	1,858,896
Transocean, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	02/15/30		410	416,150
Vermilion Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	05/01/30	(a)	1,485	1,354,394
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26		638	599,345
3.700%	03/15/28		683	626,035

				75,092,229

Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/27	(a)	1,690	1,661,332
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		910	903,323
6.875%	03/15/28		2,575	2,627,702
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26		1,025	978,875
5.375%	01/15/28		2,570	2,390,100
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26		90	93,393
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30	(a)	1,175	1,020,245
Sealed Air Corp.,
Gtd. Notes, 144A
5.000%	04/15/29		995	925,877
6.875%	07/15/33		470	487,507

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28		520	$516,134
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28		440	456,360
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27	(a)	1,980	1,895,850

				13,956,698

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29		2,765	2,498,874
4.250%	11/14/28		5,886	5,711,298
4.250%	11/21/49		675	581,625
4.550%	03/15/35		506	481,693
4.875%	11/14/48		2,030	1,914,962
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30		2,481	2,169,055
3.700%	06/06/27		975	926,781
4.685%	12/15/44		128	116,497
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		420	376,944
5.050%	03/25/48		854	787,577
5.125%	07/20/45		65	60,065
5.625%	02/21/53		1,230	1,222,032
5.875%	06/01/53		1,370	1,407,413
Health & Happiness H&H International Holdings Ltd. (China), Sec’d. Notes
5.625%	10/24/24		375	343,174
Merck & Co., Inc.,
Sr. Unsec’d. Notes
5.000%	05/17/53		830	840,379
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		970	861,312
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33		810	807,488
5.300%	05/19/53		795	824,491
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
4.750%	05/09/27		1,525	1,401,300
6.750%	03/01/28		935	917,151
7.875%	09/15/29		3,455	3,545,141
8.125%	09/15/31		1,130	1,177,177

				28,972,429

Pipelines — 0.3%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		730	627,478
4.450%	07/15/27		530	505,990

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.950%	06/01/26		3,217	$3,242,741
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		524	515,473
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	(a)	3,235	2,669,030
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.000%	02/01/29		170	158,698
7.375%	02/01/31	(a)	1,180	1,166,341
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30		685	772,440
Gtd. Notes, 144A
6.750%	09/15/37		940	997,368
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25		653	619,878
5.550%	02/15/28		1,190	1,188,402
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52		615	433,483
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30	(a)	5,665	5,387,319
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	(a)	2,510	2,472,119
NuStar Logistics LP, Gtd. Notes
5.625%	04/28/27	(a)	630	605,595
5.750%	10/01/25		670	655,442
6.000%	06/01/26		945	921,813
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28		1,070	978,673
6.000%	03/01/27		1,395	1,318,384
6.000%	12/31/30		1,580	1,392,433
7.500%	10/01/25		1,595	1,600,298
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32		1,000	867,264
5.500%	03/01/30		1,875	1,804,265
6.875%	01/15/29		945	963,815
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48		199	169,372
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	11/01/33		1,260	1,035,749
6.250%	01/15/30		2,330	2,311,384
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	06/01/28		2,485	2,527,390
8.375%	06/01/31		5,460	5,513,008

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		1,885	$1,780,209
5.400%	03/04/44		155	143,107

				45,344,961

Real Estate — 0.0%
CBRE Services, Inc.,
Gtd. Notes
5.950%	08/15/34		1,210	1,198,464
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28	(a)	1,335	1,208,088
Howard Hughes Corp. (The), Gtd. Notes, 144A
4.125%	02/01/29		725	601,239
5.375%	08/01/28		2,275	2,034,865

				5,042,656

Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31		1,505	1,291,358
3.950%	01/15/27	(a)	1,774	1,682,366
4.900%	12/15/30	(a)	2,388	2,311,563
Apollo Commercial Real Estate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	06/15/29		1,100	856,925
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26		2,935	2,599,369
3.650%	02/01/26		2,298	2,137,105
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		885	848,431
3.900%	03/15/27		2,823	2,596,816
4.050%	07/01/30		760	686,060
4.125%	06/15/26		1,643	1,537,084
4.125%	05/15/29		1,764	1,573,718
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.250%	01/15/31		701	571,863
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27		1,114	1,040,588
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24		463	446,952
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
6.000%	04/15/25	(a)	2,185	2,154,869
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31		660	491,591
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31		245	206,899

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.500%	07/15/29		284	$254,651
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		195	185,065
4.375%	10/01/25		1,669	1,562,105
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27	(a)	695	679,802
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28		1,370	1,058,067
Realty Income Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/27		906	861,268
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
7.250%	07/15/28		355	358,634
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27	(a)	1,680	1,547,867
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51		670	577,911
2.836%	01/15/50		1,375	1,305,582
Service Properties Trust,
Gtd. Notes
7.500%	09/15/25		983	966,211
Sr. Unsec’d. Notes
4.350%	10/01/24		595	572,711
4.500%	03/15/25	(a)	1,000	945,068

				33,908,499

Retail — 0.2%
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		1,595	794,698
Sr. Sec’d. Notes, 144A, Cash coupon 7.125% or PIK N/A
7.125%	05/12/28		979	572,449
Bath & Body Works, Inc.,
Gtd. Notes
6.694%	01/15/27		1,160	1,163,281
Gtd. Notes, 144A
6.625%	10/01/30	(a)	915	884,097
9.375%	07/01/25	(a)	1,541	1,634,466
Sr. Unsec’d. Notes
6.950%	03/01/33	(a)	1,730	1,549,984
Dave & Buster’s, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	11/01/25	(a)	1,945	1,971,769
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25		940	912,975
8.500%	10/30/25		2,175	2,112,469
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	04/01/26		3,115	2,893,943

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52		770	$628,287
5.625%	04/15/53		450	449,317
5.750%	07/01/53		445	452,229
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	02/15/26		1,285	1,196,936
Papa John’s International, Inc.,
Gtd. Notes, 144A
3.875%	09/15/29	(a)	4,237	3,584,886
PetSmart, Inc./PetSmart Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/29	(a)	1,775	1,764,493
Sr. Sec’d. Notes, 144A
4.750%	02/15/28		765	708,442
QVC, Inc.,
Sr. Sec’d. Notes
4.450%	02/15/25		1,410	1,243,089
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31		1,746	1,375,116
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26		470	387,298
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27		1,180	685,894
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43		1,404	1,247,573
6.875%	11/15/37	(a)	339	365,756
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30		475	445,929

				29,025,376

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
2.972%(ff)	02/16/28		630	566,551

Semiconductors — 0.1%
Entegris Escrow Corp.,
Gtd. Notes, 144A
5.950%	06/15/30	(a)	3,010	2,888,828
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30		1,395	1,315,689
5.875%	09/15/33		985	976,352
6.750%	11/01/29		610	634,069

				5,814,938

Software — 0.2%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30	(a)	4,135	3,477,843
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28		1,680	1,509,082

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	2,651	$2,644,782
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	365	364,728
Capstone Borrower, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/30(a)	2,130	2,103,856
Central Parent, Inc./CDK Global, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/29(a)	2,905	2,871,946
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	995	882,712
Cloud Software Group, Inc.,
Sec’d. Notes, 144A
9.000%	09/30/29(a)	3,450	3,015,368
Sr. Sec’d. Notes, 144A
6.500%	03/31/29	3,145	2,795,582
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28	4,895	4,493,367
MSCI, Inc.,
Gtd. Notes, 144A
3.250%	08/15/33(a)	2,500	2,018,867
3.625%	09/01/30	320	276,901
4.000%	11/15/29	610	550,639
Oracle Corp.,
Sr. Unsec’d. Notes
5.550%	02/06/53	645	624,930
Playtika Holding Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	670	595,425
ROBLOX Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/30	1,050	884,893
Twilio, Inc.,
Gtd. Notes
3.875%	03/15/31(a)	2,025	1,694,786
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29(a)	595	552,038

			31,357,745

Telecommunications — 0.4%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28	2,445	1,191,938
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	2,870	1,737,871
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29	3,625	2,573,750
5.500%	01/15/28	900	675,000
5.500%	10/15/29	1,195	848,450

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/31	1,127	$951,135
3.500%	09/15/53	2,415	1,709,725
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24	800	808,960
C&W Senior Financing DAC (Panama),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	1,550	1,344,625
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	2,145	2,075,867
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	1,575	1,500,362
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
3.000%	07/23/35	2,300	1,725,920
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	2,215	2,078,114
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	1,010	944,350
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	635	579,438
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31	1,095	941,163
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes
6.625%	04/24/28	1,450	1,499,025
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.350%	05/01/49	105	82,276
Gtd. Notes, 144A
3.200%	03/15/27	545	505,279
3.800%	03/15/32(a)	850	738,820
4.550%	03/15/52(a)	2,650	2,126,792
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27	1,150	1,057,172
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	2,320	2,460,019
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	1,840	1,688,200
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.500%	10/15/27	1,200	480,000
T-Mobile USA, Inc.,
Gtd. Notes
3.875%	04/15/30	5,415	4,991,595
5.750%	01/15/54	1,350	1,389,482

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	585	$503,130
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	2,485	2,075,429
3.550%	03/22/51(a)	3,025	2,259,019
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	461	430,578
Viavi Solutions, Inc.,
Gtd. Notes, 144A
3.750%	10/01/29	785	668,570
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31(a)	4,350	3,577,875

			48,219,929

Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	896	832,441

Transportation — 0.0%
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes
3.068%	08/18/50	1,770	1,077,399
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61	525	342,888
4.700%	05/07/50	1,545	1,277,452
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	413	402,670
Transnet SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
8.250%	02/06/28	1,305	1,264,924
Watco Cos. LLC/Watco Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/27	955	910,170

			5,275,503

Water — 0.0%
Manila Water Co., Inc. (Philippines),
Sr. Unsec’d. Notes
4.375%	07/30/30	2,100	1,927,800
Solaris Midstream Holdings LLC,
Gtd. Notes, 144A
7.625%	04/01/26	1,120	1,087,190

			3,014,990

TOTAL CORPORATE BONDS (cost $1,141,412,652)			1,018,998,147

Interest Rate	Maturity Date	Principal Amount (000)#		Value

MUNICIPAL BONDS — 0.0%
Colorado — 0.0%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
4.480%	12/01/40	2,495		$2,092,756

Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	75		69,191

TOTAL MUNICIPAL BONDS (cost $2,570,000)				2,161,947

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	657		534,456
Series 2021-03, Class A1, 144A
1.068%(cc)	05/25/66	633		513,891
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	1,194		922,347
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	935		774,990
COLT Mortgage Loan Trust,
Series 2020-03, Class A1, 144A
1.506%(cc)	04/27/65	96		88,761
Connecticut Avenue Securities Trust,
Series 2022-R07, Class 1M1, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
8.017%(c)	06/25/42	534		546,180
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.367%(c)	01/25/43	1,947		1,954,340
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	65		63,682
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	328		276,174
Fannie Mae Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.150%(c)	02/25/30	16		16,045
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	—(r	)	74
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA04, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
7.267%(c)	05/25/42	1,292		1,299,904
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.465%(cc)	05/25/48	2,715		2,407,142
Freddie Mac REMIC,
Series 4977, Class IO, IO
4.500%	05/25/50	572		110,863

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.645%(cc)	12/25/46	395	$377,087
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	121	107,260
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	106	98,454
Government National Mortgage Assoc.,
Series 2013-24, Class OI, IO
4.000%	02/20/43	87	10,743
Series 2013-82, Class IG, IO
3.500%	05/20/43	272	41,380
Series 2018-08, Class DA
3.000%	11/20/47	83	75,365
Series 2022-63, Class LM
3.500%	10/20/50	715	601,961
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
3.952%(cc)	07/25/44	14	13,803
Series 2020-INV01, Class A14, 144A
2.927%(cc)	10/25/50	693	582,183
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	924	713,827
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	954	736,843
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	292	257,100
Series 2020-INV01, Class A11, 144A, 1 Month LIBOR + 0.830% (Cap 6.000%, Floor 0.000%)
5.968%(c)	08/25/50	144	135,774
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	239	209,874
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	319	272,099
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	65	61,426
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.779%(cc)	08/25/47	688	625,152
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	36	32,420
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	262	241,452
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	33	32,065
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	343	312,239
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	67	62,655
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.150%(c)	10/25/59	305	301,240

Interest Rate	Maturity Date			Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51			2,334	$1,803,743
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51			941	727,056
Verus Securitization Trust,
Series 2019-04, Class A3, 144A
3.000%	11/25/59			247	235,432
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59			223	212,484
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60			33	32,496
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60			220	206,319
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66			327	274,201
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66			570	448,692
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66			3,009	2,548,126
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65			703	623,355

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $26,299,863)					22,523,155

SOVEREIGN BONDS — 2.2%
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes
3.500%	06/16/27		EUR	2,030	2,035,776
3.500%	11/23/31		EUR	1,990	1,804,311
Sr. Unsec’d. Notes, 144A
3.500%	11/23/31		EUR	2,325	2,108,052
5.900%	06/09/28		EUR	1,730	1,844,357
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28			3,885	3,441,605
8.750%	04/14/32			500	420,470
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29			4,345	3,675,870
9.125%	11/26/49			2,675	2,058,466
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%	12/15/35	(d)		9,945	103,627
0.500%(cc)	07/09/30			3,416	1,132,954
1.500%(cc)	07/09/35			4,326	1,295,438
3.875%(cc)	01/09/38			8,285	2,907,848
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28			3,490	2,782,647
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29			1,760	1,742,066
7.000%	10/12/28			3,310	3,381,992
7.500%	09/20/47			1,600	1,449,776

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS(continued)
Sr. Unsec’d. Notes, 144A, MTN
5.625%	05/18/34		5,700	$4,951,248
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		450	419,621
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
5.000%	07/15/32		2,400	2,340,744
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/29	BRL	3,625	739,345
10.000%	01/01/31	BRL	17,100	3,459,402
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41		1,040	919,069
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	1,730	1,865,444
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.250%	09/21/71		1,450	936,613
3.500%	01/31/34		380	333,841
4.000%	01/31/52		430	349,586
4.950%	01/05/36		830	817,376
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30		3,075	2,395,794
3.125%	04/15/31		2,900	2,190,283
4.125%	05/15/51		1,125	671,996
5.000%	06/15/45		7,345	5,094,125
5.625%	02/26/44		550	409,151
6.125%	01/18/41		465	377,938
Colombian TES (Colombia),
Bonds, Series B
7.000%	03/26/31	COP	18,832,500	3,797,549
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
5.625%	04/30/43		1,100	942,700
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		4,230	3,599,772
5.875%	01/30/60		6,050	4,666,002
6.850%	01/27/45		4,725	4,277,353
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		9,040	7,693,130
7.050%	02/03/31		200	199,224
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
2.500%(cc)	07/31/35		3,700	1,277,536
Sr. Unsec’d. Notes, 144A
5.771%(s)	07/31/30		847	242,121
1.500%(cc)	07/31/40		2,232	689,220
2.500%(cc)	07/31/35		3,185	1,099,799
5.500%(cc)	07/31/30		3,887	1,871,602
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
7.600%	03/01/29		485	312,486
8.500%	01/31/47		2,545	1,347,883

Interest Rate	Maturity Date			Principal Amount (000)#	Value

SOVEREIGN BONDS(continued)
Sr. Unsec’d. Notes, EMTN
5.875%	02/16/31			945	$518,408
Sr. Unsec’d. Notes, MTN
8.500%	01/31/47			4,970	2,632,211
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25			1,925	1,705,146
7.650%	06/15/35			3,945	2,318,871
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.900%	09/09/50			295	212,624
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31			1,225	989,678
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31			2,400	1,938,960
3.250%	01/15/30			7,200	6,368,328
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	01/11/28			460	462,199
5.125%	01/11/33			400	412,632
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30			860	576,458
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30			214	177,797
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28			1,900	1,802,530
5.375%	04/24/32			2,300	2,179,733
Sr. Unsec’d. Notes, 144A
6.600%	06/13/36			1,125	1,132,313
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.550%	03/31/32			1,805	1,634,229
4.550%	01/11/28			1,575	1,549,138
Sr. Unsec’d. Notes, EMTN
4.625%	04/15/43	(a)		3,370	3,188,188
5.250%	01/17/42			1,630	1,629,755
Indonesia Treasury Bond (Indonesia),
Bonds, Series 064
6.125%	05/15/28		IDR	44,927,000	3,004,123
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32		EUR	1,500	1,272,366
6.125%	06/15/33	(a)		9,495	8,289,040
6.625%	03/22/48		EUR	3,070	2,366,864
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	03/15/39			1,340	1,594,654
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30			6,450	5,885,496
Sr. Unsec’d. Notes, 144A
7.500%	01/13/29			1,885	1,880,005
7.750%	01/15/28			1,550	1,577,466

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS(continued)
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		3,053	$2,639,318
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	52,100	2,878,398
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.500%	04/22/29		2,400	2,327,616
6.350%	02/09/35		2,290	2,402,256
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
4.450%	07/07/31		1,313	1,020,385
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
3.000%	12/15/32		3,810	3,012,796
4.000%	12/15/50		5,775	3,872,715
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32		1,700	1,344,292
6.500%	09/08/33		1,360	1,398,270
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.875%	02/16/32		3,520	2,942,403
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		2,650	2,572,169
5.375%	03/08/27		4,750	4,652,197
6.250%	01/25/31		725	734,019
6.500%	03/08/47		2,430	2,257,956
6.750%	10/28/27		1,300	1,341,847
6.750%	01/17/48		2,575	2,468,215
Sr. Unsec’d. Notes, 144A
6.750%	10/28/27		900	928,971
7.000%	01/25/51		685	677,143
Sr. Unsec’d. Notes, EMTN
6.000%	08/01/29		1,100	1,097,921
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36		2,974	1,344,545
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	01/19/63		2,080	1,518,566
6.400%	02/14/35		6,315	6,568,168
Sr. Unsub. Notes
2.252%	09/29/32		6,050	4,614,819
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.400%	03/30/50		2,310	1,978,723
5.600%	03/13/48		400	350,580
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33		560	448,437
4.950%	04/28/31		2,170	2,080,835
5.400%	03/30/50		200	171,318
5.850%	08/21/33		430	430,097
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
2.800%	06/23/30		9,000	7,951,590
4.150%	03/29/27		1,220	1,193,758

Interest Rate	Maturity Date			Principal Amount (000)#	Value

SOVEREIGN BONDS(continued)
4.400%	03/01/28			200	$196,506
4.550%	03/29/26			4,995	4,962,682
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29			2,300	2,259,244
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.780%	12/01/60			4,050	2,459,038
3.300%	03/11/41			1,500	1,150,860
3.550%	03/10/51			650	483,509
6.150%	08/12/32		PEN	2,870	756,390
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
2.650%	12/10/45			4,875	3,269,760
4.625%	07/17/28			200	199,646
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50			900	816,975
4.817%	03/14/49			5,200	4,991,116
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50			1,160	1,052,990
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
3.500%	09/01/32			1,700	1,451,987
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.500%	04/04/53			660	662,561
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33		EUR	1,210	1,308,561
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30		ZAR	31,976	1,500,866
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.375%	07/24/44			800	567,288
5.650%	09/27/47			1,190	841,735
5.875%	04/20/32			2,330	2,063,588
6.250%	03/08/41			2,550	2,062,210
7.300%	04/20/52			725	609,254
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31			1,850	1,530,986
4.000%	02/14/51			4,250	3,024,640
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31			812	671,979
4.000%	02/14/51	(a)		640	455,475
Sr. Unsec’d. Notes, EMTN
3.375%	01/28/50		EUR	2,585	1,761,108
Unsec’d. Notes, 144A
3.000%	02/27/27			2,240	2,024,960
Unsec’d. Notes, 144A, MTN
2.875%	04/13/42		EUR	650	434,434
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60			635	548,589
Sr. Unsec’d. Notes, EMTN
3.250%	10/26/26			1,900	1,797,457
3.750%	01/21/55			1,820	1,373,445
5.000%	04/17/49			1,350	1,254,312

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS(continued)
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33		11,525	$9,613,002
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		6,975	5,338,595
Sr. Unsec’d. Notes, 144A
6.250%	05/26/28		880	874,430
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.125%	06/03/25	(d)	6,440	2,994,278
6.825%	07/18/26	(d)	1,250	569,500
6.850%	11/03/25	(d)	3,825	1,768,527
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26	(d)	800	364,480
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes
9.250%	10/26/26		3,058	2,291,849
Sr. Unsec’d. Notes, 144A
12.875%	12/30/23	(d)	775	637,329
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26		1,000	890,980
4.875%	04/16/43		1,320	844,747
6.000%	03/25/27		1,141	1,035,458
6.000%	01/14/41		3,500	2,566,340
6.500%	09/20/33		1,520	1,288,778
8.600%	09/24/27		1,425	1,398,438
9.375%	03/14/29		2,450	2,449,755
9.375%	01/19/33		950	951,188
9.875%	01/15/28		380	386,460
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.750%	10/28/34		2,090	2,262,237
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20	(d)	4,725	300,038
7.750%	10/13/19	(d)	5,500	288,750
11.750%	10/21/26	(d)	750	60,000
12.750%	08/23/22	(d)	3,025	192,088
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/23/23		4,588	2,401,451

TOTAL SOVEREIGN BONDS (cost $362,540,905)				309,305,592

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Federal Home Loan Mortgage Corp.
1.500%	04/01/37		912	786,410
2.000%	08/01/37		358	317,611
2.000%	03/01/42		2,273	1,930,291
2.000%	06/01/50		233	191,536
2.000%	07/01/50		184	151,899
2.000%	02/01/51		4,419	3,624,471
2.000%	04/01/51		964	788,998
2.000%	05/01/51		31	25,283
2.000%	05/01/51		1,215	996,535
2.000%	05/01/51		2,160	1,768,353

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.000%	07/01/51	18	$14,504
2.000%	12/01/51	1,300	1,062,036
2.000%	03/01/52	378	310,695
2.000%	04/01/52	638	520,514
2.000%	05/01/52	194	159,132
2.000%	07/01/52	691	563,788
2.500%	07/01/37	111	101,218
2.500%	07/01/37	986	897,872
2.500%	03/01/42	1,128	980,949
2.500%	07/01/50	162	139,166
2.500%	07/01/50	1,270	1,084,691
2.500%	10/01/50	323	275,511
2.500%	02/01/51	2,681	2,305,585
2.500%	05/01/51	149	127,652
2.500%	05/01/51	299	254,955
2.500%	06/01/51	467	403,127
2.500%	07/01/51	196	167,426
2.500%	08/01/51	376	320,672
2.500%	08/01/51	1,179	1,002,542
2.500%	01/01/52	2,637	2,254,144
2.500%	04/01/52	980	831,172
2.500%	04/01/52	6,617	5,613,915
2.500%	05/01/52	7,538	6,395,383
2.500%	07/01/52	86	73,242
3.000%	05/01/30	187	179,785
3.000%	11/01/33	315	295,332
3.000%	02/01/34	316	295,762
3.000%	04/01/34	26	24,267
3.000%	11/01/42	9	7,784
3.000%	01/01/43	10	9,118
3.000%	02/01/43	4	3,404
3.000%	02/01/43	7	6,513
3.000%	02/01/43	31	28,168
3.000%	03/01/43	28	24,923
3.000%	03/01/45	4	3,388
3.000%	04/01/45	33	29,666
3.000%	06/01/45	6	5,785
3.000%	06/01/45	51	46,259
3.000%	07/01/45	32	28,605
3.000%	02/01/47	212	190,252
3.000%	02/01/48	5	4,030
3.000%	09/01/49	371	332,705
3.000%	11/01/49	371	331,150
3.000%	02/01/50	139	124,189
3.000%	06/01/50	156	139,405
3.000%	08/01/50	667	596,585
3.000%	09/01/51	1,698	1,508,252
3.000%	11/01/51	1,134	999,464
3.000%	02/01/52	345	304,318
3.000%	03/01/52	346	305,291
3.000%	06/01/52	2,178	1,921,603
3.000%	06/01/52	3,273	2,881,402
3.000%	08/01/52	1,480	1,316,011
3.500%	02/01/34	46	44,587
3.500%	04/01/42	6	5,361
3.500%	04/01/42	61	56,960
3.500%	08/01/42	9	8,360
3.500%	08/01/42	12	11,519

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	08/01/42	60	$56,389
3.500%	09/01/42	1	1,228
3.500%	09/01/42	15	14,001
3.500%	09/01/42	85	79,548
3.500%	10/01/42	2	1,450
3.500%	10/01/42	23	21,161
3.500%	11/01/42	10	9,427
3.500%	12/01/42	110	102,955
3.500%	01/01/43	104	97,035
3.500%	04/01/43	3	3,154
3.500%	04/01/43	13	12,355
3.500%	04/01/43	80	75,004
3.500%	05/01/43	231	215,408
3.500%	10/01/43	27	24,948
3.500%	01/01/44	101	94,959
3.500%	03/01/44	177	164,246
3.500%	05/01/45	74	68,983
3.500%	06/01/45	15	13,533
3.500%	06/01/45	100	93,096
3.500%	12/01/46	759	706,384
3.500%	01/01/48	1,250	1,155,211
3.500%	03/01/48	562	519,004
3.500%	10/01/49	30	27,720
3.500%	12/01/49	75	69,007
3.500%	01/01/50	571	526,099
3.500%	02/01/50	1,595	1,486,057
3.500%	05/01/51	1,214	1,111,621
3.500%	04/01/52	6	5,755
3.500%	05/01/52	982	895,023
4.000%	06/01/33	53	51,503
4.000%	10/01/34	21	20,144
4.000%	08/01/37	906	875,605
4.000%	05/01/38	111	107,267
4.000%	10/01/40	1	1,322
4.000%	10/01/40	2	2,058
4.000%	10/01/40	7	6,453
4.000%	11/01/40	3	2,740
4.000%	12/01/40	1	981
4.000%	12/01/40	65	62,680
4.000%	12/01/40	151	144,731
4.000%	12/01/40	211	203,285
4.000%	02/01/41	42	40,292
4.000%	04/01/41	279	268,420
4.000%	10/01/41	16	15,115
4.000%	10/01/41	49	47,182
4.000%	12/01/41	35	33,190
4.000%	02/01/42	113	108,318
4.000%	03/01/42	3	2,995
4.000%	04/01/42	5	4,564
4.000%	04/01/42	13	12,171
4.000%	04/01/42	29	27,613
4.000%	07/01/42	262	252,101
4.000%	09/01/42	18	17,014
4.000%	11/01/42	123	118,687
4.000%	05/01/43	20	19,171
4.000%	09/01/43	81	77,777
4.000%	02/01/45	40	38,237
4.000%	05/01/45	15	14,356

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	01/01/46	857		$824,926
4.000%	04/01/46	2		2,260
4.000%	04/01/46	5		4,794
4.000%	04/01/46	85		81,256
4.000%	10/01/47	2		1,682
4.000%	04/01/48	2		2,285
4.000%	06/01/48	68		65,266
4.000%	02/01/50	1,329		1,268,483
4.500%	09/01/37	90		88,070
4.500%	05/01/39	22		21,268
4.500%	05/01/39	22		21,719
4.500%	06/01/39	13		13,017
4.500%	08/01/39	94		93,244
4.500%	09/01/39	7		6,817
4.500%	10/01/39	3		2,640
4.500%	10/01/39	6		6,233
4.500%	10/01/39	35		34,560
4.500%	10/01/39	126		124,455
4.500%	10/01/39	287		283,838
4.500%	12/01/39	9		9,257
4.500%	03/01/40	18		17,968
4.500%	05/01/40	9		8,581
4.500%	08/01/40	20		19,872
4.500%	08/01/40	32		31,391
4.500%	10/01/40	24		24,149
4.500%	11/01/40	17		16,323
4.500%	01/01/41	32		31,065
4.500%	02/01/41	4		3,803
4.500%	02/01/41	5		5,201
4.500%	02/01/41	5		5,217
4.500%	02/01/41	11		10,855
4.500%	03/01/41	25		24,512
4.500%	04/01/41	39		38,616
4.500%	04/01/41	71		70,183
4.500%	10/01/41	195		192,971
4.500%	01/01/42	11		11,194
4.500%	03/01/44	3		2,796
4.500%	03/01/44	10		9,373
4.500%	03/01/44	11		10,496
4.500%	12/01/48	191		187,895
4.500%	05/01/50	63		61,511
5.000%	07/01/25	—(r	)	1
5.000%	07/01/33	—(r	)	164
5.000%	11/01/33	1		708
5.000%	11/01/33	1		904
5.000%	11/01/33	1		1,286
5.000%	11/01/33	2		1,654
5.000%	07/01/35	269		270,832
5.000%	11/01/35	41		41,273
5.000%	12/01/35	—(r	)	473
5.000%	04/01/40	2		2,107
5.000%	04/01/40	18		18,589
5.000%	06/01/40	19		19,063
5.000%	07/01/40	2		2,023
5.000%	07/01/40	12		12,485
5.000%	08/01/40	8		8,231
5.000%	08/01/40	22		21,839
5.000%	08/01/40	64		64,236

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
5.000%	06/01/41	36		$35,960
5.000%	07/01/41	2		2,220
5.000%	07/01/41	3		3,196
5.000%	07/01/41	9		8,976
5.000%	07/01/41	12		12,173
5.000%	09/01/52	2,121		2,079,339
5.500%	03/01/34	9		9,385
5.500%	07/01/35	6		6,187
5.500%	01/01/38	173		177,090
5.500%	06/01/41	62		64,040
6.000%	10/01/32	—(r	)	31
6.000%	03/01/33	2		1,805
6.000%	12/01/33	4		4,568
6.000%	12/01/33	50		51,628
6.000%	06/01/37	—(r	)	328
6.000%	07/01/38	1		1,369
6.000%	08/01/38	3		2,663
6.500%	08/01/36	3		3,374
6.500%	09/01/39	8		8,545
7.000%	06/01/32	—(r	)	280
7.000%	06/01/32	—(r	)	375
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.278%, Floor 2.250%)
4.782%(c)	10/01/36	—(r	)	307
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.382%, Floor 1.625%)
4.850%(c)	04/01/37	8		7,904
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.850%, Floor 1.725%)
3.975%(c)	07/01/35	—(r	)	206
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.056%, Floor 1.733%)
4.108%(c)	02/01/37	4		3,639
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 10.072%, Floor 1.750%)
4.127%(c)	02/01/35	1		866
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.270%, Floor 1.750%)
4.000%(c)	07/01/41	51		50,515
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.505%, Floor 1.750%)
4.000%(c)	12/01/40	26		26,384
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.785%, Floor 1.785%)
4.035%(c)	02/01/37	—(r	)	208
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.823% (Cap 10.019%, Floor 1.823%)
4.072%(c)	03/01/36	1		1,078
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.827% (Cap 10.742%, Floor 1.827%)
4.201%(c)	02/01/37	1		1,145
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.842% (Cap 10.845%, Floor 1.842%)
4.091%(c)	01/01/37	2		1,574
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.910% (Cap 7.646%, Floor 1.910%)
4.240%(c)	10/01/42	7		7,199

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.930% (Cap 10.966%, Floor 1.930%)
4.187%(c)	12/01/36	—(r	)	$321
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.030% (Cap 11.127%, Floor 2.030%)
4.276%(c)	11/01/36	1		1,211
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.220% (Cap 11.100%, Floor 2.220%)
4.558%(c)	02/01/37	1		1,147
Federal National Mortgage Assoc.
1.500%	04/01/37	1,743		1,503,500
1.500%	05/01/37	1,439		1,241,341
1.500%	05/01/37	2,237		1,930,055
1.500%	01/01/42	1,603		1,297,922
2.000%	TBA	30,155		24,589,282
2.000%	TBA	8,920		7,903,956
2.000%	05/01/37	2,882		2,555,082
2.000%	06/01/37	236		208,826
2.000%	06/01/37	372		329,980
2.000%	07/01/37	59		52,591
2.000%	08/01/37	2,287		2,027,754
2.000%	04/01/42	2,668		2,264,986
2.000%	07/01/50	72		58,897
2.000%	08/01/50	803		660,827
2.000%	10/01/50	105		87,326
2.000%	10/01/50	701		577,544
2.000%	11/01/50	60		49,172
2.000%	01/01/51	8,144		6,697,506
2.000%	02/01/51	4,719		3,867,699
2.000%	03/01/51	5,140		4,211,641
2.000%	05/01/51	30		25,015
2.000%	05/01/51	9,425		7,717,166
2.000%	07/01/51	13		10,947
2.000%	07/01/51	30		25,043
2.000%	07/01/51	31		25,513
2.000%	12/01/51	4,716		3,853,307
2.000%	02/01/52	1,234		1,007,750
2.000%	02/01/52	1,427		1,171,947
2.000%	02/01/52	1,577		1,288,657
2.000%	02/01/52	3,125		2,549,722
2.000%	02/01/52	6,244		5,097,235
2.000%	03/01/52	737		604,135
2.000%	03/01/52	17,128		13,977,676
2.000%	04/01/52	991		808,358
2.000%	05/01/52	106		86,172
2.500%	TBA	27,290		23,138,935
2.500%	11/01/29	5		4,816
2.500%	01/01/31	38		35,426
2.500%	11/01/34	1,230		1,139,759
2.500%	03/01/37	4,691		4,274,247
2.500%	04/01/37	487		439,949
2.500%	05/01/37	1,070		974,110
2.500%	10/01/37	59		53,385
2.500%	07/01/50	942		807,385
2.500%	09/01/50	662		568,962
2.500%	01/01/51	359		307,326
2.500%	02/01/51	363		310,310
2.500%	05/01/51	178		152,071

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	05/01/51	180	$153,658
2.500%	05/01/51	232	198,817
2.500%	05/01/51	2,403	2,046,529
2.500%	06/01/51	351	301,340
2.500%	06/01/51	629	542,627
2.500%	07/01/51	548	465,853
2.500%	08/01/51	137	116,447
2.500%	08/01/51	299	255,186
2.500%	08/01/51	1,417	1,209,702
2.500%	08/01/51	3,491	2,970,621
2.500%	10/01/51	2,333	1,982,992
2.500%	10/01/51	2,785	2,366,690
2.500%	12/01/51	60	50,853
2.500%	01/01/52	65	54,745
2.500%	01/01/52	576	489,156
2.500%	01/01/52	1,352	1,155,749
2.500%	01/01/52	4,061	3,449,615
2.500%	03/01/52	124	106,106
2.500%	03/01/52	247	212,423
2.500%	04/01/52	977	829,212
2.500%	04/01/52	1,633	1,385,178
3.000%	TBA	221,420	194,858,249
3.000%	01/01/27	39	37,544
3.000%	08/01/27	3	2,844
3.000%	08/01/27	3	2,987
3.000%	10/01/27	10	9,586
3.000%	11/01/27	3	2,956
3.000%	12/01/27	6	5,415
3.000%	01/01/28	6	5,280
3.000%	02/01/28	4	4,174
3.000%	03/01/28	6	5,353
3.000%	04/01/28	5	4,601
3.000%	05/01/28	6	5,778
3.000%	06/01/28	5	5,182
3.000%	07/01/28	6	5,386
3.000%	08/01/28	6	5,917
3.000%	09/01/28	7	6,421
3.000%	11/01/28	115	109,844
3.000%	01/01/29	5	4,586
3.000%	02/01/29	113	107,338
3.000%	03/01/29	8	7,983
3.000%	12/01/32	49	46,322
3.000%	03/01/33	18	17,292
3.000%	06/01/33	1	1,090
3.000%	12/01/34	18	17,290
3.000%	12/01/34	68	63,508
3.000%	01/01/35	113	105,486
3.000%	05/01/35	1,919	1,795,910
3.000%	06/01/35	196	183,058
3.000%	01/01/40	1,296	1,182,685
3.000%	04/01/40	2,267	2,046,417
3.000%	09/01/42	102	91,992
3.000%	10/01/42	88	79,844
3.000%	10/01/42	245	221,335
3.000%	11/01/42	55	49,392
3.000%	11/01/42	57	51,103
3.000%	02/01/43	2	2,109
3.000%	02/01/43	3	2,607

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	02/01/43	5	$4,643
3.000%	02/01/43	9	7,891
3.000%	02/01/43	14	12,244
3.000%	02/01/43	43	38,512
3.000%	04/01/43	4	3,173
3.000%	04/01/43	1,043	941,571
3.000%	05/01/43	5	4,795
3.000%	05/01/43	14	12,566
3.000%	05/01/43	23	20,939
3.000%	05/01/43	146	132,181
3.000%	07/01/43	43	38,683
3.000%	08/01/43	17	15,027
3.000%	08/01/43	157	141,032
3.000%	09/01/43	211	190,686
3.000%	02/01/44	20	18,178
3.000%	12/01/44	2	1,504
3.000%	05/01/45	49	43,962
3.000%	08/01/45	117	105,341
3.000%	05/01/46	1,224	1,101,748
3.000%	08/01/46	99	88,850
3.000%	10/01/46	53	47,437
3.000%	11/01/46	42	37,928
3.000%	11/01/46	136	122,151
3.000%	11/01/46	203	181,354
3.000%	11/01/46	384	343,444
3.000%	11/01/46	1,455	1,313,343
3.000%	11/01/46	1,934	1,737,364
3.000%	12/01/46	247	221,145
3.000%	01/01/47	1,120	1,002,910
3.000%	06/01/47	405	362,977
3.000%	03/01/48	8	6,733
3.000%	08/01/49	319	285,696
3.000%	11/01/49	85	75,320
3.000%	02/01/50	88	78,498
3.000%	03/01/50	294	261,183
3.000%	05/01/50	16	14,212
3.000%	05/01/50	6,026	5,368,988
3.000%	07/01/50	145	129,527
3.000%	08/01/50	235	208,280
3.000%	08/01/50	433	383,914
3.000%	09/01/50	13	11,653
3.000%	10/01/50	789	699,394
3.000%	02/01/52	345	304,331
3.000%	03/01/52	392	345,864
3.500%	TBA	35,660	32,493,782
3.500%	07/01/30	12	11,905
3.500%	08/01/30	65	62,545
3.500%	07/01/32	185	178,120
3.500%	12/01/33	894	855,099
3.500%	01/01/34	2	2,068
3.500%	01/01/34	4	4,000
3.500%	01/01/34	9	8,384
3.500%	01/01/34	14	13,620
3.500%	05/01/34	368	352,385
3.500%	07/01/34	17	16,489
3.500%	07/01/34	50	47,328
3.500%	08/01/34	62	59,516
3.500%	02/01/35	41	38,568

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	09/01/37	31	$29,382
3.500%	12/01/41	27	25,746
3.500%	06/01/42	45	41,827
3.500%	06/01/42	95	88,322
3.500%	07/01/42	53	48,968
3.500%	08/01/42	118	108,296
3.500%	09/01/42	210	195,560
3.500%	10/01/42	190	176,779
3.500%	11/01/42	30	28,425
3.500%	01/01/43	32	30,145
3.500%	01/01/43	221	205,353
3.500%	04/01/43	23	21,243
3.500%	05/01/43	310	289,398
3.500%	06/01/43	123	114,658
3.500%	06/01/43	133	124,204
3.500%	07/01/43	18	16,749
3.500%	07/01/43	37	34,339
3.500%	07/01/43	49	45,780
3.500%	07/01/43	75	69,855
3.500%	07/01/43	155	144,766
3.500%	08/01/43	34	31,240
3.500%	08/01/43	38	35,890
3.500%	03/01/44	205	191,227
3.500%	11/01/45	14	13,207
3.500%	12/01/45	521	487,387
3.500%	12/01/45	2,064	1,919,724
3.500%	01/01/46	14	12,777
3.500%	01/01/46	164	152,380
3.500%	01/01/46	208	193,259
3.500%	05/01/46	71	65,731
3.500%	06/01/46	248	230,468
3.500%	02/01/47	1,157	1,081,920
3.500%	08/01/47	31	29,025
3.500%	09/01/47	15	14,004
3.500%	10/01/47	66	61,107
3.500%	11/01/47	18	16,754
3.500%	01/01/48	86	80,454
3.500%	02/01/48	380	350,748
3.500%	12/01/48	746	688,628
3.500%	06/01/49	363	334,711
3.500%	06/01/49	1,324	1,233,623
3.500%	06/01/49	1,547	1,427,545
3.500%	07/01/50	753	695,157
3.500%	08/01/50	97	89,607
3.500%	01/01/52	1,243	1,133,926
4.000%	TBA	26,500	24,867,559
4.000%	11/01/31	13	12,339
4.000%	07/01/35	498	481,715
4.000%	11/01/40	21	20,377
4.000%	11/01/40	146	140,739
4.000%	12/01/40	196	186,089
4.000%	01/01/41	24	22,708
4.000%	01/01/41	126	120,938
4.000%	02/01/41	24	22,575
4.000%	02/01/41	76	73,541
4.000%	03/01/41	201	192,895
4.000%	04/01/41	67	64,639
4.000%	10/01/41	80	76,820

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	11/01/41	68	$65,420
4.000%	01/01/42	93	89,160
4.000%	01/01/42	98	94,043
4.000%	02/01/42	12	11,595
4.000%	02/01/42	68	65,656
4.000%	02/01/42	104	99,923
4.000%	08/01/42	250	241,862
4.000%	10/01/43	44	42,523
4.000%	05/01/45	49	46,692
4.000%	06/01/45	81	76,131
4.000%	07/01/45	25	23,672
4.000%	09/01/45	44	41,410
4.000%	09/01/45	881	846,710
4.000%	10/01/45	2,617	2,516,145
4.000%	12/01/45	41	38,913
4.000%	03/01/46	158	151,872
4.000%	03/01/46	184	176,885
4.000%	09/01/46	39	36,909
4.000%	02/01/47	2,143	2,046,655
4.000%	08/01/47	465	444,178
4.000%	12/01/47	31	29,819
4.000%	10/01/48	622	595,440
4.000%	12/01/49	191	181,991
4.000%	10/01/51	460	435,449
4.000%	08/01/52	229	215,274
4.000%	09/01/52	1,069	1,003,185
4.500%	TBA	20,005	19,232,932
4.500%	03/01/39	46	45,497
4.500%	06/01/39	23	22,833
4.500%	08/01/39	61	59,803
4.500%	09/01/39	71	70,385
4.500%	11/01/39	21	20,391
4.500%	12/01/39	105	103,695
4.500%	12/01/39	244	240,785
4.500%	04/01/40	165	162,454
4.500%	07/01/40	17	17,231
4.500%	09/01/40	189	185,878
4.500%	11/01/40	278	273,859
4.500%	12/01/40	20	19,799
4.500%	12/01/40	31	31,046
4.500%	12/01/40	136	134,273
4.500%	02/01/41	31	30,917
4.500%	02/01/41	33	32,058
4.500%	02/01/41	50	49,486
4.500%	02/01/41	84	82,980
4.500%	04/01/41	246	243,184
4.500%	05/01/41	7	7,010
4.500%	05/01/41	252	247,722
4.500%	06/01/41	21	20,893
4.500%	06/01/41	22	21,633
4.500%	08/01/41	3	3,146
4.500%	10/01/41	3	3,104
4.500%	10/01/41	5	5,200
4.500%	11/01/41	4	3,986
4.500%	11/01/41	83	82,093
4.500%	04/01/42	36	35,344
4.500%	08/01/42	8	8,205
4.500%	09/01/42	6	6,032

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.500%	09/01/42	12		$12,001
4.500%	10/01/42	48		47,139
4.500%	09/01/43	14		13,249
4.500%	11/01/43	11		11,034
4.500%	06/01/44	15		14,638
4.500%	10/01/44	44		43,405
4.500%	02/01/45	11		10,497
4.500%	02/01/45	23		22,407
4.500%	10/01/45	28		27,259
4.500%	02/01/46	37		36,431
4.500%	06/01/46	7		6,362
4.500%	11/01/46	14		13,570
4.500%	12/01/46	29		28,165
4.500%	01/01/47	5		5,176
4.500%	01/01/47	9		8,536
4.500%	02/01/47	12		12,231
4.500%	11/01/47	430		423,820
4.500%	08/01/48	75		73,838
4.500%	12/01/48	312		305,575
4.500%	09/01/49	1,460		1,431,929
4.500%	01/01/50	59		57,188
4.500%	05/01/50	56		54,407
4.500%	07/01/52	136		131,098
4.500%	08/01/52	1,730		1,663,616
4.500%	10/01/52	389		374,326
5.000%	TBA	42,650		41,790,336
5.000%	09/01/23	1		1,359
5.000%	01/01/24	1		506
5.000%	06/01/24	—(r	)	247
5.000%	09/01/25	1		719
5.000%	04/01/34	2		1,780
5.000%	07/01/34	2		1,969
5.000%	03/01/35	86		87,003
5.000%	04/01/35	10		9,612
5.000%	04/01/35	96		96,684
5.000%	05/01/35	11		11,211
5.000%	06/01/35	3		3,017
5.000%	06/01/35	5		5,414
5.000%	06/01/35	12		11,723
5.000%	09/01/35	7		7,306
5.000%	10/01/35	14		14,055
5.000%	10/01/35	75		75,458
5.000%	03/01/36	27		27,274
5.000%	12/01/36	3		2,558
5.000%	12/01/36	97		97,617
5.000%	07/01/37	2		1,891
5.000%	07/01/37	261		263,120
5.000%	02/01/38	10		9,969
5.000%	05/01/38	66		66,915
5.000%	06/01/39	8		8,518
5.000%	06/01/39	40		40,158
5.000%	06/01/40	31		31,244
5.000%	06/01/40	38		38,654
5.000%	08/01/40	60		60,432
5.000%	04/01/41	119		120,241
5.000%	06/01/41	8		7,644
5.000%	06/01/41	19		19,036
5.000%	08/01/41	4		3,861

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
5.000%	09/01/41	50		$50,025
5.000%	01/01/42	67		67,216
5.000%	02/01/42	19		19,249
5.000%	05/01/42	37		36,786
5.000%	07/01/42	81		81,395
5.000%	11/01/44	122		122,692
5.000%	07/01/45	325		327,614
5.000%	12/01/47	603		607,734
5.000%	02/01/49	348		347,021
5.000%	08/01/52	561		549,877
5.000%	10/01/52	29		27,978
5.274%(cc)	08/01/41	30		30,227
5.500%	TBA	9,380		9,334,566
5.500%	09/01/34	37		37,538
5.500%	11/01/34	3		2,853
5.500%	12/01/34	11		10,834
5.500%	04/01/35	7		6,916
5.500%	11/01/35	35		36,158
5.500%	12/01/35	9		9,525
5.500%	01/01/36	1		1,345
5.500%	01/01/36	9		9,446
5.500%	03/01/36	1		1,470
5.500%	03/01/36	2		2,040
5.500%	05/01/36	44		45,387
5.500%	05/01/36	89		91,089
5.500%	07/01/36	193		197,857
5.500%	11/01/36	1		797
5.500%	08/01/37	2		2,185
5.500%	08/01/37	14		13,760
5.500%	08/01/37	54		55,089
5.500%	08/01/37	101		103,488
5.500%	09/01/37	36		36,747
5.500%	02/01/38	14		13,939
5.500%	02/01/38	89		90,885
5.500%	09/01/38	52		53,326
5.500%	04/01/39	28		29,057
5.500%	05/01/39	29		29,421
5.500%	03/01/40	56		56,864
5.500%	09/01/41	1		656
5.500%	09/01/41	84		86,405
6.000%	TBA	3,575		3,606,561
6.000%	11/01/32	2		2,245
6.000%	03/01/33	2		2,288
6.000%	04/01/33	2		2,126
6.000%	02/01/34	23		23,450
6.000%	08/01/34	2		1,811
6.000%	11/01/34	1		1,532
6.000%	11/01/34	98		100,894
6.000%	11/01/35	17		17,583
6.000%	12/01/35	3		3,202
6.000%	02/01/36	121		125,514
6.000%	04/01/36	—(r	)	10
6.000%	05/01/36	28		28,735
6.000%	05/01/36	37		37,935
6.000%	06/01/36	4		3,839
6.000%	09/01/36	3		3,630
6.000%	09/01/36	257		265,952
6.000%	11/01/36	7		7,632

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.000%	12/01/36	1		$1,357
6.000%	01/01/37	—(r	)	23
6.000%	01/01/37	3		3,359
6.000%	02/01/37	2		2,532
6.000%	02/01/37	30		30,973
6.000%	03/01/37	13		13,779
6.000%	03/01/37	81		84,361
6.000%	03/01/37	198		205,558
6.000%	05/01/37	—(r	)	36
6.000%	05/01/37	2		1,793
6.000%	06/01/37	4		3,843
6.000%	08/01/37	29		29,947
6.000%	08/01/37	159		164,452
6.000%	10/01/37	3		2,824
6.000%	02/01/38	12		12,590
6.000%	03/01/38	117		121,497
6.000%	04/01/38	4		4,504
6.000%	05/01/38	29		29,639
6.000%	08/01/38	4		3,675
6.000%	09/01/38	6		6,103
6.000%	10/01/38	25		26,078
6.000%	12/01/38	1		1,210
6.000%	04/01/39	2		1,894
6.000%	06/01/39	30		31,358
6.000%	09/01/39	140		145,174
6.000%	10/01/39	38		39,853
6.000%	02/01/40	18		18,976
6.000%	10/01/40	32		33,576
6.000%	12/01/52	801		809,268
6.000%	01/01/53	1,894		1,937,678
6.000%	02/01/53	2,052		2,099,717
6.500%	TBA	3,815		3,895,175
6.500%	07/01/32	1		1,006
6.500%	07/01/32	9		9,218
6.500%	07/01/32	15		15,883
6.500%	12/01/32	2		1,626
6.500%	12/01/32	4		3,903
6.500%	07/01/35	4		4,421
6.500%	12/01/35	37		38,915
6.500%	07/01/36	1		577
6.500%	07/01/36	137		142,737
6.500%	08/01/36	6		6,380
6.500%	08/01/36	26		26,817
6.500%	08/01/36	32		33,010
6.500%	09/01/36	15		15,729
6.500%	09/01/36	62		64,699
6.500%	10/01/36	2		1,688
6.500%	10/01/36	30		31,350
6.500%	11/01/36	2		1,651
6.500%	12/01/36	1		735
6.500%	10/01/37	1		1,011
6.500%	10/01/37	25		26,886
6.500%	10/01/37	102		107,723
6.500%	08/01/38	11		11,520
6.500%	06/01/39	8		7,980
6.500%	10/01/39	38		39,417
6.500%	05/01/40	35		36,164
6.500%	05/01/40	42		44,252

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
6.684%(cc)	02/01/39	13		$13,114
7.000%	01/01/31	—(r	)	38
7.000%	04/01/32	—(r	)	33
7.000%	04/01/37	9		8,633
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.165%, Floor 1.340%)
3.590%(c)	12/01/35	1		865
Federal National Mortgage Assoc., 12 Month LIBOR + 1.553% (Cap 9.886%, Floor 1.553%)
3.807%(c)	07/01/35	1		593
Federal National Mortgage Assoc., 12 Month LIBOR + 1.584% (Cap 10.387%, Floor 1.584%)
3.834%(c)	12/01/35	2		2,354
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 11.030%, Floor 1.655%)
3.905%(c)	08/01/37	1		503
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.515%, Floor 1.700%)
3.950%(c)	11/01/37	5		4,602
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.702%, Floor 1.800%)
4.055%(c)	01/01/42	21		20,791
Federal National Mortgage Assoc., 12 Month LIBOR + 1.803% (Cap 8.522%, Floor 1.803%)
4.069%(c)	12/01/40	37		37,400
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.670%, Floor 1.818%)
4.304%(c)	02/01/42	6		6,075
Federal National Mortgage Assoc., 12 Month LIBOR + 1.869% (Cap 11.075%, Floor 1.869%)
4.119%(c)	08/01/36	1		1,469
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.733%, Floor 1.892%)
4.142%(c)	12/01/35	1		767
Government National Mortgage Assoc.
1.500%	12/20/36	200		171,279
1.500%	01/20/37	256		219,803
1.500%	02/20/37	503		431,704
1.500%	05/20/37	432		370,354
2.000%	TBA	1,145		962,292
2.000%	03/20/51	1,301		1,097,711
2.000%	07/20/51	2,842		2,396,660
2.000%	08/20/51	6,676		5,617,018
2.000%	01/20/52	3,484		2,928,703
2.000%	03/20/52	1,510		1,268,828
2.500%	TBA	1,385		1,199,215
2.500%	08/20/50	849		734,953
2.500%	08/20/51	793		688,032
2.500%	10/20/51	8,963		7,766,940
2.500%	11/20/51	1,651		1,429,419
2.500%	12/20/51	1,953		1,691,368
2.500%	03/20/52	3,463		2,998,964
3.000%	10/15/42	9		8,560
3.000%	12/15/42	3		2,711
3.000%	05/15/43	8		7,341
3.000%	06/15/43	1		1,063
3.000%	07/15/43	19		17,715
3.000%	08/20/43	212		194,249

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	09/20/43	208	$190,205
3.000%	01/20/44	22	19,854
3.000%	02/20/44	74	67,955
3.000%	05/20/45	1,263	1,151,715
3.000%	05/20/46	33	29,909
3.000%	05/20/46	72	64,725
3.000%	05/20/46	168	152,970
3.000%	06/20/46	169	151,552
3.000%	07/20/46	49	43,683
3.000%	07/20/46	72	65,018
3.000%	07/20/46	78	70,694
3.000%	07/20/46	101	90,595
3.000%	07/20/46	211	190,169
3.000%	07/20/46	222	199,639
3.000%	08/20/46	57	51,566
3.000%	08/20/46	93	83,703
3.000%	08/20/46	94	84,811
3.000%	09/20/46	48	43,574
3.000%	09/20/46	53	47,885
3.000%	10/20/46	2,241	2,032,738
3.000%	11/20/46	1,028	932,808
3.000%	08/20/49	105	92,568
3.000%	10/20/49	251	219,498
3.000%	12/20/49	5	4,322
3.000%	01/20/50	6	5,565
3.000%	04/20/50	75	68,005
3.000%	05/20/50	576	507,313
3.000%	07/20/50	84	75,515
3.000%	07/20/50	139	120,999
3.000%	05/20/51	653	586,633
3.000%	06/20/51	511	459,217
3.000%	07/20/51	2,516	2,257,856
3.000%	10/20/51	2,239	2,008,021
3.000%	06/20/52	656	586,381
3.500%	05/20/42	7	6,271
3.500%	08/20/42	164	154,832
3.500%	11/20/42	4	3,481
3.500%	12/20/42	86	80,938
3.500%	03/20/43	211	195,667
3.500%	04/20/43	8	7,922
3.500%	05/20/43	112	105,943
3.500%	08/20/43	6	5,947
3.500%	11/15/43	267	251,812
3.500%	03/20/44	1	1,100
3.500%	10/20/44	34	31,926
3.500%	02/15/45	41	38,488
3.500%	02/20/45	103	96,266
3.500%	03/20/46	488	456,890
3.500%	04/20/46	7	6,850
3.500%	05/20/46	2	1,936
3.500%	05/20/46	2	2,142
3.500%	05/20/46	4	3,597
3.500%	05/20/46	5	4,255
3.500%	05/20/46	5	4,525
3.500%	05/20/46	7	6,114
3.500%	06/20/46	5	4,225
3.500%	06/20/46	5	4,765
3.500%	06/20/46	5	4,940

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.500%	06/20/46	6	$5,236
3.500%	06/20/46	18	16,808
3.500%	06/20/46	1,216	1,140,577
3.500%	07/20/46	93	87,007
3.500%	07/20/46	354	331,808
3.500%	09/20/46	112	105,069
3.500%	10/20/46	1,285	1,203,657
3.500%	12/20/47	949	888,869
3.500%	02/20/48	39	36,557
3.500%	12/20/49	1	478
3.500%	12/20/49	2	1,633
3.500%	12/20/49	2	1,910
3.500%	01/20/50	432	404,063
3.500%	03/20/50	837	777,511
3.500%	04/20/50	111	103,093
3.500%	05/20/50	168	156,577
3.500%	11/20/50	180	166,506
3.500%	10/20/52	2,187	2,018,122
4.000%	09/20/25	3	3,247
4.000%	11/20/25	8	7,955
4.000%	01/20/26	3	2,476
4.000%	10/20/40	16	15,286
4.000%	02/20/41	18	17,481
4.000%	03/20/41	70	68,440
4.000%	05/20/41	144	139,418
4.000%	10/15/41	7	6,677
4.000%	10/15/41	29	27,604
4.000%	10/15/41	34	33,211
4.000%	10/20/41	190	184,935
4.000%	11/20/41	27	26,698
4.000%	12/20/41	14	13,257
4.000%	09/20/42	14	13,509
4.000%	11/20/42	11	10,592
4.000%	08/20/43	5	5,052
4.000%	03/20/45	773	749,186
4.000%	08/20/45	51	49,087
4.000%	01/15/47	5	4,790
4.000%	01/15/47	5	5,191
4.000%	06/20/47	540	518,657
4.000%	09/20/47	346	332,902
4.000%	01/20/48	180	171,151
4.000%	05/20/49	55	52,075
4.000%	10/20/50	1,059	1,011,570
4.000%	10/20/52	4,785	4,527,332
4.500%	04/20/35	3	3,461
4.500%	05/15/39	2	1,755
4.500%	08/15/39	13	12,984
4.500%	09/15/39	68	67,252
4.500%	09/20/39	1	756
4.500%	10/15/39	5	4,916
4.500%	11/15/39	2	2,354
4.500%	11/15/39	4	4,045
4.500%	11/20/39	19	18,431
4.500%	02/15/40	8	8,318
4.500%	02/20/40	163	161,884
4.500%	03/15/40	17	16,429
4.500%	05/20/40	134	133,035
4.500%	06/15/40	1	879

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.500%	06/15/40	6	$6,369
4.500%	06/15/40	7	6,880
4.500%	06/15/40	23	23,109
4.500%	06/15/40	70	69,520
4.500%	07/15/40	1	505
4.500%	07/15/40	2	2,167
4.500%	08/15/40	10	10,320
4.500%	09/15/40	41	40,290
4.500%	09/20/40	77	76,435
4.500%	10/15/40	3	3,292
4.500%	11/20/40	40	40,089
4.500%	02/20/41	181	179,519
4.500%	03/15/41	29	28,753
4.500%	03/20/41	436	433,416
4.500%	05/20/41	1	612
4.500%	05/20/41	13	13,330
4.500%	06/20/41	2	2,354
4.500%	07/20/41	25	24,839
4.500%	08/20/41	156	155,301
4.500%	11/20/41	408	404,844
4.500%	02/20/42	1	734
4.500%	05/20/42	4	4,181
4.500%	06/20/43	1	915
4.500%	06/20/44	1	852
4.500%	10/20/44	1	818
4.500%	01/20/45	1	766
4.500%	09/15/45	113	111,985
4.500%	01/20/46	91	89,709
4.500%	03/20/46	1	1,188
4.500%	05/20/46	1	959
4.500%	07/20/46	35	34,510
4.500%	08/20/46	60	59,108
4.500%	09/20/46	51	49,120
4.500%	01/20/47	134	132,740
4.500%	09/20/49	222	214,364
4.500%	10/20/52	3,583	3,459,112
5.000%	TBA	1,470	1,444,505
5.000%	11/15/33	1	959
5.000%	05/15/34	57	56,691
5.000%	07/20/39	29	29,889
5.000%	08/15/39	2	2,456
5.000%	09/15/39	23	22,957
5.000%	10/15/39	5	4,666
5.000%	10/15/39	15	15,034
5.000%	10/20/39	1	1,427
5.000%	02/15/40	50	49,754
5.000%	02/15/40	50	49,754
5.000%	04/15/40	22	21,608
5.000%	05/20/40	117	119,254
5.000%	06/15/40	14	13,832
5.000%	06/15/40	20	19,983
5.000%	06/20/40	84	85,125
5.000%	07/15/40	3	2,568
5.000%	08/15/40	5	4,644
5.000%	08/20/40	65	65,638
5.000%	09/15/40	3	3,013
5.000%	09/15/40	4	3,838
5.000%	09/20/40	43	43,884

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
5.000%	03/20/41	89		$89,970
5.000%	08/20/41	100		101,816
5.000%	06/20/47	110		110,145
5.000%	04/20/48	45		44,772
5.000%	06/20/48	64		63,356
5.000%	09/20/48	385		383,138
5.000%	12/20/48	319		317,535
5.000%	05/20/49	22		21,438
5.000%	06/20/49	1,071		1,064,702
5.500%	TBA	9,895		9,848,617
5.500%	10/20/32	—(r	)	298
5.500%	03/20/34	1		1,006
5.500%	01/20/36	200		206,167
5.500%	03/20/48	91		93,261
5.500%	04/20/48	66		67,107
5.500%	05/20/48	31		31,091
5.500%	09/20/48	1		1,016
5.500%	10/20/48	18		18,279
5.500%	11/20/48	93		93,920
5.500%	12/20/48	331		335,303
5.500%	01/20/49	77		77,974
5.500%	03/20/49	116		117,533
5.500%	04/20/49	6		6,221
6.000%	TBA	2,395		2,410,904
6.000%	12/20/38	312		326,928
6.000%	05/15/40	93		97,386
6.500%	TBA	2,260		2,299,727
7.000%	12/20/52	987		1,011,396
7.000%	01/20/53	25		25,188
8.500%	06/15/26	—(r	)	235

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $733,345,240)				704,493,717

U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Bonds
3.000%	08/15/52(a)(k)	27,125		23,077,441
3.375%	08/15/42	24,920		22,622,688
3.625%	02/15/53(a)	16,465		15,814,118
3.625%	05/15/53	4,215		4,052,986
3.875%	02/15/43	8,680		8,465,713
4.000%	11/15/42(a)	29,285		29,115,696
4.000%	11/15/52(a)	36,670		37,689,884
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	11		10,286
0.125%	10/15/24	7		6,386
0.125%	10/15/25	1		887
0.125%	07/15/26	11		10,104
0.125%	04/15/27	101		93,271
0.125%	01/15/32	37		32,669
0.125%	02/15/52	27		17,780
0.250%	01/15/25	41		39,281
0.250%	07/15/29	4		3,575
0.375%	07/15/25	31		29,502
0.500%	01/15/28	8		7,017
0.625%	01/15/26	61		57,949
0.625%	07/15/32	5		4,416
0.750%	02/15/42	11		9,462
1.125%	01/15/33	27		26,071

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. TREASURY OBLIGATIONS(continued)
1.250%	04/15/28	—(r	)	$294
1.500%	02/15/53	1		1,093
1.625%	10/15/27	37		36,024
U.S. Treasury Notes
0.625%	08/15/30	2,350		1,872,289
0.750%	04/30/26	4,700		4,232,570
0.750%	05/31/26	3,187		2,862,822
0.875%	06/30/26	2,633		2,372,374
1.375%	11/15/31(a)	33,435		27,568,202
1.500%	01/31/27	15,500		14,042,031
1.500%	02/15/30	4,606		3,946,047
2.250%	01/31/24	20,230		19,860,170
2.750%	02/15/28	3,024		2,842,230
2.750%	08/15/32	4,000		3,667,500
3.750%	04/15/26	30,675		30,025,553
3.875%	01/15/26	36,095		35,423,859
4.000%	02/15/26(a)	6,250		6,154,785
4.125%	11/15/32(a)	31,265		31,953,807

TOTAL U.S. TREASURY OBLIGATIONS (cost $336,039,515)				328,048,832

TOTAL LONG-TERM INVESTMENTS (cost $11,252,034,201)				12,055,607,074

		Shares

SHORT-TERM INVESTMENTS — 22.5%

AFFILIATED MUTUAL FUNDS — 21.5%
PGIM Core Ultra Short Bond Fund(wd)		2,297,261,236		2,297,261,236
PGIM Institutional Money Market Fund (cost $743,463,480; includes $739,835,962 of cash collateral for securities on loan)(b)(wd)		743,869,012		743,348,304

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,040,724,716)				3,040,609,540

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(kk)(n) — 1.0%
U.S. Treasury Bills
5.248%	12/14/23	141,220		137,863,021
(cost $137,891,162)

TOTAL SHORT-TERM INVESTMENTS (cost $3,178,615,878)				3,178,472,561

TOTAL INVESTMENTS—107.8% (cost $14,430,650,079)				15,234,079,635
Liabilities in excess of other assets(z) — (7.8)%				(1,098,461,224)

NET ASSETS — 100.0%				$14,135,618,411

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14,842 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $728,840,544; cash collateral of $739,835,962 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
960	2 Year U.S. Treasury Notes	Sep. 2023	$195,210,000	$(2,783,258)
1,604	5 Year U.S. Treasury Notes	Sep. 2023	171,778,375	(3,253,135)
2,469	10 Year U.S. Treasury Notes	Sep. 2023	277,183,840	(4,180,169)
612	10 Year U.S. Ultra Treasury Notes	Sep. 2023	72,483,750	(464,309)
1,389	20 Year U.S. Treasury Bonds	Sep. 2023	176,272,781	(424,461)
91	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	12,395,906	(39,940)
2,020	Mini MSCI EAFE Index	Sep. 2023	217,705,500	1,233,813
869	Russell 2000 E-Mini Index	Sep. 2023	82,715,765	322,439
2,416	S&P 500 E-Mini Index	Sep. 2023	542,180,600	15,971,325

				6,382,305

Short Position:
36	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	4,903,875	(27,150)

				$6,355,155

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/25/23	BOA	GBP	3,240	$ 4,061,632	$ 4,115,821	$ 54,189	$—
Expiring 08/25/23	SSB	GBP	3,240	4,068,510	4,115,821	47,311	—
Canadian Dollar,
Expiring 07/21/23	BOA	CAD	8,130	6,076,892	6,139,030	62,138	—
Expiring 07/21/23	RBC	CAD	8,235	6,184,972	6,218,315	33,343	—
Danish Krone,
Expiring 07/14/23	BNP	DKK	54,275	8,025,819	7,960,893	—	(64,926)
Euro,
Expiring 08/25/23	BNP	EUR	225	246,259	246,203	—	(56)
Indonesian Rupiah,
Expiring 07/07/23	CITI	IDR	3,730,930	248,778	248,028	—	(750)
Expiring 07/07/23	GSI	IDR	1,650,478	110,378	109,722	—	(656)
Expiring 07/07/23	GSI	IDR	1,607,433	107,636	106,861	—	(775)
Mexican Peso,
Expiring 07/14/23	BNP	MXN	2,041	117,438	118,923	1,485	—
Expiring 07/14/23	RBC	MXN	10,148	592,215	591,198	—	(1,017)
Expiring 07/14/23	SSB	MXN	12,177	709,458	709,438	—	(20)
Expiring 07/14/23	SSB	MXN	9,472	552,230	551,812	—	(418)
Expiring 07/14/23	SSB	MXN	9,470	552,147	551,729	—	(418)
Peruvian Nuevo Sol,
Expiring 07/07/23	HSBC	PEN	2,685	739,140	739,639	499	—
Polish Zloty,
Expiring 08/18/23	CITI	PLN	51,930	12,425,823	12,740,180	314,357	—
South African Rand,
Expiring 07/14/23	BNP	ZAR	9,531	491,973	505,667	13,694	—

				$45,311,300	$45,769,280	527,016	(69,036)

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/05/23	BOA	BRL	2,219	$457,977	$457,950	$27	$—
Expiring 09/05/23	HSBC	BRL	6,902	1,363,632	1,424,273	—	(60,641)
Expiring 09/05/23	MSI	BRL	6,902	1,363,632	1,424,273	—	(60,641)
British Pound,
Expiring 07/21/23	HSBC	GBP	292	364,069	371,046	—	(6,977)
Expiring 08/25/23	GSI	GBP	6,480	8,090,559	8,231,642	—	(141,083)
Canadian Dollar,
Expiring 07/21/23	RBC	CAD	16,365	12,093,735	12,357,345	—	(263,610)
Colombian Peso,
Expiring 09/08/23	BNP	COP	2,821,148	617,466	663,315	—	(45,849)
Expiring 09/08/23	CITI	COP	4,252,880	941,945	999,948	—	(58,003)
Expiring 09/08/23	CITI	COP	2,094,702	462,560	492,512	—	(29,952)
Expiring 09/08/23	GSI	COP	1,364,790	319,324	320,893	—	(1,569)
Expiring 09/08/23	JPM	COP	2,115,861	466,324	497,487	—	(31,163)
Expiring 09/08/23	MSI	COP	3,761,530	826,437	884,420	—	(57,983)
Danish Krone,
Expiring 07/14/23	BNP	DKK	54,275	8,036,270	7,960,893	75,377	—
Euro,
Expiring 08/25/23	BARC	EUR	502	547,154	549,306	—	(2,152)
Expiring 08/25/23	BNP	EUR	13,558	14,838,633	14,835,252	3,381	—
Expiring 08/25/23	CITI	EUR	1,730	1,861,394	1,893,028	—	(31,634)
Expiring 08/25/23	HSBC	EUR	1,468	1,588,585	1,606,338	—	(17,753)
Expiring 08/25/23	JPM	EUR	865	932,686	946,514	—	(13,828)
Indonesian Rupiah,
Expiring 07/07/23	HSBC	IDR	5,155,458	341,127	342,729	—	(1,602)
Expiring 07/07/23	HSBC	IDR	1,833,383	121,255	121,881	—	(626)
Expiring 10/06/23	CITI	IDR	3,730,930	248,446	247,677	769	—
Expiring 10/06/23	GSI	IDR	1,650,478	110,260	109,567	693	—
Expiring 10/06/23	GSI	IDR	1,607,433	107,535	106,709	826	—
Mexican Peso,
Expiring 07/14/23	HSBC	MXN	12,562	682,152	731,829	—	(49,677)
Expiring 07/14/23	MSI	MXN	12,562	682,980	731,830	—	(48,850)
Expiring 07/14/23	MSI	MXN	8,973	488,193	522,736	—	(34,543)
Expiring 07/14/23	MSI	MXN	7,917	430,805	461,237	—	(30,432)
Expiring 07/14/23	RBC	MXN	10,767	587,292	627,283	—	(39,991)
Expiring 10/13/23	RBC	MXN	10,148	582,059	581,308	751	—
Expiring 10/13/23	SSB	MXN	12,177	697,391	697,570	—	(179)
Expiring 10/13/23	SSB	MXN	9,472	542,862	542,582	280	—
Expiring 10/13/23	SSB	MXN	9,470	542,780	542,500	280	—
Peruvian Nuevo Sol,
Expiring 07/07/23	CITI	PEN	2,685	710,863	739,639	—	(28,776)
Expiring 10/06/23	HSBC	PEN	2,685	734,468	734,770	—	(302)
Polish Zloty,
Expiring 08/18/23	CITI	PLN	51,930	12,372,829	12,740,180	—	(367,351)
South African Rand,
Expiring 07/14/23	UAG	ZAR	39,505	2,143,064	2,095,982	47,082	—

				$77,298,743	$78,594,444	129,466	(1,425,167)

						$656,482	$(1,494,203)

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Community Healthcare Systems, Inc.	06/20/25	5.000	%(Q)	650	11.193%	$(47,634)	$(68,240)	$(20,606)
MetLife, Inc.	06/20/28	1.000	%(Q)	292	1.074%	(4,703)	(856)	3,847

						$(52,337)	$(69,096)	$(16,759)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.39.V1	06/20/28	1.000	%(Q)	249,600	2.131%	$(17,204,545)	$(11,841,592)	$5,362,953
CDX.NA.HY.40.V1	06/20/28	5.000	%(Q)	135,600	4.285%	(193,289)	3,994,521	4,187,810
CDX.NA.IG.40.V1	06/20/28	1.000	%(Q)	763,400	0.660%	4,407,649	11,654,278	7,246,629

						$(12,990,185)	$3,807,207	$16,797,392

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.AAA	11/18/64	0.500	%(M)	12,065	$320,124	$321,509	$(1,385)	MSI

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$321,509	$—	$—	$(1,385)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$3,504,368
JPS	—	109,785,786

Total	$—	$113,290,154

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$1,959,430,532	$—	$—
Common Stocks	5,866,962,923	1,733,884,009	14,842
Preferred Stocks	2,307,326	11,079,086	—
Warrants	—	1	—
Asset-Backed Securities
Automobiles	—	31,159,717	—
Collateralized Loan Obligations	—	24,596,818	—
Equipment	—	1,128,485	—
Other	—	10,245,128	—
Student Loans	—	3,984,575	—
Commercial Mortgage-Backed Securities	—	22,331,737	—
Convertible Bonds	—	2,950,505	—
Corporate Bonds	—	1,018,998,147	—
Municipal Bonds	—	2,161,947	—
Residential Mortgage-Backed Securities	—	22,523,155	—
Sovereign Bonds	—	309,305,592	—
U.S. Government Agency Obligations	—	704,493,717	—
U.S. Treasury Obligations	—	328,048,832	—
Short-Term Investments
Affiliated Mutual Funds	3,040,609,540	—	—
U.S. Treasury Obligation	—	137,863,021	—

Total	$10,869,310,321	$4,364,754,472	$14,842

Other Financial Instruments*
Assets
Futures Contracts	$17,527,577	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	656,482	—

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Credit Default Swap Agreements	$—	$16,801,239	$—
OTC Credit Default Swap Agreement	—	320,124	—

Total	$17,527,577	$17,777,845	$—

Liabilities
Futures Contracts	$(11,172,422)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,494,203)	—
Centrally Cleared Credit Default Swap Agreement	—	(20,606)	—

Total	$(11,172,422)	$(1,514,809)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (5.2% represents investments purchased with collateral from securities on loan)	35.4%
U.S. Government Agency Obligations	5.0
Software	4.6
Semiconductors & Semiconductor Equipment	3.5
U.S. Treasury Obligations	3.3
Banks	3.3
Pharmaceuticals	3.1
Technology Hardware, Storage & Peripherals	2.9
Oil, Gas & Consumable Fuels	2.2
Sovereign Bonds	2.2
Insurance	2.1
Financial Services	2.1
Interactive Media & Services	2.0
Health Care Equipment & Supplies	1.5
Metals & Mining	1.4
Capital Markets	1.3
Chemicals	1.2
Hotels, Restaurants & Leisure	1.2
Broadline Retail	1.2
Health Care Providers & Services	1.1
Automobiles	1.1
Specialty Retail	1.1
Biotechnology	1.0
Beverages	0.9
Entertainment	0.9
Aerospace & Defense	0.9
Industrial Conglomerates	0.8
Machinery	0.8
Consumer Staples Distribution & Retail	0.8
Food Products	0.8
Specialized REITs	0.7
Electrical Equipment	0.7
Media	0.7
Life Sciences Tools & Services	0.6
Multi-Utilities	0.6
Electric Utilities	0.6
Ground Transportation	0.6
IT Services	0.5

Oil & Gas	0.5%
Personal Care Products	0.5
Electric	0.5
Trading Companies & Distributors	0.5
Textiles, Apparel & Luxury Goods	0.4
Industrial REITs	0.4
Automobile Components	0.4
Household Products	0.4
Residential REITs	0.4
Electronic Equipment, Instruments & Components	0.4
Diversified Telecommunication Services	0.4
Professional Services	0.4
Telecommunications	0.4
Household Durables	0.3
Wireless Telecommunication Services	0.3
Pipelines	0.3
Healthcare-Services	0.3
Diversified Financial Services	0.3
Tobacco	0.3
Real Estate Investment Trusts (REITs)	0.3
Retail REITs	0.2
Commercial Services	0.2
Energy Equipment & Services	0.2
Commercial Services & Supplies	0.2
Building Products	0.2
Auto Manufacturers	0.2
Containers & Packaging	0.2
Real Estate Management & Development	0.2
Retail	0.2
Communications Equipment	0.2
Collateralized Loan Obligations	0.2
Consumer Finance	0.2
Residential Mortgage-Backed Securities	0.2
Health Care REITs	0.2
Commercial Mortgage-Backed Securities	0.1
Auto Parts & Equipment	0.1
Construction & Engineering	0.1
Leisure Time	0.1
Advertising	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Industry Classification (continued):

Paper & Forest Products	0.1%
Office REITs	0.1
Internet	0.1
Packaging & Containers	0.1
Airlines	0.1
Construction Materials	0.1
Air Freight & Logistics	0.1
Passenger Airlines	0.1
Lodging	0.1
Other	0.1
Machinery-Diversified	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Healthcare-Products	0.1
Hotel & Resort REITs	0.1
Mining	0.1
Iron/Steel	0.1
Electronics	0.1
Building Materials	0.1
Semiconductors	0.1
Computers	0.1
Independent Power & Renewable Electricity Producers	0.0	*
Distribution/Wholesale	0.0	*
Engineering & Construction	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Transportation	0.0	*
Health Care Technology	0.0	*
Real Estate	0.0	*

Energy-Alternate Sources	0.0	*%
Foods	0.0	*
Student Loans	0.0	*
Apparel	0.0	*
Distributors	0.0	*
Leisure Products	0.0	*
Miscellaneous Manufacturing	0.0	*
Agriculture	0.0	*
Water	0.0	*
Metal Fabricate/Hardware	0.0	*
Forest Products & Paper	0.0	*
Municipal Bonds	0.0	*
Diversified REITs	0.0	*
Water Utilities	0.0	*
Multi-National	0.0	*
Environmental Control	0.0	*
Gas	0.0	*
Equipment	0.0	*
Investment Companies	0.0	*
Toys/Games/Hobbies	0.0	*
Savings & Loans	0.0	*

	107.8
Liabilities in excess of other assets	(7.8)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$16,801,239	*	Due from/to broker-variation margin swaps	$20,606	*
Credit contracts	Premiums paid for OTC swap agreements	321,509		—	—
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	1,385
Equity contracts	Due from/to broker-variation margin futures	17,527,577	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	656,482		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,494,203
Interest rate contracts	—	—		Due from/to broker-variation margin futures	11,172,422	*

		$35,306,807			$12,688,616

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$19,365,991
Equity contracts	52,262,291	—	—
Foreign exchange contracts	—	(1,100,004)	—
Interest rate contracts	(11,920,316)	—	—

Total	$40,341,975	$(1,100,004)	$19,365,991

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$ —	$ —	$2,113,899
Equity contracts	41,628,158	—	—
Foreign exchange contracts	—	(320,284)	—
Interest rate contracts	(9,605,813)	—	—

Total	$32,022,345	$(320,284)	$2,113,899

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,724,578,319
Futures Contracts - Short Positions (1)	53,618,010
Forward Foreign Currency Exchange Contracts - Purchased (2)	19,923,912
Forward Foreign Currency Exchange Contracts - Sold (2)	45,247,879
Credit Default Swap Agreements - Buy Protection (1)	12,062,333
Credit Default Swap Agreements - Sell Protection (1)	1,125,980,667

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$728,840,544	$(728,840,544)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$—	$(2,152)	$(2,152)	$—	$(2,152)
BNP	93,937	(110,831)	(16,894)	—	(16,894)
BOA	116,354	—	116,354	—	116,354
CITI	315,126	(516,466)	(201,340)	—	(201,340)
GSI	1,519	(144,083)	(142,564)	—	(142,564)
HSBC	499	(137,578)	(137,079)	—	(137,079)
JPM	—	(44,991)	(44,991)	—	(44,991)
MSI	321,509	(233,834)	87,675	—	87,675
RBC	34,094	(304,618)	(270,524)	—	(270,524)
SSB	47,871	(1,035)	46,836	—	46,836
UAG	47,082	—	47,082	—	47,082

	$977,991	$(1,495,588)	$(517,597)	$—	$(517,597)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $728,840,544:
Unaffiliated investments (cost $9,518,633,530)	$10,234,039,563
Affiliated investments (cost $4,912,016,549)	5,000,040,072
Foreign currency, at value (cost $2,712,424)	2,713,238
Dividends and interest receivable	34,713,836
Receivable for investments sold	29,741,537
Tax reclaim receivable	13,558,853
Due from broker-variation margin futures	10,565,324
Due from broker-variation margin swaps	2,577,756
Receivable for Portfolio shares sold	909,521
Unrealized appreciation on OTC forward foreign currency exchange contracts	656,482
Premiums paid for OTC swap agreements	321,509
Receivable from affiliate	44,926
Prepaid expenses and other assets	369,976

Total Assets	15,330,252,593

LIABILITIES
Payable to broker for collateral for securities on loan	739,835,962
Payable for investments purchased	441,255,563
Payable to affiliate	4,123,016
Accrued expenses and other liabilities	3,941,393
Management fee payable	3,179,139
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,494,203
Distribution fee payable	383,495
Foreign capital gains tax liability accrued	225,880
Payable for Portfolio shares purchased	189,201
Payable to custodian	4,238
Unrealized depreciation on OTC swap agreements	1,385
Affiliated transfer agent fee payable	707

Total Liabilities	1,194,634,182

NET ASSETS	$14,135,618,411

Net assets were comprised of:
Partners’ Equity	$14,135,618,411

Net asset value and redemption price per share, $14,135,618,411 / 362,645,989 outstanding shares of beneficial interest	$38.98

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $5,449,409 foreign withholding tax, of which $262,112 is reimbursable by an affiliate)	$80,413,843
Interest income (net of $4,765 foreign withholding tax)	57,706,221
Affiliated dividend income.	54,813,967
Income from securities lending, net (including affiliated income of $1,507,456)	1,749,137

Total income	194,683,168

EXPENSES
Management fee	42,656,491
Distribution fee	17,159,107
Custodian and accounting fees	534,097
Trustees’ fees.	117,671
Professional fees	65,751
Audit fee	29,654
Shareholders’ reports	9,370
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,996
Miscellaneous	158,983

Total expenses	60,735,120
Less: Fee waiver and/or expense reimbursement	(631,455)

Net expenses	60,103,665

NET INVESTMENT INCOME (LOSS)	134,579,503

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $641,280) (net of foreign capital gains taxes $(31,918))	179,457,694
Futures transactions	40,341,975
Forward currency contract transactions	(1,100,004)
Swap agreements transactions	19,365,991
Foreign currency transactions	(315,454)

237,750,202

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $37,395,336) (net of change in foreign capital gains taxes $(12,320))	887,504,750
Futures	32,022,345
Forward currency contracts	(320,284)
Swap agreements	2,113,899
Foreign currencies	212,692

921,533,402

NET GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS	1,159,283,604

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,293,863,107

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$134,579,503	$220,522,546
Net realized gain (loss) on investment and foreign currency transactions	237,750,202	(357,006,243)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	921,533,402	(3,070,676,057)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,293,863,107	(3,207,159,754)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [15,195,295 and 48,856,335 shares, respectively]	564,320,518	1,744,018,602
Portfolio shares purchased [26,272,893 and 140,197,831 shares, respectively]	(972,874,023)	(4,999,853,129)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(408,553,505)	(3,255,834,527)

TOTAL INCREASE (DECREASE)	885,309,602	(6,462,994,281)
NET ASSETS:
Beginning of period	13,250,308,809	19,713,303,090

End of period	$14,135,618,411	$13,250,308,809

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2023		2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$35.45		$42.39	$37.71	$33.51	$27.73		$29.29

Income (Loss) From Investment Operations:
Net investment income (loss)	0.36		0.53	0.36	0.44	0.60		0.55
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.17		(7.47)	4.32	3.76	5.18		(2.11)

Total from investment operations	3.53		(6.94)	4.68	4.20	5.78		(1.56)

Capital Contributions	—		—	—	—	—	(b)(c)(d)	—	(c)(d)

Net Asset Value, end of period	$38.98		$35.45	$42.39	$37.71	$33.51		$27.73

Total Return(e)	9.93%		(16.35)%	12.41%	12.53%	20.84	%(f)	(5.33	)%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14,136		$13,250	$19,713	$15,098	$14,946		$12,971
Average net assets (in millions)	$13,841		$15,628	$16,210	$13,597	$14,407		$14,949
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.88	%(h)	0.87%	0.86%	0.88%	0.88%		0.87%
Expenses before waivers and/or expense reimbursement	0.89	%(h)	0.88%	0.87%	0.89%	0.89%		0.88%
Net investment income (loss)	1.96	%(h)	1.41%	0.89%	1.33%	1.94%		1.86%
Portfolio turnover rate(i)	61%		184%	189%	169%	72%		61%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 85.1%
AFFILIATED MUTUAL FUND — 6.9%
Fixed Income
AST T. Rowe Price Fixed Income Central Portfolio*(wd)	17,097,449	$179,352,242

(cost $174,590,618)

COMMON STOCKS — 76.0%
Aerospace & Defense — 1.4%
Aerojet Rocketdyne Holdings, Inc.*	7,505	411,799
AeroVironment, Inc.*	1,800	184,104
Airbus SE (France)	30,723	4,441,984
CAE, Inc. (Canada)*	13,748	307,702
Dassault Aviation SA (France)	20,888	4,184,934
General Dynamics Corp.	5,468	1,176,440
HEICO Corp. (Class A Stock)	3,174	446,264
Hexcel Corp.	6,610	502,492
Howmet Aerospace, Inc.	51,190	2,536,977
L3Harris Technologies, Inc.	27,595	5,402,273
Leonardo SpA (Italy)	122,732	1,393,607
Mercury Systems, Inc.*	5,000	172,950
Montana Aerospace AG (Germany), 144A*	27,102	437,631
Northrop Grumman Corp.	11,203	5,106,328
Rolls-Royce Holdings PLC (United Kingdom)*	1,411,974	2,715,229
Safran SA (France)	16,664	2,611,411
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	18,704	545,970
Thales SA (France)	16,295	2,441,462
TransDigm Group, Inc.	1,974	1,765,092

		36,784,649

Air Freight & Logistics — 0.2%
Deutsche Group AG (Germany)	38,771	1,894,439
GXO Logistics, Inc.*	6,800	427,176
Hichain Logistics Co. Ltd. (China) (Class A Stock)	60,600	165,982
Sankyu, Inc. (Japan)	7,100	234,999
United Parcel Service, Inc. (Class B Stock)	7,066	1,266,580
YTO Express Group Co. Ltd. (China) (Class A Stock)	94,400	189,281

		4,178,457

Automobile Components — 0.4%
Autoliv, Inc. (Sweden)(a)	7,546	641,712
CIE Automotive SA (Spain)	13,135	401,890
Dowlais Group PLC (United Kingdom)*	152,717	246,317
Forvia (France)*	40,618	958,630
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	79,246	391,341
Gentex Corp.	19,362	566,532
Hesai Group (China), ADR*	3,073	32,359
Lear Corp.	4,411	633,199
Magna International, Inc. (Canada)	14,729	831,305
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	2,118	81,374
Musashi Seimitsu Industry Co. Ltd. (Japan)	21,100	260,132
Nifco, Inc. (Japan)	13,300	395,426

	Shares	Value

COMMON STOCKS (continued)
Automobile Components (cont’d.)
Nippon Seiki Co. Ltd. (Japan)	41,700	$284,425
Niterra Co. Ltd. (Japan)	44,000	882,799
Stanley Electric Co. Ltd. (Japan)	101,600	2,059,042
Toyo Tire Corp. (Japan)	41,800	555,103

		9,221,586

Automobiles — 0.7%
General Motors Co.	46,519	1,793,773
Knaus Tabbert AG (Germany)	5,967	393,839
Mercedes-Benz Group AG (Germany)	23,710	1,908,449
Rivian Automotive, Inc. (Class A Stock)*(a)	19,044	317,273
Stellantis NV (XPAR)	81,871	1,439,189
Stellantis NV (SGMX)	12,908	226,933
Suzuki Motor Corp. (Japan)	26,300	953,712
Tesla, Inc.*	28,081	7,350,763
Toyota Motor Corp. (Japan)	230,800	3,709,438

		18,093,369

Banks — 4.0%
Asia Commercial Bank JSC (Vietnam)	218,615	205,183
Axis Bank Ltd. (India)	281,479	3,396,425
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	2,729,624	654,501
Bank Central Asia Tbk PT (Indonesia)	4,238,400	2,599,404
Bank of America Corp.	395,427	11,344,801
BankUnited, Inc.	16,233	349,821
Barclays PLC (United Kingdom)	676,221	1,321,060
BAWAG Group AG (Austria), 144A*	75,231	3,468,312
BNP Paribas SA (France)	46,304	2,922,058
Capitec Bank Holdings Ltd. (South Africa)	10,139	844,885
Eagle Bancorp, Inc.	12,425	262,913
East West Bancorp, Inc.	20,480	1,081,139
Erste Group Bank AG (Austria)	35,836	1,257,051
FinecoBank Banca Fineco SpA (Italy)	40,502	545,182
First BanCorp. (Puerto Rico)	41,290	504,564
First Business Financial Services, Inc.	11,488	338,781
First Citizens BancShares, Inc. (Class A Stock)	370	474,877
First Horizon Corp.	24,386	274,830
First Internet Bancorp.	16,028	238,016
Fukuoka Financial Group, Inc. (Japan)	9,600	198,417
Hilltop Holdings, Inc.	11,300	355,498
Hingham Institution for Savings The(a)	1,150	245,157
Home BancShares, Inc.(a)	13,909	317,125
HSBC Holdings PLC (United Kingdom)	442,767	3,505,760
ICICI Bank Ltd. (India), ADR(a)	63,555	1,466,849
ING Groep NV (Netherlands)	376,983	5,082,333
JPMorgan Chase & Co.	142,949	20,790,503
KBC Group NV (Belgium)	18,822	1,313,791
Lloyds Banking Group PLC (United Kingdom)	3,040,792	1,685,659
Mitsubishi UFJ Financial Group, Inc. (Japan)	408,000	3,007,398
National Bank of Canada (Canada)	46,633	3,474,374
Nicolet Bankshares, Inc.	4,694	318,770
OFG Bancorp (Puerto Rico)	21,389	557,825
OTP Bank Nyrt (Hungary)	33,734	1,199,259

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Pacific Premier Bancorp, Inc.	11,434	$236,455
Park National Corp.(a)	3,034	310,439
Pinnacle Financial Partners, Inc.	6,386	361,767
PNC Financial Services Group, Inc. (The)	32,657	4,113,149
Popular, Inc. (Puerto Rico)	8,060	487,791
Renasant Corp.	12,142	317,270
Seacoast Banking Corp. of Florida	11,049	244,183
Shore Bancshares, Inc.	27,850	321,946
SouthState Corp.	5,590	367,822
Swedbank AB (Sweden) (Class A Stock)	159,003	2,683,354
TCS Group Holding PLC (Russia), GDR*^	8,149	1
U.S. Bancorp	66,478	2,196,433
UniCredit SpA (Italy)	117,626	2,735,225
United Overseas Bank Ltd. (Singapore)	101,800	2,112,478
Webster Financial Corp.	11,406	430,577
Wells Fargo & Co.	236,002	10,072,565
WesBanco, Inc.	12,964	332,008
Western Alliance Bancorp	19,188	699,786
WSFS Financial Corp.	9,500	358,340

		103,984,110

Beverages — 1.1%
Asahi Group Holdings Ltd. (Japan)	52,800	2,048,631
Boston Beer Co., Inc. (The) (Class A Stock)*	593	182,905
Carlsberg A/S (Denmark) (Class B Stock)	10,554	1,690,024
Coca-Cola Co. (The)	130,441	7,855,157
Coca-Cola Consolidated, Inc.	380	241,688
Constellation Brands, Inc. (Class A Stock)	8,972	2,208,278
Diageo PLC (United Kingdom)	39,920	1,716,201
Keurig Dr. Pepper, Inc.	33,969	1,062,211
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	6,067	1,413,124
PepsiCo, Inc.	47,562	8,809,434
Royal Unibrew A/S (Denmark)	3,939	352,593
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	66,000	602,578
Varun Beverages Ltd. (India)	82,126	805,322

		28,988,146

Biotechnology — 1.1%
AbbVie, Inc.	37,383	5,036,612
Abcam PLC (United Kingdom), ADR*	42,102	1,030,236
ACADIA Pharmaceuticals, Inc.*	15,856	379,751
Akero Therapeutics, Inc.*	2,820	131,666
Alkermes PLC*	9,755	305,331
Alnylam Pharmaceuticals, Inc.*	4,684	889,679
Amgen, Inc.	14,621	3,246,154
Apellis Pharmaceuticals, Inc.*	5,572	507,609
Argenx SE (Netherlands), ADR*	1,500	584,595
BeiGene Ltd. (China), ADR*	3,772	672,548
Biohaven Ltd.*	3,853	92,164
BioMarin Pharmaceutical, Inc.*	6,166	534,469
Blueprint Medicines Corp.*	5,959	376,609

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Cerevel Therapeutics Holdings, Inc.*	7,496	$238,298
Denali Therapeutics, Inc.*	7,700	227,227
Exact Sciences Corp.*	5,854	549,691
Exelixis, Inc.*	16,200	309,582
Genmab A/S (Denmark)*	3,442	1,304,372
Genus PLC (United Kingdom)	15,618	430,407
Horizon Therapeutics PLC*	7,000	719,950
IGM Biosciences, Inc.*(a)	8,076	74,541
Insmed, Inc.*	15,524	327,556
Intellia Therapeutics, Inc.*(a)	6,476	264,091
Ionis Pharmaceuticals, Inc.*	9,624	394,873
Karuna Therapeutics, Inc.*	3,129	678,524
Kymera Therapeutics, Inc.*	6,479	148,952
Mirati Therapeutics, Inc.*	2,500	90,325
Neurocrine Biosciences, Inc.*	5,077	478,761
Novavax, Inc.*(a)	9,800	72,814
Prothena Corp. PLC (Ireland)*	4,793	327,266
RAPT Therapeutics, Inc.*	10,206	190,852
Regeneron Pharmaceuticals, Inc.*	3,396	2,440,162
Relay Therapeutics, Inc.*	15,355	192,859
Replimune Group, Inc.*	10,492	243,624
REVOLUTION Medicines, Inc.*	7,250	193,938
Sage Therapeutics, Inc.*(a)	3,770	177,265
Sarepta Therapeutics, Inc.*	3,250	372,190
Scholar Rock Holding Corp.*	16,511	124,493
Seagen, Inc.*	9,679	1,862,820
TG Therapeutics, Inc.*	6,100	151,524
Twist Bioscience Corp.*	8,200	167,772
Ultragenyx Pharmaceutical, Inc.*	6,558	302,521
United Therapeutics Corp.*	1,933	426,710
Xencor, Inc.*	11,543	288,229
Zealand Pharma A/S (Denmark)*	14,591	523,768
Zentalis Pharmaceuticals, Inc.*	6,986	197,075

		28,280,455

Broadline Retail — 1.8%
Alibaba Group Holding Ltd. (China), ADR*	54,837	4,570,664
Amazon.com, Inc.*	227,435	29,648,427
Isetan Mitsukoshi Holdings Ltd. (Japan)	58,800	597,769
Kohl’s Corp.	23,628	544,625
MercadoLibre, Inc. (Brazil)*	2,440	2,890,424
Next PLC (United Kingdom)	12,392	1,086,607
Nordstrom, Inc.	3,404	69,680
Ollie’s Bargain Outlet Holdings, Inc.*	3,139	181,842
Ozon Holdings PLC (Russia), ADR*(a)^	6,700	1
Prosus NV (China)*	102,822	7,530,082
Ryohin Keikaku Co. Ltd. (Japan)	18,700	185,389

		47,305,510

Building Products — 0.5%
American Woodmark Corp.*	5,940	453,638
Apogee Enterprises, Inc.	8,990	426,755
Armstrong World Industries, Inc.	7,835	575,559
Assa Abloy AB (Sweden) (Class B Stock)	72,979	1,754,194
Astral Ltd. (India)	32,611	790,095
Blue Star Ltd. (India)	36,624	343,036
Builders FirstSource, Inc.*(a)	2,277	309,672

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Building Products (cont’d.)
Carel Industries SpA (Italy), 144A	23,902	$720,199
Carlisle Cos., Inc.	2,590	664,413
Carrier Global Corp.	44,829	2,228,449
Daikin Industries Ltd. (Japan)	7,900	1,618,752
Genuit Group PLC (United Kingdom)	84,412	314,524
Gibraltar Industries, Inc.*	7,109	447,298
Sanwa Holdings Corp. (Japan)	25,800	335,894
Simpson Manufacturing Co., Inc.	4,500	623,250
Trane Technologies PLC	10,480	2,004,405
Trex Co., Inc.*	5,460	357,958

		13,968,091

Capital Markets — 1.9%
Affiliated Managers Group, Inc.	2,150	322,263
Ares Management Corp. (Class A Stock)	10,547	1,016,203
Avantax, Inc.*	13,500	302,130
Avanza Bank Holding AB (Sweden)	26,574	541,527
Blackstone, Inc.	21,200	1,970,964
Blue Owl Capital, Inc.	23,744	276,618
Bridgepoint Group PLC (United Kingdom), 144A	331,465	852,849
Charles Schwab Corp. (The)	102,485	5,808,850
Coinbase Global, Inc. (Class A Stock)*(a)	2,237	160,057
Deutsche Boerse AG (Germany)	7,256	1,339,563
Euronext NV (Netherlands), 144A	9,286	631,587
flatexDEGIRO AG (Germany)*	70,792	702,392
Goldman Sachs Group, Inc. (The)	14,700	4,741,338
Greenhill & Co., Inc.	17,848	261,473
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	25,700	973,748
Intermediate Capital Group PLC (United Kingdom)	52,996	928,955
Investec PLC (United Kingdom)	125,162	701,301
Julius Baer Group Ltd. (Switzerland)	42,389	2,675,065
KKR & Co., Inc.	17,123	958,888
London Stock Exchange Group PLC (United Kingdom)	29,985	3,191,406
LPL Financial Holdings, Inc.	3,326	723,172
Morgan Stanley	73,768	6,299,787
MSCI, Inc.	817	383,410
Open Lending Corp.*	29,762	312,799
Partners Group Holding AG (Switzerland)	3,037	2,863,407
S&P Global, Inc.	8,067	3,233,980
Saudi Tadawul Group Holding Co. (Saudi Arabia)	4,540	228,542
Tikehau Capital SCA (France)	17,141	423,773
TMX Group Ltd. (Canada)	160,495	3,611,516
Tradeweb Markets, Inc. (Class A Stock)	6,497	444,915
UBS Group AG (Switzerland)	102,735	2,082,302
Van Lanschot Kempen NV (Netherlands)	13,797	462,695
Virtus Investment Partners, Inc.	2,654	524,085

		49,951,560

Chemicals — 1.6%
Air Products & Chemicals, Inc.	5,905	1,768,725

	Shares	Value
COMMON STOCKS (continued)
Chemicals (cont’d.)
Akzo Nobel NV (Netherlands)	65,936	$5,390,478
Axalta Coating Systems Ltd.*	6,692	219,564
Covestro AG (Germany), 144A*	40,714	2,118,459
Croda International PLC (United Kingdom)	12,866	919,720
DIC Corp. (Japan)	57,400	1,044,374
DSM-Firmenich AG (Switzerland)*	8,155	877,593
Fuso Chemical Co. Ltd. (Japan)	2,100	66,053
Huntsman Corp.	11,893	321,349
Linde PLC	29,733	11,330,652
Lotte Chemical Corp. (South Korea)	5,822	685,203
Nippon Sanso Holdings Corp. (Japan)	45,500	988,528
Nippon Shokubai Co. Ltd. (Japan)	15,000	560,838
Nippon Soda Co. Ltd. (Japan)	23,200	835,160
Nutrien Ltd. (Canada)	90,817	5,362,744
Olin Corp.	6,304	323,963
Quaker Chemical Corp.(a)	1,850	360,565
RPM International, Inc.	21,243	1,906,134
Sakata INX Corp. (Japan)	60,000	507,313
Scotts Miracle-Gro Co. (The)(a)	6,631	415,697
Sherwin-Williams Co. (The)	13,798	3,663,645
Sumitomo Seika Chemicals Co. Ltd. (Japan)	9,800	304,025
Tokai Carbon Co. Ltd. (Japan)	24,300	223,681
Tronox Holdings PLC	25,400	322,834
Victrex PLC (United Kingdom)	31,928	565,165
Westlake Corp.	1,668	199,276

		41,281,738

Commercial Services & Supplies — 0.5%
ARC Document Solutions, Inc.	61,202	198,295
Brady Corp. (Class A Stock)	7,300	347,261
Cintas Corp.	966	480,179
Clean Harbors, Inc.*	3,394	558,076
Daiei Kankyo Co. Ltd. (Japan)	37,500	662,190
Deluxe Corp.	17,000	297,160
Downer EDI Ltd. (Australia)	422,763	1,160,732
Norva24 Group AB (Sweden)*	109,553	253,215
OPENLANE, Inc.*	11,511	175,197
SPIE SA (France)	40,784	1,318,918
Stericycle, Inc.*	5,510	255,884
UniFirst Corp.	1,497	232,050
Waste Connections, Inc.	40,152	5,738,925

		11,678,082

Communications Equipment — 0.1%
CommScope Holding Co., Inc.*	22,800	128,364
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	66,000	354,935
Lumentum Holdings, Inc.*(a)	5,127	290,855
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	325,608	1,769,125
Viavi Solutions, Inc.*	44,657	505,964

		3,049,243

Construction & Engineering — 0.2%
Arcosa, Inc.	5,200	394,004

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
Comfort Systems USA, Inc.	3,020	$495,884
Larsen & Toubro Ltd. (India)	69,630	2,105,437
MasTec, Inc.*	5,500	648,835
SNC-Lavalin Group, Inc. (Canada)	13,650	358,058
WillScot Mobile Mini Holdings Corp.*	18,881	902,323
Worley Ltd. (Australia)	120,325	1,270,548

		6,175,089

Construction Materials — 0.1%
Heidelberg Materials AG (Germany)	14,754	1,213,348
Summit Materials, Inc. (Class A Stock)*	14,673	555,373
Taiheiyo Cement Corp. (Japan)	82,500	1,631,060

		3,399,781

Consumer Finance — 0.5%
Aiful Corp. (Japan)	316,300	736,920
Ally Financial, Inc.	10,050	271,451
American Express Co.	41,028	7,147,078
CreditAccess Grameen Ltd. (India)*	26,227	399,647
Funding Circle Holdings PLC (United Kingdom), 144A*	261,909	186,882
LendingTree, Inc.*	8,080	178,649
OneMain Holdings, Inc.	14,112	616,553
PROG Holdings, Inc.*	6,257	200,975
Shriram Finance Ltd. (India)	76,867	1,629,422
SLM Corp.	19,585	319,627
SoFi Technologies, Inc.*(a)	34,363	286,587

		11,973,791

Consumer Staples Distribution & Retail — 1.1%
BJ’s Wholesale Club Holdings, Inc.*	8,621	543,209
Casey’s General Stores, Inc.	1,893	461,665
Costco Wholesale Corp.	3,798	2,044,767
CP ALL PCL (Thailand)	620,400	1,095,170
Dollar General Corp.	24,319	4,128,880
JD Health International, Inc. (China), 144A*	166,850	1,059,805
Jeronimo Martins SGPS SA (Portugal)	66,424	1,829,887
MatsukiyoCocokara & Co. (Japan)	27,100	1,522,239
Performance Food Group Co.*	5,488	330,597
PriceSmart, Inc.	2,817	208,627
Raia Drogasil SA (Brazil)	209,714	1,293,358
Redcare Pharmacy NV (Netherlands), 144A*	10,243	1,060,872
Seven & i Holdings Co. Ltd. (Japan)	69,000	2,980,949
Sprouts Farmers Market, Inc.*	8,255	303,206
Target Corp.	14,175	1,869,683
Walmart, Inc.	44,284	6,960,559

		27,693,473

Containers & Packaging — 0.3%
Amcor PLC, CDI	89,916	892,382
Avery Dennison Corp.	14,015	2,407,777
Ball Corp.	33,315	1,939,266
Crown Holdings, Inc.(a)	4,967	431,483
Graphic Packaging Holding Co.	19,824	476,371
Klabin SA (Brazil), UTS	131,500	599,525

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
O-I Glass, Inc.*	14,800	$315,684

		7,062,488

Diversified Consumer Services — 0.2%
Arco Platform Ltd. (Brazil) (Class A Stock)*	24,902	302,310
Auction Technology Group PLC (United Kingdom)*	32,958	313,481
Bright Horizons Family Solutions, Inc.*	6,173	570,694
Frontdoor, Inc.*	8,950	285,505
Graham Holdings Co. (Class B Stock)	580	331,458
IDP Education Ltd. (Australia)	22,279	329,926
Pearson PLC (United Kingdom)	91,915	963,622
Service Corp. International	29,046	1,876,081
Strategic Education, Inc.	4,171	282,961

		5,256,038

Diversified REITs — 0.0%
WP Carey, Inc.	7,224	488,053

Diversified Telecommunication Services — 0.7%
ATN International, Inc.	10,412	381,079
Deutsche Telekom AG (Germany)	272,414	5,943,669
GCI Liberty, Inc. (Class A Stock)*^	5,713	1
Helios Towers PLC (Tanzania)*	303,817	360,569
Indus Towers Ltd. (India)*	181,404	364,006
KT Corp. (South Korea), ADR(a)	85,260	963,438
Liberty Global PLC (United Kingdom) (Class C Stock)*	14,967	265,964
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	18,969	163,513
Nippon Telegraph & Telephone Corp. (Japan)	4,693,600	5,553,966
Sarana Menara Nusantara Tbk PT (Indonesia)	15,864,700	1,124,376
Verizon Communications, Inc.	61,384	2,282,871

		17,403,452

Electric Utilities — 0.9%
Constellation Energy Corp.	43,188	3,953,861
EDP - Energias do Brasil SA (Brazil)	137,842	679,393
Enel SpA (Italy)	422,459	2,848,398
Entergy Corp.	9,040	880,225
Evergy, Inc.	22,474	1,312,931
FirstEnergy Corp.	24,035	934,481
Iberdrola SA (Spain)	214,823	2,805,331
IDACORP, Inc.	5,651	579,793
NextEra Energy, Inc.	64,863	4,812,834
OGE Energy Corp.	8,368	300,495
Southern Co. (The)	64,831	4,554,378

		23,662,120

Electrical Equipment — 1.0%
AMETEK, Inc.	22,126	3,581,757
Eaton Corp. PLC	31,617	6,358,179
Hongfa Technology Co. Ltd. (China) (Class A Stock)	84,840	372,578
Hubbell, Inc.	10,355	3,433,304
Idec Corp. (Japan)(a)	19,300	444,370

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Mitsubishi Electric Corp. (Japan)	123,100	$1,740,246
NARI Technology Co. Ltd. (China) (Class A Stock)	512,803	1,631,644
Plug Power, Inc.*(a)	25,014	259,895
Polycab India Ltd. (India)	10,537	456,990
Prysmian SpA (Italy)	36,296	1,518,033
Schneider Electric SE	9,697	1,761,719
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	109,200	548,583
Shoals Technologies Group, Inc. (Class A Stock)*	10,251	262,016
Signify NV, 144A	36,279	1,017,044
Sunrun, Inc.*(a)	12,200	217,892
Thermon Group Holdings, Inc.*	15,826	420,972
TPI Composites, Inc.*	11,400	118,218
Warom Technology, Inc. Co. (China) (Class A Stock)	152,600	559,223

		24,702,663

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	36,166	3,072,302
Avnet, Inc.	10,663	537,948
Badger Meter, Inc.	4,636	684,088
BOE Varitronix Ltd. (China)	182,000	262,867
Cognex Corp.	9,176	514,039
Coherent Corp.*	9,883	503,835
Daiwabo Holdings Co. Ltd. (Japan)	32,700	633,221
Horiba Ltd. (Japan)	7,100	408,352
Itron, Inc.*	3,900	281,190
Keyence Corp. (Japan)	5,400	2,565,846
Littelfuse, Inc.	2,307	672,052
Murata Manufacturing Co. Ltd. (Japan)	33,800	1,941,503
National Instruments Corp.	6,034	346,352
Nippon Ceramic Co. Ltd. (Japan)	10,500	199,972
Novanta, Inc.*	2,438	448,836
Renishaw PLC (United Kingdom)	6,061	300,759
Sensirion Holding AG (Switzerland), 144A*	2,462	269,634
Shimadzu Corp. (Japan)	40,600	1,254,890
TE Connectivity Ltd.	45,005	6,307,901
Zhejiang Supcon Technology Co. Ltd. (China) (Class A Stock)	21,694	187,981

		21,393,568

Energy Equipment & Services — 0.4%
ChampionX Corp.	6,854	212,748
China Oilfield Services Ltd. (China) (Class A Stock)	164,700	314,991
Halliburton Co.	17,856	589,070
Liberty Energy, Inc.	20,591	275,302
Modec, Inc. (Japan)*	28,200	273,743
Natural Gas Services Group, Inc.*	12,288	121,651
NOV, Inc.	49,900	800,396
Schlumberger NV	84,445	4,147,938
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	5,411	313,409
Seadrill Ltd. (Bermuda)*	13,112	541,132
Subsea 7 SA (United Kingdom)	32,802	408,557
TechnipFMC PLC (United Kingdom)*	100,332	1,667,518

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
TGS ASA (Norway)	51,091	$761,300
Tidewater, Inc.*	13,555	751,489
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	79,400	274,913

		11,454,157

Entertainment — 0.7%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	11,299	49,716
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	4,735	320,181
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	35,575	2,678,086
Live Nation Entertainment, Inc.*	5,424	494,181
Netflix, Inc.*	11,616	5,116,732
ROBLOX Corp. (Class A Stock)*	11,711	471,953
Sea Ltd. (Singapore), ADR*(a)	40,714	2,363,041
Sphere Entertainment Co.*	10,286	281,733
Ubisoft Entertainment SA (France)*	44,917	1,269,598
Walt Disney Co. (The)*	36,977	3,301,306
Warner Music Group Corp. (Class A Stock)	6,480	169,063
World Wrestling Entertainment, Inc. (Class A Stock)	2,300	249,481

		16,765,071

Financial Services — 3.0%
Adyen NV (Netherlands), 144A*	1,517	2,626,940
Affirm Holdings, Inc.*(a)	23,776	364,486
Apollo Global Management, Inc.	26,610	2,043,914
Banca Mediolanum SpA (Italy)	173,264	1,567,271
Berkshire Hathaway, Inc. (Class B Stock)*	37,772	12,880,252
BFF Bank SpA (Italy), 144A	30,896	338,617
Block, Inc.*	22,092	1,470,664
Corebridge Financial, Inc.(a)	81,643	1,441,815
Edenred (France)	7,048	472,106
eGuarantee, Inc. (Japan)	12,200	162,768
Element Fleet Management Corp. (Canada)	26,371	401,711
Equitable Holdings, Inc.	23,381	635,028
Euronet Worldwide, Inc.*	2,579	302,697
Fidelity National Information Services, Inc.	33,847	1,851,431
Fiserv, Inc.*	85,690	10,809,794
FleetCor Technologies, Inc.*	11,212	2,815,109
Housing Development Finance Corp. Ltd. (India)	108,589	3,746,351
Hypoport SE (Germany)*	1,637	299,150
Mastercard, Inc. (Class A Stock)	23,219	9,132,033
Ocwen Financial Corp.*	6,668	199,840
ORIX Corp. (Japan)	102,900	1,876,505
Payoneer Global, Inc.*	35,301	169,798
Radian Group, Inc.	10,080	254,822
Syncona Ltd.*	140,567	272,640
TFS Financial Corp.(a)	15,713	197,512
Tokyo Century Corp. (Japan)	11,500	415,298
Visa, Inc. (Class A Stock)(a)	83,025	19,716,777
Voya Financial, Inc.	4,934	353,817

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
WEX, Inc.*	1,911	$347,936

		77,167,082

Food Products — 1.2%
Barry Callebaut AG (Switzerland)	1,017	1,964,926
Calbee, Inc. (Japan)	37,200	703,840
Cal-Maine Foods, Inc.	5,428	244,260
Darling Ingredients, Inc.*	9,174	585,209
Flowers Foods, Inc.	10,421	259,274
Freshpet, Inc.*(a)	2,943	193,679
General Mills, Inc.	17,338	1,329,825
Ingredion, Inc.(a)	2,430	257,458
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	375,000	1,462,114
Kerry Group PLC (Ireland) (Class A Stock)	13,644	1,331,696
Kraft Heinz Co. (The)(a)	71,172	2,526,606
Maple Leaf Foods, Inc. (Canada)	13,400	261,779
Mondelez International, Inc. (Class A Stock)	161,722	11,796,003
Nestle SA	51,181	6,156,645
Post Holdings, Inc.*	2,480	214,892
Simply Good Foods Co. (The)*	6,902	252,544
Toly Bread Co. Ltd. (China) (Class A Stock)	116,460	162,325

		29,703,075

Gas Utilities — 0.1%
Atmos Energy Corp.	14,600	1,698,564
China Resources Gas Group Ltd. (China)	146,000	500,691
National Fuel Gas Co.	4,337	222,748
Southwest Gas Holdings, Inc.	4,351	276,941
UGI Corp.	10,874	293,272

		2,992,216

Ground Transportation — 1.4%
Canadian National Railway Co. (Canada)(a)	16,096	1,948,743
Canadian Pacific Kansas City Ltd. (Canada)(a)	40,412	3,264,077
CSX Corp.	188,926	6,442,377
J.B. Hunt Transport Services, Inc.	10,048	1,818,989
Knight-Swift Transportation Holdings, Inc.	5,900	327,804
Landstar System, Inc.	2,380	458,245
Localiza Rent a Car SA (Brazil)	91,941	1,315,116
Lyft, Inc. (Class A Stock)*	18,000	172,620
Mobico Group PLC (United Kingdom)	30,152	37,306
Norfolk Southern Corp.	9,403	2,132,224
Old Dominion Freight Line, Inc.	9,286	3,433,499
RXO, Inc.*	12,500	283,375
Saia, Inc.*	4,696	1,607,957
Uber Technologies, Inc.*	62,362	2,692,168
Union Pacific Corp.	50,863	10,407,587
XPO, Inc.*	6,500	383,500

		36,725,587

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies — 2.2%
Alcon, Inc. (Switzerland)	52,485	$4,354,281
Align Technology, Inc.*	979	346,214
Becton, Dickinson & Co.	39,171	10,341,536
Cochlear Ltd. (Australia)	3,135	480,307
DiaSorin SpA (Italy)	12,997	1,353,883
Eiken Chemical Co. Ltd. (Japan)	30,100	322,404
Enovis Corp.*	6,159	394,915
Envista Holdings Corp.*	8,946	302,733
EssilorLuxottica SA (France)	6,983	1,316,786
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	22,347	336,496
GE HealthCare Technologies, Inc.	72,261	5,870,484
Haemonetics Corp.*	3,360	286,070
ICU Medical, Inc.*(a)	1,807	321,989
Inari Medical, Inc.*(a)	7,627	443,434
Inspire Medical Systems, Inc.*	1,884	611,622
Intuitive Surgical, Inc.*	18,342	6,271,863
Koninklijke Philips NV (Netherlands)*	168,810	3,657,718
Medtronic PLC	34,852	3,070,461
Nakanishi, Inc. (Japan)	18,200	403,035
Nevro Corp.*	4,657	118,381
Nipro Corp. (Japan)	73,700	522,594
Novocure Ltd.*(a)	3,866	160,439
Olympus Corp. (Japan)	132,100	2,090,529
OraSure Technologies, Inc.*	28,200	141,282
Penumbra, Inc.*	2,494	858,086
PROCEPT BioRobotics Corp.*	4,907	173,462
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	32,082	227,216
QuidelOrtho Corp.*	2,840	235,322
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	280,000	1,050,132
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	401,200	526,436
Shockwave Medical, Inc.*	2,698	770,036
Smith & Nephew PLC (United Kingdom)	143,419	2,313,826
Stryker Corp.	21,034	6,417,263
Teleflex, Inc.	1,563	378,293

		56,469,528

Health Care Providers & Services — 2.8%
Amedisys, Inc.*	3,420	312,725
AmerisourceBergen Corp.(a)	49,232	9,473,714
Amplifon SpA (Italy)	79,450	2,914,211
Apollo Medical Holdings, Inc.*(a)	3,900	123,240
Bumrungrad Hospital PCL (Thailand)	40,700	259,728
Chemed Corp.	1,000	541,670
Cigna Group (The)	6,274	1,760,484
dentalcorp Holdings Ltd. (Canada)*	38,822	215,100
Elevance Health, Inc.	39,303	17,461,930
Fresenius SE & Co. KGaA (Germany)	39,561	1,097,294
Guardant Health, Inc.*	9,301	332,976
HCA Healthcare, Inc.	17,081	5,183,742
Humana, Inc.	11,100	4,963,143
Integrated Diagnostics Holdings PLC (Egypt), 144A	287,081	137,736
Invitae Corp.*(a)	93,500	105,655

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
McKesson Corp.	11,980	$5,119,174
Molina Healthcare, Inc.*	5,794	1,745,384
Pediatrix Medical Group, Inc.*	16,066	228,298
Pennant Group, Inc. (The)*	19,062	234,081
Progyny, Inc.*	6,700	263,578
Select Medical Holdings Corp.	21,062	671,035
Tenet Healthcare Corp.*	6,100	496,418
UnitedHealth Group, Inc.	38,245	18,382,077

		72,023,393

Health Care REITs — 0.3%
Healthcare Realty Trust, Inc.	100,562	1,896,599
Omega Healthcare Investors, Inc.(a)	7,387	226,707
Ventas, Inc.	30,184	1,426,798
Welltower, Inc.	42,004	3,397,704

		6,947,808

Health Care Technology — 0.1%
Phreesia, Inc.*	4,892	151,701
Simulations Plus, Inc.	6,023	260,976
Veeva Systems, Inc. (Class A Stock)*	12,015	2,375,726

		2,788,403

Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	103,034	1,556,844
Braemar Hotels & Resorts, Inc.	51,018	205,092
Host Hotels & Resorts, Inc.	27,331	459,981
Pebblebrook Hotel Trust(a)	49,390	688,497
RLJ Lodging Trust	23,368	239,989
Xenia Hotels & Resorts, Inc.	16,424	202,179

		3,352,582

Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. (Class A Stock)*	12,356	1,583,545
Amadeus IT Group SA (Spain)*	49,653	3,781,095
Aramark	6,700	288,435
Bloomin’ Brands, Inc.	8,447	227,140
Booking Holdings, Inc.*	2,091	5,646,390
Brinker International, Inc.*	4,640	169,824
Carrols Restaurant Group, Inc.*	29,200	147,168
Cava Group, Inc.*(a)	2,325	95,209
Cheesecake Factory, Inc. (The)(a)	7,040	243,443
Chipotle Mexican Grill, Inc.*	2,260	4,834,140
Denny’s Corp.*	22,915	282,313
DoorDash, Inc. (Class A Stock)*	18,124	1,385,036
DraftKings, Inc. (Class A Stock)*	20,513	545,030
Galaxy Entertainment Group Ltd. (Macau)*	221,000	1,407,929
H World Group Ltd. (China)*	155,000	600,682
Hilton Worldwide Holdings, Inc.	30,313	4,412,057
InterContinental Hotels Group PLC (United Kingdom)	26,343	1,821,001
Las Vegas Sands Corp.*	23,498	1,362,884
Light & Wonder, Inc.*	4,900	336,924
Marriott International, Inc. (Class A Stock)	12,508	2,297,594
Marriott Vacations Worldwide Corp.	2,702	331,589
McDonald’s Corp.	25,155	7,506,504

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Noodles & Co.*	35,800	$121,004
Planet Fitness, Inc. (Class A Stock)*	10,533	710,346
Trainline PLC (United Kingdom), 144A*	142,754	472,556
Travel + Leisure Co.	7,080	285,607
Vail Resorts, Inc.	1,350	339,876
Wendy’s Co. (The)	10,438	227,026
Wingstop, Inc.	1,398	279,824
Yum China Holdings, Inc. (China)(a)	37,300	2,107,450
Yum! Brands, Inc.	15,965	2,211,951
Zomato Ltd. (India)*	464,081	425,806

		46,487,378

Household Durables — 0.3%
Ariston Holding NV (Italy)	45,683	483,060
Cairn Homes PLC (Ireland)	437,729	554,729
Cavco Industries, Inc.*	420	123,900
Century Communities, Inc.	5,746	440,259
Dixon Technologies India Ltd. (India)	4,427	237,396
Haier Smart Home Co. Ltd. (China) (Class H Stock)	133,400	420,684
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	93,110	488,988
KB Home	8,900	460,219
Lennar Corp. (Class A Stock)	1,195	149,745
MDC Holdings, Inc.	8,122	379,866
Persimmon PLC (United Kingdom)	16,217	211,303
Skyline Champion Corp.*	2,888	189,020
Sony Group Corp. (Japan)	22,900	2,067,188
Taylor Wimpey PLC (United Kingdom)	724,632	946,655
Tempur Sealy International, Inc.	11,848	474,749

		7,627,761

Household Products — 0.5%
Colgate-Palmolive Co.	24,147	1,860,285
Essity AB (Sweden) (Class B Stock)	92,812	2,471,739
Procter & Gamble Co. (The)	59,519	9,031,413
WD-40 Co.(a)	1,267	239,019

		13,602,456

Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. (Class C Stock)	3,292	94,019
Electric Power Development Co. Ltd. (Japan)	36,900	543,158
NTPC Ltd. (India)	1,467,963	3,390,391
Vistra Corp.	13,000	341,250

		4,368,818

Industrial Conglomerates — 1.5%
CK Hutchison Holdings Ltd. (United Kingdom)	166,000	1,013,155
Fosun International Ltd. (China)	773,500	533,000
General Electric Co.	146,394	16,081,381
Hikari Tsushin, Inc. (Japan)	9,300	1,334,846
Hitachi Ltd. (Japan)	55,500	3,450,796
Honeywell International, Inc.	36,005	7,471,038
Siemens AG (Germany)	32,652	5,443,116
SM Investments Corp. (Philippines)	79,970	1,344,226

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
Smiths Group PLC (United Kingdom)	61,790	$1,292,755

		37,964,313

Industrial REITs — 0.8%
Americold Realty Trust, Inc.	12,300	397,290
EastGroup Properties, Inc.	17,684	3,069,942
Innovative Industrial Properties, Inc.	1,700	124,117
Prologis, Inc.	69,901	8,571,960
Rexford Industrial Realty, Inc.	95,507	4,987,376
Terreno Realty Corp.(a)	44,434	2,670,483

		19,821,168

Insurance — 3.2%
AIA Group Ltd. (Hong Kong)	610,000	6,195,465
Allstate Corp. (The)	23,634	2,577,051
Aon PLC (Class A Stock)	10,357	3,575,236
Argo Group International Holdings Ltd.	5,601	165,846
ASR Nederland NV (Netherlands)	19,973	900,852
AXA SA (France)	134,238	3,966,910
Axis Capital Holdings Ltd.	6,557	352,963
Chubb Ltd.	74,738	14,391,549
CNO Financial Group, Inc.	21,576	510,704
Definity Financial Corp. (Canada)	67,633	1,794,527
Fidelity National Financial, Inc.	7,587	273,132
First American Financial Corp.	5,365	305,912
Hanover Insurance Group, Inc. (The)	2,711	306,424
Hartford Financial Services Group, Inc. (The)	60,236	4,338,197
HDFC Life Insurance Co. Ltd. (India), 144A	197,507	1,569,024
Hiscox Ltd. (United Kingdom)	16,913	234,484
Kemper Corp.	10,095	487,185
Markel Group, Inc.*	480	663,926
Marsh & McLennan Cos., Inc.	43,933	8,262,919
MetLife, Inc.	113,252	6,402,136
Old Republic International Corp.	10,004	251,801
Progressive Corp. (The)	60,630	8,025,593
Prudential PLC (Hong Kong)	172,842	2,441,116
Reinsurance Group of America, Inc.	3,840	532,570
RenaissanceRe Holdings Ltd. (Bermuda)	3,848	717,729
Sampo OYJ (Finland) (Class A Stock)	49,161	2,207,941
Selective Insurance Group, Inc.	4,259	408,651
Skyward Specialty Insurance Group, Inc.*	9,064	230,226
Sompo Holdings, Inc. (Japan)	35,300	1,583,884
Sun Life Financial, Inc. (Canada)	33,113	1,726,200
Suncorp Group Ltd. (Australia)	129,497	1,163,559
Travelers Cos., Inc. (The)	26,082	4,529,400
Zurich Insurance Group AG (Switzerland)	4,996	2,376,540

		83,469,652

Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)*	27,155	3,250,453
Alphabet, Inc. (Class C Stock)*	199,829	24,173,314
Baidu, Inc. (China), ADR*	10,395	1,423,179

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Baltic Classifieds Group PLC (United Kingdom)	186,013	$434,472
IAC, Inc.*	5,229	328,381
Info Edge India Ltd. (India)	5,189	284,549
JOYY, Inc. (China), ADR	19,417	596,296
Kanzhun Ltd. (China), ADR*	74,399	1,119,705
Meta Platforms, Inc. (Class A Stock)*	57,671	16,550,424
NAVER Corp. (South Korea)	10,103	1,414,267
Pinterest, Inc. (Class A Stock)*	63,123	1,725,783
Rightmove PLC (United Kingdom)	185,157	1,230,045
Scout24 SE (Germany), 144A	4,937	312,837
Snap, Inc. (Class A Stock)*	34,951	413,820
Tencent Holdings Ltd. (China)	45,700	1,937,734
Z Holdings Corp. (Japan)	652,000	1,571,379
Ziff Davis, Inc.*	2,778	194,627
ZoomInfo Technologies, Inc.*	15,431	391,793

		57,353,058

IT Services — 1.1%
Accenture PLC (Class A Stock)	26,470	8,168,113
Adesso SE (Germany)	1,704	230,299
CANCOM SE (Germany)	12,817	388,390
Capgemini SE (France)	15,029	2,845,629
CI&T, Inc. (Brazil) (Class A Stock)*	25,681	161,020
Cloudflare, Inc. (Class A Stock)*	7,820	511,193
EPAM Systems, Inc.*	1,924	432,419
FPT Corp. (Vietnam)	136,720	499,402
Fujitsu Ltd. (Japan)	16,700	2,162,364
GoDaddy, Inc. (Class A Stock)*	5,988	449,879
Keywords Studios PLC (Ireland)	31,924	734,109
MongoDB, Inc.*	6,669	2,740,892
Nagarro SE (Germany)*(a)	3,115	270,913
Okta, Inc.*	4,574	317,207
Shopify, Inc. (Canada) (Class A Stock) (NYSE)*	75,049	4,848,166
Shopify, Inc. (Canada) (Class A Stock) (XTSE)*	15,872	1,025,824
Snowflake, Inc. (Class A Stock)*	12,039	2,118,623
Twilio, Inc. (Class A Stock)*	6,130	389,991
VeriSign, Inc.*	3,042	687,401

		28,981,834

Leisure Products — 0.1%
BRP, Inc.	12,451	1,052,567
Brunswick Corp.	3,685	319,268
Mattel, Inc.*	25,090	490,259
Peloton Interactive, Inc. (Class A Stock)*	14,987	115,250
Polaris, Inc.(a)	2,674	323,367
Spin Master Corp. (Canada), 144A	21,223	561,514

		2,862,225

Life Sciences Tools & Services — 1.5%
10X Genomics, Inc. (Class A Stock)*	3,766	210,293
Adaptive Biotechnologies Corp.*	21,808	146,332
Agilent Technologies, Inc.	25,084	3,016,351
Avantor, Inc.*	28,902	593,647
Bruker Corp.	3,197	236,322

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
CryoPort, Inc.*	7,800	$134,550
Danaher Corp.	41,050	9,852,000
Eurofins Scientific SE (Luxembourg)	34,250	2,176,514
Evotec SE (Germany)*	98,725	2,223,930
Lonza Group AG (Switzerland)	2,717	1,623,986
Olink Holding AB (Sweden), ADR*(a)	54,878	1,028,963
Oxford Nanopore Technologies PLC (United Kingdom)*	84,687	229,641
PolyPeptide Group AG, 144A*	2,927	61,451
Repligen Corp.*	2,119	299,754
SKAN Group AG (Switzerland)	2,081	179,666
Thermo Fisher Scientific, Inc.	27,810	14,509,867
West Pharmaceutical Services, Inc.	2,910	1,112,988

		37,636,255

Machinery — 1.4%
3D Systems Corp.*	19,326	191,907
Aalberts NV (Netherlands)	8,889	374,332
Aida Engineering Ltd. (Japan)	35,000	229,240
Alstom SA (France)	49,757	1,485,284
ATS Corp. (Canada)*	9,551	439,429
Cummins, Inc.	9,222	2,260,866
Daimler Truck Holding AG (Germany)	78,512	2,829,741
Deere & Co.	2,578	1,044,580
Douglas Dynamics, Inc.	9,551	285,384
Dover Corp.	5,545	818,719
Esab Corp.	7,858	522,871
Fluidra SA (Spain)(a)	122,940	2,397,160
Graco, Inc.	5,047	435,808
GVS SpA (Italy), 144A*	45,868	277,293
IHI Corp. (Japan)	13,200	358,015
Illinois Tool Works, Inc.	8,117	2,030,549
Impro Precision Industries Ltd., 144A	696,000	224,842
Lincoln Electric Holdings, Inc.	2,738	543,849
Manitowoc Co., Inc. (The)*	20,127	378,991
METAWATER Co. Ltd. (Japan)	23,900	305,697
Middleby Corp. (The)*	2,969	438,907
MINEBEA MITSUMI, Inc. (Japan)	40,500	768,149
Moon Environment Technology Co. Ltd. (China) (Class A Stock)	109,700	238,454
Mueller Water Products, Inc. (Class A Stock)	36,951	599,715
Obara Group, Inc. (Japan)	19,800	573,380
Omega Flex, Inc.(a)	2,600	269,828
Oshkosh Corp.	4,644	402,124
Otis Worldwide Corp.	21,268	1,893,065
Proto Labs, Inc.*	6,697	234,127
Qingdao Hiron Commercial Cold Chain Co. Ltd. (China) (Class A Stock)	70,500	194,055
RBC Bearings, Inc.*	2,053	446,466
Rotork PLC (United Kingdom)	204,566	792,621
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	173,600	1,537,510
SMC Corp. (Japan)	900	500,186
Spirax-Sarco Engineering PLC (United Kingdom)	4,248	559,904
Stanley Black & Decker, Inc.	21,581	2,022,356
Takeuchi Manufacturing Co. Ltd. (Japan)	17,800	549,924

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Takuma Co. Ltd. (Japan)	24,000	$247,059
Timken Co. (The)	6,452	590,552
Toro Co. (The)	7,040	715,616
Trelleborg AB (Sweden) (Class B Stock)	10,405	252,522
Trinity Industries, Inc.	9,400	241,674
Valmet OYJ (Finland)	13,135	365,632
Wabash National Corp.	14,300	366,652
Weir Group PLC (The) (United Kingdom)	22,126	493,977
Westinghouse Air Brake Technologies Corp.	24,475	2,684,173
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,360,000	1,513,108

		36,926,293

Media — 0.3%
Altice USA, Inc. (Class A Stock)*	60,626	183,091
Ascential PLC (United Kingdom)*	454,166	1,279,111
Daily Journal Corp.*	1,000	289,280
Gannett Co., Inc.*	67,520	151,920
Informa PLC (United Kingdom)	144,382	1,333,104
Liberty Broadband Corp. (Class C Stock)*	1,745	139,792
Nexstar Media Group, Inc.	2,187	364,245
oOh!media Ltd. (Australia)	252,241	198,926
Quotient Technology, Inc.*	43,500	167,040
Scholastic Corp.	9,723	378,128
Trade Desk, Inc. (The) (Class A Stock)*	16,292	1,258,068
WPP PLC (United Kingdom)	190,902	2,000,996
YouGov PLC (United Kingdom)	73,521	934,776

		8,678,477

Metals & Mining — 0.6%
Adriatic Metals PLC (Bosnia and Herzegowina), CDI*	171,725	365,690
Alpha Metallurgical Resources, Inc.	1,674	275,139
ArcelorMittal SA (Luxembourg)	48,053	1,311,085
BHP Group Ltd. (Australia) (XASX)	49,035	1,474,088
BHP Group Ltd. (Australia) (XLON)	71,323	2,128,635
Cleveland-Cliffs, Inc.*	25,029	419,486
Compass Minerals International, Inc.	3,730	126,820
Filo Corp. (Canada)*	10,872	211,818
Freeport-McMoRan, Inc.	48,410	1,936,400
Hoa Phat Group JSC (Vietnam)	444,700	494,767
Mitsui Mining & Smelting Co. Ltd. (Japan)	16,200	374,024
Nippon Steel Corp. (Japan)	55,200	1,155,296
Orla Mining Ltd. (Canada)*	60,858	255,422
Pilbara Minerals Ltd. (Australia)	90,891	298,728
Reliance Steel & Aluminum Co.	3,158	857,681
Royal Gold, Inc.(a)	4,261	489,078
South32 Ltd. (Australia)	704,378	1,773,340
Sumitomo Metal Mining Co. Ltd. (Japan)	31,300	1,010,433
United States Steel Corp.	13,900	347,639
Wesdome Gold Mines Ltd. (Canada)*	61,900	322,408

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	137,000	$241,020

		15,868,997

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance, Inc.(a)	27,675	313,281
Ellington Residential Mortgage REIT(a)	44,600	321,566
Granite Point Mortgage Trust, Inc.	54,481	288,749
Orchid Island Capital, Inc.(a)	16,240	168,084
Ready Capital Corp.(a)	21,426	241,685
Two Harbors Investment Corp.(a)	13,744	190,767

		1,524,132

Multi-Utilities — 0.5%
Ameren Corp.	46,528	3,799,942
Black Hills Corp.	4,658	280,691
CMS Energy Corp.	47,189	2,772,354
DTE Energy Co.	4,304	473,526
Engie SA (France)	162,081	2,699,122
NorthWestern Corp.	7,068	401,179
WEC Energy Group, Inc.	19,700	1,738,328

		12,165,142

Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.(a)	12,003	1,362,220
Derwent London PLC (United Kingdom)	15,303	398,340
Douglas Emmett, Inc.(a)	90,599	1,138,829
Great Portland Estates PLC (United Kingdom)	108,072	571,575
Kilroy Realty Corp.	22,712	683,404
Office Properties Income Trust	15,649	120,497
SL Green Realty Corp.(a)	9,875	296,744

		4,571,609

Oil, Gas & Consumable Fuels — 2.5%
Cenovus Energy, Inc. (Canada)	64,600	1,097,188
Cheniere Energy, Inc.	8,875	1,352,195
Chesapeake Energy Corp.	7,821	654,461
Chevron Corp.	46,666	7,342,895
CVR Energy, Inc.	8,100	242,676
EOG Resources, Inc.	25,776	2,949,805
EQT Corp.	126,444	5,200,642
Exxon Mobil Corp.	125,504	13,460,304
Galp Energia SGPS SA (Portugal)	260,361	3,042,550
Gazprom PJSC (Russia)^	321,836	—
Gaztransport Et Technigaz SA (France)	4,253	432,955
Hess Corp.	9,308	1,265,423
Kinder Morgan, Inc.	213,477	3,676,074
Kosmos Energy Ltd. (Ghana)*	157,166	941,424
Magnolia Oil & Gas Corp. (Class A Stock)(a)	17,687	369,658
Murphy Oil Corp.	8,276	316,971
NuVista Energy Ltd. (Canada)*	38,893	311,790
OMV AG (Austria)	28,421	1,206,818
Ovintiv, Inc.	10,583	402,895
PBF Energy, Inc. (Class A Stock)	8,276	338,819

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
PDC Energy, Inc.	6,600	$469,524
Range Resources Corp.	117,391	3,451,295
Shell PLC (Netherlands)	123,189	3,674,936
SM Energy Co.	9,199	290,964
Southwestern Energy Co.*	402,846	2,421,105
Suncor Energy, Inc. (Canada)	106,455	3,122,734
Texas Pacific Land Corp.(a)	157	206,691
TotalEnergies SE (France)	107,734	6,184,431
Williams Cos., Inc. (The)	40,484	1,320,993

		65,748,216

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	8,489	265,876
Louisiana-Pacific Corp.	4,615	346,033
Mondi PLC (Austria)	33,835	516,201
Suzano SA (Brazil)	149,098	1,378,507

		2,506,617

Passenger Airlines — 0.0%
Allegiant Travel Co.*	3,100	391,468
Exchange Income Corp. (Canada)	8,555	338,454
Spirit Airlines, Inc.(a)	4,300	73,788

		803,710

Personal Care Products — 0.5%
elf Beauty, Inc.*	5,868	670,302
Kao Corp. (Japan)	39,100	1,418,936
Kenvue, Inc.*(a)	103,024	2,721,894
Medifast, Inc.	2,040	188,006
Unilever PLC (United Kingdom) (XLON)	70,849	3,689,408
Unilever PLC (United Kingdom) (XAMS)	70,564	3,677,928

		12,366,474

Pharmaceuticals — 3.7%
Arvinas, Inc.*	6,424	159,444
Astellas Pharma, Inc. (Japan)	142,800	2,126,646
AstraZeneca PLC (United Kingdom), ADR	264,318	18,917,239
Bayer AG (Germany)	55,243	3,057,980
Chugai Pharmaceutical Co. Ltd. (Japan)	85,300	2,429,260
Daiichi Sankyo Co. Ltd. (Japan)	54,400	1,728,521
Dechra Pharmaceuticals PLC (United Kingdom)	17,519	820,389
DICE Therapeutics, Inc.*	8,946	415,631
Elanco Animal Health, Inc.*	30,512	306,951
Eli Lilly & Co.	31,734	14,882,611
GSK PLC, ADR	77,227	2,752,370
Jazz Pharmaceuticals PLC*	2,450	303,726
Johnson & Johnson	86,282	14,281,397
Laboratorios Farmaceuticos Rovi SA (Spain)	13,729	635,806
Merck & Co., Inc.	42,226	4,872,458
Novartis AG (Switzerland)	29,427	2,966,814
Novo Nordisk A/S (Denmark), ADR	18,302	2,961,813
Otsuka Holdings Co. Ltd. (Japan)	77,700	2,850,165

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Pacira BioSciences, Inc.*	5,822	$233,287
Pliant Therapeutics, Inc.*	8,446	153,041
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	1,985	202,391
Roche Holding AG	27,022	8,254,412
Royalty Pharma PLC (Class A Stock)	13,200	405,768
Sanofi	39,726	4,276,734
Sumitomo Pharma Co. Ltd. (Japan)	1,300	5,779
Supernus Pharmaceuticals, Inc.*	9,950	299,097
Takeda Pharmaceutical Co. Ltd. (Japan)	41,400	1,300,894
Torrent Pharmaceuticals Ltd. (India)	19,601	455,817
Ventyx Biosciences, Inc.*	3,193	104,730
Virbac SA (France)	1,006	297,197
Zoetis, Inc.	23,215	3,997,855

		96,456,223

Professional Services — 0.9%
ALS Ltd. (Australia)	26,276	196,338
Automatic Data Processing, Inc.	7,934	1,743,814
Beijing Career International Co. Ltd. (China) (Class A Stock)	36,200	176,399
Booz Allen Hamilton Holding Corp.	14,097	1,573,225
Broadridge Financial Solutions, Inc.	22,809	3,777,855
CBIZ, Inc.*	9,386	500,086
Ceridian HCM Holding, Inc.*(a)	15,258	1,021,828
CSG Systems International, Inc.	7,100	374,454
DKSH Holding AG (Switzerland)	8,631	642,430
Equifax, Inc.(a)	7,001	1,647,335
Exponent, Inc.	3,500	326,620
FTI Consulting, Inc.*(a)	6,527	1,241,435
HeadHunter Group PLC (Russia), ADR*(a)^	13,700	1
Huron Consulting Group, Inc.*	4,916	417,418
Insperity, Inc.	3,115	370,560
Korn Ferry	5,793	286,985
Majorel Group Luxembourg SA (Luxembourg)	8,465	264,417
ManpowerGroup, Inc.	3,178	252,333
Maximus, Inc.	3,960	334,660
Outsourcing, Inc. (Japan)	97,800	933,151
Paycom Software, Inc.	737	236,754
Paylocity Holding Corp.*	1,731	319,421
Persol Holdings Co. Ltd. (Japan)	140,600	2,544,554
Recruit Holdings Co. Ltd. (Japan)	29,100	928,737
SS&C Technologies Holdings, Inc.	8,592	520,675
TeamLease Services Ltd. (India)*	8,015	243,825
Teleperformance (France)	8,268	1,386,992
TELUS International CDA, Inc. (Philippines)*	35,758	542,275
TransUnion(a)	6,438	504,289
Upwork, Inc.*	13,400	125,156
Verra Mobility Corp.*	14,277	281,542

		23,715,564

Real Estate Management & Development — 0.4%
Aedas Homes SA (Spain), 144A	18,767	367,929
Altus Group Ltd. (Canada)	12,398	411,130

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
China Overseas Property Holdings Ltd. (China)	325,000	$328,455
China Resources Mixc Lifestyle Services Ltd. (China), 144A	187,000	931,476
Corp Inmobiliaria Vesta SAB de CV (Mexico)	121,000	392,753
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR*	2,644	85,190
DigitalBridge Group, Inc.	19,710	289,934
Hongkong Land Holdings Ltd. (Hong Kong)	177,300	693,287
Jones Lang LaSalle, Inc.*	611	95,194
Mitsubishi Estate Co. Ltd. (Japan)	113,900	1,353,169
Mitsui Fudosan Co. Ltd. (Japan)	121,400	2,419,673
Multiplan Empreendimentos Imobiliarios SA (Brazil)	127,700	740,352
Nexity SA (France)	16,228	328,095
Opendoor Technologies, Inc.*(a)	100,611	404,456
RE/MAX Holdings, Inc. (Class A Stock)	12,080	232,661
St. Joe Co. (The)	5,128	247,888
StorageVault Canada, Inc. (Canada)	75,400	332,961
Tokyo Tatemono Co. Ltd. (Japan)	48,300	621,986

		10,276,589

Residential REITs — 1.0%
American Homes 4 Rent (Class A Stock)	75,251	2,667,648
Apartment Income REIT Corp.	8,107	292,582
Apartment Investment & Management Co. (Class A Stock)	32,345	275,579
AvalonBay Communities, Inc.	19,762	3,740,354
Camden Property Trust	14,297	1,556,514
Equity LifeStyle Properties, Inc.	106,670	7,135,156
Equity Residential	98,607	6,505,104
Essex Property Trust, Inc.	11,871	2,781,375
Sun Communities, Inc.	6,564	856,340

		25,810,652

Retail REITs — 0.4%
Acadia Realty Trust	114,356	1,645,583
Federal Realty Investment Trust	2,989	289,245
Kimco Realty Corp.	42,112	830,448
Regency Centers Corp.	50,117	3,095,727
RPT Realty	45,186	472,194
Simon Property Group, Inc.	27,958	3,228,590
Urban Edge Properties(a)	25,769	397,616

		9,959,403

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.*	19,574	2,229,674
Amkor Technology, Inc.	11,433	340,132
ams-OSRAM AG (Austria)*(a)	37,462	269,984
Analog Devices, Inc.	4,004	780,019
Applied Materials, Inc.	48,872	7,063,959
ASML Holding NV (Netherlands) (XAMS)	13,389	9,711,424
ASML Holding NV (Netherlands) (XNAS)	6,086	4,410,828

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Broadcom, Inc.	6,190	$5,369,392
Disco Corp. (Japan)	12,600	1,997,680
Entegris, Inc.	9,259	1,026,082
Infineon Technologies AG (Germany)	23,592	971,572
IQE PLC (United Kingdom)*(a)	1,077,886	291,238
KLA Corp.	9,797	4,751,741
Lam Research Corp.	10,361	6,660,672
Lattice Semiconductor Corp.*	4,000	384,280
MACOM Technology Solutions Holdings, Inc.*	8,172	535,511
Marvell Technology, Inc.	46,705	2,792,025
MaxLinear, Inc.*	9,600	302,976
Microchip Technology, Inc.	31,959	2,863,207
Micron Technology, Inc.	54,469	3,437,539
MKS Instruments, Inc.	4,937	533,690
Monolithic Power Systems, Inc.	4,381	2,366,748
NVIDIA Corp.	53,566	22,659,489
NXP Semiconductors NV (China)	14,553	2,978,708
QUALCOMM, Inc.	23,569	2,805,654
Silergy Corp. (China)	56,000	697,603
Siltronic AG (Germany)	6,363	486,844
Socionext, Inc. (Japan)	1,200	176,069
Synaptics, Inc.*	2,500	213,450
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	635,000	11,730,566
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	24,714	2,494,137
Technoprobe SpA (Italy)*	40,931	323,561
Texas Instruments, Inc.	61,401	11,053,408
Tokyo Electron Ltd. (Japan)	15,100	2,174,830
Tokyo Seimitsu Co. Ltd. (Japan)	6,500	359,921
Ultra Clean Holdings, Inc.*	9,700	373,062
Universal Display Corp.	1,695	244,300

		117,861,975

Software — 4.9%
ACI Worldwide, Inc.*	9,962	230,819
Adeia, Inc.	24,200	266,442
Adobe, Inc.*	2,106	1,029,813
Aspen Technology, Inc.*	1,464	245,381
Atlassian Corp. (Class A Stock)*	11,630	1,951,630
BILL Holdings, Inc.*(a)	18,272	2,135,083
Black Knight, Inc.*	5,275	315,076
CCC Intelligent Solutions Holdings, Inc.*	44,459	498,385
Cerence, Inc.*(a)	4,655	136,066
Confluent, Inc. (Class A Stock)*(a)	25,020	883,456
Consensus Cloud Solutions, Inc.*(a)	4,086	126,666
Constellation Software, Inc. (Canada)	1,338	2,772,213
Crowdstrike Holdings, Inc. (Class A Stock)*	9,573	1,405,986
Datadog, Inc. (Class A Stock)*	12,990	1,277,956
Descartes Systems Group, Inc. (The) (Canada) (XTSE)*	9,719	778,547
Descartes Systems Group, Inc. (The) (Canada) (XNGS)*	11,487	920,224
Digimarc Corp.*(a)	3,290	96,858
DocuSign, Inc.*	10,936	558,720

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Dolby Laboratories, Inc. (Class A Stock)	3,230	$270,286
Dynatrace, Inc.*	13,419	690,676
Esker SA (France)	2,040	308,829
FD Technologies PLC (United Kingdom)*	19,905	485,343
Five9, Inc.*	3,429	282,721
Fortinet, Inc.*	3,513	265,548
Fukui Computer Holdings, Inc. (Japan)	11,400	221,668
Guidewire Software, Inc.*	3,901	296,788
HashiCorp, Inc. (Class A Stock)*	10,230	267,821
HubSpot, Inc.*	2,040	1,085,464
Intapp, Inc.*	3,263	136,752
Intuit, Inc.	10,347	4,740,892
Manhattan Associates, Inc.*	2,533	506,296
Microsoft Corp.	204,803	69,743,614
MicroStrategy, Inc. (Class A Stock)*	397	135,941
NCR Corp.*	6,284	158,357
OneSpan, Inc.*	12,200	181,048
Palantir Technologies, Inc. (Class A Stock)*(a)	59,500	912,135
Pegasystems, Inc.	4,400	216,920
Procore Technologies, Inc.*	6,591	428,876
RingCentral, Inc. (Class A Stock)*	5,460	178,706
Roper Technologies, Inc.	18,197	8,749,118
Salesforce, Inc.*	5,804	1,226,153
SAP SE (Germany)	16,860	2,303,201
ServiceNow, Inc.*	11,576	6,505,365
Splunk, Inc.*	4,556	483,346
Synopsys, Inc.*	10,233	4,455,550
Teradata Corp.*	4,925	263,044
UiPath, Inc. (Class A Stock)*	15,100	250,207
Unity Software, Inc.*	7,865	341,498
Verint Systems, Inc.*	6,897	241,809
VMware, Inc. (Class A Stock)*	4,652	668,446
Workday, Inc. (Class A Stock)*	7,236	1,634,540
Workiva, Inc.*	2,413	245,306
Xperi, Inc.*	17,420	229,073
Zoom Video Communications, Inc. (Class A Stock)*	6,325	429,341
Zscaler, Inc.*	4,962	725,941

		125,895,940

Specialized REITs — 1.5%
American Tower Corp.	49,958	9,688,854
Big Yellow Group PLC (United Kingdom)	25,779	351,775
Crown Castle, Inc.(a)	19,406	2,211,120
CubeSmart(a)	56,659	2,530,391
Equinix, Inc.	7,135	5,593,412
Extra Space Storage, Inc.(a)	5,167	769,108
Life Storage, Inc.	15,310	2,035,618
National Storage Affiliates Trust	7,400	257,742
PotlatchDeltic Corp.(a)	7,500	396,375
Public Storage	24,103	7,035,184
Rayonier, Inc.(a)	47,635	1,495,739
SBA Communications Corp.	14,119	3,272,219

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Weyerhaeuser Co.	120,981	$4,054,073

		39,691,610

Specialty Retail — 1.3%
Aritzia, Inc. (Canada)*	21,224	589,257
Auto1 Group SE (Germany), 144A*	11,599	107,747
AutoZone, Inc.*	1,455	3,627,839
Bath & Body Works, Inc.	13,684	513,150
Best Buy Co., Inc.	15,655	1,282,927
Burlington Stores, Inc.*	4,569	719,115
Chewy, Inc. (Class A Stock)*	2,900	114,463
Dick’s Sporting Goods, Inc.	2,348	310,382
Five Below, Inc.*	3,415	671,184
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	12,197	1,268,000
FSN E-Commerce Ventures Ltd. (India)*	76,682	139,258
GameStop Corp. (Class A Stock)*(a)	7,040	170,720
Grupo SBF SA (Brazil)	108,341	300,708
Hibbett, Inc.	3,300	119,757
Home Depot, Inc. (The)	24,159	7,504,752
Lojas Renner SA (Brazil)	50,300	210,730
Monro, Inc.(a)	6,620	268,971
Nextage Co. Ltd. (Japan)(a)	90,000	1,748,915
ODP Corp. (The)*	4,434	207,600
Petco Health & Wellness Co., Inc.*	25,731	229,006
RH*	1,022	336,841
Ross Stores, Inc.	48,552	5,444,136
TJX Cos., Inc. (The)	27,607	2,340,798
Tractor Supply Co.(a)	5,914	1,307,585
Ulta Beauty, Inc.*	5,372	2,528,036
Valvoline, Inc.	10,087	378,363
Watches of Switzerland Group PLC (United Kingdom), 144A*	39,798	309,238
Wayfair, Inc. (Class A Stock)*(a)	4,878	317,119
Williams-Sonoma, Inc.(a)	2,518	315,102
Yellow Hat Ltd. (Japan)	36,000	463,565

		33,845,264

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	272,739	52,903,184
Dell Technologies, Inc. (Class C Stock)	5,984	323,794
Konica Minolta, Inc. (Japan)	30,100	104,524
Pure Storage, Inc. (Class A Stock)*	14,091	518,831
Samsung Electronics Co. Ltd. (South Korea)	147,492	8,121,394
Super Micro Computer, Inc.*(a)	3,966	988,525

		62,960,252

Textiles, Apparel & Luxury Goods — 0.7%
Bosideng International Holdings Ltd. (China)	450,000	190,090
Columbia Sportswear Co.	4,341	335,299
Crocs, Inc.*	3,365	378,361
Deckers Outdoor Corp.*	1,190	627,915
Dr. Martens PLC (United Kingdom)	161,528	251,508
Ermenegildo Zegna NV (Italy)	130,879	1,659,546
Kering SA (France)	4,397	2,428,019

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Li Ning Co. Ltd. (China)	59,000	$318,611
Lululemon Athletica, Inc.*	10,404	3,937,914
LVMH Moet Hennessy Louis Vuitton SE (France)	1,520	1,433,227
NIKE, Inc. (Class B Stock)	22,250	2,455,732
Page Industries Ltd. (India)	635	291,987
Puma SE (Germany)	48,815	2,941,599
Skechers USA, Inc. (Class A Stock)*	8,762	461,407

		17,711,215

Tobacco — 0.6%
British American Tobacco PLC (United Kingdom)	35,794	1,189,271
Imperial Brands PLC (United Kingdom)	115,703	2,561,024
Philip Morris International, Inc.	132,537	12,938,262

		16,688,557

Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	25,497	1,619,569
Air Lease Corp.	7,916	331,285
Ashtead Group PLC (United Kingdom)	34,003	2,357,459
Beijer Ref AB (Sweden)	27,171	347,069
Brenntag SE (Germany)	13,752	1,072,905
Diploma PLC (United Kingdom)	5,526	209,749
Ferguson PLC(a)	6,735	1,059,483
Hanwa Co. Ltd. (Japan)	29,400	928,556
Herc Holdings, Inc.	3,152	431,351
IMCD NV (Netherlands)	5,293	761,721
NOW, Inc.*	18,200	188,552
Richelieu Hardware Ltd. (Canada)	11,833	374,261
SiteOne Landscape Supply, Inc.*	7,995	1,338,043
Sumitomo Corp. (Japan)	87,600	1,858,432
Watsco, Inc.	516	196,839

		13,075,274

Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	910	252,698

Water Utilities — 0.0%
Artesian Resources Corp. (Class A Stock)	8,221	388,196
California Water Service Group	7,357	379,842

		768,038

Wireless Telecommunication Services — 0.4%
Gogo, Inc.*	12,510	212,795
Millicom International Cellular SA (Guatemala), SDR*	53,604	820,234
T-Mobile US, Inc.*	67,629	9,393,668
Vodafone Group PLC (United Kingdom)	1,092,102	1,029,666

		11,456,363

TOTAL COMMON STOCKS (cost $1,829,234,954)		1,970,124,616

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

		Shares		Value
PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A		18,606		$2,311,399
Volkswagen AG (Germany) (PRFC)		9,892		1,330,204

				3,641,603

Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)		4,938		1,710,813

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)		662,180		719,129

TOTAL PREFERRED STOCKS (cost $5,662,016)				6,071,545

Interest Rate	Maturity Date	Principal Amount (000)#

CORPORATE BOND — 0.0%
Retail
Carvana Co.,
Gtd. Notes, 144A
10.250%	05/01/30(a)	662		527,405

(cost $538,847)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal National Mortgage Assoc
3.000%	TBA	40,510		35,650,382
3.500%	TBA	4,865		4,433,041
4.000%	TBA	3,530		3,312,547
4.500%	TBA	2,430		2,336,217
5.000%	TBA	6,715		6,579,651

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $52,781,750)				52,311,838

U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	6		6,197
0.125%	10/15/24	5		4,447
0.125%	10/15/25	1		665
0.125%	07/15/26	6		5,349
0.125%	04/15/27	59		54,292
0.125%	01/15/32	20		17,443
0.125%	02/15/52	14		9,396
0.250%	01/15/25	24		22,955
0.250%	07/15/29	2		1,950
0.375%	07/15/25	16		15,547
0.500%	01/15/28	5		4,371
0.625%	01/15/26	39		37,618
0.625%	07/15/32	3		2,304
0.750%	02/15/42	6		5,016
1.125%	01/15/33	15		14,354
1.250%	04/15/28	—	(r)	196
1.500%	02/15/53	1		596
1.625%	10/15/27	22		21,796

TOTAL U.S. TREASURY OBLIGATIONS
(cost $241,033)				224,492

TOTAL LONG-TERM INVESTMENTS
(cost $2,063,049,218)				2,208,612,138

		Shares	Value
SHORT-TERM INVESTMENTS — 19.0%
AFFILIATED MUTUAL FUNDS — 18.4%
PGIM Core Ultra Short Bond Fund(wd)		411,656,321	$411,656,321
PGIM Institutional Money Market Fund (cost $64,695,735; includes $64,289,991 of cash collateral for securities on loan)(b)(wd)		64,733,677	64,688,363

TOTAL AFFILIATED MUTUAL FUNDS
(cost $476,352,056)			476,344,684

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(kk)(n) — 0.6%
U.S. Treasury Bills
5.248%	12/14/23	16,360	15,971,103

(cost $15,974,363)

TOTAL SHORT-TERM INVESTMENTS
(cost $492,326,419)			492,315,787

TOTAL INVESTMENTS—104.1%
(cost $2,555,375,637)			2,700,927,925

Liabilities in excess of other assets(z) — (4.1)%			(107,513,756)

NET ASSETS — 100.0%			$2,593,414,169

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,600,646; cash collateral of $64,289,991 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Futures contracts outstanding at June 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
125	2 Year U.S. Treasury Notes	Sep. 2023	$25,417,969	$ (349,808)
157	5 Year U.S. Treasury Notes	Sep. 2023	16,813,719	(304,446)
294	10 Year U.S. Treasury Notes	Sep. 2023	33,006,095	(473,332)
207	20 Year U.S. Treasury Bonds	Sep. 2023	26,269,594	(104,350)
23	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	3,133,031	41,726
456	Mini MSCI EAFE Index	Sep. 2023	49,145,400	279,051
172	Mini MSCI Emerging Markets Index	Sep. 2023	8,581,940	(114,666)
186	Russell 2000 E-Mini Index	Sep. 2023	17,704,410	98,598
483	S&P 500 E-Mini Index	Sep. 2023	108,391,238	3,116,965
46	S&P Mid Cap 400 E-Mini Index	Sep. 2023	12,162,860	301,629

				$2,491,367

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2023(4)	Value at Trade Date	Value at June 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	155,800	0.660%	$1,048,117	$2,378,487	$1,330,370

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$3,976,180
MSC	—	11,093,863

Total	$—	$15,070,043

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$179,352,242	$—	$—
Common Stocks	1,470,785,928	499,338,684	4
Preferred Stocks	719,129	5,352,416	—
Corporate Bond	—	527,405	—
U.S. Government Agency Obligations	—	52,311,838	—
U.S. Treasury Obligations	—	224,492	—
Short-Term Investments
Affiliated Mutual Funds	476,344,684	—	—
U.S. Treasury Obligation	—	15,971,103	—

Total	$2,127,201,983	$573,725,938	$4

Other Financial Instruments*
Assets
Futures Contracts	$3,837,969	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	1,330,370	—

Total	$3,837,969	$1,330,370	$—

Liabilities
Futures Contracts	$(1,346,602)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

Affiliated Mutual Funds (2.5% represents investments purchased with collateral from securities on loan)	25.3%
Software	4.9
Semiconductors & Semiconductor Equipment	4.5
Banks	4.0
Pharmaceuticals	3.7
Insurance	3.2
Financial Services	3.0
Health Care Providers & Services	2.8
Oil, Gas & Consumable Fuels	2.5
Technology Hardware, Storage & Peripherals	2.4
Interactive Media & Services	2.2
Health Care Equipment & Supplies	2.2
U.S. Government Agency Obligations	2.0
Capital Markets	1.9
Broadline Retail	1.8
Hotels, Restaurants & Leisure	1.8
Chemicals	1.6
Life Sciences Tools & Services	1.6
Specialized REITs	1.5
Industrial Conglomerates	1.5

Machinery	1.4%
Aerospace & Defense	1.4
Ground Transportation	1.4
Specialty Retail	1.3
Food Products	1.2
Beverages	1.1
IT Services	1.1
Biotechnology	1.1
Consumer Staples Distribution & Retail	1.1
Residential REITs	1.0
Electrical Equipment	1.0
Professional Services	0.9
Electric Utilities	0.9
Automobiles	0.8
Electronic Equipment, Instruments & Components	0.8
Industrial REITs	0.8
Textiles, Apparel & Luxury Goods	0.7
Diversified Telecommunication Services	0.7
Entertainment	0.7
Tobacco	0.6
U.S. Treasury Obligations	0.6
Metals & Mining	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Industry Classification (continued):

Building Products	0.5%
Household Products	0.5
Trading Companies & Distributors	0.5
Personal Care Products	0.5
Multi-Utilities	0.5
Consumer Finance	0.5
Commercial Services & Supplies	0.5
Wireless Telecommunication Services	0.4
Energy Equipment & Services	0.4
Real Estate Management & Development	0.4
Retail REITs	0.4
Automobile Components	0.4
Media	0.3
Household Durables	0.3
Containers & Packaging	0.3
Health Care REITs	0.3
Construction & Engineering	0.2
Diversified Consumer Services	0.2
Office REITs	0.2
Independent Power & Renewable Electricity Producers	0.2
Air Freight & Logistics	0.2

Construction Materials	0.1%
Hotel & Resort REITs	0.1
Communications Equipment	0.1
Gas Utilities	0.1
Leisure Products	0.1
Health Care Technology	0.1
Paper & Forest Products	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Passenger Airlines	0.0	*
Water Utilities	0.0	*
Retail	0.0	*
Diversified REITs	0.0	*
Transportation Infrastructure	0.0	*

	104.1
Liabilities in excess of other assets	(4.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,330,370	*	—	$—
Equity contracts	Due from/to broker-variation margin futures	3,796,243	*	Due from/to broker-variation margin futures	114,666	*
Interest rate contracts	Due from/to broker-variation margin futures	41,726	*	Due from/to broker-variation margin futures	1,231,936	*

		$5,168,339			$1,346,602

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Credit contracts	$—	$—	$178,223
Equity contracts	31,000	12,863,764	—
Interest rate contracts	—	(1,878,662)	—

Total	$31,000	$10,985,102	$178,223

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Credit contracts	$—	$—	$1,215,728

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Equity contracts	$(7,945)	$5,579,042	$—
Interest rate contracts	—	(880,911)	—

Total	$(7,945)	$4,698,131	$1,215,728

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$6,625
Futures Contracts - Long Positions (1)	245,396,553
Credit Default Swap Agreements - Sell Protection (1)	113,733,333

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$63,600,646	$(63,600,646)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $63,600,646:
Unaffiliated investments (cost $1,904,432,963)	$2,045,230,999
Affiliated investments (cost $650,942,674)	655,696,926
Foreign currency, at value (cost $3,111,018)	3,141,919
Cash	48,513
Receivable for Portfolio shares sold	3,984,132
Receivable for investments sold	3,928,107
Tax reclaim receivable	2,713,060
Due from broker-variation margin futures	2,259,515
Dividends and interest receivable	2,074,934
Due from broker-variation margin swaps	200,271
Receivable from affiliate	20,004
Prepaid expenses and other assets	8,113

Total Assets	2,719,306,493

LIABILITIES
Payable to broker for collateral for securities on loan	64,289,991
Payable for investments purchased	58,317,216
Payable to affiliate	1,119,905
Accrued expenses and other liabilities	829,199
Management fee payable	708,139
Foreign capital gains tax liability accrued	557,263
Distribution fee payable	69,904
Affiliated transfer agent fee payable	707

Total Liabilities	125,892,324

NET ASSETS	$2,593,414,169

Net assets were comprised of:
Partners’ Equity	$2,593,414,169

Net asset value and redemption price per share, $2,593,414,169 / 137,449,310 outstanding shares of beneficial interest	$18.87

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,362,616 foreign withholding tax, of which $120,004 is reimbursable by an affiliate)	$18,873,756
Affiliated dividend income	9,281,104
Interest income	283,710
Income from securities lending, net (including affiliated income of $154,728)	209,881

Total income	28,648,451

EXPENSES
Management fee	8,144,439
Distribution fee	2,871,024
Custodian and accounting fees	298,214
Trustees’ fees	23,706
Professional fees	21,771
Audit fee	13,314
Shareholders’ reports	7,233
Transfer agent’s fees and expenses (including affiliated expense of $2,487)	4,106
Miscellaneous	40,736

Total expenses	11,424,543
Less: Fee waiver and/or expense reimbursement	(104,505)

Net expenses	11,320,038

NET INVESTMENT INCOME (LOSS)	17,328,413

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $295,004) (net of foreign capital gains taxes $(141,930))	5,075,234
Futures transactions	10,985,102
Options written transactions	31,000
Swap agreements transactions	178,223
Foreign currency transactions	(238,871)

16,030,688

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,052,346) (net of change in foreign capital gains taxes $(254,162))	176,686,951
Futures	4,698,131
Options written	(7,945)
Swap agreements	1,215,728
Foreign currencies	106,844

182,699,709

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	198,730,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$216,058,810

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$17,328,413	$21,934,323
Net realized gain (loss) on investment and foreign currency transactions	16,030,688	(113,902,729)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	182,699,709	(617,836,238)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	216,058,810	(709,804,644)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [40,053,772 and 85,959,974 shares, respectively]	720,136,727	1,480,882,694
Portfolio shares issued in merger [20,226,912 and 0 shares, respectively]	357,207,275	—
Portfolio shares purchased [28,031,145 and 154,960,627 shares, respectively]	(500,289,345)	(2,600,868,168)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	577,054,657	(1,119,985,474)

TOTAL INCREASE (DECREASE)	793,113,467	(1,829,790,118)
NET ASSETS:
Beginning of period	1,800,300,702	3,630,090,820

End of period	$2,593,414,169	$1,800,300,702

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		Year Ended December 31,
			2022	2021	2020	2019		2018
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$17.11		$20.84	$18.01	$15.84	$12.70		$13.75

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.15	0.06	0.08	0.18		0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.62		(3.88)	2.77	2.09	2.96		(1.22)

Total from investment operations	1.76		(3.73)	2.83	2.17	3.14		(1.05)

Capital Contributions	—		—	—	—	—	(b)(c)	—	(b)(c)

Net Asset Value, end of period	$18.87		$17.11	$20.84	$18.01	$15.84		$12.70

Total Return(d)	10.29%		(17.90)%	15.71%	13.70%	24.72	%(e)	(7.64	)%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,593		$1,800	$3,630	$3,360	$2,950		$1,619
Average net assets (in millions)	$2,316		$2,590	$3,578	$2,672	$2,460		$1,753
Ratios to average net assets(f) :
Expenses after waivers and/or expense reimbursement	0.99	%(g)	0.98%	0.97%	0.99%	0.99%		1.01%
Expenses before waivers and/or expense reimbursement	1.00	%(g)	0.99%	0.98%	1.00%	1.00%		1.02%
Net investment income (loss)	1.51	%(g)	0.85%	0.32%	0.54%	1.23%		1.23%
Portfolio turnover rate(h)	68%		219%	147%	171%	69%		83%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A268

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2023 consisted of 46 separate portfolios. The information presented in these financial statements pertains only to the 6 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies ”)	Long-term capital appreciation.
AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.
AST J.P. Morgan Global Thematic Portfolio (“J.P. Morgan Global Thematic”)	Capital appreciation consistent with its specified level of risk tolerance.
AST J.P. Morgan Tactical Preservation Portfolio (“J.P. Morgan Tactical Preservation”)	Maximize return compared to its benchmark through security selection and tactical asset allocation.
AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.
AST T. Rowe Price Growth Opportunities Portfolio (“T. Rowe Price Growth Opportunities”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further

B1

detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Investment Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (ETFs) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves

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obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency

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contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another

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instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course

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of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and

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costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

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Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (the Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
Academic Strategies	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan Investment Management, Inc. (“J.P. Morgan”); Massachusetts Financial Services Company (“MFS”); Morgan Stanley Investment Management, Inc.; PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); PGIM Real Estate (a business unit of PGIM, Inc.); Systematica Investments Limited, acting as general partner of Systematica Investments LP; Wellington Management Company, LLP (“Wellington”); Western Asset Management Company Limited; Western Asset Management Company, LLC

Capital Growth Asset Allocation	Jennison (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan; MFS; PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Quantitative Solutions (a wholly-owned subsidiary of PGIM, Inc.); Wellington

J.P. Morgan Global Thematic	J.P. Morgan

J.P. Morgan Tactical Preservation	J.P. Morgan

T. Rowe Price Asset Allocation	T. Rowe Price Associates, Inc.; T. Rowe Price International, Ltd.

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Portfolio	Subadviser(s)

T. Rowe Price Growth Opportunities	T. Rowe Price Associates, Inc.; T. Rowe Price International Ltd.; T. Rowe Price Japan, Inc.; T. Rowe Price Hong Kong Limited

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Academic Strategies^	0.9325% first $300 million;	0.83%	0.79%
	0.9225% on next $200 million;
	0.9125% on next $250 million;
	0.9025% on next $2.5 billion;
	0.8925% on next $2.75 billion;
	0.8625% on next $4 billion;
	0.8425% on next $2.5 billion;
	0.8225% on next $2.5 billion;
	0.8025% on next $5 billion;
	0.7825% on next $5 billion;
	0.7625% on next $5 billion;
	0.7425% on next $5 billion;
	0.7225% on next $5 billion;
	0.7025% in excess of $40 billion

Capital Growth Asset Allocation^	0.7325% first $300 million;	0.63%	0.53%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% on next $2.5 billion;
	0.6225% on next $2.5 billion;
	0.6025% on next $5 billion;
	0.5825% on next $5 billion;
	0.5625% on next $5 billion;
	0.5425% on next $5 billion;
	0.5225% on next $5 billion;
	0.5025% in excess of $40 billion

B9

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
J.P. Morgan Global Thematic	0.7825% first $300 million;	0.76%	0.71%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion

J.P. Morgan Tactical Preservation	0.7825% first $300 million;	0.75%	0.64%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion

T. Rowe Price Asset Allocation	0.6825% first $300 million;	0.62%	0.61%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% on next $2.5 billion:
	0.5725% on next $2.5 billion;
	0.5525% on next $5 billion;
	0.5325% in excess of $20 billion

T. Rowe Price Growth Opportunities	0.7325% first $300 million;	0.71%	0.70%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion

Portfolio	Fee Waivers and/or Expense Limitations
Academic Strategies	contractually waive 0.0202% through June 30, 2024; Effective July 1, 2023, voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 1.13% through June 30, 2024**

Capital Growth Asset Allocation	contractually waive 0.0202% through June 30, 2024; effective July 1, 2023, voluntarily waive 0.0005% through June 30, 2024; contractually limit expenses to 0.89% through June 30, 2024**

J.P Morgan Global Thematic*	contractually waive 0.048% through June 30, 2024; Effective July 1, 2023, voluntarily waive additional 0.0005% through June 30, 2024

B10

Portfolio	Fee Waivers and/or Expense Limitations
J.P. Morgan Tactical Preservation	contractually waive 0.91% through June 30, 2024; Effective July 1, 2023, voluntarily waive additional 0.0005% through June 30, 2024

T. Rowe Price Asset Allocation	contractually waive 0.0092% through June 30, 2024; Effective July 1, 2023, voluntarily waive additional 0.0005% through June 30, 2024; contractually limit expenses to 0.92% through June 30, 2023

T. Rowe Price Growth Opportunities	contractually waive 0.0091% through June 30, 2024; Effective July 1, 2023, voluntarily waive 0.0005% through June 30, 2024

^	Management fees are calculated based on an aggregation of net assets of Academic Strategies, Balanced Asset Allocation, Capital Growth Asset Allocation and Preservation Asset Allocation.

*

The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Fund Fees and Expenses” exceed 0.23% of the Portfolio’s average daily net assets through June 30, 2023.

**

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. The 12b-1 fee is waived for the assets of Academic Strategies and Capital Growth Asset Allocation that are invested in other Portfolios. Also, for assets that are invested in other Portfolios, the 12b-1 fee is waived for the assets of J.P. Morgan Tactical Preservation. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2023, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Academic Strategies	$ 1,107
Capital Growth Asset Allocation	9,799
J.P. Morgan Global Thematic	10,326
J.P. Morgan Tactical Preservation	12,214

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM, Inc. and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

B11

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2023, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of Rule 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
Academic Strategies	$—	$5,825	$(1,913)
b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2023 Payments
Academic Strategies	$134,395

B12

Portfolio	2023 Payments
Capital Growth Asset Allocation	$457,348
J.P. Morgan Global Thematic	68,213
J.P. Morgan Tactical Preservation	102,134
T. Rowe Price Asset Allocation	262,112
T. Rowe Price Growth Opportunities	120,004

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2023 Payments
Academic Strategies	$110,973
Capital Growth Asset Allocation	402,540
J.P. Morgan Global Thematic	143,048
J.P. Morgan Tactical Preservation	220,473
T. Rowe Price Asset Allocation	478,850
T. Rowe Price Growth Opportunities	101,287

In January 2023, J.P. Morgan Global Thematic received $422,806 in voluntary payments from Prudential related to European Union (EU) Withholding Tax Reclaims. Such amounts are reflected in “other income” on the Statement of Operations.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2023, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Academic Strategies	$674,423,031	$738,772,257
Capital Growth Asset Allocation	3,668,469,708	3,771,781,893
J.P. Morgan Global Thematic	702,712,570	634,689,968
J.P. Morgan Tactical Preservation	1,081,516,421	1,204,972,488
T. Rowe Price Asset Allocation	7,034,877,366	7,315,592,747
T. Rowe Price Growth Opportunities	1,550,750,394	1,313,444,359

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2023, is presented as follows:

Academic Strategies

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 20,922,283	$ 550,000	$ 11,070,000	$(2,285,247)	$3,402,691	$ 11,519,727	394,106	$ —

AST Emerging Markets Equity Portfolio*(1)
9,051,862	100,200	5,225,000	665,037	(72,653)	4,519,446	518,285	—

AST High Yield Portfolio*(1)
16,564,465	—	6,009,000	532,449	36,681	11,124,595	971,580	—

AST PGIM Fixed Income Central Portfolio*(1)
114,208,006	52,082,050	—	3,861,111	—	170,151,167	16,714,260	—

B13

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST Small-Cap Growth Portfolio*(1)

$ 10,610,159	$1,689,501	$3,150,000	$1,839,960	$(678,454)	$10,311,166	154,521	$—

AST Small-Cap Value Portfolio*(1)

10,750,224	2,303,500	3,106,000	457,152	(326,745)	10,078,131	293,909	—

AST T. Rowe Price Natural Resources Portfolio*(1)

11,815,184	715,000	2,100,000	(538,350)	390,486	10,282,320	360,657	—

AST Western Asset Emerging Markets Debt Portfolio*(1)

5,352,371	1,800,000	7,203,049	841,480	(790,802)	—	—	—

$199,274,554	$59,240,251	$37,863,049	$5,373,592	$1,961,204	$227,986,552		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)

335,684,053	829,806,987	834,391,930	—	—	331,099,110	331,099,110	8,851,791

PGIM Institutional Money Market Fund(1)(b)(wd)

71,440,746	602,131,875	577,237,096	(7,787)	(29,940)	96,297,798	96,365,253	188,865(2)

$407,124,799	$1,431,938,862	$1,411,629,026	$(7,787)	$(29,940)	$427,396,908		$9,040,656

$606,399,353	$1,491,179,113	$1,449,492,075	$5,365,805	$1,931,264	$655,383,460		$9,040,656

Capital Growth Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST ClearBridge Dividend Growth Portfolio*(1)
$ 261,003,491	$ 25,744,685	$ 21,600,000	$ 15,500,141	$ 7,309,804	$287,958,121	9,851,458	$ —

AST Emerging Markets Equity Portfolio*(1)
8,000,960	—	—	676,698	—	8,677,658	995,144	—

AST High Yield Portfolio*(1)

12,831,213	—	9,780,000	684,258	(413,858)	3,321,613	290,097	—

AST Large-Cap Growth Portfolio*(1)

429,967,546	44,208,561	—	138,579,964	—	612,756,071	9,337,947	—

AST Large-Cap Value Portfolio*(1)

228,960,606	40,595,344	—	6,576,990	—	276,132,940	6,158,183	—

AST PGIM Fixed Income Central Portfolio*(1)

747,416,010	187,509,999	52,000,000	25,491,076	361,470	908,778,555	89,270,978	—

AST Small-Cap Growth Portfolio*(1)

156,108,331	20,135,571	26,975,000	14,195,350	3,684,258	167,148,510	2,504,848	—

AST Small-Cap Value Portfolio*(1)

157,288,979	25,380,720	20,028,000	849,137	1,950,791	165,441,627	4,824,778	—

AST T. Rowe Price Natural Resources Portfolio*(1)

38,413,440	—	18,350,000	(3,483,899)	1,884,321	18,463,862	647,628	—

AST Western Asset Emerging Markets Debt Portfolio*(1)

7,741,997	—	7,821,811	1,784,940	(1,705,126)	—	—	—

B14

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

$2,047,732,573	$343,574,880	$156,554,811	$200,854,655	$13,071,660	$2,448,678,957		$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)
$1,786,589,729	$2,309,063,505	$2,260,409,928	$—	$—	$1,835,243,306	1,835,243,306	$46,360,674

PGIM Institutional Money Market Fund(1)(b)(wd)

142,185,796	598,608,761	541,822,216	(52,589)	(618)	198,919,134	199,058,475	359,989(2)

$1,928,775,525	$2,907,672,266	$2,802,232,144	$(52,589)	$(618)	$2,034,162,440		$46,720,663

$3,976,508,098	$3,251,247,146	$2,958,786,955	$200,802,066	$13,071,042	$4,482,841,397		$46,720,663

J.P. Morgan Global Thematic

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST J.P. Morgan Fixed Income Central Portfolio*(1)
$390,515,082	$135,707,339	$55,000,000	$5,901,267	$1,450,649	$478,574,337	46,919,053	$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)
471,959,952	604,092,193	692,659,632	—	—	383,392,513	383,392,513	10,287,252

PGIM Institutional Money Market Fund(1)(b)(wd)
49,852,590	222,668,502	234,039,170	(12,518)	(3,354)	38,466,050	38,492,995	90,430(2)

$521,812,542	$826,760,695	$926,698,802	$(12,518)	$(3,354)	$421,858,563		$10,377,682

$912,327,624	$962,468,034	$981,698,802	$5,888,749	$1,447,295	$900,432,900		$10,377,682

J.P. Morgan Tactical Preservation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST J.P. Morgan Fixed Income Central Portfolio*(1)
$1,166,509,376	$1,171,023,373	$290,015,580	$8,059,373	$4,141,443	$2,059,717,985	201,933,136	$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)
562,769,018	1,829,918,904	1,776,485,902	—	—	616,202,020	616,202,020	15,386,345

PGIM Institutional Money Market Fund(1)(b)(wd)
27,506,194	218,107,719	207,238,652	(6,722)	(12,920)	38,355,619	38,382,486	80,684(2)

$ 590,275,212	$2,048,026,623	$1,983,724,554	$(6,722)	$(12,920)	$654,557,639		$15,467,029

$1,756,784,588	$3,219,049,996	$2,273,740,134	$8,052,651	$4,128,523	$2,714,275,624		$15,467,029

B15

T. Rowe Price Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST T. Rowe Price Fixed Income Central Portfolio*(1)
$1,881,139,898	$50,000,000	$10,000,000	$37,689,130	$601,504	$1,959,430,532	186,790,327	$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)
2,055,675,581	1,888,515,676	1,646,930,021	—	—	2,297,261,236	2,297,261,236	54,813,967

PGIM Institutional Money Market Fund(1)(b)(wd)
832,250,040	1,719,567,390	1,808,215,108	(293,794)	39,776	743,348,304	743,869,012	1,507,456(2)

$2,887,925,621	$3,608,083,066	$3,455,145,129	$(293,794)	$39,776	$3,040,609,540		$56,321,423

$4,769,065,519	$3,658,083,066	$3,465,145,129	$37,395,336	$641,280	$5,000,040,072		$56,321,423

T. Rowe Price Growth Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST T. Rowe Price Fixed Income Central Portfolio*(1)
$141,975,818	$43,000,000	$8,000,000	$2,076,135	$300,289	$179,352,242	17,097,449	$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)
231,800,177	1,245,957,608	1,066,101,464	—	—	411,656,321	411,656,321	9,281,104

PGIM Institutional Money Market Fund(1)(b)(wd)
68,559,459	209,182,716	213,024,738	(23,789)	(5,285)	64,688,363	64,733,677	154,728(2)

$300,359,636	$1,455,140,324	$1,279,126,202	$(23,789)	$(5,285)	$476,344,684		$9,435,832

$442,335,454	$1,498,140,324	$1,287,126,202	$2,052,346	$295,004	$655,696,926		$9,435,832

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2022 are subject to such review.

B16

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios did not utilize the SCA during the reporting period ended June 30, 2023.

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2023, all Portfolios offer only a single share class to investors.

As of June 30, 2023, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Academic Strategies	97,689,636	65.9%
Capital Growth Asset Allocation	336,476,954	73.0
J.P. Morgan Global Thematic	93,879,411	83.7
J.P. Morgan Tactical Preservation	174,948,693	84.7
T. Rowe Price Asset Allocation	305,267,145	84.2
T. Rowe Price Growth Opportunities	137,449,310	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Academic Strategies	2	65.9%
Capital Growth Asset Allocation	2	73.0
J.P. Morgan Global Thematic	2	83.7
J.P. Morgan Tactical Preservation	2	84.7
T. Rowe Price Asset Allocation	2	84.2
T. Rowe Price Growth Opportunities	2	100.0
Unaffiliated:
Academic Strategies	1	34.0
Capital Growth Asset Allocation	1	26.9
J.P. Morgan Global Thematic	1	16.3

B17

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
J.P. Morgan Tactical Preservation	1	15.3%
T. Rowe Price Asset Allocation	1	15.8
T. Rowe Price Growth Opportunities	—	—

9. Purchases & Redemption In-kind

As of the close of business on January 30, 2023, J.P. Morgan Tactical Preservation settled the purchase into AST J.P. Morgan Fixed Income Central Portfolio (“J.P. Morgan Fixed Income Central”) by delivering portfolio securities and other assets in exchange for shares of J.P. Morgan Fixed Income Central. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received:

Portfolio	Securities Market Value and Other Assets	Shares Received
J.P. Morgan Tactical Preservation	$944,256,557	91,764,486

As of the close of business on March 14, 2023, Capital Growth Asset Allocation settled the purchase into AST PGIM Fixed Income Central Portfolio (“PGIM Fixed Income Central”) by delivering portfolio securities and other assets in exchange for shares of PGIM Fixed Income Central. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received:

Portfolio	Securities Market Value and Other Assets	Shares Received
Capital Growth Asset Allocation	$80,000,000	7,960,199

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

10. Risks of Investing in the Portfolios

Each Portfolio’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Academic Strategies	Capital Growth Asset Allocation	J.P. Morgan Global Thematic
Asset Allocation	X	X	–
Asset-Backed and/or Mortgage-Backed Securities	X	X	X
Asset Transfer Program	X	X	X
Bank Loan Investments	X	X	–
Blend Style	X	X	X
Commodity	X	–	X
Covenant-Lite	X	X	–
Derivatives	X	X	X
Economic and Market Events	X	X	X
Emerging Markets	–	X	X
Equity Securities	X	X	X
Exchange-Traded Funds (ETF)	X	X	X
Exchange-Traded Notes	X	–	–
Expense	X	X	X
Fixed Income Securities	X	X	X
Foreign Custody	–	–	X
Foreign Investment	X	X	X
Fund of Funds	X	X	X

B18

Risks	Academic Strategies	Capital Growth Asset Allocation	J.P. Morgan Global Thematic
High Yield	X	X	X
Investment Style	–	–	–
Large Company	–	–	–
Leverage	X	–	–
Liquidity Allocation	–	X	X
Liquidity and Valuation	X	X	X
Market and Management	X	X	X
Market Capitalization	–	–	–
Participation Notes (P-Notes)	–	–	X
Portfolio Turnover	X	–	X
Quantitative Model	X	–	–
Real Asset	–	–	–
Real Estate	X	X	X
Regulatory	X	X	X
Restricted Securities	X	–	–
Short Sale	X	–	–
Sovereign Debt Securities	X	–	–
Treasury Inflation-Protected Securities (TIPS)	–	–	–

Risks	J.P. Morgan Tactical Preservation	T. Rowe Price Asset Allocation	T. Rowe Price Growth Opportunities
Asset Allocation	–	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X
Asset Transfer Program	X	X	X
Bank Loan Investments	–	–	–
Blend Style	X	X	X
Commodity	–	–	–
Covenant-Lite	–	–	–
Derivatives	X	X	X
Economic and Market Events	X	X	X
Emerging Markets	X	X	X
Equity Securities	X	X	X
Exchange-Traded Funds (ETF)	X	X	X
Exchange-Traded Notes	–	–	–
Expense	X	X	X
Fixed Income Securities	X	X	X
Foreign Custody	X	–	–
Foreign Investment	X	X	X
Fund of Funds	–	–	–
High Yield	X	X	X
Investment Style	–	–	X
Large Company	–	X	X
Leverage	X	–	–
Liquidity Allocation	X	X	X
Liquidity and Valuation	X	X	X
Market and Management	X	X	X

B19

Risks	J.P. Morgan Tactical Preservation	T. Rowe Price Asset Allocation	T. Rowe Price Growth Opportunities
Market Capitalization	–	X	X
Participation Notes (P-Notes)	–	–	–
Portfolio Turnover	X	X	X
Quantitative Model	–	–	–
Real Asset	–	X	–
Real Estate	X	–	X
Regulatory	X	X	X
Restricted Securities	–	–	–
Short Sale	X	–	–
Sovereign Debt Securities	–	–	–
Treasury Inflation-Protected Securities (TIPS)	–	X	–

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Bank Loan Investments Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when

B20

it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Blend Style Risk: The Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the overall Portfolio to underperform the market in general, its benchmark, and have a notable impact on settlement performance and other mutual funds.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Economic and Market Events Risk: Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the Manager or a Portfolio’s Subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible

B21

to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Exchange-Traded Notes Risk: Because exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Portfolio to the risk that an ETN’s issuer may be unable to pay. In addition, the Portfolio will bear its proportionate share of the fees and expenses of the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Custody Risk: If a Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each, a Subcustodian). Some foreign Subcustodians may be recently organized or new to the foreign custody business. In some countries, Subcustodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Portfolio’s ability to recover its assets if a Subcustodian enters bankruptcy or if other disputes or proceedings arise related to a Portfolio’s assets. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries and a Portfolio may be limited in its ability to enforce contractual rights or obligations.

Foreign Investment Risk: Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in the Underlying Portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the Underlying Portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and

B22

subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the Underlying Portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Leverage Risk: Using leverage, the investment of borrowed cash, may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity Allocation Risk: The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in individual securities and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Market Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Participation Notes (P-Notes) Risk: The Portfolio may gain exposure to securities traded in foreign markets through P-notes. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investment risk, the holder of a P-note is not entitled to the same rights as an underlying security’s direct owner and P-notes are considered general unsecured contractual obligations and are subject to counterparty credit risks.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Quantitative Model Risk: The Portfolio and certain Underlying Portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently

B23

from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.

Real Asset Risk: Investments in real asset industries and commodities may subject the Portfolio to greater volatility than investments in traditional securities. The Portfolio’s investments in real asset industries and commodities may lose value as a result of adverse changes in, among other things, exploration and production spending, tax laws and government regulations, natural forces, global economic cycles, and international politics.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the “SEC”), and depending on the Portfolio, the Commodity Futures Trading Commission. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

Treasury Inflation-Protected Securities (TIPS) Risk: TIPS are fixed income securities issued by the US government, the principal amounts of which are periodically adjusted based upon changes in the rate of inflation. Inflation-protected debt securities, like TIPS, tend to react to changes in real interest rates. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to losses. TIPs are subject to inflation and deflation risk.

11. Reorganization

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”) (the “Merged Portfolio”) for shares of J.P. Morgan Tactical Preservation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on January 20, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
BlackRock Global Strategies	$1,632,172,249	$1,601,672,277

B24

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 20, 2023:

Merged Portfolio		Shares
BlackRock Global Strategies		107,697,848

Acquiring Portfolio	Shares	Value

J.P. Morgan Tactical Preservation	77,513,290	$1,689,014,584

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets

BlackRock Global Strategies	$30,499,972	$1,689,014,584

Acquiring Portfolio		Net Assets

J.P. Morgan Tactical Preservation		$3,042,520,384

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

J.P. Morgan Tactical Preservation	$23,817,662	$188,966,674	$212,784,336

(a)

Net investment income as reported in the Statement of Operations (period ended June 30, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: BlackRock Global Strategies $2,220,102.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (period ended June 30, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: BlackRock Global Strategies $51,649,171.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since January 20, 2023.

On September 19-20, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST BlackRock 80/20 Target Allocation ETF Portfolio (“BlackRock 80/20 Target Allocation ETF”) and AST MFS Growth Allocation Portfolio (“MFS Growth Allocation”) (the “Merged Portfolios”) for shares of Capital Growth Asset Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost

BlackRock 80/20 Target Allocation ETF	$149,860,518	$149,515,744

MFS Growth Allocation	784,874,165	769,130,345

The purpose of the transaction was to combine three portfolios with substantially similar investment objectives, policies and strategies.

B25

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolios		Shares

BlackRock 80/20 Target Allocation ETF		10,233,151

MFS Growth Allocation		41,615,634

Acquiring Portfolio	Shares	Value

Capital Growth Asset Allocation	37,476,978	$925,681,366

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Appreciation on Investments	Net Assets

BlackRock 80/20 Target Allocation ETF	$ 344,774	$149,645,503

MFS Growth Allocation	15,743,820	776,035,863

Acquiring Portfolio		Net Assets

Capital Growth Asset Allocation		$10,718,745,767

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (loss) (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

Capital Growth Asset Allocation	$103,998,412	$1,107,005,324	$1,211,003,736

(a)

Net investment income (loss) as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: BlackRock 80/20 Target Allocation ETF $(13,061) and MFS Growth Allocation $1,673,762.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: BlackRock 80/20 Target Allocation ETF $2,816,057 and MFS Growth Allocation $20,108,417.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

On September 19-20, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Franklin 85/15 Diversified Allocation Portfolio (“Franklin 85/15 Diversified Allocation”) (the “Merged Portfolio”) for shares of T. Rowe Price Growth Opportunities (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on January 24, 2023 and the reorganization took place at the close of business on February 24, 2023.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

Franklin 85/15 Diversified Allocation	$305,868,040	$307,680,605

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

B26

The acquisition was accomplished by a tax-free exchange of the following shares on February 24, 2023:

Merged Portfolio		Shares

Franklin 85/15 Diversified Allocation		24,463,571

Acquiring Portfolio	Shares	Value

T. Rowe Price Growth Opportunities	20,226,912	$357,207,275

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Depreciation on Investments	Net Assets

Franklin 85/15 Diversified Allocation	$(1,812,565)	$357,207,275

Acquiring Portfolio		Net Assets

T. Rowe Price Growth Opportunities		$1,949,654,955

Assuming the acquisition had been completed on January 1, 2023, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2023 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations

T. Rowe Price Growth Opportunities	$18,149,023	$209,067,298	$227,216,321

(a)

Net investment income as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Franklin 85/15 Diversified Allocation $820,610.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (reporting period ended June 30, 2023) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Franklin 85/15 Diversified Allocation $10,336,901.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 24, 2023.

12. Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to each Portfolio.

B27

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Board has approved PGIM Investments, the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 14-15, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

B28

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2023 (the Meeting) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2022, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or secondary or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2022. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Academic Strategies Asset Allocation Portfolio*

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	2nd Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the ten-year period and underperformed its custom benchmark index over the one-, three- and five-year periods.

•

The Board noted that the Portfolio underwent changes to its principal investment strategies that moved the Portfolio from a fund-of-fund structure to one that primarily invests directly in investments, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which took effect in July 2021. The Board considered the Manager’s assertion that the subadvisers should be afforded more time to develop a longer performance record following these changes.

•

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2024. The Board noted that the Manager has also contractually agreed to waive 0.0002% of its investment management fee through June 30, 2024. In addition, the Board noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.13% of the Portfolio’s average daily net assets through June 30, 2024. The Board noted that the Manager has also contractually agreed to waive of portion of its management fee equal to the amount of the management fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Capital Growth Asset Allocation Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one- and three-year periods and underperformed its custom benchmark index over the five- and ten-year periods.

•

The Board noted that the Portfolio underwent changes to its principal investment strategies that moved the Portfolio from a fund-of-fund structure to one that primarily invests directly in investments, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which took effect in July 2021. The Board considered the Manager’s assertion that the subadvisers should be afforded more time to develop a longer performance record following these changes.

•

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2024. The Board noted that the Manager has also contractually agreed to waive 0.0002% of its investment management fee through June 30, 2024. In addition, the Board noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.89% of the Portfolio’s average daily net assets through June 30, 2024. The Board noted that the Manager has also contractually agreed to waive of portion of its management fee equal to the amount of the management fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Global Thematic Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	3rd Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.048% of its management fee through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Tactical Preservation Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period and underperformed its benchmark index for the other periods.

•	The Board noted that the Portfolio outperformed its custom benchmark index over the three-, five- and ten-year periods, and underperformed its custom benchmark index over the one-year period.

•

The Board noted that the Portfolio underwent changes to its principal investment strategies in February 2021. The Board considered the Manager’s assertion that the Portfolio should be afforded more time to develop a longer performance record following these changes.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0092% of its management fee through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Growth Opportunities Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	N/A

Actual Management Fees: 3rd Quartile

Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark for the one-year period and underperformed its benchmark index over the other periods.

•

The Board considered the Manager’s assertion that intermediate- and longer-term peer relative results remain strong, as the Portfolio ranks in the second quartile of its Peer Universe over the three and five-year periods ended December 31, 2022. In this respect, the Board also considered that performance against peers measured as of December 31, 2021, ranked in the first quartile of its Peer Universe for all periods presented.

•	The Board noted that the Manager had contractually agreed to waive 0.0091% of its management fee through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges, and expenses of the portfolios and on the contracts and should be read carefully.

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the appropriate phone number listed below and on the website of the SEC at www.sec.gov. This information is also available on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the SEC a complete listing of portfolio holdings as of its first and third calendar quarter-end, which are publicly available on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov or call (800) SEC-0330. Additionally, the Trust makes a complete listing of portfolio holdings as of its first and third calendar quarter-end available on its website listed above.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

Every year we will send you an updated summary prospectus. We will also send you or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semiannual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semiannual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2023 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-D

Advanced Series Trust

SEMIANNUAL REPORT     June 30, 2023

AST J.P. Morgan Fixed Income Central Portfolio AST PGIM Fixed Income Central Portfolio AST Target Maturity Central Portfolio AST T. Rowe Price Fixed Income Central Portfolio

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2023, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2023

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments, Financial Statements, and
Financial Highlights

	Glossary	A1
	AST J.P. Morgan Fixed Income Central Portfolio	A2
	AST PGIM Fixed Income Central Portfolio	A30
	AST Target Maturity Central Portfolio	A71
	AST T. Rowe Price Fixed Income Central Portfolio	A94

Section B	Notes to Financial Statements

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2023

∎	DEAR CONTRACT OWNER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
Advanced Series Trust	July 31, 2023

Advanced Series Trust	June 30, 2023
Presentation of Portfolio Holdings — unaudited

AST J.P. Morgan Fixed Income Central (As of 06/30/2023)

Credit Quality	% of Total Investments
AAA	74.0%

AA	2.3%
A	8.8%

BBB	14.6%
BB	0.2%

NR	0.1%
Total Investments	100.0%

AST PGIM Fixed Income Central (As of 06/30/2023)

Credit Quality	% of Total Investments
AAA	45.1%

AA	2.1%
A	17.2%

BBB	28.4%
BB	4.1%

B	0.4%
CCC	0.1%

C	0.1%
NR	2.6%

Cash/Cash Equivalents	-0.1%
Total Investments	100.0%

AST Target Maturity Central (As of 06/30/2023)

Credit Quality	% of Total Investments
AAA	66.7%

AA	3.2%
A	14.2%

BBB	16.4%
BB	0.3%

B	0.1%
NR	0.4%

Cash/Cash Equivalents	-1.3%
Total Investments	100.0%

AST T. Rowe Price Fixed Income Central (As of 06/30/2023)

Credit Quality	% of Total Investments
AAA	68.0%

AA	4.6%
A	12.5%

BBB	12.9%
Cash/Cash Equivalents	2.0%

Total Investments	100.0%

Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ. Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns. These NRSROs are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Unrated investments do not necessarily indicate low credit quality. Ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Advanced Series Trust	June 30, 2023
Fees and Expenses — unaudited

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses.This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options.This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options.To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges.Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST J.P. Morgan Fixed Income Central	Actual	$1,000.00	$1,020.00	0.01%	$0.05
	Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

AST PGIM Fixed Income Central	Actual	$1,000.00	$1,034.60	0.01%	$0.05
	Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

AST Target Maturity Central	Actual	$1,000.00	$1,026.30	0.04%	$0.20
	Hypothetical	$1,000.00	$1,024.60	0.04%	$0.20

AST T. Rowe Price Fixed Income Central	Actual	$1,000.00	$1,020.40	0.03%	$0.15
	Hypothetical	$1,000.00	$1,024.65	0.03%	$0.15

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2023, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

CAD  Canadian Dollar

DKK  Danish Krone

EUR  Euro

GBP  British Pound

PLN  Polish Zloty

USD  US Dollar

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ABS — Asset-Backed Security

Aces — Alternative Credit Enhancements Securities

BABs — Build America Bonds

BARC — Barclays Bank PLC

BNP — BNP Paribas S.A.

BNYM — Bank of New York Mellon

BOA — Bank of America, N.A.

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

DAC — Designated Activity Company

EMTN — Euro Medium Term Note

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Mortgage Trust

GMTN — Global Medium Term Note

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MASTR — Morgan Stanley Structured Asset Security

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers

    Automated Quotations

OTC — Over-the-counter

PIK — Payment-in-Kind

PO — Principal Only

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SSB — State Street Bank & Trust Company

STRIPs — Separate Trading of Registered Interest and

    Principal of Securities

TBA — To Be Announced

TD — The Toronto-Dominion Bank

UBS — UBS Securities LLC

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.3%
ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.5%
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D
1.640%	11/16/26	7,357	$7,170,203
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,173,216
Series 2019-A, Class D, 144A
3.450%	01/26/32	3,225	3,017,017

			12,360,436

Other — 0.0%
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	584	494,316

Student Loans — 0.1%
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
5.850%(c)	02/25/39	441	435,463
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
5.830%(c)	05/25/39	727	712,910

			1,148,373

TOTAL ASSET-BACKED SECURITIES (cost $13,821,573)			14,003,125

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
6.144%(c)	10/15/38	5,940	5,776,046
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.741%(cc)	09/10/50	650	513,924
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,034,406
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,018,431
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
2.065%(cc)	07/25/30	2,160	169,681
Series 2020-M50, Class X1, IO
1.933%(cc)	10/25/30	357	22,789
Series 2021-M03, Class X1, IO
2.052%(cc)	11/25/33	351	30,466
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.733%(cc)	04/25/48	3,165	3,013,986
Series 2015-K48, Class B, 144A
3.771%(cc)	08/25/48	1,985	1,891,414

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	$2,758,206
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)
6.062%(c)	04/15/38	1,900	1,864,857
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month LIBOR + 0.731% (Cap N/A, Floor 0.731%)
5.924%(c)	11/15/38	2,985	2,899,404
Velocity Commercial Capital Loan Trust,
Series 2016-01, Class M7, 144A
9.525%(cc)	04/25/46	67	63,085
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	26	20,197
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	46	40,105
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	48	39,709
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	40	32,598
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	36	31,435
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	342,947

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,633,297)			22,563,686

CORPORATE BONDS — 24.4%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	891	818,199
3.250%	02/01/35	676	547,988
3.450%	11/01/28	407	369,465
3.625%	02/01/31	41	36,959
3.950%	08/01/59	1,316	972,017
5.805%	05/01/50	1,245	1,238,270
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	30	28,802
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/34	1,375	1,371,244
5.200%	02/15/55	445	459,379
5.250%	01/15/33	320	331,754
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.700%	03/15/33	2,365	2,321,603
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	903	721,627
2.375%	03/15/32	1,585	1,300,199
3.125%	07/01/50	434	314,873

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
3.750%	11/01/46	226	$182,187
4.050%	05/04/47	479	407,094
4.800%	12/15/43	31	28,878

			11,450,538

Agriculture — 0.5%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,402	1,679,995
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,835	1,573,050
3.557%	08/15/27	1,029	943,444
4.390%	08/15/37	2,302	1,839,517
4.540%	08/15/47	430	317,291
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,330	1,252,656
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	293	283,969
3.500%	07/26/26	647	598,089
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	389	308,357
4.375%	11/15/41	292	249,570
5.125%	02/15/30	800	791,241
5.375%	02/15/33	660	658,820
5.625%	11/17/29	1,213	1,235,951
5.750%	11/17/32	884	905,937

			12,637,887

Airlines — 0.1%
Air Canada 2015-2 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.750%	06/15/29	109	99,523
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31	177	151,809
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	338	314,155
Air Canada 2020-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
9.000%	04/01/27	311	314,829
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	421	373,871
American Airlines 2021-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.950%	01/11/32	177	153,796
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33	141	124,922
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	1,152	1,143,025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	6	$5,614
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	235	226,326
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	15	13,736
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	752	662,160

			3,583,766

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.200%	06/10/30	440	444,514
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	58	51,753
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	1,573	1,234,721
2.400%	10/15/28	218	184,928
5.650%	01/17/29	50	49,361
5.800%	06/23/28	880	876,897

			2,842,174

Banks — 6.7%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	910	888,761
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.722%(ff)	09/14/27	600	520,367
2.746%	05/28/25	200	187,804
5.147%	08/18/25	800	785,541
5.294%	08/18/27	1,000	979,072
5.770%(ff)	06/30/24	800	796,000
Bank of America Corp.,
Sr. Unsec’d. Notes
5.202%(ff)	04/25/29	2,770	2,740,294
5.288%(ff)	04/25/34	1,265	1,253,400
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	46	42,853
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,414	1,921,708
1.922%(ff)	10/24/31	2,439	1,931,589
2.456%(ff)	10/22/25	2,850	2,721,143
2.676%(ff)	06/19/41	456	320,315
2.884%(ff)	10/22/30	4,167	3,588,806
3.705%(ff)	04/24/28	1,878	1,761,984
3.824%(ff)	01/20/28	5,598	5,300,648
3.974%(ff)	02/07/30	929	861,173
4.376%(ff)	04/27/28	680	653,800

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	1,785	$1,606,768
2.651%(ff)	03/11/32	433	358,558
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26	1,045	1,038,719
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
4.947%(ff)	04/26/27	1,050	1,036,605
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	361	256,310
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.932%(ff)	05/07/25	886	865,836
5.829%(ff)	05/09/27	1,944	1,917,680
7.385%(ff)	11/02/28	488	509,064
7.437%(ff)	11/02/33	1,250	1,352,446
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28	1,250	1,060,396
5.335%(ff)	06/12/29	2,435	2,402,848
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26	3,904	3,494,595
2.375%	01/14/25	1,737	1,630,390
Sr. Unsec’d. Notes, 144A, MTN
5.975%(ff)	01/18/27	287	283,871
Sub. Notes, 144A
5.150%	07/21/24	1,277	1,249,493
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26	2,369	2,227,857
2.572%(ff)	06/03/31	1,300	1,084,083
2.976%(ff)	11/05/30	5,936	5,154,641
3.520%(ff)	10/27/28	384	356,801
3.668%(ff)	07/24/28	1,256	1,175,840
3.980%(ff)	03/20/30	465	430,680
4.075%(ff)	04/23/29	540	508,661
5.610%(ff)	09/29/26	2,086	2,085,235
Sub. Notes
4.125%	07/25/28	364	342,973
4.600%	03/09/26	2,158	2,088,365
5.300%	05/06/44	7	6,477
6.174%(ff)	05/25/34	660	664,594
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
3.784%	03/14/32	375	313,744
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26	470	438,520
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
5.589%	07/05/26	1,750	1,746,043
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,747	1,606,105
5.514%	07/05/33	855	860,386

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
5.000%	07/09/27(a)	1,600	$1,540,739
7.500%	02/15/28	250	265,767
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.621%(ff)	09/11/26	275	246,488
4.298%(ff)	04/01/28	1,299	1,213,863
5.375%	01/12/24	328	326,073
6.466%(ff)	01/09/26	860	859,233
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	952	844,624
2.222%(ff)	09/18/24	1,196	1,180,817
2.311%(ff)	11/16/27	2,723	2,340,900
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.896%(ff)	10/09/26	2,238	2,214,989
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.700%	03/14/28	1,000	998,197
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,340	1,198,149
1.542%(ff)	09/10/27	6,038	5,310,114
1.757%(ff)	01/24/25	596	580,613
1.948%(ff)	10/21/27	966	858,578
2.640%(ff)	02/24/28	2,020	1,835,260
3.615%(ff)	03/15/28	2,839	2,664,011
3.814%(ff)	04/23/29	1,015	943,200
4.017%(ff)	10/31/38	1,483	1,255,355
4.223%(ff)	05/01/29	535	505,437
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	1,169	1,076,773
2.206%(ff)	08/17/29	2,322	1,939,501
2.251%(ff)	11/22/27	1,550	1,374,856
2.999%(ff)	03/10/26	1,279	1,211,699
3.803%(ff)	03/11/25	325	319,286
4.292%(ff)	09/12/26	1,178	1,129,558
6.161%(ff)	03/09/29	1,065	1,073,184
6.254%(ff)	03/09/34	535	545,803
7.390%(ff)	11/03/28	1,900	2,001,171
Sub. Notes
5.402%(ff)	06/20/34	1,960	1,952,547
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
6.625%	06/20/33	3,860	3,848,415
7.000%	11/21/25	855	860,350
Sub. Notes, 144A
4.198%(ff)	06/01/32	200	148,036
4.950%(ff)	06/01/42	538	354,262
KeyBank NA,
Sub. Notes
3.900%	04/13/29	1,500	1,183,758

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27	517	$459,623
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.538%(ff)	07/20/27	2,164	1,904,906
1.640%(ff)	10/13/27	350	306,632
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26	1,334	1,238,422
5.748%(ff)	07/06/34	1,024	1,024,774
5.778%(ff)	07/06/29	1,463	1,465,455
Morgan Stanley,
Sr. Unsec’d. Notes
0.985%(ff)	12/10/26	405	361,327
1.593%(ff)	05/04/27	3,907	3,497,615
4.210%(ff)	04/20/28	2,056	1,975,485
5.250%(ff)	04/21/34	640	631,657
Sr. Unsec’d. Notes, SOFR + 0.625%
5.686%(c)	01/24/25	3,136	3,127,754
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	583	516,594
2.239%(ff)	07/21/32	319	253,560
2.699%(ff)	01/22/31	2,742	2,334,145
Sr. Unsec’d. Notes, MTN
1.164%(ff)	10/21/25	1,173	1,096,647
1.794%(ff)	02/13/32	1,224	949,625
1.928%(ff)	04/28/32	595	464,265
2.511%(ff)	10/20/32	581	468,774
2.802%(ff)	01/25/52	662	434,816
Sub. Notes
2.484%(ff)	09/16/36	1,752	1,326,089
5.948%(ff)	01/19/38	1,220	1,203,447
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
4.754%	04/21/26	885	871,499
National Australia Bank Ltd. (Australia),
Sub. Notes, 144A, MTN
2.332%	08/21/30	752	586,536
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.808%(ff)	09/13/29	1,065	1,048,194
7.472%(ff)	11/10/26	2,903	2,967,070
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
4.750%	09/22/25(a)	1,048	1,022,177
Sub. Notes, 144A
4.625%(ff)	09/13/33(a)	1,375	1,249,802
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	739	735,695
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
6.000%	11/01/27	1,412	1,448,310
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	2,940	2,816,245

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
6.833%(ff)	11/21/26	2,577	$2,578,790
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28	2,209	1,946,303
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	1,521	1,324,251
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	2,105	1,979,900
6.187%(ff)	07/06/27	920	921,153
7.776%(ff)	11/16/25(a)	341	348,028
State Street Corp.,
Sr. Unsec’d. Notes
5.820%(ff)	11/04/28	663	680,454
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.040%	07/16/29	265	231,069
Svenska Handelsbanken AB (Sweden),
Sr. Unsec’d. Notes, 144A
5.500%	06/15/28	1,425	1,396,032
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	250	228,750
2.593%(ff)	09/11/25	1,072	1,019,740
6.442%(ff)	08/11/28	2,000	2,002,500
9.016%(ff)	11/15/33(a)	1,155	1,387,218
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27	544	479,034
3.127%(ff)	06/03/32	760	602,988
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	2,690	2,673,530
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	2,176	1,940,549
3.526%(ff)	03/24/28	458	428,189
3.584%(ff)	05/22/28	1,363	1,270,061
4.808%(ff)	07/25/28	1,317	1,287,739
Westpac Banking Corp. (Australia),
Sub. Notes
2.668%(ff)	11/15/35	703	539,711
3.020%(ff)	11/18/36	577	441,732

			177,106,309

Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
(Belgium),
Gtd. Notes
4.700%	02/01/36	2,878	2,802,291
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	415	402,253
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	1,040	965,303
5.550%	01/23/49	520	547,658

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40	45	$33,866
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	641	578,733
Sr. Unsec’d. Notes
4.900%	05/01/33	1,865	1,831,217
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.650%	02/15/53	820	823,584
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	1,341	1,053,950

			9,038,855

Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	726	621,365
2.800%	08/15/41	717	507,431
3.000%	01/15/52	606	404,492
4.200%	03/01/33	928	865,999
4.200%	02/22/52	975	807,858
5.250%	03/02/33	2,490	2,492,511
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,017	736,659
4.600%	09/01/35	1,495	1,443,041
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	1,537	1,225,048

			9,104,404

Chemicals — 0.1%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
7.250%	02/13/33	729	712,834
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	377	326,323
5.150%	03/15/34	2,280	2,184,867
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.950%	11/07/25	487	489,735

			3,713,759

Commercial Services — 0.3%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30	270	252,202
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	537	455,110
3.200%	08/15/29	2,526	2,195,789
5.950%	08/15/52	572	548,151

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60	51	$29,535
4.250%	05/01/29	787	767,726
Triton Container International Ltd. (Bermuda),
Gtd. Notes, 144A
1.150%	06/07/24	1,315	1,243,313
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	570	404,782
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	664	479,071
5.420%	10/01/30	145	144,656
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	955	813,514

			7,333,849

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50	1,333	928,210
2.700%	08/05/51	690	480,413
2.800%	02/08/61	831	561,369
2.850%	08/05/61	103	70,083
2.950%	09/11/49	256	190,523
3.950%	08/08/52	553	487,140
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,409	1,110,736
5.750%	03/15/33	985	980,172

			4,808,646

Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	1,112	1,041,015
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33	995	1,006,109
5.050%	03/22/28	840	846,882
5.200%	03/22/63	133	136,132

			3,030,138

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	2,298	2,050,684
3.000%	10/29/28	2,194	1,900,068
4.875%	01/16/24	300	297,876
6.500%	07/15/25	441	443,357
Air Lease Corp.,
Sr. Unsec’d. Notes
3.125%	12/01/30	1,266	1,055,591
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	236	218,520

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
American Express Co.,
Sr. Unsec’d. Notes
5.043%(ff)	05/01/34	963	$941,938
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	780	725,761
3.950%	07/01/24	641	622,059
4.250%	04/15/26	3,289	3,063,256
4.375%	05/01/26	765	713,324
5.250%	05/15/24	25	24,509
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	1,118	1,082,460
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	887	755,199
5.817%(ff)	02/01/34	535	510,978
6.377%(ff)	06/08/34	535	531,188
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	380	362,821
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
4.350%	06/15/29(a)	1,441	1,411,813
4.950%	06/15/52(a)	458	436,914
Mastercard, Inc.,
Sr. Unsec’d. Notes
4.850%	03/09/33(a)	1,195	1,216,876
Nasdaq, Inc.,
Sr. Unsec’d. Notes
5.350%	06/28/28	600	601,567
5.550%	02/15/34	1,635	1,641,465
6.100%	06/28/63	130	133,026
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
1.851%	07/16/25	1,120	1,022,914
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	893	685,203

			22,449,367

Electric — 3.4%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
5.400%	06/01/33	941	936,586
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	436	281,533
AES Corp. (The),
Sr. Unsec’d. Notes
5.450%	06/01/28	4,235	4,159,448
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	925	873,810
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	3,237	3,168,322

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	321	$234,226
Alliant Energy Finance LLC,
Gtd. Notes, 144A
1.400%	03/15/26	35	31,003
Ameren Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/31	66	59,003
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53	725	621,386
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	437	380,552
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51	1,039	699,039
Commonwealth Edison Co.,
First Mortgage
3.650%	06/15/46	19	14,855
3.700%	03/01/45	9	7,127
4.700%	01/15/44	57	52,291
First Mortgage, Series 130
3.125%	03/15/51	534	374,970
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.150%	11/15/52	526	579,823
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	830	837,775
5.600%	06/15/42	591	572,779
5.800%	03/01/33	970	997,235
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	1,745	1,707,582
Duke Energy Carolinas LLC,
First Mortgage
2.550%	04/15/31	72	61,161
First Ref. Mortgage
4.000%	09/30/42	529	438,370
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	609	495,705
3.400%	10/01/46	367	274,844
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	1,794	1,145,457
3.750%	05/15/46	22	17,028
5.400%	04/01/53	195	196,979
Duke Energy Ohio, Inc.,
First Mortgage
4.300%	02/01/49	20	16,759
5.250%	04/01/33	300	303,123
5.650%	04/01/53	111	114,269

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	371	$247,762
4.375%	03/30/44	355	307,670
5.250%	03/15/33	610	620,337
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	324	290,650
EDP Finance BV (Portugal),
Gtd. Notes, 144A
6.300%	10/11/27	216	222,049
Electricite de France SA (France),
Sr. Unsec’d. Notes
6.250%	05/23/33	1,030	1,041,816
Sr. Unsec’d. Notes, 144A
5.700%	05/23/28	810	813,719
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31	785	624,605
3.550%	06/15/26	650	615,464
4.750%	06/15/46	495	399,517
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76	823	786,928
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	1,123	942,895
2.250%	07/12/31(a)	1,383	1,083,331
Sr. Unsec’d. Notes, 144A
5.000%	06/15/32	1,622	1,519,307
Entergy Arkansas LLC,
First Mortgage
4.950%	12/15/44	44	40,441
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	591	462,045
2.900%	03/15/51	414	272,859
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	473	348,186
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	369	320,297
3.450%	12/01/27	36	32,930
5.000%	09/15/52(a)	912	854,029
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,289	1,327,725
Evergy Metro, Inc.,
General Ref. Mortgage
4.950%	04/15/33	690	679,283
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	5	4,364
Eversource Energy,
Sr. Unsec’d. Notes
5.450%	03/01/28	1,355	1,364,517

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Exelon Corp.,
Sr. Unsec’d. Notes
5.600%	03/15/53	555	$559,870
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27	3,777	3,475,578
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	1,616	1,342,585
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	54	46,676
4.400%	05/15/28	870	853,671
4.625%	05/15/30	119	117,175
5.050%	04/01/28	884	891,136
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	514	473,797
ITC Holdings Corp.,
Sr. Unsec’d. Notes
5.400%	06/01/33	2,300	2,286,228
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	4,384	3,770,228
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	332	321,262
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	28	24,080
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30	749	573,449
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	1,272	1,193,254
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
1.350%	03/15/31	994	757,461
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
5.000%	07/15/32	556	548,252
5.050%	02/28/33	3,229	3,186,108
5.250%	02/28/53	341	329,188
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.278%	12/15/28	600	559,998
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	1,696	1,639,016
Ohio Power Co.,
Sr. Unsec’d. Notes
5.000%	06/01/33	420	413,335
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	862	572,702
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	501	393,020

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
4.450%	04/15/42	619	$464,637
4.500%	07/01/40	1,347	1,047,401
4.550%	07/01/30	755	683,291
4.600%	06/15/43	353	264,471
6.150%	01/15/33	587	576,477
6.400%	06/15/33	920	914,715
6.750%	01/15/53	300	296,124
PacifiCorp,
First Mortgage
2.900%	06/15/52	1,091	680,907
3.300%	03/15/51	1,525	1,044,350
4.150%	02/15/50	450	348,272
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	875	578,392
PPL Electric Utilities Corp.,
First Mortgage
5.000%	05/15/33	937	939,478
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	737	637,105
5.250%	04/01/53	321	308,168
First Mortgage, Series 36
2.700%	01/15/51	428	272,253
First Mortgage, Series 39
4.500%	06/01/52	462	402,460
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	297	175,401
2.700%	05/01/50	261	174,619
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.850%	11/15/27	1,893	1,933,589
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	609	524,965
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53	550	546,350
6.000%	06/01/26	19	19,379
First Mortgage, Series UUU
3.320%	04/15/50	48	34,324
First Mortgage, Series XXX
3.000%	03/15/32	721	618,092
Sempra Energy,
Sr. Unsec’d. Notes
5.400%	08/01/26	1,065	1,060,148
5.500%	08/01/33	1,811	1,801,812
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	37	27,677
5.700%	03/01/53	300	300,732
5.850%	11/01/27	851	871,138
5.875%	12/01/53	1,030	1,051,937
First Mortgage, Series 20A
2.950%	02/01/51	199	130,269

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
First Mortgage, Series A
4.200%	03/01/29	502	$477,278
First Ref. Mortgage, Series B
3.650%	03/01/28	1,347	1,258,484
First Ref. Mortgage, Series C
3.600%	02/01/45	485	355,209
4.125%	03/01/48	399	324,431
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	650	597,029
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	1,508	1,318,153
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	246	187,805
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	504	398,016
4.850%	12/01/48	23	20,328
Union Electric Co.,
First Mortgage
2.150%	03/15/32	945	756,466
3.900%	04/01/52	235	191,422
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	1,827	1,097,249
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,119	2,046,581
4.300%	07/15/29	1,297	1,154,235
4.875%	05/13/24	1,160	1,138,729

			89,254,183

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/33	576	587,145

Entertainment — 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)	2,754	2,440,226
5.050%	03/15/42(a)	1,825	1,531,041

			3,971,267

Foods — 0.4%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
4.000%	05/17/51	200	160,638
Grupo Bimbo SAB de CV (Mexico),
Gtd. Notes, 144A
4.700%	11/10/47	385	346,673
Hershey Co. (The),
Sr. Unsec’d. Notes
4.500%	05/04/33	940	933,936
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	04/01/33	1,550	1,452,348

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39	1,950	$1,764,896
4.875%	10/01/49	551	502,541
5.500%	06/01/50	523	519,429
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47	16	13,965
Nestle Holdings, Inc.,
Gtd. Notes, 144A
4.850%	03/14/33	1,650	1,684,862
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	2,760	2,162,984

			9,542,272

Gas — 0.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/27	27	25,298
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	487	420,315
4.487%	02/15/42	15	12,516
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	366	286,750
2.950%	09/01/29	608	532,624
5.250%	03/30/28	200	200,200
5.400%	06/30/33	730	731,484
5.800%	02/01/42	207	199,345
Southern California Gas Co.,
First Mortgage
5.200%	06/01/33	500	494,095
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	2,824	2,801,847
Gtd. Notes, Series 20-A
1.750%	01/15/31	633	497,693
Gtd. Notes, Series 21A
3.150%	09/30/51	1,218	821,632

			7,023,799

Healthcare-Products — 0.2%
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.132%	12/01/51	432	285,879
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51	465	321,062
Medtronic Global Holdings SCA,
Gtd. Notes
4.250%	03/30/28	1,530	1,492,039
4.500%	03/30/33	1,865	1,819,356

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.600%	11/24/31	34	$28,214

			3,946,550

Healthcare-Services — 0.7%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	1,647	1,285,334
4.125%	11/15/42	281	231,377
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	882	754,137
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	307	244,957
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	37	33,356
6.100%	10/15/52	825	903,940
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	1,983	1,836,619
5.200%	06/01/28	370	367,915
5.500%	06/15/47	318	298,615
5.625%	09/01/28	1,994	1,998,289
5.875%	02/15/26	375	375,319
Gtd. Notes, 144A
4.625%	03/15/52	610	500,897
Sr. Sec’d. Notes
4.500%	02/15/27	1,804	1,742,271
Iowa Health System,
Unsec’d. Notes, Series 2020
3.665%	02/15/50	794	608,402
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	268	181,366
OhioHealth Corp.,
Sec’d. Notes
2.297%	11/15/31	910	739,815
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	1,110	871,380
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	1,360	921,463
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	220	198,153
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	152	125,686
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	1,019	756,617
2.900%	05/15/50	591	413,498
3.050%	05/15/41	405	312,261

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
3.250%	05/15/51	577	$429,362
3.500%	08/15/39	841	705,053
4.625%	07/15/35	15	14,675
4.750%	05/15/52	542	514,594
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	689	454,549

			17,819,900

Home Builders — 0.0%
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31	752	592,071

Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	06/30/50	38	32,146
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	658	458,299
3.850%	03/15/52	1,354	1,120,071
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27(a)	884	821,838
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	332	312,162
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	483	447,951
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A, MTN
4.500%	04/10/26	1,196	1,170,743
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	46	38,600
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
4.400%	06/30/27	1,600	1,553,050
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	675	583,718
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	1,595	1,573,467
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	334	254,355
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30	875	677,199
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	931	735,798
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	608	463,416
4.450%	05/15/69	229	191,093

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	678	$528,027
6.063%	03/30/40	610	637,477
Pine Street Trust I,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29	914	838,899
Protective Life Global Funding,
Sec’d. Notes, 144A
4.714%	07/06/27	1,624	1,577,971
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	850	586,693
4.375%(ff)	09/15/54	275	267,065
6.850%	12/16/39	1,706	1,904,335

			16,774,373

Internet — 0.3%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	753	500,017
2.700%	06/03/60	330	211,909
3.100%	05/12/51	582	433,693
3.600%	04/13/32	1,311	1,221,914
3.875%	08/22/37	1,143	1,043,765
3.950%	04/13/52	419	364,349
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.600%	05/15/53	775	795,808
5.750%	05/15/63	450	465,252
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	1,052	1,040,819
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	510	502,594
5.375%	11/15/29	25	25,085

			6,605,205

Investment Companies — 0.0%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24	290	278,058
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	301,675
4.875%	11/22/26	200	176,316
5.500%	01/16/25	200	189,476

			945,525

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	1,675	1,603,987

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,394	$1,160,969
3.500%	06/01/41	2,459	1,661,164
3.500%	03/01/42	781	520,234
3.700%	04/01/51	1,539	976,672
3.900%	06/01/52	996	648,925
4.908%	07/23/25	1,963	1,925,027
6.384%	10/23/35	182	177,641
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	673	411,609
2.800%	01/15/51	310	205,002
2.937%	11/01/56	2,545	1,657,851
2.987%	11/01/63	40	25,344
3.200%	07/15/36	412	338,553
3.250%	11/01/39	53	42,049
3.300%	02/01/27	572	543,025
3.750%	04/01/40	1,534	1,292,312
4.049%	11/01/52	34	28,281
4.800%	05/15/33	910	900,582
5.350%	11/15/27	2,224	2,266,126
5.350%	05/15/53	1,770	1,799,666
5.500%	11/15/32	671	697,282
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	548	493,604
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30	7	6,137
3.950%	03/20/28(a)	1,618	1,506,304
4.950%	05/15/42	9	7,099
Paramount Global,
Jr. Sub. Notes
6.375%(ff)	03/30/62	250	208,877
Sr. Unsec’d. Notes
4.200%	06/01/29	400	356,728
4.200%	05/19/32(a)	865	725,122
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	345	257,495
5.500%	09/01/41	53	44,281
5.875%	11/15/40	51	45,116
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49	1,920	1,300,190
3.500%	05/13/40	542	447,052
3.600%	01/13/51	488	388,336

			23,064,655

Mining — 0.4%
Anglo American Capital PLC (South Africa),
Gtd. Notes
5.500%	05/02/33	1,690	1,645,283
Gtd. Notes, 144A
2.625%	09/10/30	200	164,056

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
3.625%	09/11/24	220	$213,586
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	270	238,864
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	267	250,706
4.375%	08/01/28	1,070	1,009,684
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.625%	04/29/24	31	30,609
5.400%	05/08/28	1,700	1,685,087
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	07/15/33	3,457	3,419,947
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.250%	05/13/30	34	29,915
4.200%	05/13/50	860	699,879

			9,387,616

Miscellaneous Manufacturing — 0.0%
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	945	889,946

Oil & Gas — 0.9%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	1,583	1,305,725
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	555	550,010
6.000%	06/13/33	1,795	1,795,711
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32	2,866	2,436,089
2.772%	11/10/50	494	327,980
2.939%	06/04/51	197	134,928
4.812%	02/13/33	875	863,030
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62	552	450,137
5.300%	05/15/53	735	747,935
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	802	713,206
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	632	595,416
5.875%	06/15/28	1,655	1,649,401
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	664	598,474
6.250%	03/15/33	2,625	2,718,534
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	657	619,803

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	746	$691,879
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	48	41,598
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.995%	08/16/39	49	38,827
4.227%	03/19/40	193	177,804
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	17	16,938
Ovintiv, Inc.,
Gtd. Notes
6.500%	02/01/38	139	136,659
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	691	613,262
Phillips 66,
Gtd. Notes
2.150%	12/15/30	957	781,145
Phillips 66 Co.,
Gtd. Notes
3.150%	12/15/29	1,315	1,147,831
5.300%	06/30/33	850	848,148
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	485	393,435
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,833	1,521,803
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	18	16,595
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,149	868,759

			22,801,062

Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	3,454	3,006,250
4.250%	11/21/49	998	859,944
4.400%	11/06/42	605	541,654
4.500%	05/14/35	273	259,096
4.750%	03/15/45	53	48,539
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	2,262	1,928,470
2.800%	05/15/30	202	175,284
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
4.875%	03/03/28	1,555	1,554,343
4.875%	03/03/33	930	943,120

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	758	$532,438
2.550%	11/13/50	49	31,908
Cigna Group (The),
Gtd. Notes
4.800%	08/15/38	597	563,517
Sr. Unsec’d. Notes
5.400%	03/15/33	645	655,692
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	1,937	1,350,590
3.250%	08/15/29	307	275,528
4.780%	03/25/38	1,155	1,064,710
5.125%	07/20/45	315	291,087
5.250%	01/30/31	305	303,837
5.300%	06/01/33	930	928,379
5.625%	02/21/53	398	395,422
5.875%	06/01/53	310	318,466
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	429	391,027
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.700%	02/27/33	255	258,154
4.950%	02/27/63	245	249,898
McKesson Corp.,
Sr. Unsec’d. Notes
5.100%	07/15/33	990	994,001
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.150%	12/10/31	27	22,385
2.750%	12/10/51	503	347,125
5.150%	05/17/63	385	392,974
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33	1,380	1,375,720
5.300%	05/19/53	1,123	1,164,658
5.340%	05/19/63	525	530,288
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	2,410	1,996,969
5.000%	11/26/28	1,217	1,205,561
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	1,154	963,143
4.700%	02/01/43	1,194	1,110,203

			27,030,380

Pipelines — 0.9%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	230	212,978
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32(a)	2,354	1,942,163
4.500%	10/01/29	1,000	918,361

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Enbridge, Inc. (Canada),
Gtd. Notes
5.700%	03/08/33	2,612	$2,642,604
Energy Transfer LP,
Sr. Unsec’d. Notes
4.150%	09/15/29	759	699,284
4.950%	06/15/28	1,115	1,084,157
5.750%	02/15/33	2,710	2,727,210
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	583	556,092
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	182	128,283
3.300%	02/15/53	611	437,396
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31	719	569,751
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36	400	322,644
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	78	77,372
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	197	126,922
4.800%	02/01/33	658	622,478
5.450%	08/01/52	1,100	1,004,467
MPLX LP,
Sr. Unsec’d. Notes
5.500%	02/15/49	150	136,687
5.650%	03/01/53	140	130,854
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	972	923,364
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	500	340,138
ONEOK, Inc.,
Gtd. Notes
6.100%	11/15/32	306	311,274
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	198	196,737
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	1,475	1,398,879
4.500%	05/15/30	2,169	2,063,186
5.000%	03/15/27	905	891,057
5.750%	05/15/24	1,330	1,328,839
TC PipeLines LP,
Sr. Unsec’d. Notes
4.375%	03/13/25	55	53,454
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	341	291,896

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
6.150%	04/01/33	945	$951,323
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	1,769	1,467,173

			24,557,023

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.150%	04/15/53	295	265,286
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	1,537	1,399,289
2.950%	01/15/51	466	294,873
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	211	177,858
Corporate Office Properties LP,
Gtd. Notes
2.000%	01/15/29	21	16,045
2.750%	04/15/31	626	476,065
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.100%	04/01/31	1,095	876,156
2.900%	04/01/41	455	318,732
3.650%	09/01/27	1,935	1,808,854
3.800%	02/15/28	80	74,705
4.800%	09/01/28	700	680,216
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	915	736,722
3.000%	01/15/30	349	298,701
Extra Space Storage LP,
Gtd. Notes
5.500%	07/01/30	1,531	1,518,896
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32	915	893,648
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	1,074	1,019,279
4.750%	12/15/28	970	859,650
NNN REIT, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	410	247,725
3.500%	10/15/27	31	28,437
Prologis LP,
Sr. Unsec’d. Notes
1.750%	07/01/30	428	344,283
2.125%	10/15/50	182	102,306
5.125%	01/15/34	1,205	1,195,876
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,264	1,083,945
3.700%	06/15/30	995	890,860

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25	31	$29,751
UDR, Inc.,
Gtd. Notes, MTN
2.100%	08/01/32	54	41,062
Ventas Realty LP,
Gtd. Notes
4.750%	11/15/30	740	701,174
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	650	541,709
2.750%	01/15/32	543	438,728
3.100%	01/15/30	591	514,289
3.850%	06/15/32	1,102	973,288
4.125%	03/15/29	1,825	1,692,759
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	672	539,403
2.450%	02/01/32	388	305,518
3.850%	07/15/29	393	355,976
4.000%	02/01/25	77	74,747

			21,816,811

Retail — 0.4%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
2.500%	02/10/41	222	148,393
2.800%	02/10/51	832	527,974
Dollar General Corp.,
Sr. Unsec’d. Notes
5.450%	07/05/33(a)	1,245	1,234,015
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	1,275	791,389
2.750%	09/15/51	736	496,407
3.300%	04/15/40	67	54,412
4.950%	09/15/52(a)	1,084	1,075,957
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	455	321,803
3.650%	04/05/29	1,239	1,147,352
4.250%	04/01/52	1,767	1,441,795
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	646	526,012
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	41	38,523
Starbucks Corp.,
Sr. Unsec’d. Notes
3.750%	12/01/47	254	201,025
Target Corp.,
Sr. Unsec’d. Notes
4.800%	01/15/53	515	492,614

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.875%	04/15/30	465	$443,985
Walmart, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/33	1,720	1,670,030
4.500%	04/15/53	550	536,333

			11,148,019

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
3.900%	07/21/25	1,602	1,533,587

Semiconductors — 0.7%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
3.924%	06/01/32(a)	737	698,325
4.393%	06/01/52	400	364,228
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,325	1,782,070
3.419%	04/15/33	545	456,265
3.469%	04/15/34	1,300	1,065,513
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	1,938	1,363,109
3.734%	12/08/47	20	15,553
5.625%	02/10/43	500	508,127
KLA Corp.,
Sr. Unsec’d. Notes
4.950%	07/15/52	806	793,398
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	1,075	876,878
2.650%	02/15/32	1,607	1,297,958
5.000%	01/15/33	2,442	2,345,565
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29	598	540,790
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
6.000%	05/20/53	782	874,398
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.050%	05/18/63	840	841,017
TSMC Arizona Corp. (Taiwan),
Gtd. Notes
3.875%	04/22/27	1,072	1,030,592
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
2.250%	04/23/31	1,623	1,337,449
Xilinx, Inc.,
Gtd. Notes
2.375%	06/01/30	1,320	1,139,577

			17,330,812

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software — 0.7%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50	2,073	$1,331,379
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	1,241	1,003,443
2.950%	02/15/51	431	291,837
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	516	383,479
3.450%	08/08/36	473	431,246
3.700%	08/08/46	638	558,297
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28	745	657,239
3.600%	04/01/40	1,882	1,456,276
3.600%	04/01/50	2,021	1,443,087
3.850%	07/15/36	59	49,332
3.950%	03/25/51	650	490,788
4.650%	05/06/30	611	590,971
5.550%	02/06/53	1,679	1,626,757
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	354	305,197
2.950%	09/15/29	2,819	2,494,440
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25	538	518,967
3.700%	04/14/27	442	418,733
4.950%	03/28/28	2,455	2,427,594
VMware, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/30	3,350	3,201,740

			19,680,802

Telecommunications — 1.1%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	200	173,438
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	2,247	1,758,489
3.500%	06/01/41	205	157,501
3.500%	09/15/53	34	24,071
3.550%	09/15/55	1,990	1,393,165
3.650%	09/15/59	1,204	837,533
3.800%	12/01/57	700	506,329
5.400%	02/15/34	980	982,445
Bell Telephone Co. of Canada or Bell Canada (The) (Canada),
Gtd. Notes
5.100%	05/11/33	1,835	1,811,677
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
3.800%	03/15/32(a)	1,719	1,494,155
4.550%	03/15/52(a)	1,025	822,627

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,530	$1,622,340
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.665%	03/06/38	658	554,973
T-Mobile USA, Inc.,
Gtd. Notes
2.050%	02/15/28	207	179,804
2.625%	02/15/29	3,000	2,605,034
3.375%	04/15/29	2,327	2,092,318
3.500%	04/15/31	1,115	983,404
3.875%	04/15/30	2,447	2,255,666
5.050%	07/15/33	975	957,354
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31	3,689	2,908,567
2.355%	03/15/32	4,847	3,898,779
2.550%	03/21/31	24	20,044
4.016%	12/03/29	1,340	1,250,025
4.272%	01/15/36	687	620,497
5.050%	05/09/33	115	113,670

			30,023,905

Transportation — 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	172	122,125
3.300%	09/15/51	223	166,513
3.900%	08/01/46	410	338,807
4.150%	04/01/45	424	369,004
4.950%	09/15/41	43	41,994
5.150%	09/01/43	41	40,699
5.200%	04/15/54	460	469,358
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	1,358	1,140,304
2.875%	11/15/29	529	467,283
3.100%	12/02/51	1,212	855,305
3.500%	05/01/50	696	531,656
4.950%	08/15/45	323	301,251
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51	1,907	1,209,666
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	393	293,185
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	497	344,446
3.700%	03/15/53	94	72,783
3.950%	10/01/42	586	480,368
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.375%	09/10/38	626	562,503

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	1,119	$937,077

			8,744,327

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.150%	06/01/49	600	504,582

TOTAL CORPORATE BONDS (cost $646,726,813)			644,279,496

MUNICIPAL BONDS — 0.2%
Arizona — 0.0%
City of Yuma,
Taxable, Revenue Bonds
1.269%	07/15/26	15	13,320
1.749%	07/15/28	15	12,778
2.102%	07/15/30	30	24,723

			50,821

California — 0.1%
California Statewide Communities Development Authority,
Taxable, Revenue Bonds
1.807%	02/01/30	30	24,281
1.877%	02/01/31	40	31,627
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	135	149,454
Fresno Unified School District,
General Obligation Unlimited, Taxable
1.162%	08/01/26	220	195,062
Municipal Improvement Corp. of Los Angeles,
Taxable, Revenue Bonds, Series C
1.831%	11/01/29	75	62,494
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	20	16,907
2.199%	05/01/31	205	170,916
San Jose Financing Authority,
Taxable, Revenue Bonds
1.812%	06/01/29	150	125,612
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	70	84,491
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	340	426,775

			1,287,619

Colorado — 0.0%
City & County of Denver Co. Airport System Revenue,
Taxable, Revenue Bonds, Series C
1.572%	11/15/26	75	67,258

Illinois — 0.0%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series D
1.704%	01/01/26	120	110,353

Interest Rate	Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois (cont’d.)
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	121		$129,543
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	457		476,571

				716,467

Louisiana — 0.0%
Louisiana State Transportation Authority,
Taxable, Revenue Bonds, Series A
1.648%	02/15/28	30		26,050

New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26	230		208,711
1.483%	01/01/28	205		177,450

				386,161

New York — 0.1%
City of New York,
General Obligation Unlimited, Series D
0.982%	08/01/25	205		188,203
1.396%	08/01/27	665		579,697
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, Series C
5.175%	11/15/49	1,020		932,999
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series D
1.920%	11/01/29	150		126,035
New York State Dormitory Authority,
Revenue Bonds, BABs, Series D
5.600%	03/15/40	90		95,483
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series F
1.000%	03/15/26	150		134,352
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	415		380,734
Taxable, Revenue Bonds
5.647%	11/01/40	145		155,386

				2,592,889

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	75		91,688

Texas — 0.0%
City of Houston Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.235%	07/01/29	110		95,353

TOTAL MUNICIPAL BONDS (cost $5,273,284)				5,314,306

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Fannie Mae Interest Strips,
Series 293, Class 1, PO
1.694%(s)	12/25/24	4		3,570

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 369, Class 12, IO
5.500%(cc)	05/25/36	115		$22,039
Series 383, Class 60, IO
6.500%	10/25/37	36		7,434
Series 417, Class C11, IO
2.500%	02/25/28	1,230		55,317
Fannie Mae REMIC,
Series 1993-119, Class H
6.500%	07/25/23	—	(r)	65
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	—	(r)	110
Series 1993-141, Class Z
7.000%	08/25/23	—	(r)	386
Series 1993-147, Class Z
7.000%	08/25/23	—	(r)	230
Series 1996-04, Class SA, IO, 1 Month LIBOR x (1) + 8.500% (Cap 8.500%, Floor 0.000%)
3.350%(c)	02/25/24	1		11
Series 2003-78, Class B
5.000%	08/25/23	—	(r)	202
Series 2004-70, Class EB
5.000%	10/25/24	—	(r)	251
Series 2005-057, Class NK, 1 Month LIBOR x (4) + 22.000% (Cap 22.000%, Floor 0.000%)
1.398%(c)	07/25/35	24		23,420
Series 2006-002, Class LY, 1 Month LIBOR x (16) + 96.000% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	9		8,732
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590% (Cap 6.590%, Floor 0.000%)
1.440%(c)	04/25/36	107		8,471
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	27		29,397
Series 2006-44, Class P, PO
3.014%(s)	12/25/33	19		15,865
Series 2007-058, Class SV, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
1.600%(c)	06/25/37	118		7,633
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
1.250%(c)	11/25/37	225		11,969
Series 2007-109, Class YI, IO, 1 Month LIBOR x (1) + 6.450% (Cap 6.450%, Floor 0.000%)
1.300%(c)	12/25/37	235		16,413
Series 2008-85, Class EB
5.000%	09/25/28	12		11,864
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
0.850%(c)	03/25/38	105		3,551
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
1.100%(c)	01/25/40	195		14,886
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
1.100%(c)	01/25/40	129		8,171

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420% (Cap 6.420%, Floor 0.000%)
1.270%(c)	04/25/40	56	$3,729
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660% (Cap 12.660%, Floor 0.000%)
2.359%(c)	03/25/40	30	28,128
Series 2013-13, Class IK, IO
2.500%	03/25/28	354	14,137
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
2.352%(s)	05/25/44	183	133,643
Series 2004-W12, Class 1PO, PO
1.365%(s)	07/25/44	152	127,874
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
2.050%(s)	02/25/44	192	145,631
Freddie Mac REMIC,
Series 1621, Class J
6.400%	11/15/23	1	1,028
Series 1630, Class PK
6.000%	11/15/23	3	3,017
Series 1680, Class PK
6.500%	02/15/24	3	3,108
Series 1695, Class EB
7.000%	03/15/24	6	5,875
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	11	12,116
Series 2643, Class SA, 1 Month LIBOR x (7) + 45.500% (Cap 45.500%, Floor 0.000%)
11.744%(c)	03/15/32	5	5,560
Series 2846, Class GB
5.000%	08/15/24	16	16,049
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300% (Cap 14.300%, Floor 0.000%)
3.913%(c)	02/15/35	36	36,066
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
1.457%(c)	03/15/35	125	2,017
Series 3126, Class AO, PO
2.150%(s)	03/15/36	24	20,074
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
1.057%(c)	08/15/36	87	4,817
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200% (Cap 7.200%, Floor 0.000%)
2.007%(c)	09/15/26	74	1,832
Series 3237, Class BO, PO
3.079%(s)	11/15/36	203	162,298
Series 3306, Class TB, 1 Month LIBOR + 2.750% (Cap 8.840%, Floor 0.000%)
7.943%(c)	04/15/37	11	11,705
Series 3306, Class TC, 1 Month LIBOR + 2.210% (Cap 8.640%, Floor 0.000%)
7.403%(c)	04/15/37	10	10,179

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
0.807%(c)	11/15/37	17		$910
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
1.207%(c)	11/15/24	—	(r)	1
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340% (Cap 6.340%, Floor 0.000%)
1.147%(c)	12/15/39	273		12,105
Series 3704, Class DC
4.000%	11/15/36	10		9,878
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
0.807%(c)	10/15/40	63		3,432
Series 3852, Class QN, 1 Month LIBOR x (4) + 27.211% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	66		62,698
Series 3852, Class TP, 1 Month LIBOR x (4) + 27.500% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	75		76,152
Series 4030, Class IL, IO
3.500%	04/15/27	279		9,610
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	542		24,389
Government National Mortgage Assoc.,
Series 2002-84, Class PH
6.000%	11/16/32	222		221,382
Series 2004-19, Class KE
5.000%	03/16/34	684		674,691
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
0.943%(c)	09/20/34	125		2,123
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
0.954%(c)	06/17/34	6		4
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.250%)
1.343%(c)	06/20/36	141		4,595
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
1.504%(c)	04/20/37	171		7,135
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510% (Cap 6.510%, Floor 0.000%)
1.353%(c)	05/20/37	420		19,010
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490% (Cap 6.490%, Floor 0.000%)
1.344%(c)	10/20/37	263		5,500
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740% (Cap 6.740%, Floor 0.000%)
1.594%(c)	08/20/38	206		9,216
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550% (Cap 7.550%, Floor 0.000%)
2.393%(c)	09/20/38	103		4,216
Series 2009-016, Class SJ, IO, 1 Month LIBOR x (1) + 6.800% (Cap 6.800%, Floor 0.000%)
1.654%(c)	05/20/37	278		10,371

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2009-036, Class IE, IO, 1 Month LIBOR x (3) + 20.667% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	530	$7,066
Series 2009-065, Class LB
6.000%	07/16/39	22	21,741
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
0.854%(c)	02/20/38	210	7,613
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
1.604%(c)	06/20/37	140	6,559
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	853	5,406
Series 2010-031, Class SK, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
0.954%(c)	11/20/34	135	4,609
Series 2010-085, Class ID, IO
6.000%	09/20/39	97	10,778
Series 2010-157, Class OP, PO
1.834%(s)	12/20/40	134	111,349
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430% (Cap 5.590%, Floor 0.430%)
5.524%(c)	04/20/60	2	2,151
Series 2013-184, Class KZ
2.500%	12/20/43	846	658,790
Series 2013-H04, Class BA
1.650%	02/20/63	4	3,477
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
4.962%(c)	02/20/62	5	4,668

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,064,123)			3,000,495

SOVEREIGN BONDS — 0.2%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
3.717%	01/25/27	260	246,652
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200	137,096
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
6.625%	02/17/37	190	216,315
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	870	773,352
3.750%	01/11/28	252	239,634
3.771%	05/24/61	889	605,942
4.280%	08/14/41	1,079	889,463
4.600%	02/10/48	350	288,397
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
6.500%	09/08/33	866	890,369
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	566	372,841

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
4.500%	04/01/56	200	$148,980
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes, 144A
3.800%	06/23/50	200	158,002
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50	561	509,248
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	533	402,223

TOTAL SOVEREIGN BONDS (cost $5,858,280)			5,878,514

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.1%
Federal Farm Credit Bank
2.350%	03/10/36	6,390	4,839,958
Federal Home Loan Bank
2.090%	02/22/36	10,795	7,990,607
Federal Home Loan Mortgage Corp.
2.500%	07/01/50	1,108	948,903
2.500%	07/01/50	2,138	1,839,945
2.500%	08/01/50	2,926	2,515,698
2.500%	10/01/50	5,729	4,929,666
2.500%	02/01/51	1,054	900,802
2.500%	02/01/51	2,213	1,900,780
2.500%	02/01/51	4,967	4,271,820
2.500%	03/01/51	3,311	2,845,398
2.500%	11/01/51	6,805	5,834,453
2.500%	12/01/51	446	380,951
2.500%	01/01/52	659	565,665
2.500%	01/01/52	10,855	9,293,547
3.000%	05/01/42	33	29,407
3.000%	05/01/42	687	616,630
3.000%	07/01/42	5	4,811
3.000%	08/01/42	7	6,069
3.000%	08/01/42	9	7,850
3.000%	08/01/42	42	38,388
3.000%	10/01/42	7	6,432
3.000%	10/01/42	24	21,418
3.000%	12/01/42	8	7,234
3.000%	01/01/43	56	50,313
3.000%	02/01/43	65	58,598
3.000%	02/01/43	182	164,237
3.000%	03/01/43	437	394,883
3.000%	03/01/43	446	403,077
3.000%	06/01/43	506	457,024
3.000%	02/01/47	2,414	2,171,193
3.000%	09/01/49	2,945	2,629,951
3.000%	07/01/50	889	787,365
3.000%	08/01/50	558	498,511
3.000%	12/01/50	3,844	3,428,957
3.000%	03/01/52	2,136	1,888,644
3.000%	03/01/52	10,017	8,902,679
3.500%	03/01/32	251	241,607
3.500%	11/01/48	6,108	5,694,599
3.500%	02/01/49	226	210,557
3.500%	06/01/49	21,115	19,638,873
3.500%	07/01/50	1,725	1,595,103

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	04/01/52	15,058		$13,859,094
4.000%	02/01/26	32		31,513
4.000%	01/01/32	178		173,930
4.000%	02/01/41	5		4,776
4.000%	02/01/41	10		9,327
4.000%	10/01/42	157		150,183
4.000%	08/01/47	7,664		7,248,929
4.000%	12/01/47	3,046		2,894,310
4.000%	05/01/48	615		583,999
4.000%	07/01/48	522		498,833
4.000%	01/01/49	2,474		2,362,657
4.000%	09/01/49	7,279		6,960,761
4.000%	05/01/52	14,127		13,346,274
4.000%	09/01/52	3,181		3,003,719
4.500%	09/01/24	4		4,086
4.500%	08/01/30	72		70,328
4.500%	04/01/47	74		72,262
4.500%	05/01/47	273		268,504
4.500%	05/01/48	1,873		1,850,078
4.500%	08/01/48	1,074		1,054,890
4.500%	08/01/49	4,242		4,158,881
4.500%	09/01/49	2,840		2,788,650
4.500%	09/01/50	186		182,070
4.500%	07/01/52	23,110		22,223,207
4.500%	08/01/52	6,123		5,887,686
4.500%	12/01/52	586		566,974
4.500%	12/01/52	1,560		1,508,284
5.000%	07/01/23	—	(r)	—
5.000%	10/01/23	1		922
5.000%	11/01/23	—	(r)	37
5.000%	06/01/30	54		54,083
5.000%	04/01/33	8		7,542
5.000%	08/01/33	1		619
5.000%	08/01/33	95		95,874
5.000%	09/01/33	—	(r)	225
5.000%	09/01/33	2		1,686
5.000%	10/01/33	—	(r)	323
5.000%	04/01/34	—	(r)	431
5.000%	11/01/34	2		2,470
5.000%	12/01/34	31		31,130
5.000%	12/01/34	61		61,599
5.000%	07/01/35	—	(r)	435
5.000%	11/01/35	—	(r)	9
5.000%	04/01/37	69		69,153
5.000%	01/01/39	16		15,799
5.000%	04/01/39	112		112,651
5.000%	07/01/39	8		7,779
5.000%	10/01/40	242		243,692
5.000%	03/01/49	38		37,985
5.000%	03/01/49	345		344,877
5.000%	11/01/49	578		572,696
5.000%	07/01/52	13,063		12,808,362
5.000%	09/01/52	20,262		19,868,748
5.500%	12/01/24	—	(r)	140
5.500%	04/01/27	15		15,055
5.500%	01/01/33	20		20,286
5.500%	06/01/35	153		157,202
6.500%	05/01/25	—	(r)	321

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	08/01/27	41		$42,392
6.500%	01/01/29	11		10,574
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.703%, Floor 2.135%)
4.200%(c)	10/01/36	19		19,123
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495% (Cap 6.995%, Floor 1.495%)
5.245%(c)	06/01/43	—	(r)	441
Federal National Mortgage Assoc.
2.500%	08/01/50	1,026		879,011
2.500%	09/01/50	3,610		3,102,784
2.500%	09/01/50	11,534		9,925,538
2.500%	09/01/50	17,019		14,624,790
2.500%	03/01/51	511		436,769
2.500%	12/01/51	5,799		4,977,385
2.500%	04/01/52	2,890		2,468,697
3.000%	11/01/42	9		8,569
3.000%	12/01/42	11		9,487
3.000%	12/01/42	12		10,518
3.000%	12/01/42	17		15,091
3.000%	12/01/42	26		23,228
3.000%	12/01/42	27		23,995
3.000%	12/01/42	36		32,496
3.000%	12/01/42	99		89,011
3.000%	12/01/42	393		354,751
3.000%	01/01/43	5		4,853
3.000%	01/01/43	6		5,660
3.000%	01/01/43	6		5,795
3.000%	01/01/43	7		6,551
3.000%	01/01/43	8		7,198
3.000%	01/01/43	12		10,423
3.000%	01/01/43	12		11,143
3.000%	01/01/43	13		11,751
3.000%	01/01/43	17		15,554
3.000%	01/01/43	18		16,528
3.000%	01/01/43	28		25,526
3.000%	01/01/43	35		31,681
3.000%	01/01/43	50		45,499
3.000%	01/01/43	93		84,088
3.000%	03/01/43	10		8,989
3.000%	03/01/43	14		12,238
3.000%	03/01/43	94		84,422
3.000%	03/01/43	239		215,712
3.000%	03/01/43	729		658,031
3.000%	04/01/43	24		21,294
3.000%	04/01/43	37		33,802
3.000%	04/01/43	57		51,377
3.000%	04/01/43	106		95,337
3.000%	04/01/43	121		109,278
3.000%	04/01/43	130		116,980
3.000%	04/01/43	896		809,077
3.000%	05/01/43	42		38,117
3.000%	05/01/43	48		43,770
3.000%	05/01/43	116		104,316
3.000%	05/01/43	221		199,058
3.000%	05/01/43	224		202,175
3.000%	05/01/43	448		403,993
3.000%	03/01/44	585		527,941

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	10/01/49	636	$568,383
3.000%	05/01/50	475	425,915
3.000%	07/01/50	427	377,912
3.000%	07/01/50	6,680	5,958,668
3.000%	08/01/50	932	825,253
3.000%	08/01/50	5,104	4,557,765
3.000%	09/01/50	9,894	8,825,539
3.000%	08/01/51	234	207,640
3.000%	08/01/51	7,367	6,542,897
3.000%	11/01/51	6,626	5,880,961
3.000%	04/01/52	6,569	5,788,155
3.000%	07/01/52	5,729	5,087,379
3.500%	08/01/32	190	181,825
3.500%	10/01/32	615	586,855
3.500%	04/01/33	67	63,235
3.500%	04/01/33	203	192,088
3.500%	05/01/33	250	238,274
3.500%	07/01/42	471	436,349
3.500%	09/01/42	234	217,486
3.500%	10/01/42	228	212,228
3.500%	01/01/43	293	271,937
3.500%	07/01/43	272	252,748
3.500%	08/01/45	204	189,615
3.500%	11/01/48	5,946	5,536,905
3.500%	07/01/50	368	338,130
3.500%	08/01/52	5,052	4,627,025
3.500%	08/01/52	5,064	4,654,929
4.000%	09/01/42	240	233,105
4.000%	10/01/42	531	504,985
4.000%	11/01/45	197	187,861
4.000%	03/01/46	56	53,596
4.000%	03/01/46	65	61,767
4.000%	06/01/46	69	65,407
4.000%	06/01/46	318	305,034
4.000%	08/01/46	20	19,001
4.000%	10/01/46	24	23,156
4.000%	10/01/46	159	150,813
4.000%	05/01/47	279	265,919
4.000%	06/01/47	331	316,098
4.000%	10/01/47	304	291,202
4.000%	10/01/47	5,612	5,350,264
4.000%	12/01/47	401	382,418
4.000%	01/01/48	939	897,249
4.000%	02/01/48	276	264,449
4.000%	02/01/48	727	694,531
4.000%	06/01/48	548	524,028
4.000%	06/01/48	606	579,035
4.000%	07/01/48	204	194,404
4.000%	07/01/48	228	216,935
4.000%	07/01/48	299	285,892
4.000%	08/01/48	119	113,596
4.000%	09/01/48	659	627,891
4.000%	05/01/49	9,224	8,794,310
4.000%	07/01/49	372	354,602
4.000%	02/01/50	6,281	5,989,028
4.000%	08/01/50	3,513	3,353,894
4.000%	11/01/50	2,229	2,128,601
4.000%	05/01/51	1,148	1,093,524

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	10/01/52	1,221		$1,151,125
4.500%	06/01/26	54		53,044
4.500%	09/01/26	20		19,864
4.500%	07/01/41	114		110,485
4.500%	10/01/42	920		894,209
4.500%	04/01/44	418		409,838
4.500%	10/01/44	1,671		1,645,851
4.500%	12/01/44	72		70,697
4.500%	06/01/45	422		414,230
4.500%	08/01/45	40		38,711
4.500%	10/01/45	112		110,001
4.500%	11/01/45	81		79,835
4.500%	02/01/46	276		272,012
4.500%	08/01/46	111		108,788
4.500%	01/01/47	1,791		1,757,128
4.500%	04/01/47	378		370,594
4.500%	07/01/47	779		764,786
4.500%	07/01/47	1,014		995,390
4.500%	11/01/47	487		476,568
4.500%	09/01/48	563		552,168
4.500%	08/01/49	2,862		2,808,103
4.500%	09/01/52	9,707		9,334,366
4.500%	10/01/52	7,849		7,546,798
5.000%	06/01/24	5		4,618
5.000%	07/01/25	24		24,116
5.000%	01/01/26	36		36,098
5.000%	09/01/29	35		34,862
5.000%	12/01/29	55		55,209
5.000%	02/01/35	76		74,744
5.000%	10/01/39	357		359,963
5.000%	01/01/40	525		529,217
5.000%	07/01/41	83		83,054
5.000%	10/01/43	—	(r)	300
5.000%	05/01/44	108		107,769
5.000%	12/01/44	261		261,538
5.000%	01/01/45	179		179,008
5.000%	06/01/47	18		18,081
5.000%	05/01/48	3		3,109
5.000%	07/01/48	120		119,993
5.000%	11/01/48	2,479		2,469,870
5.000%	02/01/49	4		4,450
5.000%	02/01/49	76		75,125
5.000%	03/01/49	3		3,185
5.000%	11/01/49	68		67,577
5.000%	11/01/49	243		240,822
5.000%	12/01/49	391		386,784
5.000%	01/01/50	272		270,458
5.000%	07/01/52	3,924		3,848,363
5.000%	12/01/52	9,460		9,274,581
5.500%	09/01/23	—	(r)	1
5.500%	01/01/26	5		5,351
5.500%	06/01/26	6		5,727
5.500%	05/01/28	35		34,719
5.500%	05/01/33	87		89,009
5.500%	06/01/33	24		23,840
5.500%	10/01/33	46		47,307
5.500%	01/01/34	138		141,581
5.500%	02/01/35	61		62,006

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	04/01/36	28		$27,559
5.500%	04/01/37	81		82,544
5.500%	01/01/38	60		60,988
5.500%	12/01/52	12,967		12,943,040
5.500%	02/01/53	2,630		2,617,216
5.500%	07/01/53	9,340		9,296,025
6.000%	01/01/24	1		1,256
6.000%	07/01/24	—	(r)	360
6.000%	10/01/27	42		42,027
6.000%	11/01/27	30		30,490
6.000%	04/01/28	20		20,371
6.000%	05/01/28	16		16,176
6.000%	04/01/34	6		5,658
6.000%	12/01/52	7,394		7,473,825
6.000%	01/01/53	6,139		6,192,984
6.500%	12/01/23	1		669
6.500%	09/01/28	20		20,283
6.500%	05/01/37	7		6,620
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
4.451%(c)	09/01/37	42		42,109
Government National Mortgage Assoc.
2.000%	08/20/50	432		364,945
2.000%	09/20/50	668		565,968
2.000%	11/20/50	20,550		17,341,728
2.000%	11/20/51	910		765,771
2.000%	12/20/51	15,860		13,333,825
2.500%	06/20/50	399		348,285
2.500%	01/20/51	649		564,639
2.500%	02/20/51	342		297,404
2.500%	05/20/51	1,285		1,116,552
2.500%	07/20/51	1,777		1,538,814
2.500%	08/20/51	2,213		1,919,247
2.500%	09/20/51	25,270		21,904,759
2.500%	12/20/51	247		213,744
2.500%	01/20/52	3,608		3,125,079
3.000%	09/20/46	263		239,297
3.000%	10/20/49	2,181		1,967,528
3.000%	03/20/50	3,366		3,035,696
3.000%	07/20/50	695		625,735
3.000%	02/20/51	1,511		1,363,464
3.000%	06/20/51	3,889		3,491,888
3.000%	08/20/51	15,720		14,099,666
3.000%	10/20/51	17,380		15,583,367
3.000%	11/20/51	323		289,448
4.000%	02/20/41	3		2,622
4.000%	10/20/41	1		644
4.000%	11/20/41	4		4,182
4.000%	04/20/42	2		2,222
4.000%	10/20/42	1		1,395
4.000%	08/20/43	22		21,210
4.000%	03/20/44	2		1,979
4.000%	05/20/44	3		2,447
4.000%	11/20/44	174		168,654
4.000%	05/20/45	18		17,818
4.000%	06/20/45	260		250,881
4.000%	07/20/45	811		779,696
4.000%	09/20/52	6,813		6,446,312

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	06/20/25	17		$16,847
4.500%	11/15/39	184		182,033
4.500%	02/20/50	376		367,611
4.500%	03/20/50	670		655,133
4.500%	04/20/50	1,355		1,323,350
4.500%	07/20/52	1,515		1,462,999
5.000%	04/15/25	162		161,257
5.000%	11/15/39	551		551,274
5.000%	07/15/40	127		127,080
5.000%	07/20/49	157		156,448
5.000%	08/20/52	1,484		1,458,383
5.000%	09/20/52	21,789		21,417,154
5.000%	11/20/52	10,486		10,313,636
5.500%	TBA	3,320		3,304,437
5.500%	11/20/52	13,792		13,739,707
6.000%	TBA	1,970		1,983,082
6.000%	11/20/52	6,836		6,883,202
6.000%	01/20/53	5,073		5,108,625
6.500%	10/15/23	—	(r)	104
Tennessee Valley Authority Generic Strips, Bonds
4.310%(s)	05/01/25	3,891		3,507,734
Tennessee Valley Authority Principal Strips, Bonds
5.004%(s)	06/15/35	600		330,382

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $645,324,265)				636,405,052

U.S. TREASURY OBLIGATIONS — 45.8%
U.S. Treasury Bonds
1.875%	02/15/41	8,476		6,157,019
1.875%	02/15/51	5,775		3,825,937
1.875%	11/15/51	5,255		3,469,942
2.000%	11/15/41	1,630		1,193,466
2.375%	11/15/49	30		22,416
2.875%	05/15/43	2,638		2,205,615
2.875%	05/15/52	1,050		870,516
3.000%	08/15/52	110		93,586
3.125%	05/15/48	65		56,103
3.375%	08/15/42	6,689		6,072,539
3.625%	08/15/43	500		469,219
3.625%	02/15/53(a)	32,900		31,599,422
3.750%	08/15/41	4,840		4,675,137
3.750%	11/15/43	416		397,475
3.875%	08/15/40	2,315		2,296,552
3.875%	02/15/43(a)	26,750		26,089,609
3.875%	05/15/43(a)	46,750		45,625,078
4.000%	11/15/42(a)	23,499		23,363,146
4.000%	11/15/52	38,834		39,914,173
4.375%	05/15/40	1,247		1,317,533
U.S. Treasury Notes
0.250%	09/30/23	2,405		2,375,971
0.250%	03/15/24(k)	32,298		31,156,215
0.250%	06/15/24	15,550		14,806,516
0.375%	07/15/24	3,359		3,190,132
0.375%	09/15/24	4,390		4,137,404
0.375%	01/31/26	7,120		6,391,869
0.500%	03/31/25	2,700		2,497,395
0.500%	02/28/26	938		842,661
0.625%	07/31/26	6,883		6,132,323

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
0.750%	12/31/23	1,120	$1,094,975
0.750%	03/31/26	10,960	9,905,956
0.750%	04/30/26	23,070	20,775,617
0.750%	05/31/26	26,560	23,858,350
1.000%	07/31/28	2,587	2,218,959
1.125%	01/15/25	49,705	46,744,058
1.250%	12/31/26	5,590	5,031,437
1.250%	03/31/28	2,470	2,161,250
1.250%	04/30/28	20,940	18,293,053
1.250%	06/30/28	2,600	2,263,625
1.375%	10/31/28	780	678,661
1.750%	12/31/24	341	324,176
1.750%	12/31/26	160	146,525
1.875%	08/31/24	60,594	58,219,562
2.125%	02/29/24	30	29,364
2.250%	03/31/24	6,830	6,669,655
2.500%	05/15/24	90	87,743
2.500%	03/31/27	580	543,569
2.625%	05/31/27	23,914	22,471,687
2.750%	07/31/27	4,970	4,685,778
2.875%	05/15/28	13,765	12,989,643
3.000%	07/31/24(a)	24,740	24,115,702
3.500%	02/15/33	24,010	23,390,992
3.625%	03/31/28	11,400	11,136,375
3.625%	03/31/30	6,300	6,164,156
3.875%	03/31/25	20,600	20,196,047
3.875%	01/15/26	7,200	7,066,125
3.875%	11/30/27(a)	88,096	86,857,150
3.875%	12/31/27	2,960	2,919,069
3.875%	11/30/29	38,680	38,338,528
3.875%	12/31/29	5,430	5,384,184
4.000%	12/15/25(a)	35,290	34,738,594
4.000%	02/29/28	48,250	47,903,203
4.000%	10/31/29	40,358	40,263,411
4.000%	02/28/30(a)	29,500	29,486,172
4.125%	10/31/27	2,376	2,363,563
4.500%	11/30/24(a)	119,760	118,492,228
4.500%	11/15/25(a)	63,849	63,524,469
4.625%	02/28/25(a)	71,200	70,649,313
4.625%	03/15/26	65,350	65,426,582

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,226,830,585)			1,208,854,475

TOTAL LONG-TERM INVESTMENTS (cost $2,569,532,220)			2,540,299,149

		Shares
SHORT-TERM INVESTMENTS — 20.2%
AFFILIATED MUTUAL FUNDS — 19.8%
PGIM Core Government Money Market Fund(wi)		80,450,019	80,450,019
PGIM Institutional Money Market Fund (cost $443,187,322; includes $441,081,394 of cash collateral for securities on loan)(b)(wi)		443,452,908	443,142,490

TOTAL AFFILIATED MUTUAL FUNDS (cost $523,637,341)			523,592,509

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
4.634%	07/13/23	1,625	$1,622,740
4.643%	11/02/23	5,987	5,881,504
4.979%	10/12/23	1,990	1,961,052

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,479,321)			9,465,296

OPTIONS PURCHASED*~ — 0.0% (cost $406,250)			62,500

TOTAL SHORT-TERM INVESTMENTS (cost $533,522,912)			533,120,305

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—116.5% (cost $3,103,055,132)			3,073,419,454

OPTIONS WRITTEN*~ — (0.0)% (premiums received $250,000)			(62,500)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—116.5% (cost $3,102,805,132)			3,073,356,954
Liabilities in excess of other assets(z) — (16.5)%			(435,399,579)

NET ASSETS — 100.0%			$2,637,957,375

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $433,584,866; cash collateral of $441,081,394 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(r)	Principal or notional amount is less than $500 par.

(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

					Notional
Description	Call/ Put	Expiration Date	Strike	Contracts	Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$116.00	2,000	2,000	$62,500
10 Year U.S. Treasury Notes Futures	Call	07/21/23	$120.00	2,000	2,000	—

Total Options Purchased (cost $406,250)						$62,500

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures (premiums received $250,000)	Call	07/21/23	$118.00	4,000	4,000	$(62,500)

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
505	5 Year U.S. Treasury Notes	Sep. 2023	$54,082,344	$(763,743)
2,878	10 Year U.S. Treasury Notes	Sep. 2023	323,100,483	(5,303,198)
408	20 Year U.S. Treasury Bonds	Sep. 2023	51,777,750	9,218
415	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	56,530,781	578,251

				(5,479,472)

Short Positions:
176	2 Year U.S. Treasury Notes	Sep. 2023	35,788,500	124,089
681	10 Year U.S. Ultra Treasury Notes	Sep. 2023	80,655,938	825,412

				949,501

				$(4,529,971)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$11,674,333

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$12,360,436	$—
Other	—	494,316	—
Student Loans	—	1,148,373	—
Commercial Mortgage-Backed Securities	—	22,563,686	—
Corporate Bonds	—	644,279,496	—
Municipal Bonds	—	5,314,306	—
Residential Mortgage-Backed Securities	—	3,000,495	—
Sovereign Bonds	—	5,878,514	—
U.S. Government Agency Obligations	—	636,405,052	—
U.S. Treasury Obligations	—	1,208,854,475	—
Short-Term Investments
Affiliated Mutual Funds	523,592,509	—	—
U.S. Treasury Obligations	—	9,465,296	—
Options Purchased	62,500	—	—

Total	$523,655,009	$2,549,764,445	$—

Liabilities
Option Written	$(62,500)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3

Other Financial Instruments*
Assets
Futures Contracts	$1,536,970	$—	$—

Liabilities
Futures Contracts	$(6,066,941)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

U.S. Treasury Obligations	46.2%
U.S. Government Agency Obligations	24.1
Affiliated Mutual Funds (16.7% represents investments purchased with collateral from securities on loan)	19.8
Banks	6.7
Electric	3.4
Telecommunications	1.1
Pharmaceuticals	1.0
Pipelines	0.9
Media	0.9
Oil & Gas	0.9
Commercial Mortgage-Backed Securities	0.9
Diversified Financial Services	0.9
Real Estate Investment Trusts (REITs)	0.8
Software	0.7
Healthcare-Services	0.7
Semiconductors	0.7
Insurance	0.6
Agriculture	0.5
Automobiles	0.5
Aerospace & Defense	0.4
Retail	0.4
Foods	0.4
Mining	0.4
Biotechnology	0.3
Beverages	0.3
Transportation	0.3
Commercial Services	0.3
Gas	0.3

Internet	0.3%
Sovereign Bonds	0.2
Municipal Bonds	0.2
Computers	0.2
Entertainment	0.2
Healthcare-Products	0.2
Chemicals	0.1
Airlines	0.1
Cosmetics/Personal Care	0.1
Residential Mortgage-Backed Securities	0.1
Auto Manufacturers	0.1
Lodging	0.1
Savings & Loans	0.1
Student Loans	0.1
Investment Companies	0.0	*
Miscellaneous Manufacturing	0.0	*
Home Builders	0.0	*
Electronics	0.0	*
Water	0.0	*
Other	0.0	*
Options Purchased	0.0	*

	116.5
Option Written	(0.0	)*
Liabilities in excess of other assets	(16.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$1,536,970	*	Due from/to broker-variation margin futures	$6,066,941	*

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unaffiliated investments	$62,500	Options written outstanding, at value	$62,500

		$1,599,470		$6,129,441

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures
Interest rate contracts	$(715,904)	$575,313	$(6,748,233)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures
Interest rate contracts	$(343,750)	$187,500	$(1,824,005)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$135,417
Options Written (2)	1,333,333
Futures Contracts - Long Positions (2)	380,395,824
Futures Contracts - Short Positions (2)	64,257,772

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$433,584,866	$(433,584,866)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $433,584,866:
Unaffiliated investments (cost $2,579,417,791)	$2,549,826,945
Affiliated investments (cost $523,637,341)	523,592,509
Cash	1,138,173
Interest receivable	17,561,141
Receivable for investments sold	5,783,757
Due from broker-variation margin futures	1,004,003
Prepaid expenses and other assets	49,540

Total Assets	3,098,956,068

LIABILITIES
Payable to broker for collateral for securities on loan	441,081,394
Payable for investments purchased	17,697,614
Accrued expenses and other liabilities	2,156,155
Options written outstanding, at value (premiums received $250,000)	62,500
Affiliated transfer agent fee payable	707
Management fee payable	323

Total Liabilities	460,998,693

NET ASSETS	$2,637,957,375

Net assets were comprised of:
Partners’ Equity	$2,637,957,375

Net asset value and redemption price per share, $2,637,957,375 / 258,580,815 outstanding shares of beneficial interest	$10.20

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$53,806,391
Unaffiliated dividend income	1,286,133
Affiliated dividend income	231,916
Income from securities lending, net (including affiliated income of $140,638)	141,613

Total income	55,466,053

EXPENSES
Custodian and accounting fees	78,499
Audit fee	28,762
Trustees’ fees	21,938
Professional fees	16,211
Pricing fees	8,202
Shareholders’ reports	4,936
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Miscellaneous	5,841

Total expenses	168,386

NET INVESTMENT INCOME (LOSS)	55,297,667

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(114,615))	(5,109,456)
Futures transactions	(6,748,233)
Options written transactions	575,313

(11,282,376)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(55,777))	(23,265,243)
Futures	(1,824,005)
Options written	187,500

(24,901,748)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(36,184,124)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,113,543

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	November 29, 2022(a) through December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$55,297,667	$6,598,530
Net realized gain (loss) on investment transactions	(11,282,376)	2,572,113
Net change in unrealized appreciation (depreciation) on investments	(24,901,748)	(9,076,401)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,113,543	94,242

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [136,819,718 and 155,703,446 shares, respectively]	1,406,730,712	1,557,034,458
Portfolio shares purchased [33,942,349 and 0 shares, respectively]	(345,015,580)	—

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,061,715,132	1,557,034,458

TOTAL INCREASE (DECREASE)	1,080,828,675	1,557,128,700
NET ASSETS:
Beginning of period	1,557,128,700	—

End of period	$2,637,957,375	$1,557,128,700

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		November 29, 2022(a) through December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.23		0.04
Net realized and unrealized gain (loss) on investment	(0.03)		(0.04)

Total from investment operations	0.20		—

Net Asset Value, end of period	$10.20		$10.00

Total Return(c)	2.00%		—%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,638		$1,557
Average net assets (in millions)	$2,435		$1,580
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.01	%(e)	0.02	%(f)(g)
Expenses before waivers and/or expense reimbursement	0.01	%(e)	0.02	%(f)(g)
Net investment income (loss)	4.58	%(e)	4.79	%(f)(g)
Portfolio turnover rate(h)	35%		31%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying fund in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)	Differs from calculation of net expenses presented on the Statement of Operations due to non-annualized non-recurring expenses, which eliminate the expense reimbursement for the partial period.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST PGIM FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 99.8%
ASSET-BACKED SECURITIES — 3.5%
Automobiles — 1.6%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25		902	$898,100
Series 2020-02, Class D
2.130%	03/18/26		200	189,406
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26		1,800	1,699,533
Series 2020-02A, Class A, 144A
2.020%	02/20/27		10,176	9,217,660
Series 2021-02A, Class C, 144A
2.350%	02/20/28		6,200	5,290,485
Series 2022-04A, Class A, 144A
4.770%	02/20/29		2,900	2,775,400
Series 2023-03A, Class B, 144A
6.120%	02/22/28		8,100	7,969,980
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A
5.400%	06/25/30		1,300	1,243,508
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25		94	93,946
Series 2020-03A, Class D
1.730%	07/15/26		200	195,573
Series 2021-03A, Class D
1.550%	06/15/27		16,800	15,401,776
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	5,100	3,491,599
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		13,522	12,193,008
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,522	1,361,184
Series 2021-02, Class C, 144A
2.110%	05/15/34		1,675	1,450,023
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class C, 144A
1.480%	08/15/25		100	99,398
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26		1,200	1,098,024
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		15,845	13,806,554
Series 2021-02A, Class B, 144A
2.120%	12/27/27		500	436,767
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		4,435	4,154,898
Series 2021-01A, Class C, 144A
2.050%	12/26/25		400	371,862
Series 2022-02A, Class B, 144A
2.650%	06/26/28		2,400	2,098,860
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		262	253,859

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2021-02, Class D, 144A
1.138%	12/26/28		178	$171,443
Series 2021-02, Class E, 144A
2.280%	12/26/28		499	484,780
Series 2021-03, Class D, 144A
1.009%	02/26/29		1,090	1,031,459
Series 2021-03, Class G, 144A
9.812%	02/26/29		3,300	3,076,932
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		10,526	10,130,092
Series 2019-01A, Class B, 144A
3.950%	11/14/28		600	567,974
Series 2021-01A, Class C, 144A
1.420%	07/14/28		1,235	1,099,070
Series 2021-01A, Class D, 144A
1.620%	11/14/30		1,875	1,597,126
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32		255	250,318
Series 2022-C, Class E, 144A
11.366%	12/15/32		1,162	1,171,308
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26		231	227,138
Series 2020-03, Class D
1.640%	11/16/26		1,193	1,162,736
Series 2021-01, Class D
1.130%	11/16/26		6,210	5,939,278
Series 2021-02, Class D
1.350%	07/15/27		4,732	4,471,918
Series 2022-05, Class C
4.740%	10/16/28		1,000	968,349
Series 2022-06, Class C
4.960%	11/15/28		700	680,278
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31		230	223,350
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		5,450	4,851,551

				123,896,503

Collateralized Debt Obligation — 0.0%
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
6.417%(c)	02/19/37		4,900	4,778,024

Consumer Loans — 0.6%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	2,115	1,522,321
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	177,078

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		4,534	$3,911,378
Series 2021-01A, Class B, 144A
2.470%	11/20/31		250	211,140
Series 2021-02A, Class C, 144A
3.090%	04/20/32		2,600	2,085,888
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		628	623,218
Series 2020-AA, Class A, 144A
2.190%	08/21/34		400	384,605
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		9,385	8,373,952
Series 2021-01A, Class A1, 144A
1.550%	06/16/36		7,200	6,230,941
Series 2022-02A, Class D, 144A
6.550%	10/14/34		1,830	1,751,398
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		3,696	3,630,090
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		2,948	2,808,798
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29		6,208	6,181,183
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		6,600	6,116,996
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		1,700	1,644,687
Series 2021-01, Class C, 144A
1.610%	09/25/30		2,300	2,132,457
Series 2021-01, Class D, 144A
2.040%	09/25/30		2,340	2,147,265

				49,933,395

Credit Cards — 0.3%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
5.689%(c)	03/15/29	GBP	2,916	3,693,817
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
6.165%(c)	03/15/29		2,059	2,048,759
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
5.519%(c)	07/15/29	GBP	1,800	2,277,684
Series 2021-03A, Class A2, 144A, SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.065%(c)	11/15/29		10,000	9,886,030

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Credit Cards (cont’d.)
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
6.119%(c)	11/15/28	GBP	4,944	$6,284,832

				24,191,122

Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		7,180	6,608,606

Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.790%(c)	05/25/34		444	416,570
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
5.975%(c)	08/25/33		1	1,474
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
6.650%(c)	03/25/43		226	220,043
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
5.630%(c)	01/25/34		590	554,862
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46		459	178,107
Home Equity Asset Trust,
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.230%(c)	04/25/34		252	244,355
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.850%(c)	09/25/34		325	254,051
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
6.050%(c)	04/25/34		336	325,249
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
5.870%(c)	07/25/34		64	61,614
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC07, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.200%(c)	06/25/33		84	83,459
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.170%(c)	10/25/33		40	39,050
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
6.725%(c)	11/25/32		7	7,044

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.790%(c)	08/25/33		381	$361,812
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		4,140	4,116,270

				6,863,960

Other — 0.3%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 3.350% (Cap N/A, Floor 0.000%)
8.500%(c)	04/25/25		3,980	3,942,695
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
7.950%(c)	06/25/24		21,027	20,200,456

				24,143,151

Residential Mortgage-Backed Securities — 0.3%
Ameriquest Mortgage Securities Trust,
Series 2006-R01, Class M1, 1 Month LIBOR + 0.585% (Cap N/A, Floor 0.585%)
5.735%(c)	03/25/36		36	36,240
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.750%(c)	02/25/34		103	95,630
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.418%(c)	10/25/34		229	215,639
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
5.810%(c)	11/25/32		135	133,504
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.200%(c)	11/25/34		136	133,800
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		8	7,275
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.422%(c)	11/25/60	EUR	5,104	5,322,912
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
7.625%(c)	06/25/34		141	136,069
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
6.995%(c)	01/25/35		287	275,394

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.413%(c)	09/27/75	EUR	7,313		$7,708,713
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
6.078%(c)	09/25/34		956		922,527
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—	(r)	1
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
6.328%(c)	03/15/26^	EUR	6,788		6,362,985

					21,350,690

Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33		52		48,652

Student Loans — 0.2%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		3,108		2,667,069
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		2,362		2,176,458
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		320		308,945
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		378		339,356
Series 2020-GA, Class A, 144A
1.170%	09/16/69		555		491,271
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		4,124		3,795,290
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		7,049		6,486,596

					16,264,985

TOTAL ASSET-BACKED SECURITIES (cost $283,887,777)					278,079,088

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.2%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A5, 144A
2.513%	06/15/54		5,000		4,090,368
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54		17,100		13,994,932
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.211%(cc)	05/15/49		4,200		3,819,573

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	13,328	$12,215,773
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,996	1,831,454
Series 2018-BN13, Class A4
3.953%	08/15/61	7,751	7,187,994
Series 2019-BN18, Class A3
3.325%	05/15/62	1,650	1,457,488
Series 2019-BN20, Class A2
2.758%	09/15/62	9,745	8,321,855
Series 2019-BN24, Class A3
2.960%	11/15/62	1,737	1,506,148
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	2,866,516
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,679,757
Series 2021-BN35, Class A4
2.031%	06/15/64	3,000	2,374,939
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	22,711,752
Series 2022-BNK43, Class A5
4.399%	08/15/55	3,700	3,466,573
Series 2022-BNK43, Class ASB
4.502%(cc)	08/15/55	3,700	3,551,243
Series 2022-BNK44, Class A5
5.937%(cc)	11/15/55	18,000	18,642,944
BANK5,
Series 2023-5YR2, Class A3
6.656%	06/15/28	25,000	25,772,535
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,009,253
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	425,563
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	346,733
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,610	1,237,575
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38	550	378,878
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.872% (Cap N/A, Floor 0.872%)
6.066%(c)	03/15/37	2,300	2,071,265
Series 2019-C03, Class A3
3.319%	05/15/52	5,347	4,815,702
Series 2019-C04, Class A4
2.661%	08/15/52	10,106	8,907,134
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	864,955
Series 2020-C06, Class A3
2.390%	02/15/53	4,400	3,678,715
Series 2021-C11, Class A4
2.043%	09/15/54	31,900	25,515,464
Series 2022-C17, Class A5
4.441%	09/15/55	4,400	4,123,651

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-C17, Class XB, IO
0.660%(cc)	09/15/55	55,770	$2,375,367
Series 2023-C20, Class A2
6.383%(cc)	07/15/56	25,000	25,397,927
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62	2,300	2,059,245
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,607,095
Series 2019-B13, Class A3
2.701%	08/15/57	11,205	9,554,283
Series 2019-B14, Class A3
3.090%	12/15/62	950	868,783
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,366,025
Series 2020-B19, Class A5
1.850%	09/15/53	10,000	7,739,960
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	13,678,999
Series 2020-B22, Class A4
1.685%	01/15/54	4,300	3,356,797
Series 2021-B28, Class A4
1.980%	08/15/54	3,000	2,335,717
Series 2021-B29, Class A4
2.138%	09/15/54	29,800	23,641,967
Series 2023-B38, Class A2
5.626%	04/15/56	10,000	9,777,258
Series 2023-B38, Class A3
5.793%	04/15/56	15,000	15,012,246
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	2,600	2,593,943
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.343%(c)	09/15/38	11,000	10,224,296
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.893%(c)	09/15/38	2,650	2,453,996
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.543%(c)	09/15/38	7,960	7,356,303
BX Commercial Mortgage Trust,
Series 2019-XL, Class D, 144A, 1 Month SOFR + 1.564% (Cap N/A, Floor 1.450%)
6.711%(c)	10/15/36	5,950	5,878,620
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)
7.261%(c)	10/15/36	952	936,373
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)
7.561%(c)	10/15/36	19,083	18,721,076
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)
7.911%(c)	10/15/36	10,884	10,514,241

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)
8.013%(c)	12/15/38	31,347	$29,852,817
Series 2021-VOLT, Class XCP, IO, 144A
0.000%(cc)	09/15/36	329,370	329
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.847%(c)	01/15/39	22,900	21,866,150
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.847%(c)	01/15/39	9,900	9,375,861
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,385,492
Series 2019-CF02, Class A4
2.624%	11/15/52	19,188	15,847,214
Series 2019-CF02, Class A5
2.874%	11/15/52	347	289,550
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	2,766	2,512,091
Series 2017-CD05, Class A3
3.171%	08/15/50	9,443	8,574,129
Series 2019-CD08, Class A3
2.657%	08/15/57	17,236	14,532,707
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	28,540	26,066,792
Series 2016-C07, Class A2
3.585%	12/10/54	9,801	9,156,322
Series 2017-C08, Class A3
3.305%	06/15/50	15,844	14,600,765
Series 2017-C08, Class A4
3.572%	06/15/50	6,200	5,740,224
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	4,434	4,026,267
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	4,667	4,628,657
Series 2015-GC27, Class XB, IO
0.355%(cc)	02/10/48	76,865	283,916
Series 2015-GC31, Class A3
3.497%	06/10/48	21,371	20,224,577
Series 2015-GC31, Class A4
3.762%	06/10/48	5,140	4,875,296
Series 2017-C04, Class A3
3.209%	10/12/50	6,726	6,196,383
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,617,953
Series 2019-GC41, Class A4
2.620%	08/10/56	6,897	5,846,711
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	4,047	4,026,537

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-CR17, Class A5
3.977%	05/10/47	8,640	$8,444,213
Series 2014-CR20, Class A3
3.326%	11/10/47	9,538	9,202,072
Series 2014-UBS04, Class A3
3.430%	08/10/47	1,203	1,200,970
Series 2014-UBS06, Class A4
3.378%	12/10/47	5,877	5,627,302
Series 2015-CR25, Class A3
3.505%	08/10/48	10,491	9,962,003
Series 2015-CR26, Class A3
3.359%	10/10/48	2,577	2,446,767
Series 2015-CR26, Class A4
3.630%	10/10/48	31,000	29,253,643
Series 2015-LC21, Class A3
3.445%	07/10/48	16,633	15,791,238
Series 2015-LC23, Class A3
3.521%	10/10/48	29,242	28,112,265
Series 2015-PC01, Class A5
3.902%	07/10/50	145	138,548
Series 2016-COR01, Class A3
2.826%	10/10/49	19,097	17,404,476
Series 2017-COR02, Class A2
3.239%	09/10/50	3,191	2,925,560
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
7.343%(c)	05/15/36	6,060	5,931,534
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
7.843%(c)	05/15/36	4,222	4,125,027
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	25,150,732
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,350	6,784,814
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	10,532	10,115,389
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	4,769,017
Series 2018-CX12, Class A3 (original cost $4,682,658; purchased 06/27/22)(f)
3.959%	08/15/51	4,845	4,524,356
Series 2019-C15, Class A3
3.779%	03/15/52	4,500	4,103,330
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,155,933
DBGS Mortgage Trust,
Series 2018-BIOD, Class A, 144A, 1 Month LIBOR + 1.053% (Cap N/A, Floor 0.803%)
6.246%(c)	05/15/35	11,903	11,790,307
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.000%)
7.443%(c)	05/15/35	3,097	2,981,780

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,300	$931,652
Series 2016-85T, Class E, 144A
3.935%(cc)	12/10/36	1,200	752,408
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	17,071	15,598,618
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,483,641
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	11,000	8,605,713
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month LIBOR + 2.667% (Cap N/A, Floor 2.667%)
7.861%(c)	11/15/38	7,750	7,385,469
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.811%(cc)	09/25/24	1,430	9,121
Series K052, Class X1, IO
0.766%(cc)	11/25/25	59,754	696,707
Series K055, Class X1, IO
1.475%(cc)	03/25/26	11,832	370,850
Series K058, Class X1, IO
1.040%(cc)	08/25/26	192,222	4,499,577
Series K066, Class A2
3.117%	06/25/27	800	754,141
Series K097, Class X1, IO
1.220%(cc)	07/25/29	40,600	2,168,568
Series K098, Class X1, IO
1.268%(cc)	08/25/29	9,048	509,162
Series K101, Class X1, IO
0.947%(cc)	10/25/29	378	15,975
Series K115, Class X1, IO
1.428%(cc)	06/25/30	51,929	3,744,801
Series K121, Class X1, IO
1.119%(cc)	10/25/30	241	13,649
Series K122, Class X1, IO
0.971%(cc)	11/25/30	15,313	760,236
Series K131, Class X1, IO
0.830%(cc)	07/25/31	162,486	7,571,425
Series K736, Class X1, IO
1.411%(cc)	07/25/26	1,991	61,925
Series K741, Class X1, IO
0.654%(cc)	12/25/27	2,003	41,498
Series KG03, Class X1, IO
1.480%(cc)	06/25/30	31,175	2,264,350
Series Q001, Class XA, IO
2.111%(cc)	02/25/32	8,545	669,788
FIVE Mortgage Trust,
Series 2023-V01, Class XA, IO
1.042%(cc)	02/10/56	44,288	1,431,593
FREMF Mortgage Trust,
Series 2017-K63, Class X2A, IO, 144A
0.100%	02/25/50	1,154,395	3,081,887

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	1,027,478	$3,270,462
GS Mortgage Securities Trust,
Series 2014-GC24, Class A5
3.931%	09/10/47	8,795	8,486,092
Series 2014-GC26, Class A4
3.364%	11/10/47	3,170	3,055,253
Series 2015-GC34, Class A3
3.244%	10/10/48	7,807	7,389,201
Series 2015-GS01, Class A2
3.470%	11/10/48	10,000	9,418,314
Series 2017-GS06, Class A2
3.164%	05/10/50	17,718	16,251,646
Series 2017-GS06, Class A3
3.433%	05/10/50	250	228,479
Series 2018-GS10, Class A4
3.890%	07/10/51	1,550	1,424,415
Series 2019-GC42, Class A3
2.749%	09/10/52	16,400	13,950,363
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	5,816,311
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	9,704,023
Series 2020-GSA02, Class A4
1.721%	12/12/53	989	776,009
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	299,425
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	2,264	2,215,349
Series 2014-C21, Class A5
3.775%	08/15/47	5,800	5,637,861
Series 2015-C27, Class A4
3.179%	02/15/48	10,000	9,434,223
Series 2015-C30, Class A5
3.822%	07/15/48	5,000	4,714,270
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	6,220	5,728,985
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	2,694,625
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,297	1,203,274
Series 2020-COR07, Class A5
2.180%	05/13/53	5,000	4,028,579
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A5
3.805%	07/15/47	12,931	12,656,728
Series 2016-JP02, Class A3
2.559%	08/15/49	1,219	1,114,708
Series 2016-JP02, Class XB, IO
1.208%(cc)	08/15/49	14,440	416,487
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	6,750	4,522,500

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	510	$204,000
Series 2022-ACB, Class A, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.467%(c)	03/15/39	5,000	4,893,364
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	9,750	8,932,235
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)
7.862%(c)	04/15/38	12,200	11,838,759
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
7.758%(c)	01/15/27	5,733	5,402,087
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A4
3.600%	06/15/47	3,096	3,033,873
Series 2015-C21, Class A3
3.077%	03/15/48	2,019	1,913,279
Series 2015-C23, Class A4
3.719%	07/15/50	11,380	10,825,350
Series 2016-C29, Class A3
3.058%	05/15/49	215	199,818
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4
3.809%	12/15/48	10,200	9,576,917
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,800	2,534,890
Series 2016-UB12, Class A3
3.337%	12/15/49	1,335	1,231,072
Series 2016-UB12, Class A4
3.596%	12/15/49	3,348	3,091,493
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	22,819,180
Series 2017-H01, Class XB, IO
0.837%(cc)	06/15/50	175,741	3,799,643
Series 2019-H07, Class A3
3.005%	07/15/52	5,625	4,855,808
Series 2019-H07, Class A4
3.261%	07/15/52	161	141,226
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	1,305	1,145,744
Series 2021-L05, Class A3
2.438%	05/15/54	3,945	3,236,148
Series 2021-L06, Class A3
2.196%(cc)	06/15/54	3,000	2,370,763
Series 2021-L07, Class A4
2.322%	10/15/54	16,100	12,779,188
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.961%(c)	03/15/36	8,350	7,889,852

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
7.943%(c)	01/15/36		625	$480,071
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
7.141%(c)	10/15/36		17,478	16,382,100
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	206,414
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
6.219%(c)	08/17/31	GBP	282	339,335
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.469%(c)	08/17/31	GBP	376	442,405
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.819%(c)	08/17/31	GBP	18,970	21,852,909
UBS Commercial Mortgage Trust,
Series 2017-C01, Class XB, IO
1.105%(cc)	06/15/50		13,000	413,014
Series 2017-C02, Class A3
3.225%	08/15/50		1,841	1,683,606
Series 2017-C07, Class A4
3.679%	12/15/50		255	231,179
Series 2018-C08, Class A3
3.720%	02/15/51		8,002	7,312,248
Series 2018-C08, Class A4
3.983%	02/15/51		463	426,285
Series 2018-C12, Class A4 (original cost $7,627,533; purchased 06/27/22)(f)
4.030%	08/15/51		7,918	7,278,412
Series 2019-C16, Class A3
3.344%	04/15/52		8,947	8,110,804
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		1,605	1,581,495
Series 2015-LC20, Class A4
2.925%	04/15/50		11,927	11,289,480
Series 2015-NXS04, Class A3
3.452%	12/15/48		15,245	14,394,617
Series 2016-BNK01, Class A2
2.399%	08/15/49		8,398	7,579,516
Series 2016-C35, Class A3
2.674%	07/15/48		3,979	3,641,132
Series 2016-LC24, Class A3
2.684%	10/15/49		1,363	1,243,461
Series 2016-LC25, Class A4
3.640%	12/15/59		401	372,936
Series 2017-C38, Class A4
3.190%	07/15/50		6,220	5,678,235
Series 2017-C40, Class A3
3.317%	10/15/50		1,330	1,214,585

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C41, Class A3
3.210%	11/15/50	10,244	$9,287,744
Series 2017-C42, Class A4
3.589%	12/15/50	510	460,717
Series 2017-RB01, Class A4
3.374%	03/15/50	3,397	3,089,532
Series 2019-C49, Class A3
3.749%	03/15/52	9,112	8,652,664
Series 2019-C52, Class A4
2.643%	08/15/52	12,939	11,146,009
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,055,308
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,416,775
Series 2021-C61, Class A4
2.658%	11/15/54	2,075	1,689,763
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)
9.693%(c)	05/15/31	8,900	7,555,568

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,305,834,873)			1,273,868,609

CONVERTIBLE BOND — 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $89,928; purchased 03/21/23 - 04/03/23)(f)
7.000%	07/17/23(oo)	610	67,137

(cost $89,928)

CORPORATE BONDS — 44.2%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,787,278
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	2,560	2,340,099
3.625%	02/01/31	32,710	29,486,136
3.825%	03/01/59	1,540	1,100,981
3.850%	11/01/48	685	505,611
3.950%	08/01/59	2,455	1,813,300
5.150%	05/01/30	98	97,068
5.705%	05/01/40	3,792	3,781,063
5.930%	05/01/60	130	128,689
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	651	641,404
6.950%	01/17/28	455	451,588
Gtd. Notes, 144A
6.950%	01/17/28	860	853,550
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23	27	26,865

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,015	$977,596

			43,991,228

Agriculture — 0.8%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	8,565	5,990,492
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	6,460	5,537,822
3.222%	08/15/24	97	94,114
3.557%	08/15/27	4,585	4,203,781
4.742%	03/16/32	344	313,496
4.906%	04/02/30	260	245,872
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,683	1,585,127
Gtd. Notes, 144A
3.950%	06/15/25	3,560	3,419,275
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	35,075	34,690,954
5.375%	02/15/33	8,750	8,734,355
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	415	410,006

			65,225,294

Airlines — 0.5%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	342	316,578
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	224	216,867
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	1,231	1,204,001
4.750%	10/20/28	17,160	16,611,736
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	3,400	3,408,500
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	16,005	15,885,521
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	886	870,876
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,217	1,114,961
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30(a)	1,033	933,337

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	791	$696,517

			41,258,894

Auto Manufacturers — 0.8%
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	2,705	2,452,986
5.150%	04/01/38	4,270	3,810,105
6.250%	10/02/43	21,525	21,081,926
6.600%	04/01/36	20	20,572
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	875	848,838
Sr. Unsec’d. Notes
2.900%	02/26/25	265	251,755
3.600%	06/21/30	7,485	6,481,926
4.300%	04/06/29	315	289,385
5.800%	06/23/28	18,580	18,514,484
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	113,837
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31	5,585	4,464,530
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	01/12/33	6,060	6,000,053

			64,330,397

Banks — 13.4%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	718,463
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29	1,040	980,616
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	6,600	5,897,918
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33	5,185	5,133,150
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	6,875	6,666,172
Jr. Sub. Notes, Series Z
6.500%(ff)	10/23/24(oo)	99	98,714
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	37,550	30,018,047
2.572%(ff)	10/20/32	200	162,786
2.592%(ff)	04/29/31	1,250	1,050,470
2.687%(ff)	04/22/32	4,790	3,968,485
5.288%(ff)	04/25/34	21,195	21,000,642
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,270	10,563,820

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.496%(ff)	02/13/31	10,558	$8,836,528
2.676%(ff)	06/19/41	500	351,222
3.194%(ff)	07/23/30	2,435	2,149,160
3.824%(ff)	01/20/28	2,725	2,580,255
4.078%(ff)	04/23/40	14,560	12,485,736
4.083%(ff)	03/20/51	7,783	6,440,370
4.271%(ff)	07/23/29	1,152	1,092,583
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40,795	33,781,502
Sub. Notes, MTN
4.450%	03/03/26	6,250	6,080,640
Sub. Notes, Series L, MTN
3.950%	04/21/25	1,850	1,792,260
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	11,025	8,802,669
2.894%(ff)	11/24/32	225	175,567
5.829%(ff)	05/09/27	15,520	15,309,870
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	2,055	1,938,784
Sub. Notes
4.836%	05/09/28	1,090	1,001,438
7.119%(ff)	06/27/34	20,205	20,147,949
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	4,855	4,301,273
1.675%(ff)	06/30/27	1,840	1,620,053
1.904%(ff)	09/30/28	5,100	4,326,417
2.159%(ff)	09/15/29	7,225	6,016,903
2.219%(ff)	06/09/26	2,685	2,483,162
2.591%(ff)	01/20/28	4,457	3,984,489
2.871%(ff)	04/19/32	1,565	1,279,294
3.132%(ff)	01/20/33	2,835	2,326,540
3.375%	01/09/25	305	292,899
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	5,500	4,686,036
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.277%(ff)	01/20/32	500	386,081
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	285	257,147
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,275	1,221,147
4.875%	04/01/26	365	348,168
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	13,975	11,410,491
2.572%(ff)	06/03/31	25,355	21,143,779
2.666%(ff)	01/29/31	16,065	13,589,601
2.976%(ff)	11/05/30	6,450	5,600,983
3.057%(ff)	01/25/33	4,240	3,536,638
3.668%(ff)	07/24/28	675	631,920
3.700%	01/12/26	655	628,179
3.785%(ff)	03/17/33	2,210	1,951,756
3.887%(ff)	01/10/28	2,335	2,211,609
4.075%(ff)	04/23/29	42,831	40,345,286

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
4.125%	07/25/28	15	$14,134
4.600%	03/09/26	1,105	1,069,344
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	7,920	7,281,256
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27	2,246	1,930,835
6.720%(ff)	01/18/29(a)	11,160	11,140,540
Sr. Unsec’d. Notes, SOFR + 1.219%
6.309%(c)	11/16/27(a)	2,560	2,357,228
Sub. Notes
3.742%(ff)	01/07/33	6,345	4,630,709
7.079%(ff)	02/10/34	2,235	2,057,501
Development Bank of Mongolia LLC (Mongolia),
Sr. Unsec’d. Notes
7.250%	10/23/23	800	795,824
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,995	2,753,964
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,525	1,363,565
2.383%(ff)	07/21/32	15,770	12,613,687
2.600%	02/07/30	2,885	2,465,635
2.615%(ff)	04/22/32	4,370	3,582,360
2.650%(ff)	10/21/32	3,260	2,655,478
3.500%	04/01/25	435	417,565
3.750%	02/25/26	1,335	1,281,483
3.814%(ff)	04/23/29	74,490	69,220,623
3.850%	01/26/27	3,205	3,051,550
4.017%(ff)	10/31/38	14,830	12,553,548
4.223%(ff)	05/01/29	13,345	12,607,578
Sub. Notes
5.150%	05/22/45	2,552	2,377,667
6.750%	10/01/37	540	580,614
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)	200	169,250
4.700%(ff)	03/09/31(oo)	341	255,324
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26	455	436,289
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	700	622,626
3.550%	04/09/24	455	445,411
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54	4,410	4,390,691
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	3,970	3,861,094
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	18,645	17,402,435
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	565	512,850

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	62,094	$49,487,677
2.069%(ff)	06/01/29	8,300	7,126,645
2.525%(ff)	11/19/41	43,066	29,615,643
2.545%(ff)	11/08/32	1,806	1,478,017
2.580%(ff)	04/22/32	9,460	7,854,952
2.739%(ff)	10/15/30	214	184,434
2.950%	10/01/26	755	708,634
2.963%(ff)	01/25/33	450	379,329
3.509%(ff)	01/23/29	87	80,567
3.782%(ff)	02/01/28	1,715	1,634,494
3.960%(ff)	01/29/27	545	524,600
3.964%(ff)	11/15/48	3,780	3,092,259
4.005%(ff)	04/23/29	6,715	6,330,752
4.260%(ff)	02/22/48	3,550	3,075,566
4.565%(ff)	06/14/30	657	631,642
Sub. Notes
2.956%(ff)	05/13/31	112	95,838
KeyBank NA,
Sr. Unsec’d. Notes, MTN
5.000%	01/26/33(a)	6,570	5,669,855
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	1,295	1,209,628
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	266	215,464
5.406%(ff)	04/19/34	21,040	20,800,681
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.667%(ff)	05/27/29	30,340	30,228,947
5.754%(ff)	05/27/34	14,170	14,213,637
Morgan Stanley,
Sr. Unsec’d. Notes
5.250%(ff)	04/21/34	9,940	9,810,422
6.342%(ff)	10/18/33	16,550	17,611,687
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	6,490	5,158,631
2.699%(ff)	01/22/31	86,795	73,884,798
3.772%(ff)	01/24/29	1,220	1,139,600
3.875%	01/27/26	1,285	1,240,092
4.431%(ff)	01/23/30	7,195	6,852,179
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	7,175	5,566,633
2.511%(ff)	10/20/32	2,950	2,380,177
2.943%(ff)	01/21/33	5,675	4,716,751
3.125%	07/27/26(a)	2,760	2,586,231
3.591%(cc)	07/22/28	695	642,181
Sub. Notes, GMTN
4.350%	09/08/26	3,820	3,689,548
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	1,140	1,119,457
5.808%(ff)	09/13/29	4,195	4,128,800
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,350	1,184,770

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.797%(ff)	01/19/28	5,880	$5,180,743
2.889%(ff)	06/09/32	1,245	972,688
3.337%(ff)	01/21/33	6,695	5,335,608
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	16,080	15,781,620
6.447%(ff)	01/12/27(a)	3,200	3,187,060
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	427,742
2.696%	07/16/24	5,070	4,906,392
5.766%	01/13/33	12,000	12,326,152
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	228	219,847
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34(a)	11,240	11,249,880
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	8,620	6,354,604
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34(a)	3,905	3,929,534
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	477	335,093
Sr. Unsec’d. Notes
3.750%	03/26/25	840	803,796
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	7,370	6,743,550
3.091%(ff)	05/14/32	1,190	955,638
3.126%(ff)	08/13/30	2,615	2,200,190
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26	555	500,334
3.127%(ff)	06/03/32	425	337,197
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	9,935	9,874,171
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	25,050	22,339,504
2.572%(ff)	02/11/31	28,043	23,764,963
2.879%(ff)	10/30/30	27,055	23,384,651
3.350%(ff)	03/02/33	3,235	2,768,750
4.897%(ff)	07/25/33	32,600	31,249,859
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30	119	110,823

			1,052,295,932

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	2,500	2,434,234
4.900%	02/01/46	20,679	19,744,568

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	04/15/48	1,190	$1,104,911
5.450%	01/23/39	4,245	4,397,990
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29	280	258,586
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	830,376
4.900%	05/01/33	13,160	12,921,617

			41,692,282

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	11,320	11,346,546

Building Materials — 0.0%
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	1,690	1,571,091
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	212,385

			1,783,476

Chemicals — 0.8%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31	439	354,756
Braskem Idesa SAPI (Mexico),
Sr. Sec’d. Notes
6.990%	02/20/32	200	128,000
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	4,120	3,784,014
4.500%	01/31/30(a)	665	568,542
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	8,925	8,552,602
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
6.900%	05/15/53	775	878,159
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	858	835,365
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	1,622	1,485,089
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	1,480	1,342,149
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	10,100	7,459,771

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24		1,293	$1,286,808
MEGlobal BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		1,051	1,007,100
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		693	688,364
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		4,105	4,001,349
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	03/27/28(a)		10,275	10,053,513
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31(a)		476	393,262
4.500%	10/22/25		479	463,064
5.125%	06/23/51		419	304,449
5.625%	04/25/24		777	770,970
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26		1,311	1,172,834
2.875%	05/11/31		1,242	981,267
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		1,783	1,578,958
5.875%	03/27/24		9,380	9,230,389
6.500%	09/27/28		1,030	922,232
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		5,020	4,216,147

				62,459,153

Commercial Services — 1.6%
Brown University,
Bonds, Series A
2.924%	09/01/50		10,165	7,400,878
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		165	112,457
4.700%	11/01/2111		220	192,044
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	4,377	4,498,495
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		1,558	1,455,484
Duke University,
Unsec’d. Notes, Series 2020
2.757%	10/01/50		4,250	3,002,978
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	06/01/28		12,055	11,894,314
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		12,861	11,982,818

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
3.800%	11/01/25	3,545	$3,392,657
4.500%	02/15/45	625	545,670
4.900%	05/01/33	34,470	33,689,413
7.000%	10/15/37	2,200	2,510,473
Georgetown University (The),
Sr. Unsec’d. Notes
5.115%	04/01/53	3,375	3,368,451
Unsec’d. Notes, Series A
5.215%	10/01/2118	188	172,566
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,775	1,684,259
2.900%	05/15/30	266	225,437
2.900%	11/15/31	78	63,561
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60	830	545,925
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,775	1,517,978
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	4,103	3,147,971
4.678%	07/01/2114	1,869	1,748,539
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	3,325	2,300,570
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	1,210	816,020
3.150%	07/15/46	1,030	794,183
3.300%	07/15/56	120	91,182
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020
2.516%	07/01/50	25,000	17,171,810
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	100	69,908
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	80	60,915
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	80	49,755
Unsec’d. Notes, Series 2017
3.841%	10/01/47	970	835,687
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,620	1,344,921
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	590	487,997
2.402%	04/15/50	6,500	4,296,244

			121,471,560

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.2%
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	2,425	$1,911,664
4.375%	05/15/30	9,500	8,751,989
5.750%	03/15/33	3,550	3,532,599

			14,196,252

Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	250	224,203

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	150	129,904
3.300%	01/30/32	163	132,712
4.500%	09/15/23	150	149,461
6.500%	07/15/25	300	301,604
Air Lease Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/27	154	153,723
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	700	580,615
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	189	183,415
4.250%	04/15/26	91	84,754
Sr. Unsec’d. Notes, 144A
2.125%	02/21/26	160	141,969
2.750%	02/21/28	145	122,328
BOC Aviation Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27	200	186,684
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	1,690	1,652,836
CDP Financial, Inc. (Canada),
Gtd. Notes
5.600%	11/25/39	2,750	2,933,259
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series K
5.000%(ff)	06/01/27(oo)	372	312,093
Sr. Unsec’d. Notes, SOFR Index + 1.050%
6.140%(c)	03/03/27	5,760	5,589,888
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	3,830	3,659,718
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31	9,020	7,015,325
6.500%	01/20/43	345	350,229
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,670	1,315,278
2.710%	01/22/29(a)	7,920	6,659,237

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30(a)		1,900	$1,703,654
6.150%	12/06/28		200	202,222
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		680	664,314
3.950%	04/23/30(a)		250	224,165
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,150	1,034,887
3.350%	05/16/31		400	337,484
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26		146	137,923
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26		4,969	4,399,654

				40,359,335

Electric — 1.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47		1,575	1,189,558
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46		111	92,896
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		975	817,692
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.950%	11/01/32		131	136,683
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		775	720,296
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.413%	09/01/52		200	204,635
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48		590	488,565
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		1,510	1,300,764
Comision Federal de Electricidad (Mexico),
Gtd. Notes
4.688%	05/15/29		4,000	3,584,960
Gtd. Notes, 144A
3.348%	02/09/31		2,663	2,090,961
3.875%	07/26/33		244	188,485
4.688%	05/15/29		7,063	6,330,143
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	376,126
4.000%	03/01/48		775	649,437
4.350%	11/15/45		1,080	941,955
6.450%	01/15/38		715	791,335

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	1,020	$792,093
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	405	375,426
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	3,025	2,896,419
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	7,865	5,855,085
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,280,958
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	3,535	3,570,874
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	3,505	3,541,492
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	690	536,117
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	274,115
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73(a)	900	866,769
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	2,255	2,050,468
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
7.125%	02/11/25	200	196,342
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	2,857	2,804,745
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23	600	596,058
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	9,140	9,414,591
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	915	757,001
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25	780	750,235
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	660	643,545
5.450%	07/15/44	130	120,159
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	6,430	6,535,617

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		335	$393,280
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		4,155	3,452,500
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		2,087	1,937,174
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		310	255,413
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		1,483	1,425,085
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40		697	683,096
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,515	1,190,084
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25(a)		3,164	2,835,095
2.450%	12/02/27		2,625	2,209,731
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26		850	817,997
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50		705	524,922
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		1,250	1,012,128
Pacific Gas & Electric Co.,
First Mortgage
3.000%	06/15/28		152	131,649
3.300%	08/01/40		469	316,530
3.950%	12/01/47		2,590	1,768,230
4.250%	03/15/46		900	639,296
4.550%	07/01/30		11,630	10,525,392
4.750%	02/15/44		13,195	10,237,842
4.950%	07/01/50		1,120	881,275
6.700%	04/01/53		955	939,322
6.750%	01/15/53		1,255	1,238,785
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		2,120	1,679,185
First Ref. Mortgage
4.800%	10/15/43		910	822,418
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		3,263	2,958,064
5.150%	03/30/26		2,450	2,413,206
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25	EUR	680	712,283

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
4.875%	07/17/49		200	$162,810
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	2,376	1,950,507
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		5,685	5,173,966
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		375	296,756
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52		6,217	5,033,496
Southern California Edison Co.,
First Ref. Mortgage
3.900%	12/01/41		1,492	1,166,190
4.000%	04/01/47		6,075	4,841,616
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		345	322,628
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		6,355	5,822,723

				140,533,274

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
4.750%	03/30/26		4,485	4,432,219
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.750%	08/09/26		7,470	6,520,323

				10,952,542

Energy-Alternate Sources — 0.0%
Empresa Generadora de Electricidad Haina SA (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.625%	11/08/28		265	236,226

Engineering & Construction — 0.3%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26		439	421,738
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		2,665	2,505,100
4.250%	10/31/26		2,251	2,162,491
5.500%	10/31/46		1,883	1,625,650
5.500%	07/31/47		16,783	14,460,233

				21,175,212

Entertainment — 0.2%
GENM Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31		307	247,700
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)		8,984	7,536,915
5.141%	03/15/52		5,530	4,509,443

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
5.391%	03/15/62	1,218	$989,940

			13,283,998

Foods — 0.6%
Aragvi Finance International DAC (Moldova),
Sr. Sec’d. Notes, 144A
8.450%	04/29/26	200	134,882
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30(a)	4,120	3,468,826
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
3.000%	05/15/32	3,485	2,677,485
3.625%	01/15/32	225	182,647
5.125%	02/01/28	2,700	2,586,763
5.750%	04/01/33	100	93,700
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	7,290	6,211,672
4.625%	10/01/39	920	832,669
5.000%	06/04/42	2,032	1,900,725
5.200%	07/15/45	2,677	2,539,471
6.500%	02/09/40	2,950	3,182,515
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	815	677,270
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	3,775	3,006,156
4.250%	04/15/31	5,350	4,590,287
6.250%	07/01/33	8,770	8,531,641
Gtd. Notes, 144A
5.875%	09/30/27	2,425	2,394,543

			43,011,252

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/30/29	5,000	4,513,750
4.500%	08/01/24	225	221,117
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	1,220	1,272,989
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30	1,557	1,380,280
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31	6,020	5,106,766

			12,494,902

Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	641	583,405

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		405	$416,017
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26		139	126,373
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30		179	161,248
5.250%	03/30/28		2,685	2,687,691
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	1,887,078
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,550	1,280,229

				7,142,041

Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	02/15/26		5,930	5,941,296
6.050%	04/15/28		74	73,529

				6,014,825

Healthcare-Products — 0.1%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30(a)		200	170,593
2.750%	09/23/26		200	183,701
5.375%	12/06/32		200	202,677
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		5,675	4,945,581
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	995	724,393
2.250%	03/07/39	EUR	339	292,895
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	437,274
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	1,340	1,021,195
1.875%	10/01/49	EUR	885	618,749

				8,597,058

Healthcare-Services — 2.2%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51		1,382	910,662
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		105	78,895
4.272%	08/15/48		1,320	1,162,232
Unsec’d. Notes, Series 2020
2.211%	06/15/30		1,455	1,218,769

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
3.008%	06/15/50	2,445	$1,686,426
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	1,043	894,553
6.750%	12/15/37	2,170	2,396,602
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	315	264,740
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29	745	640,460
3.106%	11/15/39	2,480	1,936,614
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50	1,411	1,162,114
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31(a)	1,190	947,923
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	415	373,710
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	8,230	7,923,176
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.750%	02/15/33	10,375	10,087,455
5.950%	12/15/34	5,100	5,322,077
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41	4,200	2,962,341
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	93	86,135
5.000%	03/15/24	3,380	3,356,841
5.250%	06/15/49	1,710	1,546,243
5.375%	02/01/25	1,405	1,392,928
5.625%	09/01/28	42	42,090
Gtd. Notes, 144A
4.375%	03/15/42	447	367,481
Sr. Sec’d. Notes
4.500%	02/15/27	10,265	9,913,755
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30	12,560	10,375,651
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	916,904
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	3,324,973
Gtd. Notes, Series 2019
3.266%	11/01/49	80	59,491
Unsec’d. Notes, Series 2021
2.810%	06/01/41	965	708,352
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	1,490	1,292,727

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Unsec’d. Notes, Series 2021
3.196%	11/15/61	2,225	$1,509,601
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	70	59,370
Unsec’d. Notes, Series 2020
2.955%	01/01/50	4,415	3,065,636
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	2,162,371
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50	885	547,347
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	835	703,448
4.763%	08/01/2116	370	314,189
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	5,095	3,682,884
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	8,620,340
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	176,121
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	2,276	1,663,318
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	150	133,691
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52	2,155	1,394,643
Sec’d. Notes, Series 2042
2.719%	01/01/42	2,720	1,881,818
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	949	929,771
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes
5.403%	10/01/33	19,125	19,017,566
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	2,686	2,314,879
3.500%	03/30/25	1,650	1,591,976
5.750%	01/30/40	1,126	1,107,460
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	6,644	6,631,960
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55(a)	355	310,098
Sec’d. Notes, Series 2019
3.372%	11/15/51	235	171,159

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Toledo Hospital (The),
Sec’d. Notes, Series B
5.325%	11/15/28		166	$134,985
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41		740	570,551
4.625%	11/15/41		2,575	2,418,625
5.200%	04/15/63		38,760	38,664,257
UPMC,
Sec’d. Notes
5.377%	05/15/43		2,870	2,810,663
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48		315	282,653

				176,223,700

Household Products/Wares — 0.0%
Church & Dwight Co., Inc.,
Sr. Unsec’d. Notes
2.300%	12/15/31		1,950	1,611,523

Insurance — 0.7%
Aon Corp.,
Gtd. Notes
3.750%	05/02/29		212	196,233
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46		950	848,979
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		1,185	1,076,766
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29		420	386,135
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.900%	04/05/32		184	160,241
4.350%	04/05/42		27	21,762
4.400%	04/05/52		78	60,036
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		2,230	1,992,038
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		17,542	14,739,043
4.850%	04/17/28		2,983	2,858,850
5.625%	08/16/32(a)		2,062	1,991,043
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	1,410	1,504,731
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		26,283	24,844,771
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		730	719,484
7.000%	06/15/40		1,625	1,695,184

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,310	$1,023,863
5.000%	03/30/43		250	216,820
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59		596	420,628
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		80	68,248
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		510	548,268
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		2,915	2,635,549
6.850%	12/16/39		84	93,766

				58,102,438

Internet — 0.1%
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27(a)		1,840	1,759,555
Sr. Unsec’d. Notes
4.193%	01/19/32		200	167,015
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		200	167,400
United Group BV (Slovenia),
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	10,825	9,275,768

				11,369,738

Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		135	117,229
3.450%	04/15/30		805	716,206

				833,435

Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		1,810	1,682,865
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.300%	10/01/23		3,915	3,870,157
5.750%	01/30/27		3,765	3,756,085
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29		2,150	2,092,160
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		1,610	1,541,743
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32		173	149,391
Sr. Unsec’d. Notes, Series II
2.750%	10/15/33		4,625	3,678,317

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.625%	08/08/25(a)	2,600	$2,525,874
5.900%	08/08/28	200	190,125
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,068	921,150

			20,407,867

Machinery-Diversified — 0.2%
CNH Industrial Capital LLC,
Gtd. Notes
4.550%	04/10/28	10,940	10,593,221
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	86	80,588
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	4,025	3,206,514
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%(cc)	09/15/28	1,345	1,302,818

			15,183,141

Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51	750	475,961
3.900%	06/01/52	24,435	15,920,159
4.800%	03/01/50	300	225,752
5.050%	03/30/29	7,445	7,098,941
5.375%	04/01/38	2,955	2,513,769
5.375%	05/01/47	1,805	1,491,639
6.384%	10/23/35	6,090	5,944,156
6.484%	10/23/45	5,888	5,543,989
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	5,035	4,241,713
3.950%	10/15/25	670	652,883
5.500%	05/15/64	19,010	19,263,842
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	20,090	20,075,748
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	4,225	3,451,213
3.150%	08/15/24	845	818,558
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	2,044	1,354,652
4.650%	05/15/50	115	87,355
5.300%	05/15/49	14,345	11,907,351
Paramount Global,
Sr. Unsec’d. Notes
4.600%	01/15/45	12,660	9,000,941

			110,068,622

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 0.6%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	$378,392
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,835	5,024,753
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52	262	236,156
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	3,282	3,093,219
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	925	885,183
Sr. Unsec’d. Notes, 144A
6.250%	07/15/33	26,640	26,354,470
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30(a)	9,815	8,059,756
2.600%	07/15/32(a)	2,000	1,632,909

			45,664,838

Miscellaneous Manufacturing — 0.2%
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	13,010	10,874,222
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31(a)	5,450	4,491,760

			15,365,982

Multi-National — 0.0%
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	675	700,254

Oil & Gas — 3.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A
2.000%	07/15/26	4,506	4,042,133
3.100%	07/15/31	16,405	13,531,535
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	10,000	8,887,261
5.600%	06/13/28	7,125	7,060,945
BP Capital Markets America, Inc.,
Gtd. Notes
4.812%	02/13/33	4,600	4,537,075
4.893%	09/11/33	18,755	18,567,739
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	11,465	10,949,075
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	2,975	3,004,038
6.450%	06/30/33	2,760	2,829,967
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	360	253,267

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
5.250%	06/15/37	15,835	$14,544,801
5.400%	06/15/47	1,165	1,054,843
6.750%	11/15/39	1,887	1,974,902
6.800%	09/15/37	1,935	2,010,454
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	2,220	2,179,941
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	165	150,326
4.300%	11/15/44	580	511,679
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	745	662,517
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	4,475	4,213,557
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	26,444	24,867,226
6.250%	03/15/33	3,561	3,687,885
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	3,849	3,493,545
8.625%	01/19/29	11,055	11,071,635
8.875%	01/13/33	6,400	6,308,960
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	3,925	3,878,803
4.875%	03/30/26	3,699	3,427,124
5.375%	03/30/28	7,564	6,809,113
5.875%	03/30/31	140	121,807
Energean PLC (Egypt),
Sr. Sec’d. Notes, 144A
6.500%	04/30/27	278	252,724
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	259	244,336
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	118	109,439
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	3,970	3,649,447
3.625%	05/15/31	77	66,246
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50	305	245,686
7.150%	11/15/25	3,780	3,892,732
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31	5,325	4,296,249
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33	400	309,108
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27	200	189,320

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		1,069	$1,042,880
6.500%	06/30/27		1,139	1,092,654
6.750%	06/30/30		420	389,693
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		16,930	15,782,677
4.750%	09/15/44		136	113,505
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48		200	210,486
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	3,660	3,951,853
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	1,515	1,816,515
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.625%	11/24/25	EUR	670	667,045
4.500%	01/23/26(a)		1,088	967,640
4.750%	02/26/29	EUR	6,023	5,137,894
5.350%	02/12/28		900	739,530
5.950%	01/28/31(a)		5,126	3,734,957
6.350%	02/12/48		1,767	1,064,900
6.375%	01/23/45		1,618	987,789
6.490%	01/23/27		4,297	3,811,439
6.500%	03/13/27		8,317	7,381,337
6.500%	01/23/29(a)		2,735	2,263,486
6.625%	06/15/35		134	92,869
6.700%	02/16/32		3,400	2,580,430
6.840%	01/23/30		5,728	4,538,008
6.875%	10/16/25(a)		131	125,485
7.690%	01/23/50		586	394,952
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	875	941,041
4.875%	02/21/28	EUR	7,495	6,757,358
Gtd. Notes, MTN
4.625%	09/21/23(a)		2,937	2,907,189
6.750%	09/21/47		806	503,661
8.750%	06/02/29		195	174,847
Sr. Unsec’d. Notes, 144A
10.000%	02/07/33		480	437,400
Phillips 66 Co.,
Gtd. Notes
3.605%	02/15/25		985	950,095
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		1,690	1,370,938
2.150%	01/15/31		6,545	5,359,685
5.100%	03/29/26		7,225	7,186,553
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31		200	171,852
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		13,275	11,021,240

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	814	$805,534
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30	650	667,310
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	270	195,939
6.500%	06/15/38(a)	1,108	1,145,829
6.800%	05/15/38	1,385	1,461,068
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43	1,247	1,016,692

			279,849,695

Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	1,330	1,245,048
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	6,297	5,932,183

			7,177,231

Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/28	9,455	9,329,202
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.125%	11/01/25	200	182,500
3.875%	11/15/29	200	161,212

			9,672,914

Pharmaceuticals — 1.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	1,230	1,196,303
4.050%	11/21/39	25,675	22,346,689
4.250%	11/21/49	3,995	3,442,361
4.500%	05/14/35	6,630	6,292,338
4.550%	03/15/35	3,945	3,755,492
4.700%	05/14/45	1,745	1,590,856
4.850%	06/15/44	165	153,704
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	451,800
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,875	1,805,419
4.375%	12/15/28	20,000	18,968,772
4.625%	06/25/38	625	543,647
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	870	611,110
4.125%	06/15/39	2,070	1,888,204

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.625%	05/15/44	675	$639,631
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	1,080	1,017,480
4.375%	10/15/28	1,150	1,112,518
Sr. Unsec’d. Notes
3.200%	03/15/40	2,120	1,629,908
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	23,770	16,573,839
3.250%	08/15/29	16,049	14,403,743
5.125%	02/21/30	2,210	2,195,863
5.875%	06/01/53	930	955,397
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.950%	02/27/63	5,178	5,281,507
McKesson Corp.,
Sr. Unsec’d. Notes
4.900%	07/15/28	9,685	9,639,498
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	2,200	1,840,978
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	564,138
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	7,345	5,799,799
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	26,215	18,152,442
4.000%	06/22/50	4,095	2,708,814

			145,562,250

Pipelines — 2.8%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,400	1,203,384
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	104	95,510
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	1,555	1,485,133
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,233,422
5.600%	04/01/44	1,900	1,799,766
5.625%	07/15/27	7,900	7,898,152
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	165	138,701
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	117	112,849
5.700%	03/08/33	15,000	15,175,748

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	$3,869,904
5.000%	05/15/50	1,995	1,685,733
5.300%	04/15/47	270	235,263
5.400%	10/01/47	5,353	4,734,161
5.550%	02/15/28	64	63,914
5.750%	02/15/33	197	198,251
5.875%	01/15/24	1,025	1,024,269
6.000%	06/15/48	6,575	6,242,783
6.100%	02/15/42	2,565	2,429,477
6.125%	12/15/45	210	200,032
6.250%	04/15/49	2,640	2,578,357
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,020	1,863,628
5.350%	01/31/33	13,660	13,894,113
5.950%	02/01/41	540	563,734
6.125%	10/15/39	790	839,086
Gtd. Notes, 3 Month LIBOR + 2.778%
8.274%(c)	06/01/67	12,000	11,278,460
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	2,143	2,059,551
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	6,650	5,293,339
2.550%	07/01/30(a)	3,725	3,095,669
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25	625	618,576
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	448,497
5.400%	09/01/44	186	165,556
5.500%	03/01/44	3,798	3,464,764
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	3,135	2,019,799
5.050%	02/15/46	5,840	4,997,561
5.550%	06/01/45	540	497,908
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,789,155
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	855	736,818
4.700%	04/15/48	1,145	943,097
4.875%	06/01/25	1,785	1,755,014
4.950%	03/14/52	6,999	5,946,984
5.200%	03/01/47	6,580	5,781,587
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	2,900	1,972,801
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	3,955	4,068,618

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	$859,212
3.400%	09/01/29	1,720	1,503,598
4.450%	09/01/49	3,563	2,709,826
4.500%	03/15/50	900	687,012
4.950%	07/13/47	2,110	1,739,518
5.200%	07/15/48	6,325	5,414,369
6.350%	01/15/31	2,370	2,439,569
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	41	36,106
3.800%	09/15/30	308	273,492
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	202,702
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26(a)	260	263,513
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	57	50,538
4.950%	04/15/52	1,443	1,192,671
6.125%	03/15/33	11,820	12,080,551
6.500%	02/15/53	6,051	6,201,143
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	3,370	3,242,866
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.500%	03/01/28	3,000	2,832,907
4.750%	08/15/28	3,000	2,850,888
6.150%	04/01/33(a)	8,120	8,174,334
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	5,152	4,272,965
3.500%	10/15/51	2,050	1,418,864
4.000%	09/15/25	2,190	2,115,854
4.300%	03/04/24	2,275	2,247,697
4.900%	01/15/45	2,882	2,520,996
5.100%	09/15/45	575	517,945
5.300%	08/15/52	2,635	2,434,701
5.400%	03/04/44	2,840	2,622,099
5.650%	03/15/33	7,555	7,658,224
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	7,802	8,573,804

			216,637,088

Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	2,815	2,223,846
American Tower Corp.,
Sr. Unsec’d. Notes
1.500%	01/31/28	4,250	3,570,684
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,466,698

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
2.500%	08/16/31	5,150	$4,010,255
4.050%	07/01/30	13,512	12,197,422
4.125%	05/15/29	3,500	3,122,456
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31	4,780	3,435,822
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	14,685	11,167,766
2.900%	12/01/33	1,545	1,075,991
Crown Castle, Inc.,
Sr. Unsec’d. Notes
4.800%	09/01/28	12,380	12,030,106
5.000%	01/11/28	24,515	24,141,484
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	510	440,967
5.250%	06/01/25	3,715	3,639,023
5.375%	04/15/26	12,160	11,910,379
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31	2,955	2,495,458
5.250%	12/15/32	26,330	25,715,572
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31	1,475	1,081,616
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	4,420	3,490,965
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31	1,000	775,371
2.300%	11/15/28	4,800	4,085,514
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	6,235	5,144,989
4.600%	02/01/33	2,000	1,851,524
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29	13,130	11,507,096
3.250%	01/15/31	3,100	2,710,695
3.400%	01/15/28	8,390	7,737,902
4.700%	12/15/28	7,670	7,441,120
4.850%	03/15/30	5,205	5,043,579
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32	3,700	2,826,808
3.400%	01/15/30	8,720	7,435,413
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	2,800	2,357,272
2.700%	07/15/31	29,515	23,329,850
4.200%	04/15/32	5,125	4,480,628
5.700%	01/15/33	1,860	1,819,885
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)	545	521,517

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.125%	08/15/30	20	$17,623
4.250%	12/01/26	305	285,863
4.500%	09/01/26	3,406	3,212,956
4.625%	06/15/25	651	629,571
4.625%	12/01/29	375	340,567
5.625%	05/01/24	2,815	2,798,829
5.750%	02/01/27	65	63,751
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31(a)	20,195	16,735,190
3.100%	01/15/30	3,400	2,958,686
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	13,255	9,982,793

			253,311,502

Retail — 0.3%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	5,500	5,097,272
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	2,435	1,852,670
4.750%	06/01/30	805	753,515
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	530	413,576
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	2,910	2,758,488
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	01/27/25	200	194,136
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.150%	07/01/33	14,750	14,720,294

			25,789,951

Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	187	171,847
Gtd. Notes, 144A
3.500%	02/15/41	16,350	12,239,066
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,075	1,590,449
3.187%	11/15/36	12,110	9,151,382
3.419%	04/15/33	5,000	4,185,921
3.469%	04/15/34	163	133,599
4.926%	05/15/37	251	226,631
Intel Corp.,
Sr. Unsec’d. Notes
5.700%	02/10/53	1,905	1,940,516
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	3,545	2,891,656

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
3.400%	05/01/30	500	$442,220

			32,973,287

Software — 0.5%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	4,460	3,072,245
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	16,415	15,021,769
5.450%	03/02/28	5,380	5,407,059
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	16	11,069
2.921%	03/17/52	29	21,552
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	17,580	12,552,928
3.950%	03/25/51	2,050	1,547,870
5.550%	02/06/53	3,945	3,822,248
6.150%	11/09/29	73	76,044

			41,532,784

Telecommunications — 1.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	650	508,686
3.500%	06/01/41	14,600	11,217,154
3.500%	09/15/53	9,478	6,710,050
3.550%	09/15/55	2,264	1,584,988
3.650%	09/15/59	23,320	16,221,994
4.500%	05/15/35	620	569,665
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $685,536; purchased 03/21/23 - 03/22/23)(f)
8.000%	04/01/25	1,747	759,766
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $2,010,031; purchased 06/27/22)(f)
8.000%	12/31/26	2,900	603,287
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $5,468,034; purchased 06/27/22 - 12/15/22)(f)
13.000%	12/31/25	6,292	4,341,460
Sr. Sec’d. Notes, 144A (original cost $1,836,020; purchased 06/27/22)(f)
8.750%	05/25/24	1,540	1,408,530
8.750%	05/25/24	430	394,697
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $4,675,255; purchased 06/27/22)(f)
6.750%	12/31/23	6,600	1,254,000
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	3,720	3,152,997
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/42	377	312,855
4.550%	03/15/52	377	302,566

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	85	$78,295
2.250%	11/15/31	3,150	2,520,465
2.550%	02/15/31	52,681	43,786,433
2.625%	02/15/29	650	564,424
2.875%	02/15/31	491	416,328
3.000%	02/15/41	910	664,471
3.875%	04/15/30	2,490	2,295,304
4.375%	04/15/40	16	14,164
4.750%	02/01/28	60	58,321
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes
6.375%	09/20/28	220	129,160
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	22,116	19,431,356
2.355%	03/15/32	6,475	5,208,293
2.650%	11/20/40	8,155	5,669,249
3.400%	03/22/41	22,445	17,313,123
4.272%	01/15/36	500	451,599

			147,943,680

Transportation — 0.1%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50	3,555	2,715,572
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	3,680	3,212,088
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	92	89,482
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	168	150,802
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	04/06/71	845	647,684

			6,815,628

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.700%	02/01/28	20,860	20,614,241

TOTAL CORPORATE BONDS (cost $3,525,738,192)			3,467,487,671

FLOATING RATE AND OTHER LOANS — 0.0%
Telecommunications
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
8.981%(c)	05/27/24	995	910,995

(cost $920,113)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS — 0.9%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	765	$726,275

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	830	817,696

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,270	5,055,516
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,300	4,760,381
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	1,165	1,252,384
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	4,145	4,455,496
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	250,593
7.550%	04/01/39	165	207,111
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	310,537
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	777,560
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	324,517

			17,394,095

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	1,088,268

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	513,070

Florida — 0.0%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	23,818
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	320,483

			344,301

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,706	1,941,245

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	$370,788
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	585	660,669
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	69,983
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	470	460,789

			1,562,229

Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	750	802,442

Michigan — 0.1%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	1,670,722
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	4,953,684
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	1,122	903,825
4.454%	04/01/2122	4,350	3,794,062

			11,322,293

Missouri — 0.1%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	146,555
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.229%	05/15/50	5,000	3,835,578

			3,982,133

New Jersey — 0.1%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	176	189,124
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,731,682
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	691,898
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	823,850

			4,436,554

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York — 0.2%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	$1,588,273
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	758,440
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	425	445,689
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,129,268
5.770%	03/15/39	1,950	2,033,020
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	4,930	4,522,940
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	865,955
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	362,631

			12,706,216

Ohio — 0.1%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	1,443,438
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	170	140,257
4.800%	06/01/2111	2,205	2,017,018

			3,600,713

Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	134,888
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	1,362,913
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	2,930,009

			4,427,810

Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,525	1,482,701

Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	155	169,033
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	945,578
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	592,298

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Texas (cont’d.)
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	920	$742,970

			2,449,879

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	208,088
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	3,004,397

			3,212,485

TOTAL MUNICIPAL BONDS (cost $75,178,805)			72,810,405

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.5%
Banc of America Funding Trust,
Series 2006-I, Class 4A1
3.896%(cc)	10/20/46	19	16,441
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
4.146%(cc)	08/25/35	81	72,883
Bellemeade Re Ltd.,
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
7.650%(c)	10/25/29	202	202,500
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.850%(c)	10/25/30	214	216,271
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
8.750%(c)	06/25/30	6,867	6,917,117
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.567%(c)	06/25/31	411	405,924
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.467%(c)	09/25/31	950	936,387
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
7.217%(c)	01/26/32	2,420	2,396,063
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.767%(c)	01/26/32	5,870	5,674,147
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
7.067%(c)	09/12/26^	8,332	8,332,129
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.611%(cc)	09/25/47	432	383,161
Series 2022-A, Class A1, 144A
6.170%	09/25/62	748	734,579
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
9.500%(c)	04/25/31	1,800	1,913,519

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
7.550%(c)	04/25/31	35	$34,925
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
7.450%(c)	08/25/31	19	19,121
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
7.300%(c)	09/25/31	88	88,162
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
7.250%(c)	10/25/39	29	28,663
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
7.200%(c)	01/25/40	1,091	1,094,686
Series 2020-R02, Class 2B1, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
8.150%(c)	01/25/40	2,000	1,920,050
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
7.150%(c)	01/25/40	348	348,641
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.167%(c)	10/25/41	6,140	6,057,690
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.617%(c)	10/25/41	1,630	1,597,464
Series 2021-R03, Class 1B1, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.817%(c)	12/25/41	500	486,250
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.217%(c)	12/25/41	5,070	4,981,275
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
6.967%(c)	12/25/41	2,500	2,435,950
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.317%(c)	03/25/42	2,275	2,442,781
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.317%(c)	03/25/42	730	760,113
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.750%(c)	05/25/35	256	205,490
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	1,353	1,316,226
Series 2022-JR01, Class A1, 144A
4.267%	10/25/66	3,248	3,102,507
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.850%(c)	11/25/28	2,313	2,314,897

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.950%(c)	04/25/29	571	$570,799
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
8.450%(c)	04/25/29	4,200	4,251,548
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.767%(c)	10/25/33	4,294	4,300,381
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.617%(c)	04/25/34	3,759	3,759,137
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.517%(c)	04/25/34	500	510,737
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
8.367%(c)	11/25/41	160	158,801
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.067%(c)	11/25/41	1,620	1,576,560
Fannie Mae REMIC,
Series 2005-54, Class ZM
4.500%	06/25/35	28	27,101
Series 2010-43, Class AH
3.250%	05/25/40	3	2,486
Series 2012-134, Class IL, IO
3.500%	12/25/32	278	32,023
Series 2014-10, Class KM
3.500%	09/25/43	8	7,401
Series 2014-35, Class CA
3.500%	06/25/44	5	4,464
Series 2017-33, Class LB
3.000%	05/25/39	10	8,994
Series 2018-16, Class MB
3.500%	07/25/46	895	838,178
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
8.450%(c)	10/25/27	258	261,334
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.067%(c)	11/25/50	1,965	2,004,300
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.467%(c)	08/25/33	2,100	2,119,687
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
7.450%(c)	01/25/50	1,747	1,746,992
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
6.850%(c)	01/25/50	564	564,102
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
7.000%(c)	02/25/50	3,088	3,097,219

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
10.250%(c)	06/25/50	2,391	$2,573,543
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
11.150%(c)	08/25/50	4,858	5,394,735
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
9.867%(c)	10/25/50	2,165	2,332,188
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.867%(c)	10/25/50	198	200,975
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.067%(c)	12/25/50	200	197,137
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
8.250%(c)	03/25/50	30	30,783
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
10.400%(c)	09/25/50	1,208	1,287,701
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.717%(c)	01/25/51	4,525	4,389,250
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.867%(c)	01/25/51	1,254	1,251,919
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.567%(c)	10/25/33	5,038	5,044,298
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.117%(c)	01/25/34	3,400	3,340,698
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.717%(c)	01/25/34	809	807,978
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.467%(c)	10/25/41	6,590	6,565,297
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.867%(c)	11/25/41	400	385,401
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.067%(c)	08/25/33	5,584	5,248,960
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.217%(c)	12/25/33	1,000	945,000
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
7.117%(c)	12/25/33	15,245	14,787,650
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.417%(c)	09/25/41	4,310	4,137,717
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	09/25/41	4,320	4,104,000

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.417%(c)	12/25/41	4,900	$4,648,875
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
6.917%(c)	01/25/42	15,211	14,721,150
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.467%(c)	02/25/42	5,000	4,940,650
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)
8.767%(c)	09/25/42	4,500	4,640,625
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
7.100%(c)	10/25/49	16	16,362
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
4.386%(cc)	03/25/35	167	103,542
Freddie Mac REMIC,
Series 2906, Class GZ
5.000%	09/15/34	120	118,187
Series 4289, Class WZ
3.000%	01/15/44	715	641,310
Series 4533, Class GA
3.000%	06/15/28	12	11,255
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	3	3,135
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
4.725%(cc)	10/25/33	45	42,182
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
5.290%(c)	10/26/36	1,100	1,091,855
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month LIBOR + 0.540% (Cap 10.500%, Floor 0.540%)
5.697%(c)	03/19/35	798	782,421
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
6.800%(c)	05/25/29	518	517,452
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.667%(c)	01/25/34	1,333	1,326,554
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.867%(c)	01/25/34	2,685	2,646,049
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
6.858%(cc)	09/25/59	10,989	10,854,616
Series 2020-GS01, Class A1, 144A
5.882%(cc)	10/25/59	127	124,617
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	767	751,994

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		916	$907,591
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.900%(c)	01/25/48		169	163,677
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.700%(c)	07/25/28		91	91,083
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.117%(c)	10/25/33		769	769,616
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.967%(c)	04/25/34		6,000	6,059,144
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
5.800%(c)	06/25/57		2,051	1,935,971
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
8.078%(c)	02/27/24		19,888	19,423,528
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)
9.000%(c)	02/25/25		6,722	6,713,934
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
7.800%(c)	08/25/25		2,422	2,391,960
Radnor Re Ltd.,
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.767%(c)	12/27/33		7,242	7,230,656
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.917%(c)	11/25/31		2,831	2,824,113
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.767%(c)	11/25/31		5,500	5,473,502
Retiro Mortgage Securities DAC (Spain),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
5.000%(c)	07/30/75	EUR	1,379	1,484,268
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		1	1,349
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58		8	7,614
Series 2019-03, Class MA
3.500%	10/25/58		8	7,169
Series 2019-03, Class MV
3.500%	10/25/58		9	7,735

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-04, Class MA
3.000%	02/25/59		10	$9,071
Series 2019-04, Class MV
3.000%	02/25/59		9	7,657
Series 2022-01, Class MTU
3.250%	11/25/61		48	41,424
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.439%(c)	06/24/71	EUR	4,747	5,122,020
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
5.490%(cc)	12/25/34		1,034	958,269
Series 2005-01, Class 2A
5.375%(cc)	02/25/35		696	661,670
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.150%(c)	10/25/59		591	584,285
Series 2020-01, Class A2B, 144A
3.250%(cc)	01/25/60		4,514	3,744,050
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		8,554	7,911,835
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)
5.990%(c)	06/25/44		632	578,609
Series 2007-HY01, Class 3A3
3.704%(cc)	02/25/37		1,874	1,561,516
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
4.746%(c)	04/25/47		1,862	1,572,893

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $263,545,954)				272,532,526

SOVEREIGN BONDS — 1.8%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		400	315,968
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32		539	453,267
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49		622	478,641
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		2,441	2,027,592
3.375%	08/20/50		1,303	893,180
5.000%	07/15/32		200	195,062
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		5,413	5,305,657
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	1,605	950,384

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		250	$226,318
7.375%	09/18/37		800	761,688
8.000%	04/20/33		200	203,350
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		620	541,868
4.875%	09/23/32		600	510,606
5.875%	01/30/60		550	424,182
6.400%	06/05/49		250	212,295
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		1,619	1,377,785
5.300%	01/21/41		173	136,149
5.500%	02/22/29		13,629	12,763,422
5.950%	01/25/27		412	402,862
6.000%	07/19/28		2,579	2,508,206
6.000%	02/22/33		519	477,859
7.050%	02/03/31		151	150,414
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		372	300,539
5.500%	01/18/33		400	400,476
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31		1,630	1,316,877
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35	EUR	345	263,615
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,505	1,465,615
1.100%	03/12/33	EUR	340	274,731
1.450%	09/18/26	EUR	2,679	2,683,905
1.750%	04/24/25	EUR	765	799,399
3.375%	07/30/25	EUR	4,161	4,473,284
3.500%	01/11/28		290	272,435
Sr. Unsec’d. Notes, 144A, MTN
3.750%	06/14/28	EUR	1,200	1,294,735
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	11,280	12,170,509
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	957	871,680
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.250%	08/12/36	EUR	100	80,381
2.659%	05/24/31		2,145	1,779,814
3.500%	02/12/34		256	213,637
4.280%	08/14/41		500	412,170
4.500%	01/31/50(a)		621	506,811
4.600%	02/10/48		514	423,531
4.875%	05/19/33		2,664	2,541,829
5.400%	02/09/28		200	203,072
6.350%	02/09/35		200	209,804
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		888	900,876

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,260	$1,345,453
Sr. Unsub. Notes
2.252%	09/29/32		624	475,975
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.392%	01/23/26		115	106,934
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,255,690
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	174,054
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		29,135	28,974,522
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	255	242,895
Sr. Unsec’d. Notes
3.000%	02/14/31		496	410,470
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		114	94,342
5.250%	11/25/27		154	150,155
6.625%	02/17/28		194	199,490
7.125%	01/17/33		218	231,093
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	55	43,845
2.375%	04/19/27	EUR	1,105	1,097,558
3.500%	04/03/34	EUR	345	297,508
3.875%	10/29/35	EUR	1,136	979,361
5.000%	09/27/26	EUR	6,800	7,442,569
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	95	89,954
3.875%	10/29/35	EUR	1,269	1,094,022
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	95	62,851
2.750%	04/14/41	EUR	45	30,061
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	90	75,927
6.000%	05/25/34		140	138,489
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		800	757,080
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	2,430	2,041,532
3.125%	05/15/27	EUR	14,875	14,526,957
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,720	1,244,830
2.125%	12/01/30		774	592,412
6.250%	05/26/28		2,710	2,692,846
6.500%	09/26/33		200	195,572
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.253%	03/15/35(d)		200	45,754
7.375%	09/25/34(d)		400	92,400
7.750%	09/01/24(d)		1,015	248,299

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
7.750%(cc)	08/01/41(d)		443	$176,536
8.994%	02/01/26(d)		1,325	329,090
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	6,310	1,467,294
6.876%	05/21/31(d)		200	45,160
7.253%	03/15/35(d)		929	212,527
7.750%	09/01/24(d)		4,640	1,135,083
8.994%	02/01/26(d)		3,416	848,432
9.750%	11/01/30(d)		2,064	508,776

TOTAL SOVEREIGN BONDS (cost $139,221,789)				137,350,278

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.7%
Federal Home Loan Bank
3.500%	06/11/32		190	176,124
Federal Home Loan Mortgage Corp.
2.000%	02/01/42		136	115,742
2.000%	05/01/51		4,619	3,787,779
2.000%	02/01/52		28	23,077
2.000%	02/01/52		61	49,828
2.000%	02/01/52		71	58,317
2.000%	03/01/52		398	324,856
2.500%	08/01/40		56	49,192
2.500%	02/01/51		5,873	5,010,953
2.500%	03/01/51		42,084	35,906,675
2.500%	04/01/51		14,529	12,337,452
2.500%	04/01/51		29,967	25,549,621
2.500%	05/01/51		1,214	1,041,169
2.500%	10/01/51		66	56,294
2.500%	12/01/51		112	95,758
2.500%	12/01/51		166	140,857
2.500%	12/01/51		11,239	9,545,187
2.500%	03/01/52		55	47,264
3.000%	11/01/42		77	69,652
3.000%	09/01/46		1,266	1,134,044
3.000%	11/01/46		177	158,292
3.000%	12/01/46		59	53,047
3.000%	02/01/50		25	22,268
3.000%	06/01/50		28	24,762
3.000%	01/01/52		94	82,544
3.000%	01/01/52		918	811,114
3.000%	02/01/52		33,980	29,948,013
3.000%	03/01/52		25,642	22,574,676
3.000%	04/01/52		3,035	2,672,220
3.500%	04/01/32		44	42,209
3.500%	08/01/32		79	75,280
3.500%	07/01/42		19	17,716
3.500%	09/01/42		119	111,420
3.500%	02/01/44		388	364,099
3.500%	07/01/46		251	234,458
3.500%	08/01/46		77	72,011
3.500%	05/01/47		76	70,613
3.500%	05/01/49		7	6,049
3.500%	01/01/52		6,808	6,205,728
3.500%	03/01/52		6,878	6,269,318
3.500%	05/01/52		32	29,600
3.500%	05/01/52		16,846	15,354,267
4.000%	01/01/40		161	154,887

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/01/40	601	$578,668
4.000%	11/01/40	459	442,046
4.000%	12/01/40	330	317,323
4.000%	08/01/44	69	66,409
4.000%	07/01/48	636	606,833
4.000%	04/01/52	7,424	6,967,541
4.000%	05/01/52	24,414	22,914,736
4.000%	10/01/52	52,123	48,921,192
4.500%	12/01/40	197	194,841
4.500%	07/01/41	337	333,517
4.500%	03/01/42	323	319,604
4.500%	06/01/44	249	244,900
4.500%	08/01/46	39	37,960
4.500%	05/01/52	9,797	9,421,240
4.500%	06/01/52	2,883	2,772,806
4.500%	07/01/52	21,645	20,814,819
4.500%	08/01/52	12,899	12,403,948
4.500%	10/01/52	6,952	6,684,924
4.500%	12/01/52	73	70,176
5.000%	06/01/52	25,081	24,603,513
5.000%	07/01/52	15,637	15,331,719
5.000%	08/01/52	119	117,302
5.000%	09/01/52	70,775	69,400,355
5.000%	10/01/52	31,674	31,040,832
5.000%	11/01/52	6,515	6,387,639
5.500%	08/01/52	5,070	5,062,167
5.500%	09/01/52	5,761	5,750,287
5.500%	11/01/52	37,434	37,292,596
6.000%	08/01/52	1,408	1,419,853
6.000%	09/01/52	7,875	7,962,419
6.250%	07/15/32	545	636,651
6.500%	01/01/53	2,844	2,903,827
Federal Home Loan Mortgage Corp., MTN
3.618%(s)	12/14/29	725	554,389
Federal National Mortgage Assoc.
1.500%	09/01/41	66	53,078
1.500%	02/01/42	23	18,752
1.500%	12/01/50	33,103	25,603,203
1.500%	02/01/51	98,537	76,373,442
1.500%	03/01/51	17,115	13,238,862
2.000%	TBA	9,500	7,757,715
2.000%	06/01/37	217	192,730
2.000%	07/01/37	79	69,714
2.000%	08/01/37	477	422,747
2.000%	02/01/42	248	210,947
2.000%	03/01/42	135	113,975
2.000%	04/01/42	225	191,364
2.000%	11/01/50	5,903	4,855,681
2.000%	12/01/50	20	16,040
2.000%	12/01/50	14,106	11,601,146
2.000%	01/01/51	13	10,503
2.000%	02/01/51	21	17,660
2.000%	03/01/51	21,522	17,634,724
2.000%	04/01/51	5,344	4,375,406
2.000%	05/01/51	16,633	13,619,554
2.000%	08/01/51	28,247	23,093,594
2.000%	10/01/51	4,730	3,862,396
2.000%	11/01/51	42,615	34,809,331

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	03/01/52	37	$30,097
2.000%	03/01/52	455	371,498
2.000%	03/01/52	1,521	1,243,038
2.500%	08/01/37	54	49,504
2.500%	07/01/40	37	32,597
2.500%	03/01/42	113	98,174
2.500%	04/01/42	165	142,969
2.500%	08/01/46	77	66,273
2.500%	11/01/46	18	15,468
2.500%	02/01/50	10	8,635
2.500%	02/01/50	22	19,006
2.500%	05/01/50	909	771,815
2.500%	07/01/50	22	18,645
2.500%	07/01/50	35	29,787
2.500%	07/01/50	2,792	2,402,418
2.500%	09/01/50	4,081	3,507,499
2.500%	10/01/50	113	97,573
2.500%	01/01/51	9,664	8,245,977
2.500%	04/01/51	7,541	6,427,135
2.500%	05/01/51	61	51,617
2.500%	05/01/51	221	187,480
2.500%	05/01/51	242	205,153
2.500%	05/01/51	4,349	3,721,340
2.500%	06/01/51	13,635	11,605,043
2.500%	08/01/51	42	36,129
2.500%	10/01/51	22	18,419
2.500%	11/01/51	561	476,761
2.500%	12/01/51	88	75,455
2.500%	12/01/51	135	115,264
2.500%	01/01/52	114	97,017
2.500%	01/01/52	114	97,449
2.500%	01/01/52	2,941	2,494,745
2.500%	03/01/52	60	51,522
2.500%	03/01/52	140	119,620
2.500%	03/01/52	1,349	1,144,530
3.000%	11/01/28	4	4,186
3.000%	09/01/32	72	67,643
3.000%	08/01/33	19	17,365
3.000%	11/01/43	1,034	933,104
3.000%	11/01/46	81	73,126
3.000%	01/01/47	12,360	11,072,308
3.000%	02/01/47	13,726	12,282,758
3.000%	12/01/47	1,026	930,945
3.000%	09/01/49	4,455	3,983,120
3.000%	07/01/50	856	764,164
3.000%	06/01/51	36	31,805
3.000%	09/01/51	4,111	3,627,289
3.000%	10/01/51	4,878	4,303,481
3.000%	12/01/51	85	74,937
3.000%	12/01/51	156	137,945
3.000%	12/01/51	2,260	1,996,963
3.000%	01/01/52	89	79,262
3.000%	01/01/52	17,220	15,192,069
3.000%	02/01/52	16,226	14,290,837
3.000%	03/01/52	415	365,787
3.000%	03/01/52	65,182	57,385,371
3.000%	04/01/52	42,120	37,111,609
3.500%	TBA(tt)	13,000	11,845,742

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	03/01/42	115	$107,674
3.500%	05/01/42	207	193,494
3.500%	07/01/42	353	330,759
3.500%	09/01/42	590	551,078
3.500%	09/01/42	2,971	2,779,281
3.500%	07/01/43	90	83,819
3.500%	03/01/46	3	3,057
3.500%	04/01/46	50	46,081
3.500%	06/01/46	114	106,069
3.500%	02/01/47	366	339,001
3.500%	04/01/47	459	425,449
3.500%	12/01/47	25	23,324
3.500%	03/01/48	2,646	2,446,453
3.500%	05/01/49	24	22,165
3.500%	01/01/50	5,325	4,914,749
3.500%	02/01/52	32,881	30,003,375
3.500%	03/01/52	26,746	24,401,635
3.500%	05/01/52	24	21,741
3.500%	05/01/52	172	157,093
3.500%	05/01/52	198	180,403
3.500%	05/01/52	8,966	8,172,267
3.500%	06/01/52	73,500	66,991,430
3.500%	08/01/52	49	44,369
4.000%	TBA	16,000	15,014,375
4.000%	06/01/39	181	174,342
4.000%	09/01/40	305	292,894
4.000%	02/01/45	278	267,239
4.000%	03/01/45	115	110,112
4.000%	02/01/46	39	37,164
4.000%	04/01/46	40	38,514
4.000%	07/01/47	940	898,164
4.000%	09/01/47	288	275,327
4.000%	10/01/47	1,044	996,685
4.000%	11/01/47	268	256,260
4.000%	11/01/48	224	213,983
4.000%	04/01/52	17,064	16,024,987
4.000%	05/01/52	44	41,822
4.000%	05/01/52(k)	64,296	60,372,780
4.000%	06/01/52	9,637	9,048,514
4.000%	12/01/52	9,449	8,868,837
4.500%	TBA	22,500	22,060,547
4.500%	05/01/39	334	329,953
4.500%	12/01/40	506	499,427
4.500%	10/01/45	606	597,661
4.500%	06/01/48	422	413,898
4.500%	12/01/48	3,007	2,929,940
4.500%	06/01/52	45,097	43,367,159
4.500%	07/01/52	70,717	68,001,928
4.500%	10/01/52	147	141,401
5.000%	11/01/33	32	32,244
5.000%	06/01/40	34	34,473
5.000%	10/01/41	55	55,357
5.000%	05/01/52	4,557	4,470,855
5.000%	06/01/52	13,744	13,482,550
5.000%	07/01/52	38,523	37,776,572
5.000%	09/01/52	98,303	96,394,089
5.000%	10/01/52	4,921	4,824,638
5.000%	11/01/52	7,412	7,263,658

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	07/01/52	1,076	$1,074,397
5.500%	08/01/52	255	254,378
5.500%	10/01/52	338	337,925
5.500%	11/01/52	90,689	90,372,414
5.500%	02/01/53	149	148,616
6.000%	09/01/52	10,424	10,538,958
6.000%	11/01/52	9,139	9,218,846
6.000%	12/01/52	19,406	19,614,005
Freddie Mac Coupon Strips
4.099%(s)	07/15/32	285	186,051
Government National Mortgage Assoc.
2.000%	01/20/52	318	267,567
2.500%	05/20/51	7,324	6,363,690
2.500%	08/20/51	63	54,318
2.500%	09/20/51	50,995	44,203,361
2.500%	11/20/51	262	227,258
2.500%	04/20/52	265	229,271
3.000%	06/20/46	71	64,492
3.000%	09/20/47	12	11,072
3.000%	05/20/51	2,379	2,136,484
3.000%	08/20/51	47,116	42,259,858
3.000%	09/20/51	42,338	37,975,275
3.000%	11/20/51	24,974	22,384,015
3.000%	02/20/52	90	80,938
3.000%	05/20/52	10,839	9,692,862
3.000%	06/20/52	50	44,302
3.000%	11/20/52	73	65,105
3.500%	09/15/41	37	34,743
3.500%	11/15/41	25	23,371
3.500%	01/15/42	76	71,415
3.500%	02/15/42	24	22,250
3.500%	03/15/42	83	78,767
3.500%	05/15/42	26	24,989
3.500%	06/15/42	17	16,114
3.500%	07/15/42	8	7,464
3.500%	07/15/42	16	14,776
3.500%	07/15/42	37	34,739
3.500%	07/15/42	40	37,364
3.500%	01/15/43	18	16,714
3.500%	02/15/43	27	25,093
3.500%	04/15/43	33	30,805
3.500%	05/15/43	7	6,362
3.500%	05/20/43	773	729,550
3.500%	07/15/43	95	89,393
3.500%	12/15/43	138	129,846
3.500%	01/15/44	21	20,218
3.500%	04/20/46	31	29,182
3.500%	05/20/46	79	74,069
3.500%	08/20/48	1,077	1,007,770
3.500%	09/20/48	1,814	1,696,007
3.500%	10/20/51	10,833	9,997,861
3.500%	12/20/51	35,123	32,502,273
3.500%	01/20/52	13,566	12,519,421
3.500%	03/20/52	31,549	29,115,094
3.500%	05/20/52	50,895	46,968,582
4.000%	01/20/40	123	119,668
4.000%	10/20/40	99	95,734
4.000%	02/20/41	132	128,089

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	12/20/46	474	$454,785
4.000%	07/20/47	41	39,536
4.000%	12/20/47	218	209,002
4.000%	01/20/48	1,435	1,376,939
4.000%	02/20/49	213	203,350
4.000%	09/20/52	152	143,482
4.000%	10/20/52	122	115,618
4.500%	05/20/40	310	307,654
4.500%	12/20/40	330	327,319
4.500%	11/20/46	83	81,983
4.500%	08/20/48	357	349,063
4.500%	04/20/49	31	30,167
4.500%	05/20/52	25,086	24,226,966
4.500%	06/20/52	15,469	14,938,970
4.500%	09/20/52	510	492,410
4.500%	12/20/52	148	142,772
5.000%	06/20/48	19	18,511
5.000%	11/20/52	490	481,946
5.500%	01/20/53	148	147,485
Resolution Funding Corp. Principal Strips, Bonds
3.479%(s)	04/15/30	90	66,667
Tennessee Valley Authority Generic Strips, Bonds
4.083%(s)	03/15/33	205	130,327
4.148%(s)	09/15/30	805	572,576

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,051,483,568)			2,018,525,320

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds
2.750%	08/15/47(k)	15,375	12,367,266
2.750%	11/15/47(h)	48,750	39,220,898
3.000%	08/15/48(h)	100,000	84,390,625
3.625%	02/15/53	54,510	52,355,152
U.S. Treasury Notes
3.375%	05/15/33	73,000	70,410,781
3.750%	05/31/30(h)	4,475	4,413,469
4.250%	12/31/24	50,000	49,304,687

TOTAL U.S. TREASURY OBLIGATIONS (cost $311,418,674)			312,462,878

TOTAL LONG-TERM INVESTMENTS (cost $7,957,319,673)			7,834,094,907

	Shares	Value

SHORT-TERM INVESTMENTS — 1.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	49,335,331	$49,335,331
PGIM Institutional Money Market Fund (cost $55,471,590; includes $55,151,045 of cash collateral for securities on loan)(b)(wi)	55,526,540	55,487,672

TOTAL SHORT-TERM INVESTMENTS (cost $104,806,921)		104,823,003

TOTAL INVESTMENTS—101.1% (cost $8,062,126,594)		7,938,917,910
Liabilities in excess of other assets(z) — (1.1)%		(85,627,595)

NET ASSETS — 100.0%		$7,853,290,315

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14,695,116 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,261,785; cash collateral of $55,151,045 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $27,074,995. The aggregate value of $20,631,645 is 0.3% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $13,000,000 is 0.2% of net assets.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	07/13/23	$(37,000)	$(32,561,445)
Federal National Mortgage Assoc.	5.000%	TBA	07/13/23	(500)	(489,922)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $33,267,344)					$(33,051,367)

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,398	2 Year U.S. Treasury Notes	Sep. 2023	$487,618,313	$(4,865,293)
3,780	5 Year U.S. Treasury Notes	Sep. 2023	404,814,375	(5,923,207)
2,027	20 Year U.S. Treasury Bonds	Sep. 2023	257,238,969	(374,070)
1,348	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	183,622,875	1,276,628

				(9,885,942)

Short Positions:
248	5 Year Euro-Bobl	Sep. 2023	31,313,162	428,322
150	10 Year Euro-Bund	Sep. 2023	21,890,563	241,502
6,597	10 Year U.S. Treasury Notes	Sep. 2023	740,616,361	12,624,688

				13,294,512

				$3,408,570

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/23	TD	GBP 35,972	$45,714,083	$45,686,202	$—	$(27,881)
Canadian Dollar,
Expiring 07/05/23	MSI	CAD 6,708	5,100,376	5,063,925	—	(36,451)
Euro,
Expiring 07/05/23	BNP	EUR 610	664,470	665,659	1,189	—
Expiring 07/05/23	SSB	EUR 102,759	112,213,259	112,157,546	—	(55,713)

			$163,692,188	$163,573,332	1,189	(120,045)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/23	SSB	GBP 35,972	$44,538,564	$45,686,202	$—	$(1,147,638)

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 08/02/23	TD	GBP	35,972	$45,724,497	$45,695,826	$28,671	$—
Canadian Dollar,
Expiring 07/05/23	MSI	CAD	6,708	4,957,426	5,063,925	—	(106,499)
Expiring 08/02/23	MSI	CAD	6,708	5,102,336	5,066,200	36,136	—
Euro,
Expiring 07/05/23	GSI	EUR	99,912	107,763,756	109,049,807	—	(1,286,051)
Expiring 07/05/23	JPM	EUR	3,457	3,701,231	3,773,399	—	(72,168)
Expiring 08/02/23	SSB	EUR	102,759	112,371,817	112,322,856	48,961	—

				$324,159,627	$326,658,215	113,768	(2,612,356)

						$114,957	$(2,732,401)

Credit default swap agreements outstanding at June 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	10,045	$(190,560)	$(340,802)	$150,242	BARC

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(340,802)	$150,242	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$24,364,861

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$123,896,503	$—
Collateralized Debt Obligation	—	4,778,024	—
Consumer Loans	—	49,933,395	—
Credit Cards	—	24,191,122	—
Equipment	—	6,608,606	—
Home Equity Loans	—	6,863,960	—
Other	—	24,143,151	—
Residential Mortgage-Backed Securities	—	14,987,703	6,362,987
Small Business Loan	—	48,652	—
Student Loans	—	16,264,985	—
Commercial Mortgage-Backed Securities	—	1,273,868,609	—
Convertible Bond	—	67,137	—
Corporate Bonds	—	3,467,487,671	—
Floating Rate and Other Loans	—	910,995	—
Municipal Bonds	—	72,810,405	—
Residential Mortgage-Backed Securities	—	264,200,397	8,332,129
Sovereign Bonds	—	137,350,278	—
U.S. Government Agency Obligations	—	2,018,525,320	—
U.S. Treasury Obligations	—	312,462,878	—
Short-Term Investments
Affiliated Mutual Funds	104,823,003	—	—

Total	$104,823,003	$7,819,399,791	$14,695,116

Other Financial Instruments*
Assets
Futures Contracts	$14,571,140	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	114,957	—

Total	$14,571,140	$114,957	$—

Liabilities
Forward Commitment Contracts	$—	$(33,051,367)	$—
Futures Contracts	(11,162,570)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,732,401)	—
OTC Credit Default Swap Agreement	—	(190,560)	—

Total	$(11,162,570)	$(35,974,328)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

U.S. Government Agency Obligations	25.7%
Commercial Mortgage-Backed Securities	16.2
Banks	13.4
U.S. Treasury Obligations	4.0
Residential Mortgage-Backed Securities	3.8
Oil & Gas	3.6
Real Estate Investment Trusts (REITs)	3.2
Pipelines	2.8
Healthcare-Services	2.2
Telecommunications	1.9
Pharmaceuticals	1.9
Electric	1.8
Sovereign Bonds	1.8
Automobiles	1.6
Commercial Services	1.6
Media	1.4
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	1.3
Municipal Bonds	0.9
Agriculture	0.8
Auto Manufacturers	0.8
Chemicals	0.8
Insurance	0.7
Consumer Loans	0.6
Mining	0.6
Aerospace & Defense	0.6
Foods	0.6
Beverages	0.5
Software	0.5
Airlines	0.5
Diversified Financial Services	0.5
Semiconductors	0.4
Retail	0.3
Credit Cards	0.3
Other	0.3

Engineering & Construction	0.3%
Trucking & Leasing	0.3
Lodging	0.3
Student Loans	0.2
Miscellaneous Manufacturing	0.2
Machinery-Diversified	0.2
Computers	0.2
Entertainment	0.2
Forest Products & Paper	0.2
Internet	0.1
Biotechnology	0.1
Electronics	0.1
Packaging & Containers	0.1
Healthcare-Products	0.1
Oil & Gas Services	0.1
Gas	0.1
Home Equity Loans	0.1
Transportation	0.1
Equipment	0.1
Hand/Machine Tools	0.1
Collateralized Debt Obligation	0.0	*
Building Materials	0.0	*
Household Products/Wares	0.0	*
Iron/Steel	0.0	*
Multi-National	0.0	*
Energy-Alternate Sources	0.0	*
Cosmetics/Personal Care	0.0	*
Small Business Loan	0.0	*

	101.1
Liabilities in excess of other assets	(1.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair Value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$ —	Premiums received for OTC swap agreements	$340,802
Credit contracts	Unrealized appreciation on OTC swap agreements	150,242	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$114,957		Unrealized depreciation on OTC forward foreign currency exchange contracts	$2,732,401
Interest rate contracts	Due from/to broker-variation margin futures	14,571,140	*	Due from/to broker-variation margin futures	11,162,570	*

		$14,836,339			$14,235,773

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(7,201)
Foreign exchange contracts	—	—	(4,344,549)	—
Interest rate contracts	183,594	(13,905,662)	—	—

Total	$183,594	$(13,905,662)	$(4,344,549)	$(7,201)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$150,242
Foreign exchange contracts	—	1,369,913	—
Interest rate contracts	(1,744,115)	—	—

Total	$(1,744,115)	$1,369,913	$150,242

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$25,000,000
Futures Contracts - Long Positions (1)	1,196,258,290
Futures Contracts - Short Positions (1)	636,172,785
Forward Foreign Currency Exchange Contracts - Purchased (2)	106,705,346
Forward Foreign Currency Exchange Contracts - Sold (2)	264,151,611
Credit Default Swap Agreements - Buy Protection (1)	7,284,969

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$54,261,785	$(54,261,785)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$150,242	$(340,802)	$(190,560)	$190,560	$—
BNP	1,189	—	1,189	—	1,189
GSI	—	(1,286,051)	(1,286,051)	1,286,051	—
JPM	—	(72,168)	(72,168)	—	(72,168)
MSI	36,136	(142,950)	(106,814)	—	(106,814)
SSB	48,961	(1,203,351)	(1,154,390)	—	(1,154,390)
TD	28,671	(27,881)	790	—	790

	$265,199	$(3,073,203)	$(2,808,004)	$1,476,611	$(1,331,393)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $54,261,785:
Unaffiliated investments (cost $7,957,319,673)	$7,834,094,907
Affiliated investments (cost $104,806,921)	104,823,003
Foreign currency, at value (cost $4,742,026)	4,771,472
Receivable for investments sold	456,347,899
Interest receivable	59,998,344
Due from broker-variation margin futures	2,197,797
Unrealized appreciation on OTC swap agreements	150,242
Unrealized appreciation on OTC forward foreign currency exchange contracts	114,957
Prepaid expenses and other assets	343,509

Total Assets	8,462,842,130

LIABILITIES
Payable for investments purchased	517,780,221
Payable to broker for collateral for securities on loan	55,151,045
Forward commitment contracts, at value (proceeds receivable $33,267,344)	33,051,367
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,732,401
Accrued expenses and other liabilities	495,272
Premiums received for OTC swap agreements	340,802
Affiliated transfer agent fee payable	707

Total Liabilities	609,551,815

NET ASSETS	$7,853,290,315

Net assets were comprised of:
Partners’ Equity	$7,853,290,315

Net asset value and redemption price per share, $7,853,290,315 / 771,585,574 outstanding shares of beneficial interest	$10.18

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$183,049,785
Unaffiliated dividend income	2,439,985
Affiliated dividend income	255,940
Income from securities lending, net (including affiliated income of $106,548)	106,734

Total income	185,852,444

EXPENSES
Custodian and accounting fees	168,034
Trustees’ fees	57,622
Insurance expense	36,897
Audit fee	28,762
Professional fees	25,893
Commitment fees	5,951
Shareholders’ reports	4,787
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	4,000
Miscellaneous	13,327

Total expenses	345,273

NET INVESTMENT INCOME (LOSS)	185,507,171

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(21,623))	38,688,052
Futures transactions	(13,905,662)
Forward currency contract transactions	(4,344,549)
Options written transactions	183,594
Swap agreements transactions	(7,201)
Foreign currency transactions	96,151

20,710,385

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(16,583))	34,381,972
Futures	(1,744,115)
Forward currency contracts.	1,369,913
Swap agreements	150,242
Foreign currencies	69,856

34,227,868

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	54,938,253

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$240,445,424

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	June 27, 2022(a) through December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$185,507,171	$134,833,442
Net realized gain (loss) on investment and foreign currency transactions	20,710,385	(78,650,978)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	34,227,868	(156,067,457)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	240,445,424	(99,884,993)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [219,362,127 and 827,046,019 shares, respectively]	2,212,723,327	8,240,266,557
Portfolio shares purchased [88,007,682 and 186,814,890 shares, respectively]	(896,160,000)	(1,844,100,000)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,316,563,327	6,396,166,557

TOTAL INCREASE (DECREASE)	1,557,008,751	6,296,281,564
NET ASSETS:
Beginning of period	6,296,281,564	—

End of period	$7,853,290,315	$6,296,281,564

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		June 27, 2022(a) through December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$ 9.83		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.26		0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.09		(0.41)

Total from investment operations	0.35		(0.17)

Net Asset Value, end of period	$10.18		$ 9.83

Total Return(c)	3.46%		(1.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,853		$6,296
Average net assets (in millions)	$7,199		$5,563
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.01	%(e)	0.01	%(f)
Expenses before waivers and/or expense reimbursement	0.01	%(e)	0.01	%(f)
Net investment income (loss)	5.20	%(e)	4.73	%(f)
Portfolio turnover rate(g)	94%		232%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST TARGET MATURITY CENTRAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 100.8%
ASSET-BACKED SECURITIES — 17.0%
Automobiles — 6.4%
Americredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	800	$792,297
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A
2.330%	08/20/26	100	92,987
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	543,494
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	518,925
Series 2022-03A, Class A, 144A
4.620%	02/20/27	1,456	1,407,469
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,520	2,411,727
Series 2023-03A, Class A, 144A
5.440%	02/22/28	2,600	2,558,715
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,200	1,196,704
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	500	498,637
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	500	458,063
Series 2021-04, Class C
1.380%	07/15/27	150	134,331
Series 2022-01, Class C
2.200%	11/15/27	50	45,685
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	106	104,202
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	100	96,090
Series 2020-02, Class A, 144A
1.060%	04/15/33	1,470	1,327,414
Series 2021-02, Class A, 144A
1.530%	05/15/34	900	792,602
Series 2021-A, Class C
0.830%	08/15/28	350	322,093
Series 2023-01, Class A, 144A
4.850%	08/15/35	1,600	1,565,567
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	272,161
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,200	1,186,647
GLS Auto Receivables Issuer Trust,
Series 2021-04A, Class A, 144A
0.840%	07/15/25	99	97,927
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	500	468,006
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	87,368

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	1,500	$1,479,198
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	700	609,946
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	700	655,790
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,600	1,539,820
Series 2021-01A, Class A, 144A
0.870%	07/14/28	1,400	1,322,136
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	2,400	2,337,922
Series 2023-01A, Class A, 144A
5.410%	11/14/29	1,900	1,866,780
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	500	461,376
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	15	14,610
Series 2021-03, Class C
0.950%	09/15/27	1,459	1,429,564
Series 2022-03, Class C
4.490%	08/15/29	3,200	3,090,669
Series 2023-01, Class C
5.090%	05/15/30	400	389,539
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	99,574
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	199,171
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	1,600	1,588,913
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	150	135,893

			34,200,012

Collateralized Loan Obligations — 9.8%
AIG CLO LLC (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.370%(c)	04/20/32	1,000	991,242
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.355%(c)	10/25/33	750	742,296
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	07/15/31	750	742,487

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.400%(c)	07/20/32	1,000	$987,807
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
6.363%(c)	01/28/31	979	971,784
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.438%(c)	04/20/35	750	734,668
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
6.160%(c)	11/17/27	109	108,554
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	10/17/32	250	245,974
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.302%(c)	04/18/35	750	738,353
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.370%(c)	01/20/32	750	741,835
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.260%(c)	10/20/31	750	741,628
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.270%(c)	10/15/33	750	741,836
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.332%(c)	07/18/30	1,172	1,158,863
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.423%(c)	04/24/34	1,000	975,669
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.610%(c)	01/17/33	250	246,568
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-03A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.250%(c)	07/20/29	225	223,904
Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.430%(c)	10/15/34	750	744,044
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.420%(c)	07/20/34	250	242,837
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
6.329%(c)	04/30/31	250	248,199

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
6.270%(c)	04/20/31	250	$247,825
Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.330%(c)	04/20/31	750	741,447
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.370%(c)	07/20/34	500	490,507
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	01/20/35	750	733,624
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.430%(c)	07/20/34	500	489,046
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
6.253%(c)	04/24/31	250	247,782
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.400%(c)	07/15/34	500	492,127
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
6.320%(c)	10/15/31	1,250	1,229,873
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
6.440%(c)	07/20/34	250	244,949
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
6.388%(c)	04/20/35	750	730,588
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.540%(c)	07/15/29	309	306,998
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
6.450%(c)	07/15/34	250	245,167
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.400%(c)	04/20/34	1,500	1,477,099
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.423%(c)	01/22/31	248	245,655
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
6.270%(c)	04/15/31	500	495,710
Hayfin US Ltd. (Cayman Islands),
Series 2018-09A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.423%(c)	04/28/31	1,000	987,922

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.478%(c)	10/26/34	750	$732,154
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.405%(c)	10/19/28	234	232,508
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
6.630%(c)	01/16/33	1,250	1,240,294
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.450%(c)	10/20/34	250	243,823
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.420%(c)	07/20/34	250	244,769
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
6.280%(c)	10/17/31	750	740,022
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.410%(c)	07/20/34	250	246,841
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.340%(c)	10/15/32	750	740,677
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.375%(c)	04/25/32	500	495,333
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.380%(c)	07/17/34	250	246,289
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.402%(c)	01/18/34	250	247,431
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
6.480%(c)	10/20/34	750	727,631
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.400%(c)	07/20/31	250	247,687
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
6.503%(c)	10/23/34	1,250	1,226,377
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.198%(c)	10/12/30	482	475,855
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
6.510%(c)	10/15/34	750	735,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.522%(c)	10/13/31	737	$729,985
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
6.480%(c)	10/15/34	250	243,592
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
6.348%(c)	04/26/31	1,500	1,487,940
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
6.340%(c)	07/20/32	1,250	1,236,916
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.350%(c)	10/20/31	250	246,639
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
6.300%(c)	04/20/31	250	246,582
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.509%(c)	05/21/34	500	492,000
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
6.360%(c)	07/16/31	250	248,336
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.250%(c)	10/20/31	2,250	2,215,606
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.440%(c)	10/15/34	250	244,849
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.410%(c)	10/20/31	500	495,615
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
6.530%(c)	01/20/32	250	247,261
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.381%(c)	07/10/34	1,000	973,770
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
6.280%(c)	04/20/31	742	733,242
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
6.424%(c)	05/07/31	985	973,450
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.343%(c)	10/23/31	250	246,133

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.479%(c)	10/29/34	250	$243,798
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.328%(c)	10/20/32	1,750	1,722,313
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.500%(c)	01/17/30	185	182,834
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
6.410%(c)	07/20/34	500	487,590
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.390%(c)	01/20/31	482	478,289
Tralee CLO Ltd. (Cayman Islands),
Series 2019-06A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.425%(c)	10/25/32	1,000	984,585
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
6.285%(c)	10/25/28	143	143,057
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
6.520%(c)	01/15/32	500	493,627
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.500%(c)	04/15/34	250	245,456
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)
6.233%(c)	04/18/31	744	737,181
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
6.162%(c)	01/18/29	360	357,266
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.390%(c)	10/20/28	322	319,903
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.360%(c)	07/17/31	1,250	1,230,625
Series 2020-01A, Class A1A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)
6.570%(c)	04/15/33	250	245,705
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	01/17/31	2,250	2,217,297

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.470%(c)	10/15/34	250	$244,848
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
6.550%(c)	04/15/30	178	175,896

			52,130,150

Consumer Loans — 0.6%
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	600	535,362
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.827%(c)	06/16/36	600	584,261
Series 2022-02A, Class A, 144A
4.890%	10/14/34	990	967,863
Oportun Funding LLC,
Series 2022-01, Class A, 144A
3.250%	06/15/29	417	411,597
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29	424	422,317
SoFi Consumer Loan Program Trust,
Series 2021-01, Class A, 144A
0.490%	09/25/30	12	11,411

			2,932,811

Credit Cards — 0.2%
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,100	1,073,694

Home Equity Loans — 0.0%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	190	189,150

Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	35	30,308
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	17	16,125
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	60	55,177

			101,610

TOTAL ASSET-BACKED SECURITIES (cost $92,121,538)			90,627,427

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.6%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	409	$373,786
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	260	238,310
Series 2017-BNK08, Class A3
3.229%	11/15/50	7	6,218
Series 2019-BN19, Class A1
2.263%	08/15/61	223	208,936
Series 2019-BN19, Class A2
2.926%	08/15/61	2,870	2,442,837
Series 2019-BN20, Class A2
2.758%	09/15/62	1,673	1,429,013
Series 2020-BN25, Class A3
2.391%	01/15/63	53	48,701
Series 2020-BN25, Class A4
2.399%	01/15/63	650	545,569
Series 2020-BN26, Class A3
2.155%	03/15/63	250	204,867
Series 2020-BN28, Class A1
0.628%	03/15/63	13	13,299
Series 2020-BN28, Class A3
1.584%	03/15/63	1,500	1,188,303
Series 2020-BN29, Class A1
0.549%	11/15/53	983	911,692
Series 2021-BN31, Class A3
1.771%	02/15/54	5,100	4,036,585
Series 2021-BN36, Class A1
0.801%	09/15/64	354	326,259
Series 2021-BN38, Class A1
1.274%	12/15/64	1,142	1,044,049
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	801,090
Barclays Commercial Mortgage Securities Trust,
Series 2020-C06, Class A1
1.806%	02/15/53	70	67,363
Series 2021-C10, Class ASB
2.268%	07/15/54	275	236,146
Series 2021-C11, Class A4
2.043%	09/15/54	165	131,977
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	89,482
Series 2020-B17, Class A1
1.282%	03/15/53	56	52,710
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,175,205
Series 2020-B19, Class A4
1.546%	09/15/53	2,100	1,664,720
Series 2020-B20, Class A3
1.945%	10/15/53	750	633,194
Series 2020-B21, Class A1
0.537%	12/17/53	123	116,260
Series 2020-B21, Class A4
1.704%	12/17/53	500	393,366

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-B22, Class A1
0.509%	01/15/54	402	$367,743
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	76,201
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,009,153
Series 2021-B25, Class ASB
2.271%	04/15/54	250	209,903
Series 2021-B26, Class A1
0.747%	06/15/54	1,853	1,677,934
Series 2021-B28, Class A1
0.597%	08/15/54	1,179	1,078,413
Series 2022-B35, Class ASB
4.593%(cc)	05/15/55	3,400	3,172,235
BPR Trust,
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.543%(c)	09/15/38	990	914,917
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	246	226,972
Series 2017-CD06, Class A4
3.190%	11/13/50	500	451,007
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class ASB
3.091%	05/10/58	249	238,888
Series 2016-C07, Class A2
3.585%	12/10/54	50	46,803
Series 2017-C08, Class A4
3.572%	06/15/50	1,399	1,295,059
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	296	268,418
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	370	364,787
Series 2014-GC25, Class A3
3.372%	10/10/47	49	47,109
Series 2015-GC31, Class A3
3.497%	06/10/48	3,170	2,999,789
Series 2015-GC33, Class AAB
3.522%	09/10/58	140	134,304
Series 2015-P01, Class A4
3.462%	09/15/48	1,300	1,246,696
Series 2016-P04, Class A3
2.646%	07/10/49	20	18,198
Series 2017-P07, Class AAB
3.509%	04/14/50	294	278,965
Series 2017-P08, Class A3
3.203%	09/15/50	1,030	937,062
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	360	357,994
Series 2014-CR19, Class A4
3.532%	08/10/47	69	66,476
Series 2014-CR21, Class A3
3.528%	12/10/47	414	396,707

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-UBS04, Class A4
3.420%	08/10/47	750	$728,021
Series 2014-UBS05, Class A4
3.838%	09/10/47	2,687	2,587,708
Series 2014-UBS06, Class A4
3.378%	12/10/47	153	146,648
Series 2015-CR22, Class A3
3.207%	03/10/48	41	39,032
Series 2015-CR23, Class ASB
3.257%	05/10/48	110	106,842
Series 2015-CR25, Class A3
3.505%	08/10/48	33	31,131
Series 2015-CR25, Class ASB
3.537%	08/10/48	421	407,269
Series 2015-CR26, Class A3
3.359%	10/10/48	43	40,779
Series 2015-DC01, Class ASB
3.142%	02/10/48	108	107,180
Series 2015-LC21, Class A3
3.445%	07/10/48	497	471,850
Series 2015-LC21, Class A4
3.708%	07/10/48	50	47,592
Series 2015-LC23, Class A3
3.521%	10/10/48	784	753,711
Series 2015-PC01, Class A5
3.902%	07/10/50	1,060	1,012,833
Series 2016-COR01, Class A3
2.826%	10/10/49	297	270,550
Series 2016-COR1, Class ASB
2.972%	10/10/49	728	689,721
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	461,552
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	47	44,585
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	1,018,316
Series 2019-C16, Class A2
3.067%	06/15/52	100	87,424
Series 2019-C17, Class A4
2.763%	09/15/52	1,380	1,163,521
Series 2020-C19, Class A2
2.320%	03/15/53	2,150	1,772,235
Deutsche Bank Commercial Mortgage Trust,
Series 2020-C09, Class A1
0.800%	08/15/53	212	201,413
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.411%(cc)	07/25/26	115,205	3,583,913
GS Mortgage Securities Trust,
Series 2013-GC14, Class A5
4.243%	08/10/46	201	201,163
Series 2014-GC20, Class A4
3.721%	04/10/47	5	5,295
Series 2014-GC22, Class A3
3.516%	06/10/47	37	36,125

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-GC32, Class A3
3.498%	07/10/48	1,877	$1,783,995
Series 2015-GS01, Class AAB
3.553%	11/10/48	1,620	1,554,425
Series 2019-GC42, Class A3
2.749%	09/10/52	1,000	850,632
Series 2020-GC45, Class A1
2.019%	02/13/53	51	49,487
Series 2020-GC45, Class A3
2.639%	02/13/53	100	91,153
Series 2020-GC45, Class A4
2.658%	02/13/53	100	84,417
Series 2020-GC47, Class A4
2.125%	05/12/53	1,068	863,658
Series 2021-GSA03, Class A4
2.369%	12/15/54	100	80,365
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	1,283	1,238,185
Series 2014-C24, Class A4A1
3.373%	11/15/47	3,225	3,097,010
Series 2014-C24, Class A5
3.639%	11/15/47	2,000	1,919,604
Series 2015-C28, Class A3
2.912%	10/15/48	939	892,974
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class ASB
2.713%	08/15/49	57	53,969
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	500	458,063
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	42	39,860
Series 2015-C23, Class A3
3.451%	07/15/50	5,839	5,548,277
Series 2015-C23, Class ASB
3.398%	07/15/50	138	134,349
Series 2015-C24, Class A4
3.732%	05/15/48	998	947,681
Series 2015-C26, Class ASB
3.323%	10/15/48	176	170,603
Series 2015-C27, Class ASB
3.557%	12/15/47	214	207,667
Series 2016-C032, Class ASB
3.514%	12/15/49	676	647,002
Series 2016-C31, Class A4
2.840%	11/15/49	47	42,773
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	350	296,318
Series 2021-L07, Class A1
0.881%	10/15/54	1,000	908,315
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.301%	10/15/50	246	226,001

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-C08, Class ASB
3.903%	02/15/51	318	$303,135
Series 2019-C17, Class A2
2.313%	10/15/52	500	474,506
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	332	316,392
Series 2015-LC20, Class A3
3.086%	04/15/50	100	96,427
Series 2015-LC20, Class A5
3.184%	04/15/50	400	378,406
Series 2016-BNK1, Class A3
2.652%	08/15/49	2,000	1,809,050
Series 2016-LC24, Class A4
2.942%	10/15/49	275	251,467
Series 2016-NXS05, Class A5
3.372%	01/15/59	2,028	1,884,655
Series 2017-C41, Class A2
2.590%	11/15/50	1,266	1,128,547
Series 2020-C55, Class A3
2.462%	02/15/53	100	89,610
Series 2020-C57, Class A1
0.903%	08/15/53	1,577	1,478,214
Series 2020-C58, Class A1
0.548%	07/15/53	144	142,974

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $86,619,217)			82,818,245

CORPORATE BONDS — 29.7%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	220	201,102
2.950%	02/01/30	1,130	983,173
3.550%	03/01/38	780	610,271
3.625%	03/01/48	850	604,155
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	4,711
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	30	29,251

			2,432,663

Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	205	187,955
4.700%	04/02/27	1,180	1,143,203
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	290	273,136

			1,604,294

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates
2.700%	11/01/33	43	$36,318

Apparel — 0.0%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	10	9,401

Auto Manufacturers — 0.4%
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	650	636,620
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	425	333,602
2.400%	04/10/28	545	469,978
2.400%	10/15/28	220	186,624
3.800%	04/07/25	30	28,938
5.000%	04/09/27	550	535,538

			2,191,300

Banks — 10.0%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	15	12,606
2.687%(ff)	04/22/32	1,115	923,771
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	720	674,354
2.087%(ff)	06/14/29	260	222,146
2.496%(ff)	02/13/31	695	581,681
2.972%(ff)	02/04/33	5,390	4,487,534
3.194%(ff)	07/23/30	35	30,891
3.384%(ff)	04/02/26	640	613,949
4.376%(ff)	04/27/28	2,720	2,615,199
Sr. Unsec’d. Notes, MTN, SOFR + 0.730% (Cap N/A, Floor 0.000%)
5.791%(c)	10/24/24	580	579,878
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	33,123
Sub. Notes, MTN
4.000%	01/22/25	95	92,429
4.450%	03/03/26	760	739,406
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	42,185
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.932%(ff)	05/07/25	520	508,165
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,470	1,302,342
1.904%(ff)	09/30/28	500	424,159
3.375%	01/09/25	255	244,883
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	165	141,962
Sr. Unsec’d. Notes
1.462%(ff)	06/09/27	285	253,053
2.666%(ff)	01/29/31	630	532,925

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.976%(ff)	11/05/30	250	$217,092
3.057%(ff)	01/25/33	4,505	3,757,677
3.106%(ff)	04/08/26	275	262,573
3.352%(ff)	04/24/25	160	156,412
3.400%	05/01/26	150	142,679
Sub. Notes
4.400%	06/10/25	500	485,937
4.450%	09/29/27	15	14,324
6.174%(ff)	05/25/34	450	453,132
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.773%(ff)	03/28/25	280	273,507
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.961%(ff)	11/26/25	275	262,291
Sr. Unsec’d. Notes, Series E, SOFR + 0.500% (Cap N/A, Floor 0.000%)
5.589%(c)	11/08/23	160	159,614
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/06/23	500	497,869
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
3.250%	09/26/23	2,250	2,239,723
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	50	44,707
1.542%(ff)	09/10/27	5,150	4,529,163
2.600%	02/07/30	25	21,366
2.615%(ff)	04/22/32	250	204,941
3.102%(ff)	02/24/33	10	8,449
3.500%	01/23/25	60	57,935
3.500%	04/01/25	190	182,385
3.615%(ff)	03/15/28	370	347,194
3.850%	01/26/27	170	161,861
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	120	112,003
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	240	217,848
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	232,961
1.578%(ff)	04/22/27	260	233,549
1.953%(ff)	02/04/32	30	23,909
2.069%(ff)	06/01/29	150	128,795
2.580%(ff)	04/22/32	780	647,660
2.739%(ff)	10/15/30	1,515	1,305,689
2.963%(ff)	01/25/33	7,235	6,098,766
4.005%(ff)	04/23/29	55	51,853
Sub. Notes
4.250%	10/01/27	250	242,125
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	730	711,015
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	290	259,613
4.210%(ff)	04/20/28	485	466,007

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	15	$11,923
2.699%(ff)	01/22/31	1,040	885,307
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	4,935	4,101,703
Sub. Notes, GMTN
4.350%	09/08/26	545	526,388
Sub. Notes, MTN
3.950%	04/23/27	55	52,108
Northern Trust Corp.,
Sr. Unsec’d. Notes
4.000%	05/10/27	435	420,535
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	20	16,886
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	460	423,793
3.375%	04/14/25	20	19,232
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	200	175,521
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	245	240,454
State Street Corp.,
Sub. Notes
2.200%	03/03/31	25	20,312
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	217,773
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	280	269,987
2.800%	03/10/27	200	182,638
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.250%	06/01/26	205	179,568
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	250	200,764
4.488%(ff)	05/12/26	390	375,719
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.669%(c)	05/12/26	1,210	1,215,967
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26	25	23,551
2.572%(ff)	02/11/31	3,210	2,720,306
3.526%(ff)	03/24/28	695	649,763
3.908%(ff)	04/25/26	20	19,333

			53,218,796

Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,420	1,355,833

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27		20	$18,675
2.750%	03/19/30		10	9,001

				1,383,509

Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29		30	27,096
5.250%	03/02/33		1,720	1,721,735
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25		60	58,217
CSL Finance PLC (Australia),
Gtd. Notes, 144A
3.850%	04/27/27		240	228,986

				2,036,034

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25		165	163,857
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29		195	170,824
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23		437	436,728
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		500	496,655

				1,268,064

Commercial Services — 0.4%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	231	237,412
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		255	203,697
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23		800	791,249
3.800%	11/01/25		70	66,992
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		15	14,233
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25		50	48,633
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		695	644,693

				2,006,909

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	$93,594

Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	5	4,630

Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	50,250

Diversified Financial Services — 0.6%
American Express Co.,
Sr. Unsec’d. Notes
0.750%	11/03/23	100	98,340
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	165	157,209
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	1,990	1,857,696
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	20	17,028
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.000%	03/20/28	520	449,424
2.750%	10/01/29	70	59,608
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	45	42,987
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28	200	168,792
2.710%	01/22/29	200	168,163
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26	250	220,548
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	85	77,463
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26	115	101,823

			3,419,081

Electric — 3.4%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	1,445	1,182,459
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.250%	09/15/48	1,070	922,219
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	50	39,091

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	$16,540
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	130	123,709
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	16,792
General Ref. Mortgage, Series Z
2.400%	09/01/26	240	220,766
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	1,570	1,102,440
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	28,303
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	75	69,523
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	690	648,390
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	171,103
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	12,326
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,190	1,126,772
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	210	176,321
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	3,000	2,727,896
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	40	38,398
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series GF
8.875%	03/01/26	3,400	3,705,274
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	37,138
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.051%	03/01/25	305	306,778
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	99,195
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	500	393,426

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	$152,010
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,985	1,568,673
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	64	55,169
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	1,230	1,207,765
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	29,915
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	40,010
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	950	879,677
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	305	294,576
3.700%	01/30/27	690	632,208
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	172,238
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/28	150	128,642

			18,325,742

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	16,359

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	419	402,525

Entertainment — 0.4%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	200	200,974
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27(a)	405	377,895
5.050%	03/15/42(a)	1,680	1,409,396

			1,988,265

Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	28,184

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods — 0.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28	865	$828,722
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30	90	83,556
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	03/17/24	5	4,874

			917,152

Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	26,415
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	775,470

			801,885

Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.950%	04/01/30	90	83,015
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,416

			87,431

Healthcare-Services — 1.2%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	988,417
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	57,332
3.500%	08/15/24	25	24,365
HCA, Inc.,
Gtd. Notes
5.000%	03/15/24	500	496,574
Gtd. Notes, 144A
3.125%	03/15/27	160	146,931
3.375%	03/15/29	10	8,879
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	155	152,412
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	975	892,548
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	1,125	1,102,204
Queen’s Health Systems (The),
Sec’d. Notes
4.810%	07/01/52	680	648,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	$65,976
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	16,909
4.750%	05/15/52	180	170,899
5.050%	04/15/53	1,760	1,747,209
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	01/15/32	30	23,733

			6,543,138

Home Builders — 0.1%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	697,371

Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,826

Insurance — 0.6%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	90	83,671
3.850%	04/05/29	550	496,538
3.900%	04/05/32	1,030	897,000
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	125	105,795
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	907	857,368
5.500%	06/15/52	500	470,705
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	45,991

			2,957,068

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.000%	04/13/25	20	19,304

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	20,963

Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	100	102,048
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	11,950

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%(cc)	09/15/28	275	$266,375

			380,373

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	108,268
2.300%	02/01/32	510	385,849
4.800%	03/01/50	1,570	1,181,433
4.908%	07/23/25	110	107,872
5.050%	03/30/29	1,235	1,177,595
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	70	61,270
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	310,405
3.150%	08/15/24	424	410,732
3.500%	08/15/27	600	558,222
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	360	344,671
4.030%	01/25/24	110	108,786

			4,755,103

Mining — 0.3%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	825	677,463
2.600%	07/15/32	1,145	934,840
2.800%	10/01/29	10	8,619

			1,620,922

Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
0.550%	09/01/23	110	109,100
2.200%	03/01/32	45	35,522
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	20	16,717

			161,339

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,138,098

Oil & Gas — 1.0%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,995	1,605,303
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	48,999

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	175	$149,835
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29	790	791,189
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	220	215,785
4.875%	04/03/28	210	208,286
Phillips 66 Co.,
Gtd. Notes
3.550%	10/01/26	315	295,695
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	657,077
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	12,350
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27(a)	1,460	1,386,921

			5,371,440

Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
1.231%	12/15/23	30	29,404

Packaging & Containers — 0.3%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	1,118,362
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	350	347,432
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	133,886

			1,599,680

Pharmaceuticals — 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	425	397,165
3.200%	11/21/29	835	754,633
3.600%	05/14/25	425	410,922
4.550%	03/15/35	2,465	2,346,587
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	17,051
3.450%	12/15/27	30	28,084
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	13	12,627
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	4	3,711

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	60	$56,527
3.500%	06/15/24	100	97,965
3.750%	07/15/23	51	50,972
Sr. Unsec’d. Notes
2.400%	03/15/30	335	284,613
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	90	86,792
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	385	361,496
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30(a)	960	777,368
4.000%	06/22/50	1,165	770,639

			6,457,152

Pipelines — 1.9%
Enbridge, Inc. (Canada),
Gtd. Notes
0.550%	10/04/23	65	64,322
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	170	161,377
3.750%	05/15/30	965	872,382
4.950%	05/15/28	305	295,575
4.950%	06/15/28	500	486,169
5.150%	03/15/45	1,080	930,316
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	35,895
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24	25	24,653
4.950%	03/14/52	1,875	1,593,170
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	30	29,507
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	554,192
4.350%	03/15/29	305	283,802
4.450%	09/01/49	1,010	768,152
5.850%	01/15/26	200	200,767
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	2,150	1,893,347
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,345	1,192,517
6.250%	07/01/52	305	299,621
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	232,226

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.000%	09/15/25	65	$62,799

			9,980,789

Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29	600	543,883

Real Estate Investment Trusts (REITs) — 1.4%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
1.900%	12/01/28	400	339,117
Sr. Unsec’d. Notes, MTN
2.450%	01/15/31	45	37,744
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	12,644
2.500%	08/16/31	5	3,893
4.050%	07/01/30	1,980	1,787,367
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	5	3,802
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	88,650
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	35,600
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	33,784
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	2,400	2,350,733
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.300%	11/15/28	135	114,905
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	50	38,946
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	293,660
Public Storage,
Sr. Unsec’d. Notes
1.950%	11/09/28	520	446,309
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	13,834
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,561,693
2.700%	07/15/31	20	15,809
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31	335	277,608

			7,456,098

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail — 0.3%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	300	$254,904
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	90	86,800
3.500%	07/01/27	15	14,277
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	645	609,064
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
0.950%	11/17/23	520	511,246
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31	30	24,913

			1,501,204

Semiconductors — 0.5%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
1.700%	10/01/28	45	38,665
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	470	360,246
3.419%	04/15/33	2,275	1,904,594
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	28,858
5.625%	02/10/43	155	157,520

			2,489,883

Software — 0.5%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	50	47,712
4.300%	07/08/34	959	871,011
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.300%	03/28/24	11	10,800
3.550%	04/14/25	20	19,292
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29	1,695	1,572,613
3.800%	04/01/32	10	8,999

			2,530,427

Telecommunications — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	1,325,314
3.550%	09/15/55	1,360	952,113
4.300%	02/15/30	415	394,047
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	1,250	1,038,952
3.500%	04/15/25	455	437,795

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
3.750%	04/15/27	435	$412,092
3.875%	04/15/30	3,140	2,894,480
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	255	201,632
2.100%	03/22/28	500	439,305
2.355%	03/15/32	318	255,790
2.550%	03/21/31	580	484,406
3.000%	03/22/27	10	9,343
4.016%	12/03/29	200	186,571

			9,031,840

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	215	211,868

TOTAL CORPORATE BONDS (cost $166,311,360)			157,821,559

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.6%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	755	673,556
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	281	275,467
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	461	421,685
Fannie Mae REMIC,
Series 2018-76, Class ZL
4.000%	10/25/58	9,671	8,850,911
Series 2020-51, Class BA
2.000%	06/25/46	504	433,604
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.883%(c)	08/25/52	5,265	302,406
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.967%(c)	04/25/42	2,181	2,177,598
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.217%(c)	09/25/42	897	902,258
Freddie Mac REMIC,
Series 5202, Class TA
2.500%	12/25/48	1,732	1,554,194
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	214	3,162
Government National Mortgage Assoc.,
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	587	8,412
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	806	13,652

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		729	$11,381
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		1,525	23,483
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		552	6,515
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,144	20,108
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,159	18,283
Series 2022-180, Class Z
5.000%	10/20/52		2,068	1,953,948
PMT Credit Risk Transfer Trust,
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.466%(c)	03/27/25		1,068	1,068,379
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		218	203,631
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.439%(c)	06/24/71	EUR	151	162,687

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $19,242,239)				19,085,320

SOVEREIGN BONDS — 1.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		715	676,383
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25		400	365,308
3.250%	07/20/23		200	199,828
Gov’t. Gtd. Notes, Series DTC
1.750%	10/17/24		2,200	2,096,027
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		600	594,193
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24		2,600	2,484,848
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30		685	557,995
3.300%	03/15/28		1,195	1,135,793
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30		200	164,606
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24		400	381,732

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	400	$437,798
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	269	258,773
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.625%	05/29/24		200	194,323

TOTAL SOVEREIGN BONDS (cost $9,896,309)				9,547,607

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.1%
Federal Home Loan Bank
4.250%	09/10/32		850	833,417
Federal Home Loan Mortgage Corp.
2.000%	02/01/36		889	792,814
2.000%	05/01/42		449	380,318
2.000%	04/01/51		87	71,060
2.000%	06/01/51		4,112	3,370,125
2.000%	07/01/51		543	443,223
2.000%	09/01/51		2,349	1,931,114
2.500%	07/01/51		1,985	1,688,675
2.500%	08/01/51		1,886	1,603,800
2.500%	09/01/51		649	551,468
2.500%	09/01/51		1,836	1,561,741
2.500%	12/01/51		4,652	3,950,631
3.000%	09/01/50		5,163	4,570,305
3.000%	03/01/51		1,977	1,741,143
3.000%	06/01/51		614	541,231
3.000%	02/01/52		978	868,261
4.000%	11/01/37		1,127	1,088,365
4.000%	04/01/38		1,170	1,129,451
4.000%	06/01/38		530	511,215
4.000%	05/01/52		1,365	1,281,390
4.500%	05/01/52		467	448,944
5.000%	06/01/52		1,872	1,835,861
5.000%	11/01/52		487	477,098
6.000%	12/01/52		945	953,112
6.250%	07/15/32		115	134,339
6.750%	09/15/29		90	102,678
6.750%	03/15/31		1,350	1,580,798
Federal Home Loan Mortgage Corp., 30 Day Average SOFR + 2.341% (Cap 10.178%, Floor 2.341%)
5.178%(c)	02/01/53		1,003	989,155
Federal National Mortgage Assoc.
0.875%	08/05/30		175	140,646
1.500%	01/01/36		1,911	1,648,951
1.500%	11/01/50		473	365,875
1.500%	02/01/51		5,595	4,336,929
2.000%	TBA		500	408,301
2.000%	05/01/42		1,744	1,481,223
2.000%	10/01/50		1,262	1,039,409
2.000%	12/01/50		126	103,484
2.000%	01/01/51		1,600	1,315,639
2.000%	02/01/51		44	36,453
2.000%	04/01/51		3,527	2,887,745
2.000%	05/01/51		996	815,559

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	07/01/51	4,609	$3,790,230
2.000%	08/01/51	5,291	4,325,681
2.500%	07/01/32	488	451,341
2.500%	08/01/32	523	483,636
2.500%	09/01/32	511	472,281
2.500%	07/01/35	1,901	1,756,704
2.500%	04/01/51	505	430,457
2.500%	06/01/51	2,829	2,407,828
2.500%	08/01/51	464	394,569
2.500%	08/01/51	8,007	6,808,933
2.500%	10/01/51	1,594	1,353,472
2.500%	12/01/51	1,857	1,577,112
2.500%	01/01/52	469	397,527
2.500%	02/01/52	2,316	1,979,485
2.500%	03/01/52	485	411,806
2.500%	04/01/52	1,175	1,003,510
3.000%	05/01/35	1,519	1,421,519
3.000%	06/01/36	1,209	1,130,461
3.000%	07/01/36	945	884,554
3.000%	05/01/51	664	586,574
3.000%	05/01/51	813	716,347
3.000%	05/01/51	884	780,814
3.000%	02/01/52	1,877	1,653,137
3.000%	04/01/52	2,361	2,096,052
3.500%	02/01/52	989	902,174
3.500%	03/01/52	957	879,613
3.500%	05/01/52	2,969	2,706,880
3.500%	07/01/52	396	360,628
4.000%	01/01/50	499	476,234
4.000%	05/01/50	523	496,218
4.000%	05/01/52	4,334	4,085,926
4.000%	08/01/52	2,479	2,326,527
4.500%	TBA(tt)	1,500	1,442,109
5.000%	TBA(tt)	1,500	1,469,766
5.000%	06/01/52	919	901,715
5.000%	07/01/52	993	978,793
5.000%	10/01/52	498	488,605
6.625%	11/15/30	290	335,943
4.336%(s)	03/17/31	710	507,233
Government National Mortgage Assoc.
2.000%	10/20/51	496	417,582
2.500%	07/20/51	1,288	1,115,196
2.500%	08/20/51	1,336	1,158,791
2.500%	09/20/51	1,963	1,701,310
2.500%	11/20/51	437	378,763
2.500%	12/20/51	464	402,124
2.500%	03/20/52	457	395,927
3.000%	03/20/47	1,335	1,211,524
3.000%	01/20/50	596	537,402
3.000%	06/20/51	1,671	1,500,379
3.000%	10/20/51	2,314	2,074,537
3.000%	11/20/51	911	816,885
3.500%	06/20/42	456	428,782
3.500%	03/20/43	271	255,700
3.500%	06/20/46	2,974	2,789,083
4.000%	09/20/47	1,973	1,898,927
4.000%	02/20/48	152	146,004
4.000%	04/20/48	472	452,591

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	TBA	2,500	$2,412,891
4.500%	08/20/48	1,419	1,386,608
4.500%	07/20/52	2,018	1,949,366
4.500%	08/20/52	2,490	2,405,673
5.500%	11/20/52	1,956	1,948,664
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	161,053

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $139,674,538)			133,630,102

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bonds
1.375%	11/15/40	13,590	9,096,806
2.000%	11/15/41(k)	17,615	12,897,483
2.250%	05/15/41(a)	18,635	14,354,773
U.S. Treasury Strips Coupon
3.072%(s)	08/15/37	1,465	835,164
3.229%(s)	05/15/41	4,540	2,167,318
3.255%(s)	08/15/42	1,980	890,691
3.272%(s)	05/15/43	5,460	2,381,072

TOTAL U.S. TREASURY OBLIGATIONS (cost $46,995,755)			42,623,307

TOTAL LONG-TERM INVESTMENTS (cost $560,860,956)			536,153,567

		Shares
SHORT-TERM INVESTMENTS — 2.4%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)		2,093,666	2,093,666
PGIM Institutional Money Market Fund (cost $10,352,337; includes $10,294,917 of cash collateral for securities on loan)(b)(wi)		10,360,933	10,353,680

TOTAL SHORT-TERM INVESTMENTS (cost $12,446,003)			12,447,346

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.2% (cost $573,306,959)			548,600,913

OPTIONS WRITTEN*~ — (0.0)% (premiums received $12,695)			(1,647)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.2% (cost $573,294,264)			548,599,266

Liabilities in excess of other assets(z) — (3.2)%			(16,777,441)

NET ASSETS — 100.0%			$531,821,825

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,167,155; cash collateral of $10,294,917 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $3,000,000 is 0.6% of net assets.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
FNMA TBA 5.00%	Put	BOA	07/06/23	$97.27	—	2,500	$(1,647)

(premiums received $12,695)

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
50	2 Year U.S. Treasury Notes	Sep. 2023	$10,167,188	$(33,155)
378	5 Year U.S. Treasury Notes	Sep. 2023	40,481,438	(583,670)
21	10 Year U.S. Treasury Notes	Sep. 2023	2,357,578	(7,462)
258	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	35,144,438	225,174

				(399,113)

Short Position:
224	20 Year U.S. Treasury Bonds	Sep. 2023	28,427,000	78,606

				$(320,507)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/23	SSB	EUR	1,027	$1,121,391	$1,120,834	$—	$(557)

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/23	GSI	EUR	808	$870,973	$881,367	$—	$(10,394)
Expiring 07/05/23	JPM	EUR	219	234,887	239,467	—	(4,580)
Expiring 08/02/23	SSB	EUR	1,027	1,122,976	1,122,487	489	—

				$2,228,836	$2,243,321	489	(14,974)

						$489	$(15,531)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$2,094,056

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$34,200,012	$—
Collateralized Loan Obligations	—	52,130,150	—
Consumer Loans	—	2,932,811	—
Credit Cards	—	1,073,694	—
Home Equity Loans	—	189,150	—
Student Loans	—	101,610	—
Commercial Mortgage-Backed Securities	—	82,818,245	—
Corporate Bonds	—	157,821,559	—
Residential Mortgage-Backed Securities	—	19,085,320	—
Sovereign Bonds	—	9,547,607	—
U.S. Government Agency Obligations	—	133,630,102	—
U.S. Treasury Obligations	—	42,623,307	—
Short-Term Investments
Affiliated Mutual Funds	12,447,346	—	—

Total	$12,447,346	$536,153,567	$—

Liabilities
Option Written	$—	$(1,647)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$303,780	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	489	—

Total	$303,780	$489	$—

Liabilities
Futures Contracts	$(624,287)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(15,531)	—

Total	$(624,287)	$(15,531)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

U.S. Government Agency Obligations	25.1%
Commercial Mortgage-Backed Securities	15.6
Banks	10.0
Collateralized Loan Obligations	9.8
U.S. Treasury Obligations	8.0
Automobiles	6.4
Residential Mortgage-Backed Securities	3.6
Electric	3.4
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	2.4
Pipelines	1.9
Sovereign Bonds	1.8
Telecommunications	1.7
Real Estate Investment Trusts (REITs)	1.4
Healthcare-Services	1.2
Pharmaceuticals	1.2
Oil & Gas	1.0
Media	0.9
Diversified Financial Services	0.6
Insurance	0.6
Consumer Loans	0.6
Software	0.5
Semiconductors	0.5
Aerospace & Defense	0.5
Auto Manufacturers	0.4
Biotechnology	0.4
Commercial Services	0.4
Entertainment	0.4
Mining	0.3
Agriculture	0.3
Packaging & Containers	0.3
Retail	0.3
Beverages	0.3

Chemicals	0.2%
Office/Business Equipment	0.2
Credit Cards	0.2
Foods	0.2
Gas	0.2
Home Builders	0.1
Real Estate	0.1
Engineering & Construction	0.1
Machinery-Diversified	0.1
Transportation	0.0	*
Home Equity Loans	0.0	*
Miscellaneous Manufacturing	0.0	*
Student Loans	0.0	*
Computers	0.0	*
Healthcare-Products	0.0	*
Distribution/Wholesale	0.0	*
Airlines	0.0	*
Oil & Gas Services	0.0	*
Environmental Control	0.0	*
Machinery-Construction & Mining	0.0	*
Internet	0.0	*
Electronics	0.0	*
Apparel	0.0	*
Cosmetics/Personal Care	0.0	*
Household Products/Wares	0.0	*

	103.2
Option Written	(0.0	)*
Liabilities in excess of other assets	(3.2)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary of risk associated with these derivative instruments are foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$489		Unrealized depreciation on OTC forward foreign currency exchange contracts	$15,531
Interest rate contracts	Due from/to broker-variation margin futures	303,780	*	Due from/to broker-variation margin futures	624,287	*
Interest rate contracts		—		Options written outstanding, at value	1,647

		$304,269			$641,465

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts
Foreign exchange contracts	$—	$—	$—	$5,299
Interest rate contracts	(40,000)	60,352	(1,470,550)	—

Total	$(40,000)	$60,352	$(1,470,550)	$5,299

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts
Foreign exchange contracts	$—	$—	$(15,042)
Interest rate contracts	11,048	340,296	—

Total	$11,048	$340,296	$(15,042)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$3,958

Options Written (2)	3,000,000

Futures Contracts - Long Positions (2)	97,729,548

Futures Contracts - Short Positions (2)	32,232,229

Forward Foreign Currency Exchange Contracts - Purchased (3)	373,797

Forward Foreign Currency Exchange Contracts - Sold (3)	852,000

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$10,167,155	$(10,167,155)	$—

Offsetting of OTC derivative assets and liabilities:
Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BOA	$—	$(1,647)	$(1,647)	$—	$(1,647)
GSI	—	(10,394)	(10,394)	—	(10,394)
JPM	—	(4,580)	(4,580)	—	(4,580)
SSB	489	(557)	(68)	—	(68)

	$489	$(17,178)	$(16,689)	$—	$(16,689)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $10,167,155:
Unaffiliated investments (cost $560,860,956)	$536,153,567
Affiliated investments (cost $12,446,003)	12,447,346
Foreign currency, at value (cost $1,399)	1,402
Receivable for investments sold	14,697,366
Dividends and interest receivable	3,563,198
Receivable for Portfolio shares sold	421,969
Due from broker-variation margin futures	156,358
Unrealized appreciation on OTC forward foreign currency exchange contracts	489
Prepaid expenses	930

Total Assets	567,442,625

LIABILITIES
Payable for investments purchased	24,018,647
Payable to broker for collateral for securities on loan	10,294,917
Payable for Portfolio shares purchased	1,170,354
Accrued expenses and other liabilities	118,865
Unrealized depreciation on OTC forward foreign currency exchange contracts	15,531
Options written outstanding, at value (premiums received $12,695)	1,647
Affiliated transfer agent fee payable	707
Trustees’ fees payable	132

Total Liabilities	35,620,800

NET ASSETS	$531,821,825

Net assets were comprised of:
Partners’ Equity	$531,821,825

Net asset value and redemption price per share, $531,821,825 / 54,447,450 outstanding shares of beneficial interest	$9.77

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$12,196,651
Unaffiliated dividend income	170,785
Affiliated dividend income	10,742
Income from securities lending, net (including affiliated income of $9,791)	9,872

Total income	12,388,050

EXPENSES
Custodian and accounting fees	33,200
Audit fee	28,762
Professional fees	13,996
Trustees’ fees	8,962
Fund data services	5,099
Insurance expense	4,581
Shareholders’ reports	4,504
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Commitment fees	1,954
Miscellaneous	4,631

Total expenses	109,686

NET INVESTMENT INCOME (LOSS)	12,278,364

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,278))	(3,159,364)
Futures transactions	(1,470,550)
Forward currency contract transactions	5,299
Options written transactions	60,352
Foreign currency transactions	(798)

(4,565,061)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,389))	7,587,284
Futures	340,296
Forward currency contracts	(15,042)
Options written	11,048
Foreign currencies	222

7,923,808

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	3,358,747

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,637,111

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	April 25, 2022(a) through December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$12,278,364	$15,494,607
Net realized gain (loss) on investment and foreign currency transactions	(4,565,061)	(13,633,234)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,923,808	(32,954,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,637,111	(31,092,760)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,543,368 and 80,424,169 shares, respectively]	83,217,580	799,257,096
Portfolio shares purchased [15,280,682 and 19,239,405 shares, respectively]	(149,286,372)	(185,910,830)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(66,068,792)	613,346,266

TOTAL INCREASE (DECREASE)	(50,431,681)	582,253,506
NET ASSETS:
Beginning of period	582,253,506	—

End of period	$531,821,825	$582,253,506

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		April 25, 2022(a) through December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$9.52		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.04		(0.72)

Total from investment operations	0.25		(0.48)

Net Asset Value, end of period	$9.77		$9.52

Total Return(c)	2.63%		(4.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$532		$582
Average net assets (in millions)	$568		$628
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.04	%(e)	0.03	%(f)
Expenses before waivers and/or expense reimbursement	0.04	%(e)	0.03	%(f)
Net investment income (loss)	4.36	%(e)	3.61	%(f)
Portfolio turnover rate(g)	124%		362%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.3%
ASSET-BACKED SECURITIES — 5.7%
Automobiles — 2.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class D
1.800%	12/18/25	2,195	$2,100,514
Series 2021-01, Class C
0.890%	10/19/26	1,910	1,773,249
Series 2021-02, Class C
1.010%	01/19/27	3,300	3,015,272
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	333,746
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	1,235	1,131,415
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	6,465	6,075,784
Drive Auto Receivables Trust,
Series 2021-01, Class D
1.450%	01/16/29	1,790	1,683,718
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	117	114,622
Exeter Automobile Receivables Trust,
Series 2021-02A, Class C
0.980%	06/15/26	1,156	1,130,281
Series 2021-04A, Class C
1.460%	10/15/27	2,990	2,861,325
Series 2022-03A, Class C
5.300%	09/15/27	2,660	2,603,719
Series 2023-01A, Class D
6.690%	06/15/29	445	443,269
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26	1,905	1,861,693
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	3,775	3,609,061
Series 2020-02, Class C, 144A
1.740%	04/15/33	2,910	2,628,050
Series 2021-02, Class C, 144A
2.110%	05/15/34	2,575	2,229,140
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,655	2,597,864
GM Financial Automobile Leasing Trust,
Series 2021-02, Class C
1.010%	05/20/25	250	244,877
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class A, 144A
0.680%	08/15/25	475	472,295
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	1,490	1,465,568
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	753	727,295

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2021-03, Class D
1.330%	09/15/27	3,160	$2,950,222
Series 2022-06, Class B
4.720%	06/15/27	3,925	3,839,569
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	2,010	1,977,017

			47,869,565

Collateralized Loan Obligations — 2.1%
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
6.440%(c)	07/20/34	3,170	3,130,289
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-04A, Class A11R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.306%(c)	04/15/35	500	488,024
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
6.400%(c)	01/15/35	7,125	7,044,413
Invesco CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.380%(c)	07/15/34	3,105	3,065,741
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
6.420%(c)	07/20/34	1,290	1,263,008
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.276%(c)	10/15/32	280	276,713
Series 2019-35A, Class A1R, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
6.240%(c)	04/20/32	5,385	5,341,183
Series 2019-37A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
6.330%(c)	07/15/33	3,755	3,698,008
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
6.300%(c)	04/15/34	4,150	4,073,195
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
6.390%(c)	07/17/35	1,920	1,890,699
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
6.370%(c)	07/20/29	2,483	2,473,929
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
6.270%(c)	07/17/29	2,170	2,155,357

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	07/15/34	2,655	$2,618,696
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.410%(c)	01/15/35	3,310	3,280,708
Symphony CLO Ltd. (Cayman Islands),
Series 2018-20A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
6.910%(c)	01/16/32	4,105	4,019,783

			44,819,746

Equipment — 0.1%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27	140	138,449
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	715	704,463
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	1,580	1,370,557

			2,213,469

Other — 0.9%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2023-01A, Class A2, 144A
7.824%	03/05/53	2,535	2,494,047
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	62	58,067
Driven Brands Funding LLC,
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	2,170	1,864,041
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	2,566	2,106,555
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	19	18,233
Hardee’s Funding LLC,
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	362	337,306
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	1,093	870,656
Hilton Grand Vacations Trust,
Series 2017-AA, Class A, 144A
2.660%	12/26/28	70	69,113
MVW LLC,
Series 2019-02A, Class A, 144A
2.220%	10/20/38	70	65,246
Series 2020-01A, Class A, 144A
1.740%	10/20/37	310	283,053
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	612	548,925
Series 2023-01A, Class A, 144A
4.930%	10/20/40	3,892	3,812,691

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
MVW Owner Trust,
Series 2017-01A, Class A, 144A
2.420%	12/20/34	646	$641,790
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	277	275,282
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/08/49	3,010	2,917,550
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	2,702	2,199,393
Sierra Timeshare Receivables Funding LLC,
Series 2019-01A, Class A, 144A
3.200%	01/20/36	311	298,013
Verizon Master Trust,
Series 2023-01, Class C
4.980%	01/22/29	1,225	1,194,759

			20,054,720

Student Loans — 0.4%
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	1,779	1,700,264
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	1,285	1,223,186
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	799	732,623
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	993	884,893
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	498	426,399
Series 2021-B, Class A, 144A
1.310%	07/17/51	3,130	2,757,552

			7,724,917

TOTAL ASSET-BACKED SECURITIES (cost $121,848,935)			122,682,417

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.343%(c)	04/15/34	3,250	2,858,638
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
7.421%(c)	11/15/34	190	91,151
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	1,395	1,254,249
BFLD Trust,
Series 2019-DPLO, Class C, 144A, 1 Month SOFR + 1.654% (Cap N/A, Floor 1.540%)
6.801%(c)	10/15/34	580	570,479

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
6.744%(c)	08/15/38	2,310	$2,003,782
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month LIBOR + 0.652% (Cap N/A, Floor 0.652%)
5.845%(c)	05/15/38	450	438,384
Series 2022-CSMO, Class B, 144A, 1 Month SOFR + 3.141% (Cap N/A, Floor 3.141%)
8.288%(c)	06/15/27	3,315	3,298,373
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month LIBOR + 1.297% (Cap N/A, Floor 1.297%)
6.490%(c)	10/15/36	1,725	1,660,077
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.961%(c)	01/15/34	402	394,881
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	137,824
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	965	675,403
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
6.143%(c)	11/15/36	445	438,261
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
6.173%(c)	05/15/36	195	193,545
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	1,815	1,550,156
Extended Stay America Trust,
Series 2021-ESH, Class B, 144A, 1 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)
6.574%(c)	07/15/38	318	310,328
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class A1
2.206%	06/25/25	55	53,120
Series K068, Class A1
2.952%	02/25/27	114	109,703
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.341%(cc)	05/25/52	1,265	1,170,842
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month SOFR + 1.448% (Cap N/A, Floor 1.334%)
6.595%(c)	12/15/36	2,200	2,162,218
Series 2019-WOLF, Class C, 144A, 1 Month SOFR + 1.747% (Cap N/A, Floor 1.633%)
6.894%(c)	12/15/36	2,050	2,011,180

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.794%(c)	05/15/26	2,185	$1,874,884
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,165	1,045,587
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	1,000	35
Series 2020-609M, Class A, 144A, 1 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
6.564%(c)	10/15/33	340	309,229
Series 2022-OPO, Class C, 144A
3.565%(cc)	01/05/39	2,575	1,958,735
LUXE Trust,
Series 2021-TRIP, Class C, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
6.943%(c)	10/15/38	3,505	3,417,643
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	57,205
Series 2015-C27, Class AS
4.068%	12/15/47	265	245,482
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	790	733,484
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	580	509,220
Series 2019-NUGS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 2.450%)
6.143%(c)	12/15/36	260	210,984
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month SOFR + 2.109% (Cap N/A, Floor 1.995%)
7.256%(c)	11/15/38	8,315	7,001,656
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
5.994%(c)	04/15/36	195	189,140
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.693%(c)	05/15/38	410	335,033
UBS Commercial Mortgage Trust,
Series 2017-C05, Class AS
3.777%(cc)	11/15/50	438	389,235
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,160	1,040,733
Series 2021-FCMT, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.393%(c)	05/15/31	695	662,642

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47	1,785	$1,744,959

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $44,564,668)			43,108,480

CORPORATE BONDS — 24.7%
Advertising — 0.2%
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	4,385	4,233,017

Agriculture — 0.1%
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	405	363,561
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	1,420	1,404,452
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	170	163,499

			1,931,512

Auto Manufacturers — 0.8%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.125%	01/19/28	445	440,807
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	320	303,616
4.300%	07/13/25	1,770	1,717,078
Sr. Unsec’d. Notes
2.400%	04/10/28	445	383,743
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25	1,320	1,204,264
5.500%	03/30/26	700	694,608
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	815	691,477
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26	10,345	9,640,063
4.625%	11/13/25	1,325	1,291,780
4.750%	11/13/28	1,755	1,695,106

			18,062,542

Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/21/33	2,875	2,915,762

Banks — 8.6%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
5.862%(ff)	09/14/26	2,200	2,167,577

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.722%(ff)	09/14/27	600	$520,367
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	3,010	2,529,531
5.288%(ff)	04/25/34	3,230	3,200,381
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	10,285	8,187,558
1.922%(ff)	10/24/31	4,775	3,781,605
2.496%(ff)	02/13/31	4,455	3,728,616
2.676%(ff)	06/19/41	355	249,368
3.194%(ff)	07/23/30	890	785,525
3.248%	10/21/27	2,340	2,180,032
4.271%(ff)	07/23/29	1,240	1,176,044
5.015%(ff)	07/22/33	4,060	3,963,080
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	225	186,318
Sub. Notes, MTN
4.450%	03/03/26	70	68,103
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26	1,885	1,873,671
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	815	715,228
6.224%(ff)	05/09/34	1,605	1,596,594
Sub. Notes
4.836%	05/09/28	287	263,681
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	3,660	3,118,344
CaixaBank SA (Spain),
Sr. Unsec’d. Notes, 144A
6.208%(ff)	01/18/29	5,670	5,603,257
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26	3,295	3,146,096
5.610%(ff)	09/29/26	2,815	2,813,968
Sub. Notes
6.174%(ff)	05/25/34	1,000	1,006,961
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	1,565	1,484,807
3.773%(ff)	03/28/25	1,730	1,689,886
4.298%(ff)	04/01/28	770	719,534
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	465	436,374
2.550%	05/05/27	265	234,585
4.772%(ff)	07/28/30	665	622,213
6.361%(ff)	10/27/28	385	383,416
Fifth Third Bank NA,
Sr. Unsec’d. Notes
5.852%(ff)	10/27/25	455	444,113
Sr. Unsec’d. Notes, MTN
2.250%	02/01/27	500	438,961

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
3.850%	03/15/26	325	$299,786
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,605	2,290,965
1.948%(ff)	10/21/27	4,045	3,595,183
3.615%(ff)	03/15/28	2,520	2,364,673
3.691%(ff)	06/05/28	2,545	2,392,077
4.223%(ff)	05/01/29	5,625	5,314,172
4.482%(ff)	08/23/28(a)	2,885	2,791,053
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.041%(ff)	03/13/28	254	238,256
4.583%(ff)	06/19/29	2,190	2,057,029
4.755%(ff)	06/09/28	3,965	3,798,219
5.210%(ff)	08/11/28	2,300	2,243,816
6.254%(ff)	03/09/34	3,620	3,693,099
Huntington National Bank (The),
Sr. Unsec’d. Notes
5.699%(ff)	11/18/25	305	296,257
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	365	324,655
3.869%(ff)	03/28/26	600	576,523
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
6.625%	06/20/33	2,115	2,108,652
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.083%(ff)	04/22/26	5,150	4,822,763
2.182%(ff)	06/01/28	3,335	2,968,131
2.522%(ff)	04/22/31	6,445	5,458,307
2.739%(ff)	10/15/30	2,280	1,964,998
Sub. Notes
2.956%(ff)	05/13/31	2,608	2,231,648
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29	5,515	5,481,182
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	1,190	1,065,309
5.123%(ff)	02/01/29	3,285	3,241,778
5.250%(ff)	04/21/34	3,230	3,187,894
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	6,190	5,269,277
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31	360	324,623
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
5.375%	09/22/27	1,715	1,685,788
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	700	591,016
6.037%(ff)	10/28/33	2,375	2,435,527
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28	770	665,892

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
6.499%(ff)	03/09/29		510	$504,953
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26		5,570	4,964,164
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		1,425	1,261,111
2.608%(ff)	01/12/28		2,240	1,981,683
2.819%(ff)	01/30/26		2,050	1,928,168
3.971%(ff)	03/30/26		1,420	1,355,674
4.644%(ff)	04/01/31		1,455	1,342,630
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.123%(ff)	06/06/28	(a)	2,465	2,327,098
U.S. Bancorp,
Sr. Unsec’d. Notes
4.839%(ff)	02/01/34	(a)	1,230	1,151,783
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25		1,415	1,354,013
4.550%	04/17/26		250	240,198
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		1,650	1,439,336
1.364%(ff)	01/30/27		1,530	1,338,637
2.193%(ff)	06/05/26		1,980	1,811,700
2.746%(ff)	02/11/33		990	769,805
5.711%(ff)	01/12/27		525	520,170
5.959%(ff)	01/12/34		1,555	1,538,938
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26		1,575	1,476,179
3.068%(ff)	04/30/41		4,780	3,507,227
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		2,380	2,122,476
2.572%(ff)	02/11/31		7,150	6,059,248
2.879%(ff)	10/30/30		7,755	6,702,937
Sub. Notes, GMTN
4.300%	07/22/27		1,990	1,910,222

				182,702,692

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50		1,225	1,132,170
5.550%	01/23/49		3,735	3,933,660

				5,065,830

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		320	294,229
5.600%	03/02/43		1,620	1,623,799
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29		1,225	1,154,989

				3,073,017

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 0.1%
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	1,070	$1,016,446

Commercial Services — 0.2%
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	12/15/27	1,535	1,519,219
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33	1,925	1,881,408
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	68,982
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	30,532

			3,500,141

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	2,255	2,012,312
3.500%	01/15/25	385	368,793
4.625%	10/15/27	645	611,196
4.875%	01/16/24	1,075	1,067,390
6.500%	07/15/25	290	291,550
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.750%	06/09/27(a)	5,240	4,868,687
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	1,210	1,030,204
3.650%	05/11/27	225	209,037
5.247%(ff)	07/26/30	665	628,789
5.468%(ff)	02/01/29	4,555	4,371,911
Sub. Notes
2.359%(ff)	07/29/32	1,095	774,286
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	3,870	3,697,940
4.500%	01/30/26	455	434,836
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	225	173,246
2.650%	09/15/40	1,220	867,675
4.350%	06/15/29	980	960,150
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	2,110	1,751,458
3.200%	04/06/41	870	648,319
Gtd. Notes, 144A, MTN
2.000%	04/06/28	2,835	2,430,076
Nasdaq, Inc.,
Sr. Unsec’d. Notes
5.950%	08/15/53	490	501,501

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
6.100%	06/28/63	620	$634,431

			28,333,787

Electric — 1.9%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.400%	06/01/53	1,055	1,074,290
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	1,030	1,039,649
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	45	34,182
5.000%	08/15/52	2,975	2,722,755
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	865	873,778
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	95	73,813
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	930	907,750
4.950%	04/15/25	95	93,280
EDP Finance BV (Portugal),
Gtd. Notes, 144A
6.300%	10/11/27	730	750,442
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
7.100%	10/14/27	2,845	2,988,192
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.800%	10/14/25(a)	580	590,794
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	2,320	2,289,822
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
5.625%	04/01/53	195	200,822
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	1,950	1,582,631
3.000%	01/15/52	1,905	1,256,570
5.000%	07/15/32	600	591,639
5.250%	02/28/53	1,345	1,298,409
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	1,435	1,230,746
2.500%	02/01/31	2,280	1,788,593
3.950%	12/01/47	1,160	791,949
4.550%	07/01/30	2,255	2,040,822
5.900%	06/15/32	375	361,125
6.700%	04/01/53	760	747,524
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	4,695	4,710,616

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
3.700%	04/01/29	670	$613,063
Southern California Edison Co.,
First Mortgage
5.700%	03/01/53	1,125	1,127,744
First Mortgage, Series D
4.700%	06/01/27	1,580	1,555,787
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33	3,470	3,444,735
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
5.125%	05/13/25	2,295	2,236,808
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30	2,375	2,115,995

			41,134,325

Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	2,985	2,882,934

Entertainment — 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27(a)	4,070	3,797,613
5.050%	03/15/42	355	297,819

			4,095,432

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
5.250%	03/30/28	450	450,451

Healthcare-Products — 0.2%
Revvity, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28	2,040	1,725,845
2.250%	09/15/31	960	771,394
3.300%	09/15/29	1,190	1,064,315

			3,561,554

Healthcare-Services — 1.9%
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30	7,575	6,316,622
4.250%	12/15/27	60	56,143
4.625%	12/15/29	2,170	1,999,413
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	560,256
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53	1,075	1,040,345
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31	945	755,979

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
3.500%	09/01/30	4,335	$3,797,232
4.125%	06/15/29	270	250,069
5.375%	09/01/26	2,415	2,395,249
5.875%	02/15/26	365	365,310
Gtd. Notes, 144A
3.125%	03/15/27	1,070	982,603
3.375%	03/15/29	430	381,797
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	105	82,849
4.875%	04/01/30	1,605	1,571,226
5.500%	03/15/53	955	950,797
St. Joseph’s University Medical Center, Inc.,
Sec’d. Notes
4.584%	07/01/27	4,880	4,562,953
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	715	713,704
5.547%	08/15/53	635	655,615
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	1,245	924,424
4.500%	04/15/33	2,150	2,096,260
5.050%	04/15/53	6,420	6,373,343
5.875%	02/15/53	3,040	3,372,333

			40,204,522

Insurance — 0.8%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	420	386,457
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	710	615,301
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.500%	01/15/51	2,875	1,886,487
2.850%	10/15/50	930	647,747
3.850%	03/15/52	925	765,189
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	1,090	1,071,471
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29	2,205	1,990,668
3.900%	04/05/32	715	622,675
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	7,275	6,815,095
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	920	765,147
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	1,240	1,223,260

			16,789,497

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 0.2%
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.600%	05/15/53	3,265	$3,352,663

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	100	86,818

Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	1,240	1,154,644
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	520	506,011
5.000%	10/15/27	1,675	1,662,751

			3,323,406

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	3,085	2,569,290
4.800%	03/01/50	245	184,364
5.375%	05/01/47	160	132,223
6.484%	10/23/45	650	612,023
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	5,165	4,520,832
3.900%	03/01/38	1,145	994,728

			9,013,460

Mining — 0.0%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	200	181,168

Oil & Gas — 0.2%
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
8.875%	07/15/30(a)	905	1,039,903
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
5.100%	03/29/26	755	750,982
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	1,020	958,201
3.700%	03/15/28	1,105	1,012,838

			3,761,924

Pharmaceuticals — 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	4,335	3,917,764
4.250%	11/14/28	9,220	8,946,342
4.250%	11/21/49	1,270	1,094,318
4.500%	05/14/35	100	94,907
4.550%	03/15/35	785	747,291

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.700%	05/14/45	145	$132,192
4.875%	11/14/48	3,185	3,004,509
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	4,020	3,514,551
3.700%	06/06/27	1,795	1,706,228
4.685%	12/15/44	190	172,926
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	130	103,223
2.700%	08/21/40	90	62,753
3.250%	08/15/29	655	587,853
5.050%	03/25/48	5,790	5,339,659
5.125%	07/20/45	105	97,029
5.875%	06/01/53	1,215	1,248,180
Merck & Co., Inc.,
Sr. Unsec’d. Notes
5.000%	05/17/53	1,475	1,493,445
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33	1,440	1,435,534
5.300%	05/19/53	1,410	1,462,304

			35,161,008

Pipelines — 0.9%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,135	975,600
4.450%	07/15/27	879	839,179
5.950%	06/01/26	5,035	5,075,288
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	820	806,655
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	1,020	968,262
5.550%	02/15/28	2,045	2,042,254
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	1,060	747,141
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	2,940	2,829,088
6.875%	01/15/29	795	810,828
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	305	259,590
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	2,955	2,790,726
5.100%	09/15/45	85	76,566
5.400%	03/04/44	245	226,202

			18,447,379

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate — 0.1%
CBRE Services, Inc.,
Gtd. Notes
5.950%	08/15/34	2,145	$2,124,549

Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31	2,365	2,029,277
3.950%	01/15/27	2,770	2,626,919
4.900%	12/15/30(a)	3,735	3,615,448
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26	4,605	4,078,396
3.650%	02/01/26	3,670	3,413,043
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	1,380	1,322,977
3.900%	03/15/27	4,490	4,130,253
4.050%	07/01/30	1,295	1,169,010
4.125%	06/15/26	2,675	2,502,555
4.125%	05/15/29	2,755	2,457,819
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.250%	01/15/31	1,385	1,129,857
3.700%	06/15/26	100	95,080
4.750%	05/15/47	85	72,892
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27	1,745	1,630,006
4.500%	03/15/48	190	155,471
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	735	709,524
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31	1,025	763,455
3.625%	01/15/28	80	71,316
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31	470	396,909
3.500%	07/15/29	435	390,046
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	100	94,905
4.250%	08/15/29	80	67,982
4.375%	10/01/25	2,655	2,484,955
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29	315	276,065
3.950%	08/15/27	1,520	1,444,954
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	100	93,396
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	1,215	1,048,002

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
2.836%	01/15/50	2,745	$2,606,417

			40,876,929

Retail — 0.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	375	292,624
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	1,324	1,080,326
5.625%	04/15/53	775	773,824
5.750%	07/01/53	785	797,752
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	2,850	2,244,606

			5,189,132

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
2.972%(ff)	02/16/28	1,140	1,025,187

Semiconductors — 0.2%
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30	2,340	2,206,962
5.875%	09/15/33	1,730	1,714,811
6.750%	11/01/29	1,065	1,107,023

			5,028,796

Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
5.550%	02/06/53	2,025	1,961,990
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29(a)	980	909,240

			2,871,230

Telecommunications — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/31	1,770	1,493,798
3.500%	09/15/53	6,095	4,315,020
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	2,900	2,762,572
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	42,479
4.350%	05/01/49	180	141,045
Gtd. Notes, 144A
3.200%	03/15/27	860	797,322
3.800%	03/15/32(a)	1,340	1,164,728
4.550%	03/15/52(a)	4,136	3,319,401
T-Mobile USA, Inc.,
Gtd. Notes
3.875%	04/15/30	8,765	8,079,654

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
5.750%	01/15/54	2,400	$2,470,191
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	3,905	3,261,388
3.550%	03/22/51(a)	10,305	7,695,600

			35,543,198

Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	1,400	1,300,689

TOTAL CORPORATE BONDS (cost $519,387,755)			527,240,997

MUNICIPAL BONDS — 0.4%
California — 0.1%
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	235,476
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	225,661
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	146,255
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	144,903
7.625%	03/01/40	100	125,296
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	13,521

			891,112

Colorado — 0.2%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
4.480%	12/01/40	4,520	3,791,286

Florida — 0.1%
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	405	329,359
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	496,599

			825,958

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	322	366,401

Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	210	223,973

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	$256,581
Great Lakes Water Authority Sewage Disposal System Revenue,
Taxable, Revenue Bonds, Series A
3.056%	07/01/39	170	136,895

			393,476

New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	429,388
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	310,994
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds, Series 182
5.310%	08/01/46	50	48,986

			789,368

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	140,028

Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	130	119,931

South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	120	118,414

Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	387,637

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	229,976

TOTAL MUNICIPAL BONDS (cost $7,818,090)			8,277,560

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.0%
Angel Oak Mortgage Trust,
Series 2020-05, Class A1, 144A
1.373%(cc)	05/25/65	66	60,459
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	78	68,622
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	291,652
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	279	229,346
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	1,267	1,030,645

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	253	$206,317
Series 2021-03, Class A1, 144A
1.068%(cc)	05/25/66	1,148	932,175
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	2,160	1,668,699
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	1,950	1,616,971
COLT Mortgage Loan Trust,
Series 2020-03, Class A1, 144A
1.506%(cc)	04/27/65	173	159,995
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	03/25/42	1,613	1,619,537
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.467%(c)	12/25/42	1,305	1,312,707
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.367%(c)	01/25/43	2,762	2,772,214
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	118	115,646
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	687	578,860
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	55	49,665
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	144	113,651
Fannie Mae Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.150%(c)	02/25/30	29	29,300
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	1	134
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.167%(c)	10/25/33	220	215,796
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.465%(cc)	05/25/48	4,910	4,353,683
Freddie Mac REMIC,
Series 4623, Class MF, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
5.693%(c)	10/15/46	19	18,017
Series 4977, Class IO, IO
4.500%	05/25/50	1,144	221,726

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.645%(cc)	12/25/46	715	$681,845
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	233	207,573
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	193	178,391
Government National Mortgage Assoc.,
Series 2013-24, Class OI, IO
4.000%	02/20/43	159	19,479
Series 2013-82, Class IG, IO
3.500%	05/20/43	493	74,846
Series 2017-184, Class JH
3.000%	12/20/47	14	12,363
Series 2018-08, Class DA
3.000%	11/20/47	159	144,888
Series 2022-63, Class LM
3.500%	10/20/50	1,490	1,254,436
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
3.952%(cc)	07/25/44	25	24,982
Series 2020-INV01, Class A14, 144A
2.927%(cc)	10/25/50	1,254	1,053,104
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	1,673	1,292,606
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	1,721	1,329,592
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	527	464,465
Series 2020-INV01, Class A11, 144A, 1 Month LIBOR + 0.830% (Cap 6.000%, Floor 0.000%)
5.968%(c)	08/25/50	260	244,790
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	432	379,992
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	577	492,314
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	208	177,556
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	117	111,289
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	208	194,338
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	57	54,965
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51	135	104,167
OBX Trust,
Series 2019-EXP03, Class 2A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
6.250%(c)	10/25/59	19	18,890
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	58	50,628

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-EXP01, Class 2A2, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
6.100%(c)	02/25/60	28	$26,166
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	163	138,366
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.779%(cc)	08/25/47	1,239	1,126,027
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	65	58,355
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	508	468,100
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	69	66,450
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	720	654,657
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	119	111,386
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
6.150%(c)	10/25/59	522	515,985
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51	4,217	3,258,808
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	1,699	1,312,740
Verus Securitization Trust,
Series 2019-04, Class A3, 144A
3.000%	11/25/59	446	425,296
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59	403	384,381
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60	61	59,407
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60	405	379,814
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	134	112,245
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	595	497,851
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	1,034	813,255
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66	5,444	4,610,269
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	1,272	1,127,774

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $41,534,327)			42,380,648

SOVEREIGN BONDS — 0.3%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	196,636

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.550%	03/31/32	3,265	$2,956,098
Romanian Government International Bond (Romania),
Unsec’d. Notes, 144A
3.000%	02/27/27	4,050	3,661,200

TOTAL SOVEREIGN BONDS (cost $6,501,321)			6,813,934

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.5%
Federal Home Loan Mortgage Corp.
1.500%	04/01/37	1,644	1,418,180
2.000%	04/01/37	312	276,745
2.000%	05/01/37	112	99,069
2.000%	06/01/37	149	132,375
2.000%	06/01/37	291	258,002
2.000%	03/01/42	4,450	3,779,019
2.000%	06/01/50	421	346,953
2.000%	07/01/50	336	276,671
2.000%	02/01/51	7,848	6,436,794
2.000%	04/01/51	1,707	1,398,120
2.000%	05/01/51	57	46,652
2.000%	05/01/51	2,363	1,937,899
2.000%	05/01/51	4,239	3,470,521
2.000%	07/01/51	35	28,968
2.000%	12/01/51	3,340	2,728,181
2.000%	03/01/52	684	561,552
2.000%	03/01/52	1,545	1,261,819
2.000%	04/01/52	1,151	939,327
2.000%	05/01/52	356	291,742
2.500%	07/01/37	200	182,549
2.500%	07/01/37	576	524,538
2.500%	03/01/42	2,356	2,048,919
2.500%	07/01/50	297	254,765
2.500%	07/01/50	2,760	2,357,280
2.500%	10/01/50	459	391,924
2.500%	02/01/51	4,851	4,172,011
2.500%	05/01/51	266	227,951
2.500%	05/01/51	629	535,599
2.500%	06/01/51	131	111,212
2.500%	06/01/51	1,042	899,028
2.500%	07/01/51	357	305,164
2.500%	08/01/51	686	584,755
2.500%	08/01/51	2,129	1,809,456
2.500%	01/01/52	5,506	4,707,084
2.500%	02/01/52	172	145,933
2.500%	04/01/52	10,226	8,675,592
2.500%	05/01/52	14,466	12,272,189
2.500%	07/01/52	154	130,942
3.000%	01/01/27	6	5,334
3.000%	02/01/30	15	14,400
3.000%	05/01/30	358	344,173
3.000%	11/01/33	571	535,003
3.000%	02/01/34	570	533,342
3.000%	04/01/34	47	44,505
3.000%	03/01/35	126	118,392
3.000%	11/01/42	15	14,008
3.000%	01/01/43	19	16,854

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	02/01/43	6	$5,609
3.000%	02/01/43	13	11,835
3.000%	02/01/43	55	50,145
3.000%	03/01/43	51	46,328
3.000%	03/01/45	7	6,037
3.000%	04/01/45	61	54,771
3.000%	06/01/45	13	11,455
3.000%	06/01/45	91	81,931
3.000%	07/01/45	59	53,366
3.000%	02/01/47	759	680,208
3.000%	02/01/48	8	7,554
3.000%	09/01/49	670	600,577
3.000%	11/01/49	668	596,727
3.000%	02/01/50	254	226,455
3.000%	06/01/50	282	251,908
3.000%	08/01/50	1,208	1,079,535
3.000%	09/01/51	3,074	2,729,900
3.000%	11/01/51	2,049	1,806,480
3.000%	02/01/52	622	548,269
3.000%	03/01/52	633	557,701
3.000%	06/01/52	3,938	3,473,940
3.000%	08/01/52	2,672	2,375,975
3.500%	06/01/33	38	36,467
3.500%	02/01/34	84	80,344
3.500%	03/01/42	1	1,342
3.500%	04/01/42	11	10,116
3.500%	04/01/42	110	103,039
3.500%	08/01/42	16	15,262
3.500%	08/01/42	22	20,430
3.500%	08/01/42	109	101,735
3.500%	09/01/42	3	2,869
3.500%	09/01/42	27	24,844
3.500%	09/01/42	156	144,685
3.500%	10/01/42	4	3,406
3.500%	10/01/42	40	37,610
3.500%	11/01/42	19	17,501
3.500%	12/01/42	243	227,389
3.500%	01/01/43	188	176,101
3.500%	04/01/43	5	4,853
3.500%	04/01/43	23	21,318
3.500%	04/01/43	145	135,807
3.500%	05/01/43	418	390,174
3.500%	07/01/43	29	26,568
3.500%	10/01/43	49	45,418
3.500%	01/01/44	247	231,584
3.500%	03/01/44	318	296,332
3.500%	03/01/45	123	114,086
3.500%	05/01/45	134	124,776
3.500%	06/01/45	27	25,119
3.500%	06/01/45	182	169,319
3.500%	03/01/46	112	104,768
3.500%	12/01/46	1,368	1,272,151
3.500%	01/01/48	2,629	2,429,254
3.500%	03/01/48	1,017	938,988
3.500%	10/01/49	52	48,047
3.500%	12/01/49	136	125,628
3.500%	01/01/50	1,034	953,281
3.500%	02/01/50	2,889	2,691,884

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	05/01/51	2,200	$2,014,405
4.000%	06/01/33	96	93,584
4.000%	10/01/34	37	35,816
4.000%	08/01/37	1,640	1,585,427
4.000%	05/01/38	202	194,485
4.000%	09/01/40	1	784
4.000%	10/01/40	2	2,088
4.000%	10/01/40	4	3,902
4.000%	10/01/40	12	11,091
4.000%	11/01/40	5	4,918
4.000%	12/01/40	2	1,752
4.000%	12/01/40	131	126,103
4.000%	12/01/40	273	260,990
4.000%	12/01/40	382	368,070
4.000%	02/01/41	14	13,340
4.000%	02/01/41	75	72,580
4.000%	04/01/41	504	485,096
4.000%	10/01/41	28	27,219
4.000%	10/01/41	89	85,488
4.000%	12/01/41	63	60,221
4.000%	02/01/42	204	195,886
4.000%	03/01/42	6	5,990
4.000%	04/01/42	2	2,207
4.000%	04/01/42	8	7,653
4.000%	04/01/42	23	22,214
4.000%	04/01/42	53	50,693
4.000%	06/01/42	9	8,210
4.000%	07/01/42	474	455,979
4.000%	09/01/42	33	31,510
4.000%	11/01/42	224	215,324
4.000%	05/01/43	36	34,347
4.000%	09/01/43	145	139,584
4.000%	02/01/45	72	69,294
4.000%	05/01/45	25	24,494
4.000%	11/01/45	45	43,427
4.000%	01/01/46	1,548	1,490,174
4.000%	04/01/46	4	3,389
4.000%	04/01/46	8	8,059
4.000%	04/01/46	153	145,727
4.000%	10/01/47	3	2,523
4.000%	04/01/48	4	4,215
4.000%	06/01/48	124	118,443
4.000%	01/01/50	43	40,548
4.000%	02/01/50	2,404	2,295,048
4.500%	09/01/37	167	163,558
4.500%	05/01/39	39	38,358
4.500%	05/01/39	40	39,084
4.500%	06/01/39	24	23,470
4.500%	08/01/39	170	168,550
4.500%	09/01/39	12	12,148
4.500%	10/01/39	5	4,657
4.500%	10/01/39	11	11,328
4.500%	10/01/39	63	62,457
4.500%	10/01/39	228	225,340
4.500%	10/01/39	519	513,521
4.500%	12/01/39	16	16,263
4.500%	03/01/40	33	32,423
4.500%	05/01/40	22	21,569

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	08/01/40	36		$35,953
4.500%	08/01/40	57		56,742
4.500%	10/01/40	44		43,690
4.500%	11/01/40	30		29,658
4.500%	01/01/41	57		56,671
4.500%	02/01/41	7		6,619
4.500%	02/01/41	9		9,216
4.500%	02/01/41	9		9,381
4.500%	02/01/41	20		20,063
4.500%	03/01/41	45		44,640
4.500%	04/01/41	70		69,484
4.500%	04/01/41	128		126,822
4.500%	10/01/41	393		388,534
4.500%	01/01/42	20		19,831
4.500%	05/01/42	21		21,059
4.500%	03/01/44	6		5,537
4.500%	03/01/44	17		16,559
4.500%	03/01/44	19		18,498
4.500%	12/01/48	346		340,005
4.500%	05/01/50	140		136,443
4.500%	12/01/52	219		210,927
5.000%	07/01/25	—(r	)	2
5.000%	07/01/33	—(r	)	241
5.000%	11/01/33	2		1,573
5.000%	11/01/33	2		1,715
5.000%	11/01/33	2		2,369
5.000%	11/01/33	3		3,037
5.000%	07/01/35	499		502,974
5.000%	11/01/35	74		74,533
5.000%	12/01/35	1		825
5.000%	09/01/39	2		2,499
5.000%	04/01/40	4		3,862
5.000%	04/01/40	33		33,657
5.000%	06/01/40	34		34,083
5.000%	07/01/40	4		3,757
5.000%	07/01/40	23		22,720
5.000%	08/01/40	14		14,604
5.000%	08/01/40	39		39,587
5.000%	08/01/40	115		115,976
5.000%	06/01/41	65		65,445
5.000%	07/01/41	4		4,142
5.000%	07/01/41	6		5,852
5.000%	07/01/41	16		16,076
5.000%	07/01/41	22		21,795
5.000%	11/01/52	2,411		2,363,984
5.500%	03/01/34	17		16,979
5.500%	07/01/35	11		11,049
5.500%	06/01/36	19		19,076
5.500%	01/01/38	312		320,180
5.500%	06/01/41	112		115,229
6.000%	10/01/32	—(r	)	59
6.000%	03/01/33	3		3,268
6.000%	12/01/33	8		8,268
6.000%	12/01/33	91		93,582
6.000%	06/01/37	1		600
6.000%	01/01/38	4		3,679
6.000%	07/01/38	2		2,324
6.000%	08/01/38	5		4,926

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	08/01/36	6		$6,084
6.500%	09/01/39	15		15,426
7.000%	06/01/32	1		505
7.000%	06/01/32	1		678
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.278%, Floor 2.250%)
4.782%(c)	10/01/36	1		561
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.382%, Floor 1.625%)
4.850%(c)	04/01/37	15		14,237
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.850%, Floor 1.725%)
3.975%(c)	07/01/35	—(r	)	367
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.056%, Floor 1.733%)
4.108%(c)	02/01/37	7		6,569
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 10.072%, Floor 1.750%)
4.127%(c)	02/01/35	2		1,576
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.270%, Floor 1.750%)
4.000%(c)	07/01/41	92		91,380
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.505%, Floor 1.750%)
4.000%(c)	12/01/40	48		47,706
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.785%, Floor 1.785%)
4.035%(c)	02/01/37	—(r	)	377
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.823% (Cap 10.019%, Floor 1.823%)
4.072%(c)	03/01/36	2		1,886
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.827% (Cap 10.742%, Floor 1.827%)
4.201%(c)	02/01/37	2		2,127
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.842% (Cap 10.845%, Floor 1.842%)
4.091%(c)	01/01/37	3		2,777
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.910% (Cap 7.646%, Floor 1.910%)
4.240%(c)	10/01/42	13		12,965
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.930% (Cap 10.966%, Floor 1.930%)
4.187%(c)	12/01/36	1		595
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.030% (Cap 11.127%, Floor 2.030%)
4.276%(c)	11/01/36	2		2,211
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.220% (Cap 11.100%, Floor 2.220%)
4.558%(c)	02/01/37	2		2,065
Federal National Mortgage Assoc.
1.500%	04/01/37	3,153		2,720,251
1.500%	05/01/37	3,066		2,644,908
1.500%	05/01/37	4,996		4,310,325
1.500%	01/01/42	3,252		2,632,654
2.000%	TBA	54,505		44,444,995
2.000%	TBA	15,805		14,004,712
2.000%	07/01/28	5		4,731
2.000%	04/01/37	6,107		5,413,893

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	05/01/37	873	$773,717
2.000%	06/01/37	84	74,388
2.000%	08/01/37	1,091	966,870
2.000%	04/01/42	5,178	4,396,738
2.000%	07/01/50	129	106,539
2.000%	08/01/50	1,455	1,197,948
2.000%	10/01/50	187	154,554
2.000%	10/01/50	1,425	1,173,230
2.000%	11/01/50	109	89,706
2.000%	01/01/51	14,457	11,889,121
2.000%	02/01/51	8,380	6,868,753
2.000%	03/01/51	9,130	7,480,989
2.000%	05/01/51	55	45,196
2.000%	05/01/51	17,662	14,462,038
2.000%	07/01/51	26	21,683
2.000%	07/01/51	53	43,817
2.000%	07/01/51	56	46,369
2.000%	12/01/51	8,536	6,974,412
2.000%	02/01/52	2,230	1,822,256
2.000%	02/01/52	2,852	2,330,242
2.000%	02/01/52	3,033	2,490,643
2.000%	02/01/52	5,655	4,613,194
2.000%	02/01/52	11,289	9,216,085
2.000%	03/01/52	1,330	1,090,858
2.000%	03/01/52	19,352	15,792,551
2.000%	04/01/52	355	289,679
2.000%	04/01/52	1,699	1,386,208
2.500%	TBA	50,015	42,407,250
2.500%	11/01/29	9	8,336
2.500%	05/01/30	14	13,421
2.500%	01/01/31	69	64,210
2.500%	11/01/34	2,306	2,137,322
2.500%	03/01/37	1,153	1,049,296
2.500%	03/01/37	8,482	7,729,272
2.500%	04/01/37	883	797,424
2.500%	04/01/37	2,407	2,190,722
2.500%	10/01/37	108	97,217
2.500%	07/01/50	1,702	1,457,623
2.500%	09/01/50	1,198	1,029,261
2.500%	01/01/51	652	557,924
2.500%	02/01/51	654	558,397
2.500%	05/01/51	256	218,584
2.500%	05/01/51	325	278,214
2.500%	05/01/51	420	359,298
2.500%	05/01/51	4,345	3,700,328
2.500%	06/01/51	641	549,711
2.500%	06/01/51	1,136	980,130
2.500%	07/01/51	987	839,722
2.500%	08/01/51	195	165,650
2.500%	08/01/51	219	186,662
2.500%	08/01/51	536	457,931
2.500%	08/01/51	2,562	2,187,918
2.500%	08/01/51	6,310	5,370,527
2.500%	10/01/51	4,467	3,796,013
2.500%	10/01/51	5,345	4,542,449
2.500%	01/01/52	92	77,875
2.500%	01/01/52	2,817	2,407,092
2.500%	01/01/52	7,884	6,696,060

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	02/01/52	233	$198,950
2.500%	02/01/52	1,357	1,152,677
2.500%	03/01/52	184	157,036
2.500%	03/01/52	481	412,823
3.000%	TBA	21,280	18,727,231
3.000%	01/01/27	70	67,624
3.000%	08/01/27	6	5,420
3.000%	08/01/27	6	5,757
3.000%	10/01/27	18	17,105
3.000%	11/01/27	6	5,369
3.000%	12/01/27	3	2,699
3.000%	12/01/27	11	10,272
3.000%	01/01/28	10	9,724
3.000%	02/01/28	8	7,841
3.000%	03/01/28	11	10,042
3.000%	04/01/28	9	8,015
3.000%	05/01/28	11	10,243
3.000%	06/01/28	10	9,169
3.000%	06/01/28	56	53,789
3.000%	07/01/28	11	10,251
3.000%	08/01/28	12	10,984
3.000%	09/01/28	12	11,511
3.000%	10/01/28	8	7,181
3.000%	11/01/28	209	199,034
3.000%	01/01/29	9	8,384
3.000%	02/01/29	204	193,715
3.000%	03/01/29	15	14,325
3.000%	03/01/30	31	29,695
3.000%	12/01/32	88	82,999
3.000%	03/01/33	33	31,237
3.000%	06/01/33	2	2,180
3.000%	09/01/33	6	5,905
3.000%	12/01/34	35	32,716
3.000%	12/01/34	119	111,873
3.000%	01/01/35	30	28,016
3.000%	01/01/35	202	189,535
3.000%	05/01/35	3,470	3,247,336
3.000%	06/01/35	433	404,973
3.000%	11/01/36	16	15,042
3.000%	11/01/36	64	58,825
3.000%	12/01/36	19	17,498
3.000%	01/01/40	2,342	2,137,509
3.000%	02/01/40	366	334,097
3.000%	04/01/40	148	135,401
3.000%	04/01/40	4,099	3,700,297
3.000%	09/01/42	185	166,863
3.000%	10/01/42	162	145,849
3.000%	10/01/42	444	401,110
3.000%	11/01/42	100	90,639
3.000%	11/01/42	103	92,822
3.000%	01/01/43	19	17,209
3.000%	01/01/43	90	81,688
3.000%	02/01/43	4	3,163
3.000%	02/01/43	5	4,298
3.000%	02/01/43	10	9,059
3.000%	02/01/43	17	15,704
3.000%	02/01/43	21	18,864
3.000%	02/01/43	77	69,880

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	02/01/43	138	$124,304
3.000%	03/01/43	113	102,362
3.000%	04/01/43	5	4,961
3.000%	04/01/43	1,887	1,703,390
3.000%	05/01/43	1	744
3.000%	05/01/43	9	8,249
3.000%	05/01/43	14	12,793
3.000%	05/01/43	25	22,843
3.000%	05/01/43	42	37,610
3.000%	05/01/43	71	63,753
3.000%	05/01/43	300	270,718
3.000%	07/01/43	87	78,898
3.000%	08/01/43	32	28,509
3.000%	08/01/43	285	256,307
3.000%	09/01/43	436	393,633
3.000%	02/01/44	36	32,930
3.000%	12/01/44	2	2,147
3.000%	05/01/45	88	79,696
3.000%	08/01/45	212	191,508
3.000%	05/01/46	2,214	1,992,822
3.000%	06/01/46	433	390,586
3.000%	08/01/46	176	158,871
3.000%	09/01/46	21	19,071
3.000%	10/01/46	96	86,282
3.000%	11/01/46	70	62,824
3.000%	11/01/46	77	69,082
3.000%	11/01/46	95	85,387
3.000%	11/01/46	255	228,114
3.000%	11/01/46	382	342,161
3.000%	11/01/46	722	646,572
3.000%	11/01/46	2,633	2,377,313
3.000%	11/01/46	3,498	3,141,851
3.000%	12/01/46	50	45,115
3.000%	12/01/46	81	72,400
3.000%	12/01/46	81	72,746
3.000%	12/01/46	83	74,705
3.000%	12/01/46	463	414,264
3.000%	01/01/47	57	51,042
3.000%	01/01/47	2,026	1,815,324
3.000%	02/01/47	117	105,264
3.000%	06/01/47	735	658,215
3.000%	03/01/48	14	12,836
3.000%	08/01/49	661	592,308
3.000%	11/01/49	155	137,558
3.000%	02/01/50	159	141,363
3.000%	02/01/50	273	243,607
3.000%	03/01/50	716	635,087
3.000%	05/01/50	29	25,822
3.000%	05/01/50	10,902	9,714,464
3.000%	07/01/50	138	122,807
3.000%	07/01/50	262	233,034
3.000%	08/01/50	517	457,270
3.000%	08/01/50	781	691,864
3.000%	09/01/50	29	25,877
3.000%	10/01/50	1,429	1,266,509
3.000%	10/01/51	63	55,758
3.000%	12/01/51	180	158,782
3.000%	02/01/52	625	551,114

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	03/01/52	710		$626,402
3.500%	TBA	16,275		14,829,958
3.500%	07/01/30	24		22,704
3.500%	08/01/30	118		113,383
3.500%	07/01/32	337		323,594
3.500%	08/01/32	99		95,126
3.500%	12/01/33	1,619		1,548,699
3.500%	01/01/34	4		4,053
3.500%	01/01/34	7		7,092
3.500%	01/01/34	16		15,527
3.500%	01/01/34	26		24,564
3.500%	05/01/34	667		639,484
3.500%	07/01/34	30		28,852
3.500%	07/01/34	90		85,550
3.500%	08/01/34	112		106,632
3.500%	02/01/35	79		74,913
3.500%	09/01/37	57		53,952
3.500%	06/01/38	23		22,002
3.500%	10/01/41	6		5,485
3.500%	12/01/41	49		45,789
3.500%	06/01/42	82		75,932
3.500%	06/01/42	172		160,084
3.500%	07/01/42	23		21,705
3.500%	07/01/42	95		88,032
3.500%	08/01/42	213		196,171
3.500%	09/01/42	380		352,805
3.500%	10/01/42	345		320,286
3.500%	11/01/42	54		50,965
3.500%	01/01/43	59		55,266
3.500%	01/01/43	399		370,483
3.500%	04/01/43	42		38,809
3.500%	05/01/43	561		523,859
3.500%	06/01/43	11		10,392
3.500%	06/01/43	231		215,595
3.500%	06/01/43	242		226,091
3.500%	07/01/43	32		30,025
3.500%	07/01/43	67		62,166
3.500%	07/01/43	90		83,804
3.500%	07/01/43	134		125,385
3.500%	07/01/43	340		318,188
3.500%	08/01/43	59		55,426
3.500%	08/01/43	66		61,425
3.500%	08/01/43	70		65,653
3.500%	09/01/43	32		29,666
3.500%	03/01/44	388		362,441
3.500%	07/01/44	37		34,612
3.500%	04/01/45	—(r	)	393
3.500%	04/01/45	12		10,816
3.500%	04/01/45	48		44,606
3.500%	05/01/45	35		32,543
3.500%	07/01/45	68		62,999
3.500%	09/01/45	67		62,276
3.500%	11/01/45	14		12,730
3.500%	11/01/45	41		37,733
3.500%	12/01/45	124		115,058
3.500%	12/01/45	942		881,091
3.500%	12/01/45	3,735		3,473,307
3.500%	01/01/46	25		23,497

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/01/46	350	$325,229
3.500%	01/01/46	376	349,602
3.500%	05/01/46	129	119,510
3.500%	06/01/46	448	416,626
3.500%	02/01/47	13	12,021
3.500%	02/01/47	2,204	2,060,316
3.500%	08/01/47	58	53,466
3.500%	09/01/47	28	25,877
3.500%	10/01/47	119	110,196
3.500%	11/01/47	34	31,115
3.500%	12/01/47	4	3,707
3.500%	01/01/48	159	148,175
3.500%	02/01/48	21	19,952
3.500%	02/01/48	687	633,926
3.500%	12/01/48	1,345	1,242,342
3.500%	06/01/49	658	606,907
3.500%	06/01/49	2,394	2,230,748
3.500%	06/01/49	2,798	2,582,199
3.500%	10/01/49	115	107,617
3.500%	05/01/50	165	151,668
3.500%	07/01/50	1,362	1,258,518
3.500%	08/01/50	175	161,091
4.000%	TBA	14,225	13,348,718
4.000%	11/01/31	23	22,324
4.000%	07/01/35	895	866,098
4.000%	11/01/40	38	36,246
4.000%	11/01/40	279	268,672
4.000%	12/01/40	359	340,414
4.000%	01/01/41	43	41,557
4.000%	01/01/41	228	218,896
4.000%	02/01/41	12	12,003
4.000%	02/01/41	25	23,835
4.000%	02/01/41	33	31,491
4.000%	02/01/41	53	50,174
4.000%	02/01/41	139	133,416
4.000%	02/01/41	472	454,088
4.000%	03/01/41	363	349,242
4.000%	04/01/41	122	117,227
4.000%	10/01/41	145	139,429
4.000%	11/01/41	124	118,744
4.000%	01/01/42	11	10,361
4.000%	01/01/42	167	160,837
4.000%	01/01/42	177	169,734
4.000%	02/01/42	21	20,440
4.000%	02/01/42	124	118,972
4.000%	02/01/42	187	180,244
4.000%	08/01/42	474	457,689
4.000%	01/01/43	9	8,331
4.000%	10/01/43	82	78,398
4.000%	03/01/44	122	117,352
4.000%	05/01/45	87	83,580
4.000%	06/01/45	161	152,000
4.000%	07/01/45	44	42,012
4.000%	09/01/45	83	78,718
4.000%	09/01/45	1,597	1,535,717
4.000%	10/01/45	46	43,277
4.000%	10/01/45	5,068	4,873,113
4.000%	11/01/45	5	4,699

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	12/01/45	78	$73,730
4.000%	01/01/46	32	30,738
4.000%	03/01/46	11	10,575
4.000%	03/01/46	281	270,012
4.000%	03/01/46	318	305,361
4.000%	07/01/46	32	30,311
4.000%	09/01/46	74	69,771
4.000%	12/01/46	5	4,523
4.000%	02/01/47	1,758	1,679,106
4.000%	08/01/47	841	803,302
4.000%	10/01/47	56	53,024
4.000%	12/01/47	56	53,183
4.000%	10/01/48	1,123	1,075,120
4.000%	12/01/49	346	328,594
4.000%	10/01/51	898	850,201
4.000%	08/01/52	258	242,183
4.000%	09/01/52	1,162	1,091,021
4.500%	TBA	8,735	8,397,884
4.500%	09/01/35	11	11,213
4.500%	03/01/39	83	81,725
4.500%	06/01/39	42	41,632
4.500%	08/01/39	112	110,083
4.500%	09/01/39	129	127,438
4.500%	11/01/39	37	36,759
4.500%	12/01/39	193	189,883
4.500%	12/01/39	441	435,696
4.500%	03/01/40	5	4,486
4.500%	04/01/40	299	294,192
4.500%	07/01/40	31	31,016
4.500%	08/01/40	24	23,224
4.500%	09/01/40	341	336,120
4.500%	10/01/40	13	12,921
4.500%	11/01/40	503	495,616
4.500%	12/01/40	36	35,908
4.500%	12/01/40	56	55,619
4.500%	12/01/40	246	243,209
4.500%	02/01/41	56	55,425
4.500%	02/01/41	59	58,371
4.500%	02/01/41	91	89,687
4.500%	02/01/41	152	150,178
4.500%	04/01/41	492	485,504
4.500%	05/01/41	6	5,723
4.500%	05/01/41	13	12,516
4.500%	05/01/41	455	447,881
4.500%	06/01/41	38	37,577
4.500%	06/01/41	39	38,843
4.500%	08/01/41	6	6,308
4.500%	10/01/41	6	5,703
4.500%	10/01/41	10	9,541
4.500%	11/01/41	7	7,349
4.500%	11/01/41	150	148,074
4.500%	04/01/42	64	63,353
4.500%	08/01/42	14	14,230
4.500%	09/01/42	11	10,999
4.500%	09/01/42	22	21,800
4.500%	10/01/42	86	84,943
4.500%	09/01/43	24	23,707
4.500%	11/01/43	20	19,411

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	01/01/44	14		$14,188
4.500%	01/01/44	41		39,854
4.500%	04/01/44	22		22,056
4.500%	06/01/44	26		25,743
4.500%	10/01/44	81		79,019
4.500%	02/01/45	19		18,776
4.500%	02/01/45	42		40,792
4.500%	10/01/45	51		50,131
4.500%	02/01/46	66		65,655
4.500%	03/01/46	14		14,148
4.500%	03/01/46	69		68,457
4.500%	06/01/46	12		11,362
4.500%	07/01/46	49		47,799
4.500%	11/01/46	26		25,408
4.500%	12/01/46	51		49,794
4.500%	01/01/47	9		8,786
4.500%	01/01/47	15		14,329
4.500%	02/01/47	25		24,465
4.500%	05/01/47	101		99,840
4.500%	11/01/47	778		766,453
4.500%	08/01/48	162		158,812
4.500%	12/01/48	592		578,990
4.500%	09/01/49	2,825		2,769,852
4.500%	11/01/49	5		5,173
4.500%	01/01/50	127		123,751
4.500%	05/01/50	131		127,738
4.500%	07/01/52	615		591,412
4.500%	08/01/52	1,657		1,593,023
4.500%	10/01/52	571		549,011
5.000%	TBA	13,830		13,551,239
5.000%	09/01/23	2		2,457
5.000%	01/01/24	1		915
5.000%	06/01/24	—(r	)	448
5.000%	09/01/25	1		1,301
5.000%	10/01/33	6		5,733
5.000%	11/01/33	1		1,401
5.000%	11/01/33	1		1,479
5.000%	04/01/34	3		3,264
5.000%	07/01/34	4		3,657
5.000%	10/01/34	2		2,056
5.000%	03/01/35	156		157,327
5.000%	04/01/35	18		18,216
5.000%	04/01/35	174		174,958
5.000%	05/01/35	20		20,247
5.000%	06/01/35	5		5,472
5.000%	06/01/35	10		9,797
5.000%	06/01/35	21		21,129
5.000%	07/01/35	1		1,189
5.000%	07/01/35	4		3,838
5.000%	07/01/35	5		5,182
5.000%	09/01/35	13		13,274
5.000%	10/01/35	32		32,297
5.000%	10/01/35	135		136,397
5.000%	10/01/35	283		284,986
5.000%	03/01/36	49		49,326
5.000%	12/01/36	4		4,524
5.000%	12/01/36	175		176,496
5.000%	07/01/37	3		3,215

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	07/01/37	473	$476,211
5.000%	02/01/38	17	17,560
5.000%	05/01/38	120	120,996
5.000%	06/01/39	15	15,308
5.000%	06/01/39	71	71,862
5.000%	06/01/40	56	56,304
5.000%	06/01/40	69	69,712
5.000%	08/01/40	109	109,462
5.000%	04/01/41	216	217,198
5.000%	06/01/41	14	14,000
5.000%	06/01/41	35	34,899
5.000%	07/01/41	86	86,185
5.000%	08/01/41	7	7,087
5.000%	09/01/41	90	90,351
5.000%	01/01/42	121	121,822
5.000%	02/01/42	48	48,827
5.000%	05/01/42	76	76,146
5.000%	07/01/42	167	168,366
5.000%	11/01/44	220	221,927
5.000%	07/01/45	589	592,804
5.000%	12/01/47	1,127	1,135,107
5.000%	02/01/49	629	628,285
5.000%	08/01/52	1,018	997,687
5.000%	10/01/52	52	51,294
5.274%	08/01/41	55	54,674
5.500%	TBA	16,535	16,454,909
5.500%	04/01/34	3	3,180
5.500%	09/01/34	66	67,828
5.500%	11/01/34	5	5,227
5.500%	12/01/34	19	19,535
5.500%	02/01/35	7	7,076
5.500%	04/01/35	12	12,438
5.500%	11/01/35	13	12,854
5.500%	11/01/35	64	65,560
5.500%	12/01/35	17	17,130
5.500%	12/01/35	81	83,219
5.500%	01/01/36	2	2,395
5.500%	01/01/36	19	19,769
5.500%	03/01/36	3	2,708
5.500%	03/01/36	4	3,788
5.500%	05/01/36	80	82,016
5.500%	05/01/36	161	164,823
5.500%	07/01/36	364	373,002
5.500%	11/01/36	1	1,463
5.500%	08/01/37	4	4,070
5.500%	08/01/37	18	17,978
5.500%	08/01/37	24	24,826
5.500%	08/01/37	97	99,744
5.500%	08/01/37	169	172,197
5.500%	08/01/37	183	187,404
5.500%	09/01/37	65	66,446
5.500%	02/01/38	25	25,274
5.500%	02/01/38	160	164,414
5.500%	09/01/38	94	96,401
5.500%	04/01/39	51	52,559
5.500%	05/01/39	52	53,213
5.500%	03/01/40	100	102,839
5.500%	09/01/41	1	656

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	09/01/41	152		$156,377
6.000%	TBA	6,350		6,406,059
6.000%	11/01/32	4		4,075
6.000%	03/01/33	4		4,129
6.000%	04/01/33	4		3,831
6.000%	02/01/34	95		96,973
6.000%	08/01/34	3		3,333
6.000%	11/01/34	3		2,786
6.000%	11/01/34	176		182,461
6.000%	04/01/35	3		3,497
6.000%	04/01/35	4		3,726
6.000%	11/01/35	31		31,607
6.000%	12/01/35	6		5,895
6.000%	02/01/36	219		226,967
6.000%	04/01/36	—(r	)	19
6.000%	05/01/36	50		52,043
6.000%	05/01/36	66		68,523
6.000%	06/01/36	7		6,919
6.000%	09/01/36	6		6,624
6.000%	09/01/36	465		480,976
6.000%	11/01/36	13		13,868
6.000%	12/01/36	2		2,344
6.000%	01/01/37	—(r	)	39
6.000%	01/01/37	6		6,007
6.000%	02/01/37	4		4,606
6.000%	02/01/37	54		56,045
6.000%	03/01/37	24		24,934
6.000%	03/01/37	147		152,608
6.000%	03/01/37	371		384,918
6.000%	05/01/37	—(r	)	109
6.000%	05/01/37	3		3,114
6.000%	06/01/37	7		6,997
6.000%	08/01/37	52		53,881
6.000%	08/01/37	287		297,385
6.000%	10/01/37	5		5,021
6.000%	02/01/38	22		22,738
6.000%	03/01/38	212		219,862
6.000%	04/01/38	8		8,209
6.000%	05/01/38	52		53,615
6.000%	08/01/38	7		6,890
6.000%	09/01/38	10		10,461
6.000%	10/01/38	46		47,242
6.000%	12/01/38	2		2,248
6.000%	04/01/39	3		3,376
6.000%	06/01/39	55		56,773
6.000%	09/01/39	253		262,509
6.000%	10/01/39	69		71,976
6.000%	01/01/40	3		2,903
6.000%	02/01/40	33		34,406
6.000%	10/01/40	59		60,867
6.000%	07/01/41	47		48,511
6.000%	12/01/52	1,338		1,351,953
6.000%	01/01/53	3,184		3,257,473
6.000%	02/01/53	3,382		3,459,818
6.500%	TBA	6,480		6,616,181
6.500%	07/01/32	2		1,831
6.500%	07/01/32	16		16,670
6.500%	07/01/32	28		28,721

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	12/01/32	3		$2,889
6.500%	12/01/32	7		6,973
6.500%	07/01/35	8		8,011
6.500%	12/01/35	68		70,686
6.500%	07/01/36	1		1,141
6.500%	07/01/36	248		258,182
6.500%	08/01/36	11		11,696
6.500%	08/01/36	47		48,286
6.500%	08/01/36	58		59,631
6.500%	09/01/36	28		28,455
6.500%	09/01/36	113		117,005
6.500%	10/01/36	3		3,063
6.500%	10/01/36	54		56,725
6.500%	11/01/36	3		2,883
6.500%	11/01/36	5		5,200
6.500%	12/01/36	1		1,354
6.500%	10/01/37	2		1,819
6.500%	10/01/37	46		48,652
6.500%	10/01/37	185		194,898
6.500%	08/01/38	19		20,160
6.500%	06/01/39	14		14,583
6.500%	10/01/39	68		71,339
6.500%	05/01/40	63		65,624
6.500%	05/01/40	76		80,052
6.684%	02/01/39	23		23,350
7.000%	01/01/31	—(r	)	69
7.000%	04/01/32	—(r	)	55
7.000%	04/01/37	16		15,623
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.165%, Floor 1.340%)
3.590%(c)	12/01/35	2		1,552
Federal National Mortgage Assoc., 12 Month LIBOR + 1.553% (Cap 9.886%, Floor 1.553%)
3.807%(c)	07/01/35	1		1,068
Federal National Mortgage Assoc., 12 Month LIBOR + 1.584% (Cap 10.387%, Floor 1.584%)
3.834%(c)	12/01/35	4		4,254
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 11.030%, Floor 1.655%)
3.905%(c)	08/01/37	1		916
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.515%, Floor 1.700%)
3.950%(c)	11/01/37	8		8,322
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.702%, Floor 1.800%)
4.055%(c)	01/01/42	38		37,772
Federal National Mortgage Assoc., 12 Month LIBOR + 1.803% (Cap 8.522%, Floor 1.803%)
4.069%(c)	12/01/40	67		67,611
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.670%, Floor 1.818%)
4.304%(c)	02/01/42	11		10,981
Federal National Mortgage Assoc., 12 Month LIBOR + 1.869% (Cap 11.075%, Floor 1.869%)
4.119%(c)	08/01/36	3		2,612
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.733%, Floor 1.892%)
4.142%(c)	12/01/35	1		1,399

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Assoc.
1.500%	12/20/36	342	$293,117
1.500%	01/20/37	438	376,156
1.500%	02/20/37	861	738,793
1.500%	05/20/37	739	633,803
2.000%	TBA	2,030	1,706,072
2.000%	03/20/51	2,634	2,221,562
2.000%	07/20/51	8,842	7,455,671
2.000%	08/20/51	12,990	10,928,879
2.000%	01/20/52	6,298	5,294,006
2.000%	03/20/52	2,898	2,435,000
2.500%	TBA	2,465	2,134,343
2.500%	08/20/50	1,534	1,328,925
2.500%	08/20/51	1,629	1,412,276
2.500%	10/20/51	19,294	16,718,415
2.500%	11/20/51	3,512	3,040,732
2.500%	12/20/51	3,759	3,255,883
2.500%	03/20/52	1,548	1,340,199
3.000%	10/15/42	17	15,409
3.000%	12/15/42	6	5,422
3.000%	05/15/43	15	13,764
3.000%	06/15/43	2	1,595
3.000%	07/15/43	34	31,147
3.000%	08/20/43	397	363,295
3.000%	09/20/43	376	343,647
3.000%	01/20/44	40	36,867
3.000%	02/20/44	134	122,937
3.000%	05/20/45	2,286	2,083,671
3.000%	10/20/45	148	134,867
3.000%	05/20/46	61	55,189
3.000%	05/20/46	130	116,637
3.000%	05/20/46	375	341,012
3.000%	06/20/46	93	84,766
3.000%	06/20/46	303	272,016
3.000%	07/20/46	86	77,087
3.000%	07/20/46	131	118,059
3.000%	07/20/46	180	162,159
3.000%	07/20/46	182	165,545
3.000%	07/20/46	382	343,570
3.000%	07/20/46	403	362,780
3.000%	08/20/46	105	94,658
3.000%	08/20/46	169	151,784
3.000%	08/20/46	169	152,330
3.000%	09/20/46	88	79,089
3.000%	09/20/46	95	85,165
3.000%	09/20/46	102	93,001
3.000%	10/20/46	3,191	2,894,986
3.000%	11/20/46	822	745,971
3.000%	08/20/49	239	210,578
3.000%	10/20/49	533	466,561
3.000%	12/20/49	7	6,483
3.000%	01/20/50	11	9,932
3.000%	04/20/50	136	122,379
3.000%	05/20/50	1,043	918,756
3.000%	07/20/50	154	138,862
3.000%	07/20/50	250	217,822
3.000%	05/20/51	1,183	1,062,138
3.000%	06/20/51	923	828,530

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	07/20/51	5,069	$4,549,461
3.000%	10/20/51	4,256	3,816,015
3.000%	06/20/52	1,789	1,600,214
3.500%	01/15/42	4	4,203
3.500%	03/20/42	11	10,052
3.500%	05/20/42	16	15,010
3.500%	06/20/42	182	171,513
3.500%	08/20/42	306	287,907
3.500%	11/20/42	6	5,968
3.500%	12/20/42	161	151,163
3.500%	01/20/43	32	30,081
3.500%	02/20/43	11	9,951
3.500%	03/20/43	395	366,875
3.500%	03/20/43	1,841	1,736,595
3.500%	04/20/43	51	48,379
3.500%	05/20/43	203	191,351
3.500%	08/20/43	12	10,961
3.500%	09/20/43	41	38,588
3.500%	10/15/43	17	16,242
3.500%	11/15/43	483	455,406
3.500%	03/20/44	1	1,410
3.500%	10/20/44	61	57,131
3.500%	02/15/45	74	69,816
3.500%	02/20/45	192	180,074
3.500%	07/20/45	116	108,804
3.500%	10/20/45	7	6,550
3.500%	02/20/46	23	21,600
3.500%	03/20/46	882	825,933
3.500%	04/20/46	11	10,230
3.500%	05/20/46	4	3,303
3.500%	05/20/46	4	3,533
3.500%	05/20/46	6	6,072
3.500%	05/20/46	7	6,975
3.500%	05/20/46	8	7,850
3.500%	05/20/46	11	10,205
3.500%	06/20/46	7	6,655
3.500%	06/20/46	8	7,410
3.500%	06/20/46	8	7,438
3.500%	06/20/46	8	7,854
3.500%	06/20/46	32	30,321
3.500%	06/20/46	2,199	2,062,471
3.500%	07/20/46	199	186,728
3.500%	07/20/46	643	602,487
3.500%	09/20/46	203	190,061
3.500%	10/20/46	2,327	2,179,551
3.500%	11/20/46	114	106,907
3.500%	04/20/47	43	40,103
3.500%	07/20/47	64	59,699
3.500%	12/20/47	1,717	1,608,520
3.500%	02/20/48	70	65,401
3.500%	02/20/48	96	89,357
3.500%	12/20/49	1	949
3.500%	12/20/49	4	3,702
3.500%	12/20/49	4	3,815
3.500%	01/20/50	780	729,887
3.500%	03/20/50	1,517	1,409,238
3.500%	04/20/50	200	186,109
3.500%	05/20/50	303	282,165

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	11/20/50	328	$302,883
4.000%	09/20/25	6	5,921
4.000%	11/20/25	15	14,405
4.000%	01/20/26	5	4,599
4.000%	10/20/40	29	27,862
4.000%	02/15/41	3	2,938
4.000%	02/20/41	32	31,381
4.000%	03/15/41	3	2,765
4.000%	03/20/41	128	123,973
4.000%	05/20/41	260	252,430
4.000%	10/15/41	14	13,232
4.000%	10/15/41	52	50,032
4.000%	10/15/41	62	60,196
4.000%	10/20/41	364	353,268
4.000%	11/20/41	50	48,489
4.000%	12/20/41	24	23,589
4.000%	04/20/42	13	13,032
4.000%	09/20/42	25	23,866
4.000%	11/20/42	20	19,671
4.000%	08/20/43	9	9,079
4.000%	01/20/44	44	43,079
4.000%	02/20/44	14	13,752
4.000%	03/20/45	1,399	1,355,909
4.000%	08/20/45	92	88,929
4.000%	09/20/45	988	951,269
4.000%	01/20/46	24	22,758
4.000%	05/20/46	28	27,189
4.000%	01/15/47	9	8,460
4.000%	01/15/47	10	10,018
4.000%	06/20/47	977	937,814
4.000%	09/20/47	917	882,661
4.000%	01/20/48	326	310,037
4.000%	05/20/49	98	93,357
4.000%	10/20/50	1,993	1,902,644
4.000%	10/20/52	6,609	6,252,634
4.500%	04/20/35	6	6,140
4.500%	05/15/39	4	3,459
4.500%	08/15/39	24	23,333
4.500%	09/15/39	123	121,737
4.500%	09/20/39	2	1,566
4.500%	10/15/39	9	8,858
4.500%	11/15/39	4	4,423
4.500%	11/15/39	7	7,226
4.500%	11/20/39	34	33,637
4.500%	02/15/40	15	15,189
4.500%	02/20/40	295	293,019
4.500%	03/15/40	30	29,299
4.500%	05/20/40	252	249,779
4.500%	06/15/40	2	1,598
4.500%	06/15/40	12	11,594
4.500%	06/15/40	13	12,619
4.500%	06/15/40	42	41,468
4.500%	06/15/40	127	125,665
4.500%	07/15/40	1	1,096
4.500%	07/15/40	4	4,047
4.500%	08/15/40	18	18,219
4.500%	09/15/40	73	71,738
4.500%	09/20/40	140	138,139

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	10/15/40	7		$6,824
4.500%	11/20/40	73		72,720
4.500%	01/20/41	15		14,453
4.500%	02/20/41	327		324,874
4.500%	03/15/41	53		52,382
4.500%	03/20/41	372		369,334
4.500%	05/20/41	1		918
4.500%	05/20/41	24		23,942
4.500%	06/20/41	4		4,161
4.500%	07/20/41	45		44,789
4.500%	08/20/41	283		281,255
4.500%	11/20/41	738		732,380
4.500%	02/20/42	1		1,100
4.500%	05/20/42	8		7,563
4.500%	06/20/43	1		1,373
4.500%	06/20/44	1		1,278
4.500%	10/20/44	1		1,227
4.500%	01/20/45	1		1,149
4.500%	09/15/45	220		217,749
4.500%	01/20/46	164		162,844
4.500%	03/20/46	2		1,923
4.500%	05/20/46	1		1,439
4.500%	07/20/46	62		61,877
4.500%	08/20/46	108		107,444
4.500%	09/20/46	92		89,542
4.500%	01/20/47	242		239,614
4.500%	03/20/47	169		166,141
4.500%	09/20/48	47		45,553
4.500%	09/20/49	397		383,445
4.500%	10/20/52	6,320		6,101,816
5.000%	TBA	2,605		2,559,820
5.000%	01/20/33	1		736
5.000%	05/20/33	5		4,595
5.000%	11/15/33	2		1,844
5.000%	03/20/34	1		511
5.000%	05/15/34	103		102,580
5.000%	12/20/34	4		3,611
5.000%	02/20/35	3		3,190
5.000%	03/20/35	3		2,620
5.000%	06/20/35	—(r	)	480
5.000%	08/20/35	2		2,389
5.000%	12/20/35	3		3,289
5.000%	01/20/36	1		910
5.000%	03/20/36	5		4,594
5.000%	04/15/39	3		3,066
5.000%	04/20/39	4		3,573
5.000%	07/20/39	53		54,031
5.000%	08/15/39	4		4,493
5.000%	09/15/39	43		43,140
5.000%	10/15/39	9		8,726
5.000%	10/15/39	27		27,267
5.000%	10/20/39	3		2,676
5.000%	12/15/39	6		5,620
5.000%	01/15/40	5		4,927
5.000%	02/15/40	90		90,663
5.000%	02/15/40	93		93,428
5.000%	04/15/40	39		38,980
5.000%	05/20/40	218		221,966

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	06/15/40	25		$25,136
5.000%	06/15/40	41		41,783
5.000%	06/20/40	158		159,958
5.000%	07/15/40	4		4,296
5.000%	08/15/40	9		8,989
5.000%	08/20/40	119		120,486
5.000%	09/15/40	6		5,802
5.000%	09/15/40	7		6,897
5.000%	09/20/40	78		79,557
5.000%	10/20/40	26		26,381
5.000%	11/20/40	14		14,146
5.000%	03/20/41	160		162,597
5.000%	06/20/41	9		8,776
5.000%	08/20/41	181		184,130
5.000%	08/20/42	1		1,439
5.000%	11/20/42	9		9,474
5.000%	06/20/47	201		200,454
5.000%	07/20/47	33		32,927
5.000%	08/20/47	13		12,751
5.000%	10/20/47	22		22,282
5.000%	11/20/47	122		122,065
5.000%	02/20/48	21		20,958
5.000%	04/20/48	80		79,588
5.000%	05/20/48	6		6,022
5.000%	06/20/48	21		20,432
5.000%	06/20/48	115		114,421
5.000%	09/20/48	772		768,081
5.000%	12/20/48	577		574,191
5.000%	05/20/49	39		38,399
5.000%	06/20/49	959		953,529
5.500%	TBA	16,360		16,283,312
5.500%	10/20/32	1		564
5.500%	03/20/34	2		1,912
5.500%	01/20/36	362		372,903
5.500%	08/20/38	5		5,184
5.500%	03/20/48	193		196,773
5.500%	04/20/48	141		143,348
5.500%	05/20/48	131		133,099
5.500%	09/20/48	2		1,547
5.500%	10/20/48	39		38,978
5.500%	11/20/48	196		198,347
5.500%	12/20/48	666		674,221
5.500%	01/20/49	160		161,647
5.500%	03/20/49	210		212,416
5.500%	04/20/49	11		11,211
5.500%	06/20/52	289		288,004
5.500%	09/20/52	346		344,691
6.000%	TBA	4,440		4,469,484
6.000%	12/20/38	565		591,381
6.000%	05/15/40	169		176,097
6.500%	TBA	3,805		3,871,885
7.000%	02/20/29	8		7,616
7.000%	11/20/52	492		505,904
7.000%	12/20/52	118		121,368
7.000%	01/20/53	1,115		1,141,670
8.500%	06/15/26	—(r	)	430

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $753,811,443)				759,846,832

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 26.7%
U.S. Treasury Bonds
1.125%	05/15/40	1,460	$946,719
1.750%	08/15/41	700	492,078
2.000%	11/15/41	100	73,219
3.000%	08/15/52(a)(k)	50,820	43,236,703
3.375%	08/15/42	46,780	42,467,469
3.625%	02/15/53(a)	29,780	28,602,759
3.625%	05/15/53	1,590	1,528,884
3.875%	02/15/43(a)	14,380	14,024,994
4.000%	11/15/42(a)	40,095	39,863,201
4.000%	11/15/52(a)	63,475	65,240,398
4.500%	05/15/38	230	247,609
U.S. Treasury Notes
0.500%	02/28/26	6,105	5,484,484
0.625%	08/15/30	4,250	3,386,055
0.750%	03/31/26	12,110	10,945,359
0.750%	04/30/26	8,500	7,654,648
0.750%	05/31/26	5,770	5,183,083
0.875%	06/30/26	4,760	4,288,834
1.250%	08/15/31	2,535	2,080,680
1.375%	11/15/31(a)	60,485	49,871,773
1.500%	01/31/27	45,635	41,342,458
1.500%	02/15/30	8,330	7,136,467
1.875%	02/28/29	4,580	4,073,338
1.875%	02/15/32	685	586,852
2.750%	02/15/28	5,470	5,141,373
2.750%	08/15/32	7,600	6,968,250
2.875%	05/15/32	1,815	1,683,129
3.750%	04/15/26	39,720	38,879,053
3.875%	01/15/26	63,355	62,176,993
4.000%	02/15/26(a)	37,775	37,199,522
4.125%	11/15/32(a)	38,075	38,913,840

TOTAL U.S. TREASURY OBLIGATIONS (cost $569,864,944)			569,720,224

TOTAL LONG-TERM INVESTMENTS (cost $2,065,331,483)			2,080,071,092

		Shares

SHORT-TERM INVESTMENTS — 25.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)		283,983,224	283,983,224
PGIM Institutional Money Market Fund (cost $264,793,883; includes $263,538,397 of cash collateral for securities on loan)(b)(wi)		264,955,346	264,769,877

TOTAL SHORT-TERM INVESTMENTS (cost $548,777,107)			548,753,101

TOTAL INVESTMENTS—123.0% (cost $2,614,108,590)			2,628,824,193

Liabilities in excess of other assets(z) — (23.0)%			(490,942,046)

NET ASSETS — 100.0%			$2,137,882,147

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $259,969,299; cash collateral of $263,538,397 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)

Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment. (c) Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2023.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,170	10 Year U.S. Treasury Notes	Sep. 2023	$131,350,787	$(2,037,328)
1,108	10 Year U.S. Ultra Treasury Notes	Sep. 2023	131,228,750	(834,619)

				(2,871,947)

Short Position:
376	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	51,218,250	(540,202)

				$(3,412,149)

Forward foreign currency exchange contracts outstanding at June 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/25/23	BNYM	GBP	5,808	$7,292,106	$7,377,355	$85,249	$—
Expiring 08/25/23	BNYM	GBP	5,808	7,292,106	7,377,355	85,249	—
Canadian Dollar,
Expiring 07/21/23	BNYM	CAD	14,460	10,853,419	10,918,864	65,445	—
Expiring 07/21/23	BNYM	CAD	14,270	10,667,867	10,775,394	107,527	—
Danish Krone,
Expiring 07/14/23	BNYM	DKK	97,505	14,403,043	14,301,738	—	(101,305)
Euro,
Expiring 08/25/23	BNYM	EUR	530	579,356	579,945	589	—
Polish Zloty,
Expiring 08/18/23	BNYM	PLN	91,155	21,800,636	22,363,395	562,759	—

				$72,888,533	$73,694,046	906,818	(101,305)

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/25/23	BNYM	GBP 11,615	$14,504,812	$14,754,710	$—	$(249,898)
Canadian Dollar,
Expiring 07/21/23	BNYM	CAD 28,730	21,222,530	21,694,258	—	(471,728)
Danish Krone,
Expiring 07/14/23	BNYM	DKK 97,505	14,434,888	14,301,738	133,150	—
Polish Zloty,
Expiring 08/18/23	BNYM	PLN 91,155	21,765,759	22,363,395	—	(597,636)

			$71,927,989	$73,114,101	133,150	(1,319,262)

					$1,039,968	$(1,420,567)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$6,094,146

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$47,869,565	$—
Collateralized Loan Obligations.	—	44,819,746	—
Equipment	—	2,213,469	—
Other	—	20,054,720	—
Student Loans	—	7,724,917	—
Commercial Mortgage-Backed Securities	—	43,108,480	—
Corporate Bonds	—	527,240,997	—
Municipal Bonds	—	8,277,560	—
Residential Mortgage-Backed Securities	—	42,380,648	—
Sovereign Bonds	—	6,813,934	—
U.S. Government Agency Obligations	—	759,846,832	—
U.S. Treasury Obligations	—	569,720,224	—
Short-Term Investments
Affiliated Mutual Funds	548,753,101	—	—

Total	$548,753,101	$2,080,071,092	$—

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$1,039,968	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)

Liabilities
Futures Contracts	$(3,412,149)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,420,567)	—

Total	$(3,412,149)	$(1,420,567)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2023 were as follows:

U.S. Government Agency Obligations	35.5%
U.S. Treasury Obligations	26.7
Affiliated Mutual Funds (12.3% represents investments purchased with collateral from securities on loan)	25.7
Banks	8.6
Automobiles	2.2
Collateralized Loan Obligations	2.1
Commercial Mortgage-Backed Securities	2.0
Residential Mortgage-Backed Securities	2.0
Electric	1.9
Real Estate Investment Trusts (REITs)	1.9
Healthcare-Services	1.9
Telecommunications	1.7
Pharmaceuticals	1.6
Diversified Financial Services	1.3
Other	0.9
Pipelines	0.9
Auto Manufacturers	0.8
Insurance	0.8
Media	0.4
Municipal Bonds	0.4
Student Loans	0.4
Sovereign Bonds	0.3
Retail	0.2
Beverages	0.2
Semiconductors	0.2
Advertising	0.2

Entertainment	0.2%
Oil & Gas	0.2
Healthcare-Products	0.2
Commercial Services	0.2
Internet	0.2
Lodging	0.2
Biotechnology	0.1
Auto Parts & Equipment	0.1
Electronics	0.1
Software	0.1
Equipment	0.1
Real Estate	0.1
Agriculture	0.1
Toys/Games/Hobbies	0.1
Savings & Loans	0.1
Chemicals	0.1
Gas	0.0	*
Mining	0.0	*
Iron/Steel	0.0	*

	123.0
Liabilities in excess of other assets	(23.0)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$1,039,968	Unrealized depreciation on OTC forward foreign currency exchange contracts	$1,420,567

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$3,412,149	*

		$1,039,968		$4,832,716

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$229,796
Foreign exchange contracts	—	324,990	—
Interest rate contracts.	(11,200,980)	—	(780,278)

Total	$(11,200,980)	$324,990	$(550,482)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(98,699)
Foreign exchange contracts	—	(380,599)	—
Interest rate contracts	(3,768,169)	—	—

Total	$(3,768,169)	$(380,599)	$(98,699)

For the six months ended June 30, 2023, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$183,623,210
Futures Contracts - Short Positions (1)	70,229,405
Forward Foreign Currency Exchange Contracts - Purchased (2)	27,919,424
Forward Foreign Currency Exchange Contracts - Sold (2)	27,552,762
Interest Rate Swap Agreements (1)	27,260,667
Credit Default Swap Agreements - Buy Protection (1)	13,779,667

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2023 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$259,969,299	$(259,969,299)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNYM	$1,039,968	$(1,420,567)	$(380,599)	$—	$(380,599)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2023

ASSETS
Investments at value, including securities on loan of $259,969,299:
Unaffiliated investments (cost $2,065,331,483)	$2,080,071,092
Affiliated investments (cost $548,777,107)	548,753,101
Receivable for investments sold	26,569,534
Dividends and interest receivable	14,247,604
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,039,968
Prepaid expenses	415

Total Assets	2,670,681,714

LIABILITIES
Payable for investments purchased	266,254,168
Payable to broker for collateral for securities on loan	263,538,397
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,420,567
Accrued expenses and other liabilities	1,303,327
Due to broker-variation margin futures	282,398
Affiliated transfer agent fee payable	707
Management fee payable	3

Total Liabilities	532,799,567

NET ASSETS	$2,137,882,147

Net assets were comprised of:
Partners’ Equity	$2,137,882,147

Net asset value and redemption price per share, $2,137,882,147 / 203,890,711 outstanding shares of beneficial interest	$10.49

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2023

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $9,245 foreign withholding tax)	$49,322,875
Unaffiliated dividend income	2,318,070
Affiliated dividend income	698,510
Income from securities lending, net (including affiliated income of $107,553)	108,693

Total income	52,448,148

EXPENSES
Custodian and accounting fees	86,965
Audit fee	28,762
Trustees’ fees	21,004
Professional fees	15,872
Pricing fees	8,440
Shareholders’ reports	4,395
Transfer agent’s fees and expenses (including affiliated expense of $1,936)	3,997
Miscellaneous	6,156

Total expenses	175,591

NET INVESTMENT INCOME (LOSS)	52,272,557

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(56,139))	13,903,910
Futures transactions	(11,200,980)
Forward currency contract transactions	324,990
Swap agreements transactions	(550,482)
Foreign currency transactions	(1,495)

2,475,943

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(38,187))	(11,849,563)
Futures	(3,768,169)
Forward currency contracts	(380,599)
Swap agreements	(98,699)
Foreign currencies	81,130

(16,015,900)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(13,539,957)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,732,600

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2023	October 26, 2022(a) through December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$52,272,557	$18,060,705
Net realized gain (loss) on investment and foreign currency transactions	2,475,943	9,060,743
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(16,015,900)	27,018,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,732,600	54,139,547

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,796,458 and 196,806,008 shares, respectively]	93,000,000	1,970,030,000
Portfolio shares purchased [1,709,821 and 1,934 shares, respectively]	(18,000,000)	(20,000)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	75,000,000	1,970,010,000

TOTAL INCREASE (DECREASE)	113,732,600	2,024,149,547
NET ASSETS:
Beginning of period	2,024,149,547	—

End of period	$2,137,882,147	$2,024,149,547

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2023		October 26, 2022(a) through December 31, 2022
Per Share Operating Performance(b) :
Net Asset Value, beginning of period	$10.29		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.26		0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		0.20

Total from investment operations	0.20		0.29

Net Asset Value, end of period	$10.49		$10.29

Total Return(c)	2.04%		2.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,138		$2,024
Average net assets (in millions)	$2,125		$1,994
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	0.02	%(e)	0.02	%(f)
Expenses before waivers and/or expense reimbursement	0.02	%(e)	0.02	%(f)
Net investment income (loss)	4.96	%(e)	5.02	%(f)
Portfolio turnover rate(g)	128%		50%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests. (e) Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2023 consisted of 46 separate portfolios. The information presented in these financial statements pertains only to the 4 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST J.P. Morgan Fixed Income Central Portfolio (“J.P. Morgan Fixed Income Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST PGIM Fixed Income Central Portfolio (“PGIM Fixed Income Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST Target Maturity Central Portfolio (“Target Maturity Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST T. Rowe Price Fixed Income Central Portfolio (“T. Rowe Price Fixed Income Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

B1

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Investment Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (ETFs) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of

B2

the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from

B3

counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of

B4

Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs.As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

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Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

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Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes,

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as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (the Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
J.P. Morgan Fixed Income Central	J.P. Morgan Investment Management, Inc. (“J.P. Morgan”)
PGIM Fixed Income Central	PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.) / PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
Target Maturity Central	PFI (a business unit of PGIM, Inc.) / PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
T. Rowe Price Fixed Income Central	T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Management Fees and Expense Limitations: As noted in the table below, the Investment Manager does not directly charge a management fee to the Portfolios for its services. Rather, the Manager is paid directly based on the assets in each of the Investing Portfolios that invest in the Portfolios listed in the table below. To the extent the subadvisers to the Portfolios are paid subadvisory fees for subadvisory services provided to the Portfolios, the Investment Manager, and not the Portfolios, pays such subadvisory fees.

Any amounts paid or payable by the Portfolios to the Investment Manager if any, under the agreements are reflected in the Statement of Operations. The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
J.P. Morgan Fixed Income Central*	—	—%	—%
PGIM Fixed Income Central**	—	—%	—%
Target Maturity Central***	—	—%	—%
T. Rowe Price Fixed Income Central****	—	—%	—%

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Portfolio	Fee Waivers and/or Expense Limitations

J.P. Morgan Fixed Income Central	contractually limit expenses to 0.05% through June 30, 2024
PGIM Fixed Income Central	contractually limit expenses to 0.05% through June 30, 2024
Target Maturity Central	contractually limit expenses to 0.05% through June 30, 2024
T. Rowe Price Fixed Income Central	contractually limit expenses to 0.05% through June 30, 2024

*

Certain Asset Allocation Portfolios of Advanced Series Trust, subadvised by J.P. Morgan Investment Management (AA Portfolios) and the AST Investment Grade Bond Portfolio (ASTIG, and together with AA Portfolios, the Investing Portfolios) will invest in the J.P. Morgan Fixed Income Central. The Manager receives a management fee rate for services provided to the Investing Portfolios pursuant to Investment Management Agreement for each of the Investing Portfolios.

**

Certain Asset Allocation Portfolios of Advanced Series Trust, subadvised by PGIM, Inc. and PGIM Limited (AA Portfolios) and the AST Investment Grade Bond Portfolio (ASTIG, and together with AA Portfolios, the Investing Portfolios) will invest in the PGIM Fixed Income Central. The Investment Manager receives a management fee rate for services provided to the Investing Portfolios pursuant to Investment Management Agreement for each of the Investing Portfolios.

***

Each of the “AST Target Maturity Bond Portfolios” (as defined below) invest in Target Maturity Central. The Investment Manager receives a management fee for services provided to Target Maturity Central pursuant to the Investment Management Agreement in place with respect to each of the AST Target Maturity Bond Portfolios. The AST Target Maturity Bond Portfolios are: AST Bond Portfolio 2023, AST Bond Portfolio 2024, AST Bond Portfolio 2025, AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029, AST Bond Portfolio 2030, AST Bond Portfolio 2031, AST Bond Portfolio 2032, AST Bond Portfolio 2033 and AST Bond Portfolio 2034.

****

Certain Asset Allocation Portfolios of Advanced Series Trust, subadvised by T. Rowe Price Associates (AA Portfolios) and the AST Investment Grade Bond Portfolio (ASTIG, and together with AA Portfolios, the Investing Portfolios) will invest in the T. Rowe Price Fixed Income Central. The Manager receives a management fee rate for services provided to the Investing Portfolios pursuant to Investment Management Agreement for each of the Investing Portfolios.

AST Investment Services, Inc., PGIM Investments, PGIM, Inc., PGIM Fixed Income and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and

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sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2023 no such transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2023, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
J.P. Morgan Fixed Income Central	$449,565,192	$471,730,479
PGIM Fixed Income Central	7,126,004,782	5,489,211,798
Target Maturity Central	665,427,556	707,739,471
T. Rowe Price Fixed Income Central	2,425,199,785	2,329,898,407

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2023, is presented as follows:

J.P. Morgan Fixed Income Central
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 103,755,279	$ 23,305,260	$ —	$ —	$ 80,450,019	80,450,019	$231,916

PGIM Institutional Money Market Fund(1)(b)(wi)
77,184,733	1,247,088,294	880,960,145	(55,777)	(114,615)	443,142,490	443,452,908	140,638	(2)
$77,184,733	$1,350,843,573	$904,265,405	$(55,777)	$(114,615)	$523,592,509		$372,554

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PGIM Fixed Income Central
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$471,041,044	$421,705,713	$ —	$ —	$ 49,335,331	49,335,331	$255,940

PGIM Institutional Money Market Fund(1)(b)(wi)
67,178,483	512,476,466	524,129,071	(16,583)	(21,623)	55,487,672	55,526,540	106,548	(2)
$67,178,483	$983,517,510	$945,834,784	$(16,583)	$(21,623)	$104,823,003		$362,488
Target Maturity Central
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$10,073,214	$ 7,979,548	$ —	$ —	$ 2,093,666	2,093,666	$10,742

PGIM Institutional Money Market Fund(1)(b)(wi)
12,353,687	28,099,505	30,094,845	(3,389)	(1,278)	10,353,680	10,360,933	9,791	(2)
$12,353,687	$38,172,719	$38,074,393	$(3,389)	$(1,278)	$12,447,346		$20,533
T. Rowe Price Fixed Income Central
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 289,189,215	$ 5,205,991	$ —	$ —	$283,983,224	283,983,224	$698,510

PGIM Institutional Money Market Fund(1)(b)(wi)
65,450,579	819,172,914	619,759,290	(38,187)	(56,139)	264,769,877	264,955,346	107,553	(2)
$65,450,579	$1,108,362,129	$624,965,281	$(38,187)	$(56,139)	$548,753,101		$806,063

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for

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the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2022 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, (excluding the J.P. Morgan Fixed Income and the T. Rowe Price Fixed Income Portfolios), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios did not utilize the SCA during the reporting period ended June 30, 2023.

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2023, all Portfolios offer only a single share class to investors.

As of June 30, 2023, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
J.P. Morgan Fixed Income Central	258,580,815	100.0%
PGIM Fixed Income Central	771,585,574	100.0
Target Maturity Central	54,447,450	100.0
T. Rowe Price Fixed Income Central	203,890,711	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
J.P. Morgan Fixed Income Central	2	96.2%
PGIM Fixed Income Central	6	97.8
Target Maturity Central	7	91.4
T. Rowe Price Fixed Income Central	2	99.9

9. Purchases & Redemption In-kind

As of the close of business on January 30, 2023, AST J.P. Morgan Tactical Preservation Portfolio (“J.P. Morgan Tactical Preservation”) settled the purchase into J.P. Morgan Fixed Income Central by delivering portfolio securities and other assets

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in exchange for shares of J.P. Morgan Fixed Income Central. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received:

Portfolio	Securities Market Value and Other Assets	Shares Received
J.P. Morgan Tactical Preservation	$944,256,557	91,764,486

As of the close of business on March 14, 2023, AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”) and AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”) settled the purchase into PGIM Fixed Income Central by delivering portfolio securities and other assets in exchange for shares of PGIM Fixed Income Central. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received:

Portfolio	Securities Market Value and Other Assets	Shares Received
Capital Growth Asset Allocation	$ 80,000,000	7,960,199
Prudential Growth Allocation	255,281,277	25,401,122
	$335,281,277	33,361,321

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

10. Risks of Investing in the Portfolios

Each Portfolio’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	J.P. Morgan Fixed Income Central	PGIM Fixed Income Central	Target Maturity Central	T. Rowe Price Fixed Income Central
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X
Asset Transfer Program	X	X	X	X
Derivatives	X	X	X	X
Economic and Market Events	X	X	X	X
Expense	X	X	X	X
Fixed Income Securities	X	X	X	X
Fund of Funds	X	X	X	X
High Yield	X	X	X	X
Liquidity and Valuation	X	X	X	X
Market and Management	X	X	X	X
Portfolio Turnover	X	X	–	X
Regulatory	X	X	X	X
Sovereign Debt Securities	X	X	X	X
U.S. Government Securities	X	X	X	X

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans on residential and/or commercial real estate. Asset-backed and mortgage-backed securities are subject to interest rate risk, credit risk and liquidity risk, which are further described under Fixed Income Securities Risk.

Asset-backed and mortgage-backed securities may also be subject to prepayment and extension risks. In a period of declining interest rates, borrowers may repay principal on mortgages or other loan obligations underlying a security more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates (prepayment risk). In a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates (extension

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risk). The more a Portfolio invests in longer-term securities, the more likely it will be affected by changes in interest rates, which may result in lower than anticipated yield-to-maturity and expected returns as well as reduced market value of such securities.

The risks associated with investments in asset-backed and mortgage-backed securities, particularly credit risk, are heightened in connection with investments in loans to “subprime” borrowers or borrowers with blemished credit histories. Some mortgage-backed securities receive government or private support, but there is no assurance that such support will remain in place.

Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Moreover, securities backed by mortgages issued by private, non-government issuers may experience higher rates of default on the underlying mortgages than government issued mortgages because private issuer mortgage loans often do not meet the underwriting standards of government-issued mortgages. Private issuer mortgage-backed securities may include loans on commercial or residential properties.

A Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae or Freddie Mac are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government would provide financial support to such securities.

Asset Transfer Program Risk: The Portfolios may be used in connection with certain benefit programs under the Contracts. In order for the Participating Insurance Companies to manage the guarantees offered in connection with these benefit programs, the Participating Insurance Companies generally require Contract owners to participate in certain specialized algorithmic asset transfer programs under which the Participating Insurance Companies will monitor each Contract owner’s account value and, if necessary, will systematically transfer amounts among investment options. The transfers are based on pre-determined, non-discretionary mathematical formulas which generally focus on the amounts guaranteed at specific future dates or the present value of the estimated lifetime payments to be made.

As an example of how the asset transfer formulas operate under certain market environments, a downturn in the equity markets (i.e., a reduction in a Contract owner’s account value within the selected investment options) and certain market return scenarios involving “flat” returns over a period of time may cause the Participating Insurance Companies to transfer some or all of such Contract owner’s account value to a fixed income investment option. In general terms, such transfers are designed to ensure that an appropriate percentage of the projected guaranteed amounts are supported by fixed income investments. The formulas may also trigger transfers from a fixed income investment option back to selected equity and asset allocation options. Under some benefit programs using bond investment options with specific maturities, the transfer formulas may transfer account value among bond investment options with differing maturities based on guarantee calculations, not necessarily market movements. For more information on the benefit programs and asset transfer formulas, please see your Contract prospectus.

These formulas may result in large-scale asset flows into and out of the Portfolios, which, in certain instances, could adversely affect the Portfolios, including their risk profiles, expenses and performance. For example, the asset flows may adversely affect performance by requiring a Portfolio to purchase or sell securities at inopportune times, by otherwise limiting a Subadviser’s ability to fully implement a Portfolio’s investment strategies, or by requiring a Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may cause high turnover, which can result in increased transaction costs. The asset flows may also result in low asset levels and high operating expense ratios for a Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the assets flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely affect performance.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked

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derivatives may be more volatile than the prices of traditional equity and debt securities. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

The use of derivatives is a highly specialized activity that involves a variety of risks and costs that are different from, or possibly greater than, investing directly in traditional equity and debt securities, including:

Counterparty credit risk: There is a risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio. This risk is especially important in the context of privately negotiated instruments. For example, a Portfolio would be exposed to counterparty credit risk to the extent it enters into a credit default swap, that is, it purchases protection against a default by a debt issuer, and the swap counterparty does not maintain adequate reserves to cover such a default.

Leverage risk: Certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create leverage. Leverage can result in losses to a Portfolio that exceed the amount the Portfolio originally invested. To mitigate leverage risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate Portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation or coverage requirements.

Liquidity and valuation risk: Certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth. Privately-negotiated instruments may be difficult to terminate and, from time to time, a Portfolio may find it difficult to enter into a transaction that would offset the losses incurred by another derivative that it holds. Derivatives, and especially privately-negotiated instruments, also involve the risk of incorrect valuation (that is, the value assigned to the derivative may not always reflect its risks or potential rewards).

Hedging risk: Hedging is a strategy in which a Portfolio uses a derivative to offset the risks associated with its other portfolio holdings. While hedging can reduce losses, it can also reduce or eliminate gains or magnify losses if the market moves in a manner different from that anticipated by the Portfolio. Hedging also involves the risk that changes in the value of the derivative will not match the value of the holdings being hedged, to the extent expected by the Portfolio, in which case any losses on the holdings being hedged may not be reduced and may in fact be increased. No assurance can be given that any hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Portfolio is not required to use hedging and may choose not to do so.

Futures and Forward Contracts risk: The primary risks associated with the use of futures or forward contracts are: (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose a Portfolio to greater losses in the event of a default by a counterparty.

Economic and Market Events Risk: Events in the US and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Expense Risk: Your actual cost of investing in a Portfolio may be higher than the expenses shown in “Annual Portfolio Operating Expenses” in the Portfolio’s prospectus for a variety of reasons. For example, Portfolio operating expense ratios may be higher than those shown if a Portfolio’s average net assets decrease, fee waivers or expense limitations change, or the Portfolio incurs more expenses than expected. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Portfolio securities can increase expenses.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk.

Credit risk: Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The downgrade of the credit of a security held by a Portfolio may

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decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject. Information on the ratings issued to debt securities by certain credit rating agencies is included in Appendix I to the Statement of Additional Information (SAI). Not all securities are rated. In the event that the relevant credit rating agencies assign different ratings to the same security, a Portfolio’s Subadviser may determine which rating it believes best reflects the security’s quality and risk at that time. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. Some, but not all, U.S. government securities are insured or guaranteed by the U.S. government, while others are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Although credit risk may be lower for U.S. government securities than for other investment-grade securities, the return may be lower.

Liquidity risk: Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests. The reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

Interest rate risk: Interest rate risk is the risk that the value of an investment may go down in value when interest rates rise. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. The Portfolio currently faces a heightened level of interest rate risk because of recent increases in interest rates in the US and globally. Interest rates may continue to increase, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. The portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated. Volatility in interest rates and in fixed income markets may increase the risk that a Portfolio’s investment in fixed income securities will go down in value. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities. Certain securities acquired by a Portfolio may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, a Portfolio may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates.

Fund of Funds Risk: A Portfolio that is structured as a “fund of funds” invests primarily in a combination of underlying investment companies which we refer to as “Underlying Portfolios.” In addition to the risks associated with the investment in the Underlying Portfolios, these Portfolios are subject to the following risks:

•

To the extent that a Portfolio concentrates its assets among Underlying Portfolios that invest principally in one or several asset classes, a Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes. For example, a Portfolio may be overweighed in the equity asset class when the stock market is falling and the fixed income market is rising. Likewise, a Portfolio may be overweighted in the fixed income asset class when the fixed income market is falling and the stock market is rising.

•

The ability of a Portfolio to achieve its investment objective depends on the ability of the selected Underlying Portfolios to achieve their investment objectives. There is a risk that the selected Underlying Portfolios will underperform relevant markets, relevant indices, or other portfolios with similar investment objectives and strategies.

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•

A Portfolio will incur its pro rata share of the expenses of an Underlying Portfolio in which the Portfolio invests, such as investment advisory and other management expenses, and shareholders incur the operating expenses of these Underlying Portfolios.

•

The performance of a Portfolio may be affected by large purchases and redemptions of Underlying Portfolio shares. For example, large purchases and redemptions may cause an Underlying Portfolio to hold a greater percentage of its assets in cash than other portfolios pursuing similar strategies, and large redemptions may cause an Underlying Portfolio to sell assets at inopportune times. Underlying Portfolios that have experienced significant redemptions may, as a result, have higher expense ratios than other portfolios pursuing similar strategies. The Manager and a Portfolio’s Subadviser(s) seek to minimize the impact of large purchases and redemptions of Underlying Portfolio shares, but their abilities to do so may be limited.

•

There is a potential conflict of interest between a Portfolio and its Manager and a Portfolio’s Subadviser(s). Because the amount of the management fees to be retained by the Manager and their affiliates may differ depending upon which Underlying Portfolios are used in connection with a Portfolio, there is a potential conflict of interest for the Manager and a Portfolio’s Subadviser(s) in selecting the Underlying Portfolios. In addition, the Manager and a Portfolio’s Subadviser(s) may have an incentive to take into account the effect on an Underlying Portfolio in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Portfolio. Although the Manager and a Portfolio’s Subadviser(s) take steps to address the potential conflicts of interest, it is possible that the potential conflicts could impact the Portfolios.

High-Yield Risk: Investments in high-yield securities and unrated securities of similar credit quality (commonly known as “high-yield securities” or “junk bonds”) may be subject to greater levels of interest rate, credit, call and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or period of rising interest rates could adversely affect the market for high-yield securities and reduce a Portfolio’s ability to sell its high-yield securities at an advantageous time or price. In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress. High-yield securities frequently have redemption features that permit an issuer to repurchase the security from a Portfolio prior to maturity, which may result in the Portfolio having to reinvest the proceeds in other high-yield securities or similar instruments that may pay lower interest rates.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters, or events, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Portfolio Turnover Risk: A Subadviser generally does not consider the length of time a Portfolio has held a particular security in making investment decisions. In fact, a Subadviser may engage in active and frequent trading on behalf of a Portfolio—that is, frequent trading of its securities—in order to take advantage of new investment opportunities or yield differentials. A Portfolio’s turnover rate may be higher than that of other mutual funds due to a Subadviser’s investment strategies and the above-referenced asset transfer programs. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. A Portfolio may experience an increase in its portfolio turnover rate when the Portfolio’s portfolio is modified in connection with a change in a Subadviser.

Regulatory Risk: Each Portfolio is subject to a variety of laws and regulations which govern its operations. Each Portfolio is subject to regulation by the Securities and Exchange Commission (the “SEC”). Similarly, the businesses and other issuers

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of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. These laws and regulations are subject to change. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market. For example, changes in laws or regulations made by the government or a regulatory body may impact the ability of a Portfolio to achieve its investment objective, or may impact a Portfolio’s investment policies and/or strategies, or may reduce the attractiveness of an investment.

Sovereign Debt Securities Risk: Investing in sovereign debt securities exposes a Portfolio to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of sovereign debt securities held by a Portfolio. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

U.S. Government Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by a Portfolio, which could have a negative impact on the Portfolio. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

11. Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to each Portfolio.

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Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Board has approved PGIM Investments, the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 14-15, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

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Initial Approval of the Portfolio’s Advisory Agreements

AST J.P. Morgan Fixed Income Central Portfolio

At a meeting of the Board of Trustees (the Board) of the Advanced Series Trust (AST) held on March 8-9, 2022, the Board considered presentations made by PGIM Investments LLC (the Manager) concerning a proposed management agreement (the Management Agreement) with the Manager and a proposed subadvisory agreement (the Subadvisory Agreement, and with the Management Agreement, the Advisory Agreements) with J.P. Morgan Investment Management Inc. (J.P. Morgan) with respect to the AST J.P. Morgan Fixed Income Central Portfolio (the J.P. Morgan Central Portfolio) prior to the J.P. Morgan Central Portfolio’s commencement of operations.

At such meeting, the Board, including a majority of the trustees who are not parties to the Advisory Agreements or interested persons of any such party, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) approved the Advisory Agreements after concluding that such approvals were in the best interests of the J.P. Morgan Central Portfolio.

In advance of the Board meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

Before approving the Advisory Agreements, the Board, including the Independent Trustees, with advice from independent legal counsel, considered the factors it deemed relevant, including: the nature, quality and extent of services to be provided to the J.P. Morgan Central Portfolio by each of the Manager and J.P. Morgan; the fees to be paid by the J.P. Morgan Central Portfolio to the Manager and by the Manager to J.P. Morgan; and other benefits to the Manager and J.P. Morgan. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In connection with its deliberations, the Board considered information provided by the Manager and J.P. Morgan at the Board meeting, or in advance of, the Board meeting. The Board had the opportunity to ask questions and request further information in connection with its considerations. In its deliberations, the Board did not identify any single factor that, alone, was responsible for the Board’s decision to approve each of the Advisory Agreements.

The Board determined that the overall arrangement between the Manager and J.P. Morgan was appropriate in light of the services to be performed and the fee arrangement under the Advisory Agreements, and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of each of the Advisory Agreements are discussed separately below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services to be provided to the J.P. Morgan Central Portfolio by the Manager and J.P. Morgan under the Management Agreement and the Subadvisory Agreement, respectively.

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of AST at previous Board meetings, and concluded that it was satisfied with the nature, quality and extent of services provided by the Manager under the Management Agreement covering the other AST portfolios. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under Management Agreement covering the J.P. Morgan Central Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to J.P. Morgan, the Board received and considered information regarding the nature and extent of services that would be provided to the J.P. Morgan Central Portfolio under the Subadvisory Agreement. The Board noted that J.P. Morgan currently subadvises other AST portfolios.

The Board considered, among other things, the background and experience of the portfolio managers for J.P. Morgan. The Board also noted that it had received information pertaining to the background and experience of the portfolio managers for J.P. Morgan in connection with the renewal of the relevant subadvisory agreements for other AST portfolios at previous Board meetings. The Board also received information pertaining to J.P. Morgan’s organizational structure, senior management and investment operations, as well as other relevant information, in connection with the renewal of subadvisory agreements other AST portfolios at previous Board meetings. The Board considered J.P. Morgan’s experience and reputation in managing other funds with similar investment objectives and strategies.

The Board concluded that, based on the nature of the proposed services to be rendered by J.P. Morgan, the background information it had reviewed with respect to J.P. Morgan, and its prior experience with J.P. Morgan in connection with other AST portfolios, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the J.P. Morgan Central Portfolio by J.P. Morgan.

Investment Performance

Because the J.P. Morgan Central Portfolio had not yet commenced operations, no investment performance for the J.P. Morgan Central Portfolio existed for Board review.

While there was no historical performance information of the J.P. Morgan Central Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Management and Subadvisory Fees

The Board considered that the J.P. Morgan Central Portfolio would not pay a management fee, and that the Manager would pay a subadvisory fee to J.P. Morgan with respect to the J.P. Morgan Central Portfolio. The Board considered the proposed subadvisory fee rate payable by the Manager to J.P. Morgan under the New Subadvisory Agreement, and concluded that the proposed subadvisory fee rate was reasonable.

Profitability

Because the J.P. Morgan Central Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information to be reviewed with respect to the J.P. Morgan Central Portfolio. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

The Board considered the potential for the Manager and J.P. Morgan to experience economies of scale as the J.P. Morgan Central Portfolio grows in size. However, because the J.P. Morgan Central Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the J.P. Morgan Central Portfolio to be reviewed. The Board noted that it would consider economies of scale in connection with future annual reviews of the Advisory Agreements.

Other Benefits to the Manager and J.P. Morgan

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and J.P. Morgan, and their respective affiliates, in connection with the launch of the J.P. Morgan Central Portfolio. The Board concluded that any potential benefits to be derived by the Manager and J.P. Morgan, and their respective affiliates, were consistent with those generally derived by advisers to other mutual funds and to other AST portfolios.

The Board also concluded that any potential benefits to be derived by the Manager and J.P. Morgan were similar to the benefits derived by the Manager and J.P. Morgan in connection with their management of other AST portfolios, which are reviewed on an annual basis, and which were considered at the June 2021 Board meeting in connection with the renewal of the management and subadvisory agreements for the other AST portfolios for which the Manager and J.P. Morgan provide advisory services. The Board also concluded that any potential benefits to be derived by the Manager and J.P. Morgan included potential access to additional research resources, larger assets under management, and reputational benefits, which were consistent with those generally derived by advisers and subadvisers to mutual funds.

The Board noted that it would review ancillary benefits in connection with future annual reviews of the Advisory Agreements.

Conclusion

After full consideration of these factors, the Board approved the Advisory Agreements upon concluding that such approvals were in the best interests of the J.P. Morgan Central Portfolio.

Initial Approval of the Portfolio’s Advisory Agreements

AST T. Rowe Price Fixed Income Central Portfolio

At a meeting of the Board of Trustees (the Board) of the Advanced Series Trust (AST) held on March 8-9, 2022, the Board considered presentations made by PGIM Investments LLC (the Manager) concerning a proposed management agreement (the Management Agreement) with the Manager and a proposed subadvisory agreement (the Subadvisory Agreement, and with the Management Agreement, the Advisory Agreements) with T. Rowe Price Associates, Inc. (T. Rowe Price) with respect to the AST T. Rowe Price Fixed Income Central Portfolio (the T. Rowe Price Central Portfolio) prior to the T. Rowe Price Central Portfolio’s commencement of operations.

At such meeting, the Board, including a majority of the trustees who are not parties to the Advisory Agreements or interested persons of any such party, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) approved the Advisory Agreements after concluding that such approvals were in the best interests of the T. Rowe Price Central Portfolio.

In advance of the Board meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

Before approving the Advisory Agreements, the Board, including the Independent Trustees, with advice from independent legal counsel, considered the factors it deemed relevant, including: the nature, quality and extent of services to be provided to the T. Rowe Price Central Portfolio by each of the Manager and T. Rowe Price; the fees to be paid by the T. Rowe Price Central Portfolio to the Manager and by the Manager to T. Rowe Price; and other benefits to the Manager and T. Rowe Price. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In connection with its deliberations, the Board considered information provided by the Manager and T. Rowe Price at the Board meeting, or in advance of, the Board meeting. The Board had the opportunity to ask questions and request further information in connection with its considerations. In its deliberations, the Board did not identify any single factor that, alone, was responsible for the Board’s decision to approve each of the Advisory Agreements.

The Board determined that the overall arrangement between the Manager and T. Rowe Price was appropriate in light of the services to be performed and the fee arrangement under the Advisory Agreements, and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of each of the Advisory Agreements are discussed separately below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services to be provided to the T. Rowe Price Central Portfolio by the Manager and T. Rowe Price under the Management Agreement and the Subadvisory Agreement, respectively.

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of AST at previous Board meetings, and concluded that it was satisfied with the nature, quality and extent of services provided by the Manager under the Management Agreement covering the other AST portfolios. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under Management Agreement covering the T. Rowe Price Central Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to T. Rowe Price, the Board received and considered information regarding the nature and extent of services that would be provided to the T. Rowe Price Central Portfolio under the Subadvisory Agreement. The Board noted that T. Rowe Price currently subadvises other AST portfolios.

The Board considered, among other things, the background and experience of the portfolio managers for T. Rowe Price. The Board also noted that it had received information pertaining to the background and experience of the portfolio managers for T. Rowe Price in connection with the renewal of the relevant subadvisory agreements for other AST portfolios at previous Board meetings. The Board also received information pertaining to T. Rowe Price’s organizational structure, senior management and investment operations, as well as other relevant information, in connection with the renewal of subadvisory agreements other AST portfolios at previous Board meetings. The Board considered T. Rowe Price’s experience and reputation in managing other funds with similar investment objectives and strategies.

The Board concluded that, based on the nature of the proposed services to be rendered by T. Rowe Price, the background information it had reviewed with respect to T. Rowe Price, and its prior experience with T. Rowe Price in connection with other AST portfolios, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the T. Rowe Price Central Portfolio by T. Rowe Price.

Investment Performance

Because the T. Rowe Price Central Portfolio had not yet commenced operations, no investment performance for the T. Rowe Price Central Portfolio existed for Board review.

While there was no historical performance information of the T. Rowe Price Central Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Management and Subadvisory Fees

The Board considered that the T. Rowe Price Central Portfolio would not pay a management fee, and that the Manager would pay a subadvisory fee to T. Rowe Price with respect to the T. Rowe Price Central Portfolio. The Board considered the proposed subadvisory fee rate payable by the Manager to T. Rowe Price under the New Subadvisory Agreement, and concluded that the proposed subadvisory fee rate was reasonable.

Profitability

Because the T. Rowe Price Central Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information to be reviewed with respect to the T. Rowe Price Central Portfolio. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

The Board considered the potential for the Manager and T. Rowe Price to experience economies of scale as the T. Rowe Price Central Portfolio grows in size. However, because the T. Rowe Price Central Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the T. Rowe Price Central Portfolio to be reviewed. The Board noted that it would consider economies of scale in connection with future annual reviews of the Advisory Agreements.

Other Benefits to the Manager and T. Rowe Price

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and T. Rowe Price, and their respective affiliates, in connection with the launch of the J.P. Morgan Central Portfolio. The Board concluded that any potential benefits to be derived by the Manager and T. Rowe Price, and their respective affiliates, were consistent with those generally derived by advisers to other mutual funds and to other AST portfolios.

The Board also concluded that any potential benefits to be derived by the Manager and T. Rowe Price were similar to the benefits derived by the Manager and T. Rowe Price in connection with their management of other AST portfolios, which are reviewed on an annual basis, and which were considered at the June 2021 Board meeting in connection with the renewal of the management and subadvisory agreements for the other AST portfolios for which the Manager and T. Rowe Price provide advisory services. The Board also concluded that any potential benefits to be derived by the Manager and T. Rowe Price included potential access to additional research resources, larger assets under management, and reputational benefits, which were consistent with those generally derived by advisers and subadvisers to mutual funds.

The Board noted that it would review ancillary benefits in connection with future annual reviews of the Advisory Agreements.

Conclusion

After full consideration of these factors, the Board approved the Advisory Agreements upon concluding that such approvals were in the best interests of the T. Rowe Price Central Portfolio.

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2023 (the Meeting) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2 3

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]	The management and subadvisory agreements with respect to AST PGIM Fixed Income Central Portfolio and AST PGIM Target Maturity Central Portfolio were initially approved by the Board in March of 2022.
[3]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to AST J.P. Morgan Fixed Income Central Portfolio or AST T. Rowe Price Fixed Income Central Portfolio because the Portfolios recently commenced operations and the sole shareholders of the Portfolios and the Board had previously approved the management and subadvisory agreements for the Portfolios for an initial period of two years. The Board noted that it would consider the renewal of the agreements for these Portfolios as part of its annual review of the Trust’s advisory agreements in 2024.

subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2022, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or secondary or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2022. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST PGIM Fixed Income Central Portfolio

Gross Performance	Fourth Quarter 2022	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-month period ended December 31, 2022.

•	The Board noted that the Portfolio does not yet have a one-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.05% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Target Maturity Central Portfolio

Gross Performance	Fourth Quarter 2022	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the three-month period ended December 31, 2022.

•	The Board noted that the Portfolio does not yet have a one-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager had contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.05% of the Portfolio’s average daily net assets through June 30, 2024.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges, and expenses of the portfolios and on the contracts and should be read carefully.

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the appropriate phone number listed below and on the website of the SEC at www.sec.gov. This information is also available on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the SEC a complete listing of portfolio holdings as of its first and third calendar quarter-end, which are publicly available on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov or call (800) SEC-0330. Additionally, the Trust makes a complete listing of portfolio holdings as of its first and third calendar quarter-end available on its website listed above.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3714

Every year we will send you an updated summary prospectus. We will also send you or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semiannual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semiannual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2023 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-E

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.
(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:        Advanced Series Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date:	August 24, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	August 24, 2023